UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2018

Date of reporting period: December 31, 2017

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ASIA 50 ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.70%

CHINA — 35.19%
Bank of China Ltd. Class H	29,154,000	$14,320,975
China Construction Bank Corp. Class H	41,358,960	38,093,013
China Life Insurance Co. Ltd. Class H	2,825,000	8,871,829
China Mobile Ltd.	2,090,500	21,193,011
China Overseas Land & Investment Ltd.	1,582,000	5,089,647
China Petroleum & Chemical Corp. Class H	9,719,600	7,124,366
CNOOC Ltd.	6,102,000	8,758,068
Industrial & Commercial Bank of China Ltd. Class H	29,945,115	24,094,607
PetroChina Co. Ltd. Class H	8,136,000	5,672,189
Ping An Insurance Group Co. of China Ltd. Class H	1,921,000	19,990,707
Tencent Holdings Ltd.	2,101,800	109,159,275

		262,367,687
HONG KONG — 17.56%
AIA Group Ltd.	4,610,400	39,308,094
CK Asset Holdings Ltd.	1,017,148	8,886,855
CK Hutchison Holdings Ltd.	1,073,648	13,473,305
CLP Holdings Ltd.	734,500	7,511,964
Galaxy Entertainment Group Ltd.	1,017,000	8,157,023
Hang Seng Bank Ltd.	282,500	7,010,733
Hong Kong & China Gas Co. Ltd.	3,051,548	5,980,289
Hong Kong Exchanges & Clearing Ltd.	440,700	13,518,716
Link REIT	847,500	7,854,550
Power Assets Holdings Ltd.	508,500	4,289,918
Sands China Ltd.	949,200	4,899,418
Sun Hung Kai Properties Ltd.	599,000	9,991,890

		130,882,755
SINGAPORE — 6.14%
DBS Group Holdings Ltd.	700,600	13,027,469
Oversea-Chinese Banking Corp. Ltd.[a]	1,514,274	14,039,101
Singapore Telecommunications Ltd.	2,983,200	7,969,189
United Overseas Bank Ltd.	542,400	10,735,169

		45,770,928
SOUTH KOREA — 24.28%
Celltrion Inc.[b]	38,379	7,926,390
Hyundai Mobis Co. Ltd.	26,555	6,523,717
Hyundai Motor Co.	57,291	8,348,415
KB Financial Group Inc.[b]	148,369	8,786,693
KT&G Corp.	47,799	5,156,961
LG Chem Ltd.[b]	18,193	6,882,598
NAVER Corp.	11,300	9,183,130
POSCO	30,736	9,546,233
Samsung C&T Corp.	35,821	4,216,007
Samsung Electronics Co. Ltd.	37,968	90,367,067
Shinhan Financial Group Co. Ltd.[b]	176,054	8,123,925
SK Hynix Inc.[b]	223,627	15,980,072

		181,041,208

Security	Shares	Value
TAIWAN — 16.53%
Cathay Financial Holding Co. Ltd.	3,277,866	$5,892,966
Chunghwa Telecom Co. Ltd.	1,469,551	5,234,552
CTBC Financial Holding Co. Ltd.	7,571,359	5,215,749
Formosa Chemicals & Fibre Corp.	1,582,804	5,478,395
Formosa Plastics Corp.	1,921,071	6,371,615
Fubon Financial Holding Co. Ltd.	2,825,000	4,812,994
Hon Hai Precision Industry Co. Ltd.	5,989,066	19,159,537
Largan Precision Co. Ltd.	36,000	4,863,148
MediaTek Inc.	575,112	5,681,836
Nan Ya Plastics Corp.	2,147,510	5,621,622
Taiwan Semiconductor Manufacturing Co. Ltd.	7,119,343	54,904,959

		123,237,373

TOTAL COMMON STOCKS
(Cost: $565,628,507)		743,299,951

SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	493,662	493,712
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	1,572,248	1,572,248

		2,065,960

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,065,942)		2,065,960

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $567,694,449)		745,365,911
Other Assets, Less Liabilities — 0.02%		142,723

NET ASSETS — 100.00%		$745,508,634

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® ASIA 50 ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,258,697	—		(8,765,035)[a]	493,662	$493,712	$—	[b]	$62	$(1,070)
BlackRock Cash Funds: Treasury, SL Agency Shares	90,364	1,481,884	[a]	—	1,572,248	1,572,248	4,666		—	—

						$2,065,960	$4,666		$62	$(1,070)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$743,299,951	$—	$—	$743,299,951
Money Market Funds	2,065,960	—	—	2,065,960

Total	$745,365,911	$—	$—	$745,365,911

2

Schedule of Investments (Unaudited)

iSHARES® CORE S&P 500 ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 2.62%
Arconic Inc.	2,603,678	$70,950,227
Boeing Co. (The)	3,463,308	1,021,364,162
General Dynamics Corp.	1,717,754	349,477,051
Harris Corp.	739,521	104,753,150
L3 Technologies Inc.	481,996	95,362,909
Lockheed Martin Corp.	1,543,203	495,445,323
Northrop Grumman Corp.	1,076,834	330,491,123
Raytheon Co.	1,785,231	335,355,643
Rockwell Collins Inc.	1,011,799	137,220,180
Textron Inc.	1,624,818	91,948,451
TransDigm Group Inc.[a]	296,544	81,436,913
United Technologies Corp.	4,594,272	586,091,279

		3,699,896,411
AIR FREIGHT & LOGISTICS — 0.73%
CH Robinson Worldwide Inc.	857,664	76,409,286
Expeditors International of Washington Inc.	1,107,658	71,654,396
FedEx Corp.	1,526,034	380,806,524
United Parcel Service Inc. Class B	4,250,266	506,419,194

		1,035,289,400
AIRLINES — 0.53%
Alaska Air Group Inc.	753,066	55,357,882
American Airlines Group Inc.	2,646,380	137,691,152
Delta Air Lines Inc.	4,050,561	226,831,416
Southwest Airlines Co.	3,376,858	221,015,356
United Continental Holdings Inc.[b]	1,564,661	105,458,151

		746,353,957
AUTO COMPONENTS — 0.18%
Aptiv PLC	1,638,915	139,029,160
BorgWarner Inc.	1,231,593	62,922,086
Goodyear Tire & Rubber Co. (The)	1,505,575	48,645,128

		250,596,374
AUTOMOBILES — 0.48%
Ford Motor Co.	24,133,184	301,423,468
General Motors Co.	7,908,171	324,155,930
Harley-Davidson Inc.	1,050,249	53,436,669

		679,016,067
BANKS — 6.57%
Bank of America Corp.	60,008,458	1,771,449,680
BB&T Corp.	4,873,545	242,312,657
Citigroup Inc.	16,356,248	1,217,068,414
Citizens Financial Group Inc.	3,042,893	127,740,648
Comerica Inc.	1,083,913	94,094,488
Fifth Third Bancorp.	4,383,932	133,008,497
Huntington Bancshares Inc./OH	6,715,670	97,780,155

Security	Shares	Value
JPMorgan Chase & Co.	21,464,170	$2,295,378,340
KeyCorp	6,685,575	134,848,048
M&T Bank Corp.	931,076	159,204,685
People’s United Financial Inc.	2,111,080	39,477,196
PNC Financial Services Group Inc. (The)[c]	2,942,563	424,582,415
Regions Financial Corp.	7,208,036	124,554,862
SunTrust Banks Inc.	2,937,995	189,765,097
U.S. Bancorp.	9,752,280	522,527,162
Wells Fargo & Co.	27,415,980	1,663,327,507
Zions BanCorp.	1,228,806	62,460,209

		9,299,580,060
BEVERAGES — 2.00%
Brown-Forman Corp. Class B	1,212,126	83,236,692
Coca-Cola Co. (The)	23,721,363	1,088,336,135
Constellation Brands Inc. Class A	1,064,269	243,259,965
Dr Pepper Snapple Group Inc.	1,123,160	109,013,910
Molson Coors Brewing Co. Class B	1,137,943	93,390,982
Monster Beverage Corp.[b]	2,545,433	161,100,455
PepsiCo Inc.	8,797,560	1,055,003,395

		2,833,341,534
BIOTECHNOLOGY — 2.77%
AbbVie Inc.	9,861,337	953,689,901
Alexion Pharmaceuticals Inc.[b]	1,376,127	164,571,028
Amgen Inc.	4,490,612	780,917,427
Biogen Inc.[a,b]	1,307,910	416,660,889
Celgene Corp.[b]	4,870,507	508,286,110
Gilead Sciences Inc.	8,080,701	578,901,419
Incyte Corp.[b]	1,088,797	103,119,964
Regeneron Pharmaceuticals Inc.[b]	475,151	178,637,770
Vertex Pharmaceuticals Inc.[b]	1,562,038	234,087,015

		3,918,871,523
BUILDING PRODUCTS — 0.33%
Allegion PLC	587,303	46,725,827
AO Smith Corp.	906,829	55,570,481
Fortune Brands Home & Security Inc.	961,347	65,794,588
Johnson Controls International PLC	5,739,438	218,729,982
Masco Corp.	1,944,419	85,437,771

		472,258,649
CAPITAL MARKETS — 3.05%
Affiliated Managers Group Inc.	342,042	70,204,121
Ameriprise Financial Inc.	919,317	155,796,652
Bank of New York Mellon Corp. (The)	6,334,748	341,189,527
BlackRock Inc.[c]	763,688	392,314,162
Cboe Global Markets Inc.	697,855	86,945,755
Charles Schwab Corp. (The)	7,380,736	379,148,408
CME Group Inc.	2,105,053	307,442,991
E*TRADE Financial Corp.[b]	1,674,211	82,990,639
Franklin Resources Inc.	2,037,013	88,263,773
Goldman Sachs Group Inc. (The)	2,170,069	552,846,778
Intercontinental Exchange Inc.	3,618,929	255,351,630
Invesco Ltd.	2,505,324	91,544,539

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2017

Security	Shares	Value
Moody’s Corp.	1,033,296	$152,524,823
Morgan Stanley	8,611,634	451,852,436
Nasdaq Inc.	722,978	55,546,400
Northern Trust Corp.	1,329,459	132,799,660
Raymond James Financial Inc.	790,018	70,548,607
S&P Global Inc.	1,577,390	267,209,866
State Street Corp.	2,293,884	223,906,017
T Rowe Price Group Inc.	1,506,030	158,027,728

		4,316,454,512
CHEMICALS — 2.20%
Air Products & Chemicals Inc.	1,345,637	220,792,119
Albemarle Corp.	680,884	87,078,255
CF Industries Holdings Inc.	1,433,195	60,968,115
DowDuPont Inc.	14,475,546	1,030,948,386
Eastman Chemical Co.	888,344	82,296,188
Ecolab Inc.	1,608,349	215,808,269
FMC Corp.	836,864	79,217,546
International Flavors & Fragrances Inc.	485,785	74,135,649
LyondellBasell Industries NV Class A	1,995,975	220,195,962
Monsanto Co.	2,717,733	317,376,860
Mosaic Co. (The)	2,193,823	56,293,498
PPG Industries Inc.	1,579,139	184,475,018
Praxair Inc.	1,769,808	273,753,902
Sherwin-Williams Co. (The)	508,625	208,556,595

		3,111,896,362
COMMERCIAL SERVICES & SUPPLIES — 0.30%
Cintas Corp.	535,138	83,390,554
Republic Services Inc.	1,408,626	95,237,204
Stericycle Inc.[a,b]	518,407	35,246,492
Waste Management Inc.	2,471,053	213,251,874

		427,126,124
COMMUNICATIONS EQUIPMENT — 0.98%
Cisco Systems Inc.	30,581,955	1,171,288,876
F5 Networks Inc.[a,b]	386,632	50,733,851
Juniper Networks Inc.	2,342,963	66,774,446
Motorola Solutions Inc.	1,007,448	91,012,852

		1,379,810,025
CONSTRUCTION & ENGINEERING — 0.09%
Fluor Corp.	876,395	45,265,802
Jacobs Engineering Group Inc.	745,143	49,149,632
Quanta Services Inc.[b]	962,537	37,644,822

		132,060,256
CONSTRUCTION MATERIALS — 0.13%
Martin Marietta Materials Inc.	387,325	85,614,318
Vulcan Materials Co.	813,280	104,400,754

		190,015,072

Security	Shares	Value
CONSUMER FINANCE — 0.79%
American Express Co.	4,456,718	$442,596,665
Capital One Financial Corp.	2,997,811	298,522,019
Discover Financial Services	2,238,855	172,212,727
Navient Corp.	1,665,331	22,182,209
Synchrony Financial	4,532,910	175,015,655

		1,110,529,275
CONTAINERS & PACKAGING — 0.37%
Avery Dennison Corp.	544,761	62,571,249
Ball Corp.	2,163,944	81,905,280
International Paper Co.	2,541,975	147,282,032
Packaging Corp. of America	580,089	69,929,729
Sealed Air Corp.	1,113,758	54,908,269
WestRock Co.	1,582,483	100,028,750

		516,625,309
DISTRIBUTORS — 0.12%
Genuine Parts Co.	907,932	86,262,619
LKQ Corp.[a,b]	1,921,576	78,150,496

		164,413,115
DIVERSIFIED CONSUMER SERVICES — 0.02%
H&R Block Inc.	1,279,469	33,547,677

		33,547,677
DIVERSIFIED FINANCIAL SERVICES — 1.70%
Berkshire Hathaway Inc. Class Ba,b	11,904,651	2,359,739,921
Leucadia National Corp.	1,921,131	50,890,760

		2,410,630,681
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.06%
AT&T Inc.	37,982,876	1,476,774,219
CenturyLink Inc.	5,998,729	100,058,799
Verizon Communications Inc.	25,235,588	1,335,719,673

		2,912,552,691
ELECTRIC UTILITIES — 1.80%
Alliant Energy Corp.	1,423,568	60,658,233
American Electric Power Co. Inc.	3,042,476	223,834,959
Duke Energy Corp.	4,329,560	364,159,292
Edison International	2,007,419	126,949,178
Entergy Corp.	1,113,906	90,660,809
Eversource Energy	1,962,530	123,992,645
Exelon Corp.	5,939,151	234,061,941
FirstEnergy Corp.	2,773,920	84,937,430
NextEra Energy Inc.	2,910,010	454,514,462
PG&E Corp.	3,160,104	141,667,462
Pinnacle West Capital Corp.	697,994	59,455,129
PPL Corp.	4,209,372	130,280,063
Southern Co. (The)	6,208,584	298,570,805

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2017

Security	Shares	Value
Xcel Energy Inc.	3,127,495	$150,463,785

		2,544,206,193
ELECTRICAL EQUIPMENT — 0.57%
Acuity Brands Inc.[a]	260,732	45,888,832
AMETEK Inc.	1,438,202	104,226,499
Eaton Corp. PLC	2,725,468	215,339,227
Emerson Electric Co.	3,967,615	276,503,089
Rockwell Automation Inc.	798,619	156,808,841

		798,766,488
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.41%
Amphenol Corp. Class A	1,882,058	165,244,692
Corning Inc.	5,355,060	171,308,370
FLIR Systems Inc.	870,210	40,569,190
TE Connectivity Ltd.	2,172,974	206,519,449

		583,641,701
ENERGY EQUIPMENT & SERVICES — 0.81%
Baker Hughes a GE Co.	2,652,893	83,937,534
Halliburton Co.	5,390,794	263,448,103
Helmerich & Payne Inc.	683,376	44,173,425
National Oilwell Varco Inc.[a]	2,341,415	84,337,768
Schlumberger Ltd.	8,569,440	577,494,562
TechnipFMC PLC[a]	2,719,132	85,136,023

		1,138,527,415
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.83%
Alexandria Real Estate Equities Inc.[a]	594,997	77,700,658
American Tower Corp.	2,652,960	378,497,803
Apartment Investment & Management Co. Class Aa	959,979	41,960,682
AvalonBay Communities Inc.[a]	850,796	151,790,514
Boston Properties Inc.	959,398	124,750,522
Crown Castle International Corp.	2,513,180	278,988,112
Digital Realty Trust Inc.[a]	1,266,234	144,224,053
Duke Realty Corp.	2,189,483	59,575,832
Equinix Inc.[a]	483,098	218,949,676
Equity Residential[a]	2,276,230	145,155,187
Essex Property Trust Inc.[a]	406,894	98,212,005
Extra Space Storage Inc.[a]	771,293	67,449,573
Federal Realty Investment Trust[a]	453,270	60,198,789
GGP Inc.	3,876,510	90,671,569
HCP Inc.	2,906,890	75,811,691
Host Hotels & Resorts Inc.[a]	4,597,000	91,250,450
Iron Mountain Inc.[a]	1,740,686	65,676,083
Kimco Realty Corp.[a]	2,610,029	47,372,026
Macerich Co. (The)[a]	674,204	44,281,719
Mid-America Apartment Communities Inc.	707,698	71,166,111
Prologis Inc.[a]	3,285,153	211,925,220
Public Storage[a]	923,468	193,004,812
Realty Income Corp.[a]	1,751,526	99,872,012
Regency Centers Corp.[a]	916,585	63,409,350

Security	Shares	Value
SBA Communications Corp.[b]	730,487	$119,332,356
Simon Property Group Inc.[a]	1,922,918	330,241,937
SL Green Realty Corp.[a]	612,052	61,774,408
UDR Inc.	1,670,948	64,364,917
Ventas Inc.	2,205,957	132,379,480
Vornado Realty Trust[a]	1,062,387	83,057,416
Welltower Inc.[a]	2,283,796	145,637,671
Weyerhaeuser Co.[a]	4,651,396	164,008,223

		4,002,690,857
FOOD & STAPLES RETAILING — 1.82%
Costco Wholesale Corp.	2,703,253	503,129,448
CVS Health Corp.	6,266,450	454,317,625
Kroger Co. (The)	5,501,249	151,009,285
Sysco Corp.	2,955,471	179,485,754
Wal-Mart Stores Inc.	9,054,886	894,169,992
Walgreens Boots Alliance Inc.	5,370,901	390,034,831

		2,572,146,935
FOOD PRODUCTS — 1.24%
Archer-Daniels-Midland Co.	3,447,663	138,182,333
Campbell Soup Co.	1,187,719	57,141,161
Conagra Brands Inc.	2,526,623	95,177,888
General Mills Inc.	3,515,587	208,439,153
Hershey Co. (The)	870,635	98,825,779
Hormel Foods Corp.	1,653,289	60,163,187
JM Smucker Co. (The)	703,340	87,382,962
Kellogg Co.	1,538,437	104,582,947
Kraft Heinz Co. (The)	3,692,655	287,140,853
McCormick & Co. Inc./MD NVS	736,204	75,026,550
Mondelez International Inc. Class A	9,244,564	395,667,339
Tyson Foods Inc. Class A	1,849,778	149,961,502

		1,757,691,654
HEALTH CARE EQUIPMENT & SUPPLIES — 2.70%
Abbott Laboratories	10,767,566	614,504,992
Align Technology Inc.[b]	446,429	99,192,059
Baxter International Inc.	3,103,970	200,640,621
Becton Dickinson and Co.	1,640,450	351,154,624
Boston Scientific Corp.[b]	8,478,867	210,191,113
Cooper Companies Inc. (The)	305,027	66,459,283
Danaher Corp.	3,786,745	351,485,671
DENTSPLY SIRONA Inc.	1,429,490	94,103,327
Edwards Lifesciences Corp.[b]	1,307,010	147,313,097
Hologic Inc.[b]	1,692,713	72,363,481
IDEXX Laboratories Inc.[b]	542,441	84,826,923
Intuitive Surgical Inc.[a,b]	692,486	252,715,841
Medtronic PLC	8,373,570	676,165,777
ResMed Inc.	872,997	73,934,116
Stryker Corp.	1,990,955	308,279,472
Varian Medical Systems Inc.[a,b]	572,760	63,662,274
Zimmer Biomet Holdings Inc.	1,258,433	151,855,110

		3,818,847,781

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2017

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.78%
Aetna Inc.	2,017,346	$363,909,045
AmerisourceBergen Corp.	1,003,705	92,160,193
Anthem Inc.	1,588,422	357,410,834
Cardinal Health Inc.	1,943,099	119,053,676
Centene Corp.[b]	1,059,951	106,927,857
Cigna Corp.[a]	1,525,168	309,746,369
DaVita Inc.[a,b]	946,303	68,370,392
Envision Healthcare Corp.[b]	747,989	25,850,500
Express Scripts Holding Co.[b]	3,499,628	261,212,234
HCA Healthcare Inc.[a,b]	1,760,077	154,605,163
Henry Schein Inc.[a,b]	978,476	68,375,903
Humana Inc.	883,655	219,208,296
Laboratory Corp. of America Holdings[b]	627,496	100,091,887
McKesson Corp.	1,287,114	200,725,428
Patterson Companies Inc.	519,983	18,786,986
Quest Diagnostics Inc.	837,373	82,472,867
UnitedHealth Group Inc.	5,994,735	1,321,599,278
Universal Health Services Inc. Class B	539,842	61,191,090

		3,931,697,998
HEALTH CARE TECHNOLOGY — 0.09%
Cerner Corp.[a,b]	1,949,709	131,390,889

		131,390,889
HOTELS, RESTAURANTS & LEISURE — 1.85%
Carnival Corp.	2,525,063	167,588,431
Chipotle Mexican Grill Inc.[a,b]	155,480	44,938,385
Darden Restaurants Inc.	768,719	73,812,398
Hilton Worldwide Holdings Inc.	1,246,494	99,545,011
Marriott International Inc./MD Class A	1,891,946	256,793,831
McDonald’s Corp.	4,931,536	848,815,976
MGM Resorts International	3,151,529	105,229,553
Norwegian Cruise Line Holdings Ltd.[b]	1,094,538	58,284,149
Royal Caribbean Cruises Ltd.	1,065,117	127,047,156
Starbucks Corp.	8,801,674	505,480,138
Wyndham Worldwide Corp.	630,013	72,999,606
Wynn Resorts Ltd.	496,010	83,622,326
Yum! Brands Inc.	2,076,620	169,472,958

		2,613,629,918
HOUSEHOLD DURABLES — 0.42%
DR Horton Inc.	2,107,630	107,636,664
Garmin Ltd.	681,131	40,574,974
Leggett & Platt Inc.	819,539	39,116,596
Lennar Corp. Class A	1,274,637	80,608,044
Mohawk Industries Inc.[b]	391,946	108,137,901
Newell Brands Inc.	3,034,085	93,753,227
PulteGroup Inc.	1,665,194	55,367,701
Whirlpool Corp.	448,096	75,566,909

		600,762,016

Security	Shares	Value
HOUSEHOLD PRODUCTS — 1.64%
Church & Dwight Co. Inc.	1,534,751	$76,998,458
Clorox Co. (The)	802,166	119,314,171
Colgate-Palmolive Co.	5,432,079	409,850,360
Kimberly-Clark Corp.	2,175,147	262,453,237
Procter & Gamble Co. (The)	15,762,973	1,448,301,959

		2,316,918,185
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.07%
AES Corp./VA	4,151,628	44,962,131
NRG Energy Inc.[a]	1,861,470	53,014,666

		97,976,797
INDUSTRIAL CONGLOMERATES — 1.90%
3M Co.	3,691,685	868,911,898
General Electric Co.	53,646,791	936,136,503
Honeywell International Inc.	4,712,793	722,753,935
Roper Technologies Inc.	630,551	163,312,709

		2,691,115,045
INSURANCE — 2.64%
Aflac Inc.	2,434,113	213,666,439
Allstate Corp. (The)	2,219,705	232,425,311
American International Group Inc.	5,561,123	331,331,708
Aon PLC	1,542,637	206,713,358
Arthur J Gallagher & Co.	1,108,312	70,133,983
Assurant Inc.	336,288	33,911,282
Brighthouse Financial Inc.[b]	582,979	34,185,889
Chubb Ltd.	2,871,722	419,644,736
Cincinnati Financial Corp.	917,425	68,779,352
Everest Re Group Ltd.	252,803	55,935,192
Hartford Financial Services Group Inc. (The)	2,216,770	124,759,816
Lincoln National Corp.	1,362,491	104,734,683
Loews Corp.	1,720,139	86,058,554
Marsh & McLennan Companies Inc.	3,156,405	256,899,803
MetLife Inc.	6,509,500	329,120,320
Principal Financial Group Inc.	1,655,545	116,815,255
Progressive Corp. (The)	3,588,817	202,122,173
Prudential Financial Inc.	2,618,295	301,051,559
Torchmark Corp.	665,922	60,405,785
Travelers Companies Inc. (The)	1,693,050	229,645,302
Unum Group	1,383,239	75,925,989
Willis Towers Watson PLC	820,490	123,639,638
XL Group Ltd.	1,586,093	55,767,030

		3,733,673,157
INTERNET & DIRECT MARKETING RETAIL — 2.86%
Amazon.com Inc.[b]	2,474,160	2,893,455,895
Expedia Inc.	758,332	90,825,424
Netflix Inc.[a,b]	2,676,968	513,870,777
Priceline Group Inc. (The)[a,b]	301,669	524,222,288
TripAdvisor Inc.[a,b]	665,401	22,929,719

		4,045,304,103

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2017

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 4.85%
Akamai Technologies Inc.[a,b]	1,042,903	$67,830,411
Alphabet Inc. Class Ab	1,843,723	1,942,177,808
Alphabet Inc. Class Ca,b	1,867,363	1,954,008,643
eBay Inc.[b]	5,999,368	226,416,149
Facebook Inc. Class Aa,b	14,752,657	2,603,253,854
VeriSign Inc.[a,b]	526,883	60,296,491

		6,853,983,356
IT SERVICES — 4.04%
Accenture PLC Class A	3,822,887	585,245,771
Alliance Data Systems Corp.	298,729	75,721,827
Automatic Data Processing Inc.	2,743,436	321,503,265
Cognizant Technology Solutions Corp. Class A	3,644,717	258,847,801
CSRA Inc.	1,011,885	30,275,599
DXC Technology Co.	1,757,989	166,833,156
Fidelity National Information Services Inc.	2,059,890	193,815,050
Fiserv Inc.[a,b]	1,288,838	169,005,327
Gartner Inc.[a,b]	561,498	69,148,479
Global Payments Inc.	989,282	99,165,628
International Business Machines Corp.	5,326,163	817,139,927
Mastercard Inc. Class A	5,745,710	869,670,666
Paychex Inc.	1,987,504	135,309,272
PayPal Holdings Inc.[a,b]	6,989,129	514,539,677
Total System Services Inc.	1,032,956	81,696,490
Visa Inc. Class Aa	11,218,299	1,279,110,452
Western Union Co. (The)	2,818,211	53,574,191

		5,720,602,578
LEISURE PRODUCTS — 0.07%
Hasbro Inc.	706,943	64,254,049
Mattel Inc.	2,149,883	33,065,201

		97,319,250
LIFE SCIENCES TOOLS & SERVICES — 0.80%
Agilent Technologies Inc.	2,001,218	134,021,569
Illumina Inc.[a,b]	900,807	196,817,321
IQVIA Holdings Inc.[b]	904,593	88,559,655
Mettler-Toledo International Inc.[a,b]	158,989	98,496,865
PerkinElmer Inc.	672,629	49,182,633
Thermo Fisher Scientific Inc.[a]	2,480,547	471,006,264
Waters Corp.[b]	492,009	95,051,219

		1,133,135,526
MACHINERY — 1.75%
Caterpillar Inc.	3,680,335	579,947,189
Cummins Inc.	964,972	170,452,654
Deere & Co.	1,978,669	309,681,485
Dover Corp.	966,277	97,584,314
Flowserve Corp.	798,881	33,656,857
Fortive Corp.	1,887,783	136,581,100

Security	Shares	Value
Illinois Tool Works Inc.	1,907,413	$318,251,859
Ingersoll-Rand PLC	1,545,506	137,843,680
PACCAR Inc.	2,185,317	155,332,332
Parker-Hannifin Corp.	825,432	164,739,719
Pentair PLC	1,020,556	72,071,665
Snap-on Inc.	355,746	62,006,528
Stanley Black & Decker Inc.	953,170	161,743,417
Xylem Inc./NY	1,101,554	75,125,983

		2,475,018,782
MEDIA — 2.75%
CBS Corp. Class B NVS	2,253,902	132,980,218
Charter Communications Inc. Class Aa,b	1,199,642	403,031,726
Comcast Corp. Class A	28,854,230	1,155,611,912
Discovery Communications Inc. Class Aa,b	986,995	22,088,948
Discovery Communications Inc. Class C NVS[a,b]	1,222,788	25,886,422
DISH Network Corp. Class Ab	1,414,835	67,558,371
Interpublic Group of Companies Inc. (The)	2,391,337	48,209,354
News Corp. Class A	2,332,771	37,814,218
News Corp. Class B	736,857	12,231,826
Omnicom Group Inc.	1,428,698	104,052,075
Scripps Networks Interactive Inc. Class A	586,671	50,089,970
Time Warner Inc.	4,816,521	440,567,176
Twenty-First Century Fox Inc. Class A	6,509,737	224,781,219
Twenty-First Century Fox Inc. Class B	2,719,314	92,782,994
Viacom Inc. Class B NVS	2,200,468	67,796,419
Walt Disney Co. (The)	9,342,988	1,004,464,640

		3,889,947,488
METALS & MINING — 0.29%
Freeport-McMoRan Inc.[b]	8,330,067	157,938,071
Newmont Mining Corp.	3,285,339	123,265,919
Nucor Corp.	1,966,688	125,042,023

		406,246,013
MULTI-UTILITIES — 0.99%
Ameren Corp.	1,508,629	88,994,025
CenterPoint Energy Inc.	2,688,409	76,243,279
CMS Energy Corp.	1,737,601	82,188,527
Consolidated Edison Inc.	1,918,005	162,934,525
Dominion Energy Inc.	3,980,914	322,692,889
DTE Energy Co.	1,110,214	121,524,024
NiSource Inc.	2,093,402	53,737,629
Public Service Enterprise Group Inc.	3,117,697	160,561,396
SCANA Corp.	873,548	34,749,739
Sempra Energy	1,548,154	165,528,626
WEC Energy Group Inc.	1,953,162	129,748,552

		1,398,903,211
MULTILINE RETAIL — 0.47%
Dollar General Corp.	1,612,710	149,998,157
Dollar Tree Inc.[b]	1,473,559	158,127,616
Kohl’s Corp.	1,042,776	56,549,742
Macy’s Inc.	1,909,154	48,091,589
Nordstrom Inc.	720,204	34,123,266

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2017

Security	Shares	Value
Target Corp.	3,358,458	$219,139,385

		666,029,755
OIL, GAS & CONSUMABLE FUELS — 5.26%
Anadarko Petroleum Corp.	3,399,969	182,374,337
Andeavor	893,778	102,194,576
Apache Corp.	2,343,314	98,934,717
Cabot Oil & Gas Corp.	2,874,136	82,200,290
Chesapeake Energy Corp.[b]	5,620,481	22,257,105
Chevron Corp.	11,749,844	1,470,962,970
Cimarex Energy Co.	590,404	72,035,192
Concho Resources Inc.[a,b]	924,195	138,832,573
ConocoPhillips	7,395,657	405,947,613
Devon Energy Corp.	3,236,057	133,972,760
EOG Resources Inc.	3,576,951	385,988,782
EQT Corp.[a]	1,521,838	86,623,019
Exxon Mobil Corp.	26,212,381	2,192,403,547
Hess Corp.	1,660,780	78,837,227
Kinder Morgan Inc./DE	11,856,486	214,246,702
Marathon Oil Corp.	5,258,748	89,030,604
Marathon Petroleum Corp.	3,013,010	198,798,400
Newfield Exploration Co.[a,b]	1,217,969	38,402,562
Noble Energy Inc.	3,011,923	87,767,436
Occidental Petroleum Corp.	4,733,964	348,703,788
ONEOK Inc.	2,383,187	127,381,345
Phillips 66	2,656,115	268,666,032
Pioneer Natural Resources Co.[a]	1,052,559	181,934,823
Range Resources Corp.[a]	1,397,743	23,845,496
Valero Energy Corp.	2,706,820	248,783,826
Williams Companies Inc. (The)	5,139,026	156,688,903

		7,437,814,625
PERSONAL PRODUCTS — 0.17%
Coty Inc. Class A	2,956,484	58,804,467
Estee Lauder Companies Inc. (The) Class A	1,380,304	175,629,881

		234,434,348
PHARMACEUTICALS — 4.60%
Allergan PLC	2,057,428	336,554,072
Bristol-Myers Squibb Co.	10,124,915	620,454,791
Eli Lilly & Co.	5,993,503	506,211,263
Johnson & Johnson	16,619,148	2,322,027,359
Merck & Co. Inc.	16,920,167	952,097,797
Mylan NVb	3,319,415	140,444,449
Perrigo Co. PLC	804,667	70,134,776
Pfizer Inc.	36,873,778	1,335,568,239
Zoetis Inc.	3,023,612	217,821,008

		6,501,313,754
PROFESSIONAL SERVICES — 0.28%
Equifax Inc.	740,655	87,338,038
IHS Markit Ltd.[b]	2,248,393	101,514,944

Security	Shares	Value
Nielsen Holdings PLC	2,088,725	$76,029,590
Robert Half International Inc.	772,289	42,892,931
Verisk Analytics Inc. Class Ab	963,419	92,488,224

		400,263,727
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.06%
CBRE Group Inc. Class Ab	1,864,489	80,751,019

		80,751,019
ROAD & RAIL — 0.95%
CSX Corp.	5,526,729	304,025,362
JB Hunt Transport Services Inc.	525,194	60,386,806
Kansas City Southern	636,444	66,966,638
Norfolk Southern Corp.	1,773,842	257,029,706
Union Pacific Corp.	4,869,581	653,010,812

		1,341,419,324
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.88%
Advanced Micro Devices Inc.[a,b]	5,122,511	52,659,413
Analog Devices Inc.	2,274,633	202,510,576
Applied Materials Inc.	6,597,449	337,261,593
Broadcom Ltd.	2,515,221	646,160,275
Intel Corp.	28,951,084	1,336,382,037
KLA-Tencor Corp.	969,617	101,877,658
Lam Research Corp.	998,305	183,758,001
Microchip Technology Inc.	1,440,892	126,625,589
Micron Technology Inc.[b]	7,134,233	293,359,661
NVIDIA Corp.	3,748,863	725,404,991
Qorvo Inc.[a,b]	780,386	51,973,708
QUALCOMM Inc.	9,119,336	583,819,891
Skyworks Solutions Inc.	1,134,338	107,705,393
Texas Instruments Inc.	6,096,734	636,742,899
Xilinx Inc.	1,559,762	105,159,154

		5,491,400,839
SOFTWARE — 5.25%
Activision Blizzard Inc.	4,677,335	296,168,852
Adobe Systems Inc.[b]	3,049,382	534,373,702
ANSYS Inc.[a,b]	527,269	77,819,632
Autodesk Inc.[a,b]	1,356,894	142,243,198
CA Inc.	1,961,641	65,283,412
Cadence Design Systems Inc.[b]	1,732,367	72,447,588
Citrix Systems Inc.[b]	891,327	78,436,776
Electronic Arts Inc.[b]	1,904,021	200,036,446
Intuit Inc.	1,500,474	236,744,788
Microsoft Corp.	47,723,487	4,082,267,078
Oracle Corp.	18,846,990	891,085,687
Red Hat Inc.[a,b]	1,093,519	131,331,632
salesforce.com Inc.[b]	4,244,805	433,946,415
Symantec Corp.	3,854,004	108,143,352
Synopsys Inc.[b]	929,379	79,220,266

		7,429,548,824

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2017

Security	Shares	Value
SPECIALTY RETAIL — 2.27%
Advance Auto Parts Inc.[a]	462,275	$46,084,195
AutoZone Inc.[a,b]	170,899	121,572,422
Best Buy Co. Inc.	1,580,227	108,198,143
CarMax Inc.[a,b]	1,130,944	72,527,439
Foot Locker Inc.	780,440	36,587,027
Gap Inc. (The)	1,346,694	45,868,398
Home Depot Inc. (The)	7,223,837	1,369,133,827
L Brands Inc.	1,520,439	91,560,836
Lowe’s Companies Inc.	5,151,925	478,819,909
O’Reilly Automotive Inc.[a,b]	528,325	127,083,295
Ross Stores Inc.	2,385,118	191,405,719
Signet Jewelers Ltd.	374,583	21,182,669
Tiffany & Co.	632,118	65,708,666
TJX Companies Inc. (The)	3,935,147	300,881,340
Tractor Supply Co.	780,150	58,316,212
Ulta Salon Cosmetics & Fragrance Inc.[b]	358,441	80,168,914

		3,215,099,011
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.30%
Apple Inc.	31,761,654	5,375,024,706
Hewlett Packard Enterprise Co.	9,910,960	142,321,386
HP Inc.	10,312,065	216,656,486
NetApp Inc.	1,670,079	92,388,770
Seagate Technology PLC	1,781,928	74,555,867
Western Digital Corp.	1,824,787	145,125,310
Xerox Corp.	1,297,866	37,832,794

		6,083,905,319
TEXTILES, APPAREL & LUXURY GOODS — 0.69%
Hanesbrands Inc.	2,232,282	46,677,017
Michael Kors Holdings Ltd.[b]	933,809	58,783,277
NIKE Inc. Class B	8,128,279	508,423,851
PVH Corp.	481,316	66,041,368
Ralph Lauren Corp.	345,519	35,826,865
Tapestry Inc.	1,763,119	77,982,753
Under Armour Inc. Class Aa,b	1,191,928	17,199,521
Under Armour Inc. Class Ca,b	1,097,878	14,623,735
VF Corp.	2,022,736	149,682,464

		975,240,851
TOBACCO — 1.31%
Altria Group Inc.	11,804,274	842,943,206
Philip Morris International Inc.	9,607,981	1,015,083,193

		1,858,026,399
TRADING COMPANIES & DISTRIBUTORS — 0.19%
Fastenal Co.	1,790,313	97,912,218
United Rentals Inc.[b]	526,736	90,551,186

Security	Shares	Value
WW Grainger Inc.	322,032	$76,080,060

		264,543,464
WATER UTILITIES — 0.07%
American Water Works Co. Inc.	1,105,275	101,121,610

		101,121,610

TOTAL COMMON STOCKS
(Cost: $116,297,845,655)		141,075,921,279

SHORT-TERM INVESTMENTS — 0.68%

MONEY MARKET FUNDS — 0.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	851,369,167	851,454,304
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	112,476,384	112,476,384

		963,930,688

TOTAL SHORT-TERM INVESTMENTS
(Cost: $963,906,625)		963,930,688

TOTAL INVESTMENTS IN SECURITIES — 100.42%
(Cost: $117,261,752,280)		142,039,851,967
Other Assets, Less Liabilities — (0.42)%		(592,585,921)

NET ASSETS — 100.00%		$141,447,266,046

NVS  —  Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	629,521,768	221,847,399	[a]	—	851,369,167	$851,454,304	$—	[b]	$(121,245)	$(156,933)
BlackRock Cash Funds: Treasury, SL Agency Shares	115,213,440	—		(2,737,056)[a]	112,476,384	112,476,384	1,682,905		—	—
BlackRock Inc.	609,621	237,697		(83,630)	763,688	392,314,162	5,321,770		11,841,838	81,610,237
PNC Financial Services Group Inc. (The)	2,435,627	861,081		(354,145)	2,942,563	424,582,415	5,533,923		16,984,390	51,383,055

						$1,780,827,265	$12,538,598		$28,704,983	$132,836,359

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	1,970	Mar 2018	$263,586	$595,113

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$141,075,921,279	$—	$—	$141,075,921,279
Money Market Funds	963,930,688	—	—	963,930,688

Total	$142,039,851,967	$—	$—	$142,039,851,967

Derivative financial instruments[a]
Assets
Futures Contracts	$595,113	$—	$—	$595,113

Total	$595,113	$—	$—	$595,113

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

10

Schedule of Investments (Unaudited)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 1.99%
Curtiss-Wright Corp.	1,091,864	$133,043,627
Esterline Technologies Corp.[a,b]	657,363	49,105,016
Huntington Ingalls Industries Inc.	1,123,517	264,812,957
KLX Inc.[a,b]	1,278,780	87,276,735
Orbital ATK Inc.	1,427,303	187,690,345
Teledyne Technologies Inc.[a,b]	879,004	159,231,575

		881,160,255
AIRLINES — 0.40%
JetBlue Airways Corp.[a,b]	7,933,440	177,233,050

		177,233,050
AUTO COMPONENTS — 0.96%
Cooper Tire & Rubber Co.	1,268,653	44,846,884
Dana Inc.	3,584,250	114,731,842
Delphi Technologies PLC[a]	2,200,812	115,476,606
Gentex Corp.	7,024,539	147,164,092

		422,219,424
AUTOMOBILES — 0.41%
Thor Industries Inc.	1,212,524	182,751,617

		182,751,617
BANKS — 8.50%
Associated Banc-Corp.	3,747,505	95,186,627
BancorpSouth Bank	2,079,848	65,411,220
Bank of Hawaii Corp.	1,051,030	90,073,271
Bank of the Ozarks Inc.	3,011,405	145,902,572
Cathay General Bancorp.	1,879,717	79,267,666
Chemical Financial Corp.	1,760,924	94,156,606
Commerce Bancshares Inc./MO	2,328,508	130,023,887
Cullen/Frost Bankers Inc.	1,425,823	134,954,147
East West Bancorp. Inc.	3,576,381	217,551,256
F.N.B. Corp.	7,997,521	110,525,740
First Horizon National Corp.	8,044,991	160,819,370
Fulton Financial Corp.	4,341,648	77,715,499
Hancock Holding Co.	2,112,885	104,587,808
Home BancShares Inc./AR	3,927,869	91,322,954
International Bancshares Corp.	1,349,861	53,589,482
MB Financial Inc.	2,074,259	92,346,011
PacWest Bancorp.	3,190,216	160,786,886
Pinnacle Financial Partners Inc.	1,829,229	121,277,883
Prosperity Bancshares Inc.	1,719,354	120,475,135
Signature Bank/New York NYa	1,328,266	182,317,791
Sterling Bancorp./DE	5,559,900	136,773,540
SVB Financial Group[a,b]	1,304,959	305,060,265
Synovus Financial Corp.	2,965,929	142,186,636
TCF Financial Corp.	4,271,366	87,563,003
Texas Capital Bancshares Inc.[a,b]	1,227,893	109,159,688
Trustmark Corp.	1,679,026	53,493,768

Security	Shares	Value
UMB Financial Corp.	1,089,762	$78,375,683
Umpqua Holdings Corp.	5,448,603	113,330,942
United Bankshares Inc./WV	2,597,779	90,272,820
Valley National Bancorp.	6,542,814	73,410,373
Webster Financial Corp.	2,278,197	127,943,544
Wintrust Financial Corp.	1,383,694	113,974,875

		3,759,836,948
BEVERAGES — 0.09%
Boston Beer Co. Inc. (The) Class Aa,b	214,923	41,071,785

		41,071,785
BIOTECHNOLOGY — 0.69%
Bioverativ Inc.[a]	2,682,208	144,624,655
United Therapeutics Corp.[a,b]	1,069,145	158,180,003

		302,804,658
BUILDING PRODUCTS — 0.44%
Lennox International Inc.	930,259	193,735,739

		193,735,739
CAPITAL MARKETS — 3.62%
Eaton Vance Corp. NVS	2,928,791	165,154,525
FactSet Research Systems Inc.	967,703	186,534,430
Federated Investors Inc. Class B NVS	2,212,674	79,833,278
Interactive Brokers Group Inc. Class A	1,763,520	104,418,019
Janus Henderson Group PLC	4,462,897	170,750,439
Legg Mason Inc.	2,120,948	89,037,397
MarketAxess Holdings Inc.	929,962	187,619,834
MSCI Inc.	2,228,305	281,969,715
SEI Investments Co.	3,233,949	232,391,575
Stifel Financial Corp.	1,698,695	101,174,274

		1,598,883,486
CHEMICALS — 2.95%
Ashland Global Holdings Inc.	1,537,593	109,476,622
Cabot Corp.	1,532,819	94,406,322
Chemours Co. (The)	4,581,445	229,347,137
Minerals Technologies Inc.	877,264	60,399,626
NewMarket Corp.	228,729	90,894,617
Olin Corp.	4,122,970	146,695,273
PolyOne Corp.	2,004,398	87,191,313
RPM International Inc.	3,304,053	173,198,458
Scotts Miracle-Gro Co. (The) Class A	1,011,673	108,238,894
Sensient Technologies Corp.	1,075,724	78,689,211
Valvoline Inc.	5,024,925	125,924,620

		1,304,462,093
COMMERCIAL SERVICES & SUPPLIES — 1.81%
Brink’s Co. (The)	1,249,040	98,299,448
Clean Harbors Inc.[a,b]	1,289,856	69,910,195
Copart Inc.[a,b]	4,975,825	214,905,882
Deluxe Corp.	1,190,655	91,489,930

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2017

Security	Shares	Value
Herman Miller Inc.	1,479,061	$59,236,393
HNI Corp.	1,074,485	41,442,887
MSA Safety Inc.	837,516	64,924,240
Pitney Bowes Inc.	4,629,534	51,758,190
Rollins Inc.	2,373,048	110,417,924

		802,385,089
COMMUNICATIONS EQUIPMENT — 1.04%
ARRIS International PLC[a,b]	4,377,408	112,455,612
Ciena Corp.[a,b]	3,545,868	74,215,017
InterDigital Inc./PA	860,859	65,554,413
NetScout Systems Inc.[a,b]	2,161,672	65,822,912
Plantronics Inc.	818,125	41,217,137
ViaSat Inc.[a,b]	1,343,436	100,556,185

		459,821,276
CONSTRUCTION & ENGINEERING — 1.30%
AECOM[a,b]	3,909,845	145,250,742
Dycom Industries Inc.[a,b]	765,508	85,300,556
EMCOR Group Inc.	1,455,213	118,963,663
Granite Construction Inc.	986,546	62,576,613
KBR Inc.	3,485,759	69,122,601
Valmont Industries Inc.	561,885	93,188,627

		574,402,802
CONSTRUCTION MATERIALS — 0.31%
Eagle Materials Inc.[b]	1,206,600	136,707,780

		136,707,780
CONSUMER FINANCE — 0.27%
SLM Corp.[a,b]	10,685,816	120,749,721

		120,749,721
CONTAINERS & PACKAGING — 1.25%
AptarGroup Inc.	1,541,337	132,986,557
Bemis Co. Inc.	2,246,765	107,372,899
Greif Inc. Class A NVS	643,916	39,008,431
Owens-Illinois Inc.[a]	4,050,494	89,799,452
Silgan Holdings Inc.	1,838,021	54,019,437
Sonoco Products Co.	2,464,968	130,988,400

		554,175,176
DISTRIBUTORS — 0.29%
Pool Corp.	996,397	129,182,871

		129,182,871
DIVERSIFIED CONSUMER SERVICES — 0.79%
Adtalem Global Education Inc.	1,504,880	63,280,204
Graham Holdings Co. Class B	115,120	64,277,252
Service Corp. International/U.S.	4,638,289	173,100,945
Sotheby’sa	922,343	47,592,899

		348,251,300

Security	Shares	Value
ELECTRIC UTILITIES — 1.84%
Great Plains Energy Inc.	5,335,955	$172,031,189
Hawaiian Electric Industries Inc.	2,691,623	97,302,172
IDACORP Inc.	1,249,641	114,167,202
OGE Energy Corp.	4,941,223	162,615,649
PNM Resources Inc.	1,970,865	79,721,489
Westar Energy Inc.	3,514,583	185,569,982

		811,407,683
ELECTRICAL EQUIPMENT — 0.77%
EnerSys	1,044,963	72,760,774
Hubbell Inc.	1,353,464	183,177,818
Regal Beloit Corp.	1,096,196	83,968,613

		339,907,205
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.11%
Arrow Electronics Inc.[a]	2,176,694	175,027,965
Avnet Inc.	2,999,678	118,847,242
Belden Inc.[b]	1,043,453	80,523,268
Cognex Corp.[b]	4,284,792	262,057,879
Coherent Inc.[a,b]	609,448	171,998,415
IPG Photonics Corp.[a,b]	928,617	198,844,758
Jabil Inc.	4,381,748	115,020,885
Keysight Technologies Inc.[a,b]	4,586,514	190,798,983
Knowles Corp.[a,b]	2,214,540	32,465,156
Littelfuse Inc.	561,998	111,174,444
National Instruments Corp.	2,660,036	110,737,299
SYNNEX Corp.	721,846	98,134,964
Tech Data Corp.[a,b]	862,854	84,533,806
Trimble Inc.[a]	6,229,244	253,156,476
VeriFone Systems Inc.[a,b]	2,786,852	49,355,149
Vishay Intertechnology Inc.[b]	3,271,195	67,877,296
Zebra Technologies Corp. Class Aa,b	1,316,030	136,603,914

		2,257,157,899
ENERGY EQUIPMENT & SERVICES — 1.53%
Core Laboratories NVb	1,091,397	119,562,541
Diamond Offshore Drilling Inc.[a,b]	1,610,251	29,934,566
Dril-Quip Inc.[a,b]	943,628	45,011,056
Ensco PLC Class A	10,815,323	63,918,559
Nabors Industries Ltd.	7,864,558	53,714,931
Oceaneering International Inc.	2,443,783	51,661,573
Patterson-UTI Energy Inc.[b]	5,517,325	126,953,648
Rowan Companies PLC Class Aa	2,831,360	44,339,098
Superior Energy Services Inc.[a]	3,800,645	36,600,211
Transocean Ltd.[a,b]	9,700,942	103,606,060

		675,302,243
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.70%
Alexander & Baldwin Inc.	1,151,545	31,943,858

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2017

Security	Shares	Value
American Campus Communities Inc.	3,383,301	$138,816,840
Camden Property Trust[b]	2,292,791	211,074,339
CoreCivic Inc.[b]	2,929,173	65,906,393
CoreSite Realty Corp.[b]	847,947	96,581,163
Corporate Office Properties Trust[b]	2,466,670	72,026,764
Cousins Properties Inc.[b]	10,415,409	96,342,533
CyrusOne Inc.[b]	2,264,013	134,776,694
DCT Industrial Trust Inc.[b]	2,308,225	135,677,465
Douglas Emmett Inc.[b]	3,952,497	162,289,527
Education Realty Trust Inc.[b]	1,878,942	65,612,655
EPR Properties[b]	1,589,285	104,034,596
First Industrial Realty Trust Inc.[b]	2,965,289	93,317,645
GEO Group Inc. (The)[b]	3,084,541	72,795,168
Healthcare Realty Trust Inc.[b]	3,097,840	99,502,621
Highwoods Properties Inc.	2,560,127	130,336,066
Hospitality Properties Trust	3,653,370	109,053,094
JBG SMITH Properties	2,312,212	80,303,123
Kilroy Realty Corp.[b]	2,434,233	181,715,493
Lamar Advertising Co. Class Ab	2,083,897	154,708,513
LaSalle Hotel Properties[b]	2,815,585	79,033,471
Liberty Property Trust[b]	3,647,507	156,879,276
Life Storage Inc.[b]	1,151,452	102,559,830
Mack-Cali Realty Corp.[b]	2,223,015	47,928,203
Medical Properties Trust Inc.[b]	9,028,973	124,419,248
National Retail Properties Inc.[b]	3,771,552	162,667,038
Omega Healthcare Investors Inc.[b]	4,913,167	135,308,619
Potlatch Corp.[b]	1,004,794	50,139,221
Quality Care Properties Inc.[a,b]	2,336,913	32,272,769
Rayonier Inc.[b]	3,190,117	100,903,401
Sabra Health Care REIT Inc.[b]	4,420,959	82,981,400
Senior Housing Properties Trust[b]	5,539,544	106,082,268
Tanger Factory Outlet Centers Inc.[b]	2,338,890	62,003,974
Taubman Centers Inc.[b]	1,505,463	98,502,444
Uniti Group Inc.[a,b]	4,080,586	72,593,625
Urban Edge Properties[b]	2,618,974	66,757,647
Washington Prime Group Inc.[b]	4,623,030	32,915,974
Weingarten Realty Investors	2,954,997	97,130,751

		3,847,893,709
FOOD & STAPLES RETAILING — 0.55%
Casey’s General Stores Inc.	948,199	106,141,396
Sprouts Farmers Market Inc.[a,b]	3,069,881	74,751,603
United Natural Foods Inc.[a,b]	1,261,827	62,170,216

		243,063,215
FOOD PRODUCTS — 2.56%
Dean Foods Co.	2,253,418	26,049,512
Flowers Foods Inc.	4,581,396	88,466,757
Hain Celestial Group Inc. (The)[a,b]	2,571,650	109,012,243
Ingredion Inc.	1,778,120	248,581,176
Lamb Weston Holdings Inc.	3,616,675	204,161,304
Lancaster Colony Corp.	483,073	62,417,862
Post Holdings Inc.[a,b]	1,635,991	129,619,567
Sanderson Farms Inc.[b]	497,724	69,074,137

Security	Shares	Value
Snyder’s-Lance Inc.	2,127,245	$106,532,430
Tootsie Roll Industries Inc.[b]	477,335	17,374,994
TreeHouse Foods Inc.[a,b]	1,418,174	70,142,886

		1,131,432,868
GAS UTILITIES — 2.12%
Atmos Energy Corp.	2,741,982	235,508,834
National Fuel Gas Co.	2,120,538	116,438,741
New Jersey Resources Corp.	2,152,150	86,516,430
ONE Gas Inc.	1,293,262	94,744,374
Southwest Gas Holdings Inc.	1,183,343	95,235,445
UGI Corp.	4,293,028	201,557,665
WGL Holdings Inc.	1,273,698	109,334,236

		939,335,725
HEALTH CARE EQUIPMENT & SUPPLIES —3.08%
ABIOMED Inc.[a]	1,039,325	194,779,898
Globus Medical Inc. Class Aa,b	1,799,078	73,942,106
Halyard Health Inc.[a]	1,165,274	53,812,353
Hill-Rom Holdings Inc.	1,628,457	137,262,641
LivaNova PLC[a,b]	1,075,347	85,941,732
Masimo Corp.[a,b]	1,176,192	99,741,082
NuVasive Inc.[a,b]	1,266,634	74,085,423
STERIS PLC	2,104,403	184,072,130
Teleflex Inc.	1,114,631	277,342,485
West Pharmaceutical Services Inc.	1,837,218	181,278,300

		1,362,258,150
HEALTH CARE PROVIDERS & SERVICES — 1.64%
Acadia Healthcare Co. Inc.[a,b]	2,024,527	66,060,316
Encompass Health Corp.	2,448,500	120,980,385
LifePoint Health Inc.[a,b]	975,252	48,567,549
MEDNAX Inc.[a,b]	2,325,406	124,269,697
Molina Healthcare Inc.[a,b]	1,089,056	83,508,814
Owens & Minor Inc.	1,526,501	28,820,339
Tenet Healthcare Corp.[a,b]	2,000,212	30,323,214
WellCare Health Plans Inc.[a]	1,101,585	221,539,759

		724,070,073
HEALTH CARE TECHNOLOGY — 0.36%
Allscripts Healthcare Solutions Inc.[a,b]	4,491,457	65,350,700
Medidata Solutions Inc.[a,b]	1,450,809	91,937,766

		157,288,466
HOTELS, RESTAURANTS & LEISURE — 2.63%
Brinker International Inc.	1,146,922	44,546,450
Buffalo Wild Wings Inc.[a,b]	371,082	58,018,671
Cheesecake Factory Inc. (The)	1,056,268	50,890,992
Churchill Downs Inc.	320,991	74,694,606
Cracker Barrel Old Country Store Inc.[b]	593,689	94,331,245
Domino’s Pizza Inc.	1,082,094	204,472,482
Dunkin’ Brands Group Inc.	2,234,823	144,079,039
ILG Inc.	2,608,906	74,301,643
International Speedway Corp. Class A	587,571	23,414,704

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2017

Security	Shares	Value
Jack in the Box Inc.	729,255	$71,547,208
Papa John’s International Inc.[b]	634,573	35,605,891
Six Flags Entertainment Corp.	1,932,915	128,674,152
Texas Roadhouse Inc.	1,626,549	85,686,601
Wendy’s Co. (The)	4,494,456	73,798,968

		1,164,062,652
HOUSEHOLD DURABLES — 2.11%
CalAtlantic Group Inc.	1,890,951	106,630,727
Helen of Troy Ltd.[a,b]	674,670	65,004,455
KB Home	2,088,991	66,743,262
NVR Inc.[a]	86,044	301,861,282
Tempur Sealy International Inc.[a,b]	1,143,855	71,708,270
Toll Brothers Inc.	3,641,558	174,867,615
TRI Pointe Group Inc.[a,b]	3,722,082	66,699,709
Tupperware Brands Corp.	1,261,808	79,115,362

		932,630,682
HOUSEHOLD PRODUCTS — 0.16%
Energizer Holdings Inc.	1,506,674	72,290,219

		72,290,219
INDUSTRIAL CONGLOMERATES — 0.39%
Carlisle Companies Inc.	1,533,850	174,322,053

		174,322,053
INSURANCE — 4.32%
Alleghany Corp.[a,b]	351,000	209,227,590
American Financial Group Inc./OH	1,700,529	184,575,418
Aspen Insurance Holdings Ltd.	1,463,843	59,432,026
Brown & Brown Inc.	2,862,861	147,322,827
CNO Financial Group Inc.	3,559,339	87,880,080
First American Financial Corp.	2,739,407	153,516,368
Genworth Financial Inc. Class Aa	12,366,326	38,459,274
Hanover Insurance Group Inc. (The)	1,048,673	113,340,578
Kemper Corp.	1,208,173	83,243,120
Mercury General Corp.	911,558	48,713,659
Old Republic International Corp.	6,077,210	129,930,750
Primerica Inc.	1,097,579	111,459,147
Reinsurance Group of America Inc.	1,593,537	248,480,224
RenaissanceRe Holdings Ltd.	990,410	124,385,592
WR Berkley Corp.	2,386,672	171,005,049

		1,910,971,702
INTERNET & DIRECT MARKETING RETAIL —0.00%
HSN Inc.	46,440	1,873,854

		1,873,854
INTERNET SOFTWARE & SERVICES — 0.66%
Cars.com Inc.[a,b]	1,785,257	51,486,812
j2 Global Inc.	1,197,773	89,868,908
LogMeIn Inc.	1,303,510	149,251,895

		290,607,615

Security	Shares	Value
IT SERVICES — 3.54%
Acxiom Corp.[a,b]	1,960,004	$54,017,710
Broadridge Financial Solutions Inc.	2,883,828	261,217,140
Convergys Corp.	2,286,507	53,732,915
CoreLogic Inc./U.S.[a,b]	2,043,390	94,425,052
DST Systems Inc.	1,490,020	92,485,541
Jack Henry & Associates Inc.	1,910,982	223,508,455
Leidos Holdings Inc.	3,518,549	227,192,709
MAXIMUS Inc.[b]	1,611,677	115,363,840
Sabre Corp.	5,160,547	105,791,214
Science Applications International Corp.	1,072,616	82,130,207
Teradata Corp.[a,b]	3,001,627	115,442,574
WEX Inc.[a,b]	989,458	139,741,153

		1,565,048,510
LEISURE PRODUCTS — 0.68%
Brunswick Corp./DE	2,175,205	120,114,820
Polaris Industries Inc.	1,439,148	178,439,961

		298,554,781
LIFE SCIENCES TOOLS & SERVICES — 0.97%
Bio-Rad Laboratories Inc. Class Aa,b	501,437	119,677,969
Bio-Techne Corp.	929,285	120,388,871
Charles River Laboratories International Inc.[a,b]	1,171,851	128,259,092
INC Research Holdings Inc. Class Aa	1,404,538	61,237,857

		429,563,789
MACHINERY — 5.21%
AGCO Corp.	1,635,348	116,812,908
Crane Co.	1,248,217	111,365,921
Donaldson Co. Inc.	3,222,331	157,733,102
Graco Inc.	4,166,436	188,406,236
IDEX Corp.	1,890,375	249,472,789
ITT Inc.	2,177,357	116,205,543
Kennametal Inc.	2,010,365	97,321,770
Lincoln Electric Holdings Inc.	1,529,361	140,058,880
Nordson Corp.	1,256,146	183,899,774
Oshkosh Corp.	1,864,573	169,471,040
Terex Corp.	1,976,818	95,322,164
Timken Co. (The)	1,696,224	83,369,410
Toro Co. (The)	2,672,191	174,307,019
Trinity Industries Inc.	3,765,003	141,037,012
Wabtec Corp./DEb	2,113,979	172,141,310
Woodward Inc.	1,363,693	104,377,062

		2,301,301,940
MARINE — 0.20%
Kirby Corp.[a,b]	1,330,557	88,881,208

		88,881,208

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2017

Security	Shares	Value
MEDIA — 1.48%
AMC Networks Inc. Class Aa,b	1,249,723	$67,585,020
Cable One Inc.	116,639	82,038,041
Cinemark Holdings Inc.	2,622,396	91,311,829
John Wiley & Sons Inc. Class A	1,108,255	72,867,766
Live Nation Entertainment Inc.[a,b]	3,322,839	141,453,256
Meredith Corp.	977,397	64,557,072
New York Times Co. (The) Class A	3,132,453	57,950,380
TEGNA Inc.	5,326,641	74,999,105

		652,762,469
METALS & MINING — 2.26%
Allegheny Technologies Inc.[a,b]	3,114,192	75,176,595
Carpenter Technology Corp.	1,158,691	59,081,654
Commercial Metals Co.	2,868,754	61,161,835
Compass Minerals International Inc.[b]	838,171	60,557,855
Reliance Steel & Aluminum Co.	1,807,979	155,106,518
Royal Gold Inc.	1,619,496	132,993,012
Steel Dynamics Inc.	5,862,851	252,864,764
U.S. Steel Corp.	4,331,383	152,421,368
Worthington Industries Inc.	1,115,289	49,139,633

		998,503,234
MULTI-UTILITIES — 0.94%
Black Hills Corp.	1,329,819	79,935,420
MDU Resources Group Inc.	4,843,365	130,189,651
NorthWestern Corp.	1,201,456	71,726,923
Vectren Corp.	2,057,735	133,793,930

		415,645,924
MULTILINE RETAIL — 0.20%
Big Lots Inc.[b]	1,053,109	59,132,070
Dillard’s Inc. Class Ab	523,482	31,435,094

		90,567,164
OIL, GAS & CONSUMABLE FUELS — 2.75%
Callon Petroleum Co.[a,b]	5,006,394	60,827,687
CNX Resources Corp.[a]	5,149,659	75,339,511
CONSOL Energy Inc.[a]	1	39
Energen Corp.[a,b]	2,410,384	138,765,807
Gulfport Energy Corp.[a,b]	4,100,447	52,321,704
HollyFrontier Corp.	4,386,368	224,669,769
Matador Resources Co.[a,b]	2,388,104	74,341,678
Murphy Oil Corp.	4,013,731	124,626,348
PBF Energy Inc. Class A	2,727,747	96,698,631
QEP Resources Inc.[a]	6,004,624	57,464,252
SM Energy Co.[b]	2,550,545	56,316,034
Southwestern Energy Co.[a,b]	12,710,554	70,924,891
World Fuel Services Corp.	1,673,082	47,080,527

Security	Shares	Value
WPX Energy Inc.[a,b]	9,844,004	$138,505,136

		1,217,882,014
PAPER & FOREST PRODUCTS — 0.39%
Domtar Corp.	1,551,229	76,816,860
Louisiana-Pacific Corp.[a,b]	3,584,407	94,126,528

		170,943,388
PERSONAL PRODUCTS — 0.43%
Avon Products Inc.[a]	10,904,817	23,445,356
Edgewell Personal Care Co.[a]	1,389,567	82,526,384
Nu Skin Enterprises Inc. Class A	1,224,577	83,552,889

		189,524,629
PHARMACEUTICALS — 0.82%
Akorn Inc.[a,b]	2,320,953	74,804,315
Catalent Inc.[a,b]	3,295,530	135,380,372
Endo International PLC[a,b]	5,007,693	38,809,621
Mallinckrodt PLC[a,b]	2,356,714	53,167,468
Prestige Brands Holdings Inc.[a,b]	1,314,363	58,370,861

		360,532,637
PROFESSIONAL SERVICES — 0.71%
Dun & Bradstreet Corp. (The)	914,411	108,275,407
ManpowerGroup Inc.	1,639,685	206,780,675

		315,056,082
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.38%
Jones Lang LaSalle Inc.	1,122,486	167,171,840

		167,171,840
ROAD & RAIL — 1.86%
Avis Budget Group Inc.[a,b]	1,777,369	77,990,952
Genesee & Wyoming Inc. Class Aa,b	1,529,763	120,438,241
Knight-Swift Transportation Holdings Inc.[b]	3,177,827	138,934,596
Landstar System Inc.	1,039,698	108,232,562
Old Dominion Freight Line Inc.[b]	1,691,715	222,545,108
Ryder System Inc.	1,313,952	110,595,340
Werner Enterprises Inc.[b]	1,111,171	42,946,759

		821,683,558
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.05%
Cirrus Logic Inc.[a,b]	1,575,249	81,692,413
Cree Inc.[a,b]	2,428,132	90,180,822
Cypress Semiconductor Corp.	8,276,513	126,134,058
First Solar Inc.[a,b]	2,015,474	136,084,804
Integrated Device Technology Inc.[a,b]	3,286,699	97,713,561
Microsemi Corp.[a,b]	2,916,835	150,654,528
MKS Instruments Inc.	1,346,141	127,210,325
Monolithic Power Systems Inc.	948,149	106,534,022
Silicon Laboratories Inc.[a,b]	1,055,073	93,162,946
Synaptics Inc.[a,b]	848,729	33,898,236

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2017

Security	Shares	Value
Teradyne Inc.	4,853,479	$203,215,166
Versum Materials Inc.	2,691,893	101,888,150

		1,348,369,031
SOFTWARE — 3.66%
ACI Worldwide Inc.[a,b]	2,945,303	66,770,019
Blackbaud Inc.[b]	1,189,869	112,430,722
CDK Global Inc.	3,249,835	231,648,239
CommVault Systems Inc.[a,b]	1,065,424	55,934,760
Fair Isaac Corp.	743,946	113,972,527
Fortinet Inc.[a,b]	3,709,770	162,079,851
Manhattan Associates Inc.[a,b]	1,706,740	84,551,899
PTC Inc.[a,b]	2,860,471	173,830,823
Take-Two Interactive Software Inc.[a]	2,821,969	309,795,757
Tyler Technologies Inc.[a,b]	866,641	153,438,789
Ultimate Software Group Inc. (The)[a,b]	702,266	153,255,509

		1,617,708,895
SPECIALTY RETAIL — 1.82%
Aaron’s Inc.[b]	1,551,015	61,807,948
American Eagle Outfitters Inc.	4,161,651	78,239,039
AutoNation Inc.[a,b]	1,470,271	75,469,010
Bed Bath & Beyond Inc.	3,544,188	77,936,694
Dick’s Sporting Goods Inc.	2,051,333	58,955,310
GameStop Corp. Class A	2,528,305	45,383,075
Michaels Companies Inc. (The)[a,b]	2,750,984	66,546,303
Murphy USA Inc.[a,b]	802,746	64,508,668
Office Depot Inc.	12,770,153	45,206,342
Sally Beauty Holdings Inc.[a,b]	3,185,972	59,768,835
Urban Outfitters Inc.[a,b]	1,987,026	69,665,131
Williams-Sonoma Inc.	1,927,951	99,675,067

		803,161,422
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.36%
3D Systems Corp.[a,b]	2,835,896	24,502,142
Diebold Nixdorf Inc.	1,872,655	30,617,909
NCR Corp.[a,b]	3,021,491	102,700,479

		157,820,530
TEXTILES, APPAREL & LUXURY GOODS — 0.74%
Carter’s Inc.	1,173,874	137,918,456
Deckers Outdoor Corp.[a,b]	790,815	63,462,904
Skechers U.S.A. Inc. Class Aa	3,313,676	125,389,500

		326,770,860
THRIFTS & MORTGAGE FINANCE — 0.52%
New York Community Bancorp. Inc.	12,100,539	157,549,018
Washington Federal Inc.	2,162,902	74,079,393

		231,628,411

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.73%
GATX Corp.	947,636	$58,905,054
MSC Industrial Direct Co. Inc. Class A	1,104,866	106,796,348
NOW Inc.[a,b]	2,668,642	29,435,121
Watsco Inc.	756,878	128,699,535

		323,836,058
WATER UTILITIES — 0.39%
Aqua America Inc.	4,396,555	172,476,853

		172,476,853
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
Telephone & Data Systems Inc.	2,285,966	63,549,855

		63,549,855

TOTAL COMMON STOCKS
(Cost: $37,044,581,027)		44,154,656,165

SHORT-TERM INVESTMENTS — 7.04%

MONEY MARKET FUNDS — 7.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	3,046,756,649	3,047,061,325
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	68,541,045	68,541,045

		3,115,602,370

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,115,642,536)		3,115,602,370

TOTAL INVESTMENTS IN SECURITIES — 106.92%
(Cost: $40,160,223,563)		47,270,258,535
Other Assets, Less Liabilities — (6.92)%		(3,057,259,432)

NET ASSETS — 100.00%		$44,212,999,103

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,614,751,800	1,432,004,849	[a]	—	3,046,756,649	$3,047,061,325	$—	[b]	$(211,657)	$(642,746)
BlackRock Cash Funds: Treasury, SL Agency Shares	37,419,300	31,121,745[a]		—	68,541,045	68,541,045	466,233		—	—

						$3,115,602,370	$466,233		$(211,657)	$(642,746)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P MidCap 400 E-Mini	183	Mar 2018	$34,814	$243,699

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$44,154,656,165	$—	$—	$44,154,656,165
Money Market Funds	3,115,602,370	—	—	3,115,602,370

Total	$47,270,258,535	$—	$—	$47,270,258,535

Derivative financial instruments[a]
Assets
Futures Contracts	$243,699	$—	$—	$243,699

Total	$243,699	$—	$—	$243,699

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

17

Schedule of Investments (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 1.97%
AAR Corp.	1,505,480	$59,150,309
Aerojet Rocketdyne Holdings Inc.[a,b]	3,473,505	108,373,356
Aerovironment Inc.[a,b]	979,671	55,018,323
Axon Enterprise Inc.[a,b]	2,462,659	65,260,464
Cubic Corp.	1,168,246	68,868,102
Engility Holdings Inc.[a,b]	830,633	23,565,058
Mercury Systems Inc.[a,b]	2,237,847	114,913,444
Moog Inc. Class Aa	1,497,745	130,079,153
National Presto Industries Inc.	228,954	22,769,475
Triumph Group Inc.[b]	2,290,110	62,290,992

		710,288,676
AIR FREIGHT & LOGISTICS — 0.71%
Atlas Air Worldwide Holdings Inc.[a,b]	1,168,042	68,505,664
Echo Global Logistics Inc.[a,b]	1,214,073	33,994,044
Forward Air Corp.	1,386,946	79,666,178
Hub Group Inc. Class Aa	1,543,548	73,935,949

		256,101,835
AIRLINES — 0.87%
Allegiant Travel Co.	583,277	90,262,116
Hawaiian Holdings Inc.[b]	2,439,665	97,220,650
SkyWest Inc.	2,398,315	127,350,527

		314,833,293
AUTO COMPONENTS — 1.67%
American Axle & Manufacturing Holdings Inc.[a,b]	4,575,854	77,926,794
Cooper-Standard Holdings Inc.[a,b]	734,220	89,941,950
Dorman Products Inc.[a,b]	1,387,064	84,805,093
Fox Factory Holding Corp.[a,b]	1,734,090	67,369,396
Gentherm Inc.[a,b]	1,691,549	53,706,681
LCI Industries	1,153,424	149,945,120
Motorcar Parts of America Inc.[a,b]	906,873	22,662,756
Standard Motor Products Inc.	937,370	42,097,287
Superior Industries International Inc.	1,055,332	15,671,680

		604,126,757
AUTOMOBILES — 0.21%
Winnebago Industries Inc.	1,349,116	75,010,850

		75,010,850
BANKS — 7.48%
Ameris Bancorp.	1,731,795	83,472,519
Banc of California Inc.	1,959,371	40,461,011
Banner Corp.	1,524,386	84,024,156
Boston Private Financial Holdings Inc.	3,921,033	60,579,960
Brookline Bancorp. Inc.	3,573,075	56,097,278
Central Pacific Financial Corp.	1,188,380	35,449,375
City Holding Co.[b]	728,571	49,156,685

Security	Shares	Value
Columbia Banking System Inc.	3,378,465	$146,760,520
Community Bank System Inc.	2,344,105	125,995,644
Customers Bancorp. Inc.[a,b]	1,351,024	35,113,114
CVB Financial Corp.	4,744,443	111,779,077
Fidelity Southern Corp.	1,034,720	22,556,896
First BanCorp./Puerto Rico[a]	8,354,751	42,609,230
First Commonwealth Financial Corp.	4,537,045	64,970,484
First Financial Bancorp.	2,871,378	75,660,810
First Financial Bankshares Inc.	3,062,834	137,980,672
First Midwest Bancorp. Inc.	4,751,075	114,073,311
Glacier Bancorp. Inc.	3,614,259	142,365,662
Great Western Bancorp. Inc.	2,733,407	108,789,599
Hanmi Financial Corp.	1,513,446	45,933,086
Hope Bancorp Inc.	5,938,519	108,377,972
Independent Bank Corp./Rockland MA	1,276,525	89,165,271
LegacyTexas Financial Group Inc.	1,824,681	77,019,785
National Bank Holdings Corp. Class A	1,230,638	39,909,590
NBT Bancorp. Inc.	2,025,750	74,547,600
OFG Bancorp.	2,022,048	19,007,251
Old National Bancorp./IN	6,199,636	108,183,648
Opus Bank[a,b]	816,005	22,276,937
Pacific Premier Bancorp. Inc.[a,b]	1,791,183	71,647,320
S&T Bancorp. Inc.	1,613,028	64,214,645
ServisFirst Bancshares Inc.[b]	2,096,353	86,998,650
Simmons First National Corp. Class A	1,811,902	103,459,604
Southside Bancshares Inc.	1,200,408	40,429,741
Tompkins Financial Corp.	569,441	46,324,025
United Community Banks Inc./GA	3,327,189	93,627,098
Westamerica Bancorp.	1,214,887	72,346,521

		2,701,364,747
BEVERAGES — 0.13%
Coca-Cola Bottling Co. Consolidated[b]	216,603	46,625,962

		46,625,962
BIOTECHNOLOGY — 2.04%
Acorda Therapeutics Inc.[a,b]	2,163,913	46,415,934
AMAG Pharmaceuticals Inc.[a,b]	1,690,907	22,404,518
Cytokinetics Inc.[a,b]	2,397,306	19,538,044
Eagle Pharmaceuticals Inc./DEa,b	385,493	20,593,036
Emergent BioSolutions Inc.[a,b]	1,633,266	75,897,871
Enanta Pharmaceuticals Inc.[a,b]	668,929	39,252,754
Ligand Pharmaceuticals Inc.[a,b]	973,340	133,279,446
MiMedx Group Inc.[a,b]	4,645,062	58,574,232
Momenta Pharmaceuticals Inc.[a,b]	3,508,790	48,947,620
Myriad Genetics Inc.[a,b]	3,168,434	108,819,866
Progenics Pharmaceuticals Inc.[a,b]	3,280,009	19,516,054
Repligen Corp.[a,b]	1,732,893	62,869,358
Spectrum Pharmaceuticals Inc.[a,b]	4,182,290	79,254,395

		735,363,128
BUILDING PRODUCTS — 2.32%
AAON Inc.	1,885,435	69,195,464
American Woodmark Corp.[a]	659,819	85,941,425
Apogee Enterprises Inc.	1,339,068	61,235,580
Gibraltar Industries Inc.[a,b]	1,486,310	49,048,230

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2017

Security	Shares	Value
Griffon Corp.	1,383,796	$28,160,249
Insteel Industries Inc.	852,777	24,150,645
Patrick Industries Inc.[a,b]	1,111,129	77,167,909
PGT Innovations Inc.[a,b]	2,339,244	39,416,261
Quanex Building Products Corp.	1,636,875	38,302,875
Simpson Manufacturing Co. Inc.	1,939,713	111,358,923
Trex Co. Inc.[a,b]	1,359,211	147,324,880
Universal Forest Products Inc.	2,840,977	106,877,555

		838,179,996
CAPITAL MARKETS — 1.59%
Donnelley Financial Solutions Inc.[a]	1,555,503	30,316,753
Evercore Inc. Class A	1,789,613	161,065,170
Financial Engines Inc.	2,947,168	89,299,190
Greenhill & Co. Inc.[b]	1,150,361	22,432,040
INTL. FCStone Inc.[a,b]	713,099	30,328,100
Investment Technology Group Inc.	1,515,682	29,176,879
Piper Jaffray Companies	653,604	56,373,345
Virtus Investment Partners Inc.	335,816	38,635,631
Waddell & Reed Financial Inc. Class A	2,440,397	54,518,469
WisdomTree Investments Inc.[b]	4,950,387	62,127,357

		574,272,934
CHEMICALS — 3.04%
A Schulman Inc.	1,379,196	51,375,051
AdvanSix Inc.[a,b]	1,401,961	58,980,499
American Vanguard Corp.	1,199,785	23,575,775
Balchem Corp.	1,482,491	119,488,775
Calgon Carbon Corp.	2,352,619	50,110,785
Flotek Industries Inc.[a,b]	2,684,306	12,508,866
FutureFuel Corp.	1,195,273	16,841,396
Hawkins Inc.	460,856	16,222,131
HB Fuller Co.	2,336,118	125,846,677
Ingevity Corp.[a]	1,947,487	137,239,409
Innophos Holdings Inc.	899,826	42,048,869
Innospec Inc.	1,122,815	79,270,739
Koppers Holdings Inc.[a]	968,127	49,277,664
Kraton Corp.[a,b]	1,451,727	69,929,690
LSB Industries Inc.[a,b]	959,643	8,406,473
Quaker Chemical Corp.	615,734	92,846,530
Rayonier Advanced Materials Inc.	2,427,679	49,646,035
Stepan Co.	911,901	72,012,822
Tredegar Corp.	1,215,729	23,341,997

		1,098,970,183
COMMERCIAL SERVICES & SUPPLIES — 2.96%
ABM Industries Inc.	2,571,990	97,015,463
Brady Corp. Class A	2,235,856	84,738,942
Essendant Inc.	1,711,909	15,869,397
Healthcare Services Group Inc.	3,380,303	178,209,574
Interface Inc.	2,811,574	70,711,086
LSC Communications Inc.	1,663,196	25,197,419
Matthews International Corp. Class A	1,489,678	78,654,998

Security	Shares	Value
Mobile Mini Inc.	2,065,147	$71,247,572
Multi-Color Corp.[b]	648,883	48,568,893
RR Donnelley & Sons Co.	3,252,990	30,252,807
Team Inc.[a,b]	1,408,063	20,980,139
Tetra Tech Inc.	2,586,302	124,530,441
U.S. Ecology Inc.	1,008,304	51,423,504
UniFirst Corp./MAb	717,822	118,368,848
Viad Corp.	951,983	52,739,858

		1,068,508,941
COMMUNICATIONS EQUIPMENT — 1.48%
ADTRAN Inc.	2,256,545	43,664,146
Applied Optoelectronics Inc.[a,b]	898,817	33,993,259
CalAmp Corp.[a,b]	1,680,424	36,011,486
Comtech Telecommunications Corp.	1,110,186	24,557,314
Digi International Inc.[a]	1,210,900	11,564,095
Harmonic Inc.[a,b]	3,944,625	16,567,425
Lumentum Holdings Inc.[a,b]	2,858,773	139,794,000
NETGEAR Inc.[a,b]	1,436,670	84,404,362
Oclaro Inc.[a,b]	7,661,045	51,635,443
Viavi Solutions Inc.[a]	10,479,536	91,591,145

		533,782,675
CONSTRUCTION & ENGINEERING — 0.42%
Aegion Corp.[a]	1,516,361	38,561,060
Comfort Systems USA Inc.	1,716,917	74,943,427
MYR Group Inc.[a,b]	758,121	27,087,664
Orion Group Holdings Inc.[a,b]	1,283,458	10,049,476

		150,641,627
CONSTRUCTION MATERIALS — 0.17%
U.S. Concrete Inc.[a,b]	731,046	61,151,998

		61,151,998
CONSUMER FINANCE — 1.29%
Encore Capital Group Inc.[a,b]	1,092,041	45,974,926
Enova International Inc.[a,b]	1,540,596	23,417,059
EZCORP Inc. Class Aa,b	2,439,210	29,758,362
FirstCash Inc.	2,177,112	146,846,204
Green Dot Corp. Class Aa,b	2,122,374	127,894,257
PRA Group Inc.[a,b]	2,107,383	69,965,116
World Acceptance Corp.[a,b]	272,891	22,027,762

		465,883,686
CONTAINERS & PACKAGING — 0.06%
Myers Industries Inc.	1,029,316	20,071,662

		20,071,662
DISTRIBUTORS — 0.19%
Core-Mark Holding Co. Inc.	2,135,034	67,424,374

		67,424,374

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2017

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.46%
American Public Education Inc.[a,b]	744,484	$18,649,324
Capella Education Co.	536,464	41,522,314
Career Education Corp.[a,b]	3,023,532	36,524,266
Regis Corp.[a,b]	1,602,689	24,617,303
Strayer Education Inc.	495,024	44,344,250

		165,657,457
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.13%
ATN International Inc.	503,416	27,818,768
Cincinnati Bell Inc.[a]	1,961,598	40,899,319
Cogent Communications Holdings Inc.	1,911,274	86,580,712
Consolidated Communications Holdings Inc.	3,013,669	36,736,625
Frontier Communications Corp.[b]	3,619,718	24,469,294
General Communication Inc. Class Aa,b	1,240,256	48,394,789
Iridium Communications Inc.[a,b]	3,846,799	45,392,228
Vonage Holdings Corp.[a,b]	9,607,072	97,703,922

		407,995,657
ELECTRIC UTILITIES — 0.77%
ALLETE Inc.	2,356,154	175,203,611
El Paso Electric Co.	1,879,816	104,047,816

		279,251,427
ELECTRICAL EQUIPMENT — 0.57%
AZZ Inc.	1,206,085	61,630,944
Encore Wire Corp.	967,220	47,055,253
General Cable Corp.	2,308,723	68,338,201
Powell Industries Inc.	414,716	11,881,613
Vicor Corp.[a,b]	787,541	16,459,607

		205,365,618
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.03%
Anixter International Inc.[a,b]	1,336,719	101,590,644
Badger Meter Inc.	1,359,581	64,987,972
Bel Fuse Inc. Class B	467,199	11,761,735
Benchmark Electronics Inc.[a]	2,289,045	66,611,209
Control4 Corp.[a,b]	904,778	26,926,193
CTS Corp.	1,552,825	39,985,244
Daktronics Inc.	1,834,827	16,751,971
Electro Scientific Industries Inc.[a]	1,530,779	32,804,594
ePlus Inc.[a]	663,649	49,906,405
Fabrinet[a,b]	1,744,795	50,075,616
FARO Technologies Inc.[a,b]	784,372	36,865,484
II-VI Inc.[a,b]	2,524,397	118,520,439
Insight Enterprises Inc.[a,b]	1,672,330	64,033,516
Itron Inc.[a,b]	1,566,508	106,835,846
KEMET Corp.[a,b]	2,266,324	34,130,839
Methode Electronics Inc.	1,707,841	68,484,424
MTS Systems Corp.	828,129	44,470,527
OSI Systems Inc.[a,b]	809,106	52,090,244
Park Electrochemical Corp.	913,312	17,946,581
Plexus Corp.[a,b]	1,559,015	94,663,391
Rogers Corp.[a,b]	842,226	136,373,234

Security	Shares	Value
Sanmina Corp.[a]	3,340,837	$110,247,621
ScanSource Inc.[a,b]	1,199,010	42,924,558
TTM Technologies Inc.[a,b]	4,231,077	66,300,977

		1,455,289,264
ENERGY EQUIPMENT & SERVICES — 1.92%
Archrock Inc.	3,256,604	34,194,342
Bristow Group Inc.	1,508,481	20,319,239
CARBO Ceramics Inc.[a,b]	1,014,666	10,329,300
Era Group Inc.[a,b]	1,022,044	10,986,973
Exterran Corp.[a]	1,495,318	47,012,798
Geospace Technologies Corp.[a,b]	608,624	7,893,853
Gulf Island Fabrication Inc.[b]	615,068	8,257,288
Helix Energy Solutions Group Inc.[a,b]	6,465,264	48,748,091
Matrix Service Co.[a,b]	1,275,622	22,706,072
McDermott International Inc.[a,b]	12,969,796	85,341,258
Nabors Industries Ltd.	1,850	12,635
Newpark Resources Inc.[a,b]	4,005,563	34,447,842
Noble Corp. PLC[a,b]	11,269,098	50,936,323
Oil States International Inc.[a,b]	2,326,398	65,837,063
Pioneer Energy Services Corp.[a,b]	3,503,441	10,685,495
SEACOR Holdings Inc.[a,b]	778,976	36,004,271
TETRA Technologies Inc.[a,b]	5,453,001	23,284,314
U.S. Silica Holdings Inc.[b]	3,755,757	122,287,448
Unit Corp.[a,b]	2,437,667	53,628,674

		692,913,279
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.45%
Acadia Realty Trust[b]	3,878,557	106,117,320
Agree Realty Corp.[b]	1,342,333	69,049,610
American Assets Trust Inc.	1,921,075	73,461,908
Armada Hoffler Properties Inc.[b]	2,065,293	32,074,000
CareTrust REIT Inc.[b]	3,508,230	58,797,935
CBL & Associates Properties Inc.[b]	7,900,836	44,718,732
Cedar Realty Trust Inc.[b]	3,827,622	23,271,942
Chatham Lodging Trust[b]	2,121,728	48,290,529
Chesapeake Lodging Trust[b]	2,801,402	75,889,980
Community Healthcare Trust Inc.[b]	789,573	22,187,001
DiamondRock Hospitality Co.	9,262,434	104,572,880
Easterly Government Properties Inc.[b]	2,061,919	44,001,351
EastGroup Properties Inc.[b]	1,596,582	141,105,917
Four Corners Property Trust Inc.[b]	2,853,808	73,342,866
Franklin Street Properties Corp.[b]	4,937,851	53,032,520
Getty Realty Corp.[b]	1,541,138	41,857,308
Government Properties Income Trust[b]	2,806,516	52,032,807
Hersha Hospitality Trust[b]	1,805,142	31,409,471
Independence Realty Trust Inc.[b]	3,897,966	39,330,477
Kite Realty Group Trust[b]	3,865,403	75,761,899
Lexington Realty Trust[b]	10,015,530	96,649,864
LTC Properties Inc.	1,833,551	79,851,146
National Storage Affiliates Trust[b]	2,287,085	62,345,937
Pennsylvania REIT[b]	3,239,281	38,515,051
PS Business Parks Inc.	923,874	115,567,399
Ramco-Gershenson Properties Trust[b]	3,715,649	54,731,510

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2017

Security	Shares	Value
Retail Opportunity Investments Corp.[b]	5,073,130	$101,208,943
Saul Centers Inc.[b]	567,156	35,021,883
Summit Hotel Properties Inc.[b]	4,859,689	74,013,063
Universal Health Realty Income Trust[b]	592,584	44,508,984
Urstadt Biddle Properties Inc. Class A	1,373,113	29,851,477
Whitestone REIT[b]	1,765,888	25,446,446

		1,968,018,156
FOOD & STAPLES RETAILING — 0.34%
Andersons Inc. (The)	1,214,687	37,837,500
SpartanNash Co.	1,713,095	45,705,374
SUPERVALU Inc.[a,b]	1,764,386	38,110,738

		121,653,612
FOOD PRODUCTS — 1.61%
B&G Foods Inc.[b]	3,073,110	108,019,816
Bob Evans Farms Inc./DE	931,398	73,412,790
Cal-Maine Foods Inc.[a,b]	1,379,508	61,319,131
Calavo Growers Inc.[b]	735,812	62,102,533
Darling Ingredients Inc.[a,b]	7,618,029	138,114,866
J&J Snack Foods Corp.	688,985	104,608,593
John B Sanfilippo & Son Inc.	398,676	25,216,257
Seneca Foods Corp. Class Aa	312,863	9,620,537

		582,414,523
GAS UTILITIES — 1.00%
Northwest Natural Gas Co.	1,325,739	79,080,331
South Jersey Industries Inc.	3,682,614	115,008,035
Spire Inc.	2,233,318	167,833,848

		361,922,214
HEALTH CARE EQUIPMENT & SUPPLIES — 4.63%
Abaxis Inc.	1,053,739	52,181,155
Analogic Corp.	574,241	48,092,684
AngioDynamics Inc.[a]	1,742,805	28,982,847
Anika Therapeutics Inc.[a,b]	691,603	37,284,318
Cantel Medical Corp.	1,645,988	169,322,785
CONMED Corp.	1,145,110	58,366,257
CryoLife Inc.[a]	1,577,619	30,211,404
Cutera Inc.[a,b]	635,601	28,824,505
Haemonetics Corp.[a,b]	2,435,970	141,481,138
Heska Corp.[a,b]	302,733	24,282,214
ICU Medical Inc.[a,b]	695,615	150,252,840
Inogen Inc.[a,b]	791,645	94,269,087
Integer Holdings Corp.[a]	1,317,149	59,666,850
Integra LifeSciences Holdings Corp.[a,b]	2,930,543	140,255,788
Invacare Corp.[b]	1,534,156	25,850,529
Lantheus Holdings Inc.[a]	1,375,188	28,122,595
LeMaitre Vascular Inc.[b]	706,779	22,503,843
Meridian Bioscience Inc.	1,933,423	27,067,922
Merit Medical Systems Inc.[a,b]	2,319,887	100,219,118
Natus Medical Inc.[a,b]	1,428,190	54,556,858

Security	Shares	Value
Neogen Corp.[a,b]	1,758,178	$144,539,813
OraSure Technologies Inc.[a,b]	2,800,607	52,819,448
Orthofix International NVa,b	851,973	46,602,923
Surmodics Inc.[a]	628,559	17,599,652
Tactile Systems Technology Inc.[a]	678,165	19,653,222
Varex Imaging Corp.[a,b]	1,733,868	69,649,477

		1,672,659,272
HEALTH CARE PROVIDERS & SERVICES — 3.16%
Aceto Corp.	1,448,828	14,966,393
Almost Family Inc.[a,b]	584,976	32,378,422
Amedisys Inc.[a,b]	1,320,517	69,604,451
AMN Healthcare Services Inc.[a,b]	2,213,537	109,016,697
BioTelemetry Inc.[a,b]	1,413,300	42,257,670
Chemed Corp.	736,260	178,925,905
Community Health Systems Inc.[a,b]	5,383,090	22,931,963
CorVel Corp.[a]	449,310	23,768,499
Cross Country Healthcare Inc.[a,b]	1,730,600	22,082,456
Diplomat Pharmacy Inc.[a,b]	2,239,656	44,949,896
Ensign Group Inc. (The)	2,255,765	50,077,983
HealthEquity Inc.[a,b]	2,366,907	110,439,881
Kindred Healthcare Inc.	3,991,673	38,719,228
LHC Group Inc.[a,b]	749,952	45,934,560
Magellan Health Inc.[a]	1,116,926	107,839,205
Providence Service Corp. (The)[a]	517,909	30,732,720
Quorum Health Corp.[a,b]	1,267,402	7,908,589
Select Medical Holdings Corp.[a]	4,984,202	87,971,165
Tivity Health Inc.[a,b]	1,572,968	57,491,981
U.S. Physical Therapy Inc.	585,034	42,239,455

		1,140,237,119
HEALTH CARE TECHNOLOGY — 0.62%
Computer Programs & Systems Inc.[b]	505,078	15,177,594
HealthStream Inc.[a]	1,207,211	27,959,007
HMS Holdings Corp.[a,b]	3,921,006	66,461,052
Omnicell Inc.[a,b]	1,744,022	84,585,067
Quality Systems Inc.[a]	2,218,564	30,128,099

		224,310,819
HOTELS, RESTAURANTS & LEISURE — 2.92%
Belmond Ltd. Class Aa,b	3,872,495	47,438,064
Biglari Holdings Inc.[a,b]	46,689	19,347,922
BJ’s Restaurants Inc.	844,659	30,745,587
Boyd Gaming Corp.	3,769,180	132,109,759
Chuy’s Holdings Inc.[a,b]	800,353	22,449,902
Dave & Buster’s Entertainment Inc.[a,b]	1,909,534	105,348,991
DineEquity Inc.	831,081	42,160,739
El Pollo Loco Holdings Inc.[a,b]	971,504	9,617,890
Fiesta Restaurant Group Inc.[a,b]	1,291,303	24,534,757
Marcus Corp. (The)	916,590	25,068,736
Marriott Vacations Worldwide Corp.	1,087,897	147,094,553
Monarch Casino & Resort Inc.[a,b]	517,191	23,180,501
Penn National Gaming Inc.[a,b]	3,032,595	95,011,201
Red Robin Gourmet Burgers Inc.[a,b]	593,326	33,463,586
Ruth’s Hospitality Group Inc.	1,337,320	28,952,978
Scientific Games Corp. Class Aa,b	2,450,595	125,715,523

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2017

Security	Shares	Value
Shake Shack Inc. Class Aa,b	856,405	$36,996,696
Sonic Corp.[b]	1,881,910	51,714,887
Wingstop Inc.[b]	1,355,811	52,849,513

		1,053,801,785
HOUSEHOLD DURABLES — 2.18%
Cavco Industries Inc.[a,b]	396,788	60,549,849
Ethan Allen Interiors Inc.	1,159,890	33,172,854
Installed Building Products Inc.[a,b]	969,832	73,658,740
iRobot Corp.[a,b]	1,288,001	98,789,677
La-Z-Boy Inc.	2,233,107	69,672,938
LGI Homes Inc.[a,b]	812,798	60,984,234
M/I Homes Inc.[a,b]	1,273,881	43,821,506
MDC Holdings Inc.	2,069,300	65,969,284
Meritage Homes Corp.[a]	1,731,404	88,647,885
TopBuild Corp.[a,b]	1,643,424	124,472,934
Universal Electronics Inc.[a,b]	656,946	31,040,699
William Lyon Homes Class Aa,b	1,284,378	37,349,712

		788,130,312
HOUSEHOLD PRODUCTS — 0.43%
Central Garden & Pet Co.[a,b]	474,565	18,470,070
Central Garden & Pet Co. Class Aa,b	1,632,134	61,547,773
WD-40 Co.	645,618	76,182,924

		156,200,767
INDUSTRIAL CONGLOMERATES — 0.16%
Raven Industries Inc.	1,650,909	56,708,724

		56,708,724
INSURANCE — 3.05%
American Equity Investment Life Holding Co.	2,726,476	83,784,608
AMERISAFE Inc.	853,450	52,572,520
eHealth Inc.[a,b]	801,402	13,920,353
Employers Holdings Inc.	1,510,146	67,050,482
HCI Group Inc.[b]	362,354	10,834,385
Horace Mann Educators Corp.	1,893,637	83,509,392
Infinity Property & Casualty Corp.	502,457	53,260,442
Maiden Holdings Ltd.	2,837,501	18,727,507
Navigators Group Inc. (The)	1,045,802	50,930,557
ProAssurance Corp.	2,476,403	141,526,431
RLI Corp.	1,801,456	109,276,321
Safety Insurance Group Inc.	710,876	57,154,430
Selective Insurance Group Inc.	2,706,430	158,867,441
Stewart Information Services Corp.	1,091,808	46,183,478
Third Point Reinsurance Ltd.[a,b]	4,007,623	58,711,677
United Fire Group Inc.	795,928	36,278,398
United Insurance Holdings Corp.	970,855	16,747,249
Universal Insurance Holdings Inc.	1,502,558	41,094,961

		1,100,430,632

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.55%
FTD Companies Inc.[a,b]	826,934	$5,945,655
Nutrisystem Inc.	1,369,325	72,026,495
PetMed Express Inc.	947,175	43,096,463
Shutterfly Inc.[a,b]	1,529,159	76,075,660

		197,144,273
INTERNET SOFTWARE & SERVICES — 1.20%
Alarm.com Holdings Inc.[a]	1,150,152	43,418,238
Blucora Inc.[a,b]	2,144,518	47,393,848
DHI Group Inc.[a,b]	2,375,449	4,513,353
Liquidity Services Inc.[a,b]	1,140,693	5,532,361
LivePerson Inc.[a,b]	2,559,720	29,436,780
NIC Inc.	3,083,482	51,185,801
QuinStreet Inc.[a,b]	1,702,108	14,263,665
Shutterstock Inc.[a,b]	849,549	36,556,094
SPS Commerce Inc.[a]	791,507	38,459,325
Stamps.com Inc.[a,b]	751,975	141,371,300
XO Group Inc.[a,b]	1,100,383	20,313,070

		432,443,835
IT SERVICES — 1.62%
CACI International Inc. Class Aa	1,141,405	151,064,952
Cardtronics PLC Class Aa	2,101,933	38,927,799
CSG Systems International Inc.	1,547,822	67,825,560
ExlService Holdings Inc.[a]	1,578,535	95,264,587
ManTech International Corp./VA Class A	1,206,150	60,536,669
Perficient Inc.[a,b]	1,613,130	30,762,389
Sykes Enterprises Inc.[a,b]	1,846,362	58,068,085
TeleTech Holdings Inc.	678,357	27,303,869
Virtusa Corp.[a,b]	1,272,213	56,079,149

		585,833,059
LEISURE PRODUCTS — 0.46%
Callaway Golf Co.[b]	4,417,856	61,540,734
Nautilus Inc.[a,b]	1,402,017	18,716,927
Sturm Ruger & Co. Inc.[b]	807,502	45,098,987
Vista Outdoor Inc.[a,b]	2,673,757	38,956,639

		164,313,287
LIFE SCIENCES TOOLS & SERVICES — 0.30%
Cambrex Corp.[a,b]	1,501,779	72,085,392
Luminex Corp.[b]	1,932,072	38,061,818

		110,147,210
MACHINERY — 5.67%
Actuant Corp. Class Ab	2,733,646	69,161,244
Alamo Group Inc.	445,307	50,261,801
Albany International Corp. Class A	1,344,815	82,638,882
Astec Industries Inc.[b]	888,652	51,986,142
Barnes Group Inc.	2,279,274	144,209,666
Briggs & Stratton Corp.	1,975,199	50,110,799
Chart Industries Inc.[a,b]	1,433,630	67,179,902

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2017

Security	Shares	Value
CIRCOR International Inc.[b]	758,815	$36,939,114
EnPro Industries Inc.	985,557	92,159,435
ESCO Technologies Inc.	1,205,004	72,601,491
Federal Signal Corp.	2,806,625	56,385,096
Franklin Electric Co. Inc.	1,798,404	82,546,744
Greenbrier Companies Inc. (The)[b]	1,338,741	71,354,895
Harsco Corp.[a]	3,734,296	69,644,620
Hillenbrand Inc.	2,915,382	130,317,575
John Bean Technologies Corp.[b]	1,454,166	161,121,593
Lindsay Corp.	491,263	43,329,397
Lydall Inc.[a,b]	803,161	40,760,421
Mueller Industries Inc.	2,684,243	95,102,729
Proto Labs Inc.[a,b]	1,144,373	117,870,419
SPX Corp.[a]	1,978,552	62,106,747
SPX FLOW Inc.[a,b]	1,967,748	93,566,417
Standex International Corp.	594,243	60,523,650
Tennant Co.	827,498	60,117,730
Titan International Inc.[b]	2,268,365	29,216,541
Wabash National Corp.[b]	2,726,069	59,155,697
Watts Water Technologies Inc. Class A	1,279,743	97,196,481

		2,047,565,228
MARINE — 0.16%
Matson Inc.	1,975,323	58,943,638

		58,943,638
MEDIA — 0.92%
EW Scripps Co. (The) Class Aa,b	2,540,988	39,715,643
Gannett Co. Inc.	5,221,931	60,522,180
New Media Investment Group Inc.	2,456,553	41,220,959
Scholastic Corp.	1,282,065	51,423,627
Time Inc.	4,602,037	84,907,583
World Wrestling Entertainment Inc. Class A	1,808,299	55,297,783

		333,087,775
METALS & MINING — 0.96%
AK Steel Holding Corp.[a,b]	14,592,945	82,596,069
Century Aluminum Co.[a,b]	2,296,019	45,093,813
Gerber Scientific Inc. Escrow[a,c]	349,019	3,490
Haynes International Inc.	586,053	18,782,999
Kaiser Aluminum Corp.	775,711	82,884,720
Materion Corp.	935,695	45,474,777
Olympic Steel Inc.	438,141	9,415,650
SunCoke Energy Inc.[a]	2,955,369	35,434,874
TimkenSteel Corp.[a]	1,841,368	27,970,380

		347,656,772
MORTGAGE REAL ESTATE INVESTMENT — 0.73%
Apollo Commercial Real Estate Finance Inc.[b]	4,539,144	83,747,207
ARMOUR Residential REIT Inc.[b]	1,856,000	47,736,320
Capstead Mortgage Corp.[b]	4,407,188	38,122,176

Security	Shares	Value
Invesco Mortgage Capital Inc.[b]	5,190,672	$92,549,682

		262,155,385
MULTI-UTILITIES — 0.43%
Avista Corp.	2,984,537	153,673,810

		153,673,810
MULTILINE RETAIL — 0.48%
Fred’s Inc. Class Ab	1,500,732	6,077,965
JC Penney Co. Inc.[a,b]	14,300,606	45,189,915
Ollie’s Bargain Outlet Holdings Inc.[a,b]	2,259,022	120,292,921

		171,560,801
OIL, GAS & CONSUMABLE FUELS — 1.47%
Bill Barrett Corp.[a,b]	4,491,416	23,040,964
Carrizo Oil & Gas Inc.[a,b]	3,605,433	76,723,614
Cloud Peak Energy Inc.[a,b]	3,396,160	15,112,912
CONSOL Energy Inc.[a]	1,209,288	47,778,969
Denbury Resources Inc.[a,b]	18,439,265	40,750,776
Green Plains Inc.	1,792,847	30,209,472
Par Pacific Holdings Inc.[a,b]	1,202,384	23,181,963
PDC Energy Inc.[a,b]	3,048,201	157,104,279
REX American Resources Corp.[a,b]	274,559	22,730,740
SRC Energy Inc.[a,b]	11,162,358	95,214,914

		531,848,603
PAPER & FOREST PRODUCTS — 1.17%
Boise Cascade Co.[b]	1,779,078	70,985,212
Clearwater Paper Corp.[a,b]	755,143	34,283,492
Deltic Timber Corp.[b]	501,127	45,878,177
KapStone Paper and Packaging Corp.	4,031,618	91,477,413
Neenah Paper Inc.	775,682	70,315,573
PH Glatfelter Co.	2,002,810	42,940,246
Schweitzer-Mauduit International Inc.	1,429,744	64,853,188

		420,733,301
PERSONAL PRODUCTS — 0.19%
Inter Parfums Inc.	788,922	34,278,661
Medifast Inc.	486,812	33,984,346

		68,263,007
PHARMACEUTICALS — 2.58%
Amphastar Pharmaceuticals Inc.[a,b]	1,672,435	32,177,649
ANI Pharmaceuticals Inc.[a,b]	415,099	26,753,131
Corcept Therapeutics Inc.[a,b]	2,865,167	51,744,916
Depomed Inc.[a,b]	2,940,100	23,667,805
Impax Laboratories Inc.[a,b]	3,435,068	57,193,882
Innoviva Inc.[a,b]	3,388,583	48,083,993
Lannett Co. Inc.[a,b]	1,405,247	32,601,730
Medicines Co. (The)[a,b]	2,927,500	80,037,850
Nektar Therapeutics[a,b]	7,246,028	432,732,792
Phibro Animal Health Corp. Series A	922,573	30,906,196
Sucampo Pharmaceuticals Inc. Class Aa,b	1,160,578	20,832,375

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2017

Security	Shares	Value
Supernus Pharmaceuticals Inc.[a,b]	2,365,420	$94,261,987

		930,994,306
PROFESSIONAL SERVICES — 2.28%
Exponent Inc.	1,191,327	84,703,350
Forrester Research Inc.	474,396	20,968,303
FTI Consulting Inc.[a,b]	1,769,248	76,006,894
Heidrick & Struggles International Inc.	859,378	21,097,730
Insperity Inc.	1,722,986	98,813,247
Kelly Services Inc. Class A	1,433,577	39,093,645
Korn/Ferry International	2,624,446	108,599,575
Navigant Consulting Inc.[a,b]	2,152,693	41,783,771
On Assignment Inc.[a]	2,255,843	144,983,030
Resources Connection Inc.	1,370,009	21,166,639
TrueBlue Inc.[a]	1,933,930	53,183,075
WageWorks Inc.[a,b]	1,843,441	114,293,342

		824,692,601
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.34%
HFF Inc. Class A	1,697,967	82,589,115
RE/MAX Holdings Inc. Class A	815,252	39,539,722

		122,128,837
ROAD & RAIL — 0.63%
ArcBest Corp.	1,178,561	42,133,556
Heartland Express Inc.[b]	2,330,780	54,400,405
Marten Transport Ltd.	1,784,951	36,234,505
Roadrunner Transportation Systems Inc.[a]	1,441,799	11,116,270
Saia Inc.[a,b]	1,186,414	83,938,791

		227,823,527
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.31%
Advanced Energy Industries Inc.[a,b]	1,819,672	122,791,467
Axcelis Technologies Inc.[a]	1,431,489	41,083,734
Brooks Automation Inc.	3,230,282	77,042,226
Cabot Microelectronics Corp.	1,163,418	109,454,365
CEVA Inc.[a,b]	1,014,499	46,819,129
Cohu Inc.	1,320,124	28,976,722
Diodes Inc.[a,b]	1,757,740	50,394,406
DSP Group Inc.[a,b]	1,004,241	12,553,012
Kopin Corp.[a,b]	3,060,941	9,795,011
Kulicke & Soffa Industries Inc.[a,b]	3,243,931	78,941,061
MaxLinear Inc.[a,b]	2,822,327	74,565,879
Nanometrics Inc.[a,b]	1,194,680	29,771,426
PDF Solutions Inc.[a,b]	1,303,887	20,471,026
Photronics Inc.[a,b]	3,219,468	27,445,965
Power Integrations Inc.	1,378,110	101,359,990
Rambus Inc.[a,b]	5,068,588	72,075,321
Rudolph Technologies Inc.[a]	1,469,068	35,110,725
Semtech Corp.[a]	3,042,465	104,052,303
SolarEdge Technologies Inc.[a,b]	1,662,442	62,424,697
Veeco Instruments Inc.[a,b]	2,215,994	32,907,511

Security	Shares	Value
Xperi Corp.	2,270,269	$55,394,564

		1,193,430,540
SOFTWARE — 1.85%
8x8 Inc.[a,b]	4,219,231	59,491,157
Agilysys Inc.[a]	703,073	8,633,737
Barracuda Networks Inc.[a]	1,870,998	51,452,445
Bottomline Technologies de Inc.[a,b]	1,612,590	55,924,621
Ebix Inc.[b]	1,018,944	80,751,312
MicroStrategy Inc. Class Aa	438,510	57,576,363
Monotype Imaging Holdings Inc.	1,932,703	46,578,142
Progress Software Corp.	2,212,693	94,194,341
Qualys Inc.[a,b]	1,472,317	87,382,014
Synchronoss Technologies Inc.[a,b]	2,046,717	18,297,650
TiVo Corp.	5,631,535	87,851,946
VASCO Data Security International Inc.[a]	1,447,657	20,122,432

		668,256,160
SPECIALTY RETAIL — 4.23%
Abercrombie & Fitch Co. Class A	3,171,227	55,274,487
Asbury Automotive Group Inc.[a,b]	864,240	55,311,360
Ascena Retail Group Inc.[a,b]	8,069,731	18,963,868
Barnes & Noble Education Inc.[a]	1,709,155	14,083,437
Barnes & Noble Inc.	2,611,532	17,497,264
Big 5 Sporting Goods Corp.[b]	889,115	6,757,274
Buckle Inc. (The)	1,300,192	30,879,560
Caleres Inc.	2,005,850	67,155,858
Cato Corp. (The) Class A	1,074,654	17,108,492
Chico’s FAS Inc.	5,921,878	52,230,964
Children’s Place Inc. (The)	804,010	116,862,854
DSW Inc. Class A	3,348,429	71,689,865
Express Inc.[a,b]	3,673,280	37,283,792
Finish Line Inc. (The) Class A	1,809,463	26,291,497
Five Below Inc.[a,b]	2,546,025	168,852,378
Francesca’s Holdings Corp.[a,b]	1,743,306	12,743,567
Genesco Inc.[a,b]	934,997	30,387,403
Group 1 Automotive Inc.	905,265	64,246,657
Guess? Inc.	2,766,388	46,696,629
Haverty Furniture Companies Inc.	925,496	20,962,484
Hibbett Sports Inc.[a,b]	881,581	17,984,252
Kirkland’s Inc.[a,b]	798,747	9,557,008
Lithia Motors Inc. Class A	1,111,417	126,245,857
Lumber Liquidators Holdings Inc.[a,b]	1,312,467	41,198,339
MarineMax Inc.[a,b]	1,019,467	19,267,926
Monro Inc.	1,501,477	85,509,115
Rent-A-Center Inc./TXb	2,501,923	27,771,345
RHa,b	868,394	74,864,247
Shoe Carnival Inc.	536,031	14,338,829
Sleep Number Corp.[a,b]	1,843,346	69,291,376
Sonic Automotive Inc. Class A	1,140,846	21,048,609
Tailored Brands Inc.	2,295,061	50,101,182
Tile Shop Holdings Inc.	1,591,854	15,281,798
Vitamin Shoppe Inc.[a,b,d]	1,238,039	5,447,372
Zumiez Inc.[a,b]	855,001	17,805,396

		1,526,992,341

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2017

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.40%
Cray Inc.[a,b]	1,883,870	$45,589,654
Electronics For Imaging Inc.[a,b]	2,105,711	62,181,646
Super Micro Computer Inc.[a,b]	1,786,135	37,374,875

		145,146,175
TEXTILES, APPAREL & LUXURY GOODS — 1.44%
Crocs Inc.[a,b]	3,235,551	40,897,365
Fossil Group Inc.[a,b]	2,056,892	15,982,051
G-III Apparel Group Ltd.[a,b]	1,911,570	70,517,817
Movado Group Inc.	738,784	23,788,845
Oxford Industries Inc.	783,966	58,946,403
Perry Ellis International Inc.[a,b]	612,179	15,328,962
Steven Madden Ltd.[a]	2,461,905	114,970,963
Unifi Inc.[a]	794,411	28,495,523
Vera Bradley Inc.[a,b]	900,922	10,973,230
Wolverine World Wide Inc.	4,414,700	140,740,636

		520,641,795
THRIFTS & MORTGAGE FINANCE — 1.91%
Bank Mutual Corp.	1,948,101	20,747,276
BofI Holding Inc.[a,b]	2,589,127	77,414,897
Dime Community Bancshares Inc.	1,409,951	29,538,473
HomeStreet Inc.[a,b]	1,237,638	35,829,620
LendingTree Inc.[a,b]	349,397	118,952,209
Meta Financial Group Inc.[b]	426,231	39,490,302
NMI Holdings Inc. Class Aa,b	2,411,580	40,996,860
Northfield Bancorp. Inc.	2,143,490	36,610,809
Northwest Bancshares Inc.	4,754,071	79,535,608
Oritani Financial Corp.	1,855,397	30,428,511
Provident Financial Services Inc.	2,819,321	76,037,087
TrustCo Bank Corp. NY	4,417,836	40,644,091
Walker & Dunlop Inc.[a,b]	1,308,777	62,166,908

		688,392,651
TOBACCO — 0.17%
Universal Corp./VA	1,168,126	61,326,615

		61,326,615
TRADING COMPANIES & DISTRIBUTORS — 0.65%
Applied Industrial Technologies Inc.	1,802,162	122,727,232
DXP Enterprises Inc./TXa,b	738,608	21,840,639
Kaman Corp.	1,278,487	75,226,175
Veritiv Corp.[a,b]	537,105	15,522,334

		235,316,380
WATER UTILITIES — 0.55%
American States Water Co.	1,694,948	98,154,439

Security	Shares	Value
California Water Service Group	2,222,898	$100,808,424

		198,962,863
WIRELESS TELECOMMUNICATION SERVICES — 0.04%
Spok Holdings Inc.	925,729	14,487,659

		14,487,659

TOTAL COMMON STOCKS
(Cost: $29,940,710,222)		35,999,526,395

SHORT-TERM INVESTMENTS — 9.17%

MONEY MARKET FUNDS — 9.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[d,e,f]	3,237,444,231	3,237,767,975
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[d,e]	70,291,259	70,291,259

		3,308,059,234

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,308,074,527)		3,308,059,234

TOTAL INVESTMENTS IN SECURITIES — 108.89%
(Cost: $33,248,784,749)		39,307,585,629
Other Assets, Less Liabilities — (8.89)%		(3,207,744,767)

NET ASSETS — 100.00%		$36,099,840,862

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,405,349,415	832,094,816	[a]	—	3,237,444,231	$3,237,767,975	$—	[b]	$(188,655)	$(676,408)
BlackRock Cash Funds: Treasury, SL Agency Shares	12,489,714	57,801,545	[a]	—	70,291,259	70,291,259	289,161		—	—
Vitamin Shoppe Inc.	1,027,188	407,756		(196,905)	1,238,039	5,447,372	—		(4,443,158)	(11,982,844)

						$3,313,506,606	$289,161		$(4,631,813)	$(12,659,252)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Russell 2000 E-mini	1,018	Mar 2018	$78,208	$378,450

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$35,999,522,905	$—	$3,490	$35,999,526,395
Money Market Funds	3,308,059,234	—	—	3,308,059,234

Total	$39,307,582,139	$—	$3,490	$39,307,585,629

Derivative financial instruments[a]
Assets
Futures Contracts	$378,450	$—	$—	$378,450

Total	$378,450	$—	$—	$378,450

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

26

Schedule of Investments (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.68%

AEROSPACE & DEFENSE — 2.45%
AAR Corp.	15,586	$612,374
Aerojet Rocketdyne Holdings Inc.[a]	28,626	893,131
Aerovironment Inc.[a]	8,505	477,641
Air Industries Group[a,b]	3,945	6,667
Arconic Inc.	186,163	5,072,942
Arotech Corp.[a]	8,900	31,595
Astronics Corp.[a,b]	8,919	369,871
Astrotech Corp.[a]	1,453	4,868
Axon Enterprise Inc.[a,b]	24,069	637,829
Boeing Co. (The)	254,405	75,026,579
BWX Technologies Inc.	45,637	2,760,582
CPI Aerostructures Inc.[a]	3,808	34,082
Cubic Corp.	8,931	526,482
Curtiss-Wright Corp.	20,282	2,471,362
Ducommun Inc.[a]	4,275	121,624
Engility Holdings Inc.[a]	8,051	228,407
Esterline Technologies Corp.[a]	12,692	948,092
General Dynamics Corp.	125,558	25,544,775
Harris Corp.	54,386	7,703,777
HEICO Corp.[b]	11,098	1,047,096
HEICO Corp. Class A	23,519	1,859,177
Hexcel Corp.	41,237	2,550,508
Huntington Ingalls Industries Inc.	20,686	4,875,690
Innovative Solutions & Support Inc.[a]	7,572	22,262
KeyW Holding Corp. (The)[a,b]	17,238	101,187
KLX Inc.[a]	24,430	1,667,347
Kratos Defense & Security Solutions Inc.[a,b]	20,636	218,535
L3 Technologies Inc.	34,035	6,733,825
Lockheed Martin Corp.	111,053	35,653,566
Mercury Systems Inc.[a]	31,578	1,621,530
Micronet Enertec Technologies Inc.[a]	4,034	4,518
Moog Inc. Class Aa	15,615	1,356,163
National Presto Industries Inc.	3,226	320,826
Northrop Grumman Corp.	78,448	24,076,476
Orbital ATK Inc.	25,250	3,320,375
Raytheon Co.	131,758	24,750,740
Rockwell Collins Inc.	71,402	9,683,539
SIFCO Industries Inc.[a]	614	4,083
Sparton Corp.[a]	4,017	92,632
Spirit AeroSystems Holdings Inc. Class A	57,195	4,990,264
Tel-Instrument Electronics Corp.[a]	226	588
Teledyne Technologies Inc.[a]	15,966	2,892,241
Textron Inc.	125,836	7,121,059
TransDigm Group Inc.	21,899	6,013,903
Triumph Group Inc.	25,333	689,058
United Technologies Corp.	331,992	42,352,219
Vectrus Inc.[a]	4,292	132,408
Wesco Aircraft Holdings Inc.[a]	31,933	236,304

		307,860,799
AIR FREIGHT & LOGISTICS — 0.65%
Air T Inc.[a]	253	6,237
Air Transport Services Group Inc.[a]	16,530	382,504
Atlas Air Worldwide Holdings Inc.[a]	11,840	694,416

Security	Shares	Value
CH Robinson Worldwide Inc.	65,779	$5,860,251
Echo Global Logistics Inc.[a]	11,745	328,860
Expeditors International of Washington Inc.	77,577	5,018,456
FedEx Corp.	110,620	27,604,115
Forward Air Corp.	12,989	746,088
Hub Group Inc. Class Aa	15,910	762,089
Radiant Logistics Inc.[a,b]	13,207	60,752
United Parcel Service Inc. Class B	303,762	36,193,242
XPO Logistics Inc.[a,b]	44,242	4,052,125

		81,709,135
AIRLINES — 0.49%
Alaska Air Group Inc.	57,359	4,216,460
Allegiant Travel Co.	9,650	1,493,338
American Airlines Group Inc.	190,195	9,895,846
Delta Air Lines Inc.	283,805	15,893,080
Hawaiian Holdings Inc.	24,831	989,515
JetBlue Airways Corp.[a]	148,458	3,316,552
SkyWest Inc.	25,169	1,336,474
Southwest Airlines Co.	247,809	16,219,099
Spirit Airlines Inc.[a,b]	31,674	1,420,579
United Continental Holdings Inc.[a]	109,031	7,348,689

		62,129,632
AUTO COMPONENTS — 0.42%
Adient PLC	41,003	3,226,936
American Axle & Manufacturing Holdings Inc.[a]	27,551	469,194
Aptiv PLC	124,329	10,546,829
Autoliv Inc.	37,689	4,789,518
BorgWarner Inc.	89,139	4,554,112
Clean Diesel Technologies Inc.[a,b]	3,244	5,093
Cooper Tire & Rubber Co.	24,563	868,302
Cooper-Standard Holdings Inc.[a]	9,198	1,126,755
Dana Inc.	76,928	2,462,465
Delphi Technologies PLC[a]	40,243	2,111,550
Dorman Products Inc.[a]	16,809	1,027,702
Fox Factory Holding Corp.[a]	20,111	781,312
Gentex Corp.	130,228	2,728,277
Gentherm Inc.[a]	23,581	748,697
Goodyear Tire & Rubber Co. (The)	106,426	3,438,624
Horizon Global Corp.[a,b]	21,817	305,874
LCI Industries	11,898	1,546,740
Lear Corp.	29,337	5,182,674
Modine Manufacturing Co.[a,b]	37,446	756,409
Motorcar Parts of America Inc.[a,b]	15,276	381,747
Shiloh Industries Inc.[a]	4,214	34,555
Standard Motor Products Inc.	16,236	729,159
Stoneridge Inc.[a,b]	12,117	276,995
Strattec Security Corp.	9,711	422,914
Superior Industries International Inc.	31,792	472,111
Sypris Solutions Inc.[a]	8,325	11,405
Tenneco Inc.	24,453	1,431,479
Tower International Inc.	19,447	594,106
Unique Fabricating Inc.	714	5,298
UQM Technologies Inc.[a]	19,808	27,533
Visteon Corp.[a]	15,868	1,985,722
VOXX International Corp.[a,b]	7,952	44,531

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
Workhorse Group Inc.[a,b]	7,988	$20,449

		53,115,067
AUTOMOBILES — 0.57%
Ford Motor Co.	1,718,809	21,467,924
General Motors Co.	576,187	23,617,905
Harley-Davidson Inc.	76,481	3,891,353
Tesla Inc.[a,b]	59,189	18,428,495
Thor Industries Inc.	20,652	3,112,670
Winnebago Industries Inc.	13,446	747,598

		71,265,945
BANKS — 6.66%
1st Constitution Bancorp.	3,439	63,450
1st Source Corp.	7,606	376,117
Access National Corp.	7,449	207,380
ACNB Corp.	3,433	101,445
Allegiance Bancshares Inc.[a,b]	693	26,091
American National Bankshares Inc.	3,952	151,362
American River Bankshares	3,502	53,406
Ameris Bancorp.	23,335	1,124,747
AmeriServ Financial Inc.	8,029	33,320
Ames National Corp.	4,146	115,466
Anchor Bancorp. Inc./WAa	622	15,426
Arrow Financial Corp.	5,077	172,364
Associated Banc-Corp.	66,489	1,688,821
Atlantic Capital Bancshares Inc.[a]	3,812	67,091
Auburn National BanCorp. Inc.	595	23,407
Banc of California Inc.	23,771	490,871
BancFirst Corp.	7,836	400,811
Bancorp. Inc. (The)[a,b]	16,235	160,402
Bancorp. of New Jersey Inc.	3,417	62,360
BancorpSouth Bank	37,544	1,180,759
Bank of America Corp.	4,402,864	129,972,545
Bank of Commerce Holdings	4,798	55,177
Bank of Hawaii Corp.	19,954	1,710,058
Bank of Marin Bancorp.	3,311	225,148
Bank of South Carolina Corp.	873	16,849
Bank of the James Financial Group Inc.	775	11,827
Bank of the Ozarks Inc.	61,259	2,967,999
BankUnited Inc.	57,667	2,348,200
Bankwell Financial Group Inc.	3,393	116,516
Banner Corp.	15,104	832,532
Bar Harbor Bankshares	7,496	202,467
Bay Bancorp. Inc.[a]	4,297	52,853
BB&T Corp.	370,776	18,434,983
BCB Bancorp. Inc.	4,169	60,450
Berkshire Hills Bancorp. Inc.	13,022	476,605
Blue Hills Bancorp. Inc.	12,322	247,672
BOK Financial Corp.	8,526	787,120
Boston Private Financial Holdings Inc.	36,959	571,017
Bridge Bancorp. Inc.	4,194	146,790
Brookline Bancorp. Inc.	29,692	466,164
Bryn Mawr Bank Corp.	8,471	374,418
C&F Financial Corp.	704	40,832
Camden National Corp.	4,674	196,916
Capital City Bank Group Inc.	4,306	98,780

Security	Shares	Value
Carolina Financial Corp.	6,287	$233,562
Carolina Trust Bancshares Inc.[a]	3,329	31,892
Cathay General Bancorp.	32,952	1,389,586
CB Financial Services Inc.	829	25,160
CenterState Bank Corp.	21,099	542,877
Central Pacific Financial Corp.	9,084	270,976
Central Valley Community Bancorp.	4,099	82,718
Century Bancorp. Inc./MA Class A	635	49,689
Chemical Financial Corp.	29,696	1,587,845
Chemung Financial Corp.	774	37,229
CIT Group Inc.	65,390	3,219,150
Citigroup Inc.	1,202,441	89,473,635
Citizens & Northern Corp.	4,764	114,336
Citizens Financial Group Inc.	234,657	9,850,901
Citizens First Corp.	289	6,936
Citizens Holding Co.	828	19,168
City Holding Co.	7,495	505,688
Civista Bancshares Inc.	3,486	76,692
CNB Financial Corp./PA	4,897	128,497
CoBiz Financial Inc.	16,387	327,576
Codorus Valley Bancorp. Inc.	3,729	102,659
Colony Bankcorp Inc.[b]	3,446	50,139
Columbia Banking System Inc.	30,549	1,327,049
Comerica Inc.	83,953	7,287,960
Commerce Bancshares Inc./MO	46,549	2,599,296
Community Bank System Inc.	21,618	1,161,967
Community Bankers Trust Corp.[a]	9,130	74,409
Community Financial Corp. (The)	880	33,704
Community Trust Bancorp. Inc.	7,945	374,209
Community West Bancshares	3,452	36,936
ConnectOne Bancorp. Inc.	12,328	317,446
County Bancorp. Inc.	862	25,653
Cullen/Frost Bankers Inc.	28,035	2,653,513
Customers Bancorp. Inc.[a]	12,095	314,349
CVB Financial Corp.	45,050	1,061,378
DNB Financial Corp.	618	20,827
Eagle Bancorp. Inc.[a]	12,777	739,788
Eagle Bancorp. Montana Inc.	850	17,808
East West Bancorp. Inc.	65,089	3,959,364
Emclaire Financial Corp.	214	6,533
Enterprise Bancorp. Inc./MA	3,555	121,048
Enterprise Financial Services Corp.	8,400	379,260
Equity Bancshares Inc. Class Aa	302	10,694
Evans Bancorp. Inc.	793	33,227
F.N.B. Corp.	169,753	2,345,986
Farmers Capital Bank Corp.	13	501
Farmers National Banc Corp.	8,088	119,298
Fauquier Bankshares Inc.	831	18,182
FCB Financial Holdings Inc. Class Aa,b	16,630	844,804
Fidelity Southern Corp.	8,822	192,320
Fifth Third Bancorp.	341,511	10,361,444
Financial Institutions Inc.	4,954	154,069
First Bancorp. Inc./ME	4,216	114,802
First BanCorp./Puerto Rico[a]	89,609	457,006
First Bancorp./Southern Pines NC	9,432	333,044
First Bancshares Inc. (The)	3,277	112,073
First Bank/Hamilton NJ	3,874	53,655
First Busey Corp.	13,010	389,519
First Business Financial Services Inc.	3,960	87,595
First Citizens BancShares Inc./NC Class A	4,050	1,632,150

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
First Commonwealth Financial Corp.	37,924	$543,072
First Community Bancshares Inc./VA	7,575	217,630
First Community Corp./SC	3,481	78,671
First Connecticut Bancorp. Inc./Farmington CT	7,346	192,098
First Financial Bancorp.	27,993	737,616
First Financial Bankshares Inc.	29,153	1,313,343
First Financial Corp./IN	4,427	200,764
First Financial Northwest Inc.	4,210	65,297
First Foundation Inc.[a]	11,159	206,888
First Hawaiian Inc.	24,803	723,752
First Horizon National Corp.	142,384	2,846,256
First Internet Bancorp.	843	32,160
First Interstate BancSystem Inc. Class A	9,660	386,883
First Merchants Corp.	17,150	721,329
First Mid-Illinois Bancshares Inc.	279	10,753
First Midwest Bancorp. Inc.	36,453	875,237
First Northwest Bancorp.[a]	4,885	79,625
First of Long Island Corp. (The)	11,352	323,532
First Republic Bank/CA	69,891	6,055,356
First Savings Financial Group Inc.	214	12,305
First U.S. Bancshares Inc.	3,370	43,136
First United Corp.[a]	3,602	62,855
Flushing Financial Corp.	12,237	336,517
Franklin Financial Network Inc.[a,b]	7,626	260,047
Fulton Financial Corp.	75,031	1,343,055
German American Bancorp. Inc.	8,034	283,841
Glacier Bancorp. Inc.	33,482	1,318,856
Glen Burnie Bancorp.	598	6,668
Great Southern Bancorp. Inc.	4,163	215,019
Great Western Bancorp. Inc.	25,380	1,010,124
Green Bancorp. Inc.[a]	4,334	87,980
Guaranty Bancorp.	7,530	208,204
Hancock Holding Co.	36,930	1,828,035
Hanmi Financial Corp.	13,141	398,829
HarborOne Bancorp Inc.[a,b]	17,133	328,268
Hawthorn Bancshares Inc.	3,318	68,848
Heartland Financial USA Inc.	7,969	427,537
Heritage Commerce Corp.	8,537	130,787
Heritage Financial Corp./WA	12,623	388,788
Hilltop Holdings Inc.	33,736	854,533
Home BancShares Inc./AR	62,832	1,460,844
HomeTrust Bancshares Inc.[a]	7,932	204,249
Hope Bancorp Inc.	57,175	1,043,444
Horizon Bancorp./IN	7,779	216,256
Howard Bancorp. Inc.[a,b]	701	15,422
Huntington Bancshares Inc./OH	498,528	7,258,568
IBERIABANK Corp.	21,363	1,655,632
Independent Bank Corp./MI	9,046	202,178
Independent Bank Corp./Rockland MA	12,093	844,696
Independent Bank Group Inc.	4,311	291,424
International Bancshares Corp.	24,621	977,454
Investar Holding Corp.	3,482	83,916
Investors Bancorp. Inc.	137,245	1,904,961
JPMorgan Chase & Co.	1,572,956	168,211,915
KeyCorp	507,431	10,234,883
Lakeland Bancorp. Inc.	17,150	330,137
Lakeland Financial Corp.	11,937	578,825
Landmark Bancorp. Inc./Manhattan KS	709	20,561
LCNB Corp.	4,006	81,923
LegacyTexas Financial Group Inc.	18,796	793,379

Security	Shares	Value
Live Oak Bancshares Inc.	3,253	$77,584
M&T Bank Corp.	70,368	12,032,224
Macatawa Bank Corp.	12,106	121,060
Mackinac Financial Corp.	764	12,224
MainSource Financial Group Inc.	9,031	327,916
MB Financial Inc.	40,530	1,804,396
MBT Financial Corp.	8,913	94,478
Melrose Bancorp. Inc.[a]	628	12,560
Mercantile Bank Corp.	7,642	270,298
Mid Penn Bancorp. Inc.	790	27,216
Middlefield Banc Corp.	269	12,966
MidSouth Bancorp. Inc.[b]	4,193	55,557
MidWestOne Financial Group Inc.	3,818	128,018
MutualFirst Financial Inc.	3,450	132,997
National Bank Holdings Corp. Class A	12,639	409,883
National Bankshares Inc.	3,821	173,664
National Commerce Corp.[a,b]	605	24,351
NBT Bancorp. Inc.	19,808	728,934
Nicolet Bankshares Inc.[a]	3,795	207,738
Northrim BanCorp. Inc.	3,453	116,884
Norwood Financial Corp.	1,117	36,861
Oak Valley Bancorp.	3,422	66,797
OFG Bancorp.	19,884	186,910
Ohio Valley Banc Corp.	781	31,552
Old Line Bancshares Inc.	3,922	115,464
Old National Bancorp./IN	61,079	1,065,829
Old Point Financial Corp.	766	22,789
Old Second Bancorp. Inc.	12,571	171,594
Opus Bank[a]	8,707	237,701
Orrstown Financial Services Inc.	3,820	96,455
Pacific Mercantile Bancorp.[a,b]	4,872	42,630
Pacific Premier Bancorp. Inc.[a]	20,749	829,960
PacWest Bancorp.	61,071	3,077,978
Park National Corp.	4,864	505,856
Parke Bancorp. Inc.	3,587	73,713
Patriot National Bancorp Inc.	59	1,059
Peapack Gladstone Financial Corp.	4,996	174,960
Penns Woods Bancorp. Inc.	3,222	150,081
People’s United Financial Inc.	165,861	3,101,601
People’s Utah Bancorp.	594	17,998
Peoples Bancorp. Inc./OH	8,229	268,430
Peoples Bancorp. of North Carolina Inc.	893	27,406
Peoples Financial Services Corp.	3,471	161,679
Pinnacle Financial Partners Inc.	36,001	2,386,866
Plumas Bancorp.	3,259	75,120
PNC Financial Services Group Inc. (The)[c]	219,132	31,618,556
Popular Inc.	48,678	1,727,582
Porter Bancorp Inc.[a]	457	6,581
Preferred Bank/Los Angeles CA	4,791	281,615
Premier Financial Bancorp. Inc.	3,626	72,810
Prosperity Bancshares Inc.	33,259	2,330,458
QCR Holdings Inc.	4,699	201,352
Regions Financial Corp.	560,934	9,692,940
Renasant Corp.	16,631	680,042
Republic Bancorp. Inc./KY Class A	4,023	152,954
Republic First Bancorp. Inc.[a,b]	15,668	132,395
S&T Bancorp. Inc.	16,274	647,868
Salisbury Bancorp. Inc.	207	9,294
Sandy Spring Bancorp. Inc.	11,554	450,837
SB Financial Group Inc.	865	15,994

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
Seacoast Banking Corp. of Florida[a,b]	11,703	$295,033
Select Bancorp. Inc.[a]	4,015	50,709
ServisFirst Bancshares Inc.	19,493	808,959
Shore Bancshares Inc.	4,937	82,448
Sierra Bancorp.	4,347	115,456
Signature Bank/New York NYa	24,316	3,337,614
Simmons First National Corp. Class A	15,866	905,949
SmartFinancial Inc.[a]	3,556	77,165
Sound Financial Bancorp. Inc.	260	8,918
South State Corp.	14,610	1,273,261
Southern First Bancshares Inc.[a]	3,368	138,930
Southern National Bancorp. of Virginia Inc.	7,777	124,665
Southside Bancshares Inc.	11,003	370,581
Southwest Georgia Financial Corp.	281	6,744
State Bank Financial Corp.	16,227	484,214
Sterling Bancorp./DE	108,937	2,679,850
Stewardship Financial Corp.[b]	3,418	35,035
Stock Yards Bancorp. Inc.	8,647	325,992
Summit Financial Group Inc.	4,090	107,649
Summit State Bank	868	11,110
Sun Bancorp. Inc./NJ	4,175	101,452
Sunshine Bancorp. Inc.[a]	3,219	73,844
SunTrust Banks Inc.	222,269	14,356,355
Sussex Bancorp.	754	20,283
SVB Financial Group[a]	23,896	5,586,168
Synovus Financial Corp.	56,891	2,727,355
TCF Financial Corp.	74,962	1,536,721
Texas Capital Bancshares Inc.[a]	25,776	2,291,486
Tompkins Financial Corp.	4,781	388,934
TowneBank/Portsmouth VA	28,301	870,256
TriCo Bancshares	8,393	317,759
TriState Capital Holdings Inc.[a,b]	8,873	204,079
Triumph Bancorp. Inc.[a]	7,509	236,533
Trustmark Corp.	25,822	822,689
Two River Bancorp.	3,920	71,070
U.S. Bancorp.	724,433	38,815,120
UMB Financial Corp.	19,812	1,424,879
Umpqua Holdings Corp.	98,495	2,048,696
Union Bankshares Corp.	20,292	733,962
Union Bankshares Inc./Morrisville VTb	808	42,784
United Bancorp. Inc./OH	3,275	43,394
United Bancshares Inc./OH	679	15,006
United Bankshares Inc./WV	52,422	1,821,664
United Community Banks Inc./GA	32,319	909,457
United Security Bancshares/Fresno CA	4,941	54,351
Unity Bancorp. Inc.	3,430	67,742
Univest Corp. of Pennsylvania	8,285	232,394
Valley National Bancorp.	118,876	1,333,789
Veritex Holdings Inc.[a]	3,831	105,697
Village Bank and Trust Financial Corp.[a]	113	3,610
Washington Trust Bancorp. Inc.	7,371	392,506
WashingtonFirst Bankshares Inc.	4,088	140,055
Webster Financial Corp.	40,908	2,297,393
Wellesley Bank[b]	267	7,743
Wells Fargo & Co.	1,997,004	121,158,233
WesBanco Inc.	17,180	698,367
West Bancorp. Inc.	7,598	191,090
Westamerica Bancorp.	11,963	712,397
Western Alliance Bancorp.[a]	40,938	2,317,910
Wintrust Financial Corp.	23,889	1,967,737

Security	Shares	Value
Xenith Bankshares Inc.[a]	3,733	$126,287
Zions BanCorp.	90,489	4,599,556

		837,290,552
BEVERAGES — 1.69%
Boston Beer Co. Inc. (The) Class Aa,b	4,137	790,581
Brown-Forman Corp. Class A	25,492	1,714,082
Brown-Forman Corp. Class B	94,404	6,482,723
Castle Brands Inc.[a,b]	36,937	45,063
Coca-Cola Bottling Co. Consolidated	903	194,380
Coca-Cola Co. (The)	1,751,536	80,360,472
Constellation Brands Inc. Class A	77,275	17,662,747
Craft Brew Alliance Inc.[a]	4,166	79,987
Crystal Rock Holdings Inc.[a]	4,247	3,525
Dr Pepper Snapple Group Inc.	82,830	8,039,480
MGP Ingredients Inc.	8,519	654,941
Molson Coors Brewing Co. Class B	83,006	6,812,302
Monster Beverage Corp.[a]	187,084	11,840,546
National Beverage Corp.	8,255	804,367
PepsiCo Inc.	641,833	76,968,613
Primo Water Corp.[a,b]	8,985	112,941
Reed’s Inc.[a,b]	4,285	6,642
Truett-Hurst Inc.[a]	708	1,466
Willamette Valley Vineyards Inc.[a]	794	6,614

		212,581,472
BIOTECHNOLOGY — 3.08%
AbbVie Inc.	729,347	70,535,148
Abeona Therapeutics Inc.[a,b]	11,745	186,158
ACADIA Pharmaceuticals Inc.[a,b]	41,333	1,244,537
Acceleron Pharma Inc.[a]	15,752	668,515
Achaogen Inc.[a,b]	15,368	165,052
Achieve Life Sciences Inc.[a]	17,683	23,872
Achillion Pharmaceuticals Inc.[a,b]	52,850	152,208
Acorda Therapeutics Inc.[a,b]	20,699	443,994
Actinium Pharmaceuticals Inc.[a]	16,418	10,895
Adamas Pharmaceuticals Inc.[a,b]	16,016	542,782
ADMA Biologics Inc.[a]	684	2,196
Aduro Biotech Inc.[a]	11,439	85,792
Advaxis Inc.[a,b]	12,400	35,216
Adverum Biotechnologies Inc.[a]	8,081	28,284
Aeglea BioTherapeutics Inc.[a]	4,442	24,031
Aevi Genomic Medicine Inc.[a]	11,761	14,113
Agenus Inc.[a,b]	32,193	104,949
Agios Pharmaceuticals Inc.[a,b]	20,196	1,154,605
Aimmune Therapeutics Inc.[a,b]	4,297	162,513
Akebia Therapeutics Inc.[a]	13,116	195,035
Albireo Pharma Inc.[a]	17	435
Alder Biopharmaceuticals Inc.[a]	19,983	228,805
Aldeyra Therapeutics Inc.[a]	3,424	23,283
Alexion Pharmaceuticals Inc.[a]	102,752	12,288,112
Alkermes PLC[a,b]	77,890	4,262,920
Alnylam Pharmaceuticals Inc.[a]	36,851	4,681,920
Alpine Immune Sciences Inc.[a]	718	8,042
Altimmune Inc.[b]	2,900	5,771
AMAG Pharmaceuticals Inc.[a]	17,052	225,939
Amgen Inc.	332,519	57,825,054

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
Amicus Therapeutics Inc.[a]	61,784	$889,072
AmpliPhi Biosciences Corp.[a]	77	78
Anavex Life Sciences Corp.[a,b]	13,152	42,349
Anthera Pharmaceuticals Inc.[a,b]	1,517	2,503
Applied Genetic Technologies Corp./DEa	4,383	15,779
Aptevo Therapeutics Inc.[a]	7,701	32,652
AquaBounty Technologies Inc.[a,b]	234	824
Aquinox Pharmaceuticals Inc.[a]	4,169	49,027
ARCA biopharma Inc.[a]	865	1,189
Ardelyx Inc.[a,b]	8,088	53,381
Arena Pharmaceuticals Inc.[a]	11,051	375,402
Argos Therapeutics Inc.[a,b]	7,526	1,129
ArQule Inc.[a]	25,544	42,148
Array BioPharma Inc.[a]	82,500	1,056,000
Arrowhead Pharmaceuticals Inc.[a]	25,505	93,858
Asterias Biotherapeutics Inc.[a]	4,706	10,589
Atara Biotherapeutics Inc.[a,b]	7,981	144,456
Athersys Inc.[a,b]	37,240	67,404
aTyr Pharma Inc.[a]	3,409	11,932
AVEO Pharmaceuticals Inc.[a]	27,941	77,955
Avexis Inc.[a,b]	15,724	1,740,175
Avid Bioservices Inc.[a]	12,737	49,420
Aviragen Therapeutics Inc.[a]	19,796	11,210
Bellicum Pharmaceuticals Inc.[a,b]	3,910	32,883
Biocept Inc.[a,b]	50,440	35,000
BioCryst Pharmaceuticals Inc.[a,b]	36,534	179,382
Biogen Inc.[a]	96,947	30,884,406
BioMarin Pharmaceutical Inc.[a]	79,824	7,117,906
BioSpecifics Technologies Corp.[a]	3,256	141,082
BioTime Inc.[a,b]	27,998	60,196
Bioverativ Inc.[a]	48,649	2,623,154
Bluebird Bio Inc.[a,b]	20,435	3,639,473
Blueprint Medicines Corp.[a]	18,720	1,411,675
BrainStorm Cell Therapeutics Inc.[a,b]	8,321	32,618
Caladrius Biosciences Inc.[a]	3,193	11,207
Calithera Biosciences Inc.[a]	4,719	39,404
Cancer Genetics Inc.[a,b]	4,909	9,082
Capricor Therapeutics Inc.[a,b]	3,951	6,243
Cara Therapeutics Inc.[a,b]	8,002	97,944
CareDx Inc.[a]	3,822	28,053
Cascadian Therapeutics Inc.[a]	7,382	27,313
CASI Pharmaceuticals Inc.[a]	12,217	39,705
Catabasis Pharmaceuticals Inc.[a,b]	3,351	4,993
Catalyst Biosciences Inc.[a]	45	614
Catalyst Pharmaceuticals Inc.[a]	98,353	384,560
CEL-SCI Corp.[a,b]	2,563	4,844
Celgene Corp.[a]	356,608	37,215,611
Celldex Therapeutics Inc.[a,b]	45,274	128,578
Cellectar Biosciences Inc.[a]	597	818
Cellular Biomedicine Group Inc.[a]	3,952	44,855
Celsion Corp.[a,b]	461	1,235
ChemoCentryx Inc.[a]	8,915	53,044
Chiasma Inc.[a]	3,506	5,960
Chimerix Inc.[a,b]	33,887	156,897
Cidara Therapeutics Inc.[a]	3,271	22,243
Cleveland BioLabs Inc.[a,b]	741	2,971
Clovis Oncology Inc.[a,b]	20,459	1,391,212
Coherus Biosciences Inc.[a,b]	12,667	111,470
Conatus Pharmaceuticals Inc.[a]	7,390	34,142
Concert Pharmaceuticals Inc.[a]	7,433	192,292

Security	Shares	Value
Corbus Pharmaceuticals Holdings Inc.[a]	15,562	$110,490
Corvus Pharmaceuticals Inc.[a]	901	9,334
CTI BioPharma Corp.[a]	8,406	22,528
Curis Inc.[a]	49,211	34,448
Cyclacel Pharmaceuticals Inc.[a,b]	796	1,385
Cytokinetics Inc.[a]	20,670	168,460
CytomX Therapeutics Inc.[a]	3,520	74,307
Cytori Therapeutics Inc.[a,b]	4,724	1,417
CytRx Corp.[a]	4,154	7,020
Dicerna Pharmaceuticals Inc.[a]	4,950	44,699
Dyax Corp.[a,d]	19,917	45,610
Dynavax Technologies Corp.[a]	16,588	310,196
Eagle Pharmaceuticals Inc./DEa,b	3,432	183,337
Edge Therapeutics Inc.[a,b]	3,896	36,506
Editas Medicine Inc.[a]	3,309	101,686
Eiger BioPharmaceuticals Inc.[a]	248	3,460
Eleven Biotherapeutics Inc.[a,b]	4,032	3,270
Emergent BioSolutions Inc.[a]	19,092	887,205
Enanta Pharmaceuticals Inc.[a]	12,348	724,581
Epizyme Inc.[a]	17,372	218,019
Esperion Therapeutics Inc.[a,b]	8,709	573,401
Exact Sciences Corp.[a,b]	52,077	2,736,126
Exelixis Inc.[a]	126,175	3,835,720
Fate Therapeutics Inc.[a,b]	8,861	54,141
Fibrocell Science Inc.[a]	2,773	1,802
FibroGen Inc.[a]	31,295	1,483,383
Five Prime Therapeutics Inc.[a,b]	12,054	264,224
Flexion Therapeutics Inc.[a,b]	8,715	218,224
Fortress Biotech Inc.[a,b]	45,444	181,322
Foundation Medicine Inc.[a]	11,926	813,353
Galectin Therapeutics Inc.[a,b]	13,102	43,761
Galena Biopharma Inc.[a]	4,004	1,049
Genocea Biosciences Inc.[a,b]	8,440	9,790
Genomic Health Inc.[a]	8,081	276,370
GenVec Inc.[a,d]	437	—
Geron Corp.[a,b]	69,764	125,575
Gilead Sciences Inc.	587,452	42,085,061
Global Blood Therapeutics Inc.[a,b]	12,538	493,370
GlycoMimetics Inc.[a]	7,970	133,816
GTx Inc.[a]	2,947	37,456
Halozyme Therapeutics Inc.[a]	50,177	1,016,586
Heat Biologics Inc.[a,b]	4,039	1,547
Hemispherx Biopharma Inc.[a]	11,905	4,119
Heron Therapeutics Inc.[a]	12,974	234,829
Histogenics Corp.[a]	4,156	8,520
iBio Inc.[a]	36,985	6,550
Idera Pharmaceuticals Inc.[a]	44,585	94,074
Ignyta Inc.[a,b]	15,686	418,816
Immucell Corp.[a]	736	6,462
Immune Design Corp.[a,b]	3,906	15,233
Immune Pharmaceuticals Inc.[a,b]	568	324
ImmunoCellular Therapeutics Ltd.[a]	672	212
ImmunoGen Inc.[a]	37,357	239,458
Immunomedics Inc.[a,b]	40,390	652,702
Incyte Corp.[a]	79,538	7,533,044
Infinity Pharmaceuticals Inc.[a]	19,917	40,432
Inotek Pharmaceuticals Corp.[a,b]	7,359	19,207
Inovio Pharmaceuticals Inc.[a,b]	29,130	120,307
Insmed Inc.[a,b]	27,986	872,603
Insys Therapeutics Inc.[a,b]	20,006	192,458

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
Intercept Pharmaceuticals Inc.[a,b]	8,025	$468,820
Intrexon Corp.[a,b]	74,436	857,503
Invitae Corp.[a]	15,205	138,061
Ionis Pharmaceuticals Inc.[a]	59,092	2,972,328
Iovance Biotherapeutics Inc.[a]	20,690	165,520
Ironwood Pharmaceuticals Inc.[a,b]	71,124	1,066,149
IsoRay Inc.[a]	28,163	11,245
Juno Therapeutics Inc.[a,b]	39,674	1,813,499
KalVista Pharmaceuticals Inc.[a]	3,941	38,425
Karyopharm Therapeutics Inc.[a]	8,511	81,706
Keryx Biopharmaceuticals Inc.[a,b]	48,594	225,962
Kindred Biosciences Inc.[a]	7,406	69,987
Kura Oncology Inc.[a,b]	3,505	53,627
La Jolla Pharmaceutical Co.[a,b]	4,932	158,712
Lexicon Pharmaceuticals Inc.[a,b]	62,559	618,083
Ligand Pharmaceuticals Inc.[a,b]	13,745	1,882,103
Loxo Oncology Inc.[a,b]	15,111	1,272,044
MacroGenics Inc.[a,b]	12,848	244,112
Madrigal Pharmaceuticals Inc.[a]	632	58,011
MannKind Corp.[a,b]	28,751	66,702
MediciNova Inc.[a,b]	12,164	78,701
MEI Pharma Inc.[a]	12,392	26,023
Merrimack Pharmaceuticals Inc.[b]	4,963	50,871
MiMedx Group Inc.[a,b]	44,476	560,842
Minerva Neurosciences Inc.[a,b]	7,538	45,605
Miragen Therapeutics Inc.[a]	119	1,241
Mirati Therapeutics Inc.[a]	7,477	136,455
Molecular Templates Inc.[a]	2,794	27,996
Momenta Pharmaceuticals Inc.[a]	28,137	392,511
Myriad Genetics Inc.[a]	29,605	1,016,784
NanoViricides Inc.[a,b]	19,802	17,428
NantKwest Inc.[a,b]	12,903	57,934
Natera Inc.[a]	4,312	38,765
Navidea Biopharmaceuticals Inc.[a]	62,016	22,233
Neothetics Inc.[a,b]	3,418	6,665
Neuralstem Inc.[a,b]	1,940	3,337
Neurocrine Biosciences Inc.[a,b]	40,496	3,142,085
NewLink Genetics Corp.[a,b]	11,526	93,476
Novavax Inc.[a,b]	173,632	215,304
Ohr Pharmaceutical Inc.[a]	11,684	21,732
Oncocyte Corp.[a]	693	3,222
OncoMed Pharmaceuticals Inc.[a,b]	4,865	19,947
Onconova Therapeutics Inc.[a]	460	690
Oncosec Medical Inc.[a]	8,138	13,224
OpGen Inc.[a,b]	640	120
Ophthotech Corp.[a,b]	12,609	39,340
OPKO Health Inc.[a,b]	207,890	1,018,661
Oragenics Inc.[a,b]	8,467	1,989
Organovo Holdings Inc.[a,b]	37,749	50,584
Otonomy Inc.[a]	8,883	49,301
OvaScience Inc.[a]	15,904	22,266
Palatin Technologies Inc.[a]	25,399	21,815
Pfenex Inc.[a]	7,608	20,237
PolarityTE Inc.[a,b]	297	6,893
Portola Pharmaceuticals Inc.[a]	28,128	1,369,271
Progenics Pharmaceuticals Inc.[a,b]	32,075	190,846
Proteon Therapeutics Inc.[a]	3,500	6,650
Proteostasis Therapeutics Inc.[a]	3,277	19,105
Prothena Corp. PLC[a]	15,940	597,591
PTC Therapeutics Inc.[a,b]	15,771	263,060

Security	Shares	Value
Puma Biotechnology Inc.[a]	16,036	$1,585,159
Radius Health Inc.[a,b]	25,953	824,527
Recro Pharma Inc.[a,b]	884	8,177
Regeneron Pharmaceuticals Inc.[a]	35,346	13,288,682
REGENXBIO Inc.[a]	8,950	297,587
Regulus Therapeutics Inc.[a,b]	12,129	12,614
Repligen Corp.[a,b]	26,649	966,826
Retrophin Inc.[a,b]	13,025	274,437
Rexahn Pharmaceuticals Inc.[a,b]	9,180	18,544
Rigel Pharmaceuticals Inc.[a,b]	61,528	238,729
Riot Blockchain Inc.[b]	3,792	107,693
RXi Pharmaceuticals Corp.[a,b]	4,010	2,229
Sage Therapeutics Inc.[a]	16,372	2,696,632
Sangamo Therapeutics Inc.[a]	29,690	486,916
Sarepta Therapeutics Inc.[a,b]	25,704	1,430,171
Savara Inc.[a]	873	12,955
Seattle Genetics Inc.[a]	49,925	2,670,987
Seres Therapeutics Inc.[a,b]	19,648	199,231
Soleno Therapeutics Inc.[a,b]	600	1,080
Sorrento Therapeutics Inc.[a]	11,587	44,031
Spark Therapeutics Inc.[a,b]	11,966	615,292
Spectrum Pharmaceuticals Inc.[a]	20,884	395,752
Stemline Therapeutics Inc.[a,b]	7,591	118,420
Sunesis Pharmaceuticals Inc.[a]	4,718	17,409
Syndax Pharmaceuticals Inc.[a,b]	849	7,437
Synergy Pharmaceuticals Inc.[a,b]	81,814	182,445
Synlogic Inc.[a,b]	458	4,443
Synthetic Biologics Inc.[a]	33,672	17,105
T2 Biosystems Inc.[a]	7,545	31,085
Tenax Therapeutics Inc.[a,b]	12,138	5,948
TESARO Inc.[a,b]	18,824	1,559,945
TG Therapeutics Inc.[a,b]	16,640	136,448
Tonix Pharmaceuticals Holding Corp.[a,b]	594	2,049
Tracon Pharmaceuticals Inc.[a,b]	3,455	11,574
Trevena Inc.[a]	13,095	20,952
TrovaGene Inc.[a,b]	12,409	3,816
Ultragenyx Pharmaceutical Inc.[a,b]	21,969	1,018,922
United Therapeutics Corp.[a]	19,946	2,951,011
Vanda Pharmaceuticals Inc.[a]	39,787	604,762
Veracyte Inc.[a]	7,442	48,596
Verastem Inc.[a]	12,988	39,873
Vericel Corp.[a]	12,160	66,272
Versartis Inc.[a,b]	8,379	18,434
Vertex Pharmaceuticals Inc.[a]	117,405	17,594,313
Vical Inc.[a]	4,312	7,891
Viking Therapeutics Inc.[a]	703	2,854
Vital Therapies Inc.[a]	9,094	54,109
Voyager Therapeutics Inc.[a,b]	3,280	54,448
vTv Therapeutics Inc. Class Aa,b	3,841	23,084
XBiotech Inc.[a,b]	840	3,310
Xencor Inc.[a]	13,246	290,352
XOMA Corp.[a]	3,202	113,991
Zafgen Inc.[a]	8,330	38,485
ZIOPHARM Oncology Inc.[a,b]	57,576	238,365

		387,504,956
BUILDING PRODUCTS — 0.46%
AAON Inc.	17,152	629,478
Advanced Drainage Systems Inc.	16,146	385,082

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
Allegion PLC	41,712	$3,318,607
Alpha Pro Tech Ltd.[a]	7,463	29,852
American Woodmark Corp.[a]	7,369	959,812
AO Smith Corp.	66,018	4,045,583
Apogee Enterprises Inc.	12,472	570,345
Armstrong Flooring Inc.[a]	11,517	194,868
Armstrong World Industries Inc.[a]	20,997	1,271,368
Builders FirstSource Inc.[a]	37,406	815,077
Continental Building Products Inc.[a]	17,289	486,685
Continental Materials Corp.[a]	77	1,463
CSW Industrials Inc.[a]	7,436	341,684
Fortune Brands Home & Security Inc.	69,177	4,734,474
Gibraltar Industries Inc.[a,b]	12,906	425,898
Griffon Corp.	16,535	336,487
Insteel Industries Inc.	12,791	362,241
JELD-WEN Holding Inc.[a]	24,678	971,573
Jewett-Cameron Trading Co. Ltd.[a]	283	4,273
Johnson Controls International PLC	410,864	15,658,027
Lennox International Inc.	16,802	3,499,185
Masco Corp.	148,103	6,507,646
Masonite International Corp.[a]	12,548	930,434
NCI Building Systems Inc.[a]	16,327	315,111
Owens Corning	50,193	4,614,744
Patrick Industries Inc.[a]	11,091	770,270
PGT Innovations Inc.[a]	20,862	351,525
Ply Gem Holdings Inc.[a]	8,907	164,780
Quanex Building Products Corp.	15,719	367,825
Simpson Manufacturing Co. Inc.	17,213	988,198
Tecogen Inc.[a,b]	4,084	11,027
Trex Co. Inc.[a]	12,689	1,375,361
Universal Forest Products Inc.	25,575	962,131
USG Corp.[a]	41,281	1,591,795

		57,992,909
CAPITAL MARKETS — 2.94%
Affiliated Managers Group Inc.	26,169	5,371,187
Ameriprise Financial Inc.	67,927	11,511,589
Artisan Partners Asset Management Inc. Class A	16,852	665,654
Ashford Inc.[a]	153	14,229
Associated Capital Group Inc. Class A	3,250	110,825
B. Riley Financial Inc.	652	11,801
Bank of New York Mellon Corp. (The)	466,142	25,106,408
BGC Partners Inc. Class A	136,289	2,059,327
BlackRock Inc.[c]	56,093	28,815,535
Cboe Global Markets Inc.	50,638	6,308,988
Charles Schwab Corp. (The)	553,218	28,418,809
CME Group Inc.	152,597	22,286,792
Cohen & Co. Inc.	735	5,895
Cohen & Steers Inc.	13,121	620,492
Cowen Inc. Class Aa,b	11,734	160,169
Diamond Hill Investment Group Inc.	627	129,576
Donnelley Financial Solutions Inc.[a]	11,986	233,607
E*TRADE Financial Corp.[a]	123,647	6,129,182
Eaton Vance Corp. NVS	49,942	2,816,229
Evercore Inc. Class A	17,065	1,535,850
FactSet Research Systems Inc.	19,507	3,760,169
Federated Investors Inc. Class B NVS	18,196	656,512
Financial Engines Inc.	24,140	731,442
Franklin Resources Inc.	148,070	6,415,873

Security	Shares	Value
GAIN Capital Holdings Inc.[b]	11,647	$116,470
GAMCO Investors Inc. Class A	668	19,806
Global Brokerage Inc.[a]	5	1
Goldman Sachs Group Inc. (The)	157,924	40,232,718
Great Elm Capital Group Inc.[a]	5,167	20,926
Greenhill & Co. Inc.[b]	12,520	244,140
Houlihan Lokey Inc.	11,303	513,495
Interactive Brokers Group Inc. Class A	27,969	1,656,044
Intercontinental Exchange Inc.	270,846	19,110,894
INTL. FCStone Inc.[a]	7,518	319,741
Invesco Ltd.	185,118	6,764,212
Investment Technology Group Inc.	4,595	88,454
Janus Henderson Group PLC	80,857	3,093,589
Ladenburg Thalmann Financial Services Inc.	48,557	153,440
Lazard Ltd. Class A	58,107	3,050,617
Legg Mason Inc.	44,007	1,847,414
LPL Financial Holdings Inc.	40,663	2,323,484
Manning & Napier Inc.	7,537	27,133
MarketAxess Holdings Inc.	16,966	3,422,890
Medley Management Inc. Class A	3,498	22,737
Moelis & Co. Class A	14,087	683,219
Moody’s Corp.	74,632	11,016,430
Morgan Stanley	638,500	33,502,095
Morningstar Inc.	8,261	801,069
MSCI Inc.	41,054	5,194,973
Nasdaq Inc.	50,582	3,886,215
Northern Trust Corp.	98,511	9,840,264
Oppenheimer Holdings Inc. Class A	4,232	113,418
Piper Jaffray Companies	7,483	645,409
PJT Partners Inc. Class Ab	7,943	362,201
Pzena Investment Management Inc. Class A	7,480	79,812
Raymond James Financial Inc.	57,061	5,095,547
S&P Global Inc.	115,870	19,628,378
Safeguard Scientifics Inc.[a]	8,544	95,693
SEI Investments Co.	61,131	4,392,874
Silvercrest Asset Management Group Inc. Class A	3,525	56,576
State Street Corp.	168,311	16,428,837
Stifel Financial Corp.	29,218	1,740,224
T Rowe Price Group Inc.	110,920	11,638,836
TD Ameritrade Holding Corp.	112,285	5,741,132
TheStreet Inc.[a]	16,497	23,921
U.S. Global Investors Inc. Class Ab	8,517	33,216
Value Line Inc.	194	3,754
Virtu Financial Inc. Class A	21,419	391,968
Virtus Investment Partners Inc.	3,448	396,692
Waddell & Reed Financial Inc. Class A	22,659	506,202
Westwood Holdings Group Inc.	3,870	256,233
WisdomTree Investments Inc.	29,860	374,743
ZAIS Group Holdings Inc.[a]	855	3,326

		369,837,602
CHEMICALS — 2.27%
A Schulman Inc.	12,511	466,035
AdvanSix Inc.[a]	12,956	545,059
AgroFresh Solutions Inc.[a,b]	11,761	87,031
Air Products & Chemicals Inc.	98,089	16,094,443
Albemarle Corp.	49,581	6,340,914
American Vanguard Corp.	11,732	230,534
Ashland Global Holdings Inc.	27,950	1,990,040

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
Axalta Coating Systems Ltd.[a]	107,322	$3,472,940
Balchem Corp.	15,940	1,284,764
BioAmber Inc.[a,b]	8,229	3,292
Cabot Corp.	28,326	1,744,598
Calgon Carbon Corp.	21,490	457,737
Celanese Corp. Series A	62,768	6,721,197
CF Industries Holdings Inc.	106,054	4,511,537
Chase Corp.	3,811	459,226
Chemours Co. (The)	82,196	4,114,732
Codexis Inc.[a,b]	13,059	109,043
Core Molding Technologies Inc.	3,816	82,807
DowDuPont Inc.	1,051,873	74,914,395
Eastman Chemical Co.	65,890	6,104,050
Ecolab Inc.	119,622	16,050,880
Ferro Corp.[a]	37,365	881,440
Flotek Industries Inc.[a]	24,052	112,082
FMC Corp.	58,457	5,533,540
FutureFuel Corp.	9,101	128,233
GCP Applied Technologies Inc.[a]	32,429	1,034,485
Hawkins Inc.	4,147	145,974
HB Fuller Co.	21,337	1,149,424
Huntsman Corp.	87,277	2,905,451
Ikonics Corp.[a]	237	1,846
Ingevity Corp.[a]	19,864	1,399,816
Innophos Holdings Inc.	8,292	387,485
Innospec Inc.	11,519	813,241
International Flavors & Fragrances Inc.	36,277	5,536,233
Intrepid Potash Inc.[a,b]	48,957	233,035
KMG Chemicals Inc.[b]	3,857	254,871
Koppers Holdings Inc.[a]	8,469	431,072
Kraton Corp.[a]	13,065	629,341
Kronos Worldwide Inc.	8,859	228,296
LSB Industries Inc.[a]	8,346	73,111
LyondellBasell Industries NV Class A	144,722	15,965,731
MagneGas Corp.[a]	1,033	331
Marrone Bio Innovations Inc.[a,b]	8,897	9,787
Minerals Technologies Inc.	16,066	1,106,144
Monsanto Co.	197,713	23,088,924
Mosaic Co. (The)	154,726	3,970,269
NewMarket Corp.	4,237	1,683,741
Northern Technologies International Corp.[b]	791	19,617
Olin Corp.	73,970	2,631,853
OMNOVA Solutions Inc.[a]	20,487	204,870
Platform Specialty Products Corp.[a]	90,224	895,022
PolyOne Corp.	37,280	1,621,680
PPG Industries Inc.	116,416	13,599,717
Praxair Inc.	132,868	20,552,022
Quaker Chemical Corp.	4,924	742,490
Rayonier Advanced Materials Inc.	19,753	403,949
RPM International Inc.	58,293	3,055,719
Scotts Miracle-Gro Co. (The) Class A	20,384	2,180,884
Senomyx Inc.[a]	20,337	26,438
Sensient Technologies Corp.	20,343	1,488,091
Sherwin-Williams Co. (The)	37,537	15,391,672
Stepan Co.	8,162	644,553
TOR Minerals International Inc.[a]	263	1,552
Trecora Resources[a,b]	8,336	112,536
Tredegar Corp.	11,666	223,987
Trinseo SA	20,231	1,468,771
Tronox Ltd. Class A	33,290	682,778

Security	Shares	Value
Valvoline Inc.	87,306	$2,187,888
Westlake Chemical Corp.	17,018	1,812,928
WR Grace & Co.	32,171	2,256,152
Yield10 Bioscience Inc.[a]	315	558

		285,694,884
COMMERCIAL SERVICES & SUPPLIES — 0.52%
ABM Industries Inc.	24,668	930,477
ACCO Brands Corp.[a]	46,034	561,615
Acme United Corp.	740	17,316
Advanced Disposal Services Inc.[a]	17,143	410,403
AMREP Corp.[a]	692	4,844
Aqua Metals Inc.[a,b]	4,015	8,552
ARC Document Solutions Inc.[a]	16,760	42,738
Brady Corp. Class A	20,601	780,778
Brink’s Co. (The)	21,234	1,671,116
Casella Waste Systems Inc. Class Aa	16,469	379,116
CECO Environmental Corp.	12,137	62,263
Cemtrex Inc.[b]	4,159	10,689
Cenveo Inc.[a,b]	3,900	3,510
Cintas Corp.	37,713	5,876,817
Clean Harbors Inc.[a]	24,092	1,305,786
Command Security Corp.[a]	3,839	11,786
CompX International Inc.	257	3,418
Copart Inc.[a]	89,772	3,877,253
Covanta Holding Corp.	57,847	977,614
Deluxe Corp.	21,107	1,621,862
Ecology and Environment Inc. Class A	220	2,310
Ennis Inc.	11,755	243,916
Essendant Inc.	36,958	342,601
Fuel Tech Inc.[a]	8,164	9,144
Healthcare Services Group Inc.	32,534	1,715,192
Heritage-Crystal Clean Inc.[a]	7,569	164,626
Herman Miller Inc.	25,442	1,018,952
HNI Corp.	20,199	779,075
Hudson Technologies Inc.[a]	12,488	75,802
Industrial Services of America Inc.[a,b]	4,214	6,911
InnerWorkings Inc.[a,b]	16,669	167,190
Interface Inc.	28,830	725,074
Intersections Inc.[a]	4,966	11,223
KAR Auction Services Inc.	61,257	3,094,091
Kimball International Inc. Class B	44	821
Knoll Inc.	17,128	394,629
LSC Communications Inc.	11,986	181,588
Matthews International Corp. Class A	13,255	699,864
McGrath RentCorp	8,862	416,337
Mobile Mini Inc.	20,341	701,765
MSA Safety Inc.	13,114	1,016,597
Multi-Color Corp.[b]	4,904	367,064
NL Industries Inc.[a]	4,193	59,750
Odyssey Marine Exploration Inc.[a,b]	3,477	13,143
Performant Financial Corp.[a]	16,621	27,425
Perma-Fix Environmental Services[a]	4,844	17,681
Pitney Bowes Inc.	83,163	929,762
Quad/Graphics Inc.	11,525	260,465
Quest Resource Holding Corp.[a,b]	4,319	10,020
Republic Services Inc.	106,136	7,175,855
Rollins Inc.	41,510	1,931,460
RR Donnelley & Sons Co.	37,100	345,030

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
SP Plus Corp.[a]	8,137	$301,883
Steelcase Inc. Class A	40,365	613,548
Stericycle Inc.[a,b]	43,779	2,976,534
Team Inc.[a]	12,602	187,770
Tetra Tech Inc.	25,333	1,219,784
U.S. Ecology Inc.	8,923	455,073
UniFirst Corp./MA	7,569	1,248,128
Viad Corp.	8,412	466,025
Virco Manufacturing Corp.	3,879	19,589
VSE Corp.	3,900	188,877
Waste Management Inc.	186,589	16,102,631
Wilhelmina International Inc.[a]	303	1,970

		65,245,128
COMMUNICATIONS EQUIPMENT — 1.07%
Acacia Communications Inc.[a,b]	7,174	259,914
ADTRAN Inc.	21,219	410,588
Aerohive Networks Inc.[a,b]	11,713	68,287
Applied Optoelectronics Inc.[a,b]	7,507	283,915
Arista Networks Inc.[a,b]	20,926	4,929,747
ARRIS International PLC[a]	99,507	2,556,335
Aviat Networks Inc.[a]	3,473	52,685
Black Box Corp.	7,581	26,913
CalAmp Corp.[a]	16,365	350,702
Calix Inc.[a]	20,338	121,011
Ciena Corp.[a]	57,771	1,209,147
Cisco Systems Inc.	2,227,847	85,326,540
Clearfield Inc.[a,b]	4,730	57,942
ClearOne Inc.	3,373	30,188
CommScope Holding Co. Inc.[a]	90,755	3,433,262
Communications Systems Inc.	3,494	12,718
Comtech Telecommunications Corp.	29,460	651,655
DASAN Zhone Solutions Inc.[a]	2,962	27,428
Digi International Inc.[a]	11,741	112,127
EchoStar Corp. Class Aa	20,554	1,231,185
EMCORE Corp.[a]	3,663	23,626
Extreme Networks Inc.[a,b]	45,218	566,129
F5 Networks Inc.[a]	27,300	3,582,306
Finisar Corp.[a,b]	48,854	994,179
Harmonic Inc.[a]	37,847	158,957
Infinera Corp.[a,b]	62,521	395,758
Inseego Corp.[a,b]	13,256	21,342
InterDigital Inc./PA	15,939	1,213,755
Juniper Networks Inc.	172,792	4,924,572
KVH Industries Inc.[a]	7,466	77,273
Lantronix Inc.[a]	4,005	8,090
Lumentum Holdings Inc.[a,b]	25,501	1,246,999
Motorola Solutions Inc.	74,195	6,702,776
NETGEAR Inc.[a,b]	15,584	915,560
NetScout Systems Inc.[a]	41,518	1,264,223
Network-1 Technologies Inc.	4,964	11,914
Oclaro Inc.[a,b]	75,978	512,092
Optical Cable Corp.[a]	3,970	9,727
Palo Alto Networks Inc.[a,b]	41,132	5,961,672
ParkerVision Inc.[a,b]	4,703	4,985
PC-Tel Inc.	8,142	60,007
Plantronics Inc.	15,658	788,850
RELM Wireless Corp.	7,327	26,011
Resonant Inc.[a,b]	3,469	25,913

Security	Shares	Value
Ribbon Communications Inc.[a]	21,328	$164,865
TESSCO Technologies Inc.	3,405	68,611
Ubiquiti Networks Inc.[a,b]	11,703	831,147
ViaSat Inc.[a,b]	24,229	1,813,541
Viavi Solutions Inc.[a]	103,861	907,745
Westell Technologies Inc. Class Aa	4,906	18,397
xG Technology Inc.[a,b]	195	316

		134,453,627
CONSTRUCTION & ENGINEERING — 0.21%
AECOM[a]	69,098	2,566,991
Aegion Corp.[a]	16,294	414,356
Ameresco Inc. Class Aa,b	8,376	72,034
Argan Inc.	4,816	216,720
Chicago Bridge & Iron Co. NV	48,729	786,486
Comfort Systems USA Inc.	16,431	717,213
Dycom Industries Inc.[a,b]	15,609	1,739,311
EMCOR Group Inc.	28,128	2,299,464
Fluor Corp.	62,283	3,216,917
Goldfield Corp. (The)[a]	12,472	61,113
Granite Construction Inc.	16,995	1,077,993
Great Lakes Dredge & Dock Corp.[a,b]	25,006	135,032
HC2 Holdings Inc.[a]	12,202	72,602
IES Holdings Inc.[a,b]	4,017	69,293
Jacobs Engineering Group Inc.	53,741	3,544,756
KBR Inc.	62,468	1,238,740
Layne Christensen Co.[a,b]	8,930	112,072
MasTec Inc.[a,b]	29,122	1,425,522
MYR Group Inc.[a]	8,511	304,098
Northwest Pipe Co.[a,b]	4,189	80,177
NV5 Global Inc.[a,b]	3,719	201,384
Orion Group Holdings Inc.[a]	12,363	96,802
Primoris Services Corp.	16,643	452,523
Quanta Services Inc.[a]	66,560	2,603,162
Sterling Construction Co. Inc.[a,b]	8,090	131,705
Tutor Perini Corp.[a,b]	17,159	434,981
Valmont Industries Inc.	12,062	2,000,483

		26,071,930
CONSTRUCTION MATERIALS — 0.15%
Eagle Materials Inc.	20,979	2,376,921
Martin Marietta Materials Inc.	28,560	6,312,902
Summit Materials Inc. Class Aa,b	42,482	1,335,634
Tecnoglass Inc.	605	4,447
U.S. Concrete Inc.[a,b]	7,386	617,839
U.S. Lime & Minerals Inc.	502	38,704
Vulcan Materials Co.	63,160	8,107,849

		18,794,296
CONSUMER FINANCE — 0.79%
Ally Financial Inc.	211,584	6,169,789
American Express Co.	331,991	32,970,026
Asta Funding Inc.[a]	4,041	29,903
Atlanticus Holdings Corp.[a]	3,277	7,865
Capital One Financial Corp.	215,401	21,449,632
Consumer Portfolio Services Inc.[a]	8,433	34,997

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
Credit Acceptance Corp.[a,b]	5,046	$1,632,280
Discover Financial Services	165,966	12,766,105
Encore Capital Group Inc.[a,b]	4,606	193,913
Enova International Inc.[a]	12,521	190,319
EZCORP Inc. Class Aa,b	24,172	294,898
FirstCash Inc.	19,676	1,327,146
Green Dot Corp. Class Aa	20,164	1,215,083
LendingClub Corp.[a,b]	188,804	779,761
Navient Corp.	123,412	1,643,848
Nelnet Inc. Class A	10,959	600,334
Nicholas Financial Inc.[a]	4,720	41,536
OneMain Holdings Inc.[a]	27,764	721,586
PRA Group Inc.[a]	20,751	688,933
Regional Management Corp.[a,b]	4,349	114,422
Santander Consumer USA Holdings Inc.	41,569	774,015
SLM Corp.[a]	196,493	2,220,371
Synchrony Financial	334,465	12,913,694
World Acceptance Corp.[a]	3,995	322,476

		99,102,932
CONTAINERS & PACKAGING — 0.46%
AptarGroup Inc.	28,449	2,454,580
Avery Dennison Corp.	40,521	4,654,242
Ball Corp.	156,422	5,920,573
Bemis Co. Inc.	41,451	1,980,943
Berry Global Group Inc.[a]	60,691	3,560,741
Crown Holdings Inc.[a]	61,532	3,461,175
Graphic Packaging Holding Co.	143,732	2,220,659
Greif Inc. Class A NVS	12,063	730,777
Greif Inc. Class B	4,032	279,619
International Paper Co.	185,762	10,763,050
Myers Industries Inc.	9,040	176,280
Owens-Illinois Inc.[a]	74,173	1,644,415
Packaging Corp. of America	41,496	5,002,343
Sealed Air Corp.	77,541	3,822,771
Silgan Holdings Inc.	34,250	1,006,608
Sonoco Products Co.	44,972	2,389,812
UFP Technologies Inc.[a]	3,453	95,993
WestRock Co.	114,923	7,264,283

		57,428,864
DISTRIBUTORS — 0.12%
AMCON Distributing Co.	53	5,186
Core-Mark Holding Co. Inc.	20,468	646,380
Educational Development Corp.	695	13,170
Genuine Parts Co.	65,532	6,226,195
LKQ Corp.[a]	144,161	5,863,028
Pool Corp.	19,465	2,523,637
Weyco Group Inc.	3,427	101,851

		15,379,447
DIVERSIFIED CONSUMER SERVICES — 0.17%
Adtalem Global Education Inc.	24,802	1,042,924
American Public Education Inc.[a]	7,931	198,671
Ascent Capital Group Inc. Class Aa	4,742	54,486
Bridgepoint Education Inc.[a]	8,129	67,471

Security	Shares	Value
Bright Horizons Family Solutions Inc.[a]	19,950	$1,875,300
Cambium Learning Group Inc.[a]	4,842	27,502
Capella Education Co.	4,325	334,755
Career Education Corp.[a]	29,104	351,576
Carriage Services Inc.	7,972	204,960
Chegg Inc.[a,b]	21,290	347,453
Collectors Universe Inc.	3,872	110,894
Graham Holdings Co. Class B	2,711	1,513,687
Grand Canyon Education Inc.[a]	20,607	1,844,945
H&R Block Inc.	85,954	2,253,714
Houghton Mifflin Harcourt Co.[a]	45,866	426,554
K12 Inc.[a]	13,172	209,435
Laureate Education Inc. Class Aa	27,711	375,761
Liberty Tax Inc.	3,482	38,302
Lincoln Educational Services Corp.[a]	12,084	24,410
National American University Holdings Inc.[b]	4,032	5,645
Regis Corp.[a]	16,566	254,454
Service Corp. International/U.S.	104,239	3,890,199
ServiceMaster Global Holdings Inc.[a]	60,986	3,126,752
Sotheby’sa	24,142	1,245,727
Strayer Education Inc.	4,547	407,320
Universal Technical Institute Inc.[a]	8,529	20,470
Weight Watchers International Inc.[a]	12,269	543,271

		20,796,638
DIVERSIFIED FINANCIAL SERVICES — 1.43%
A-Mark Precious Metals Inc.	684	10,062
Berkshire Hathaway Inc. Class Ba	867,602	171,976,068
GWG Holdings Inc.[a]	186	1,557
Leucadia National Corp.	142,028	3,762,322
LM Funding America Inc.[a,b]	3,563	5,630
Marlin Business Services Corp.	4,136	92,646
On Deck Capital Inc.[a]	16,448	94,411
Tiptree Inc.	15,627	92,981
Voya Financial Inc.[b]	87,656	4,336,342

		180,372,019
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.77%
Alaska Communications Systems Group Inc.[a]	24,536	65,757
AT&T Inc.	2,777,277	107,980,530
ATN International Inc.	7,754	428,486
CenturyLink Inc.	443,842	7,403,285
Cincinnati Bell Inc.[a]	17,402	362,832
Cogent Communications Holdings Inc.	23,680	1,072,704
Consolidated Communications Holdings Inc.	33,484	408,170
Frontier Communications Corp.[b]	49,836	336,891
Fusion Telecommunications International Inc.[a]	3,853	14,449
General Communication Inc. Class Aa	12,557	489,974
Globalstar Inc.[a,b]	119,700	156,807
Hawaiian Telcom Holdco Inc.[a,b]	4,404	135,907
IDT Corp. Class B	30	318
Iridium Communications Inc.[a,b]	36,323	428,611
One Horizon Group Inc.[a,b]	984	1,378
Ooma Inc.[a]	3,222	38,503
ORBCOMM Inc.[a]	28,823	293,418
Otelco Inc.[a]	811	10,827
Pareteum Corp.[a,b]	1,563	3,235

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
pdvWireless Inc.[a,b]	4,344	$139,442
Straight Path Communications Inc. Class Ba	4,195	762,609
Verizon Communications Inc.	1,840,942	97,441,060
Vonage Holdings Corp.[a]	81,804	831,947
Windstream Holdings Inc.[b]	105,830	195,786
Zayo Group Holdings Inc.[a]	82,888	3,050,278

		222,053,204
ELECTRIC UTILITIES — 1.67%
ALLETE Inc.	26,623	1,979,686
Alliant Energy Corp.	99,670	4,246,939
American Electric Power Co. Inc.	221,183	16,272,433
Avangrid Inc.	20,374	1,030,517
Duke Energy Corp.	318,955	26,827,305
Edison International	145,545	9,204,266
El Paso Electric Co.	23,768	1,315,559
Entergy Corp.	79,417	6,463,750
Eversource Energy	144,361	9,120,728
Exelon Corp.	433,336	17,077,772
FirstEnergy Corp.	207,255	6,346,148
Genie Energy Ltd. Class B	8,074	35,203
Great Plains Energy Inc.	100,091	3,226,934
Hawaiian Electric Industries Inc.	48,702	1,760,577
IDACORP Inc.	22,901	2,092,235
MGE Energy Inc.	21,311	1,344,724
NextEra Energy Inc.	218,712	34,160,627
OGE Energy Corp.	98,338	3,236,304
Otter Tail Corp.	16,775	745,649
PG&E Corp.	231,434	10,375,186
Pinnacle West Capital Corp.	49,395	4,207,466
PNM Resources Inc.	36,390	1,471,976
Portland General Electric Co.	40,425	1,842,571
PPL Corp.	291,234	9,013,692
Southern Co. (The)	453,190	21,793,907
Spark Energy Inc. Class Ab	7,188	89,131
Westar Energy Inc.	62,277	3,288,226
Xcel Energy Inc.	226,055	10,875,506

		209,445,017
ELECTRICAL EQUIPMENT — 0.59%
Acuity Brands Inc.	20,066	3,531,616
Allied Motion Technologies Inc.[b]	3,444	113,962
American Electric Technologies Inc.[a]	4,154	6,231
American Superconductor Corp.[a]	4,801	17,428
AMETEK Inc.	107,335	7,778,567
Atkore International Group Inc.[a]	12,871	276,083
AZZ Inc.	11,983	612,331
Babcock & Wilcox Enterprises Inc.[a,b]	24,078	136,763
Broadwind Energy Inc.[a]	8,092	22,010
Capstone Turbine Corp.[a,b]	7,997	6,158
Eaton Corp. PLC	199,959	15,798,761
Emerson Electric Co.	287,961	20,068,002
Encore Wire Corp.	8,798	428,023
Energous Corp.[a,b]	4,904	95,383
Energy Focus Inc.[a]	4,020	9,809
EnerSys	19,957	1,389,606
Enphase Energy Inc.[a]	12,311	29,670

Security	Shares	Value
Ensync Inc.[a,b]	25,499	$10,123
Espey Manufacturing & Electronics Corp.	612	14,665
FuelCell Energy Inc.[a,b]	12,965	22,040
Generac Holdings Inc.[a]	29,002	1,436,179
General Cable Corp.	20,884	618,166
Hubbell Inc.	24,000	3,248,160
Ideal Power Inc.[a,b]	3,816	5,419
LSI Industries Inc.	11,658	80,207
Ocean Power Technologies Inc.[a]	295	324
Orion Energy Systems Inc.[a]	12,591	11,080
Pioneer Power Solutions Inc.[a]	3,320	25,398
Plug Power Inc.[a,b]	78,548	185,373
Powell Industries Inc.	4,037	115,660
Preformed Line Products Co.	650	46,182
Real Goods Solar Inc. Class Aa,b	3	4
Regal Beloit Corp.	20,371	1,560,419
Revolution Lighting Technologies Inc.[a,b]	7,431	24,448
Rockwell Automation Inc.	57,699	11,329,199
Sensata Technologies Holding NVa,b	74,970	3,831,717
Servotronics Inc.	113	1,258
Sunrun Inc.[a,b]	72,730	429,107
Sunworks Inc.[a]	7,598	7,978
Thermon Group Holdings Inc.[a]	13,215	312,799
Ultralife Corp.[a]	4,318	28,283
Vicor Corp.[a]	7,641	159,697
Vivint Solar Inc.[a]	8,461	34,267

		73,858,555
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.90%
ADDvantage Technologies Group Inc.[a]	3,299	4,916
Amphenol Corp. Class A	139,738	12,268,996
Anixter International Inc.[a,b]	12,557	954,332
Applied DNA Sciences Inc.[a]	8,868	14,100
Arrow Electronics Inc.[a]	40,915	3,289,975
Avnet Inc.	51,539	2,041,975
AVX Corp.	20,639	357,055
Badger Meter Inc.	12,527	598,791
Bel Fuse Inc. Class A	246	5,658
Bel Fuse Inc. Class B	4,097	103,142
Belden Inc.	19,788	1,527,040
Benchmark Electronics Inc.[a]	21,347	621,198
CDW Corp./DE	70,205	4,878,545
ClearSign Combustion Corp.[a,b]	2,687	9,673
Cognex Corp.	79,510	4,862,832
Coherent Inc.[a,b]	11,428	3,225,210
Control4 Corp.[a,b]	8,112	241,413
Corning Inc.	416,882	13,336,055
CPS Technologies Corp.[a]	3,897	6,469
CTS Corp.	13,228	340,621
CUI Global Inc.[a,b]	8,559	23,537
Daktronics Inc.	16,686	152,343
Data I/O Corp.[a]	3,813	45,909
Digital Ally Inc.[a,b]	889	2,400
Dolby Laboratories Inc. Class A	25,792	1,599,104
Dynasil Corp. of America[a]	7,377	8,705
Echelon Corp.[a]	759	4,281
Electro Scientific Industries Inc.[a]	12,271	262,968
Electro-Sensors Inc.[a]	222	899
eMagin Corp.[a,b]	9,051	14,934

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
ePlus Inc.[a]	5,579	$419,541
Fabrinet[a,b]	12,962	372,009
FARO Technologies Inc.[a]	8,070	379,290
Fitbit Inc. Class Aa	97,204	555,035
FLIR Systems Inc.	61,472	2,865,825
Frequency Electronics Inc.[a]	3,813	35,690
ID Systems Inc.[a]	4,808	33,368
Identiv Inc.[a]	4,972	16,606
IEC Electronics Corp.[a]	4,320	17,798
II-VI Inc.[a]	23,926	1,123,326
Image Sensing Systems Inc.[a]	3,444	10,332
Insight Enterprises Inc.[a]	16,415	628,530
Intellicheck Inc.[a,b]	3,965	10,150
IntriCon Corp.[a]	3,449	68,290
IPG Photonics Corp.[a]	17,536	3,754,984
Iteris Inc.[a,b]	12,128	84,532
Itron Inc.[a]	13,206	900,649
Jabil Inc.	85,933	2,255,741
KEMET Corp.[a]	20,384	306,983
Key Tronic Corp.[a]	4,254	29,055
Keysight Technologies Inc.[a]	90,182	3,751,571
Kimball Electronics Inc.[a]	8,930	162,972
Knowles Corp.[a,b]	37,855	554,954
LGL Group Inc. (The)[a]	449	2,522
LightPath Technologies Inc. Class Aa	4,922	10,927
Littelfuse Inc.	8,984	1,777,215
LRAD Corp.[a]	13,230	32,943
Luna Innovations Inc.[a]	15,841	38,494
Maxwell Technologies Inc.[a,b]	13,173	75,876
Mesa Laboratories Inc.	704	87,507
Methode Electronics Inc.	16,590	665,259
MicroVision Inc.[a,b]	21,310	34,735
MTS Systems Corp.	7,948	426,808
Napco Security Technologies Inc.[a]	4,945	43,269
National Instruments Corp.	45,046	1,875,265
Neonode Inc.[a,b]	17,307	12,861
Netlist Inc.[a]	19,836	6,100
Novanta Inc.[a]	13,064	653,200
OSI Systems Inc.[a]	8,168	525,856
PAR Technology Corp.[a]	4,388	41,028
Park Electrochemical Corp.	8,470	166,435
PC Connection Inc.	12,996	340,625
PCM Inc.[a,b]	3,905	38,660
Perceptron Inc.[a]	4,168	40,638
Plexus Corp.[a]	15,629	948,993
Radisys Corp.[a]	15,728	15,807
Research Frontiers Inc.[a]	8,355	8,689
RF Industries Ltd.	3,820	10,314
Richardson Electronics Ltd./U.S.	4,791	32,291
Rogers Corp.[a]	8,121	1,314,952
Sanmina Corp.[a]	35,865	1,183,545
ScanSource Inc.[a]	12,172	435,758
Schmitt Industries Inc.[a]	498	1,365
SigmaTron International Inc.[a]	3,284	33,300
Superconductor Technologies Inc.[a,b]	303	330
SYNNEX Corp.	12,553	1,706,580
Systemax Inc.	4,342	144,458
Taitron Components Inc.	800	1,352
TE Connectivity Ltd.	161,567	15,355,328
Tech Data Corp.[a]	16,380	1,604,749

Security	Shares	Value
Trimble Inc.[a]	125,109	$5,084,430
TTM Technologies Inc.[a,b]	44,230	693,084
Universal Display Corp.[b]	19,846	3,426,412
Universal Security Instruments Inc.[a]	622	1,057
VeriFone Systems Inc.[a]	45,042	797,694
Vicon Industries Inc.[a]	3,395	1,358
Vishay Intertechnology Inc.	58,427	1,212,360
Vishay Precision Group Inc.[a]	4,862	122,279
Wayside Technology Group Inc.	830	13,861
Wireless Telecom Group Inc.[a]	8,017	19,481
Zebra Technologies Corp. Class Aa	23,992	2,490,370

		112,696,727
ENERGY EQUIPMENT & SERVICES — 0.88%
Archrock Inc.	32,654	342,867
Aspen Aerogels Inc.[a]	7,964	38,864
Baker Hughes a GE Co.	186,721	5,907,852
Bristow Group Inc.[b]	11,938	160,805
C&J Energy Services Inc.[a]	39,630	1,326,416
CARBO Ceramics Inc.[a,b]	8,852	90,113
Core Laboratories NVb	15,047	1,648,399
Dawson Geophysical Co.[a]	20,861	103,679
Diamond Offshore Drilling Inc.[a,b]	51,213	952,050
Dril-Quip Inc.[a,b]	25,616	1,221,883
Eco Stim Energy Solutions Inc.[a,b]	4,994	6,292
ENGlobal Corp.[a]	7,560	6,653
Ensco PLC Class A	198,115	1,170,860
Enservco Corp.[a,b]	11,738	7,558
Era Group Inc.[a]	8,298	89,203
Exterran Corp.[a]	27,729	871,800
Fairmount Santrol Holdings Inc.[a,b]	66,569	348,156
Forum Energy Technologies Inc.[a,b]	51,911	807,216
Frank’s International NV	157,288	1,045,965
Geospace Technologies Corp.[a]	7,391	95,861
Gulf Island Fabrication Inc.[b]	5,006	67,206
Halliburton Co.	396,548	19,379,301
Helix Energy Solutions Group Inc.[a]	115,940	874,188
Helmerich & Payne Inc.	47,897	3,096,062
Hornbeck Offshore Services Inc.[a]	11,425	35,532
Independence Contract Drilling Inc.[a,b]	11,952	47,569
ION Geophysical Corp.[a]	4,079	80,560
Matrix Service Co.[a]	12,162	216,484
McDermott International Inc.[a,b]	106,191	698,737
Mitcham Industries Inc.[a]	4,775	15,137
Nabors Industries Ltd.[b]	212,685	1,452,639
National Oilwell Varco Inc.	160,826	5,792,952
Natural Gas Services Group Inc.[a,b]	17	445
Newpark Resources Inc.[a]	40,360	347,096
Noble Corp. PLC[a]	163,386	738,505
Oceaneering International Inc.	49,493	1,046,282
Oil States International Inc.[a,b]	39,580	1,120,114
Parker Drilling Co.[a]	102,990	102,990
Patterson-UTI Energy Inc.	95,242	2,191,518
PHI Inc.[a]	147	1,732
PHI Inc. NVS[a]	3,512	40,634
Pioneer Energy Services Corp.[a]	85,117	259,607
Profire Energy Inc.[a,b]	13,013	24,985
RigNet Inc.[a,b]	4,880	72,956
Rowan Companies PLC Class Aa	62,359	976,542

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
RPC Inc.[b]	35,248	$899,881
SAExploration Holdings Inc.[a]	15	33
Schlumberger Ltd.	625,049	42,122,052
SEACOR Holdings Inc.[a]	8,811	407,244
SEACOR Marine Holdings Inc.[a]	20,994	245,630
Superior Drilling Products Inc.[a,b]	3,961	5,823
Superior Energy Services Inc.[a]	119,508	1,150,862
Synthesis Energy Systems Inc.[a]	4,101	11,729
TechnipFMC PLC	189,829	5,943,546
TETRA Technologies Inc.[a]	40,777	174,118
Transocean Ltd.[a,b]	149,908	1,601,017
U.S. Silica Holdings Inc.	32,753	1,066,438
Unit Corp.[a]	37,173	817,806
Weatherford International PLC[a,b]	445,526	1,639,536
Willbros Group Inc.[a]	19,939	28,313

		111,036,293
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.69%
Acadia Realty Trust	27,030	739,541
ACRE Realty Investors Inc.[a,d]	2,715	2,253
Agree Realty Corp.	12,218	628,494
Alexander & Baldwin Inc.	20,034	555,743
Alexander’s Inc.	1,096	433,852
Alexandria Real Estate Equities Inc.	40,593	5,301,040
Altisource Residential Corp.[b]	24,587	291,602
American Assets Trust Inc.	24,902	952,252
American Campus Communities Inc.	62,239	2,553,666
American Homes 4 Rent Class A	104,325	2,278,458
American Tower Corp.	192,677	27,489,228
Apartment Investment & Management Co. Class A	70,111	3,064,552
Apple Hospitality REIT Inc.	94,656	1,856,204
Armada Hoffler Properties Inc.[b]	15,787	245,172
Ashford Hospitality Prime Inc.	8,687	84,525
Ashford Hospitality Trust Inc.	36,126	243,128
AvalonBay Communities Inc.	61,276	10,932,251
Bluerock Residential Growth REIT Inc.[b]	8,215	83,054
Boston Properties Inc.	71,860	9,343,956
Brandywine Realty Trust	78,125	1,421,094
Brixmor Property Group Inc.	137,499	2,565,731
BRT Apartments Corp.[b]	4,051	47,761
Camden Property Trust	38,002	3,498,464
CareTrust REIT Inc.	25,071	420,190
CatchMark Timber Trust Inc. Class A	16,662	218,772
CBL & Associates Properties Inc.[b]	52,237	295,661
Cedar Realty Trust Inc.	27,595	167,778
Chatham Lodging Trust[b]	11,720	266,747
Chesapeake Lodging Trust	24,486	663,326
CIM Commercial Trust Corp.[b]	4,244	81,060
City Office REIT Inc.	8,937	116,270
Colony NorthStar Inc. Class A	255,620	2,916,624
Columbia Property Trust Inc.[b]	68,544	1,573,085
Community Healthcare Trust Inc.	4,743	133,278
CoreCivic Inc.	61,222	1,377,495
CorEnergy Infrastructure Trust Inc.[b]	4,730	180,686
CoreSite Realty Corp.	15,799	1,799,506
Corporate Office Properties Trust	41,880	1,222,896
Cousins Properties Inc.	222,907	2,061,890
Crown Castle International Corp.[b]	181,645	20,164,411
CubeSmart	87,095	2,518,787

Security	Shares	Value
CyrusOne Inc.	41,210	$2,453,231
DCT Industrial Trust Inc.	40,863	2,401,927
DDR Corp.	169,966	1,522,895
DiamondRock Hospitality Co.	82,789	934,688
Digital Realty Trust Inc.	92,076	10,487,456
Douglas Emmett Inc.	69,188	2,840,859
Duke Realty Corp.	162,143	4,411,911
Easterly Government Properties Inc.[b]	8,405	179,363
EastGroup Properties Inc.	18,886	1,669,145
Education Realty Trust Inc.	32,621	1,139,125
Empire State Realty Trust Inc. Class Ab	53,610	1,100,613
EPR Properties	32,364	2,118,547
Equinix Inc.	35,419	16,052,599
Equity Commonwealth[a,b]	54,358	1,658,463
Equity LifeStyle Properties Inc.	39,430	3,510,059
Equity Residential	163,773	10,443,804
Essex Property Trust Inc.	29,153	7,036,660
Extra Space Storage Inc.[b]	58,542	5,119,498
Farmland Partners Inc.[b]	7,979	69,258
Federal Realty Investment Trust	33,590	4,461,088
First Industrial Realty Trust Inc.	52,627	1,656,172
Forest City Realty Trust Inc. Class A	120,335	2,900,073
Four Corners Property Trust Inc.	29,035	746,200
Franklin Street Properties Corp.	41,376	444,378
Gaming and Leisure Properties Inc.	86,419	3,197,503
GEO Group Inc. (The)	61,168	1,443,565
Getty Realty Corp.	12,093	328,446
GGP Inc.	280,377	6,558,018
Gladstone Commercial Corp.	8,937	188,213
Gladstone Land Corp.	3,864	51,894
Global Net Lease Inc.[b]	24,645	507,194
Global Self Storage Inc.	3,782	17,511
Government Properties Income Trust	5,487	101,729
Gramercy Property Trust[b]	70,098	1,868,813
HCP Inc.	213,640	5,571,731
Healthcare Realty Trust Inc.[b]	57,377	1,842,949
Healthcare Trust of America Inc. Class A	90,581	2,721,053
Hersha Hospitality Trust	19,232	334,637
Highwoods Properties Inc.	48,992	2,494,183
Hospitality Properties Trust	51,554	1,538,887
Host Hotels & Resorts Inc.[b]	332,662	6,603,341
Hudson Pacific Properties Inc.	68,818	2,357,016
Independence Realty Trust Inc.	11,110	112,100
InfraREIT Inc.[a]	23,666	439,714
Investors Real Estate Trust	87,024	494,296
Invitation Homes Inc.	127,119	2,996,195
Iron Mountain Inc.	115,927	4,373,926
iStar Inc.[a,b]	33,678	380,561
JBG SMITH Properties	38,637	1,341,863
Jernigan Capital Inc.[b]	3,433	65,261
Kilroy Realty Corp.	41,437	3,093,272
Kimco Realty Corp.	190,837	3,463,692
Kite Realty Group Trust	22,700	444,920
Lamar Advertising Co. Class A	37,265	2,766,554
LaSalle Hotel Properties	49,943	1,401,900
Lexington Realty Trust	94,829	915,100
Liberty Property Trust	65,989	2,838,187
Life Storage Inc.	23,850	2,124,320
LTC Properties Inc.	16,940	737,737
Macerich Co. (The)	56,526	3,712,628

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
Mack-Cali Realty Corp.	41,092	$885,944
Medical Properties Trust Inc.	194,357	2,678,239
Mid-America Apartment Communities Inc.	53,084	5,338,127
Monmouth Real Estate Investment Corp.	29,320	521,896
National Health Investors Inc.	19,842	1,495,690
National Retail Properties Inc.	71,002	3,062,316
National Storage Affiliates Trust	25,133	685,126
New Senior Investment Group Inc.	31,345	236,968
NexPoint Residential Trust Inc.	8,868	247,772
NorthStar Realty Europe Corp.	28,215	378,927
Omega Healthcare Investors Inc.[b]	95,625	2,633,512
One Liberty Properties Inc.	7,355	190,642
Outfront Media Inc.	61,766	1,432,971
Paramount Group Inc.[b]	87,120	1,380,852
Park Hotels & Resorts Inc.[b]	64,298	1,848,568
Pebblebrook Hotel Trust[b]	32,633	1,212,969
Pennsylvania REIT[b]	23,178	275,586
Physicians Realty Trust	72,964	1,312,622
Piedmont Office Realty Trust Inc. Class Ab	65,599	1,286,396
Potlatch Corp.[b]	19,719	983,978
Power REIT[a]	239	1,472
Preferred Apartment Communities Inc. Class A	9,072	183,708
Prologis Inc.	240,198	15,495,173
PS Business Parks Inc.	9,015	1,127,686
Public Storage	71,504	14,944,336
QTS Realty Trust Inc. Class Ab	20,088	1,087,966
Quality Care Properties Inc.[a]	40,384	557,703
RAIT Financial Trust[b]	15,597	5,849
Ramco-Gershenson Properties Trust	29,898	440,398
Rayonier Inc.	53,730	1,699,480
Realty Income Corp.	124,420	7,094,428
Regency Centers Corp.	72,604	5,022,745
Retail Opportunity Investments Corp.[b]	71,415	1,424,729
Retail Properties of America Inc. Class A	106,203	1,427,368
Rexford Industrial Realty Inc.	28,864	841,674
RLJ Lodging Trust[b]	77,729	1,707,706
Ryman Hospitality Properties Inc.	24,176	1,668,628
Sabra Health Care REIT Inc.	63,999	1,201,261
Saul Centers Inc.	4,777	294,980
SBA Communications Corp.[a]	56,623	9,249,933
Select Income REIT	44,147	1,109,414
Senior Housing Properties Trust	74,825	1,432,899
Seritage Growth Properties Class Ab	11,393	460,961
Simon Property Group Inc.	140,367	24,106,629
SL Green Realty Corp.	44,750	4,516,617
Sotherly Hotels Inc.	4,801	30,966
Spirit Realty Capital Inc.[b]	257,227	2,207,008
STAG Industrial Inc.	42,036	1,148,844
STORE Capital Corp.	69,240	1,803,010
Summit Hotel Properties Inc.	32,551	495,752
Sun Communities Inc.	35,775	3,319,204
Sunstone Hotel Investors Inc.[b]	97,957	1,619,229
Tanger Factory Outlet Centers Inc.[b]	41,939	1,111,803
Taubman Centers Inc.	30,192	1,975,463
Terreno Realty Corp.	20,485	718,204
Tier REIT Inc.	20,636	420,768
UDR Inc.	119,466	4,601,830
UMH Properties Inc.	11,616	173,078
Uniti Group Inc.[a,b]	75,508	1,343,287
Universal Health Realty Income Trust[b]	5,161	387,643

Security	Shares	Value
Urban Edge Properties	41,284	$1,052,329
Urstadt Biddle Properties Inc. Class A	3,420	74,351
Ventas Inc.[b]	161,708	9,704,097
VEREIT Inc.	477,019	3,715,978
Vornado Realty Trust[b]	77,866	6,087,564
Washington Prime Group Inc.[b]	115,140	819,797
Washington REIT	33,277	1,035,580
Weingarten Realty Investors	63,218	2,077,976
Welltower Inc.	164,602	10,496,670
Weyerhaeuser Co.	344,558	12,149,115
Wheeler Real Estate Investment Trust Inc.[b]	736	7,345
Whitestone REIT[b]	11,960	172,344
WP Carey Inc.[b]	53,098	3,658,452
Xenia Hotels & Resorts Inc.	49,042	1,058,817

		464,236,752
FOOD & STAPLES RETAILING — 1.60%
Andersons Inc. (The)	12,070	375,980
Casey’s General Stores Inc.	15,531	1,738,540
Chefs’ Warehouse Inc. (The)[a]	8,265	169,433
Costco Wholesale Corp.	197,131	36,690,022
CVS Health Corp.	453,300	32,864,250
Ingles Markets Inc. Class A	9,365	324,029
Kroger Co. (The)	397,147	10,901,685
Natural Grocers by Vitamin Cottage Inc.[a,b]	24,387	217,776
Performance Food Group Co.[a]	54,750	1,812,225
PriceSmart Inc.	16,774	1,444,241
Rite Aid Corp.[a,b]	501,912	988,767
Smart & Final Stores Inc.[a,b]	24,092	205,987
SpartanNash Co.	30,607	816,595
Sprouts Farmers Market Inc.[a,b]	60,408	1,470,935
SUPERVALU Inc.[a,b]	19,455	420,228
Sysco Corp.	212,775	12,921,826
U.S. Foods Holding Corp.[a]	61,824	1,974,040
United Natural Foods Inc.[a]	28,303	1,394,489
Village Super Market Inc. Class A	3,524	80,805
Wal-Mart Stores Inc.	657,400	64,918,250
Walgreens Boots Alliance Inc.	390,884	28,385,996
Weis Markets Inc.	17,324	717,040

		200,833,139
FOOD PRODUCTS — 1.33%
Alico Inc.	649	19,146
Amplify Snack Brands Inc.[a,b]	12,728	152,863
Arcadia Biosciences Inc.[a,b]	4,324	1,189
Archer-Daniels-Midland Co.	232,375	9,313,590
B&G Foods Inc.	28,854	1,014,218
Blue Buffalo Pet Products Inc.[a,b]	41,534	1,361,900
Bob Evans Farms Inc./DE	8,521	671,625
Bridgford Foods Corp.[a]	641	8,109
Bunge Ltd.	62,118	4,166,875
Cal-Maine Foods Inc.[a,b]	13,016	578,561
Calavo Growers Inc.	7,423	626,501
Campbell Soup Co.	83,270	4,006,120
Coffee Holding Co. Inc.[a]	3,901	16,657
Conagra Brands Inc.	188,620	7,105,315
Darling Ingredients Inc.[a]	73,961	1,340,913

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
Dean Foods Co.	41,139	$475,567
Farmer Bros. Co.[a]	13	418
Flowers Foods Inc.	82,164	1,586,587
Fresh Del Monte Produce Inc.	15,619	744,558
Freshpet Inc.[a]	8,139	154,234
General Mills Inc.	255,122	15,126,183
Hain Celestial Group Inc. (The)[a,b]	51,121	2,167,019
Hershey Co. (The)	64,751	7,349,886
Hormel Foods Corp.	119,622	4,353,045
Hostess Brands Inc.[a,b]	44,739	662,585
Ingredion Inc.	32,719	4,574,116
J&J Snack Foods Corp.	10,433	1,584,042
JM Smucker Co. (The)	52,634	6,539,248
John B Sanfilippo & Son Inc.	3,997	252,810
Kellogg Co.	109,066	7,414,307
Kraft Heinz Co. (The)	282,408	21,960,046
Lamb Weston Holdings Inc.	65,175	3,679,129
Lancaster Colony Corp.	8,881	1,147,514
Landec Corp.[a]	12,217	153,934
Lifeway Foods Inc.[a,b]	3,311	26,488
Limoneira Co.	4,779	107,050
McCormick & Co. Inc./MD NVS	53,670	5,469,510
Mondelez International Inc. Class A	688,664	29,474,819
Pilgrim’s Pride Corp.[a,b]	20,645	641,234
Pinnacle Foods Inc.	53,394	3,175,341
Post Holdings Inc.[a,b]	28,660	2,270,732
RiceBran Technologies[a]	3,986	5,939
Rocky Mountain Chocolate Factory Inc.	3,271	38,598
S&W Seed Co.[a,b]	5,028	19,609
Sanderson Farms Inc.[b]	8,481	1,176,993
Seaboard Corp.	76	335,160
Seneca Foods Corp. Class Aa	3,404	104,673
Seneca Foods Corp. Class Ba	117	3,978
Snyder’s-Lance Inc.	36,293	1,817,553
Tootsie Roll Industries Inc.[b]	8,334	303,358
TreeHouse Foods Inc.[a,b]	24,815	1,227,350
Tyson Foods Inc. Class A	132,484	10,740,478

		167,247,673
GAS UTILITIES — 0.17%
Atmos Energy Corp.	48,249	4,144,107
Chesapeake Utilities Corp.	7,638	599,965
National Fuel Gas Co.	40,308	2,213,312
New Jersey Resources Corp.	37,488	1,507,018
Northwest Natural Gas Co.	12,246	730,474
ONE Gas Inc.	24,013	1,759,192
RGC Resources Inc.	1,246	33,742
South Jersey Industries Inc.	33,827	1,056,417
Southwest Gas Holdings Inc.	20,770	1,671,570
Spire Inc.	21,100	1,585,665
UGI Corp.	77,637	3,645,057
WGL Holdings Inc.	21,385	1,835,688

		20,782,207
HEALTH CARE EQUIPMENT & SUPPLIES — 2.66%
Abaxis Inc.	8,864	438,945
Abbott Laboratories	788,971	45,026,575

Security	Shares	Value
ABIOMED Inc.[a]	20,016	$3,751,199
Accuray Inc.[a,b]	36,237	155,819
Aethlon Medical Inc.[a]	3,525	4,019
Akers Biosciences Inc.[a]	680	91
Align Technology Inc.[a]	34,022	7,559,348
Alliqua BioMedical Inc.[a]	1,090	1,995
Alphatec Holdings Inc.[a]	3,324	8,842
Amedica Corp.[a,b]	365	1,194
Analogic Corp.	4,808	402,670
AngioDynamics Inc.[a]	12,178	202,520
Anika Therapeutics Inc.[a]	7,411	399,527
Antares Pharma Inc.[a,b]	65,313	129,973
Apollo Endosurgery Inc.[a,b]	72	403
Atossa Genetics Inc.[a,b]	639	168
AtriCure Inc.[a,b]	12,213	222,765
Atrion Corp.	646	407,368
Avinger Inc.[a,b]	3,292	599
AxoGen Inc.[a]	11,539	326,554
Baxter International Inc.	226,312	14,628,808
Becton Dickinson and Co.	120,621	25,820,127
Biolase Inc.[a]	20,923	8,922
BioLife Solutions Inc.[a,b]	4,193	25,158
Boston Scientific Corp.[a]	630,443	15,628,682
Bovie Medical Corp.[a]	12,169	31,639
Cantel Medical Corp.	16,216	1,668,140
Cardiovascular Systems Inc.[a]	12,634	299,299
CAS Medical Systems Inc.[a,b]	12,062	9,287
Cerus Corp.[a]	45,844	154,953
Cesca Therapeutics Inc.[a]	272	816
Chembio Diagnostics Inc.[a,b]	4,000	32,800
CHF Solutions Inc.[a]	9	31
Cogentix Medical Inc.[a]	12,251	38,591
ConforMIS Inc.[a]	4,164	9,910
CONMED Corp.	11,997	611,487
Cooper Companies Inc. (The)	23,573	5,136,085
Corindus Vascular Robotics Inc.[a,b]	37,311	37,684
CryoLife Inc.[a]	11,688	223,825
CryoPort Inc.[a]	2,880	24,739
Cutera Inc.[a]	5,022	227,748
CytoSorbents Corp.[a,b]	8,014	52,091
Danaher Corp.	279,031	25,899,657
Dare Bioscience Inc.[a,b]	643	1,389
Daxor Corp.	131	599
DENTSPLY SIRONA Inc.	107,257	7,060,728
DexCom Inc.[a,b]	37,000	2,123,430
Edwards Lifesciences Corp.[a]	94,996	10,706,999
Electromed Inc.[a]	3,271	19,855
Endologix Inc.[a,b]	32,356	173,105
Entellus Medical Inc.[a]	3,457	84,316
Exactech Inc.[a]	4,292	212,239
FONAR Corp.[a]	3,446	83,910
GenMark Diagnostics Inc.[a,b]	19,805	82,587
Glaukos Corp.[a,b]	13,859	355,483
Globus Medical Inc. Class Aa	32,607	1,340,148
Haemonetics Corp.[a]	21,355	1,240,298
Halyard Health Inc.[a]	20,771	959,205
Heska Corp.[a]	3,716	298,060
Hill-Rom Holdings Inc.	29,412	2,479,137
Hologic Inc.[a]	127,472	5,449,428
ICU Medical Inc.[a]	9,086	1,962,576

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
IDEXX Laboratories Inc.[a]	41,228	$6,447,235
Inogen Inc.[a]	8,382	998,129
InspireMD Inc.[a]	56	7
Insulet Corp.[a,b]	25,103	1,732,107
Integer Holdings Corp.[a]	12,074	546,952
Integra LifeSciences Holdings Corp.[a,b]	24,394	1,167,497
Intuitive Surgical Inc.[a]	50,938	18,589,314
Invacare Corp.[b]	12,578	211,939
InVivo Therapeutics Holdings Corp.[a,b]	12,156	9,360
Invuity Inc.[a]	832	5,158
iRadimed Corp.[a,b]	3,217	48,738
IRIDEX Corp.[a]	3,912	29,809
K2M Group Holdings Inc.[a,b]	11,589	208,602
Kewaunee Scientific Corp.	262	7,598
Lantheus Holdings Inc.[a]	5,027	102,802
LeMaitre Vascular Inc.	4,856	154,615
LivaNova PLC[a]	19,969	1,595,922
Masimo Corp.[a]	20,090	1,703,632
Medtronic PLC	612,754	49,479,885
Meridian Bioscience Inc.	17,324	242,536
Merit Medical Systems Inc.[a]	19,928	860,890
Microbot Medical Inc.[a,b]	263	268
Milestone Scientific Inc.[a]	4,822	5,695
Misonix Inc.[a,b]	3,408	32,717
Natus Medical Inc.[a,b]	15,570	594,774
Neogen Corp.[a]	21,326	1,753,210
NeuroMetrix Inc.[a]	108	184
Nevro Corp.[a,b]	11,801	814,741
NuVasive Inc.[a]	20,585	1,204,017
Nuvectra Corp.[a]	3,936	30,543
NxStage Medical Inc.[a]	25,496	617,768
OraSure Technologies Inc.[a]	24,753	466,842
Orthofix International NVa	8,243	450,892
Penumbra Inc.[a,b]	12,342	1,161,382
Presbia PLC[a]	1,019	3,862
Pro-Dex Inc.[a]	613	4,199
Quidel Corp.[a,b]	12,481	541,051
ReShape Lifesciences Inc.[a,b]	27	40
ResMed Inc.	66,223	5,608,426
Retractable Technologies Inc.[a]	4,875	3,315
Rockwell Medical Inc.[a,b]	28,285	164,619
RTI Surgical Inc.[a]	25,447	104,333
SeaSpine Holdings Corp.[a]	4,071	41,199
Second Sight Medical Products Inc.[a]	7,586	14,489
Senseonics Holdings Inc.[a,b]	7,343	19,532
Sientra Inc.[a]	4,215	59,263
Skyline Medical Inc.[a,b]	57	58
Sorrento Tech Inc.[a,d]	126	82
STAAR Surgical Co.[a,b]	12,446	192,913
STERIS PLC	41,362	3,617,934
Strata Skin Sciences Inc.[a]	1,191	1,477
Stryker Corp.	145,136	22,472,858
Surmodics Inc.[a]	4,910	137,480
Tandem Diabetes Care Inc.[a]	822	1,940
Teleflex Inc.	20,088	4,998,296
TransEnterix Inc.[a,b]	27,996	54,032
Utah Medical Products Inc.	754	61,376
Varex Imaging Corp.[a]	17,263	693,455
Varian Medical Systems Inc.[a,b]	44,292	4,923,056
Vermillion Inc.[a,b]	11,655	22,494

Security	Shares	Value
ViewRay Inc.[a,b]	4,874	$45,133
VolitionRx Ltd.[a]	4,814	14,153
West Pharmaceutical Services Inc.	32,684	3,224,930
Wright Medical Group NVa	45,580	1,011,876
Xtant Medical Holdings Inc.[a,b]	1,455	833
Zimmer Biomet Holdings Inc.	92,265	11,133,618
Zosano Pharma Corp.[a,b]	4,038	2,100

		334,694,727
HEALTH CARE PROVIDERS & SERVICES — 2.53%
AAC Holdings Inc.[a]	3,956	35,604
Acadia Healthcare Co. Inc.[a,b]	40,355	1,316,784
Aceto Corp.	12,541	129,549
Addus HomeCare Corp.[a]	3,478	121,034
Aetna Inc.	148,913	26,862,416
Almost Family Inc.[a]	3,966	219,518
Amedisys Inc.[a]	12,369	651,970
American Renal Associates Holdings Inc.[a,b]	3,946	68,660
American Shared Hospital Services[a]	709	1,841
AmerisourceBergen Corp.	73,958	6,790,824
AMN Healthcare Services Inc.[a,b]	20,928	1,030,704
Anthem Inc.	116,136	26,131,761
BioScrip Inc.[a]	22,084	64,264
BioTelemetry Inc.[a]	12,301	367,800
Brookdale Senior Living Inc.[a]	101,679	986,286
Capital Senior Living Corp.[a,b]	12,325	166,264
Cardinal Health Inc.	139,455	8,544,408
Centene Corp.[a]	82,031	8,275,287
Chemed Corp.	7,896	1,918,886
Cigna Corp.	113,994	23,151,041
Civitas Solutions Inc.[a,b]	8,128	138,989
Community Health Systems Inc.[a,b]	49,358	210,265
CorVel Corp.[a]	4,245	224,561
Cross Country Healthcare Inc.[a]	15,564	198,597
DaVita Inc.[a]	69,191	4,999,050
Digirad Corp.	8,507	21,906
Diplomat Pharmacy Inc.[a]	37,760	757,843
Diversicare Healthcare Services Inc.	3,237	32,402
Encompass Health Corp.	46,596	2,302,308
Ensign Group Inc. (The)	20,738	460,384
Envision Healthcare Corp.[a]	55,211	1,908,092
Express Scripts Holding Co.[a]	251,288	18,756,136
Five Star Senior Living Inc.[a]	2,456	3,684
Genesis Healthcare Inc.[a,b]	11,689	8,918
HCA Healthcare Inc.[a]	120,036	10,543,962
HealthEquity Inc.[a,b]	20,918	976,034
Henry Schein Inc.[a,b]	71,057	4,965,463
Humana Inc.	64,413	15,978,933
InfuSystem Holdings Inc.[a]	8,108	18,648
Interpace Diagnostics Group Inc.[a,b]	271	276
Joint Corp. (The)[a]	3,888	19,401
Kindred Healthcare Inc.	49,361	478,802
Laboratory Corp. of America Holdings[a]	50,847	8,110,605
LHC Group Inc.[a]	8,461	518,236
LifePoint Health Inc.[a,b]	24,493	1,219,751
Magellan Health Inc.[a]	11,749	1,134,366
McKesson Corp.	92,382	14,406,973
MEDNAX Inc.[a]	42,981	2,296,905
Molina Healthcare Inc.[a,b]	19,690	1,509,829

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
National Healthcare Corp.	4,519	$275,388
National Research Corp. Class A	4,071	151,848
National Research Corp. Class B	194	11,033
Owens & Minor Inc.	33,717	636,577
Patterson Companies Inc.	41,932	1,515,003
Premier Inc. Class Aa,b	20,530	599,271
Providence Service Corp. (The)[a]	4,832	286,731
Psychemedics Corp.	3,295	67,745
Quest Diagnostics Inc.	64,712	6,373,485
Quorum Health Corp.[a]	12,715	79,342
RadNet Inc.[a]	13,222	133,542
Regional Health Properties Inc.[a]	8,131	1,382
Select Medical Holdings Corp.[a]	65,727	1,160,082
Sharps Compliance Corp.[a]	4,732	19,354
Surgery Partners Inc.[a,b]	32,269	390,455
Tenet Healthcare Corp.[a,b]	34,569	524,066
Tivity Health Inc.[a]	22,891	836,666
Triple-S Management Corp. Class Ba	11,489	285,502
U.S. Physical Therapy Inc.	4,808	347,138
UnitedHealth Group Inc.	437,597	96,472,635
Universal Health Services Inc. Class B	36,844	4,176,267
WellCare Health Plans Inc.[a]	20,176	4,057,595

		317,437,327
HEALTH CARE TECHNOLOGY — 0.18%
Allscripts Healthcare Solutions Inc.[a]	82,475	1,200,011
athenahealth Inc.[a,b]	20,338	2,705,767
Castlight Health Inc. Class Ba	17,332	64,995
Cerner Corp.[a]	142,359	9,593,573
Computer Programs & Systems Inc.	4,277	128,524
Cotiviti Holdings Inc.[a,b]	17,419	561,066
Evolent Health Inc. Class Aa,b	27,926	343,490
HealthStream Inc.[a]	11,554	267,591
HMS Holdings Corp.[a]	37,262	631,591
HTG Molecular Diagnostics Inc.[a,b]	3,288	6,675
Icad Inc.[a]	4,962	17,069
Inovalon Holdings Inc. Class Aa,b	29,239	438,585
Medidata Solutions Inc.[a]	24,915	1,578,864
Micron Solutions Inc.[a]	620	2,170
Omnicell Inc.[a]	16,189	785,166
Quality Systems Inc.[a]	19,962	271,084
Simulations Plus Inc.	4,260	68,586
Streamline Health Solutions Inc.[a]	9,139	15,445
Teladoc Inc.[a,b]	21,574	751,854
Veeva Systems Inc. Class Aa,b	48,394	2,675,220
Vocera Communications Inc.[a]	11,535	348,588

		22,455,914
HOTELS, RESTAURANTS & LEISURE — 2.07%
Aramark	107,230	4,583,010
Ark Restaurants Corp.	295	7,971
Bagger Dave’s Burger Tavern Inc.[a]	3,276	180
Belmond Ltd. Class Aa	37,841	463,552
Biglari Holdings Inc.[a]	199	82,466
BJ’s Restaurants Inc.	11,605	422,422
Bloomin’ Brands Inc.	52,678	1,124,149
Bojangles’ Inc.[a,b]	3,913	46,173

Security	Shares	Value
Bowl America Inc.	686	$10,290
Boyd Gaming Corp.	36,530	1,280,376
Bravo Brio Restaurant Group Inc.[a]	7,408	18,520
Brinker International Inc.	24,798	963,154
Buffalo Wild Wings Inc.[a]	4,445	694,976
Caesars Entertainment Corp.[a]	64,496	815,874
Canterbury Park Holding Corp.	598	9,837
Carnival Corp.	188,497	12,510,546
Carrols Restaurant Group Inc.[a,b]	15,696	190,706
Century Casinos Inc.[a]	8,876	81,038
Chanticleer Holdings Inc.[a,b]	1,017	2,654
Cheesecake Factory Inc. (The)	20,352	980,559
Chipotle Mexican Grill Inc.[a]	11,466	3,314,018
Choice Hotels International Inc.	16,166	1,254,482
Churchill Downs Inc.	4,704	1,094,621
Chuy’s Holdings Inc.[a]	7,951	223,026
Cracker Barrel Old Country Store Inc.[b]	12,360	1,963,880
Darden Restaurants Inc.	57,399	5,511,452
Dave & Buster’s Entertainment Inc.[a,b]	16,669	919,629
Del Frisco’s Restaurant Group Inc.[a,b]	11,477	175,024
Del Taco Restaurants Inc.[a]	12,102	146,676
Denny’s Corp.[a,b]	36,281	480,360
DineEquity Inc.	7,961	403,862
Diversified Restaurant Holdings Inc.[a]	4,960	7,936
Domino’s Pizza Inc.	21,328	4,030,139
Dover Downs Gaming & Entertainment Inc.[a]	7,946	8,105
Dover Motorsports Inc.	7,986	15,573
Drive Shack Inc.	24,416	135,020
Dunkin’ Brands Group Inc.	40,985	2,642,303
El Pollo Loco Holdings Inc.[a,b]	8,552	84,665
Eldorado Resorts Inc.[a,b]	19,170	635,485
Empire Resorts Inc.[a,b]	635	17,145
Extended Stay America Inc.	89,975	1,709,525
Famous Dave’s of America Inc.[a]	3,472	22,915
Fiesta Restaurant Group Inc.[a,b]	15,997	303,943
Flanigan’s Enterprises Inc.	198	4,672
Fogo De Chao Inc.[a]	3,252	37,723
Full House Resorts Inc.[a]	4,630	18,103
Gaming Partners International Corp.	825	9,273
Golden Entertainment Inc.[a]	4,048	132,167
Good Times Restaurants Inc.[a]	4,737	12,553
Habit Restaurants Inc. (The) Class Aa,b	4,732	45,191
Hilton Grand Vacations Inc.[a]	25,358	1,063,768
Hilton Worldwide Holdings Inc.	90,500	7,227,330
Hyatt Hotels Corp. Class Aa	19,463	1,431,309
ILG Inc.	49,527	1,410,529
International Speedway Corp. Class A	6,394	254,801
J Alexander’s Holdings Inc.[a]	7,478	72,537
Jack in the Box Inc.	15,579	1,528,456
Jamba Inc.[a]	7,959	64,150
Kona Grill Inc.[a,b]	4,262	7,458
La Quinta Holdings Inc.[a]	37,320	688,927
Las Vegas Sands Corp.	169,189	11,756,944
Lindblad Expeditions Holdings Inc.[a]	8,161	79,896
Luby’s Inc.[a]	8,848	23,359
Marcus Corp. (The)	8,264	226,020
Marriott International Inc./MD Class A	143,788	19,516,345
Marriott Vacations Worldwide Corp.	11,749	1,588,582
McDonald’s Corp.	362,546	62,401,418
MGM Resorts International	233,779	7,805,881

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
Monarch Casino & Resort Inc.[a]	4,312	$193,264
Nathan’s Famous Inc.	709	53,529
Nevada Gold & Casinos Inc.[a]	7,369	19,675
Noodles & Co.[a,b]	8,538	44,824
Norwegian Cruise Line Holdings Ltd.[a]	80,503	4,286,785
ONE Group Hospitality Inc. (The)[a]	7,533	18,004
Papa John’s International Inc.	12,438	697,896
Papa Murphy’s Holdings Inc.[a]	17,008	91,503
Peak Resorts Inc.	4,748	25,639
Penn National Gaming Inc.[a]	23,225	727,639
Pinnacle Entertainment Inc.[a]	28,216	923,510
Planet Fitness Inc. Class Aa	44,890	1,554,541
Potbelly Corp.[a,b]	11,562	142,213
Rave Restaurant Group Inc.[a]	3,285	4,796
RCI Hospitality Holdings Inc.	4,246	118,803
Red Lion Hotels Corp.[a,b]	8,463	83,361
Red Robin Gourmet Burgers Inc.[a]	5,006	282,338
Red Rock Resorts Inc. Class A	30,600	1,032,444
Royal Caribbean Cruises Ltd.	77,720	9,270,442
Ruth’s Hospitality Group Inc.	15,838	342,893
Scientific Games Corp. Class Aa	19,894	1,020,562
SeaWorld Entertainment Inc.[a]	29,018	393,774
Shake Shack Inc. Class Aa,b	4,983	215,266
Six Flags Entertainment Corp.	41,721	2,777,367
Sonic Corp.	21,232	583,455
Speedway Motorsports Inc.	4,418	83,368
Starbucks Corp.	633,888	36,404,188
Texas Roadhouse Inc.	28,458	1,499,167
Town Sports International Holdings Inc.[a]	12,232	67,888
Vail Resorts Inc.	18,108	3,847,407
Wendy’s Co. (The)	95,037	1,560,508
Wingstop Inc.	8,160	318,077
Wyndham Worldwide Corp.	49,545	5,740,779
Wynn Resorts Ltd.	36,689	6,185,398
Yum! Brands Inc.	152,769	12,467,478
Zoe’s Kitchen Inc.[a,b]	28,198	471,471

		260,345,881
HOUSEHOLD DURABLES — 0.58%
AV Homes Inc.[a,b]	4,361	72,611
Bassett Furniture Industries Inc.	9,053	340,393
Beazer Homes USA Inc.[a]	12,098	232,403
CalAtlantic Group Inc.	33,105	1,866,791
Cavco Industries Inc.[a]	3,962	604,601
Century Communities Inc.[a]	8,127	252,750
Comstock Holding Companies Inc.[a]	285	513
CSS Industries Inc.	4,032	112,211
CTI Industries Corp.[a]	230	977
Dixie Group Inc. (The)[a]	7,428	28,598
DR Horton Inc.	153,487	7,838,581
Emerson Radio Corp.[a]	8,322	12,149
Ethan Allen Interiors Inc.	12,096	345,946
Flexsteel Industries Inc.	13	608
Garmin Ltd.	51,709	3,080,305
GoPro Inc. Class Aa,b	44,717	338,508
Green Brick Partners Inc.[a]	12,179	137,623
Hamilton Beach Brands Holding Co. Class A	28	719
Helen of Troy Ltd.[a]	12,337	1,188,670
Hooker Furniture Corp.	4,824	204,779

Security	Shares	Value
Hovnanian Enterprises Inc. Class Aa,b	54,396	$182,227
Installed Building Products Inc.[a]	7,948	603,651
iRobot Corp.[a,b]	12,475	956,832
KB Home	37,376	1,194,163
La-Z-Boy Inc.	21,302	664,622
Leggett & Platt Inc.	58,524	2,793,350
Lennar Corp. Class A	97,457	6,163,181
Lennar Corp. Class B	6,245	322,742
LGI Homes Inc.[a,b]	7,663	574,955
Libbey Inc.	8,908	66,988
Lifetime Brands Inc.	4,418	72,897
Live Ventures Inc.[a]	631	10,083
M/I Homes Inc.[a]	11,595	398,868
MDC Holdings Inc.	21,066	671,584
Meritage Homes Corp.[a]	16,378	838,554
Mohawk Industries Inc.[a]	28,583	7,886,050
New Home Co. Inc. (The)[a]	4,966	62,224
Newell Brands Inc.	223,746	6,913,751
Nova Lifestyle Inc.[a,b]	8,330	19,992
NVR Inc.[a]	1,615	5,665,775
P&F Industries Inc. Class A	689	5,856
PICO Holdings Inc.	9,740	124,672
PulteGroup Inc.	140,147	4,659,888
Skyline Corp.[a]	4,226	54,304
Stanley Furniture Co. Inc.[a]	7,984	6,946
Taylor Morrison Home Corp. Class Aa	41,078	1,005,179
Tempur Sealy International Inc.[a,b]	23,928	1,500,046
Toll Brothers Inc.	69,102	3,318,278
TopBuild Corp.[a]	17,101	1,295,230
TRI Pointe Group Inc.[a,b]	65,923	1,181,340
Tupperware Brands Corp.	21,491	1,347,486
Turtle Beach Corp.[a]	8,060	3,651
Universal Electronics Inc.[a,b]	3,955	186,874
Vuzix Corp.[a,b]	4,978	31,112
Whirlpool Corp.	31,746	5,353,645
William Lyon Homes Class Aa	8,259	240,172
ZAGG Inc.[a]	12,496	230,551

		73,267,455
HOUSEHOLD PRODUCTS — 1.38%
Central Garden & Pet Co.[a]	4,267	166,072
Central Garden & Pet Co. Class Aa	19,867	749,185
Church & Dwight Co. Inc.	116,128	5,826,142
Clorox Co. (The)	59,341	8,826,380
Colgate-Palmolive Co.	389,419	29,381,663
Energizer Holdings Inc.	28,277	1,356,730
HRG Group Inc.[a]	68,639	1,163,431
Kimberly-Clark Corp.	154,045	18,587,070
Ocean Bio-Chem Inc.	728	3,159
Oil-Dri Corp. of America	3,260	135,290
Orchids Paper Products Co.[b]	4,101	52,493
Procter & Gamble Co. (The)	1,143,895	105,101,073
Spectrum Brands Holdings Inc.	11,518	1,294,623
WD-40 Co.	7,267	857,506

		173,500,817

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.12%
AES Corp./VA	238,498	$2,582,933
Calpine Corp.[a]	155,195	2,348,100
Dynegy Inc.[a,b]	69,184	819,830
NRG Energy Inc.	142,013	4,044,530
NRG Yield Inc. Class A	15,836	298,509
NRG Yield Inc. Class C	28,122	531,506
Ormat Technologies Inc.	16,056	1,026,942
Pattern Energy Group Inc.	28,256	607,222
TerraForm Power Inc. Class A	19,877	237,729
U.S. Geothermal Inc.[a]	8,577	29,591
Vistra Energy Corp.[a]	120,550	2,208,476

		14,735,368
INDUSTRIAL CONGLOMERATES — 1.59%
3M Co.	267,914	63,058,918
Carlisle Companies Inc.	28,712	3,263,119
General Electric Co.	3,909,726	68,224,719
Honeywell International Inc.	345,754	53,024,833
Raven Industries Inc.	16,432	564,439
Roper Technologies Inc.	46,078	11,934,202

		200,070,230
INSURANCE — 2.84%
1347 Property Insurance Holdings Inc.[a]	3,337	24,360
Aflac Inc.	177,261	15,559,971
Alleghany Corp.[a]	5,450	3,248,691
Allstate Corp. (The)	167,483	17,537,145
American Equity Investment Life Holding Co.	12,764	392,238
American Financial Group Inc./OH	33,775	3,665,939
American International Group Inc.	407,818	24,297,796
American National Insurance Co.	4,111	527,236
AMERISAFE Inc.	6,027	371,263
AmTrust Financial Services Inc.	61,444	618,741
Aon PLC	118,611	15,893,874
Arch Capital Group Ltd.[a]	58,789	5,336,278
Argo Group International Holdings Ltd.	15,744	970,618
Arthur J Gallagher & Co.	78,330	4,956,722
Aspen Insurance Holdings Ltd.	24,412	991,127
Assurant Inc.	28,454	2,869,301
Assured Guaranty Ltd.	61,622	2,087,137
Athene Holding Ltd. Class Aa	25,155	1,300,765
Atlantic American Corp.	749	2,509
Atlas Financial Holdings Inc.[a]	4,291	88,180
Axis Capital Holdings Ltd.	42,041	2,112,981
Baldwin & Lyons Inc. Class A	175	4,263
Baldwin & Lyons Inc. Class B	3,982	95,369
Blue Capital Reinsurance Holdings Ltd.	3,384	40,777
Brighthouse Financial Inc.[a]	45,067	2,642,729
Brown & Brown Inc.	50,248	2,585,762
Chubb Ltd.	214,123	31,289,794
Cincinnati Financial Corp.	69,958	5,244,751
Citizens Inc./TXa,b	20,515	150,785
CNA Financial Corp.	12,214	647,953
CNO Financial Group Inc.	41,242	1,018,265
Conifer Holdings Inc.[a]	833	4,831

Security	Shares	Value
Crawford & Co. Class A	8,085	$68,723
Crawford & Co. Class B	4,805	46,224
Donegal Group Inc. Class A	3,848	66,570
eHealth Inc.[a]	8,020	139,307
EMC Insurance Group Inc.	3,937	112,953
Employers Holdings Inc.	20,151	894,704
Enstar Group Ltd.[a]	4,762	955,972
Erie Indemnity Co. Class A	10,473	1,276,030
Everest Re Group Ltd.	19,024	4,209,250
FBL Financial Group Inc. Class A	6,828	475,570
Federated National Holding Co.	4,904	81,259
First Acceptance Corp.[a]	8,288	9,863
First American Financial Corp.	47,645	2,670,026
FNF Group	124,368	4,880,200
Genworth Financial Inc. Class Aa	224,075	696,873
Global Indemnity Ltd.[a]	4,031	169,383
Greenlight Capital Re Ltd. Class Aa	13,018	261,662
Hallmark Financial Services Inc.[a]	7,390	77,078
Hanover Insurance Group Inc. (The)	20,184	2,181,487
Hartford Financial Services Group Inc. (The)	169,579	9,543,906
HCI Group Inc.	3,058	91,434
Health Insurance Innovations Inc. Class Aa,b	3,958	98,752
Heritage Insurance Holdings Inc.[b]	11,704	210,906
Horace Mann Educators Corp.	17,191	758,123
Independence Holding Co.	3,849	105,655
Infinity Property & Casualty Corp.	4,133	438,098
Investors Title Co.	321	63,670
James River Group Holdings Ltd.	7,494	299,835
Kemper Corp.	21,206	1,461,093
Kingstone Companies Inc.	3,342	62,830
Lincoln National Corp.	103,619	7,965,193
Loews Corp.	134,719	6,739,992
Maiden Holdings Ltd.	14,308	94,433
Markel Corp.[a]	7,093	8,079,849
Marsh & McLennan Companies Inc.	233,984	19,043,958
MBIA Inc.[a,b]	58,447	427,832
Mercury General Corp.	16,346	873,530
MetLife Inc.	487,527	24,649,365
National General Holdings Corp.	25,315	497,187
National Security Group Inc. (The)	249	4,096
National Western Life Group Inc. Class A	423	140,021
Navigators Group Inc. (The)	15,128	736,734
Old Republic International Corp.	111,533	2,384,576
Primerica Inc.	20,289	2,060,348
Principal Financial Group Inc.	119,874	8,458,309
ProAssurance Corp.	24,153	1,380,344
Progressive Corp. (The)	263,026	14,813,624
Prudential Financial Inc.	187,879	21,602,327
Reinsurance Group of America Inc.	30,122	4,696,923
RenaissanceRe Holdings Ltd.	18,033	2,264,764
RLI Corp.	17,377	1,054,089
Safety Insurance Group Inc.	2,936	236,054
Selective Insurance Group Inc.	25,422	1,492,271
State Auto Financial Corp.	7,471	217,556
Stewart Information Services Corp.	7,579	320,592
Third Point Reinsurance Ltd.[a]	27,840	407,856
Torchmark Corp.	49,680	4,506,473
Travelers Companies Inc. (The)	122,495	16,615,222
Trupanion Inc.[a,b]	7,339	214,813
Unico American Corp.[a]	619	5,262

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
United Fire Group Inc.	5,340	$243,397
United Insurance Holdings Corp.	5,390	92,978
Universal Insurance Holdings Inc.	12,803	350,162
Unum Group	106,941	5,869,991
Validus Holdings Ltd.	37,596	1,764,004
White Mountains Insurance Group Ltd.	1,597	1,359,494
Willis Towers Watson PLC	60,715	9,149,143
WMIH Corp.[a]	45,076	38,274
WR Berkley Corp.	44,786	3,208,917
XL Group Ltd.	126,679	4,454,034

		357,499,574
INTERNET & DIRECT MARKETING RETAIL — 2.47%
1-800-Flowers.com Inc. Class Aa	7,566	80,956
Amazon.com Inc.[a]	181,730	212,527,783
CafePress Inc.[a]	3,864	7,110
Duluth Holdings Inc. Class Ba,b	3,714	66,295
EVINE Live Inc.[a]	20,324	28,454
Expedia Inc.	53,888	6,454,166
FTD Companies Inc.[a]	8,198	58,944
Gaia Inc.[a]	8,100	100,440
Groupon Inc.[a,b]	188,662	962,176
HSN Inc.	20,159	813,416
JRjr33 Inc.[a]	4,882	903
Lands’ End Inc.[a,b]	7,985	156,107
Liberty Expedia Holdings Inc. Class Aa	25,761	1,141,985
Liberty Interactive Corp. QVC Group Series Aa,b	187,599	4,581,168
Liberty TripAdvisor Holdings Inc. Class Aa	32,051	302,081
Liberty Ventures Series Aa	41,556	2,253,997
Netflix Inc.[a]	194,462	37,328,925
Nutrisystem Inc.	12,484	656,658
Overstock.com Inc.[a,b]	7,561	483,148
PetMed Express Inc.	13,499	614,204
Priceline Group Inc. (The)[a]	22,025	38,273,723
Shutterfly Inc.[a]	16,069	799,433
TripAdvisor Inc.[a,b]	51,562	1,776,827
U.S. Auto Parts Network Inc.[a]	7,942	20,014
Wayfair Inc. Class Aa	18,152	1,457,061

		310,945,974
INTERNET SOFTWARE & SERVICES — 4.40%
2U Inc.[a,b]	21,551	1,390,255
Actua Corp.[a]	16,426	256,246
Akamai Technologies Inc.[a]	78,147	5,082,681
Alarm.com Holdings Inc.[a]	11,270	425,443
Alphabet Inc. Class Aa	134,680	141,871,912
Alphabet Inc. Class Ca	136,856	143,206,118
Amber Road Inc.[a]	4,854	35,628
ANGI Homeservices Inc.[a]	18,630	194,870
Appfolio Inc. Class Aa	4,255	176,583
AutoWeb Inc.[a]	2,522	22,723
Bazaarvoice Inc.[a]	28,830	157,124
Benefitfocus Inc.[a,b]	4,880	131,760
Blucora Inc.[a]	17,272	381,711
Box Inc. Class Aa,b	36,336	767,416
Brightcove Inc.[a]	15,676	111,300
BroadVision Inc.[a]	885	3,186

Security	Shares	Value
Carbonite Inc.[a,b]	8,288	$208,029
Care.com Inc.[a,b]	4,982	89,875
Cars.com Inc.[a,b]	32,573	939,405
ChannelAdvisor Corp.[a]	11,478	103,302
Cornerstone OnDemand Inc.[a]	21,155	747,406
CoStar Group Inc.[a]	15,782	4,686,465
Coupa Software Inc.[a]	8,573	267,649
Determine Inc.[a]	3,924	7,102
DHI Group Inc.[a]	17,361	32,986
eBay Inc.[a]	454,272	17,144,225
eGain Corp.[a]	8,209	43,097
Endurance International Group Holdings Inc.[a,b]	28,214	236,998
Envestnet Inc.[a]	16,670	831,000
Etsy Inc.[a]	48,648	994,852
Facebook Inc. Class Aa	1,083,644	191,219,820
Five9 Inc.[a]	23,724	590,253
Glowpoint Inc.[a,b]	7,519	2,707
GoDaddy Inc. Class Aa,b	35,822	1,801,130
Gogo Inc.[a,b]	20,751	234,071
GrubHub Inc.[a,b]	40,430	2,902,874
GTT Communications Inc.[a,b]	12,228	574,105
Hortonworks Inc.[a,b]	16,573	333,283
IAC/InterActiveCorp[a]	33,638	4,113,255
Instructure Inc.[a]	3,481	115,221
Internap Corp.[a]	6,142	96,491
Inuvo Inc.[a]	9,147	7,409
iPass Inc.[a]	24,534	12,755
Issuer Direct Corp.	318	5,835
IZEA Inc.[a]	3,697	16,710
j2 Global Inc.	24,183	1,814,451
Leaf Group Ltd.[a]	4,983	49,332
Limelight Networks Inc.[a]	28,816	127,079
Liquidity Services Inc.[a]	11,938	57,899
LivePerson Inc.[a]	20,890	240,235
LogMeIn Inc.	24,038	2,752,351
Marchex Inc. Class Ba	12,429	40,146
Marin Software Inc.[a]	1,625	17,875
Match Group Inc.[a,b]	17,059	534,117
Meet Group Inc. (The)[a,b]	17,316	48,831
MINDBODY Inc. Class Aa,b	8,070	245,732
Net Element Inc.[a]	51	568
New Relic Inc.[a]	21,412	1,236,971
NIC Inc.	25,612	425,159
Nutanix Inc. Class Aa	26,727	942,929
Pandora Media Inc.[a,b]	111,526	537,555
Q2 Holdings Inc.[a]	9,113	335,814
QuinStreet Inc.[a]	16,208	135,823
Qumu Corp.[a]	4,741	10,857
Quotient Technology Inc.[a,b]	28,047	329,552
Reis Inc.	4,109	84,851
Remark Holdings Inc.[a,b]	7,467	72,654
SharpSpring Inc.[a]	3,418	15,039
Shutterstock Inc.[a]	8,346	359,128
SPS Commerce Inc.[a]	7,940	385,805
Stamps.com Inc.[a,b]	8,090	1,520,920
Support.com Inc.[a]	5,669	13,719
Synacor Inc.[a,b]	12,139	27,920
TechTarget Inc.[a]	8,083	112,515
Telaria Inc.[a]	15,577	62,775
Trade Desk Inc. (The) Class Aa,b	8,676	396,753

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
Travelzoo[a]	3,822	$24,652
TrueCar Inc.[a]	25,496	285,555
Twilio Inc. Class Aa	28,638	675,857
Twitter Inc.[a]	289,480	6,950,415
VeriSign Inc.[a,b]	41,776	4,780,845
Web.com Group Inc.[a,b]	21,396	466,433
XO Group Inc.[a]	11,457	211,496
Yelp Inc.[a,b]	33,892	1,422,108
YuMe Inc.	8,191	39,153
Zillow Group Inc. Class Aa	20,306	827,266
Zillow Group Inc. Class Ca,b	45,663	1,868,530

		553,060,931
IT SERVICES — 3.91%
Accenture PLC Class A	279,090	42,725,888
Acxiom Corp.[a]	33,580	925,465
ALJ Regional Holdings Inc.[a,b]	5,005	15,766
Alliance Data Systems Corp.	23,227	5,887,580
Automatic Data Processing Inc.	202,964	23,785,351
Black Knight Inc.[a]	47,722	2,106,926
Blackhawk Network Holdings Inc.[a]	24,766	882,908
Booz Allen Hamilton Holding Corp.	77,893	2,970,060
Broadridge Financial Solutions Inc.	52,989	4,799,744
CACI International Inc. Class Aa	11,643	1,540,951
Cardtronics PLC Class Aa	20,141	373,011
Cass Information Systems Inc.	4,517	262,935
Cognizant Technology Solutions Corp. Class A	268,390	19,061,058
Computer Task Group Inc.[a]	7,512	38,311
Conduent Inc.[a,b]	74,296	1,200,623
Convergys Corp.	41,921	985,144
CoreLogic Inc./U.S.[a]	40,367	1,865,359
CSG Systems International Inc.	13,242	580,264
CSP Inc.	681	10,821
CSRA Inc.	81,159	2,428,277
DST Systems Inc.	26,116	1,621,020
DXC Technology Co.	126,383	11,993,747
Edgewater Technology Inc.[a]	4,726	29,490
EPAM Systems Inc.[a]	19,772	2,124,106
Euronet Worldwide Inc.[a,b]	21,289	1,794,024
Everi Holdings Inc.[a]	29,089	219,331
EVERTEC Inc.	28,540	389,571
ExlService Holdings Inc.[a]	15,759	951,056
Fidelity National Information Services Inc.	149,428	14,059,681
First Data Corp. Class Aa	194,589	3,251,582
Fiserv Inc.[a]	95,845	12,568,155
FleetCor Technologies Inc.[a,b]	42,242	8,128,628
Gartner Inc.[a]	40,519	4,989,915
Genpact Ltd.	58,202	1,847,331
Global Payments Inc.	69,327	6,949,338
Hackett Group Inc. (The)	11,648	182,990
Information Services Group Inc.[a,b]	13,117	54,698
Innodata Inc.[a]	12,146	16,519
Inpixon[a,b]	609	128
International Business Machines Corp.	386,751	59,335,338
Jack Henry & Associates Inc.	33,853	3,959,447
JetPay Corp.[a]	3,967	10,116
Leidos Holdings Inc.	62,520	4,036,916
ManTech International Corp./VA Class A	11,571	580,749
Mastercard Inc. Class A	423,228	64,059,790

Security	Shares	Value
Mattersight Corp.[a,b]	7,452	$19,003
MAXIMUS Inc.	28,756	2,058,354
ModusLink Global Solutions Inc.[a]	20,543	51,152
MoneyGram International Inc.[a,b]	12,568	165,646
Paychex Inc.	149,698	10,191,440
Payment Data Systems Inc.[a,b]	908	2,279
PayPal Holdings Inc.[a]	510,269	37,566,004
Perficient Inc.[a]	16,201	308,953
PFSweb Inc.[a]	7,383	54,856
PRGX Global Inc.[a]	11,646	82,687
Sabre Corp.	102,663	2,104,592
Science Applications International Corp.	20,872	1,598,169
ServiceSource International Inc.[a,b]	24,957	77,117
Square Inc. Class Aa,b	113,493	3,934,802
StarTek Inc.[a,b]	4,774	47,597
Sykes Enterprises Inc.[a]	16,645	523,485
Syntel Inc.[a]	13,123	301,698
Teradata Corp.[a,b]	66,818	2,569,820
Total System Services Inc.	74,419	5,885,799
Travelport Worldwide Ltd.	50,121	655,081
TTEC Holdings Inc.	7,947	319,867
Unisys Corp.[a,b]	21,275	173,391
Virtusa Corp.[a]	12,212	538,305
Visa Inc. Class Ab	824,747	94,037,653
Western Union Co. (The)	219,388	4,170,566
WEX Inc.[a]	16,730	2,362,778
WidePoint Corp.[a,b]	33,748	21,946
Worldpay Inc. Class Aa	74,304	5,465,059

		490,888,207
LEISURE PRODUCTS — 0.13%
American Outdoor Brands Corp.[a,b]	24,207	310,818
Brunswick Corp./DE	40,780	2,251,872
Callaway Golf Co.[b]	41,431	577,134
Clarus Corp.[a]	10,944	85,910
Escalade Inc.	4,120	50,676
Hasbro Inc.	54,328	4,937,872
JAKKS Pacific Inc.[a]	7,584	17,822
Johnson Outdoors Inc. Class A	3,422	212,472
Malibu Boats Inc. Class Aa,b	8,170	242,894
Marine Products Corp.	1,322	16,842
Mattel Inc.	153,575	2,361,984
MCBC Holdings Inc.[a]	3,451	76,681
Nautilus Inc.[a]	12,436	166,021
Polaris Industries Inc.	27,709	3,435,639
Sturm Ruger & Co. Inc.[b]	8,382	468,135
Summer Infant Inc.[a]	4,812	7,218
Vista Outdoor Inc.[a]	40,825	594,820

		15,814,810
LIFE SCIENCES TOOLS & SERVICES — 0.78%
Accelerate Diagnostics Inc.[a,b]	13,140	344,268
Agilent Technologies Inc.	145,008	9,711,186
Bio-Rad Laboratories Inc. Class Aa	9,782	2,334,670
Bio-Techne Corp.	23,291	3,017,349
Bioanalytical Systems Inc.[a,b]	3,426	8,462
Bruker Corp.	49,293	1,691,736

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
Cambrex Corp.[a,b]	16,039	$769,872
Charles River Laboratories International Inc.[a]	21,595	2,363,573
ChromaDex Corp.[a,b]	7,899	46,446
Enzo Biochem Inc.[a]	17,292	140,930
Fluidigm Corp.[a,b]	8,823	51,967
Harvard Bioscience Inc.[a]	50,254	165,838
Illumina Inc.[a]	66,876	14,611,737
IQVIA Holdings Inc.[a]	66,174	6,478,435
Luminex Corp.	13,493	265,812
Mettler-Toledo International Inc.[a]	11,646	7,214,930
NanoString Technologies Inc.[a]	4,782	35,722
NeoGenomics Inc.[a,b]	24,895	220,570
Pacific Biosciences of California Inc.[a]	45,658	120,537
PerkinElmer Inc.	48,695	3,560,578
PRA Health Sciences Inc.[a]	22,739	2,070,841
pSivida Corp.[a,b]	13,013	14,054
Syneos Health Inc.	28,089	1,224,680
Thermo Fisher Scientific Inc.	180,853	34,340,368
Waters Corp.[a]	37,464	7,237,670

		98,042,231
MACHINERY — 2.17%
Actuant Corp. Class Ab	25,428	643,328
AGCO Corp.	33,551	2,396,548
Alamo Group Inc.	3,374	380,823
Albany International Corp. Class A	12,434	764,069
Allison Transmission Holdings Inc.	64,476	2,776,981
Altra Industrial Motion Corp.	12,086	609,134
American Railcar Industries Inc.	4,046	168,475
ARC Group Worldwide Inc.[a]	3,849	8,083
Art’s-Way Manufacturing Co. Inc.[a]	304	904
Astec Industries Inc.	8,231	481,514
Barnes Group Inc.	21,476	1,358,787
Blue Bird Corp.[a]	21,665	431,134
Briggs & Stratton Corp.	19,931	505,650
Caterpillar Inc.	267,513	42,154,699
Chart Industries Inc.[a,b]	12,985	608,477
Chicago Rivet & Machine Co.[b]	125	3,975
CIRCOR International Inc.	7,940	386,519
Colfax Corp.[a]	44,921	1,779,770
Columbus McKinnon Corp./NY	8,451	337,871
Commercial Vehicle Group Inc.[a]	12,090	129,242
Crane Co.	21,158	1,887,717
Cummins Inc.	70,080	12,378,931
Deere & Co.	143,942	22,528,362
DMC Global Inc.	4,902	122,795
Donaldson Co. Inc.	58,652	2,871,015
Douglas Dynamics Inc.	9,397	355,207
Dover Corp.	73,428	7,415,494
Eastern Co. (The)	3,366	88,021
Energy Recovery Inc.[a,b]	7,586	66,378
EnPro Industries Inc.	8,943	836,260
ESCO Technologies Inc.	12,269	739,207
ExOne Co. (The)[a,b]	4,264	35,818
Federal Signal Corp.	28,070	563,926
Flowserve Corp.	63,417	2,671,758
Fortive Corp.	137,087	9,918,244
Franklin Electric Co. Inc.	16,588	761,389
FreightCar America Inc.	4,841	82,684

Security	Shares	Value
Gardner Denver Holdings Inc.[a]	25,240	$856,393
Gencor Industries Inc.[a]	3,843	63,602
Global Brass & Copper Holdings Inc.	11,296	373,898
Gorman-Rupp Co. (The)	8,272	258,169
Graco Inc.	73,908	3,342,120
Graham Corp.	4,256	89,078
Greenbrier Companies Inc. (The)	12,080	643,864
Hardinge Inc.	4,979	86,734
Harsco Corp.[a]	36,171	674,589
Hillenbrand Inc.	28,525	1,275,068
Hurco Companies Inc.	3,492	147,362
Hyster-Yale Materials Handling Inc.	4,150	353,414
IDEX Corp.	32,815	4,330,596
Illinois Tool Works Inc.	140,339	23,415,562
Ingersoll-Rand PLC	116,374	10,379,397
ITT Inc.	40,271	2,149,263
Jason Industries Inc.[a]	8,024	19,017
John Bean Technologies Corp.[b]	19,414	2,151,071
Kadant Inc.	4,502	452,001
Kennametal Inc.	36,554	1,769,579
Key Technology Inc.[a]	3,291	60,653
LB Foster Co. Class Aa	4,253	115,469
Lincoln Electric Holdings Inc.	28,448	2,605,268
Lindsay Corp.	4,377	386,051
Liqtech International Inc.[a]	12,414	7,054
LS Starrett Co. (The) Class A	3,444	29,618
Lydall Inc.[a]	8,699	441,474
Manitex International Inc.[a]	7,474	71,750
Manitowoc Co. Inc. (The)[a]	15,250	599,935
Meritor Inc.[a]	41,899	982,951
Middleby Corp. (The)[a,b]	25,026	3,377,259
Milacron Holdings Corp.[a]	30,103	576,171
Miller Industries Inc./TN	18,995	490,071
Mueller Industries Inc.	24,340	862,366
Mueller Water Products Inc. Class A	73,300	918,449
Navistar International Corp.[a,b]	36,781	1,577,169
NN Inc.	12,187	336,361
Nordson Corp.	24,340	3,563,376
Omega Flex Inc.	3,344	238,795
Oshkosh Corp.	33,193	3,016,912
PACCAR Inc.	157,257	11,177,828
Park-Ohio Holdings Corp.	4,038	185,546
Parker-Hannifin Corp.	60,906	12,155,620
Pentair PLC	79,096	5,585,760
Perma-Pipe International Holdings Inc.[a]	3,812	34,308
Proto Labs Inc.[a,b]	11,621	1,196,963
RBC Bearings Inc.[a]	11,560	1,461,184
REV Group Inc.	8,622	280,474
Rexnord Corp.[a,b]	45,135	1,174,413
Snap-on Inc.	27,086	4,721,090
Spartan Motors Inc.	15,889	250,252
SPX Corp.[a]	17,183	539,374
SPX FLOW Inc.[a]	19,907	946,578
Standex International Corp.	4,854	494,380
Stanley Black & Decker Inc.	68,941	11,698,598
Sun Hydraulics Corp.	12,051	779,579
Taylor Devices Inc.[a]	702	9,477
Tennant Co.	9,350	679,278
Terex Corp.	49,071	2,366,204
Timken Co. (The)	29,659	1,457,740

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
Titan International Inc.	20,321	$261,735
Toro Co. (The)	50,178	3,273,111
TriMas Corp.[a]	20,347	544,282
Trinity Industries Inc.	66,506	2,491,315
Twin Disc Inc.[a]	4,198	111,541
Wabash National Corp.[b]	28,903	627,195
WABCO Holdings Inc.[a]	21,546	3,091,851
Wabtec Corp./DEb	40,654	3,310,455
Watts Water Technologies Inc. Class A	12,343	937,451
Welbilt Inc.[a]	61,167	1,438,036
Woodward Inc.	24,595	1,882,501
WSI Industries Inc.[a]	3,243	19,458
Xerium Technologies Inc.[a]	4,370	18,616
Xylem Inc./NY	78,557	5,357,587

		272,896,898
MARINE — 0.02%
Genco Shipping & Trading Ltd.[a]	9,335	124,342
Kirby Corp.[a,b]	24,317	1,624,376
Matson Inc.	16,585	494,897
Pangaea Logistics Solutions Ltd.[a]	4,154	15,328
Rand Logistics Inc.[a,b]	8,943	1,395

		2,260,338
MEDIA — 2.77%
AH Belo Corp. Class A	8,499	40,795
AMC Entertainment Holdings Inc. Class Ab	24,140	364,514
AMC Networks Inc. Class Aa	28,048	1,516,836
Ballantyne Strong Inc.[a]	4,913	22,845
Beasley Broadcast Group Inc. Class A	904	12,114
Cable One Inc.	2,635	1,853,327
CBS Corp. Class A	3,868	229,527
CBS Corp. Class B NVS	164,266	9,691,694
Central European Media Enterprises Ltd. Class Aa	33,065	153,752
Charter Communications Inc. Class Aa	88,172	29,622,265
Cinedigm Corp. Class Aa	4,222	6,333
Cinemark Holdings Inc.	52,318	1,821,713
Clear Channel Outdoor Holdings Inc. Class A	15,880	73,048
Comcast Corp. Class A	2,112,070	84,588,403
Daily Journal Corp.[a,b]	181	41,670
Discovery Communications Inc. Class Aa,b	72,745	1,628,033
Discovery Communications Inc. Class C NVS[a,b]	94,980	2,010,727
DISH Network Corp. Class Aa	99,715	4,761,391
Emmis Communications Corp. Class Aa	3,922	13,884
Entercom Communications Corp. Class A	36,137	390,280
Entravision Communications Corp. Class A	24,780	177,177
EW Scripps Co. (The) Class Aa,b	24,011	375,292
Gannett Co. Inc.	86,913	1,007,322
Global Eagle Entertainment Inc.[a,b]	20,612	47,201
Gray Television Inc.[a,b]	29,059	486,738
Harte-Hanks Inc.[a]	20,622	19,564
Hemisphere Media Group Inc.[a]	4,278	49,411
Insignia Systems Inc.	4,810	5,724
Interpublic Group of Companies Inc. (The)	187,036	3,770,646
John Wiley & Sons Inc. Class A	20,865	1,371,874
Lee Enterprises Inc.[a]	24,704	58,054
Liberty Broadband Corp. Class Aa	11,783	1,002,144

Security	Shares	Value
Liberty Broadband Corp. Class Ca,b	68,937	$5,870,675
Liberty Global PLC Series Aa,b	108,263	3,880,146
Liberty Global PLC Series C NVS[a,b]	260,740	8,823,442
Liberty Global PLC LiLAC Class Aa	23,772	479,006
Liberty Global PLC LiLAC Class Ca,b	48,815	970,930
Liberty Media Corp.-Liberty Braves Class Ca,b	11,292	250,908
Liberty Media Corp.-Liberty Formula One Class Aa,b	7,401	242,161
Liberty Media Corp.-Liberty Formula One Class Ca,b	83,932	2,867,117
Liberty Media Corp.-Liberty SiriusXM Class Aa	41,978	1,664,847
Liberty Media Corp.-Liberty SiriusXM Class Ca	89,643	3,555,241
Lions Gate Entertainment Corp. Class Aa	21,233	717,888
Lions Gate Entertainment Corp. Class Ba,b	50,494	1,602,680
Live Nation Entertainment Inc.[a]	65,384	2,783,397
Loral Space & Communications Inc.[a]	13	573
Madison Square Garden Co. (The) Class Aa	7,816	1,648,004
McClatchy Co. (The) Class Aa,b	3,436	30,683
Meredith Corp.	17,712	1,169,878
MSG Networks Inc. Class Aa,b	32,870	665,617
National CineMedia Inc.	58,002	397,894
New Media Investment Group Inc.	16,784	281,636
New York Times Co. (The) Class A	53,752	994,412
News Corp. Class A	186,263	3,019,323
News Corp. Class B	56,954	945,436
Nexstar Media Group Inc. Class A	23,455	1,834,181
NTN Buzztime Inc.[a]	331	1,394
Omnicom Group Inc.	104,855	7,636,590
Reading International Inc. Class Aa	7,940	132,598
Regal Entertainment Group Class A	44,865	1,032,344
Saga Communications Inc. Class A	3,250	131,462
Salem Media Group Inc. Class A	4,902	22,059
Scholastic Corp.	12,145	487,136
Scripps Networks Interactive Inc. Class A	41,761	3,565,554
Sinclair Broadcast Group Inc. Class A	29,602	1,120,436
Sirius XM Holdings Inc.[b]	769,655	4,125,351
SPAR Group Inc.[a]	3,454	4,248
TEGNA Inc.	97,719	1,375,884
Time Inc.	50,224	926,633
Time Warner Inc.	349,283	31,948,916
Townsquare Media Inc. Class Aa,b	4,286	32,916
Tribune Media Co. Class A	33,827	1,436,633
tronc Inc.[a]	3,050	53,649
Twenty-First Century Fox Inc. Class A	481,856	16,638,488
Twenty-First Century Fox Inc. Class B	193,951	6,617,608
Urban One Inc.[a]	12,658	22,152
Urban One Inc. Class Aa	233	431
Viacom Inc. Class Ab	10,887	379,956
Viacom Inc. Class B NVS	155,450	4,789,414
Walt Disney Co. (The)	682,444	73,369,554
World Wrestling Entertainment Inc. Class A	15,769	482,216
Xcel Brands Inc.[a]	315	1,040

		348,245,035
METALS & MINING — 0.47%
AK Steel Holding Corp.[a,b]	144,667	818,815
Alcoa Corp.[a]	77,461	4,172,824
Allegheny Technologies Inc.[a]	49,762	1,201,255
Ampco-Pittsburgh Corp.	4,040	50,096
Carpenter Technology Corp.	20,868	1,064,059
Century Aluminum Co.[a,b]	25,705	504,846

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
Cleveland-Cliffs Inc.[a,b]	118,086	$851,400
Coeur Mining Inc.[a,b]	73,702	552,765
Commercial Metals Co.	50,154	1,069,283
Compass Minerals International Inc.	16,870	1,218,858
Comstock Mining Inc.[a,b]	11,353	4,428
Freeport-McMoRan Inc.[a]	588,863	11,164,843
Friedman Industries Inc.	3,849	21,862
General Moly Inc.[a]	45,042	14,837
Gerber Scientific Inc. Escrow[a,d]	664	7
Gold Resource Corp.	24,743	108,869
Golden Minerals Co.[a,b]	41,954	18,124
Haynes International Inc.	4,811	154,193
Hecla Mining Co.[b]	173,270	687,882
Kaiser Aluminum Corp.	8,972	958,658
Materion Corp.	13,074	635,396
McEwen Mining Inc.[b]	77,502	176,705
Newmont Mining Corp.	231,391	8,681,790
Nucor Corp.	143,834	9,144,966
Olympic Steel Inc.	4,133	88,818
Paramount Gold Nevada Corp.[a]	3,498	4,547
Pershing Gold Corp.[a,b]	8,137	19,529
Reliance Steel & Aluminum Co.	33,231	2,850,888
Royal Gold Inc.	32,529	2,671,281
Ryerson Holding Corp.[a]	7,508	78,083
Schnitzer Steel Industries Inc. Class A	12,188	408,298
Solitario Zinc Corp.[a,b]	16,248	9,791
Steel Dynamics Inc.	107,374	4,631,041
SunCoke Energy Inc.[a]	28,782	345,096
Synalloy Corp.	4,208	56,387
TimkenSteel Corp.[a]	16,623	252,503
U.S. Antimony Corp.[a]	32,302	10,337
U.S. Steel Corp.	78,774	2,772,057
Universal Stainless & Alloy Products Inc.[a]	3,847	82,403
Worthington Industries Inc.	20,487	902,657

		58,460,477
MORTGAGE REAL ESTATE INVESTMENT — 0.22%
AG Mortgage Investment Trust Inc.	7,619	144,837
AGNC Investment Corp.	176,168	3,556,832
Annaly Capital Management Inc.	489,612	5,821,487
Anworth Mortgage Asset Corp.	28,511	155,100
Apollo Commercial Real Estate Finance Inc.[b]	33,098	610,658
Arbor Realty Trust Inc.[b]	17,383	150,189
Ares Commercial Real Estate Corp.	11,089	143,048
ARMOUR Residential REIT Inc.	15,819	406,865
Blackstone Mortgage Trust Inc. Class Ab	52,796	1,698,975
Capstead Mortgage Corp.	29,336	253,756
Cherry Hill Mortgage Investment Corp.	3,476	62,533
Chimera Investment Corp.	85,909	1,587,598
CYS Investments Inc.[b]	66,769	536,155
Dynex Capital Inc.	20,793	145,759
Ellington Residential Mortgage REIT	3,494	42,068
Five Oaks Investment Corp.	7,230	28,920
Granite Point Mortgage Trust Inc.	16,775	297,589
Great Ajax Corp.	7,940	109,731
Hannon Armstrong Sustainable Infrastructure Capital Inc.[b]	16,891	406,398
Invesco Mortgage Capital Inc.	66,273	1,181,648
Ladder Capital Corp.[b]	64,521	879,421
Manhattan Bridge Capital Inc.	879	5,208

Security	Shares	Value
MFA Financial Inc.	192,741	$1,526,509
MTGE Investment Corp.	20,232	374,292
New Residential Investment Corp.[b]	146,758	2,624,033
New York Mortgage Trust Inc.	40,833	251,940
Orchid Island Capital Inc.[b]	7,840	72,755
Owens Realty Mortgage Inc.	4,173	66,810
PennyMac Mortgage Investment Trust[c]	17,161	275,777
Redwood Trust Inc.[b]	33,826	501,301
Resource Capital Corp.[b]	11,652	109,179
Starwood Property Trust Inc.	115,449	2,464,836
Sutherland Asset Management Corp.	1,973	29,891
Two Harbors Investment Corp.	88,513	1,439,221
Western Asset Mortgage Capital Corp.[b]	14,122	140,514

		28,101,833
MULTI-UTILITIES — 0.88%
Ameren Corp.	111,450	6,574,435
Avista Corp.	25,104	1,292,605
Black Hills Corp.	23,881	1,435,487
CenterPoint Energy Inc.	193,899	5,498,976
CMS Energy Corp.	123,636	5,847,983
Consolidated Edison Inc.	139,876	11,882,466
Dominion Energy Inc.	292,289	23,692,946
DTE Energy Co.	81,038	8,870,419
MDU Resources Group Inc.	86,616	2,328,238
NiSource Inc.	143,360	3,680,051
NorthWestern Corp.	17,778	1,061,347
Public Service Enterprise Group Inc.	230,454	11,868,381
SCANA Corp.	55,802	2,219,804
Sempra Energy	114,060	12,195,295
Unitil Corp.	4,891	223,127
Vectren Corp.	36,985	2,404,765
WEC Energy Group Inc.	143,588	9,538,551

		110,614,876
MULTILINE RETAIL — 0.42%
Big Lots Inc.	25,801	1,448,726
Dillard’s Inc. Class Ab	9,578	575,159
Dollar General Corp.	118,476	11,019,453
Dollar Tree Inc.[a]	110,349	11,841,551
Fred’s Inc. Class Ab	10,026	40,605
JC Penney Co. Inc.[a,b]	168,154	531,367
Kohl’s Corp.	76,409	4,143,660
Macy’s Inc.	136,550	3,439,694
Nordstrom Inc.	48,706	2,307,690
Ollie’s Bargain Outlet Holdings Inc.[a]	15,963	850,030
Sears Holdings Corp.[a,b]	62,813	224,871
Target Corp.	241,413	15,752,198
Tuesday Morning Corp.[a,b]	20,345	55,949

		52,230,953
OIL, GAS & CONSUMABLE FUELS — 4.90%
Abraxas Petroleum Corp.[a]	144,955	356,589
Adams Resources & Energy Inc.	606	26,361
Aemetis Inc.[a]	4,939	2,716
Amyris Inc.[a,b]	13,247	49,676

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
Anadarko Petroleum Corp.	251,357	$13,482,790
Andeavor	67,774	7,749,279
Antero Resources Corp.[a,b]	85,809	1,630,371
Apache Corp.	158,201	6,679,246
Approach Resources Inc.[a,b]	49,962	147,888
Arch Coal Inc. Class Ab	10,721	998,768
Barnwell Industries Inc.[a]	747	1,554
Bill Barrett Corp.[a]	53,886	276,435
Bonanza Creek Energy Inc.[a]	10,205	281,556
Cabot Oil & Gas Corp.	219,603	6,280,646
California Resources Corp.[a,b]	20,212	392,921
Callon Petroleum Co.[a,b]	118,062	1,434,453
Camber Energy Inc.[a]	28,636	3,499
Carrizo Oil & Gas Inc.[a]	42,710	908,869
Centennial Resource Development Inc./DE Class Aa	79,686	1,577,783
Centrus Energy Corp. Class Aa	3,495	14,015
Cheniere Energy Inc.[a,b]	91,367	4,919,199
Chesapeake Energy Corp.[a]	380,963	1,508,614
Chevron Corp.	856,762	107,258,035
Cimarex Energy Co.	40,722	4,968,491
Clean Energy Fuels Corp.[a,b]	53,421	108,445
Cloud Peak Energy Inc.[a]	29,524	131,382
CNX Resources Corp.[a]	99,726	1,458,991
Comstock Resources Inc.[a,b]	12,674	107,222
Concho Resources Inc.[a,b]	67,623	10,158,327
ConocoPhillips	531,864	29,194,015
CONSOL Energy Inc.[a]	12,465	492,492
Contango Oil & Gas Co.[a]	37,770	177,897
Continental Resources Inc./OKa,b	37,301	1,975,834
CVR Energy Inc.	19,154	713,295
Delek U.S. Holdings Inc.[b]	35,321	1,234,116
Denbury Resources Inc.[a]	220,118	486,461
Devon Energy Corp.	221,132	9,154,865
Diamondback Energy Inc.[a,b]	47,204	5,959,505
Dorian LPG Ltd.[a]	1,941	15,955
Earthstone Energy Inc. Class Aa	15,607	165,902
Eclipse Resources Corp.[a,b]	138,683	332,839
Energen Corp.[a]	41,251	2,374,820
Energy XXI Gulf Coast Inc.[a]	28,565	163,963
EOG Resources Inc.	256,619	27,691,756
EP Energy Corp. Class Aa,b	80,954	191,051
EQT Corp.	107,731	6,132,049
Erin Energy Corp.[a,b]	82,345	226,449
Evolution Petroleum Corp.	62,149	425,721
Extraction Oil & Gas Inc.[a,b]	43,566	623,429
Exxon Mobil Corp.	1,906,545	159,463,424
Gastar Exploration Inc.[a,b]	401,849	421,941
Gener8 Maritime Inc.[a,b]	53,569	354,627
Gevo Inc.[a,b]	4,815	2,842
Green Plains Inc.	28,483	479,939
Gulfport Energy Corp.[a]	95,176	1,214,446
Halcon Resources Corp.[a]	67,610	511,808
Hallador Energy Co.	8,109	49,384
Harvest Natural Resources Inc.[a,d]	8,626	7,505
Hess Corp.	121,091	5,748,190
HollyFrontier Corp.	88,905	4,553,714
Houston American Energy Corp.[a,b]	17,091	5,640
International Seaways Inc.[a]	25,013	461,740
Isramco Inc.[a,b]	145	15,174
Jones Energy Inc. Class Aa,b	53,579	58,937

Security	Shares	Value
Kinder Morgan Inc./DE	845,881	$15,285,070
Kosmos Energy Ltd.[a,b]	154,015	1,055,003
Laredo Petroleum Inc.[a,b]	98,971	1,050,082
Marathon Oil Corp.	381,432	6,457,644
Marathon Petroleum Corp.	224,213	14,793,574
Matador Resources Co.[a,b]	57,886	1,801,991
Murphy Oil Corp.	53,011	1,645,992
NACCO Industries Inc. Class A	14	527
Newfield Exploration Co.[a,b]	82,086	2,588,172
Noble Energy Inc.	214,372	6,246,800
Northern Oil and Gas Inc.[a]	673	1,380
Oasis Petroleum Inc.[a]	124,869	1,050,148
Occidental Petroleum Corp.	345,264	25,432,146
ONEOK Inc.	173,818	9,290,572
Overseas Shipholding Group Inc. Series Aa	1,987	5,444
Pacific Ethanol Inc.[a]	25,445	115,775
Panhandle Oil and Gas Inc. Class A	24,574	504,996
Par Pacific Holdings Inc.[a,b]	10,721	206,701
Parsley Energy Inc. Class Aa	114,345	3,366,317
PBF Energy Inc. Class A	45,069	1,597,696
PDC Energy Inc.[a]	35,709	1,840,442
Peabody Energy Corp.[a]	44,482	1,751,256
PEDEVCO Corp.[a]	1,000	320
PetroQuest Energy Inc.[a]	41,461	78,361
Phillips 66	189,074	19,124,835
Pioneer Natural Resources Co.	74,918	12,949,576
PrimeEnergy Corp.[a]	174	9,135
QEP Resources Inc.[a]	136,502	1,306,324
Range Resources Corp.	99,469	1,696,941
Renewable Energy Group Inc.[a,b]	33,175	391,465
Resolute Energy Corp.[a,b]	7,641	240,462
REX American Resources Corp.[a]	4,515	373,797
Rex Energy Corp.[a,b]	12,068	16,775
Ring Energy Inc.[a,b]	44,494	618,467
RSP Permian Inc.[a]	68,429	2,783,692
Sanchez Energy Corp.[a,b]	17,590	93,403
SandRidge Energy Inc.[a]	8,549	180,127
SemGroup Corp. Class A	42,595	1,286,369
SM Energy Co.[b]	56,298	1,243,060
Southwestern Energy Co.[a]	221,847	1,237,906
SRC Energy Inc.[a]	131,645	1,122,932
Targa Resources Corp.	103,273	5,000,479
Tellurian Inc.[a,b]	20,980	204,345
Torchlight Energy Resources Inc.[a,b]	98,551	132,058
TransAtlantic Petroleum Ltd.[a]	81,519	113,311
U.S. Energy Corp. Wyoming[a]	658	1,000
Ultra Petroleum Corp.[a]	90,857	823,164
Uranium Energy Corp.[a,b]	182,391	322,832
VAALCO Energy Inc.[a]	173,110	120,675
Valero Energy Corp.	189,843	17,448,470
Vertex Energy Inc.[a,b]	7,935	7,459
W&T Offshore Inc.[a]	953	3,154
Westmoreland Coal Co.[a]	7,387	8,938
Westwater Resources Inc.[a,b]	577	617
Whiting Petroleum Corp.[a,b]	43,393	1,149,047
Williams Companies Inc. (The)	380,602	11,604,555
World Fuel Services Corp.	41,511	1,168,120
WPX Energy Inc.[a]	183,841	2,586,643
Yuma Energy Inc.[a,b]	729	851

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
Zion Oil & Gas Inc.[a,b]	110,534	$238,753

		615,771,992
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.	16,633	663,657
Clearwater Paper Corp.[a]	8,099	367,695
Deltic Timber Corp.	4,330	396,411
Domtar Corp.	29,277	1,449,797
KapStone Paper and Packaging Corp.	40,349	915,519
Louisiana-Pacific Corp.[a]	62,648	1,645,136
Mercer International Inc.	19,804	283,197
Neenah Paper Inc.	7,964	721,937
PH Glatfelter Co.	19,844	425,455
Resolute Forest Products Inc.[a,b]	53,294	588,899
Schweitzer-Mauduit International Inc.	12,983	588,909

		8,046,612
PERSONAL PRODUCTS — 0.20%
Avon Products Inc.[a]	194,216	417,564
CCA Industries Inc.[a]	3,863	12,169
Coty Inc. Class A	228,766	4,550,156
Cyanotech Corp.[a]	812	3,207
DS Healthcare Group Inc.[a]	2,605	1
Edgewell Personal Care Co.[a]	25,469	1,512,604
elf Beauty Inc.[a,b]	12,074	269,371
Estee Lauder Companies Inc. (The) Class A	102,549	13,048,335
Herbalife Ltd.[a,b]	29,803	2,018,259
Inter Parfums Inc.	8,031	348,947
Lifevantage Corp.[a]	7,357	35,019
Mannatech Inc.	256	3,840
Medifast Inc.	4,129	288,246
MYOS RENS Technology Inc.[a]	307	414
Natural Alternatives International Inc.[a]	880	9,086
Natural Health Trends Corp.[b]	3,833	58,223
Nature’s Sunshine Products Inc.	4,071	47,020
Nu Skin Enterprises Inc. Class A	24,847	1,695,311
Reliv International Inc.[a]	258	1,269
Revlon Inc. Class Aa,b	4,364	95,135
United-Guardian Inc.	7,802	144,337
USANA Health Sciences Inc.[a,b]	7,699	570,111
Veru Inc.[a]	9,023	10,377

		25,139,001
PHARMACEUTICALS — 4.04%
AcelRx Pharmaceuticals Inc.[a,b]	13,058	26,442
Acer Therapeutics Inc.[a,b]	368	5,130
Aclaris Therapeutics Inc.[a,b]	8,494	209,462
Adamis Pharmaceuticals Corp.[a,b]	4,857	21,371
Aerie Pharmaceuticals Inc.[a,b]	13,239	791,030
Agile Therapeutics Inc.[a]	20,355	54,755
Akorn Inc.[a]	44,643	1,438,844
Alimera Sciences Inc.[a,b]	82,010	109,073
Allergan PLC	150,959	24,693,873
Amphastar Pharmaceuticals Inc.[a]	20,661	397,518
Ampio Pharmaceuticals Inc.[a]	119,674	487,073
ANI Pharmaceuticals Inc.[a,b]	4,287	276,297

Security	Shares	Value
Apricus Biosciences Inc.[a]	1,280	$2,355
Aradigm Corp.[a,b]	4,342	29,091
Aratana Therapeutics Inc.[a,b]	20,338	106,978
Assembly Biosciences Inc.[a]	16,193	732,733
Axsome Therapeutics Inc.[a]	7,832	43,859
Bio-Path Holdings Inc.[a,b]	37,806	7,656
BioDelivery Sciences International Inc.[a]	53,554	157,984
BioPharmX Corp.[a,b]	4,310	475
Bristol-Myers Squibb Co.	740,793	45,395,795
Catalent Inc.[a]	57,964	2,381,161
Cerecor Inc.[a,b]	3,600	11,520
Collegium Pharmaceutical Inc.[a,b]	15,743	290,616
ContraVir Pharmaceuticals Inc.[a,b]	32,453	11,683
Corcept Therapeutics Inc.[a,b]	48,398	874,068
Corium International Inc.[a,b]	5,009	48,137
CorMedix Inc.[a]	16,479	8,272
Cumberland Pharmaceuticals Inc.[a]	4,921	36,514
Cymabay Therapeutics Inc.[a]	8,336	76,691
Depomed Inc.[a]	29,195	235,020
Dermira Inc.[a,b]	12,575	349,711
Durect Corp.[a]	48,713	44,904
Egalet Corp.[a,b]	27,999	27,999
Eli Lilly & Co.	441,611	37,298,465
Endo International PLC[a]	85,847	665,314
Endocyte Inc.[a]	91,094	389,882
Evoke Pharma Inc.[a,b]	33,348	75,366
EyeGate Pharmaceuticals Inc.[a,b]	635	679
Flex Pharma Inc.[a]	13,212	46,110
Horizon Pharma PLC[a]	78,015	1,139,019
Impax Laboratories Inc.[a]	33,795	562,687
Imprimis Pharmaceuticals Inc.[a,b]	29,552	50,238
Innoviva Inc.[a]	37,285	529,074
Intersect ENT Inc.[a,b]	11,700	379,080
Intra-Cellular Therapies Inc.[a,b]	17,255	249,852
Jaguar Health Inc.[a,b]	83,125	11,305
Jazz Pharmaceuticals PLC[a,b]	30,015	4,041,520
Johnson & Johnson	1,212,640	169,430,061
Juniper Pharmaceuticals Inc.[a]	11,783	57,148
KemPharm Inc.[a]	3,338	13,519
Lannett Co. Inc.[a,b]	16,386	380,155
Lipocine Inc.[a,b]	37,009	127,311
Mallinckrodt PLC[a,b]	42,763	964,733
Marinus Pharmaceuticals Inc.[a]	52,944	432,023
Medicines Co. (The)[a]	36,752	1,004,800
Melinta Therapeutics Inc.[a]	6,488	102,510
Merck & Co. Inc.	1,229,038	69,157,968
Mylan NVa	236,241	9,995,357
MyoKardia Inc.[a]	7,885	331,959
Nektar Therapeutics[a]	73,859	4,410,860
Neos Therapeutics Inc.[a]	31,897	325,349
NovaBay Pharmaceuticals Inc.[a,b]	657	2,529
Novus Therapeutics Inc.[a,b]	317	1,224
Ocular Therapeutix Inc.[a,b]	19,912	88,608
Omeros Corp.[a,b]	24,941	484,604
Orexigen Therapeutics Inc.[a,b]	4,479	5,778
Pacira Pharmaceuticals Inc./DEa	15,701	716,751
Pain Therapeutics Inc.[a,b]	2,838	11,352
Paratek Pharmaceuticals Inc.[a]	7,900	141,410
Pernix Therapeutics Holdings Inc.[a,b]	28,984	69,562
Perrigo Co. PLC	61,913	5,396,337

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
Pfizer Inc.	2,688,495	$97,377,289
Phibro Animal Health Corp. Series A	11,919	399,287
PLx Pharma Inc.[a,b]	348	2,401
Prestige Brands Holdings Inc.[a]	24,503	1,088,178
ProPhase Labs Inc.[a]	123	267
Pulmatrix Inc.[a,b]	155	219
Reata Pharmaceuticals Inc. Series Aa	3,769	106,738
Repros Therapeutics Inc.[a]	13,004	8,584
Revance Therapeutics Inc.[a]	17,151	613,148
Ritter Pharmaceuticals Inc.[a,b]	82,919	27,314
SCYNEXIS Inc.[a,b]	41,587	96,482
Sonoma Pharmaceuticals Inc.[a]	3,216	17,656
Sucampo Pharmaceuticals Inc. Class Aa	7,445	133,638
Supernus Pharmaceuticals Inc.[a]	24,141	962,019
Teligent Inc.[a,b]	29,710	107,847
Tetraphase Pharmaceuticals Inc.[a]	49,082	309,217
TherapeuticsMD Inc.[a,b]	69,099	417,358
Theravance Biopharma Inc.[a,b]	20,405	569,095
Titan Pharmaceuticals Inc.[a,b]	8,182	10,841
VIVUS Inc.[a]	66,066	33,205
WaVe Life Sciences Ltd.[a]	4,581	160,793
Zoetis Inc.	228,088	16,431,460
Zogenix Inc.[a,b]	24,302	973,295
Zynerba Pharmaceuticals Inc.[a,b]	5,056	63,301

		508,384,221
PROFESSIONAL SERVICES — 0.41%
Acacia Research Corp.[a,b]	8,453	34,235
Barrett Business Services Inc.	3,820	246,352
CBIZ Inc.[a]	21,232	328,034
CRA International Inc.	4,066	182,767
DLH Holdings Corp.[a]	819	5,045
Dun & Bradstreet Corp. (The)	20,060	2,375,305
Equifax Inc.	54,427	6,418,032
Exponent Inc.	11,980	851,778
Forrester Research Inc.	4,211	186,126
Franklin Covey Co.[a,b]	7,425	154,069
FTI Consulting Inc.[a]	17,338	744,840
GEE Group Inc.[a]	802	2,229
GP Strategies Corp.[a]	7,985	185,252
Heidrick & Struggles International Inc.	8,056	197,775
Hill International Inc.[a,b]	17,322	94,405
Hudson Global Inc.[a]	13,017	29,288
Huron Consulting Group Inc.[a]	8,905	360,207
ICF International Inc.[a]	8,289	435,172
IHS Markit Ltd.[a]	163,559	7,384,689
Insperity Inc.	15,634	896,610
Kelly Services Inc. Class A	12,591	343,357
Kforce Inc.	11,724	296,031
Korn/Ferry International	25,021	1,035,369
Lightbridge Corp.[a]	3,310	4,038
ManpowerGroup Inc.	32,415	4,087,856
Marathon Patent Group Inc.[a,b]	1,210	4,961
Mastech Digital Inc.[a]	634	6,378
Mistras Group Inc.[a]	7,647	179,475
Navigant Consulting Inc.[a]	20,692	401,632
Nielsen Holdings PLC	155,773	5,670,137
On Assignment Inc.[a]	20,928	1,345,042
RCM Technologies Inc.	4,427	27,846

Security	Shares	Value
Resources Connection Inc.	16,408	$253,504
Robert Half International Inc.	57,800	3,210,212
RPX Corp.	24,415	328,138
Spherix Inc.[a,b]	238	333
TransUnion[a]	67,219	3,694,356
TriNet Group Inc.[a]	19,889	881,878
TrueBlue Inc.[a]	17,336	476,740
Verisk Analytics Inc. Class Aa	69,859	6,706,464
Volt Information Sciences Inc.[a,b]	4,282	16,272
WageWorks Inc.[a]	16,250	1,007,500
Willdan Group Inc.[a]	3,826	91,594

		51,181,323
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
Altisource Portfolio Solutions SAa,b	4,684	131,152
American Realty Investors Inc.[a]	779	9,738
CBRE Group Inc. Class Aa	135,851	5,883,707
CKX Lands Inc.[b]	229	2,331
Consolidated-Tomoka Land Co.[b]	3,388	215,138
Forestar Group Inc.[a]	1,009	22,198
FRP Holdings Inc.[a]	3,410	150,892
Griffin Industrial Realty Inc.	642	23,561
HFF Inc. Class A	16,154	785,730
Howard Hughes Corp. (The)[a]	16,377	2,149,809
Income Opportunity Realty Investors Inc.[a]	108	1,197
InterGroup Corp. (The)[a]	126	2,873
Jones Lang LaSalle Inc.	19,418	2,891,923
JW Mays Inc.[a]	106	4,028
Kennedy-Wilson Holdings Inc.	60,696	1,053,076
Marcus & Millichap Inc.[a]	4,940	161,093
Maui Land & Pineapple Co. Inc.[a,b]	3,802	65,775
RE/MAX Holdings Inc. Class A	7,992	387,612
Realogy Holdings Corp.	62,416	1,654,024
RMR Group Inc. (The) Class A	3,526	209,092
St. Joe Co. (The)[a,b]	26,537	478,993
Stratus Properties Inc.[b]	3,392	100,742
Tejon Ranch Co.[a]	8,406	174,509
Transcontinental Realty Investors Inc.[a]	269	8,425

		16,567,618
ROAD & RAIL — 0.95%
AMERCO	3,488	1,318,150
ArcBest Corp.	11,592	414,414
Avis Budget Group Inc.[a,b]	35,047	1,537,862
Celadon Group Inc.	67,505	432,032
Covenant Transportation Group Inc. Class Aa,b	4,753	136,554
CSX Corp.	410,119	22,560,646
Genesee & Wyoming Inc. Class Aa	28,449	2,239,790
Heartland Express Inc.	16,304	380,535
Hertz Global Holdings Inc.[a]	47,991	1,060,601
JB Hunt Transport Services Inc.	40,441	4,649,906
Kansas City Southern	48,383	5,090,859
Knight-Swift Transportation Holdings Inc.	54,850	2,398,042
Landstar System Inc.	17,438	1,815,296
Marten Transport Ltd.	17,382	352,855
Norfolk Southern Corp.	131,094	18,995,521
Old Dominion Freight Line Inc.	29,576	3,890,723

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
PAM Transportation Services Inc.[a]	673	$23,407
Patriot Transportation Holding Inc.[a]	681	11,979
Roadrunner Transportation Systems Inc.[a]	12,978	100,060
Ryder System Inc.	24,318	2,046,846
Saia Inc.[a]	11,664	825,228
Schneider National Inc. Class B	20,506	585,651
Union Pacific Corp.	355,462	47,667,454
Universal Logistics Holdings Inc.	3,918	93,053
USA Truck Inc.[a]	3,989	72,321
Werner Enterprises Inc.	20,458	790,702
YRC Worldwide Inc.[a]	15,569	223,882

		119,714,369
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.69%
Adesto Technologies Corp.[a]	3,396	21,904
Advanced Energy Industries Inc.[a]	20,076	1,354,728
Advanced Micro Devices Inc.[a,b]	346,853	3,565,649
Aehr Test Systems[a,b]	7,345	19,905
Alpha & Omega Semiconductor Ltd.[a]	27	442
Amkor Technology Inc.[a]	78,408	788,000
Amtech Systems Inc.[a]	4,264	42,938
Analog Devices Inc.	166,416	14,816,016
Applied Materials Inc.	487,454	24,918,649
Axcelis Technologies Inc.[a]	12,449	357,286
AXT Inc.[a,b]	16,245	141,332
Broadcom Ltd.	183,692	47,190,475
Brooks Automation Inc.	32,297	770,283
Cabot Microelectronics Corp.	16,767	1,577,439
Cavium Inc.[a]	29,167	2,445,070
CEVA Inc.[a]	8,481	391,398
Cirrus Logic Inc.[a,b]	28,258	1,465,460
Cohu Inc.	11,671	256,178
Cree Inc.[a,b]	45,238	1,680,139
CVD Equipment Corp.[a,b]	3,372	39,183
CyberOptics Corp.[a,b]	3,803	57,045
Cypress Semiconductor Corp.	159,896	2,436,815
Diodes Inc.[a]	16,655	477,499
DSP Group Inc.[a,b]	26	325
Entegris Inc.	62,446	1,901,481
First Solar Inc.[a]	33,768	2,280,015
FormFactor Inc.[a]	32,574	509,783
GSI Technology Inc.[a,b]	8,345	66,426
Inphi Corp.[a,b]	16,491	603,571
Integrated Device Technology Inc.[a]	61,003	1,813,619
Intel Corp.	2,125,320	98,104,771
Intermolecular Inc.[a]	12,238	16,766
inTEST Corp.[a]	3,901	33,744
IXYS Corp.[a]	11,644	278,874
KLA-Tencor Corp.	70,700	7,428,449
Kopin Corp.[a,b]	28,097	89,910
Kulicke & Soffa Industries Inc.[a]	32,062	780,229
Lam Research Corp.	74,443	13,702,723
Lattice Semiconductor Corp.[a]	52,761	304,959
MACOM Technology Solutions Holdings Inc.[a,b]	18,722	609,214
Marvell Technology Group Ltd.	209,338	4,494,487
Maxim Integrated Products Inc.	127,020	6,640,606
MaxLinear Inc.[a]	24,476	646,656
Microchip Technology Inc.	104,149	9,152,614
Micron Technology Inc.[a]	524,087	21,550,457

Security	Shares	Value
Microsemi Corp.[a]	50,163	$2,590,919
MKS Instruments Inc.	28,224	2,667,168
Monolithic Power Systems Inc.	20,693	2,325,065
MoSys Inc.[a,b]	3,287	3,649
Nanometrics Inc.[a]	11,530	287,328
NeoPhotonics Corp.[a,b]	12,367	81,375
NVE Corp.	3,231	277,866
NVIDIA Corp.	270,936	52,426,116
ON Semiconductor Corp.[a]	182,049	3,812,106
PDF Solutions Inc.[a,b]	12,132	190,472
Photronics Inc.[a,b]	28,984	247,089
Pixelworks Inc.[a]	12,126	76,758
Power Integrations Inc.	17,781	1,307,793
Qorvo Inc.[a]	57,245	3,812,517
QUALCOMM Inc.	669,441	42,857,613
QuickLogic Corp.[a,b]	28,549	49,675
Rambus Inc.[a]	49,292	700,932
Rubicon Technology Inc.[a]	842	6,736
Rudolph Technologies Inc.[a]	13,040	311,656
Semtech Corp.[a]	28,707	981,779
Sigma Designs Inc.[a]	16,398	113,966
Silicon Laboratories Inc.[a]	16,821	1,485,294
Skyworks Solutions Inc.	82,926	7,873,824
SolarEdge Technologies Inc.[a,b]	16,000	600,800
SunPower Corp.[a,b]	11,877	100,123
Synaptics Inc.[a,b]	16,469	657,772
Teradyne Inc.	90,400	3,785,048
Texas Instruments Inc.	451,500	47,154,660
Trio-Tech International[a]	311	2,180
Ultra Clean Holdings Inc.[a]	15,676	361,959
Veeco Instruments Inc.[a]	20,612	306,088
Versum Materials Inc.	48,809	1,847,421
Xcerra Corp.[a]	23,846	233,452
Xilinx Inc.	111,225	7,498,790
Xperi Corp.	24,217	590,895

		463,450,396
SOFTWARE — 5.14%
8x8 Inc.[a,b]	40,286	568,033
A10 Networks Inc.[a]	16,748	129,295
ACI Worldwide Inc.[a]	52,710	1,194,936
Activision Blizzard Inc.	339,524	21,498,660
Adobe Systems Inc.[a]	223,226	39,118,124
Agilysys Inc.[a]	7,577	93,046
American Software Inc./GA Class A	12,156	141,374
ANSYS Inc.[a]	37,924	5,597,203
Aspen Technology Inc.[a]	36,873	2,440,993
Asure Software Inc.[a,b]	3,884	54,842
Autodesk Inc.[a]	98,644	10,340,851
Aware Inc./MAa	8,245	37,103
Barracuda Networks Inc.[a]	9,049	248,847
Blackbaud Inc.	20,771	1,962,652
Bottomline Technologies de Inc.[a]	16,543	573,711
BroadSoft Inc.[a,b]	12,752	700,085
BSQUARE Corp.[a]	4,419	20,548
CA Inc.	143,403	4,772,452
Cadence Design Systems Inc.[a]	132,620	5,546,168
Callidus Software Inc.[a]	25,223	722,639
CDK Global Inc.	64,180	4,574,750

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
Citrix Systems Inc.[a]	70,465	$6,200,920
CommVault Systems Inc.[a]	17,349	910,822
Datawatch Corp.[a]	4,226	40,147
Dell Technologies Inc. Class Va	91,340	7,424,115
Digimarc Corp.[a]	4,081	147,528
Digital Turbine Inc.[a]	24,010	42,978
Document Security Systems Inc.[a]	11,522	20,740
Ebix Inc.	12,106	959,400
Electronic Arts Inc.[a]	139,300	14,634,858
Ellie Mae Inc.[a,b]	16,819	1,503,619
Evolving Systems Inc.[a]	4,209	19,782
Fair Isaac Corp.	13,015	1,993,898
Finjan Holdings Inc.[a]	3,452	7,456
FireEye Inc.[a,b]	77,677	1,103,013
Fortinet Inc.[a]	65,353	2,855,273
GlobalSCAPE Inc.	7,549	26,799
Glu Mobile Inc.[a]	52,654	191,661
GSE Systems Inc.[a]	4,810	15,633
Guidewire Software Inc.[a,b]	32,423	2,407,732
HubSpot Inc.[a,b]	15,295	1,352,078
Imperva Inc.[a]	12,425	493,272
Intelligent Systems Corp.[a]	3,261	14,870
Intuit Inc.	110,694	17,465,299
Majesco[a]	3,383	18,167
Mam Software Group Inc.[a]	4,352	33,032
Manhattan Associates Inc.[a,b]	32,607	1,615,351
Microsoft Corp.	3,490,936	298,614,665
MicroStrategy Inc. Class Aa	4,166	546,996
Mitek Systems Inc.[a]	12,567	112,475
MobileIron Inc.[a,b]	17,165	66,943
Model N Inc.[a]	8,914	140,395
Monotype Imaging Holdings Inc.	17,243	415,556
NetSol Technologies Inc.[a]	4,197	19,936
Nuance Communications Inc.[a]	112,212	1,834,666
NXT-ID Inc.[a,b]	250	875
Oracle Corp.	1,367,391	64,650,246
Park City Group Inc.[a,b]	7,328	69,982
Paycom Software Inc.[a,b]	21,936	1,762,119
Paylocity Holding Corp.[a]	8,717	411,094
Pegasystems Inc.	16,236	765,527
Progress Software Corp.	21,308	907,082
Proofpoint Inc.[a,b]	23,583	2,094,406
PROS Holdings Inc.[a]	11,636	307,772
PTC Inc.[a]	49,977	3,037,102
QAD Inc.	244	7,440
QAD Inc. Class A	4,112	159,751
Qualys Inc.[a]	11,830	702,110
Rapid7 Inc.[a]	3,871	72,233
RealNetworks Inc.[a,b]	11,745	40,168
RealPage Inc.[a,b]	24,295	1,076,268
Red Hat Inc.[a]	81,518	9,790,312
RingCentral Inc. Class Aa	25,297	1,224,375
RMG Networks Holding Corp.[a]	1,604	1,315
Rosetta Stone Inc.[a]	8,039	100,246
Rubicon Project Inc. (The)[a]	8,911	16,664
salesforce.com Inc.[a]	308,275	31,514,953
Seachange International Inc.[a]	15,792	62,063
SecureWorks Corp. Class Aa	4,245	37,653
ServiceNow Inc.[a]	77,882	10,155,034
Silver Spring Networks Inc.[a]	16,404	266,401

Security	Shares	Value
SITO Mobile Ltd.[a]	8,061	$54,170
Smith Micro Software Inc.[a]	4,830	13,717
Snap Inc. Class Aa,b	82,831	1,210,161
Sonic Foundry Inc.[a]	760	2,288
Splunk Inc.[a]	65,484	5,424,695
SS&C Technologies Holdings Inc.	83,862	3,394,734
Symantec Corp.	280,307	7,865,414
Synchronoss Technologies Inc.[a,b]	17,099	152,865
Synopsys Inc.[a]	66,589	5,676,046
Tableau Software Inc. Class Aa,b	28,356	1,962,235
Take-Two Interactive Software Inc.[a]	51,736	5,679,578
Telenav Inc.[a]	12,474	68,607
TiVo Corp.	52,853	824,507
Tyler Technologies Inc.[a]	15,584	2,759,147
Ultimate Software Group Inc. (The)[a,b]	15,267	3,331,717
Upland Software Inc.[a]	801	17,350
Varonis Systems Inc.[a]	7,481	363,203
VASCO Data Security International Inc.[a]	12,589	174,987
Verint Systems Inc.[a]	28,301	1,184,397
VirnetX Holding Corp.[a,b]	20,864	77,197
VMware Inc. Class Aa,b	32,935	4,127,414
Workday Inc. Class Aa,b	60,867	6,192,609
Workiva Inc.[a]	8,416	180,102
XpresSpa Group Inc.[a]	5,018	6,875
Zedge Inc. Class Ba	3,399	9,345
Zendesk Inc.[a]	45,363	1,535,084
Zix Corp.[a]	24,639	107,919
Zynga Inc. Class Aa	332,960	1,331,840

		646,547,781
SPECIALTY RETAIL — 2.18%
Aaron’s Inc.	28,666	1,142,340
Abercrombie & Fitch Co. Class A	37,303	650,191
Advance Auto Parts Inc.	33,113	3,301,035
America’s Car-Mart Inc./TXa	4,030	179,939
American Eagle Outfitters Inc.	82,717	1,555,080
Appliance Recycling Centers of America Inc.[a]	869	930
Asbury Automotive Group Inc.[a]	9,032	578,048
Ascena Retail Group Inc.[a]	189,600	445,560
AutoNation Inc.[a]	27,620	1,417,735
AutoZone Inc.[a]	11,862	8,438,271
Barnes & Noble Education Inc.[a]	16,732	137,872
Barnes & Noble Inc.	58,931	394,838
Bed Bath & Beyond Inc.	54,349	1,195,134
Best Buy Co. Inc.	115,231	7,889,867
Big 5 Sporting Goods Corp.	6,493	49,347
Boot Barn Holdings Inc.[a,b]	7,356	122,183
Buckle Inc. (The)	25,490	605,387
Build-A-Bear Workshop Inc.[a]	16,377	150,668
Burlington Stores Inc.[a]	33,884	4,168,748
Caleres Inc.	21,501	719,853
Camping World Holdings Inc. Class A	12,677	567,042
CarMax Inc.[a]	86,579	5,552,311
Cato Corp. (The) Class A	31,342	498,965
Chico’s FAS Inc.	87,566	772,332
Children’s Place Inc. (The)	8,516	1,237,801
Christopher & Banks Corp.[a]	16,393	20,819
Citi Trends Inc.	7,528	199,191
Conn’s Inc.[a,b]	12,107	430,404

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
Container Store Group Inc. (The)[a,b]	8,122	$38,498
Destination Maternity Corp.[a]	7,410	22,008
Destination XL Group Inc.[a]	20,348	44,766
Dick’s Sporting Goods Inc.	36,348	1,044,641
DSW Inc. Class A	41,154	881,107
Express Inc.[a]	47,480	481,922
Finish Line Inc. (The) Class A	33,445	485,956
Five Below Inc.[a]	29,228	1,938,401
Foot Locker Inc.	54,598	2,559,554
Francesca’s Holdings Corp.[a,b]	19,527	142,742
GameStop Corp. Class A	64,605	1,159,660
Gap Inc. (The)	99,668	3,394,692
Genesco Inc.[a]	15,414	500,955
GNC Holdings Inc. Class Ab	62,705	231,381
Group 1 Automotive Inc.	8,815	625,600
Guess? Inc.	28,542	481,789
Haverty Furniture Companies Inc.	8,439	191,143
Hibbett Sports Inc.[a,b]	12,199	248,860
Home Depot Inc. (The)	526,845	99,852,933
Kirkland’s Inc.[a,b]	7,542	90,240
L Brands Inc.	108,014	6,504,603
Lithia Motors Inc. Class A	12,254	1,391,932
Lowe’s Companies Inc.	373,396	34,703,424
Lumber Liquidators Holdings Inc.[a]	12,244	384,339
MarineMax Inc.[a]	11,714	221,395
Michaels Companies Inc. (The)[a]	39,437	953,981
Monro Inc.	15,585	887,566
Murphy USA Inc.[a]	15,910	1,278,528
New York & Co. Inc.[a]	15,781	45,134
O’Reilly Automotive Inc.[a]	38,340	9,222,304
Office Depot Inc.	242,089	856,995
Party City Holdco Inc.[a,b]	24,629	343,574
Penske Automotive Group Inc.	17,075	817,039
Pier 1 Imports Inc.	87,447	362,031
Rent-A-Center Inc./TXb	24,004	266,444
RHa	10,532	907,964
Ross Stores Inc.	170,251	13,662,643
Sally Beauty Holdings Inc.[a,b]	70,130	1,315,639
Sears Hometown and Outlet Stores Inc.[a,b]	4,746	12,340
Shoe Carnival Inc.	27	722
Signet Jewelers Ltd.	27,226	1,539,630
Sleep Number Corp.[a,b]	20,845	783,563
Sonic Automotive Inc. Class A	12,537	231,308
Sportsman’s Warehouse Holdings Inc.[a,b]	12,742	84,225
Stage Stores Inc.	13,151	22,094
Stein Mart Inc.[b]	44	51
Tailored Brands Inc.	28,466	621,413
Tandy Leather Factory Inc.[a]	3,490	26,873
Tiffany & Co.	47,896	4,978,789
Tile Shop Holdings Inc.	24,014	230,534
Tilly’s Inc. Class A	7,113	104,988
TJX Companies Inc. (The)	279,109	21,340,674
Tractor Supply Co.	53,981	4,035,080
Trans World Entertainment Corp.[a]	4,756	8,680
Ulta Salon Cosmetics & Fragrance Inc.[a]	26,211	5,862,352
Urban Outfitters Inc.[a]	37,072	1,299,744
Vitamin Shoppe Inc.[a,b]	11,787	51,863
Williams-Sonoma Inc.	31,575	1,632,427
Winmark Corp.	359	46,455

Security	Shares	Value
Zumiez Inc.[a]	4,213	$87,736

		273,965,815
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.59%
3D Systems Corp.[a,b]	46,009	397,518
Apple Inc.	2,326,472	393,708,856
AstroNova Inc.	3,333	46,662
Avid Technology Inc.[a,b]	13,012	70,135
CCUR Holdings Inc.	3,825	22,070
CPI Card Group Inc.[b]	1,492	5,476
Cray Inc.[a]	17,148	414,982
Diebold Nixdorf Inc.	32,256	527,386
Eastman Kodak Co.[a,b]	16,612	51,497
Electronics For Imaging Inc.[a,b]	20,680	610,680
Hewlett Packard Enterprise Co.	718,948	10,324,093
HP Inc.	758,956	15,945,666
Immersion Corp.[a,b]	12,441	87,833
Infosonics Corp.[a,b]	1,555	2,239
Intevac Inc.[a]	8,946	61,280
ITUS Corp.[a,b]	4,820	11,375
NCR Corp.[a]	54,324	1,846,473
NetApp Inc.	124,738	6,900,506
Pure Storage Inc. Class Aa,b	29,663	470,455
Quantum Corp.[a]	15,028	84,608
Seagate Technology PLC	126,851	5,307,446
Super Micro Computer Inc.[a,b]	16,352	342,166
TransAct Technologies Inc.	3,971	52,616
USA Technologies Inc.[a,b]	16,211	158,057
Western Digital Corp.	134,386	10,687,719
Xerox Corp.	104,476	3,045,475
Xplore Technologies Corp.[a]	4,245	12,013

		451,195,282
TEXTILES, APPAREL & LUXURY GOODS — 0.70%
Carter’s Inc.	22,457	2,638,473
Charles & Colvard Ltd.[a]	12,184	16,448
Cherokee Inc.[a]	4,019	7,636
Columbia Sportswear Co.	12,437	893,972
Crocs Inc.[a]	32,778	414,314
Crown Crafts Inc.	4,138	26,690
Culp Inc.	13	436
Deckers Outdoor Corp.[a]	13,181	1,057,775
Delta Apparel Inc.[a,b]	3,515	71,003
Differential Brands Group Inc.[a]	239	229
Forward Industries Inc.[a]	4,749	5,841
Fossil Group Inc.[a,b]	48,183	374,382
G-III Apparel Group Ltd.[a]	17,077	629,971
Hanesbrands Inc.	156,291	3,268,045
Iconix Brand Group Inc.[a]	23,817	30,724
Lakeland Industries Inc.[a]	3,484	50,692
Lululemon Athletica Inc.[a]	45,356	3,564,528
Michael Kors Holdings Ltd.[a]	68,540	4,314,593
Movado Group Inc.	7,940	255,668
Naked Brand Group Inc.[a,b]	3,268	4,739
NIKE Inc. Class B	588,642	36,819,557
Oxford Industries Inc.	7,572	569,339
Perry Ellis International Inc.[a]	4,730	118,439

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
PVH Corp.	36,562	$5,016,672
Ralph Lauren Corp.	25,410	2,634,763
Rocky Brands Inc.	3,889	73,502
Sequential Brands Group Inc.[a,b]	12,639	22,497
Skechers U.S.A. Inc. Class Aa	58,071	2,197,407
Steven Madden Ltd.[a]	24,684	1,152,743
Superior Uniform Group Inc.	3,948	105,451
Tapestry Inc.	128,482	5,682,759
Under Armour Inc. Class Aa,b	81,767	1,179,898
Under Armour Inc. Class Ca,b	88,326	1,176,502
Unifi Inc.[a]	7,443	266,980
Vera Bradley Inc.[a]	8,516	103,725
VF Corp.	151,915	11,241,710
Vince Holding Corp.[a]	896	5,546
Wolverine World Wide Inc.	45,206	1,441,167

		87,434,816
THRIFTS & MORTGAGE FINANCE — 0.21%
Atlantic Coast Financial Corp.[a,b]	7,380	69,593
Bank Mutual Corp.	19,678	209,571
BankFinancial Corp.	29	445
Bear State Financial Inc.	4,875	49,871
Beneficial Bancorp. Inc.	33,562	552,095
BofI Holding Inc.[a,b]	24,826	742,297
Broadway Financial Corp./DEa	3,316	7,925
BSB Bancorp. Inc./MAa	4,012	117,351
Capitol Federal Financial Inc.	54,326	728,512
Central Federal Corp.[a,b]	8,330	22,908
Charter Financial Corp./MD	7,497	131,497
Citizens Community Bancorp. Inc./WI	799	10,779
Clifton Bancorp. Inc.	11,442	195,658
Coastway Bancorp. Inc.[a]	858	18,275
Dime Community Bancshares Inc.	28,455	596,132
Elmira Savings Bank	637	12,995
Entegra Financial Corp.[a,b]	2,542	74,354
Equitable Financial Corp.[a]	747	8,142
ESSA Bancorp. Inc.	4,126	64,654
Essent Group Ltd.[a]	40,163	1,743,877
Federal Agricultural Mortgage Corp. Class C	4,139	323,835
First Capital Inc.[b]	627	23,042
First Defiance Financial Corp.	4,109	213,545
Flagstar Bancorp. Inc.[a]	8,442	315,900
FS Bancorp. Inc.	626	34,161
Greene County Bancorp. Inc.	636	20,734
Guaranty Federal Bancshares Inc.	825	18,150
Hamilton Bancorp. Inc./MDa	790	12,364
Hingham Institution for Savings	262	54,234
HMN Financial Inc.[a]	848	16,239
Home Bancorp. Inc.	3,346	144,614
Home Federal Bancorp. Inc./LA	253	7,160
HomeStreet Inc.[a]	8,502	246,133
HopFed Bancorp. Inc.	3,427	48,732
IF Bancorp. Inc.	697	13,731
Impac Mortgage Holdings Inc.[a]	3,913	39,756
Jacksonville Bancorp. Inc./IL	232	7,429
Kearny Financial Corp./MD	45,063	651,160
Kentucky First Federal Bancorp.	844	7,554
Lake Shore Bancorp. Inc.	652	11,182
LendingTree Inc.[a,b]	3,623	1,233,450

Security	Shares	Value
Magyar Bancorp. Inc.[a]	714	$9,232
Malvern Bancorp. Inc.[a,b]	3,419	89,578
Meridian Bancorp. Inc.	21,283	438,430
Meta Financial Group Inc.	3,715	344,195
MGIC Investment Corp.[a]	152,223	2,147,867
MSB Financial Corp./MD	650	11,635
Nationstar Mortgage Holdings Inc.[a,b]	28,913	534,890
New York Community Bancorp. Inc.	252,496	3,287,498
NMI Holdings Inc. Class Aa	24,489	416,313
Northfield Bancorp. Inc.	17,223	294,169
Northwest Bancshares Inc.	45,074	754,088
OceanFirst Financial Corp.	11,809	309,986
Oconee Federal Financial Corp.	212	6,084
Ocwen Financial Corp.[a]	53,223	166,588
Oritani Financial Corp.	16,491	270,452
Pathfinder Bancorp. Inc.	713	10,866
PB Bancorp Inc.	698	7,504
PHH Corp.[a]	20,098	207,009
Poage Bankshares Inc.[b]	661	13,716
Provident Bancorp. Inc.[a]	4,202	111,143
Provident Financial Holdings Inc.	3,498	64,363
Provident Financial Services Inc.	32,428	874,583
Prudential Bancorp. Inc.	3,949	69,502
Radian Group Inc.	94,465	1,946,924
Riverview Bancorp. Inc.	9,089	78,802
Security National Financial Corp. Class Aa	4,920	26,076
Severn Bancorp. Inc.[a]	4,009	29,266
SI Financial Group Inc.	4,389	64,518
Southern Missouri Bancorp. Inc.	3,338	125,475
Territorial Bancorp. Inc.	7,234	223,314
TFS Financial Corp.	28,941	432,379
Timberland Bancorp. Inc./WA	3,480	92,394
TrustCo Bank Corp. NY	41,418	381,046
United Community Bancorp.	811	17,193
United Community Financial Corp./OH	20,821	190,096
United Financial Bancorp. Inc.	21,257	374,973
Walker & Dunlop Inc.[a]	12,180	578,550
Washington Federal Inc.	41,042	1,405,688
Waterstone Financial Inc.	12,099	206,288
Western New England Bancorp Inc.	11,704	127,574
WSFS Financial Corp.	12,306	588,842
WVS Financial Corp.	222	3,441

		26,132,566
TOBACCO — 1.09%
22nd Century Group Inc.[a,b]	24,485	68,558
Alliance One International Inc.[a]	4,061	53,808
Altria Group Inc.	855,116	61,063,834
Philip Morris International Inc.	701,317	74,094,141
Universal Corp./VA	9,044	474,810
Vector Group Ltd.	43,722	978,498

		136,733,649
TRADING COMPANIES & DISTRIBUTORS — 0.36%
AeroCentury Corp.[a]	249	3,795
Air Lease Corp.	41,597	2,000,400
Aircastle Ltd.	28,100	657,259

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Security	Shares	Value
Applied Industrial Technologies Inc.	20,957	$1,427,172
Beacon Roofing Supply Inc.[a]	25,471	1,624,031
BlueLinx Holdings Inc.[a]	723	7,056
BMC Stock Holdings Inc.[a]	41,992	1,062,398
CAI International Inc.[a]	8,029	227,381
DXP Enterprises Inc./TXa	4,874	144,124
EnviroStar Inc.[b]	3,377	135,080
Fastenal Co.	127,636	6,980,413
GATX Corp.	19,691	1,223,993
General Finance Corp.[a]	4,943	33,612
GMS Inc.[a]	16,301	613,570
H&E Equipment Services Inc.	13,090	532,108
HD Supply Holdings Inc.[a]	83,839	3,356,075
Herc Holdings Inc.[a]	8,162	511,023
Houston Wire & Cable Co.[a]	8,176	58,867
Huttig Building Products Inc.[a,b]	7,938	52,788
Kaman Corp.	12,205	718,142
Lawson Products Inc./DEa	3,391	83,927
MRC Global Inc.[a]	44,972	760,926
MSC Industrial Direct Co. Inc. Class A	20,920	2,022,127
Nexeo Solutions Inc.[a]	44,539	405,305
NOW Inc.[a,b]	48,660	536,720
Rush Enterprises Inc. Class Aa	12,229	621,355
Rush Enterprises Inc. Class Ba	4,124	198,818
SiteOne Landscape Supply Inc.[a,b]	16,414	1,258,954
Titan Machinery Inc.[a,b]	8,044	170,291
Transcat Inc.[a]	3,839	54,706
Triton International Ltd.	16,135	604,256
United Rentals Inc.[a]	37,448	6,437,686
Univar Inc.[a,b]	44,871	1,389,206
Veritiv Corp.[a]	3,954	114,271
Watsco Inc.	15,551	2,644,292
WESCO International Inc.[a]	19,850	1,352,777
Willis Lease Finance Corp.[a]	3,343	83,475
WW Grainger Inc.	23,069	5,450,051

		45,558,430
TRANSPORTATION INFRASTRUCTURE — 0.02%
Macquarie Infrastructure Corp.	36,077	2,316,143

		2,316,143
WATER UTILITIES — 0.12%
American States Water Co.	16,349	946,771
American Water Works Co. Inc.	83,856	7,671,985
Aqua America Inc.	91,661	3,595,861
Artesian Resources Corp. Class A	3,901	150,423
Cadiz Inc.[a,b]	8,131	115,867
California Water Service Group	20,998	952,259
Connecticut Water Service Inc.	4,598	263,971
Middlesex Water Co.	7,910	315,688
Pure Cycle Corp.[a]	7,995	66,758
SJW Group	7,983	509,555
York Water Co. (The)	4,893	165,873

		14,755,011

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Boingo Wireless Inc.[a,b]	15,731	$353,947
NII Holdings Inc.[a,b]	45,093	19,133
Shenandoah Telecommunications Co.	20,406	689,723
Spok Holdings Inc.	7,112	111,303
Sprint Corp.[a,b]	320,828	1,889,677
T-Mobile U.S. Inc.[a]	131,698	8,364,140
Telephone & Data Systems Inc.	53,116	1,476,625
U.S. Cellular Corp.[a]	4,916	184,989

		13,089,537

TOTAL COMMON STOCKS
(Cost: $10,341,828,785)		12,528,371,819

WARRANTS — 0.00%

ENERGY EQUIPMENT & SERVICES — 0.00%
SAExploration Holdings Inc. (Expires 7/27/21)[a]	38	—

		—
OIL, GAS & CONSUMABLE FUELS — 0.00%
Bonanza Creek Energy Inc. (Expires 04/28/20)[a,b]	2,346	637

		637

TOTAL WARRANTS
(Cost: $0)		637

SHORT-TERM INVESTMENTS — 3.49%

MONEY MARKET FUNDS — 3.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,e,f]	421,055,485	421,097,590
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,e]	17,224,800	17,224,800

		438,322,390

TOTAL SHORT-TERM INVESTMENTS
(Cost: $438,336,196)		438,322,390

TOTAL INVESTMENTS IN SECURITIES — 103.17%
(Cost: $10,780,164,981)		12,966,694,846
Other Assets, Less Liabilities — (3.17)%		(398,839,825)

NET ASSETS — 100.00%		$12,567,855,021

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	196,300,437	224,755,048	[a]	—	421,055,485	$421,097,590	$—	[b]	$(55,041)	$(66,594)
BlackRock Cash Funds: Treasury, SL Agency Shares	14,368,493	2,856,307	[a]	—	17,224,800	17,224,800	147,318		—	—
BlackRock Inc.	39,097	20,665		(3,669)	56,093	28,815,535	375,490		849,319	5,737,382
PNC Financial Services Group Inc. (The)	160,422	75,187		(16,477)	219,132	31,618,556	391,175		925,956	3,873,200
PennyMac Mortgage Investment Trust	15,837	1,960		(636)	17,161	275,777	30,787		1,061	(28,894)

						$499,032,258	$944,770		$1,721,295	$9,515,094

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	196	Mar 2018	$26,225	$53,514
S&P MidCap 400 E-Mini	16	Mar 2018	3,044	8,509

				$62,023

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$12,528,316,362	$7,505		$47,952	$12,528,371,819
Warrants	637	0	[a]	—	637
Money Market Funds	438,322,390	—		—	438,322,390

Total	$12,966,639,389	$7,505		$47,952	$12,966,694,846

Derivative financial instruments[b]
Assets
Futures Contracts	$62,023	$—		$—	$62,023

Total	$62,023	$—		$—	$62,023

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

59

Schedule of Investments (Unaudited)

iSHARES® CORE S&P U.S. GROWTH ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.69%

AEROSPACE & DEFENSE — 3.06%
Boeing Co. (The)	157,362	$46,407,627
Curtiss-Wright Corp.	7,223	880,123
General Dynamics Corp.	39,208	7,976,868
Harris Corp.	21,507	3,046,467
Huntington Ingalls Industries Inc.	8,828	2,080,760
KLX Inc.[a]	14,268	973,791
Lockheed Martin Corp.	43,668	14,019,611
Northrop Grumman Corp.	33,416	10,255,705
Orbital ATK Inc.	15,998	2,103,737
Raytheon Co.	49,998	9,392,124
Rockwell Collins Inc.	45,712	6,199,461
Teledyne Technologies Inc.[a]	9,981	1,808,058
TransDigm Group Inc.[b]	13,652	3,749,112

		108,893,444
AIR FREIGHT & LOGISTICS — 0.65%
Expeditors International of Washington Inc.	27,736	1,794,242
FedEx Corp.	39,701	9,906,988
United Parcel Service Inc. Class B	95,055	11,325,803

		23,027,033
AIRLINES — 0.28%
American Airlines Group Inc.	63,781	3,318,525
Southwest Airlines Co.	103,268	6,758,891

		10,077,416
AUTO COMPONENTS — 0.32%
Aptiv PLC	73,741	6,255,449
BorgWarner Inc.	36,834	1,881,849
Dana Inc.	25,707	822,881
Delphi Technologies PLC[a]	24,679	1,294,907
Gentex Corp.	50,414	1,056,174

		11,311,260
AUTOMOBILES — 0.06%
Thor Industries Inc.	13,866	2,089,884

		2,089,884
BANKS — 1.69%
BancorpSouth Bank	10,716	337,018
Bank of America Corp.	1,317,078	38,880,143
Bank of Hawaii Corp.	5,817	498,517
Bank of the Ozarks Inc.	34,365	1,664,984
Cathay General Bancorp.	13,274	559,765
Comerica Inc.	25,436	2,208,099
Commerce Bancshares Inc./MO	14,093	786,953
Cullen/Frost Bankers Inc.	8,452	799,982
East West Bancorp. Inc.	40,611	2,470,367
Hancock Holding Co.	10,399	514,750

Security	Shares	Value
Home BancShares Inc./AR	21,938	$510,059
MB Financial Inc.	12,338	549,288
Pinnacle Financial Partners Inc.	12,489	828,021
Signature Bank/New York NYa	5,555	762,479
Sterling Bancorp./DE	42,388	1,042,745
SVB Financial Group[a]	14,844	3,470,082
Synovus Financial Corp.	33,498	1,605,894
Texas Capital Bancshares Inc.[a]	13,946	1,239,799
Webster Financial Corp.	15,709	882,217
Wintrust Financial Corp.	8,521	701,875

		60,313,037
BEVERAGES — 1.95%
Boston Beer Co. Inc. (The) Class Aa,b	1,263	241,359
Brown-Forman Corp. Class B	37,046	2,543,949
Coca-Cola Co. (The)	487,168	22,351,268
Constellation Brands Inc. Class A	48,754	11,143,702
Dr Pepper Snapple Group Inc.	24,643	2,391,850
Monster Beverage Corp.[a]	115,577	7,314,868
PepsiCo Inc.	196,732	23,592,101

		69,579,097
BIOTECHNOLOGY — 4.17%
AbbVie Inc.	450,049	43,524,239
Alexion Pharmaceuticals Inc.[a]	32,805	3,923,150
Amgen Inc.	121,095	21,058,420
Biogen Inc.[a]	41,187	13,120,943
Bioverativ Inc.[a]	30,595	1,649,682
Celgene Corp.[a]	222,725	23,243,581
Dyax Corp.[a,c]	12,804	29,321
Gilead Sciences Inc.	239,723	17,173,756
Incyte Corp.[a]	49,542	4,692,123
Regeneron Pharmaceuticals Inc.[a]	21,784	8,189,913
United Therapeutics Corp.[a]	8,432	1,247,514
Vertex Pharmaceuticals Inc.[a]	70,931	10,629,720

		148,482,362
BUILDING PRODUCTS — 0.33%
Allegion PLC	17,462	1,389,277
AO Smith Corp.	41,266	2,528,780
Fortune Brands Home & Security Inc.	43,321	2,964,889
Lennox International Inc.	10,627	2,213,179
Masco Corp.	58,687	2,578,707

		11,674,832
CAPITAL MARKETS — 3.12%
Affiliated Managers Group Inc.	6,932	1,422,793
Ameriprise Financial Inc.	28,717	4,866,670
BlackRock Inc.[d]	20,533	10,548,007
Cboe Global Markets Inc.	31,866	3,970,185
Charles Schwab Corp. (The)	337,567	17,340,817
CME Group Inc.	64,441	9,411,608
E*TRADE Financial Corp.[a]	76,620	3,798,053

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

December 31, 2017

Security	Shares	Value
Eaton Vance Corp. NVS	33,148	$1,869,216
FactSet Research Systems Inc.	11,068	2,133,468
Federated Investors Inc. Class B NVS	20,392	735,743
Interactive Brokers Group Inc. Class A	20,172	1,194,384
Intercontinental Exchange Inc.	165,567	11,682,408
Janus Henderson Group PLC	50,034	1,914,301
MarketAxess Holdings Inc.	10,624	2,143,392
Moody’s Corp.	47,041	6,943,722
MSCI Inc.	25,486	3,224,999
Nasdaq Inc.	15,806	1,214,375
Northern Trust Corp.	32,940	3,290,377
Raymond James Financial Inc.	17,504	1,563,107
S&P Global Inc.	72,208	12,232,035
SEI Investments Co.	36,713	2,638,196
T Rowe Price Group Inc.	68,081	7,143,739

		111,281,595
CHEMICALS — 1.47%
Air Products & Chemicals Inc.	22,448	3,683,268
Albemarle Corp.	18,706	2,392,310
CF Industries Holdings Inc.	27,818	1,183,378
Chemours Co. (The)	51,922	2,599,215
Ecolab Inc.	33,980	4,559,436
FMC Corp.	37,713	3,569,913
International Flavors & Fragrances Inc.	13,611	2,077,175
Monsanto Co.	65,012	7,592,101
NewMarket Corp.	1,160	460,972
Olin Corp.	26,742	951,480
PolyOne Corp.	14,347	624,095
PPG Industries Inc.	34,645	4,047,229
Praxair Inc.	42,179	6,524,248
RPM International Inc.	16,374	858,325
Scotts Miracle-Gro Co. (The) Class A	6,245	668,153
Sensient Technologies Corp.	5,564	407,007
Sherwin-Williams Co. (The)	23,128	9,483,405
Valvoline Inc.	34,320	860,059

		52,541,769
COMMERCIAL SERVICES & SUPPLIES — 0.62%
Brink’s Co. (The)	14,011	1,102,666
Cintas Corp.	24,358	3,795,707
Copart Inc.[a]	56,890	2,457,079
Deluxe Corp.	6,709	515,520
Herman Miller Inc.	16,569	663,588
MSA Safety Inc.	6,399	496,051
Republic Services Inc.	30,281	2,047,298
Rollins Inc.	27,132	1,262,452
Waste Management Inc.	113,070	9,757,941

		22,098,302

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.89%
Cisco Systems Inc.	643,290	$24,638,007
F5 Networks Inc.[a]	10,414	1,366,525
InterDigital Inc./PA	9,818	747,641
Motorola Solutions Inc.	45,852	4,142,270
Plantronics Inc.	5,098	256,837
ViaSat Inc.[a,b]	5,750	430,387

		31,581,667
CONSTRUCTION & ENGINEERING — 0.05%
Dycom Industries Inc.[a,b]	8,677	966,878
Granite Construction Inc.	6,204	393,520
Valmont Industries Inc.	2,628	435,854

		1,796,252
CONSTRUCTION MATERIALS — 0.16%
Eagle Materials Inc.	13,763	1,559,348
Martin Marietta Materials Inc.	7,841	1,733,175
Vulcan Materials Co.	19,458	2,497,823

		5,790,346
CONSUMER FINANCE — 0.37%
American Express Co.	121,858	12,101,718
SLM Corp.[a]	83,870	947,731

		13,049,449
CONTAINERS & PACKAGING — 0.19%
AptarGroup Inc.	8,648	746,150
Avery Dennison Corp.	24,778	2,846,001
Packaging Corp. of America	17,546	2,115,170
Sealed Air Corp.	19,587	965,639
Silgan Holdings Inc.	8,603	252,842

		6,925,802
DISTRIBUTORS — 0.10%
LKQ Corp.[a]	51,456	2,092,715
Pool Corp.	11,378	1,475,158

		3,567,873
DIVERSIFIED CONSUMER SERVICES — 0.10%
H&R Block Inc.	37,109	972,998
Service Corp. International/U.S.	52,657	1,965,159
Sotheby’sa	10,540	543,864

		3,482,021
ELECTRIC UTILITIES — 0.37%
FirstEnergy Corp.	50,584	1,548,882
IDACORP Inc.	7,417	677,617
NextEra Energy Inc.	67,817	10,592,338
PNM Resources Inc.	13,256	536,205

		13,355,042
ELECTRICAL EQUIPMENT — 0.45%
AMETEK Inc.	64,094	4,644,892
Emerson Electric Co.	74,630	5,200,964
Hubbell Inc.	8,385	1,134,826
Rockwell Automation Inc.	25,302	4,968,048

		15,948,730

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

December 31, 2017

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.15%
Amphenol Corp. Class A	86,393	$7,585,305
Belden Inc.	5,608	432,769
Cognex Corp.	49,000	2,996,840
Coherent Inc.[a]	6,968	1,966,509
Corning Inc.	246,066	7,871,651
FLIR Systems Inc.	26,674	1,243,542
IPG Photonics Corp.[a,b]	10,609	2,271,705
Jabil Inc.	48,994	1,286,093
Keysight Technologies Inc.[a,b]	25,780	1,072,448
Littelfuse Inc.	6,417	1,269,411
National Instruments Corp.	30,028	1,250,066
TE Connectivity Ltd.	71,224	6,769,129
Trimble Inc.[a]	70,731	2,874,508
Vishay Intertechnology Inc.	17,933	372,110
Zebra Technologies Corp. Class Aa	15,030	1,560,114

		40,822,200
ENERGY EQUIPMENT & SERVICES — 0.02%
Core Laboratories NVb	5,589	612,275

		612,275
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.06%
Alexandria Real Estate Equities Inc.	14,844	1,938,478
American Tower Corp.	121,327	17,309,723
Apartment Investment & Management Co. Class A	20,043	876,080
AvalonBay Communities Inc.	17,155	3,060,624
Boston Properties Inc.	19,410	2,523,882
Camden Property Trust	13,896	1,279,266
CoreSite Realty Corp.	9,676	1,102,096
Corporate Office Properties Trust	12,273	358,372
Cousins Properties Inc.	61,748	571,169
Crown Castle International Corp.	78,106	8,670,547
CyrusOne Inc.	11,135	662,867
DCT Industrial Trust Inc.	26,346	1,548,618
Digital Realty Trust Inc.	35,335	4,024,656
Douglas Emmett Inc.	28,707	1,178,709
Equinix Inc.	22,133	10,031,118
Essex Property Trust Inc.	9,716	2,345,151
Extra Space Storage Inc.[b]	35,637	3,116,456
Federal Realty Investment Trust	9,706	1,289,054
First Industrial Realty Trust Inc.	33,932	1,067,840
GEO Group Inc. (The)	18,912	446,323
GGP Inc.	71,046	1,661,766
Healthcare Realty Trust Inc.	18,157	583,203
Highwoods Properties Inc.	13,229	673,488
Iron Mountain Inc.	34,176	1,289,460
Kilroy Realty Corp.	16,919	1,263,003
Lamar Advertising Co. Class A	23,787	1,765,947
Liberty Property Trust	20,866	897,447
Life Storage Inc.	6,710	597,660
Medical Properties Trust Inc.	55,553	765,520
National Retail Properties Inc.[b]	17,766	766,248

Security	Shares	Value
Potlatch Corp.	8,143	$406,336
Prologis Inc.	150,526	9,710,432
Public Storage	23,790	4,972,110
Quality Care Properties Inc.[a]	8,320	114,899
Rayonier Inc.	22,162	700,984
SBA Communications Corp.[a]	33,114	5,409,503
Simon Property Group Inc.	43,389	7,451,627
Tanger Factory Outlet Centers Inc.[b]	11,391	301,975
Taubman Centers Inc.[b]	7,614	498,184
UDR Inc.	50,460	1,943,719
Uniti Group Inc.[a,b]	22,440	399,208
Urban Edge Properties	16,535	421,477
Vornado Realty Trust	31,571	2,468,221
Weingarten Realty Investors	13,568	445,980

		108,909,426
FOOD & STAPLES RETAILING — 0.02%
Sprouts Farmers Market Inc.[a]	34,663	844,044

		844,044
FOOD PRODUCTS — 0.42%
Flowers Foods Inc.	23,014	444,400
General Mills Inc.	56,938	3,375,854
Hain Celestial Group Inc. (The)[a]	11,522	488,417
Hershey Co. (The)	21,936	2,489,955
Ingredion Inc.	9,367	1,309,507
Kellogg Co.	25,570	1,738,249
Lamb Weston Holdings Inc.	41,055	2,317,555
Lancaster Colony Corp.	2,920	377,293
McCormick & Co. Inc./MD NVS	16,710	1,702,916
Sanderson Farms Inc.	3,778	524,311
Tootsie Roll Industries Inc.	2,515	91,546

		14,860,003
GAS UTILITIES — 0.04%
ONE Gas Inc.	6,098	446,740
Southwest Gas Holdings Inc.	6,611	532,053
WGL Holdings Inc.	5,411	464,480

		1,443,273
HEALTH CARE EQUIPMENT & SUPPLIES — 3.95%
Abbott Laboratories	492,443	28,103,722
ABIOMED Inc.[a]	11,879	2,226,243
Align Technology Inc.[a]	20,404	4,533,565
Baxter International Inc.	77,865	5,033,194
Becton Dickinson and Co.	74,992	16,052,749
Boston Scientific Corp.[a]	388,524	9,631,510
Cooper Companies Inc. (The)	13,767	2,999,554
Edwards Lifesciences Corp.[a]	59,858	6,746,595
Globus Medical Inc. Class Aa	20,298	834,248
Hill-Rom Holdings Inc.	18,485	1,558,101
Hologic Inc.[a]	77,394	3,308,593
IDEXX Laboratories Inc.[a]	24,683	3,859,928

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

December 31, 2017

Security	Shares	Value
Intuitive Surgical Inc.[a]	31,706	$11,570,788
LivaNova PLC[a]	12,025	961,038
Masimo Corp.[a]	13,438	1,139,542
Medtronic PLC	161,439	13,036,199
NuVasive Inc.[a]	8,775	513,250
ResMed Inc.	39,869	3,376,506
STERIS PLC	14,393	1,258,956
Stryker Corp.	91,067	14,100,814
Teleflex Inc.	12,692	3,158,023
Varian Medical Systems Inc.[a]	13,990	1,554,988
West Pharmaceutical Services Inc.	13,197	1,302,148
Zimmer Biomet Holdings Inc.	32,154	3,880,023

		140,740,277
HEALTH CARE PROVIDERS & SERVICES — 2.97%
Aetna Inc.	46,040	8,305,156
Anthem Inc.	37,733	8,490,302
Centene Corp.[a]	47,836	4,825,696
Cigna Corp.	68,392	13,889,731
Encompass Health Corp.	27,924	1,379,725
HCA Healthcare Inc.[a]	43,256	3,799,607
Laboratory Corp. of America Holdings[a]	16,699	2,663,658
Molina Healthcare Inc.[a]	5,986	459,006
Tenet Healthcare Corp.[a]	9,184	139,229
UnitedHealth Group Inc.	273,588	60,315,211
WellCare Health Plans Inc.[a]	7,913	1,591,383

		105,858,704
HEALTH CARE TECHNOLOGY — 0.21%
Allscripts Healthcare Solutions Inc.[a]	26,066	379,260
Cerner Corp.[a]	89,344	6,020,892
Medidata Solutions Inc.[a,b]	16,518	1,046,746

		7,446,898
HOTELS, RESTAURANTS & LEISURE — 2.86%
Buffalo Wild Wings Inc.[a]	1,998	312,387
Carnival Corp.	50,893	3,377,768
Chipotle Mexican Grill Inc.[a]	2,771	800,902
Churchill Downs Inc.	3,684	857,267
Cracker Barrel Old Country Store Inc.[b]	2,746	436,312
Darden Restaurants Inc.	21,291	2,044,362
Domino’s Pizza Inc.	12,425	2,347,828
Dunkin’ Brands Group Inc.	25,558	1,647,724
Hilton Worldwide Holdings Inc.	23,354	1,865,051
ILG Inc.	21,395	609,330
Jack in the Box Inc.	5,473	536,956
Marriott International Inc./MD Class A	86,669	11,763,583
McDonald’s Corp.	223,926	38,542,143
MGM Resorts International	63,997	2,136,860
Norwegian Cruise Line Holdings Ltd.[a]	50,113	2,668,517
Papa John’s International Inc.	2,975	166,927
Royal Caribbean Cruises Ltd.	31,836	3,797,398
Six Flags Entertainment Corp.	21,963	1,462,077
Starbucks Corp.	257,088	14,764,564
Texas Roadhouse Inc.	12,338	649,966
Wendy’s Co. (The)	26,688	438,217
Wyndham Worldwide Corp.	28,491	3,301,252

Security	Shares	Value
Wynn Resorts Ltd.	22,689	$3,825,139
Yum! Brands Inc.	42,808	3,493,561

		101,846,091
HOUSEHOLD DURABLES — 0.63%
CalAtlantic Group Inc.	12,034	678,597
DR Horton Inc.	94,649	4,833,725
Garmin Ltd.	15,886	946,329
Helen of Troy Ltd.[a]	3,561	343,102
KB Home	23,355	746,192
Lennar Corp. Class A	33,459	2,115,947
Mohawk Industries Inc.[a]	11,569	3,191,887
NVR Inc.[a]	1,001	3,511,728
PulteGroup Inc.	75,021	2,494,448
Tempur Sealy International Inc.[a]	5,504	345,046
Toll Brothers Inc.	40,825	1,960,417
TRI Pointe Group Inc.[a]	41,713	747,497
Tupperware Brands Corp.	6,190	388,113

		22,303,028
HOUSEHOLD PRODUCTS — 1.23%
Church & Dwight Co. Inc.	37,641	1,888,449
Clorox Co. (The)	20,790	3,092,305
Colgate-Palmolive Co.	117,220	8,844,249
Energizer Holdings Inc.	7,645	366,807
Kimberly-Clark Corp.	43,949	5,302,886
Procter & Gamble Co. (The)	266,185	24,457,078

		43,951,774
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.04%
NRG Energy Inc.	45,054	1,283,138

		1,283,138
INDUSTRIAL CONGLOMERATES — 1.89%
3M Co.	167,783	39,491,085
Carlisle Companies Inc.	8,584	975,572
Honeywell International Inc.	127,173	19,503,251
Roper Technologies Inc.	28,712	7,436,408

		67,406,316
INSURANCE — 1.11%
Allstate Corp. (The)	46,770	4,897,287
Aon PLC	41,618	5,576,812
Arthur J Gallagher & Co.	26,570	1,681,350
Brown & Brown Inc.	21,194	1,090,643
CNO Financial Group Inc.	36,383	898,296
First American Financial Corp.	17,197	963,720
Kemper Corp.	13,551	933,664
Marsh & McLennan Companies Inc.	82,132	6,684,724
Primerica Inc.	12,519	1,271,304
Principal Financial Group Inc.	34,265	2,417,738
Progressive Corp. (The)	161,318	9,085,430
RenaissanceRe Holdings Ltd.	5,877	738,092
Torchmark Corp.	12,497	1,133,603
Willis Towers Watson PLC	15,390	2,319,119

		39,691,782

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

December 31, 2017

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 5.12%
Amazon.com Inc.[a]	112,915	$132,050,705
Expedia Inc.	20,807	2,492,055
Netflix Inc.[a]	122,494	23,513,948
Priceline Group Inc. (The)[a,b]	13,761	23,913,040
TripAdvisor Inc.[a,b]	11,476	395,463

		182,365,211
INTERNET SOFTWARE & SERVICES — 8.81%
Akamai Technologies Inc.[a]	19,737	1,283,695
Alphabet Inc. Class Aa	84,136	88,628,862
Alphabet Inc. Class Ca	85,218	89,172,115
Cars.com Inc.[a]	10,718	309,107
eBay Inc.[a]	271,606	10,250,411
Facebook Inc. Class Aa	673,279	118,806,812
j2 Global Inc.	13,704	1,028,211
LogMeIn Inc.	14,891	1,705,020
VeriSign Inc.[a,b]	23,993	2,745,759

		313,929,992
IT SERVICES — 5.96%
Accenture PLC Class A	109,921	16,827,806
Acxiom Corp.[a]	10,560	291,034
Alliance Data Systems Corp.	8,297	2,103,124
Automatic Data Processing Inc.	125,490	14,706,173
Broadridge Financial Solutions Inc.	32,984	2,987,691
Cognizant Technology Solutions Corp. Class A	165,847	11,778,454
CoreLogic Inc./U.S.[a]	23,340	1,078,541
DST Systems Inc.	7,173	445,228
DXC Technology Co.	42,004	3,986,180
Fidelity National Information Services Inc.	58,440	5,498,620
Fiserv Inc.[a]	58,958	7,731,162
Gartner Inc.[a]	25,647	3,158,428
Global Payments Inc.	44,995	4,510,299
Jack Henry & Associates Inc.	21,838	2,554,172
Mastercard Inc. Class A	262,234	39,691,738
MAXIMUS Inc.	18,438	1,319,792
Paychex Inc.	59,452	4,047,492
PayPal Holdings Inc.[a]	319,675	23,534,473
Sabre Corp.	27,103	555,611
Teradata Corp.[a]	21,144	813,198
Total System Services Inc.	47,348	3,744,753
Visa Inc. Class A	511,989	58,376,986
Western Union Co. (The)	51,367	976,487
WEX Inc.[a]	11,307	1,596,888

		212,314,330
LEISURE PRODUCTS — 0.13%
Brunswick Corp./DE	10,939	604,052
Hasbro Inc.	17,596	1,599,300
Mattel Inc.	26,818	412,461
Polaris Industries Inc.	16,269	2,017,193

		4,633,006

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 1.32%
Agilent Technologies Inc.	90,424	$6,055,695
Bio-Rad Laboratories Inc. Class Aa	5,658	1,350,395
Bio-Techne Corp.	10,590	1,371,934
Charles River Laboratories International Inc.[a]	13,306	1,456,342
Illumina Inc.[a]	41,064	8,972,073
IQVIA Holdings Inc.[a]	24,268	2,375,837
Mettler-Toledo International Inc.[a]	7,227	4,477,271
PerkinElmer Inc.	18,946	1,385,332
Thermo Fisher Scientific Inc.	81,435	15,462,878
Waters Corp.[a]	22,347	4,317,217

		47,224,974
MACHINERY — 2.05%
Caterpillar Inc.	87,513	13,790,298
Crane Co.	6,444	574,934
Deere & Co.	49,666	7,773,226
Donaldson Co. Inc.	22,492	1,100,983
Dover Corp.	24,192	2,443,150
Fortive Corp.	57,685	4,173,510
Graco Inc.	47,646	2,154,552
IDEX Corp.	21,611	2,852,004
Illinois Tool Works Inc.	87,261	14,559,498
Ingersoll-Rand PLC	29,621	2,641,897
ITT Inc.	12,941	690,661
Kennametal Inc.	10,174	492,523
Lincoln Electric Holdings Inc.	9,594	878,618
Nordson Corp.	14,369	2,103,622
Oshkosh Corp.	10,481	952,618
Parker-Hannifin Corp.	21,205	4,232,094
Stanley Black & Decker Inc.	28,460	4,829,377
Terex Corp.	9,307	448,784
Timken Co. (The)	9,842	483,734
Toro Co. (The)	30,488	1,988,732
Wabtec Corp./DE	10,039	817,476
Woodward Inc.	8,407	643,472
Xylem Inc./NY	35,375	2,412,575

		73,038,338
MEDIA — 2.10%
AMC Networks Inc. Class Aa,b	9,567	517,383
Cable One Inc.	859	604,178
CBS Corp. Class B NVS	46,071	2,718,189
Charter Communications Inc. Class Aa	54,920	18,450,923
Comcast Corp. Class A	659,812	26,425,471
John Wiley & Sons Inc. Class A	4,819	316,849
Live Nation Entertainment Inc.[a]	37,554	1,598,674
Meredith Corp.	5,658	373,711
New York Times Co. (The) Class A	34,908	645,798
Scripps Networks Interactive Inc. Class A	19,728	1,684,377
Walt Disney Co. (The)	200,407	21,545,756

		74,881,309

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

December 31, 2017

Security	Shares	Value
METALS & MINING — 0.04%
Royal Gold Inc.	18,525	$1,521,273

		1,521,273
MULTI-UTILITIES — 0.25%
Dominion Energy Inc.	69,496	5,633,346
Vectren Corp.	14,731	957,810
WEC Energy Group Inc.	37,664	2,502,019

		9,093,175
MULTILINE RETAIL — 0.29%
Dollar General Corp.	35,312	3,284,369
Dollar Tree Inc.[a]	67,107	7,201,252

		10,485,621
OIL, GAS & CONSUMABLE FUELS — 0.29%
Cabot Oil & Gas Corp.	60,250	1,723,150
Cimarex Energy Co.	8,749	1,067,466
EOG Resources Inc.	57,819	6,239,248
Hess Corp.	23,211	1,101,826
Matador Resources Co.[a]	12,371	385,109

		10,516,799
PAPER & FOREST PRODUCTS — 0.03%
Louisiana-Pacific Corp.[a]	40,175	1,054,995

		1,054,995
PERSONAL PRODUCTS — 0.24%
Estee Lauder Companies Inc. (The) Class A	62,824	7,993,726
Nu Skin Enterprises Inc. Class A	6,381	435,375

		8,429,101
PHARMACEUTICALS — 4.13%
Akorn Inc.[a]	26,529	855,030
Bristol-Myers Squibb Co.	291,017	17,833,522
Catalent Inc.[a]	37,162	1,526,615
Eli Lilly & Co.	166,303	14,045,951
Johnson & Johnson	409,582	57,226,797
Merck & Co. Inc.	285,709	16,076,845
Perrigo Co. PLC	13,081	1,140,140
Pfizer Inc.	774,105	28,038,083
Prestige Brands Holdings Inc.[a]	10,037	445,743
Zoetis Inc.	137,886	9,933,308

		147,122,034
PROFESSIONAL SERVICES — 0.19%
Dun & Bradstreet Corp. (The)	5,242	620,705
Equifax Inc.	20,326	2,396,842
Robert Half International Inc.	20,502	1,138,681
Verisk Analytics Inc. Class Aa	28,461	2,732,256

		6,888,484
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.14%
CBRE Group Inc. Class Aa	84,540	3,661,427
Jones Lang LaSalle Inc.	7,927	1,180,568

		4,841,995

Security	Shares	Value
ROAD & RAIL — 1.18%
CSX Corp.	251,089	$13,812,406
JB Hunt Transport Services Inc.	14,027	1,612,824
Kansas City Southern	13,494	1,419,839
Knight-Swift Transportation Holdings Inc.	18,480	807,946
Landstar System Inc.	8,246	858,409
Norfolk Southern Corp.	35,716	5,175,248
Old Dominion Freight Line Inc.	19,343	2,544,572
Union Pacific Corp.	115,561	15,496,730
Werner Enterprises Inc.	6,593	254,819

		41,982,793
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.08%
Advanced Micro Devices Inc.[a]	81,839	841,305
Analog Devices Inc.	104,301	9,285,918
Applied Materials Inc.	301,736	15,424,744
Broadcom Ltd.	115,054	29,557,373
Cirrus Logic Inc.[a]	18,009	933,947
Cree Inc.[a]	12,511	464,658
Cypress Semiconductor Corp.	58,149	886,191
First Solar Inc.[a]	11,063	746,974
Integrated Device Technology Inc.[a]	37,575	1,117,105
Intel Corp.	752,479	34,734,431
KLA-Tencor Corp.	44,337	4,658,489
Lam Research Corp.	45,838	8,437,401
Microchip Technology Inc.	66,187	5,816,513
Micron Technology Inc.[a]	319,858	13,152,561
Microsemi Corp.[a]	33,268	1,718,292
MKS Instruments Inc.	15,381	1,453,504
Monolithic Power Systems Inc.	10,818	1,215,510
NVIDIA Corp.	171,090	33,105,915
Qorvo Inc.[a]	35,307	2,351,446
QUALCOMM Inc.	145,994	9,346,536
Silicon Laboratories Inc.[a]	12,032	1,062,426
Skyworks Solutions Inc.	51,982	4,935,691
Teradyne Inc.	55,021	2,303,729
Texas Instruments Inc.	278,869	29,125,078
Versum Materials Inc.	30,573	1,157,188
Xilinx Inc.	43,376	2,924,410

		216,757,335
SOFTWARE — 9.12%
ACI Worldwide Inc.[a]	17,089	387,408
Activision Blizzard Inc.	213,916	13,545,161
Adobe Systems Inc.[a]	139,479	24,442,300

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

December 31, 2017

Security	Shares	Value
ANSYS Inc.[a]	23,822	$3,515,889
Autodesk Inc.[a,b]	37,926	3,975,783
Blackbaud Inc.	13,589	1,284,025
Cadence Design Systems Inc.[a]	79,455	3,322,808
CDK Global Inc.	37,169	2,649,406
Citrix Systems Inc.[a]	23,022	2,025,936
CommVault Systems Inc.[a]	6,309	331,223
Electronic Arts Inc.[a]	87,148	9,155,769
Fair Isaac Corp.	8,480	1,299,136
Fortinet Inc.[a]	42,336	1,849,660
Intuit Inc.	68,731	10,844,377
Manhattan Associates Inc.[a]	11,986	593,786
Microsoft Corp.	2,178,012	186,307,146
Oracle Corp.	438,682	20,740,885
PTC Inc.[a]	19,382	1,177,844
Red Hat Inc.[a]	50,079	6,014,488
salesforce.com Inc.[a]	194,124	19,845,297
Symantec Corp.	79,439	2,229,058
Synopsys Inc.[a]	42,522	3,624,575
Take-Two Interactive Software Inc.[a]	21,189	2,326,128
Tyler Technologies Inc.[a]	9,880	1,749,254
Ultimate Software Group Inc. (The)[a,b]	8,095	1,766,572

		325,003,914
SPECIALTY RETAIL — 2.86%
American Eagle Outfitters Inc.	27,529	517,545
AutoZone Inc.[a]	3,431	2,440,710
CarMax Inc.[a]	25,732	1,650,193
Home Depot Inc. (The)	329,675	62,483,303
Lowe’s Companies Inc.	160,094	14,879,136
O’Reilly Automotive Inc.[a]	13,220	3,179,939
Ross Stores Inc.	72,752	5,838,348
Tiffany & Co.	12,174	1,265,487
TJX Companies Inc. (The)	80,838	6,180,874
Tractor Supply Co.	14,676	1,097,031
Ulta Salon Cosmetics & Fragrance Inc.[a]	11,489	2,569,630

		102,102,196
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.00%
Apple Inc.	1,449,535	245,304,808
NetApp Inc.	75,756	4,190,822

		249,495,630
TEXTILES, APPAREL & LUXURY GOODS — 0.77%
Carter’s Inc.	9,312	1,094,067
Deckers Outdoor Corp.[a]	4,509	361,847
Hanesbrands Inc.	43,528	910,171
Michael Kors Holdings Ltd.[a]	43,024	2,708,361
NIKE Inc. Class B	248,349	15,534,230
Skechers U.S.A. Inc. Class Aa	37,923	1,435,006
Tapestry Inc.	31,562	1,395,987
VF Corp.	56,409	4,174,266

		27,613,935

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.01%
Washington Federal Inc.	10,431	$357,262

		357,262
TOBACCO — 1.25%
Altria Group Inc.	301,681	21,543,040
Philip Morris International Inc.	219,240	23,162,706

		44,705,746
TRADING COMPANIES & DISTRIBUTORS — 0.22%
Fastenal Co.	46,263	2,530,123
MSC Industrial Direct Co. Inc. Class A	5,807	561,305
United Rentals Inc.[a]	23,923	4,112,603
Watsco Inc.	4,173	709,577

		7,913,608
WATER UTILITIES — 0.11%
American Water Works Co. Inc.	28,201	2,580,110
Aqua America Inc.	30,574	1,199,418

		3,779,528

TOTAL COMMON STOCKS
(Cost: $3,100,946,799)		3,552,939,026

SHORT-TERM INVESTMENTS — 0.63%

MONEY MARKET FUNDS — 0.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[d,e,f]	17,672,312	17,674,080
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[d,e]	4,743,899	4,743,899

		22,417,979

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,417,978)		22,417,979

TOTAL INVESTMENTS IN SECURITIES — 100.32%
(Cost: $3,123,364,777)		3,575,357,005
Other Assets, Less Liabilities — (0.32)%		(11,362,555)

NET ASSETS — 100.00%		$3,563,994,450

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,113,234	7,559,078	[a]	—	17,672,312	$17,674,080	$—	[b]	$(12,321)	$(44)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,279,003	3,464,896	[a]	—	4,743,899	4,743,899	31,965		—	—
BlackRock Inc.	8,340	13,904		(1,711)	20,533	10,548,007	95,798		64,471	1,584,844

						$32,965,986	$127,763		$52,150	$1,584,800

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	44	Mar 2018	$5,887	$22,905

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,552,909,705	$—	$29,321	$3,552,939,026
Money Market Funds	22,417,979	—	—	22,417,979

Total	$3,575,327,684	$—	$29,321	$3,575,357,005

Derivative financial instruments[a]
Assets
Futures Contracts	$22,905	$—	$—	$22,905

Total	$22,905	$—	$—	$22,905

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

67

Schedule of Investments (Unaudited)

iSHARES® CORE S&P U.S. VALUE ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.70%

AEROSPACE & DEFENSE — 2.05%
Arconic Inc.	115,920	$3,158,820
Curtiss-Wright Corp.	5,108	622,410
Esterline Technologies Corp.[a,b]	7,368	550,390
General Dynamics Corp.	37,472	7,623,678
Harris Corp.	11,970	1,695,551
Huntington Ingalls Industries Inc.	3,953	931,722
L3 Technologies Inc.	21,308	4,215,788
Lockheed Martin Corp.	25,590	8,215,670
Northrop Grumman Corp.	15,074	4,626,361
Raytheon Co.	30,844	5,794,045
Textron Inc.	72,110	4,080,705
United Technologies Corp.	202,111	25,783,300

		67,298,440
AIR FREIGHT & LOGISTICS — 0.71%
CH Robinson Worldwide Inc.	38,007	3,386,044
Expeditors International of Washington Inc.	21,822	1,411,665
FedEx Corp.	28,614	7,140,338
United Parcel Service Inc. Class B	94,630	11,275,164

		23,213,211
AIRLINES — 0.76%
Alaska Air Group Inc.	33,361	2,452,367
American Airlines Group Inc.	53,311	2,773,771
Delta Air Lines Inc.	178,506	9,996,336
JetBlue Airways Corp.[a,b]	87,788	1,961,184
Southwest Airlines Co.	48,603	3,181,067
United Continental Holdings Inc.[a]	67,925	4,578,145

		24,942,870
AUTO COMPONENTS — 0.14%
BorgWarner Inc.	18,435	941,844
Cooper Tire & Rubber Co.	14,040	496,314
Dana Inc.	14,630	468,306
Gentex Corp.	29,122	610,106
Goodyear Tire & Rubber Co. (The)	67,450	2,179,310

		4,695,880
AUTOMOBILES — 0.91%
Ford Motor Co.	1,061,696	13,260,583
General Motors Co.	347,885	14,259,806
Harley-Davidson Inc.	45,393	2,309,596

		29,829,985
BANKS — 11.98%
Associated Banc-Corp.	41,374	1,050,900
BancorpSouth Bank	12,407	390,200
Bank of America Corp.	1,372,722	40,522,753
Bank of Hawaii Corp.	6,126	524,998

Security	Shares	Value
BB&T Corp.	214,674	$10,673,591
Cathay General Bancorp.	7,890	332,721
Chemical Financial Corp.	19,490	1,042,130
Citigroup Inc.	719,515	53,539,111
Citizens Financial Group Inc.	133,940	5,622,801
Comerica Inc.	23,313	2,023,802
Commerce Bancshares Inc./MO	12,152	678,568
Cullen/Frost Bankers Inc.	7,648	723,883
F.N.B. Corp.	88,484	1,222,849
Fifth Third Bancorp.	193,234	5,862,720
First Horizon National Corp.	87,574	1,750,604
Fulton Financial Corp.	47,596	851,968
Hancock Holding Co.	13,399	663,250
Home BancShares Inc./AR	22,188	515,871
Huntington Bancshares Inc./OH	295,894	4,308,217
International Bancshares Corp.	14,626	580,652
JPMorgan Chase & Co.	944,187	100,971,358
KeyCorp	292,325	5,896,195
M&T Bank Corp.	41,204	7,045,472
MB Financial Inc.	11,301	503,121
PacWest Bancorp.	35,304	1,779,322
People’s United Financial Inc.	94,762	1,772,049
Pinnacle Financial Partners Inc.	8,164	541,273
PNC Financial Services Group Inc. (The)[c]	129,467	18,680,793
Prosperity Bancshares Inc.	19,024	1,333,012
Regions Financial Corp.	317,619	5,488,456
Signature Bank/New York NYa	9,351	1,283,518
Sterling Bancorp./DE	20,598	506,711
SunTrust Banks Inc.	129,528	8,366,214
TCF Financial Corp.	47,076	965,058
Trustmark Corp.	18,287	582,624
U.S. Bancorp.	428,094	22,937,277
UMB Financial Corp.	11,900	855,848
Umpqua Holdings Corp.	60,282	1,253,866
United Bankshares Inc./WV	28,554	992,251
Valley National Bancorp.	72,298	811,184
Webster Financial Corp.	10,749	603,664
Wells Fargo & Co.	1,206,032	73,169,961
Wintrust Financial Corp.	7,009	577,331
Zions BanCorp.	54,673	2,779,029

		392,577,176
BEVERAGES — 1.77%
Boston Beer Co. Inc. (The) Class Aa,b	1,340	256,074
Brown-Forman Corp. Class B	17,745	1,218,549
Coca-Cola Co. (The)	573,928	26,331,817
Dr Pepper Snapple Group Inc.	25,636	2,488,230
Molson Coors Brewing Co. Class B	50,587	4,151,675
PepsiCo Inc.	197,378	23,669,570

		58,115,915

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

December 31, 2017

Security	Shares	Value
BIOTECHNOLOGY — 0.99%
Alexion Pharmaceuticals Inc.[a]	29,043	$3,473,252
Amgen Inc.	80,979	14,082,248
Biogen Inc.[a]	17,686	5,634,229
Gilead Sciences Inc.	123,343	8,836,293
United Therapeutics Corp.[a]	3,733	552,297

		32,578,319
BUILDING PRODUCTS — 0.36%
Allegion PLC	9,120	725,587
Johnson Controls International PLC	253,332	9,654,483
Masco Corp.	29,343	1,289,331

		11,669,401
CAPITAL MARKETS — 3.06%
Affiliated Managers Group Inc.	8,459	1,736,210
Ameriprise Financial Inc.	12,754	2,161,420
Bank of New York Mellon Corp. (The)	278,653	15,008,251
BlackRock Inc.[c]	13,788	7,083,033
CME Group Inc.	30,792	4,497,172
Franklin Resources Inc.	89,471	3,876,778
Goldman Sachs Group Inc. (The)	95,473	24,322,701
Invesco Ltd.	111,418	4,071,214
Legg Mason Inc.	23,417	983,046
Morgan Stanley	378,824	19,876,895
Nasdaq Inc.	16,572	1,273,227
Northern Trust Corp.	26,973	2,694,333
Raymond James Financial Inc.	18,395	1,642,673
State Street Corp.	100,948	9,853,534
Stifel Financial Corp.	18,742	1,116,274

		100,196,761
CHEMICALS — 3.08%
Air Products & Chemicals Inc.	38,066	6,245,869
Albemarle Corp.	12,211	1,561,665
Ashland Global Holdings Inc.	17,146	1,220,795
Cabot Corp.	16,950	1,043,950
CF Industries Holdings Inc.	36,780	1,564,621
DowDuPont Inc.	636,778	45,351,329
Eastman Chemical Co.	39,343	3,644,736
Ecolab Inc.	38,333	5,143,522
International Flavors & Fragrances Inc.	8,429	1,286,350
LyondellBasell Industries NV Class A	88,011	9,709,374
Minerals Technologies Inc.	9,540	656,829
Monsanto Co.	57,483	6,712,865
Mosaic Co. (The)	96,075	2,465,284
NewMarket Corp.	1,432	569,062
Olin Corp.	19,473	692,849
PolyOne Corp.	8,177	355,700
PPG Industries Inc.	36,182	4,226,781
Praxair Inc.	37,582	5,813,184
RPM International Inc.	20,951	1,098,251
Scotts Miracle-Gro Co. (The) Class A	5,171	553,245
Sensient Technologies Corp.	6,531	477,743
Valvoline Inc.	22,261	557,861

		100,951,865

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.20%
Clean Harbors Inc.[a]	14,180	$768,556
Deluxe Corp.	6,696	514,521
HNI Corp.	11,795	454,933
MSA Safety Inc.	3,119	241,785
Pitney Bowes Inc.	51,099	571,287
Republic Services Inc.	33,113	2,238,770
Stericycle Inc.[a]	23,383	1,589,810

		6,379,662
COMMUNICATIONS EQUIPMENT — 1.08%
ARRIS International PLC[a]	48,041	1,234,173
Ciena Corp.[a]	39,054	817,400
Cisco Systems Inc.	726,501	27,824,988
F5 Networks Inc.[a]	7,172	941,110
Juniper Networks Inc.	101,805	2,901,443
NetScout Systems Inc.[a]	23,861	726,567
Plantronics Inc.	4,173	210,236
ViaSat Inc.[a,b]	9,289	695,282

		35,351,199
CONSTRUCTION & ENGINEERING — 0.32%
AECOM[a]	43,436	1,613,647
EMCOR Group Inc.	16,137	1,319,200
Fluor Corp.	38,526	1,989,868
Granite Construction Inc.	5,103	323,683
Jacobs Engineering Group Inc.	32,986	2,175,757
KBR Inc.	38,321	759,905
Quanta Services Inc.[a]	41,734	1,632,217
Valmont Industries Inc.	3,767	624,757

		10,439,034
CONSTRUCTION MATERIALS — 0.13%
Martin Marietta Materials Inc.	9,661	2,135,468
Vulcan Materials Co.	17,579	2,256,616

		4,392,084
CONSUMER FINANCE — 1.15%
American Express Co.	78,414	7,787,294
Capital One Financial Corp.	131,898	13,134,403
Discover Financial Services	98,046	7,541,698
Navient Corp.	72,033	959,480
SLM Corp.[a]	37,270	421,151
Synchrony Financial	201,393	7,775,784

		37,619,810
CONTAINERS & PACKAGING — 0.68%
AptarGroup Inc.	8,698	750,463
Ball Corp.	96,092	3,637,082
Bemis Co. Inc.	24,855	1,187,821

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

December 31, 2017

Security	Shares	Value
Greif Inc. Class A NVS	7,243	$438,781
International Paper Co.	112,991	6,546,699
Owens-Illinois Inc.[a]	44,620	989,225
Packaging Corp. of America	8,927	1,076,150
Sealed Air Corp.	30,523	1,504,784
Silgan Holdings Inc.	11,865	348,712
Sonoco Products Co.	27,202	1,445,514
WestRock Co.	69,851	4,415,282

		22,340,513
DISTRIBUTORS — 0.16%
Genuine Parts Co.	40,132	3,812,942
LKQ Corp.[a]	35,293	1,435,366

		5,248,308
DIVERSIFIED CONSUMER SERVICES — 0.06%
Adtalem Global Education Inc.	16,614	698,619
Graham Holdings Co. Class B	1,280	714,688
H&R Block Inc.	21,131	554,055

		1,967,362
DIVERSIFIED FINANCIAL SERVICES — 3.24%
Berkshire Hathaway Inc. Class Ba	523,671	103,802,066
Leucadia National Corp.	85,807	2,273,027

		106,075,093
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.91%
AT&T Inc.	1,670,846	64,962,492
CenturyLink Inc.	266,267	4,441,334
Verizon Communications Inc.	1,108,289	58,661,737

		128,065,563
ELECTRIC UTILITIES — 3.31%
Alliant Energy Corp.	62,855	2,678,252
American Electric Power Co. Inc.	133,842	9,846,756
Duke Energy Corp.	190,462	16,019,759
Edison International	89,160	5,638,478
Entergy Corp.	49,340	4,015,783
Eversource Energy	86,883	5,489,268
Exelon Corp.	261,276	10,296,887
FirstEnergy Corp.	72,536	2,221,052
Great Plains Energy Inc.	59,040	1,903,450
Hawaiian Electric Industries Inc.	30,056	1,086,524
IDACORP Inc.	6,607	603,615
NextEra Energy Inc.	62,723	9,796,705
OGE Energy Corp.	54,647	1,798,433
PG&E Corp.	140,370	6,292,787
Pinnacle West Capital Corp.	30,584	2,605,145
PNM Resources Inc.	8,923	360,935
PPL Corp.	186,982	5,787,093
Southern Co. (The)	273,124	13,134,533
Westar Energy Inc.	38,556	2,035,757
Xcel Energy Inc.	138,960	6,685,366

		108,296,578

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.72%
Acuity Brands Inc.	11,387	$2,004,112
Eaton Corp. PLC	119,891	9,472,588
Emerson Electric Co.	103,496	7,212,636
EnerSys	11,380	792,389
Hubbell Inc.	6,953	941,019
Regal Beloit Corp.	12,115	928,009
Rockwell Automation Inc.	10,745	2,109,781

		23,460,534
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.35%
Arrow Electronics Inc.[a]	24,063	1,934,906
Avnet Inc.	33,107	1,311,699
Belden Inc.	6,477	499,830
FLIR Systems Inc.	12,125	565,268
Keysight Technologies Inc.[a]	25,982	1,080,851
Knowles Corp.[a]	24,491	359,038
SYNNEX Corp.	7,989	1,086,105
TE Connectivity Ltd.	27,259	2,590,695
Tech Data Corp.[a]	9,611	941,590
VeriFone Systems Inc.[a]	30,707	543,821
Vishay Intertechnology Inc.	18,695	387,921

		11,301,724
ENERGY EQUIPMENT & SERVICES — 1.74%
Baker Hughes a GE Co.	116,466	3,684,984
Core Laboratories NVb	7,055	772,875
Diamond Offshore Drilling Inc.[a,b]	17,667	328,430
Dril-Quip Inc.[a,b]	10,378	495,031
Ensco PLC Class A	119,331	705,246
Halliburton Co.	236,831	11,573,931
Helmerich & Payne Inc.	29,731	1,921,812
Nabors Industries Ltd.	89,205	609,270
National Oilwell Varco Inc.	104,025	3,746,981
Oceaneering International Inc.	26,910	568,877
Patterson-UTI Energy Inc.	60,461	1,391,208
Rowan Companies PLC Class Aa	31,092	486,901
Schlumberger Ltd.	376,719	25,387,093
Superior Energy Services Inc.[a]	41,666	401,244
TechnipFMC PLC	119,995	3,757,043
Transocean Ltd.[a,b]	107,056	1,143,358

		56,974,284
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.44%
Alexander & Baldwin Inc.	12,665	351,327
Alexandria Real Estate Equities Inc.	11,878	1,551,148
American Campus Communities Inc.[b]	37,255	1,528,573
Apartment Investment & Management Co. Class A	23,723	1,036,932
AvalonBay Communities Inc.	20,933	3,734,657
Boston Properties Inc.	23,618	3,071,049
Camden Property Trust	11,918	1,097,171
CoreCivic Inc.	32,343	727,718

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

December 31, 2017

Security	Shares	Value
Corporate Office Properties Trust[b]	15,441	$450,877
Cousins Properties Inc.	54,899	507,816
Crown Castle International Corp.	35,629	3,955,175
CyrusOne Inc.	14,269	849,434
Digital Realty Trust Inc.	22,181	2,526,416
Douglas Emmett Inc.	15,892	652,526
Duke Realty Corp.	96,080	2,614,337
Education Realty Trust Inc.	20,429	713,381
EPR Properties	17,547	1,148,627
Equity Residential	99,621	6,352,831
Essex Property Trust Inc.	8,664	2,091,230
Federal Realty Investment Trust	10,566	1,403,270
GEO Group Inc. (The)	15,633	368,939
GGP Inc.	102,760	2,403,556
HCP Inc.	128,389	3,348,385
Healthcare Realty Trust Inc.	16,648	534,734
Highwoods Properties Inc.	15,488	788,494
Hospitality Properties Trust	21,331	636,730
Host Hotels & Resorts Inc.	199,677	3,963,588
Iron Mountain Inc.[b]	40,065	1,511,652
JBG SMITH Properties	25,363	880,857
Kilroy Realty Corp.	10,756	802,935
Kimco Realty Corp.	114,841	2,084,364
LaSalle Hotel Properties	30,988	869,833
Liberty Property Trust	20,516	882,393
Life Storage Inc.	6,317	562,655
Macerich Co. (The)	29,676	1,949,120
Mack-Cali Realty Corp.	24,394	525,935
Medical Properties Trust Inc.	45,651	629,071
Mid-America Apartment Communities Inc.	30,825	3,099,762
National Retail Properties Inc.[b]	24,464	1,055,132
Omega Healthcare Investors Inc.[b]	54,221	1,493,246
Potlatch Corp.	4,064	202,794
Public Storage[b]	17,963	3,754,267
Quality Care Properties Inc.[a]	17,572	242,669
Rayonier Inc.[b]	13,856	438,265
Realty Income Corp.[b]	76,443	4,358,780
Regency Centers Corp.	40,292	2,787,401
Sabra Health Care REIT Inc.	48,430	909,031
Senior Housing Properties Trust	39,391	754,338
Simon Property Group Inc.	43,269	7,431,018
SL Green Realty Corp.	26,909	2,715,925
Tanger Factory Outlet Centers Inc.[b]	14,930	395,794
Taubman Centers Inc.	9,287	607,648
UDR Inc.	24,820	956,066
Uniti Group Inc.[a,b]	23,585	419,577
Urban Edge Properties	12,991	331,141
Ventas Inc.	96,704	5,803,207
Vornado Realty Trust	16,620	1,299,352
Washington Prime Group Inc.[b]	50,833	361,931
Weingarten Realty Investors	19,670	646,553
Welltower Inc.	99,907	6,371,069
Weyerhaeuser Co.	206,573	7,283,764

		112,826,466

Security	Shares	Value
FOOD & STAPLES RETAILING — 3.51%
Casey’s General Stores Inc.	10,477	$1,172,795
Costco Wholesale Corp.	118,902	22,130,040
CVS Health Corp.	275,666	19,985,785
Kroger Co. (The)	243,514	6,684,459
Sysco Corp.	130,231	7,908,929
United Natural Foods Inc.[a,b]	13,920	685,839
Wal-Mart Stores Inc.	398,304	39,332,520
Walgreens Boots Alliance Inc.	236,279	17,158,581

		115,058,948
FOOD PRODUCTS — 2.31%
Archer-Daniels-Midland Co.	153,070	6,135,046
Campbell Soup Co.	52,184	2,510,572
Conagra Brands Inc.	111,820	4,212,259
Dean Foods Co.	24,940	288,306
Flowers Foods Inc.	28,108	542,765
General Mills Inc.	100,688	5,969,792
Hain Celestial Group Inc. (The)[a,b]	17,221	729,998
Hershey Co. (The)	17,516	1,988,241
Hormel Foods Corp.	73,671	2,680,888
Ingredion Inc.	10,626	1,485,515
JM Smucker Co. (The)	31,084	3,861,876
Kellogg Co.	43,411	2,951,080
Kraft Heinz Co. (The)	162,465	12,633,278
Lancaster Colony Corp.	2,519	325,480
McCormick & Co. Inc./MD NVS	16,644	1,696,190
Mondelez International Inc. Class A	406,645	17,404,406
Post Holdings Inc.[a,b]	17,837	1,413,225
Sanderson Farms Inc.	1,884	261,462
Snyder’s-Lance Inc.	23,469	1,175,328
Tootsie Roll Industries Inc.[b]	3,365	122,486
TreeHouse Foods Inc.[a,b]	15,645	773,802
Tyson Foods Inc. Class A	81,554	6,611,583

		75,773,578
GAS UTILITIES — 0.27%
Atmos Energy Corp.	30,331	2,605,130
National Fuel Gas Co.	23,258	1,277,097
New Jersey Resources Corp.	23,774	955,715
ONE Gas Inc.	8,513	623,662
Southwest Gas Holdings Inc.	6,709	539,940
UGI Corp.	47,612	2,235,383
WGL Holdings Inc.	8,846	759,341

		8,996,268
HEALTH CARE EQUIPMENT & SUPPLIES — 1.44%
Baxter International Inc.	60,035	3,880,662
Danaher Corp.	166,250	15,431,325
DENTSPLY SIRONA Inc.	62,862	4,138,206
Halyard Health Inc.[a]	13,035	601,956
Medtronic PLC	209,954	16,953,786
NuVasive Inc.[a]	5,513	322,455
STERIS PLC	9,295	813,034
Varian Medical Systems Inc.[a]	11,716	1,302,233
West Pharmaceutical Services Inc.	7,738	763,508
Zimmer Biomet Holdings Inc.	24,331	2,936,022

		47,143,187

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

December 31, 2017

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.39%
Acadia Healthcare Co. Inc.[a,b]	22,306	$727,845
Aetna Inc.	43,985	7,934,454
AmerisourceBergen Corp.	44,280	4,065,790
Anthem Inc.	32,849	7,391,354
Cardinal Health Inc.	86,297	5,287,417
DaVita Inc.[a]	41,447	2,994,546
Envision Healthcare Corp.[a]	32,927	1,137,957
Express Scripts Holding Co.[a]	154,120	11,503,517
HCA Healthcare Inc.[a]	35,822	3,146,604
Henry Schein Inc.[a]	42,954	3,001,626
Humana Inc.	38,600	9,575,502
Laboratory Corp. of America Holdings[a]	11,725	1,870,255
LifePoint Health Inc.[a]	10,785	537,093
McKesson Corp.	56,733	8,847,511
MEDNAX Inc.[a]	25,391	1,356,895
Molina Healthcare Inc.[a,b]	6,210	476,183
Owens & Minor Inc.	16,767	316,561
Patterson Companies Inc.	22,546	814,587
Quest Diagnostics Inc.	36,966	3,640,781
Tenet Healthcare Corp.[a,b]	13,159	199,490
Universal Health Services Inc. Class B	23,824	2,700,450
WellCare Health Plans Inc.[a]	4,570	919,073

		78,445,491
HEALTH CARE TECHNOLOGY — 0.01%
Allscripts Healthcare Solutions Inc.[a]	24,097	350,611

		350,611
HOTELS, RESTAURANTS & LEISURE — 0.88%
Brinker International Inc.	12,505	485,694
Carnival Corp.	61,054	4,052,154
Cheesecake Factory Inc. (The)	11,499	554,022
Chipotle Mexican Grill Inc.[a]	4,118	1,190,226
Cracker Barrel Old Country Store Inc.[b]	3,967	630,317
Darden Restaurants Inc.	13,337	1,280,619
Hilton Worldwide Holdings Inc.	32,912	2,628,352
ILG Inc.	8,155	232,254
International Speedway Corp. Class A	2,458	97,951
Jack in the Box Inc.	2,766	271,372
MGM Resorts International	78,050	2,606,089
Papa John’s International Inc.	4,123	231,342
Royal Caribbean Cruises Ltd.	16,137	1,924,821
Starbucks Corp.	138,377	7,946,991
Texas Roadhouse Inc.	6,197	326,458
Wendy’s Co. (The)	24,004	394,146
Yum! Brands Inc.	49,998	4,080,337

		28,933,145

Security	Shares	Value
HOUSEHOLD DURABLES — 0.46%
CalAtlantic Group Inc.	9,152	$516,081
Garmin Ltd.	14,982	892,478
Helen of Troy Ltd.[a]	4,107	395,709
Leggett & Platt Inc.	35,758	1,706,729
Lennar Corp. Class A	23,588	1,491,705
Mohawk Industries Inc.[a]	6,123	1,689,336
Newell Brands Inc.	132,959	4,108,433
Tempur Sealy International Inc.[a,b]	7,443	466,602
Tupperware Brands Corp.	7,945	498,152
Whirlpool Corp.	19,681	3,319,004

		15,084,229
HOUSEHOLD PRODUCTS — 1.85%
Church & Dwight Co. Inc.	32,030	1,606,945
Clorox Co. (The)	15,197	2,260,402
Colgate-Palmolive Co.	127,067	9,587,205
Energizer Holdings Inc.	9,276	445,062
Kimberly-Clark Corp.	53,795	6,490,905
Procter & Gamble Co. (The)	436,843	40,137,135

		60,527,654
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
AES Corp./VA	180,751	1,957,533
NRG Energy Inc.	38,525	1,097,192

		3,054,725
INDUSTRIAL CONGLOMERATES — 1.68%
Carlisle Companies Inc.	8,685	987,050
General Electric Co.	2,357,609	41,140,277
Honeywell International Inc.	85,004	13,036,214

		55,163,541
INSURANCE — 4.47%
Aflac Inc.	107,622	9,447,059
Alleghany Corp.[a]	2,918	1,739,391
Allstate Corp. (The)	51,766	5,420,418
American Financial Group Inc./OH	18,810	2,041,637
American International Group Inc.	244,643	14,575,830
Aon PLC	27,706	3,712,604
Arthur J Gallagher & Co.	23,895	1,512,076
Aspen Insurance Holdings Ltd.	15,541	630,965
Assurant Inc.	14,719	1,484,264
Brighthouse Financial Inc.[a]	26,392	1,547,627
Brown & Brown Inc.	11,459	589,680
Chubb Ltd.	126,335	18,461,334
Cincinnati Financial Corp.	40,677	3,049,555
Everest Re Group Ltd.	11,301	2,500,459
First American Financial Corp.	13,561	759,958
Genworth Financial Inc. Class Aa	136,573	424,742
Hanover Insurance Group Inc. (The)	11,612	1,255,025
Hartford Financial Services Group Inc. (The)	97,870	5,508,124
Lincoln National Corp.	59,921	4,606,127
Loews Corp.	75,557	3,780,117
Marsh & McLennan Companies Inc.	59,208	4,818,939

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

December 31, 2017

Security	Shares	Value
Mercury General Corp.	9,976	$533,117
MetLife Inc.	286,361	14,478,412
Old Republic International Corp.	67,147	1,435,603
Principal Financial Group Inc.	39,453	2,783,804
Prudential Financial Inc.	115,367	13,264,898
Reinsurance Group of America Inc.	17,628	2,748,734
RenaissanceRe Holdings Ltd.	5,379	675,549
Torchmark Corp.	17,235	1,563,387
Travelers Companies Inc. (The)	74,482	10,102,738
Unum Group	61,426	3,371,673
Willis Towers Watson PLC	21,192	3,193,422
WR Berkley Corp.	26,322	1,885,971
XL Group Ltd.	70,071	2,463,696

		146,366,935
INTERNET & DIRECT MARKETING RETAIL — 0.07%
Expedia Inc.	13,581	1,626,596
HSN Inc.	513	20,699
TripAdvisor Inc.[a]	18,610	641,301

		2,288,596
INTERNET SOFTWARE & SERVICES — 0.06%
Akamai Technologies Inc.[a]	27,560	1,792,502
Cars.com Inc.[a]	9,170	264,463

		2,056,965
IT SERVICES — 1.96%
Accenture PLC Class A	61,687	9,443,663
Acxiom Corp.[a,b]	12,130	334,303
Alliance Data Systems Corp.	5,123	1,298,578
Convergys Corp.	25,125	590,437
CSRA Inc.	44,527	1,332,248
DST Systems Inc.	9,679	600,776
DXC Technology Co.	37,482	3,557,042
Fidelity National Information Services Inc.	34,343	3,231,333
International Business Machines Corp.	233,797	35,869,136
Leidos Holdings Inc.	38,928	2,513,581
Paychex Inc.	30,367	2,067,385
Sabre Corp.	33,902	694,991
Science Applications International Corp.	11,672	893,725
Teradata Corp.[a,b]	12,588	484,134
Western Union Co. (The)	76,209	1,448,733

		64,360,065
LEISURE PRODUCTS — 0.09%
Brunswick Corp./DE	13,343	736,801
Hasbro Inc.	14,180	1,288,820
Mattel Inc.	68,298	1,050,423

		3,076,044
LIFE SCIENCES TOOLS & SERVICES — 0.27%
INC Research Holdings Inc. Class Aa	15,208	663,069
IQVIA Holdings Inc.[a]	16,500	1,615,350
PerkinElmer Inc.	11,736	858,136
Thermo Fisher Scientific Inc.	30,560	5,802,733

		8,939,288

Security	Shares	Value
MACHINERY — 1.96%
AGCO Corp.	18,045	$1,288,954
Caterpillar Inc.	77,722	12,247,433
Crane Co.	7,606	678,607
Cummins Inc.	42,168	7,448,556
Deere & Co.	39,524	6,185,901
Donaldson Co. Inc.	13,835	677,223
Dover Corp.	19,093	1,928,202
Flowserve Corp.	35,749	1,506,105
Fortive Corp.	28,067	2,030,647
Ingersoll-Rand PLC	39,099	3,487,240
ITT Inc.	11,510	614,289
Kennametal Inc.	12,858	622,456
Lincoln Electric Holdings Inc.	7,654	700,953
Oshkosh Corp.	10,801	981,703
PACCAR Inc.	95,540	6,790,983
Parker-Hannifin Corp.	16,056	3,204,457
Pentair PLC	45,199	3,191,953
Snap-on Inc.	15,486	2,699,210
Stanley Black & Decker Inc.	14,434	2,449,306
Terex Corp.	12,833	618,807
Timken Co. (The)	9,332	458,668
Trinity Industries Inc.	41,536	1,555,939
Wabtec Corp./DEb	13,739	1,118,767
Woodward Inc.	7,128	545,577
Xylem Inc./NY	15,186	1,035,685

		64,067,621
MARINE — 0.03%
Kirby Corp.[a]	14,697	981,760

		981,760
MEDIA — 3.23%
AMC Networks Inc. Class Aa	5,095	275,538
Cable One Inc.	481	338,311
CBS Corp. Class B NVS	53,787	3,173,433
Cinemark Holdings Inc.	28,769	1,001,737
Comcast Corp. Class A	629,500	25,211,475
Discovery Communications Inc. Class Aa,b	41,546	929,799
Discovery Communications Inc. Class C NVS[a]	54,819	1,160,518
DISH Network Corp. Class Aa	61,870	2,954,292
Interpublic Group of Companies Inc. (The)	105,537	2,127,626
John Wiley & Sons Inc. Class A	7,610	500,358
Meredith Corp.	4,861	321,069
News Corp. Class A	104,847	1,699,570
News Corp. Class B	33,343	553,494
Omnicom Group Inc.	62,454	4,548,525
Scripps Networks Interactive Inc. Class A	7,379	630,019
TEGNA Inc.	58,898	829,284
Time Warner Inc.	210,047	19,212,999

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

December 31, 2017

Security	Shares	Value
Twenty-First Century Fox Inc. Class A	286,504	$9,892,983
Twenty-First Century Fox Inc. Class B	119,394	4,073,723
Viacom Inc. Class B NVS	96,584	2,975,753
Walt Disney Co. (The)	217,824	23,418,258

		105,828,764
METALS & MINING — 0.83%
Allegheny Technologies Inc.[a]	34,449	831,599
Carpenter Technology Corp.	12,823	653,845
Commercial Metals Co.	31,725	676,377
Compass Minerals International Inc.	9,212	665,567
Ferroglobe PLC	5,097	—
Freeport-McMoRan Inc.[a]	365,292	6,925,936
Gerber Scientific Inc. Escrow[a,d]	1,091	11
Newmont Mining Corp.	143,909	5,399,466
Nucor Corp.	86,288	5,486,191
Reliance Steel & Aluminum Co.	19,971	1,713,312
Steel Dynamics Inc.	64,229	2,770,197
U.S. Steel Corp.	47,460	1,670,117
Worthington Industries Inc.	12,056	531,187

		27,323,805
MULTI-UTILITIES — 1.76%
Ameren Corp.	66,403	3,917,113
Black Hills Corp.	14,671	881,874
CenterPoint Energy Inc.	117,007	3,318,319
CMS Energy Corp.	77,178	3,650,519
Consolidated Edison Inc.	84,874	7,210,046
Dominion Energy Inc.	108,975	8,833,513
DTE Energy Co.	49,078	5,372,078
MDU Resources Group Inc.	52,710	1,416,845
NiSource Inc.	92,141	2,365,259
NorthWestern Corp.	13,289	793,353
Public Service Enterprise Group Inc.	138,509	7,133,214
SCANA Corp.	39,279	1,562,519
Sempra Energy	68,803	7,356,417
Vectren Corp.	8,384	545,128
WEC Energy Group Inc.	49,963	3,319,042

		57,675,239
MULTILINE RETAIL — 0.62%
Big Lots Inc.	11,630	653,024
Dillard’s Inc. Class Ab	5,751	345,348
Dollar General Corp.	36,666	3,410,305
Kohl’s Corp.	46,353	2,513,723
Macy’s Inc.	83,356	2,099,738
Nordstrom Inc.	31,914	1,512,085
Target Corp.	147,924	9,652,041

		20,186,264
OIL, GAS & CONSUMABLE FUELS — 10.09%
Anadarko Petroleum Corp.	148,734	7,978,092
Andeavor	39,366	4,501,108
Apache Corp.	103,307	4,361,621
Cabot Oil & Gas Corp.	68,335	1,954,381

Security	Shares	Value
Callon Petroleum Co.[a,b]	54,845	$666,367
Chesapeake Energy Corp.[a]	247,061	978,362
Chevron Corp.	516,883	64,708,583
Cimarex Energy Co.	17,742	2,164,701
CNX Resources Corp.[a]	58,558	856,704
Concho Resources Inc.[a]	40,456	6,077,300
ConocoPhillips	325,337	17,857,748
Devon Energy Corp.	143,000	5,920,200
Energen Corp.[a]	26,428	1,521,460
EOG Resources Inc.	102,500	11,060,775
EQT Corp.	66,422	3,780,740
Exxon Mobil Corp.	1,153,076	96,443,277
Gulfport Energy Corp.[a]	44,727	570,716
Hess Corp.	51,319	2,436,113
HollyFrontier Corp.	48,526	2,485,502
Kinder Morgan Inc./DE	525,657	9,498,622
Marathon Oil Corp.	232,533	3,936,784
Marathon Petroleum Corp.	133,754	8,825,089
Matador Resources Co.[a,b]	15,055	468,662
Murphy Oil Corp.	43,767	1,358,965
Newfield Exploration Co.[a,b]	54,019	1,703,219
Noble Energy Inc.	132,390	3,857,845
Occidental Petroleum Corp.	208,317	15,344,630
ONEOK Inc.	103,908	5,553,883
PBF Energy Inc. Class A	30,105	1,067,222
PetroCorp Inc. Escrow[a,d]	190	—
Phillips 66	116,931	11,827,571
Pioneer Natural Resources Co.	45,984	7,948,334
QEP Resources Inc.[a]	65,592	627,715
Range Resources Corp.[b]	61,465	1,048,593
SM Energy Co.	27,923	616,540
Southwestern Energy Co.[a]	139,150	776,457
Valero Energy Corp.	119,090	10,945,562
Williams Companies Inc. (The)	224,837	6,855,280
World Fuel Services Corp.	18,535	521,575
WPX Energy Inc.[a,b]	108,057	1,520,362

		330,626,660
PAPER & FOREST PRODUCTS — 0.03%
Domtar Corp.	17,396	861,450

		861,450
PERSONAL PRODUCTS — 0.13%
Avon Products Inc.[a]	120,513	259,103
Coty Inc. Class A	128,442	2,554,711
Edgewell Personal Care Co.[a]	15,332	910,568
Nu Skin Enterprises Inc. Class A	7,397	504,697

		4,229,079
PHARMACEUTICALS — 4.52%
Allergan PLC	90,491	14,802,518
Bristol-Myers Squibb Co.	164,788	10,098,209
Eli Lilly & Co.	102,833	8,685,275

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

December 31, 2017

Security	Shares	Value
Endo International PLC[a]	55,022	$426,420
Johnson & Johnson	336,289	46,986,299
Mallinckrodt PLC[a]	26,005	586,673
Merck & Co. Inc.	469,136	26,398,283
Mylan NVa	146,777	6,210,135
Perrigo Co. PLC	23,159	2,018,538
Pfizer Inc.	875,912	31,725,533
Prestige Brands Holdings Inc.[a]	4,813	213,745

		148,151,628
PROFESSIONAL SERVICES — 0.44%
Dun & Bradstreet Corp. (The)	4,785	566,592
Equifax Inc.	13,275	1,565,388
IHS Markit Ltd.[a]	99,043	4,471,792
ManpowerGroup Inc.	18,131	2,286,500
Nielsen Holdings PLC	90,923	3,309,597
Robert Half International Inc.	14,356	797,332
Verisk Analytics Inc. Class Aa	15,214	1,460,544

		14,457,745
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.02%
Jones Lang LaSalle Inc.	4,715	702,205

		702,205
ROAD & RAIL — 0.84%
Avis Budget Group Inc.[a]	19,320	847,762
Genesee & Wyoming Inc. Class Aa	16,757	1,319,279
JB Hunt Transport Services Inc.	10,010	1,150,950
Kansas City Southern	15,229	1,602,395
Knight-Swift Transportation Holdings Inc.[b]	17,297	756,225
Landstar System Inc.	3,508	365,183
Norfolk Southern Corp.	42,825	6,205,342
Ryder System Inc.	14,478	1,218,613
Union Pacific Corp.	102,918	13,801,304
Werner Enterprises Inc.	5,859	226,450

		27,493,503
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.45%
Advanced Micro Devices Inc.[a,b]	146,016	1,501,044
Cree Inc.[a,b]	14,670	544,844
Cypress Semiconductor Corp.	34,998	533,370
First Solar Inc.[a]	11,543	779,383
Intel Corp.	547,649	25,279,478
QUALCOMM Inc.	258,509	16,549,746
Synaptics Inc.[a,b]	9,325	372,441
Xilinx Inc.	27,215	1,834,835

		47,395,141
SOFTWARE — 0.97%
ACI Worldwide Inc.[a,b]	15,908	360,634
Autodesk Inc.[a]	23,459	2,459,207
CA Inc.	85,944	2,860,216
Citrix Systems Inc.[a]	16,980	1,494,240
CommVault Systems Inc.[a]	5,686	298,515

Security	Shares	Value
Manhattan Associates Inc.[a]	7,389	$366,051
Oracle Corp.	406,237	19,206,886
PTC Inc.[a,b]	13,101	796,148
Symantec Corp.	93,230	2,616,034
Take-Two Interactive Software Inc.[a]	10,862	1,192,430

		31,650,361
SPECIALTY RETAIL — 1.59%
Aaron’s Inc.	17,034	678,805
Advance Auto Parts Inc.	20,044	1,998,186
American Eagle Outfitters Inc.	19,261	362,107
AutoNation Inc.[a,b]	15,515	796,385
AutoZone Inc.[a]	4,258	3,029,013
Bed Bath & Beyond Inc.	39,214	862,316
Best Buy Co. Inc.	69,414	4,752,777
CarMax Inc.[a]	24,994	1,602,865
Dick’s Sporting Goods Inc.	22,316	641,362
Foot Locker Inc.	33,640	1,577,043
GameStop Corp. Class A	27,719	497,556
Gap Inc. (The)	59,605	2,030,146
L Brands Inc.	67,147	4,043,592
Lowe’s Companies Inc.	73,102	6,794,100
Michaels Companies Inc. (The)[a]	29,990	725,458
Murphy USA Inc.[a]	9,008	723,883
O’Reilly Automotive Inc.[a]	10,556	2,539,140
Office Depot Inc.	141,262	500,067
Ross Stores Inc.	35,510	2,849,678
Sally Beauty Holdings Inc.[a]	34,867	654,105
Signet Jewelers Ltd.	16,545	935,620
Tiffany & Co.	16,190	1,682,951
TJX Companies Inc. (The)	94,425	7,219,735
Tractor Supply Co.	20,202	1,510,100
Ulta Salon Cosmetics & Fragrance Inc.[a]	4,877	1,090,790
Urban Outfitters Inc.[a,b]	21,603	757,401
Williams-Sonoma Inc.	21,279	1,100,124

		51,955,305
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.89%
3D Systems Corp.[a,b]	30,842	266,475
Diebold Nixdorf Inc.	20,656	337,726
Hewlett Packard Enterprise Co.	436,766	6,271,960
HP Inc.	457,139	9,604,490
NCR Corp.[a]	32,870	1,117,251
Seagate Technology PLC	79,191	3,313,351
Western Digital Corp.	80,934	6,436,681
Xerox Corp.	58,420	1,702,943

		29,050,877
TEXTILES, APPAREL & LUXURY GOODS — 0.61%
Carter’s Inc.	3,946	463,616
Deckers Outdoor Corp.[a]	4,517	362,489
Hanesbrands Inc.	57,740	1,207,343
NIKE Inc. Class B	118,009	7,381,463

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

December 31, 2017

Security	Shares	Value
PVH Corp.	21,202	$2,909,126
Ralph Lauren Corp.	15,169	1,572,874
Tapestry Inc.	47,358	2,094,644
Under Armour Inc. Class Aa,b	49,941	720,649
Under Armour Inc. Class Ca,b	49,735	662,470
VF Corp.	33,931	2,510,894

		19,885,568
THRIFTS & MORTGAGE FINANCE — 0.07%
New York Community Bancorp. Inc.	133,846	1,742,675
Washington Federal Inc.	13,889	475,698

		2,218,373
TOBACCO — 1.18%
Altria Group Inc.	226,511	16,175,151
Philip Morris International Inc.	211,308	22,324,690

		38,499,841
TRADING COMPANIES & DISTRIBUTORS — 0.23%
Fastenal Co.	34,123	1,866,187
GATX Corp.	10,433	648,515
MSC Industrial Direct Co. Inc. Class A	6,740	651,488
NOW Inc.[a,b]	29,485	325,220
Watsco Inc.	4,340	737,974
WW Grainger Inc.	13,997	3,306,791

		7,536,175
WATER UTILITIES — 0.08%
American Water Works Co. Inc.	21,646	1,980,392
Aqua America Inc.	19,034	746,704

		2,727,096
WIRELESS TELECOMMUNICATION SERVICES — 0.02%
Telephone & Data Systems Inc.	25,099	697,752

		697,752

TOTAL COMMON STOCKS
(Cost: $3,041,105,422)		3,266,629,519

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.10%

MONEY MARKET FUNDS — 1.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,e,f]	31,122,758	$31,125,871
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,e]	4,797,244	4,797,244

		35,923,115

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,924,807)		35,923,115

TOTAL INVESTMENTS IN SECURITIES — 100.80%
(Cost: $3,077,030,229)		3,302,552,634
Other Assets, Less Liabilities — (0.80)%		(26,250,839)

NET ASSETS — 100.00%		$3,276,301,795

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,702,769	21,419,989	[a]	—	31,122,758	$31,125,871	$—	[b]	$(4,173)	$(2,035)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,866,301	1,930,943	[a]	—	4,797,244	4,797,244	34,642		—	—
BlackRock Inc.	10,414	10,345		(6,971)	13,788	7,083,033	110,323		291,653	1,598,606
PNC Financial Services Group Inc. (The)	81,551	78,312		(30,396)	129,467	18,680,793	217,840		347,934	2,421,866

						$61,686,941	$362,805		$635,414	$4,018,437

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

76

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

December 31, 2017

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	45	Mar 2018	$6,021	$10,718
S&P MidCap 400 E-Mini	17	Mar 2018	3,234	7,906

				$18,624

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$3,266,629,508	$0	[a]	$11	$3,266,629,519
Money Market Funds	35,923,115	—		—	35,923,115

Total	$3,302,552,623	$0	[a]	$11	$3,302,552,634

Derivative financial instruments[b]
Assets
Futures Contracts	$18,624	$—		$—	$18,624

Total	$18,624	$—		$—	$18,624

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

77

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

December 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.31%

EXCHANGE-TRADED FUNDS — 100.31%
iShares JPX-Nikkei 400 ETF[a]	46,950	$3,048,933

		3,048,933

TOTAL INVESTMENT COMPANIES
(Cost: $2,530,949)		3,048,933

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[a,b]	1,506	1,506

		1,506

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,506)	$1,506

TOTAL INVESTMENTS IN SECURITIES — 100.36%
(Cost: $2,532,455)	3,050,439
Other Assets, Less Liabilities — (0.36)%	(10,866)

NET ASSETS — 100.00%	$3,039,573

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,188	318	[a]	—	1,506	$1,506	$10	$—	$—
iShares JPX-Nikkei 400 ETF	45,755	3,629		(2,434)	46,950	3,048,933	45,076	2,697	418,567

						$3,050,439	$45,086	$2,697	$418,567

[a]	Net of purchases and sales.

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

December 31, 2017

Forward Currency Contracts

Forward currency contracts outstanding as of December 31, 2017 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
JPY	340,076,000	USD	3,007,452	MS	01/05/2018	$10,751
USD	6,056,560	JPY	679,465,000	MS	01/05/2018	26,252
JPY	3,333,000	USD	29,583	MS	02/02/2018	38
USD	70,852	JPY	7,971,000	MS	02/02/2018	12

						37,053

JPY	342,688,000	USD	3,042,160	MS	01/05/2018	(775)
USD	29,170	JPY	3,299,000	MS	01/05/2018	(109)
JPY	1,332,000	USD	11,843	MS	02/02/2018	(5)
USD	3,011,311	JPY	340,076,000	MS	02/02/2018	(11,028)

						(11,917)

	Net unrealized appreciation					$25,136

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$3,048,933	$—	$—	$3,048,933
Money Market Funds	1,506	—	—	1,506

Total	$3,050,439	$—	$—	$3,050,439

Derivative financial instruments[a]
Assets
Forward Currency Contracts	$—	$37,053	$—	$37,053
Liabilities
Forward Currency Contracts	—	(11,917)	—	(11,917)

Total	$—	$25,136	$—	$25,136

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

79

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.16%

BRAZIL — 18.37%
CCR SA	594,000	$2,892,014
Cia. de Saneamento Basico do Estado de Sao Paulo ADR	105,192	1,099,256
Ultrapar Participacoes SA ADR	182,952	4,158,499

		8,149,769
CHILE — 6.57%
Enel Americas SA ADR	178,065	1,988,986
Enel Generacion Chile SA ADR	34,371	924,924

		2,913,910
CHINA — 36.19%
Beijing Capital International Airport Co. Ltd. Class H	702,000	1,057,854
Beijing Enterprises Water Group Ltd.	1,458,000	1,128,382
CGN Power Co. Ltd. Class Ha	3,213,000	871,344
China Gas Holdings Ltd.[b]	723,600	1,999,381
China Merchants Port Holdings Co. Ltd.	594,000	1,553,900
China Oilfield Services Ltd. Class H	702,000	683,384
China Resources Gas Group Ltd.	270,000	979,174
China Resources Power Holdings Co. Ltd.	540,000	1,005,769
COSCO SHIPPING Ports Ltd.	810,000	842,401
Guangdong Investment Ltd.	918,000	1,228,337
Jiangsu Expressway Co. Ltd. Class H	594,000	904,225
Kunlun Energy Co. Ltd.	1,404,000	1,461,958
Shenzhen Expressway Co. Ltd. Class H	378,000	383,450
Shenzhen International Holdings Ltd.	472,999	900,340
Sinopec Kantons Holdings Ltd.	432,000	279,073
Zhejiang Expressway Co. Ltd. Class H	702,000	771,389

		16,050,361
MALAYSIA — 7.88%
Sapura Energy Bhd	899,100	157,737
Tenaga Nasional Bhd	885,600	3,339,327

		3,497,064
MEXICO — 9.86%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	19,791	820,931
Grupo Aeroportuario del Pacifico SAB de CV ADR	17,523	1,800,663
Grupo Aeroportuario del Sureste SAB de CV Series B ADR	9,585	1,749,358

		4,370,952
RUSSIA — 4.19%
Novatek PJSC GDR[c]	7,965	957,393
RusHydro PJSC ADR	467,235	560,682
TMK PJSC GDR[c]	73,926	342,277

		1,860,352

Security	Shares	Value
SOUTH KOREA — 6.61%
Korea Electric Power Corp. ADR	165,456	$2,930,226

		2,930,226
THAILAND — 9.49%
Airports of Thailand PCL NVDR	2,016,900	4,208,322

		4,208,322

TOTAL COMMON STOCKS
(Cost: $35,701,121)		43,980,956

SHORT-TERM INVESTMENTS — 1.34%

MONEY MARKET FUNDS — 1.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[d,e,f]	555,803	555,859
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[d,e]	37,877	37,877

		593,736

TOTAL SHORT-TERM INVESTMENTS
(Cost: $593,736)		593,736

TOTAL INVESTMENTS IN SECURITIES — 100.50%
(Cost: $36,294,857)		44,574,692
Other Assets, Less Liabilities — (0.50)%		(221,224)

NET ASSETS — 100.00%		$44,353,468

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

80

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,043,400	—		(1,487,597)[a]	555,803	$555,859	$—	[b]	$(11)	$(638)
BlackRock Cash Funds: Treasury, SL Agency Shares	26,573	11,304	[a]	—	37,877	37,877	379		—	—

						$593,736	$379		$(11)	$(638)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$43,980,956	$—	$—	$43,980,956
Money Market Funds	593,736	—	—	593,736

Total	$44,574,692	$—	$—	$44,574,692

81

Schedule of Investments (Unaudited)

iSHARES® EUROPE ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.58%

AUSTRIA — 0.33%
Erste Group Bank AG	114,426	$4,960,927
OMV AG	48,974	3,106,826
Voestalpine AG	37,770	2,260,681

		10,328,434
BELGIUM — 2.13%
Ageas	67,858	3,317,617
Anheuser-Busch InBev SA/NV	337,825	37,779,147
Colruyt SA	20,807	1,083,352
Groupe Bruxelles Lambert SA	27,450	2,966,247
KBC Group NV	115,471	9,859,942
Proximus SADP	50,732	1,666,134
Solvay SA	24,956	3,473,195
UCB SA	43,820	3,482,330
Umicore SA	65,129	3,085,654

		66,713,618
DENMARK — 2.83%
AP Moller - Maersk A/S Class A	1,135	1,896,426
AP Moller - Maersk A/S Class B	2,136	3,734,314
Carlsberg A/S Class B	35,878	4,310,869
Chr Hansen Holding A/S	32,819	3,080,553
Coloplast A/S Class B	39,257	3,124,529
Danske Bank A/S	248,502	9,682,937
DSV A/S	64,521	5,084,343
Genmab A/Sa	20,876	3,464,519
ISS A/S	62,867	2,436,446
Novo Nordisk A/S Class B	608,828	32,845,133
Novozymes A/S Class B	76,241	4,358,982
Orsted A/Sb	71,225	3,890,702
Pandora A/S	38,175	4,158,959
TDC A/S	274,706	1,689,333
Vestas Wind Systems A/S	73,225	5,064,009

		88,822,054
FINLAND — 1.39%
Fortum OYJ	148,392	2,940,121
Kone OYJ Class B	135,983	7,312,055
Metso OYJ	43,053	1,471,844
Nokia OYJ	1,978,653	9,252,015
Nokian Renkaat OYJ	39,468	1,791,462
Sampo OYJ Class A	163,288	8,980,293
Stora Enso OYJ Class R	193,157	3,066,286
UPM-Kymmene OYJ	180,480	5,615,226
Wartsila OYJ Abp	51,747	3,268,449

		43,697,751
FRANCE — 15.51%
Accor SA	62,981	3,251,987
Air Liquide SA	143,837	18,144,184
Airbus SE	202,938	20,226,104
Alstom SA	53,050	2,204,423
Arkema SA	24,766	3,019,997
Atos SE	31,428	4,579,597
AXA SA	659,494	19,588,154

Security	Shares	Value
BNP Paribas SA	386,842	$28,916,367
Bouygues SA	69,544	3,616,751
Capgemini SE	54,307	6,448,801
Carrefour SA	195,085	4,226,016
Casino Guichard Perrachon SA	18,230	1,106,788
Christian Dior SE	3,848	1,407,228
Cie. de Saint-Gobain	188,150	10,388,287
Cie. Generale des Etablissements Michelin Class B	61,439	8,819,917
Credit Agricole SA	417,718	6,922,023
Danone SA	212,342	17,835,873
Dassault Systemes SE	46,100	4,904,067
Edenred	72,782	2,113,251
Electricite de France SA	120,278	1,504,959
Engie SA	550,732	9,480,009
Essilor International Cie Generale d’Optique SA	68,313	9,429,379
Hermes International	10,085	5,404,119
Kering	25,304	11,941,324
Klepierre SA	70,826	3,118,280
L’Oreal SA	82,997	18,432,638
Lagardere SCA	40,401	1,296,767
Legrand SA	89,761	6,918,721
LVMH Moet Hennessy Louis Vuitton SE	90,429	26,647,290
Orange SA	724,103	12,586,056
Pernod Ricard SA	70,728	11,206,540
Peugeot SA	182,206	3,709,635
Publicis Groupe SA	70,677	4,807,826
Renault SA	65,492	6,598,918
Safran SA	110,998	11,450,637
Sanofi	387,406	33,424,419
Schneider Electric SE	185,964	15,823,436
SES SA	129,907	2,029,461
Societe Generale SA	255,892	13,228,196
Sodexo SA	31,153	4,191,626
STMicroelectronics NV	71,405	1,560,954
STMicroelectronics NV New	154,388	3,374,082
Suez	135,796	2,391,332
Teleperformance	19,357	2,776,483
Thales SA	35,333	3,813,417
TOTAL SA	851,060	47,055,827
Unibail-Rodamco SE	33,885	8,544,714
Valeo SA	81,198	6,071,485
Veolia Environnement SA	187,164	4,781,483
Vinci SA	174,958	17,889,130
Vivendi SA	258,772	6,966,644

		486,175,602
GERMANY — 14.19%
adidas AG	61,780	12,400,096
Allianz SE Registered	151,841	34,916,330
BASF SE	308,481	33,982,702
Bayer AG Registered	279,185	34,865,522
Bayerische Motoren Werke AG	109,833	11,451,791
Beiersdorf AG	33,463	3,933,855
Brenntag AG	52,628	3,334,838

82

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2017

Security	Shares	Value
Commerzbank AGa	357,813	$5,372,922
Continental AG	36,649	9,904,029
Covestro AGb	31,248	3,228,070
Daimler AG Registered	332,994	28,310,036
Deutsche Bank AG Registered	701,273	13,368,159
Deutsche Boerse AG	65,503	7,613,902
Deutsche Lufthansa AG Registered	79,059	2,916,374
Deutsche Post AG Registered	324,975	15,511,644
Deutsche Telekom AG Registered	1,097,688	19,501,348
Deutsche Wohnen SE Bearer	120,490	5,275,194
E.ON SE	747,470	8,132,811
Fresenius Medical Care AG & Co. KGaA	72,064	7,595,996
Fresenius SE & Co. KGaA	138,475	10,819,892
GEA Group AG	59,846	2,875,242
HeidelbergCement AG	45,244	4,903,193
Infineon Technologies AG	382,711	10,494,040
K+S AG Registered[c]	65,698	1,637,366
Lanxess AG	31,320	2,493,105
Linde AGa	63,008	14,727,223
MAN SE	11,594	1,328,166
Merck KGaA	43,934	4,734,847
METRO AGa	55,503	1,109,689
MTU Aero Engines AG	16,770	3,008,531
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	52,200	11,329,730
Osram Licht AG	27,112	2,439,428
ProSiebenSat.1 Media SE Registered	79,433	2,737,974
QIAGEN NV	78,543	2,470,096
RWE AGa	167,892	3,427,281
SAP SE	336,569	37,768,016
Siemens AG Registered	287,749	40,133,200
Symrise AG	41,695	3,585,825
thyssenkrupp AG	126,378	3,674,741
United Internet AG Registered[d]	39,948	2,750,575
Volkswagen AG	10,904	2,208,878
Vonovia SE	163,449	8,123,599
Wirecard AGc	39,166	4,377,132

		444,773,388
IRELAND — 0.90%
Bank of Ireland Group PLC[a]	317,138	2,701,913
CRH PLC	283,188	10,186,264
Irish Bank Resolution Corp. Ltd.[a,e]	211,770	3
Kerry Group PLC Class A	51,185	5,746,787
Paddy Power Betfair PLC	28,426	3,386,088
Ryanair Holdings PLC ADR[a]	34,375	3,581,531
Smurfit Kappa Group PLC	78,964	2,672,975

		28,275,561
ITALY — 3.66%
Assicurazioni Generali SpA	460,819	8,410,944
Atlantia SpA	159,817	5,051,026
Banco BPM SpA[a,c]	516,850	1,626,060
CNH Industrial NV	338,568	4,541,192
Enel SpA	2,591,033	15,961,035

Security	Shares	Value
Eni SpA	863,133	$14,303,014
Ferrari NV	42,833	4,497,892
Fiat Chrysler Automobiles NVa	368,828	6,603,471
Intesa Sanpaolo SpA	4,878,834	16,228,059
Italgas SpA	173,081	1,057,884
Leonardo SpA	118,829	1,415,484
Luxottica Group SpA	47,857	2,939,421
Mediobanca SpA	202,071	2,295,440
Prysmian SpA	71,502	2,334,523
Snam SpA	787,572	3,858,524
Telecom Italia SpA/Milano[a]	3,886,717	3,362,696
Tenaris SA	160,761	2,540,431
Terna Rete Elettrica Nazionale SpA	477,499	2,777,457
UniCredit SpA[a]	715,590	13,387,592
Unione di Banche Italiane SpA[c]	351,649	1,539,561

		114,731,706
NETHERLANDS — 5.45%
ABN AMRO Group NV CVA[b]	140,080	4,524,798
Aegon NV	472,369	3,014,779
Akzo Nobel NV	85,498	7,496,673
Altice NV Class Aa	141,907	1,490,335
Altice NV Class Ba	32,993	350,025
ArcelorMittal[a]	213,362	6,947,002
ASML Holding NV	145,209	25,309,370
Gemalto NV	28,999	1,723,689
Heineken Holding NV	39,102	3,873,210
Heineken NV	72,202	7,536,846
ING Groep NV	1,293,200	23,797,807
Koninklijke Ahold Delhaize NV	433,881	9,552,616
Koninklijke DSM NV	61,588	5,891,986
Koninklijke KPN NV	1,406,988	4,913,099
Koninklijke Philips NV	317,528	12,025,814
NN Group NV	103,532	4,490,483
Randstad Holding NV	42,372	2,607,107
RELX NV	337,748	7,772,708
Unilever NV CVA	577,422	32,557,116
Wolters Kluwer NV	92,155	4,811,486

		170,686,949
NORWAY — 1.01%
DNB ASA	315,074	5,858,993
Marine Harvest ASA	139,771	2,375,271
Norsk Hydro ASA	463,069	3,529,908
Orkla ASA	277,990	2,958,552
Statoil ASA	367,452	7,870,746
Subsea 7 SA	88,685	1,333,633
Telenor ASA	233,643	5,024,581
Yara International ASA	59,684	2,748,747

		31,700,431
PORTUGAL — 0.18%
EDP - Energias de Portugal SA	827,528	2,866,812
Galp Energia SGPS SA	156,962	2,888,456

		5,755,268

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2017

Security	Shares	Value
SPAIN — 5.16%
Abertis Infraestructuras SA	252,656	$5,627,873
ACS Actividades de Construccion y Servicios SA	91,790	3,595,424
Aena SME SAb	25,075	5,088,601
Amadeus IT Group SA	147,437	10,642,017
Banco Bilbao Vizcaya Argentaria SA	2,240,994	19,138,293
Banco de Sabadell SA	1,904,849	3,787,840
Banco Santander SA	5,402,414	35,543,478
Bankia SA	331,869	1,588,853
CaixaBank SA	1,224,935	5,720,339
Enagas SA	70,279	2,014,414
Endesa SA	108,372	2,323,527
Ferrovial SA	168,136	3,820,915
Gas Natural SDG SA	122,741	2,837,208
Grifols SA	97,733	2,866,464
Iberdrola SA	2,012,957	15,614,848
Industria de Diseno Textil SA	376,915	13,145,756
International Consolidated Airlines Group SA	290,874	2,561,553
Red Electrica Corp. SA	146,846	3,299,185
Repsol SA	424,921	7,523,566
Telefonica SA	1,537,286	14,998,533

		161,738,687
SWEDEN — 4.36%
Alfa Laval AB	99,064	2,344,868
Assa Abloy AB Class B	336,470	7,002,686
Atlas Copco AB Class A	216,908	9,383,672
Atlas Copco AB Class B	131,956	5,070,334
Boliden AB	93,186	3,193,648
Electrolux AB Class B	79,271	2,558,941
Essity AB Class Ba	206,381	5,873,194
Hennes & Mauritz AB Class B	306,667	6,341,218
Hexagon AB Class B	88,571	4,445,047
Industrivarden AB Class A	58,016	1,499,381
Industrivarden AB Class C	56,952	1,408,584
Investor AB Class B	153,882	7,031,115
Kinnevik AB Class B	79,876	2,705,296
Millicom International Cellular SA SDR	21,350	1,444,629
Nordea Bank AB	1,082,100	13,123,973
Sandvik AB	375,295	6,586,857
Securitas AB Class B	107,232	1,875,496
Skandinaviska Enskilda Banken AB Class A	582,126	6,846,868
Skanska AB Class B	136,348	2,831,042
SKF AB Class B	127,841	2,844,901
Svenska Cellulosa AB SCA Class B	207,382	2,141,575
Svenska Handelsbanken AB Class A	513,712	7,039,815
Swedbank AB Class A	349,493	8,447,593
Swedish Match AB	61,999	2,447,399
Tele2 AB Class B	119,329	1,469,113
Telefonaktiebolaget LM Ericsson Class B	1,031,927	6,787,086
Telia Co. AB	921,349	4,113,014
Volvo AB Class B	529,333	9,872,263

		136,729,608

Security	Shares	Value
SWITZERLAND — 13.25%
ABB Ltd. Registered	645,602	$17,304,386
Adecco Group AG Registered	58,059	4,441,558
Baloise Holding AG Registered	16,785	2,612,914
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	372	2,271,319
Chocoladefabriken Lindt & Spruengli AG Registered	39	2,820,847
Cie. Financiere Richemont SA Class A Registered	176,862	16,025,566
Clariant AG Registered	97,571	2,728,383
Credit Suisse Group AG Registered	820,818	14,655,960
Geberit AG Registered	12,637	5,564,430
Givaudan SA Registered	2,692	6,221,020
Julius Baer Group Ltd.	76,120	4,655,466
Kuehne + Nagel International AG Registered	19,119	3,384,328
LafargeHolcim Ltd. Registered	162,502	9,163,145
Lonza Group AG Registered	25,280	6,830,399
Nestle SA Registered	1,049,717	90,268,122
Novartis AG Registered	886,877	74,990,934
Partners Group Holding AG	6,373	4,368,562
Roche Holding AG	237,460	60,065,562
Roche Holding AG Bearer	9,202	2,324,815
Schindler Holding AG Participation Certificates	13,895	3,198,203
Schindler Holding AG Registered	6,758	1,529,132
SGS SA Registered	1,813	4,727,381
Sika AG Bearer	721	5,726,567
Sonova Holding AG Registered	18,732	2,925,614
Straumann Holding AG Registered	3,338	2,358,351
Swatch Group AG (The) Bearer	10,495	4,279,849
Swatch Group AG (The) Registered	25,262	1,931,266
Swiss Life Holding AG Registered	11,015	3,899,615
Swiss Re AG	108,944	10,201,272
Swisscom AG Registered	8,607	4,579,507
UBS Group AG	1,283,086	23,620,896
Zurich Insurance Group AG	51,019	15,528,205

		415,203,574
UNITED KINGDOM — 28.23%
3i Group PLC	331,094	4,091,451
Anglo American PLC	477,963	10,018,515
Antofagasta PLC	119,995	1,631,348
Ashtead Group PLC	170,884	4,604,773
Associated British Foods PLC	121,614	4,639,275
AstraZeneca PLC	427,103	29,587,269
Aviva PLC	1,380,079	9,455,857
Babcock International Group PLC	171,904	1,640,592
BAE Systems PLC	1,069,424	8,289,380
Barclays PLC	5,392,168	14,814,630
Barratt Developments PLC	340,670	2,983,947
BHP Billiton PLC	718,405	14,795,993
BP PLC	6,672,586	47,180,676
British American Tobacco PLC	772,301	52,424,553
British Land Co. PLC (The)	347,883	3,254,190
BT Group PLC	2,817,089	10,353,989
Bunzl PLC	114,642	3,213,298
Burberry Group PLC	141,409	3,427,935
Capita PLC	230,499	1,250,036
Carnival PLC	73,706	4,877,607
Centrica PLC	1,867,491	3,468,539

84

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2017

Security	Shares	Value
Cobham PLC[a]	857,226	$1,464,590
Compass Group PLC	531,060	11,494,261
DCC PLC	30,211	3,050,791
Diageo PLC	845,251	31,158,008
Direct Line Insurance Group PLC	459,916	2,374,751
easyJet PLC	88,882	1,760,242
Experian PLC	319,437	7,069,456
Ferguson PLC	86,419	6,230,945
G4S PLC	526,123	1,900,273
GKN PLC	588,885	2,544,385
GlaxoSmithKline PLC	1,649,250	29,505,274
Glencore PLC	4,072,629	21,486,067
Hammerson PLC	270,418	2,000,969
Hays PLC	465,367	1,151,401
HSBC Holdings PLC	6,895,269	71,533,163
IMI PLC	92,677	1,671,166
Imperial Brands PLC	324,024	13,877,319
InterContinental Hotels Group PLC	67,344	4,298,989
Intertek Group PLC	54,640	3,836,150
ITV PLC	1,230,000	2,753,725
J Sainsbury PLC	573,886	1,874,047
Johnson Matthey PLC	67,211	2,795,780
Kingfisher PLC	749,642	3,424,542
Land Securities Group PLC	255,284	3,480,981
Legal & General Group PLC	2,004,560	7,410,989
Lloyds Banking Group PLC	23,950,954	22,051,201
London Stock Exchange Group PLC	107,750	5,528,631
Man Group PLC	578,994	1,619,728
Marks & Spencer Group PLC	551,318	2,347,764
Micro Focus International PLC	149,223	5,092,963
Mondi PLC	124,973	3,264,495
National Grid PLC	1,212,671	14,355,494
Next PLC	50,225	3,074,369
Old Mutual PLC	1,682,645	5,273,950
Pearson PLC	278,433	2,772,145
Persimmon PLC	104,937	3,886,687
Prudential PLC	865,050	22,298,089
Randgold Resources Ltd.	31,533	3,160,829
Reckitt Benckiser Group PLC	225,566	21,112,246
RELX PLC	361,971	8,515,121
Rentokil Initial PLC	631,313	2,715,747
Rio Tinto PLC	401,903	21,431,637
Rolls-Royce Holdings PLC	626,413	7,177,309
Royal Bank of Scotland Group PLC[a]	1,123,802	4,226,220
Royal Dutch Shell PLC Class A ADR	1,534,950	51,494,802
Royal Dutch Shell PLC Class B	1,270,446	43,110,970
RSA Insurance Group PLC	345,233	2,953,863
Sage Group PLC (The)	366,707	3,958,581
Schroders PLC	39,497	1,878,583
Segro PLC	337,339	2,678,688
Severn Trent PLC	80,374	2,350,654
Shire PLC	308,490	16,275,082
Sky PLC[a]	358,737	4,911,048

Security	Shares	Value
Smith & Nephew PLC	306,063	$5,332,663
Smiths Group PLC	133,720	2,695,257
SSE PLC	343,506	6,133,745
Standard Chartered PLC[a]	934,655	9,863,228
Standard Life Aberdeen PLC	918,451	5,424,469
Tate & Lyle PLC	155,315	1,477,019
Taylor Wimpey PLC	1,120,886	3,129,598
Tesco PLC	2,784,351	7,881,465
Travis Perkins PLC	83,615	1,772,436
Tullow Oil PLC[a,c]	463,821	1,296,278
UBM PLC	134,837	1,362,533
Unilever PLC	444,208	24,790,224
United Utilities Group PLC	234,329	2,629,420
Vodafone Group PLC	8,933,432	28,399,041
Weir Group PLC (The)	72,876	2,092,917
Whitbread PLC	61,994	3,354,495
William Hill PLC	294,622	1,283,330
Wm Morrison Supermarkets PLC	777,659	2,313,300
WPP PLC	451,391	8,188,402

		885,088,833

TOTAL COMMON STOCKS
(Cost: $3,086,639,151)		3,090,421,464

PREFERRED STOCKS — 0.93%

GERMANY — 0.85%
Bayerische Motoren Werke AG, Preference Shares	18,399	1,649,060
Henkel AG & Co. KGaA, Preference Shares	60,560	8,024,703
Porsche Automobil Holding SE, Preference Shares	52,224	4,375,945
Volkswagen AG, Preference Shares	62,351	12,462,294

		26,512,002
ITALY — 0.08%
Intesa Sanpaolo SpA, Preference Shares	315,150	1,006,629
Telecom Italia SpA/Milano, Preference Shares	2,041,154	1,460,807

		2,467,436

TOTAL PREFERRED STOCKS
(Cost: $30,424,655)		28,979,438

RIGHTS — 0.01%

SPAIN — 0.01%
Repsol SA (Expires 01/10/18)[a]	432,966	197,044

		197,044

TOTAL RIGHTS
(Cost: $198,440)		197,044

SHORT-TERM INVESTMENTS — 0.36%

MONEY MARKET FUNDS — 0.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[f,g,h]	7,059,025	7,059,731

85

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[f,g]	4,304,422	$4,304,422

		11,364,153

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,364,031)		11,364,153

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $3,128,626,277)		3,130,962,099
Other Assets, Less Liabilities — 0.12%		3,861,592

NET ASSETS — 100.00%		$3,134,823,691

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	19,652,287	—		(12,593,262)[a]	7,059,025	$7,059,731	$—	[b]	$313	$(3,285)
BlackRock Cash Funds: Treasury, SL Agency Shares	918,036	3,386,386	[a]	—	4,304,422	4,304,422	22,225		—	—

						$11,364,153	$22,225		$313	$(3,285)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

86

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2017

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Euro STOXX 50	206	Mar 2018	$8,640	$(199,155)
FTSE 100 Index	55	Mar 2018	5,683	165,317

				$(33,838)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,090,421,461	$—	$3	$3,090,421,464
Preferred Stocks	28,979,438	—	—	28,979,438
Rights	197,044	—	—	197,044
Money Market Funds	11,364,153	—	—	11,364,153

Total	$3,130,962,096	$—	$3	$3,130,962,099

Derivative financial instruments[a]
Assets
Futures Contracts	$165,317	$—	$—	$165,317
Liabilities
Futures Contracts	(199,155)	—	—	(199,155)

Total	$(33,838)	$—	$—	$(33,838)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

87

Schedule of Investments (Unaudited)

iSHARES® GLOBAL 100 ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.70%

AUSTRALIA — 0.61%
BHP Billiton Ltd.	488,143	$11,289,858

		11,289,858
FRANCE — 5.34%
AXA SA	294,567	8,749,168
Carrefour SA	89,419	1,937,033
Cie. de Saint-Gobain	84,145	4,645,881
Engie SA	243,971	4,199,588
L’Oreal SA	37,252	8,273,222
LVMH Moet Hennessy Louis Vuitton SE	40,909	12,054,916
Orange SA	326,433	5,673,922
Sanofi	173,995	15,011,853
Schneider Electric SE	84,039	7,150,769
Societe Generale SA	114,701	5,929,405
TOTAL SA	384,832	21,277,687
Vivendi SA	115,118	3,099,200

		98,002,644
GERMANY — 5.92%
Allianz SE Registered	67,743	15,577,722
BASF SE	138,646	15,273,439
Bayer AG Registered	125,305	15,648,492
Daimler AG Registered	150,182	12,767,971
Deutsche Bank AG Registered	312,561	5,958,258
Deutsche Telekom AG Registered	492,555	8,750,653
E.ON SE	332,017	3,612,495
Linde AGa	28,309	6,616,826
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	23,343	5,066,473
RWE AGa	75,955	1,550,515
Siemens AG Registered	128,513	17,924,087

		108,746,931
JAPAN — 4.66%
Bridgestone Corp.	104,000	4,835,792
Canon Inc.	167,350	6,239,414
Honda Motor Co. Ltd.	273,600	9,379,878
Mitsubishi UFJ Financial Group Inc.	2,127,800	15,609,533
Nissan Motor Co. Ltd.	368,300	3,673,192
Panasonic Corp.	369,900	5,416,334
Seven & i Holdings Co. Ltd.	122,120	5,076,680
Sony Corp.	191,000	8,618,313
Toyota Motor Corp.	417,700	26,745,407

		85,594,543
NETHERLANDS — 1.67%
ING Groep NV	587,465	10,810,686
Koninklijke Philips NV	140,815	5,333,120
Unilever NV CVA	259,205	14,614,904

		30,758,710

Security	Shares	Value
SOUTH KOREA — 1.97%
Samsung Electronics Co. Ltd. GDR	30,246	$36,234,708

		36,234,708
SPAIN — 1.88%
Banco Bilbao Vizcaya Argentaria SA	1,007,842	8,607,063
Banco Santander SA	2,427,971	15,974,069
Repsol SA	183,089	3,241,737
Telefonica SA	689,276	6,724,922

		34,547,791
SWITZERLAND — 5.65%
ABB Ltd. Registered	292,997	7,853,342
Credit Suisse Group AG Registered	370,439	6,614,303
Nestle SA Registered	470,916	40,495,393
Novartis AG Registered	397,591	33,618,777
Swiss Re AG	48,144	4,508,097
UBS Group AG	578,091	10,642,332

		103,732,244
UNITED KINGDOM — 10.62%
Anglo American PLC	215,286	4,512,579
AstraZeneca PLC	191,830	13,288,892
Aviva PLC	611,403	4,189,136
Barclays PLC	2,416,565	6,639,355
BP PLC	2,993,563	21,166,955
Diageo PLC	379,997	14,007,614
GlaxoSmithKline PLC	740,983	13,256,272
HSBC Holdings PLC	3,100,062	32,160,782
National Grid PLC	548,410	6,492,030
Prudential PLC	396,102	10,210,182
Rio Tinto PLC	180,058	9,601,664
Royal Dutch Shell PLC Class A ADR	688,283	23,090,652
Royal Dutch Shell PLC Class B	567,747	19,265,773
Standard Chartered PLC[a]	415,644	4,386,208
Vodafone Group PLC	4,022,359	12,786,927

		195,055,021
UNITED STATES — 61.38%
3M Co.	90,210	21,232,728
Alphabet Inc. Class Aa	45,053	47,458,830
Alphabet Inc. Class Ca	45,626	47,743,046
Amazon.com Inc.[a]	60,621	70,894,441
American Tower Corp.	64,962	9,268,129
Aon PLC	37,690	5,050,460
Apple Inc.	777,830	131,632,171
Bristol-Myers Squibb Co.	247,878	15,189,964
Caterpillar Inc.	89,844	14,157,617
Chevron Corp.	287,266	35,962,830
Citigroup Inc.	400,243	29,782,082
Coca-Cola Co. (The)	581,019	26,657,152
Colgate-Palmolive Co.	132,670	10,009,951
DowDuPont Inc.	354,062	25,216,296
Emerson Electric Co.	97,724	6,810,386

88

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

December 31, 2017

Security	Shares	Value
Exxon Mobil Corp.	641,093	$53,621,018
Ford Motor Co.	588,019	7,344,357
General Electric Co.	1,317,937	22,998,001
Goldman Sachs Group Inc. (The)	53,127	13,534,634
HP Inc.	253,159	5,318,871
Intel Corp.	708,880	32,721,901
International Business Machines Corp.	130,268	19,985,717
Johnson & Johnson	407,011	56,867,577
Johnson Controls International PLC	142,048	5,413,449
JPMorgan Chase & Co.	525,437	56,190,233
Kimberly-Clark Corp.	53,055	6,401,616
Marsh & McLennan Companies Inc.	77,498	6,307,562
McDonald’s Corp.	120,840	20,798,981
Merck & Co. Inc.	414,373	23,316,769
Microsoft Corp.	1,169,027	99,998,570
Morgan Stanley	212,398	11,144,523
NIKE Inc. Class B	199,070	12,451,828
PepsiCo Inc.	215,215	25,808,583
Pfizer Inc.	903,609	32,728,718
Philip Morris International Inc.	235,290	24,858,388
Procter & Gamble Co. (The)	385,926	35,458,881
Texas Instruments Inc.	149,191	15,581,508
Twenty-First Century Fox Inc. Class A	161,198	5,566,167
United Technologies Corp.	112,326	14,329,428
Wal-Mart Stores Inc.	221,592	21,882,210

		1,127,695,573

Security	Shares	Value
TOTAL COMMON STOCKS
(Cost: $1,388,542,362)		$1,831,658,023

RIGHTS — 0.01%

SPAIN — 0.01%
Repsol SA (Expires 01/10/18)[a]	191,009	86,929

		86,929

TOTAL RIGHTS
(Cost: $87,544)		86,929

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[b,c]	1,123,568	1,123,568

		1,123,568

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,123,568)		1,123,568

TOTAL INVESTMENTS IN SECURITIES — 99.77%
(Cost: $1,389,753,474)		1,832,868,520
Other Assets, Less Liabilities — 0.23%		4,284,968

NET ASSETS — 100.00%		$1,837,153,488

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 12/31/17	Value at 12/31/17		Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,353,553	—	(2,353,553)[a]	—	$—	[b]	$—	$(631)	$5
BlackRock Cash Funds: Treasury, SL Agency Shares	1,153,092	—	(29,524)[a]	1,123,568	1,123,568		13,041	—	—

					$1,123,568		$13,041	$(631)	$5

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

89

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

December 31, 2017

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,831,658,023	$—	$—	$1,831,658,023
Rights	86,929	—	—	86,929
Money Market Funds	1,123,568	—	—	1,123,568

Total	$1,832,868,520	$—	$—	$1,832,868,520

90

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CLEAN ENERGY ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 92.42%

CANADA — 5.01%
Boralex Inc. Class A	219,666	$4,119,998
Canadian Solar Inc.[a,b]	172,405	2,906,748

		7,026,746
CHILE — 5.11%
Enel Americas SA ADR	641,505	7,165,611

		7,165,611
CHINA — 26.14%
China Everbright International Ltd.[a]	5,113,000	7,299,333
China Longyuan Power Group Corp. Ltd. Class H	8,674,000	6,169,322
GCL-Poly Energy Holdings Ltd.[a,b]	47,358,000	8,481,343
Huaneng Renewables Corp. Ltd. Class H	18,256,000	6,188,633
JinkoSolar Holding Co. Ltd.[a,b]	84,056	2,021,547
Xinyi Solar Holdings Ltd.[a]	16,908,000	6,531,943

		36,692,121
DENMARK — 3.67%
Vestas Wind Systems A/S	74,481	5,150,870

		5,150,870
GERMANY — 3.14%
Nordex SEa,b	239,730	2,554,539
SMA Solar Technology AGa	42,813	1,850,498

		4,405,037
JAPAN — 1.02%
eRex Co. Ltd.[a]	152,200	1,434,855

		1,434,855
NEW ZEALAND — 9.94%
Contact Energy Ltd.	1,759,050	6,955,763
Meridian Energy Ltd.	3,364,606	6,999,257

		13,955,020
NORWAY — 0.93%
REC Silicon ASA[a,b]	7,751,106	1,307,748

		1,307,748
PORTUGAL — 3.41%
EDP Renovaveis SA	572,437	4,788,994

		4,788,994

Security	Shares	Value
SPAIN — 4.41%
Siemens Gamesa Renewable Energy SA	450,634	$6,185,017

		6,185,017
UNITED KINGDOM — 3.39%
Atlantica Yield PLC	224,445	4,760,478

		4,760,478
UNITED STATES — 26.25%
Covanta Holding Corp.	448,209	7,574,732
First Solar Inc.[b]	144,339	9,745,769
Pattern Energy Group Inc.	267,193	5,741,978
Renewable Energy Group Inc.[a,b]	131,386	1,550,355
SolarEdge Technologies Inc.[b]	136,460	5,124,073
SunPower Corp.[a,b]	231,503	1,951,570
Sunrun Inc.[a,b]	253,880	1,497,892
TerraForm Power Inc. Class A	306,396	3,664,496

		36,850,865

TOTAL COMMON STOCKS
(Cost: $118,685,031)		129,723,362

PREFERRED STOCKS — 5.99%

BRAZIL — 5.99%
Cia. Energetica de Minas Gerais ADR, Preference Shares[a]	2,630,418	5,418,661
Cia. Paranaense de Energia Class B ADR, Preference Shares	392,360	2,993,707

		8,412,368

TOTAL PREFERRED STOCKS
(Cost: $10,880,287)		8,412,368

SHORT-TERM INVESTMENTS — 14.71%

MONEY MARKET FUNDS — 14.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	20,613,386	20,615,447

91

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

December 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	29,638	$29,638

		20,645,085

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,643,576)		20,645,085

TOTAL INVESTMENTS IN SECURITIES — 113.12%
(Cost: $150,208,894)		158,780,815
Other Assets, Less Liabilities — (13.12)%		(18,421,112)

NET ASSETS — 100.00%		$140,359,703

ADR  —  American Depositary Receipts

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	26,261,566	—	(5,648,180)[a]	20,613,386	$20,615,447	$—	[b]	$384	$(6,487)
BlackRock Cash Funds: Treasury, SL Agency Shares	44,512	—	(14,874)[a]	29,638	29,638	1,139		—	—

					$20,645,085	$1,139		$384	$(6,487)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

92

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

December 31, 2017

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$129,723,362	$—	$—	$129,723,362
Preferred Stocks	8,412,368	—	—	8,412,368
Money Market Funds	20,645,085	—	—	20,645,085

Total	$158,780,815	$—	$—	$158,780,815

93

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.23%

AUSTRALIA — 0.29%
Aristocrat Leisure Ltd.	35,583	$659,601

		659,601
BRAZIL — 0.19%
Kroton Educacional SA ADR	77,807	427,938

		427,938
CANADA — 1.66%
Canadian Tire Corp. Ltd. Class A	3,616	473,014
Dollarama Inc.	5,633	706,064
Gildan Activewear Inc.	11,790	382,132
Magna International Inc. Class A	17,169	976,192
Restaurant Brands International Inc.	12,276	757,066
Shaw Communications Inc. Class B	22,624	518,043

		3,812,511
DENMARK — 0.27%
Pandora A/S	5,737	625,015

		625,015
FINLAND — 0.13%
Nokian Renkaat OYJ	6,429	291,814

		291,814
FRANCE — 6.07%
Accor SA	9,147	472,300
Christian Dior SE	588	215,034
Cie. Generale des Etablissements Michelin Class B	9,160	1,314,970
Hermes International	1,554	832,722
Kering	3,756	1,772,511
Lagardere SCA	5,355	171,882
LVMH Moet Hennessy Louis Vuitton SE	13,653	4,023,216
Peugeot SA	27,846	566,932
Publicis Groupe SA	10,803	734,878
Renault SA	9,706	977,968
SES SA	19,135	298,935
Sodexo SA	4,536	610,317
Valeo SA	12,185	911,119
Vivendi SA	38,096	1,025,618

		13,928,402
GERMANY — 4.41%
adidas AG	9,234	1,853,391
Bayerische Motoren Werke AG	16,758	1,747,281
Continental AG	5,634	1,522,532
Daimler AG Registered	50,476	4,291,301
ProSiebenSat.1 Media SE Registered	11,601	399,874

Security	Shares	Value
Volkswagen AG	1,516	$307,104

		10,121,483
HONG KONG — 0.78%
Galaxy Entertainment Group Ltd.	138,000	1,106,853
Sands China Ltd.	134,400	693,723

		1,800,576
IRELAND — 0.22%
Paddy Power Betfair PLC	4,163	495,894

		495,894
ITALY — 0.89%
Ferrari NV	6,351	666,919
Fiat Chrysler Automobiles NVa	54,024	967,242
Luxottica Group SpA	6,807	418,092

		2,052,253
JAPAN — 14.09%
Aisin Seiki Co. Ltd.	9,500	533,822
Bridgestone Corp.	34,500	1,604,181
Denso Corp.	26,800	1,608,952
Dentsu Inc.	12,600	534,088
Fast Retailing Co. Ltd.	3,000	1,196,005
Honda Motor Co. Ltd.	92,400	3,167,766
Isuzu Motors Ltd.	33,600	562,834
Mazda Motor Corp.	29,400	394,479
Nikon Corp.	21,000	423,169
Nissan Motor Co. Ltd.	121,800	1,214,756
Nitori Holdings Co. Ltd.	4,200	598,961
Oriental Land Co. Ltd./Japan	11,300	1,030,191
Panasonic Corp.	121,900	1,784,945
Rakuten Inc.[a]	46,200	423,449
Sekisui House Ltd.	33,600	607,126
Shimano Inc.	4,300	605,015
Sony Corp.	63,800	2,878,787
Subaru Corp.	33,600	1,068,698
Sumitomo Electric Industries Ltd.	42,000	710,253
Suzuki Motor Corp.	22,400	1,299,260
Toyota Industries Corp.	10,200	655,553
Toyota Motor Corp.	138,600	8,874,583
Yamaha Motor Co. Ltd.	16,800	551,052

		32,327,925
MEXICO — 0.20%
Grupo Televisa SAB	121,300	456,173

		456,173
NETHERLANDS — 0.12%
Altice NV Class Aa,b	22,556	236,888
Altice NV Class Ba	3,979	42,213

		279,101

94

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

December 31, 2017

Security	Shares	Value
SOUTH KOREA — 0.24%
Hyundai Motor Co. GDR	7,549	$550,018

		550,018
SPAIN — 0.87%
Industria de Diseno Textil SA	57,129	1,992,502

		1,992,502
SWEDEN — 0.61%
Electrolux AB Class B	13,107	423,106
Hennes & Mauritz AB Class B	46,860	968,965

		1,392,071
SWITZERLAND — 1.46%
Cie. Financiere Richemont SA Class A Registered	26,672	2,416,765
Swatch Group AG (The) Bearer	1,680	685,102
Swatch Group AG (The) Registered	3,226	246,626

		3,348,493
UNITED KINGDOM — 5.07%
Aptiv PLC	13,566	1,150,804
Barratt Developments PLC	51,576	451,757
Burberry Group PLC	22,079	535,223
Carnival PLC	10,761	712,126
Compass Group PLC	80,900	1,750,999
GKN PLC	90,239	389,894
InterContinental Hotels Group PLC	9,991	637,788
ITV PLC	179,676	402,259
Kingfisher PLC	111,720	510,363
Marks & Spencer Group PLC	82,530	351,450
Next PLC	7,565	463,068
Pearson PLC	40,608	404,303
Persimmon PLC	15,636	579,131
Sky PLC[a]	53,466	731,940
Taylor Wimpey PLC	164,836	460,235
UBM PLC	19,407	196,109
Whitbread PLC	9,285	502,411
William Hill PLC	43,470	189,349
WPP PLC	67,377	1,222,244

		11,641,453
UNITED STATES — 60.66%
Advance Auto Parts Inc.	3,698	368,654
Amazon.com Inc.[a]	20,162	23,578,854
AutoZone Inc.[a]	1,395	992,361
Best Buy Co. Inc.	12,702	869,706
BorgWarner Inc.	10,039	512,893
CarMax Inc.[a]	9,161	587,495
Carnival Corp.	20,472	1,358,727
CBS Corp. Class B NVS	18,168	1,071,912
Charter Communications Inc. Class Aa	9,800	3,292,408
Chipotle Mexican Grill Inc.[a,b]	1,245	359,842
Comcast Corp. Class A	234,831	9,404,982
Darden Restaurants Inc.	6,221	597,340
Discovery Communications Inc. Class Aa,b	7,793	174,407

Security	Shares	Value
Discovery Communications Inc. Class C NVS[a]	9,370	$198,363
DISH Network Corp. Class Aa	11,687	558,054
Dollar General Corp.	13,194	1,227,174
Dollar Tree Inc.[a]	11,933	1,280,530
DR Horton Inc.	17,056	871,050
Expedia Inc.	6,217	744,610
Foot Locker Inc.	6,223	291,734
Ford Motor Co.	197,249	2,463,640
Gap Inc. (The)	10,765	366,656
Garmin Ltd.	5,546	330,375
General Motors Co.	64,508	2,644,183
Genuine Parts Co.	7,541	716,470
Goodyear Tire & Rubber Co. (The)	12,443	402,033
H&R Block Inc.	10,173	266,736
Hanesbrands Inc.	18,335	383,385
Harley-Davidson Inc.	8,516	433,294
Hasbro Inc.	5,756	523,163
Hilton Worldwide Holdings Inc.	10,124	808,503
Home Depot Inc. (The)	58,812	11,146,638
Interpublic Group of Companies Inc. (The)	19,168	386,427
Kohl’s Corp.	8,320	451,194
L Brands Inc.	12,318	741,790
Leggett & Platt Inc.	6,544	312,345
Lennar Corp. Class Ab	10,248	648,084
LKQ Corp.[a]	15,818	643,318
Lowe’s Companies Inc.	41,937	3,897,625
Macy’s Inc.	15,212	383,190
Marriott International Inc./MD Class A	15,460	2,098,386
Mattel Inc.	17,529	269,596
McDonald’s Corp.	40,221	6,922,839
MGM Resorts International	25,793	861,228
Michael Kors Holdings Ltd.[a]	7,649	481,505
Mohawk Industries Inc.[a]	3,237	893,088
Netflix Inc.[a]	21,854	4,195,094
Newell Brands Inc.	24,726	764,033
News Corp. Class A	19,614	317,943
News Corp. Class B	4,942	82,037
NIKE Inc. Class B	66,167	4,138,746
Nordstrom Inc.	5,846	276,983
Norwegian Cruise Line Holdings Ltd.[a]	8,924	475,203
O’Reilly Automotive Inc.[a]	4,273	1,027,827
Omnicom Group Inc.	11,554	841,478
Priceline Group Inc. (The)[a]	2,467	4,287,005
PulteGroup Inc.	13,739	456,822
PVH Corp.	3,906	535,942
Ralph Lauren Corp.	2,775	287,740
Ross Stores Inc.	19,404	1,557,171
Royal Caribbean Cruises Ltd.	8,568	1,021,991
Scripps Networks Interactive Inc. Class A	4,751	405,640
Signet Jewelers Ltd.	3,111	175,927
Starbucks Corp.	71,884	4,128,298
Tapestry Inc.	14,245	630,056

95

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

December 31, 2017

Security	Shares	Value
Target Corp.	27,517	$1,795,484
Tiffany & Co.	5,130	533,263
Time Warner Inc.	39,312	3,595,869
TJX Companies Inc. (The)	32,266	2,467,058
Tractor Supply Co.	6,354	474,961
TripAdvisor Inc.[a]	5,592	192,700
Twenty-First Century Fox Inc. Class A	54,301	1,875,014
Twenty-First Century Fox Inc. Class B	20,538	700,757
Ulta Salon Cosmetics & Fragrance Inc.[a]	2,912	651,298
Under Armour Inc. Class Aa,b	8,797	126,941
Under Armour Inc. Class Ca,b	9,893	131,775
VF Corp.	16,551	1,224,774
Viacom Inc. Class B NVS	17,651	543,827
Walt Disney Co. (The)	76,272	8,200,003
Whirlpool Corp.	3,654	616,211
Wyndham Worldwide Corp.	5,040	583,985
Wynn Resorts Ltd.	4,074	686,836
Yum! Brands Inc.	17,102	1,395,694

		139,219,173

TOTAL COMMON STOCKS
(Cost: $216,243,252)		225,422,396

PREFERRED STOCKS — 1.51%

GERMANY — 1.21%
Bayerische Motoren Werke AG, Preference Shares	2,900	259,920
Porsche Automobil Holding SE, Preference Shares	7,812	654,582
Volkswagen AG, Preference Shares	9,326	1,864,018

		2,778,520

Security	Shares	Value
SOUTH KOREA — 0.30%
Hyundai Motor Co. GDR, Preference Shares[b,c]	15,682	$688,440

		688,440

TOTAL PREFERRED STOCKS
(Cost: $4,101,337)		3,466,960

SHORT-TERM INVESTMENTS — 0.58%

MONEY MARKET FUNDS — 0.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[d,e,f]	1,214,071	1,214,192
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[d,e]	118,083	118,083

		1,332,275

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,332,190)		1,332,275

TOTAL INVESTMENTS IN SECURITIES — 100.32%
(Cost: $221,676,779)		230,221,631
Other Assets, Less Liabilities — (0.32)%		(725,101)

NET ASSETS — 100.00%		$229,496,530

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,456,866	—	(3,242,795)[a]	1,214,071	$1,214,192	$—	[b]	$339	$(1,488)
BlackRock Cash Funds: Treasury, SL Agency Shares	222,128	—	(104,045)[a]	118,083	118,083	1,417		—	—

					$1,332,275	$1,417		$339	$(1,488)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

96

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

December 31, 2017

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$224,872,378	$550,018	$—	$225,422,396
Preferred Stocks	3,466,960	—	—	3,466,960
Money Market Funds	1,332,275	—	—	1,332,275

Total	$229,671,613	$550,018	$—	$230,221,631

97

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER STAPLES ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.00%

AUSTRALIA — 2.17%
Treasury Wine Estates Ltd.	131,314	$1,639,208
Wesfarmers Ltd.	196,214	6,817,084
Woolworths Group Ltd.	227,733	4,862,713

		13,319,005
BELGIUM — 3.18%
Anheuser-Busch InBev SA/NV	170,294	19,044,067
Colruyt SA	10,289	535,714

		19,579,781
BRAZIL — 1.00%
Ambev SA ADR	769,207	4,969,077
BRF SA ADR[a]	107,111	1,206,070

		6,175,147
CANADA — 1.48%
Alimentation Couche-Tard Inc. Class B	73,399	3,842,325
George Weston Ltd.	8,222	716,320
Loblaw Companies Ltd.	34,351	1,870,326
Metro Inc.	39,591	1,271,829
Saputo Inc.	38,794	1,398,869

		9,099,669
DENMARK — 0.36%
Carlsberg A/S Class B	18,517	2,224,883

		2,224,883
FRANCE — 4.33%
Carrefour SA	98,674	2,137,519
Casino Guichard Perrachon SA	8,947	543,194
Danone SA	106,549	8,949,687
L’Oreal SA	41,800	9,283,279
Pernod Ricard SA	36,265	5,746,029

		26,659,708
GERMANY — 0.42%
Beiersdorf AG	17,302	2,033,995
METRO AGa,b	27,211	544,038

		2,578,033
IRELAND — 0.46%
Kerry Group PLC Class A	25,459	2,858,405

		2,858,405
JAPAN — 6.73%
Aeon Co. Ltd.	148,717	2,511,621
Ajinomoto Co. Inc.	98,400	1,852,698
Asahi Group Holdings Ltd.	80,298	3,984,606
Japan Tobacco Inc.	194,200	6,259,567
Kao Corp.	84,400	5,708,332

Security	Shares	Value
Kirin Holdings Co. Ltd.	158,196	$3,988,955
MEIJI Holdings Co. Ltd.	26,500	2,255,970
NH Foods Ltd.	38,000	926,977
Nissin Foods Holdings Co. Ltd.	15,400	1,125,095
Seven & i Holdings Co. Ltd.	135,137	5,617,812
Shiseido Co. Ltd.	67,800	3,277,752
Unicharm Corp.	68,600	1,783,965
Yakult Honsha Co. Ltd.	27,920	2,106,702

		41,400,052
MEXICO — 0.93%
Fomento Economico Mexicano SAB de CV	368,109	3,479,684
Wal-Mart de Mexico SAB de CV	901,110	2,219,442

		5,699,126
NETHERLANDS — 4.36%
Heineken Holding NV	20,100	1,990,986
Heineken NV	36,845	3,846,086
Koninklijke Ahold Delhaize NV	214,306	4,718,305
Unilever NV CVA	288,242	16,252,114

		26,807,491
NORWAY — 0.46%
Marine Harvest ASA	74,556	1,267,006
Orkla ASA	145,333	1,546,729

		2,813,735
SWEDEN — 0.70%
Essity AB Class Ba	103,095	2,933,879
Swedish Match AB	34,149	1,348,025

		4,281,904
SWITZERLAND — 7.75%
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	177	1,080,708
Chocoladefabriken Lindt & Spruengli AG Registered	18	1,301,929
Nestle SA Registered	526,986	45,317,011

		47,699,648
UNITED KINGDOM — 13.20%
Associated British Foods PLC	60,117	2,293,316
British American Tobacco PLC	388,924	26,400,544
Diageo PLC	426,325	15,715,376
Imperial Brands PLC	164,680	7,052,925
J Sainsbury PLC	276,696	903,561
Reckitt Benckiser Group PLC	113,249	10,599,739
Tate & Lyle PLC	78,592	747,397
Tesco PLC	1,374,886	3,891,792
Unilever PLC	222,538	12,419,333
Wm Morrison Supermarkets PLC	390,599	1,161,914

		81,185,897

98

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

December 31, 2017

Security	Shares	Value
UNITED STATES — 51.47%
Altria Group Inc.	323,774	$23,120,701
Archer-Daniels-Midland Co.	94,202	3,775,616
Brown-Forman Corp. Class B	33,931	2,330,042
Campbell Soup Co.	32,396	1,558,572
Church & Dwight Co. Inc.	42,748	2,144,667
Clorox Co. (The)	21,771	3,238,219
Coca-Cola Co. (The)	649,019	29,776,992
Colgate-Palmolive Co.	148,808	11,227,564
Conagra Brands Inc.	68,545	2,582,090
Constellation Brands Inc. Class A	29,516	6,746,472
Costco Wholesale Corp.	73,784	13,732,678
Coty Inc. Class A	80,003	1,591,260
CVS Health Corp.	171,104	12,405,040
Dr Pepper Snapple Group Inc.	30,589	2,968,968
Estee Lauder Companies Inc. (The) Class A	37,920	4,824,941
General Mills Inc.	96,159	5,701,267
Hershey Co. (The)	23,850	2,707,214
Hormel Foods Corp.	45,603	1,659,493
JM Smucker Co. (The)	19,106	2,373,729
Kellogg Co.	41,980	2,853,800
Kimberly-Clark Corp.	59,689	7,202,075
Kraft Heinz Co. (The)	101,319	7,878,565
Kroger Co. (The)	150,009	4,117,747
McCormick & Co. Inc./MD NVS	20,557	2,094,964
Molson Coors Brewing Co. Class B	32,417	2,660,463
Mondelez International Inc. Class A	252,330	10,799,724
Monster Beverage Corp.[a]	69,790	4,417,009
PepsiCo Inc.	240,539	28,845,437
Philip Morris International Inc.	262,161	27,697,310
Procter & Gamble Co. (The)	431,099	39,609,376
Sysco Corp.	80,513	4,889,554
Tyson Foods Inc. Class A	50,020	4,055,121
Wal-Mart Stores Inc.	247,182	24,409,223
Walgreens Boots Alliance Inc.	146,890	10,667,152

		316,663,045

TOTAL COMMON STOCKS
(Cost: $491,406,059)		609,045,529

Security	Shares	Value
PREFERRED STOCKS — 0.65%

GERMANY — 0.65%
Henkel AG & Co. KGaA, Preference Shares	30,454	$4,035,408

		4,035,408

TOTAL PREFERRED STOCKS
(Cost: $3,081,197)		4,035,408

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	562,667	562,724
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	45,762	45,762

		608,486

TOTAL SHORT-TERM INVESTMENTS
(Cost: $608,486)		608,486

TOTAL INVESTMENTS IN SECURITIES — 99.75%
(Cost: $495,095,742)		613,689,423
Other Assets, Less Liabilities — 0.25%		1,520,012

NET ASSETS — 100.00%		$615,209,435

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

99

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	562,667	[a]	—	562,667	$562,724	$—	[b]	$(34)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	556,466	—		(510,704)[a]	45,762	45,762	5,091		—	—

						$608,486	$5,091		$(34)	$—

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$609,045,529	$—	$—	$609,045,529
Preferred Stocks	4,035,408	—	—	4,035,408
Money Market Funds	608,486	—	—	608,486

Total	$613,689,423	$—	$—	$613,689,423

100

Schedule of Investments (Unaudited)

iSHARES® GLOBAL ENERGY ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.95%

AUSTRALIA — 2.27%
Caltex Australia Ltd.	113,053	$3,010,851
Oil Search Ltd.	563,172	3,431,379
Origin Energy Ltd.[a]	733,545	5,404,652
Santos Ltd.[a]	735,145	3,133,716
Woodside Petroleum Ltd.	351,158	9,085,695

		24,066,293
AUSTRIA — 0.37%
OMV AG	62,695	3,977,263

		3,977,263
BRAZIL — 0.99%
Petroleo Brasileiro SA ADR[a]	623,640	6,417,255
Ultrapar Participacoes SA ADR	181,823	4,132,837

		10,550,092
CANADA — 10.99%
ARC Resources Ltd.	145,361	1,711,221
Cameco Corp.	164,089	1,520,470
Canadian Natural Resources Ltd.	445,637	15,976,706
Cenovus Energy Inc.	422,262	3,868,924
Crescent Point Energy Corp.	221,228	1,691,500
Enbridge Inc.	697,871	27,381,251
Encana Corp.	401,898	5,379,169
Husky Energy Inc.[a]	129,862	1,839,699
Imperial Oil Ltd.	107,924	3,379,112
Inter Pipeline Ltd.	156,736	3,256,186
Pembina Pipeline Corp.	210,030	7,628,768
Suncor Energy Inc.	683,690	25,182,404
TransCanada Corp.	365,491	17,846,474

		116,661,884
CHINA — 2.24%
China Petroleum & Chemical Corp. Class H	10,808,400	7,922,445
CNOOC Ltd.	6,709,000	9,629,281
PetroChina Co. Ltd. Class H	8,906,000	6,209,011

		23,760,737
COLOMBIA — 0.16%
Ecopetrol SA ADR[b]	112,828	1,650,674

		1,650,674
FRANCE — 5.42%
TOTAL SAb	1,041,272	57,572,809

		57,572,809

Security	Shares	Value
ITALY — 2.38%
Eni SpA	1,050,693	$17,411,079
Snam SpA	957,412	4,690,615
Tenaris SA	197,527	3,121,426

		25,223,120
JAPAN — 1.35%
Inpex Corp.	447,700	5,599,727
JXTG Holdings Inc.	1,348,520	8,702,832

		14,302,559
NORWAY — 1.09%
Statoil ASA	457,838	9,806,796
Subsea 7 SA	113,881	1,712,528

		11,519,324
PORTUGAL — 0.35%
Galp Energia SGPS SA	201,462	3,707,357

		3,707,357
SPAIN — 1.05%
Enagas SA	63,176	1,810,820
Repsol SA	526,614	9,324,122

		11,134,942
UNITED KINGDOM — 16.44%
BP PLC	8,142,101	57,571,357
Royal Dutch Shell PLC Class A ADR	1,878,160	63,008,878
Royal Dutch Shell PLC Class B	1,539,251	52,232,526
Tullow Oil PLC[a,b]	574,680	1,606,105

		174,418,866
UNITED STATES — 53.85%
Anadarko Petroleum Corp.[b]	224,283	12,030,540
Andeavor	59,915	6,850,681
Apache Corp.	155,662	6,572,050
Baker Hughes a GE Co.	175,433	5,550,700
Cabot Oil & Gas Corp.	189,977	5,433,342
Chesapeake Energy Corp.[a]	368,346	1,458,650
Chevron Corp.	783,568	98,094,878
Cimarex Energy Co.	39,082	4,768,395
Concho Resources Inc.[a]	61,534	9,243,637
ConocoPhillips	492,225	27,018,230
Devon Energy Corp.	216,428	8,960,119
EOG Resources Inc.	239,522	25,846,819
EQT Corp.	100,126	5,699,172
Exxon Mobil Corp.	1,748,376	146,234,169
Halliburton Co.	358,161	17,503,328
Helmerich & Payne Inc.	44,229	2,858,963

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ENERGY ETF

December 31, 2017

Security	Shares	Value
Hess Corp.	108,575	$5,154,055
Kinder Morgan Inc./DE	791,584	14,303,923
Marathon Oil Corp.	345,944	5,856,832
Marathon Petroleum Corp.	204,455	13,489,941
National Oilwell Varco Inc.	155,961	5,617,715
Newfield Exploration Co.[a]	81,609	2,573,132
Noble Energy Inc.	199,580	5,815,761
Occidental Petroleum Corp.	315,612	23,247,980
ONEOK Inc.	157,345	8,410,090
Phillips 66	177,759	17,980,323
Pioneer Natural Resources Co.	69,801	12,065,103
Range Resources Corp.	92,817	1,583,458
Schlumberger Ltd.	571,042	38,482,520
TechnipFMC PLC[b]	179,754	5,628,098
Valero Energy Corp.	182,305	16,755,653
Williams Companies Inc. (The)	341,315	10,406,694

		571,494,951

TOTAL COMMON STOCKS
(Cost: $1,155,033,641)		1,050,040,871

PREFERRED STOCKS — 0.81%

BRAZIL — 0.81%
Petroleo Brasileiro SA ADR, Preference Shares[a]	874,212	8,593,504

		8,593,504

TOTAL PREFERRED STOCKS
(Cost: $20,690,303)		8,593,504

RIGHTS — 0.02%

SPAIN — 0.02%
Repsol SA (Expires 01/10/18)[a]	505,126	229,885

		229,885

TOTAL RIGHTS
(Cost: $231,512)		229,885

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.63%

MONEY MARKET FUNDS — 0.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	6,021,756	$6,022,358
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	661,360	661,360

		6,683,718

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,683,658)		6,683,718

TOTAL INVESTMENTS IN SECURITIES — 100.41%
(Cost: $1,182,639,114)		1,065,547,978
Other Assets, Less Liabilities — (0.41)%		(4,356,994)

NET ASSETS — 100.00%		$1,061,190,984

ADR  —  American Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

102

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ENERGY ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,436,990	2,584,766	[a]	—	6,021,756	$6,022,358	$—	[b]	$(3,767)	$(864)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,440,997	—		(779,637)[a]	661,360	661,360	6,430		—	—

						$6,683,718	$6,430		$(3,767)	$(864)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,050,040,871	$—	$—	$1,050,040,871
Preferred Stocks	8,593,504	—	—	8,593,504
Rights	229,885	—	—	229,885
Money Market Funds	6,683,718	—	—	6,683,718

Total	$1,065,547,978	$—	$—	$1,065,547,978

103

Schedule of Investments (Unaudited)

iSHARES® GLOBAL FINANCIALS ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.43%

AUSTRALIA — 5.59%
AMP Ltd.	226,154	$918,040
ASX Ltd.	16,807	721,167
Australia & New Zealand Banking Group Ltd.	215,615	4,846,808
BGP Holdings PLC[a,b]	608,993	7
Commonwealth Bank of Australia	129,088	8,111,624
Insurance Australia Group Ltd.	178,062	1,008,324
Macquarie Group Ltd.	23,564	1,836,239
Medibank Pvt Ltd.	208,339	536,113
National Australia Bank Ltd.	197,068	4,557,824
QBE Insurance Group Ltd.	102,050	852,461
Suncorp Group Ltd.	101,935	1,105,037
Westpac Banking Corp.	249,670	6,122,010

		30,615,654
AUSTRIA — 0.20%
Erste Group Bank AG	25,905	1,123,109

		1,123,109
BELGIUM — 0.68%
Ageas	14,145	691,558
Groupe Bruxelles Lambert SA	8,335	900,680
KBC Group NV	24,729	2,111,582

		3,703,820
BRAZIL — 0.14%
Banco do Brasil SA ADR[c]	80,862	780,318

		780,318
CANADA — 7.34%
Bank of Montreal	48,212	3,870,582
Bank of Nova Scotia (The)	88,866	5,753,470
Brookfield Asset Management Inc. Class A	65,940	2,879,793
Canadian Imperial Bank of Commerce	32,958	3,223,332
Manulife Financial Corp.	144,563	3,025,214
National Bank of Canada	24,806	1,241,735
Power Corp. of Canada	27,605	713,176
Royal Bank of Canada	107,267	8,788,026
Sun Life Financial Inc.	45,021	1,864,152
Thomson Reuters Corp.	21,197	926,919
Toronto-Dominion Bank (The)	135,533	7,966,803

		40,253,202
CHILE — 0.13%
Banco de Chile ADR[c]	3,061	295,478
Banco Santander Chile ADR	14,329	448,068

		743,546

Security	Shares	Value
CHINA — 3.81%
Bank of China Ltd. Class H	5,679,000	$2,789,628
China Construction Bank Corp. Class H	7,982,720	7,352,357
China Life Insurance Co. Ltd. Class H	628,000	1,972,216
Industrial & Commercial Bank of China Ltd. Class H	5,809,000	4,674,070
Ping An Insurance Group Co. of China Ltd. Class H	392,500	4,084,515

		20,872,786
COLOMBIA — 0.08%
Bancolombia SA ADR	11,005	436,458

		436,458
DENMARK — 0.38%
Danske Bank A/S	54,056	2,106,304

		2,106,304
FINLAND — 0.36%
Sampo OYJ Class A	35,484	1,951,501

		1,951,501
FRANCE — 2.72%
AXA SA	143,624	4,265,890
BNP Paribas SA	84,167	6,291,468
Credit Agricole SA	88,590	1,468,029
Societe Generale SA	55,735	2,881,190

		14,906,577
GERMANY — 2.88%
Allianz SE Registered	32,951	7,577,189
Commerzbank AGb	75,511	1,133,874
Deutsche Bank AG Registered	151,877	2,895,186
Deutsche Boerse AG	14,491	1,684,397
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	11,541	2,504,912

		15,795,558
HONG KONG — 2.17%
AIA Group Ltd.	910,600	7,763,741
Hang Seng Bank Ltd.	62,800	1,558,492
Hong Kong Exchanges & Clearing Ltd.	83,200	2,552,206

		11,874,439
IRELAND — 0.11%
Bank of Ireland Group PLC[b]	70,185	597,953
Irish Bank Resolution Corp. Ltd.[a,b]	47,975	1

		597,954
ITALY — 1.69%
Assicurazioni Generali SpA	97,926	1,787,361
Banco BPM SpA[b,c]	109,601	344,815
Intesa Sanpaolo SpA	1,045,976	3,479,143

104

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

December 31, 2017

Security	Shares	Value
Mediobanca SpA	42,168	$479,011
UniCredit SpA[b]	154,216	2,885,145
Unione di Banche Italiane SpA	69,734	305,304

		9,280,779
JAPAN — 5.51%
Dai-ichi Life Holdings Inc.	94,200	1,943,371
Daiwa Securities Group Inc.	157,000	985,205
Japan Exchange Group Inc.	47,100	819,912
Mitsubishi UFJ Financial Group Inc.	1,036,200	7,601,559
Mizuho Financial Group Inc.	1,888,300	3,429,615
MS&AD Insurance Group Holdings Inc.	32,400	1,096,969
Nomura Holdings Inc.	257,500	1,520,313
ORIX Corp.	109,900	1,858,008
Resona Holdings Inc.	157,000	938,098
Sompo Holdings Inc.	31,400	1,216,419
Sumitomo Mitsui Financial Group Inc.	104,400	4,511,489
Sumitomo Mitsui Trust Holdings Inc.	23,327	926,247
T&D Holdings Inc.	47,100	805,696
Tokio Marine Holdings Inc.	55,700	2,541,977

		30,194,878
MEXICO — 0.22%
Grupo Financiero Banorte SAB de CV Series O	215,874	1,189,732

		1,189,732
NETHERLANDS — 1.43%
ABN AMRO Group NV CVA[d]	30,482	984,615
Aegon NV	104,523	667,092
ING Groep NV	282,647	5,201,345
NN Group NV	22,591	979,837

		7,832,889
NORWAY — 0.23%
DNB ASA	69,394	1,290,424

		1,290,424
PERU — 0.20%
Credicorp Ltd.	5,184	1,075,317

		1,075,317
SINGAPORE — 1.36%
DBS Group Holdings Ltd.	134,200	2,495,413
Oversea-Chinese Banking Corp. Ltd.	298,300	2,765,592
United Overseas Bank Ltd.	109,900	2,175,138

		7,436,143
SOUTH KOREA — 0.57%
KB Financial Group Inc. ADR[b]	25,619	1,498,968
Shinhan Financial Group Co. Ltd. ADR[b]	34,959	1,622,097

		3,121,065
SPAIN — 2.63%
Banco Bilbao Vizcaya Argentaria SA	493,912	4,218,053
Banco de Sabadell SA	407,646	810,614
Banco Santander SA	1,183,327	7,785,327
Bankia SA	71,444	342,045
CaixaBank SA	264,293	1,234,225

		14,390,264

Security	Shares	Value
SWEDEN — 1.94%
Industrivarden AB Class A	12,616	$326,051
Industrivarden AB Class C	17,584	434,902
Investor AB Class B	35,168	1,606,882
Kinnevik AB Class B	18,526	627,452
Nordea Bank AB	234,287	2,841,490
Skandinaviska Enskilda Banken AB Class A	124,030	1,458,820
Svenska Handelsbanken AB Class A	111,324	1,525,564
Swedbank AB Class A	75,045	1,813,912

		10,635,073
SWITZERLAND — 3.20%
Baloise Holding AG Registered	3,611	562,123
Credit Suisse Group AG Registered	179,607	3,206,939
Julius Baer Group Ltd.	17,270	1,056,226
Partners Group Holding AG	1,413	968,583
Swiss Life Holding AG Registered	2,361	835,859
Swiss Re AG	24,335	2,278,675
UBS Group AG	283,761	5,223,881
Zurich Insurance Group AG	11,147	3,392,714

		17,525,000
UNITED KINGDOM — 7.59%
3i Group PLC	73,849	912,579
Aviva PLC	296,573	2,032,023
Barclays PLC	1,168,552	3,210,521
Direct Line Insurance Group PLC	104,308	538,589
HSBC Holdings PLC	1,501,817	15,580,207
Legal & General Group PLC	434,018	1,604,593
Lloyds Banking Group PLC	5,225,805	4,811,302
London Stock Exchange Group PLC	23,680	1,215,016
Man Group PLC	127,013	355,317
Old Mutual PLC	362,042	1,134,756
Prudential PLC	189,185	4,876,555
Royal Bank of Scotland Group PLC[b]	239,672	901,321
RSA Insurance Group PLC	75,208	643,490
Schroders PLC	9,420	448,041
Standard Chartered PLC[b]	201,000	2,121,113
Standard Life Aberdeen PLC	202,534	1,196,187

		41,581,610
UNITED STATES — 45.27%
Affiliated Managers Group Inc.	4,085	838,446
Aflac Inc.	29,038	2,548,956
Allstate Corp. (The)	26,410	2,765,391
American Express Co.	52,691	5,232,743
American International Group Inc.	66,188	3,943,481
Ameriprise Financial Inc.	10,996	1,863,492
Aon PLC	18,372	2,461,848
Arthur J Gallagher & Co.	13,260	839,093

105

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

December 31, 2017

Security	Shares	Value
Assurant Inc.	3,774	$380,570
Bank of America Corp.	711,138	20,992,794
Bank of New York Mellon Corp. (The)	75,645	4,074,240
BB&T Corp.	58,162	2,891,815
Berkshire Hathaway Inc. Class Bb	142,115	28,170,035
BlackRock Inc.[e]	9,122	4,686,063
Brighthouse Financial Inc.[b]	7,392	433,467
Capital One Financial Corp.	35,391	3,524,236
Cboe Global Markets Inc.	8,478	1,056,274
Charles Schwab Corp. (The)	87,606	4,500,320
Chubb Ltd.	34,513	5,043,385
Cincinnati Financial Corp.	11,123	833,891
Citigroup Inc.	193,442	14,394,019
Citizens Financial Group Inc.	35,977	1,510,314
CME Group Inc.	25,182	3,677,831
Comerica Inc.	12,615	1,095,108
Discover Financial Services	26,751	2,057,687
E*TRADE Financial Corp.[b]	19,957	989,268
Everest Re Group Ltd.	3,013	666,656
Fifth Third Bancorp.	51,433	1,560,477
Franklin Resources Inc.	24,667	1,068,821
Goldman Sachs Group Inc. (The)	25,957	6,612,805
Hartford Financial Services Group Inc. (The)	26,379	1,484,610
Huntington Bancshares Inc./OH	79,776	1,161,539
Intercontinental Exchange Inc.	43,527	3,071,265
Invesco Ltd.	29,963	1,094,848
JPMorgan Chase & Co.	254,215	27,185,752
KeyCorp	79,416	1,601,821
Leucadia National Corp.	23,994	635,601
Lincoln National Corp.	15,386	1,182,722
Loews Corp.	20,724	1,036,822
M&T Bank Corp.	11,212	1,917,140
Marsh & McLennan Companies Inc.	37,667	3,065,717
MetLife Inc.	76,973	3,891,755
Moody’s Corp.	12,409	1,831,693
Morgan Stanley	102,758	5,391,712
Nasdaq Inc.	8,591	660,047
Navient Corp.	19,691	262,284
Northern Trust Corp.	16,014	1,599,638
People’s United Financial Inc.	25,605	478,814
PNC Financial Services Group Inc. (The)[e]	34,857	5,029,517
Principal Financial Group Inc.	18,813	1,327,445
Progressive Corp. (The)	42,846	2,413,087
Prudential Financial Inc.	30,938	3,557,251
Raymond James Financial Inc.	9,263	827,186
Regions Financial Corp.	84,707	1,463,737
S&P Global Inc.	19,163	3,246,212
State Street Corp.	26,339	2,570,950
SunTrust Banks Inc.	34,791	2,247,151
Synchrony Financial	55,112	2,127,874
T Rowe Price Group Inc.	18,061	1,895,141
Torchmark Corp.	7,823	709,624
Travelers Companies Inc. (The)	20,346	2,759,731

Security	Shares	Value
U.S. Bancorp.	115,758	$6,202,314
Unum Group	15,842	869,567
Wells Fargo & Co.	325,605	19,754,455
Willis Towers Watson PLC	9,769	1,472,091
XL Group Ltd.	19,164	673,806
Zions BanCorp.	13,991	711,163

		248,125,608

TOTAL COMMON STOCKS
(Cost: $488,955,921)		539,440,008

PREFERRED STOCKS — 1.31%

BRAZIL — 1.27%
Banco Bradesco SA ADR, Preference Shares	298,051	3,052,042
Itau Unibanco Holding SA ADR, Preference Shares	300,293	3,903,809

		6,955,851
ITALY — 0.04%
Intesa Sanpaolo SpA, Preference Shares	71,534	228,489

		228,489

TOTAL PREFERRED STOCKS
(Cost: $6,417,974)		7,184,340

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[e,f,g]	421,314	421,356
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[e,f]	240,655	240,655

		662,011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $662,036)		662,011

TOTAL INVESTMENTS IN SECURITIES — 99.86%
(Cost: $496,035,931)		547,286,359
Other Assets, Less Liabilities — 0.14%		753,781

NET ASSETS — 100.00%		$548,040,140

ADR  —  American Depositary Receipts

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

106

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,670,948	—	(1,249,634)[a]	421,314	$421,356	$—	[b]	$78	$(122)
BlackRock Cash Funds: Treasury, SL Agency Shares	579,043	—	(338,388)[a]	240,655	240,655	3,170		—	—
BlackRock Inc.	7,242	2,406	(526)	9,122	4,686,063	60,513		25,112	1,024,248
PNC Financial Services Group Inc. (The)	28,959	8,443	(2,545)	34,857	5,029,517	64,032		47,029	706,603

					$10,377,591	$127,715		$72,219	$1,730,729

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$539,440,000	$—	$8	$539,440,008
Preferred Stocks	7,184,340	—	—	7,184,340
Money Market Funds	662,011	—	—	662,011

Total	$547,286,351	$—	$8	$547,286,359

107

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HEALTHCARE ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.36%

AUSTRALIA — 1.61%
Cochlear Ltd.	22,373	$2,984,441
CSL Ltd.	160,874	17,779,442
Ramsay Health Care Ltd.	46,209	2,534,303
Sonic Healthcare Ltd.	152,005	2,717,842

		26,016,028
BELGIUM — 0.23%
UCB SA	46,494	3,694,830

		3,694,830
CANADA — 0.14%
Valeant Pharmaceuticals International Inc.[a]	109,230	2,284,070

		2,284,070
DENMARK — 2.54%
Coloplast A/S Class B	40,804	3,247,657
Genmab A/Sa	23,217	3,853,025
Novo Nordisk A/S Class B	631,856	34,087,451

		41,188,133
FRANCE — 2.72%
Essilor International Cie Generale d’Optique SA	70,771	9,768,662
Sanofi	398,689	34,397,888

		44,166,550
GERMANY — 3.89%
Bayer AG Registered	289,409	36,142,328
Fresenius Medical Care AG & Co. KGaA	76,371	8,049,980
Fresenius SE & Co. KGaA	143,702	11,228,310
Merck KGaA	46,059	4,963,862
QIAGEN NV	83,560	2,627,875

		63,012,355
JAPAN — 4.91%
Astellas Pharma Inc.	717,275	9,149,793
Chugai Pharmaceutical Co. Ltd.	75,600	3,872,277
Daiichi Sankyo Co. Ltd.	226,900	5,915,715
Eisai Co. Ltd.	104,900	5,974,597
Hoya Corp.	137,600	6,874,503
Olympus Corp.	115,200	4,417,790
Ono Pharmaceutical Co. Ltd.	186,500	4,347,528
Otsuka Holdings Co. Ltd.	197,000	8,652,960
Shionogi & Co. Ltd.	106,900	5,785,791
Sysmex Corp.	54,700	4,307,048
Takeda Pharmaceutical Co. Ltd.	261,900	14,881,686
Terumo Corp.	115,500	5,475,100

		79,654,788

Security	Shares	Value
NETHERLANDS — 0.77%
Koninklijke Philips NV	329,465	$12,477,907

		12,477,907
SPAIN — 0.21%
Grifols SA	113,646	3,333,185

		3,333,185
SWITZERLAND — 9.57%
Lonza Group AG Registered	27,128	7,329,710
Novartis AG Registered	919,055	77,711,783
Roche Holding AG	246,078	62,245,487
Roche Holding AG Bearer	8,165	2,062,825
Sonova Holding AG Registered	19,161	2,992,616
Straumann Holding AG Registered	4,015	2,836,662

		155,179,083
UNITED KINGDOM — 5.17%
AstraZeneca PLC	443,959	30,754,957
GlaxoSmithKline PLC	1,696,750	30,355,055
Shire PLC	325,998	17,198,755
Smith & Nephew PLC	317,016	5,523,502

		83,832,269
UNITED STATES — 67.60%
Abbott Laboratories	607,167	34,651,021
AbbVie Inc.	557,681	53,933,330
Aetna Inc.	114,700	20,690,733
Agilent Technologies Inc.	117,151	7,845,602
Alexion Pharmaceuticals Inc.[a]	79,798	9,543,043
Align Technology Inc.[a]	26,024	5,782,273
Allergan PLC	114,734	18,768,188
AmerisourceBergen Corp.	55,315	5,079,023
Amgen Inc.	255,082	44,358,760
Anthem Inc.	90,020	20,255,400
Baxter International Inc.	174,314	11,267,657
Becton Dickinson and Co.	92,435	19,805,778
Biogen Inc.[a]	74,483	23,728,049
Boston Scientific Corp.[a]	476,115	11,802,891
Bristol-Myers Squibb Co.	569,584	34,904,108
Cardinal Health Inc.	104,525	6,404,247
Celgene Corp.[a]	275,692	28,771,217
Centene Corp.[a]	60,693	6,122,710
Cerner Corp.[a,b]	110,521	7,448,010
Cigna Corp.	87,225	17,714,525
Cooper Companies Inc. (The)	16,960	3,695,245
Danaher Corp.	210,280	19,518,190
DaVita Inc.[a]	52,069	3,761,985
DENTSPLY SIRONA Inc.	78,300	5,154,489
Edwards Lifesciences Corp.[a]	73,713	8,308,192
Eli Lilly & Co.	335,586	28,343,594
Envision Healthcare Corp.[a]	42,216	1,458,985
Express Scripts Holding Co.[a]	193,242	14,423,583
Gilead Sciences Inc.	457,452	32,771,861

108

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

December 31, 2017

Security	Shares	Value
HCA Healthcare Inc.[a]	97,544	$8,568,265
Henry Schein Inc.[a]	52,996	3,703,360
Hologic Inc.[a]	94,682	4,047,655
Humana Inc.	49,752	12,341,979
IDEXX Laboratories Inc.[a]	30,522	4,773,030
Illumina Inc.[a]	51,778	11,312,975
Incyte Corp.[a]	62,011	5,873,062
Intuitive Surgical Inc.[a]	38,955	14,216,238
IQVIA Holdings Inc.[a]	53,175	5,205,832
Johnson & Johnson	936,076	130,788,539
Laboratory Corp. of America Holdings[a]	35,083	5,596,089
McKesson Corp.	71,469	11,145,591
Medtronic PLC	468,467	37,828,710
Merck & Co. Inc.	948,642	53,380,085
Mettler-Toledo International Inc.[a]	9,371	5,805,522
Mylan NVa	185,416	7,844,951
Patterson Companies Inc.	24,231	875,466
PerkinElmer Inc.	41,720	3,050,566
Perrigo Co. PLC	45,153	3,935,535
Pfizer Inc.	2,064,119	74,762,390
Quest Diagnostics Inc.	46,467	4,576,535
Regeneron Pharmaceuticals Inc.[a]	27,187	10,221,225
ResMed Inc.	50,045	4,238,311
Stryker Corp.	112,000	17,342,080
Thermo Fisher Scientific Inc.	141,015	26,775,928
UnitedHealth Group Inc.	338,744	74,679,502
Universal Health Services Inc. Class Bb	29,953	3,395,173
Varian Medical Systems Inc.[a,b]	31,778	3,532,125
Vertex Pharmaceuticals Inc.[a]	89,706	13,443,341
Waters Corp.[a]	28,838	5,571,213
Zimmer Biomet Holdings Inc.	69,251	8,356,518
Zoetis Inc.	171,591	12,361,416

		1,095,861,896

TOTAL COMMON STOCKS
(Cost: $1,381,845,760)		1,610,701,094

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.73%

MONEY MARKET FUNDS — 0.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	11,215,522	$11,216,644
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	623,459	623,459

		11,840,103

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,840,027)		11,840,103

TOTAL INVESTMENTS IN SECURITIES — 100.09%
(Cost: $1,393,685,787)		1,622,541,197
Other Assets, Less Liabilities — (0.09)%		(1,483,129)

NET ASSETS — 100.00%		$1,621,058,068

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

109

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,283,774	5,931,748	[a]	—	11,215,522	$11,216,644	$—	[b]	$(2,227)	$(1,928)
BlackRock Cash Funds: Treasury, SL Agency Shares	888,725	—		(265,266)[a]	623,459	623,459	12,733		—	—

						$11,840,103	$12,733		$(2,227)	$(1,928)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,610,701,094	$—	$—	$1,610,701,094
Money Market Funds	11,840,103	—	—	11,840,103

Total	$1,622,541,197	$—	$—	$1,622,541,197

110

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INDUSTRIALS ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.77%

AUSTRALIA — 1.41%
Aurizon Holdings Ltd.	124,834	$484,289
Brambles Ltd.	95,760	754,230
Qantas Airways Ltd.	106,534	419,961
Sydney Airport	137,940	760,623
Transurban Group	134,817	1,310,708

		3,729,811
BRAZIL — 0.14%
Embraer SA ADR	15,119	361,798

		361,798
CANADA — 2.69%
Bombardier Inc. Class Ba	115,368	278,994
Canadian National Railway Co.	44,165	3,653,539
Canadian Pacific Railway Ltd.	8,607	1,577,624
SNC-Lavalin Group Inc.	10,477	477,044
Waste Connections Inc.	15,588	1,109,243

		7,096,444
CHILE — 0.13%
LATAM Airlines Group SA ADR[b]	24,381	338,896

		338,896
DENMARK — 1.18%
AP Moller — Maersk A/S Class A	139	232,250
AP Moller — Maersk A/S Class B	399	697,561
DSV A/S	11,289	889,589
ISS A/S	11,090	429,799
Vestas Wind Systems A/S	12,712	879,122

		3,128,321
FINLAND — 0.80%
Kone OYJ Class B	23,883	1,284,233
Metso OYJ	7,809	266,964
Wartsila OYJ Abp	9,063	572,438

		2,123,635
FRANCE — 6.39%
Airbus SE	35,102	3,498,491
Alstom SA	9,234	383,707
Bouygues SA	12,377	643,686
Cie. de Saint-Gobain	32,376	1,787,569
Edenred	14,193	412,099
Legrand SA	15,447	1,190,645
Safran SA	18,981	1,958,094
Schneider Electric SE	32,661	2,779,082
Teleperformance	3,363	482,374
Thales SA	5,985	645,949

Security	Shares	Value
Vinci SA	30,495	$3,118,057

		16,899,753
GERMANY — 4.66%
Brenntag AG	8,949	567,064
Deutsche Lufthansa AG Registered	13,566	500,431
Deutsche Post AG Registered	55,837	2,665,201
GEA Group AG	10,431	501,147
MAN SE	1,482	169,772
MTU Aero Engines AG	3,021	541,966
Osram Licht AG	4,617	415,419
Siemens AG Registered	49,925	6,963,187

		12,324,187
HONG KONG — 0.81%
CK Hutchison Holdings Ltd.	171,020	2,146,145

		2,146,145
IRELAND — 0.22%
Ryanair Holdings PLC ADR[a]	5,522	575,337

		575,337
ITALY — 0.86%
Atlantia SpA	27,360	864,714
CNH Industrial NV	57,399	769,889
Leonardo SpA	20,500	244,195
Prysmian SpA	12,141	396,401

		2,275,199
JAPAN — 15.89%
ANA Holdings Inc.	19,600	818,798
Asahi Glass Co. Ltd.	12,400	537,168
Central Japan Railway Co.	11,500	2,060,098
Dai Nippon Printing Co. Ltd.	16,500	368,083
Daikin Industries Ltd.	17,100	2,024,221
East Japan Railway Co.	22,800	2,225,353
FANUC Corp.	11,400	2,738,429
Hankyu Hanshin Holdings Inc.	17,100	687,643
ITOCHU Corp.	92,100	1,719,364
Japan Airlines Co. Ltd.	22,800	892,165
Kajima Corp.	58,000	558,118
Kawasaki Heavy Industries Ltd.	11,400	400,240
Kintetsu Group Holdings Co. Ltd.	11,400	437,177
Komatsu Ltd.	57,000	2,063,435
Kubota Corp.	68,400	1,341,587
LIXIL Group Corp.	17,100	462,983
Makita Corp.	17,100	718,762
Marubeni Corp.	102,600	743,292
Mitsubishi Corp.	92,200	2,547,879
Mitsubishi Electric Corp.	125,400	2,083,321
Mitsubishi Heavy Industries Ltd.	19,100	713,813

111

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

December 31, 2017

Security	Shares	Value
Mitsui & Co. Ltd.	108,300	$1,761,257
NGK Insulators Ltd.	17,100	323,025
Nidec Corp.	16,000	2,245,539
Nippon Express Co. Ltd.	5,700	378,988
NSK Ltd.	28,500	448,815
Obayashi Corp.	45,600	552,139
Odakyu Electric Railway Co. Ltd.	18,100	387,226
Recruit Holdings Co. Ltd.	91,200	2,266,844
Secom Co. Ltd.	11,400	860,895
Shimizu Corp.	45,600	471,180
SMC Corp./Japan	3,900	1,605,699
Sumitomo Corp.	74,100	1,259,667
Taisei Corp.	12,700	632,463
Tokyu Corp.	34,200	545,864
Toppan Printing Co. Ltd.	34,000	307,554
TOTO Ltd.	8,800	519,485
West Japan Railway Co.	11,400	832,559
Yamato Holdings Co. Ltd.	22,800	458,935

		42,000,063
MEXICO — 0.09%
Alfa SAB de CV	219,886	242,975

		242,975
NETHERLANDS — 1.01%
Randstad Holding NV	7,410	455,930
RELX NV	59,913	1,378,798
Wolters Kluwer NV	16,112	841,220

		2,675,948
SPAIN — 1.38%
Abertis Infraestructuras SA	44,004	980,182
ACS Actividades de Construccion y Servicios SA	16,542	647,952
Aena SME SAc	4,332	879,115
Ferrovial SA	30,768	699,207
International Consolidated Airlines Group SA	49,362	434,702

		3,641,158
SWEDEN — 3.14%
Alfa Laval AB	17,727	419,602
Assa Abloy AB Class B	58,083	1,208,836
Atlas Copco AB Class A	38,133	1,649,674
Atlas Copco AB Class B	22,102	849,257
Sandvik AB	65,493	1,149,477
Securitas AB Class B	18,468	323,007
Skanska AB Class B	23,199	481,689
SKF AB Class B	22,230	494,694
Volvo AB Class B	91,770	1,711,546

		8,287,782
SWITZERLAND — 2.64%
ABB Ltd. Registered	112,080	3,004,135
Adecco Group AG Registered	10,089	771,816
Geberit AG Registered	2,166	953,751

Security	Shares	Value
Kuehne + Nagel International AG Registered	3,249	$575,118
Schindler Holding AG Participation Certificates	2,622	603,504
Schindler Holding AG Registered	798	180,564
SGS SA Registered	342	891,762

		6,980,650
UNITED KINGDOM — 4.71%
Ashtead Group PLC	29,227	787,573
Babcock International Group PLC[b]	29,355	280,154
BAE Systems PLC	184,224	1,427,968
Bunzl PLC	19,365	542,781
Capita PLC	40,282	218,456
Cobham PLC[a]	146,987	251,131
DCC PLC	5,586	564,090
easyJet PLC	15,223	301,480
Experian PLC	54,949	1,216,076
Ferguson PLC	14,692	1,059,316
G4S PLC	91,884	331,871
Hays PLC	84,702	209,568
IMI PLC	15,657	282,329
Intertek Group PLC	9,508	667,535
RELX PLC	62,451	1,469,117
Rentokil Initial PLC	107,986	464,528
Rolls-Royce Holdings PLC	108,414	1,242,185
Smiths Group PLC	22,971	463,003
Travis Perkins PLC	14,421	305,690
Weir Group PLC (The)	13,167	378,142

		12,462,993
UNITED STATES — 51.62%
3M Co.	34,945	8,225,005
Acuity Brands Inc.	2,508	441,408
Alaska Air Group Inc.	7,296	536,329
Allegion PLC	5,586	444,422
American Airlines Group Inc.	24,884	1,294,715
AMETEK Inc.	13,395	970,736
AO Smith Corp.	8,506	521,248
Arconic Inc.	24,818	676,291
Boeing Co. (The)	32,604	9,615,246
Caterpillar Inc.	34,713	5,470,075
CH Robinson Worldwide Inc.	8,027	715,125
Cintas Corp.	5,016	781,643
CSX Corp.	52,098	2,865,911
Cummins Inc.	9,177	1,621,025
Deere & Co.	18,611	2,912,808
Delta Air Lines Inc.	38,304	2,145,024
Dover Corp.	9,120	921,029
Eaton Corp. PLC	25,821	2,040,117
Emerson Electric Co.	37,221	2,593,931
Equifax Inc.	7,058	832,279
Expeditors International of Washington Inc.	10,203	660,032
Fastenal Co.	16,749	916,003
FedEx Corp.	14,364	3,584,393
Flowserve Corp.	7,752	326,592

112

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

December 31, 2017

Security	Shares	Value
Fluor Corp.	8,379	$432,775
Fortive Corp.	17,808	1,288,409
Fortune Brands Home & Security Inc.	8,839	604,941
General Dynamics Corp.	16,111	3,277,783
General Electric Co.	509,010	8,882,225
Harris Corp.	6,954	985,034
Honeywell International Inc.	44,631	6,844,610
IHS Markit Ltd.[a]	21,548	972,892
Illinois Tool Works Inc.	17,937	2,992,788
Ingersoll-Rand PLC	14,649	1,306,544
Jacobs Engineering Group Inc.	7,011	462,446
JB Hunt Transport Services Inc.	4,902	563,632
Johnson Controls International PLC	54,395	2,072,993
Kansas City Southern	6,042	635,739
L3 Technologies Inc.	4,446	879,641
Lockheed Martin Corp.	14,478	4,648,162
Masco Corp.	18,183	798,961
Nielsen Holdings PLC	19,538	711,183
Norfolk Southern Corp.	16,587	2,403,456
Northrop Grumman Corp.	9,979	3,062,655
PACCAR Inc.	20,520	1,458,562
Parker-Hannifin Corp.	7,809	1,558,520
Pentair PLC	9,633	680,282
Quanta Services Inc.[a]	8,778	343,308
Raytheon Co.	16,644	3,126,575
Republic Services Inc.	12,704	858,917
Robert Half International Inc.	7,468	414,773
Rockwell Automation Inc.	7,581	1,488,529
Rockwell Collins Inc.	9,559	1,296,392
Roper Technologies Inc.	6,213	1,609,167
Snap-on Inc.	3,249	566,301
Southwest Airlines Co.	31,692	2,074,241
Stanley Black & Decker Inc.	8,924	1,514,314
Stericycle Inc.[a,b]	5,187	352,664
Textron Inc.	15,333	867,694
TransDigm Group Inc.	2,850	782,667
Union Pacific Corp.	45,771	6,137,891
United Continental Holdings Inc.[a]	14,820	998,868
United Parcel Service Inc. Class B	40,114	4,779,583
United Rentals Inc.[a]	4,902	842,703
United Technologies Corp.	43,214	5,512,810
Verisk Analytics Inc. Class Aa	9,106	874,176
Waste Management Inc.	22,848	1,971,782
WW Grainger Inc.	3,021	713,711
Xylem Inc./NY	10,488	715,282

		136,477,968

TOTAL COMMON STOCKS
(Cost: $241,129,776)		263,769,063

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.32%

MONEY MARKET FUNDS — 0.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[d,e,f]	636,074	$636,137
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[d,e]	216,272	216,272

		852,409

TOTAL SHORT-TERM INVESTMENTS
(Cost: $852,409)		852,409

TOTAL INVESTMENTS IN SECURITIES — 100.09%
(Cost: $241,982,185)		264,621,472
Other Assets, Less Liabilities — (0.09)%		(236,070)

NET ASSETS — 100.00%		$264,385,402

ADR  —  American Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

113

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	279,596	356,478	[a]	—	636,074	$636,137	$—	[b]	$(249)	$(37)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,781	205,491	[a]	—	216,272	216,272	1,741		—	—

						$852,409	$1,741		$(249)	$(37)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$263,769,063	$—	$—	$263,769,063
Money Market Funds	852,409	—	—	852,409

Total	$264,621,472	$—	$—	$264,621,472

114

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INFRASTRUCTURE ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.70%

AUSTRALIA — 8.56%
Macquarie Atlas Roads Group	4,117,990	$20,259,374
Qube Holdings Ltd.[a]	9,331,749	18,903,965
Sydney Airport	7,557,356	41,672,456
Transurban Group	12,003,833	116,702,772

		197,538,567
BRAZIL — 0.73%
Ultrapar Participacoes SA ADR[a]	747,006	16,979,446

		16,979,446
CANADA — 10.82%
AltaGas Ltd.	315,469	7,205,972
Enbridge Inc.	2,771,247	108,730,997
Fortis Inc./Canada	458,563	16,875,645
Inter Pipeline Ltd.	648,470	13,471,945
Pembina Pipeline Corp.	679,115	24,667,005
TransCanada Corp.	1,466,442	71,604,551
Westshore Terminals Investment Corp.	343,794	7,213,651

		249,769,766
CHILE — 0.30%
Enel Americas SA ADR	622,598	6,954,420

		6,954,420
CHINA — 4.27%
Beijing Capital International Airport Co. Ltd. Class H	9,728,000	14,659,261
Beijing Enterprises Water Group Ltd.	6,132,000	4,745,705
China Gas Holdings Ltd.[a]	2,536,600	7,008,885
China Merchants Port Holdings Co. Ltd.	8,258,000	21,602,868
COSCO SHIPPING Ports Ltd.	11,276,000	11,727,051
Guangdong Investment Ltd.	3,138,000	4,198,826
Hopewell Highway Infrastructure Ltd.	7,348,500	4,681,352
Jiangsu Expressway Co. Ltd. Class H	8,308,000	12,646,975
Kunlun Energy Co. Ltd.	6,258,000	6,516,332
Zhejiang Expressway Co. Ltd. Class H	9,822,000	10,792,854

		98,580,109
FRANCE — 4.98%
Aeroports de Paris	223,852	42,605,042
Engie SA	1,814,017	31,225,529
Getlink SE Registered	3,199,443	41,185,081

		115,015,652
GERMANY — 2.55%
E.ON SE	2,457,522	26,738,947
Fraport AG Frankfurt Airport Services Worldwide[a]	252,918	27,898,248
Hamburger Hafen und Logistik AGa	145,565	4,137,386

		58,774,581

Security	Shares	Value
HONG KONG — 1.73%
CLP Holdings Ltd.	2,163,000	$22,121,685
Hong Kong & China Gas Co. Ltd.	9,078,300	17,791,252

		39,912,937
ITALY — 8.59%
ASTM SpA	245,833	7,152,607
Atlantia SpA	3,221,623	101,819,593
Enav SpA[b]	1,451,830	7,862,543
Enel SpA	8,615,140	53,070,168
Snam SpA	3,992,194	19,558,816
Societa Iniziative Autostradali e Servizi SpA	476,935	8,888,361

		198,352,088
MEXICO — 2.76%
Grupo Aeroportuario del Centro Norte SAB de CV ADR[a]	286,458	11,882,278
Grupo Aeroportuario del Pacifico SAB de CV ADR	257,996	26,511,669
Grupo Aeroportuario del Sureste SAB de CV Series B ADR	138,533	25,283,658

		63,677,605
NEW ZEALAND — 1.27%
Auckland International Airport Ltd.	6,372,065	29,366,151

		29,366,151
SINGAPORE — 0.81%
Hutchison Port Holdings Trust[a]	35,770,600	14,844,799
SIA Engineering Co. Ltd.	1,698,800	3,978,782

		18,823,581
SPAIN — 12.01%
Abertis Infraestructuras SA	5,195,123	115,720,554
Aena SME SAb	507,841	103,058,833
Enagas SA	170,329	4,882,157
Iberdrola SA	6,910,313	53,604,469

		277,266,013
SWITZERLAND — 1.30%
Flughafen Zurich AG	131,145	29,997,148

		29,997,148
UNITED KINGDOM — 4.21%
BBA Aviation PLC	6,155,523	29,119,108
National Grid PLC	4,035,806	47,775,523
SSE PLC	1,134,404	20,256,255

		97,150,886
UNITED STATES — 34.81%
American Electric Power Co. Inc.	548,973	40,387,944
Cheniere Energy Inc.[a,c]	345,107	18,580,561
Consolidated Edison Inc.	347,030	29,480,199

115

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

December 31, 2017

Security	Shares	Value
Dominion Energy Inc.	717,849	$58,188,840
DTE Energy Co.	201,042	22,006,057
Duke Energy Corp.	780,633	65,659,042
Edison International	364,326	23,039,976
Eversource Energy	353,828	22,354,853
Exelon Corp.	1,066,628	42,035,810
Kinder Morgan Inc./DE	3,244,749	58,632,614
Macquarie Infrastructure Corp.	532,038	34,156,840
NextEra Energy Inc.	522,459	81,602,871
ONEOK Inc.	643,743	34,408,063
PG&E Corp.	571,556	25,622,856
PPL Corp.	760,698	23,543,603
Public Service Enterprise Group Inc.	565,034	29,099,251
Sempra Energy	280,599	30,001,645
Southern Co. (The)	1,114,479	53,595,295
Targa Resources Corp.	367,989	17,818,027
WEC Energy Group Inc.	353,222	23,464,537
Williams Companies Inc. (The)	1,398,957	42,654,199
Xcel Energy Inc.	566,000	27,230,260

		803,563,343

TOTAL COMMON STOCKS
(Cost: $2,148,966,779)		2,301,722,293

SHORT-TERM INVESTMENTS — 1.58%

MONEY MARKET FUNDS — 1.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[d,e,f]	34,653,594	34,657,059
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[d,e]	1,790,861	1,790,861

		36,447,920

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,449,145)		36,447,920

TOTAL INVESTMENTS IN SECURITIES — 101.28%
(Cost: $2,185,415,924)		2,338,170,213
Other Assets, Less Liabilities — (1.28)%		(29,583,569)

NET ASSETS — 100.00%		$2,308,586,644

ADR  —  American Depositary Receipts

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Non-income producing security.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

116

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,256,369	20,397,225	[a]	—	34,653,594	$34,657,059	$—	[b]	$(3,628)	$(5,448)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,140,395	—		(349,534)[a]	1,790,861	1,790,861	10,404		—	—

						$36,447,920	$10,404		$(3,628)	$(5,448)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,301,722,293	$—	$—	$2,301,722,293
Money Market Funds	36,447,920	—	—	36,447,920

Total	$2,338,170,213	$—	$—	$2,338,170,213

117

Schedule of Investments (Unaudited)

iSHARES® GLOBAL MATERIALS ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.55%

AUSTRALIA — 7.55%
Amcor Ltd./Australia	194,004	$2,339,835
BHP Billiton Ltd.	540,498	12,500,734
Fortescue Metals Group Ltd.	289,884	1,106,456
James Hardie Industries PLC	74,562	1,319,168
Newcrest Mining Ltd.	128,724	2,297,552
Orica Ltd.	62,832	889,507
Rio Tinto Ltd.	69,258	4,106,639
South32 Ltd.	883,014	2,410,367

		26,970,258
AUSTRIA — 0.32%
Voestalpine AG	19,176	1,147,758

		1,147,758
BELGIUM — 0.90%
Solvay SA	12,240	1,703,474
Umicore SA	32,028	1,517,409

		3,220,883
BRAZIL — 2.01%
Vale SA ADR	587,765	7,188,366

		7,188,366
CANADA — 6.22%
Agnico Eagle Mines Ltd.	39,270	1,819,091
Agrium Inc.	23,154	2,671,779
Barrick Gold Corp.	195,738	2,840,111
CCL Industries Inc. Class B	23,970	1,111,120
First Quantum Minerals Ltd.	116,280	1,634,296
Franco-Nevada Corp.	31,314	2,510,718
Goldcorp Inc.	145,758	1,864,800
Kinross Gold Corp.[a]	212,976	921,290
Potash Corp. of Saskatchewan Inc.	141,678	2,915,087
Teck Resources Ltd. Class B	85,578	2,245,061
Wheaton Precious Metals Corp.	75,378	1,671,858

		22,205,211
CHILE — 0.46%
Empresas CMPC SA	209,100	711,031
Sociedad Quimica y Minera de Chile SA ADR	15,402	914,417

		1,625,448
DENMARK — 1.03%
Chr Hansen Holding A/S	16,125	1,513,572
Novozymes A/S Class B	37,842	2,163,568

		3,677,140

Security	Shares	Value
FINLAND — 1.19%
Stora Enso OYJ Class R	93,738	$1,488,051
UPM-Kymmene OYJ	89,250	2,776,812

		4,264,863
FRANCE — 2.95%
Air Liquide SA	72,203	9,107,980
Arkema SA	11,832	1,442,809

		10,550,789
GERMANY — 9.55%
BASF SE	154,326	17,000,770
Covestro AGb	15,912	1,643,787
HeidelbergCement AG	22,644	2,453,980
K+S AG Registered[c]	31,926	795,679
Lanxess AG	15,293	1,217,339
Linde AGa	31,416	7,343,043
Symrise AG	20,502	1,763,199
thyssenkrupp AG	65,945	1,917,507

		34,135,304
IRELAND — 1.79%
CRH PLC	140,454	5,052,126
Smurfit Kappa Group PLC	39,984	1,353,481

		6,405,607
JAPAN — 9.31%
Asahi Kasei Corp.	234,700	3,028,286
JFE Holdings Inc.	91,800	2,205,156
Kuraray Co. Ltd.	61,200	1,155,004
Mitsubishi Chemical Holdings Corp.	244,800	2,687,041
Mitsui Chemicals Inc.	30,600	984,687
Nippon Paint Holdings Co. Ltd.	30,600	968,389
Nippon Steel & Sumitomo Metal Corp.	133,429	3,424,263
Nitto Denko Corp.	30,600	2,719,095
Oji Holdings Corp.	204,000	1,358,189
Shin-Etsu Chemical Co. Ltd.	71,400	7,257,257
Sumitomo Chemical Co. Ltd.	306,000	2,200,266
Sumitomo Metal Mining Co. Ltd.	40,800	1,875,387
Taiheiyo Cement Corp.	20,400	881,012
Toray Industries Inc.	265,200	2,501,332

		33,245,364
MEXICO — 1.08%
Cemex SAB de CV CPO[a]	2,458,284	1,846,964
Grupo Mexico SAB de CV Series B	601,800	1,996,516

		3,843,480
NETHERLANDS — 2.83%
Akzo Nobel NV	42,330	3,711,597
ArcelorMittal[a]	106,692	3,473,859

118

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

December 31, 2017

Security	Shares	Value
Koninklijke DSM NV	30,396	$2,907,917

		10,093,373
NORWAY — 0.87%
Norsk Hydro ASA	232,560	1,772,771
Yara International ASA	29,274	1,348,214

		3,120,985
PERU — 0.19%
Southern Copper Corp.	14,586	692,106

		692,106
SOUTH KOREA — 2.02%
LG Chem Ltd.[a]	7,956	3,009,836
POSCO	13,566	4,213,437

		7,223,273
SWEDEN — 0.74%
Boliden AB	46,920	1,608,031
Svenska Cellulosa AB SCA Class B	99,144	1,023,832

		2,631,863
SWITZERLAND — 3.30%
Clariant AG Registered	43,860	1,226,460
Givaudan SA Registered	1,326	3,064,291
LafargeHolcim Ltd. Registered	79,254	4,468,966
Sika AG Bearer	383	3,041,991

		11,801,708
TAIWAN — 2.09%
Formosa Chemicals & Fibre Corp.	680,100	2,353,959
Formosa Plastics Corp.	816,720	2,708,815
Nan Ya Plastics Corp.	918,940	2,405,546

		7,468,320
UNITED KINGDOM — 10.97%
Anglo American PLC	236,844	4,964,454
Antofagasta PLC	58,752	798,741
BHP Billiton PLC	356,592	7,344,232
Glencore PLC	2,040,510	10,765,168
Johnson Matthey PLC	33,048	1,374,700
Mondi PLC	60,792	1,587,984
Randgold Resources Ltd.	15,877	1,591,491
Rio Tinto PLC	202,062	10,775,036

		39,201,806
UNITED STATES — 32.18%
Air Products & Chemicals Inc.	36,618	6,008,282

Security	Shares	Value
Albemarle Corp.	18,564	$2,374,150
Avery Dennison Corp.	14,790	1,698,779
Ball Corp.	58,752	2,223,763
CF Industries Holdings Inc.	39,168	1,666,207
DowDuPont Inc.	393,618	28,033,474
Eastman Chemical Co.	24,174	2,239,479
Ecolab Inc.	43,758	5,871,448
FMC Corp.	22,644	2,143,481
Freeport-McMoRan Inc.[a]	226,950	4,302,972
International Flavors & Fragrances Inc.	13,260	2,023,609
International Paper Co.	69,462	4,024,628
LyondellBasell Industries NV Class A	54,366	5,997,657
Martin Marietta Materials Inc.	10,608	2,344,792
Monsanto Co.	73,848	8,623,970
Mosaic Co. (The)	59,058	1,515,428
Newmont Mining Corp.	89,352	3,352,487
Nucor Corp.	54,162	3,443,620
Packaging Corp. of America	15,912	1,918,192
PPG Industries Inc.	42,840	5,004,569
Praxair Inc.	48,144	7,446,914
Sealed Air Corp.	30,498	1,503,551
Sherwin-Williams Co. (The)	13,770	5,646,251
Vulcan Materials Co.	22,338	2,867,529
WestRock Co.	42,942	2,714,364

		114,989,596

TOTAL COMMON STOCKS
(Cost: $363,640,967)		355,703,501

PREFERRED STOCKS — 0.16%

BRAZIL — 0.16%
Gerdau SA ADR, Preference Shares	155,652	579,025

		579,025

TOTAL PREFERRED STOCKS
(Cost: $1,603,816)		579,025

SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[d,e,f]	808,662	808,743

119

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

December 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[d,e]	218,769	$218,769

		1,027,512

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,027,512)		1,027,512

TOTAL INVESTMENTS IN SECURITIES — 100.00%
(Cost: $366,272,295)		357,310,038
Other Assets, Less Liabilities — 0.00%		(16,648)

NET ASSETS — 100.00%		$357,293,390

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	668,160	140,502	[a]	—	808,662	$808,743	$—	[b]	$(505)	$(267)
BlackRock Cash Funds: Treasury, SL Agency Shares	90,362	128,407	[a]	—	218,769	218,769	4,624		—	—

						$1,027,512	$4,624		$(505)	$(267)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

120

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

December 31, 2017

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$355,703,501	$—	$—	$355,703,501
Preferred Stocks	579,025	—	—	579,025
Money Market Funds	1,027,512	—	—	1,027,512

Total	$357,310,038	$—	$—	$357,310,038

121

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TECH ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.87%

AUSTRALIA — 0.09%
Computershare Ltd.	97,539	$1,243,529

		1,243,529
BRAZIL — 0.11%
Cielo SA	219,651	1,557,442

		1,557,442
CANADA — 0.57%
BlackBerry Ltd.[a,b]	95,102	1,065,671
CGI Group Inc. Class Aa	50,874	2,773,211
Constellation Software Inc./Canada	3,843	2,337,238
Open Text Corp.	52,521	1,874,148

		8,050,268
CHINA — 3.99%
Tencent Holdings Ltd.	1,079,700	56,075,397

		56,075,397
FINLAND — 0.38%
Nokia OYJ	1,154,913	5,400,276

		5,400,276
FRANCE — 0.87%
Atos SE	18,432	2,685,858
Capgemini SE	31,293	3,715,954
Dassault Systemes SE	27,267	2,900,633
STMicroelectronics NV New	131,394	2,871,559

		12,174,004
GERMANY — 2.31%
Infineon Technologies AG	218,685	5,996,402
SAP SE	197,823	22,198,664
United Internet AG Registered[c]	24,522	1,688,435
Wirecard AGb	22,509	2,515,572

		32,399,073
JAPAN — 5.24%
Canon Inc.	219,600	8,187,483
FUJIFILM Holdings Corp.	91,500	3,740,413
Fujitsu Ltd.	366,000	2,607,973
Hirose Electric Co. Ltd.	5,355	782,928
Hitachi Ltd.	915,000	7,130,746
Keyence Corp.	18,620	10,433,150
Konica Minolta Inc.	91,500	880,479
Kyocera Corp.	73,200	4,790,977
Murata Manufacturing Co. Ltd.	40,500	5,435,952
NEC Corp.	52,800	1,424,874

Security	Shares	Value
Nintendo Co. Ltd.	23,000	$8,409,854
NTT Data Corp.	128,100	1,522,644
Omron Corp.	41,700	2,487,563
Ricoh Co. Ltd.	146,400	1,360,682
Rohm Co. Ltd.	18,300	2,027,377
TDK Corp.	24,100	1,923,293
Tokyo Electron Ltd.	36,000	6,519,308
Yahoo Japan Corp.	311,100	1,427,774
Yaskawa Electric Corp.	54,900	2,419,694

		73,513,164
NETHERLANDS — 1.13%
ASML Holding NV	85,095	14,831,731
Gemalto NV	16,836	1,000,725

		15,832,456
SOUTH KOREA — 4.24%
NAVER Corp.	5,856	4,758,974
Samsung Electronics Co. Ltd.	19,581	46,604,445
SK Hynix Inc.[a]	115,107	8,225,385

		59,588,804
SPAIN — 0.45%
Amadeus IT Group SA	87,108	6,287,464

		6,287,464
SWEDEN — 0.47%
Hexagon AB Class B	52,155	2,617,465
Telefonaktiebolaget LM Ericsson Class B	600,240	3,947,838

		6,565,303
TAIWAN — 3.19%
Hon Hai Precision Industry Co. Ltd.	3,111,473	9,953,870
Largan Precision Co. Ltd.	22,000	2,971,924
MediaTek Inc.	360,000	3,556,631
Taiwan Semiconductor Manufacturing Co. Ltd.	3,660,600	28,230,848

		44,713,273
UNITED KINGDOM — 0.38%
Micro Focus International PLC	87,474	2,985,477
Sage Group PLC (The)	214,110	2,311,305

		5,296,782
UNITED STATES — 76.45%
Accenture PLC Class A	122,610	18,770,365
Activision Blizzard Inc.	149,328	9,455,449
Adobe Systems Inc.[a]	97,539	17,092,734
Advanced Micro Devices Inc.[a,b]	162,138	1,666,779
Akamai Technologies Inc.[a]	33,855	2,201,929
Alliance Data Systems Corp.	9,516	2,412,116
Alphabet Inc. Class Aa	58,926	62,072,648
Alphabet Inc. Class Ca	59,658	62,426,131

122

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

December 31, 2017

Security	Shares	Value
Amphenol Corp. Class A	60,390	$5,302,242
Analog Devices Inc.	72,468	6,451,826
ANSYS Inc.[a]	16,836	2,484,825
Apple Inc.	1,015,833	171,909,419
Applied Materials Inc.	210,084	10,739,494
Autodesk Inc.[a]	43,554	4,565,766
Automatic Data Processing Inc.	87,840	10,293,970
Broadcom Ltd.	80,154	20,591,563
CA Inc.	62,586	2,082,862
Cadence Design Systems Inc.[a]	55,449	2,318,877
Cisco Systems Inc.	979,233	37,504,624
Citrix Systems Inc.[a]	28,548	2,512,224
Cognizant Technology Solutions Corp. Class A	116,205	8,252,879
Corning Inc.	172,386	5,514,628
CSRA Inc.	32,344	967,732
DXC Technology Co.	56,547	5,366,310
eBay Inc.[a]	192,882	7,279,367
Electronic Arts Inc.[a]	60,939	6,402,251
F5 Networks Inc.[a]	12,627	1,656,915
Facebook Inc. Class Aa	471,957	83,281,532
Fidelity National Information Services Inc.	66,795	6,284,742
Fiserv Inc.[a]	41,541	5,447,271
FLIR Systems Inc.	27,084	1,262,656
Gartner Inc.[a,b]	17,934	2,208,572
Global Payments Inc.	30,378	3,045,091
Hewlett Packard Enterprise Co.	316,956	4,551,488
HP Inc.	331,413	6,962,987
Intel Corp.	926,346	42,760,131
International Business Machines Corp.	170,739	26,194,777
Intuit Inc.	48,312	7,622,667
Juniper Networks Inc.	74,847	2,133,139
KLA-Tencor Corp.	30,927	3,249,500
Lam Research Corp.	31,659	5,827,472
Mastercard Inc. Class A	183,732	27,809,676
Microchip Technology Inc.	45,567	4,004,428
Micron Technology Inc.[a]	227,469	9,353,525
Microsoft Corp.	1,527,135	130,631,128
Motorola Solutions Inc.	32,208	2,909,671
NetApp Inc.	53,436	2,956,080
NVIDIA Corp.	119,865	23,193,877
Oracle Corp.	603,717	28,543,740
Paychex Inc.	63,501	4,323,148
PayPal Holdings Inc.[a,b]	223,077	16,422,929
Qorvo Inc.[a]	24,888	1,657,541

Security	Shares	Value
QUALCOMM Inc.	291,702	$18,674,762
Red Hat Inc.[a]	34,770	4,175,877
salesforce.com Inc.[a]	135,786	13,881,403
Seagate Technology PLC	57,279	2,396,553
Skyworks Solutions Inc.	36,234	3,440,418
Symantec Corp.	123,342	3,460,977
Synopsys Inc.[a]	30,012	2,558,223
TE Connectivity Ltd.	69,540	6,609,082
Texas Instruments Inc.	194,529	20,316,609
Total System Services Inc.	32,940	2,605,225
VeriSign Inc.[a,b]	16,836	1,926,712
Visa Inc. Class A	359,229	40,959,291
Western Digital Corp.	58,560	4,657,277
Western Union Co. (The)	93,330	1,774,203
Xerox Corp.	41,770	1,217,595
Xilinx Inc.	49,227	3,318,884

		1,072,906,784

TOTAL COMMON STOCKS (Cost: $954,631,782)		1,401,604,019

SHORT-TERM INVESTMENTS — 1.44%

MONEY MARKET FUNDS — 1.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[d,e,f]	18,399,274	18,401,114
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[d,e]	1,809,045	1,809,045

		20,210,159

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,210,278)		20,210,159

TOTAL INVESTMENTS IN SECURITIES — 101.31%
(Cost: $974,842,060)		1,421,814,178
Other Assets, Less Liabilities — (1.31)%		(18,409,067)

NET ASSETS — 100.00%		$1,403,405,111

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

123

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,257,923	16,141,351	[a]	—	18,399,274	$18,401,114	$—	[b]	$(783)	$(1,020)
BlackRock Cash Funds: Treasury, SL Agency Shares	643,125	1,165,920	[a]	—	1,809,045	1,809,045	11,985		—	—

						$20,210,159	$11,985		$(783)	$(1,020)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,401,604,019	$—	$—	$1,401,604,019
Money Market Funds	20,210,159	—	—	20,210,159

Total	$1,421,814,178	$—	$—	$1,421,814,178

124

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TELECOM ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.30%

AUSTRALIA — 2.70%
Telstra Corp. Ltd.	4,064,825	$11,540,871

		11,540,871
BELGIUM — 0.41%
Proximus SADP	53,550	1,758,683

		1,758,683
CANADA — 6.73%
BCE Inc.	307,258	14,806,846
Rogers Communications Inc. Class B	123,294	6,302,710
TELUS Corp.	201,582	7,661,387

		28,770,943
CHINA — 4.48%
China Mobile Ltd.	1,890,000	19,160,388

		19,160,388
DENMARK — 0.40%
TDC A/S	279,057	1,716,090

		1,716,090
FRANCE — 2.99%
Orange SA	734,101	12,759,838

		12,759,838
GERMANY — 4.60%
Deutsche Telekom AG Registered	1,107,098	19,668,525

		19,668,525
ITALY — 0.80%
Telecom Italia SpA/Milano[a]	3,965,566	3,430,915

		3,430,915
JAPAN — 16.33%
KDDI Corp.	645,500	16,070,171
Nippon Telegraph & Telephone Corp.	406,600	19,133,481
NTT DOCOMO Inc.	460,200	10,870,769
SoftBank Group Corp.	299,300	23,699,565

		69,773,986
MEXICO — 1.63%
America Movil SAB de CV Series L	8,019,399	6,947,372

		6,947,372

Security	Shares	Value
NETHERLANDS — 1.18%
Koninklijke KPN NV	1,440,295	$5,029,405

		5,029,405
NORWAY — 1.19%
Telenor ASA	236,451	5,084,968

		5,084,968
SINGAPORE — 1.69%
Singapore Telecommunications Ltd.	2,701,150	7,215,733

		7,215,733
SPAIN — 3.57%
Telefonica SA	1,562,675	15,246,241

		15,246,241
SWEDEN — 1.67%
Millicom International Cellular SA SDR	21,700	1,468,311
Tele2 AB Class B	122,471	1,507,796
Telia Co. AB	934,747	4,172,825

		7,148,932
SWITZERLAND — 1.08%
Swisscom AG Registered	8,674	4,615,155

		4,615,155
TAIWAN — 1.09%
Chunghwa Telecom Co. Ltd. ADR	131,019	4,643,313

		4,643,313
UNITED KINGDOM — 9.16%
BT Group PLC	2,819,802	10,363,960
Vodafone Group PLC	9,058,452	28,796,475

		39,160,435
UNITED STATES — 37.60%
AT&T Inc.	2,095,510	81,473,429
CenturyLink Inc.	331,867	5,535,542
Verizon Communications Inc.	1,392,138	73,685,864

		160,694,835

TOTAL COMMON STOCKS (Cost: $447,421,288)		424,366,628

125

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TELECOM ETF

December 31, 2017

Security	Shares	Value
PREFERRED STOCKS — 0.34%

ITALY — 0.34%
Telecom Italia SpA/Milano, Preference Shares	2,057,816	$1,472,732

		1,472,732

TOTAL PREFERRED STOCKS (Cost: $1,986,775)		1,472,732

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.25%[b,c]	183,069	183,069

		183,069

TOTAL SHORT-TERM INVESTMENTS (Cost: $183,069)		183,069

TOTAL INVESTMENTS IN SECURITIES — 99.68%
(Cost: $449,591,132)		426,022,429
Other Assets, Less Liabilities — 0.32%		1,352,738

NET ASSETS — 100.00%		$427,375,167

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	202,799	—	(202,799)[a]	—	$—	$—	[b]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	189,481	—	(6,412)[a]	183,069	183,069	1,929		—	—

					$183,069	$1,929		$—	$—

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

126

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TELECOM ETF

December 31, 2017

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$424,366,628	$—	$—	$424,366,628
Preferred Stocks	1,472,732	—	—	1,472,732
Money Market Funds	183,069	—	—	183,069

Total	$426,022,429	$—	$—	$426,022,429

127

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.64%

BRAZIL — 10.33%
Fibria Celulose SA ADR	1,039,491	$15,280,518
Klabin SA Units	2,303,040	12,219,560
Suzano Papel e Celulose SA	2,082,600	11,734,284

		39,234,362
CANADA — 15.75%
Canfor Corp.[a]	631,900	12,497,292
Interfor Corp.[a]	596,267	10,050,807
West Fraser Timber Co. Ltd.	487,710	30,194,074
Western Forest Products Inc.	3,615,786	7,070,255

		59,812,428
FINLAND — 8.58%
Stora Enso OYJ Class R	1,021,611	16,217,644
UPM-Kymmene OYJ	525,890	16,361,876

		32,579,520
IRELAND — 3.89%
Smurfit Kappa Group PLC	436,278	14,768,254

		14,768,254
JAPAN — 10.65%
Nippon Paper Industries Co. Ltd.	480,600	9,138,439
Oji Holdings Corp.	2,670,000	17,776,298
Sumitomo Forestry Co. Ltd.	756,500	13,538,429

		40,453,166
SOUTH AFRICA — 4.17%
Sappi Ltd.	2,189,873	15,831,473

		15,831,473
SWEDEN — 7.88%
Holmen AB Class B	227,561	12,118,058
Svenska Cellulosa AB SCA Class B	1,723,355	17,796,600

		29,914,658
UNITED KINGDOM — 3.55%
Mondi PLC	515,564	13,467,356

		13,467,356
UNITED STATES — 34.84%
CatchMark Timber Trust Inc. Class A	355,377	4,666,100
Deltic Timber Corp.	99,317	9,092,471
International Paper Co.	244,919	14,190,607

Security	Shares	Value
KapStone Paper and Packaging Corp.	399,236	$9,058,665
Potlatch Corp.[b]	371,655	18,545,584
Rayonier Inc.	995,192	31,477,923
WestRock Co.	243,227	15,374,379
Weyerhaeuser Co.	849,009	29,936,057

		132,341,786

TOTAL COMMON STOCKS (Cost: $291,946,754)		378,403,003

SHORT-TERM INVESTMENTS — 1.61%

MONEY MARKET FUNDS — 1.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	5,521,804	5,522,356
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	596,020	596,020

		6,118,376

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,118,553)		6,118,376

TOTAL INVESTMENTS IN SECURITIES — 101.25%
(Cost: $298,065,307)		384,521,379
Other Assets, Less Liabilities — (1.25)%		(4,729,300)

NET ASSETS — 100.00%		$379,792,079

ADR  —  American Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

128

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	5,521,804	[a]	—	5,521,804	$5,522,356	$—	[b]	$(183)	$(178)
BlackRock Cash Funds: Treasury, SL Agency Shares	386,197	209,823	[a]	—	596,020	596,020	2,312		—	—

						$6,118,376	$2,312		$(183)	$(178)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$378,403,003	$—	$—	$378,403,003
Money Market Funds	6,118,376	—	—	6,118,376

Total	$384,521,379	$—	$—	$384,521,379

129

Schedule of Investments (Unaudited)

iSHARES® GLOBAL UTILITIES ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.40%

AUSTRALIA — 1.72%
AGL Energy Ltd.	87,935	$1,675,441
APA Group	148,924	970,286

		2,645,727
CANADA — 2.04%
Emera Inc.	28,473	1,067,609
Fortis Inc./Canada	56,139	2,065,980

		3,133,589
CHILE — 0.81%
Enel Americas SA ADR	75,193	839,906
Enel Generacion Chile SA ADR	14,809	398,510

		1,238,416
DENMARK — 0.99%
Orsted A/Sa	27,901	1,524,106

		1,524,106
FINLAND — 0.75%
Fortum OYJ	58,205	1,153,228

		1,153,228
FRANCE — 4.67%
Electricite de France SA	46,419	580,810
Engie SA	215,779	3,714,306
Suez	55,651	979,999
Veolia Environnement SA	75,072	1,917,866

		7,192,981
GERMANY — 2.96%
E.ON SE	294,090	3,199,832
RWE AGb	66,198	1,351,340

		4,551,172
HONG KONG — 4.09%
CLP Holdings Ltd.	263,500	2,694,898
Hong Kong & China Gas Co. Ltd.	1,084,502	2,125,359
Power Assets Holdings Ltd.	175,000	1,476,373

		6,296,630
ITALY — 5.10%
Enel SpA	1,030,868	6,350,255
Italgas SpA	66,401	405,848
Terna Rete Elettrica Nazionale SpA	186,725	1,086,119

		7,842,222

Security	Shares	Value
JAPAN — 3.57%
Chubu Electric Power Co. Inc.	96,400	$1,198,475
Kansai Electric Power Co. Inc. (The)	108,000	1,323,036
Kyushu Electric Power Co. Inc.	63,200	662,576
Osaka Gas Co. Ltd.	55,700	1,072,960
Tokyo Gas Co. Ltd.	54,200	1,240,610

		5,497,657
MEXICO — 0.22%
Infraestructura Energetica Nova SAB de CV	68,981	340,048

		340,048
PORTUGAL — 0.73%
EDP — Energias de Portugal SA	326,207	1,130,082

		1,130,082
SPAIN — 6.14%
Endesa SA	42,457	910,290
Gas Natural SDG SA	46,804	1,081,893
Iberdrola SA	793,361	6,154,236
Red Electrica Corp. SA	58,022	1,303,579

		9,449,998
UNITED KINGDOM — 7.47%
Centrica PLC	753,176	1,398,893
National Grid PLC	481,966	5,705,472
Severn Trent PLC	31,802	930,096
SSE PLC	136,434	2,436,206
United Utilities Group PLC	91,017	1,021,307

		11,491,974
UNITED STATES — 58.14%
AES Corp./VA	88,038	953,452
Alliant Energy Corp.	30,858	1,314,859
Ameren Corp.	32,449	1,914,167
American Electric Power Co. Inc.	65,735	4,836,124
American Water Works Co. Inc.	23,841	2,181,213
CenterPoint Energy Inc.	57,589	1,633,224
CMS Energy Corp.	37,696	1,783,021
Consolidated Edison Inc.	41,445	3,520,753
Dominion Energy Inc.	86,002	6,971,322
DTE Energy Co.	23,979	2,624,741
Duke Energy Corp.	93,537	7,867,397
Edison International	43,516	2,751,952
Entergy Corp.	24,115	1,962,720
Eversource Energy	42,337	2,674,852
Exelon Corp.	128,272	5,055,200
FirstEnergy Corp.	59,424	1,819,563
NextEra Energy Inc.	62,829	9,813,261
NiSource Inc.	44,949	1,153,841
NRG Energy Inc.	40,209	1,145,152
PG&E Corp.	68,491	3,070,452
Pinnacle West Capital Corp.	14,898	1,269,012

130

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL UTILITIES ETF

December 31, 2017

Security	Shares	Value
PPL Corp.	91,252	$2,824,249
Public Service Enterprise Group Inc.	67,581	3,480,421
SCANA Corp.	18,981	755,064
Sempra Energy	33,560	3,588,235
Southern Co. (The)	134,052	6,446,561
WEC Energy Group Inc.	42,136	2,799,094
Xcel Energy Inc.	67,829	3,263,253

		89,473,155

TOTAL COMMON STOCKS
(Cost: $181,326,721)		152,960,985

PREFERRED STOCKS — 0.17%

BRAZIL — 0.17%
Cia. Energetica de Minas Gerais ADR, Preference Shares	127,939	263,555

		263,555

TOTAL PREFERRED STOCKS
(Cost: $809,997)		263,555

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	164,052	164,052

		164,052

TOTAL SHORT-TERM INVESTMENTS
(Cost: $164,052)		164,052

TOTAL INVESTMENTS IN SECURITIES — 99.68%
(Cost: $182,300,770)		153,388,592
Other Assets, Less Liabilities — 0.32%		495,000

NET ASSETS — 100.00%		$153,883,592

ADR  —  American Depositary Receipts

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

131

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL UTILITIES ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	96,482	—		(96,482)[a]	—	$—	$—	[b]	$(80)	$1
BlackRock Cash Funds: Treasury, SL Agency Shares	20,866	143,186	[a]	—	164,052	164,052	1,447		—	—

						$164,052	$1,447		$(80)	$1

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$152,960,985	$—	$—	$152,960,985
Preferred Stocks	263,555	—	—	263,555
Money Market Funds	164,052	—	—	164,052

Total	$153,388,592	$—	$—	$153,388,592

132

Schedule of Investments (Unaudited)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.75%

ALABAMA — 1.10%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18		$710	$726,281
Alabama Public School & College Authority RB
Series A
5.00%, 06/01/18		275	278,971
Series C
5.00%, 09/01/18		215	219,943
State of Alabama GO
Series A
4.00%, 06/01/18		800	808,488
5.00%, 08/01/18		50	51,026
Series C
5.00%, 06/01/18		265	268,893

			2,353,602
ALASKA — 0.35%
Alaska Energy Authority RB
Series Sixth
5.00%, 07/01/18		25	25,412
Borough of North Slope AK GO
Series A
4.00%, 06/30/18		100	101,245
5.50%, 06/30/18		120	122,372
Municipality of Anchorage AK GO
Series B
5.00%, 08/01/18		100	102,034
5.00%, 09/01/18		100	102,319
State of Alaska GO
Series A
4.00%, 08/01/18		245	248,508
5.00%, 08/01/18		50	51,003

			752,893
ARIZONA — 4.93%
Arizona Board of Regents COP
Series C
5.00%, 06/01/18		100	101,436
Arizona State University RB
Series A
4.00%, 07/01/18		90	91,150
Series C
6.00%, 07/01/26	(PR 07/01/18)	1,000	1,022,130
Arizona Transportation Board RB
5.00%, 07/01/18		260	264,610
Series A
5.00%, 07/01/18		125	127,210
City of Chandler AZ GO
3.13%, 07/01/18		30	30,257
City of Chandler AZ RB
4.00%, 07/01/18		100	101,287
City of Mesa AZ GO
5.00%, 07/01/18	(NPFGC)	10	10,177

Security		Principal (000s)	Value
5.00%, 07/01/18	(ETM) (NPFGC)	$35	$35,612
City of Mesa AZ Utility System Revenue RB
3.00%, 07/01/18	(AGM)	20	20,157
City of Peoria AZ GOL
Series B
3.00%, 07/15/18		300	302,556
City of Phoenix AZ GOL
Series C
4.00%, 07/01/18		310	313,974
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/18		1,360	1,383,705
5.25%, 07/01/18	(NPFGC)	610	621,376
5.50%, 07/01/18		140	142,783
5.50%, 07/01/18	(NPFGC)	100	101,988
Series A
4.00%, 07/01/18		185	187,316
5.00%, 07/01/18		280	284,796
Series B
5.00%, 07/01/18		250	254,358
City of Scottsdale AZ GO
Series 2008A
4.50%, 07/01/18		100	101,532
City of Scottsdale AZ GOL
3.00%, 07/01/18		345	347,743
4.00%, 07/01/18		100	101,287
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/18		50	50,889
City of Tempe AZ GO
Series A
4.00%, 07/01/18		155	156,987
4.25%, 07/01/18		35	35,491
City of Tempe AZ GOL
Series B
4.00%, 07/01/18		120	121,538
City of Tempe AZ RB
5.00%, 07/01/18		175	178,094
City of Tucson AZ Water System Revenue RB
Series A
5.00%, 07/01/18		85	86,503
County of Maricopa AZ COP
5.00%, 07/01/18		250	254,370
County of Pima AZ GO
2.00%, 07/01/18		750	752,100
4.00%, 07/01/18	(AGM)	185	187,362
County of Pima AZ RB
4.00%, 07/01/18		215	217,767
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/18		110	111,945
5.00%, 07/01/18	(AGM)	125	127,210
Series B
5.00%, 07/01/18		75	76,326
Maricopa County Community College District GO
4.00%, 07/01/18		405	410,192
5.00%, 07/01/18		500	508,865
Series C
5.00%, 07/01/18		200	203,546
Series D
3.00%, 07/01/18		45	45,356

133

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Maricopa County High School District No. 210-Phoenix GO
Series A
3.00%, 07/01/18		$100	$100,786
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/18		375	381,649
Maricopa County Unified School District No. 69 Paradise Valley GO
Series A
2.00%, 07/01/18		100	100,295
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/18		145	147,571
State of Arizona COP
5.00%, 09/01/18		100	102,158
University of Arizona RB
Series B
5.00%, 06/01/18		100	101,473
Yavapai County Community College District GOL
4.00%, 07/01/18		100	101,277

			10,507,190
CALIFORNIA — 15.55%
91 Express Lanes Toll Road RB
5.00%, 08/15/18		170	173,764
Anaheim Union High School District GO
5.00%, 08/01/18		295	301,086
Burbank Unified School District GO
Series B
0.00%, 08/01/18	(NPFGC)[a]	115	114,018
Series C
0.00%, 08/01/18	(NPFGC)[a]	350	347,011
Cabrillo Community College District GO
5.00%, 08/01/18		100	102,104
California State Public Works Board RB
5.00%, 06/01/18		150	152,253
5.00%, 09/01/18	(ETM)	250	255,930
Series A
5.00%, 09/01/18		600	614,352
Series F
4.00%, 09/01/18		20	20,347
5.00%, 09/01/18		275	281,578
Series G
5.00%, 09/01/18		75	76,794
Chaffey Community College District GO
Series A
4.00%, 06/01/18		75	75,824
Chaffey Joint Union High School District GO
5.00%, 08/01/18		100	102,081
City & County of San Francisco CA GO
Series A
5.00%, 06/15/18		130	132,155
City of Cupertino CA COP
2.00%, 07/01/18		250	250,785
City of Los Angeles CA GO
Series B
5.00%, 09/01/18		85	87,073
City of Los Angeles CA Wastewater System Revenue RB
Series A

Security		Principal (000s)	Value
4.25%, 06/01/18		$120	$121,456
5.00%, 06/01/18		225	228,410
Clovis Unified School District GO
Series A
0.00%, 08/01/18	(NPFGC)[a]	150	148,761
County of Sacramento CA Airport System Revenue RB
Series D
3.90%, 07/01/18	(AGM)	110	111,268
Desert Sands Unified School District GO
4.00%, 08/01/18		50	50,771
East Bay Municipal Utility District Water System Revenue RB
Series B
4.00%, 06/01/18		40	40,438
Eastern Municipal Water District RB
Series A
4.00%, 07/01/18		400	405,244
Elsinore Valley Municipal Water District COP
5.38%, 07/01/18	(NPFGC)	200	203,944
Foothill-De Anza Community College District GO
0.00%, 08/01/18	(NPFGC)[a]	55	54,562
Series C
5.25%, 08/01/18	(NPFGC)	70	71,577
Fremont Unified School District/Alameda County CA GO
Series B
4.00%, 08/01/18		100	101,542
Grossmont Union High School District GO
Series A
5.00%, 08/01/18		100	102,081
Grossmont-Cuyamaca Community College District GO
5.00%, 08/01/18	(AGC)	170	173,577
Huntington Beach Union High School District GO
4.00%, 08/01/18		295	299,449
Kern High School District GO
4.00%, 08/01/18		150	152,262
Las Virgenes Unified School District GO
Series D
0.00%, 09/01/18	(NPFGC)[a]	200	198,124
Livermore-Amador Valley Water Management Agency RB
5.00%, 08/01/18		100	102,116
Long Beach Unified School District GO
Series A
5.00%, 08/01/18		70	71,457
Los Altos Elementary School District GO
3.00%, 08/01/18		100	100,934
5.00%, 08/01/18		120	122,497
Los Angeles Community College District/CA GO
Series C
5.00%, 08/01/18		1,000	1,020,570
Series E-1
4.00%, 08/01/18		200	202,968
Series F-1
4.00%, 08/01/18		80	81,187
5.00%, 08/01/21	(PR 08/01/18)	290	295,611
5.00%, 08/01/33	(PR 08/01/18)	205	208,967
Los Angeles County Metropolitan Transportation Authority RB
4.00%, 07/01/18		225	227,972
Series A
5.00%, 07/01/18		740	753,416
Series B
5.00%, 06/01/18		130	131,964

134

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Los Angeles County Public Works Financing Authority RB
Series A
5.00%, 08/01/18		$290	$296,136
Los Angeles Department of Water & Power System Revenue RB
Series A
3.00%, 07/01/18		250	252,038
4.00%, 07/01/18		135	136,763
5.00%, 07/01/18		560	570,068
Series B
5.00%, 07/01/18		325	330,843
Los Angeles Department of Water RB
Series B
5.00%, 07/01/18		335	341,023
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/18		970	987,304
Series A-1
4.00%, 07/01/18		555	562,004
5.50%, 07/01/18	(FGIC)	280	285,594
Series B
5.00%, 07/01/18		200	203,506
Series C
5.00%, 07/01/18		230	234,032
Series D
5.00%, 07/01/18		90	91,578
Series KRY
5.00%, 07/01/18		665	676,658
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/18	(AGM)	125	127,210
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/18		230	234,204
Series B
4.00%, 07/01/18		75	76,002
Series C
5.00%, 07/01/18		105	106,919
Series E
4.00%, 07/01/18		50	50,668
Mount San Antonio Community College District GO
Series A
5.00%, 09/01/18		350	358,396
Municipal Improvement Corp. of Los Angeles RB
Series A
4.10%, 09/01/18	(ETM)	100	101,782
New Haven Unified School District GO
5.00%, 08/01/18	(AGC)	75	76,609
5.00%, 08/01/18	(ETM) (AGC)	50	51,041
North Orange County Community College District/CA GO
Series A
4.00%, 08/01/18		175	177,679
Northern California Power Agency RB
Series A
5.00%, 07/01/18		175	177,999

Security		Principal (000s)	Value
Pasadena Unified School District GO
Series A-1
5.00%, 08/01/18		$100	$102,081
Riverside County Transportation Commission RB
Series A
5.00%, 06/01/18		265	268,948
Sacramento Municipal Utility District RB
Series K
5.75%, 07/01/18	(AMBAC)	215	219,646
Series U
5.00%, 08/15/18	(AGM)	95	97,115
Series X
4.00%, 08/15/18		150	152,423
5.00%, 08/15/18		75	76,670
San Diego Community College District GO
5.00%, 08/01/18		285	291,013
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/18		150	153,113
5.00%, 08/01/18	(ETM)	150	153,165
San Diego Redevelopment Agency Successor Agency TA
Series A
4.00%, 09/01/18		250	254,325
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/18	(NPFGC)[a]	140	139,017
Series B
6.05%, 07/01/18	(NPFGC)	125	127,891
Series R-3
5.00%, 07/01/18		290	295,214
San Francisco Bay Area Rapid Transit District GO
Series C
3.00%, 08/01/18		255	257,412
5.00%, 08/01/18		150	153,140
San Francisco Unified School District GO
Series B
5.00%, 06/15/18		100	101,640
Series E
5.00%, 06/15/18		135	137,214
San Jose Evergreen Community College District GO
Series B
5.00%, 09/01/18		50	51,200
5.00%, 09/01/18	(AGM)	100	102,399
San Jose Financing Authority RB
Series A
5.00%, 06/01/18		300	304,545
San Juan Unified School District GO
5.00%, 08/01/18		325	331,783
San Mateo County Community College District GO
4.00%, 09/01/18		265	269,622
Series A
0.00%, 09/01/18	(NPFGC)[a]	275	272,475
San Mateo Joint Powers Financing Authority RB
4.00%, 06/15/18		100	101,211
San Mateo Union High School District GO
Series A
0.00%, 09/01/18[a]		525	520,180
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/18		150	152,262

135

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Santa Clara Unified School District GO
5.00%, 07/01/18		$100	$101,818
Santa Monica Community College District GO
Series A
4.00%, 08/01/18		100	101,531
Simi Valley Unified School District GO
5.00%, 08/01/18		250	255,157
Southern California Public Power Authority RB
4.00%, 07/01/18		100	101,326
5.00%, 07/01/18		480	488,726
Series A
3.50%, 07/01/18		100	101,081
4.00%, 07/01/18		175	177,320
5.00%, 07/01/18		700	712,726
State of California GO
4.00%, 09/01/18		365	371,194
4.50%, 08/01/18		315	320,598
5.00%, 08/01/18		920	938,980
5.00%, 09/01/18		2,610	2,671,388
Series A
4.40%, 07/01/18	(ETM)	460	466,983
5.00%, 07/01/18	(ETM)	4,105	4,179,424
Series B
5.00%, 09/01/18		1,225	1,253,812
Tahoe-Truckee Unified School District GO
5.50%, 08/01/18	(NPFGC)	75	76,776
West Valley-Mission Community College District GO
Series A
4.00%, 08/01/18		250	253,842
William S Hart Union High School District GO
Series C
4.00%, 08/01/18		100	101,508

			33,136,230
COLORADO — 0.31%
City & County of Denver CO GO
5.25%, 08/01/18		145	148,208
Series A
5.00%, 08/01/18		145	148,000
Colorado Water Resources & Power Development Authority RB
Series A
4.00%, 09/01/18		60	61,022
Regional Transportation District COP
Series A
5.00%, 06/01/18		100	101,440
University of Colorado RB
5.00%, 06/01/18		90	91,329
Series B-1
5.00%, 06/01/18		100	101,477

			651,476
CONNECTICUT — 2.18%
City of Bristol CT GO
4.00%, 07/15/18		60	60,839

Security		Principal (000s)	Value
City of Stamford CT GO
2.50%, 08/01/18		$250	$251,605
5.00%, 08/15/18		100	102,214
Connecticut State Health & Educational Facility Authority RB
Series A
1.38%, 07/01/35	(Put 07/11/18)	1,950	1,949,941
State of Connecticut GO
5.00%, 08/01/18		75	76,442
Series B
5.25%, 06/01/18	(AMBAC)	520	527,691
Series C
5.00%, 06/01/18		170	172,341
5.00%, 06/15/18		250	253,770
State of Connecticut RB
Series A
5.00%, 06/01/18		150	152,221
State of Connecticut Special Tax Revenue RB
Series A
3.00%, 09/01/18		150	151,325
4.00%, 09/01/18		275	279,227
Series B
5.00%, 08/01/18		100	101,923
State of Connecticut Special Tax Revenue ST
Series B
5.25%, 07/01/18	(AMBAC)	100	101,830
Town of Newton CT GO
Series B
5.00%, 07/01/18		100	101,748
Town of Watertown CT GO
Series B
5.00%, 07/01/18		150	152,592
Town of West Hartford CT GO
Series A
5.00%, 07/01/18		100	101,753
University of Connecticut RB
Series A
4.00%, 08/15/18		100	101,391

			4,638,853
DELAWARE — 0.75%
County of New Castle DE GO
Series A
4.00%, 07/15/18		85	86,183
5.00%, 07/15/18		100	101,922
Series B
4.00%, 07/15/18		135	136,879
Delaware Transportation Authority RB
5.00%, 07/01/18		490	498,541
Series A
5.00%, 07/01/18		470	478,192
State of Delaware GO
5.00%, 07/01/18		175	178,120
Series A
3.00%, 07/01/18		75	75,600
5.00%, 08/01/18		50	51,038

			1,606,475

136

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
DISTRICT OF COLUMBIA — 0.64%
District of Columbia GO
Series A
5.00%, 06/01/18		$555	$563,081
Series B
5.25%, 06/01/18	(AMBAC)	415	421,470
Washington Metropolitan Area Transit Authority RB
Series A
5.00%, 07/01/18		370	376,375

			1,360,926
FLORIDA — 5.82%
County of Hillsborough FL RB
5.00%, 08/01/18		150	153,086
County of Miami-Dade FL RB
5.25%, 08/01/18	(NPFGC)	50	51,092
County of Miami-Dade FL Transit System RB
5.00%, 07/01/18		145	147,527
Series A
5.00%, 07/01/18	(AGC)	175	178,050
County of Palm Beach FL RB
5.00%, 06/01/18		200	202,954
Florida Department of Environmental Protection RB
Series B
5.00%, 07/01/18		380	386,604
5.25%, 07/01/18		510	519,486
Florida Department of Management Services COP
Series A
5.00%, 08/01/18		260	265,455
Florida’s Turnpike Enterprise RB
Series A
4.00%, 07/01/18		235	237,954
5.00%, 07/01/18		925	941,169
Series B
5.00%, 07/01/18		250	254,370
Hillsborough County School Board COP
Series A
5.00%, 07/01/18		405	412,221
5.50%, 07/01/18	(NPFGC)	325	331,591
Lake County School Board COP
Series A
5.00%, 06/01/18		100	101,382
Lee County School Board (The) COP
5.00%, 08/01/18		180	183,629
Series B
5.00%, 08/01/18		200	204,032
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/18		300	305,079
Series B
5.00%, 07/01/18		100	101,693
Orange County School Board COP
Series A
4.00%, 08/01/18		115	116,680

Security		Principal (000s)	Value
Palm Beach County School District COP
Series 2012C
5.00%, 08/01/18		$335	$341,754
Series B
5.00%, 08/01/18		215	219,334
Pasco County School Board COP
5.00%, 08/01/18		100	101,958
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/18		210	213,068
School Board of Miami-Dade County (The) COP
Series A
5.00%, 08/01/18	(AMBAC)	400	407,832
School District of Broward County/FL COP
Series A
5.00%, 07/01/18		375	381,498
State of Florida GO
Series A
5.00%, 06/01/18		2,155	2,186,204
5.00%, 07/01/18		70	71,255
Series B
4.00%, 06/01/18		120	121,248
5.00%, 06/01/18		875	887,670
5.00%, 07/01/18		305	310,469
Series C
5.00%, 06/01/18		45	45,652
Series D
5.00%, 06/01/18		125	126,810
Series E
5.00%, 06/01/18		350	355,068
State of Florida Lottery Revenue RB
Series A
4.50%, 07/01/18		405	411,184
5.00%, 07/01/18		225	228,989
Series C
5.00%, 07/01/18		135	137,394
Series E
5.00%, 07/01/18		710	722,588
Volusia County School Board COP
Series A
5.00%, 08/01/18		35	35,706

			12,399,735
GEORGIA — 2.53%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/18		75	76,149
Douglasville-Douglas County Water & Sewer Authority RB
5.00%, 06/01/18		40	40,584
Georgia State Road & Tollway Authority RB
Series A
4.00%, 06/01/18		50	50,504
5.00%, 06/01/18		300	304,245
5.00%, 06/01/18	(AGM)	470	476,650
Series B
5.00%, 06/01/18		100	101,415
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/18	(GTD)	320	326,621

137

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/18		$220	$223,923
Series B
4.00%, 07/01/18		135	136,743
State of Georgia GO
Series A
5.00%, 07/01/18		275	279,903
Series B
4.25%, 08/01/18		150	152,467
5.00%, 07/01/18		100	101,783
Series C
5.00%, 07/01/18		600	610,698
Series E
5.00%, 07/01/18		420	427,489
Series E-2
4.00%, 09/01/18		315	320,386
Series I
5.00%, 07/01/18		1,730	1,760,846

			5,390,406
HAWAII — 1.56%
City & County Honolulu HI Wastewater System Revenue RB
Series B
5.00%, 07/01/18		75	76,296
City & County of Honolulu HI GO
Series A			-
4.00%, 08/01/18		55	55,794
4.00%, 08/01/18	(ETM)	20	20,286
Series B
5.00%, 08/01/18		150	153,024
City & County of Honolulu HI Wastewater System Revenue RB
Series 2009A
5.00%, 07/01/18		185	188,169
Series A
3.00%, 07/01/18		180	181,343
4.00%, 07/01/18		90	91,113
5.00%, 07/01/18		100	101,728
County of Hawaii HI GO
Series B
5.00%, 09/01/18		100	102,292
County of Maui HI GO
5.00%, 06/01/18		100	101,444
Series B
5.00%, 06/01/18		50	50,722
Honolulu City & County Board of Water Supply RB
Series A
4.00%, 07/01/18		110	111,361
State of Hawaii GO
Series DO
5.00%, 08/01/18		200	204,032
Series DQ
5.00%, 06/01/18	(ETM)	500	507,385
Series DR
5.00%, 06/01/18		360	365,199
Series EH
5.00%, 08/01/18		650	663,104

Security		Principal (000s)	Value
State of Hawaii State Highway Fund RB
Series B
5.25%, 07/01/18	(AGM)	$350	$356,475

			3,329,767
ILLINOIS — 1.49%
Du Page Cook & Will Counties Community College District No. 502 GO
Series A
5.00%, 06/01/18		70	70,961
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18[a]		5	4,938
0.00%, 06/15/18	(ETM)[a]	145	144,008
0.00%, 06/15/18	(ETM) (NPFGC-FGIC)[a]	55	54,636
Regional Transportation Authority RB
5.75%, 06/01/18	(AGM)	100	101,721
Series A
5.00%, 07/01/18		50	50,849
Series B
5.50%, 06/01/18	(NPFGC)	160	162,590
State of Illinois GO
0.00%, 08/01/18[a]		455	447,415
4.00%, 07/01/18		360	362,779
5.00%, 08/01/18		265	268,880
First Series
5.50%, 08/01/18	(NPFGC)	135	137,448
State of Illinois RB
3.00%, 06/15/18		250	251,347
5.00%, 06/15/18		315	319,508
Second Series
5.75%, 06/15/18	(NPFGC)	225	229,023
Series B
5.00%, 06/15/18		560	568,014

			3,174,117
INDIANA — 0.39%
Indiana University RB
Series 2008A
5.00%, 06/01/18		100	101,481
Purdue University RB
Series A
5.00%, 07/01/18		100	101,778
Series AA
5.00%, 07/01/18		150	152,667
Series Y
5.00%, 07/01/18		350	356,223
Series Z-1
5.00%, 07/01/18		120	122,134

			834,283
IOWA — 0.83%
Cedar Rapids Community School District GO
5.00%, 06/01/18		100	101,448
City of Cedar Rapids IA GO
Series A
4.00%, 06/01/18		290	293,039

138

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Iowa City Community School District GO
Series B
3.00%, 06/01/18		$135	$135,880
Iowa Finance Authority RB
4.50%, 08/01/18	(ETM)	130	132,271
5.00%, 08/01/18		710	724,569
5.00%, 08/01/18	(ETM)	65	66,322
Series A
5.00%, 08/01/18		155	158,181
State of Iowa RB
4.00%, 06/15/18		150	151,715

			1,763,425
KANSAS — 0.58%
Douglas County Unified School District No. 497 Lawrence GO
Series A
4.00%, 09/01/18		90	91,449
Kansas Turnpike Authority RB
Series A
5.00%, 09/01/18		415	424,454
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/18		100	102,366
Series B-2
5.00%, 09/01/22	(PR 09/01/18)	500	511,090
Series C
5.00%, 09/01/18		100	102,366

			1,231,725
KENTUCKY — 0.20%
Kentucky State Property & Building Commission RB
Series A
5.00%, 08/01/18	(SAP)	75	76,495
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/18		350	355,855

			432,350
LOUISIANA — 0.21%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18		100	101,394
State of Louisiana GO
Series A
5.00%, 08/01/18	(ETM)	200	204,068
5.00%, 09/01/18	(ETM)	100	102,319
State of Louisiana RB
Series A
4.00%, 06/15/18		50	50,554

			458,335

Security	Principal (000s)	Value
MAINE — 0.24%
Maine Municipal Bond Bank RB
Series A
5.00%, 09/01/18	$115	$117,659
Maine Turnpike Authority RB
5.00%, 07/01/18	50	50,864
5.00%, 07/01/18	(AGM)	330	335,702

504,225
MARYLAND — 4.40%
City of Frederick MD GO
5.00%, 09/01/18	175	179,116
County of Baltimore MD GO
5.00%, 08/01/18	1,150	1,173,529
Series B
4.50%, 09/01/18	100	102,004
County of Frederick MD GO
4.00%, 08/01/18	345	350,161
County of Harford MD GO
5.00%, 07/01/18	200	203,556
County of Howard MD GO
Series A
5.00%, 08/15/18	100	102,214
Series B
5.00%, 08/15/18	390	398,635
County of Montgomery MD GO
Series A
5.00%, 07/01/18	300	305,334
5.00%, 08/01/18	250	255,172
County of Prince George’s MD GOL
4.00%, 07/15/18	25	25,348
Series A
5.00%, 09/01/18	250	255,915
Maryland State Transportation Authority RB
5.00%, 07/01/18	100	101,733
Series A
4.00%, 07/01/18	385	389,782
5.00%, 07/01/18	320	325,545
State of Maryland Department of Transportation RB
4.00%, 09/01/18	200	203,368
5.00%, 06/01/18	500	507,280
State of Maryland GO
First Series
4.00%, 08/15/18	775	787,563
Second Series
5.00%, 07/15/18	420	428,140
5.25%, 08/15/18	155	158,697
Second Series A
3.00%, 08/01/18	230	232,176
Second Series B
5.00%, 08/01/18	200	204,186
Second Series E
5.00%, 08/01/18	125	127,616
Series A
4.00%, 08/01/18	50	50,760
5.00%, 08/01/18	300	306,279
Series B

139

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
4.50%, 08/01/18		$280	$285,057
5.00%, 08/01/18		150	153,139
Washington Suburban Sanitary Commission GO
5.00%, 06/01/18		1,150	1,167,089
Second Series
5.00%, 06/01/18		275	279,086
Series 2009A
4.00%, 06/01/18		210	212,262
Series 2010A
4.00%, 06/01/18		100	101,077

			9,371,819
MASSACHUSETTS — 4.42%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A
5.00%, 06/15/18		105	106,688
Commonwealth of Massachusetts GO
Series A
4.00%, 09/01/18		50	50,855
Series C
0.00%, 08/01/18[a]		125	123,875
Commonwealth of Massachusetts GOL
Series A
3.70%, 08/01/18		100	101,330
5.00%, 08/01/18		220	224,565
Series B
3.00%, 06/01/18		525	528,512
4.00%, 06/01/18		240	242,585
4.00%, 07/01/18		25	25,323
5.00%, 06/01/18		100	101,486
5.00%, 07/01/18		150	152,674
5.00%, 08/01/18		1,225	1,250,419
Series D
5.50%, 08/01/18		500	511,810
5.50%, 08/01/18	(NPFGC-IBC)	100	102,362
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A
5.00%, 06/01/18		230	233,397
Massachusetts Bay Transportation Authority RB
Series A
4.00%, 07/01/18		350	354,469
5.00%, 07/01/24	(PR 07/01/18)	100	101,773
5.25%, 07/01/18		285	290,386
Series B
5.00%, 07/01/18		270	274,774
5.25%, 07/01/18		105	106,985
Series C
5.00%, 07/01/31	(PR 07/01/18)	500	508,740
5.50%, 07/01/18		100	102,013
Series D
5.00%, 07/01/18		120	122,122
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/18		140	142,930
Series 12B
5.00%, 08/01/18		195	199,081

Security		Principal (000s)	Value
Series 15A
5.00%, 08/01/18		$845	$862,686
Massachusetts School Building Authority RB
Series B
5.00%, 08/15/18		350	357,616
Series C
2.00%, 08/15/18	(ETM)	185	185,622
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/18		200	204,114
5.00%, 08/01/23	(PR 08/01/18)	920	938,713
Series C
5.00%, 08/01/18		895	913,410

			9,421,315
MICHIGAN — 0.61%
Michigan Finance Authority RB
Series A
5.00%, 07/01/18		1,045	1,063,528
Michigan State University RB
Series A
5.00%, 08/15/18		65	66,410
Series C
5.00%, 08/15/18		170	173,689

			1,303,627
MINNESOTA — 2.23%
Metropolitan Council GO
Series D
5.00%, 09/01/18		25	25,586
State of Minnesota 911 Services Revenue RB
4.00%, 06/01/18	(ETM) (AGC)	155	156,624
State of Minnesota GO
5.00%, 08/01/18		295	301,000
Series A
5.00%, 06/01/18		200	202,912
5.00%, 08/01/18		935	954,018
Series B
4.00%, 08/01/18		100	101,461
5.00%, 08/01/18		1,225	1,249,917
Series D
5.00%, 08/01/18		900	918,306
Series F
4.00%, 08/01/18		365	370,333
University of Minnesota RB
5.00%, 08/01/18		470	479,696

			4,759,853
MISSISSIPPI — 0.01%
Mississippi State University Educational Building Corp. RB
Series A
4.00%, 08/01/18		25	25,371

			25,371

140

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
MISSOURI — 0.10%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/18		$75	$76,352
Series A
5.00%, 07/01/18		125	127,254

			203,606
MONTANA — 0.07%
Montana Department of Transportation RB
5.00%, 06/01/18		150	152,097

			152,097
NEBRASKA — 0.05%
Douglas County School District No. 17/NE GO
4.00%, 06/15/18		100	101,157

			101,157
NEVADA — 2.82%
Clark County School District GOL
Series A
5.00%, 06/15/18		1,360	1,381,623
Series D
5.00%, 06/15/18		750	761,925
Clark County Water Reclamation District GOL
5.25%, 07/01/19	(PR 07/01/18)	290	295,496
County of Clark Department of Aviation RB
Series A
5.25%, 07/01/18		135	137,565
Series B
5.00%, 07/01/18		670	681,745
Series D
3.60%, 07/01/18		220	222,420
5.00%, 07/01/18		280	285,006
County of Clark NV GOL
5.00%, 06/01/18		275	279,073
County of Clark NV RB
4.00%, 07/01/18		350	354,330
Series B
4.00%, 07/01/18		75	75,939
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/18		100	101,456
Series C
5.00%, 06/01/18		165	167,402
Nevada System of Higher Education RB
Series B
5.00%, 07/01/18		520	529,142
State of Nevada GOL
5.00%, 06/01/18		25	25,366
5.00%, 08/01/18		190	193,853
Series C
5.00%, 06/01/18		360	365,275

Security		Principal (000s)	Value
State of Nevada Highway Improvement Revenue RB
4.25%, 12/01/20	(PR 06/01/18)	$100	$101,150
Washoe County School District/NV GOL
Series F
5.00%, 06/01/18		50	50,726

			6,009,492
NEW HAMPSHIRE — 0.65%
New Hampshire Municipal Bond Bank RB
Series C
5.50%, 08/15/18		165	169,105
New Hampshire State Turnpike System RB
Series C
5.00%, 08/01/18		200	203,986
State of New Hampshire GO
Series A
5.00%, 07/01/18		160	162,821
Series B
4.00%, 06/01/18		300	303,183
5.00%, 06/01/18		100	101,469
State of New Hampshire RB
5.00%, 09/01/18		445	454,843

			1,395,407
NEW JERSEY — 1.72%
County of Essex NJ GO
Series A
5.00%, 08/01/18		125	127,579
County of Middlesex NJ GO
Series A
3.00%, 06/01/18		100	100,657
New Jersey Building Authority RB
Series A
5.00%, 06/15/18		135	136,804
5.00%, 06/15/18	(ETM)	15	15,236
New Jersey Economic Development Authority RB
5.00%, 06/15/18		250	253,834
5.00%, 09/01/18		200	203,876
5.00%, 09/01/18	(ETM)	315	322,305
Series A
0.00%, 07/01/18	(ETM) (NPFGC)[a]	55	54,598
Series PP
5.00%, 06/15/18		75	76,002
5.00%, 06/15/18	(ETM)	25	25,399
New Jersey Educational Facilities Authority RB
5.00%, 06/01/18	(SAP)	260	263,172
Series J
5.00%, 07/01/18		50	50,904
Series K
4.25%, 07/01/18		260	263,741
New Jersey Environmental Infrastructure Trust RB
Series A
4.00%, 09/01/18	(GTD)	300	305,190
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18		400	405,344

141

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
5.75%, 06/15/18		$50	$50,835
Series AA
4.00%, 06/15/18		65	65,578
Series B
5.00%, 06/15/18		75	76,002
State of New Jersey GO
5.00%, 06/01/18		170	172,441
Series H
5.25%, 07/01/18		175	178,229
Series K
5.13%, 07/15/18		50	50,962
Series L
5.25%, 07/15/18	(AMBAC)	50	50,994
Series M
5.50%, 07/15/18	(AMBAC)	360	367,639
Series Q
5.00%, 08/15/18		50	51,069

			3,668,390
NEW MEXICO — 1.25%
Albuquerque Municipal School District No. 12 GO
Series A
3.00%, 08/01/18	(SAW)	100	100,894
City of Albuquerque NM GO
Series A
4.00%, 07/01/18		50	50,636
City of Santa Fe NM RB
Series A
4.00%, 06/01/18		60	60,637
5.00%, 06/01/18		125	126,836
County of Santa Fe NM GO
4.00%, 07/01/18		100	101,277
Series A
3.00%, 07/01/18		75	75,590
New Mexico Finance Authority RB
5.00%, 06/15/18		300	304,824
Series A
4.00%, 06/01/18		60	60,637
Series E
4.00%, 06/01/18		280	282,971
Santa Fe Public School District GO
4.00%, 08/01/18	(SAW)	150	152,191
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/18		1,145	1,165,128
Series B
5.00%, 07/01/18		190	193,312

			2,674,933
NEW YORK — 7.44%
City of New York NY GO
Series 1
4.00%, 08/01/18		100	101,478
5.00%, 08/01/18		445	454,131

Security		Principal (000s)	Value
Series A
3.00%, 08/01/18		$125	$126,131
5.00%, 08/01/18		615	627,620
Series A-1
3.00%, 08/01/18		100	100,905
Series B
4.00%, 08/01/18		390	395,764
5.00%, 08/01/18		1,310	1,336,881
Series C
4.00%, 08/01/18		505	512,464
5.00%, 08/01/18		875	892,955
5.25%, 08/01/18		70	71,537
Series D
5.00%, 08/01/18		45	45,923
Series E
0.00%, 08/01/18[a]		50	49,576
4.00%, 08/01/18		380	385,616
5.00%, 08/01/18		725	739,877
Series F
5.00%, 08/01/18		70	71,436
Series G
5.00%, 08/01/18		665	678,646
Series I
5.00%, 08/01/18		805	821,519
Series I-1
5.00%, 08/01/18		550	561,286
Series J
5.00%, 08/01/18		50	51,026
Series J-1
4.00%, 08/01/18		100	101,478
Series K
5.00%, 08/01/18		250	255,130
County of Onondaga NY GO
Series A
5.00%, 06/15/18		125	127,010
County of Orange NY GO
Series A
5.00%, 07/15/18		25	25,485
County of Westchester NY GO
Series B
5.00%, 07/01/18		100	101,838
County of Westchester NY GOL
Series B
4.00%, 07/01/18		20	20,269
Metropolitan Transportation Authority RB
Series A
5.75%, 07/01/18	(SAP)	150	153,151
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
3.00%, 07/15/18	(SAW)	100	100,826
5.00%, 07/15/18	(SAW)	755	769,224
Series S-2
4.90%, 07/15/18	(SAW)	25	25,458
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/18		670	683,668
Series A-3
5.00%, 08/01/18	(ETM)	145	147,975
New York City Water & Sewer System RB
Series AA
5.00%, 06/15/18	(ETM)	60	60,965

142

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Series BB
4.00%, 06/15/18		$100	$101,170
Series C
5.25%, 06/15/18	(ETM)	115	116,978
Series D
0.00%, 06/15/18[a]		60	59,619
Series FF
5.00%, 06/15/18		215	218,477
Series FF-1
3.25%, 06/15/18		100	100,835
4.00%, 06/15/18		100	101,170
5.00%, 06/15/18		150	152,425
New York City Water & Sewer System RB BAB
Series EE
5.00%, 06/15/18	(ETM)	100	101,608
New York State Dormitory Authority RB
5.00%, 07/01/18		320	325,914
Series A
4.00%, 07/01/18		515	521,533
4.00%, 07/01/18	(ETM)	150	151,870
4.50%, 07/01/18		100	101,522
5.00%, 07/01/18		630	641,087
5.50%, 07/01/18	(NPFGC)	140	142,930
Series D
5.00%, 06/15/18		220	223,549
5.00%, 06/15/18	(ETM)	250	253,965
Series E
5.00%, 08/15/18		125	127,744
New York State Environmental Facilities Corp. RB
5.00%, 06/15/18		470	477,708
Series A
5.00%, 06/15/18		410	416,724
Series B
5.00%, 06/15/18		355	360,822
5.00%, 08/15/18		90	92,009
Port Authority of New York & New Jersey RB
5.00%, 07/15/18		355	361,802
5.00%, 09/01/18		100	102,352

			15,851,061
NORTH CAROLINA — 2.74%
Cape Fear Public Utility Authority RB
5.00%, 08/01/18	(ETM)	115	117,306
City of Charlotte NC Airport Revenue RB
Series A
5.00%, 07/01/18		25	25,440
City of Charlotte NC GO
Series A
5.00%, 07/01/18		105	106,867
Series C
5.00%, 06/01/18		575	583,516
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/18		285	290,067
Series B
5.00%, 07/01/18		160	162,845

Security	Principal (000s)	Value
City of Durham NC GO
4.00%, 09/01/18	$390	$396,646
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/18	110	111,737
County of Buncombe NC RB
5.00%, 06/01/18	100	101,477
Series A
5.00%, 06/01/18	300	304,431
County of Forsyth NC GO
5.00%, 07/01/18	205	208,645
Series E
4.00%, 07/01/18	250	253,217
County of Guilford NC GO
Series A
5.00%, 08/01/18	190	193,954
Series D
4.00%, 08/01/18	200	203,016
County of Mecklenburg NC GO
Series A
3.00%, 08/01/18	175	176,615
4.00%, 08/01/18	100	101,496
5.00%, 08/01/18	25	25,517
County of Wake NC GO
5.00%, 09/01/18	200	204,718
State of North Carolina GO
Series A
5.00%, 06/01/18	200	202,962
Series B
5.00%, 06/01/18	1,600	1,623,696
Series D
3.00%, 06/01/18	350	352,327
Town of Cary NC GO
Series A
5.00%, 06/01/18	100	101,481

		5,847,976
OHIO — 2.42%
City of Columbus OH GO
Series 1
5.00%, 07/01/18	950	966,891
Series A
3.00%, 08/15/18	155	156,525
4.00%, 06/01/18	300	303,219
5.00%, 07/01/18	100	101,778
5.00%, 08/15/18	150	153,311
Miami University/Oxford OH RB
5.00%, 09/01/18	165	168,892
Ohio State University (The) RB
Series A
5.00%, 06/01/18	50	50,739
Ohio State Water Development Authority RB
Series B
5.00%, 06/01/18	100	101,481
Ohio Water Development Authority RB
4.00%, 06/01/18	100	101,073
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A
5.00%, 06/01/18	100	101,481
Series B

143

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
5.00%, 06/01/18		$140	$142,073
State of Ohio Department of Administration COP
5.00%, 09/01/18		350	357,927
Series S
4.00%, 09/01/18		225	228,622
State of Ohio GO
Series A
3.00%, 08/01/18		100	100,899
4.00%, 08/01/18		400	405,892
4.50%, 08/01/18		275	279,837
4.63%, 09/01/18		560	571,682
Series B
5.00%, 08/01/18		150	153,069
5.00%, 09/01/18		145	148,381
Series C
3.00%, 08/01/18		50	50,450
4.00%, 08/01/18		315	319,640
State of Ohio RB
Series 2008-1
5.25%, 06/15/18		50	50,865
5.75%, 06/15/18		135	137,637

			5,152,364
OKLAHOMA — 0.69%
County of Oklahoma OK GOL
Series A
3.75%, 08/01/18		50	50,671
Grand River Dam Authority RB
Series A
3.00%, 06/01/18		100	100,599
5.00%, 06/01/18	(ETM) (BHAC)	200	202,954
Oklahoma Capital Improvement Authority RB
Series A
4.00%, 07/01/18		220	222,765
5.00%, 07/01/18		415	422,254
Series B
5.00%, 07/01/18		165	167,884
Series C
4.00%, 07/01/18		200	202,514
Oklahoma Department of Transportation RB
5.00%, 09/01/18		25	25,555
State of Oklahoma GO
Series A
5.00%, 07/15/18		75	76,425

			1,471,621
OREGON — 1.79%
City of Eugene OR Electric Utility System Revenue RB
5.00%, 08/01/18	(ETM)	200	204,068
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/18	(ETM)	2,440	2,479,455
5.00%, 08/01/18		265	270,374

Security		Principal (000s)	Value
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/18	(AGM, GTD)	$50	$50,793
County of Multnomah OR GOL
3.00%, 08/01/18		160	161,485
Portland Community College District GO
5.00%, 06/15/18		100	101,608
State of Oregon GO
Series A
4.00%, 08/01/18		430	436,355
Washington Clackamas & Yamhill Counties School District No. 88J GO
5.25%, 06/15/18	(AGM, GTD)	100	101,697

			3,805,835
PENNSYLVANIA — 2.64%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/18		100	101,604
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/18		375	380,336
5.00%, 06/15/18	(ETM)	50	50,809
5.00%, 07/01/18		475	483,113
Second Series
5.00%, 07/01/18		250	254,270
Series A
5.00%, 07/15/18		150	152,761
Third Series
5.38%, 07/01/18	(AGM)	640	652,109
County of Bucks PA GO
5.00%, 06/01/18		120	121,777
County of Erie PA GO
Series C
3.00%, 09/01/18		100	101,035
Delaware County Authority RB
4.00%, 08/01/18		100	101,391
Delaware River Joint Toll Bridge Commission RB
Series A
5.50%, 07/01/18	(NPFGC)	75	76,461
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/18		2,120	2,157,058
Pennsylvania Higher Educational Facilities Authority RB
Series AN
5.00%, 06/15/18		100	101,572
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/18		495	503,004
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/18	(AGC)	50	50,691
5.25%, 07/15/18	(AGM)	75	76,505
Series C
5.38%, 06/01/18	(AGC)	150	152,302
Southeastern Pennsylvania Transportation Authority RB
5.00%, 06/01/18		100	101,369

			5,618,167

144

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2017

Security	Principal (000s)	Value
RHODE ISLAND — 0.06%
Rhode Island Health & Educational Building Corp. RB
4.00%, 09/01/18	$125	$127,055

127,055
SOUTH CAROLINA — 0.37%
South Carolina State Ports Authority RB
5.00%, 07/01/18	100	101,723
State of South Carolina GO
Series A
5.00%, 06/01/18	170	172,518
5.00%, 08/01/18	(SAW)	500	510,375

784,616
SOUTH DAKOTA — 0.05%
South Dakota Conservancy District RB
Series B
4.00%, 08/01/18	75	76,100
4.00%, 08/01/18	(ETM)	25	25,358

101,458
TENNESSEE — 0.91%
Metropolitan Government of Nashville & Davidson County TN GO
4.50%, 07/01/18	250	253,843
5.00%, 07/01/18	640	651,411
Series D
4.00%, 07/01/18	255	258,292
5.00%, 07/01/18	105	106,872
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/18	175	178,007
State of Tennessee GO
Series A
4.00%, 09/01/18	125	127,105
5.00%, 08/01/18	195	199,001
Series B
4.00%, 08/01/18	165	167,439

1,941,970
TEXAS — 6.02%
Austin Community College District GOL
5.00%, 08/01/18	195	198,955
Austin Independent School District GO
Series B
5.00%, 08/01/18	120	122,483
City of Arlington TX GOL
Series A
4.00%, 08/15/18	100	101,565
City of Austin TX GOL
4.00%, 09/01/18	160	162,662
5.00%, 09/01/18	150	153,478

Security		Principal (000s)	Value
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/18		$50	$50,913
City of Houston TX Airport System Revenue RB
Series A
5.00%, 07/01/18		85	86,494
City of Plano TX GOL
Series 2011
4.00%, 09/01/18		150	152,556
City of San Antonio TX GOL
4.50%, 08/01/18		70	71,247
5.00%, 08/01/18		100	102,069
College Station Independent School District GO
4.00%, 08/15/18	(PSF)	50	50,780
Coppell Independent School District GO
Series B
0.00%, 08/15/18[a]		145	143,662
County of Bexar TX GOL
Series A
5.00%, 06/15/18		150	152,419
County of Harris TX GO
Series C
5.25%, 08/15/18	(AGM)	150	153,550
County of Harris TX RB
Series C
5.00%, 08/15/18		180	183,906
County of Tarrant TX GOL
5.00%, 07/15/18		85	86,629
Dallas Independent School District GO
5.00%, 08/15/18	(PSF)	100	102,170
Dallas Independent School District GOL
1.50%, 02/15/34	(MT 08/15/18)	150	149,762
DeSoto Independent School District GO
4.00%, 08/15/18	(PSF)	140	142,183
El Paso Independent School District GO
4.00%, 08/15/18	(PSF)	150	152,339
Fort Bend Independent School District GO
5.00%, 08/15/18	(PSF)	285	291,184
Frisco Independent School District GO
Series B
5.00%, 08/15/18	(PSF)	100	102,170
Grapevine-Colleyville Independent School District GO
Series B
5.00%, 08/15/18		150	153,358
Hays Consolidated Independent School District GO
5.00%, 08/15/18	(PSF)	120	122,604
Keller Independent School District/TX GO
4.00%, 08/15/18	(PSF)	275	279,287
Series A
0.00%, 08/15/18	(PSF)[a]	25	24,777
Klein Independent School District GO
Series A
5.00%, 08/01/18	(PSF)	395	403,034
Laredo Community College District GOL
5.00%, 08/01/18		100	102,040
Leander Independent School District GO
5.25%, 08/15/18	(PSF)	100	102,323
Series 2010
0.00%, 08/15/18	(PSF)[a]	300	297,321
Series B
0.00%, 08/15/18[a]		170	168,431

145

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Lewisville Independent School District GO
5.00%, 08/15/18		$100	$102,201
Series A
4.00%, 08/15/18	(PSF)	335	340,223
Series B
4.00%, 08/15/18		225	228,577
Lone Star College System GOL
Series A
5.00%, 08/15/18		190	194,207
Mesquite Independent School District GO
Series A
5.00%, 08/15/18	(PSF)	50	51,085
North East Independent School District/TX GO
Series A
5.00%, 08/01/18	(PSF)	400	408,136
North Texas Municipal Water District RB
4.00%, 06/01/18		225	227,414
5.00%, 06/01/18		275	279,014
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/18		575	584,913
Northside Independent School District GO
4.00%, 08/15/18	(PSF)	60	60,875
Permanent University Fund - Texas A&M University System RB
5.00%, 07/01/18		150	152,622
Permanent University Fund - University of Texas System RB
Series A
5.00%, 07/01/18		150	152,667
Pleasanton Independent School District GO
5.00%, 08/15/18		130	132,821
Round Rock Independent School District GO
4.50%, 08/01/18		300	305,241
5.00%, 08/01/18		90	91,866
South San Antonio Independent School District/TX GO
4.25%, 08/15/18	(PSF)	225	228,850
Spring Independent School District GO
3.50%, 08/15/18	(PSF)	100	101,253
State of Texas GO
4.00%, 08/01/18		145	147,178
Series B
3.00%, 08/01/18		150	151,392
5.00%, 08/01/18		120	122,490
Series B-1
5.00%, 08/01/18		55	56,141
Series C
4.00%, 08/01/18		215	218,229
5.00%, 08/01/18		205	209,254
Series C-1
5.00%, 08/01/18		100	102,075
Series F
5.00%, 08/01/18		75	76,556
State of Texas RB
4.00%, 08/30/18		500	508,250
Tarrant Regional Water District RB
6.00%, 09/01/18		190	195,778
Texas Tech University RB
Series A
5.00%, 08/15/18		200	204,290

Security		Principal (000s)	Value
Texas Water Development Board RB
Subseries A-1
4.00%, 07/15/18		$260	$263,411
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/18		260	265,364
United Independent School District/TX GO
5.00%, 08/15/18	(PSF)	100	102,170
University of Texas System (The) RB
Series A
5.00%, 08/15/18		655	669,128
Series B
4.00%, 08/15/18		535	543,271
5.25%, 08/15/18		280	286,468
Series C
5.00%, 08/15/18		370	377,981
Series E
3.00%, 08/15/18		120	121,122

			12,828,864
UTAH — 2.08%
County of Salt Lake UT RB
Series A
5.00%, 08/15/18		700	715,407
Granite School District Board of Education GO
5.00%, 06/01/18	(GTD)	65	65,911
Intermountain Power Agency RB
Series A
4.00%, 07/01/18		310	313,897
5.00%, 07/01/18		440	447,691
State of Utah GO
Series A
4.00%, 07/01/23	(PR 07/01/18)	55	55,664
5.00%, 07/01/20	(PR 07/01/18)	300	305,094
5.00%, 01/01/24	(PR 07/01/18)	150	152,547
Series C
3.00%, 07/01/18		60	60,474
5.00%, 07/01/18		1,360	1,384,113
University of Utah (The) RB
Series A-1
4.00%, 08/01/18		450	456,759
Utah Transit Authority RB
Series A
5.00%, 06/15/18	(ETM) (AGM)	205	208,315
5.00%, 06/15/25	(PR 06/15/18)	270	274,366

			4,440,238
VERMONT — 0.18%
State of Vermont GO
Series B
5.00%, 08/15/18		250	255,517
Series D
4.00%, 08/15/18		130	132,075

			387,592

146

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
VIRGINIA — 4.32%
City of Alexandria VA GO
5.00%, 06/15/18	(SAW)	$100	$101,617
5.00%, 07/15/18		5	5,096
City of Chesapeake VA GO
Series A
5.00%, 08/01/18		660	673,576
City of Newport News VA GO
Series A
5.00%, 07/15/18		100	101,906
Series B
5.00%, 07/01/18		55	55,972
Series C
5.00%, 09/01/18	(SAW)	100	102,345
City of Richmond VA GO
Series B
5.00%, 07/15/18		150	152,850
City of Virginia Beach VA GO
Series B
5.00%, 07/15/18		245	249,682
Commonwealth of Virginia GO
Series B
4.00%, 06/01/18	(SAW)	250	252,672
5.00%, 06/01/18		300	304,431
County of Arlington VA GO
4.00%, 08/15/18		245	248,896
Series B
4.00%, 08/15/18		100	101,590
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/18		125	127,395
County of Henrico VA GO
4.00%, 07/15/18		125	126,728
Series A
5.00%, 08/01/18		100	102,063
County of Loudoun VA GO
Series A
5.00%, 07/01/18		200	203,546
University of Virginia RB
5.00%, 09/01/18		125	127,940
Virginia Beach Development Authority RB
Series B
5.00%, 08/01/18		135	137,770
Virginia College Building Authority RB
4.00%, 09/01/18		100	101,670
5.00%, 09/01/18	(SAW)	400	409,300
5.00%, 09/01/21	(PR 09/01/18)	1,050	1,073,289
Series A
5.00%, 09/01/18		250	255,812
Series B
5.00%, 09/01/18		650	665,112
Virginia Public Building Authority RB
Series B
4.13%, 08/01/18		100	101,550
5.00%, 08/01/18		100	102,052
5.00%, 08/01/18	(SAP)	230	234,720

Security		Principal (000s)	Value
Series B-1
5.00%, 08/01/18		$100	$102,052
Series C
5.00%, 08/01/18		1,000	1,020,520
Virginia Public School Authority RB
5.00%, 07/15/18	(SAW)	75	76,442
5.00%, 08/01/18		100	102,034
5.00%, 08/01/18	(SAW)	335	341,814
Series B
5.00%, 08/01/18		105	107,136
5.00%, 08/01/18	(SAW)	400	408,136
Series C
4.00%, 08/01/18	(SAW)	285	289,164
5.00%, 08/01/18	(SAW)	625	637,712

			9,204,590
WASHINGTON — 7.21%
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/18		750	767,542
Series A
5.00%, 06/01/18		195	197,865
City of Seattle WA Water System Revenue RB
Series B
4.00%, 08/01/18		290	294,356
Clark County School District No. 114 Evergreen GO
4.00%, 06/01/18	(GTD)	250	252,600
County of King WA GOL
5.00%, 06/01/18		275	279,073
County of Pierce WA RB
5.00%, 08/01/18		125	127,550
Energy Northwest RB
4.00%, 07/01/18		250	253,168
5.00%, 07/01/18		405	412,120
Series A
5.00%, 07/01/18		3,875	3,943,123
5.25%, 07/01/18		860	876,168
Series C
5.00%, 07/01/18		100	101,758
Port of Seattle WA
Series A
4.00%, 08/01/18		65	65,957
Port of Seattle WA GOL
5.00%, 06/01/18		300	304,533
Port of Seattle WA RB
5.00%, 06/01/18		260	263,809
Series A
5.00%, 08/01/18		70	71,432
State of Washington COP
Series A
5.00%, 07/01/18		125	127,216
Series F
4.00%, 07/01/18		195	197,500
State of Washington GO
5.00%, 07/01/18		205	208,614
Series 2010A
5.00%, 08/01/18		115	117,360
Series 2010C
5.00%, 08/01/18		170	173,488

147

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Series 2013A
5.00%, 08/01/18		$515	$525,568
Series A
5.00%, 07/01/18		250	254,408
5.00%, 08/01/18		1,040	1,061,341
5.00%, 07/01/20	(PR 07/01/18)	1,400	1,424,822
Series B
5.00%, 07/01/18		350	356,171
5.00%, 08/01/18		270	275,540
Series B-2
5.00%, 08/01/18		145	147,975
Series C
5.00%, 06/01/18		100	101,486
5.50%, 07/01/18		280	285,622
Series D
5.00%, 07/01/18		300	305,289
Series R-2011C
5.00%, 07/01/18		240	244,231
Series R-2012A
5.00%, 07/01/18		70	71,234
Series R-2013C
5.00%, 07/01/18		500	508,915
Series R-2015
5.00%, 07/01/18		100	101,763
Series R-2015-C
4.00%, 07/01/18		85	86,097
State of Washington RB
Series C
5.00%, 09/01/18		505	516,504
University of Washington RB
Series C
5.00%, 07/01/18		65	66,149

			15,368,347
WEST VIRGINIA — 0.09%
State of West Virginia GO
Series A
5.00%, 06/01/18		200	202,904

			202,904
WISCONSIN — 1.75%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/18	(ETM)	150	152,154
Series 2
5.00%, 06/01/18	(ETM)	480	487,008
Series 5
5.00%, 06/01/18	(ETM)	100	101,436
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A
5.00%, 06/01/18		300	304,443
State of Wisconsin RB
Series 1
4.00%, 07/01/18		865	876,046

Security		Principal or Shares (000s)	Value
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/18		$1,015	$1,032,793
Series 2
4.00%, 07/01/18		250	253,155
WPPI Energy RB
Series A
5.00%, 07/01/18	(AGM)	505	513,600

			3,720,635

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $210,959,156)			210,468,373

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Liquidity Funds: MuniCash
1.28%[b,c]		400	399,745

			399,745

TOTAL SHORT-TERM INVESTMENTS (Cost: $399,801)			399,745

TOTAL INVESTMENTS IN SECURITIES — 98.94% (Cost: $211,358,957)			210,868,118
Other Assets, Less Liabilities — 1.06%			2,255,232

NET ASSETS — 100.00%			$213,123,350

BAB  —  Build America Bond

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

TA  —  Tax Allocation

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. - Financial Guaranty Insurance Co.

NPFGC  —  IBC  —  National Public Finance Guarantee Corp. - Insured Bond Certificates

[a]	Zero-coupon bond.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

148

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 12/31/17 (000s)	Value at 12/31/17	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds: MuniCash
	511	—	(111)[a]	400	$399,745	$2,289	$114	$(111)

[a]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal bonds & notes	$—	$210,468,373	$—	$210,468,373
Money Market Funds	399,745	—	—	399,745

Total	$399,745	$210,468,373	$—	$210,868,118

149

Schedule of Investments (Unaudited)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.82%

ALABAMA — 0.77%
Alabama Drinking Water Finance Authority RB
Series A
3.00%, 08/15/19		$235	$240,226
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19		545	574,414
Alabama Public School & College Authority RB
Series C
5.00%, 09/01/19		195	205,723
City of Huntsville AL GO
Series A
5.00%, 09/01/19		185	195,266
State of Alabama GO
Series A
4.00%, 06/01/19		175	180,885
5.00%, 08/01/19		125	131,594
Series C
5.00%, 06/01/19		105	109,991
Series D
4.25%, 06/01/19	(ETM)	75	77,580
University of Alabama (The) RB
Series A
5.00%, 07/01/19		45	47,250

			1,762,929
ALASKA — 0.23%
Alaska Municipal Bond Bank Authority RB
Series 3
4.00%, 09/01/19		100	103,549
Borough of North Slope AK GO
Series A
4.00%, 06/30/19		115	118,827
5.00%, 06/30/19		10	10,480
Municipality of Anchorage AK GO Series B
5.00%, 09/01/19	(NPFGC)	20	21,086
State of Alaska GO
Series A
4.00%, 08/01/19		250	258,872
Series B
5.00%, 08/01/19		20	21,020

			533,834
ARIZONA — 4.36%
Arizona Board of Regents COP
Series A
5.00%, 06/01/19		110	115,117
Series B
5.00%, 06/01/19		150	156,978
Series C
5.00%, 06/01/19		105	109,885

Security	Principal (000s)	Value
Arizona Department of Transportation State Highway Fund Revenue RB
Series A
5.00%, 07/01/19	$140	$147,001
Arizona School Facilities Board COP
Series A
5.00%, 09/01/19	200	210,862
Series A-3
5.00%, 09/01/19	(AGM)	150	158,146
Arizona State University RB
Series A
5.00%, 07/01/19	50	52,493
Arizona Transportation Board RB
4.25%, 07/01/19	75	77,935
5.00%, 07/01/19	830	871,633
Series A
5.00%, 07/01/19	240	252,002
City of Chandler AZ RB
5.00%, 07/01/19	600	630,462
City of Flagstaff AZ GOL
Series B
4.00%, 07/01/19	55	56,992
City of Phoenix AZ GO
3.00%, 07/01/19	175	178,787
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/19	50	51,015
4.00%, 07/01/19	130	134,550
5.00%, 07/01/19	980	1,028,675
Series A
4.00%, 07/01/19	495	511,998
5.00%, 07/01/19	995	1,043,663
Series B
3.50%, 07/01/19	75	77,074
City of Scottsdale AZ GOL
3.00%, 07/01/19	100	102,179
City of Tempe AZ GOL
Series B
4.00%, 07/01/19	135	139,909
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/19	40	42,012
County of Pima AZ RB
4.00%, 07/01/19	25	25,890
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/19	(AGM)	340	357,262
Series B
5.00%, 07/01/19	290	304,723
Maricopa County Community College District GO
Series C
5.00%, 07/01/19	260	273,278
Series D
4.00%, 07/01/19	625	647,725
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/19	(AGM)	130	136,999
Series E
5.00%, 07/01/19	480	504,442
Maricopa County High School District No. 210-Phoenix GOL
3.00%, 07/01/19	75	76,556

150

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Maricopa County Unified School District No. 4 Mesa GOL
4.00%, 07/01/19		$115	$119,077
Maricopa County Unified School District No. 69 Paradise Valley GO
Series D
3.50%, 07/01/19		70	71,967
Maricopa County Unified School District No. 80 Chandler GOL
4.00%, 07/01/19		105	108,691
Pima County Regional Transportation Authority RB
5.00%, 06/01/19		100	104,839
5.00%, 06/01/19	(ETM)	150	157,151
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/19		285	299,555
Scottsdale Preserve Authority RB
5.00%, 07/01/19		305	320,531
State of Arizona COP
4.00%, 09/01/19		100	103,783
State of Arizona Lottery Revenue RB
Series A
5.00%, 07/01/19	(AGM)	55	57,692
University of Arizona RB
5.00%, 08/01/19		115	121,103
Series B
5.00%, 06/01/19		85	89,015

			10,029,647
CALIFORNIA — 14.63%
91 Express Lanes Toll Road RB
5.00%, 08/15/19		270	284,899
Anaheim Public Financing Authority RB
0.00%, 09/01/19	(AGM)[a]	50	48,510
Benicia Unified School District GO
4.00%, 08/01/19		65	67,482
Berkeley Unified School District/CA GO
5.00%, 08/01/19		90	94,864
California Educational Facilities Authority RB
5.25%, 09/01/19	(AMBAC)	25	26,536
California State Public Works Board RB
Series A
5.00%, 06/01/19		25	26,213
5.00%, 09/01/19		445	470,147
Series D
5.00%, 09/01/19		125	132,064
Series F
4.00%, 09/01/19		25	26,005
5.00%, 09/01/19		185	195,454
Series G
5.00%, 09/01/19		255	269,410
Chaffey Community College District GO
Series A
5.00%, 06/01/19		195	204,633
City & County of San Francisco CA GO
4.00%, 06/15/19		150	155,511
Series A
5.00%, 06/15/19		115	120,870
City of Los Angeles CA GO
Series A
4.00%, 09/01/19	(ETM)	90	93,570
5.00%, 09/01/19		360	381,017

Security		Principal (000s)	Value
Series B
5.00%, 09/01/19		$240	$254,011
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19		680	713,687
5.25%, 06/01/19		170	179,037
City of Santa Clara CA Electric Revenue RB
Series A
5.00%, 07/01/19		50	52,501
City of Santa Rosa CA Wastewater Revenue RB
Series B
0.00%, 09/01/19	(AMBAC)[a]	60	58,288
Clovis Unified School District GO
Series A
0.00%, 08/01/19	(ETM) (NPFGC)[a]	150	146,253
Coast Community College District GO
Series A
5.00%, 08/01/19		415	437,759
Contra Costa County Public Financing Authority RB
Series B
5.00%, 06/01/19		75	78,694
County of Orange CA Airport Revenue RB
Series B
5.00%, 07/01/19		170	178,423
County of Santa Clara CA GO
Series B
5.00%, 08/01/19		125	131,896
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/19		55	57,701
Series B
4.00%, 06/01/19		20	20,704
5.00%, 06/01/19		65	68,192
East Bay Regional Park District GO
Series A
3.00%, 09/01/19		35	35,922
El Camino Community College District GO
5.00%, 08/01/19		365	385,017
Foothill-De Anza Community College District GO
5.25%, 08/01/19	(NPFGC)	65	68,817
Fremont Union High School District GO
5.00%, 08/01/19		200	210,776
Glendale Unified School District/CA GO
5.00%, 09/01/19		65	68,695
Huntington Beach City School District GO
Series A
4.00%, 08/01/19		250	259,667
Long Beach Unified School District GO
Series A
4.00%, 08/01/19		85	88,287
5.00%, 08/01/19		20	21,084
Los Altos Elementary School District GO
5.00%, 08/01/19		25	26,355
Los Angeles Community College District/CA GO
Series C
5.00%, 08/01/19		400	421,356

151

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2017

Security	Principal (000s)	Value
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/19	$210	$220,949
Series A
5.00%, 06/01/19	75	78,705
5.00%, 07/01/19	640	673,370
Series B
5.00%, 07/01/19	310	326,164
Series D
5.00%, 07/01/19	270	284,078
Los Angeles Department of Water & Power System Revenue RB
Series A
4.00%, 07/01/19	180	186,572
5.00%, 07/01/19	355	373,186
Series B
5.00%, 07/01/19	85	89,355
Los Angeles Department of Water RB
Series A
5.00%, 07/01/19	195	205,078
Series B
5.00%, 07/01/19	370	389,121
Los Angeles Unified School District/CA GO
Series A
3.00%, 07/01/19	165	168,717
5.00%, 07/01/19	1,135	1,194,009
Series C
5.00%, 07/01/19	350	368,196
Series D
5.00%, 07/01/19	160	168,318
Series F
5.00%, 07/01/19	50	52,600
Series I
5.00%, 07/01/19	490	515,475
Series K
4.00%, 07/01/19	175	181,520
Series KRY
5.00%, 07/01/19	90	94,679
Marin Community College District GO
4.00%, 08/01/19	80	83,145
Metropolitan Water District of Southern California RB
3.50%, 07/01/19	100	103,050
Series A
5.00%, 07/01/19	160	168,416
Series B
5.00%, 07/01/19	125	131,575
Series C
5.00%, 07/01/19	190	199,994
Monterey Peninsula Community College District GO
Series A
4.00%, 08/01/19	175	181,879
Mount Diablo Unified School District/CA GO
Series F
5.00%, 08/01/19	150	158,130
Municipal Improvement Corp. of Los Angeles RB
Series C
4.50%, 09/01/19	140	146,791
Newport Mesa Unified School District GO
4.00%, 08/01/19	100	103,867
North Orange County Community College District/CA GO
Series A
4.00%, 08/01/19	100	103,931

Security		Principal (000s)	Value
Northern California Power Agency RB
Series A
5.00%, 07/01/19		$150	$157,373
Norwalk-La Mirada Unified School District GO
Series A
4.00%, 08/01/19		100	103,739
Placentia-Yorba Linda Unified School District GO
5.00%, 08/01/19		50	52,686
Port of Los Angeles RB
Series A
5.00%, 08/01/19		160	168,827
Poway Unified School District GO
5.00%, 08/01/19		250	263,430
Rancho Cucamonga Redevelopment Agency Successor Agency TA
5.00%, 09/01/19		100	105,566
Rancho Santiago Community College District GO
4.00%, 09/01/19		110	114,530
5.25%, 09/01/19	(AGM)	100	106,161
Redding Joint Powers Financing Authority RB
Series A
5.00%, 06/01/19		50	52,470
Riverside County Transportation Commission RB
Series A
5.00%, 06/01/19		140	146,815
Sacramento Municipal Utility District RB
Series X
5.00%, 08/15/19		515	543,418
Series Y
4.00%, 08/15/19		120	124,714
San Diego Community College District GO
5.00%, 08/01/19		270	284,807
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/19		35	36,830
San Diego Public Facilities Financing Authority RB
Series A
5.00%, 09/01/19		150	158,476
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/19		100	105,388
Series B
5.00%, 08/01/19		195	205,507
5.00%, 08/01/19	(ETM)	125	131,775
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/19[a]		220	214,760
0.00%, 07/01/19	(NPFGC)(a)	160	156,189
Series C-2
5.50%, 07/01/19	(AGM)	165	174,667
Series R-3
5.00%, 07/01/19		45	47,305
San Francisco Bay Area Rapid Transit District RB
5.00%, 07/01/19		100	105,168
San Francisco Unified School District GO
Series B
5.00%, 06/15/19		145	152,337

152

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Series E
5.00%, 06/15/19		$70	$73,542
San Gabriel Unified School District GO
Series A
4.00%, 08/01/19		120	124,583
San Jose Financing Authority RB
Series A
5.00%, 06/01/19		45	47,236
San Jose Unified School District GO
4.00%, 08/01/19		50	51,934
5.00%, 08/01/19		25	26,355
San Mateo County Community College District GO
4.00%, 09/01/19		155	161,383
San Mateo County Transit District RB
Series A
5.25%, 06/01/19	(ETM) (NPFGC)	25	26,308
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/19		495	514,142
Santa Clara Unified School District GO
3.00%, 07/01/19		430	439,623
Santa Margarita-Dana Point Authority RB
Series A
5.00%, 08/01/19		75	79,113
Santa Monica Community College District GO
Series C
5.25%, 08/01/19		65	68,817
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/19[a]		205	200,098
Sonoma County Junior College District GO
5.00%, 08/01/19		60	63,271
Southern California Public Power Authority RB
5.00%, 07/01/19		95	99,968
Series A
4.00%, 07/01/19		120	124,507
5.00%, 07/01/19		1,035	1,089,120
State of California GO
3.00%, 09/01/19		460	470,815
5.00%, 08/01/19		685	721,689
5.00%, 09/01/19		3,075	3,247,721
Series A
4.60%, 07/01/19	(ETM)	870	909,707
5.00%, 07/01/19	(ETM)	4,195	4,411,168
5.00%, 07/01/20	(PR 07/01/19)	770	809,678
5.25%, 07/01/21	(PR 07/01/19)	1,140	1,202,939
Series B
5.00%, 09/01/19		975	1,029,766
Tahoe-Truckee Unified School District GO
5.50%, 08/01/19	(NPFGC)	155	164,604
Ventura County Community College District GO
5.00%, 08/01/19		40	42,194
West Valley-Mission Community College District GO
Series B
5.00%, 08/01/19		125	131,855
William S Hart Union High School District GO
Series C
4.00%, 08/01/19		20	20,773
Yosemite Community College District GO
4.00%, 08/01/19		100	103,931

			33,680,955

Security		Principal (000s)	Value
COLORADO — 0.70%
City & County of Denver CO GO
Series A
5.00%, 08/01/19		$110	$115,909
City & County of Denver CO RB
Series A
5.25%, 09/01/19	(ETM) (AGM)	100	106,042
Colorado Water Resources & Power Development Authority RB
Series A
5.00%, 09/01/19		25	26,404
E-470 Public Highway Authority RB
Series A
5.00%, 09/01/19		100	105,161
Regional Transportation District COP
Series A
4.00%, 06/01/19		100	103,235
University of Colorado RB
5.00%, 06/01/19		125	131,012
Series A
5.00%, 06/01/19		705	738,911
Series B
5.00%, 06/01/19		280	293,468

			1,620,142
CONNECTICUT — 1.27%
City of Stamford CT GO
Series B
4.00%, 07/01/19		60	62,191
Connecticut State Health & Educational Facility Authority RB
Series A-1
1.00%, 07/01/42	(MT 07/01/19)	400	396,004
State of Connecticut GO
Series B
4.00%, 06/15/19		120	123,814
5.25%, 06/01/19	(AMBAC)	330	345,929
Series C
5.00%, 06/15/19		390	407,952
5.00%, 07/15/19		130	136,304
Series D
5.00%, 06/15/19		75	78,452
Series E
5.00%, 09/01/19		300	315,633
State of Connecticut RB
Series A
5.00%, 06/01/19		175	183,393
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/19		50	52,397
5.00%, 09/01/19		500	525,130
Series B
5.00%, 08/01/19		160	167,672

153

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
University of Connecticut RB Series A
5.00%, 08/15/19		$125	$131,261

			2,926,132
DELAWARE — 0.58%
County of New Castle DE GO
Series A
5.00%, 07/15/19		25	26,314
Series B
5.00%, 07/15/19		100	105,254
Delaware Transportation Authority RB
5.00%, 07/01/19		50	52,500
5.00%, 09/01/19		180	189,715
Series A
5.00%, 07/01/19		410	430,504
State of Delaware GO
Series A
3.00%, 08/01/19		100	102,282
5.00%, 07/01/19		70	73,586
Series B
5.00%, 07/01/19		315	331,137
5.00%, 07/01/19	(ETM)	30	31,487

			1,342,779
DISTRICT OF COLUMBIA — 0.64%
District of Columbia GO
Series A
5.00%, 06/01/19		850	890,520
Series B
5.25%, 06/01/19	(AGM-CR, AMBAC)	120	126,137
5.25%, 06/01/19	(AMBAC)	100	105,114
Series D
5.00%, 06/01/19		235	246,202
Washington Metropolitan Area Transit Authority RB
Series A
5.00%, 07/01/19		100	104,940

			1,472,913
FLORIDA — 6.28%
Board of Governors State University System of Florida RB
Series A
5.00%, 07/01/19		255	267,870
Brevard County School District COP
Series C
5.00%, 07/01/19		150	157,228
City of Fort Lauderdale FL Water & Sewer Revenue RB
5.00%, 09/01/19		100	105,499
County of Hillsborough FL RB
5.00%, 08/01/19		170	179,105
County of Miami-Dade FL GO
3.50%, 07/01/19		75	77,186
Series A
3.00%, 07/01/19		100	102,029
County of Miami-Dade FL Transit System RB
5.00%, 07/01/19		315	330,706

Security	Principal (000s)	Value
Series A
5.00%, 07/01/19	$250	$262,465
5.00%, 07/01/19	(AGC)	220	230,969
County of Palm Beach FL GO
5.00%, 07/01/19	100	105,123
County of Palm Beach FL RB
5.00%, 06/01/19	515	539,921
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/19	145	152,230
Series B
5.00%, 07/01/19	680	713,905
Florida Water Pollution Control Financing Corp. RB
Series A
5.00%, 07/15/19	175	184,194
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/19	730	766,616
Series B
5.00%, 07/01/19	170	178,527
Hillsborough County School Board COP
Series A
5.00%, 07/01/19	30	31,459
Jacksonville Transportation Authority RB
4.00%, 08/01/19	300	311,409
Lee County School Board (The) COP
Series A
5.00%, 08/01/19	50	52,534
Series B
5.00%, 08/01/19	400	420,268
Leon County School District RB
5.00%, 09/01/19	150	157,969
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/19	120	125,819
5.00%, 07/01/19	(AGM)	75	78,637
Series B
5.00%, 07/01/19	145	152,031
Orange County School Board COP
Series D
5.00%, 08/01/19	290	304,833
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/19	55	57,734
Palm Beach County School District COP
Series A
5.00%, 08/01/19	50	52,534
Series B
5.00%, 08/01/19	495	520,082
Series C
4.00%, 08/01/19	20	20,703
Series D
5.00%, 08/01/19	50	52,534
Pasco County School Board COP
5.00%, 08/01/19	50	52,453
Series A
5.00%, 08/01/19	70	73,434

154

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2017

Security	Principal (000s)	Value
Reedy Creek Improvement District GOL
Series B
4.00%, 06/01/19	$55	$56,865
Sarasota County School Board COP
Series B
3.00%, 07/01/19	185	188,478
School District of Broward County/FL COP
Series A
4.00%, 07/01/19	75	77,513
5.00%, 07/01/19	675	707,528
Seminole County School Board COP
Series A
4.00%, 07/01/19	25	25,838
St. Johns County School Board COP
5.00%, 07/01/19	220	230,602
State of Florida Department of Transportation RB
5.00%, 07/01/19	70	73,533
Series A
5.00%, 07/01/19	100	105,016
State of Florida GO
5.00%, 07/01/19	665	698,662
Series A
5.00%, 06/01/19	650	680,707
Series B
5.00%, 06/01/19	1,020	1,068,185
Series C
5.00%, 06/01/19	880	921,572
Series D
5.50%, 06/01/19	275	289,902
Series F
4.00%, 06/01/19	100	103,334
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/19	410	431,004
Series B
5.00%, 07/01/19	495	520,359
Series C
5.00%, 07/01/19	325	341,650
Series E
5.00%, 07/01/19	235	247,039
Series F
5.00%, 07/01/19	610	641,250
Volusia County School Board COP
5.00%, 08/01/19	150	157,600
Series A
5.00%, 08/01/19	70	73,547

14,458,190
GEORGIA — 2.76%
County of Carroll GA GO
4.00%, 06/01/19	140	144,808
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/19	25	26,097
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/19	720	753,185
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/19	(GTD)	495	521,671

Security		Principal (000s)	Value
Series A
4.00%, 08/01/19	(GTD)	$305	$316,697
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/19		255	267,791
5.00%, 07/01/19	(NPFGC)	355	372,807
Series B
5.00%, 07/01/19		100	105,016
State of Georgia GO
Series A
5.00%, 07/01/19		250	262,767
Series C
5.00%, 07/01/19		1,590	1,671,201
Series E-1
4.50%, 07/01/19		85	88,716
Series E-2
4.00%, 09/01/19		125	130,001
Series I
4.00%, 07/01/19		390	404,180
5.00%, 07/01/19		1,235	1,298,071

			6,363,008
HAWAII — 1.81%
City & County Honolulu HI Wastewater System Revenue RB
Series A
3.50%, 07/01/19		60	61,632
5.00%, 07/01/19		320	335,760
City & County of Honolulu HI GO
Series A
4.00%, 08/01/19		15	15,554
4.00%, 08/01/19	(ETM)	10	10,366
Series B
5.00%, 08/01/19		325	342,040
5.25%, 07/01/19	(AGM)	575	605,780
City & County of Honolulu HI Wastewater System Revenue RB
0.00%, 07/01/19	(NPFGC)[a]	30	29,044
Series A
4.00%, 07/01/19		340	351,900
County of Hawaii HI GO
Series B
4.00%, 09/01/19		125	129,812
County of Maui HI GO
5.00%, 06/01/19		220	230,393
5.00%, 09/01/19		145	152,974
Honolulu City & County Board of Water Supply RB
Series A
5.00%, 07/01/19		150	157,456
State of Hawaii GO
Series DQ
5.00%, 06/01/19		205	214,684
5.00%, 06/01/22	(PR 06/01/19)	120	125,807
Series DR
4.00%, 06/01/19		50	51,667
4.25%, 06/01/19		310	321,414
5.00%, 06/01/19		275	287,991
Series EH
4.00%, 08/01/19		365	378,476
5.00%, 08/01/19		65	68,408

155

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
State of Hawaii State Highway Fund RB
Series B
5.25%, 07/01/19	(AGM)	$280	$294,946

			4,166,104
IDAHO — 0.02%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
5.00%, 08/15/19	(GTD)	50	52,661

			52,661
ILLINOIS — 1.40%
Chicago Transit Authority RB
4.00%, 06/01/19		150	154,300
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/19[a]		85	81,478
0.00%, 06/15/19	(ETM)[a]	15	14,632
Series A
0.00%, 06/15/19	(NPFGC)[a]	25	23,981
Regional Transportation Authority RB
Series A
5.00%, 06/01/19	(AGM)	115	120,169
5.50%, 07/01/19	(NPFGC)	70	73,834
Series B
5.50%, 06/01/19	(NPFGC)	25	26,297
State of Illinois GO
0.00%, 08/01/19[a]		305	288,929
5.00%, 08/01/19		340	351,567
Series A
5.00%, 06/01/19		830	855,539
State of Illinois RB
4.50%, 06/15/19		50	51,807
5.00%, 06/15/19		510	532,053
First Series
5.25%, 06/15/19		70	73,276
Second Series
5.75%, 06/15/19	(NPFGC)	125	131,924
Series A
4.00%, 06/15/19		195	200,657
Series B
5.00%, 06/15/19		230	239,945

			3,220,388
INDIANA — 0.36%
Indiana University RB
Series U
5.00%, 08/01/19		130	136,899
Indianapolis Local Public Improvement Bond Bank RB
Series K
5.00%, 06/01/19		300	313,269
Purdue University RB
Series A
5.00%, 07/01/19		300	315,048
Series Y
5.00%, 07/01/19		65	68,260

			833,476

Security		Principal (000s)	Value
IOWA — 0.77%
Cedar Rapids Community School District GO
5.00%, 06/01/19		$50	$52,369
City of Cedar Rapids IA GO
Series A
5.00%, 06/01/19		310	324,778
City of Des Moines IA GO
Series A
5.00%, 06/01/19		25	26,188
Series D
3.00%, 06/01/19		150	152,960
City of West Des Moines IA GO
Series A
4.25%, 06/01/19		160	165,982
Iowa Finance Authority RB
5.00%, 08/01/19		375	395,505
5.00%, 08/01/19	(ETM)	40	42,116
Iowa State University of Science & Technology RB
4.00%, 07/01/19		170	176,001
State of Iowa RB
5.00%, 06/15/19		100	104,883
Series A
4.00%, 06/01/19	(ETM)	100	103,377
5.00%, 06/01/19	(ETM)	215	225,249

			1,769,408
KANSAS — 0.36%
Kansas Turnpike Authority RB Series A
5.00%, 09/01/19		175	184,475
State of Kansas Department of Transportation RB
Series A
3.00%, 09/01/19		80	81,854
5.00%, 09/01/19		250	263,957
Series B
5.00%, 09/01/19		285	300,912

			831,198
KENTUCKY — 0.26%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/19	(NPFGC)	125	132,214
Kentucky State Property & Building Commission RB
4.00%, 08/01/19		250	258,832
5.00%, 08/01/19		25	26,271
Series A
5.00%, 08/01/19		25	26,271
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/19		155	162,421

			606,009

156

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
LOUISIANA — 0.15%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/19		$100	$104,466
State of Louisiana GO
Series C
5.00%, 07/15/19		200	210,196
State of Louisiana RB
5.00%, 09/01/19		20	21,063

			335,725
MAINE — 0.57%
Maine Municipal Bond Bank RB
Series A
4.00%, 09/01/19		45	46,755
Maine Turnpike Authority RB
5.00%, 07/01/19		575	603,583
State of Maine GO
4.25%, 06/01/19		295	305,944
Series B
5.00%, 06/01/19		335	350,923

			1,307,205
MARYLAND — 5.76%
City of Baltimore MD RB
Series A
5.00%, 07/01/19		200	209,668
Series D
5.00%, 07/01/19		335	351,703
City of Frederick MD GO
5.00%, 09/01/19		135	142,514
County of Baltimore MD GO
5.00%, 08/01/19		960	1,011,101
Series B
4.50%, 09/01/19		250	261,918
County of Charles MD GO
5.00%, 07/15/19		45	47,336
5.00%, 07/15/19	(ETM)	5	5,254
County of Harford MD GO
4.00%, 07/01/19		50	51,795
Series A
5.00%, 07/01/19		65	68,290
County of Howard MD GO
Series A
5.00%, 08/15/19		165	173,997
Series B
5.00%, 08/15/19		265	279,451
County of Montgomery MD GO
Series A
5.00%, 07/01/19		410	430,754
5.00%, 08/01/19		430	452,889
5.00%, 07/01/23	(PR 07/01/19)	1,070	1,123,018
County of Prince George’s MD GOL
Series B
4.00%, 07/15/19		360	373,478
Series C
5.00%, 08/01/19		150	158,082

Security		Principal (000s)	Value
Maryland Economic Development Corp. RB
4.00%, 06/01/19		$20	$20,678
Maryland State Transportation Authority RB
4.00%, 07/01/19		60	62,100
Series A
5.00%, 07/01/19		410	430,381
State of Maryland Department of Transportation RB
5.00%, 06/01/19		100	104,853
State of Maryland GO
First Series
5.00%, 06/01/19		390	408,814
Second Series
3.00%, 08/01/19		225	230,065
4.00%, 08/01/19		80	83,042
4.50%, 08/01/19		350	366,027
Second Series A
5.00%, 08/01/19		380	400,353
Second Series E
5.00%, 08/01/19		725	763,831
Series B
4.50%, 08/01/19		475	496,750
5.00%, 08/01/19		250	263,390
5.00%, 08/01/20	(PR 08/01/19)	350	368,519
5.00%, 08/01/21	(PR 08/01/19)	275	289,550
5.00%, 08/01/23	(PR 08/01/19)	1,530	1,610,952
5.25%, 08/15/19		330	349,414
Series C
5.00%, 08/01/19		460	484,638
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		1,115	1,169,111
Series A
4.00%, 06/01/19		200	206,924

			13,250,640
MASSACHUSETTS — 3.98%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
5.00%, 06/15/19		360	377,737
Commonwealth of Massachusetts GOL
Series 9
4.00%, 08/01/19		150	155,632
Series A
5.25%, 08/01/19		340	359,363
Series B
4.00%, 08/01/19		600	622,530
5.00%, 06/01/19		250	261,952
5.00%, 07/01/19		90	94,542
5.00%, 08/01/19		1,125	1,184,704
Series C
5.00%, 08/01/19		390	410,697
Series D
5.50%, 08/01/19		150	159,124
5.50%, 08/01/19	(NPFGC-IBC)	100	106,083
Commonwealth of Massachusetts RB Series A
5.50%, 06/01/19	(AGM)	160	168,762

157

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Massachusetts Bay Transportation Authority RB
Series A
5.25%, 07/01/19		$575	$606,309
Series B
5.25%, 07/01/19		695	732,843
Series C
5.25%, 07/01/19		120	126,534
5.50%, 07/01/19		140	148,138
Series D
5.00%, 07/01/19		125	131,346
Massachusetts Clean Water Trust (The) RB
3.00%, 08/01/19		25	25,574
5.00%, 08/01/19		115	121,215
5.25%, 08/01/19		490	518,381
Series 14
5.00%, 08/01/19		75	79,053
Series 15A
5.00%, 08/01/19		265	279,321
Series A
5.25%, 08/01/19		690	729,965
Massachusetts Development Finance Agency RB Series S
5.00%, 07/01/19		65	68,281
Massachusetts Port Authority RB Series B
5.00%, 07/01/19		10	10,503
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/19		200	207,594
5.00%, 08/15/19		550	579,628
Series C
5.00%, 08/15/19	(ETM)	155	163,401
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/19		630	663,636
Series J
5.25%, 08/01/19	(AGM)	70	74,010

			9,166,858
MICHIGAN — 0.89%
Michigan Finance Authority RB Series A
5.00%, 07/01/19		1,690	1,776,055
Michigan State University RB Series A
4.00%, 08/15/19		260	269,958

			2,046,013
MINNESOTA — 1.99%
Metropolitan Council GO Series B
5.00%, 09/01/19		175	184,681
State of Minnesota COP
5.00%, 06/01/19		125	130,815
State of Minnesota GO
5.00%, 08/01/19		460	484,265
5.00%, 08/01/19	(ETM)	5	5,264

Security	Principal (000s)	Value
Series A
5.00%, 08/01/19	$400	$421,100
Series B
5.00%, 08/01/19	700	736,925
Series C
5.00%, 08/01/19	345	363,199
Series D
5.00%, 08/01/19	370	389,517
Series E
4.00%, 08/01/19	190	197,076
5.00%, 08/01/19	445	468,474
Series F
4.00%, 08/01/19	165	171,145
Series G
5.00%, 08/01/19	60	63,165
State of Minnesota RB Series A
5.00%, 06/01/19	300	314,343
University of Minnesota RB Series A
4.00%, 09/01/19	615	639,501

		4,569,470
MISSOURI — 0.45%
City of Springfield MO Public Utility Revenue RB
5.00%, 08/01/19	140	147,407
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/19	150	157,571
5.25%, 07/01/19	160	168,662
Series B
5.00%, 07/01/19	525	551,497

		1,025,137
MONTANA — 0.05%
Montana Department of Transportation RB
4.00%, 06/01/19	110	113,465

		113,465
NEBRASKA — 0.12%
City of Lincoln NE Water Revenue RB
4.00%, 08/15/19	85	88,200
Nebraska Public Power District RB
5.00%, 07/01/19	175	183,327

		271,527
NEVADA — 2.48%
Clark County School District GOL
Series A
5.00%, 06/15/19	1,035	1,083,552
Series B
5.00%, 06/15/19	440	460,641
Series C
5.00%, 06/15/19	50	52,346

158

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Clark County Water Reclamation District GOL
5.00%, 07/01/19		$260	$273,080
Series A
5.25%, 07/01/34	(PR 07/01/19)	400	421,900
5.25%, 07/01/38	(PR 07/01/19)	700	738,325
County of Clark Department of Aviation RB
5.00%, 07/01/19		110	115,468
Series C
5.00%, 07/01/19		240	251,930
Series D
4.50%, 07/01/19		165	172,013
County of Clark NV GOL
5.00%, 06/01/19		120	125,720
Series A
5.00%, 07/01/19		350	367,609
Series B
4.00%, 07/01/19		50	51,780
County of Clark NV RB
5.00%, 07/01/19		340	356,901
Series B
5.00%, 07/01/19		250	262,540
Nevada System of Higher Education RB Series B
4.00%, 07/01/19		200	207,150
State of Nevada GOL
5.00%, 06/01/19		30	31,426
5.00%, 08/01/19		155	163,176
Series A
5.00%, 08/01/19		100	105,275
Series B
5.00%, 08/01/19		115	121,066
Series C
5.00%, 06/01/19		200	209,506
5.00%, 08/01/19		125	131,594

			5,702,998
NEW HAMPSHIRE — 0.70%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/19		590	621,431
5.00%, 08/15/19		125	131,651
State of New Hampshire GO
Series A
5.00%, 07/01/19		530	556,261
Series B
4.00%, 06/01/19		250	258,265
State of New Hampshire RB
5.00%, 09/01/19		50	52,572

			1,620,180
NEW JERSEY — 2.21%
New Jersey Building Authority RB
Series A
5.00%, 06/15/19		135	139,991
5.00%, 06/15/19	(ETM)	15	15,724

Security		Principal (000s)	Value
New Jersey Economic Development Authority RB
0.00%, 07/01/19	(NPFGC)[a]	$55	$53,128
4.00%, 06/15/19		50	51,436
5.00%, 06/15/19		115	120,127
5.25%, 09/01/19		25	26,144
5.25%, 09/01/19	(ETM)	75	79,405
Series DDD
5.00%, 06/15/19		400	414,788
Series PP
5.00%, 06/15/19		270	279,982
Series UU
4.00%, 06/15/19		50	51,140
5.00%, 06/15/19		160	165,915
Series XX
5.00%, 06/15/19		250	259,243
New Jersey Educational Facilities Authority RB
Series B
4.00%, 07/01/19		450	466,564
4.75%, 07/01/19		420	440,097
New Jersey Environmental Infrastructure Trust RB
Series A
5.25%, 09/01/19		80	84,820
Series C
5.00%, 09/01/19		25	26,404
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/19	(SAP)	100	103,697
Series A-1
5.00%, 06/15/19		450	466,636
Series AA
5.00%, 06/15/19		75	77,773
Series B
5.00%, 06/15/19		100	103,697
State of New Jersey COP Series A
5.00%, 06/15/19	(ETM)	25	26,206
State of New Jersey GO
5.00%, 06/01/19		510	532,926
5.00%, 08/01/19		135	141,731
Series H
5.25%, 07/01/19		350	367,885
Series L
5.25%, 07/15/19	(AMBAC)	245	257,840
Series N
5.50%, 07/15/19	(NPFGC)	65	68,651
Series Q
5.00%, 08/15/19		255	268,023

			5,089,973
NEW MEXICO — 1.26%
City of Albuquerque NM GO Series A
4.00%, 07/01/19		135	139,826
City of Albuquerque NM RB Series B
5.00%, 07/01/19		35	36,761
New Mexico Finance Authority RB
4.00%, 06/15/19		955	988,272
5.00%, 06/15/19		75	78,684

159

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Series C
5.00%, 06/01/19		$175	$183,367
Series D
5.00%, 06/01/19		300	314,343
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/19		450	472,640
Series B
5.00%, 07/01/19		650	682,409

			2,896,302
NEW YORK — 8.58%
City of New York NY GO
Series 1
5.00%, 08/01/19		535	562,964
Series A
5.00%, 08/01/19		905	952,305
Series A-1
5.00%, 08/01/19		515	541,919
Series B
4.00%, 08/01/19		465	482,093
5.00%, 08/01/19		1,115	1,173,282
Series C
4.00%, 08/01/19		620	642,791
5.00%, 08/01/19		965	1,015,441
Series D
5.00%, 08/01/19		345	363,033
Series E
4.00%, 08/01/19		140	145,146
5.00%, 08/01/19		580	610,317
Series G
4.00%, 08/01/19		500	518,380
5.00%, 08/01/19		175	184,147
Series H
5.00%, 08/01/19		155	163,102
Series I
4.00%, 08/01/19		150	155,514
5.00%, 08/01/19		590	620,839
Series I-1
5.00%, 08/01/19		985	1,036,486
Series J
5.00%, 08/01/19		470	494,567
Series K
4.00%, 08/01/19		200	207,352
5.00%, 08/01/19		605	636,623
County of Orange NY GOL
Series B
4.00%, 07/01/19		50	51,848
County of Westchester NY GOL
Series B
5.00%, 07/01/19		115	120,891
Long Island Power Authority RB
0.00%, 06/01/19	(AGM)[a]	120	117,053
Monroe County Industrial Development Corp./NY RB
Series A
5.00%, 07/01/19		115	120,768

Security		Principal (000s)	Value
New York City Transitional Finance Authority Building Aid Revenue RB
Series S
5.00%, 07/15/19	(ETM) (SAW)	$60	$63,077
Series S-1
4.00%, 07/15/19	(SAW)	335	346,973
5.00%, 07/15/19	(SAW)	40	42,033
Series S-1A
4.00%, 07/15/19	(SAW)	200	207,148
5.00%, 07/15/19	(ETM) (SAW)	400	420,828
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/19	(ETM)	100	105,339
Series A-1
4.00%, 08/01/19		165	171,065
5.00%, 08/01/19		255	268,329
Series A-3
5.00%, 08/01/19	(ETM)	155	163,275
Series B-1
5.00%, 08/01/19		415	436,692
New York City Water & Sewer System RB
Series BB
5.00%, 06/15/19		130	136,462
Series EE
5.00%, 06/15/19		645	677,063
Series GG
5.00%, 06/15/19		100	104,971
New York State Dormitory Authority RB
3.00%, 07/01/19		150	153,224
5.00%, 07/01/19		470	493,932
5.00%, 07/01/19	(SAP)	380	399,350
5.50%, 07/01/19	(NPFGC)	130	137,596
Series A
3.50%, 07/01/19		75	77,164
5.00%, 07/01/19		770	808,939
Series D
3.50%, 06/15/19		220	226,127
4.50%, 06/15/19		380	396,009
5.00%, 06/15/19		110	115,420
Series E
5.00%, 08/15/19		400	421,812
New York State Environmental Facilities Corp. RB
5.00%, 06/15/19		745	782,474
Series A
5.00%, 06/15/19		1,145	1,202,593
5.00%, 08/15/19		150	158,352
Port Authority of New York & New Jersey RB Fifth
Series
5.20%, 09/01/19		115	121,836
Town of Hempstead NY GOL
4.00%, 08/15/19		200	207,692

			19,762,636
NORTH CAROLINA — 2.66%
City of Charlotte NC GO
Series A
5.00%, 07/01/19		355	373,187

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2017

Security	Principal (000s)	Value
Series C
5.00%, 06/01/19	$50	$52,427
City of Charlotte NC Water & Sewer System Revenue RB
4.00%, 07/01/19	130	134,746
Series B
4.00%, 07/01/19	20	20,730
5.00%, 07/01/19	305	320,625
City of Durham NC GO
Series C
5.00%, 07/01/19	115	120,892
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/19	55	57,852
Series A
5.00%, 06/01/19	310	325,001
City of Raleigh NC GO
Series A
5.00%, 09/01/19	65	68,651
City of Winston-Salem NC Water & Sewer System Revenue RB
Series A
4.00%, 06/01/19	100	103,448
County of Buncombe NC RB
5.00%, 06/01/19	190	199,194
Series A
5.00%, 06/01/19	210	220,162
County of Forsyth NC GO
Series E
4.00%, 07/01/19	175	181,389
County of Mecklenburg NC GO
Series A
4.00%, 08/01/19	280	290,738
5.00%, 08/01/19	130	137,004
5.00%, 09/01/19	700	739,557
County of New Hanover NC GO
5.00%, 06/01/19	50	52,434
Series A
4.00%, 08/01/19	70	72,696
5.00%, 08/01/19	25	26,351
North Carolina Turnpike Authority RB
5.00%, 07/01/19	100	105,092
State of North Carolina GO
Series A
5.00%, 06/01/19	1,650	1,730,075
Series B
5.00%, 06/01/19	525	550,478
State of North Carolina RB
Series C
5.00%, 05/01/19	115	120,269
Town of Cary NC GO
Series B
4.00%, 06/01/19	110	113,808

		6,116,806
OHIO — 2.06%
City of Columbus OH GO
Series 1
5.00%, 07/01/19	370	388,955
Series 2012-3
5.25%, 08/15/19	150	158,874

Security	Principal (000s)	Value
Series A
5.00%, 06/01/19	$100	$104,853
5.00%, 07/01/19	200	210,246
5.00%, 08/15/19	470	495,935
City of Columbus OH GOL
Series B
3.00%, 07/01/19	200	204,358
County of Franklin OH GOL
1.50%, 06/01/19	110	109,861
Miami University/Oxford OH RB
5.00%, 09/01/19	245	258,678
Ohio State University (The) RB
Series A
5.00%, 06/01/19	125	131,049
Ohio State Water Development Authority RB
Series B
5.00%, 06/01/19	110	115,338
Ohio Water Development Authority RB
Series C
5.00%, 06/01/19	145	152,037
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/19	175	183,493
5.25%, 06/01/19	135	142,021
State of Ohio Department of Administration COP
5.00%, 09/01/19	100	105,414
State of Ohio GO
5.00%, 08/01/19	55	57,919
Series A
5.00%, 08/01/19	100	105,308
Series B
5.00%, 06/15/19	35	36,719
5.00%, 08/01/19	710	747,680
5.00%, 09/01/19	125	131,957
Series C
5.00%, 08/01/19	815	858,252
University of Cincinnati RB
Series C
5.00%, 06/01/19	35	36,673

		4,735,620
OKLAHOMA — 0.71%
Grand River Dam Authority RB
Series A
4.00%, 06/01/19	405	417,871
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/19	50	50,280
5.00%, 07/01/19	220	230,936
Series B
5.00%, 07/01/19	295	309,664
Series C
5.00%, 07/01/19	110	115,468
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/19	485	509,478

		1,633,697

161

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
OREGON — 1.27%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/19		$175	$183,367
5.00%, 08/01/19		170	178,940
City of Salem OR GO
5.00%, 06/01/19		105	110,111
City of Salem OR GOL
4.00%, 06/01/19		455	470,497
Clackamas & Washington Counties School District No. 3 GO
Series A
0.00%, 06/15/19	(NPFGC, GTD)[a]	230	223,972
Clackamas County School District No. 86 Canby GO
Series A
4.00%, 06/15/19	(GTD)	50	51,698
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/19	(GTD)	55	57,677
Lane County School District No. 4J Eugene GO
4.00%, 06/15/19	(GTD)	70	72,408
Metro/OR GO
4.00%, 06/01/19		200	206,868
5.00%, 06/01/19		325	340,678
Series A
5.00%, 06/01/19		20	20,965
Port of Portland OR Airport RB
Series 23
5.00%, 07/01/19		190	199,474
Portland Community College District GO
5.00%, 06/15/19		490	514,216
State of Oregon GO
Series B
5.00%, 08/01/19		20	21,068
Series O
5.00%, 08/01/19		100	105,339
Tri-County Metropolitan Transportation District of Oregon RB
Series A
5.00%, 09/01/19		70	73,908
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series B
4.00%, 06/15/19	(GTD)	100	103,440

			2,934,626
PENNSYLVANIA — 3.26%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
4.10%, 06/15/19		125	129,369
5.00%, 06/15/19		100	104,779
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/19		65	68,015
5.00%, 07/01/19		805	844,405
5.00%, 08/15/19		150	157,907
Second Series
5.00%, 07/01/19		770	807,691
Series D
5.00%, 08/15/19		375	394,766

Security		Principal (000s)	Value
Third Series
5.38%, 07/01/19	(NPFGC)	$405	$427,056
County of Bucks PA GO
5.00%, 06/01/19		75	78,575
County of Butler PA GO
5.00%, 07/15/19		105	110,336
County of Chester PA GO
Series C
5.00%, 07/15/19		85	89,386
5.00%, 07/15/19	(ETM)	5	5,258
Delaware County Authority RB
5.00%, 08/01/19		250	262,305
Delaware River Joint Toll Bridge Commission RB
Series A
5.50%, 07/01/19	(NPFGC)	100	105,538
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/19		2,245	2,357,609
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 09/01/19	(ETM)	260	274,427
Series AJ
5.00%, 06/15/19		140	146,856
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/19		605	634,990
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/19	(AGC)	150	156,635
Series B
4.00%, 06/01/19		100	103,036
5.00%, 06/01/19		125	130,529
Pittsburgh School District GO
Series A
5.00%, 09/01/19		100	105,431

			7,494,899
RHODE ISLAND — 0.42%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/19		125	131,874
State of Rhode Island GO
5.00%, 08/01/19		500	526,135
Series A
5.00%, 08/01/19		300	315,681

			973,690
SOUTH CAROLINA — 0.19%
County of Charleston SC GO
Series A
5.50%, 08/01/19		50	53,082
South Carolina State Ports Authority RB
5.00%, 07/01/19		50	52,424
State of South Carolina GO
Series A
5.00%, 06/01/19		300	314,559

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
5.00%, 07/01/19	(SAW)	$20	$21,025

			441,090
TENNESSEE — 1.43%
City of Memphis TN GO
Series D
3.63%, 07/01/19		100	103,084
County of Blount TN GO
Series B
5.00%, 06/01/19		200	209,448
County of Sumner TN GO
5.00%, 06/01/19		40	41,890
Metropolitan Government of Nashville & Davidson County TN GO
Series A
5.00%, 07/01/19		360	377,950
Series D
4.00%, 07/01/19		770	797,065
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/19		220	230,534
Metropolitan Nashville Airport Authority (The) RB
Series A
5.25%, 07/01/19	(AGC)	150	157,779
State of Tennessee GO
Series A
5.00%, 08/01/19		1,125	1,184,343
5.00%, 09/01/19		175	184,681

			3,286,774
TEXAS — 7.87%
Austin Community College District GOL
3.00%, 08/01/19		140	143,063
5.00%, 08/01/19		145	152,672
Austin Independent School District GO
5.00%, 08/01/19	(PSF)	240	252,660
Series A
4.00%, 08/01/19	(PSF)	270	280,055
Series B
5.00%, 08/01/19		150	158,058
Central Texas Turnpike System RB
Series A
0.00%, 08/15/19	(AMBAC)[a]	90	87,542
0.00%, 08/15/19	(ETM) (AMBAC)[a]	25	24,310
City of Arlington TX GOL
3.00%, 08/15/19		135	138,025
City of Austin TX GOL
5.00%, 09/01/19		535	564,778
Series A
5.00%, 09/01/19		135	142,514
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/19		100	105,296
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/19		355	372,654
City of El Paso TX GOL
5.00%, 08/15/19		115	121,289

Security		Principal (000s)	Value
City of Houston TX Airport System Revenue RB
Series B
5.00%, 07/01/19		$50	$52,372
City of Houston TX RB
Series A
5.25%, 09/01/19		75	79,087
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/19		20	21,094
City of Plano TX GOL
5.00%, 09/01/19		600	633,804
City of San Antonio TX GOL
4.00%, 08/01/19		75	77,864
Series A
5.00%, 08/01/19		210	221,281
County of Bexar TX GOL
5.00%, 06/15/19		515	540,450
Series A
4.50%, 06/15/19		20	20,846
5.00%, 06/15/19		150	157,413
County of Denton TX GOL
4.00%, 07/15/19		70	72,513
County of Harris TX GO
Series C
5.25%, 08/15/19	(AGM)	25	26,479
County of Harris TX GOL
Series C
5.25%, 08/15/19		70	74,095
County of Harris TX RB
Series A
5.00%, 08/15/19		200	211,070
Series C
5.00%, 08/15/19		450	474,313
County of Tarrant TX GOL
5.00%, 07/15/19		355	373,595
Dallas Independent School District GO
5.00%, 08/15/19	(PSF)	220	231,887
Denton Independent School District GO
4.00%, 08/15/19	(PSF)	85	88,242
5.00%, 08/15/19	(PSF)	125	131,754
Eanes Independent School District GO
4.00%, 08/01/19	(PSF)	70	72,607
El Paso Independent School District GO
5.00%, 08/15/19	(PSF)	40	42,161
Fort Bend Independent School District GO
5.00%, 08/15/19	(PSF)	130	137,024
Frisco Independent School District GO
Series B
5.00%, 08/15/19	(PSF)	245	258,237
Grapevine-Colleyville Independent School District GO
Series A
4.00%, 08/15/19		165	171,427
5.00%, 08/15/19	(PSF)	110	115,943
Series B
4.00%, 08/15/19		55	57,142
Keller Independent School District/TX GO
0.00%, 08/15/19	(PSF)[a]	50	48,682

163

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Klein Independent School District GO
Series A
4.00%, 08/01/19	(PSF)	$165	$171,145
Leander Independent School District GO
4.00%, 08/15/19	(PSF)	555	576,168
Series D
0.00%, 08/15/19	(PSF)[a]	50	48,736
Lewisville Independent School District GO
Series A
4.00%, 08/15/19	(PSF)	255	264,726
5.00%, 08/15/19	(PSF)	390	411,072
Series B
4.00%, 08/15/19		115	119,479
Mesquite Independent School District GO
Series B
4.00%, 08/15/19	(PSF)	165	171,293
5.00%, 08/15/19	(PSF)	10	10,540
North East Independent School District/TX GO
Series A
5.00%, 08/01/19	(PSF)	320	336,880
North Texas Municipal Water District RB
4.00%, 06/01/19		85	87,931
5.00%, 06/01/19		440	461,216
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/19		400	422,535
Northside Independent School District GO
4.00%, 08/15/19	(PSF)	100	103,846
5.00%, 08/15/19	(PSF)	650	685,334
Permanent University Fund — Texas A&M University System RB
5.00%, 07/01/19		135	141,772
Series A
5.00%, 07/01/19		460	483,074
Permanent University Fund — University of Texas System RB
Series A
5.00%, 07/01/19		100	105,062
Series B
5.00%, 07/01/19		200	210,124
Round Rock Independent School District GO
5.00%, 08/01/19	(PSF)	100	105,275
Series A
5.00%, 08/01/19		175	184,035
Seguin Independent School District GO
5.00%, 08/15/19		125	131,754
Socorro Independent School District GO
Series A
5.00%, 08/15/19	(PSF)	110	115,943
South San Antonio Independent School District/TX GO
5.00%, 08/15/19	(PSF)	100	105,403
State of Texas GO
5.00%, 08/01/19		60	63,233
Series B
5.00%, 08/01/19		535	563,826
Series C
5.00%, 08/01/19		180	189,698
Series C-1
5.00%, 08/01/19		100	105,388
Series E
4.50%, 08/01/19		335	350,447
5.00%, 08/01/19		250	263,470

Security	Principal (000s)	Value
Series F
5.00%, 08/01/19	$100	$105,388
Tarrant Regional Water District RB
5.00%, 09/01/19	265	280,110
6.00%, 09/01/19	200	214,672
Texas Water Development Board RB Subseries A-1
4.00%, 07/15/19	385	399,357
University of Texas System (The) RB
Series A
4.00%, 08/15/19	515	534,137
5.00%, 08/15/19	280	294,852
Series B
4.00%, 08/15/19	125	129,645
5.00%, 08/15/19	500	526,520
5.25%, 08/15/19	600	634,206
Series C
5.00%, 08/15/19	650	684,476
Series D
4.25%, 08/15/19	370	385,218

18,112,284
UTAH — 1.21%
Intermountain Power Agency RB
Series A
5.00%, 07/01/19	465	488,324
Metropolitan Water District of Salt Lake & Sandy RB
Series A
5.00%, 07/01/19	110	115,601
State of Utah GO
5.00%, 07/01/19	100	105,107
Series A
5.00%, 07/01/19	1,365	1,434,711
Series C
5.00%, 07/01/19	115	120,873
University of Utah (The) RB
Series A
5.00%, 08/01/19	300	315,681
Series B
5.00%, 08/01/19	50	52,614
Utah Transit Authority RB
Series A
5.25%, 06/15/19	80	84,239
Series C
5.25%, 06/15/19	(AGM)	70	73,709

2,790,859
VERMONT — 0.02%
State of Vermont GO
Series F
5.00%, 08/15/19	50	52,759

52,759

164

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
VIRGINIA — 2.80%
City of Alexandria VA GO
Series A
4.50%, 06/15/19	(SAW)	$50	$52,129
City of Newport News VA GO
Series B
5.00%, 07/01/19		250	262,730
City of Richmond VA GO
Series B
5.00%, 07/15/19		250	263,017
Series C
4.00%, 07/15/19	(SAW)	25	25,925
Commonwealth of Virginia GO
Series A
5.00%, 06/01/19		300	314,517
Series B
5.00%, 06/01/19		115	120,565
Series D
5.00%, 06/01/19		100	104,839
County of Arlington VA GO
Series A
4.00%, 08/01/19		150	155,729
5.00%, 08/01/19		225	237,087
Series C
4.00%, 08/15/19		75	77,934
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/19		120	126,286
Virginia Beach Development Authority RB
Series B
5.00%, 07/15/19		100	105,223
Virginia College Building Authority RB
Series 2
5.00%, 09/01/19		300	316,647
Series A
5.00%, 09/01/19		210	221,653
Series B
5.00%, 09/01/19		670	707,178
5.00%, 09/01/24	(PR 09/01/19)	135	142,491
Virginia Public Building Authority RB
Series 2013A
5.00%, 08/01/19		130	136,920
Series A
5.00%, 08/01/19		525	552,946
Series B
4.00%, 08/01/19		50	51,886
5.00%, 08/01/27	(PR 08/01/19) (SAP)	250	263,430
Series D
5.00%, 08/01/19		150	157,984
Virginia Public School Authority RB
5.00%, 08/01/19		190	200,022
5.00%, 08/01/19	(ETM)	10	10,521
Series A
5.00%, 08/01/19	(SAW)	425	447,419
Series B
4.00%, 08/01/19	(SAW)	225	233,379

Security		Principal (000s)	Value
Series C
4.00%, 08/01/19	(SAW)	$385	$399,337
5.00%, 08/01/19	(SAW)	580	610,595
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		150	157,279

			6,455,668
WASHINGTON — 6.23%
City of Seattle WA Drainage & Wastewater Revenue RB
4.00%, 07/01/19		300	310,953
City of Seattle WA GOL
Series A
5.00%, 06/01/19		1,295	1,356,914
Series B
5.00%, 08/01/19		280	294,860
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/19		330	346,705
Series A
5.00%, 06/01/19		90	94,316
City of Seattle WA Water System Revenue RB
Series B
4.50%, 08/01/19		85	88,919
County of King WA GOL
5.00%, 06/01/19		50	52,427
Series B
5.00%, 06/01/19		290	304,074
County of King WA Sewer Revenue RB
Series B
4.00%, 07/01/19		250	259,012
County of Pierce WA GOL
Series A
5.00%, 08/01/19		75	79,029
Energy Northwest RB
Series A
5.00%, 07/01/19		1,935	2,032,659
Pierce County School District No. 403 Bethel GO
5.00%, 06/01/19	(GTD)	455	476,558
Port of Seattle WA RB
Series A
5.25%, 07/01/19	(NPFGC)	145	152,762
Series B
5.00%, 06/01/19		420	439,900
State of Washington COP
4.00%, 07/01/19		200	206,970
Series A
5.00%, 07/01/19		95	99,707
Series B
5.00%, 07/01/19		100	104,955
State of Washington GO
4.00%, 07/01/19		650	673,731
5.00%, 07/01/19		1,095	1,151,097
Series 2010A
5.00%, 08/01/31	(PR 08/01/19)	500	525,255
Series 2010B
5.00%, 08/01/19		95	100,119
5.00%, 08/01/25	(PR 08/01/19)	350	368,518

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Series 2010C
5.00%, 08/01/19		$35	$36,886
Series 2012-A
5.00%, 07/01/19		105	110,379
Series 2013A
5.00%, 08/01/19		75	79,041
Series A
5.00%, 08/01/19		560	590,173
Series B
5.00%, 07/01/19		595	625,482
Series B-2
5.00%, 08/01/19		300	316,164
Series D
5.00%, 07/01/19		175	183,965
Series R
5.00%, 07/01/19		580	609,714
Series R-2015
5.00%, 07/01/19		55	57,818
Series R-2015-C
5.00%, 07/01/19		280	294,344
Series R-2015-D
5.00%, 07/01/19		50	52,561
Series R-2017A
4.00%, 08/01/19		600	623,010
Series R-2018-B
5.00%, 08/01/19		500	526,940
State of Washington RB
5.00%, 09/01/19		520	548,241
Washington County School District No. 1 West Union GO
4.00%, 06/15/19	(GTD)	165	170,676

			14,344,834
WEST VIRGINIA — 0.05%
West Virginia Water Development Authority RB
Series A
5.00%, 07/01/19		100	104,895

			104,895
WISCONSIN — 2.25%
City of Milwaukee WI Sewerage System Revenue RB
Series S-1
5.00%, 06/01/19		170	178,201
Series S-7
5.00%, 06/01/19		260	272,431
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/19	(ETM)	65	67,149
5.00%, 06/01/19	(ETM)	995	1,041,715
Series 2
5.00%, 06/01/19	(ETM)	350	366,432
Series 4
5.00%, 06/01/19	(ETM)	165	172,747
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A
5.00%, 06/01/19		500	524,265

Security		Principal or Shares (000s)	Value
State of Wisconsin RB
Series 1
4.00%, 07/01/19		$605	$626,629
Wisconsin Department of Transportation RB
Series 1
4.00%, 07/01/19		140	145,005
5.00%, 07/01/19		525	551,496
Series 2
4.00%, 07/01/19		160	165,720
Series I
5.00%, 07/01/19	(NPFGC)	920	966,432
WPPI Energy RB
Series A
5.00%, 07/01/19		105	110,140

			5,188,362

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $228,973,015)			227,494,765

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Liquidity Funds: MuniCash
1.28%[b,c]		239	239,009

			239,009

TOTAL SHORT-TERM INVESTMENTS
(Cost: $239,026)			239,009

TOTAL INVESTMENTS IN SECURITIES — 98.92%
(Cost: $229,212,041)			227,733,774
Other Assets, Less Liabilities — 1.08%			2,489,634

NET ASSETS — 100.00%			$230,223,408

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

TA  —  Tax Allocation

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC — IBC  —  National Public Finance Guarantee Corp.  —  Insured Bond Certificates

[a]	Zero-coupon bond.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

166

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 12/31/17 (000s)	Value at 12/31/17	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds: MuniCash	486	—	(247)[a]	239	$239,009	$4,572	$231	$(75)

[a]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal bonds & notes	$—	$227,494,765	$—	$227,494,765
Money Market Funds	239,009	—	—	239,009

Total	$239,009	$227,494,765	$—	$227,733,774

167

Schedule of Investments (Unaudited)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.94%

ALABAMA — 0.90%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20		$670	$726,288
Alabama Public School & College Authority RB
Series C
5.00%, 09/01/20		135	146,503
Auburn University RB
5.00%, 06/01/20		20	21,557
City of Huntsville AL GO
4.00%, 09/01/20		145	153,794
Series A
4.00%, 09/01/20		75	79,549
5.00%, 08/01/20		40	43,357
State of Alabama GO
Series A
5.00%, 08/01/20		720	780,999
University of Alabama (The) RB
Series A
5.00%, 07/01/20		130	140,468

			2,092,515
ALASKA — 0.36%
Alaska Municipal Bond Bank Authority RB
Series Three
5.00%, 09/01/20	(MO)	25	26,995
Municipality of Anchorage AK GO
Series B
5.00%, 09/01/20		25	27,130
5.00%, 09/01/20	(NPFGC)	130	140,936
State of Alaska GO
Series A
4.00%, 08/01/20		370	390,986
5.00%, 08/01/20		25	27,045
Series B
5.00%, 08/01/20		210	227,182

			840,274
ARIZONA — 5.47%
Arizona Board of Regents COP
Series B
5.00%, 06/01/20		65	69,885
Series C
5.00%, 06/01/20		70	75,261
Arizona Department of Transportation State Highway Fund Revenue RB
Series A
5.00%, 07/01/20		250	270,385
Arizona School Facilities Board COP
Series A
5.00%, 09/01/20		485	526,196
Arizona State University RB
Series A
5.00%, 07/01/20		50	54,077

Security		Principal (000s)	Value
Series C
5.00%, 07/01/20		$85	$91,931
Arizona Transportation Board RB
4.00%, 07/01/20		220	232,584
5.00%, 07/01/20		105	113,562
Series A
5.00%, 07/01/20		100	108,154
5.00%, 07/01/22	(PR 07/01/20)	1,485	1,604,572
5.00%, 07/01/23	(PR 07/01/20)	200	216,104
City of Chandler AZ Water & Sewer Revenue RB
4.00%, 07/01/20		80	84,576
City of Flagstaff AZ GOL
Series B
5.00%, 07/01/20		135	145,973
City of Mesa AZ RB
5.00%, 07/01/20	(AGM)	25	27,019
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/20		25	26,430
5.00%, 07/01/20	(NPFGC)	75	81,115
City of Phoenix AZ GO
4.00%, 07/01/20		1,095	1,158,740
City of Phoenix AZ GOL
Series C
4.00%, 07/01/20		150	158,731
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/20		60	61,935
4.00%, 07/01/20		85	89,755
5.00%, 07/01/20		1,555	1,679,951
5.25%, 07/01/20	(NPFGC)	35	38,067
Series A
3.50%, 07/01/20		160	167,045
5.00%, 07/01/20		360	389,078
Series B
5.00%, 07/01/20		555	600,255
City of Scottsdale AZ GOL
5.00%, 07/01/20		55	59,555
City of Tempe AZ GO
Series C
5.00%, 07/01/20		40	43,262
City of Tempe AZ GOL
Series B
4.00%, 07/01/20		160	169,152
5.00%, 07/01/20		170	183,862
Series C
4.00%, 07/01/20		55	58,146
City of Tucson AZ GOL
Series A
4.00%, 07/01/20		45	47,517
County of Pima AZ RB
5.00%, 07/01/20		140	151,236
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/20		125	135,032
5.00%, 07/01/20	(AGM)	245	264,664
Series A
5.00%, 07/01/20		440	475,314
County of Pinal AZ RB
5.00%, 08/01/20		25	26,934
Maricopa County Community College District GO
5.00%, 07/01/20		750	812,115
Series D
4.00%, 07/01/20		520	550,269
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/20	(AGM)	160	174,184

168

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/20		$240	$259,570
Pima County Regional Transportation Authority RB
5.00%, 06/01/20		50	53,881
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/20		255	275,986
State of Arizona COP
5.00%, 09/01/20		370	401,528
State of Arizona Lottery Revenue RB
Series A
5.00%, 07/01/20 (AGM)		80	86,421
University of Arizona RB
5.00%, 08/01/20		50	53,999
Series B
4.00%, 06/01/20		115	121,361
5.00%, 06/01/20		100	107,885
Yavapai County Community College District GOL
3.00%, 07/01/20		150	154,780

			12,738,034
ARKANSAS — 0.11%
State of Arkansas GO
4.00%, 06/15/20		250	263,800

			263,800
CALIFORNIA — 12.45%
91 Express Lanes Toll Road RB
5.00%, 08/15/20		95	103,371
Acalanes Union High School District GO
4.00%, 08/01/20		50	53,123
Alameda Unified School District-Alameda County/CA GO
Series A
0.00%, 08/01/20	(AGM)[a]	200	190,874
California Educational Facilities Authority RB
5.25%, 09/01/20	(AMBAC)	85	93,353
California State Public Works Board RB
5.00%, 06/01/20		365	393,331
Series A
5.00%, 06/01/20		100	107,762
5.00%, 09/01/20		450	488,344
Series D
5.00%, 09/01/20		60	65,113
Series F
5.00%, 09/01/20		155	168,208
Series G
5.00%, 09/01/20		150	162,781
Cerritos Community College District GO
Series A
5.00%, 08/01/20		65	70,662
Chaffey Community College District GO
Series A
5.00%, 06/01/20		95	102,773

Security		Principal (000s)	Value
City & County of San Francisco CA GO
5.00%, 06/15/20		$50	$54,181
Series R1
5.00%, 06/15/20		540	585,155
City of Burbank CA Electric Revenue RB
Series A
5.00%, 06/01/20		145	156,971
City of Los Angeles CA GO
Series A
5.00%, 09/01/20		80	87,254
Series B
5.00%, 09/01/20		485	528,980
City of Los Angeles CA Wastewater System Revenue RB
Series A
4.00%, 06/01/20		130	137,666
5.00%, 06/01/20		390	422,156
City of Pasadena CA Electric Revenue RB
Series A
4.00%, 06/01/20		105	111,090
City of Santa Clara CA Electric Revenue RB
Series A
5.00%, 07/01/20		25	27,096
Clovis Unified School District GO
Series A
0.00%, 08/01/20	(NPFGC)[a]	100	95,437
Coast Community College District GO
0.00%, 08/01/20	(NPFGC)[a]	125	119,601
Series A
5.00%, 08/01/20		60	65,258
Contra Costa Community College District GO
5.00%, 08/01/20		50	54,382
Corona-Norco Unified School District GO
Series C
0.00%, 08/01/20	(AGM)[a]	40	38,175
Desert Community College District GO
5.00%, 08/01/20		25	27,178
East Bay Municipal Utility District Wastewater System Revenue RB
Series A
5.00%, 06/01/20		20	21,646
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/20		150	162,459
Series B
4.00%, 06/01/20		140	148,324
5.00%, 06/01/20		505	546,945
East Side Union High School District GO
4.00%, 08/01/20		215	227,754
El Camino Community College District GO
5.00%, 08/01/20		75	81,592
Foothill-De Anza Community College District GO
4.00%, 08/01/20		30	31,897
5.25%, 08/01/20	(NPFGC)	105	114,947
Fremont Unified School District/Alameda County CA GO
Series B
5.00%, 08/01/20		20	21,753
Garden Grove Unified School District GO
Series A
0.00%, 08/01/20[a]		25	23,872
Grossmont Union High School District GO
4.00%, 08/01/20		25	26,548

169

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2017

Security	Principal (000s)	Value
Huntington Beach Union High School District GO
5.00%, 08/01/20	$130	$141,323
Livermore-Amador Valley Water Management Agency RB
5.00%, 08/01/20	75	81,553
Long Beach Community College District GO Series B
4.00%, 08/01/20	25	26,548
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/20	275	299,172
Series C
5.00%, 08/01/20	65	70,714
Series F
5.00%, 08/01/20	280	304,612
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 06/01/20	500	541,280
5.00%, 07/01/20	555	602,618
Series B
5.00%, 06/01/20	180	194,951
5.00%, 07/01/20	220	238,784
Series C
5.00%, 07/01/20	40	43,415
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/20	270	293,660
Los Angeles Department of Water & Power System Revenue RB
Series A
4.00%, 07/01/20	100	106,098
5.00%, 07/01/20	510	553,544
Series B
5.00%, 07/01/20	10	10,854
Series C
4.00%, 07/01/20	100	106,098
Series E
5.00%, 07/01/20	300	325,614
Los Angeles Department of Water RB
Series A
5.00%, 07/01/20	345	374,456
Series B
5.00%, 07/01/20	115	124,819
Los Angeles Unified School District/CA GO
Series A
4.00%, 07/01/20	280	297,074
5.00%, 07/01/20	550	596,959
Series A-1
5.00%, 07/01/20	60	65,123
Series A-2
4.00%, 07/01/20	50	53,049
Series C
5.00%, 07/01/20	1,070	1,161,357
Series KRY
4.00%, 07/01/20	70	74,269
Los Gatos Union School District/CA GO
4.00%, 08/01/20	45	47,787
Los Rios Community College District GO
5.00%, 08/01/20	75	81,493

Security		Principal (000s)	Value
Marin Community College District GO
4.00%, 08/01/20		$150	$159,367
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/20		525	569,824
Series C
5.00%, 07/01/20		40	43,415
Series G
5.00%, 07/01/20		165	179,088
Milpitas Redevelopment Agency Successor Agency TA
5.00%, 09/01/20		250	272,190
Morgan Hill Redevelopment Agency Successor Agency TA
Series A
5.00%, 09/01/20		100	108,849
Mount Diablo Unified School District/CA GO
Series B
5.00%, 07/01/20		80	86,810
Newport Mesa Unified School District GO
0.00%, 08/01/20	(NPFGC)[a]	85	81,329
Oak Grove School District GO
Series B-1
0.00%, 08/01/20[a]		75	71,560
Ohlone Community College District GO
4.00%, 08/01/20		100	106,193
Palm Springs Unified School District GO
5.00%, 08/01/20		40	43,484
Poway Unified School District GO
5.00%, 08/01/20		110	119,523
Riverside County Flood Control & Water Conservation District RB
5.00%, 09/01/20		75	81,514
Riverside County Transportation Commission RB Series A
5.00%, 06/01/20		65	70,351
Roseville Joint Union High School District GO
4.00%, 08/01/20		100	106,245
Sacramento Municipal Utility District RB
Series B
5.00%, 08/15/20		225	245,009
Series K
5.90%, 07/01/20	(AMBAC)	160	177,131
Series X
5.00%, 08/15/20		215	234,120
Series Y
4.00%, 08/15/20		20	21,267
5.00%, 08/15/20		40	43,557
San Diego Community College District GO
5.00%, 08/01/20		170	184,897
San Diego Public Facilities Financing Authority RB Series A
5.00%, 09/01/20		110	119,734
San Diego Public Facilities Financing Authority Water Revenue RB Series A
5.00%, 08/01/20		75	81,532
San Diego Unified School District/CA GO Series R-3
5.00%, 07/01/20		105	113,965
San Francisco Bay Area Rapid Transit District GO
Series C
5.00%, 08/01/20		140	152,306

170

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
San Francisco Bay Area Rapid Transit District RB
Series A
4.00%, 07/01/20		$185	$196,235
San Francisco Unified School District GO Series E
5.00%, 06/15/20		250	270,842
San Gabriel Unified School District GO
Series A
5.00%, 08/01/20		75	81,493
San Jose Evergreen Community College District GO
Series A
0.00%, 09/01/20	(AMBAC)[a]	205	195,711
San Jose Financing Authority RB Series A
5.00%, 06/01/20		100	108,108
San Mateo County Community College District GO
4.00%, 09/01/20		70	74,528
Series B
0.00%, 09/01/20	(NPFGC)[a]	415	396,615
San Mateo Joint Powers Financing Authority RB
5.00%, 06/15/20		125	135,485
San Mateo Union High School District GO
Series A
5.00%, 09/01/20		410	447,064
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/20		290	308,110
Santa Clara Unified School District GO
5.00%, 07/01/20		50	54,269
Santa Monica Community College District GO
5.00%, 08/01/20		125	135,887
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/20	(NPFGC)[a]	500	478,040
Sequoia Union High School District GO
4.00%, 07/01/20		50	53,075
Sonoma County Junior College District GO
4.00%, 08/01/20		110	116,812
Sonoma Valley Unified School District GO Series B
5.00%, 08/01/20		245	266,339
South Orange County Public Financing Authority ST
Series A
5.00%, 08/15/20		75	80,986
Southern California Public Power Authority RB
4.00%, 07/01/20		135	143,199
5.00%, 07/01/20		490	531,709
Series A
5.00%, 07/01/20		440	477,453
State of California GO
4.00%, 09/01/20		750	796,297
5.00%, 08/01/20		1,390	1,508,122
5.00%, 09/01/20		3,375	3,670,887
Series B
5.00%, 09/01/20		900	978,903
Tamalpais Union High School District GO
5.00%, 08/01/20		30	32,637

Security		Principal (000s)	Value
Union Elementary School District GO
Series A
0.00%, 09/01/20	(NPFGC)[a]	$700	$668,458
Ventura County Community College District GO
4.00%, 08/01/20		125	132,741
5.00%, 08/01/20		65	70,662
Whittier Union High School District GO Series C
4.00%, 08/01/20		110	116,869
William S Hart Union High School District GO
4.00%, 09/01/20		100	106,388
Yosemite Community College District GO
0.00%, 08/01/20	(AGM)[a]	165	157,471

			28,999,891
COLORADO — 0.53%
City & County of Denver CO GO Series D
5.00%, 08/01/20	(ETM)	20	21,610
E-470 Public Highway Authority RB
Series A
5.00%, 09/01/20		100	107,815
Series B
0.00%, 09/01/20	(NPFGC)[a]	50	47,308
Regional Transportation District COP Series A
5.00%, 06/01/20		260	280,054
University of Colorado RB
Series A
5.00%, 06/01/20		205	221,316
Series B
5.00%, 06/01/20		505	545,193

			1,223,296
CONNECTICUT — 1.44%
Connecticut State Health & Educational Facility Authority RB
Series B
5.00%, 07/01/29	(Put 07/01/20)	285	307,874
5.00%, 07/01/37	(Put 07/01/20)	315	340,282
State of Connecticut Clean Water Fund — State Revolving Fund RB Series B
5.00%, 07/01/20		295	319,279
State of Connecticut GO
Series B
5.25%, 06/01/20	(AMBAC)	310	333,138
Series C
5.00%, 06/01/20		520	555,771
Series D
5.00%, 06/15/20		155	165,831
Series E
5.00%, 08/15/20		100	107,423
5.00%, 09/01/20		200	215,090
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/20		370	397,361
5.00%, 09/01/20		105	112,895

171

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Series B
5.00%, 09/01/20		$335	$360,189
Town of Darien CT GO
4.00%, 08/01/20		40	42,404
University of Connecticut RB Series A
5.00%, 08/15/20		95	102,128

			3,359,665
DELAWARE — 0.84%
County of New Castle DE GO
Series A
5.00%, 07/15/20		375	406,530
Series B
5.00%, 07/15/20		130	140,930
Delaware Transportation Authority RB
5.00%, 07/01/20		595	643,516
5.00%, 09/01/20		60	65,129
Series 2014
5.00%, 07/01/20		305	329,870
State of Delaware GO
5.00%, 07/01/20		95	102,868
Series A
4.00%, 08/01/20		150	159,015
5.00%, 07/01/20		100	108,282

			1,956,140
DISTRICT OF COLUMBIA — 0.56%
District of Columbia GO
Series A
5.00%, 06/01/20		265	285,569
Series B
5.25%, 06/01/20	(AGM-CR, SGI)	305	330,468
5.25%, 06/01/20	(SGI)	240	260,040
Series D
5.00%, 06/01/20		200	215,524
Series E
5.00%, 06/01/20		185	199,360

			1,290,961
FLORIDA — 6.41%
County of Hillsborough FL RB
5.00%, 08/01/20		165	179,066
County of Miami-Dade FL GO
4.00%, 07/01/20		65	68,734
Series A
5.00%, 07/01/20		380	410,985
Series B
5.00%, 07/01/20		130	140,600
County of Miami-Dade FL Transit System RB
5.00%, 07/01/20		355	383,042
County of Palm Beach FL GO
5.00%, 07/01/20		110	119,110
5.00%, 08/01/20		200	217,050

Security	Principal (000s)	Value
County of Palm Beach FL RB
4.00%, 06/01/20	$125	$132,066
5.00%, 06/01/20	195	210,520
Florida Department of Environmental Protection RB
5.00%, 07/01/20	925	999,953
Series A
5.00%, 07/01/20	75	81,077
Series B
5.00%, 07/01/20	240	259,447
Florida Water Pollution Control Financing Corp. RB
Series A
5.00%, 07/15/20	340	368,322
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/20	670	723,265
Series B
5.00%, 07/01/20	620	669,290
Series C
5.00%, 07/01/20	25	26,988
Hillsborough County School Board COP Series A
5.00%, 07/01/20	155	167,243
Jacksonville Transportation Authority RB
5.00%, 08/01/20	250	271,048
Lee County School Board (The) COP
5.00%, 08/01/20	80	86,587
Leon County School District RB
5.00%, 09/01/20	325	351,809
Miami-Dade County Expressway Authority RB Series A
5.00%, 07/01/20	390	420,903
Orange County School Board COP Series D
5.00%, 08/01/20	480	520,032
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/20	280	301,689
Series B
5.00%, 07/01/20	195	210,105
Palm Beach County School District COP
Series A
5.00%, 08/01/20	200	216,206
Series B
5.00%, 08/01/20	165	178,370
Series C
5.00%, 08/01/20	210	227,016
Series D
5.00%, 08/01/20	120	129,724
Pasco County School Board COP
5.00%, 08/01/20	200	215,418
Series A
5.00%, 08/01/20	75	80,782
Reedy Creek Improvement District GOL
5.00%, 06/01/20	110	118,566
Series A
5.00%, 06/01/20	445	479,652
Series B
4.00%, 06/01/20	50	52,717
School District of Broward County/FL COP
Series A
5.00%, 07/01/20	155	167,323

172

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Series B
5.00%, 07/01/20		$460	$496,570
Seminole County School Board COP
Series A
5.00%, 07/01/20		50	53,911
St. Johns County School Board COP
5.00%, 07/01/20		45	48,623
State of Florida Department of Transportation RB
5.00%, 07/01/20		60	64,907
State of Florida GO
5.00%, 07/01/20		585	633,146
Series A
5.00%, 06/01/20		1,090	1,177,298
5.00%, 07/01/20		30	32,469
Series B
5.00%, 06/01/20		595	642,654
Series C
5.00%, 06/01/20		220	237,620
Series D
5.00%, 06/01/20		530	572,448
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/20		545	589,853
Series E
5.00%, 07/01/20		570	616,911
Series F
5.00%, 07/01/20		485	524,915
Volusia County School Board COP Series B
5.00%, 08/01/20		50	54,078

			14,930,108
GEORGIA — 1.79%
Georgia State Road & Tollway Authority RB Series B
5.00%, 06/01/20		100	107,565
Gwinnett County School District GO
5.00%, 08/01/20	(SAW)	270	293,018
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/20	(GTD)	310	336,427
Henry County School District GO
5.00%, 08/01/20	(SAW)	35	37,947
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/20		350	378,269
5.00%, 07/01/20	(NPFGC)	165	178,327
State of Georgia GO
Series E-1
4.00%, 07/01/20		290	306,953
Series E-2
5.00%, 09/01/20		220	239,347
Series I
4.00%, 07/01/20		235	248,738
5.00%, 07/01/20		1,880	2,035,702

			4,162,293

Security		Principal (000s)	Value
HAWAII — 1.25%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/20		$135	$142,938
4.00%, 08/01/20	(ETM)	30	31,780
Series B
5.00%, 08/01/20		220	238,465
City & County of Honolulu HI Wastewater System Revenue RB Series 2012B
5.00%, 07/01/20		520	561,735
County of Hawaii HI GO Series C
5.00%, 09/01/20		15	16,298
County of Maui HI GO
5.00%, 09/01/20		210	228,295
State of Hawaii GO
Series EH
5.00%, 08/01/20		485	525,323
Series EO
4.00%, 08/01/20		670	708,873
5.00%, 08/01/20		105	113,730
Series EP
5.00%, 08/01/20		315	341,189

			2,908,626
IDAHO — 0.05%
Canyon County School District No. 131 Nampa GO
4.00%, 08/15/20	(GTD)	115	121,709

			121,709
ILLINOIS — 1.12%
Chicago Transit Authority RB
5.00%, 06/01/20		200	214,246
Metropolitan Pier & Exposition Authority RB Series A
0.00%, 06/15/20	(NPFGC)[a]	180	167,255
Regional Transportation Authority RB
Series A
5.50%, 07/01/20	(NPFGC)	40	43,584
6.00%, 07/01/20	(NPFGC)	60	66,058
State of Illinois GO
0.00%, 08/01/20[a]		100	91,305
4.00%, 09/01/20		175	179,349
5.00%, 07/01/20		500	523,740
5.00%, 08/01/20		195	204,502
5.00%, 08/01/20	(AGM)	50	53,489
State of Illinois RB
4.00%, 06/15/20		160	167,808
5.00%, 06/15/20		840	900,992

			2,612,328
INDIANA — 1.11%
Ball State University RB
Series Q
5.00%, 07/01/20		125	135,160

173

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2017

Security	Principal (000s)	Value
Series R
5.00%, 07/01/20	$275	$297,352
Indiana Finance Authority RB
5.25%, 07/01/20	115	125,076
Series I
5.00%, 07/01/20	25	27,039
Indiana University RB
Series A
5.00%, 06/01/20	300	324,027
Series U
5.00%, 08/01/20	65	70,541
Series V-1
5.00%, 08/01/20	45	48,836
Series W-2
5.00%, 08/01/20	215	233,329
Indianapolis Local Public Improvement Bond Bank RB
Series D
5.00%, 06/01/20	50	53,635
Series K
5.00%, 06/01/20	190	203,860
Purdue University RB
Series A
4.00%, 07/01/20	500	528,725
5.00%, 07/01/20	220	238,051
Series AA
4.00%, 07/01/20	50	52,873
Series Y
5.00%, 07/01/20	130	140,666
Series Z-1
5.00%, 07/01/20	95	102,795

		2,581,965
IOWA — 0.89%
City of Cedar Rapids IA GO Series A
5.00%, 06/01/20	500	539,795
City of Des Moines IA GO Series A
5.00%, 06/01/20	360	388,652
Iowa City Community School District RB
5.00%, 06/01/20	75	80,564
Iowa Finance Authority RB
5.00%, 08/01/20	385	417,821
Series A
5.00%, 08/01/20	300	325,575
State of Iowa RB
4.00%, 06/15/20	65	68,572
5.00%, 06/15/20	235	253,530

		2,074,509
KANSAS — 0.94%
City of Topeka KS GO Series A
5.00%, 08/15/20	50	54,204

Security		Principal (000s)	Value
City of Wichita KS GO
Series 811
5.00%, 06/01/20		$115	$123,955
Series A
4.00%, 09/01/20		55	58,277
Johnson County Unified School District No. 232 De Soto GO
Series A
5.00%, 09/01/20		210	227,951
Series B
5.00%, 09/01/20		150	162,822
Kansas Turnpike Authority RB Series A
5.00%, 09/01/20		25	27,124
State of Kansas Department of Transportation RB
Series A
3.13%, 09/01/20		10	10,372
Series B
5.00%, 09/01/20		775	841,456
Series C
5.00%, 09/01/20		550	597,162
Wyandotte County Unified School District No. 500 Kansas City GO
5.25%, 09/01/20	(AGM)	75	81,979

			2,185,302
KENTUCKY — 0.15%
Kentucky State Property & Building Commission RB
4.00%, 08/01/20		60	62,875
5.00%, 08/01/20		55	59,211
5.50%, 08/01/20	(AMBAC)	10	10,854
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/20		205	221,193

			354,133
LOUISIANA — 0.55%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/20		105	112,633
St. Tammany Parish Sales Tax District No. 3 RB
4.00%, 06/01/20		105	110,324
State of Louisiana GO
Series A
5.00%, 08/01/20		250	270,257
5.00%, 09/01/20		100	108,358
5.00%, 09/01/28	(PR 09/01/20)	100	108,575
Series C
4.00%, 07/15/20		140	147,736
5.00%, 07/15/20		230	248,384
5.00%, 08/01/20		85	91,888
State of Louisiana RB Series A
5.00%, 06/15/20		80	86,148

			1,284,303

174

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2017

Security	Principal (000s)	Value
MAINE — 0.30%
Maine Municipal Bond Bank RB
Series A
5.00%, 09/01/20	$85	$91,896
Maine Turnpike Authority RB
5.00%, 07/01/20	165	178,622
State of Maine GO
Series B
4.00%, 06/01/20	410	432,780

		703,298
MARYLAND — 5.42%
City of Baltimore MD RB
Series D
5.00%, 07/01/20	700	756,182
City of Frederick MD GO
5.00%, 09/01/20	400	434,628
County of Baltimore MD GO
4.00%, 08/01/20	235	248,940
5.00%, 08/01/20	860	933,315
County of Frederick MD GO
4.00%, 08/01/20	25	26,503
County of Montgomery MD GO
Series A
5.00%, 07/01/20	780	844,600
5.00%, 08/01/20	200	217,050
County of Prince George’s MD GOL
Series A
5.00%, 09/01/20	250	271,985
Series B
4.00%, 07/15/20	420	444,927
Maryland State Transportation Authority RB
Series A
5.00%, 07/01/20	190	205,299
State of Maryland Department of Transportation RB
5.00%, 06/01/20	95	102,609
5.00%, 09/01/20	1,500	1,631,910
State of Maryland GO
Second Series E
4.50%, 08/01/20	1,370	1,469,572
Series A
5.00%, 08/01/20	355	385,263
Series B
5.00%, 08/01/20	965	1,047,266
Series C
5.00%, 08/01/20	1,315	1,427,104
5.25%, 08/01/20	1,000	1,091,540
Washington Suburban Sanitary Commission GO
5.00%, 06/01/20	885	955,879
Series A
4.00%, 06/01/20	125	131,975

		12,626,547

Security		Principal (000s)	Value
MASSACHUSETTS — 6.43%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A
5.00%, 06/15/20		$260	$280,566
Commonwealth of Massachusetts GO
Series A
5.25%, 08/01/20	(AMBAC)	565	615,816
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/20		305	332,432
5.25%, 08/01/20	(AGM)	375	408,728
Series B
3.00%, 08/01/20		100	103,341
4.00%, 08/01/20		50	52,927
4.00%, 06/01/28	(PR 06/01/20)	350	369,446
5.00%, 08/01/20		900	975,294
5.00%, 06/01/25	(PR 06/01/20)	2,215	2,390,206
5.25%, 08/01/20		895	975,496
5.25%, 09/01/20	(AGM)	160	174,845
Series C
5.00%, 08/01/20		580	628,523
Series D
1.05%, 08/01/43	(MT 07/01/20)	700	687,372
5.50%, 08/01/20		20	21,925
Series E
5.00%, 09/01/20		445	483,404
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/20		620	670,710
5.25%, 07/01/20		315	342,279
Series B
5.25%, 07/01/20		875	950,775
Series C
5.00%, 07/01/20		565	610,494
5.50%, 07/01/20		55	60,097
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20		490	531,773
5.25%, 08/01/20		90	98,239
Series 15A
5.00%, 08/01/20		200	217,050
Massachusetts Port Authority RB
Series C
5.00%, 07/01/20		45	48,623
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/20		220	232,894
5.00%, 08/15/20		715	775,889
Series C
5.00%, 08/15/20	(ETM)	365	395,791
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/20	(ETM)	35	37,031
5.00%, 08/01/40	(PR 08/01/20)	600	649,884
Series J
5.50%, 08/01/20	(AGM)	775	850,190

			14,972,040

175

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2017

Security	Principal (000s)	Value
MICHIGAN — 0.10%
Michigan State University RB
Series A
5.00%, 08/15/20	$205	$222,733

222,733
MINNESOTA — 2.30%
Metropolitan Council GO
Series D
5.00%, 09/01/20	125	135,993
Series E
5.00%, 09/01/20	250	271,985
State of Minnesota GO
5.00%, 08/01/20	325	352,449
5.00%, 08/01/20	(ETM)	5	5,416
Series A
5.00%, 08/01/20	355	384,984
Series B
4.00%, 08/01/20	225	238,347
5.00%, 08/01/20	1,210	1,312,196
Series D
5.00%, 08/01/20	1,275	1,382,687
Series E
5.00%, 08/01/20	100	108,446
State of Minnesota RB
Series A
5.00%, 06/01/20	285	307,615
University of Minnesota RB
4.00%, 08/01/20	170	179,819
5.00%, 08/01/20	120	129,944
Series A
5.00%, 09/01/20	500	543,015

5,352,896
MISSOURI — 0.53%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/20	1,145	1,239,531

1,239,531
MONTANA — 0.06%
Montana Department of Transportation RB
3.00%, 06/01/20	20	20,511
State of Montana GO
5.00%, 08/01/20	100	108,525

129,036
NEBRASKA — 0.50%
City of Lincoln NE Electric System Revenue RB
Series A
5.00%, 09/01/20	530	575,882

Security	Principal (000s)	Value
Douglas County School District No. 17/NE GO
4.00%, 06/15/20	$100	$105,644
Nebraska Public Power District RB
5.00%, 07/01/20	400	431,900
University of Nebraska RB
5.00%, 07/01/20	50	54,026

		1,167,452
NEVADA — 2.19%
City of Las Vegas NV GOL
5.00%, 09/01/20	50	54,328
Clark County School District GOL
Series A
5.00%, 06/15/20	170	183,192
Series B
5.00%, 06/15/20	1,395	1,503,252
Series D
5.00%, 06/15/20	200	215,520
County of Clark Department of Aviation RB
5.00%, 07/01/20	70	75,565
Series C
5.00%, 07/01/20	60	64,770
County of Clark NV GOL
5.00%, 06/01/20	105	113,201
County of Clark NV RB
5.00%, 07/01/20	450	486,117
Series B
5.00%, 07/01/20	95	102,625
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/20	135	145,645
Nevada System of Higher Education RB
Series A
5.00%, 07/01/20	280	302,616
Series B
4.00%, 07/01/20	445	470,116
State of Nevada GOL
5.00%, 06/01/20	325	350,308
5.00%, 08/01/20	455	492,706
Series B
5.00%, 08/01/20	30	32,486
Series C
5.00%, 06/01/20	325	350,308
5.00%, 08/01/20	95	102,873
Washoe County School District/NV GOL
Series F
5.00%, 06/01/20	50	53,819

		5,099,447
NEW HAMPSHIRE — 0.65%
New Hampshire Health and Education Facilities Authority Act RB
5.00%, 07/01/20	165	178,159
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/20	325	352,242
Series B
5.00%, 08/15/20	115	124,793

176

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Series C
5.25%, 08/15/20		$185	$201,935
State of New Hampshire GO
Series A
3.50%, 07/01/20		140	146,479
5.00%, 07/01/20		100	108,282
Series B
5.00%, 06/01/20		160	172,814
State of New Hampshire RB
5.00%, 09/01/20		210	226,754

			1,511,458
NEW JERSEY — 1.97%
New Jersey Building Authority RB
Series A
3.00%, 06/15/20		20	20,212
3.00%, 06/15/20	(ETM)	5	5,150
New Jersey Economic Development Authority RB
5.00%, 06/15/20		30	32,081
5.00%, 09/01/20		85	90,255
5.00%, 09/01/20	(ETM)	230	249,410
Series A
5.00%, 06/15/20		200	211,564
Series DDD
5.00%, 06/15/20		250	264,455
Series EE
4.50%, 09/01/20		65	68,222
Series XX
5.00%, 06/15/20		320	338,502
New Jersey Educational Facilities Authority RB
5.00%, 09/01/20		30	31,910
Series A
5.00%, 07/01/20		25	27,090
New Jersey Transportation Trust Fund Authority RB
Series A
4.00%, 06/15/20		75	77,675
5.00%, 06/15/20		295	312,346
5.00%, 06/15/20	(SAP)	40	42,352
Series A-1
5.00%, 06/15/20		450	476,460
Series AA
5.00%, 06/15/20		460	487,048
5.00%, 06/15/20	(SAP)	95	100,586
Series B
5.00%, 06/15/20		460	487,048
State of New Jersey GO
5.00%, 06/01/20		340	363,637
Series Q
4.00%, 08/15/20		200	209,936
5.00%, 08/15/20		650	698,770

			4,594,709

Security	Principal (000s)	Value
NEW MEXICO — 1.26%
Albuquerque Bernalillo County Water Utility Authority RB
5.00%, 07/01/20	$75	$81,116
New Mexico Finance Authority RB
4.00%, 06/15/20	245	258,465
Series A
5.00%, 06/15/20	35	37,760
Series B
5.00%, 06/15/20	645	695,858
Series D
5.00%, 06/01/20	300	323,286
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/20	625	675,963
Series B
4.00%, 07/01/20	820	866,620

		2,939,068
NEW YORK — 8.22%
City of New York NY GO
Series 1
4.00%, 08/01/20	145	153,375
5.00%, 08/01/20	25	27,085
Series A
5.00%, 08/01/20	610	660,874
Series B
0.00%, 06/01/20[a]	70	67,072
3.00%, 08/01/20	255	263,323
4.00%, 08/01/20	275	290,884
5.00%, 08/01/20	1,360	1,473,424
Series C
3.00%, 08/01/20	25	25,816
5.00%, 08/01/20	660	715,044
Series D
5.00%, 08/01/20	470	509,198
Series E
4.00%, 08/01/20	270	285,595
5.00%, 08/01/20	500	541,700
Series F
4.00%, 08/01/20	170	179,819
5.00%, 08/01/20	410	444,194
Series G
4.00%, 08/01/20	150	158,664
5.00%, 08/01/20	380	411,692
Series H
5.00%, 08/01/20	435	471,279
Series H-2
5.00%, 06/01/20	230	248,023
Series I
3.50%, 08/01/20	50	52,260
5.00%, 08/01/20	380	411,692
Series I-1
5.00%, 08/01/20	160	173,344
Series J
5.00%, 08/01/20	2,290	2,480,986
Series J7
5.00%, 08/01/20	150	162,510

177

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Series K
5.00%, 08/01/20		$175	$189,595
County of Orange NY GOL
Series B
4.00%, 07/01/20		35	37,046
East Islip Union Free School District GO
Series A
5.00%, 06/15/20	(SAW)	175	188,974
Long Island Power Authority RB
0.00%, 06/01/20	(AGM)[a]	100	95,429
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/20	(SAW)	315	333,131
5.00%, 07/15/20	(SAW)	250	270,565
5.00%, 07/15/20	(ETM) (SAW)	365	395,120
Series S-1A
3.00%, 07/15/20	(SAW)	45	46,478
5.00%, 07/15/20	(SAW)	175	189,395
5.00%, 07/15/20	(ETM) (SAW)	75	81,092
Series S-2
4.00%, 07/15/20	(SAW)	225	237,951
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1
5.00%, 08/01/20		230	249,304
Series B
5.00%, 08/01/20		400	433,572
5.00%, 08/01/20	(ETM)	85	92,022
New York City Water & Sewer System RB
Series D
0.00%, 06/15/20[a]		220	210,397
Series EE
4.00%, 06/15/20		25	26,430
Series FF
5.00%, 06/15/20		260	281,219
Series GG
4.00%, 06/15/20		310	327,726
5.00%, 06/15/20		225	243,362
New York State Dormitory Authority RB
5.00%, 07/01/20	(SAP)	510	550,672
Series A
4.00%, 07/01/20		25	26,380
4.13%, 07/01/20		230	243,798
5.00%, 07/01/20		1,115	1,205,519
5.50%, 07/01/20	(NPFGC)	195	213,523
Series C
5.00%, 06/15/20		105	113,438
New York State Environmental Facilities Corp. RB
4.00%, 06/15/20		190	201,007
5.00%, 06/15/20		1,000	1,081,860
Series A
3.50%, 06/15/20		110	115,056
5.00%, 06/15/20		310	335,376
5.00%, 08/15/20		165	179,362
Series B
5.00%, 08/15/20		120	130,445

Security	Principal (000s)	Value
North Colonie Central School District GO
4.00%, 07/15/20	(SAW)	$100	$105,986
Port Authority of New York & New Jersey RB
3.00%, 07/15/20	75	77,502
Series 180
5.00%, 06/01/20	320	345,232
Suffolk County Water Authority RB
5.00%, 06/01/20	(ETM)	20	21,572
Town of Hempstead NY GOL
5.00%, 08/15/20	65	70,623

19,154,012
NORTH CAROLINA — 2.82%
City of Charlotte NC Airport Revenue RB
Series A
5.00%, 07/01/20	270	292,016
City of Charlotte NC Airport Revenue RB
Series C
5.00%, 07/01/20	105	113,562
City of Charlotte NC GO
Series A
5.00%, 07/01/20	410	443,956
Series C
5.00%, 06/01/20	25	27,002
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20	65	70,383
Series B
5.00%, 07/01/20	90	97,454
City of Durham NC GO
5.00%, 09/01/20	215	233,907
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/20	595	645,569
City of Raleigh NC GO
Series A
5.00%, 09/01/20	225	244,787
City of Winston-Salem NC GO
Series 2010B
4.00%, 06/01/20	50	52,778
City of Winston-Salem NC Water & Sewer System Revenue RB
Series A
5.00%, 06/01/20	50	53,955
County of Buncombe NC RB
Series A
5.00%, 06/01/20	205	221,267
County of Forsyth NC GO
Series E
4.00%, 07/01/20	210	222,065
County of Guilford NC GO
Series D
5.00%, 08/01/20	300	325,575
County of Mecklenburg NC GO
Series A
5.00%, 09/01/20	975	1,060,741
County of New Hanover NC GO
Series A
5.00%, 06/01/20	25	27,002
County of Onslow NC RB
5.00%, 06/01/20	60	64,568

178

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2017

Security	Principal (000s)	Value
County of Wake NC GO
5.00%, 09/01/20	$80	$87,035
State of North Carolina GO
5.00%, 06/01/20	500	540,290
Series 2013-D
4.00%, 06/01/20	585	618,357
Series A
5.00%, 06/01/20	50	54,029
Series B
5.00%, 06/01/20	465	502,470
State of North Carolina RB
Series B
5.00%, 06/01/20	525	566,396

		6,565,164
OHIO — 2.87%
City of Columbus OH GO
Series 1
4.00%, 07/01/20	585	618,901
5.00%, 07/01/20	285	308,310
Series A
5.00%, 07/01/20	120	129,815
5.00%, 08/15/20	260	282,212
City of Columbus OH GOL
4.00%, 08/15/20	225	238,484
5.00%, 08/15/20	50	54,245
Cleveland State University RB
5.00%, 06/01/20	125	134,088
Miami University/Oxford OH RB
5.00%, 09/01/20	325	352,960
Ohio State University (The) RB
Series A
4.00%, 06/01/20	90	95,044
5.00%, 06/01/20	185	199,724
Series B
5.00%, 06/01/20	95	102,561
Ohio State Water Development Authority RB
5.00%, 06/01/20	335	361,663
Series A
5.00%, 06/01/20	360	388,652
Ohio Water Development Authority RB
Series C
5.00%, 06/01/20	70	75,571
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series 2015A
5.00%, 06/01/20	125	134,949
State of Ohio Department of Administration COP
5.00%, 09/01/20	100	108,276
State of Ohio GO
5.00%, 08/01/20	60	65,051
Series A
5.00%, 09/01/20	625	679,281
Series B
4.00%, 08/01/20	180	190,631
5.00%, 06/15/20	200	216,072
5.00%, 08/01/20	765	829,405

Security		Principal (000s)	Value
5.00%, 09/01/20		$100	$108,685
Series C
5.00%, 08/01/20		855	926,982
University of Cincinnati RB
Series A
5.00%, 06/01/20		85	91,619

			6,693,181
OKLAHOMA — 0.46%
Grand River Dam Authority RB
Series A
4.00%, 06/01/20		30	31,623
5.00%, 06/01/20		375	404,107
Oklahoma Capital Improvement Authority RB
Series A
5.00%, 07/01/20		310	334,881
Series B
3.00%, 07/01/20		100	103,162
Oklahoma City Water Utilities Trust RB
4.00%, 07/01/20		165	174,520
Tulsa County Industrial Authority RB
4.00%, 09/01/20		20	21,181

			1,069,474
OREGON — 1.44%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/20		160	172,616
5.00%, 08/01/20		405	438,992
City of Tigard OR Water Revenue RB
4.00%, 08/01/20		110	116,325
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/20	(GTD)	100	108,061
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/20	(GTD)	55	59,406
Metro/OR GO
5.00%, 06/01/20		530	572,448
Series A
5.00%, 06/01/20		160	172,814
Portland Community College District GO
5.00%, 06/15/20		420	454,171
State of Oregon GO
Series A
4.00%, 08/01/20		230	243,643
Series C
5.00%, 06/01/20		325	350,789
Series N
5.00%, 08/01/20		35	37,956
Washington & Multnomah Counties School District No. 48J Beaverton GO
4.00%, 06/15/20	(GTD)	185	195,488
Series B
4.00%, 06/15/20	(GTD)	175	184,921
Washington Clackamas & Yamhill Counties School District No. 88J GO
5.00%, 06/15/20	(GTD)	235	253,943

			3,361,573

179

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
PENNSYLVANIA — 1.78%
City of Philadelphia PA GO
Series A
5.00%, 07/15/20		$110	$118,507
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 07/01/20		150	161,849
Commonwealth of Pennsylvania GO
5.38%, 07/01/20	(AGM)	300	325,971
First Series
5.00%, 06/01/20		225	241,357
5.00%, 07/01/20		235	252,665
Second Series
5.00%, 07/01/20		550	591,343
Series T
5.00%, 07/01/20		170	182,779
County of Bucks PA GO
5.00%, 06/01/20		500	539,920
County of Butler PA GO
5.00%, 07/15/20		150	161,990
County of Chester PA GO
5.00%, 07/15/20		650	704,652
Delaware County Authority RB
5.00%, 08/01/20		230	248,274
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/20		20	21,615
Pennsylvania Higher Educational Facilities Authority RB
Series AL
5.00%, 06/15/20		50	53,718
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/20		235	253,647
Pennsylvania Turnpike Commission RB
Series A
5.25%, 07/15/20	(AGM)	25	27,159
Pittsburgh Water & Sewer Authority RB
Series A
5.00%, 09/01/20	(AGM)	245	264,612

			4,150,058
RHODE ISLAND — 0.68%
Rhode Island Commerce Corp. RB
5.00%, 06/15/20		600	645,810
Rhode Island Health & Educational Building Corp. RB
Series A
4.50%, 09/01/20		210	225,288
State of Rhode Island GO
5.00%, 08/01/20		400	432,516
Series D
5.00%, 08/01/20		160	173,006
Series SE
5.00%, 08/01/20		100	108,129

			1,584,749

Security		Principal (000s)	Value
SOUTH CAROLINA — 0.14%
State of South Carolina GO
Series A
5.00%, 06/01/20		$150	$161,976
5.00%, 07/01/20		140	151,558

			313,534
TENNESSEE — 1.81%
City of Memphis TN GO
Series D
4.00%, 07/01/20		50	52,822
County of Blount TN GO
4.00%, 06/01/20		265	279,400
County of Knox TN GO
5.00%, 06/01/20		225	242,854
County of Sumner TN GO
5.00%, 06/01/20		145	156,291
County of Washington TN GO
Series A
4.00%, 06/01/20		300	316,230
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/20		475	513,247
Series A
4.00%, 07/01/20		195	205,957
5.00%, 07/01/20		240	259,325
Series C
5.00%, 07/01/20		75	81,039
Series D
4.00%, 07/01/20		300	316,857
5.00%, 07/01/20		255	275,533
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/20		235	253,922
Series A
4.00%, 07/01/20		125	131,992
State of Tennessee GO
Series A
5.00%, 08/01/20		805	873,626
5.00%, 09/01/20		40	43,518
Series B
5.00%, 08/01/20		200	217,050

			4,219,663
TEXAS — 6.91%
Austin Community College District GOL
5.00%, 08/01/20		45	48,682
Austin Independent School District GO
Series A
4.50%, 08/01/20	(PSF)	220	235,411
5.00%, 08/01/20		275	297,718
5.00%, 08/01/20	(PSF)	65	70,370
Series B
5.00%, 08/01/20		100	108,419
Central Texas Turnpike System RB
0.00%, 08/15/20	(ETM) (AMBAC)[a]	15	14,280

180

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
Series A
0.00%, 08/15/20	(AMBAC)[a]	$230	$218,500
City of Arlington TX GOL
5.00%, 08/15/20		90	97,640
City of Austin TX GOL
5.00%, 09/01/20		630	683,682
Series A
4.00%, 09/01/20		230	243,641
City of Beaumont TX Waterworks & Sewer System Revenue RB
5.00%, 09/01/20		35	37,840
Series A
5.00%, 09/01/20	(AGM)	50	54,057
City of Brownsville TX Utilities System Revenue RB
Series A
5.00%, 09/01/20		100	108,113
City of Corpus Christi TX Utility System Revenue RB
4.50%, 07/15/20		95	101,421
City of El Paso TX GOL
Series A
5.00%, 08/15/20		190	205,622
City of Houston TX Airport System Revenue RB
Series B
5.00%, 07/01/20		100	107,517
City of Houston TX RB
5.00%, 09/01/20		150	161,641
City of Irving TX Waterworks & Sewer System Revenue RB
4.50%, 08/15/20		285	305,486
City of Plano TX GOL
Series 2013
5.00%, 09/01/20		50	54,165
City of Round Rock TX GOL
4.00%, 08/15/20		85	89,914
County of Bexar TX GOL
5.00%, 06/15/20		200	215,820
County of Denton TX GOL
5.00%, 07/15/20		180	194,900
County of Harris TX RB
Series B
5.00%, 08/15/20		150	162,613
Dallas Independent School District GO
5.00%, 08/15/20	(PSF)	180	195,088
Del Mar College District GOL
5.00%, 08/15/20		20	21,607
Denton Independent School District GO
Series C
5.00%, 08/15/20	(PSF)	120	130,284
Eanes Independent School District GO
5.00%, 08/01/20	(PSF)	335	363,381
El Paso Independent School District GO
5.00%, 08/15/20	(PSF)	5	5,419
Fort Bend Independent School District GO
5.00%, 08/15/20	(PSF)	310	336,068
Series A
4.00%, 08/15/20	(PSF)	150	158,791
Frisco Independent School District GO
Series A
4.50%, 08/15/20	(PSF)	75	80,391
Series B

Security		Principal (000s)	Value
5.00%, 08/15/20	(PSF)	$75	$81,347
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/20	(PSF)	100	108,248
Series A
5.00%, 08/15/20		195	211,084
Series B
4.00%, 08/15/20		125	132,128
Hays Consolidated Independent School District GO
5.00%, 08/15/20	(PSF)	125	135,310
Keller Independent School District/TX GO
Series A
5.00%, 08/15/20		125	135,511
5.00%, 08/15/20	(PSF)	40	43,364
Leander Independent School District GO
0.00%, 08/15/20	(PSF)[a]	200	191,186
4.00%, 08/15/20	(PSF)	135	142,734
Series A
0.00%, 08/15/20	(PSF)[a]	50	47,797
Series D
0.00%, 08/15/20	(PSF)[a]	175	167,288
Lewisville Independent School District GO
0.00%, 08/15/20	(PSF)[a]	20	19,119
Series A
4.00%, 08/15/20	(PSF)	15	15,879
5.00%, 08/15/20	(PSF)	845	916,056
Series B
4.00%, 08/15/20		150	158,869
Lone Star College System GOL
Series A
5.00%, 08/15/20		405	438,514
Mesquite Independent School District GO
Series B
4.00%, 08/15/20	(PSF)	160	169,630
5.00%, 08/15/20	(PSF)	20	21,714
Series E
5.00%, 08/15/20	(PSF)	125	135,712
North East Independent School District/TX GO
5.00%, 08/01/20	(PSF)	75	81,156
North Texas Municipal Water District RB
5.00%, 06/01/20		135	145,479
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/20		80	84,745
5.00%, 09/01/20		595	645,700
5.25%, 09/01/20		140	152,835
Northside Independent School District GO
4.00%, 08/15/20	(PSF)	60	63,500
Permanent University Fund - Texas A&M University System RB
4.00%, 07/01/20		200	211,338
Series A
5.00%, 07/01/20		465	502,795
Permanent University Fund - University of Texas System RB
Series B
5.00%, 07/01/20		425	459,977
Round Rock Independent School District GO
5.00%, 08/01/20	(PSF)	340	368,953
Socorro Independent School District GO
4.00%, 08/15/20	(PSF)	150	158,671
Series A
5.00%, 08/15/20	(PSF)	110	119,162
Spring Independent School District GO

181

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
5.00%, 08/15/20	(BAM)	$40	$43,342
5.00%, 08/15/20	(PSF)	310	336,152
State of Texas GO
5.00%, 08/01/20		285	308,921
Series B
5.00%, 08/01/20		195	211,366
Series C-1
5.00%, 08/01/20		610	661,197
Tarrant Regional Water District RB
5.00%, 09/01/20		30	32,597
Texas City Independent School District/TX GO
3.00%, 08/15/20	(PSF)	100	103,442
Texas Municipal Power Agency RB
5.00%, 09/01/20		185	201,015
Texas Tech University RB
Series A
5.00%, 08/15/20		215	233,309
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/20		250	271,180
University of Texas System (The) RB
Series A
4.00%, 08/15/20		510	540,427
5.00%, 08/15/20		920	998,347
Series B
5.00%, 08/15/20		385	417,787
Series D
5.00%, 08/15/20		135	146,497
Series E
5.00%, 08/15/20		100	108,516
Ysleta Independent School District GO
Series A
5.00%, 08/15/20	(PSF)	90	97,544

			16,085,921
UTAH — 1.01%
Cache County School District GO
5.00%, 06/15/20	(GTD)	125	135,139
Davis School District GO
Series A
4.00%, 06/01/20	(GTD)	40	42,212
Series B
5.00%, 06/01/20	(GTD)	165	178,010
State of Utah GO
5.00%, 07/01/20		250	270,832
Series A
5.00%, 07/01/20		1,060	1,148,330
University of Utah (The) RB
Series 2014B
5.00%, 08/01/20		105	113,813
Series A
5.00%, 08/01/20		110	119,232
Utah Transit Authority RB
Series 2015A
5.00%, 06/15/20		185	200,052
Series C

Security		Principal (000s)	Value
5.25%, 06/15/20	(AGM)	$140	$152,158

			2,359,778
VERMONT — 0.08%
State of Vermont GO
Series C
4.00%, 08/15/20		150	159,147
Series F
5.00%, 08/15/20		30	32,595

			191,742
VIRGINIA — 3.68%
City of Alexandria VA GO
Series A
4.50%, 06/15/20		100	106,940
Series B
5.00%, 06/15/20	(SAW)	125	135,170
City of Chesapeake VA GO
Series A
5.00%, 08/01/20		500	542,625
City of Newport News VA GO
Series A
5.00%, 07/01/20		200	216,104
5.00%, 07/15/20	(SAW)	65	70,313
City of Richmond VA GO
Series B
5.00%, 07/15/20		250	270,500
5.00%, 07/15/20	(SAW)	50	54,100
Series C
4.00%, 07/15/20	(SAW)	55	58,151
Commonwealth of Virginia GO
Series A
5.00%, 06/01/20		255	275,423
Series A-1
4.00%, 06/01/20		90	95,088
Series B
5.00%, 06/01/20		50	54,005
County of Arlington VA GO
5.00%, 08/15/20		250	271,560
Series C
5.00%, 08/15/20		500	543,120
5.00%, 08/15/20	(SAW)	70	76,037
County of Henrico VA GO
5.00%, 07/15/20		150	162,534
5.00%, 08/01/20		25	27,118
Series A
4.00%, 08/01/20		105	111,256
County of Prince William VA GO
5.00%, 08/01/20	(SAW)	115	124,804
Series A
4.00%, 08/01/20		180	190,818
Hampton Roads Sanitation District RB
Series A
5.00%, 07/01/20		150	162,231
Northern Virginia Transportation Authority RB
5.00%, 06/01/20		135	145,645

182

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
University of Virginia RB
5.00%, 09/01/20		$405	$440,616
Virginia Beach Development Authority RB
Series C
5.00%, 08/01/20		285	307,791
Virginia College Building Authority RB
Series 2
5.00%, 09/01/20		85	92,173
Series 2012B
5.00%, 09/01/20		190	206,034
Series A
5.00%, 09/01/20		655	710,275
Virginia Public Building Authority RB
Series A
5.00%, 08/01/20		710	769,029
Series B
5.00%, 08/01/20		570	617,390
Series B-3
4.00%, 08/01/20		300	317,406
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	495	523,334
Series 2012A
5.00%, 08/01/20	(SAW)	575	622,345
Series A
5.00%, 08/01/20	(SAW)	115	124,469
Series C
5.00%, 08/01/20	(SAW)	25	27,059
Series D
4.00%, 08/01/20	(SAW)	120	126,869

			8,578,332
WASHINGTON — 6.56%
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 09/01/20		310	336,837
City of Seattle WA GOL
5.00%, 09/01/20		100	108,712
Series A
5.00%, 06/01/20		40	43,174
Series B
5.00%, 08/01/20		480	520,541
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/20		500	543,285
Series A
5.00%, 06/01/20		25	26,971
City of Seattle WA Water System Revenue RB
5.00%, 08/01/20		130	140,911
5.00%, 09/01/20		255	277,075
County of King WA GOL
Series A
5.00%, 07/01/20		330	356,908
County of King WA Sewer Revenue RB
5.00%, 07/01/20		390	421,999
5.00%, 01/01/28	(PR 07/01/20)	150	162,078
5.00%, 01/01/30	(PR 07/01/20)	225	243,117
5.00%, 01/01/31	(PR 07/01/20)	500	540,260
Series B

Security		Principal (000s)	Value
4.00%, 07/01/20		$100	$105,770
County of Pierce WA GOL
Series A
5.00%, 07/01/20		80	86,339
Energy Northwest RB
4.00%, 07/01/20		50	52,860
5.00%, 07/01/20		265	286,608
Series A
5.00%, 07/01/20		1,470	1,589,864
Pierce County School District No. 10 Tacoma GO
4.00%, 06/01/20	(GTD)	65	68,595
Port of Seattle WA RB
5.50%, 09/01/20	(NPFGC)	375	410,066
State of Washington COP
5.00%, 07/01/20		75	81,020
Series A
5.00%, 07/01/20		280	302,473
Series B
4.00%, 07/01/20		200	211,188
State of Washington GO
5.00%, 07/01/20		580	628,036
Series 03-C
0.00%, 06/01/20[a]		140	134,049
Series A
5.00%, 07/01/20		505	546,824
5.00%, 08/01/20		100	108,525
Series B
5.00%, 08/01/20		780	846,495
Series B-1
5.00%, 08/01/20		270	293,018
Series C
5.00%, 06/01/20		225	243,020
Series D
5.00%, 07/01/20		30	32,485
Series R
4.00%, 07/01/20		300	317,538
5.00%, 07/01/20		310	335,674
Series R-2011B
5.00%, 07/01/20		705	763,388
Series R-2012C
5.00%, 07/01/20		60	64,969
Series R-2013A
5.00%, 07/01/20		330	357,331
Series R-2014A
5.00%, 07/01/20		170	184,079
Series R-2014B
5.00%, 07/01/20		175	189,493
Series R-2015
5.00%, 07/01/20		275	297,775
Series R-2015-C
5.00%, 07/01/20		120	129,938
Series R-2015E
5.00%, 07/01/20		75	81,212
Series R-2016C
5.00%, 07/01/20		75	81,212
Series R-2017A
5.00%, 08/01/20		700	759,675
Series R-F
5.00%, 07/01/20		150	162,423
State of Washington RB

183

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2017

Security		Principal (000s)	Value
5.00%, 07/01/20		$70	$75,440
5.00%, 09/01/20		1,060	1,147,439
University of Washington RB
5.00%, 07/01/20		165	178,454
Series A
5.00%, 07/01/20		220	237,939
Series C
5.00%, 07/01/20		150	162,231

			15,275,313
WEST VIRGINIA — 0.67%
School Building Authority of West Virginia RB
Series A
5.00%, 07/01/20		95	102,456
State of West Virginia GO
4.00%, 06/01/20		165	174,207
Series A
5.00%, 06/01/20		500	539,675
West Virginia Commissioner of Highways RB
Series A
5.00%, 09/01/20		375	406,545
West Virginia Water Development Authority RB
Series A
5.00%, 07/01/20		305	329,946

			1,552,829
WISCONSIN — 1.18%
City of Milwaukee WI Sewerage System Revenue RB
Series S1
5.00%, 06/01/20		40	43,174
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/20	(ETM)	100	105,556
5.00%, 06/01/20	(ETM)	195	209,943
Series 2
5.00%, 06/01/20	(ETM)	200	215,821
Series 4
5.00%, 06/01/20	(ETM)	190	204,560
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A
5.00%, 06/01/20		100	108,009
Wisconsin Department of Transportation RB
Series 1
3.50%, 07/01/20		15	15,675
5.00%, 07/01/20		345	373,131
Series 2
5.00%, 07/01/20		395	427,208
Series A
5.00%, 07/01/20		195	210,900
5.00%, 07/01/20	(AGM)	415	448,839
Series I
5.00%, 07/01/20	(NPFGC)	170	183,862

Security	Principal or Shares (000s)	Value
WPPI Energy RB
Series A
5.00%, 07/01/20	$195	$210,153

		2,756,831

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $232,608,888)		230,450,221

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Liquidity Funds: MuniCash	130	129,756

1.28%[b,c]		129,756

TOTAL SHORT-TERM INVESTMENTS
(Cost: $129,763)		129,756

TOTAL INVESTMENTS IN SECURITIES — 99.00%
(Cost: $232,738,651)		230,579,977
Other Assets, Less Liabilities — 1.00%		2,335,736

NET ASSETS — 100.00%		$232,915,713

COP   —  Certificates of Participation

ETM  —   Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MO  —  Moral Obligation

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

TA  —  Tax Allocation

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

BAM  —  Build America Mutual Assurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Zero-coupon bond.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

184

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)		Shares held at 12/31/17 (000s)	Value at 12/31/17	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds: MuniCash	467	—	(337)	[a]	130	$129,756	$4,913	$(217)	$(67)

[a]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal bonds & notes	$—	$230,450,221	$—	$230,450,221
Money Market Funds	129,756	—	—	129,756

Total	$129,756	$230,450,221	$—	$230,579,977

185

Consolidated Schedule of Investments (Unaudited)

iSHARES® INDIA 50 ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.71%

AUTO COMPONENTS — 0.45%
Bosch Ltd.	17,366	$5,486,584

		5,486,584
AUTOMOBILES — 9.16%
Bajaj Auto Ltd.	257,998	13,474,790
Hero MotoCorp. Ltd.	246,250	14,603,317
Mahindra & Mahindra Ltd.	1,768,761	20,814,169
Maruti Suzuki India Ltd.	252,141	38,435,133
Tata Motors Ltd.[a]	3,505,489	23,717,761

		111,045,170
BANKS — 26.28%
Axis Bank Ltd.	2,407,937	21,275,407
Axis Bank Ltd. GDR[b]	164,649	7,195,161
HDFC Bank Ltd.	2,116,940	62,101,108
HDFC Bank Ltd. ADR	510,434	51,895,825
ICICI Bank Ltd.	12,182,124	59,930,076
IndusInd Bank Ltd.	966,455	24,967,101
Kotak Mahindra Bank Ltd.	2,528,886	40,024,764
State Bank of India	7,041,287	34,187,378
Yes Bank Ltd.	3,486,865	17,216,490

		318,793,310
CHEMICALS — 1.96%
Asian Paints Ltd.	855,215	15,522,566
UPL Ltd.	694,337	8,296,907

		23,819,473
CONSTRUCTION & ENGINEERING — 3.80%
Larsen & Toubro Ltd.	2,338,837	46,106,171

		46,106,171
CONSTRUCTION MATERIALS — 1.60%
Ambuja Cements Ltd.	1,393,711	5,940,372
UltraTech Cement Ltd.	197,914	13,397,160

		19,337,532
CONSUMER FINANCE — 1.02%
Bajaj Finance Ltd.	448,400	12,341,143

		12,341,143
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.72%
Bharti Infratel Ltd.	1,473,664	8,744,667

		8,744,667

Security	Shares	Value
ELECTRIC UTILITIES — 1.08%
Power Grid Corp. of India Ltd.	4,168,237	$13,083,801

		13,083,801
GAS UTILITIES — 0.79%
GAIL India Ltd.	1,219,199	9,544,049

		9,544,049
HOUSEHOLD PRODUCTS — 2.40%
Hindustan Unilever Ltd.	1,354,992	29,038,045

		29,038,045
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.32%
NTPC Ltd.	5,787,437	16,049,138

		16,049,138
IT SERVICES — 11.36%
HCL Technologies Ltd.	1,056,349	14,737,829
Infosys Ltd.	3,790,953	61,891,231
Tata Consultancy Services Ltd.	944,169	39,957,531
Tech Mahindra Ltd.	1,186,273	9,368,077
Wipro Ltd.	2,400,361	11,818,001

		137,772,669
MACHINERY — 0.99%
Eicher Motors Ltd.	25,317	12,034,614

		12,034,614
MEDIA — 0.78%
Zee Entertainment Enterprises Ltd.	1,038,534	9,466,438

		9,466,438
METALS & MINING — 3.68%
Hindalco Industries Ltd.	2,768,074	11,863,329
Tata Steel Ltd.	1,271,260	14,587,299
Vedanta Ltd.	3,525,776	18,223,391

		44,674,019
OIL, GAS & CONSUMABLE FUELS — 12.70%
Bharat Petroleum Corp. Ltd.	1,481,433	12,015,790
Coal India Ltd.	2,472,858	10,187,427
Hindustan Petroleum Corp. Ltd.	1,416,446	9,289,480
Indian Oil Corp. Ltd.	1,934,456	11,776,004
Oil & Natural Gas Corp. Ltd.	5,355,848	16,379,484
Reliance Industries Ltd.	6,540,295	94,378,422

		154,026,607

186

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

December 31, 2017

Security	Shares	Value
PHARMACEUTICALS — 4.01%
Aurobindo Pharma Ltd.	533,484	$5,750,035
Cipla Ltd./India	962,002	9,171,254
Dr. Reddy’s Laboratories Ltd.	229,723	8,689,002
Lupin Ltd.	454,374	6,300,833
Sun Pharmaceutical Industries Ltd.	2,093,695	18,735,089

		48,646,213
THRIFTS & MORTGAGE FINANCE — 7.64%
Housing Development Finance Corp. Ltd.	3,029,641	81,185,977
Indiabulls Housing Finance Ltd.	613,157	11,495,103

		92,681,080
TOBACCO — 5.50%
ITC Ltd.	16,184,800	66,752,553

		66,752,553
TRANSPORTATION INFRASTRUCTURE — 0.76%
Adani Ports & Special Economic Zone Ltd.	1,453,587	9,238,143

		9,238,143
WIRELESS TELECOMMUNICATION SERVICES — 1.71%
Bharti Airtel Ltd.	2,502,425	20,765,491

		20,765,491

TOTAL COMMON STOCKS
(Cost: $806,968,241)		1,209,446,910

SHORT-TERM INVESTMENTS — 0.34%

MONEY MARKET FUNDS — 0.34%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	4,067,869	4,067,869

		4,067,869

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,067,869)		4,067,869

TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $811,036,110)		1,213,514,779
Other Assets, Less Liabilities — (0.05)%		(565,086)

NET ASSETS — 100.00%		$1,212,949,693

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	Non-income producing security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

187

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[a]	—	—	$—	$—	[b]	$(266)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	4,067,869	[a]	—	4,067,869	4,067,869	46,501		—	—

						$4,067,869	$46,501		$(266)	$—

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
SGX NIFTY 50	134	Jan 2018	$2,830	$6,755

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,209,446,910	$—	$—	$1,209,446,910
Money Market Funds	4,067,869	—	—	4,067,869

Total	$1,213,514,779	$—	$—	$1,213,514,779

Derivative financial instruments[a]
Assets
Futures Contracts	$6,755	$—	$—	$6,755

Total	$6,755	$—	$—	$6,755

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

188

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.67%

AUSTRALIA — 11.73%
Abacus Property Group	51,594	$166,260
Arena REIT	42,696	75,472
Astro Japan Property Group[a,b]	9,504	372
Aveo Group	69,336	145,339
BGP Holdings PLC[a,b]	1,986,852	24
BWP Trust	78,017	188,555
Cedar Woods Properties Ltd.	9,324	44,486
Charter Hall Group	74,003	348,446
Charter Hall Long Wale REIT[c]	28,134	91,541
Charter Hall Retail REIT	52,476	170,743
Cromwell Property Group	207,306	163,766
Dexus	161,844	1,234,216
Folkestone Education Trust	36,072	81,256
Gateway Lifestyle	48,892	83,365
GDI Property Group	82,650	80,806
Goodman Group	256,671	1,690,359
GPT Group (The)	287,769	1,150,151
Growthpoint Properties Australia Ltd.	41,027	109,424
Hotel Property Investments	24,336	63,385
Industria REIT[c]	20,340	40,091
Ingenia Communities Group	32,162	69,429
Investa Office Fund	79,409	282,599
LendLease Group	93,537	1,196,166
Mirvac Group	593,529	1,090,938
New South Resources Ltd.[b]	80,640	96,816
Propertylink Group	61,417	48,037
Rural Funds Group	40,168	72,574
Scentre Group	852,079	2,792,441
Servcorp Ltd.	7,308	32,924
Shopping Centres Australasia Property Group	113,369	206,605
Stockland	388,974	1,362,977
Vicinity Centres	515,023	1,095,685
Villa World Ltd.	18,360	41,070
Viva Energy REIT	69,709	123,222
Westfield Corp.	305,953	2,270,968

		16,710,508
AUSTRIA — 1.08%
BUWOG AG	17,989	621,034
CA Immobilien Anlagen AG	11,611	359,786
IMMOFINANZ AG	154,336	397,896
S IMMO AG	8,586	166,508

		1,545,224
BELGIUM — 0.96%
Aedifica SA	2,862	270,536
Befimmo SA	3,618	232,648
Cofinimmo SA	3,166	417,240
Intervest Offices & Warehouses NV	2,448	66,111
Retail Estates NV	1,008	89,340
Warehouses De Pauw CVA	2,595	291,135

		1,367,010

Security	Shares	Value
CANADA — 2.99%
Agellan Commercial Real Estate Investment Trust	2,736	26,073
Allied Properties REIT	7,175	240,970
Artis REIT	11,729	131,992
Boardwalk REIT[c]	3,565	122,603
Canadian Apartment Properties REIT	10,909	324,932
Canadian REIT	5,766	213,070
Choice Properties REIT	8,100	86,304
Cominar REIT	14,431	165,854
Crombie REIT	7,452	82,076
CT REIT	4,847	56,093
Dream Global REIT	13,239	129,120
Dream Industrial REIT	5,256	36,915
Dream Office REIT	5,944	105,127
Dream Unlimited Corp. Class Ab	10,764	66,666
First Capital Realty Inc.	26,774	442,761
Granite REIT	3,621	142,331
H&R REIT	23,093	393,684
InterRent REIT	6,264	45,645
Killam Apartment REIT	5,904	67,006
Morguard North American REIT	2,844	34,116
Morguard REIT	4,499	49,552
Northview Apartment Real Estate Investment Trust	3,852	76,828
NorthWest Healthcare Properties REIT	6,516	59,130
Pure Industrial Real Estate Trust	25,514	137,858
RioCan REIT	25,741	500,459
Slate Office REIT	4,644	30,171
Slate Retail REIT[b]	3,312	34,417
SmartCentres Real Estate Investment Trust	10,233	252,446
Summit Industrial Income REIT	1,872	10,981
Tricon Capital Group Inc.	21,645	199,529

		4,264,709
CHINA — 0.28%
China Merchants Land Ltd.	216,000	39,789
Gemdale Properties & Investment Corp. Ltd.	720,000	74,604
K Wah International Holdings Ltd.	207,000	113,068
Nam Tai Property Inc.	3,672	46,084
Road King Infrastructure Ltd.	36,000	62,078
Spring REIT	142,000	61,760

		397,383
DENMARK — 0.01%
TK Development A/Sb	11,196	12,820

		12,820
FINLAND — 0.17%
Citycon OYJ	57,665	149,429

189

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2017

Security	Shares	Value
Technopolis OYJ	19,728	$99,022

		248,451
FRANCE — 6.58%
Altarea SCA	571	142,685
Fonciere des Regions	8,540	968,877
Gecina SA	7,716	1,425,941
ICADE	7,261	714,349
Klepierre SA	33,293	1,465,802
Mercialys SA	8,820	195,352
Nexity SA	7,458	444,375
Unibail-Rodamco SE	15,935	4,018,298

		9,375,679
GERMANY — 7.05%
ADLER Real Estate AGb	4,355	69,474
ADO Properties SAd	4,446	225,723
alstria office REIT AG	19,939	308,862
Deutsche Euroshop AG	8,115	330,874
Deutsche Wohnen SE Bearer	56,845	2,488,741
DIC Asset AG	7,517	95,048
Grand City Properties SA	16,883	398,367
Hamborner REIT AG	12,630	150,114
LEG Immobilien AG	10,069	1,152,138
PATRIZIA Immobilien AGb	7,206	167,305
TAG Immobilien AG	23,401	445,103
TLG Immobilien AG	12,804	340,480
Vonovia SE	77,771	3,865,306
WCM Beteiligungs & Grundbesitz-AG	3,348	15,558

		10,053,093
HONG KONG — 16.50%
Asia Standard International Group Ltd.	74,000	17,986
Champion REIT	324,000	237,489
Chinese Estates Holdings Ltd.	75,000	120,886
CK Asset Holdings Ltd.	421,000	3,678,290
CSI Properties Ltd.	728,000	37,716
Emperor International Holdings Ltd.	145,000	48,597
Far East Consortium International Ltd./HK	180,000	108,221
Great Eagle Holdings Ltd.	39,000	204,297
Greenland Hong Kong Holdings Ltd.	124,000	49,332
Hang Lung Group Ltd.	139,000	511,206
Hang Lung Properties Ltd.	324,000	791,629
Henderson Land Development Co. Ltd.	218,640	1,440,390
HKR International Ltd.	115,200	72,062
Hongkong Land Holdings Ltd.	188,600	1,327,744
Hysan Development Co. Ltd.	72,000	381,769
International Entertainment Corp.[b]	64,000	15,719
Kerry Properties Ltd.	95,500	429,410
Kowloon Development Co. Ltd.	72,000	76,262
Lai Sun Development Co. Ltd.	37,960	64,583
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	123,500	54,030
Link REIT	353,000	3,271,571

Security	Shares	Value
Liu Chong Hing Investment Ltd.	30,000	$51,808
Master Glory Group Ltd.[b,c]	1,140,000	14,729
New World Development Co. Ltd.	884,000	1,327,589
Prosperity REIT	216,000	92,288
Sino Land Co. Ltd.	482,000	853,348
Soundwill Holdings Ltd.[c]	18,000	37,670
Sun Hung Kai Properties Ltd.	265,000	4,420,452
Sunlight REIT	180,000	123,418
Swire Properties Ltd.	170,600	549,949
Wang On Properties Ltd.[b,c]	620,000	103,105
Wharf Holdings Ltd. (The)	190,000	656,237
Wharf Real Estate Investment Co. Ltd.[b]	190,000	1,263,863
Wheelock & Co. Ltd.	128,000	913,666
Yuexiu REIT	180,000	117,892
Zhuguang Holdings Group Co. Ltd.[b]	310,000	42,035

		23,507,238
IRELAND — 0.37%
Green REIT PLC	115,452	215,577
Hibernia REIT PLC	113,660	208,000
Irish Residential Properties REIT PLC	58,089	104,630

		528,207
ISRAEL — 1.18%
ADO Group Ltd.[b]	2,181	42,432
Africa Israel Properties Ltd.[b]	2,232	55,214
Airport City Ltd.[b]	11,889	149,309
Alony Hetz Properties & Investments Ltd.	16,668	179,324
Alrov Properties and Lodgings Ltd.	1,297	41,198
Amot Investments Ltd.	20,286	121,833
Azrieli Group Ltd.	5,904	330,433
Big Shopping Centers Ltd.	720	50,127
Blue Square Real Estate Ltd.	792	33,125
Gazit-Globe Ltd.	14,782	157,202
Jerusalem Economy Ltd.[b]	27,684	76,601
Melisron Ltd.	2,785	131,903
Norstar Holdings Inc.	2,432	49,836
Property & Building Corp. Ltd.	324	32,571
REIT 1 Ltd.	27,589	120,078
Sella Capital Real Estate Ltd.	29,088	60,620
Summit Real Estate Holdings Ltd.	5,797	47,356

		1,679,162
ITALY — 0.15%
Beni Stabili SpA SIIQ	163,944	151,782
Immobiliare Grande Distribuzione SIIQ SpA	55,188	63,884

		215,666
JAPAN — 25.80%
Activia Properties Inc.	107	448,327
Advance Residence Investment Corp.	216	531,324
Aeon Mall Co. Ltd.	17,880	349,823
AEON REIT Investment Corp.	243	255,619
Ardepro Co. Ltd.[c]	27,300	21,326
Arealink Co. Ltd.	1,200	25,310

190

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2017

Security	Shares	Value
Comforia Residential REIT Inc.	84	$179,633
Daibiru Corp.	9,400	118,491
Daikyo Inc.	4,400	85,305
Daito Trust Construction Co. Ltd.	12,300	2,508,589
Daiwa House Industry Co. Ltd.	106,900	4,106,137
Daiwa House REIT Investment Corp.	242	575,086
Daiwa Office Investment Corp.	50	263,648
Frontier Real Estate Investment Corp.	80	311,052
Fukuoka REIT Corp.	125	186,640
Global One Real Estate Investment Corp.	36	127,670
GLP J-REIT	460	497,772
Goldcrest Co. Ltd.	3,600	72,735
Hankyu REIT Inc.	100	115,668
Health Care & Medical Investment Corp.	36	34,322
Heiwa Real Estate Co. Ltd.	4,600	82,976
Heiwa Real Estate REIT Inc.	169	140,421
Hoshino Resorts REIT Inc.	33	160,240
Hulic Co. Ltd.	77,900	875,467
Hulic Reit Inc.	144	209,640
Ichigo Hotel REIT Investment Corp.	36	39,052
Ichigo Inc.	35,300	133,805
Ichigo Office REIT Investment	252	172,921
Industrial & Infrastructure Fund Investment Corp.	65	279,272
Invesco Office J-Reit Inc.	144	139,973
Invincible Investment Corp.	675	287,317
Japan Excellent Inc.	216	251,377
Japan Hotel REIT Investment Corp.	646	433,534
Japan Logistics Fund Inc.	144	265,630
Japan Prime Realty Investment Corp.	144	457,630
Japan Property Management Center Co. Ltd.	3,600	52,314
Japan Real Estate Investment Corp.	210	997,337
Japan Rental Housing Investments Inc.	270	197,017
Japan Retail Fund Investment Corp.	429	786,786
Keihanshin Building Co. Ltd.	7,200	56,692
Kenedix Office Investment Corp.	65	369,285
Kenedix Residential Investment Corp.	57	165,459
Kenedix Retail REIT Corp.	76	157,195
LaSalle Logiport REIT	180	184,234
Leopalace21 Corp.	40,500	314,940
MCUBS MidCity Investment Corp.	210	139,814
Mirai Corp.	36	57,555
Mitsubishi Estate Co. Ltd.	223,300	3,885,202
Mitsubishi Estate Logistics REIT Investment Corp.[b]	36	87,467
Mitsui Fudosan Co. Ltd.	159,056	3,565,170
Mitsui Fudosan Logistics Park Inc.	33	104,874
Mori Hills REIT Investment Corp.	243	293,800
Mori Trust Hotel Reit Inc.[c]	61	77,218
Mori Trust Sogo REIT Inc.	158	219,924
Mugen Estate Co. Ltd.	1,400	14,354
Nippon Accommodations Fund Inc.	75	309,587
Nippon Building Fund Inc.	227	1,110,315
Nippon Commercial Development Co. Ltd.	1,200	18,344

Security	Shares	Value
Nippon Prologis REIT Inc.	327	$691,736
NIPPON REIT Investment Corp.	65	186,662
Nisshin Fudosan Co.	3,300	27,156
Nomura Real Estate Holdings Inc.	20,300	455,196
Nomura Real Estate Master Fund Inc.	673	835,799
NTT Urban Development Corp.	18,000	208,362
One REIT Inc.	31	68,797
Ooedo Onsen Reit Investment Corp.	36	27,739
Orix JREIT Inc.	432	598,626
Premier Investment Corp.	203	192,098
Sakura Sogo REIT Investment Corp.	26	21,580
SAMTY Co. Ltd.	3,600	53,688
Samty Residential Investment Corp.	72	58,546
Sekisui House Reit Inc.	144	168,224
Sekisui House Residential Investment Corp.	180	179,920
Shinoken Group Co. Ltd.	3,600	79,286
Star Asia Investment Corp.	72	71,648
Star Mica Co. Ltd.	1,600	24,387
Starts Proceed Investment Corp.	36	52,570
Sumitomo Realty & Development Co. Ltd.	76,000	2,498,251
Sun Frontier Fudousan Co. Ltd.	3,600	40,937
Takara Leben Co. Ltd.	14,400	63,659
TOC Co. Ltd.	10,800	92,325
Tokyo Tatemono Co. Ltd.	34,900	471,530
Tokyo Theatres Co. Inc.	500	6,538
Tokyu Fudosan Holdings Corp.	82,500	596,871
TOKYU REIT Inc.	163	202,574
Tosei Corp.	3,600	35,089
Tosei Reit Investment Corp.	36	34,226
United Urban Investment Corp.	493	709,412
Unizo Holdings Co. Ltd.	3,600	97,790

		36,759,837
NETHERLANDS — 0.69%
Brack Capital Properties NVb	720	83,290
Eurocommercial Properties NV	7,861	342,748
NSI NV	2,925	122,107
VastNed Retail NV	2,547	126,313
Wereldhave NV	6,380	306,444

		980,902
NEW ZEALAND — 0.59%
Argosy Property Ltd.	132,924	102,571
Goodman Property Trust	159,080	156,130
Investore Property Ltd.[c]	38,376	40,667
Kiwi Property Group Ltd.	229,190	229,015
Precinct Properties New Zealand Ltd.	157,452	152,293
Stride Property Group	60,009	75,541
Vital Healthcare Property Trust	55,476	87,194

		843,411
NORWAY — 0.23%
Entra ASA[d]	19,398	289,333
Selvaag Bolig ASA	7,416	30,736

		320,069
SINGAPORE — 7.71%
AIMS AMP Capital Industrial REIT[c]	96,785	98,494
Ascendas Hospitality Trust	125,700	80,890
Ascendas REIT	385,636	784,892

191

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2017

Security	Shares	Value
Ascott Residence Trust[c]	195,143	$178,146
Cache Logistics Trust	160,480	102,672
CapitaLand Commercial Trust	414,964	599,282
CapitaLand Ltd.	408,500	1,079,022
CapitaLand Mall Trust	432,800	689,811
CapitaLand Retail China Trust	88,960	107,838
CDL Hospitality Trusts	121,900	154,154
City Developments Ltd.	99,200	927,124
ESR-REIT	184,040	77,808
Far East Hospitality Trust	135,700	73,110
First REIT	90,000	93,610
Fortune REIT	216,000	266,916
Frasers Centrepoint Ltd.	57,100	88,872
Frasers Centrepoint Trust	93,100	156,049
Frasers Commercial Trust	99,200	110,602
Frasers Logistics & Industrial Trust	172,800	149,991
Global Logistic Properties Ltd.	473,400	1,193,773
GSH Corp. Ltd.	137,600	51,482
GuocoLand Ltd.[c]	43,200	72,409
Keppel DC REIT	116,824	125,006
Keppel REIT	286,900	270,498
Lippo Malls Indonesia Retail Trust	327,600	98,054
Manulife US Real Estate Investment Trust[c]	157,300	142,357
Mapletree Commercial Trust	300,321	364,053
Mapletree Greater China Commercial Trust[c]	285,900	263,138
Mapletree Industrial Trust	189,040	287,153
Mapletree Logistics Trust	326,764	322,754
OUE Hospitality Trust	183,100	116,458
Parkway Life REIT[c]	64,300	143,862
Sabana Shari’ah Compliant Industrial REIT	139,020	41,090
Soilbuild Business Space REIT	107,480	53,885
SPH REIT	107,900	84,776
Starhill Global REIT	213,800	123,986
Suntec REIT	358,900	577,398
UOL Group Ltd.	89,500	594,032
Wheelock Properties Singapore Ltd.[c]	43,600	61,987
Wing Tai Holdings Ltd.[c]	64,850	110,639
Yoma Strategic Holdings Ltd.	183,633	74,201

		10,992,274
SOUTH AFRICA — 1.22%
MAS Real Estate Inc.	58,212	141,063
NEPI Rockcastle PLC	92,842	1,601,327

		1,742,390
SPAIN — 1.52%
Aedas Homes SAU[b,d]	3,672	134,926
Axiare Patrimonio SOCIMI SA	10,728	237,290
Hispania Activos Inmobiliarios SOCIMI SA	17,424	328,487
Inmobiliaria Colonial SOCIMI SA	51,301	510,251
Lar Espana Real Estate SOCIMI SA	15,177	162,016
Merlin Properties SOCIMI SA	53,294	723,148
Quabit Inmobiliaria SAb,c	8,939	20,180
Realia Business SAb	31,889	42,122

		2,158,420

Security	Shares	Value
SWEDEN — 2.44%
Castellum AB	43,685	$738,443
D. Carnegie & Co. ABb	6,284	93,828
Dios Fastigheter AB	14,145	96,315
Fabege AB	22,411	477,919
Fastighets AB Balder Class Bb	15,573	417,309
Hemfosa Fastigheter AB	25,113	337,089
Hufvudstaden AB Class A	18,768	301,205
Klovern AB Class B	87,800	114,958
Kungsleden AB	30,578	222,216
Magnolia Bostad ABc	2,880	17,588
Victoria Park AB Class B	17,316	62,179
Wallenstam AB Class B	33,802	325,738
Wihlborgs Fastigheter AB	11,192	268,335

		3,473,122
SWITZERLAND — 1.71%
Allreal Holding AG Registered	2,287	386,760
Intershop Holdings AG	238	118,939
Mobimo Holding AG Registered	1,000	268,343
PSP Swiss Property AG Registered	6,488	614,845
Swiss Prime Site AG Registered	11,382	1,051,185

		2,440,072
UNITED KINGDOM — 8.71%
AEW UK Long Lease REIT PLC[d]	5,364	7,383
Assura PLC	380,592	328,986
Big Yellow Group PLC	23,686	278,599
British Land Co. PLC (The)	163,022	1,524,951
Capital & Counties Properties PLC[c]	120,942	523,043
Capital & Regional PLC	75,132	59,456
Civitas Social Housing PLC	34,632	53,056
Derwent London PLC	17,782	750,022
Empiric Student Property PLC	88,424	110,943
F&C Commercial Property Trust Ltd.	128,718	236,634
Grainger PLC	67,871	265,797
Great Portland Estates PLC	52,576	489,676
Hammerson PLC	127,042	940,053
Hansteen Holdings PLC	64,194	124,179
Helical PLC	18,036	82,954
Intu Properties PLC	140,246	479,986
Land Securities Group PLC	120,534	1,643,568
LondonMetric Property PLC	111,877	281,495
LXI REIT PLC	22,617	31,972
NewRiver REIT PLC	49,356	223,267
Picton Property Income Ltd. (The)	94,896	107,510
Primary Health Properties PLC	97,848	154,866
RDI REIT PLC	206,149	102,679
Regional REIT Ltd.[d]	44,939	62,615
Safestore Holdings PLC	34,117	230,574
Schroder REIT Ltd.	91,260	74,688
Segro PLC	159,336	1,265,230
Shaftesbury PLC	39,384	556,209
ST Modwen Properties PLC	30,708	168,570
Tritax Big Box REIT PLC	219,216	441,555
UK Commercial Property Trust Ltd.	110,556	132,505

192

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2017

Security	Shares	Value
UNITE Group PLC (The)	38,686	$421,277
Workspace Group PLC	19,281	261,345

		12,415,643

TOTAL COMMON STOCKS
(Cost: $124,174,934)		142,031,290

SHORT-TERM INVESTMENTS — 1.35%

MONEY MARKET FUNDS — 1.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[e,f,g]	1,923,012	1,923,204
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[e,f]	40	40

		1,923,244

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,923,108)		1,923,244

TOTAL INVESTMENTS IN SECURITIES — 101.02%
(Cost: $126,098,042)		143,954,534
Other Assets, Less Liabilities — (1.02)%		(1,447,897)

NET ASSETS — 100.00%		$142,506,637

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

193

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,502,357	—	(579,345)[a]	1,923,012	$1,923,204	$—	[b]	$236	$(689)
BlackRock Cash Funds: Treasury, SL Agency Shares	39,506	—	(39,466)[a]	40	40	517		—	—

					$1,923,244	$517		$236	$(689)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$142,030,894	$—	$396	$142,031,290
Money Market Funds	1,923,244	—	—	1,923,244

Total	$143,954,138	$—	$396	$143,954,534

194

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.21%

AUSTRALIA — 1.27%
Amcor Ltd./Australia	13,806	$166,511
Aristocrat Leisure Ltd.	3,150	58,391
Challenger Ltd./Australia	7,128	78,220
Corporate Travel Management Ltd.	954	15,565
CSL Ltd.	1,872	206,889
Domino’s Pizza Enterprises Ltd.[a]	648	23,669
Nufarm Ltd./Australia	1,512	10,336
Ramsay Health Care Ltd.	1,152	63,181
REA Group Ltd.	414	24,820
Washington H Soul Pattinson & Co. Ltd.	1,314	18,294

		665,876
AUSTRIA — 0.09%
Voestalpine AG	792	47,404

		47,404
BELGIUM — 0.58%
Ageas	3,294	161,045
Lotus Bakeries	18	45,757
Melexis NV	306	31,001
UCB SA	810	64,370

		302,173
BRAZIL — 0.52%
Ambev SA	36,000	230,949
Ultrapar Participacoes SA	1,800	40,698

		271,647
CANADA — 13.59%
Alimentation Couche-Tard Inc. Class B	720	37,691
Atco Ltd./Canada Class I	918	32,970
Bank of Montreal	7,452	598,265
Bank of Nova Scotia (The)	14,796	957,940
Boyd Group Income Fund	69	5,556
Brookfield Asset Management Inc. Class A	4,068	177,661
Canadian Imperial Bank of Commerce	5,814	568,616
Canadian National Railway Co.	3,924	324,612
Canadian Natural Resources Ltd.	8,838	316,855
Canadian Tire Corp. Ltd. Class A	414	54,156
Canadian Utilities Ltd. Class A	1,807	53,953
Canadian Western Bank	1,440	45,110
CI Financial Corp.	4,680	111,196
Cogeco Communications Inc.	111	7,661
Dollarama Inc.	180	22,562
Emera Inc.	3,204	120,136
Empire Co. Ltd. Class A	864	16,888
Equitable Group Inc.	159	9,073
Finning International Inc.	1,890	47,848
Fortis Inc./Canada	4,986	183,491
Genworth MI Canada Inc.	864	29,996
Gildan Activewear Inc.	864	28,004

Security	Shares	Value
Imperial Oil Ltd.	1,302	$40,766
Intact Financial Corp.	1,026	85,973
Laurentian Bank of Canada	1,029	46,426
Loblaw Companies Ltd.	1,026	55,863
Magna International Inc. Class A	2,376	135,094
Methanex Corp.	702	42,671
Metro Inc.	1,422	45,681
National Bank of Canada	4,122	206,338
Ritchie Bros Auctioneers Inc.	1,008	30,281
Royal Bank of Canada	16,236	1,330,161
SNC-Lavalin Group Inc.	1,281	58,327
Stantec Inc.	702	19,699
Stella-Jones Inc.[a]	216	8,706
TELUS Corp.	1,996	75,861
Toromont Industries Ltd.	414	18,206
Toronto-Dominion Bank (The)	19,386	1,139,534
Transcontinental Inc. Class A	462	9,159

		7,098,986
CHINA — 1.56%
Beijing Capital International Airport Co. Ltd. Class H	2,000	3,014
China Everbright International Ltd.	21,000	29,980
China Gas Holdings Ltd.	6,000	16,579
China Medical System Holdings Ltd.	18,000	41,953
China Overseas Land & Investment Ltd.	46,000	147,992
China Resources Gas Group Ltd.	4,000	14,506
China Resources Land Ltd.	36,000	105,919
Guangdong Investment Ltd.	72,000	96,340
Hengan International Group Co. Ltd.	9,000	99,875
Lee & Man Paper Manufacturing Ltd.	18,000	21,276
Longfor Properties Co. Ltd.	21,000	52,599
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	3,600	9,740
Sinopharm Group Co. Ltd. Class H	8,400	36,319
Tencent Holdings Ltd.	2,600	135,034
Tongda Group Holdings Ltd.	10,000	2,558

		813,684
DENMARK — 0.51%
Chr Hansen Holding A/S	396	37,171
Coloplast A/S Class B	1,206	95,988
DSV A/S	180	14,184
GN Store Nord A/S	540	17,462
Novozymes A/S Class B	918	52,485
Ringkjoebing Landbobank AS	684	35,466
Schouw & Co. AB	144	13,505

		266,261
FINLAND — 0.33%
Amer Sports OYJ	1,071	29,695
Huhtamaki OYJ	684	28,747
Tieto OYJ	1,152	35,939
Wartsila OYJ Abp	1,260	79,584

		173,965

195

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

December 31, 2017

Security	Shares	Value
FRANCE — 11.00%
Air Liquide SA	3,420	$431,413
Airbus SE	2,880	287,039
Arkema SA	558	68,043
Atos SE	432	62,950
AXA SA	28,458	845,254
Cie. Plastic Omnium SA	84	3,822
Dassault Systemes SE	270	28,722
Essilor International Cie Generale d’Optique SA	864	119,260
Eurofins Scientific SE	18	10,971
Hermes International	90	48,227
Imerys SA	231	21,786
Ingenico Group SA	378	40,402
IPSOS	537	19,796
L’Oreal SA	1,440	319,807
Legrand SA	1,170	90,183
LVMH Moet Hennessy Louis Vuitton SE	1,494	440,247
Orpea	234	27,621
Publicis Groupe SA	2,286	155,506
Rubis SCA	684	48,443
Safran SA	1,782	183,832
Sanofi	15,966	1,377,506
SCOR SE	2,754	110,933
SEB SA	105	19,474
Societe Generale SA	14,400	744,400
Sodexo SA	576	77,501
Stef SA	66	7,483
Teleperformance	252	36,146
Valeo SA	1,638	122,480

		5,749,247
GERMANY — 8.24%
BASF SE	9,414	1,037,060
Bayer AG Registered	7,272	908,151
Bayerische Motoren Werke AG	4,842	504,853
Bertrandt AG	18	2,197
Brenntag AG	936	59,311
Continental AG	666	179,980
Drillisch AG	504	41,656
Duerr AG	252	32,242
Fresenius Medical Care AG & Co. KGaA	792	83,482
Fresenius SE & Co. KGaA	1,428	111,578
Gerresheimer AG	216	17,928
GRENKE AG	273	25,950
HeidelbergCement AG	738	79,979
Henkel AG & Co. KGaA	828	99,426
Krones AGa	63	8,662
Merck KGaA	576	62,077
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,340	507,884

Security	Shares	Value
Rational AG	36	$23,222
SAP SE	4,284	480,728
Symrise AG	468	40,249

		4,306,615
HONG KONG — 3.10%
AIA Group Ltd.	54,000	460,402
CK Infrastructure Holdings Ltd.	10,500	90,194
CLP Holdings Ltd.	22,500	230,115
Hang Seng Bank Ltd.	8,700	215,906
Henderson Land Development Co. Ltd.	18,200	119,901
Hong Kong & China Gas Co. Ltd.	54,880	107,551
Hysan Development Co. Ltd.	3,000	15,907
Johnson Electric Holdings Ltd.	9,000	37,705
Man Wah Holdings Ltd.	21,600	20,530
Minth Group Ltd.	2,000	12,063
MTR Corp. Ltd.[a]	13,000	76,164
New World Development Co. Ltd.	72,000	108,129
Samsonite International SA	5,400	24,799
Swire Properties Ltd.	7,200	23,210
Techtronic Industries Co. Ltd.	10,500	68,435
Wheelock & Co. Ltd.	1,000	7,138

		1,618,149
HUNGARY — 0.12%
OTP Bank PLC	1,566	64,984

		64,984
INDIA — 1.92%
Infosys Ltd. ADR	33,174	538,082
Larsen & Toubro Ltd. GDR[b]	11,754	227,440
Reliance Industries Ltd. GDR[c]	8,352	238,450

		1,003,972
INDONESIA — 0.36%
Bank Central Asia Tbk PT	36,000	58,109
Bank Rakyat Indonesia Persero Tbk PT	444,600	119,281
Indofood CBP Sukses Makmur Tbk PT	18,900	12,398

		189,788
IRELAND — 0.47%
C&C Group PLC	9,738	33,326
Glanbia PLC	234	4,187
Kerry Group PLC Class A	324	36,377
Kingspan Group PLC	551	24,087
Paddy Power Betfair PLC	558	66,469
Smurfit Kappa Group PLC	2,412	81,647

		246,093
ISRAEL — 0.04%
Azrieli Group Ltd.	378	21,156

		21,156
ITALY — 0.25%
A2A SpA	14,724	27,264
ACEA SpA	183	3,384
DiaSorin SpA	27	2,399

196

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

December 31, 2017

Security	Shares	Value
Luxottica Group SpA	810	$49,751
Recordati SpA	1,098	48,863

		131,661
JAPAN — 10.77%
Aeon Delight Co. Ltd.	100	3,746
AEON Financial Service Co. Ltd.	700	16,305
Aica Kogyo Co. Ltd.	100	3,715
Asahi Group Holdings Ltd.	2,100	104,208
Bandai Namco Holdings Inc.	2,100	68,695
Calbee Inc.[a]	300	9,760
Central Japan Railway Co.	300	53,742
Daito Trust Construction Co. Ltd.	700	142,765
Denso Corp.	3,600	216,128
East Japan Railway Co.	2,100	204,967
Fuji Electric Co. Ltd.	1,000	7,537
Hakuhodo DY Holdings Inc.	2,100	27,273
HIS Co. Ltd.	400	14,505
Hitachi Capital Corp.	700	17,617
Horiba Ltd.	100	6,028
Itochu Techno-Solutions Corp.	200	8,682
J Front Retailing Co. Ltd.	2,100	39,577
Japan Tobacco Inc.	14,400	464,149
Kakaku.com Inc.	300	5,073
Kaken Pharmaceutical Co. Ltd.	100	5,166
Kansai Paint Co. Ltd.	400	10,397
Kao Corp.	2,400	162,322
KDDI Corp.	16,200	403,310
Kewpie Corp.	1,800	48,016
Kobayashi Pharmaceutical Co. Ltd.	100	6,498
Kurita Water Industries Ltd.	1,800	58,482
Lawson Inc.	300	19,947
Marui Group Co. Ltd.	1,800	32,964
Medipal Holdings Corp.	1,800	35,265
Miraca Holdings Inc.	100	4,283
MISUMI Group Inc.	1,800	52,410
Mitsubishi Chemical Holdings Corp.	10,800	118,546
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,400	32,165
MonotaRO Co. Ltd.	200	6,391
MS&AD Insurance Group Holdings Inc.	7,200	243,771
Murata Manufacturing Co. Ltd.	1,800	241,598
NHK Spring Co. Ltd.	3,600	39,627
Nikkon Holdings Co. Ltd.	100	2,818
Nippon Telegraph & Telephone Corp.	5,400	254,109
Nissan Motor Co. Ltd.	37,800	376,993
NTT DOCOMO Inc.	12,900	304,722
Obic Co. Ltd.	100	7,350
PALTAC Corp.	200	9,126
Park24 Co. Ltd.	1,800	43,095
Persol Holdings Co. Ltd.	300	7,521
Relo Group Inc.	300	8,176
Sanwa Holdings Corp.	2,600	35,821
SCSK Corp.	100	4,616

Security	Shares	Value
Sekisui Chemical Co. Ltd.	1,800	$36,144
Sekisui House Ltd.	7,200	130,099
Senko Group Holdings Co. Ltd.	4,500	32,517
Seven & i Holdings Co. Ltd.	5,400	224,485
Seven Bank Ltd.	12,000	41,118
Shionogi & Co. Ltd.	1,800	97,422
Sohgo Security Services Co. Ltd.[a]	200	10,883
Sojitz Corp.	18,000	55,286
Stanley Electric Co. Ltd.	100	4,061
Sugi Holdings Co. Ltd.	100	5,104
Sumitomo Electric Industries Ltd.	6,800	114,993
Suruga Bank Ltd.	1,800	38,621
Suzuki Motor Corp.	2,100	121,806
Sysmex Corp.	300	23,622
T-Gaia Corp.	1,800	41,832
Tokai Rika Co. Ltd.	2,100	44,218
Tokio Marine Holdings Inc.	7,200	328,586
Tokyo Century Corp.	200	9,711
Tokyo Seimitsu Co. Ltd.	100	3,959
TOTO Ltd.	300	17,710
TS Tech Co. Ltd.	100	4,115
Unicharm Corp.	400	10,402
USS Co. Ltd.	2,600	55,070
Valor Holdings Co. Ltd.	400	9,353
West Japan Railway Co.	2,100	153,366
Yakult Honsha Co. Ltd.	300	22,636

		5,627,096
MALAYSIA — 0.25%
Public Bank Bhd	25,200	129,394

		129,394
MEXICO — 0.78%
Alfa SAB de CV	33,600	37,128
America Movil SAB de CV Series L	154,800	134,106
Grupo Financiero Banorte SAB de CV Series O	37,800	208,325
Grupo Financiero Inbursa SAB de CV Series O	16,200	26,595

		406,154
NETHERLANDS — 3.06%
Aalberts Industries NV	774	39,403
ASML Holding NV	1,314	229,025
Gemalto NV	468	27,818
Koninklijke Ahold Delhaize NV	11,358	250,065
RELX NV	6,282	144,570
Unilever NV CVA	16,128	909,354

		1,600,235
NEW ZEALAND — 0.05%
Ryman Healthcare Ltd.	3,129	23,566

		23,566
NORWAY — 0.87%
Bakkafrost P/F	630	26,781
DNB ASA	12,168	226,271
Telenor ASA	9,090	195,484

197

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

December 31, 2017

Security	Shares	Value
Tomra Systems ASA	310	$4,984

		453,520
PHILIPPINES — 0.19%
Ayala Land Inc.	36,000	32,164
International Container Terminal Services Inc.	8,460	17,879
Metro Pacific Investments Corp.	109,200	14,984
SM Investments Corp.	1,805	35,796

		100,823
PORTUGAL — 0.16%
Galp Energia SGPS SA	4,392	80,823

		80,823
RUSSIA — 0.14%
Novatek PJSC GDR[b]	612	73,562

		73,562
SOUTH AFRICA — 1.89%
AVI Ltd.	5,274	47,100
Capitec Bank Holdings Ltd.	402	35,653
Discovery Ltd.	2,205	33,128
EOH Holdings Ltd.	1,908	10,394
FirstRand Ltd.	47,250	256,669
Foschini Group Ltd. (The)	3,042	48,488
KAP Industrial Holdings Ltd.	12,924	8,299
Naspers Ltd. Class N	270	75,264
Netcare Ltd.	20,916	42,491
PSG Group Ltd.	546	11,908
Remgro Ltd.	3,816	72,744
RMB Holdings Ltd.	13,276	84,900
Sanlam Ltd.	17,262	121,308
Shoprite Holdings Ltd.	3,151	56,298
SPAR Group Ltd. (The)	2,016	33,111
Tiger Brands Ltd.	1,260	46,817

		984,572
SOUTH KOREA — 3.11%
LEENO Industrial Inc.	126	6,767
Samsung Electronics Co. Ltd.	666	1,585,137
SK Holdings Co. Ltd.	126	33,308

		1,625,212
SPAIN — 1.05%
Amadeus IT Group SA	2,142	154,610
Industria de Diseno Textil SA	6,372	222,238
Red Electrica Corp. SA	5,976	134,263
Viscofan SA	540	35,670

		546,781
SWEDEN — 1.64%
AAK AB	147	12,613

Security	Shares	Value
AF AB Class B	399	$8,816
Assa Abloy AB Class B	5,562	115,757
Atrium Ljungberg AB Class B	1,324	21,071
Castellum AB	3,474	58,724
Hexagon AB Class B	1,278	64,138
Hexpol AB	1,619	16,442
Hufvudstaden AB Class A	1,306	20,960
Intrum Justitia AB	840	31,117
JM AB	1,296	29,584
Kindred Group PLC	2,628	37,683
Loomis AB Class B	594	25,001
Modern Times Group MTG AB Class B	738	31,079
Nolato AB Class B	162	10,665
Svenska Handelsbanken AB Class A	24,012	329,056
Trelleborg AB Class B	1,995	46,296

		859,002
SWITZERLAND — 11.86%
ABB Ltd. Registered	18,936	507,551
Cie. Financiere Richemont SA Class A Registered	4,014	363,711
EMS-Chemie Holding AG Registered	54	36,046
Geberit AG Registered	315	138,703
Givaudan SA Registered	54	124,790
Helvetia Holding AG Registered	90	50,657
Nestle SA Registered	17,604	1,513,818
Novartis AG Registered	18,360	1,552,451
Partners Group Holding AG	162	111,048
Roche Holding AG	6,300	1,593,586
Sika AG Bearer	18	142,966
Sonova Holding AG Registered	378	59,037

		6,194,364
TAIWAN — 5.07%
E.Sun Financial Holding Co. Ltd.	144,000	91,456
Hon Hai Precision Industry Co. Ltd.	270,000	863,753
Namchow Holdings Co. Ltd.	18,000	38,530
Phison Electronics Corp.	1,000	9,813
Taiwan Semiconductor Manufacturing Co. Ltd.	198,000	1,526,992
Uni-President Enterprises Corp.	54,000	119,764

		2,650,308
THAILAND — 0.13%
Airports of Thailand PCL NVDR	19,800	41,314
Thanachart Capital PCL NVDR	14,400	24,854

		66,168
TURKEY — 0.07%
BIM Birlesik Magazalar AS	1,650	33,987

		33,987

198

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

December 31, 2017

Security	Shares	Value
UNITED ARAB EMIRATES — 0.09%
Aldar Properties PJSC	42,169	$25,259
DP World Ltd.	882	22,050

		47,309
UNITED KINGDOM — 14.08%
Ashtead Group PLC	2,484	66,936
Associated British Foods PLC	1,818	69,352
AVEVA Group PLC	396	14,812
BAE Systems PLC	42,642	330,529
BBA Aviation PLC	7,938	37,551
Bellway PLC	1,512	72,876
Bodycote PLC	1,512	18,674
Bovis Homes Group PLC	2,034	32,248
Brewin Dolphin Holdings PLC	3,726	19,657
British American Tobacco PLC	22,500	1,527,322
Bunzl PLC	2,079	58,272
Burberry Group PLC	3,852	93,377
Close Brothers Group PLC	2,358	46,188
Compass Group PLC	12,366	267,650
Cranswick PLC	648	29,252
Croda International PLC	885	52,963
Daily Mail & General Trust PLC Class A NVS	3,234	26,096
Dairy Crest Group PLC	3,510	27,373
DCC PLC	414	41,807
Dechra Pharmaceuticals PLC	576	16,332
Diageo PLC	19,314	711,961
Domino’s Pizza Group PLC	4,620	21,605
DS Smith PLC	9,999	69,998
Experian PLC	6,660	147,392
Ferguson PLC	1,584	114,209
GKN PLC	15,709	67,874
Greencore Group PLC	5,328	16,556
Halma PLC	1,643	28,004
Hikma Pharmaceuticals PLC[a]	1,008	15,463
Hill & Smith Holdings PLC	735	13,313
Howden Joinery Group PLC	5,184	32,735
Inchcape PLC	5,040	53,350
InterContinental Hotels Group PLC	1,170	74,688
Intertek Group PLC	846	59,396
Investec PLC	10,332	74,775
IWG PLC	7,624	26,547
James Fisher & Sons PLC	84	1,778
Jardine Lloyd Thompson Group PLC	1,818	34,209
John Wood Group PLC	8,298	72,963
Johnson Matthey PLC	1,764	73,377
Jupiter Fund Management PLC	4,284	36,423
Kingfisher PLC	21,582	98,592
Meggitt PLC	9,468	61,759
Micro Focus International PLC	4,770	162,800
Mondi PLC	3,384	88,395
Moneysupermarket.com Group PLC	5,397	26,005

Security	Shares	Value
Paragon Banking Group PLC	4,734	$31,424
PayPoint PLC	987	12,190
Pennon Group PLC	5,382	57,006
Prudential PLC	20,754	534,969
PZ Cussons PLC	3,449	15,093
QinetiQ Group PLC	7,686	24,028
RELX PLC	8,712	204,944
Renishaw PLC	294	20,780
Rentokil Initial PLC	6,385	27,467
Rightmove PLC	255	15,523
Rotork PLC	6,264	22,616
RPC Group PLC	3,780	45,075
Schroders PLC NVS	1,710	58,015
Senior PLC	5,508	19,425
Shire PLC	2,124	112,056
Smiths Group PLC	4,158	83,809
Spectris PLC	1,323	44,510
Spirax-Sarco Engineering PLC	450	34,211
St. James’s Place PLC	5,094	84,483
Standard Life Aberdeen PLC	41,958	247,808
Synthomer PLC	1,683	11,188
Travis Perkins PLC	2,304	48,839
Ultra Electronics Holdings PLC	1,450	26,421
Victrex PLC	720	25,694
WH Smith PLC	1,242	39,432
Whitbread PLC	1,440	77,918
William Hill PLC	10,890	47,435
WPP PLC	19,314	350,363

		7,356,156

TOTAL COMMON STOCKS
(Cost: $47,270,449)		51,830,693

PREFERRED STOCKS — 0.53%

COLOMBIA — 0.12%
Bancolombia SA, Preference Shares	6,390	64,061

		64,061
GERMANY — 0.41%
Bayerische Motoren Werke AG, Preference Shares	405	36,299
Fuchs Petrolub SE, Preference Shares	1,062	56,430
Henkel AG & Co. KGaA, Preference Shares	792	104,946
Sartorius AG, Preference Shares	168	16,046

		213,721

TOTAL PREFERRED STOCKS
(Cost: $269,147)		277,782

SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[d,e,f]	121,461	121,473

199

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

December 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[d,e]	9,487	$9,487

		130,960

TOTAL SHORT-TERM INVESTMENTS
(Cost: $130,971)		130,960

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $47,670,567)		52,239,435
Other Assets, Less Liabilities — 0.01%		6,196

NET ASSETS — 100.00%		$52,245,631

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,958	110,503	[a]	—	121,461	$121,473	$—	[b]	$(13)	$(13)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,864	3,623	[a]	—	9,487	9,487	204		—	—

						$130,960	$204		$(13)	$(13)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

200

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

December 31, 2017

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$51,830,693	$—	$—	$51,830,693
Preferred Stocks	277,782	—	—	277,782
Money Market Funds	130,960	—	—	130,960

Total	$52,239,435	$—	$—	$52,239,435

201

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

December 31, 2017

Security	Shares	Value
PREFERRED STOCKS — 99.59%

AUSTRALIA — 1.40%
Brookfield Infrastructure Partners LP Series 5, 5.35%[a]	30,694	$632,523
Brookfield Infrastructure Partners LP Series 7, 5.00%[a]	36,829	750,718

		1,383,241
CANADA — 79.95%
AltaGas Ltd. Series K, 5.00%[a]	36,821	756,433
Bank of Montreal Series 27, 4.00%[a]	61,332	1,174,802
Bank of Montreal Series 29, 3.90%[a]	49,108	912,826
Bank of Montreal Series 31, 3.80%[a]	36,829	680,467
Bank of Montreal Series 38, 4.85%[a]	73,616	1,546,409
Bank of Montreal Series 40, 4.50%[a]	61,172	1,264,988
Bank of Montreal Series 42, 4.40%[a]	49,057	998,015
Bank of Nova Scotia (The) Series 32, 2.06%[a]	34,258	629,410
Bank of Nova Scotia (The) Series 34, 5.50%[a]	42,925	919,858
Bank of Nova Scotia (The) Series 38, 4.85%[a]	61,306	1,282,927
BCE Inc. Series AK, 2.95%[a]	69,744	1,032,564
BCE Inc. Series AM, 2.76%[a]	29,305	455,146
Brookfield Asset Management Inc. Series 24, 3.01%[a]	28,831	463,661
Brookfield Asset Management Inc. Series 26, 3.47%[a]	30,397	504,615
Brookfield Asset Management Inc. Series 32, 4.50%[a]	36,781	728,017
Brookfield Asset Management Inc. Series 36, 4.85%	24,397	438,112
Brookfield Asset Management Inc. Series 42, 4.50%[a]	36,829	722,500
Brookfield Asset Management Inc. Series 44, 5.00%[a]	30,618	645,618
Brookfield Asset Management Inc. Series 46, 4.80%[a]	36,829	773,646
Brookfield Asset Management Inc. Series 48, 4.75%[a]	36,829	756,891
Brookfield Office Properties Inc. Series EE, 5.10%[a]	33,735	680,920
Brookfield Office Properties Inc. Series GG, 4.85%[a]	33,761	662,313
Brookfield Office Properties Inc. Series T, 4.60%[a]	30,694	556,091
Brookfield Renewable Partners LP Series 9, 5.75%[a]	24,552	512,223
Canadian Imperial Bank of Commerce Series 39, 3.90%[a]	49,059	927,577
Canadian Imperial Bank of Commerce Series 41, 3.75%[a]	36,787	682,627
Canadian Imperial Bank of Commerce Series 45, 4.40%[a]	98,173	1,998,014
Capital Power Corp. Series 7, 6.00%[a]	24,550	507,478
Element Fleet Management Corp. Series G, 6.50%[a]	21,175	422,503
Emera Inc. Series C, 4.10%[a]	30,694	595,286
Enbridge Inc. Series 03, 4.00%[a]	56,852	896,147
Enbridge Inc. Series 07, 4.40%[a]	23,703	394,814
Enbridge Inc. Series 09, 4.40%[a]	26,080	439,818
Enbridge Inc. Series 11, 4.40%[a]	47,406	796,437
Enbridge Inc. Series 13, 4.40%[a]	33,199	558,020
Enbridge Inc. Series 15, 4.40%[a]	26,080	445,230
Enbridge Inc. Series 17, 5.15%[a]	71,089	1,456,446
Enbridge Inc. Series B, 3.42%[a]	43,300	646,243
Enbridge Inc. Series D, 4.00%[a]	42,680	672,075
Enbridge Inc. Series F, 4.00%[a]	47,421	772,846

Security	Shares	Value
Enbridge Inc. Series H, 4.00%[a]	33,199	$500,787
Enbridge Inc. Series N, 4.00%[a]	42,680	709,545
Enbridge Inc. Series P, 4.00%[a]	37,939	615,587
Enbridge Inc. Series R, 4.00%[a]	37,939	611,651
Fairfax Financial Holdings Ltd. Series K, 4.67%[a]	29,156	557,779
Fairfax Financial Holdings Ltd. Series M, 4.75%[a]	28,233	563,781
Fortis Inc./Canada Series M, 4.10%[a]	73,611	1,395,316
Great-West Lifeco Inc. Series T, 5.15%	24,550	484,946
Husky Energy Inc. Series 03, 4.50%[a]	30,694	607,045
Husky Energy Inc. Series 05, 4.50%[a]	24,550	489,256
Industrial Alliance Insurance & Financial Services Inc. Series G, 3.77%[a]	30,694	590,877
Intact Financial Corp. Series 03, 3.33%[a]	25,795	478,657
Kinder Morgan Canada Ltd. Series 1, 5.25%[a]	36,829	756,891
Manulife Financial Corp. Series 15, 3.90%[a]	24,550	443,603
Manulife Financial Corp. Series 17, 3.90%[a]	42,927	795,877
Manulife Financial Corp. Series 21, 5.60%[a]	51,997	1,118,001
Manulife Financial Corp. Series 23, 4.85%[a]	58,228	1,220,374
National Bank of Canada Series 30, 4.10%[a]	42,920	813,560
National Bank of Canada Series 32, 3.90%[a]	36,829	687,816
National Bank of Canada Series 34, 5.60%[a]	49,060	1,061,117
National Bank of Canada Series 36, 5.40%[a]	48,970	1,050,572
Pembina Pipeline Corp. Series 01, 4.25%[a]	30,698	533,623
Pembina Pipeline Corp. Series 05, 5.00%[a]	30,694	594,062
Pembina Pipeline Corp. Series 07, 4.50%[a]	30,702	577,554
Pembina Pipeline Corp. Series 09, 4.75%[a]	27,630	560,781
Pembina Pipeline Corp. Series 11, 5.75%[a]	20,867	438,674
Pembina Pipeline Corp. Series 13, 5.75%[a]	30,553	641,565
Power Financial Corp. Series S, 4.80%	36,829	676,940
Power Financial Corp. Series V, 5.15%	30,694	607,535
Royal Bank of Canada Series AJ, 3.52%[a]	41,643	834,223
Royal Bank of Canada Series AZ, 4.00%[a]	61,331	1,148,350
Royal Bank of Canada Series BB, 3.90%[a]	61,332	1,158,159
Royal Bank of Canada Series BD, 3.60%[a]	73,584	1,463,517
Royal Bank of Canada Series BK, 5.50%[a,b]	88,977	1,918,798
Royal Bank of Canada Series BM, 5.50%[a]	92,005	1,988,503
Sun Life Financial Inc. Series 04, 4.45%	36,829	636,082
Toronto-Dominion Bank (The) Series 01, 3.90%[a]	59,496	1,122,064
Toronto-Dominion Bank (The) Series 03, 3.80%[a]	59,455	1,112,750
Toronto-Dominion Bank (The) Series 05, 3.75%[a]	59,455	1,105,632
Toronto-Dominion Bank (The) Series 07, 3.60%[a]	41,621	827,138
Toronto-Dominion Bank (The) Series 09, 3.70%[a]	23,807	476,539
Toronto-Dominion Bank (The) Series 12, 5.50%[a]	83,272	1,793,776
Toronto-Dominion Bank (The) Series 14, 4.85%[a]	118,951	2,506,330
Toronto-Dominion Bank (The) Series 16, 4.50%[a]	41,488	849,992
TransCanada Corp. Series 01, 3.27%[a]	29,150	467,861
TransCanada Corp. Series 05, 2.26%[a]	39,022	535,679
TransCanada Corp. Series 07, 4.00%[a]	73,627	1,330,980
TransCanada Corp. Series 09, 4.25%[a]	55,196	1,033,480
TransCanada Corp. Series 11, 3.80%[a]	30,655	599,423
TransCanada Corp. Series 13, 5.50%[a]	61,306	1,304,456
TransCanada Corp. Series 15, 4.90%[a]	122,692	2,560,673
Westcoast Energy Inc. Series 12, 5.20%[a]	36,790	767,835

		79,036,025
SINGAPORE — 0.85%
City Developments Ltd., Preference Shares[a,c]	1,010,729	847,064

		847,064
SWEDEN — 2.67%
Klovern AB, Preference Shares	50,471	1,908,497
Sagax AB, Preference Shares	178,897	729,791

		2,638,288

202

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

December 31, 2017

Security	Shares	Value
UNITED KINGDOM — 14.72%
Aviva PLC, 8.38%	306,960	$701,756
Aviva PLC, 8.75%	306,960	725,632
Balfour Beatty PLC, 9.68%[c]	343,797	524,368
Doric Nimrod Air Three Ltd., Preference Shares	675,315	883,842
Doric Nimrod Air Two Ltd., Preference Shares	530,278	1,484,880
Ecclesiastical Insurance Group PLC, 8.63%	326,763	691,775
General Accident PLC, 7.88%	337,654	698,845
General Accident PLC, 8.88%	429,742	1,004,253
Lloyds Banking Group PLC, 9.25%	920,854	2,223,548
Lloyds Banking Group PLC, 9.75%	171,097	426,449
National Westminster Bank PLC Series A, 9.00%	429,742	999,167
Raven Russia Ltd., 12.00%	303,125	598,676
RSA Insurance Group PLC, 7.38%	383,702	774,038
Santander UK PLC, 10.38%	613,920	1,608,017
Standard Chartered PLC, 7.38%	294,788	564,266
Standard Chartered PLC, 8.25%	304,657	640,854

		14,550,366

TOTAL PREFERRED STOCKS
(Cost: $91,090,501)		98,454,984

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[d,e]	40,086	40,086

		40,086

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,086)		40,086

TOTAL INVESTMENTS IN SECURITIES — 99.63%
(Cost: $91,130,587)		98,495,070
Other Assets, Less Liabilities — 0.37%		364,291

NET ASSETS — 100.00%		$98,859,361

[a]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Convertible preferred stock.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.

203

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	13,249	26,837	[a]	—	40,086	$40,086	$637	$—	$—

						$40,086	$637	$—	$—

[a]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Preferred Stocks	$98,454,984	$—	$—	$98,454,984
Money Market Funds	40,086	—	—	40,086

Total	$98,495,070	$—	$—	$98,495,070

204

Schedule of Investments (Unaudited)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.84%

AIR FREIGHT & LOGISTICS — 0.21%
Yamato Holdings Co. Ltd.	10,000	$201,287

		201,287
AIRLINES — 0.83%
ANA Holdings Inc.	10,000	417,754
Japan Airlines Co. Ltd.	10,000	391,301

		809,055
AUTO COMPONENTS — 3.95%
Aisin Seiki Co. Ltd.	5,000	280,959
Bridgestone Corp.	20,000	929,960
Daikyonishikawa Corp.	1,000	16,192
Denso Corp.	13,000	780,462
Eagle Industry Co. Ltd.	1,000	18,713
Koito Manufacturing Co. Ltd.	3,000	210,919
Mitsuba Corp.	1,000	15,038
NGK Spark Plug Co. Ltd.	5,000	121,571
NHK Spring Co. Ltd.	6,000	66,045
Nifco Inc./Japan	1,000	68,265
Nissin Kogyo Co. Ltd.	1,000	19,822
NOK Corp.	3,000	70,067
Stanley Electric Co. Ltd.	4,000	162,450
Sumitomo Electric Industries Ltd.	21,000	355,126
Sumitomo Rubber Industries Ltd.	5,000	93,031
Toyo Tire & Rubber Co. Ltd.	3,000	61,997
Toyoda Gosei Co. Ltd.	2,000	50,901
Toyota Boshoku Corp.	2,000	41,882
Toyota Industries Corp.	5,000	321,349
TPR Co. Ltd.	1,000	33,156
TS Tech Co. Ltd.	1,300	53,489
Yokohama Rubber Co. Ltd. (The)	3,000	73,582

		3,844,976
AUTOMOBILES — 6.07%
Honda Motor Co. Ltd.	49,000	1,679,876
Isuzu Motors Ltd.	16,000	268,016
Mazda Motor Corp.	18,000	241,518
Nissan Motor Co. Ltd.	67,000	668,216
Subaru Corp.	17,000	540,710
Suzuki Motor Corp.	11,000	638,029
Toyota Motor Corp.	25,084	1,606,133
Yamaha Motor Co. Ltd.	8,000	262,406

		5,904,904
BANKS — 6.55%
Aozora Bank Ltd.	3,300	128,455
Chiba Bank Ltd. (The)	20,000	166,534
Chugoku Bank Ltd. (The)	5,000	66,889
Concordia Financial Group Ltd.	34,000	205,237
Gunma Bank Ltd. (The)	11,000	66,596

Security	Shares	Value
Hiroshima Bank Ltd. (The)	8,000	$69,667
Hokuhoku Financial Group Inc.	4,000	62,566
Kyushu Financial Group Inc.	12,000	72,650
Mebuki Financial Group Inc.	29,000	122,796
Mitsubishi UFJ Financial Group Inc.	185,000	1,357,159
Mizuho Financial Group Inc.	732,000	1,329,491
Resona Holdings Inc.	61,000	364,484
Seven Bank Ltd.	21,000	71,957
Shinsei Bank Ltd.	5,000	86,507
Shizuoka Bank Ltd. (The)	15,000	154,993
Sumitomo Mitsui Financial Group Inc.	32,000	1,382,832
Sumitomo Mitsui Trust Holdings Inc.	11,004	436,936
Suruga Bank Ltd.	6,000	128,735
Tokyo TY Financial Group Inc.	1,000	28,984
Yamaguchi Financial Group Inc.	6,000	71,318

		6,374,786
BEVERAGES — 1.49%
Asahi Group Holdings Ltd.	12,000	595,473
Kirin Holdings Co. Ltd.	27,000	680,812
Suntory Beverage & Food Ltd.	4,000	177,896

		1,454,181
BUILDING PRODUCTS — 1.65%
Aica Kogyo Co. Ltd.	2,000	74,301
Asahi Glass Co. Ltd.	6,000	259,920
Daikin Industries Ltd.	8,000	947,004
Sanwa Holdings Corp.	5,000	68,886
TOTO Ltd.	4,300	253,839

		1,603,950
CAPITAL MARKETS — 1.49%
Daiwa Securities Group Inc.	50,000	313,760
Jafco Co. Ltd.	1,000	57,967
Japan Exchange Group Inc.	16,000	278,526
kabu.com Securities Co. Ltd.	4,000	12,499
Matsui Securities Co. Ltd.	3,000	25,326
Nomura Holdings Inc.	101,000	596,317
SBI Holdings Inc./Japan	6,000	125,486
Tokai Tokyo Financial Holdings Inc.	6,000	38,722

		1,448,603
CHEMICALS — 5.31%
Air Water Inc.	5,000	105,548
Asahi Kasei Corp.	37,000	477,403
Daicel Corp.	8,000	91,043
Denka Co. Ltd.	2,000	80,160
DIC Corp.	2,300	86,977
Hitachi Chemical Co. Ltd.	3,000	77,071
JSR Corp.	6,000	118,136
Kansai Paint Co. Ltd.	6,000	155,952
Kuraray Co. Ltd.	10,000	188,726

205

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2017

Security	Shares	Value
Mitsubishi Chemical Holdings Corp.	39,000	$428,083
Mitsubishi Gas Chemical Co. Inc.	5,000	143,586
Mitsui Chemicals Inc.	5,000	160,897
Nihon Parkerizing Co. Ltd.	3,000	50,626
Nippon Kayaku Co. Ltd.	4,000	59,370
Nippon Paint Holdings Co. Ltd.	4,600	145,575
Nissan Chemical Industries Ltd.	3,000	119,707
Nitto Denko Corp.	4,200	373,209
NOF Corp.	2,500	67,133
Shin-Etsu Chemical Co. Ltd.	10,000	1,016,422
Sumitomo Chemical Co. Ltd.	43,000	309,188
Taiyo Nippon Sanso Corp.	4,000	55,996
Teijin Ltd.	4,000	89,126
Toray Industries Inc.	43,000	405,570
Tosoh Corp.	9,000	204,048
Ube Industries Ltd.	3,000	88,282
Zeon Corp.	5,000	72,392

		5,170,226
COMMERCIAL SERVICES & SUPPLIES — 0.74%
Aeon Delight Co. Ltd.	1,000	37,461
Park24 Co. Ltd.	3,000	71,824
Pilot Corp.	1,000	48,291
Secom Co. Ltd.	6,000	453,103
Sohgo Security Services Co. Ltd.	2,000	108,833

		719,512
COMMUNICATIONS EQUIPMENT — 0.03%
Hitachi Kokusai Electric Inc.	1,000	27,608

		27,608
CONSTRUCTION & ENGINEERING — 1.61%
COMSYS Holdings Corp.	2,000	57,967
Hazama Ando Corp.	4,000	31,318
Kajima Corp.	30,000	288,682
Kumagai Gumi Co. Ltd.	1,000	27,963
Kyowa Exeo Corp.	2,000	51,789
Kyudenko Corp.	1,000	48,380
Maeda Corp.	5,000	68,975
Maeda Road Construction Co. Ltd.	2,000	45,894
Nippo Corp.	1,000	23,409
Obayashi Corp.	19,000	230,058
Penta-Ocean Construction Co. Ltd.	7,000	52,197
Shimizu Corp.	19,000	196,325
Sumitomo Mitsui Construction Co. Ltd.	4,920	27,471
Taisei Corp.	6,400	318,722
Toda Corp.	10,000	80,248
Tokyu Construction Co. Ltd.	2,000	19,494

		1,568,892
CONSTRUCTION MATERIALS — 0.21%
Sumitomo Osaka Cement Co. Ltd.	11,000	53,022

Security	Shares	Value
Taiheiyo Cement Corp.	3,600	$155,473

		208,495
CONSUMER FINANCE — 0.15%
AEON Financial Service Co. Ltd.	4,000	93,174
Hitachi Capital Corp.	1,000	25,166
Orient Corp.[a]	18,000	28,762

		147,102
DIVERSIFIED FINANCIAL SERVICES — 0.99%
Financial Products Group Co. Ltd.	2,000	24,305
Fuyo General Lease Co. Ltd.	1,000	66,312
IBJ Leasing Co. Ltd.	1,000	25,575
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,000	83,391
ORIX Corp.	37,000	625,535
Tokyo Century Corp.	1,000	48,557
Zenkoku Hosho Co. Ltd.	2,000	86,019

		959,694
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.21%
Nippon Telegraph & Telephone Corp.	25,000	1,176,431

		1,176,431
ELECTRIC UTILITIES — 0.70%
Chubu Electric Power Co. Inc.	18,000	223,781
Kansai Electric Power Co. Inc. (The)	23,000	281,758
Tohoku Electric Power Co. Inc.	14,000	179,086

		684,625
ELECTRICAL EQUIPMENT — 2.14%
Fuji Electric Co. Ltd.	20,000	150,732
Mitsubishi Electric Corp.	57,000	946,964
Nidec Corp.	7,000	982,424

		2,080,120
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.99%
Alps Electric Co. Ltd.	5,000	142,921
Hamamatsu Photonics KK	4,000	134,576
Hirose Electric Co. Ltd.	1,050	153,515
Hitachi High-Technologies Corp.	2,000	84,332
Hitachi Ltd.	140,000	1,091,043
Horiba Ltd.	1,000	60,275
Japan Aviation Electronics Industry Ltd.	2,000	33,857
Keyence Corp.	2,772	1,553,206
Kyocera Corp.	9,000	589,055
Murata Manufacturing Co. Ltd.	6,000	805,326
Omron Corp.	6,000	357,923
Shimadzu Corp.	7,000	159,201
TDK Corp.	3,000	239,414
Yaskawa Electric Corp.	7,000	308,522
Yokogawa Electric Corp.	6,000	114,940

		5,828,106

206

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2017

Security	Shares	Value
FOOD & STAPLES RETAILING — 2.27%
Aeon Co. Ltd.	21,000	$354,661
Ain Holdings Inc.	1,000	59,743
Cosmos Pharmaceutical Corp.	300	62,663
Create SD Holdings Co. Ltd.	1,000	26,853
FamilyMart UNY Holdings Co. Ltd.	2,000	140,257
Lawson Inc.	2,000	132,978
Matsumotokiyoshi Holdings Co. Ltd.	2,200	90,617
Seven & i Holdings Co. Ltd.	23,000	956,139
Sugi Holdings Co. Ltd.	1,000	51,043
Sundrug Co. Ltd.	2,000	93,032
Tsuruha Holdings Inc.	1,100	149,596
Valor Holdings Co. Ltd.	1,000	23,382
Welcia Holdings Co. Ltd.	1,000	43,231
Yaoko Co. Ltd.	600	29,294

		2,213,489
FOOD PRODUCTS — 1.88%
Ajinomoto Co. Inc.	13,000	244,767
Calbee Inc.[a]	2,600	84,589
Ezaki Glico Co. Ltd.	2,000	99,778
Kewpie Corp.	3,000	80,027
Kikkoman Corp.	4,000	161,917
MEIJI Holdings Co. Ltd.	4,000	340,524
NH Foods Ltd.	4,000	97,577
Nichirei Corp.	3,000	82,956
Nippon Suisan Kaisha Ltd.	7,000	36,600
Nissin Foods Holdings Co. Ltd.	3,000	219,174
Toyo Suisan Kaisha Ltd.	3,000	128,229
Yakult Honsha Co. Ltd.	3,400	256,547

		1,832,685
GAS UTILITIES — 0.62%
Nippon Gas Co. Ltd.	1,000	36,352
Osaka Gas Co. Ltd.	11,000	211,895
Toho Gas Co. Ltd.	2,800	76,804
Tokyo Gas Co. Ltd.	12,000	274,674

		599,725
HEALTH CARE EQUIPMENT & SUPPLIES — 1.84%
Asahi Intecc Co. Ltd.	2,000	68,886
Hoya Corp.	12,000	599,521
Nihon Kohden Corp.	2,000	46,427
Olympus Corp.	8,000	306,791
Sysmex Corp.	4,400	346,453
Terumo Corp.	9,000	426,631

		1,794,709
HEALTH CARE PROVIDERS & SERVICES — 0.35%
Alfresa Holdings Corp.	6,000	140,985

Security	Shares	Value
Medipal Holdings Corp.	6,000	$117,550
Ship Healthcare Holdings Inc.	1,000	33,156
Toho Holdings Co. Ltd.	2,000	45,237

		336,928
HEALTH CARE TECHNOLOGY — 0.22%
M3 Inc.	6,000	211,185

		211,185
HOTELS, RESTAURANTS & LEISURE — 0.61%
Oriental Land Co. Ltd./Japan	6,000	547,004
Resorttrust Inc.	2,000	45,468

		592,472
HOUSEHOLD DURABLES — 3.67%
Casio Computer Co. Ltd.	4,000	57,559
Fujitsu General Ltd.	2,000	43,924
Haseko Corp.	7,000	108,806
Iida Group Holdings Co. Ltd.	5,000	94,319
Panasonic Corp.	65,000	951,775
Pressance Corp.	1,000	13,360
Rinnai Corp.	1,000	90,546
Sekisui Chemical Co. Ltd.	13,000	261,039
Sekisui House Ltd.	20,000	361,385
Sony Corp.	33,000	1,489,028
Starts Corp. Inc.	1,000	26,187
Sumitomo Forestry Co. Ltd.	4,000	71,584

		3,569,512
HOUSEHOLD PRODUCTS — 0.59%
Lion Corp.	8,000	151,620
Pigeon Corp.	3,000	114,248
Unicharm Corp.	12,000	312,064

		577,932
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.11%
Electric Power Development Co. Ltd.	4,000	107,767

		107,767
INDUSTRIAL CONGLOMERATES — 0.23%
Keihan Holdings Co. Ltd.	3,200	94,310
Seibu Holdings Inc.	7,000	132,419

		226,729
INSURANCE — 3.01%
Dai-ichi Life Holdings Inc.	32,000	660,169
MS&AD Insurance Group Holdings Inc.	15,000	507,856
Sompo Holdings Inc.	11,000	426,134
Sony Financial Holdings Inc.	5,000	88,593
T&D Holdings Inc.	17,000	290,803

207

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2017

Security	Shares	Value
Tokio Marine Holdings Inc.	21,000	$958,376

		2,931,931
INTERNET & DIRECT MARKETING RETAIL — 0.41%
Rakuten Inc.[b]	27,000	247,470
Start Today Co. Ltd.	5,000	152,020

		399,490
INTERNET SOFTWARE & SERVICES — 0.43%
DeNA Co. Ltd.	3,000	61,864
Dip Corp.	1,000	25,850
GMO Internet Inc.	2,000	34,035
Kakaku.com Inc.	4,000	67,643
Mixi Inc.	1,000	44,918
Yahoo Japan Corp.	40,000	183,577

		417,887
IT SERVICES — 1.26%
Fujitsu Ltd.	54,000	384,783
Itochu Techno-Solutions Corp.	1,000	43,409
Nomura Research Institute Ltd.	4,088	190,156
NS Solutions Corp.	1,000	27,386
NTT Data Corp.	17,000	202,068
Obic Co. Ltd.	2,000	147,004
Otsuka Corp.	2,000	153,396
SCSK Corp.	1,600	73,857

		1,222,059
LEISURE PRODUCTS — 0.70%
Bandai Namco Holdings Inc.	6,000	196,271
Heiwa Corp.	2,000	37,568
Shimano Inc.	2,100	295,473
Yamaha Corp.	4,000	147,714

		677,026
MACHINERY — 6.53%
Amada Holdings Co. Ltd.	8,000	108,939
Daifuku Co. Ltd.	3,000	163,515
DMG Mori Co. Ltd.	3,000	62,077
Ebara Corp.	2,000	76,254
FANUC Corp.	5,400	1,297,150
Harmonic Drive Systems Inc.	1,000	58,500
Hino Motors Ltd.	8,000	103,684
Hitachi Construction Machinery Co. Ltd.	3,000	109,055
Hoshizaki Corp.	1,600	141,891
JTEKT Corp.	6,000	103,116
Kawasaki Heavy Industries Ltd.	4,000	140,435
Komatsu Ltd.	27,000	977,417
Kubota Corp.	30,000	588,415
Makita Corp.	7,200	302,636
MINEBEA MITSUMI Inc.	10,000	209,765
Mitsubishi Heavy Industries Ltd.	9,500	355,038

Security	Shares	Value
Nabtesco Corp.	3,000	$115,047
NGK Insulators Ltd.	7,000	132,232
NSK Ltd.	11,000	173,227
OSG Corp.	3,000	64,980
SMC Corp./Japan	1,700	699,920
Sumitomo Heavy Industries Ltd.	3,000	127,031
Tadano Ltd.	3,000	49,827
Takeuchi Manufacturing Co. Ltd.	1,000	23,764
THK Co. Ltd.	4,000	150,200
Tsubakimoto Chain Co.	3,000	24,234

		6,358,349
MEDIA — 0.55%
CyberAgent Inc.	4,000	156,236
Daiichikosho Co. Ltd.	1,000	49,889
Hakuhodo DY Holdings Inc.	8,000	103,897
Nippon Television Holdings Inc.	5,000	85,752
Toho Co. Ltd./Tokyo	4,000	138,660

		534,434
METALS & MINING — 1.76%
Dowa Holdings Co. Ltd.	1,000	40,835
Hitachi Metals Ltd.	6,000	86,178
JFE Holdings Inc.	15,025	360,920
Mitsubishi Materials Corp.	4,000	142,388
Nippon Light Metal Holdings Co. Ltd.	19,000	54,141
Nippon Steel & Sumitomo Metal Corp.	26,004	667,355
Sumitomo Metal Mining Co. Ltd.	7,200	330,951
Tokyo Steel Manufacturing Co. Ltd.	3,000	26,951

		1,709,719
MULTILINE RETAIL — 0.80%
Don Quijote Holdings Co. Ltd.	3,600	188,229
Izumi Co. Ltd.	1,000	62,317
J Front Retailing Co. Ltd.	7,000	131,922
Ryohin Keikaku Co. Ltd.	700	218,109
Seria Co. Ltd.	1,200	72,437
Takashimaya Co. Ltd.	10,000	105,282

		778,296
OIL, GAS & CONSUMABLE FUELS — 0.41%
Inpex Corp.	32,000	400,249

		400,249
PAPER & FOREST PRODUCTS — 0.18%
Daio Paper Corp.[a]	2,000	26,454
Oji Holdings Corp.	23,000	153,129

		179,583
PERSONAL PRODUCTS — 1.87%
Ci:z Holdings Co. Ltd.	1,000	51,043
Kao Corp.	14,000	946,880

208

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2017

Security	Shares	Value
Kobayashi Pharmaceutical Co. Ltd.	2,000	$129,960
Kose Corp.	1,000	156,147
Shiseido Co. Ltd.	11,000	531,789

		1,815,819
PHARMACEUTICALS — 5.26%
Astellas Pharma Inc.	58,040	740,377
Chugai Pharmaceutical Co. Ltd.	6,000	307,324
Daiichi Sankyo Co. Ltd.	16,003	417,229
Eisai Co. Ltd.	7,000	398,686
Hisamitsu Pharmaceutical Co. Inc.	2,000	121,260
Kaken Pharmaceutical Co. Ltd.	1,000	51,664
Kyowa Hakko Kirin Co. Ltd.	7,000	135,402
Mitsubishi Tanabe Pharma Corp.	7,000	144,909
Ono Pharmaceutical Co. Ltd.	13,000	303,045
Otsuka Holdings Co. Ltd.	12,000	527,084
Santen Pharmaceutical Co. Ltd.	11,000	172,934
Sawai Pharmaceutical Co. Ltd.	1,000	44,740
Shionogi & Co. Ltd.	8,000	432,987
Sumitomo Dainippon Pharma Co. Ltd.	4,000	59,441
Takeda Pharmaceutical Co. Ltd.	21,000	1,193,262
Tsumura & Co.	2,000	66,489

		5,116,833
PROFESSIONAL SERVICES — 0.28%
Meitec Corp.	1,000	52,552
Nihon M&A Center Inc.	2,000	95,340
Persol Holdings Co. Ltd.	5,000	125,344

		273,236
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.79%
Aeon Mall Co. Ltd.	4,000	78,260
Daito Trust Construction Co. Ltd.	2,300	469,086
Daiwa House Industry Co. Ltd.	19,000	729,809
Hulic Co. Ltd.	11,000	123,622
Ichigo Inc.	8,000	30,324
Leopalace21 Corp.	6,600	51,323
Mitsubishi Estate Co. Ltd.	41,000	713,360
Mitsui Fudosan Co. Ltd.	28,000	627,608
Nomura Real Estate Holdings Inc.	4,000	89,694
NTT Urban Development Corp.	3,000	34,727
Open House Co. Ltd.	1,000	53,795
Relo Group Inc.	3,000	81,758
Sumitomo Realty & Development Co. Ltd.	13,000	427,332
Tokyo Tatemono Co. Ltd.	6,000	81,065
Tokyu Fudosan Holdings Corp.	14,000	101,287

		3,693,050
ROAD & RAIL — 4.31%
Central Japan Railway Co.	5,000	895,695
East Japan Railway Co.	10,000	976,032
Hankyu Hanshin Holdings Inc.	7,000	281,491
Hitachi Transport System Ltd.	1,000	26,072

Security	Shares	Value
Keio Corp.	3,200	$140,754
Keisei Electric Railway Co. Ltd.	4,000	128,540
Kintetsu Group Holdings Co. Ltd.	5,600	214,754
Nagoya Railroad Co. Ltd.	6,000	151,105
Nankai Electric Railway Co. Ltd.	4,000	99,139
Nippon Express Co. Ltd.	2,000	132,978
Nishi-Nippon Railroad Co. Ltd.	2,000	53,972
Odakyu Electric Railway Co. Ltd.	9,000	192,543
Sankyu Inc.	1,000	43,187
Sotetsu Holdings Inc.	2,000	52,570
Tobu Railway Co. Ltd.	6,000	193,875
Tokyu Corp.	15,000	239,414
West Japan Railway Co.	5,100	372,461

		4,194,582
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT —1.16%
Advantest Corp.	3,000	55,686
Disco Corp.	700	155,783
NuFlare Technology Inc.	100	6,001
Renesas Electronics Corp.[b]	3,000	34,967
SCREEN Holdings Co. Ltd.	1,100	90,031
Tokyo Electron Ltd.	4,000	724,367
Ulvac Inc.	1,000	63,027

		1,129,862
SOFTWARE — 0.76%
COLOPL Inc.[a]	2,000	21,731
GungHo Online Entertainment Inc.	15,000	41,278
Konami Holdings Corp.	2,000	110,076
Nexon Co. Ltd.[b]	6,000	174,700
Oracle Corp. Japan	1,000	82,912
Square Enix Holdings Co. Ltd.	3,000	142,743
Trend Micro Inc./Japan[b]	3,000	170,173

		743,613
SPECIALTY RETAIL — 1.34%
ABC-Mart Inc.	1,000	57,434
Adastria Co. Ltd.	1,000	20,231
Bic Camera Inc.	3,000	43,276
Fast Retailing Co. Ltd.	1,000	398,668
Hikari Tsushin Inc.	600	86,285
K’s Holdings Corp.[a]	2,000	51,292
Nitori Holdings Co. Ltd.	2,200	313,742
Nojima Corp.	1,000	23,915
Sanrio Co. Ltd.[a]	2,000	33,484
Shimamura Co. Ltd.	600	66,045
T-Gaia Corp.	1,000	23,240
United Arrows Ltd.	1,000	40,612
USS Co. Ltd.	7,000	148,265

		1,306,489
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.01%
Brother Industries Ltd.	7,000	172,747
Canon Inc.	30,050	1,120,373

209

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2017

Security	Shares	Value
Konica Minolta Inc.	13,000	$125,095
NEC Corp.	7,000	188,904
Ricoh Co. Ltd.	17,000	158,003
Seiko Epson Corp.	8,000	188,833

		1,953,955
TEXTILES, APPAREL & LUXURY GOODS — 0.12%
Asics Corp.	6,000	95,659
Seiko Holdings Corp.	800	23,293

		118,952
TOBACCO — 1.16%
Japan Tobacco Inc.	35,000	1,128,140

		1,128,140
TRADING COMPANIES & DISTRIBUTORS — 4.52%
Hanwa Co. Ltd.	1,200	55,499
ITOCHU Corp.	41,000	765,406
Iwatani Corp.	1,200	38,668
Kanamoto Co. Ltd.	1,000	31,025
Kanematsu Corp.	2,000	27,661
Marubeni Corp.	46,000	333,250
MISUMI Group Inc.	6,000	174,700
Mitsubishi Corp.	40,000	1,105,371
Mitsui & Co. Ltd.	49,000	796,875
MonotaRO Co. Ltd.[a]	2,000	63,915
Nippon Steel & Sumikin Bussan Corp.	1,000	60,719
Sojitz Corp.	35,000	107,501
Sumitomo Corp.	35,000	594,985
Toyota Tsusho Corp.	6,000	241,545

		4,397,120
WIRELESS TELECOMMUNICATION SERVICES — 3.51%
KDDI Corp.	46,000	1,145,202
NTT DOCOMO Inc.	41,000	968,495
SoftBank Group Corp.	16,500	1,306,525

		3,420,222

TOTAL COMMON STOCKS
(Cost: $81,698,385)		97,176,582

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.36%

MONEY MARKET FUNDS — 0.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	317,910	$317,942
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	36,305	36,305

		354,247

TOTAL SHORT-TERM INVESTMENTS
(Cost: $354,271)		354,247

TOTAL INVESTMENTS IN SECURITIES — 100.20%
(Cost: $82,052,656)		97,530,829
Other Assets, Less Liabilities — (0.20)%		(193,596)

NET ASSETS — 100.00%		$97,337,233

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	122,896	195,014	[a]	—	317,910	$317,942	$—	[b]	$(37)	$(73)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,956	33,349	[a]	—	36,305	36,305	197		—	—

						$354,247	$197		$(37)	$(73)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

210

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2017

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$97,176,582	$—	$—	$97,176,582
Money Market Funds	354,247	—	—	354,247

Total	$97,530,829	$—	$—	$97,530,829

211

Schedule of Investments (Unaudited)

iSHARES® LATIN AMERICA 40 ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 75.17%

BRAZIL — 33.46%
Ambev SA ADR	13,925,122	$89,956,288
B3 SA – Brasil Bolsa Balcao	6,515,400	44,744,148
Banco do Brasil SA	3,445,300	33,049,786
BRF SA ADR[a,b]	1,979,493	22,289,091
CCR SA	3,962,800	19,293,726
Cielo SA	3,524,516	24,990,690
Embraer SA ADR	556,445	13,315,729
Kroton Educacional SA	4,774,300	26,483,109
Petroleo Brasileiro SA ADR[a]	4,709,779	48,463,626
Ultrapar Participacoes SA	1,373,200	31,048,205
Vale SA ADR	11,035,706	134,966,684

		488,601,082
CHILE — 12.32%
Banco de Chile	81,810,087	13,116,645
Banco Santander Chile ADR	491,921	15,382,370
Cencosud SA	4,166,526	12,309,605
Empresas CMPC SA	3,955,163	13,449,278
Empresas COPEC SA	1,604,034	25,340,910
Enel Americas SA ADR	1,781,519	19,899,567
Enel Generacion Chile SA ADR	345,983	9,310,403
LATAM Airlines Group SA ADR[b]	1,208,815	16,802,528
SACI Falabella	3,697,423	36,881,040
Sociedad Quimica y Minera de Chile SA ADR	293,284	17,412,271

		179,904,617
COLOMBIA — 1.69%
Bancolombia SA ADR	357,645	14,184,201
Ecopetrol SA ADR[b]	715,532	10,468,233

		24,652,434
MEXICO — 23.82%
Alfa SAB de CV	9,437,100	10,428,055
America Movil SAB de CV Series L	73,818,700	63,950,677
Cemex SAB de CV CPO[a]	46,085,815	34,625,309
Fibra Uno Administracion SA de CV	9,859,400	14,684,159
Fomento Economico Mexicano SAB de CV	6,838,200	64,640,571
Grupo Financiero Banorte SAB de CV Series O	8,776,400	48,368,772
Grupo Mexico SAB de CV Series B	11,331,100	37,591,766
Grupo Televisa SAB	6,922,500	26,033,454
Infraestructura Energetica Nova SAB de CV	1,649,800	8,132,847
Wal-Mart de Mexico SAB de CV	16,022,500	39,463,559

		347,919,169
PERU — 3.88%
Credicorp Ltd.	212,032	43,981,798
Southern Copper Corp.	269,055	12,766,659

		56,748,457

TOTAL COMMON STOCKS
(Cost: $1,151,179,126)		1,097,825,759

Security	Shares	Value
PREFERRED STOCKS — 24.33%

BRAZIL — 24.33%
Banco Bradesco SA ADR, Preference Shares	9,664,776	$98,967,307
Cia. Energetica de Minas Gerais ADR, Preference Shares[b]	3,081,403	6,347,690
Gerdau SA ADR, Preference Shares[b]	2,828,429	10,521,756
Itau Unibanco Holding SA ADR, Preference Shares	10,221,922	132,884,986
Itausa-Investimentos Itau SA, Preference Shares	12,653,796	41,275,232
Petroleo Brasileiro SA ADR, Preference Shares[a,b]	6,647,099	65,340,983

		355,337,954

TOTAL PREFERRED STOCKS
(Cost: $439,892,591)		355,337,954

SHORT-TERM INVESTMENTS — 2.75%

MONEY MARKET FUNDS — 2.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	38,909,311	38,913,202
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	1,184,996	1,184,996

		40,098,198

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,100,955)		40,098,198

TOTAL INVESTMENTS IN SECURITIES — 102.25%
(Cost: $1,631,172,672)		1,493,261,911
Other Assets, Less Liabilities — (2.25)%		(32,846,164)

NET ASSETS — 100.00%		$1,460,415,747

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

212

Schedule of Investments (Unaudited) (Continued)

iSHARES® LATIN AMERICA 40 ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	24,183,986	14,725,325	[a]	—	38,909,311	$38,913,202	$—	[b]	$648	$(12,430)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,691,512	—		(506,516)[a]	1,184,996	1,184,996	7,499		—	—

						$40,098,198	$7,499		$648	$(12,430)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,097,825,759	$—	$—	$1,097,825,759
Preferred Stocks	355,337,954	—	—	355,337,954
Money Market Funds	40,098,198	—	—	40,098,198

Total	$1,493,261,911	$—	$—	$1,493,261,911

213

Schedule of Investments (Unaudited)

iSHARES® MICRO-CAP ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.70%

AEROSPACE & DEFENSE — 1.03%
Aerovironment Inc.[a]	49,135	$2,759,422
Arotech Corp.[a]	56,765	201,516
CPI Aerostructures Inc.[a]	23,635	211,533
Ducommun Inc.[a]	24,904	708,519
Innovative Solutions & Support Inc.[a]	32,043	94,206
KeyW Holding Corp. (The)[a,b]	109,430	642,354
Kratos Defense & Security Solutions Inc.[a,b]	196,958	2,085,785
National Presto Industries Inc.	11,715	1,165,057
SIFCO Industries Inc.[a]	7,441	49,485
Sparton Corp.[a]	22,557	520,164
Vectrus Inc.[a]	25,775	795,159

		9,233,200
AIR FREIGHT & LOGISTICS — 0.24%
Echo Global Logistics Inc.[a]	62,051	1,737,428
Radiant Logistics Inc.[a]	87,983	404,722

		2,142,150
AUTO COMPONENTS — 0.99%
Clean Diesel Technologies Inc.[a,b]	23,140	36,330
Horizon Global Corp.[a,b]	56,658	794,345
Modine Manufacturing Co.[a]	114,134	2,305,507
Motorcar Parts of America Inc.[a,b]	42,127	1,052,754
Shiloh Industries Inc.[a]	32,651	267,738
Stoneridge Inc.[a,b]	61,615	1,408,519
Strattec Security Corp.	8,077	351,753
Superior Industries International Inc.	54,158	804,246
Tower International Inc.	45,226	1,381,654
Unique Fabricating Inc.	11,457	85,011
VOXX International Corp.[a]	47,493	265,961
Workhorse Group Inc.[a,b]	61,841	158,313

		8,912,131
AUTOMOBILES — 0.45%
Winnebago Industries Inc.	72,956	4,056,354

		4,056,354
BANKS — 14.67%
1st Constitution Bancorp.	22,791	420,494
Access National Corp.	36,401	1,013,404
ACNB Corp.	18,602	549,689
Allegiance Bancshares Inc.[a,b]	29,090	1,095,238
American National Bankshares Inc.	22,544	863,435
American River Bankshares	19,248	293,532
AmeriServ Financial Inc.	55,360	229,744
Ames National Corp.	22,479	626,040
Arrow Financial Corp.	30,352	1,030,450
Atlantic Capital Bancshares Inc.[a,b]	54,649	961,822
Bancorp. Inc. (The)[a]	117,185	1,157,788
Bank of Commerce Holdings	46,491	534,647
Bank of Marin Bancorp.	17,552	1,193,536
Bankwell Financial Group Inc.	13,809	474,201
Bar Harbor Bankshares	36,928	997,425
Bay Bancorp. Inc.[a]	17,126	210,650

Security	Shares	Value
BCB Bancorp. Inc.	34,175	$495,538
Blue Hills Bancorp. Inc.	64,340	1,293,234
Bridge Bancorp. Inc.	45,538	1,593,830
Bryn Mawr Bank Corp.	47,770	2,111,434
Byline Bancorp Inc.[a]	19,461	447,019
C&F Financial Corp.	9,424	546,592
Camden National Corp.	36,840	1,552,069
Capital City Bank Group Inc.	28,955	664,228
Capstar Financial Holdings Inc.[a,b]	24,089	500,329
Carolina Financial Corp.	49,240	1,829,266
CBTX Inc.	1,563	46,359
Central Valley Community Bancorp.	25,234	509,222
Century Bancorp. Inc./MA Class A	8,421	658,943
Chemung Financial Corp.	10,295	495,190
Citizens & Northern Corp.	35,573	853,752
Citizens Holding Co.	3,171	73,409
Civista Bancshares Inc.	27,021	594,462
CNB Financial Corp./PA	36,597	960,305
CoBiz Financial Inc.	91,844	1,835,962
Codorus Valley Bancorp. Inc.	20,741	571,000
Community Bankers Trust Corp.[a,b]	64,035	521,885
Community First Bancshares Inc./GAa	14,894	171,728
Community Trust Bancorp. Inc.	39,811	1,875,098
ConnectOne Bancorp. Inc.	73,394	1,889,895
Customers Bancorp. Inc.[a]	64,896	1,686,647
Enterprise Bancorp. Inc./MA	23,604	803,716
Equity Bancshares Inc. Class Aa	27,527	974,731
Esquire Financial Holdings Inc.[a]	13,225	261,723
Farmers Capital Bank Corp.	19,658	756,833
Farmers National Banc Corp.	63,831	941,507
FB Financial Corp.[a]	31,824	1,336,290
Fidelity Southern Corp.	53,326	1,162,507
Financial Institutions Inc.	37,109	1,154,090
First Bancorp. Inc./ME	27,891	759,472
First Bancorp./Southern Pines NCb	70,625	2,493,769
First Bank/Hamilton NJ	37,477	519,056
First Business Financial Services Inc.	20,802	460,140
First Community Bancshares Inc./VA	41,023	1,178,591
First Connecticut Bancorp. Inc./Farmington CT	38,695	1,011,874
First Financial Corp./IN	28,337	1,285,083
First Financial Northwest Inc.	25,744	399,289
First Foundation Inc.[a]	72,697	1,347,802
First Internet Bancorp.	17,626	672,432
First Mid-Illinois Bancshares Inc.	26,831	1,034,067
First Northwest Bancorp.[a]	27,786	452,912
First of Long Island Corp. (The)	58,853	1,677,310
First U.S. Bancshares Inc.	19,008	243,302
First United Corp.[a]	20,119	351,077
Flushing Financial Corp.	65,763	1,808,482
Franklin Financial Network Inc.[a,b]	28,977	988,116
German American Bancorp. Inc.	50,264	1,775,827
Great Southern Bancorp. Inc.	26,099	1,348,013
Green Bancorp. Inc.[a,b]	50,471	1,024,561
Guaranty Bancorp.	63,483	1,755,305

214

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2017

Security	Shares	Value
Guaranty Bancshares Inc./TX	7,276	$223,009
Hanmi Financial Corp.	73,687	2,236,400
HarborOne Bancorp Inc.[a,b]	34,776	666,308
Heritage Commerce Corp.	95,211	1,458,633
Heritage Financial Corp./WA	74,331	2,289,395
HomeTrust Bancshares Inc.[a]	46,272	1,191,504
Horizon Bancorp./IN	57,719	1,604,588
Howard Bancorp. Inc.[a]	25,180	553,960
Independent Bank Corp./MI	54,935	1,227,797
Investar Holding Corp.	26,346	634,939
Lakeland Bancorp. Inc.	113,842	2,191,458
LCNB Corp.	25,383	519,082
Live Oak Bancshares Inc.[b]	56,303	1,342,827
Macatawa Bank Corp.	76,440	764,400
MainSource Financial Group Inc.	60,724	2,204,888
MBT Financial Corp.	49,758	527,435
Mercantile Bank Corp.	39,413	1,394,038
Metropolitan Bank Holding Corp.[a]	8,322	350,356
Midland States Bancorp. Inc.	36,450	1,183,896
MidSouth Bancorp. Inc.	38,007	503,593
MidWestOne Financial Group Inc.	28,914	969,486
National Bankshares Inc.	18,047	820,236
National Commerce Corp.[a,b]	29,433	1,184,678
Nicolet Bankshares Inc.[a]	23,036	1,260,991
Northeast Bancorp	19,770	457,676
Northrim BanCorp. Inc.	18,534	627,376
OFG Bancorp.	100,621	945,837
Old Line Bancshares Inc.	24,919	733,615
Old Second Bancorp. Inc.	74,089	1,011,315
Orrstown Financial Services Inc.	20,384	514,696
Pacific Mercantile Bancorp.[a,b]	45,470	397,863
Paragon Commercial Corp.[a]	5,852	311,385
Parke Bancorp. Inc.	19,004	390,532
Peapack Gladstone Financial Corp.	42,680	1,494,654
Penns Woods Bancorp. Inc.	12,580	585,976
People’s Utah Bancorp.	36,161	1,095,678
Peoples Bancorp. Inc./OH	41,878	1,366,060
Peoples Financial Services Corp.	18,344	854,464
Porter Bancorp Inc.[a]	4,564	65,722
Preferred Bank/Los Angeles CA	31,070	1,826,295
Premier Financial Bancorp. Inc.	25,328	508,586
QCR Holdings Inc.	31,469	1,348,447
RBB Bancorp	12,828	351,102
Republic Bancorp. Inc./KY Class A	24,512	931,946
Republic First Bancorp. Inc.[a,b]	121,415	1,025,957
Seacoast Banking Corp. of Florida[a,b]	101,336	2,554,681
Shore Bancshares Inc.	36,616	611,487
Sierra Bancorp.	31,498	836,587
SmartFinancial Inc.[a]	19,748	428,532
Southern First Bancshares Inc.[a]	19,481	803,591
Southern National Bancorp. of Virginia Inc.	56,933	912,636
Stock Yards Bancorp. Inc.	51,564	1,943,963
Summit Financial Group Inc.	29,400	773,808
Sun Bancorp. Inc./NJ	31,543	766,495
Sussex Bancorp.	17,673	475,404
TriCo Bancshares	49,343	1,868,126
TriState Capital Holdings Inc.[a,b]	55,837	1,284,251
Triumph Bancorp. Inc.[a]	42,416	1,336,104
Two River Bancorp.	22,213	402,722

Security	Shares	Value
United Security Bancshares/Fresno CA	40,005	$440,055
Unity Bancorp. Inc.	24,284	479,609
Univest Corp. of Pennsylvania	63,165	1,771,778
Veritex Holdings Inc.[a,b]	40,628	1,120,927
Washington Trust Bancorp. Inc.	36,095	1,922,059
West Bancorp. Inc.	42,693	1,073,729
Xenith Bankshares Inc.[a]	13,762	465,568

		131,828,559
BEVERAGES — 0.47%
Castle Brands Inc.[a,b]	219,179	267,399
Craft Brew Alliance Inc.[a,b]	30,190	579,648
Long Island Iced Tea Corp.[a,b]	15,353	78,300
MGP Ingredients Inc.[b]	30,339	2,332,462
New Age Beverages Corp.[a,b]	61,800	134,106
Primo Water Corp.[a,b]	61,318	770,767
Reed’s Inc.[a,b]	25,370	39,324

		4,202,006
BIOTECHNOLOGY — 12.26%
Abeona Therapeutics Inc.[a,b]	63,567	1,007,537
Achaogen Inc.[a,b]	78,760	845,882
Achillion Pharmaceuticals Inc.[a]	271,362	781,523
Actinium Pharmaceuticals Inc.[a]	171,406	113,745
Adamas Pharmaceuticals Inc.[a,b]	34,332	1,163,511
ADMA Biologics Inc.[a]	21,804	69,991
Advaxis Inc.[a,b]	84,680	240,491
Adverum Biotechnologies Inc.[a]	73,692	257,922
Aeglea BioTherapeutics Inc.[a]	15,986	86,484
Aevi Genomic Medicine Inc.[a]	55,948	67,138
Agenus Inc.[a,b]	170,648	556,312
Aileron Therapeutics Inc.[a,b]	12,610	132,909
Akebia Therapeutics Inc.[a,b]	104,781	1,558,093
Albireo Pharma Inc.[a]	10,733	274,765
Aldeyra Therapeutics Inc.[a]	28,788	195,758
Allena Pharmaceuticals Inc.[a]	4,495	45,220
Alpine Immune Sciences Inc.[a]	8,838	98,986
Altimmune Inc.[b]	28,352	56,420
AnaptysBio Inc.[a]	41,094	4,138,988
Anavex Life Sciences Corp.[a,b]	91,351	294,150
Apellis Pharmaceuticals Inc.[a]	25,012	542,760
Applied Genetic Technologies Corp./DEa	34,279	123,404
Aptevo Therapeutics Inc.[a]	48,098	203,936
Ardelyx Inc.[a,b]	76,537	505,144
Arena Pharmaceuticals Inc.[a]	92,121	3,129,350
ArQule Inc.[a]	153,684	253,579
Arrowhead Pharmaceuticals Inc.[a]	159,123	585,573
Asterias Biotherapeutics Inc.[a]	69,750	156,938
Atara Biotherapeutics Inc.[a]	58,658	1,061,710
Athersys Inc.[a,b]	238,978	432,550
aTyr Pharma Inc.[a]	36,856	128,996
Audentes Therapeutics Inc.[a]	37,702	1,178,188
AzurRx BioPharma Inc.[a,b]	13,195	48,822
Bellicum Pharmaceuticals Inc.[a,b]	61,229	514,936
Biocept Inc.[a,b]	54,283	37,667
BioCryst Pharmaceuticals Inc.[a,b]	225,383	1,106,631
Biohaven Pharmaceutical Holding Co. Ltd.[a]	25,148	678,493
BioSpecifics Technologies Corp.[a,b]	14,153	613,250

215

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2017

Security	Shares	Value
BioTime Inc.[a,b]	179,362	$385,628
BrainStorm Cell Therapeutics Inc.[a,b]	43,973	172,374
Caladrius Biosciences Inc.[a]	19,304	67,757
Calithera Biosciences Inc.[a]	70,932	592,282
Calyxt Inc.[a,b]	18,690	411,741
Cancer Genetics Inc.[a,b]	38,182	70,637
Cara Therapeutics Inc.[a,b]	61,886	757,485
Cascadian Therapeutics Inc.[a]	78,723	291,275
CASI Pharmaceuticals Inc.[a,b]	79,626	258,785
Catabasis Pharmaceuticals Inc.[a,b]	29,615	44,126
Catalyst Pharmaceuticals Inc.[a]	173,215	677,271
Celldex Therapeutics Inc.[a,b]	276,258	784,573
Cellular Biomedicine Group Inc.[a]	25,451	288,869
ChemoCentryx Inc.[a]	57,132	339,935
Chiasma Inc.[a]	42,870	72,879
Chimerix Inc.[a,b]	108,388	501,836
Cidara Therapeutics Inc.[a]	32,629	221,877
Cleveland BioLabs Inc.[a,b]	10,416	41,768
Conatus Pharmaceuticals Inc.[a,b]	60,151	277,898
Concert Pharmaceuticals Inc.[a]	42,237	1,092,671
ContraFect Corp.[a,b]	156,847	158,415
Corbus Pharmaceuticals Holdings Inc.[a,b]	106,720	757,712
Corvus Pharmaceuticals Inc.[a]	20,614	213,561
CTI BioPharma Corp.[a]	75,200	201,536
Curis Inc.[a,b]	268,417	187,892
Cytokinetics Inc.[a,b]	95,849	781,169
CytomX Therapeutics Inc.[a,b]	67,139	1,417,304
Cytori Therapeutics Inc.[a,b]	68,626	20,588
Deciphera Pharmaceuticals Inc.[a]	19,063	432,158
Dicerna Pharmaceuticals Inc.[a,b]	37,521	338,815
Diffusion Pharmaceuticals Inc.[a,b]	15,000	17,850
Dynavax Technologies Corp.[a]	142,801	2,670,379
Edge Therapeutics Inc.[a,b]	47,368	443,838
Eiger BioPharmaceuticals Inc.[a]	10,902	152,083
Eleven Biotherapeutics Inc.[a,b]	36,039	29,228
Enanta Pharmaceuticals Inc.[a,b]	36,814	2,160,246
Esperion Therapeutics Inc.[a]	39,841	2,623,131
Fate Therapeutics Inc.[a,b]	91,921	561,637
Flexion Therapeutics Inc.[a,b]	75,369	1,887,240
Fortress Biotech Inc.[a,b]	78,692	313,981
G1 Therapeutics Inc.[a]	18,103	359,164
Galectin Therapeutics Inc.[a,b]	70,633	235,914
Gemphire Therapeutics Inc.[a,b]	15,683	124,680
Genocea Biosciences Inc.[a,b]	67,618	78,437
Geron Corp.[a,b]	343,325	617,985
GlycoMimetics Inc.[a]	58,015	974,072
GTx Inc.[a]	23,371	297,045
Heron Therapeutics Inc.[a]	106,455	1,926,836
Histogenics Corp.[a]	26,541	54,409
Idera Pharmaceuticals Inc.[a,b]	306,069	645,806
Ignyta Inc.[a]	136,093	3,633,683
Immune Design Corp.[a,b]	57,913	225,861
ImmunoGen Inc.[a]	229,717	1,472,486
Immunomedics Inc.[a,b]	240,444	3,885,575
Infinity Pharmaceuticals Inc.[a]	97,343	197,606
Inotek Pharmaceuticals Corp.[a,b]	66,944	174,724
Inovio Pharmaceuticals Inc.[a,b]	190,379	786,265
Intellia Therapeutics Inc.[a,b]	36,748	706,297
Invitae Corp.[a,b]	95,023	862,809

Security	Shares	Value
Iovance Biotherapeutics Inc.[a]	134,135	$1,073,080
Jounce Therapeutics Inc.[a,b]	33,115	422,216
Kadmon Holdings Inc.[a]	176,621	639,368
Karyopharm Therapeutics Inc.[a,b]	77,532	744,307
Kindred Biosciences Inc.[a,b]	62,554	591,135
Kura Oncology Inc.[a,b]	44,893	686,863
La Jolla Pharmaceutical Co.[a,b]	40,313	1,297,272
Leap Therapeutics Inc.[a,b]	9,968	62,200
MacroGenics Inc.[a,b]	77,525	1,472,975
Madrigal Pharmaceuticals Inc.[a]	9,845	903,673
MannKind Corp.[a,b]	179,521	416,489
Matinas BioPharma Holdings Inc.[a]	135,472	157,148
MediciNova Inc.[a,b]	84,036	543,713
MEI Pharma Inc.[a]	83,973	176,343
Merrimack Pharmaceuticals Inc.	29,057	297,834
Mersana Therapeutics Inc.[a,b]	11,910	195,681
Minerva Neurosciences Inc.[a,b]	66,670	403,354
Miragen Therapeutics Inc.[a]	29,852	311,356
Mirati Therapeutics Inc.[a]	45,499	830,357
NanoViricides Inc.[a,b]	113,144	99,578
NantKwest Inc.[a,b]	68,936	309,523
Natera Inc.[a,b]	72,028	647,532
Neuralstem Inc.[a,b]	26,348	45,319
Neurotrope Inc.[a]	17,107	120,433
NewLink Genetics Corp.[a,b]	59,775	484,775
Novavax Inc.[a,b]	684,510	848,792
Novelion Therapeutics Inc.[a]	39,592	123,527
Nymox Pharmaceutical Corp.[a,b]	78,628	259,472
Oncobiologics Inc.[a,b]	29,333	38,133
Oncocyte Corp.[a]	10,536	48,992
OncoMed Pharmaceuticals Inc.[a]	49,492	202,917
Ophthotech Corp.[a]	76,378	238,299
Organovo Holdings Inc.[a,b]	229,168	307,085
Otonomy Inc.[a,b]	65,506	363,558
OvaScience Inc.[a]	74,677	104,548
Ovid therapeutics Inc.[a]	11,947	117,917
PDL BioPharma Inc.[a]	376,393	1,031,317
Pfenex Inc.[a]	49,976	132,936
Pieris Pharmaceuticals Inc.[a]	83,698	631,920
PolarityTE Inc.[a,b]	11,500	266,915
Progenics Pharmaceuticals Inc.[a,b]	165,042	982,000
Protagonist Therapeutics Inc.[a]	24,601	511,701
Proteostasis Therapeutics Inc.[a]	35,909	209,349
PTC Therapeutics Inc.[a,b]	93,655	1,562,165
Ra Pharmaceuticals Inc.[a]	28,145	239,233
Recro Pharma Inc.[a]	33,247	307,535
REGENXBIO Inc.[a]	64,620	2,148,615
Regulus Therapeutics Inc.[a,b]	187,483	194,982
Rexahn Pharmaceuticals Inc.[a,b]	65,685	132,684
Rhythm Pharmaceuticals Inc.[a]	19,033	553,099
Rigel Pharmaceuticals Inc.[a]	330,771	1,283,391
Sangamo Therapeutics Inc.[a,b]	194,800	3,194,720
Savara Inc.[a]	53,890	799,728
Selecta Biosciences Inc.[a,b]	34,111	334,629
Seres Therapeutics Inc.[a]	46,724	473,781
Sophiris Bio Inc.[a,b]	74,062	168,121
Sorrento Therapeutics Inc.[a,b]	174,036	661,337
Spectrum Pharmaceuticals Inc.[a,b]	199,774	3,785,717
Spero Therapeutics Inc.[a]	3,791	44,544
Spring Bank Pharmaceuticals Inc.[a]	29,094	391,314

216

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2017

Security	Shares	Value
Stemline Therapeutics Inc.[a,b]	53,588	$835,973
Strongbridge Biopharma PLC[a]	55,416	401,766
Sunesis Pharmaceuticals Inc.[a,b]	52,461	193,581
Syndax Pharmaceuticals Inc.[a,b]	26,025	227,979
Synergy Pharmaceuticals Inc.[a,b]	550,539	1,227,702
Synlogic Inc.[a,b]	3,175	30,798
Syros Pharmaceuticals Inc.[a,b]	30,130	293,165
T2 Biosystems Inc.[a]	45,228	186,339
TapImmune Inc.[a]	13,485	53,131
TG Therapeutics Inc.[a,b]	114,943	942,533
Tocagen Inc.[a]	41,035	420,609
Tonix Pharmaceuticals Holding Corp.[a,b]	15,236	52,564
Tracon Pharmaceuticals Inc.[a,b]	27,384	91,736
Trevena Inc.[a]	131,837	210,939
uniQure NVa	48,816	956,305
Vanda Pharmaceuticals Inc.[a]	102,783	1,562,302
VBI Vaccines Inc.[a,b]	66,340	283,272
Veracyte Inc.[a]	56,159	366,718
Verastem Inc.[a]	82,999	254,807
Vericel Corp.[a]	76,616	417,557
Versartis Inc.[a,b]	74,649	164,228
Vital Therapies Inc.[a]	69,336	412,549
Voyager Therapeutics Inc.[a,b]	37,539	623,147
vTv Therapeutics Inc. Class Aa	19,849	119,292
XBiotech Inc.[a,b]	48,217	189,975
XOMA Corp.[a]	14,317	509,685
Zafgen Inc.[a]	54,717	252,793

		110,176,778
BUILDING PRODUCTS — 0.85%
Alpha Pro Tech Ltd.[a]	33,067	132,268
Armstrong Flooring Inc.[a]	50,308	851,211
CSW Industrials Inc.[a]	35,809	1,645,424
Insteel Industries Inc.	42,053	1,190,941
PGT Innovations Inc.[a]	113,364	1,910,183
Quanex Building Products Corp.	78,279	1,831,729
Tecogen Inc.[a,b]	37,445	101,101

		7,662,857
CAPITAL MARKETS — 1.40%
Arlington Asset Investment Corp. Class Ab	48,519	571,554
B. Riley Financial Inc.	49,039	887,606
Cowen Inc. Class Aa,b	58,956	804,749
Diamond Hill Investment Group Inc.	6,759	1,396,815
GAIN Capital Holdings Inc.	82,860	828,600
Great Elm Capital Group Inc.[a]	40,201	162,814
Hennessy Advisors Inc.	12,015	198,728
INTL. FCStone Inc.[a]	35,336	1,502,840
Ladenburg Thalmann Financial Services Inc.	235,619	744,556
Manning & Napier Inc.	28,602	102,967
Medley Management Inc. Class A	17,463	113,509
National Holdings Corp.[a]	14,257	47,048
Oppenheimer Holdings Inc. Class A	24,235	649,498
PJT Partners Inc. Class A	42,498	1,937,909
Pzena Investment Management Inc. Class A	40,424	431,324
Safeguard Scientifics Inc.[a,b]	48,388	541,946

Security	Shares	Value
Siebert Financial Corp.[a,b]	7,777	$104,990
Silvercrest Asset Management Group Inc. Class A	16,421	263,557
Westwood Holdings Group Inc.	18,823	1,246,271
ZAIS Group Holdings Inc.[a]	7,848	30,529

		12,567,810
CHEMICALS — 1.84%
Advanced Emissions Solutions Inc.[b]	45,136	436,014
AgroFresh Solutions Inc.[a,b]	50,612	374,529
American Vanguard Corp.	66,370	1,304,170
Codexis Inc.[a,b]	100,416	838,474
Core Molding Technologies Inc.	18,307	397,262
Flotek Industries Inc.[a]	123,298	574,569
FutureFuel Corp.	58,147	819,291
Hawkins Inc.	21,904	771,021
Intrepid Potash Inc.[a,b]	221,183	1,052,831
KMG Chemicals Inc.	30,148	1,992,180
Koppers Holdings Inc.[a]	47,693	2,427,574
LSB Industries Inc.[a,b]	48,857	427,987
Marrone Bio Innovations Inc.[a,b]	65,805	72,385
Northern Technologies International Corp.	9,040	224,192
OMNOVA Solutions Inc.[a]	99,598	995,980
Rayonier Advanced Materials Inc.	99,331	2,031,319
Trecora Resources[a,b]	49,291	665,428
Tredegar Corp.	59,720	1,146,624

		16,551,830
COMMERCIAL SERVICES & SUPPLIES — 1.66%
AMREP Corp.[a]	3,937	27,559
Aqua Metals Inc.[a,b]	38,389	81,768
ARC Document Solutions Inc.[a]	93,420	238,221
Casella Waste Systems Inc. Class Aa	93,585	2,154,327
CECO Environmental Corp.	67,107	344,259
Cemtrex Inc.[b]	9,828	25,258
Cenveo Inc.[a,b]	8,192	7,373
Ecology and Environment Inc. Class A	8,294	87,087
Ennis Inc.	61,769	1,281,707
Heritage-Crystal Clean Inc.[a]	31,896	693,738
Hudson Technologies Inc.[a,b]	83,575	507,300
InnerWorkings Inc.[a,b]	105,206	1,055,216
Intersections Inc.[a]	19,195	43,381
Kimball International Inc. Class B	84,624	1,579,930
NL Industries Inc.[a,b]	19,108	272,289
Odyssey Marine Exploration Inc.[a,b]	17,806	67,307
Performant Financial Corp.[a]	79,283	130,817
Perma-Fix Environmental Services[a]	25,931	94,648
Quest Resource Holding Corp.[a,b]	13,216	30,661
SP Plus Corp.[a]	41,686	1,546,551
Team Inc.[a,b]	67,647	1,007,940
Viad Corp.	48,179	2,669,116
VSE Corp.	19,772	957,558

		14,904,011
COMMUNICATIONS EQUIPMENT — 1.07%
Aerohive Networks Inc.[a,b]	72,526	422,827
Aviat Networks Inc.[a]	11,792	178,885
Black Box Corp.	30,421	107,994

217

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2017

Security	Shares	Value
CalAmp Corp.[a]	80,155	$1,717,722
Calix Inc.[a,b]	97,364	579,316
Clearfield Inc.[a]	27,753	339,974
ClearOne Inc.	15,879	142,117
Communications Systems Inc.	19,134	69,648
Comtech Telecommunications Corp.	52,414	1,159,398
DASAN Zhone Solutions Inc.[a]	12,496	115,713
Digi International Inc.[a]	61,104	583,543
EMCORE Corp.[a]	59,773	385,536
Harmonic Inc.[a,b]	183,462	770,540
Inseego Corp.[a,b]	92,745	149,319
KVH Industries Inc.[a]	37,643	389,605
Lantronix Inc.[a]	22,916	46,290
Network-1 Technologies Inc.	27,630	66,312
ParkerVision Inc.[a,b]	39,260	41,616
PC-Tel Inc.	41,790	307,992
Quantenna Communications Inc.[a,b]	49,045	598,349
RELM Wireless Corp.	20,909	74,227
Resonant Inc.[a,b]	25,607	191,284
Ribbon Communications Inc.[a]	107,223	828,834
TESSCO Technologies Inc.	15,724	316,839

		9,583,880
CONSTRUCTION & ENGINEERING — 0.80%
Ameresco Inc. Class Aa	45,396	390,406
Goldfield Corp. (The)[a]	53,032	259,857
Great Lakes Dredge & Dock Corp.[a,b]	132,479	715,386
HC2 Holdings Inc.[a,b]	95,583	568,719
IES Holdings Inc.[a]	18,839	324,973
Layne Christensen Co.[a,b]	41,929	526,209
Limbach Holdings Inc.[a]	8,938	123,612
MYR Group Inc.[a]	36,541	1,305,610
Northwest Pipe Co.[a,b]	24,086	461,006
NV5 Global Inc.[a,b]	18,765	1,016,125
Orion Group Holdings Inc.[a]	64,907	508,222
Sterling Construction Co. Inc.[a,b]	60,843	990,524

		7,190,649
CONSTRUCTION MATERIALS — 0.04%
U.S. Lime & Minerals Inc.	4,548	350,651

		350,651
CONSUMER FINANCE — 0.55%
Asta Funding Inc.[a]	10,052	74,385
Consumer Portfolio Services Inc.[a]	44,341	184,015
Elevate Credit Inc.[a]	34,502	259,800
Enova International Inc.[a]	75,511	1,147,767
EZCORP Inc. Class Aa	115,557	1,409,796
Nicholas Financial Inc.[a]	16,539	145,543
Regional Management Corp.[a,b]	24,548	645,858
World Acceptance Corp.[a]	13,807	1,114,501

		4,981,665

Security	Shares	Value
CONTAINERS & PACKAGING — 0.17%
Myers Industries Inc.	53,117	$1,035,782
UFP Technologies Inc.[a]	16,724	464,927

		1,500,709
DISTRIBUTORS — 0.09%
Educational Development Corp.[b]	8,880	168,276
Funko Inc. Class Aa,b	24,316	161,702
Weyco Group Inc.	14,753	438,459

		768,437
DIVERSIFIED CONSUMER SERVICES — 0.90%
American Public Education Inc.[a]	36,507	914,500
Ascent Capital Group Inc. Class Aa	25,379	291,605
Bridgepoint Education Inc.[a,b]	42,102	349,446
Cambium Learning Group Inc.[a]	35,954	204,219
Career Education Corp.[a]	158,564	1,915,453
Carriage Services Inc.	35,153	903,784
Collectors Universe Inc.	19,956	571,540
K12 Inc.[a]	78,732	1,251,839
Liberty Tax Inc.	15,870	174,570
Lincoln Educational Services Corp.[a]	53,758	108,591
National American University Holdings Inc.[b]	31,138	43,593
Regis Corp.[a,b]	83,257	1,278,827
Universal Technical Institute Inc.[a]	38,769	93,046

		8,101,013
DIVERSIFIED FINANCIAL SERVICES — 0.18%
A-Mark Precious Metals Inc.	10,583	155,676
Marlin Business Services Corp.	21,242	475,821
On Deck Capital Inc.[a]	113,638	652,282
Tiptree Inc.[b]	61,456	365,663

		1,649,442
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.52%
Alaska Communications Systems Group Inc.[a]	121,472	325,545
Fusion Telecommunications International Inc.[a]	33,249	124,684
Hawaiian Telcom Holdco Inc.[a,b]	15,051	464,474
IDT Corp. Class B	39,128	414,757
Intelsat SAa,b	79,359	269,027
magicJack VocalTec Ltd.[a,b]	31,476	265,972
Ooma Inc.[a]	41,779	499,259
ORBCOMM Inc.[a,b]	154,102	1,568,758
pdvWireless Inc.[a]	22,387	718,623

		4,651,099
ELECTRIC UTILITIES — 0.05%
Genie Energy Ltd. Class B	35,517	154,854
Spark Energy Inc. Class Ab	27,131	336,425

		491,279
ELECTRICAL EQUIPMENT — 0.96%
Allied Motion Technologies Inc.	15,724	520,307

218

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2017

Security	Shares	Value
American Superconductor Corp.[a]	33,284	$120,821
Babcock & Wilcox Enterprises Inc.[a,b]	103,708	589,061
Broadwind Energy Inc.[a]	33,938	92,311
Energous Corp.[a,b]	42,661	829,756
Energy Focus Inc.[a]	27,469	67,024
Enphase Energy Inc.[a]	167,748	404,273
FuelCell Energy Inc.[a,b]	114,410	194,497
Ideal Power Inc.[a,b]	27,623	39,225
LSI Industries Inc.	55,833	384,131
Orion Energy Systems Inc.[a]	60,137	52,921
Plug Power Inc.[a,b]	513,262	1,211,298
Polar Power Inc.[a,b]	7,766	39,451
Powell Industries Inc.	19,762	566,181
Preformed Line Products Co.	6,310	448,326
Revolution Lighting Technologies Inc.[a,b]	27,984	92,067
Sunrun Inc.[a,b]	193,605	1,142,270
Sunworks Inc.[a]	49,764	52,252
TPI Composites Inc.[a]	24,747	506,324
Ultralife Corp.[a]	28,363	185,778
Vicor Corp.[a]	39,769	831,172
Vivint Solar Inc.[a,b]	61,139	247,613

		8,617,059
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.29%
Airgain Inc.[a,b]	17,006	152,884
Akoustis Technologies Inc.[a,b]	24,092	150,093
Applied DNA Sciences Inc.[a]	53,606	85,234
Bel Fuse Inc. Class B	22,754	572,832
ClearSign Combustion Corp.[a,b]	36,509	131,432
Control4 Corp.[a,b]	56,176	1,671,798
CTS Corp.	73,176	1,884,282
CUI Global Inc.[a,b]	46,569	128,065
Daktronics Inc.	81,304	742,306
Data I/O Corp.[a]	20,221	243,461
Electro Scientific Industries Inc.[a]	75,513	1,618,244
eMagin Corp.[a,b]	45,267	74,691
FARO Technologies Inc.[a]	38,311	1,800,617
Frequency Electronics Inc.[a]	15,592	145,941
ID Systems Inc.[a]	28,310	196,471
Identiv Inc.[a]	27,603	92,194
IEC Electronics Corp.[a]	27,547	113,494
Intellicheck Inc.[a,b]	23,549	60,285
Interlink Electronics Inc.[a]	2,542	13,269
IntriCon Corp.[a]	15,783	312,503
Iteris Inc.[a,b]	59,453	414,387
KEMET Corp.[a]	127,433	1,919,141
Key Tronic Corp.[a]	21,883	149,461
Kimball Electronics Inc.[a]	61,373	1,120,057
LightPath Technologies Inc. Class Aa	58,093	128,967
LRAD Corp.[a]	83,330	207,492
Luna Innovations Inc.[a]	69,460	168,788
Maxwell Technologies Inc.[a,b]	85,883	494,686
Mesa Laboratories Inc.[b]	7,668	953,132
MicroVision Inc.[a,b]	179,383	292,394
Napco Security Technologies Inc.[a,b]	29,585	258,869
Neonode Inc.[a,b]	94,551	70,261
Netlist Inc.[a,b]	143,651	44,173
PAR Technology Corp.[a]	28,139	263,100

Security	Shares	Value
Park Electrochemical Corp.	44,468	$873,796
PC Connection Inc.	23,506	616,092
PCM Inc.[a]	21,579	213,632
Perceptron Inc.[a]	20,990	204,653
Radisys Corp.[a,b]	88,090	88,530
Research Frontiers Inc.[a]	45,861	47,695
Richardson Electronics Ltd./U.S.	34,356	231,559
Systemax Inc.	26,933	896,061
Vishay Precision Group Inc.[a]	24,635	619,570
Wireless Telecom Group Inc.[a]	47,906	116,412

		20,583,004
ENERGY EQUIPMENT & SERVICES — 1.80%
Aspen Aerogels Inc.[a]	40,380	197,054
Basic Energy Services Inc.[a]	39,501	927,088
Bristow Group Inc.	74,019	997,036
CARBO Ceramics Inc.[a,b]	52,495	534,399
Dawson Geophysical Co.[a,b]	46,805	232,621
ENGlobal Corp.[a]	37,564	33,056
Era Group Inc.[a]	45,092	484,739
Geospace Technologies Corp.[a,b]	30,178	391,409
Gulf Island Fabrication Inc.[b]	35,080	470,949
Hornbeck Offshore Services Inc.[a,b]	75,420	234,556
Independence Contract Drilling Inc.[a,b]	81,526	324,473
ION Geophysical Corp.[a]	20,999	414,730
Key Energy Services Inc.[a]	25,154	296,566
Mammoth Energy Services Inc.[a]	17,282	339,246
Matrix Service Co.[a]	60,955	1,084,999
Mitcham Industries Inc.[a]	26,983	85,536
Natural Gas Services Group Inc.[a]	27,394	717,723
Newpark Resources Inc.[a,b]	196,755	1,692,093
Nordic American Offshore Ltd.[b]	96,701	115,944
Parker Drilling Co.[a,b]	301,297	301,297
PHI Inc. NVS[a]	25,675	297,060
Pioneer Energy Services Corp.[a]	171,857	524,164
Profire Energy Inc.[a,b]	64,605	124,042
Ranger Energy Services Inc.[a]	15,355	141,727
RigNet Inc.[a]	30,913	462,149
SAExploration Holdings Inc.[a,b]	10,260	22,572
SEACOR Holdings Inc.[a]	37,762	1,745,360
SEACOR Marine Holdings Inc.[a,b]	37,448	438,141
Smart Sand Inc.[a]	49,639	429,874
Solaris Oilfield Infrastructure Inc. Class Aa	40,256	861,881
TETRA Technologies Inc.[a,b]	261,592	1,116,998
Willbros Group Inc.[a,b]	103,624	147,146

		16,186,628
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.25%
Armada Hoffler Properties Inc.	102,910	1,598,192
Ashford Hospitality Prime Inc.	59,697	580,852
Ashford Hospitality Trust Inc.	176,176	1,185,664
Bluerock Residential Growth REIT Inc.[b]	52,934	535,163
BRT Apartments Corp.[b]	21,486	253,320
CatchMark Timber Trust Inc. Class A	90,325	1,185,967
Cedar Realty Trust Inc.	190,994	1,161,244
City Office REIT Inc.[b]	76,471	994,888
Clipper Realty Inc.	36,507	364,705
Community Healthcare Trust Inc.[b]	41,487	1,165,785

219

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2017

Security	Shares	Value
Condor Hospitality Trust Inc.	8,857	$88,127
CorEnergy Infrastructure Trust Inc.[b]	27,022	1,032,240
Farmland Partners Inc.[b]	74,965	650,696
Getty Realty Corp.	74,853	2,033,007
Gladstone Commercial Corp.[b]	63,582	1,339,037
Gladstone Land Corp.[b]	25,050	336,422
Global Medical REIT Inc.[b]	41,329	338,898
Global Self Storage Inc.	30,661	141,960
Independence Realty Trust Inc.[b]	192,976	1,947,128
Innovative Industrial Properties Inc.	11,116	359,158
Jernigan Capital Inc.[b]	32,020	608,700
MedEquities Realty Trust Inc.	68,123	764,340
NexPoint Residential Trust Inc.	40,755	1,138,695
One Liberty Properties Inc.	33,163	859,585
Plymouth Industrial REIT Inc.[b]	9,541	176,318
Preferred Apartment Communities Inc. Class Ab	76,570	1,550,542
RAIT Financial Trust[b]	188,489	70,683
Safety Income and Growth Inc.[b]	25,102	441,795
Sotherly Hotels Inc.[b]	32,648	210,580
UMH Properties Inc.	70,919	1,056,693
Universal Health Realty Income Trust	29,209	2,193,888
Urstadt Biddle Properties Inc. Class A	68,049	1,479,385
Wheeler Real Estate Investment Trust Inc.	21,066	210,239
Whitestone REIT[b]	80,514	1,160,207

		29,214,103
FOOD & STAPLES RETAILING — 0.17%
Chefs’ Warehouse Inc. (The)[a,b]	45,609	934,984
Natural Grocers by Vitamin Cottage Inc.[a,b]	20,763	185,414
Village Super Market Inc. Class A	16,750	384,078

		1,504,476
FOOD PRODUCTS — 0.62%
Alico Inc.	8,247	243,286
Farmer Bros. Co.[a,b]	20,445	657,307
Freshpet Inc.[a,b]	57,380	1,087,351
John B Sanfilippo & Son Inc.	19,675	1,244,444
Landec Corp.[a,b]	63,499	800,087
Lifeway Foods Inc.[a,b]	13,212	105,696
Limoneira Co.	28,797	645,053
Rocky Mountain Chocolate Factory Inc.	14,285	168,563
S&W Seed Co.[a,b]	36,604	142,756
Seneca Foods Corp. Class Aa	16,379	503,654

		5,598,197
HEALTH CARE EQUIPMENT & SUPPLIES — 4.32%
Accuray Inc.[a,b]	187,941	808,146
American Medical Alert Corp. Escrow[a,b,c]	12,839	—
AngioDynamics Inc.[a]	85,794	1,426,754
Anika Therapeutics Inc.[a,b]	33,339	1,797,305
Antares Pharma Inc.[a,b]	332,017	660,714
Apollo Endosurgery Inc.[a,b]	15,193	85,081
AtriCure Inc.[a,b]	75,567	1,378,342
AxoGen Inc.[a,b]	65,095	1,842,188
Bellerophon Therapeutics Inc.[a,b]	60,261	155,473
Biolase Inc.[a]	81,205	34,626
Bovie Medical Corp.[a,b]	70,997	184,592

Security	Shares	Value
Cerus Corp.[a,b]	235,451	$795,824
Cesca Therapeutics Inc.[a]	9,040	27,120
Chembio Diagnostics Inc.[a]	28,853	236,595
Cogentix Medical Inc.[a]	51,708	162,880
ConforMIS Inc.[a]	90,792	216,085
Corindus Vascular Robotics Inc.[a,b]	228,402	230,686
CryoLife Inc.[a]	74,488	1,426,445
CryoPort Inc.[a]	51,883	445,675
Cutera Inc.[a]	31,417	1,424,761
CytoSorbents Corp.[a,b]	66,884	434,746
Ekso Bionics Holdings Inc.[a,b]	100,608	214,295
Electromed Inc.[a]	17,975	109,108
Entellus Medical Inc.[a]	28,889	704,603
Exactech Inc.[a]	25,644	1,268,096
FONAR Corp.[a,b]	14,785	360,015
GenMark Diagnostics Inc.[a,b]	117,465	489,829
Heska Corp.[a,b]	15,109	1,211,893
Invacare Corp.[b]	74,264	1,251,348
InVivo Therapeutics Holdings Corp.[a,b]	70,712	54,448
Invuity Inc.[a]	36,918	228,892
iRadimed Corp.[a,b]	10,439	158,151
iRhythm Technologies Inc.[a]	32,822	1,839,673
IRIDEX Corp.[a]	22,660	172,669
Lantheus Holdings Inc.[a]	71,024	1,452,441
LeMaitre Vascular Inc.[b]	35,269	1,122,965
Milestone Scientific Inc.[a]	48,257	56,992
Misonix Inc.[a]	14,013	134,525
Nuvectra Corp.[a]	25,539	198,183
Obalon Therapeutics Inc.[a,b]	22,601	149,393
OraSure Technologies Inc.[a]	132,588	2,500,610
Orthofix International NVa	40,418	2,210,865
OrthoPediatrics Corp.[a]	10,736	206,024
Oxford Immunotec Global PLC[a]	55,069	769,314
Pulse Biosciences Inc.[a,b]	22,685	535,366
Quotient Ltd.[a,b]	62,817	310,944
ReShape Lifesciences Inc.[a,b]	16,629	24,611
Retractable Technologies Inc.[a]	39,297	26,722
Rockwell Medical Inc.[a,b]	110,706	644,309
RTI Surgical Inc.[a,b]	128,374	526,333
SeaSpine Holdings Corp.[a]	24,017	243,052
Second Sight Medical Products Inc.[a,b]	46,775	89,340
Senseonics Holdings Inc.[a,b]	144,439	384,208
Sientra Inc.[a,b]	34,074	479,080
STAAR Surgical Co.[a,b]	96,991	1,503,361
Surmodics Inc.[a]	30,701	859,628
Tactile Systems Technology Inc.[a]	29,861	865,372
Utah Medical Products Inc.	7,867	640,374
Valeritas Holdings Inc.[a]	6,093	17,365
Vermillion Inc.[a,b]	60,920	117,576
ViewRay Inc.[a,b]	71,248	659,756
Viveve Medical Inc.[a,b]	38,133	189,521
Zosano Pharma Corp.[a,b]	85,614	44,519

		38,799,807
HEALTH CARE PROVIDERS & SERVICES — 2.09%
AAC Holdings Inc.[a]	27,055	243,495
Aceto Corp.	65,945	681,212

220

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2017

Security	Shares	Value
Addus HomeCare Corp.[a]	17,800	$619,440
Almost Family Inc.[a]	29,926	1,656,404
American Renal Associates Holdings Inc.[a,b]	21,531	374,639
BioScrip Inc.[a,b]	270,150	786,136
BioTelemetry Inc.[a,b]	73,073	2,184,883
Capital Senior Living Corp.[a,b]	57,034	769,389
Catasys Inc.[a,b]	8,666	32,411
Civitas Solutions Inc.[a,b]	37,141	635,111
Cross Country Healthcare Inc.[a,b]	82,182	1,048,642
CynergisTek Inc./DEa	19,857	80,421
Digirad Corp.	43,551	112,144
Five Star Senior Living Inc.[a]	62,993	94,490
Fulgent Genetics Inc.[a,b]	15,001	65,704
Genesis Healthcare Inc.[a,b]	83,825	63,950
InfuSystem Holdings Inc.[a]	46,464	106,867
Joint Corp. (The)[a]	26,185	130,663
National Research Corp. Class A	21,946	818,586
Nobilis Health Corp.[a,b]	127,091	171,573
PetIQ Inc.[a,b]	16,835	367,676
Providence Service Corp. (The)[a]	27,404	1,626,153
Psychemedics Corp.	13,298	273,407
Quorum Health Corp.[a,b]	64,915	405,070
R1 RCM Inc.[a]	243,875	1,075,489
RadNet Inc.[a]	87,769	886,467
Sharps Compliance Corp.[a]	33,072	135,264
Triple-S Management Corp. Class Ba	53,652	1,333,252
U.S. Physical Therapy Inc.	28,304	2,043,549

		18,822,487
HEALTH CARE TECHNOLOGY — 0.68%
Castlight Health Inc. Class Ba,b	146,521	549,454
Computer Programs & Systems Inc.[b]	26,860	807,143
HealthStream Inc.[a]	59,592	1,380,151
HTG Molecular Diagnostics Inc.[a,b]	7,211	14,638
Icad Inc.[a]	32,439	111,590
NantHealth Inc.[a,b]	36,547	111,468
Simulations Plus Inc.	28,984	466,642
Tabula Rasa HealthCare Inc.[a]	21,592	605,656
Vocera Communications Inc.[a]	67,375	2,036,073

		6,082,815
HOTELS, RESTAURANTS & LEISURE — 2.20%
Ark Restaurants Corp.	4,812	130,020
Bagger Dave’s Burger Tavern Inc.[a]	34,103	1,876
Biglari Holdings Inc.[a]	2,280	944,832
Bravo Brio Restaurant Group Inc.[a]	25,916	64,790
Carrols Restaurant Group Inc.[a]	80,838	982,182
Century Casinos Inc.[a,b]	50,792	463,731
Chuy’s Holdings Inc.[a,b]	38,682	1,085,030
Del Frisco’s Restaurant Group Inc.[a]	48,665	742,141
Del Taco Restaurants Inc.[a,b]	76,245	924,089
Denny’s Corp.[a,b]	148,574	1,967,120
Diversified Restaurant Holdings Inc.[a]	31,409	50,254
Dover Downs Gaming & Entertainment Inc.[a]	48,476	49,446
Dover Motorsports Inc.	36,322	70,828
Drive Shack Inc.	144,108	796,917
El Pollo Loco Holdings Inc.[a,b]	47,437	469,626
Empire Resorts Inc.[a,b]	8,252	222,804
Fogo De Chao Inc.[a,b]	22,413	259,991

Security	Shares	Value
Full House Resorts Inc.[a]	50,332	$196,798
Golden Entertainment Inc.[a]	25,597	835,742
Good Times Restaurants Inc.[a]	29,494	78,159
Habit Restaurants Inc. (The) Class Aa,b	46,736	446,329
Inspired Entertainment Inc.[a]	11,036	108,153
J Alexander’s Holdings Inc.[a,b]	32,486	315,114
Jamba Inc.[a]	32,162	259,226
Kona Grill Inc.[a,b]	17,191	30,084
Lindblad Expeditions Holdings Inc.[a,b]	50,124	490,714
Luby’s Inc.[a]	49,508	130,701
Marcus Corp. (The)	43,793	1,197,739
Monarch Casino & Resort Inc.[a]	25,003	1,120,634
Nathan’s Famous Inc.	6,556	494,978
Nevada Gold & Casinos Inc.[a]	50,600	135,102
Noodles & Co.[a,b]	29,647	155,647
ONE Group Hospitality Inc. (The)[a]	25,589	61,158
Papa Murphy’s Holdings Inc.[a]	32,158	173,010
Peak Resorts Inc.	30,428	164,311
Potbelly Corp.[a,b]	53,278	655,319
RCI Hospitality Holdings Inc.	22,392	626,528
Red Lion Hotels Corp.[a,b]	42,952	423,077
Ruth’s Hospitality Group Inc.	70,740	1,531,521
Town Sports International Holdings Inc.[a]	30,554	169,575
YogaWorks Inc.[a]	16,106	45,580
Zoe’s Kitchen Inc.[a,b]	42,784	715,349

		19,786,225
HOUSEHOLD DURABLES — 1.87%
AV Homes Inc.[a,b]	28,599	476,173
Bassett Furniture Industries Inc.	23,476	882,698
Beazer Homes USA Inc.[a,b]	72,082	1,384,695
Century Communities Inc.[a]	44,195	1,374,464
CSS Industries Inc.	14,634	407,264
Dixie Group Inc. (The)[a]	35,818	137,899
Emerson Radio Corp.[a]	23,396	34,156
Flexsteel Industries Inc.	16,422	768,221
Green Brick Partners Inc.[a,b]	53,091	599,928
Hamilton Beach Brands Holding Co. Class A	10,946	281,203
Hooker Furniture Corp.	26,149	1,110,025
Hovnanian Enterprises Inc. Class Aa,b	277,449	929,454
LGI Homes Inc.[a,b]	40,261	3,020,783
Libbey Inc.	45,779	344,258
Lifetime Brands Inc.	22,303	368,000
M/I Homes Inc.[a]	55,902	1,923,029
New Home Co. Inc. (The)[a]	29,713	372,304
Nova Lifestyle Inc.[a,b]	39,245	94,188
PICO Holdings Inc.	50,214	642,739
Skyline Corp.[a]	16,936	217,628
Vuzix Corp.[a,b]	41,682	260,513
ZAGG Inc.[a,b]	63,492	1,171,427

		16,801,049
HOUSEHOLD PRODUCTS — 0.09%
Ocean Bio-Chem Inc.	13,695	59,436
Oil-Dri Corp. of America	12,064	500,656

221

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2017

Security	Shares	Value
Orchids Paper Products Co.[b]	20,077	$256,986

		817,078
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.08%
Atlantic Power Corp.[a]	267,741	629,191
U.S. Geothermal Inc.[a]	37,155	128,185

		757,376
INSURANCE — 1.72%
1347 Property Insurance Holdings Inc.[a]	13,545	98,878
Atlas Financial Holdings Inc.[a]	26,454	543,630
Baldwin & Lyons Inc. Class B	24,229	580,284
Blue Capital Reinsurance Holdings Ltd.	15,623	188,257
Citizens Inc./TXa,b	105,914	778,468
Conifer Holdings Inc.[a]	12,522	72,628
Crawford & Co. Class B	28,305	272,294
Donegal Group Inc. Class A	23,121	399,993
eHealth Inc.[a,b]	37,275	647,467
EMC Insurance Group Inc.	21,124	606,048
Federated National Holding Co.	28,523	472,626
First Acceptance Corp.[a]	38,775	46,142
Hallmark Financial Services Inc.[a]	33,544	349,864
HCI Group Inc.	18,345	548,515
Health Insurance Innovations Inc. Class Aa,b	27,645	689,743
Heritage Insurance Holdings Inc.[b]	49,955	900,189
Independence Holding Co.	16,249	446,035
Investors Title Co.	3,545	703,151
Kingstone Companies Inc.	24,081	452,723
Kinsale Capital Group Inc.[b]	33,673	1,515,285
NI Holdings Inc.[a]	25,102	426,232
Trupanion Inc.[a,b]	52,580	1,539,017
United Insurance Holdings Corp.	47,446	818,443
Universal Insurance Holdings Inc.	71,599	1,958,233
WMIH Corp.[a]	447,434	379,916

		15,434,061
INTERNET & DIRECT MARKETING RETAIL — 0.72%
1-800-Flowers.com Inc. Class Aa	60,531	647,682
CafePress Inc.[a]	15,313	28,176
Duluth Holdings Inc. Class Ba,b	20,717	369,798
EVINE Live Inc.[a]	128,902	180,463
FTD Companies Inc.[a]	37,711	271,142
Gaia Inc.[a]	25,194	312,406
Overstock.com Inc.[a,b]	39,001	2,492,164
PetMed Express Inc.	45,752	2,081,716
U.S. Auto Parts Network Inc.[a]	39,851	100,424

		6,483,971
INTERNET SOFTWARE & SERVICES — 2.62%
Actua Corp.[a,b]	70,612	1,101,547
Amber Road Inc.[a]	47,286	347,079
Appfolio Inc. Class Aa	18,767	778,831
Apptio Inc. Class Aa	51,501	1,211,304
AutoWeb Inc.[a]	21,737	195,850
Bazaarvoice Inc.[a]	191,333	1,042,765
Blucora Inc.[a,b]	100,981	2,231,680

Security	Shares	Value
Brightcove Inc.[a]	78,035	$554,049
Carbonite Inc.[a,b]	57,995	1,455,675
Care.com Inc.[a,b]	30,970	558,699
ChannelAdvisor Corp.[a,b]	59,251	533,259
Determine Inc.[a]	22,715	41,114
DHI Group Inc.[a,b]	108,301	205,772
eGain Corp.[a]	39,696	208,404
Instructure Inc.[a,b]	50,613	1,675,290
Internap Corp.[a,b]	47,162	740,915
Inuvo Inc.[a]	61,158	49,538
iPass Inc.[a]	157,506	81,887
Issuer Direct Corp.	6,957	127,661
Leaf Group Ltd.[a]	30,197	298,950
Limelight Networks Inc.[a,b]	177,930	784,671
Liquidity Services Inc.[a,b]	60,081	291,393
LivePerson Inc.[a]	128,106	1,473,219
Marchex Inc. Class Ba	79,339	256,265
Marin Software Inc.[a]	10,335	113,685
Meet Group Inc. (The)[a,b]	150,121	423,341
Ominto Inc.[a,b]	33,391	113,195
Professional Diversity Network Inc.[a,b]	3,796	15,602
QuinStreet Inc.[a]	86,224	722,557
Reis Inc.	21,662	447,320
Remark Holdings Inc.[a,b]	38,333	372,980
SendGrid Inc.[a]	19,141	458,810
SharpSpring Inc.[a,b]	13,862	60,993
ShotSpotter Inc.[a,b]	8,602	120,858
Support.com Inc.[a]	40,168	97,207
Synacor Inc.[a]	75,932	174,644
TechTarget Inc.[a]	47,624	662,926
Telaria Inc.[a]	82,770	333,563
Tintri Inc.[a,b]	20,692	105,529
Travelzoo[a]	12,966	83,631
Tucows Inc. Class Aa,b	21,026	1,472,871
Veritone Inc.[a,b]	6,370	147,784
XO Group Inc.[a]	58,477	1,079,485
YuMe Inc.	53,280	254,678

		23,507,476
IT SERVICES — 1.08%
ALJ Regional Holdings Inc.[a,b]	47,487	149,584
Cass Information Systems Inc.	27,684	1,611,486
Computer Task Group Inc.[a]	41,885	213,613
Edgewater Technology Inc.[a]	29,177	182,064
Everi Holdings Inc.[a]	147,771	1,114,193
Hackett Group Inc. (The)	54,935	863,029
Information Services Group Inc.[a,b]	76,151	317,550
Innodata Inc.[a]	64,499	87,719
Mattersight Corp.[a,b]	54,173	138,141
ModusLink Global Solutions Inc.[a]	88,799	221,109
MoneyGram International Inc.[a,b]	66,037	870,368
Perficient Inc.[a]	79,338	1,512,976
PFSweb Inc.[a]	37,156	276,069
PRGX Global Inc.[a]	50,376	357,670
ServiceSource International Inc.[a,b]	173,935	537,459
StarTek Inc.[a,b]	26,455	263,756

222

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2017

Security	Shares	Value
Unisys Corp.[a,b]	116,381	$948,505

		9,665,291
LEISURE PRODUCTS — 0.56%
Clarus Corp.[a]	51,020	400,507
Escalade Inc.	24,120	296,676
JAKKS Pacific Inc.[a,b]	47,509	111,646
Johnson Outdoors Inc. Class A	11,129	691,000
Malibu Boats Inc. Class Aa,b	47,110	1,400,580
Marine Products Corp.	18,170	231,486
MCBC Holdings Inc.[a]	43,307	962,281
Nautilus Inc.[a,b]	68,014	907,987
Summer Infant Inc.[a]	20,520	30,780

		5,032,943
LIFE SCIENCES TOOLS & SERVICES — 0.48%
ChromaDex Corp.[a,b]	96,439	567,061
Enzo Biochem Inc.[a]	96,772	788,692
Fluidigm Corp.[a,b]	75,633	445,478
Harvard Bioscience Inc.[a]	75,300	248,490
NanoString Technologies Inc.[a]	47,865	357,552
NeoGenomics Inc.[a,b]	130,930	1,160,040
Pacific Biosciences of California Inc.[a,b]	239,479	632,225
pSivida Corp.[a,b]	88,292	95,355

		4,294,893
MACHINERY — 2.98%
Alamo Group Inc.	22,667	2,558,424
ARC Group Worldwide Inc.[a]	21,108	44,327
ASV Holdings Inc.[a]	11,974	121,536
Blue Bird Corp.[a]	18,310	364,369
Columbus McKinnon Corp./NY	50,078	2,002,119
Commercial Vehicle Group Inc.[a]	59,931	640,662
DMC Global Inc.	33,161	830,683
Douglas Dynamics Inc.	51,976	1,964,693
Eastern Co. (The)	14,737	385,373
Energy Recovery Inc.[a,b]	83,514	730,748
ExOne Co. (The)[a,b]	26,380	221,592
FreightCar America Inc.	28,444	485,824
Gencor Industries Inc.[a]	24,706	408,884
Global Brass & Copper Holdings Inc.	51,231	1,695,746
Graham Corp.	23,420	490,181
Hardinge Inc.	27,586	480,548
Hurco Companies Inc.	14,686	619,749
Jason Industries Inc.[a]	49,061	116,275
Kadant Inc.	25,679	2,578,172
Key Technology Inc.[a]	10,233	188,594
LB Foster Co. Class Aa	19,669	534,013
LS Starrett Co. (The) Class A	16,349	140,601
Lydall Inc.[a]	38,604	1,959,153
Manitex International Inc.[a]	34,729	333,398
Miller Industries Inc./TN	26,758	690,356
NN Inc.	62,449	1,723,592
Park-Ohio Holdings Corp.	19,934	915,967
Perma-Pipe International Holdings Inc.[a]	15,913	143,217
Spartan Motors Inc.	79,999	1,259,984
Titan International Inc.[b]	115,130	1,482,874

Security	Shares	Value
Twin Disc Inc.[a]	20,038	$532,410
Xerium Technologies Inc.[a]	29,649	126,305

		26,770,369
MARINE — 0.27%
Eagle Bulk Shipping Inc.[a,b]	108,426	485,748
Genco Shipping & Trading Ltd.[a]	17,222	229,397
Navios Maritime Holdings Inc.[a]	204,759	245,711
Pangaea Logistics Solutions Ltd.[a]	19,571	72,217
Safe Bulkers Inc.[a,b]	114,707	370,504
Scorpio Bulkers Inc.	136,267	1,008,376

		2,411,953
MEDIA — 1.55%
AH Belo Corp. Class A	48,538	232,982
Ballantyne Strong Inc.[a]	31,653	147,186
Beasley Broadcast Group Inc. Class A	12,756	170,930
Central European Media Enterprises Ltd. Class Aa	192,650	895,822
Daily Journal Corp.[a,b]	1,190	273,962
Emmis Communications Corp. Class Aa	24,970	88,394
Entercom Communications Corp. Class A	292,577	3,159,832
Entravision Communications Corp. Class A	153,642	1,098,540
Global Eagle Entertainment Inc.[a,b]	116,309	266,348
Harte-Hanks Inc.[a]	101,520	96,312
Hemisphere Media Group Inc.[a,b]	52,226	603,210
Lee Enterprises Inc.[a,b]	119,012	279,678
McClatchy Co. (The) Class Aa,b	12,204	108,982
MDC Partners Inc. Class Aa	130,029	1,267,783
National CineMedia Inc.	142,559	977,955
New Media Investment Group Inc.	117,828	1,977,154
Reading International Inc. Class Aa	41,140	687,038
Saga Communications Inc. Class A	9,322	377,075
Salem Media Group Inc. Class A	26,013	117,059
Townsquare Media Inc. Class Aa,b	19,240	147,763
tronc Inc.[a]	46,242	813,397
Urban One Inc.[a]	55,089	96,406
Xcel Brands Inc.[a]	16,044	52,945

		13,936,753
METALS & MINING — 1.07%
Ampco-Pittsburgh Corp.	20,707	256,767
Friedman Industries Inc.	12,757	72,460
Gerber Scientific Inc. Escrow[a,c]	44,403	444
Gold Resource Corp.[b]	112,707	495,911
Haynes International Inc.	28,049	898,970
Klondex Mines Ltd.[a]	399,016	1,041,432
Olympic Steel Inc.	20,224	434,614
Pershing Gold Corp.[a]	33,151	79,562
Ramaco Resources Inc.[a,b]	15,709	108,078
Ryerson Holding Corp.[a]	35,105	365,092
Schnitzer Steel Industries Inc. Class A	60,429	2,024,372
SunCoke Energy Inc.[a]	147,417	1,767,530
Synalloy Corp.	21,406	286,840
TimkenSteel Corp.[a]	90,869	1,380,300

223

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2017

Security	Shares	Value
Universal Stainless & Alloy Products Inc.[a]	17,060	$365,425

		9,577,797
MORTGAGE REAL ESTATE INVESTMENT — 1.21%
AG Mortgage Investment Trust Inc.[b]	63,465	1,206,470
Anworth Mortgage Asset Corp.[b]	223,629	1,216,542
Ares Commercial Real Estate Corp.	63,338	817,060
Cherry Hill Mortgage Investment Corp.	29,048	522,573
Dynex Capital Inc.	108,825	762,863
Ellington Residential Mortgage REIT	24,977	300,723
Five Oaks Investment Corp.	39,910	159,640
Great Ajax Corp.	41,985	580,233
Manhattan Bridge Capital Inc.	22,310	132,187
New York Mortgage Trust Inc.[b]	256,766	1,584,246
Orchid Island Capital Inc.[b]	99,478	923,156
Owens Realty Mortgage Inc.	27,373	438,242
Resource Capital Corp.[b]	69,764	653,689
Sutherland Asset Management Corp.	40,907	619,741
Western Asset Mortgage Capital Corp.[b]	94,133	936,623

		10,853,988
MULTI-UTILITIES — 0.18%
Unitil Corp.	35,670	1,627,265

		1,627,265
MULTILINE RETAIL — 0.07%
Fred’s Inc. Class Ab	78,657	318,561
Tuesday Morning Corp.[a,b]	101,420	278,905

		597,466
OIL, GAS & CONSUMABLE FUELS — 3.11%
Abraxas Petroleum Corp.[a]	354,770	872,734
Adams Resources & Energy Inc.	6,204	269,874
Approach Resources Inc.[a,b]	96,530	285,729
Ardmore Shipping Corp.[a,b]	66,915	535,320
Bill Barrett Corp.[a,b]	174,274	894,026
Bonanza Creek Energy Inc.[a]	46,429	1,280,976
California Resources Corp.[a,b]	97,842	1,902,048
Centrus Energy Corp. Class Aa	12,496	50,109
Clean Energy Fuels Corp.[a]	330,319	670,548
Cloud Peak Energy Inc.[a]	166,786	742,198
Comstock Resources Inc.[a,b]	30,241	255,839
Contango Oil & Gas Co.[a,b]	54,735	257,802
DHT Holdings Inc.	197,549	709,201
Dorian LPG Ltd.[a]	55,149	453,325
Earthstone Energy Inc. Class Aa,b	45,797	486,822
Eclipse Resources Corp.[a,b]	195,889	470,134
Energy Fuels Inc./Canada[a,b]	175,019	313,284
Evolution Petroleum Corp.	51,939	355,782
Gastar Exploration Inc.[a,b]	400,360	420,378
Gener8 Maritime Inc.[a]	108,237	716,529
Hallador Energy Co.	31,702	193,065
Isramco Inc.[a,b]	1,745	182,614
Jones Energy Inc. Class Aa,b	103,922	114,314
Lilis Energy Inc.[a,b]	103,233	527,521
Lonestar Resources U.S. Inc. Class Aa	27,368	108,651

Security	Shares	Value
Midstates Petroleum Co. Inc.[a]	22,343	$370,447
NACCO Industries Inc. Class A	9,162	344,949
Navios Maritime Acquisition Corp.	189,343	210,171
Northern Oil and Gas Inc.[a,b]	100,003	205,006
Overseas Shipholding Group Inc. Series Aa	94,558	259,089
Pacific Ethanol Inc.[a,b]	99,400	452,270
Panhandle Oil and Gas Inc. Class A	38,121	783,387
Penn Virginia Corp.[a]	32,488	1,270,606
PetroQuest Energy Inc.[a]	43,061	81,385
Renewable Energy Group Inc.[a,b]	89,626	1,057,587
REX American Resources Corp.[a,b]	13,227	1,095,063
Ring Energy Inc.[a,b]	115,501	1,605,464
Rosehill Resources Inc.[a]	7,400	58,164
Sanchez Energy Corp.[a]	152,640	810,518
SandRidge Energy Inc.[a]	80,314	1,692,216
SilverBow Resources Inc.[a]	16,509	490,647
Stone Energy Corp.[a]	45,101	1,450,448
Teekay Tankers Ltd. Class A	474,741	664,637
Torchlight Energy Resources Inc.[a,b]	97,239	130,300
TransAtlantic Petroleum Ltd.[a]	68,223	94,830
Uranium Energy Corp.[a,b]	319,444	565,416
VAALCO Energy Inc.[a]	107,898	75,216
Vertex Energy Inc.[a,b]	64,304	60,446
W&T Offshore Inc.[a]	218,684	723,844
Westmoreland Coal Co.[a]	40,835	49,410
Westwater Resources Inc.[a]	58,735	62,846
Zion Oil & Gas Inc.[a,b]	102,123	220,586

		27,953,771
PAPER & FOREST PRODUCTS — 0.16%
Verso Corp. Class Aa,b	80,254	1,410,063

		1,410,063
PERSONAL PRODUCTS — 0.31%
DS Healthcare Group Inc.[a]	30,533	15
Lifevantage Corp.[a]	32,118	152,882
Mannatech Inc.	5,795	86,925
Medifast Inc.	25,075	1,750,486
Natural Alternatives International Inc.[a]	11,215	115,795
Natural Health Trends Corp.[b]	13,917	211,399
Nature’s Sunshine Products Inc.	24,151	278,944
United-Guardian Inc.	8,418	155,733

		2,752,179
PHARMACEUTICALS — 3.60%
AcelRx Pharmaceuticals Inc.[a,b]	78,981	159,937
Aclaris Therapeutics Inc.[a,b]	53,127	1,310,112
Adamis Pharmaceuticals Corp.[a,b]	64,870	285,428
Adolor Corp. Escrow[a,c]	77,501	1
Agile Therapeutics Inc.[a]	35,844	96,420
Alimera Sciences Inc.[a,b]	102,428	136,229
Amphastar Pharmaceuticals Inc.[a,b]	84,790	1,631,360
ANI Pharmaceuticals Inc.[a,b]	18,625	1,200,381
Aratana Therapeutics Inc.[a,b]	93,652	492,610

224

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2017

Security	Shares	Value
Assembly Biosciences Inc.[a]	36,940	$1,671,535
Avenue Therapeutics Inc.[a,b]	15,961	58,417
Axsome Therapeutics Inc.[a,b]	36,789	206,018
BioDelivery Sciences International Inc.[a]	120,652	355,923
Clearside Biomedical Inc.[a,b]	50,624	354,368
Collegium Pharmaceutical Inc.[a,b]	55,543	1,025,324
Corium International Inc.[a,b]	57,219	549,875
Cumberland Pharmaceuticals Inc.[a]	26,824	199,034
Cymabay Therapeutics Inc.[a]	90,808	835,434
Dova Pharmaceuticals Inc.[a,b]	11,588	333,734
Durect Corp.[a]	319,912	294,895
Egalet Corp.[a,b]	66,522	66,522
Endocyte Inc.[a]	92,953	397,839
Evoke Pharma Inc.[a]	29,929	67,640
Flex Pharma Inc.[a,b]	21,176	73,904
Imprimis Pharmaceuticals Inc.[a,b]	42,039	71,466
Intersect ENT Inc.[a,b]	61,826	2,003,162
Intra-Cellular Therapies Inc.[a,b]	97,631	1,413,697
Juniper Pharmaceuticals Inc.[a]	28,868	140,010
Kala Pharmaceuticals Inc.[a]	19,006	351,421
KemPharm Inc.[a]	29,990	121,459
Lipocine Inc.[a,b]	40,214	138,336
Melinta Therapeutics Inc.[a,b]	21,943	346,699
MyoKardia Inc.[a,b]	44,911	1,890,753
Neos Therapeutics Inc.[a,b]	57,188	583,318
NovaBay Pharmaceuticals Inc.[a]	10,855	41,792
Novan Inc.[a]	28,014	118,219
Novus Therapeutics Inc.[a,b]	9,044	34,910
Ocular Therapeutix Inc.[a,b]	51,813	230,568
Omeros Corp.[a,b]	103,994	2,020,603
Optinose Inc.[a,b]	12,549	237,176
Orexigen Therapeutics Inc.[a]	15,772	20,346
Paratek Pharmaceuticals Inc.[a,b]	55,788	998,605
Pernix Therapeutics Holdings Inc.[a,b]	21,617	51,881
PLx Pharma Inc.[a]	1,806	12,461
ProPhase Labs Inc.[a]	618	1,341
Pulmatrix Inc.[a,b]	29,439	41,509
Reata Pharmaceuticals Inc. Series Aa,b	26,783	758,495
Revance Therapeutics Inc.[a,b]	52,661	1,882,631
SCYNEXIS Inc.[a,b]	50,577	117,339
Senestech Inc.[a,b]	8,316	5,988
Sienna Biopharmaceuticals Inc.[a]	11,663	211,683
Sucampo Pharmaceuticals Inc. Class Aa,b	56,191	1,008,628
Teligent Inc.[a]	97,191	352,803
Tetraphase Pharmaceuticals Inc.[a]	117,707	741,554
Titan Pharmaceuticals Inc.[a,b]	49,686	65,834
VIVUS Inc.[a]	240,742	120,997
WaVe Life Sciences Ltd.[a,b]	27,247	956,370
Zogenix Inc.[a,b]	78,044	3,125,662
Zynerba Pharmaceuticals Inc.[a,b]	26,534	332,206

		32,352,862
PROFESSIONAL SERVICES — 1.64%
Acacia Research Corp.[a,b]	108,314	438,672
Barrett Business Services Inc.	16,203	1,044,932
BG Staffing Inc.	16,340	260,460

Security	Shares	Value
CBIZ Inc.[a]	127,885	$1,975,823
Cogint Inc.[a,b]	47,371	208,432
CRA International Inc.	20,301	912,530
DLH Holdings Corp.[a]	15,590	96,034
Forrester Research Inc.	25,042	1,106,856
Franklin Covey Co.[a,b]	23,717	492,128
GP Strategies Corp.[a]	29,224	677,997
Heidrick & Struggles International Inc.	43,004	1,055,748
Hill International Inc.[a,b]	79,743	434,599
Hudson Global Inc.[a]	64,902	146,030
Kelly Services Inc. Class A	70,050	1,910,264
Kforce Inc.	53,867	1,360,142
Mastech Digital Inc.[a]	6,741	67,814
Mistras Group Inc.[a]	39,147	918,780
RCM Technologies Inc.	20,736	130,429
Resources Connection Inc.	65,001	1,004,265
Volt Information Sciences Inc.[a,b]	24,189	91,918
Willdan Group Inc.[a,b]	17,775	425,534

		14,759,387
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.48%
Altisource Asset Management Corp.[a]	1,682	137,251
Altisource Portfolio Solutions SAa,b	25,256	707,168
American Realty Investors Inc.[a]	6,393	79,919
Consolidated-Tomoka Land Co.[b]	9,738	618,363
Forestar Group Inc.[a,b]	25,668	564,696
FRP Holdings Inc.[a,b]	15,348	679,149
Griffin Industrial Realty Inc.	4,254	156,122
Maui Land & Pineapple Co. Inc.[a,b]	16,670	288,391
Tejon Ranch Co.[a,b]	38,999	809,619
Trinity Place Holdings Inc.[a]	45,189	314,064

		4,354,742
ROAD & RAIL — 0.76%
ArcBest Corp.	60,275	2,154,831
Celadon Group Inc.[b]	63,344	405,401
Covenant Transportation Group Inc. Class Aa,b	27,111	778,899
Daseke Inc.[a,b]	48,423	691,965
PAM Transportation Services Inc.[a]	6,131	213,236
Patriot Transportation Holding Inc.[a]	4,960	87,246
Roadrunner Transportation Systems Inc.[a]	70,104	540,502
Universal Logistics Holdings Inc.	20,280	481,650
USA Truck Inc.[a]	19,328	350,417
YRC Worldwide Inc.[a]	75,597	1,087,085

		6,791,232
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.10%
Adesto Technologies Corp.[a]	42,008	270,952
Aehr Test Systems[a,b]	42,325	114,701
Alpha & Omega Semiconductor Ltd.[a]	42,967	702,940
Amtech Systems Inc.[a]	24,889	250,632
Aquantia Corp.[a]	8,028	90,957
Atomera Inc.[a,b]	22,410	97,035
Axcelis Technologies Inc.[a]	70,498	2,023,293
AXT Inc.[a,b]	86,430	751,941
CEVA Inc.[a]	49,944	2,304,916
Cohu Inc.	63,400	1,391,630
CVD Equipment Corp.[a,b]	15,844	184,107

225

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2017

Security	Shares	Value
CyberOptics Corp.[a]	16,016	$240,240
DSP Group Inc.[a,b]	52,661	658,262
Everspin Technologies Inc.[a,b]	18,693	140,197
FormFactor Inc.[a]	166,394	2,604,066
GSI Technology Inc.[a,b]	36,960	294,202
Ichor Holdings Ltd.[a]	41,872	1,030,051
Impinj Inc.[a,b]	41,092	925,803
inTEST Corp.[a]	23,592	204,071
IXYS Corp.[a]	60,715	1,454,124
Kopin Corp.[a,b]	143,543	459,338
Nanometrics Inc.[a]	53,665	1,337,332
NeoPhotonics Corp.[a,b]	74,440	489,815
NVE Corp.	11,141	958,126
PDF Solutions Inc.[a,b]	63,490	996,793
Photronics Inc.[a]	154,522	1,317,300
Pixelworks Inc.[a,b]	75,830	480,004
QuickLogic Corp.[a,b]	182,031	316,734
Rudolph Technologies Inc.[a]	72,179	1,725,078
Sigma Designs Inc.[a]	87,706	609,557
SMART Global Holdings Inc.[a]	14,229	479,517
Ultra Clean Holdings Inc.[a]	76,317	1,762,160
Xcerra Corp.[a]	123,447	1,208,546

		27,874,420
SOFTWARE — 2.34%
A10 Networks Inc.[a,b]	110,990	856,843
Agilysys Inc.[a]	39,048	479,509
American Software Inc./GA Class A	63,529	738,842
Asure Software Inc.[a,b]	23,976	338,541
Aware Inc./MAa	33,266	149,697
BSQUARE Corp.[a]	34,143	158,765
Datawatch Corp.[a]	25,504	242,288
Digimarc Corp.[a]	23,109	835,390
Digital Turbine Inc.[a]	145,119	259,763
Everbridge Inc.[a]	40,127	1,192,574
Evolving Systems Inc.[a]	23,940	112,518
Finjan Holdings Inc.[a]	21,304	46,017
FORM Holdings Corp.[a]	33,507	45,905
GlobalSCAPE Inc.	30,833	109,457
Glu Mobile Inc.[a]	238,986	869,909
GSE Systems Inc.[a]	40,816	132,652
Mind CTI Ltd.	57,749	159,965
Mitek Systems Inc.[a,b]	72,211	646,288
MobileIron Inc.[a]	126,538	493,498
Model N Inc.[a]	54,665	860,974
NetSol Technologies Inc.[a]	28,032	133,152
Park City Group Inc.[a,b]	30,833	294,455
PROS Holdings Inc.[a]	61,484	1,626,252
QAD Inc. Class A	22,854	887,878
RealNetworks Inc.[a,b]	58,861	201,305
Rosetta Stone Inc.[a]	40,142	500,571
Rubicon Project Inc. (The)[a,b]	101,830	190,422
Seachange International Inc.[a]	79,456	312,262
Silver Spring Networks Inc.[a,b]	96,624	1,569,174
SITO Mobile Ltd.[a,b]	42,250	283,920
Telenav Inc.[a]	71,826	395,043
Upland Software Inc.[a]	19,689	426,464
Varonis Systems Inc.[a]	45,617	2,214,705

Security	Shares	Value
VASCO Data Security International Inc.[a]	68,532	$952,595
VirnetX Holding Corp.[a,b]	122,200	452,140
Workiva Inc.[a]	59,078	1,264,269
Zix Corp.[a,b]	125,369	549,116

		20,983,118
SPECIALTY RETAIL — 2.00%
America’s Car-Mart Inc./TXa,b	16,942	756,460
Barnes & Noble Education Inc.[a]	86,293	711,054
Barnes & Noble Inc.	134,304	899,837
Big 5 Sporting Goods Corp.[b]	44,926	341,438
Boot Barn Holdings Inc.[a,b]	28,490	473,219
Build-A-Bear Workshop Inc.[a,b]	32,252	296,718
Christopher & Banks Corp.[a]	69,898	88,770
Citi Trends Inc.	30,867	816,741
Conn’s Inc.[a,b]	43,371	1,541,839
Container Store Group Inc. (The)[a]	36,843	174,636
Destination Maternity Corp.[a]	26,757	79,468
Destination XL Group Inc.[a,b]	77,731	171,008
DGSE Companies Inc.[a,b]	31,733	29,543
Francesca’s Holdings Corp.[a,b]	78,391	573,038
GNC Holdings Inc. Class Ab	154,751	571,031
Haverty Furniture Companies Inc.	44,380	1,005,207
Hibbett Sports Inc.[a,b]	46,834	955,414
J. Jill Inc.[a]	26,390	205,842
Kirkland’s Inc.[a,b]	35,465	424,339
Lumber Liquidators Holdings Inc.[a,b]	65,645	2,060,597
MarineMax Inc.[a]	52,842	998,714
New York & Co. Inc.[a]	65,749	188,042
Pier 1 Imports Inc.	185,127	766,426
Sears Hometown and Outlet Stores Inc.[a,b]	18,853	49,018
Shoe Carnival Inc.	26,506	709,036
Sportsman’s Warehouse Holdings Inc.[a,b]	83,239	550,210
Stage Stores Inc.[b]	51,173	85,971
Stein Mart Inc.[b]	67,314	78,084
Tandy Leather Factory Inc.[a]	13,689	105,405
Tilly’s Inc. Class A	30,990	457,412
Trans World Entertainment Corp.[a]	16,604	30,302
Vitamin Shoppe Inc.[a]	47,758	210,135
Winmark Corp.	5,008	648,035
Zumiez Inc.[a,b]	41,836	871,235

		17,924,224
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.38%
AstroNova Inc.	12,099	169,386
Avid Technology Inc.[a,b]	74,688	402,568
Concurrent Computer Corp.	26,817	154,734
CPI Card Group Inc.[b]	9,874	36,238
Eastman Kodak Co.[a,b]	38,026	117,881
Immersion Corp.[a,b]	67,451	476,204
Intevac Inc.[a,b]	46,485	318,422
Quantum Corp.[a]	65,061	366,294
TransAct Technologies Inc.	18,293	242,382
USA Technologies Inc.[a,b]	112,388	1,095,783

		3,379,892

226

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2017

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.93%
Cherokee Inc.[a]	26,033	$49,463
Crocs Inc.[a,b]	161,497	2,041,322
Crown Crafts Inc.	13,597	87,701
Culp Inc.	24,315	814,552
Delta Apparel Inc.[a,b]	15,035	303,707
Iconix Brand Group Inc.[a,b]	106,398	137,253
Lakeland Industries Inc.[a]	17,661	256,968
Mossimo Inc. Escrow[a,b,c]	21,276	—
Movado Group Inc.	34,855	1,122,331
Perry Ellis International Inc.[a]	28,592	715,944
Rocky Brands Inc.	16,384	309,658
Sequential Brands Group Inc.[a,b]	77,475	137,905
Superior Uniform Group Inc.	21,261	567,881
Unifi Inc.[a]	34,887	1,251,397
Vera Bradley Inc.[a]	45,458	553,678

		8,349,760
THRIFTS & MORTGAGE FINANCE — 3.90%
Atlantic Coast Financial Corp.[a,b]	43,570	410,865
Bank Mutual Corp.	117,527	1,251,663
BankFinancial Corp.	43,789	671,723
Bear State Financial Inc.	55,623	569,023
BSB Bancorp. Inc./MAa	26,282	768,749
Central Federal Corp.[a]	46,857	128,857
Charter Financial Corp./MD	35,595	624,336
Clifton Bancorp. Inc.	57,748	987,491
Dime Community Bancshares Inc.	80,458	1,685,595
Entegra Financial Corp.[a,b]	16,809	491,663
ESSA Bancorp. Inc.	28,666	449,196
Federal Agricultural Mortgage Corp. Class C	20,777	1,625,592
First Defiance Financial Corp.	24,654	1,281,268
Hingham Institution for Savings	3,608	746,856
Home Bancorp. Inc.	16,136	697,398
HomeStreet Inc.[a]	58,980	1,707,471
HopFed Bancorp. Inc.	22,336	317,618
Impac Mortgage Holdings Inc.[a]	22,953	233,202
Merchants Bancorp/IN	16,778	330,191
Meridian Bancorp. Inc.	120,432	2,480,899
Meta Financial Group Inc.	21,093	1,954,266
NMI Holdings Inc. Class Aa	134,869	2,292,773
OceanFirst Financial Corp.	74,734	1,961,768
Ocwen Financial Corp.[a,b]	245,321	767,855
PCSB Financial Corp.[a]	47,661	907,942
Provident Bancorp. Inc.[a]	2,016	53,323
Provident Financial Holdings Inc.	21,235	390,724
Prudential Bancorp. Inc.	26,506	466,506
Randolph Bancorp Inc.[a,b]	14,501	224,766
Riverview Bancorp. Inc.	62,268	539,864
Security National Financial Corp. Class Aa	14,952	79,246
SI Financial Group Inc.	36,490	536,403

Security	Shares	Value
Southern Missouri Bancorp. Inc.	19,931	$749,206
Territorial Bancorp. Inc.	23,327	720,105
Timberland Bancorp. Inc./WA	20,002	531,053
United Community Financial Corp./OH	124,307	1,134,923
United Financial Bancorp. Inc.	122,046	2,152,891
Walter Investment Management Corp.[a,b]	35,795	30,168
Waterstone Financial Inc.	69,585	1,186,424
Western New England Bancorp Inc.	79,401	865,471

		35,005,333
TOBACCO — 0.13%
22nd Century Group Inc.[a,b]	241,664	676,659
Alliance One International Inc.[a,b]	19,371	256,666
Turning Point Brands Inc.	13,212	279,169

		1,212,494
TRADING COMPANIES & DISTRIBUTORS — 0.62%
BlueLinx Holdings Inc.[a]	12,205	119,121
CAI International Inc.[a]	35,582	1,007,682
DXP Enterprises Inc./TXa	36,279	1,072,770
EnviroStar Inc.[b]	8,969	358,760
Foundation Building Materials Inc.[a]	33,870	500,937
General Finance Corp.[a]	22,329	151,837
Houston Wire & Cable Co.[a]	39,280	282,816
Huttig Building Products Inc.[a,b]	57,652	383,386
Lawson Products Inc./DEa,b	16,916	418,671
Titan Machinery Inc.[a,b]	43,505	921,001
Transcat Inc.[a]	14,798	210,872
Willis Lease Finance Corp.[a]	6,606	164,952

		5,592,805
TRANSPORTATION INFRASTRUCTURE — 0.00%
Sino-Global Shipping America Ltd.[a,b]	12,059	30,871

		30,871
WATER UTILITIES — 0.79%
AquaVenture Holdings Ltd.[a]	28,208	437,788
Artesian Resources Corp. Class A	18,887	728,283
Cadiz Inc.[a,b]	50,118	714,182
Connecticut Water Service Inc.	26,639	1,529,345
Consolidated Water Co. Ltd.	39,267	494,764
Global Water Resources Inc.[b]	31,847	297,451
Middlesex Water Co.	37,050	1,478,666
Pure Cycle Corp.[a,b]	44,521	371,750
York Water Co. (The)	29,816	1,010,762

		7,062,991
WIRELESS TELECOMMUNICATION SERVICES — 0.29%
Boingo Wireless Inc.[a,b]	84,928	1,910,880
Spok Holdings Inc.	45,719	715,502

		2,626,382

TOTAL COMMON STOCKS
(Cost: $827,712,181)		895,687,566

227

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2017

Security	Shares	Value
WARRANTS — 0.00%

ENERGY EQUIPMENT & SERVICES — 0.00%
Basic Energy Services Inc. (Expires 12/23/23)[a]	4,203	$4,833

		4,833
OIL, GAS & CONSUMABLE FUELS — 0.00%
Bonanza Creek Energy Inc. (Expires 04/28/20)[a,b]	3,803	1,033

		1,033

TOTAL WARRANTS
(Cost: $0)		5,866

SHORT-TERM INVESTMENTS — 15.48%

MONEY MARKET FUNDS — 15.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[d,e,f]	136,633,890	136,647,554
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[d,e]	2,470,693	2,470,693

		139,118,247

TOTAL SHORT-TERM INVESTMENTS
(Cost: $139,106,075)		139,118,247

TOTAL INVESTMENTS IN SECURITIES — 115.18%
(Cost: $966,818,256)		1,034,811,679
Other Assets, Less Liabilities — (15.18)%		(136,418,326)

NET ASSETS — 100.00%		$898,393,353

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

228

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	157,190,698	—	(20,556,808)[a]	136,633,890	$136,647,554	$—	[b]	$(6,660)	$(37,335)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,077,429	1,393,264[a]	—	2,470,693	2,470,693	9,498		—	—

					$139,118,247	$9,498		$(6,660)	$(37,335)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Russell 2000 E-mini	32	Mar 2018	$2,458	$13,141

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$895,687,121	$—	$445	$895,687,566
Warrants	5,866	—	—	5,866
Money Market Funds	139,118,247	—	—	139,118,247

Total	$1,034,811,234	$—	$445	$1,034,811,679

Derivative financial instruments[a]
Assets
Futures Contracts	$13,141	$—	$—	$13,141

Total	$13,141	$—	$—	$13,141

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

229

Schedule of Investments (Unaudited)

iSHARES® MORTGAGE REAL ESTATE ETFa

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.05%

DIVERSIFIED REITS — 1.37%
iStar Inc.[b,c]	1,406,070	$15,888,591

		15,888,591
MORTGAGE REITS — 96.22%
AG Mortgage Investment Trust Inc.[b]	599,428	11,395,126
AGNC Investment Corp.[b]	6,211,650	125,413,213
Annaly Capital Management Inc.[b]	18,162,307	215,949,830
Anworth Mortgage Asset Corp.[b]	2,067,802	11,248,843
Apollo Commercial Real Estate Finance Inc.[b]	2,303,566	42,500,793
Arbor Realty Trust Inc.[b]	1,147,455	9,914,011
Ares Commercial Real Estate Corp.[b]	572,764	7,388,656
ARMOUR Residential REIT Inc.[b]	907,942	23,352,268
Blackstone Mortgage Trust Inc. Class Ab	1,602,050	51,553,969
Capstead Mortgage Corp.[b]	2,079,964	17,991,689
Cherry Hill Mortgage Investment Corp.[b]	250,819	4,512,234
Chimera Investment Corp.[b]	2,779,493	51,365,031
CYS Investments Inc.[b]	3,315,332	26,622,116
Dynex Capital Inc.	1,067,565	7,483,631
Ellington Residential Mortgage REIT	193,413	2,328,693
Granite Point Mortgage Trust Inc.[b]	920,716	16,333,502
Great Ajax Corp.	335,453	4,635,960
Hannon Armstrong Sustainable Infrastructure Capital Inc.[b]	1,086,582	26,143,163
Invesco Mortgage Capital Inc.[b]	2,408,908	42,950,830
KKR Real Estate Finance Trust Inc.	227,942	4,561,119
Ladder Capital Corp.[b]	1,685,450	22,972,683
MFA Financial Inc.[b]	6,378,314	50,516,247
MTGE Investment Corp.	977,335	18,080,697
New Residential Investment Corp.[b]	4,874,661	87,158,939
New York Mortgage Trust Inc.[b]	2,379,555	14,681,854
Orchid Island Capital Inc.[b]	942,573	8,747,077
PennyMac Mortgage Investment Trust[b,d]	1,389,284	22,325,794
Redwood Trust Inc.[b]	1,641,154	24,321,902
Resource Capital Corp.[b]	645,326	6,046,705
Starwood Property Trust Inc.[b]	4,049,306	86,452,683
Sutherland Asset Management Corp.	381,516	5,779,967

Security	Shares	Value
TPG RE Finance Trust Inc.	237,616	$4,526,585
Two Harbors Investment Corp.	3,193,129	51,920,278
Western Asset Mortgage Capital Corp.[b]	873,721	8,693,524

		1,115,869,612
SPECIALIZED REITS — 0.46%
Jernigan Capital Inc.[b]	281,885	5,358,634

		5,358,634

TOTAL COMMON STOCKS
(Cost: $1,093,567,668)		1,137,116,837
SHORT-TERM INVESTMENTS — 17.16%

MONEY MARKET FUNDS — 17.16%
BlackRock Cash Funds: Institutional,
SL Agency Shares
1.53%[d,e,f]	198,250,888	198,270,713
BlackRock Cash Funds: Treasury,
SL Agency Shares
1.21%[d,e]	710,261	710,261

		198,980,974

TOTAL SHORT-TERM INVESTMENTS
(Cost: $198,985,129)		198,980,974

TOTAL INVESTMENTS IN SECURITIES — 115.21%
(Cost: $1,292,552,797)		1,336,097,811
Other Assets, Less Liabilities — (15.21)%		(176,419,208)

NET ASSETS — 100.00%		$1,159,678,603

[a]	Formerly iShares Mortgage Real Estate Capped ETF.
[b]	All or a portion of this security is on loan.
[c]	Non-income producing security.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	145,283,981	52,966,907	[a]	—	198,250,888	$198,270,713	$—	[b]	$(31,326)	$(21,595)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,465,354	—		(755,093)[a]	710,261	710,261	15,989		—	—
PennyMac Mortgage Investment Trust	1,582,374	396,715		(589,805)	1,389,284	22,325,794	3,009,443		(1,742,782)	(1,221,034)

						$221,306,768	$3,025,432		$(1,774,108)	$(1,242,629)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

230

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORTGAGE REAL ESTATE ETFa

December 31, 2017

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
DJ U.S. Real Estate	697	Mar 2018	$22,402	$60,748

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,137,116,837	$—	$—	$1,137,116,837
Money Market Funds	198,980,974	—	—	198,980,974

Total	$1,336,097,811	$—	$—	$1,336,097,811

Derivative financial instruments[a]
Assets
Futures Contracts	$60,748	$—	$—	$60,748

Total	$60,748	$—	$—	$60,748

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

231

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.91%

BIOTECHNOLOGY — 81.77%
ACADIA Pharmaceuticals Inc.[a,b]	1,689,503	$50,870,935
Acceleron Pharma Inc.[a,b]	615,252	26,111,295
Achaogen Inc.[a]	570,931	6,131,799
Achillion Pharmaceuticals Inc.[a,b]	1,875,470	5,401,354
Acorda Therapeutics Inc.[a,b]	635,989	13,641,964
Adamas Pharmaceuticals Inc.[a,b]	309,840	10,500,478
Adaptimmune Therapeutics PLC ADR[a,b]	786,996	5,257,133
Aduro Biotech Inc.[a,b]	1,051,302	7,884,765
Agios Pharmaceuticals Inc.[a,b]	663,244	37,917,659
Aimmune Therapeutics Inc.[a,b]	691,936	26,169,020
Akebia Therapeutics Inc.[a,b]	643,063	9,562,347
Alder Biopharmaceuticals Inc.[a,b]	921,856	10,555,251
Alexion Pharmaceuticals Inc.[a]	3,033,070	362,724,841
Alkermes PLC[a,b]	2,087,689	114,259,219
Alnylam Pharmaceuticals Inc.[a,b]	1,346,361	171,055,165
AMAG Pharmaceuticals Inc.[a,b]	481,281	6,376,973
Amarin Corp. PLC ADR[a,b]	3,656,497	14,662,553
Amgen Inc.	4,439,322	771,998,096
Amicus Therapeutics Inc.[a,b]	2,261,791	32,547,173
AnaptysBio Inc.[a]	316,457	31,873,549
Arbutus Biopharma Corp.[a]	741,396	3,744,050
Ardelyx Inc.[a,b]	646,641	4,267,831
Arena Pharmaceuticals Inc.[a]	534,142	18,144,804
Array BioPharma Inc.[a,b]	2,680,393	34,309,030
Arrowhead Pharmaceuticals Inc.[a]	1,017,369	3,743,918
Ascendis Pharma A/S ADR[a,b]	431,237	17,275,354
Atara Biotherapeutics Inc.[a,b]	416,276	7,534,596
Athenex Inc.[a,b]	781,014	12,418,123
Audentes Therapeutics Inc.[a,b]	405,868	12,683,375
Aurinia Pharmaceuticals Inc.[a,b]	719,538	3,259,507
Avexis Inc.[a,b]	434,085	48,040,187
Axovant Sciences Ltd.[a]	1,450,544	7,644,367
BeiGene Ltd. ADR[a]	352,792	34,474,834
Bellicum Pharmaceuticals Inc.[a,b]	452,444	3,805,054
BioCryst Pharmaceuticals Inc.[a,b]	1,338,798	6,573,498
Biogen Inc.[a,b]	2,420,515	771,103,464
BioMarin Pharmaceutical Inc.[a,b]	2,384,254	212,603,929
Bioverativ Inc.[a]	1,470,616	79,295,615
Bluebird Bio Inc.[a,b]	622,208	110,815,245
Blueprint Medicines Corp.[a,b]	533,348	40,219,773
Calithera Biosciences Inc.[a]	477,775	3,989,421
Calyxt Inc.[a,b]	372,941	8,215,890
Cara Therapeutics Inc.[a,b]	439,155	5,375,257
Cascadian Therapeutics Inc.[a]	680,890	2,519,293
Celgene Corp.[a]	7,733,942	807,114,187
Celldex Therapeutics Inc.[a,b]	1,848,839	5,250,703
Cellectis SA ADR[a,b]	119,267	3,476,633
ChemoCentryx Inc.[a,b]	663,515	3,947,914
Chimerix Inc.[a,b]	634,666	2,938,504
China Biologic Products Holdings Inc.[a]	375,574	29,583,964
Clovis Oncology Inc.[a,b]	666,818	45,343,624
Coherus Biosciences Inc.[a,b]	788,296	6,937,005
Concert Pharmaceuticals Inc.[a,b]	306,685	7,933,941
Corbus Pharmaceuticals Holdings Inc.[a,b]	738,977	5,246,737
Corvus Pharmaceuticals Inc.[a]	283,352	2,935,527

Security	Shares	Value
CRISPR Therapeutics AGa,b	552,424	$12,970,916
Curis Inc.[a]	2,231,024	1,561,717
Cytokinetics Inc.[a,b]	733,026	5,974,162
CytomX Therapeutics Inc.[a,b]	517,239	10,918,915
DBV Technologies SA ADR[a]	321,413	7,906,760
Eagle Pharmaceuticals Inc./DEa,b	203,053	10,847,091
Editas Medicine Inc.[a,b]	572,939	17,606,415
Enanta Pharmaceuticals Inc.[a,b]	259,715	15,240,076
Epizyme Inc.[a,b]	942,580	11,829,379
Esperion Therapeutics Inc.[a,b]	356,336	23,461,162
Exelixis Inc.[a,b]	4,016,545	122,102,968
FibroGen Inc.[a,b]	1,113,308	52,770,799
Five Prime Therapeutics Inc.[a,b]	393,588	8,627,449
Flexion Therapeutics Inc.[a,b]	510,738	12,788,880
Foundation Medicine Inc.[a,b]	493,175	33,634,535
G1 Therapeutics Inc.[a]	381,715	7,573,226
Galapagos NV ADR[a]	146,866	13,770,156
Genomic Health Inc.[a,b]	473,221	16,184,158
Geron Corp.[a,b]	2,166,506	3,899,711
Gilead Sciences Inc.	10,428,122	747,070,660
Global Blood Therapeutics Inc.[a,b]	594,533	23,394,874
GlycoMimetics Inc.[a]	462,430	7,764,200
Grifols SA ADR[b]	1,962,647	44,983,869
Halozyme Therapeutics Inc.[a,b]	1,936,646	39,236,448
ImmunoGen Inc.[a]	1,781,032	11,416,415
Immunomedics Inc.[a,b]	2,068,086	33,420,270
Incyte Corp.[a,b]	2,865,074	271,351,159
Inovio Pharmaceuticals Inc.[a,b]	1,228,499	5,073,701
Insmed Inc.[a,b]	1,041,989	32,489,217
Insys Therapeutics Inc.[a,b]	997,424	9,595,219
Intellia Therapeutics Inc.[a,b]	575,969	11,070,124
Intercept Pharmaceuticals Inc.[a,b]	341,514	19,951,248
Ionis Pharmaceuticals Inc.[a,b]	1,694,256	85,221,077
Iovance Biotherapeutics Inc.[a,b]	988,028	7,904,224
Ironwood Pharmaceuticals Inc.[a,b]	1,841,890	27,609,931
Jounce Therapeutics Inc.[a]	434,252	5,536,713
Juno Therapeutics Inc.[a,b]	1,549,937	70,847,620
Karyopharm Therapeutics Inc.[a,b]	641,821	6,161,482
Kura Oncology Inc.[a,b]	406,919	6,225,861
Lexicon Pharmaceuticals Inc.[a,b]	1,436,492	14,192,541
Ligand Pharmaceuticals Inc.[a,b]	287,114	39,314,520
Loxo Oncology Inc.[a,b]	407,281	34,284,915
MacroGenics Inc.[a,b]	500,942	9,517,898
MannKind Corp.[a,b]	1,577,616	3,660,069
Mersana Therapeutics Inc.[a,b]	306,422	5,034,513
Minerva Neurosciences Inc.[a,b]	527,106	3,188,991
Momenta Pharmaceuticals Inc.[a]	1,039,194	14,496,756
Myriad Genetics Inc.[a]	941,884	32,349,006
NantKwest Inc.[a,b]	1,081,029	4,853,820
Neurocrine Biosciences Inc.[a,b]	1,201,395	93,216,238
NewLink Genetics Corp.[a,b]	504,071	4,088,016
Novavax Inc.[a,b]	4,263,801	5,287,113
OPKO Health Inc.[a,b]	7,610,571	37,291,798
PDL BioPharma Inc.[a]	2,099,589	5,752,874
Portola Pharmaceuticals Inc.[a,b]	885,748	43,118,213
Progenics Pharmaceuticals Inc.[a,b]	956,050	5,688,498
Prothena Corp. PLC[a,b]	523,011	19,607,682
PTC Therapeutics Inc.[a,b]	564,433	9,414,742
Puma Biotechnology Inc.[a,b]	505,418	49,960,569

232

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

December 31, 2017

Security	Shares	Value
Ra Pharmaceuticals Inc.[a]	304,718	$2,590,103
Radius Health Inc.[a,b]	606,503	19,268,600
Regeneron Pharmaceuticals Inc.[a]	1,393,644	523,954,398
REGENXBIO Inc.[a]	423,692	14,087,759
Repligen Corp.[a,b]	592,694	21,502,938
Retrophin Inc.[a,b]	534,616	11,264,359
Rigel Pharmaceuticals Inc.[a,b]	1,992,473	7,730,795
Sage Therapeutics Inc.[a,b]	565,033	93,066,585
Sangamo Therapeutics Inc.[a,b]	1,149,770	18,856,228
Sarepta Therapeutics Inc.[a,b]	877,435	48,820,483
Savara Inc.[a,b]	410,761	6,095,693
Seattle Genetics Inc.[a,b]	1,954,002	104,539,107
Seres Therapeutics Inc.[a,b]	551,428	5,591,480
Shire PLC ADR	1,005,973	156,046,532
Spark Therapeutics Inc.[a,b]	503,379	25,883,748
Spectrum Pharmaceuticals Inc.[a,b]	1,368,479	25,932,677
Strongbridge Biopharma PLC[a,b]	475,867	3,450,036
Syndax Pharmaceuticals Inc.[a,b]	328,457	2,877,283
Synergy Pharmaceuticals Inc.[a,b]	3,352,671	7,476,456
TESARO Inc.[a,b]	738,285	61,181,678
Tocagen Inc.[a]	266,765	2,734,341
Ultragenyx Pharmaceutical Inc.[a,b]	579,392	26,872,201
uniQure NVa,b	414,798	8,125,893
United Therapeutics Corp.[a]	586,633	86,792,352
Vanda Pharmaceuticals Inc.[a]	611,206	9,290,331
Veracyte Inc.[a]	458,413	2,993,437
Vertex Pharmaceuticals Inc.[a,b]	2,702,259	404,960,534
Vital Therapies Inc.[a]	568,412	3,382,051
Voyager Therapeutics Inc.[a]	432,622	7,181,525
Xencor Inc.[a,b]	638,888	14,004,425

		8,105,132,310
HEALTH CARE EQUIPMENT & SUPPLIES — 0.30%
Cerus Corp.[a,b]	1,551,302	5,243,401
Novocure Ltd.[a,b]	1,215,678	24,556,695

		29,800,096
HEALTH CARE PROVIDERS & SERVICES — 0.04%
PetIQ Inc.[a]	178,066	3,888,962

		3,888,962
HEALTH CARE TECHNOLOGY — 0.05%
NantHealth Inc.[a,b]	1,473,787	4,495,050

		4,495,050
LIFE SCIENCES TOOLS & SERVICES — 7.15%
Bio-Techne Corp.	508,591	65,887,964
Illumina Inc.[a,b]	1,695,012	370,343,172
INC Research Holdings Inc. Class Aa,b	1,416,600	61,763,760
Luminex Corp.[b]	599,337	11,806,939
Medpace Holdings Inc.[a]	506,438	18,363,442
NanoString Technologies Inc.[a,b]	345,330	2,579,615
Pacific Biosciences of California Inc.[a,b]	1,581,540	4,175,266
PRA Health Sciences Inc.[a,b]	860,328	78,350,071
QIAGEN NV	3,098,522	95,837,285

		709,107,514

Security	Shares	Value
PHARMACEUTICALS — 10.60%
Aclaris Therapeutics Inc.[a,b]	415,242	$10,239,868
Aerie Pharmaceuticals Inc.[a,b]	499,307	29,833,593
Akcea Therapeutics Inc.[a]	896,108	15,556,435
Amphastar Pharmaceuticals Inc.[a,b]	625,498	12,034,582
ANI Pharmaceuticals Inc.[a,b]	158,396	10,208,622
Aratana Therapeutics Inc.[a,b]	584,937	3,076,769
Avadel Pharmaceuticals PLC ADR[a]	562,011	4,608,490
Collegium Pharmaceutical Inc.[a,b]	442,562	8,169,695
Corium International Inc.[a,b]	481,355	4,625,822
Depomed Inc.[a,b]	857,199	6,900,452
Dermira Inc.[a,b]	566,962	15,767,213
Dova Pharmaceuticals Inc.[a,b]	345,464	9,949,363
Endo International PLC[a,b]	3,038,044	23,544,841
Endocyte Inc.[a]	644,824	2,759,847
Foamix Pharmaceuticals Ltd.[a,b]	509,226	3,060,448
GW Pharmaceuticals PLC ADR[a,b]	321,464	42,436,463
Horizon Pharma PLC[a,b]	2,229,514	32,550,904
Innoviva Inc.[a,b]	1,469,679	20,854,745
Intra-Cellular Therapies Inc.[a,b]	742,308	10,748,620
Jazz Pharmaceuticals PLC[a,b]	813,908	109,592,712
Kala Pharmaceuticals Inc.[a,b]	330,223	6,105,823
Marinus Pharmaceuticals Inc.[a]	544,482	4,442,973
Medicines Co. (The)[a,b]	991,707	27,113,269
Mylan NVa,b	7,282,727	308,132,179
MyoKardia Inc.[a,b]	481,333	20,264,119
Nabriva Therapeutics PLC[a]	178,235	1,065,845
Nektar Therapeutics[a,b]	2,137,809	127,669,954
Neos Therapeutics Inc.[a]	390,512	3,983,222
Omeros Corp.[a,b]	653,039	12,688,548
Pacira Pharmaceuticals Inc./DEa,b	551,905	25,194,463
Paratek Pharmaceuticals Inc.[a,b]	380,074	6,803,325
Reata Pharmaceuticals Inc. Series Aa,b	267,212	7,567,444
Revance Therapeutics Inc.[a,b]	420,824	15,044,458
Sienna Biopharmaceuticals Inc.[a]	276,597	5,020,236
Sucampo Pharmaceuticals Inc. Class Aa,b	634,498	11,389,239
Supernus Pharmaceuticals Inc.[a,b]	697,304	27,787,564
Teligent Inc.[a,b]	726,568	2,637,442
Tetraphase Pharmaceuticals Inc.[a,b]	692,401	4,362,126
TherapeuticsMD Inc.[a,b]	2,914,661	17,604,552
Theravance Biopharma Inc.[a,b]	736,023	20,527,682
Zogenix Inc.[a,b]	465,626	18,648,321

		1,050,572,268

TOTAL COMMON STOCKS
(Cost: $10,913,065,001)		9,902,996,200

233

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

December 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 14.98%

MONEY MARKET FUNDS — 14.98%
BlackRock Cash Funds: Institutional,
SL Agency Shares
1.53%[c,d,e]	1,472,261,956	$1,472,409,182
BlackRock Cash Funds: Treasury,
SL Agency Shares
1.21%[c,d]	12,374,573	12,374,573

		1,484,783,755

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,484,730,892)		1,484,783,755

TOTAL INVESTMENTS IN SECURITIES — 114.89%
(Cost: $12,397,795,893)		11,387,779,955
Other Assets, Less Liabilities — (14.89)%		(1,475,968,912)

NET ASSETS — 100.00%		$9,911,811,043

ADR  —  American Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds:
Institutional, SL Agency Shares	1,365,804,755	106,457,201	[a]	—	1,472,261,956	$1,472,409,182	$—	[b]	$(76,303)	$(355,230)
BlackRock Cash Funds:
Treasury, SL Agency Shares	8,951,408	3,423,165	[a]	—	12,374,573	12,374,573	32,927		—	—

						$1,484,783,755	$32,927		$(76,303)	$(355,230)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

234

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

December 31, 2017

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,902,996,200	$—	$—	$9,902,996,200
Money Market Funds	1,484,783,755	—	—	1,484,783,755

Total	$11,387,779,955	$—	$—	$11,387,779,955

235

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.80%

CONSTRUCTION MATERIALS — 2.17%
Eagle Materials Inc.	27,007	$3,059,893
Martin Marietta Materials Inc.	34,913	7,717,169
Summit Materials Inc. Class Aa,b	60,532	1,903,126
Vulcan Materials Co.	73,467	9,430,959

		22,111,147
CONTAINERS & PACKAGING — 6.88%
AptarGroup Inc.	34,599	2,985,202
Avery Dennison Corp.	49,093	5,638,822
Ball Corp.	194,426	7,359,024
Bemis Co. Inc.	50,434	2,410,241
Berry Global Group Inc.[a]	72,758	4,268,712
Crown Holdings Inc.[a]	74,576	4,194,900
Graphic Packaging Holding Co.	172,125	2,659,331
Greif Inc. Class A NVS	14,413	873,140
International Paper Co.	229,327	13,287,206
Owens-Illinois Inc.[a]	90,361	2,003,303
Packaging Corp. of America	52,404	6,317,302
Sealed Air Corp.	100,190	4,939,367
Silgan Holdings Inc.	41,050	1,206,460
Sonoco Products Co.	55,206	2,933,647
WestRock Co.	141,416	8,938,905

		70,015,562
ENERGY EQUIPMENT & SERVICES — 12.11%
Baker Hughes a GE Co.	237,814	7,524,435
Core Laboratories NVb	24,498	2,683,756
Diamond Offshore Drilling Inc.[a,b]	35,605	661,897
Dril-Quip Inc.[a,b]	20,966	1,000,078
Ensco PLC Class A	241,469	1,427,082
Forum Energy Technologies Inc.[a,b]	40,393	628,111
Frank’s International NV	35,215	234,180
Halliburton Co.	484,620	23,683,379
Helmerich & Payne Inc.	60,321	3,899,149
Nabors Industries Ltd.	175,669	1,199,819
National Oilwell Varco Inc.	211,080	7,603,102
Oceaneering International Inc.	54,489	1,151,897
Oil States International Inc.[a,b]	28,465	805,560
Patterson-UTI Energy Inc.[b]	123,548	2,842,840
Rowan Companies PLC Class Aa	63,297	991,231
RPC Inc.[b]	33,558	856,736
Schlumberger Ltd.	769,392	51,849,327
Superior Energy Services Inc.[a]	85,556	823,904
TechnipFMC PLC[b]	243,516	7,624,486
Transocean Ltd.[a,b]	217,267	2,320,412
U.S. Silica Holdings Inc.	45,108	1,468,716
Weatherford International PLC[a]	552,655	2,033,770

		123,313,867
METALS & MINING — 8.87%
Agnico Eagle Mines Ltd.[b]	129,034	5,958,790

Security	Shares	Value
Alcoa Corp.[a]	95,543	$5,146,901
B2Gold Corp.[a]	542,849	1,682,832
Barrick Gold Corp.	647,756	9,373,029
Compass Minerals International Inc.	18,788	1,357,433
Franco-Nevada Corp.	103,156	8,247,322
Freeport-McMoRan Inc.[a]	747,730	14,176,961
Goldcorp Inc.[b]	481,617	6,150,249
IAMGOLD Corp.[a]	258,176	1,505,166
Kinross Gold Corp.[a]	692,595	2,992,010
New Gold Inc.[a]	322,500	1,061,025
Newmont Mining Corp.	296,222	11,114,250
Pan American Silver Corp.[b]	85,076	1,323,783
Royal Gold Inc.	36,354	2,985,391
Tahoe Resources Inc.	172,771	827,573
Teck Resources Ltd. Class B	282,004	7,380,045
Turquoise Hill Resources Ltd.[a]	547,657	1,878,464
Wheaton Precious Metals Corp.[b]	245,703	5,437,407
Yamana Gold Inc.[b]	526,686	1,643,260

		90,241,891
OIL, GAS & CONSUMABLE FUELS — 69.20%
Anadarko Petroleum Corp.	303,898	16,301,089
Andeavor	79,711	9,114,156
Antero Resources Corp.[a,b]	119,016	2,261,304
Apache Corp.	211,575	8,932,696
Cabot Oil & Gas Corp.	256,874	7,346,596
Callon Petroleum Co.[a,b]	112,544	1,367,410
Cameco Corp.	219,666	2,027,517
Canadian Natural Resources Ltd.	602,148	21,508,727
Carrizo Oil & Gas Inc.[a,b]	43,128	917,764
Cenovus Energy Inc.	566,420	5,171,415
Centennial Resource Development Inc./DE Class Aa	95,374	1,888,405
Cheniere Energy Inc.[a,b]	112,202	6,040,956
Chesapeake Energy Corp.[a]	504,695	1,998,592
Chevron Corp.	600,325	75,154,687
Cimarex Energy Co.[b]	52,909	6,455,427
CNX Resources Corp.[a]	115,943	1,696,246
Concho Resources Inc.[a,b]	82,596	12,407,571
ConocoPhillips	664,004	36,447,180
Continental Resources Inc./OKa,b	47,929	2,538,799
Crescent Point Energy Corp.	303,141	2,309,934
CVR Energy Inc.	8,590	319,892
Delek U.S. Holdings Inc.	40,263	1,406,789
Devon Energy Corp.	291,877	12,083,708
Diamondback Energy Inc.[a,b]	54,523	6,883,529
Enbridge Inc. New	937,040	36,647,634
Encana Corp.	540,428	7,203,905
Energen Corp.[a]	53,984	3,107,859
EOG Resources Inc.	321,149	34,655,189
EQT Corp.	135,982	7,740,095
Extraction Oil & Gas Inc.[a,b]	68,385	978,589
Exxon Mobil Corp.	869,981	72,765,211
Gulfport Energy Corp.[a]	91,320	1,165,243
Hess Corp.	150,012	7,121,070
HollyFrontier Corp.	98,463	5,043,275
Kinder Morgan Inc./DE	1,066,718	19,275,594
Kosmos Energy Ltd.[a,b]	127,537	873,628

236

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

December 31, 2017

Security	Shares	Value
Laredo Petroleum Inc.[a,b]	74,565	$791,135
Marathon Oil Corp.	471,914	7,989,504
Marathon Petroleum Corp.	271,270	17,898,395
Matador Resources Co.[a]	53,760	1,673,549
Murphy Oil Corp.	90,098	2,797,543
Newfield Exploration Co.[a]	110,636	3,488,353
Noble Energy Inc.	270,268	7,875,609
Oasis Petroleum Inc.[a]	131,694	1,107,546
Occidental Petroleum Corp.	425,027	31,307,489
ONEOK Inc.	212,967	11,383,086
Parsley Energy Inc. Class Aa	130,496	3,841,802
PBF Energy Inc. Class A	61,114	2,166,491
PDC Energy Inc.[a,b]	36,586	1,885,642
Peabody Energy Corp.[a]	58,041	2,285,074
Pembina Pipeline Corp.	279,210	10,101,818
Phillips 66	238,644	24,138,841
Pioneer Natural Resources Co.	94,513	16,336,572
QEP Resources Inc.[a]	133,503	1,277,624
Range Resources Corp.	125,221	2,136,270
RSP Permian Inc.[a,b]	69,587	2,830,799
SemGroup Corp. Class A	36,601	1,105,350
SM Energy Co.[b]	57,211	1,263,219
Southwestern Energy Co.[a,b]	285,038	1,590,512
Suncor Energy Inc.	918,588	33,730,551
Targa Resources Corp.	119,766	5,799,070
Tellurian Inc.[a]	33,478	326,076
TransCanada Corp.	487,403	23,707,282
Valero Energy Corp.	243,037	22,337,531
Vermilion Energy Inc.	67,626	2,456,176
Whiting Petroleum Corp.[a,b]	50,272	1,331,203
Williams Companies Inc. (The)	459,185	14,000,551
World Fuel Services Corp.	37,398	1,052,380
WPX Energy Inc.[a,b]	220,974	3,109,104

		704,279,828

Security	Shares	Value
PAPER & FOREST PRODUCTS — 0.57%
Domtar Corp.	34,820	$1,724,288
KapStone Paper and Packaging Corp.	48,373	1,097,583
Louisiana-Pacific Corp.[a]	80,359	2,110,227
Norbord Inc.	24,542	829,765

		5,761,863

TOTAL COMMON STOCKS (Cost: $1,230,489,170)		1,015,724,158

SHORT-TERM INVESTMENTS — 5.01%

MONEY MARKET FUNDS — 5.01%
BlackRock Cash Funds: Institutional,
SL Agency Shares
1.53%[c,d,e]	49,858,900	49,863,885
BlackRock Cash Funds: Treasury,
SL Agency Shares
1.21%[c,d]	1,119,946	$1,119,946

		50,983,831

TOTAL SHORT-TERM INVESTMENTS (Cost: $50,983,405)		50,983,831

TOTAL INVESTMENTS IN SECURITIES — 104.81% (Cost: $1,281,472,575)		1,066,707,989
Other Assets, Less Liabilities — (4.81)%		(48,925,928)

NET ASSETS — 100.00%		$1,017,782,061

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	26,820,607	23,038,293	[a]	—	49,858,900	$49,863,885	$—	[b]	$(12,121)	$(6,772)
BlackRock Cash Funds: Treasury, SL Agency Shares	501,098	618,848	[a]	—	1,119,946	1,119,946	6,205		—	—

						$50,983,831	$6,205		$(12,121)	$(6,772)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

237

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

December 31, 2017

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,013,690,388	$2,033,770	$—	$1,015,724,158
Money Market Funds	50,983,831	—	—	50,983,831

Total	$1,064,674,219	$2,033,770	$—	$1,066,707,989

238

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.96%

AEROSPACE & DEFENSE — 0.26%
Harris Corp.	22,806	$3,230,470

		3,230,470
COMMUNICATIONS EQUIPMENT — 4.50%
Acacia Communications Inc.[a,b]	3,713	134,522
ADTRAN Inc.	9,192	177,865
Arista Networks Inc.[a]	8,962	2,111,268
ARRIS International PLC[a]	33,649	864,443
Ciena Corp.[a,b]	27,074	566,659
Cisco Systems Inc.	944,548	36,176,188
CommScope Holding Co. Inc.[a,b]	36,922	1,396,759
EchoStar Corp. Class Aa	9,100	545,090
Extreme Networks Inc.[a]	21,698	271,659
F5 Networks Inc.[a]	11,977	1,571,622
Finisar Corp.[a,b]	21,792	443,467
Infinera Corp.[a,b]	28,259	178,879
InterDigital Inc./PA	6,610	503,352
Juniper Networks Inc.	71,731	2,044,334
Lumentum Holdings Inc.[a]	11,868	580,345
Motorola Solutions Inc.	30,993	2,799,908
NETGEAR Inc.[a,b]	6,059	355,966
NetScout Systems Inc.[a,b]	16,673	507,693
Oclaro Inc.[a,b]	32,561	219,461
Palo Alto Networks Inc.[a]	17,579	2,547,900
Plantronics Inc.	6,266	315,681
Ubiquiti Networks Inc.[a,b]	4,302	305,528
ViaSat Inc.[a,b]	10,350	774,698
Viavi Solutions Inc.[a]	42,676	372,988

		55,766,275
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.61%
Amphenol Corp. Class A	58,276	5,116,633
Anixter International Inc.[a]	5,544	421,344
Arrow Electronics Inc.[a]	16,831	1,353,381
Avnet Inc.	23,137	916,688
AVX Corp.	8,548	147,880
Belden Inc.	8,112	626,003
Benchmark Electronics Inc.[a]	9,275	269,902
CDW Corp./DE	29,284	2,034,945
Celestica Inc.[a]	24,263	254,276
Cognex Corp.	33,133	2,026,414
Coherent Inc.[a]	4,703	1,327,281
Corning Inc.	165,874	5,306,309
Dolby Laboratories Inc. Class A	11,368	704,816
Fabrinet[a,b]	7,279	208,907
Fitbit Inc. Class Aa,b	32,232	184,045
FLIR Systems Inc.	26,337	1,227,831
II-VI Inc.[a,b]	10,369	486,825
Insight Enterprises Inc.[a]	6,965	266,690
IPG Photonics Corp.[a]	7,180	1,537,453
Itron Inc.[a]	6,587	449,233
Jabil Inc.	33,795	887,119
Keysight Technologies Inc.[a]	35,373	1,471,517

Security	Shares	Value
Knowles Corp.[a]	16,707	$244,925
Littelfuse Inc.	4,356	861,704
Methode Electronics Inc.	7,033	282,023
National Instruments Corp.	20,401	849,294
Novanta Inc.[a,b]	6,154	307,700
OSI Systems Inc.[a]	3,378	217,476
Plexus Corp.[a]	6,471	392,919
Rogers Corp.[a]	3,451	558,786
Sanmina Corp.[a]	13,778	454,674
SYNNEX Corp.	5,594	760,504
TE Connectivity Ltd.	67,143	6,381,271
Tech Data Corp.[a]	6,564	643,075
Trimble Inc.[a]	48,166	1,957,466
TTM Technologies Inc.[a,b]	17,695	277,281
Universal Display Corp.[b]	8,009	1,382,754
VeriFone Systems Inc.[a]	21,503	380,818
Vishay Intertechnology Inc.	25,180	522,485
Zebra Technologies Corp. Class Aa	10,153	1,053,881

		44,754,528
INTERNET & DIRECT MARKETING RETAIL — 10.50%
Amazon.com Inc.[a]	76,416	89,366,220
Expedia Inc.	23,513	2,816,152
Groupon Inc.[a,b]	75,631	385,718
HSN Inc.	6,054	244,279
Liberty Expedia Holdings Inc. Class Aa,b	10,492	465,110
Liberty Interactive Corp. QVC Group Series Aa	80,728	1,971,378
Liberty Ventures Series Aa	15,421	836,435
Netflix Inc.[a]	82,680	15,871,253
Nutrisystem Inc.	5,814	305,816
Priceline Group Inc. (The)[a]	9,319	16,193,999
Shutterfly Inc.[a]	6,247	310,788
TripAdvisor Inc.[a,b]	20,555	708,325
Wayfair Inc. Class Aa,b	8,006	642,642

		130,118,115
INTERNET SOFTWARE & SERVICES — 17.65%
2U Inc.[a]	9,922	640,068
Akamai Technologies Inc.[a]	32,362	2,104,824
Alarm.com Holdings Inc.[a]	4,777	180,332
Alphabet Inc. Class Aa	49,914	52,579,408
Alphabet Inc. Class Ca	50,554	52,899,706
Box Inc. Class Aa	23,108	488,041
Cars.com Inc.[a]	13,466	388,359
Cision Ltd.[a]	7,508	89,120
Cloudera Inc.[a]	15,457	255,350
Cornerstone OnDemand Inc.[a]	10,082	356,197
CoStar Group Inc.[a]	6,891	2,046,282
Coupa Software Inc.[a]	5,014	156,537
eBay Inc.[a]	185,529	7,001,864
Endurance International Group Holdings Inc.[a,b]	14,984	125,866
Envestnet Inc.[a,b]	8,382	417,843
Etsy Inc.[a]	20,781	424,971
Facebook Inc. Class Aa	455,648	80,403,646
GoDaddy Inc. Class Aa	19,608	985,890
Gogo Inc.[a,b]	11,308	127,554
GrubHub Inc.[a]	16,568	1,189,582
GTT Communications Inc.[a]	6,237	292,827
IAC/InterActiveCorp[a]	14,578	1,782,598

239

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

December 31, 2017

Security	Shares	Value
j2 Global Inc.	9,219	$691,702
LogMeIn Inc.	10,047	1,150,381
Match Group Inc.[a]	11,372	356,057
MuleSoft Inc. Class Aa	8,886	206,688
New Relic Inc.[a]	8,106	468,284
NIC Inc.	12,314	204,412
Nutanix Inc. Class Aa	11,145	393,196
Pandora Media Inc.[a]	46,795	225,552
Q2 Holdings Inc.[a]	6,380	235,103
Shopify Inc. Class Aa	16,496	1,666,096
Shutterstock Inc.[a]	3,585	154,263
Stamps.com Inc.[a]	3,110	584,680
Trade Desk Inc. (The) Class Aa,b	3,786	173,134
TrueCar Inc.[a]	14,833	166,130
Twilio Inc. Class Aa	13,281	313,432
Twitter Inc.[a]	123,385	2,962,474
VeriSign Inc.[a,b]	16,219	1,856,102
Web.com Group Inc.[a]	9,948	216,866
Yelp Inc.[a]	14,530	609,679
Zillow Group Inc. Class Aa,b	9,054	368,860
Zillow Group Inc. Class Ca,b	19,967	817,050

		218,757,006
IT SERVICES — 16.85%
Accenture PLC Class A	118,076	18,076,255
Acxiom Corp.[a]	15,151	417,562
Alliance Data Systems Corp.	9,195	2,330,749
Automatic Data Processing Inc.	84,736	9,930,212
Black Knight Inc.[a]	21,435	946,355
Blackhawk Network Holdings Inc.[a]	10,958	390,653
Booz Allen Hamilton Holding Corp.	27,896	1,063,674
Broadridge Financial Solutions Inc.	22,298	2,019,753
CACI International Inc. Class Aa	4,700	622,045
Cardtronics PLC Class Aa	8,826	163,458
CGI Group Inc. Class Aa	48,666	2,644,024
Cognizant Technology Solutions Corp. Class A	112,636	7,999,409
Conduent Inc.[a]	37,994	613,983
Convergys Corp.	17,756	417,266
CoreLogic Inc./U.S.[a]	15,760	728,270
CSG Systems International Inc.	6,357	278,564
CSRA Inc.	31,143	931,799
DST Systems Inc.	11,481	712,626
DXC Technology Co.	54,445	5,166,830
EPAM Systems Inc.[a]	9,626	1,034,121
Euronet Worldwide Inc.[a,b]	10,089	850,200
EVERTEC Inc.	11,457	156,388
ExlService Holdings Inc.[a]	6,572	396,620
Fidelity National Information Services Inc.	63,741	5,997,391
First Data Corp. Class Aa	84,558	1,412,964
Fiserv Inc.[a]	39,774	5,215,565
FleetCor Technologies Inc.[a]	17,133	3,296,903
Gartner Inc.[a]	17,343	2,135,790
Genpact Ltd.	29,018	921,031
Global Payments Inc.	30,447	3,052,007
International Business Machines Corp.	164,503	25,238,050
Jack Henry & Associates Inc.	14,775	1,728,084
Leidos Holdings Inc.	27,207	1,756,756
ManTech International Corp./VA Class A	4,822	242,016

Security	Shares	Value
Mastercard Inc. Class A	177,462	$26,860,648
MAXIMUS Inc.	12,453	891,386
Paychex Inc.	61,185	4,165,475
PayPal Holdings Inc.[a]	215,865	15,891,981
Presidio Inc.[a]	5,963	114,311
Sabre Corp.	40,057	821,168
Science Applications International Corp.	8,211	628,716
Square Inc. Class Aa	51,436	1,783,286
Sykes Enterprises Inc.[a]	7,612	239,397
Syntel Inc.[a]	7,591	174,517
TeleTech Holdings Inc.	2,675	107,669
Teradata Corp.[a,b]	23,151	890,387
Total System Services Inc.	32,007	2,531,434
Travelport Worldwide Ltd.	24,164	315,823
Vantiv Inc. Class Aa,b	31,090	2,286,669
Visa Inc. Class A	346,488	39,506,562
Western Union Co. (The)	87,870	1,670,409
WEX Inc.[a]	7,608	1,074,478

		208,841,689
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.57%
Advanced Energy Industries Inc.[a]	7,539	508,732
Advanced Micro Devices Inc.[a,b]	156,898	1,612,912
Amkor Technology Inc.[a]	24,481	246,034
Analog Devices Inc.	70,380	6,265,931
Applied Materials Inc.	203,768	10,416,620
Broadcom Ltd.	77,686	19,957,533
Brooks Automation Inc.	13,561	323,430
Cabot Microelectronics Corp.	4,818	453,277
Cavium Inc.[a]	13,212	1,107,562
Cirrus Logic Inc.[a,b]	12,069	625,898
Cree Inc.[a,b]	18,639	692,253
Cypress Semiconductor Corp.	63,307	964,799
Diodes Inc.[a]	7,381	211,613
Entegris Inc.	26,976	821,419
First Solar Inc.[a]	15,543	1,049,463
Inphi Corp.[a,b]	8,160	298,656
Integrated Device Technology Inc.[a]	25,369	754,220
Intel Corp.	894,180	41,275,349
KLA-Tencor Corp.	29,981	3,150,104
Kulicke & Soffa Industries Inc.[a]	13,303	323,729
Lam Research Corp.	30,916	5,690,708
MACOM Technology Solutions Holdings Inc.[a,b]	7,937	258,270
Marvell Technology Group Ltd.	81,749	1,755,151
Maxim Integrated Products Inc.	53,855	2,815,539
MaxLinear Inc.[a]	11,688	308,797
Microchip Technology Inc.	44,752	3,932,806
Micron Technology Inc.[a]	220,341	9,060,422
Microsemi Corp.[a]	22,498	1,162,022
MKS Instruments Inc.	10,405	983,273
Monolithic Power Systems Inc.	7,287	818,767
NVIDIA Corp.	115,784	22,404,204
ON Semiconductor Corp.[a]	81,223	1,700,810
Power Integrations Inc.	5,675	417,396
Qorvo Inc.[a]	24,348	1,621,577
QUALCOMM Inc.	281,660	18,031,873
Rambus Inc.[a,b]	20,716	294,582
Semtech Corp.[a]	12,812	438,170
Silicon Laboratories Inc.[a]	8,105	715,672
Skyworks Solutions Inc.	35,153	3,337,777

240

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

December 31, 2017

Security	Shares	Value
SolarEdge Technologies Inc.[a]	6,913	$259,583
SunPower Corp.[a,b]	11,546	97,333
Synaptics Inc.[a,b]	6,564	262,166
Teradyne Inc.	37,530	1,571,381
Texas Instruments Inc.	188,305	19,666,574
Veeco Instruments Inc.[a]	9,334	138,610
Versum Materials Inc.	20,647	781,489
Xilinx Inc.	48,020	3,237,508
Xperi Corp.	9,434	230,190

		193,052,184
SOFTWARE — 20.67%
ACI Worldwide Inc.[a]	22,722	515,108
Activision Blizzard Inc.	144,463	9,147,397
Adobe Systems Inc.[a]	94,183	16,504,629
ANSYS Inc.[a]	16,237	2,396,419
Aspen Technology Inc.[a]	13,879	918,790
Autodesk Inc.[a]	41,820	4,383,991
Barracuda Networks Inc.[a]	7,772	213,730
Blackbaud Inc.	9,212	870,442
BlackBerry Ltd.[a,b]	91,743	1,024,769
Blackline Inc.[a]	5,654	185,451
BroadSoft Inc.[a]	6,056	332,474
CA Inc.	60,055	1,998,630
Cadence Design Systems Inc.[a]	53,812	2,250,418
Callidus Software Inc.[a]	13,077	374,656
CDK Global Inc.	25,129	1,791,195
Citrix Systems Inc.[a]	27,387	2,410,056
CommVault Systems Inc.[a]	8,204	430,710
Dell Technologies Inc. Class Va	38,866	3,159,028
Ebix Inc.	4,217	334,197
Electronic Arts Inc.[a]	58,796	6,177,108
Ellie Mae Inc.[a,b]	6,634	593,080
Fair Isaac Corp.	5,738	879,062
FireEye Inc.[a,b]	33,417	474,521
Fortinet Inc.[a]	28,611	1,250,015
Guidewire Software Inc.[a,b]	14,394	1,068,898
HubSpot Inc.[a,b]	6,650	587,860
Imperva Inc.[a]	6,074	241,138
Intuit Inc.	46,385	7,318,625
Manhattan Associates Inc.[a]	13,209	654,374
Microsoft Corp.	1,263,876	108,111,953
MicroStrategy Inc. Class Aa	1,801	236,471
Nuance Communications Inc.[a]	50,516	825,937
Open Text Corp.	50,585	1,804,367
Oracle Corp.	582,105	27,521,924
Paycom Software Inc.[a,b]	9,141	734,297
Paylocity Holding Corp.[a]	5,199	245,185
Pegasystems Inc.	7,105	335,001
Progress Software Corp.	8,981	382,321
Proofpoint Inc.[a]	8,509	755,684
PTC Inc.[a,b]	22,079	1,341,741

Security	Shares	Value
Qualys Inc.[a]	6,089	$361,382
RealPage Inc.[a,b]	11,331	501,963
Red Hat Inc.[a]	33,754	4,053,855
RingCentral Inc. Class Aa	12,392	599,773
salesforce.com Inc.[a]	131,105	13,402,864
ServiceNow Inc.[a,b]	33,040	4,308,086
Snap Inc. Class Aa	44,583	651,358
Splunk Inc.[a]	26,714	2,212,988
SS&C Technologies Holdings Inc.	33,041	1,337,500
Symantec Corp.	118,451	3,323,735
Synopsys Inc.[a]	28,742	2,449,968
Tableau Software Inc. Class Aa,b	11,935	825,902
Take-Two Interactive Software Inc.[a]	21,822	2,395,619
TiVo Corp.	23,593	368,051
Tyler Technologies Inc.[a]	6,695	1,185,350
Ultimate Software Group Inc. (The)[a]	5,413	1,181,279
Varonis Systems Inc.[a]	3,781	183,568
Verint Systems Inc.[a]	12,097	506,259
VMware Inc. Class Aa,b	13,756	1,723,902
Workday Inc. Class Aa,b	25,638	2,608,410
Zendesk Inc.[a,b]	19,404	656,631
Zynga Inc. Class Aa	148,471	593,884

		256,213,979
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 10.35%
3D Systems Corp.[a,b]	21,976	189,873
Apple Inc.	615,740	104,201,680
Cray Inc.[a]	7,585	183,557
Diebold Nixdorf Inc.	14,465	236,503
Electronics For Imaging Inc.[a]	8,828	260,691
Hewlett Packard Enterprise Co.	304,278	4,369,432
HP Inc.	318,947	6,701,076
NCR Corp.[a]	23,293	791,729
NetApp Inc.	51,610	2,855,065
Pure Storage Inc. Class Aa,b	18,566	294,457
Seagate Technology PLC	55,279	2,312,873
Super Micro Computer Inc.[a,b]	7,487	156,666
Western Digital Corp.	56,435	4,488,276
Xerox Corp.	40,776	1,188,620

		128,230,498

TOTAL COMMON STOCKS
(Cost: $870,276,652)		1,238,964,744

SHORT-TERM INVESTMENTS — 2.42%

MONEY MARKET FUNDS — 2.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	29,275,139	29,278,066

241

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

December 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	738,199	$738,199

		30,016,265

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,014,731)		30,016,265

TOTAL INVESTMENTS IN SECURITIES — 102.38%
(Cost: $900,291,383)		1,268,981,009
Other Assets, Less Liabilities — (2.38)%		(29,484,628)

NET ASSETS — 100.00%		$1,239,496,381

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	26,881,851	2,393,288	[a]	—	29,275,139	$29,278,066	$—	[b]	$(9,136)	$(4,769)
BlackRock Cash Funds: Treasury, SL Agency Shares	758,444	—		(20,245)[a]	738,199	738,199	8,073		—	—

						$30,016,265	$8,073		$(9,136)	$(4,769)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,238,964,744	$—	$—	$1,238,964,744
Money Market Funds	30,016,265	—	—	30,016,265

Total	$1,268,981,009	$—	$—	$1,268,981,009

242

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 8.35%
Harris Corp.	29,796	$4,220,603

		4,220,603
COMMUNICATIONS EQUIPMENT — 91.54%
Acacia Communications Inc.[a,b]	11,961	433,347
ADTRAN Inc.	29,848	577,559
Arista Networks Inc.[a]	10,274	2,420,349
ARRIS International PLC[a]	77,519	1,991,463
Ciena Corp.[a]	88,451	1,851,279
Cisco Systems Inc.	114,086	4,369,494
CommScope Holding Co. Inc.[a,b]	60,382	2,284,251
EchoStar Corp. Class Aa	29,780	1,783,822
Extreme Networks Inc.[a]	70,308	880,256
F5 Networks Inc.[a]	17,135	2,248,455
Finisar Corp.[a,b]	70,598	1,436,669
Infinera Corp.[a,b]	92,567	585,949
InterDigital Inc./PA	21,517	1,638,519
Juniper Networks Inc.	150,134	4,278,819
Lumentum Holdings Inc.[a,b]	38,402	1,877,858
Motorola Solutions Inc.	45,979	4,153,743
NETGEAR Inc.[a,b]	19,508	1,146,095
NetScout Systems Inc.[a,b]	54,018	1,644,848
Oclaro Inc.[a]	104,627	705,186
Palo Alto Networks Inc.[a]	29,873	4,329,793
Plantronics Inc.	20,497	1,032,639
Ubiquiti Networks Inc.[a,b]	13,994	993,854
ViaSat Inc.[a,b]	31,659	2,369,676
Viavi Solutions Inc.[a]	140,977	1,232,139

		46,266,062

TOTAL COMMON STOCKS
(Cost: $52,111,579)		50,486,665

Security	Shares	Value
SHORT-TERM INVESTMENTS — 20.21%

MONEY MARKET FUNDS — 20.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	10,174,744	$10,175,761
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	37,121	37,121

		10,212,882

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,212,845)		10,212,882

TOTAL INVESTMENTS IN SECURITIES — 120.10%
(Cost: $62,324,424)		60,699,547
Other Assets, Less Liabilities — (20.10)%		(10,159,757)

NET ASSETS — 100.00%		$50,539,790

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,032,821	3,141,923	[a]	—	10,174,744	$10,175,761	$—	[b]	$(4,217)	$(1,229)
BlackRock Cash Funds: Treasury, SL Agency Shares	25,486	11,635	[a]	—	37,121	37,121	736		—	—

						$10,212,882	$736		$(4,217)	$(1,229)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$50,486,665	$—	$—	$50,486,665
Money Market Funds	10,212,882	—	—	10,212,882

Total	$60,699,547	$—	$—	$60,699,547

243

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.91%

APPLICATION SOFTWARE — 50.97%
ACI Worldwide Inc.[a,b]	182,126	$4,128,796
Adobe Systems Inc.[a]	522,931	91,638,428
ANSYS Inc.[a]	130,259	19,224,926
Aspen Technology Inc.[a,b]	111,340	7,370,708
Autodesk Inc.[a,b]	336,453	35,270,368
Blackbaud Inc.	73,817	6,974,968
Blackline Inc.[a]	45,312	1,486,234
BroadSoft Inc.[a]	48,483	2,661,717
Cadence Design Systems Inc.[a]	433,413	18,125,332
Callidus Software Inc.[a,b]	104,714	3,000,056
CDK Global Inc.	201,611	14,370,832
Citrix Systems Inc.[a]	219,719	19,335,272
Ebix Inc.	33,730	2,673,102
Ellie Mae Inc.[a,b]	53,021	4,740,077
Fair Isaac Corp.	46,033	7,052,256
Guidewire Software Inc.[a,b]	115,672	8,589,803
HubSpot Inc.[a,b]	53,365	4,717,466
Intuit Inc.	310,747	49,029,662
Manhattan Associates Inc.[a,b]	105,809	5,241,778
MicroStrategy Inc. Class Aa	14,418	1,893,083
Nuance Communications Inc.[a]	407,551	6,663,459
Open Text Corp.	407,505	14,535,703
Paycom Software Inc.[a,b]	73,335	5,891,001
Paylocity Holding Corp.[a]	41,833	1,972,844
Pegasystems Inc.	56,059	2,643,182
PTC Inc.[a,b]	177,453	10,783,819
RealPage Inc.[a,b]	90,386	4,004,100
RingCentral Inc. Class Aa	99,684	4,824,706
salesforce.com Inc.[a]	877,379	89,694,455
Snap Inc. Class Aa	357,686	5,225,792
Splunk Inc.[a,b]	214,880	17,800,659
SS&C Technologies Holdings Inc.	265,431	10,744,647
Synopsys Inc.[a]	230,611	19,657,282
Tyler Technologies Inc.[a,b]	53,629	9,495,014
Ultimate Software Group Inc. (The)[a,b]	43,567	9,507,626
Verint Systems Inc.[a]	97,892	4,096,780
Workday Inc. Class Aa,b	205,686	20,926,494
Zendesk Inc.[a]	155,815	5,272,780

		551,265,207
HOME ENTERTAINMENT SOFTWARE — 13.40%
Activision Blizzard Inc.	1,141,566	72,283,959
Electronic Arts Inc.[a]	463,161	48,659,695
Take-Two Interactive Software Inc.[a]	175,070	19,219,184
Zynga Inc. Class Aa	1,200,286	4,801,144

		144,963,982
SYSTEMS SOFTWARE — 35.54%
Barracuda Networks Inc.[a,b]	62,406	1,716,165
BlackBerry Ltd.[a,b]	740,748	8,274,155
CA Inc.	481,837	16,035,535
CommVault Systems Inc.[a]	66,005	3,465,263
Dell Technologies Inc. Class Va	311,816	25,344,405

Security	Shares	Value
FireEye Inc.[a,b]	269,390	$3,825,338
Fortinet Inc.[a]	229,559	10,029,433
Imperva Inc.[a]	48,458	1,923,783
Microsoft Corp.	1,106,910	94,685,081
Oracle Corp.	1,881,881	88,975,334
Progress Software Corp.	73,488	3,128,384
Proofpoint Inc.[a,b]	68,819	6,111,815
Qualys Inc.[a,b]	48,975	2,906,666
Red Hat Inc.[a,b]	271,608	32,620,121
ServiceNow Inc.[a,b]	265,089	34,564,955
Symantec Corp.	951,651	26,703,327
Tableau Software Inc. Class Aa,b	96,275	6,662,230
TiVo Corp.	186,970	2,916,732
Varonis Systems Inc.[a]	30,279	1,470,045
VMware Inc. Class Aa,b	104,476	13,092,932

		384,451,699

TOTAL COMMON STOCKS
(Cost: $1,024,533,883)		1,080,680,888

SHORT-TERM INVESTMENTS — 9.29%

MONEY MARKET FUNDS — 9.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	99,886,687	99,896,676
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	583,482	583,482

		100,480,158

TOTAL SHORT-TERM INVESTMENTS
(Cost: $100,481,705)		100,480,158

TOTAL INVESTMENTS IN SECURITIES — 109.20%
(Cost: $1,125,015,588)		1,181,161,046
Other Assets, Less Liabilities — (9.20)%		(99,555,680)

NET ASSETS — 100.00%		$1,081,605,366

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

244

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	46,579,078	53,307,609	[a]	—	99,886,687	$99,896,676	$—	[b]	$(16,494)	$(9,935)
BlackRock Cash Funds: Treasury, SL Agency Shares	442,614	140,868	[a]	—	583,482	583,482	3,318		—	—

						$100,480,158	$3,318		$(16,494)	$(9,935)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,080,680,888	$—	$—	$1,080,680,888
Money Market Funds	100,480,158	—	—	100,480,158

Total	$1,181,161,046	$—	$—	$1,181,161,046

245

Schedule of Investments (Unaudited)

iSHARES® PHLX SEMICONDUCTOR ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.91%

SEMICONDUCTOR EQUIPMENT — 17.80%
Applied Materials Inc.	1,130,034	$57,767,338
ASML Holding NV NYS[a,b]	225,966	39,277,410
Entegris Inc.	444,215	13,526,347
KLA-Tencor Corp.	492,564	51,753,699
Lam Research Corp.	310,050	57,070,904
MKS Instruments Inc.	170,584	16,120,188
Teradyne Inc.	616,559	25,815,325

		261,331,211
SEMICONDUCTORS — 82.11%
Advanced Micro Devices Inc.[b,c]	3,032,460	31,173,689
Analog Devices Inc.	692,414	61,645,618
Broadcom Ltd.	429,072	110,228,597
Cavium Inc.[c]	217,362	18,221,457
Cirrus Logic Inc.[b,c]	200,211	10,382,942
Cypress Semiconductor Corp.	1,049,110	15,988,436
Integrated Device Technology Inc.[b,c]	417,305	12,406,478
Intel Corp.	2,660,051	122,787,954
Marvell Technology Group Ltd.	1,558,383	33,458,483
Maxim Integrated Products Inc.	884,765	46,255,514
Microchip Technology Inc.	685,390	60,232,073
Micron Technology Inc.[c]	1,406,958	57,854,113
Microsemi Corp.[c]	369,617	19,090,718
Monolithic Power Systems Inc.	130,537	14,667,137
NVIDIA Corp.	594,216	114,980,796
ON Semiconductor Corp.[c]	1,333,206	27,917,334
Qorvo Inc.[b,c]	399,648	26,616,557
QUALCOMM Inc.	1,797,937	115,103,927
Silicon Laboratories Inc.[c]	133,849	11,818,867
Skyworks Solutions Inc.	569,236	54,048,958
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,505,708	59,701,322

Security	Shares	Value
Texas Instruments Inc.	1,225,863	$128,029,132
Xilinx Inc.	788,783	53,179,750

		1,205,789,852

TOTAL COMMON STOCKS
(Cost: $1,455,191,760)		1,467,121,063

SHORT-TERM INVESTMENTS — 4.39%

MONEY MARKET FUNDS — 4.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[d,e,f]	62,927,054	62,933,347
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[d,e]	1,551,508	1,551,508

		64,484,855

TOTAL SHORT-TERM INVESTMENTS
(Cost: $64,487,612)		64,484,855

TOTAL INVESTMENTS IN SECURITIES — 104.30%
(Cost: $1,519,679,372)		1,531,605,918
Other Assets, Less Liabilities — (4.30)%		(63,097,391)

NET ASSETS — 100.00%		$1,468,508,527

ADR  —  American Depositary Receipts

NYS  —  New York Registered Shares

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	All or a portion of this security is on loan.
[c]	Non-income producing security.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	27,578,020	35,349,034	[a]	—	62,927,054	$62,933,347	$—	[b]	$(20,155)	$(4,017)
BlackRock Cash Funds: Treasury, SL Agency Shares	957,410	594,098	[a]	—	1,551,508	1,551,508	9,009		—	—

						$64,484,855	$9,009		$(20,155)	$(4,017)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

246

Schedule of Investments (Unaudited) (Continued)

iSHARES® PHLX SEMICONDUCTOR ETF

December 31, 2017

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,467,121,063	$—	$—	$1,467,121,063
Money Market Funds	64,484,855	—	—	64,484,855

Total	$1,531,605,918	$—	$—	$1,531,605,918

247

Schedule of Investments (Unaudited)

iSHARES® RESIDENTIAL REAL ESTATE ETFa

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.56%

HEALTH CARE REITS — 33.98%
CareTrust REIT Inc.[b]	101,853	$1,707,056
Community Healthcare Trust Inc.	23,151	650,543
Global Medical REIT Inc.[b]	24,345	199,629
HCP Inc.	631,586	16,471,763
Healthcare Realty Trust Inc.[b]	166,026	5,332,755
Healthcare Trust of America Inc. Class A	275,884	8,287,555
LTC Properties Inc.	53,156	2,314,944
MedEquities Realty Trust Inc.	39,018	437,782
Medical Properties Trust Inc.	492,707	6,789,502
National Health Investors Inc.[b]	54,384	4,099,466
New Senior Investment Group Inc.	111,753	844,853
Omega Healthcare Investors Inc.[b]	264,828	7,293,363
Physicians Realty Trust	243,199	4,375,150
Quality Care Properties Inc.[c]	127,693	1,763,440
Sabra Health Care REIT Inc.[b]	239,647	4,498,174
Senior Housing Properties Trust[b]	322,438	6,174,688
Universal Health Realty Income Trust[b]	17,126	1,286,334
Ventas Inc.[b]	414,373	24,866,524
Welltower Inc.	428,361	27,316,581

		124,710,102
RESIDENTIAL REITS — 47.90%
Altisource Residential Corp.[b]	66,877	793,161
American Campus Communities Inc.	185,299	7,602,818
American Homes 4 Rent Class A	328,914	7,183,482
Apartment Investment & Management Co. Class A	212,491	9,287,982
AvalonBay Communities Inc.	160,882	28,702,958
Bluerock Residential Growth REIT Inc.[b]	31,159	315,017
Camden Property Trust	123,699	11,387,730
Clipper Realty Inc.	21,504	214,825
Education Realty Trust Inc.[b]	102,794	3,589,566
Equity LifeStyle Properties Inc.	110,736	9,857,719
Equity Residential	416,560	26,564,031
Essex Property Trust Inc.	76,334	18,424,738
Independence Realty Trust Inc.	113,279	1,142,985
Invitation Homes Inc.	398,926	9,402,686
Mid-America Apartment Communities Inc.	154,310	15,517,414

Security	Shares	Value
NexPoint Residential Trust Inc.	23,432	$654,690
Preferred Apartment Communities Inc. Class A	49,245	997,211
Sun Communities Inc.[b]	103,407	9,594,101
UDR Inc.	361,362	13,919,664
UMH Properties Inc.	41,905	624,385

		175,777,163
SPECIALIZED REITS — 17.68%
CubeSmart	244,997	7,085,313
Extra Space Storage Inc.[b]	165,733	14,493,351
Life Storage Inc.[b]	62,327	5,551,466
National Storage Affiliates Trust	59,843	1,631,320
Public Storage	172,914	36,139,026

		64,900,476

TOTAL COMMON STOCKS
(Cost: $363,089,976)		365,387,741

SHORT-TERM INVESTMENTS — 10.99%

MONEY MARKET FUNDS — 10.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[d,e,f]	39,560,757	39,564,713
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[d,e]	767,346	767,346

		40,332,059

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,331,117)		40,332,059

TOTAL INVESTMENTS IN SECURITIES — 110.55%
(Cost: $403,421,093)		405,719,800
Other Assets, Less Liabilities — (10.55)%		(38,722,947)

NET ASSETS — 100.00%		$366,996,853

[a]	Formerly iShares Residential Real Estate Capped ETF.
[b]	All or a portion of this security is on loan.
[c]	Non-income producing security.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	17,333,984	22,226,773	[a]	—	39,560,757	$39,564,713	$—	[b]	$(3,619)	$(4,520)
BlackRock Cash Funds: Treasury,
SL Agency Shares	188,952	578,394	[a]	—	767,346	767,346	3,921		—	—

						$40,332,059	$3,921		$(3,619)	$(4,520)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

248

Schedule of Investments (Unaudited) (Continued)

iSHARES® RESIDENTIAL REAL ESTATE ETFa

December 31, 2017

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
DJ U.S. Real Estate	45	Mar 2018	$1,446	$(3,961)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$365,387,741	$—	$—	$365,387,741
Money Market Funds	40,332,059	—	—	40,332,059

Total	$405,719,800	$—	$—	$405,719,800

Derivative financial instruments[a]
Liabilities
Futures Contracts	(3,961)	—	—	(3,961)

Total	$(3,961)	$—	$—	$(3,961)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

249

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.71%

AEROSPACE & DEFENSE — 2.53%
Arconic Inc.	342,170	$9,324,132
Boeing Co. (The)	446,356	131,634,848
BWX Technologies Inc.	76,546	4,630,268
General Dynamics Corp.	207,959	42,309,259
Harris Corp.	95,325	13,502,786
HEICO Corp.	19,039	1,796,330
HEICO Corp. Class A	37,459	2,961,134
Hexcel Corp.	72,565	4,488,145
Huntington Ingalls Industries Inc.	35,520	8,372,064
L3 Technologies Inc.	62,563	12,378,090
Lockheed Martin Corp.	200,743	64,448,540
Northrop Grumman Corp.	129,178	39,646,020
Orbital ATK Inc.	45,490	5,981,935
Raytheon Co.	233,088	43,785,581
Rockwell Collins Inc.	129,662	17,584,760
Spirit AeroSystems Holdings Inc. Class A	92,558	8,075,685
Teledyne Technologies Inc.[a]	27,714	5,020,391
Textron Inc.	211,168	11,949,997
TransDigm Group Inc.	38,494	10,571,222
United Technologies Corp.	598,063	76,294,897

		514,756,084
AIR FREIGHT & LOGISTICS — 0.70%
CH Robinson Worldwide Inc.	111,191	9,906,006
Expeditors International of Washington Inc.	142,579	9,223,436
FedEx Corp.	198,293	49,482,035
United Parcel Service Inc. Class B	552,822	65,868,741
XPO Logistics Inc.[a,b]	95,632	8,758,935

		143,239,153
AIRLINES — 0.54%
Alaska Air Group Inc.	96,521	7,095,259
American Airlines Group Inc.	346,585	18,032,817
Copa Holdings SA Class A	24,399	3,270,930
Delta Air Lines Inc.	524,340	29,363,040
JetBlue Airways Corp.[a]	255,996	5,718,951
Southwest Airlines Co.	441,348	28,886,226
Spirit Airlines Inc.[a,b]	56,373	2,528,329
United Continental Holdings Inc.[a]	215,364	14,515,534

		109,411,086
AUTO COMPONENTS — 0.30%
Adient PLC	75,232	5,920,758
Aptiv PLC	213,875	18,143,016
BorgWarner Inc.	168,067	8,586,543
Delphi Technologies PLC[a]	71,551	3,754,281
Gentex Corp.	223,816	4,688,945
Goodyear Tire & Rubber Co. (The)	199,944	6,460,191
Lear Corp.	53,948	9,530,454
Visteon Corp.[a]	24,850	3,109,729

		60,193,917

Security	Shares	Value
AUTOMOBILES — 0.62%
Ford Motor Co.	3,126,665	$39,052,046
General Motors Co.	1,033,322	42,355,869
Harley-Davidson Inc.	134,632	6,850,076
Tesla Inc.[a,b]	106,265	33,085,608
Thor Industries Inc.	39,524	5,957,057

		127,300,656
BANKS — 6.41%
Associated Banc-Corp.	117,998	2,997,149
Bank of America Corp.	7,772,952	229,457,543
Bank of Hawaii Corp.	33,724	2,890,147
Bank of the Ozarks Inc.	96,155	4,658,710
BankUnited Inc.	83,423	3,396,985
BB&T Corp.	629,877	31,317,484
BOK Financial Corp.	20,057	1,851,662
CIT Group Inc.	103,826	5,111,354
Citigroup Inc.	2,120,621	157,795,409
Citizens Financial Group Inc.	394,146	16,546,249
Comerica Inc.	138,162	11,993,843
Commerce Bancshares Inc./MO	75,184	4,198,275
Cullen/Frost Bankers Inc.	45,237	4,281,682
East West Bancorp. Inc.	113,497	6,904,022
F.N.B. Corp.	255,419	3,529,891
Fifth Third Bancorp.	568,451	17,246,803
First Hawaiian Inc.	42,239	1,232,534
First Horizon National Corp.	232,095	4,639,579
First Republic Bank/CA	128,708	11,151,261
Huntington Bancshares Inc./OH	865,302	12,598,797
JPMorgan Chase & Co.	2,768,712	296,086,061
KeyCorp	857,437	17,294,504
M&T Bank Corp.	113,248	19,364,275
PacWest Bancorp.	102,863	5,184,295
People’s United Financial Inc.	275,700	5,155,590
Pinnacle Financial Partners Inc.	57,760	3,829,488
PNC Financial Services Group Inc. (The)[c]	387,706	55,942,099
Popular Inc.	80,414	2,853,893
Prosperity Bancshares Inc.	52,751	3,696,263
Regions Financial Corp.	928,701	16,047,953
Signature Bank/New York NYa	43,995	6,038,754
SunTrust Banks Inc.	381,085	24,614,280
SVB Financial Group[a]	41,980	9,813,665
Synovus Financial Corp.	94,134	4,512,784
TCF Financial Corp.	123,001	2,521,520
U.S. Bancorp.	1,249,014	66,922,170
Webster Financial Corp.	72,841	4,090,751
Wells Fargo & Co.	3,548,036	215,259,344
Western Alliance Bancorp.[a,b]	77,501	4,388,107
Zions BanCorp.	158,923	8,078,056

		1,305,493,231
BEVERAGES — 1.80%
Brown-Forman Corp. Class A	43,054	2,894,951
Brown-Forman Corp. Class B	139,967	9,611,534
Coca-Cola Co. (The)	3,080,031	141,311,822
Constellation Brands Inc. Class A	129,783	29,664,500
Dr Pepper Snapple Group Inc.	145,458	14,118,154
Molson Coors Brewing Co. Class B	139,529	11,451,145
Monster Beverage Corp.[a]	331,393	20,973,863

250

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2017

Security	Shares	Value
PepsiCo Inc.	1,145,071	$137,316,914

		367,342,883
BIOTECHNOLOGY — 2.84%
AbbVie Inc.	1,276,613	123,461,243
ACADIA Pharmaceuticals Inc.[a,b]	75,369	2,269,361
Agios Pharmaceuticals Inc.[a,b]	33,005	1,886,896
Alexion Pharmaceuticals Inc.[a]	174,171	20,829,110
Alkermes PLC[a,b]	121,702	6,660,750
Alnylam Pharmaceuticals Inc.[a,b]	69,258	8,799,229
Amgen Inc.	589,600	102,531,440
Biogen Inc.[a]	169,894	54,123,132
BioMarin Pharmaceutical Inc.[a]	138,883	12,384,197
Bioverativ Inc.[a]	86,734	4,676,697
Celgene Corp.[a]	620,863	64,793,263
Exelixis Inc.[a,b]	229,776	6,985,190
Gilead Sciences Inc.	1,042,443	74,680,617
Incyte Corp.[a]	139,414	13,203,900
Intercept Pharmaceuticals Inc.[a,b]	14,356	838,678
Intrexon Corp.[a,b]	54,346	626,066
Ionis Pharmaceuticals Inc.[a]	98,184	4,938,655
Juno Therapeutics Inc.[a,b]	54,867	2,507,971
Neurocrine Biosciences Inc.[a,b]	70,608	5,478,475
OPKO Health Inc.[a,b]	252,026	1,234,927
Regeneron Pharmaceuticals Inc.[a]	63,674	23,938,877
Seattle Genetics Inc.[a,b]	76,027	4,067,444
TESARO Inc.[a,b]	29,514	2,445,825
United Therapeutics Corp.[a]	34,170	5,055,451
Vertex Pharmaceuticals Inc.[a]	201,325	30,170,564

		578,587,958
BUILDING PRODUCTS — 0.39%
Allegion PLC	75,865	6,035,819
AO Smith Corp.	115,096	7,053,083
Armstrong World Industries Inc.[a]	36,341	2,200,448
Fortune Brands Home & Security Inc.	120,463	8,244,488
Johnson Controls International PLC	751,313	28,632,538
Lennox International Inc.	30,733	6,400,455
Masco Corp.	254,126	11,166,296
Owens Corning	88,108	8,100,650
USG Corp.[a,b]	68,265	2,632,298

		80,466,075
CAPITAL MARKETS — 3.03%
Affiliated Managers Group Inc.	44,909	9,217,572
Ameriprise Financial Inc.	118,111	20,016,271
Bank of New York Mellon Corp. (The)	795,452	42,843,045
BGC Partners Inc. Class A	181,878	2,748,177
BlackRock Inc.[c]	99,619	51,175,276
Cboe Global Markets Inc.	87,790	10,937,756
Charles Schwab Corp. (The)	949,038	48,752,082
CME Group Inc.	272,001	39,725,746
E*TRADE Financial Corp.[a]	214,412	10,628,403
Eaton Vance Corp. NVS	89,991	5,074,593
FactSet Research Systems Inc.	30,522	5,883,421
Federated Investors Inc. Class B NVS	73,655	2,657,472

Security	Shares	Value
Franklin Resources Inc.	266,302	$11,538,866
Goldman Sachs Group Inc. (The)	281,878	71,811,239
Interactive Brokers Group Inc. Class A	54,516	3,227,892
Intercontinental Exchange Inc.	467,334	32,975,087
Invesco Ltd.	324,110	11,842,979
Lazard Ltd. Class A	95,107	4,993,118
Legg Mason Inc.	63,821	2,679,206
LPL Financial Holdings Inc.	71,585	4,090,367
MarketAxess Holdings Inc.	28,986	5,847,926
Moody’s Corp.	133,338	19,682,022
Morgan Stanley	1,033,871	54,247,211
Morningstar Inc.	16,317	1,582,259
MSCI Inc.	70,707	8,947,264
Nasdaq Inc.	91,200	7,006,896
Northern Trust Corp.	167,869	16,768,434
Raymond James Financial Inc.	103,807	9,269,965
S&P Global Inc.	206,540	34,987,876
SEI Investments Co.	106,508	7,653,665
State Street Corp.	300,362	29,318,335
T Rowe Price Group Inc.	189,444	19,878,359
TD Ameritrade Holding Corp.	201,949	10,325,652

		618,334,432
CHEMICALS — 2.29%
Air Products & Chemicals Inc.	171,606	28,157,113
Albemarle Corp.	89,031	11,386,175
Ashland Global Holdings Inc.	48,865	3,479,188
Axalta Coating Systems Ltd.[a]	169,048	5,470,393
Cabot Corp.	47,675	2,936,303
Celanese Corp. Series A	108,455	11,613,362
CF Industries Holdings Inc.	184,505	7,848,843
Chemours Co. (The)	146,956	7,356,617
DowDuPont Inc.	1,870,381	133,208,535
Eastman Chemical Co.	117,661	10,900,115
Ecolab Inc.	205,951	27,634,505
FMC Corp.	107,679	10,192,894
Huntsman Corp.	162,221	5,400,337
International Flavors & Fragrances Inc.	62,694	9,567,731
LyondellBasell Industries NV Class A	260,435	28,731,189
Monsanto Co.	351,040	40,994,451
Mosaic Co. (The)	284,356	7,296,575
NewMarket Corp.	5,754	2,286,582
Olin Corp.	131,128	4,665,534
Platform Specialty Products Corp.[a]	175,860	1,744,531
PPG Industries Inc.	205,909	24,054,289
Praxair Inc.	228,340	35,319,631
RPM International Inc.	106,883	5,602,807
Scotts Miracle-Gro Co. (The) Class A	35,324	3,779,315
Sherwin-Williams Co. (The)	65,744	26,957,670
Valvoline Inc.	161,403	4,044,759
Westlake Chemical Corp.	27,705	2,951,414
WR Grace & Co.	55,191	3,870,545

		467,451,403
COMMERCIAL SERVICES & SUPPLIES — 0.38%
Cintas Corp.	69,438	10,820,524
Clean Harbors Inc.[a]	40,986	2,221,441
Copart Inc.[a]	159,306	6,880,426
KAR Auction Services Inc.	108,849	5,497,963
Pitney Bowes Inc.	149,706	1,673,713

251

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2017

Security	Shares	Value
Republic Services Inc.	185,622	$12,549,904
Rollins Inc.	75,551	3,515,388
Stericycle Inc.[a,b]	65,165	4,430,568
Waste Management Inc.	347,938	30,027,049

		77,616,976
COMMUNICATIONS EQUIPMENT — 1.04%
Arista Networks Inc.[a,b]	42,086	9,914,620
ARRIS International PLC[a]	140,829	3,617,897
Cisco Systems Inc.	3,973,202	152,173,637
CommScope Holding Co. Inc.[a,b]	151,837	5,743,994
EchoStar Corp. Class Aa	38,818	2,325,198
F5 Networks Inc.[a]	51,389	6,743,265
Juniper Networks Inc.	300,937	8,576,704
Motorola Solutions Inc.	130,707	11,808,070
Palo Alto Networks Inc.[a,b]	71,013	10,292,624

		211,196,009
CONSTRUCTION & ENGINEERING — 0.12%
AECOM[a]	126,076	4,683,723
Fluor Corp.	112,307	5,800,657
Jacobs Engineering Group Inc.	96,677	6,376,815
Quanta Services Inc.[a]	119,546	4,675,444
Valmont Industries Inc.	17,361	2,879,322

		24,415,961
CONSTRUCTION MATERIALS — 0.14%
Eagle Materials Inc.	38,420	4,352,986
Martin Marietta Materials Inc.	49,801	11,008,013
Vulcan Materials Co.	105,946	13,600,288

		28,961,287
CONSUMER FINANCE — 0.82%
Ally Financial Inc.	358,350	10,449,486
American Express Co.	577,594	57,360,860
Capital One Financial Corp.	384,803	38,318,683
Credit Acceptance Corp.[a,b]	8,888	2,875,090
Discover Financial Services	291,324	22,408,642
Navient Corp.	212,035	2,824,306
OneMain Holdings Inc.[a]	50,523	1,313,093
Santander Consumer USA Holdings Inc.	117,457	2,187,049
SLM Corp.[a]	337,792	3,817,050
Synchrony Financial	640,475	24,728,740

		166,282,999
CONTAINERS & PACKAGING — 0.48%
AptarGroup Inc.	48,425	4,178,109
Ardagh Group SAb	14,711	310,402
Avery Dennison Corp.	70,253	8,069,260
Ball Corp.[b]	274,764	10,399,817
Bemis Co. Inc.	73,862	3,529,865
Berry Global Group Inc.[a]	103,006	6,043,362
Crown Holdings Inc.[a]	103,087	5,798,644
Graphic Packaging Holding Co.	249,218	3,850,418

Security	Shares	Value
International Paper Co.	328,124	$19,011,505
Owens-Illinois Inc.[a]	127,696	2,831,020
Packaging Corp. of America	75,614	9,115,268
Sealed Air Corp.	144,247	7,111,377
Silgan Holdings Inc.	56,846	1,670,704
Sonoco Products Co.	78,510	4,172,021
WestRock Co.	200,195	12,654,326

		98,746,098
DISTRIBUTORS — 0.12%
Genuine Parts Co.	116,170	11,037,312
LKQ Corp.[a]	246,476	10,024,179
Pool Corp.	31,668	4,105,756

		25,167,247
DIVERSIFIED CONSUMER SERVICES — 0.10%
Bright Horizons Family Solutions Inc.[a,b]	42,826	4,025,644
Graham Holdings Co. Class B	3,373	1,883,315
H&R Block Inc.	163,329	4,282,486
Service Corp. International/U.S.	144,018	5,374,752
ServiceMaster Global Holdings Inc.[a]	106,244	5,447,130

		21,013,327
DIVERSIFIED FINANCIAL SERVICES — 1.57%
Berkshire Hathaway Inc. Class Ba	1,542,145	305,683,982
Leucadia National Corp.	256,526	6,795,373
Voya Financial Inc.[b]	143,191	7,083,659

		319,563,014
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.88%
AT&T Inc.	4,931,810	191,748,773
CenturyLink Inc.	767,619	12,803,885
Verizon Communications Inc.	3,273,878	173,286,362
Zayo Group Holdings Inc.[a]	147,850	5,440,880

		383,279,900
ELECTRIC UTILITIES — 1.72%
Alliant Energy Corp.	184,014	7,840,836
American Electric Power Co. Inc.	395,373	29,087,592
Avangrid Inc.	43,807	2,215,758
Duke Energy Corp.	561,379	47,217,588
Edison International	255,720	16,171,733
Entergy Corp.	143,439	11,674,500
Eversource Energy	254,286	16,065,789
Exelon Corp.	767,523	30,248,081
FirstEnergy Corp.	353,614	10,827,661
Great Plains Energy Inc.	174,882	5,638,196
Hawaiian Electric Industries Inc.	84,597	3,058,182
NextEra Energy Inc.	374,827	58,544,229
OGE Energy Corp.	162,005	5,331,585
PG&E Corp.	411,284	18,437,862
Pinnacle West Capital Corp.	89,689	7,639,709
PPL Corp.	546,898	16,926,493
Southern Co. (The)	799,239	38,435,403
Westar Energy Inc.	113,928	6,015,398

252

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2017

Security	Shares	Value
Xcel Energy Inc.	406,630	$19,562,969

		350,939,564
ELECTRICAL EQUIPMENT — 0.58%
Acuity Brands Inc.	33,275	5,856,400
AMETEK Inc.	182,918	13,256,067
Eaton Corp. PLC	358,614	28,334,092
Emerson Electric Co.	513,786	35,805,746
Hubbell Inc.	43,376	5,870,508
Regal Beloit Corp.	35,243	2,699,614
Rockwell Automation Inc.	103,073	20,238,384
Sensata Technologies Holding NVa,b	134,593	6,879,048

		118,939,859
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.59%
Amphenol Corp. Class A	238,514	20,941,529
Arrow Electronics Inc.[a]	71,809	5,774,162
Avnet Inc.	95,433	3,781,055
CDW Corp./DE	119,066	8,273,896
Cognex Corp.	131,982	8,072,019
Coherent Inc.[a]	19,431	5,483,817
Corning Inc.	688,741	22,032,825
Dolby Laboratories Inc. Class A	43,600	2,703,200
FLIR Systems Inc.	112,121	5,227,081
IPG Photonics Corp.[a]	28,942	6,197,351
Jabil Inc.	141,119	3,704,374
Keysight Technologies Inc.[a]	146,565	6,097,104
National Instruments Corp.	85,490	3,558,949
Trimble Inc.[a]	198,992	8,087,035
Universal Display Corp.[b]	33,074	5,710,226
Zebra Technologies Corp. Class Aa	42,353	4,396,241

		120,040,864
ENERGY EQUIPMENT & SERVICES — 0.74%
Baker Hughes a GE Co.	338,656	10,715,076
Halliburton Co.	691,819	33,809,195
Helmerich & Payne Inc.	84,355	5,452,707
Nabors Industries Ltd.	250,281	1,709,419
National Oilwell Varco Inc.[b]	304,208	10,957,572
Oceaneering International Inc.	77,239	1,632,832
Patterson-UTI Energy Inc.	165,631	3,811,169
RPC Inc.	46,802	1,194,855
Schlumberger Ltd.	1,114,427	75,101,236
Transocean Ltd.[a]	311,984	3,331,989
Weatherford International PLC[a,b]	699,632	2,574,646

		150,290,696
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) —3.50%
Alexandria Real Estate Equities Inc.	75,965	9,920,269
American Campus Communities Inc.	107,123	4,395,257
American Homes 4 Rent Class A	191,616	4,184,893
American Tower Corp.	338,219	48,253,705
Apartment Investment & Management Co. Class A	123,124	5,381,750
Apple Hospitality REIT Inc.	166,952	3,273,929
AvalonBay Communities Inc.	110,578	19,728,221

Security	Shares	Value
Boston Properties Inc.	123,749	$16,091,082
Brandywine Realty Trust[b]	134,722	2,450,593
Brixmor Property Group Inc.	245,292	4,577,149
Camden Property Trust	72,600	6,683,556
Colony NorthStar Inc. Class A	426,730	4,868,989
Columbia Property Trust Inc.	98,495	2,260,460
CoreCivic Inc.	91,642	2,061,945
CoreSite Realty Corp.[b]	26,969	3,071,769
Corporate Office Properties Trust	80,708	2,356,674
Crown Castle International Corp.[b]	321,782	35,721,020
CubeSmart	146,585	4,239,238
CyrusOne Inc.[b]	72,321	4,305,269
DCT Industrial Trust Inc.	73,983	4,348,721
DDR Corp.[b]	241,086	2,160,131
Digital Realty Trust Inc.	163,226	18,591,441
Douglas Emmett Inc.	127,501	5,235,191
Duke Realty Corp.	285,793	7,776,428
Empire State Realty Trust Inc. Class A	104,343	2,142,162
EPR Properties	49,402	3,233,855
Equinix Inc.	62,319	28,244,217
Equity Commonwealth[a]	95,635	2,917,824
Equity LifeStyle Properties Inc.	64,692	5,758,882
Equity Residential	285,734	18,221,257
Essex Property Trust Inc.	52,260	12,613,996
Extra Space Storage Inc.[b]	97,575	8,532,934
Federal Realty Investment Trust	57,159	7,591,287
Forest City Realty Trust Inc. Class Ab	201,308	4,851,523
Gaming and Leisure Properties Inc.	161,551	5,977,387
GGP Inc.	490,419	11,470,900
HCP Inc.	375,842	9,801,959
Healthcare Trust of America Inc. Class A	162,601	4,884,534
Highwoods Properties Inc.	79,921	4,068,778
Hospitality Properties Trust	117,084	3,494,957
Host Hotels & Resorts Inc.	589,407	11,699,729
Hudson Pacific Properties Inc.	124,195	4,253,679
Invitation Homes Inc.[b]	233,562	5,505,056
Iron Mountain Inc.	222,140	8,381,342
JBG SMITH Properties	68,396	2,375,393
Kilroy Realty Corp.	78,431	5,854,874
Kimco Realty Corp.	328,552	5,963,219
Lamar Advertising Co. Class Ab	67,458	5,008,082
Liberty Property Trust	120,145	5,167,436
Life Storage Inc.	36,157	3,220,504
Macerich Co. (The)[b]	108,476	7,124,704
Medical Properties Trust Inc.	287,868	3,966,821
Mid-America Apartment Communities Inc.	90,224	9,072,925
National Retail Properties Inc.	122,878	5,299,728
Omega Healthcare Investors Inc.[b]	154,737	4,261,457
Outfront Media Inc.	108,756	2,523,139
Paramount Group Inc.[b]	157,731	2,500,036
Park Hotels & Resorts Inc.[b]	114,848	3,301,880
Piedmont Office Realty Trust Inc. Class A	113,272	2,221,264
Prologis Inc.	422,826	27,276,505
Public Storage[b]	118,024	24,667,016
Rayonier Inc.	102,567	3,244,194
Realty Income Corp.[b]	226,340	12,905,907
Regency Centers Corp.	119,481	8,265,696
Retail Properties of America Inc. Class A	186,063	2,500,687
SBA Communications Corp.[a]	96,769	15,808,184
Senior Housing Properties Trust	185,840	3,558,836
Simon Property Group Inc.	248,900	42,746,086
SL Green Realty Corp.	76,754	7,746,781

253

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2017

Security	Shares	Value
Spirit Realty Capital Inc.	354,377	$3,040,555
STORE Capital Corp.	135,064	3,517,067
Sun Communities Inc.	61,308	5,688,156
Tanger Factory Outlet Centers Inc.[b]	73,681	1,953,283
Taubman Centers Inc.[b]	47,217	3,089,408
UDR Inc.	213,917	8,240,083
Uniti Group Inc.[a,b]	131,596	2,341,093
Ventas Inc.	285,462	17,130,575
VEREIT Inc.	781,620	6,088,820
Vornado Realty Trust	137,792	10,772,579
Weingarten Realty Investors	97,206	3,195,161
Welltower Inc.	294,936	18,808,069
Weyerhaeuser Co.	597,981	21,084,810
WP Carey Inc.	84,289	5,807,512

		712,922,463
FOOD & STAPLES RETAILING — 1.69%
Casey’s General Stores Inc.	30,445	3,408,013
Costco Wholesale Corp.	349,757	65,096,773
CVS Health Corp.	815,988	59,159,130
Kroger Co. (The)	720,289	19,771,933
Rite Aid Corp.[a,b]	827,125	1,629,436
Sprouts Farmers Market Inc.[a]	100,924	2,457,500
Sysco Corp.	387,005	23,502,814
U.S. Foods Holding Corp.[a]	162,498	5,188,561
Wal-Mart Stores Inc.	1,150,924	113,653,745
Walgreens Boots Alliance Inc.	700,473	50,868,349

		344,736,254
FOOD PRODUCTS — 1.32%
Archer-Daniels-Midland Co.	443,968	17,794,237
Blue Buffalo Pet Products Inc.[a,b]	74,292	2,436,035
Bunge Ltd.	112,087	7,518,796
Campbell Soup Co.	142,325	6,847,256
Conagra Brands Inc.	310,594	11,700,076
Flowers Foods Inc.	137,610	2,657,249
General Mills Inc.	455,355	26,997,998
Hain Celestial Group Inc. (The)[a,b]	79,677	3,377,508
Hershey Co. (The)	110,717	12,567,487
Hormel Foods Corp.	218,286	7,943,427
Ingredion Inc.	56,761	7,935,188
JM Smucker Co. (The)	87,411	10,859,943
Kellogg Co.	194,696	13,235,434
Kraft Heinz Co. (The)	481,238	37,421,067
Lamb Weston Holdings Inc.	118,804	6,706,486
McCormick & Co. Inc./MD NVS	95,995	9,782,850
Mondelez International Inc. Class A	1,175,251	50,300,743
Pilgrim’s Pride Corp.[a]	39,827	1,237,027
Pinnacle Foods Inc.	94,339	5,610,340
Post Holdings Inc.[a,b]	52,429	4,153,950
Seaboard Corp.	206	908,460
TreeHouse Foods Inc.[a]	42,960	2,124,801
Tyson Foods Inc. Class A	224,241	18,179,218

		268,295,576

Security	Shares	Value
GAS UTILITIES — 0.08%
Atmos Energy Corp.	82,129	$7,054,060
National Fuel Gas Co.	63,946	3,511,275
UGI Corp.	139,842	6,565,582

		17,130,917
HEALTH CARE EQUIPMENT & SUPPLIES — 2.60%
Abbott Laboratories	1,355,454	77,355,760
ABIOMED Inc.[a]	32,371	6,066,649
Align Technology Inc.[a]	63,190	14,040,186
Baxter International Inc.	400,836	25,910,039
Becton Dickinson and Co.	208,472	44,625,451
Boston Scientific Corp.[a]	1,098,063	27,220,982
Cooper Companies Inc. (The)[b]	38,337	8,352,866
Danaher Corp.	490,895	45,564,874
DENTSPLY SIRONA Inc.	181,944	11,977,373
DexCom Inc.[a,b]	68,020	3,903,668
Edwards Lifesciences Corp.[a]	167,782	18,910,709
Hill-Rom Holdings Inc.	53,755	4,531,009
Hologic Inc.[a]	224,132	9,581,643
IDEXX Laboratories Inc.[a]	70,462	11,018,847
Intuitive Surgical Inc.[a]	88,757	32,390,980
Medtronic PLC	1,086,987	87,774,200
ResMed Inc.	112,392	9,518,478
STERIS PLC	66,563	5,822,266
Stryker Corp.	272,117	42,134,596
Teleflex Inc.	35,819	8,912,484
Varian Medical Systems Inc.[a,b]	72,932	8,106,392
West Pharmaceutical Services Inc.	58,208	5,743,383
Zimmer Biomet Holdings Inc.	162,498	19,608,634

		529,071,469
HEALTH CARE PROVIDERS & SERVICES — 2.56%
Acadia Healthcare Co. Inc.[a,b]	62,453	2,037,841
Aetna Inc.	255,254	46,045,269
AmerisourceBergen Corp.	126,483	11,613,669
Anthem Inc.	205,965	46,344,185
Brookdale Senior Living Inc.[a]	146,071	1,416,889
Cardinal Health Inc.	251,823	15,429,195
Centene Corp.[a]	136,733	13,793,625
Cigna Corp.	191,163	38,823,294
DaVita Inc.[a]	121,810	8,800,772
Envision Healthcare Corp.[a]	93,053	3,215,912
Express Scripts Holding Co.[a]	453,709	33,864,840
HCA Healthcare Inc.[a,b]	229,772	20,183,172
Henry Schein Inc.[a,b]	125,850	8,794,398
Humana Inc.	114,283	28,350,184
Laboratory Corp. of America Holdings[a]	82,259	13,121,133
LifePoint Health Inc.[a,b]	27,294	1,359,241
McKesson Corp.	169,347	26,409,665
MEDNAX Inc.[a]	72,346	3,866,170
Patterson Companies Inc.	66,373	2,398,056
Premier Inc. Class Aa,b	41,084	1,199,242
Quest Diagnostics Inc.	108,891	10,724,675
UnitedHealth Group Inc.	768,474	169,417,778
Universal Health Services Inc. Class B	69,156	7,838,833
WellCare Health Plans Inc.[a]	35,806	7,200,945

		522,248,983

254

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2017

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.12%
athenahealth Inc.[a,b]	31,825	$4,233,998
Cerner Corp.[a,b]	231,304	15,587,576
Veeva Systems Inc. Class Aa,b	85,220	4,710,962

		24,532,536
HOTELS, RESTAURANTS & LEISURE — 2.04%
Aramark	195,831	8,369,817
Carnival Corp.	326,111	21,643,987
Chipotle Mexican Grill Inc.[a,b]	20,117	5,814,417
Choice Hotels International Inc.	25,790	2,001,304
Darden Restaurants Inc.	99,118	9,517,310
Domino’s Pizza Inc.	35,096	6,631,740
Dunkin’ Brands Group Inc.	71,821	4,630,300
Extended Stay America Inc.	152,899	2,905,081
Hilton Grand Vacations Inc.[a]	55,057	2,309,641
Hilton Worldwide Holdings Inc.	172,546	13,779,524
Hyatt Hotels Corp. Class Aa	37,003	2,721,201
International Game Technology PLC	85,880	2,276,679
Las Vegas Sands Corp.	289,841	20,141,051
Marriott International Inc./MD Class A	243,325	33,026,502
McDonald’s Corp.	639,758	110,115,147
MGM Resorts International	397,330	13,266,849
Norwegian Cruise Line Holdings Ltd.[a,b]	148,177	7,890,425
Royal Caribbean Cruises Ltd.	138,305	16,497,020
Six Flags Entertainment Corp.	53,426	3,556,569
Starbucks Corp.	1,130,777	64,940,523
Vail Resorts Inc.	32,299	6,862,569
Wendy’s Co. (The)	146,181	2,400,292
Wyndham Worldwide Corp.	79,356	9,194,980
Wynn Resorts Ltd.	64,355	10,849,609
Yum China Holdings Inc.	293,667	11,752,553
Yum! Brands Inc.	271,436	22,151,892

		415,246,982
HOUSEHOLD DURABLES — 0.50%
CalAtlantic Group Inc.	64,437	3,633,603
DR Horton Inc.	271,632	13,872,246
Garmin Ltd.	96,034	5,720,745
Leggett & Platt Inc.	104,729	4,998,715
Lennar Corp. Class A	158,616	10,030,876
Lennar Corp. Class B	10,905	563,570
Mohawk Industries Inc.[a]	49,396	13,628,356
Newell Brands Inc.	391,280	12,090,552
NVR Inc.[a]	2,628	9,219,602
PulteGroup Inc.	215,574	7,167,836
Tempur Sealy International Inc.[a,b]	36,744	2,303,481
Toll Brothers Inc.	120,222	5,773,061
Tupperware Brands Corp.	39,603	2,483,108
Whirlpool Corp.	56,201	9,477,737

		100,963,488
HOUSEHOLD PRODUCTS — 1.50%
Church & Dwight Co. Inc.	197,572	9,912,187
Clorox Co. (The)	103,766	15,434,155

Security	Shares	Value
Colgate-Palmolive Co.	689,840	$52,048,428
Energizer Holdings Inc.	48,449	2,324,583
Kimberly-Clark Corp.	283,779	34,240,774
Procter & Gamble Co. (The)	2,052,430	188,577,269
Spectrum Brands Holdings Inc.	19,201	2,158,192

		304,695,588
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.10%
AES Corp./VA	531,874	5,760,195
Calpine Corp.[a]	292,952	4,432,364
NRG Energy Inc.	238,188	6,783,594
Vistra Energy Corp.[a]	191,961	3,516,726

		20,492,879
INDUSTRIAL CONGLOMERATES — 1.72%
3M Co.	464,797	109,399,270
Carlisle Companies Inc.	49,305	5,603,513
General Electric Co.	6,967,884	121,589,576
Honeywell International Inc.	610,226	93,584,259
Roper Technologies Inc.	80,574	20,868,666

		351,045,284
INSURANCE — 2.85%
Aflac Inc.	311,687	27,359,885
Alleghany Corp.[a]	11,175	6,661,306
Allstate Corp. (The)	292,057	30,581,288
American Financial Group Inc./OH	55,921	6,069,665
American International Group Inc.	721,020	42,958,372
American National Insurance Co.	5,862	751,802
Aon PLC	198,367	26,581,178
Arch Capital Group Ltd.[a]	97,936	8,889,651
Arthur J Gallagher & Co.	141,917	8,980,508
Aspen Insurance Holdings Ltd.	48,334	1,962,360
Assurant Inc.	42,646	4,300,423
Assured Guaranty Ltd.	95,220	3,225,101
Athene Holding Ltd. Class Aa	85,937	4,443,802
Axis Capital Holdings Ltd.	63,958	3,214,529
Brighthouse Financial Inc.[a]	66,346	3,890,529
Brown & Brown Inc.	95,298	4,904,035
Chubb Ltd.	372,647	54,454,906
Cincinnati Financial Corp.	123,373	9,249,274
CNA Financial Corp.	21,662	1,149,169
Erie Indemnity Co. Class A	19,213	2,340,912
Everest Re Group Ltd.	32,371	7,162,407
First American Financial Corp.	83,374	4,672,279
FNF Group	207,557	8,144,537
Hanover Insurance Group Inc. (The)	33,117	3,579,285
Hartford Financial Services Group Inc. (The)	283,860	15,975,641
Lincoln National Corp.	174,889	13,443,717
Loews Corp.	224,798	11,246,644
Markel Corp.[a]	10,951	12,474,613
Marsh & McLennan Companies Inc.	412,181	33,547,412
Mercury General Corp.	21,485	1,148,158
MetLife Inc.	723,684	36,589,463
Old Republic International Corp.	189,373	4,048,795
Principal Financial Group Inc.	214,446	15,131,310
ProAssurance Corp.	40,777	2,330,406
Progressive Corp. (The)	462,758	26,062,531
Prudential Financial Inc.	343,551	39,501,494

255

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2017

Security	Shares	Value
Reinsurance Group of America Inc.	50,466	$7,869,163
RenaissanceRe Holdings Ltd.	31,507	3,956,964
Torchmark Corp.	91,421	8,292,799
Travelers Companies Inc. (The)	221,301	30,017,268
Unum Group	181,671	9,971,921
Validus Holdings Ltd.	62,396	2,927,620
White Mountains Insurance Group Ltd.	2,862	2,436,363
Willis Towers Watson PLC	100,707	15,175,538
WR Berkley Corp.	75,648	5,420,179
XL Group Ltd.	202,322	7,113,642

		580,208,844
INTERNET & DIRECT MARKETING RETAIL — 2.63%
Amazon.com Inc.[a]	318,506	372,483,212
Expedia Inc.	98,569	11,805,609
Liberty Expedia Holdings Inc. Class Aa	43,868	1,944,669
Liberty Interactive Corp. QVC Group Series Aa,b	356,401	8,703,312
Liberty Ventures Series Aa	62,686	3,400,089
Netflix Inc.[a,b]	328,697	63,096,676
Priceline Group Inc. (The)[a]	39,334	68,352,265
TripAdvisor Inc.[a,b]	84,184	2,900,981
Wayfair Inc. Class Aa,b	30,508	2,448,877

		535,135,690
INTERNET SOFTWARE & SERVICES — 4.54%
Akamai Technologies Inc.[a]	131,982	8,584,109
Alphabet Inc. Class Aa	238,599	251,340,187
Alphabet Inc. Class Ca	242,380	253,626,432
CoStar Group Inc.[a]	28,504	8,464,263
eBay Inc.[a]	781,053	29,476,940
Facebook Inc. Class Aa	1,870,991	330,155,072
GoDaddy Inc. Class Aa,b	99,166	4,986,067
IAC/InterActiveCorp[a]	55,319	6,764,407
LogMeIn Inc.	41,231	4,720,950
Match Group Inc.[a,b]	32,795	1,026,811
Pandora Media Inc.[a,b]	172,415	831,040
Twitter Inc.[a,b]	532,331	12,781,267
VeriSign Inc.[a,b]	68,045	7,787,070
Zillow Group Inc. Class Aa,b	44,921	1,830,082
Zillow Group Inc. Class Ca,b	84,494	3,457,494

		925,832,191
IT SERVICES — 4.15%
Accenture PLC Class A	496,893	76,069,349
Alliance Data Systems Corp.	38,621	9,789,651
Amdocs Ltd.	113,984	7,463,672
Automatic Data Processing Inc.	358,360	41,996,208
Black Knight Inc.[a]	86,710	3,828,246
Booz Allen Hamilton Holding Corp.	116,353	4,436,540
Broadridge Financial Solutions Inc.	93,137	8,436,349
Cognizant Technology Solutions Corp. Class A	468,816	33,295,312
Conduent Inc.[a,b]	146,911	2,374,082
CoreLogic Inc./U.S.[a]	65,205	3,013,123
CSRA Inc.	128,125	3,833,500
DST Systems Inc.	49,356	3,063,527
DXC Technology Co.	226,822	21,525,408

Security	Shares	Value
Euronet Worldwide Inc.[a,b]	40,974	$3,452,879
Fidelity National Information Services Inc.	263,900	24,830,351
First Data Corp. Class Aa	381,042	6,367,212
Fiserv Inc.[a]	170,328	22,335,111
FleetCor Technologies Inc.[a,b]	71,297	13,719,682
Gartner Inc.[a]	70,740	8,711,631
Genpact Ltd.	121,363	3,852,062
Global Payments Inc.	122,470	12,276,393
International Business Machines Corp.	678,618	104,113,574
Jack Henry & Associates Inc.	61,377	7,178,654
Leidos Holdings Inc.	113,036	7,298,734
Mastercard Inc. Class A	754,995	114,276,043
Paychex Inc.	258,071	17,569,474
PayPal Holdings Inc.[a]	907,196	66,787,769
Sabre Corp.	162,302	3,327,191
Square Inc. Class Aa,b	194,243	6,734,405
Switch Inc. Class A	28,387	516,360
Teradata Corp.[a,b]	96,061	3,694,506
Total System Services Inc.	144,366	11,417,907
Vantiv Inc. Class Aa,b	127,731	9,394,615
Visa Inc. Class A	1,458,432	166,290,417
Western Union Co. (The)	363,696	6,913,861
WEX Inc.[a,b]	32,130	4,537,720

		844,721,518
LEISURE PRODUCTS — 0.11%
Brunswick Corp./DE	71,617	3,954,691
Hasbro Inc.	90,396	8,216,092
Mattel Inc.	268,933	4,136,190
Polaris Industries Inc.	47,151	5,846,252

		22,153,225
LIFE SCIENCES TOOLS & SERVICES — 0.82%
Agilent Technologies Inc.	258,935	17,340,877
Bio-Rad Laboratories Inc. Class Aa	17,026	4,063,595
Bio-Techne Corp.	29,037	3,761,743
Bruker Corp.	81,928	2,811,769
Charles River Laboratories International Inc.[a]	36,943	4,043,411
Illumina Inc.[a]	116,756	25,510,018
IQVIA Holdings Inc.[a]	127,702	12,502,026
Mettler-Toledo International Inc.[a]	20,151	12,483,948
PerkinElmer Inc.	88,565	6,475,873
QIAGEN NV	177,855	5,501,055
Thermo Fisher Scientific Inc.	319,552	60,676,534
Waters Corp.[a]	61,524	11,885,822

		167,056,671
MACHINERY — 2.00%
AGCO Corp.	52,378	3,741,360
Allison Transmission Holdings Inc.	99,564	4,288,221
Caterpillar Inc.	455,151	71,722,695
Colfax Corp.[a]	70,090	2,776,966
Crane Co.	40,508	3,614,124
Cummins Inc.	127,798	22,574,239
Deere & Co.	255,160	39,935,092
Donaldson Co. Inc.	103,265	5,054,822
Dover Corp.	123,314	12,453,481
Flowserve Corp.	102,668	4,325,403
Fortive Corp.	245,626	17,771,041

256

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2017

Security	Shares	Value
Gardner Denver Holdings Inc.[a]	51,751	$1,755,911
Graco Inc.	130,698	5,910,164
IDEX Corp.	61,653	8,136,346
Illinois Tool Works Inc.	243,995	40,710,566
Ingersoll-Rand PLC	199,833	17,823,105
ITT Inc.	70,491	3,762,105
Lincoln Electric Holdings Inc.	46,598	4,267,445
Middleby Corp. (The)[a,b]	44,725	6,035,639
Nordson Corp.	46,361	6,787,250
Oshkosh Corp.	59,917	5,445,856
PACCAR Inc.	273,682	19,453,317
Parker-Hannifin Corp.	106,178	21,191,005
Pentair PLC	134,036	9,465,622
Snap-on Inc.	45,740	7,972,482
Stanley Black & Decker Inc.	123,060	20,882,051
Terex Corp.	61,411	2,961,238
Timken Co. (The)	54,772	2,692,044
Toro Co. (The)	84,446	5,508,413
Trinity Industries Inc.	123,120	4,612,075
WABCO Holdings Inc.[a]	40,126	5,758,081
Wabtec Corp./DEb	68,051	5,541,393
Welbilt Inc.[a]	98,954	2,326,408
Xylem Inc./NY	144,366	9,845,761

		407,101,721
MARINE — 0.01%
Kirby Corp.[a,b]	41,330	2,760,844

		2,760,844
MEDIA — 2.74%
AMC Networks Inc. Class Aa,b	38,866	2,101,873
Cable One Inc.	3,644	2,563,007
CBS Corp. Class B NVS[b]	266,949	15,749,991
Charter Communications Inc. Class Aa	147,476	49,546,037
Cinemark Holdings Inc.	82,982	2,889,433
Comcast Corp. Class A	3,720,201	148,994,050
Discovery Communications Inc. Class Aa,b	117,310	2,625,398
Discovery Communications Inc. Class C NVS[a,b]	166,222	3,518,920
DISH Network Corp. Class Aa	176,261	8,416,463
Interpublic Group of Companies Inc. (The)	312,398	6,297,944
John Wiley & Sons Inc. Class A	34,785	2,287,114
Liberty Broadband Corp. Class Aa,b	20,347	1,730,512
Liberty Broadband Corp. Class Ca,b	83,154	7,081,395
Liberty Media Corp.-Liberty Formula One Class Aa,b	19,666	643,471
Liberty Media Corp.-Liberty Formula One Class Ca,b	148,904	5,086,561
Liberty Media Corp.-Liberty SiriusXM Class Aa	71,206	2,824,030
Liberty Media Corp.-Liberty SiriusXM Class Ca	145,107	5,754,944
Lions Gate Entertainment Corp. Class Aa	43,228	1,461,539
Lions Gate Entertainment Corp. Class Ba	81,349	2,582,017
Live Nation Entertainment Inc.[a]	107,862	4,591,685
Madison Square Garden Co. (The) Class Aa	14,386	3,033,288
News Corp. Class A	310,691	5,036,301
News Corp. Class B	95,087	1,578,444
Omnicom Group Inc.	186,137	13,556,358
Regal Entertainment Group Class A	89,658	2,063,030
Scripps Networks Interactive Inc. Class A	68,537	5,851,689
Sirius XM Holdings Inc.[b]	1,173,480	6,289,853

Security	Shares	Value
TEGNA Inc.	170,571	$2,401,640
Time Warner Inc.	621,623	56,859,856
Tribune Media Co. Class A	63,557	2,699,266
Twenty-First Century Fox Inc. Class A	836,604	28,887,936
Twenty-First Century Fox Inc. Class B	349,171	11,913,714
Viacom Inc. Class Ab	7,927	276,652
Viacom Inc. Class B NVS	284,778	8,774,010
Walt Disney Co. (The)	1,237,480	133,041,475

		559,009,896
METALS & MINING — 0.43%
Alcoa Corp.[a]	147,058	7,922,014
Freeport-McMoRan Inc.[a]	1,090,573	20,677,264
Newmont Mining Corp.	428,207	16,066,327
Nucor Corp.	256,403	16,302,103
Reliance Steel & Aluminum Co.	57,452	4,928,807
Royal Gold Inc.	51,055	4,192,637
Southern Copper Corp.	65,614	3,113,384
Steel Dynamics Inc.	180,696	7,793,419
Tahoe Resources Inc.	235,543	1,128,251
U.S. Steel Corp.	138,643	4,878,847

		87,003,053
MORTGAGE REAL ESTATE INVESTMENT — 0.16%
AGNC Investment Corp.[b]	313,857	6,336,773
Annaly Capital Management Inc.[b]	909,758	10,817,023
Chimera Investment Corp.[b]	147,344	2,722,917
MFA Financial Inc.	316,431	2,506,133
New Residential Investment Corp.	244,117	4,364,812
Starwood Property Trust Inc.	206,458	4,407,878
Two Harbors Investment Corp.	136,937	2,226,596

		33,382,132
MULTI-UTILITIES — 0.93%
Ameren Corp.	194,828	11,492,904
CenterPoint Energy Inc.	347,561	9,856,830
CMS Energy Corp.	223,751	10,583,422
Consolidated Edison Inc.	249,860	21,225,607
Dominion Energy Inc.	513,547	41,628,120
DTE Energy Co.	143,473	15,704,555
MDU Resources Group Inc.	152,515	4,099,603
NiSource Inc.	270,350	6,939,885
Public Service Enterprise Group Inc.	404,693	20,841,689
SCANA Corp.	106,197	4,224,517
Sempra Energy	201,038	21,494,983
Vectren Corp.	68,056	4,425,001
WEC Energy Group Inc.	253,166	16,817,817

		189,334,933
MULTILINE RETAIL — 0.43%
Dollar General Corp.	221,571	20,608,319
Dollar Tree Inc.[a]	184,123	19,758,239
Kohl’s Corp.	136,210	7,386,668
Macy’s Inc.	243,259	6,127,694
Nordstrom Inc.	92,665	4,390,468
Target Corp.	442,052	28,843,893

		87,115,281

257

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2017

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 5.15%
Anadarko Petroleum Corp.	440,196	$23,612,113
Andeavor	124,751	14,264,029
Antero Resources Corp.[a,b]	183,473	3,485,987
Apache Corp.	303,758	12,824,663
Cabot Oil & Gas Corp.	369,337	10,563,038
Centennial Resource Development Inc./DE Class Aa	108,534	2,148,973
Cheniere Energy Inc.[a,b]	164,668	8,865,725
Chesapeake Energy Corp.[a]	719,563	2,849,469
Chevron Corp.	1,515,244	189,693,396
Cimarex Energy Co.	75,120	9,165,391
CNX Resources Corp.[a]	179,033	2,619,253
Concho Resources Inc.[a,b]	118,771	17,841,780
ConocoPhillips	959,029	52,641,102
CONSOL Energy Inc.[a]	22,370	883,839
Continental Resources Inc./OKa,b	67,915	3,597,458
Devon Energy Corp.	423,497	17,532,776
Diamondback Energy Inc.[a,b]	78,029	9,851,161
Energen Corp.[a]	76,003	4,375,493
EOG Resources Inc.	461,957	49,849,780
EQT Corp.	190,031	10,816,565
Extraction Oil & Gas Inc.[a,b]	95,658	1,368,866
Exxon Mobil Corp.	3,398,807	284,276,217
Gulfport Energy Corp.[a]	125,701	1,603,945
Hess Corp.	226,857	10,768,902
HollyFrontier Corp.	140,937	7,218,793
Kinder Morgan Inc./DE	1,537,840	27,788,769
Kosmos Energy Ltd.[a,b]	184,272	1,262,263
Laredo Petroleum Inc.[a,b]	128,935	1,368,000
Marathon Oil Corp.	682,988	11,562,987
Marathon Petroleum Corp.	386,736	25,516,841
Murphy Oil Corp.	127,905	3,971,450
Newfield Exploration Co.[a,b]	156,925	4,947,845
Noble Energy Inc.	383,400	11,172,276
Occidental Petroleum Corp.	612,766	45,136,344
ONEOK Inc.	287,706	15,377,886
Parsley Energy Inc. Class Aa	183,689	5,407,804
PBF Energy Inc. Class A	86,045	3,050,295
Phillips 66	349,545	35,356,477
Pioneer Natural Resources Co.	135,976	23,503,452
QEP Resources Inc.[a]	186,851	1,788,164
Range Resources Corp.	181,634	3,098,676
RSP Permian Inc.[a]	104,441	4,248,660
SM Energy Co.	88,050	1,944,144
Southwestern Energy Co.[a,b]	389,087	2,171,105
Targa Resources Corp.	169,506	8,207,481
Valero Energy Corp.	349,555	32,127,600
Whiting Petroleum Corp.[a]	71,547	1,894,565
Williams Companies Inc. (The)	665,864	20,302,193
World Fuel Services Corp.	54,175	1,524,485
WPX Energy Inc.[a,b]	322,334	4,535,239

		1,049,983,715
PAPER & FOREST PRODUCTS — 0.01%
Domtar Corp.	51,992	2,574,644

		2,574,644

Security	Shares	Value
PERSONAL PRODUCTS — 0.19%
Coty Inc. Class A	369,224	$7,343,865
Edgewell Personal Care Co.[a]	46,226	2,745,362
Estee Lauder Companies Inc. (The) Class A	174,496	22,202,871
Herbalife Ltd.[a,b]	51,255	3,470,989
Nu Skin Enterprises Inc. Class A	40,003	2,729,405

		38,492,492
PHARMACEUTICALS — 4.17%
Akorn Inc.[a]	71,318	2,298,579
Allergan PLC	268,978	43,999,421
Bristol-Myers Squibb Co.	1,320,274	80,906,391
Eli Lilly & Co.	782,765	66,112,332
Endo International PLC[a,b]	177,175	1,373,106
Johnson & Johnson	2,161,848	302,053,402
Mallinckrodt PLC[a,b]	78,769	1,777,029
Merck & Co. Inc.	2,194,752	123,498,695
Mylan NVa	429,693	18,180,311
Perrigo Co. PLC	104,799	9,134,281
Pfizer Inc.	4,741,848	171,749,735
Zoetis Inc.	394,482	28,418,483

		849,501,765
PROFESSIONAL SERVICES — 0.34%
Dun & Bradstreet Corp. (The)	30,129	3,567,575
Equifax Inc.	95,052	11,208,532
IHS Markit Ltd.[a]	305,992	13,815,539
ManpowerGroup Inc.	54,270	6,843,990
Nielsen Holdings PLC	288,883	10,515,341
Robert Half International Inc.	100,589	5,586,713
TransUnion[a]	126,387	6,946,229
Verisk Analytics Inc. Class Aa	122,354	11,745,984

		70,229,903
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.11%
CBRE Group Inc. Class Aa	232,989	10,090,754
Howard Hughes Corp. (The)[a]	26,632	3,495,983
Jones Lang LaSalle Inc.	36,798	5,480,326
Realogy Holdings Corp.	106,873	2,832,134

		21,899,197
ROAD & RAIL — 0.94%
AMERCO	3,977	1,502,948
CSX Corp.	682,367	37,537,009
Genesee & Wyoming Inc. Class Aa,b	47,922	3,772,899
JB Hunt Transport Services Inc.	68,636	7,891,767
Kansas City Southern	82,032	8,631,407
Landstar System Inc.	33,035	3,438,943
Norfolk Southern Corp.	232,144	33,637,666
Old Dominion Freight Line Inc.	48,666	6,402,012
Ryder System Inc.	42,058	3,540,022
Union Pacific Corp.	631,267	84,652,905

		191,007,578

258

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF
December 31, 2017

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT —3.88%
Advanced Micro Devices Inc.[a,b]	675,715	$6,946,350
Analog Devices Inc.	292,621	26,052,048
Applied Materials Inc.	854,328	43,673,247
Broadcom Ltd.	323,896	83,208,882
Cavium Inc.[a]	52,366	4,389,842
Cypress Semiconductor Corp.	261,612	3,986,967
First Solar Inc.[a]	64,825	4,376,984
Intel Corp.	3,778,618	174,421,007
KLA-Tencor Corp.	125,095	13,143,732
Lam Research Corp.	129,624	23,859,890
Marvell Technology Group Ltd.	318,114	6,829,908
Maxim Integrated Products Inc.	227,034	11,869,337
Microchip Technology Inc.	182,142	16,006,639
Micron Technology Inc.[a]	872,523	35,878,146
Microsemi Corp.[a]	91,676	4,735,065
NVIDIA Corp.	455,610	88,160,535
NXP Semiconductors NVa	273,665	32,043,435
ON Semiconductor Corp.[a]	336,924	7,055,189
Qorvo Inc.[a]	101,052	6,730,063
QUALCOMM Inc.	1,184,608	75,838,604
Skyworks Solutions Inc.	146,759	13,934,767
Teradyne Inc.	157,527	6,595,655
Texas Instruments Inc.	799,844	83,535,707
Versum Materials Inc.	86,476	3,273,117
Xilinx Inc.	200,476	13,516,092

		790,061,208
SOFTWARE — 5.22%
Activision Blizzard Inc.	592,318	37,505,576
Adobe Systems Inc.[a]	395,767	69,354,209
ANSYS Inc.[a]	67,680	9,988,891
Atlassian Corp. PLC Class Aa,b	73,204	3,332,246
Autodesk Inc.[a]	167,133	17,520,552
CA Inc.	250,722	8,344,028
Cadence Design Systems Inc.[a]	219,617	9,184,383
CDK Global Inc.	102,232	7,287,097
Citrix Systems Inc.[a]	122,131	10,747,528
Dell Technologies Inc. Class Va	163,200	13,264,896
Electronic Arts Inc.[a]	240,749	25,293,090
FireEye Inc.[a,b]	139,408	1,979,594
Fortinet Inc.[a]	118,406	5,173,158
Guidewire Software Inc.[a,b]	59,344	4,406,885
Intuit Inc.	194,355	30,665,332
Manhattan Associates Inc.[a]	56,116	2,779,987
Microsoft Corp.	6,012,620	514,319,515
Nuance Communications Inc.[a]	228,225	3,731,479
Oracle Corp.	2,337,604	110,521,917
PTC Inc.[a]	93,061	5,655,317
Red Hat Inc.[a]	142,172	17,074,857
salesforce.com Inc.[a]	541,635	55,371,346
ServiceNow Inc.[a,b]	133,157	17,362,341
Splunk Inc.[a]	111,966	9,275,263
SS&C Technologies Holdings Inc.	136,896	5,541,550
Symantec Corp.	492,180	13,810,571
Synopsys Inc.[a]	118,803	10,126,768
Tableau Software Inc. Class Aa,b	51,309	3,550,583

Security	Shares	Value
Take-Two Interactive Software Inc.[a]	89,466	$9,821,577
Tyler Technologies Inc.[a]	28,032	4,963,065
Ultimate Software Group Inc. (The)[a,b]	22,416	4,891,844
VMware Inc. Class Aa,b	56,790	7,116,923
Workday Inc. Class Aa,b	107,028	10,889,029
Zynga Inc. Class Aa	623,358	2,493,432

		1,063,344,829
SPECIALTY RETAIL — 2.20%
Advance Auto Parts Inc.	57,224	5,704,661
AutoNation Inc.[a]	46,223	2,372,627
AutoZone Inc.[a]	21,951	15,615,283
Bed Bath & Beyond Inc.	110,574	2,431,522
Best Buy Co. Inc.	205,693	14,083,800
Burlington Stores Inc.[a]	53,760	6,614,093
CarMax Inc.[a]	147,079	9,432,176
Dick’s Sporting Goods Inc.	68,434	1,966,793
Floor & Decor Holdings Inc. Class Aa	16,719	813,881
Foot Locker Inc.	98,764	4,630,056
GameStop Corp. Class A	80,078	1,437,400
Gap Inc. (The)	191,076	6,508,049
Home Depot Inc. (The)	945,310	179,164,604
L Brands Inc.	193,055	11,625,772
Lowe’s Companies Inc.	667,786	62,064,031
Michaels Companies Inc. (The)[a]	91,965	2,224,633
Murphy USA Inc.[a]	26,230	2,107,843
O’Reilly Automotive Inc.[a]	66,835	16,076,491
Penske Automotive Group Inc.	30,079	1,439,280
Ross Stores Inc.	302,388	24,266,637
Sally Beauty Holdings Inc.[a,b]	104,518	1,960,758
Signet Jewelers Ltd.	48,280	2,730,234
Tiffany & Co.	86,630	9,005,188
TJX Companies Inc. (The)	509,869	38,984,584
Tractor Supply Co.	102,073	7,629,957
Ulta Salon Cosmetics & Fragrance Inc.[a]	46,890	10,487,417
Urban Outfitters Inc.[a,b]	64,315	2,254,884
Williams-Sonoma Inc.	69,220	3,578,674

		447,211,328
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.85%
Apple Inc.	4,118,870	697,036,370
Hewlett Packard Enterprise Co.	1,297,509	18,632,229
HP Inc.	1,338,941	28,131,151
NCR Corp.[a]	97,321	3,307,941
NetApp Inc.	219,040	12,117,293
Western Digital Corp.	238,178	18,942,296
Xerox Corp.	182,588	5,322,440

		783,489,720
TEXTILES, APPAREL & LUXURY GOODS — 0.69%
Carter’s Inc.	37,168	4,366,868
Hanesbrands Inc.	287,916	6,020,324
Lululemon Athletica Inc.[a]	76,761	6,032,647
Michael Kors Holdings Ltd.[a,b]	114,307	7,195,626
NIKE Inc. Class B	1,043,778	65,288,314
PVH Corp.	61,548	8,445,001
Ralph Lauren Corp.	44,694	4,634,321
Skechers U.S.A. Inc. Class Aa	107,669	4,074,195
Tapestry Inc.	228,840	10,121,593

259

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2017

Security	Shares	Value
Under Armour Inc. Class Aa,b	143,496	$2,070,647
Under Armour Inc. Class Ca,b	145,148	1,933,371
VF Corp.	262,234	19,405,316

		139,588,223
THRIFTS & MORTGAGE FINANCE — 0.03%
New York Community Bancorp. Inc.	375,363	4,887,226
TFS Financial Corp.	44,702	667,848

		5,555,074
TOBACCO — 1.18%
Altria Group Inc.	1,530,179	109,270,083
Philip Morris International Inc.	1,244,048	131,433,671

		240,703,754
TRADING COMPANIES & DISTRIBUTORS — 0.28%
Air Lease Corp.	75,366	3,624,351
Fastenal Co.	231,911	12,683,213
HD Supply Holdings Inc.[a]	150,361	6,018,951
MSC Industrial Direct Co. Inc. Class A	34,660	3,350,236
United Rentals Inc.[a]	67,168	11,546,851
Univar Inc.[a,b]	82,303	2,548,101
Watsco Inc.	24,064	4,091,842
WESCO International Inc.[a]	38,037	2,592,221
WW Grainger Inc.	40,980	9,681,525

		56,137,291
TRANSPORTATION INFRASTRUCTURE — 0.02%
Macquarie Infrastructure Corp.	64,999	4,172,936

		4,172,936
WATER UTILITIES — 0.09%
American Water Works Co. Inc.	143,178	13,099,355
Aqua America Inc.	144,762	5,679,013

		18,778,368

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Sprint Corp.[a,b]	500,650	$2,948,828
T-Mobile U.S. Inc.[a]	234,029	14,863,182
Telephone & Data Systems Inc.	74,770	2,078,606
U.S. Cellular Corp.[a]	10,205	384,014

		20,274,630

TOTAL COMMON STOCKS
(Cost: $16,512,293,258)		20,314,235,752

SHORT-TERM INVESTMENTS — 2.09%

MONEY MARKET FUNDS — 2.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	398,724,949	398,764,821
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	26,469,956	26,469,956

		425,234,777

TOTAL SHORT-TERM INVESTMENTS
(Cost: $425,222,099)		425,234,777

TOTAL INVESTMENTS IN SECURITIES — 101.80%
(Cost: $16,937,515,357)		20,739,470,529
Other Assets, Less Liabilities — (1.80)%		(366,247,088)

NET ASSETS — 100.00%		$20,373,223,441

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	277,541,915	121,183,034	[a]	—	398,724,949	$398,764,821	$—	[b]	$(52,687)	$(78,885)
BlackRock Cash Funds: Treasury,
SL Agency Shares	27,481,881	—		(1,011,925)[a]	26,469,956	26,469,956	234,666		—	—
BlackRock Inc.	96,214	17,196		(13,791)	99,619	51,175,276	735,220		2,453,194	10,396,787
PNC Financial Services Group Inc. (The)	384,785	67,978		(65,057)	387,706	55,942,099	782,147		2,883,040	6,393,568

						$532,352,152	$1,752,033		$5,283,547	$16,711,470

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

260

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2017

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	390	Mar 2018	$52,182	$45,822
S&P MidCap 400 E-Mini	25	Mar 2018	4,756	5,242

				$51,064

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$20,311,661,106	$2,574,646	$—	$20,314,235,752
Money Market Funds	425,234,777	—	—	425,234,777

Total	$20,736,895,883	$2,574,646	$—	$20,739,470,529

Derivative financial instruments[a]
Assets
Futures Contracts	$51,064	$—	$—	$51,064

Total	$51,064	$—	$—	$51,064

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

261

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.70%

AEROSPACE & DEFENSE — 3.06%
Boeing Co. (The)	1,750,154	$516,137,915
BWX Technologies Inc.	292,677	17,704,032
General Dynamics Corp.	334,338	68,021,066
Harris Corp.	95,028	13,460,716
HEICO Corp.[a]	76,585	7,225,795
HEICO Corp. Class A	150,480	11,895,444
Hexcel Corp.	188,534	11,660,828
Huntington Ingalls Industries Inc.	116,988	27,574,072
Lockheed Martin Corp.	708,389	227,428,289
Northrop Grumman Corp.	506,686	155,507,000
Raytheon Co.	339,364	63,749,527
Rockwell Collins Inc.	510,411	69,221,940
TransDigm Group Inc.	151,810	41,690,062

		1,231,276,686
AIR FREIGHT & LOGISTICS — 1.34%
CH Robinson Worldwide Inc.	437,851	39,008,146
Expeditors International of Washington Inc.	389,095	25,170,555
FedEx Corp.	777,622	194,047,794
United Parcel Service Inc. Class B	2,167,576	258,266,680
XPO Logistics Inc.[a,b]	274,168	25,111,047

		541,604,222
AIRLINES — 0.42%
Alaska Air Group Inc.	309,382	22,742,671
American Airlines Group Inc.	586,064	30,492,910
Copa Holdings SA Class A	7,092	950,753
Southwest Airlines Co.	1,728,929	113,158,403

		167,344,737
AUTO COMPONENTS — 0.36%
Aptiv PLC	843,256	71,533,406
BorgWarner Inc.	67,899	3,468,960
Delphi Technologies PLC[b]	279,157	14,647,368
Gentex Corp.	569,044	11,921,472
Lear Corp.	175,497	31,003,300
Visteon Corp.[b]	97,731	12,230,057

		144,804,563
AUTOMOBILES — 0.43%
Harley-Davidson Inc.	384,842	19,580,761
Tesla Inc.[a,b]	417,422	129,964,340
Thor Industries Inc.	154,088	23,224,143

		172,769,244
BANKS — 0.25%
Bank of the Ozarks Inc.	173,711	8,416,298
East West Bancorp. Inc.	27,368	1,664,795
First Republic Bank/CA	404,775	35,069,706

Security	Shares	Value
Pinnacle Financial Partners Inc.	70,286	$4,659,962
Signature Bank/New York NYb	99,541	13,662,998
SVB Financial Group[b]	121,231	28,340,171
Western Alliance Bancorp.[b]	171,888	9,732,298

		101,546,228
BEVERAGES — 2.94%
Brown-Forman Corp. Class A	159,867	10,749,457
Brown-Forman Corp. Class B	522,475	35,878,358
Coca-Cola Co. (The)	9,033,328	414,449,089
Constellation Brands Inc. Class A	508,042	116,123,160
Dr Pepper Snapple Group Inc.	568,239	55,153,277
Monster Beverage Corp.[b]	1,298,720	82,195,989
PepsiCo Inc.	3,906,092	468,418,553

		1,182,967,883
BIOTECHNOLOGY — 4.54%
AbbVie Inc.	5,005,538	484,085,580
ACADIA Pharmaceuticals Inc.[a,b]	301,448	9,076,599
Agios Pharmaceuticals Inc.[a,b]	119,874	6,853,197
Alexion Pharmaceuticals Inc.[b]	553,050	66,139,250
Alkermes PLC[a,b]	475,510	26,024,662
Alnylam Pharmaceuticals Inc.[a,b]	234,518	29,795,512
Amgen Inc.	665,609	115,749,405
Biogen Inc.[b]	626,187	199,484,393
BioMarin Pharmaceutical Inc.[a,b]	549,767	49,022,723
Bioverativ Inc.[a,b]	338,313	18,241,837
Celgene Corp.[b]	2,434,364	254,050,227
Exelixis Inc.[a,b]	902,084	27,423,354
Gilead Sciences Inc.	2,922,474	209,366,037
Incyte Corp.[a,b]	546,176	51,728,329
Intercept Pharmaceuticals Inc.[a,b]	55,873	3,264,101
Intrexon Corp.[a,b]	155,518	1,791,567
Ionis Pharmaceuticals Inc.[a,b]	385,490	19,390,147
Neurocrine Biosciences Inc.[a,b]	272,722	21,160,500
OPKO Health Inc.[a,b]	113,738	557,316
Regeneron Pharmaceuticals Inc.[b]	248,272	93,340,341
Seattle Genetics Inc.[a,b]	298,674	15,979,059
TESARO Inc.[a,b]	115,871	9,602,230
Vertex Pharmaceuticals Inc.[b]	789,897	118,373,964

		1,830,500,330
BUILDING PRODUCTS — 0.35%
Allegion PLC	297,794	23,692,491
AO Smith Corp.	449,274	27,531,511
Armstrong World Industries Inc.[b]	137,601	8,331,740
Fortune Brands Home & Security Inc.	445,159	30,466,682
Lennox International Inc.	112,345	23,396,970
Masco Corp.	639,465	28,098,092

		141,517,486
CAPITAL MARKETS — 1.96%
Ameriprise Financial Inc.	417,455	70,746,099

262

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2017

Security	Shares	Value
BGC Partners Inc. Class A	182,104	$2,751,591
Cboe Global Markets Inc.	347,831	43,336,264
Charles Schwab Corp. (The)	2,958,396	151,972,802
Eaton Vance Corp. NVS	352,453	19,874,825
FactSet Research Systems Inc.	120,935	23,311,431
Federated Investors Inc. Class B NVS	82,161	2,964,369
Intercontinental Exchange Inc.	878,201	61,965,863
Invesco Ltd.	184,072	6,725,991
Lazard Ltd. Class A	329,218	17,283,945
Legg Mason Inc.	63,371	2,660,315
LPL Financial Holdings Inc.	275,559	15,745,441
MarketAxess Holdings Inc.	114,527	23,105,822
Moody’s Corp.	522,419	77,114,269
Morningstar Inc.	57,451	5,571,023
MSCI Inc.	277,620	35,130,035
Raymond James Financial Inc.	103,993	9,286,575
S&P Global Inc.	809,602	137,146,579
SEI Investments Co.	418,158	30,048,834
State Street Corp.	59,727	5,829,952
T Rowe Price Group Inc.	114,066	11,968,945
TD Ameritrade Holding Corp.	706,437	36,120,124

		790,661,094
CHEMICALS — 2.78%
Albemarle Corp.	64,440	8,241,232
Axalta Coating Systems Ltd.[b]	663,664	21,476,167
Celanese Corp. Series A	252,550	27,043,054
Chemours Co. (The)	576,944	28,881,817
DowDuPont Inc.	3,498,172	249,139,810
Ecolab Inc.	805,993	108,148,141
FMC Corp.	417,913	39,559,644
Huntsman Corp.	303,422	10,100,918
International Flavors & Fragrances Inc.	246,936	37,684,903
LyondellBasell Industries NV Class A	443,823	48,962,553
Monsanto Co.	1,377,628	160,879,398
NewMarket Corp.	21,757	8,646,014
Platform Specialty Products Corp.[a,b]	316,228	3,136,982
PPG Industries Inc.	750,359	87,656,938
Praxair Inc.	787,215	121,766,416
RPM International Inc.	375,040	19,659,597
Scotts Miracle-Gro Co. (The) Class A	123,728	13,237,659
Sherwin-Williams Co. (The)	257,247	105,481,560
Westlake Chemical Corp.	55,573	5,920,192
WR Grace & Co.	212,740	14,919,456

		1,120,542,451
COMMERCIAL SERVICES & SUPPLIES — 0.52%
Cintas Corp.	269,819	42,045,895
Clean Harbors Inc.[a,b]	115,095	6,238,149
Copart Inc.[a,b]	619,931	26,774,820
KAR Auction Services Inc.	428,020	21,619,290
Rollins Inc.	300,271	13,971,609
Waste Management Inc.	1,125,129	97,098,633

		207,748,396
COMMUNICATIONS EQUIPMENT — 0.30%
Arista Networks Inc.[a,b]	165,309	38,943,494

Security	Shares	Value
CommScope Holding Co. Inc.[a,b]	301,063	$11,389,213
F5 Networks Inc.[b]	199,059	26,120,522
Motorola Solutions Inc.	48,005	4,336,772
Palo Alto Networks Inc.[a,b]	278,127	40,311,728

		121,101,729
CONSTRUCTION & ENGINEERING — 0.01%
Quanta Services Inc.[b]	115,642	4,522,759

		4,522,759
CONSTRUCTION MATERIALS — 0.26%
Eagle Materials Inc.	146,473	16,595,391
Martin Marietta Materials Inc.	177,506	39,235,926
Vulcan Materials Co.	385,519	49,489,074

		105,320,391
CONSUMER FINANCE — 0.05%
Capital One Financial Corp.	94,787	9,438,890
Credit Acceptance Corp.[a,b]	31,571	10,212,587

		19,651,477
CONTAINERS & PACKAGING — 0.60%
AptarGroup Inc.	46,514	4,013,228
Ardagh Group SA	30,690	647,559
Avery Dennison Corp.	260,265	29,894,038
Ball Corp.	598,154	22,640,129
Berry Global Group Inc.[b]	404,415	23,727,028
Crown Holdings Inc.[b]	285,642	16,067,362
Graphic Packaging Holding Co.	688,297	10,634,189
International Paper Co.	1,177,208	68,207,432
Owens-Illinois Inc.[b]	396,737	8,795,659
Packaging Corp. of America	291,708	35,165,399
Sealed Air Corp.	288,065	14,201,605
Silgan Holdings Inc.	231,905	6,815,688

		240,809,316
DISTRIBUTORS — 0.09%
Genuine Parts Co.	168,888	16,046,049
LKQ Corp.[b]	136,128	5,536,326
Pool Corp.	122,317	15,858,399

		37,440,774
DIVERSIFIED CONSUMER SERVICES — 0.15%
Bright Horizons Family Solutions Inc.[a,b]	167,685	15,762,390
H&R Block Inc.	99,525	2,609,545
Service Corp. International/U.S.	568,627	21,221,160
ServiceMaster Global Holdings Inc.[b]	419,448	21,505,099

		61,098,194

263

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2017

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.02%
Leucadia National Corp.	239,458	$6,343,242
Voya Financial Inc.[a]	33,715	1,667,881

		8,011,123
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.90%
Verizon Communications Inc.	6,418,370	339,724,324
Zayo Group Holdings Inc.[b]	580,458	21,360,854

		361,085,178
ELECTRICAL EQUIPMENT — 0.38%
Acuity Brands Inc.	89,624	15,773,824
AMETEK Inc.	116,046	8,409,854
Emerson Electric Co.	285,389	19,888,759
Hubbell Inc.	109,375	14,802,812
Rockwell Automation Inc.	403,593	79,245,486
Sensata Technologies Holding NVa,b	267,902	13,692,471

		151,813,206
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.70%
Amphenol Corp. Class A	938,852	82,431,206
CDW Corp./DE	468,549	32,559,470
Cognex Corp.	518,169	31,691,216
Coherent Inc.[b]	76,280	21,527,742
Corning Inc.	151,843	4,857,457
FLIR Systems Inc.	225,753	10,524,605
IPG Photonics Corp.[a,b]	112,157	24,016,178
National Instruments Corp.	261,917	10,903,605
Trimble Inc.[b]	619,027	25,157,257
Universal Display Corp.[a]	129,840	22,416,876
Zebra Technologies Corp. Class Aa,b	163,225	16,942,755

		283,028,367
ENERGY EQUIPMENT & SERVICES — 0.23%
Halliburton Co.	1,839,176	89,880,531
RPC Inc.[a]	166,594	4,253,145

		94,133,676
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) —2.47%
American Tower Corp.	1,326,359	189,231,639
Boston Properties Inc.[a]	72,036	9,366,841
CoreSite Realty Corp.	105,857	12,057,112
Crown Castle International Corp.[a]	1,261,806	140,073,084
CubeSmart[a]	381,574	11,035,120
CyrusOne Inc.[a]	248,862	14,814,755
Digital Realty Trust Inc.	488,253	55,612,017
Douglas Emmett Inc.	404,619	16,613,656
Equinix Inc.[a]	243,896	110,538,545
Equity LifeStyle Properties Inc.[a]	254,025	22,613,305
Extra Space Storage Inc.[a]	322,374	28,191,606
Federal Realty Investment Trust	86,937	11,546,103
Gaming and Leisure Properties Inc.	208,403	7,710,911
Hudson Pacific Properties Inc.	50,238	1,720,652
Iron Mountain Inc.[a]	760,830	28,706,116

Security	Shares	Value
Lamar Advertising Co. Class Aa	231,236	$17,166,961
Outfront Media Inc.	65,612	1,522,198
Public Storage	464,606	97,102,654
SBA Communications Corp.[b]	377,494	61,667,420
Simon Property Group Inc.	884,292	151,868,308
Tanger Factory Outlet Centers Inc.[a]	19,576	518,960
Taubman Centers Inc.[a]	94,830	6,204,727

		995,882,690
FOOD & STAPLES RETAILING — 1.09%
Costco Wholesale Corp.	1,371,368	255,239,012
Kroger Co. (The)	1,518,655	41,687,080
Rite Aid Corp.[a,b]	1,531,278	3,016,618
Sprouts Farmers Market Inc.[b]	402,839	9,809,130
Sysco Corp.	1,507,806	91,569,058
Walgreens Boots Alliance Inc.	512,207	37,196,472

		438,517,370
FOOD PRODUCTS — 0.61%
Blue Buffalo Pet Products Inc.[a,b]	291,667	9,563,761
Campbell Soup Co.	366,564	17,635,394
General Mills Inc.	1,269,457	75,266,106
Hershey Co. (The)	386,572	43,879,788
Kellogg Co.	707,245	48,078,515
Lamb Weston Holdings Inc.	105,570	5,959,426
McCormick & Co. Inc./MD NVS	376,455	38,364,529
Pilgrim’s Pride Corp.[a,b]	147,188	4,571,659
TreeHouse Foods Inc.[a,b]	51,012	2,523,054

		245,842,232
HEALTH CARE EQUIPMENT & SUPPLIES — 2.43%
ABIOMED Inc.[b]	128,495	24,081,248
Align Technology Inc.[b]	249,907	55,526,836
Baxter International Inc.	144,975	9,371,184
Becton Dickinson and Co.	817,778	175,053,506
Boston Scientific Corp.[b]	4,296,644	106,513,805
Cooper Companies Inc. (The)[a]	117,325	25,562,771
DexCom Inc.[a,b]	267,044	15,325,655
Edwards Lifesciences Corp.[b]	656,480	73,991,861
Hill-Rom Holdings Inc.	192,164	16,197,504
Hologic Inc.[b]	494,665	21,146,929
IDEXX Laboratories Inc.[b]	274,972	43,000,121
Intuitive Surgical Inc.[a,b]	348,617	127,224,288
Medtronic PLC	313,149	25,286,782
ResMed Inc.	435,840	36,911,290
Stryker Corp.	1,067,743	165,329,326
Teleflex Inc.	23,722	5,902,508
Varian Medical Systems Inc.[a,b]	288,688	32,087,671
West Pharmaceutical Services Inc.	228,660	22,561,882

		981,075,167
HEALTH CARE PROVIDERS & SERVICES — 2.74%
Aetna Inc.	322,276	58,135,368

264

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2017

Security	Shares	Value
AmerisourceBergen Corp.	498,951	$45,813,681
Centene Corp.[b]	66,962	6,755,126
Cigna Corp.	656,645	133,358,033
Express Scripts Holding Co.[b]	121,800	9,091,152
HCA Healthcare Inc.[b]	65,690	5,770,209
Henry Schein Inc.[a,b]	496,211	34,675,225
Humana Inc.	421,675	104,604,917
LifePoint Health Inc.[a,b]	19,406	966,419
McKesson Corp.	68,943	10,751,661
Patterson Companies Inc.	24,785	895,482
Premier Inc. Class Aa,b	51,494	1,503,110
UnitedHealth Group Inc.	3,013,148	664,278,608
WellCare Health Plans Inc.[b]	127,945	25,731,019

		1,102,330,010
HEALTH CARE TECHNOLOGY — 0.24%
athenahealth Inc.[a,b]	123,161	16,385,339
Cerner Corp.[b]	905,547	61,024,812
Veeva Systems Inc. Class Aa,b	341,759	18,892,438

		96,302,589
HOTELS, RESTAURANTS & LEISURE — 3.33%
Aramark	326,272	13,944,865
Chipotle Mexican Grill Inc.[a,b]	79,010	22,836,260
Choice Hotels International Inc.	104,217	8,087,239
Darden Restaurants Inc.	389,152	37,366,375
Domino’s Pizza Inc.	137,129	25,911,896
Dunkin’ Brands Group Inc.	280,448	18,080,483
Extended Stay America Inc.	336,875	6,400,625
Hilton Grand Vacations Inc.[b]	215,835	9,054,278
Hilton Worldwide Holdings Inc.	599,215	47,853,310
Las Vegas Sands Corp.	1,134,563	78,840,783
Marriott International Inc./MD Class A	954,960	129,616,721
McDonald’s Corp.	2,508,459	431,755,963
MGM Resorts International	114,465	3,821,986
Six Flags Entertainment Corp.	204,535	13,615,895
Starbucks Corp.	4,433,718	254,628,425
Vail Resorts Inc.	125,906	26,751,248
Wendy’s Co. (The)	575,770	9,454,143
Wyndham Worldwide Corp.	311,162	36,054,341
Wynn Resorts Ltd.	252,055	42,493,953
Yum China Holdings Inc.	996,445	39,877,729
Yum! Brands Inc.	1,062,181	86,684,591

		1,343,131,109
HOUSEHOLD DURABLES — 0.30%
DR Horton Inc.	585,638	29,908,533
Leggett & Platt Inc.	331,470	15,821,063
Mohawk Industries Inc.[b]	12,181	3,360,738
NVR Inc.[b]	10,429	36,587,226
PulteGroup Inc.	240,785	8,006,101
Tempur Sealy International Inc.[b]	55,731	3,493,776
Toll Brothers Inc.	215,320	10,339,667
Tupperware Brands Corp.	158,105	9,913,184
Whirlpool Corp.	18,049	3,043,783

		120,474,071

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.73%
Church & Dwight Co. Inc.	779,394	$39,102,197
Clorox Co. (The)	346,481	51,535,584
Colgate-Palmolive Co.	425,635	32,114,161
Energizer Holdings Inc.	191,082	9,168,114
Kimberly-Clark Corp.	947,702	114,349,723
Procter & Gamble Co. (The)	408,772	37,557,972
Spectrum Brands Holdings Inc.	76,400	8,587,360

		292,415,111
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.01%
NRG Energy Inc.	184,173	5,245,247

		5,245,247
INDUSTRIAL CONGLOMERATES — 1.99%
3M Co.	1,822,428	428,944,879
General Electric Co.	4,758,649	83,038,425
Honeywell International Inc.	1,397,309	214,291,308
Roper Technologies Inc.	298,956	77,429,604

		803,704,216
INSURANCE — 1.10%
Allstate Corp. (The)	315,515	33,037,576
American International Group Inc.	341,996	20,376,122
Aon PLC	778,740	104,351,160
Arch Capital Group Ltd.[a,b]	53,532	4,859,100
Arthur J Gallagher & Co.	381,142	24,118,666
Aspen Insurance Holdings Ltd.	57,771	2,345,503
Assurant Inc.	34,804	3,509,635
Erie Indemnity Co. Class A	56,570	6,892,489
Marsh & McLennan Companies Inc.	1,614,278	131,386,086
Progressive Corp. (The)	1,819,217	102,458,301
RenaissanceRe Holdings Ltd.	9,032	1,134,329
XL Group Ltd.	250,172	8,796,047

		443,265,014
INTERNET & DIRECT MARKETING RETAIL — 5.11%
Amazon.com Inc.[b]	1,248,850	1,460,492,609
Expedia Inc.	386,081	46,240,921
Liberty Expedia Holdings Inc. Class Aa,b	28,708	1,272,626
Liberty Interactive Corp. QVC Group Series Ab	859,361	20,985,596
Netflix Inc.[b]	1,288,815	247,400,927
Priceline Group Inc. (The)[a,b]	154,217	267,989,050
TripAdvisor Inc.[a,b]	162,004	5,582,658
Wayfair Inc. Class Aa,b	119,783	9,614,981

		2,059,579,368
INTERNET SOFTWARE & SERVICES — 8.49%
Alphabet Inc. Class Ab	935,540	985,497,836
Alphabet Inc. Class Cb	950,349	994,445,194
CoStar Group Inc.[a,b]	111,446	33,093,890

265

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2017

Security	Shares	Value
Facebook Inc. Class Ab	7,336,080	$1,294,524,677
GoDaddy Inc. Class Aa,b	395,979	19,909,824
IAC/InterActiveCorp[b]	217,914	26,646,524
LogMeIn Inc.	101,333	11,602,628
Match Group Inc.[a,b]	114,123	3,573,191
Pandora Media Inc.[a,b]	785,248	3,784,895
Twitter Inc.[a,b]	131,661	3,161,181
VeriSign Inc.[a,b]	266,965	30,551,475
Zillow Group Inc. Class Aa,b	113,476	4,623,012
Zillow Group Inc. Class Ca,b	236,900	9,693,948

		3,421,108,275
IT SERVICES — 7.54%
Accenture PLC Class A	1,948,286	298,263,104
Alliance Data Systems Corp.	151,647	38,439,482
Automatic Data Processing Inc.	1,406,053	164,775,351
Black Knight Inc.[b]	338,643	14,951,089
Booz Allen Hamilton Holding Corp.	419,493	15,995,268
Broadridge Financial Solutions Inc.	365,933	33,146,211
Cognizant Technology Solutions Corp. Class A	1,835,996	130,392,436
CoreLogic Inc./U.S.[b]	154,263	7,128,493
CSRA Inc.	505,512	15,124,919
DST Systems Inc.	19,503	1,210,551
DXC Technology Co.	889,426	84,406,527
Euronet Worldwide Inc.[a,b]	156,647	13,200,643
Fidelity National Information Services Inc.	589,035	55,422,303
First Data Corp. Class Aa,b	1,493,227	24,951,823
Fiserv Inc.[b]	667,180	87,487,313
FleetCor Technologies Inc.[b]	280,293	53,936,782
Gartner Inc.[a,b]	273,619	33,696,180
Genpact Ltd.	475,530	15,093,322
Global Payments Inc.[a]	478,346	47,949,403
International Business Machines Corp.	1,827,982	280,448,998
Jack Henry & Associates Inc.	241,765	28,276,834
Mastercard Inc. Class A	2,960,295	448,070,251
Paychex Inc.	1,011,096	68,835,416
PayPal Holdings Inc.[b]	3,557,096	261,873,408
Sabre Corp.	507,783	10,409,552
Square Inc. Class Aa,b	761,626	26,405,573
Switch Inc. Class Aa	82,673	1,503,822
Total System Services Inc.	571,899	45,231,492
Vantiv Inc. Class Aa,b	501,489	36,884,516
Visa Inc. Class A	5,718,427	652,015,047
Western Union Co. (The)	1,441,932	27,411,127
WEX Inc.[a,b]	97,769	13,807,916

		3,036,745,152
LEISURE PRODUCTS — 0.16%
Brunswick Corp./DE	226,195	12,490,488
Hasbro Inc.	268,530	24,406,692
Mattel Inc.	203,544	3,130,507
Polaris Industries Inc.	183,968	22,810,192

		62,837,879
LIFE SCIENCES TOOLS & SERVICES — 0.99%
Agilent Technologies Inc.	244,476	16,372,558
Bio-Techne Corp.	115,366	14,945,665

Security	Shares	Value
Bruker Corp.	118,423	$4,064,277
Charles River Laboratories International Inc.[a,b]	147,002	16,089,369
Illumina Inc.[a,b]	457,492	99,957,427
IQVIA Holdings Inc.[b]	328,534	32,163,479
Mettler-Toledo International Inc.[b]	79,319	49,139,707
PerkinElmer Inc.	67,267	4,918,563
QIAGEN NV	235,616	7,287,603
Thermo Fisher Scientific Inc.	565,070	107,295,491
Waters Corp.[b]	240,048	46,374,873

		398,609,012
MACHINERY — 2.55%
Allison Transmission Holdings Inc.	391,404	16,857,770
Caterpillar Inc.	1,616,881	254,788,108
Cummins Inc.	159,940	28,251,802
Deere & Co.	999,498	156,431,432
Donaldson Co. Inc.	381,258	18,662,579
Dover Corp.	51,707	5,221,890
Fortive Corp.	874,422	63,264,432
Gardner Denver Holdings Inc.[b]	202,761	6,879,681
Graco Inc.	516,099	23,337,997
IDEX Corp.	221,984	29,295,228
Illinois Tool Works Inc.	956,697	159,624,894
Ingersoll-Rand PLC	393,350	35,082,887
Lincoln Electric Holdings Inc.	183,520	16,806,762
Middleby Corp. (The)[a,b]	172,518	23,281,304
Nordson Corp.	179,567	26,288,609
Parker-Hannifin Corp.	359,990	71,846,804
Snap-on Inc.	23,731	4,136,313
Stanley Black & Decker Inc.	48,652	8,255,758
Toro Co. (The)	329,194	21,473,325
WABCO Holdings Inc.[b]	160,042	22,966,027
Wabtec Corp./DEa	85,654	6,974,805
Welbilt Inc.[a,b]	401,387	9,436,608
Xylem Inc./NY	291,781	19,899,464

		1,029,064,479
MEDIA — 3.18%
AMC Networks Inc. Class Aa,b	153,727	8,313,556
Cable One Inc.	14,828	10,429,274
CBS Corp. Class B NVS	1,046,696	61,755,064
Charter Communications Inc. Class Ab	388,920	130,661,563
Comcast Corp. Class A	13,492,749	540,384,597
DISH Network Corp. Class Ab	531,836	25,395,169
Interpublic Group of Companies Inc. (The)	1,021,096	20,585,295
Lions Gate Entertainment Corp. Class Ab	104,877	3,545,891
Lions Gate Entertainment Corp. Class Bb	212,762	6,753,066
Live Nation Entertainment Inc.[a,b]	418,173	17,801,625
Madison Square Garden Co. (The) Class Ab	5,683	1,198,261
Omnicom Group Inc.	727,290	52,968,531
Regal Entertainment Group Class A	92,903	2,137,698
Scripps Networks Interactive Inc. Class A	147,712	12,611,651
Sirius XM Holdings Inc.[a]	4,371,056	23,428,860
Twenty-First Century Fox Inc. Class A	166,310	5,742,684
Twenty-First Century Fox Inc. Class B	69,901	2,385,022
Walt Disney Co. (The)	3,313,988	356,286,850

		1,282,384,657

266

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2017

Security	Shares	Value
METALS & MINING — 0.09%
Freeport-McMoRan Inc.[b]	838,290	$15,893,978
Royal Gold Inc.	75,312	6,184,622
Southern Copper Corp.	228,615	10,847,782
Steel Dynamics Inc.	93,479	4,031,749

		36,958,131
MULTILINE RETAIL — 0.30%
Dollar General Corp.	328,939	30,594,616
Dollar Tree Inc.[b]	684,535	73,457,451
Nordstrom Inc.	366,528	17,366,097

		121,418,164
OIL, GAS & CONSUMABLE FUELS — 0.64%
Antero Resources Corp.[a,b]	355,128	6,747,432
Apache Corp.	61,917	2,614,136
Cabot Oil & Gas Corp.	1,013,993	29,000,200
Cheniere Energy Inc.[a,b]	421,729	22,705,889
Chesapeake Energy Corp.[b]	226,721	897,815
Cimarex Energy Co.	273,161	33,328,374
Continental Resources Inc./OKa,b	123,636	6,548,999
Devon Energy Corp.	118,028	4,886,359
Diamondback Energy Inc.[a,b]	69,886	8,823,107
EOG Resources Inc.	169,636	18,305,421
EQT Corp.	99,188	5,645,781
Gulfport Energy Corp.[b]	49,225	628,111
Laredo Petroleum Inc.[a,b]	506,224	5,371,037
Newfield Exploration Co.[b]	621,433	19,593,782
ONEOK Inc.	1,125,208	60,142,367
Parsley Energy Inc. Class Ab	490,322	14,435,080
RSP Permian Inc.[a,b]	206,273	8,391,186
Williams Companies Inc. (The)	381,780	11,640,472

		259,705,548
PERSONAL PRODUCTS — 0.26%
Estee Lauder Companies Inc. (The) Class A	685,568	87,231,672
Herbalife Ltd.[a,b]	200,998	13,611,585
Nu Skin Enterprises Inc. Class A	46,845	3,196,234

		104,039,491
PHARMACEUTICALS — 1.84%
Akorn Inc.[a,b]	265,464	8,555,905
Bristol-Myers Squibb Co.	2,546,946	156,076,851
Eli Lilly & Co.	3,069,175	259,222,521
Johnson & Johnson	1,296,909	181,204,125
Merck & Co. Inc.	471,379	26,524,496
Zoetis Inc.	1,543,812	111,216,216

		742,800,114
PROFESSIONAL SERVICES — 0.44%
Dun & Bradstreet Corp. (The)	46,678	5,527,142

Security	Shares	Value
Equifax Inc.	375,280	$44,253,018
IHS Markit Ltd.[b]	686,707	31,004,821
Robert Half International Inc.	386,495	21,465,932
TransUnion[b]	495,465	27,230,756
Verisk Analytics Inc. Class Ab	477,662	45,855,552

		175,337,221
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.04%
CBRE Group Inc. Class Ab	402,863	17,447,996

		17,447,996
ROAD & RAIL — 1.22%
CSX Corp.	2,403,821	132,234,193
JB Hunt Transport Services Inc.	270,768	31,132,904
Landstar System Inc.	130,329	13,567,249
Old Dominion Freight Line Inc.	118,565	15,597,226
Union Pacific Corp.	2,244,979	301,051,684

		493,583,256
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT —4.81%
Advanced Micro Devices Inc.[a,b]	2,646,935	27,210,492
Analog Devices Inc.	1,147,071	102,123,731
Applied Materials Inc.	3,349,767	171,240,089
Broadcom Ltd.	1,269,982	326,258,376
Cavium Inc.[a,b]	210,796	17,671,029
Cypress Semiconductor Corp.	86,288	1,315,029
KLA-Tencor Corp.	494,229	51,928,641
Lam Research Corp.	506,572	93,244,708
Maxim Integrated Products Inc.	886,440	46,343,083
Microchip Technology Inc.	714,154	62,759,853
Micron Technology Inc.[b]	2,587,797	106,410,213
Microsemi Corp.[b]	299,820	15,485,703
NVIDIA Corp.	1,786,422	345,672,657
NXP Semiconductors NVb	607,707	71,156,413
ON Semiconductor Corp.[b]	1,230,052	25,757,289
Qorvo Inc.[b]	205,891	13,712,341
Skyworks Solutions Inc.	580,169	55,087,046
Teradyne Inc.	578,871	24,237,329
Texas Instruments Inc.	3,136,137	327,538,148
Versum Materials Inc.	30,539	1,155,901
Xilinx Inc.	741,881	50,017,617

		1,936,325,688
SOFTWARE — 9.04%
Activision Blizzard Inc.	2,323,349	147,114,459
Adobe Systems Inc.[b]	1,551,774	271,932,876
ANSYS Inc.[b]	266,618	39,350,151
Atlassian Corp. PLC Class Aa,b	287,815	13,101,339
Autodesk Inc.[b]	534,556	56,037,505
Cadence Design Systems Inc.[b]	865,642	36,201,148
CDK Global Inc.	401,900	28,647,432
Citrix Systems Inc.[b]	476,634	41,943,792
Dell Technologies Inc. Class Vb	645,851	52,494,769

267

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2017

Security	Shares	Value
Electronic Arts Inc.[b]	941,819	$98,947,504
Fortinet Inc.[b]	459,489	20,075,074
Guidewire Software Inc.[a,b]	90,809	6,743,476
Intuit Inc.	763,447	120,456,668
Manhattan Associates Inc.[a,b]	221,295	10,962,954
Microsoft Corp.	23,575,210	2,016,623,463
Oracle Corp.	744,367	35,193,672
PTC Inc.[b]	358,137	21,763,985
Red Hat Inc.[b]	556,750	66,865,675
salesforce.com Inc.[b]	2,123,717	217,107,589
ServiceNow Inc.[a,b]	525,933	68,576,404
Splunk Inc.[a,b]	437,923	36,277,541
SS&C Technologies Holdings Inc.[a]	494,552	20,019,465
Symantec Corp.	1,916,576	53,779,123
Synopsys Inc.[b]	36,409	3,103,503
Tableau Software Inc. Class Aa,b	201,239	13,925,739
Take-Two Interactive Software Inc.[b]	350,815	38,512,471
Tyler Technologies Inc.[a,b]	107,621	19,054,298
Ultimate Software Group Inc. (The)[a,b]	88,808	19,380,570
VMware Inc. Class Aa,b	222,949	27,939,969
Workday Inc. Class Aa,b	419,221	42,651,545

		3,644,784,159
SPECIALTY RETAIL — 3.64%
Advance Auto Parts Inc.	59,308	5,912,415
AutoZone Inc.[b]	73,677	52,411,608
Burlington Stores Inc.[b]	123,612	15,207,984
CarMax Inc.[a,b]	572,872	36,738,281
Dick’s Sporting Goods Inc.	198,605	5,707,908
Floor & Decor Holdings Inc. Class Aa,b	65,575	3,192,191
Foot Locker Inc.	28,564	1,339,080
Gap Inc. (The)	42,023	1,431,303
Home Depot Inc. (The)	3,706,510	702,494,840
L Brands Inc.	119,800	7,214,356
Lowe’s Companies Inc.	2,618,340	243,348,520
Michaels Companies Inc. (The)[a,b]	259,786	6,284,223
O’Reilly Automotive Inc.[b]	262,735	63,198,277
Ross Stores Inc.	1,183,622	94,985,666
Sally Beauty Holdings Inc.[a,b]	148,492	2,785,710
TJX Companies Inc. (The)	1,999,134	152,853,786
Tractor Supply Co.	394,165	29,463,834
Ulta Salon Cosmetics & Fragrance Inc.[b]	182,787	40,882,140
Williams-Sonoma Inc.	52,676	2,723,349

		1,468,175,471
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.94%
Apple Inc.	16,149,915	2,733,050,116
NCR Corp.[a,b]	377,089	12,817,255
NetApp Inc.	732,832	40,540,266
Western Digital Corp.	130,430	10,373,098

		2,796,780,735
TEXTILES, APPAREL & LUXURY GOODS — 1.00%
Carter’s Inc.	145,310	17,072,472
Hanesbrands Inc.	1,137,390	23,782,825
Lululemon Athletica Inc.[a,b]	302,366	23,762,944
Michael Kors Holdings Ltd.[a,b]	35,574	2,239,383

Security	Shares	Value
NIKE Inc. Class B	4,092,589	$255,991,442
Skechers U.S.A. Inc. Class Ab	176,305	6,671,381
Tapestry Inc.	148,289	6,558,822
Under Armour Inc. Class Aa,b	418,397	6,037,469
Under Armour Inc. Class Ca,b	424,622	5,655,965
VF Corp.	757,211	56,033,614

		403,806,317
TOBACCO — 1.18%
Altria Group Inc.	5,999,777	428,444,076
Philip Morris International Inc.	440,837	46,574,429

		475,018,505
TRADING COMPANIES & DISTRIBUTORS — 0.47%
Air Lease Corp.	18,374	883,606
Fastenal Co.	911,040	49,824,778
HD Supply Holdings Inc.[b]	587,502	23,517,705
MSC Industrial Direct Co. Inc. Class A	54,440	5,262,170
United Rentals Inc.[b]	266,150	45,753,846
Univar Inc.[a,b]	356,869	11,048,664
Watsco Inc.	94,452	16,060,618
WW Grainger Inc.	151,720	35,843,850

		188,195,237
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
T-Mobile U.S. Inc.[b]	567,066	36,014,362

		36,014,362

TOTAL COMMON STOCKS
(Cost: $26,889,805,213)		40,180,203,553

SHORT-TERM INVESTMENTS — 2.55%

MONEY MARKET FUNDS — 2.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	973,977,004	974,074,402
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	51,734,885	51,734,885

		1,025,809,287

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,025,763,769)		1,025,809,287

TOTAL INVESTMENTS IN SECURITIES —102.25%
(Cost: $27,915,568,982)		41,206,012,840
Other Assets, Less Liabilities — (2.25)%		(905,784,771)

NET ASSETS — 100.00%		$40,300,228,069

NVS  —  Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

268

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	829,980,168	143,996,836	[a]	—	973,977,004	$974,074,402	$—	[b]	$(83,289)	$(221,608)
BlackRock Cash Funds: Treasury, SL Agency Shares	42,235,903	9,498,982	[a]	—	51,734,885	51,734,885	422,338		—	—

						$1,025,809,287	$422,338		$(83,289)	$(221,608)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	870	Mar 2018	$116,406	$29,141

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$40,180,203,553	$—	$—	$40,180,203,553
Money Market Funds	1,025,809,287	—	—	1,025,809,287

Total	$41,206,012,840	$—	$—	$41,206,012,840

Derivative financial instruments[a]
Assets
Futures Contracts	$29,141	$—	$—	$29,141

Total	$29,141	$—	$—	$29,141

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

269

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 0.70%
BWX Technologies Inc.	126	$7,622
Harris Corp.	174	24,647
Huntington Ingalls Industries Inc.	63	14,849
TransDigm Group Inc.	70	19,223

		66,341
AIR FREIGHT & LOGISTICS — 0.18%
CH Robinson Worldwide Inc.	189	16,838

		16,838
AIRLINES — 0.69%
Alaska Air Group Inc.	161	11,835
Southwest Airlines Co.	756	49,480
Spirit Airlines Inc.[a]	91	4,082

		65,397
AUTOMOBILES — 0.11%
Thor Industries Inc.	70	10,550

		10,550
BANKS — 13.50%
Associated Banc-Corp.	182	4,623
Bank of America Corp.	12,044	355,539
Bank of Hawaii Corp.	49	4,199
Bank of the Ozarks Inc.	140	6,783
BankUnited Inc.	126	5,131
BB&T Corp.	1,028	51,112
BOK Financial Corp.	28	2,585
Citizens Financial Group Inc.	616	25,860
Commerce Bancshares Inc./MO	118	6,589
Cullen/Frost Bankers Inc.	70	6,625
East West Bancorp. Inc.	175	10,645
F.N.B. Corp.	392	5,417
Fifth Third Bancorp.	917	27,822
First Horizon National Corp.	361	7,216
First Republic Bank/CA	198	17,155
Huntington Bancshares Inc./OH	1,316	19,161
KeyCorp	1,330	26,826
M&T Bank Corp.	175	29,923
PacWest Bancorp.	188	9,475
People’s United Financial Inc.	420	7,854
PNC Financial Services Group Inc. (The)[b]	600	86,574
Prosperity Bancshares Inc.	84	5,886
Regions Financial Corp.	1,470	25,402
Signature Bank/New York NYa	70	9,608
SunTrust Banks Inc.	588	37,979
SVB Financial Group[a]	63	14,728
Synovus Financial Corp.	147	7,047
TCF Financial Corp.	196	4,018
U.S. Bancorp.	1,967	105,392

Security	Shares	Value
Webster Financial Corp.	112	$6,290
Wells Fargo & Co.	5,497	333,503
Western Alliance Bancorp.[a]	119	6,738
Zions BanCorp.	245	12,453

		1,286,158
BEVERAGES — 0.78%
Constellation Brands Inc. Class A	221	50,514
Dr Pepper Snapple Group Inc.	245	23,780

		74,294
BIOTECHNOLOGY — 1.48%
ACADIA Pharmaceuticals Inc.[a]	126	3,794
Agios Pharmaceuticals Inc.[a]	56	3,201
Alnylam Pharmaceuticals Inc.[a]	117	14,865
Exelixis Inc.[a]	385	11,704
Incyte Corp.[a]	237	22,446
Intercept Pharmaceuticals Inc.[a]	35	2,045
Intrexon Corp.[a]	70	806
Ionis Pharmaceuticals Inc.[a]	168	8,450
Juno Therapeutics Inc.[a]	84	3,840
Neurocrine Biosciences Inc.[a]	119	9,233
Regeneron Pharmaceuticals Inc.[a]	107	40,228
Seattle Genetics Inc.[a]	126	6,741
TESARO Inc.[a]	49	4,061
United Therapeutics Corp.[a]	63	9,321

		140,735
CAPITAL MARKETS — 2.26%
Ameriprise Financial Inc.	189	32,030
Cboe Global Markets Inc.	133	16,570
Charles Schwab Corp. (The)	1,470	75,514
E*TRADE Financial Corp.[a]	336	16,656
Eaton Vance Corp. NVS	133	7,500
Federated Investors Inc. Class B NVS	31	1,118
LPL Financial Holdings Inc.	105	6,000
Raymond James Financial Inc.	154	13,752
T Rowe Price Group Inc.	287	30,115
TD Ameritrade Holding Corp.	308	15,748

		215,003
CHEMICALS — 0.48%
Sherwin-Williams Co. (The)	112	45,925

		45,925
COMMERCIAL SERVICES & SUPPLIES — 1.11%
Cintas Corp.	119	18,544
KAR Auction Services Inc.	182	9,193
Republic Services Inc.	308	20,824
Rollins Inc.	126	5,863
Waste Management Inc.	595	51,348

		105,772

270

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

December 31, 2017

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.04%
EchoStar Corp. Class Aa	63	$3,774

		3,774
CONSTRUCTION MATERIALS — 0.51%
Eagle Materials Inc.	63	7,138
Martin Marietta Materials Inc.	84	18,567
Vulcan Materials Co.	181	23,235

		48,940
CONSUMER FINANCE — 1.78%
Ally Financial Inc.	560	16,330
Capital One Financial Corp.	596	59,350
Credit Acceptance Corp.[a]	14	4,529
Discover Financial Services	462	35,537
Navient Corp.	343	4,569
OneMain Holdings Inc.[a]	63	1,637
Santander Consumer USA Holdings Inc.	182	3,389
SLM Corp.[a]	525	5,932
Synchrony Financial	994	38,378

		169,651
CONTAINERS & PACKAGING — 0.38%
Packaging Corp. of America	126	15,189
WestRock Co.	336	21,239

		36,428
DISTRIBUTORS — 0.08%
Pool Corp.	56	7,260

		7,260
DIVERSIFIED CONSUMER SERVICES — 0.27%
H&R Block Inc.	280	7,342
Service Corp. International/U.S.	245	9,143
ServiceMaster Global Holdings Inc.[a]	182	9,331

		25,816
DIVERSIFIED FINANCIAL SERVICES — 3.50%
Berkshire Hathaway Inc. Class Ba	1,567	310,611
Leucadia National Corp.	434	11,497
Voya Financial Inc.	224	11,081

		333,189
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.75%
AT&T Inc.	8,392	326,281
CenturyLink Inc.	1,311	21,868
Verizon Communications Inc.	5,569	2.94,767

		642,916
ELECTRIC UTILITIES — 5.95%
Alliant Energy Corp.	308	13,124

Security	Shares	Value
American Electric Power Co. Inc.	685	$50,395
Avangrid Inc.	77	3,895
Duke Energy Corp.	959	80,662
Edison International	427	27,004
Entergy Corp.	246	20,022
Eversource Energy	427	26,978
Exelon Corp.	1,301	51,272
FirstEnergy Corp.	595	18,219
Great Plains Energy Inc.	287	9,253
Hawaiian Electric Industries Inc.	147	5,314
NextEra Energy Inc.	637	99,493
OGE Energy Corp.	266	8,754
PG&E Corp.	686	30,753
Pinnacle West Capital Corp.	147	12,521
Southern Co. (The)	1,378	66,268
Westar Energy Inc.	189	9,979
Xcel Energy Inc.	692	33,292

		567,198
ELECTRICAL EQUIPMENT — 0.23%
Acuity Brands Inc.	63	11,088
Hubbell Inc.	77	10,421

		21,509
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.15%
CDW Corp./DE	203	14,106

		14,106
ENERGY EQUIPMENT & SERVICES — 0.18%
Helmerich & Payne Inc.	140	9,049
Patterson-UTI Energy Inc.	280	6,443
RPC Inc.	77	1,966

		17,458
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.37%
Alexandria Real Estate Equities Inc.	112	14,626
American Campus Communities Inc.	161	6,606
American Homes 4 Rent Class A	294	6,421
Apartment Investment & Management Co. Class A	189	8,261
Apple Hospitality REIT Inc.	259	5,079
AvalonBay Communities Inc.	168	29,973
Boston Properties Inc.	189	24,576
Brandywine Realty Trust	210	3,820
Brixmor Property Group Inc.	371	6,923
Camden Property Trust	126	11,600
Columbia Property Trust Inc.	147	3,374
CoreCivic Inc.	147	3,307
CoreSite Realty Corp.	42	4,784
Corporate Office Properties Trust	119	3,475
Crown Castle International Corp.	510	56,615
CubeSmart	217	6,276
CyrusOne Inc.	105	6,251
DCT Industrial Trust Inc.	112	6,583

271

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

December 31, 2017

Security	Shares	Value
DDR Corp.	378	$3,387
Douglas Emmett Inc.	197	8,089
Duke Realty Corp.	434	11,809
Empire State Realty Trust Inc. Class A	154	3,162
EPR Properties	77	5,040
Equity Commonwealth[a]	147	4,485
Equity LifeStyle Properties Inc.	98	8,724
Equity Residential	434	27,676
Essex Property Trust Inc.	84	20,275
Extra Space Storage Inc.	147	12,855
Federal Realty Investment Trust	91	12,086
Forest City Realty Trust Inc. Class A	294	7,085
Gaming and Leisure Properties Inc.	238	8,806
GGP Inc.	749	17,519
HCP Inc.	574	14,970
Healthcare Trust of America Inc. Class A	231	6,939
Highwoods Properties Inc.	126	6,415
Host Hotels & Resorts Inc.	889	17,647
Hudson Pacific Properties Inc.	189	6,473
JBG SMITH Properties	105	3,647
Kilroy Realty Corp.	119	8,883
Kimco Realty Corp.	504	9,148
Lamar Advertising Co. Class A	98	7,275
Life Storage Inc.	56	4,988
Macerich Co. (The)	168	11,034
Mid-America Apartment Communities Inc.	140	14,078
National Retail Properties Inc.	182	7,850
Omega Healthcare Investors Inc.	238	6,555
Outfront Media Inc.	168	3,898
Paramount Group Inc.	238	3,772
Park Hotels & Resorts Inc.	223	6,411
Piedmont Office Realty Trust Inc. Class A	175	3,432
Prologis Inc.	644	41,544
Public Storage	182	38,038
Realty Income Corp.	349	19,900
Regency Centers Corp.	182	12,591
Retail Properties of America Inc. Class A	287	3,857
Simon Property Group Inc.	391	67,150
SL Green Realty Corp.	119	12,011
Spirit Realty Capital Inc.	588	5,045
STORE Capital Corp.	210	5,468
Sun Communities Inc.	91	8,443
Tanger Factory Outlet Centers Inc.	112	2,969
Taubman Centers Inc.	70	4,580
UDR Inc.	322	12,403
Uniti Group Inc.[a]	203	3,611
Ventas Inc.	434	26,044
VEREIT Inc.	1,190	9,270
Vornado Realty Trust	210	16,418
Weingarten Realty Investors	147	4,832

		797,137
FOOD & STAPLES RETAILING — 2.08%
Casey’s General Stores Inc.	56	6,269
CVS Health Corp.	1,392	100,920
Kroger Co. (The)	1,218	33,434
Rite Aid Corp.[a]	1,407	2,772
Sprouts Farmers Market Inc.[a]	182	4,432
Sysco Corp.	692	42,025

Security	Shares	Value
U.S. Foods Holding Corp.[a]	265	$8,461

		198,313
FOOD PRODUCTS — 1.37%
Blue Buffalo Pet Products Inc.[a]	126	4,132
Conagra Brands Inc.	546	20,568
Flowers Foods Inc.	238	4,596
Hershey Co. (The)	189	21,453
Hormel Foods Corp.	364	13,246
JM Smucker Co. (The)	154	19,133
Pinnacle Foods Inc.	161	9,575
Post Holdings Inc.[a]	84	6,655
Tyson Foods Inc. Class A	379	30,725

		130,083
GAS UTILITIES — 0.19%
Atmos Energy Corp.	140	12,025
National Fuel Gas Co.	105	5,765

		17,790
HEALTH CARE EQUIPMENT & SUPPLIES — 0.18%
ABIOMED Inc.[a]	56	10,495
DexCom Inc.[a]	112	6,428

		16,923
HEALTH CARE PROVIDERS & SERVICES — 8.24%
Aetna Inc.	434	78,289
Anthem Inc.	350	78,754
Brookdale Senior Living Inc.[a]	245	2,377
Cardinal Health Inc.	427	26,162
Centene Corp.[a]	231	23,303
Cigna Corp.	336	68,238
DaVita Inc.[a]	210	15,173
Envision Healthcare Corp.[a]	154	5,322
Express Scripts Holding Co.[a]	805	60,085
HCA Healthcare Inc.[a]	399	35,048
Humana Inc.	196	48,622
LifePoint Health Inc.[a]	49	2,440
MEDNAX Inc.[a]	119	6,360
Premier Inc. Class Aa	70	2,043
Quest Diagnostics Inc.	182	17,925
UnitedHealth Group Inc.	1,307	288,141
Universal Health Services Inc. Class B	119	13,489
WellCare Health Plans Inc.[a]	63	12,670

		784,441
HEALTH CARE TECHNOLOGY — 0.35%
athenahealth Inc.[a]	56	7,450
Cerner Corp.[a]	385	25,945

		33,395

272

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

December 31, 2017

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 0.79%
Chipotle Mexican Grill Inc.[a]	35	$10,116
Choice Hotels International Inc.	42	3,259
Darden Restaurants Inc.	168	16,131
Domino’s Pizza Inc.	63	11,905
Extended Stay America Inc.	314	5,966
Hilton Grand Vacations Inc.[a]	126	5,286
Six Flags Entertainment Corp.	98	6,524
Vail Resorts Inc.	56	11,898
Wendy’s Co. (The)	245	4,023

		75,108
HOUSEHOLD DURABLES — 0.92%
CalAtlantic Group Inc.	105	5,921
DR Horton Inc.	455	23,237
Lennar Corp. Class A	266	16,822
Lennar Corp. Class B	20	1,033
NVR Inc.[a]	5	17,541
PulteGroup Inc.	392	13,034
Toll Brothers Inc.	203	9,748

		87,336
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.20%
Calpine Corp.[a]	483	7,308
NRG Energy Inc.	427	12,161

		19,469
INSURANCE — 3.55%
Allstate Corp. (The)	448	46,910
American Financial Group Inc./OH	84	9,117
American National Insurance Co.	7	898
Brown & Brown Inc.	140	7,204
Cincinnati Financial Corp.	189	14,169
CNA Financial Corp.	35	1,857
Erie Indemnity Co. Class A	28	3,412
First American Financial Corp.	132	7,397
FNF Group	322	12,635
Hanover Insurance Group Inc. (The)	63	6,809
Hartford Financial Services Group Inc. (The)	448	25,214
Lincoln National Corp.	273	20,986
Loews Corp.	343	17,160
Mercury General Corp.	35	1,870
Old Republic International Corp.	294	6,286
Principal Financial Group Inc.	331	23,355
ProAssurance Corp.	63	3,601
Progressive Corp. (The)	719	40,494
Torchmark Corp.	140	12,700
Travelers Companies Inc. (The)	343	46,525
Unum Group	280	15,369
White Mountains Insurance Group Ltd.	7	5,959
WR Berkley Corp.	119	8,526

		338,453

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.04%
Wayfair Inc. Class Aa	49	$3,933

		3,933
INTERNET SOFTWARE & SERVICES — 0.25%
CoStar Group Inc.[a]	48	14,253
Pandora Media Inc.[a]	301	1,451
Zillow Group Inc. Class Aa	63	2,567
Zillow Group Inc. Class Ca	126	5,156

		23,427
IT SERVICES — 1.73%
Black Knight Inc.[a]	133	5,872
Booz Allen Hamilton Holding Corp.	196	7,473
Broadridge Financial Solutions Inc.	154	13,949
CoreLogic Inc./U.S.[a]	112	5,176
CSRA Inc.	217	6,493
DST Systems Inc.	84	5,214
Fiserv Inc.[a]	287	37,634
Jack Henry & Associates Inc.	105	12,281
Leidos Holdings Inc.	189	12,204
Paychex Inc.	434	29,547
Square Inc. Class Aa	363	12,585
Vantiv Inc. Class Aa	217	15,960

		164,388
MACHINERY — 0.08%
Trinity Industries Inc.	203	7,604

		7,604
MARINE — 0.05%
Kirby Corp.[a]	70	4,676

		4,676
MEDIA — 4.38%
Cable One Inc.	7	4,923
CBS Corp. Class B NVS	476	28,084
Charter Communications Inc. Class Aa	146	49,050
Comcast Corp. Class A	6,363	254,838
DISH Network Corp. Class Aa	294	14,039
Liberty Broadband Corp. Class Aa	42	3,572
Liberty Broadband Corp. Class Ca	126	10,730
Liberty Media Corp.-Liberty Formula One Class Aa	35	1,145
Liberty Media Corp.-Liberty Formula One Class Ca	252	8,608
Liberty Media Corp.-Liberty SiriusXM Class Aa	119	4,720
Liberty Media Corp.-Liberty SiriusXM Class Ca	238	9,439
Madison Square Garden Co. (The) Class Aa	28	5,904
Regal Entertainment Group Class A	154	3,544
Sirius XM Holdings Inc.	1,974	10,581
TEGNA Inc.	287	4,041

273

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

December 31, 2017

Security	Shares	Value
Tribune Media Co. Class A	105	$4,459

		417,677
METALS & MINING — 0.52%
Nucor Corp.	427	27,149
Reliance Steel & Aluminum Co.	98	8,407
Steel Dynamics Inc.	315	13,586

		49,142
MORTGAGE REAL ESTATE INVESTMENT — 0.53%
AGNC Investment Corp.	468	9,449
Annaly Capital Management Inc.	1,416	16,836
Chimera Investment Corp.	231	4,269
MFA Financial Inc.	483	3,825
New Residential Investment Corp.	371	6,633
Starwood Property Trust Inc.	308	6,576
Two Harbors Investment Corp.	210	3,415

		51,003
MULTI-UTILITIES — 2.97%
Ameren Corp.	333	19,644
CenterPoint Energy Inc.	581	16,477
CMS Energy Corp.	378	17,879
Consolidated Edison Inc.	424	36,019
Dominion Energy Inc.	867	70,279
DTE Energy Co.	244	26,708
MDU Resources Group Inc.	259	6,962
NiSource Inc.	459	11,783
Public Service Enterprise Group Inc.	679	34,968
SCANA Corp.	175	6,962
Vectren Corp.	112	7,282
WEC Energy Group Inc.	427	28,366

		283,329
MULTILINE RETAIL — 1.54%
Dollar General Corp.	371	34,507
Dollar Tree Inc.[a]	308	33,051
Kohl’s Corp.	231	12,527
Macy’s Inc.	406	10,227
Nordstrom Inc.	154	7,297
Target Corp.	753	49,133

		146,742
OIL, GAS & CONSUMABLE FUELS — 5.65%
Andeavor	212	24,240
Antero Resources Corp.[a]	308	5,852
Cabot Oil & Gas Corp.	616	17,618
Centennial Resource Development Inc./DE Class Aa	147	2,911
Cheniere Energy Inc.[a]	273	14,698
Chesapeake Energy Corp.[a]	1,211	4,796
Cimarex Energy Co.	126	15,373
CNX Resources Corp.[a]	308	4,506
Concho Resources Inc.[a]	201	30,194
CONSOL Energy Inc.[a]	41	1,620
Continental Resources Inc./OKa	119	6,303

Security	Shares	Value
Diamondback Energy Inc.[a]	133	$16,791
Energen Corp.[a]	133	7,657
EOG Resources Inc.	786	84,817
EQT Corp.	321	18,271
Extraction Oil & Gas Inc.[a]	161	2,304
Gulfport Energy Corp.[a]	210	2,680
HollyFrontier Corp.	238	12,190
Kinder Morgan Inc./DE	2,622	47,380
Laredo Petroleum Inc.[a]	217	2,302
Marathon Petroleum Corp.	693	45,724
Newfield Exploration Co.[a]	266	8,387
ONEOK Inc.	483	25,816
Parsley Energy Inc. Class Aa	308	9,068
PBF Energy Inc. Class A	147	5,211
Pioneer Natural Resources Co.	231	39,928
QEP Resources Inc.[a]	322	3,082
Range Resources Corp.	329	5,613
RSP Permian Inc.[a]	175	7,119
SM Energy Co.	147	3,246
Southwestern Energy Co.[a]	679	3,789
Targa Resources Corp.	287	13,897
Whiting Petroleum Corp.[a]	119	3,151
Williams Companies Inc. (The)	1,106	33,722
WPX Energy Inc.[a]	532	7,485

		537,741
PHARMACEUTICALS — 0.10%
Akorn Inc.[a]	119	3,835
Endo International PLC[a]	301	2,333
Mallinckrodt PLC[a]	133	3,001

		9,169
PROFESSIONAL SERVICES — 0.20%
Verisk Analytics Inc. Class Aa	203	19,488

		19,488
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.10%
Howard Hughes Corp. (The)[a]	42	5,513
Realogy Holdings Corp.	168	4,452

		9,965
ROAD & RAIL — 3.14%
AMERCO	7	2,645
CSX Corp.	1,183	65,077
JB Hunt Transport Services Inc.	119	13,683
Landstar System Inc.	56	5,830
Norfolk Southern Corp.	392	56,801
Old Dominion Freight Line Inc.	84	11,050
Union Pacific Corp.	1,075	144,157

		299,243

274

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

December 31, 2017

Security	Shares	Value
SOFTWARE — 0.73%
Intuit Inc.	329	$51,910
Tyler Technologies Inc.[a]	49	8,675
Ultimate Software Group Inc. (The)[a]	42	9,166

		69,751
SPECIALTY RETAIL — 6.90%
Advance Auto Parts Inc.	98	9,770
AutoNation Inc.[a]	84	4,312
AutoZone Inc.[a]	41	29,166
Bed Bath & Beyond Inc.	189	4,156
Best Buy Co. Inc.	357	24,444
Burlington Stores Inc.[a]	91	11,196
CarMax Inc.[a]	245	15,712
Dick’s Sporting Goods Inc.	119	3,420
Home Depot Inc. (The)	1,609	304,954
L Brands Inc.	322	19,391
Lowe’s Companies Inc.	1,141	106,044
Michaels Companies Inc. (The)[a]	154	3,725
Murphy USA Inc.[a]	49	3,938
O’Reilly Automotive Inc.[a]	119	28,624
Ross Stores Inc.	518	41,569
Signet Jewelers Ltd.	91	5,146
Tractor Supply Co.	175	13,081
Ulta Salon Cosmetics & Fragrance Inc.[a]	83	18,564
Urban Outfitters Inc.[a]	112	3,927
Williams-Sonoma Inc.	119	6,152

		657,291
TEXTILES, APPAREL & LUXURY GOODS — 0.08%
Carter’s Inc.	63	7,402

		7,402
THRIFTS & MORTGAGE FINANCE — 0.09%
New York Community Bancorp. Inc.	581	7,565
TFS Financial Corp.	63	941

		8,506
TOBACCO — 1.97%
Altria Group Inc.	2,625	187,451

		187,451
TRADING COMPANIES & DISTRIBUTORS — 0.67%
Fastenal Co.	385	21,055
HD Supply Holdings Inc.[a]	273	10,928
MSC Industrial Direct Co. Inc. Class A	56	5,413
United Rentals Inc.[a]	112	19,254
Watsco Inc.	42	7,142

		63,792

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.07%
Macquarie Infrastructure Corp.	105	$6,741

		6,741
WATER UTILITIES — 0.33%
American Water Works Co. Inc.	238	21,774
Aqua America Inc.	238	9,337

		31,111
WIRELESS TELECOMMUNICATION SERVICES — 0.36%
Sprint Corp.[a]	840	4,948
T-Mobile U.S. Inc.[a]	392	24,896
Telephone & Data Systems Inc.	133	3,697
U.S. Cellular Corp.[a]	21	790

		34,331

TOTAL COMMON STOCKS
(Cost: $9,222,310)		9,507,609
SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[b,c]	7,212	7,212

		7,212

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,212)		7,212

TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $9,229,522)		9,514,821
Other Assets, Less Liabilities — 0.09%		9,027

NET ASSETS — 100.00%		$9,523,848

NVS  —  Non-Voting Shares

a Non-income producing security.

b Affiliate of the Fund.

c Annualized 7-day yield as of period end.

275

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 08/08/17 [a]	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	7,212	[b]	—	7,212	$7,212	$22	$—	$—
PNC Financial Services Group Inc. (The)	—	600		—	600	86,574	126	—	1,891

						$93,786	$148	$—	$1,891

[a]	The Fund commenced operations on August 8, 2017.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,507,609	$—	$—	$9,507,609
Money Market Funds	7,212	—	—	7,212

Total	$9,514,821	$—	$—	$9,514,821

276

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 1.99%
Arconic Inc.	1,400,851	$38,173,190
General Dynamics Corp.	502,242	102,181,135
Harris Corp.	289,315	40,981,470
Hexcel Corp.	97,863	6,052,826
Huntington Ingalls Industries Inc.	24,187	5,700,876
L3 Technologies Inc.	253,853	50,224,816
Lockheed Martin Corp.	82,649	26,534,461
Orbital ATK Inc.	189,214	24,881,641
Raytheon Co.	599,171	112,554,272
Spirit AeroSystems Holdings Inc. Class A	379,967	33,152,121
Teledyne Technologies Inc.[a]	113,045	20,478,102
Textron Inc.	868,229	49,133,079
United Technologies Corp.	2,442,758	311,622,638

		821,670,627
AIR FREIGHT & LOGISTICS — 0.05%
Expeditors International of Washington Inc.	172,695	11,171,639
XPO Logistics Inc.[a,b]	100,896	9,241,065

		20,412,704
AIRLINES — 0.66%
Alaska Air Group Inc.	69,006	5,072,631
American Airlines Group Inc.	804,065	41,835,502
Copa Holdings SA Class A	93,488	12,533,001
Delta Air Lines Inc.	2,141,646	119,932,176
JetBlue Airways Corp.[a,b]	1,047,399	23,398,894
Spirit Airlines Inc.[a,b]	225,229	10,101,521
United Continental Holdings Inc.[a]	877,628	59,152,127

		272,025,852
AUTO COMPONENTS — 0.23%
Adient PLC	305,160	24,016,092
BorgWarner Inc.	623,718	31,865,753
Gentex Corp.	325,392	6,816,962
Goodyear Tire & Rubber Co. (The)	804,624	25,997,402
Lear Corp.	38,467	6,795,580

		95,491,789
AUTOMOBILES — 0.82%
Ford Motor Co.	12,746,400	159,202,536
General Motors Co.	4,220,726	173,007,559
Harley-Davidson Inc.	153,903	7,830,584

		340,040,679
BANKS — 12.67%
Associated Banc-Corp.	491,120	12,474,448
Bank of America Corp.	31,748,151	937,205,418
Bank of Hawaii Corp.	136,778	11,721,875
Bank of the Ozarks Inc.	211,507	10,247,514

Security	Shares	Value
BankUnited Inc.	337,839	$13,756,804
BB&T Corp.	2,577,401	128,148,378
BOK Financial Corp.	80,899	7,468,596
CIT Group Inc.	428,380	21,089,147
Citigroup Inc.	8,661,542	644,505,340
Citizens Financial Group Inc.	1,609,884	67,582,930
Comerica Inc.	566,511	49,178,820
Commerce Bancshares Inc./MO	304,243	16,988,929
Cullen/Frost Bankers Inc.	184,753	17,486,871
East West Bancorp. Inc.	444,839	27,059,556
F.N.B. Corp.	1,041,897	14,399,017
Fifth Third Bancorp.	2,307,579	70,011,947
First Hawaiian Inc.	172,335	5,028,735
First Horizon National Corp.	947,003	18,930,590
First Republic Bank/CA	104,649	9,066,789
Huntington Bancshares Inc./OH	3,534,890	51,467,998
JPMorgan Chase & Co.	11,308,634	1,209,345,320
KeyCorp	3,502,152	70,638,406
M&T Bank Corp.	462,488	79,080,823
PacWest Bancorp.	419,470	21,141,288
People’s United Financial Inc.	1,110,785	20,771,679
Pinnacle Financial Partners Inc.	162,426	10,768,844
PNC Financial Services Group Inc. (The)[c]	1,583,531	228,487,688
Popular Inc.	326,446	11,585,569
Prosperity Bancshares Inc.	215,065	15,069,605
Regions Financial Corp.	3,788,524	65,465,695
Signature Bank/New York NYa	71,929	9,872,975
SunTrust Banks Inc.	1,556,511	100,535,045
SVB Financial Group[a,b]	44,350	10,367,700
Synovus Financial Corp.	384,277	18,422,239
TCF Financial Corp.	515,133	10,560,227
U.S. Bancorp.	5,101,506	273,338,691
Webster Financial Corp.	297,170	16,689,067
Wells Fargo & Co.	14,491,721	879,212,713
Western Alliance Bancorp.[a]	136,983	7,755,977
Zions BanCorp.	645,384	32,804,869

		5,225,734,122
BEVERAGES — 0.65%
Brown-Forman Corp. Class A	11,724	788,322
Brown-Forman Corp. Class B	32,528	2,233,698
Coca-Cola Co. (The)	3,170,191	145,448,363
Molson Coors Brewing Co. Class B	565,313	46,395,238
PepsiCo Inc.	607,488	72,849,961

		267,715,582
BIOTECHNOLOGY — 1.11%
Agios Pharmaceuticals Inc.[a,b]	10,277	587,536
Alexion Pharmaceuticals Inc.[a]	136,619	16,338,266
Alnylam Pharmaceuticals Inc.[a,b]	38,021	4,830,568
Amgen Inc.	1,714,625	298,173,287
Biogen Inc.[a]	41,287	13,152,800
Gilead Sciences Inc.	1,213,482	86,933,850
Intrexon Corp.[a,b]	46,898	540,265

277

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2017

Security	Shares	Value
Juno Therapeutics Inc.[a,b]	224,660	$10,269,209
OPKO Health Inc.[a,b]	956,132	4,685,047
United Therapeutics Corp.[a]	139,245	20,601,298

		456,112,126
BUILDING PRODUCTS — 0.44%
Fortune Brands Home & Security Inc.	34,316	2,348,587
Johnson Controls International PLC	3,063,247	116,740,343
Lennox International Inc.	10,316	2,148,410
Masco Corp.	363,894	15,989,502
Owens Corning	364,602	33,521,508
USG Corp.[a,b]	284,696	10,977,878

		181,726,228
CAPITAL MARKETS — 4.13%
Affiliated Managers Group Inc.	181,108	37,172,417
Ameriprise Financial Inc.	49,325	8,359,108
Bank of New York Mellon Corp. (The)	3,248,973	174,989,686
BGC Partners Inc. Class A	552,649	8,350,526
BlackRock Inc.[c]	406,909	209,033,222
Charles Schwab Corp. (The)	797,660	40,975,794
CME Group Inc.	1,108,731	161,930,163
E*TRADE Financial Corp.[a]	882,674	43,754,150
Federated Investors Inc. Class B NVS	205,741	7,423,135
Franklin Resources Inc.	1,095,482	47,467,235
Goldman Sachs Group Inc. (The)	1,151,310	293,307,736
Interactive Brokers Group Inc. Class A	225,861	13,373,230
Intercontinental Exchange Inc.	999,517	70,525,920
Invesco Ltd.	1,123,127	41,039,061
Lazard Ltd. Class A	38,959	2,045,347
Legg Mason Inc.	204,509	8,585,288
Morgan Stanley	4,222,794	221,570,001
Morningstar Inc.	4,967	481,650
Nasdaq Inc.	375,222	28,828,306
Northern Trust Corp.	682,661	68,191,007
Raymond James Financial Inc.	313,749	28,017,786
State Street Corp.	1,162,466	113,468,306
T Rowe Price Group Inc.	649,831	68,186,767
TD Ameritrade Holding Corp.	88,504	4,525,210

		1,701,601,051
CHEMICALS — 1.80%
Air Products & Chemicals Inc.	699,412	114,759,521
Albemarle Corp.	293,872	37,583,290
Ashland Global Holdings Inc.	200,843	14,300,021
Cabot Corp.	198,281	12,212,127
Celanese Corp. Series A	178,447	19,108,105
CF Industries Holdings Inc.	766,646	32,613,121
DowDuPont Inc.	3,995,456	284,556,376
Eastman Chemical Co.	477,058	44,194,653
Huntsman Corp.	336,219	11,192,730
LyondellBasell Industries NV Class A	597,730	65,941,573
Mosaic Co. (The)	1,156,545	29,676,945
NewMarket Corp.	1,643	652,912
Olin Corp.	534,998	19,035,229
Platform Specialty Products Corp.[a,b]	388,954	3,858,424

Security	Shares	Value
PPG Industries Inc.	58,354	$6,816,914
Praxair Inc.	113,204	17,510,395
RPM International Inc.	35,616	1,866,991
Scotts Miracle-Gro Co. (The) Class A	12,733	1,362,304
Valvoline Inc.	668,960	16,764,137
Westlake Chemical Corp.	57,822	6,159,778

		740,165,546
COMMERCIAL SERVICES & SUPPLIES — 0.24%
Clean Harbors Inc.[a]	50,401	2,731,734
Pitney Bowes Inc.	604,165	6,754,565
Republic Services Inc.	752,381	50,868,479
Stericycle Inc.[a]	267,909	18,215,133
Waste Management Inc.	250,106	21,584,148

		100,154,059
COMMUNICATIONS EQUIPMENT — 1.79%
ARRIS International PLC[a]	584,723	15,021,534
Cisco Systems Inc.	16,228,301	621,543,928
CommScope Holding Co. Inc.[a,b]	306,535	11,596,219
EchoStar Corp. Class Aa	152,986	9,163,862
Juniper Networks Inc.	1,227,550	34,985,175
Motorola Solutions Inc.	485,039	43,818,423

		736,129,141
CONSTRUCTION & ENGINEERING — 0.23%
AECOM[a,b]	503,570	18,707,626
Fluor Corp.	453,549	23,425,806
Jacobs Engineering Group Inc.	393,690	25,967,792
Quanta Services Inc.[a]	358,248	14,011,079
Valmont Industries Inc.	71,848	11,915,991

		94,028,294
CONSTRUCTION MATERIALS — 0.02%
Martin Marietta Materials Inc.	19,299	4,265,851
Vulcan Materials Co.	29,163	3,743,654

		8,009,505
CONSUMER FINANCE — 1.59%
Ally Financial Inc.	1,449,293	42,261,384
American Express Co.	2,359,118	234,284,009
Capital One Financial Corp.	1,474,607	146,841,365
Credit Acceptance Corp.[a,b]	3,656	1,182,643
Discover Financial Services	1,184,274	91,094,356
Navient Corp.	850,882	11,333,748
OneMain Holdings Inc.[a,b]	206,000	5,353,940
Santander Consumer USA Holdings Inc.	479,196	8,922,629
SLM Corp.[a]	1,398,509	15,803,152
Synchrony Financial	2,577,935	99,534,070

		656,611,296

278

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2017

Security	Shares	Value
CONTAINERS & PACKAGING — 0.37%
AptarGroup Inc.	151,945	$13,109,815
Ardagh Group SA	28,070	592,277
Avery Dennison Corp.	17,352	1,993,051
Ball Corp.	502,444	19,017,505
Bemis Co. Inc.	292,224	13,965,385
Crown Holdings Inc.[a]	128,886	7,249,838
Graphic Packaging Holding Co.	297,087	4,589,994
International Paper Co.	121,617	7,046,489
Owens-Illinois Inc.[a]	114,167	2,531,082
Sealed Air Corp.	286,408	14,119,914
Sonoco Products Co.	317,943	16,895,491
WestRock Co.	825,000	52,148,250

		153,259,091
DISTRIBUTORS — 0.15%
Genuine Parts Co.	295,695	28,093,982
LKQ Corp.[a,b]	864,814	35,171,985

		63,265,967
DIVERSIFIED CONSUMER SERVICES — 0.06%
Graham Holdings Co. Class B	14,041	7,839,792
H&R Block Inc.	568,270	14,900,040

		22,739,832
DIVERSIFIED FINANCIAL SERVICES — 3.15%
Berkshire Hathaway Inc. Class Ba	6,298,807	1,248,549,523
Leucadia National Corp.	801,069	21,220,318
Voya Financial Inc.[b]	558,710	27,639,384

		1,297,409,225
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.88%
AT&T Inc.	20,143,670	783,185,890
CenturyLink Inc.	3,137,117	52,327,112
Verizon Communications Inc.	6,685,979	353,888,868

		1,189,401,870
ELECTRIC UTILITIES — 3.48%
Alliant Energy Corp.	759,708	32,371,158
American Electric Power Co. Inc.	1,611,989	118,594,031
Avangrid Inc.	183,863	9,299,790
Duke Energy Corp.	2,293,462	192,903,089
Edison International	1,037,767	65,628,385
Entergy Corp.	587,399	47,808,405
Eversource Energy	1,035,896	65,447,909
Exelon Corp.	3,140,153	123,753,430
FirstEnergy Corp.	1,452,131	44,464,251
Great Plains Energy Inc.	711,434	22,936,632
Hawaiian Electric Industries Inc.	351,081	12,691,578
NextEra Energy Inc.	1,530,990	239,125,328
OGE Energy Corp.	647,379	21,305,243
PG&E Corp.	1,673,412	75,019,060
Pinnacle West Capital Corp.	365,269	31,113,613

Security	Shares	Value
PPL Corp.	2,238,378	$69,277,799
Southern Co. (The)	3,259,933	156,770,178
Westar Energy Inc.	467,372	24,677,242
Xcel Energy Inc.	1,661,110	79,916,002

		1,433,103,123
ELECTRICAL EQUIPMENT — 0.79%
Acuity Brands Inc.	42,323	7,448,848
AMETEK Inc.	621,853	45,065,687
Eaton Corp. PLC	1,461,513	115,474,142
Emerson Electric Co.	1,803,678	125,698,320
Hubbell Inc.	63,500	8,594,090
Regal Beloit Corp.	144,532	11,071,151
Sensata Technologies Holding NVa,b	270,736	13,837,317

		327,189,555
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.47%
Arrow Electronics Inc.[a]	287,011	23,078,555
Avnet Inc.	393,103	15,574,741
Corning Inc.	2,636,745	84,349,473
Dolby Laboratories Inc. Class A	182,102	11,290,324
FLIR Systems Inc.	214,931	10,020,083
Jabil Inc.	562,285	14,759,981
Keysight Technologies Inc.[a]	608,769	25,324,790
National Instruments Corp.	77,813	3,239,355
Trimble Inc.[a]	170,050	6,910,832

		194,548,134
ENERGY EQUIPMENT & SERVICES — 1.25%
Baker Hughes a GE Co.	1,393,691	44,096,383
Halliburton Co.	920,828	45,000,864
Helmerich & Payne Inc.	344,160	22,246,503
Nabors Industries Ltd.	1,013,089	6,919,398
National Oilwell Varco Inc.[b]	1,247,634	44,939,777
Oceaneering International Inc.	318,431	6,731,631
Patterson-UTI Energy Inc.	675,715	15,548,202
RPC Inc.[b]	18,250	465,923
Schlumberger Ltd.	4,551,818	306,747,015
Transocean Ltd.[a,b]	1,290,423	13,781,718
Weatherford International PLC[a,b]	2,862,921	10,535,549

		517,012,963
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.55%
Alexandria Real Estate Equities Inc.	310,611	40,562,691
American Campus Communities Inc.	446,675	18,327,075
American Homes 4 Rent Class Ab	781,857	17,075,757
Apartment Investment & Management Co. Class A	515,665	22,539,717
Apple Hospitality REIT Inc.	681,125	13,356,861
AvalonBay Communities Inc.	450,045	80,292,528
Boston Properties Inc.	427,946	55,645,818
Brandywine Realty Trust[b]	559,996	10,186,327
Brixmor Property Group Inc.[b]	992,973	18,528,876

279

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2017

Security	Shares	Value
Camden Property Trust	295,729	$27,224,812
Colony NorthStar Inc. Class Ab	1,744,680	19,906,799
Columbia Property Trust Inc.[b]	397,063	9,112,596
CoreCivic Inc.[b]	382,167	8,598,758
Corporate Office Properties Trust[b]	323,030	9,432,476
CubeSmart[b]	186,514	5,393,985
CyrusOne Inc.[b]	37,577	2,236,959
DCT Industrial Trust Inc.	306,165	17,996,379
DDR Corp.	1,003,106	8,987,830
Digital Realty Trust Inc.	158,321	18,032,762
Douglas Emmett Inc.	100,023	4,106,944
Duke Realty Corp.	1,168,777	31,802,422
Empire State Realty Trust Inc. Class Ab	412,839	8,475,585
EPR Properties	203,670	13,332,238
Equity Commonwealth[a]	390,761	11,922,118
Equity Residential	1,164,817	74,280,380
Essex Property Trust Inc.	213,541	51,542,391
Extra Space Storage Inc.[b]	60,020	5,248,749
Federal Realty Investment Trust	143,242	19,023,970
Forest City Realty Trust Inc. Class A	821,351	19,794,559
Gaming and Leisure Properties Inc.	444,429	16,443,873
GGP Inc.	2,017,625	47,192,249
HCP Inc.	1,539,415	40,147,943
Healthcare Trust of America Inc. Class Ab	665,074	19,978,823
Highwoods Properties Inc.	333,402	16,973,496
Hospitality Properties Trust	496,602	14,823,570
Host Hotels & Resorts Inc.[b]	2,390,965	47,460,655
Hudson Pacific Properties Inc.	454,301	15,559,809
Invitation Homes Inc.[b]	950,859	22,411,747
Iron Mountain Inc.[b]	118,102	4,455,988
JBG SMITH Properties	277,299	9,630,594
Kilroy Realty Corp.	318,370	23,766,321
Kimco Realty Corp.	1,362,386	24,727,306
Lamar Advertising Co. Class Ab	28,396	2,108,119
Liberty Property Trust	477,272	20,527,469
Life Storage Inc.[b]	148,425	13,220,215
Macerich Co. (The)[b]	450,117	29,563,685
Medical Properties Trust Inc.[b]	1,174,266	16,181,385
Mid-America Apartment Communities Inc.	371,781	37,386,297
National Retail Properties Inc.[b]	497,223	21,445,228
Omega Healthcare Investors Inc.[b]	631,122	17,381,100
Outfront Media Inc.	385,702	8,948,286
Paramount Group Inc.	676,166	10,717,231
Park Hotels & Resorts Inc.[b]	468,680	13,474,550
Piedmont Office Realty Trust Inc. Class Ab	469,928	9,215,288
Prologis Inc.	1,723,619	111,190,662
Rayonier Inc.	417,115	13,193,347
Realty Income Corp.[b]	925,591	52,777,199
Regency Centers Corp.[b]	489,907	33,891,766
Retail Properties of America Inc. Class A	736,900	9,903,936
Senior Housing Properties Trust	710,218	13,600,675
Simon Property Group Inc.	94,853	16,290,054
SL Green Realty Corp.[b]	316,817	31,976,340
Spirit Realty Capital Inc.	1,488,467	12,771,047
STORE Capital Corp.	553,068	14,401,891
Sun Communities Inc.[b]	250,245	23,217,731
Tanger Factory Outlet Centers Inc.[b]	283,216	7,508,056
Taubman Centers Inc.[b]	95,835	6,270,484
UDR Inc.	871,753	33,579,926
Uniti Group Inc.[a,b]	536,829	9,550,188

Security	Shares	Value
Ventas Inc.	1,158,408	$69,516,064
VEREIT Inc.[b]	3,222,084	25,100,034
Vornado Realty Trust	564,704	44,148,559
Weingarten Realty Investors[b]	389,471	12,801,912
Welltower Inc.[b]	1,198,016	76,397,480
Weyerhaeuser Co.[b]	2,439,944	86,032,425
WP Carey Inc.	348,242	23,993,874

		1,874,823,239
FOOD & STAPLES RETAILING — 2.31%
Casey’s General Stores Inc.	122,607	13,724,628
CVS Health Corp.	3,332,837	241,630,682
Kroger Co. (The)	1,349,243	37,036,720
Rite Aid Corp.[a,b]	1,823,242	3,591,787
U.S. Foods Holding Corp.[a]	664,319	21,211,706
Wal-Mart Stores Inc.	4,700,860	464,209,925
Walgreens Boots Alliance Inc.	2,328,888	169,123,846

		950,529,294
FOOD PRODUCTS — 2.04%
Archer-Daniels-Midland Co.	1,800,807	72,176,345
Bunge Ltd.	461,311	30,944,742
Campbell Soup Co.	199,680	9,606,605
Conagra Brands Inc.	1,271,934	47,913,754
Flowers Foods Inc.	573,228	11,069,033
General Mills Inc.	537,512	31,869,086
Hain Celestial Group Inc. (The)[a,b]	330,088	13,992,430
Hershey Co. (The)	47,046	5,340,191
Hormel Foods Corp.	885,904	32,238,047
Ingredion Inc.	234,416	32,771,357
JM Smucker Co. (The)	359,793	44,700,682
Kellogg Co.	61,577	4,186,004
Kraft Heinz Co. (The)	1,966,540	152,918,150
Lamb Weston Holdings Inc.	365,197	20,615,371
Mondelez International Inc. Class A	4,800,227	205,449,716
Pilgrim’s Pride Corp.[a,b]	18,764	582,810
Pinnacle Foods Inc.	383,601	22,812,751
Post Holdings Inc.[a,b]	210,581	16,684,333
Seaboard Corp.	808	3,563,280
TreeHouse Foods Inc.[a,b]	125,547	6,209,555
Tyson Foods Inc. Class A	910,322	73,799,804

		839,444,046
GAS UTILITIES — 0.17%
Atmos Energy Corp.	338,945	29,111,986
National Fuel Gas Co.	260,736	14,317,014
UGI Corp.	569,355	26,731,217

		70,160,217
HEALTH CARE EQUIPMENT & SUPPLIES — 2.76%
Abbott Laboratories	5,536,278	315,955,385
Baxter International Inc.	1,478,752	95,586,529

280

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2017

Security	Shares	Value
Cooper Companies Inc. (The)	34,907	$7,605,537
Danaher Corp.	2,005,588	186,158,678
DENTSPLY SIRONA Inc.	737,870	48,573,982
Hill-Rom Holdings Inc.	15,965	1,345,690
Hologic Inc.[a,b]	390,932	16,712,343
Medtronic PLC	4,115,636	332,337,607
STERIS PLC	271,657	23,761,838
Teleflex Inc.	123,862	30,819,343
Zimmer Biomet Holdings Inc.	659,883	79,628,082

		1,138,485,014
HEALTH CARE PROVIDERS & SERVICES — 2.39%
Acadia Healthcare Co. Inc.[a,b]	254,661	8,309,588
Aetna Inc.	706,851	127,508,852
Anthem Inc.	841,255	189,290,788
Brookdale Senior Living Inc.[a,b]	597,185	5,792,694
Cardinal Health Inc.	1,032,596	63,267,157
Centene Corp.[a]	486,501	49,078,221
Cigna Corp.	96,870	19,673,328
DaVita Inc.[a,b]	502,398	36,298,255
Envision Healthcare Corp.[a]	392,988	13,581,665
Express Scripts Holding Co.[a]	1,727,117	128,912,013
HCA Healthcare Inc.[a]	867,253	76,179,503
Humana Inc.	27,585	6,843,011
Laboratory Corp. of America Holdings[a]	333,990	53,274,745
LifePoint Health Inc.[a,b]	100,490	5,004,402
McKesson Corp.	621,248	96,883,626
MEDNAX Inc.[a]	296,048	15,820,805
Patterson Companies Inc.	242,599	8,765,102
Premier Inc. Class Aa,b	124,504	3,634,272
Quest Diagnostics Inc.	448,328	44,155,825
Universal Health Services Inc. Class B	280,202	31,760,897
WellCare Health Plans Inc.[a]	10,764	2,164,748

		986,199,497
HOTELS, RESTAURANTS & LEISURE — 0.72%
Aramark	452,911	19,357,416
Carnival Corp.	1,331,888	88,397,407
Extended Stay America Inc.	273,092	5,188,748
Hilton Worldwide Holdings Inc.	86,812	6,932,806
Hyatt Hotels Corp. Class Aa,b	151,185	11,118,145
International Game Technology PLC	360,152	9,547,629
MGM Resorts International	1,513,122	50,523,144
Norwegian Cruise Line Holdings Ltd.[a]	602,996	32,109,537
Royal Caribbean Cruises Ltd.	560,674	66,877,195
Yum China Holdings Inc.	163,051	6,525,301

		296,577,328
HOUSEHOLD DURABLES — 0.70%
CalAtlantic Group Inc.	263,167	14,839,987
DR Horton Inc.	508,002	25,943,662
Garmin Ltd.	391,722	23,334,880
Leggett & Platt Inc.	84,058	4,012,088
Lennar Corp. Class A	652,014	41,233,365
Lennar Corp. Class B	45,237	2,337,848
Mohawk Industries Inc.[a]	189,604	52,311,744

Security	Shares	Value
Newell Brands Inc.	1,599,996	$49,439,877
PulteGroup Inc.	637,455	21,195,379
Tempur Sealy International Inc.[a,b]	92,502	5,798,950
Toll Brothers Inc.	261,597	12,561,888
Whirlpool Corp.	211,430	35,655,555

		288,665,223
HOUSEHOLD PRODUCTS — 2.28%
Clorox Co. (The)	61,932	9,211,766
Colgate-Palmolive Co.	2,372,407	178,998,108
Kimberly-Clark Corp.	170,451	20,566,618
Procter & Gamble Co. (The)	7,955,491	730,950,513

		939,727,005
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.19%
AES Corp./VA	2,144,237	23,222,087
Calpine Corp.[a]	1,166,372	17,647,208
NRG Energy Inc.	794,428	22,625,309
Vistra Energy Corp.[a,b]	783,036	14,345,220

		77,839,824
INDUSTRIAL CONGLOMERATES — 1.45%
Carlisle Companies Inc.	198,559	22,566,230
General Electric Co.	23,507,854	410,212,052
Honeywell International Inc.	1,036,840	159,009,783
Roper Technologies Inc.	17,735	4,593,365

		596,381,430
INSURANCE — 4.63%
Aflac Inc.	1,270,430	111,518,345
Alleghany Corp.[a]	45,774	27,285,424
Allstate Corp. (The)	861,386	90,195,728
American Financial Group Inc./OH	231,752	25,154,362
American International Group Inc.	2,590,212	154,324,831
American National Insurance Co.	23,496	3,013,362
Arch Capital Group Ltd.[a]	348,143	31,600,940
Arthur J Gallagher & Co.	181,171	11,464,501
Aspen Insurance Holdings Ltd.	126,336	5,129,242
Assurant Inc.	141,050	14,223,482
Assured Guaranty Ltd.	380,097	12,873,885
Athene Holding Ltd. Class Aa	350,221	18,109,928
Axis Capital Holdings Ltd.	270,668	13,603,774
Brighthouse Financial Inc.[a]	270,730	15,875,607
Brown & Brown Inc.	380,432	19,577,031
Chubb Ltd.	1,522,055	222,417,897
Cincinnati Financial Corp.	504,766	37,842,307
CNA Financial Corp.	87,222	4,627,127
Erie Indemnity Co. Class A	22,805	2,778,561
Everest Re Group Ltd.	133,635	29,568,080
First American Financial Corp.	351,823	19,716,161
FNF Group	857,331	33,641,668
Hanover Insurance Group Inc. (The)	137,714	14,884,129

281

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2017

Security	Shares	Value
Hartford Financial Services Group Inc. (The)	1,157,929	$65,168,244
Lincoln National Corp.	712,299	54,754,424
Loews Corp.	911,467	45,600,694
Markel Corp.[a,b]	44,716	50,937,337
Mercury General Corp.	87,987	4,702,025
MetLife Inc.	2,960,129	149,664,122
Old Republic International Corp.	790,986	16,911,281
Principal Financial Group Inc.	870,884	61,449,575
ProAssurance Corp.	170,392	9,737,903
Prudential Financial Inc.	1,403,485	161,372,705
Reinsurance Group of America Inc.	208,194	32,463,690
RenaissanceRe Holdings Ltd.	121,601	15,271,870
Torchmark Corp.	378,884	34,368,568
Travelers Companies Inc. (The)	902,193	122,373,459
Unum Group	739,617	40,597,577
Validus Holdings Ltd.	250,355	11,746,657
White Mountains Insurance Group Ltd.[b]	11,722	9,978,704
Willis Towers Watson PLC	413,137	62,255,615
WR Berkley Corp.	309,011	22,140,638
XL Group Ltd.	564,980	19,864,697

		1,910,786,157
INTERNET & DIRECT MARKETING RETAIL — 0.10%
Liberty Expedia Holdings Inc. Class Aa	142,505	6,317,247
Liberty Interactive Corp. QVC Group Series Aa,b	560,644	13,690,926
Liberty Ventures Series Aa	258,414	14,016,375
TripAdvisor Inc.[a,b]	188,904	6,509,632

		40,534,180
INTERNET SOFTWARE & SERVICES — 0.53%
Akamai Technologies Inc.[a]	539,069	35,061,048
eBay Inc.[a]	3,197,313	120,666,593
LogMeIn Inc.	62,756	7,185,562
Twitter Inc.[a]	2,051,013	49,244,822
Zillow Group Inc. Class Aa,b	57,916	2,359,498
Zillow Group Inc. Class Ca,b	104,680	4,283,505

		218,801,028
IT SERVICES — 0.70%
Amdocs Ltd.	469,236	30,725,573
Booz Allen Hamilton Holding Corp.	23,925	912,260
Conduent Inc.[a,b]	615,328	9,943,701
CoreLogic Inc./U.S.[a]	112,628	5,204,540
DST Systems Inc.	178,361	11,070,867
Fidelity National Information Services Inc.	464,113	43,668,392
International Business Machines Corp.	867,570	133,102,589
Leidos Holdings Inc.	467,364	30,177,694
Sabre Corp.	147,853	3,030,987
Switch Inc. Class Ab	31,983	581,771
Teradata Corp.[a,b]	394,781	15,183,277
WEX Inc.[a,b]	25,595	3,614,782

		287,216,433

Security	Shares	Value
LEISURE PRODUCTS — 0.06%
Brunswick Corp./DE	53,384	$2,947,864
Hasbro Inc.	89,885	8,169,648
Mattel Inc.	901,631	13,867,085

		24,984,597
LIFE SCIENCES TOOLS & SERVICES — 0.65%
Agilent Technologies Inc.	798,266	53,459,874
Bio-Rad Laboratories Inc. Class Aa	67,921	16,210,705
Bruker Corp.	216,069	7,415,488
IQVIA Holdings Inc.[a]	180,562	17,677,020
PerkinElmer Inc.	287,758	21,040,865
QIAGEN NV	498,330	15,413,347
Thermo Fisher Scientific Inc.	716,541	136,056,805

		267,274,104
MACHINERY — 1.43%
AGCO Corp.	216,318	15,451,595
Caterpillar Inc.	176,320	27,784,505
Colfax Corp.[a,b]	286,745	11,360,837
Crane Co.	161,850	14,440,257
Cummins Inc.	352,255	62,222,323
Donaldson Co. Inc.	34,936	1,710,117
Dover Corp.	452,638	45,711,912
Flowserve Corp.	423,513	17,842,603
Fortive Corp.	94,648	6,847,783
IDEX Corp.	18,959	2,502,019
Ingersoll-Rand PLC	406,475	36,253,505
ITT Inc.	287,802	15,359,993
Oshkosh Corp.	241,657	21,964,205
PACCAR Inc.	1,121,087	79,686,864
Parker-Hannifin Corp.	58,065	11,588,613
Pentair PLC	543,992	38,416,715
Snap-on Inc.	160,579	27,988,920
Stanley Black & Decker Inc.	448,881	76,170,617
Terex Corp.	253,896	12,242,865
Timken Co. (The)	224,250	11,021,887
Trinity Industries Inc.	487,299	18,254,220
Wabtec Corp./DEb	188,944	15,385,710
Xylem Inc./NY	278,726	19,009,113

		589,217,178
MARINE — 0.03%
Kirby Corp.[a,b]	172,798	11,542,906

		11,542,906
MEDIA — 2.30%
Charter Communications Inc. Class Aa	196,684	66,077,957
Cinemark Holdings Inc.	344,719	12,003,116
Comcast Corp. Class A	1,139,644	45,642,742
Discovery Communications Inc. Class Aa,b	491,543	11,000,732
Discovery Communications Inc. Class C NVS[a,b]	661,352	14,000,822
DISH Network Corp. Class Aa,b	164,204	7,840,741
Interpublic Group of Companies Inc. (The)	196,972	3,970,955

282

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2017

Security	Shares	Value
John Wiley & Sons Inc. Class A	143,721	$9,449,656
Liberty Broadband Corp. Class Aa,b	82,599	7,025,045
Liberty Broadband Corp. Class Ca	342,144	29,136,983
Liberty Media Corp.-Liberty Formula One Class Aa,b	80,202	2,624,209
Liberty Media Corp.-Liberty Formula One Class Ca,b	608,869	20,798,965
Liberty Media Corp.-Liberty SiriusXM Class Aa,b	288,358	11,436,278
Liberty Media Corp.-Liberty SiriusXM Class Ca	589,529	23,380,720
Lions Gate Entertainment Corp. Class Aa	59,323	2,005,711
Lions Gate Entertainment Corp. Class Ba	114,301	3,627,914
Madison Square Garden Co. (The) Class Aa,b	54,663	11,525,694
News Corp. Class A	1,236,317	20,040,699
News Corp. Class B	393,711	6,535,603
Regal Entertainment Group Class A	269,296	6,196,501
Scripps Networks Interactive Inc. Class A	126,082	10,764,881
Sirius XM Holdings Inc.[b]	248,756	1,333,332
TEGNA Inc.	696,515	9,806,931
Time Warner Inc.	2,538,988	232,241,232
Tribune Media Co. Class A	259,598	11,025,127
Twenty-First Century Fox Inc. Class A	3,237,018	111,774,231
Twenty-First Century Fox Inc. Class B	1,365,349	46,585,708
Viacom Inc. Class Ab	32,560	1,136,344
Viacom Inc. Class B NVS	1,154,490	35,569,837
Walt Disney Co. (The)	1,602,236	172,256,392

		946,815,058
METALS & MINING — 0.77%
Alcoa Corp.[a]	600,677	32,358,470
Freeport-McMoRan Inc.[a]	3,551,432	67,335,151
Newmont Mining Corp.	1,744,201	65,442,421
Nucor Corp.	1,043,275	66,331,424
Reliance Steel & Aluminum Co.	229,787	19,713,427
Royal Gold Inc.	132,702	10,897,488
Southern Copper Corp.	28,372	1,346,251
Steel Dynamics Inc.	648,644	27,976,016
Tahoe Resources Inc.	1,000,821	4,793,933
U.S. Steel Corp.	575,562	20,254,027

		316,448,608
MORTGAGE REAL ESTATE INVESTMENT — 0.33%
AGNC Investment Corp.[b]	1,283,443	25,912,714
Annaly Capital Management Inc.	3,741,366	44,484,842
Chimera Investment Corp.[b]	607,312	11,223,126
MFA Financial Inc.	1,273,716	10,087,831
New Residential Investment Corp.[b]	995,769	17,804,350
Starwood Property Trust Inc.	827,289	17,662,620
Two Harbors Investment Corp.	559,114	9,091,193

		136,266,676
MULTI-UTILITIES — 1.87%
Ameren Corp.	792,843	46,769,809
CenterPoint Energy Inc.	1,414,330	40,110,399
CMS Energy Corp.	915,202	43,289,055
Consolidated Edison Inc.	1,016,519	86,353,289
Dominion Energy Inc.	2,099,221	170,162,854
DTE Energy Co.	584,282	63,955,508
MDU Resources Group Inc.	630,134	16,938,002

Security	Shares	Value
NiSource Inc.	1,105,702	$28,383,370
Public Service Enterprise Group Inc.	1,653,477	85,154,065
SCANA Corp.	426,940	16,983,673
Sempra Energy	821,361	87,819,918
Vectren Corp.	269,915	17,549,873
WEC Energy Group Inc.	1,031,655	68,532,842

		772,002,657
MULTILINE RETAIL — 0.56%
Dollar General Corp.	557,508	51,853,819
Dollar Tree Inc.[a]	39,655	4,255,378
Kohl’s Corp.	548,827	29,762,889
Macy’s Inc.	1,007,043	25,367,413
Target Corp.	1,807,588	117,945,117

		229,184,616
OIL, GAS & CONSUMABLE FUELS — 9.74%
Anadarko Petroleum Corp.	1,790,520	96,043,493
Andeavor	509,099	58,210,380
Antero Resources Corp.[a,b]	379,387	7,208,353
Apache Corp.	1,184,640	50,015,501
Cabot Oil & Gas Corp.	440,701	12,604,049
Centennial Resource Development Inc./DE Class Aa	440,965	8,731,107
Cheniere Energy Inc.[a,b]	224,753	12,100,701
Chesapeake Energy Corp.[a]	2,735,555	10,832,798
Chevron Corp.	6,188,914	774,790,144
Cimarex Energy Co.	20,670	2,521,947
CNX Resources Corp.[a]	736,779	10,779,077
Concho Resources Inc.[a,b]	481,206	72,286,765
ConocoPhillips	3,917,120	215,010,717
CONSOL Energy Inc.[a]	92,121	3,639,701
Continental Resources Inc./OKa,b	157,666	8,351,568
Devon Energy Corp.	1,593,794	65,983,071
Diamondback Energy Inc.[a,b]	248,217	31,337,396
Energen Corp.[a,b]	314,753	18,120,330
EOG Resources Inc.	1,709,974	184,523,294
EQT Corp.	662,162	37,690,261
Extraction Oil & Gas Inc.[a,b]	390,254	5,584,535
Exxon Mobil Corp.	13,882,245	1,161,110,972
Gulfport Energy Corp.[a]	465,351	5,937,879
Hess Corp.	928,549	44,078,221
HollyFrontier Corp.	583,671	29,895,629
Kinder Morgan Inc./DE	6,295,978	113,768,322
Kosmos Energy Ltd.[a,b]	751,475	5,147,604
Marathon Oil Corp.	2,782,649	47,110,247
Marathon Petroleum Corp.	1,584,703	104,558,704
Murphy Oil Corp.	529,140	16,429,797
Noble Energy Inc.	1,579,438	46,024,823
Occidental Petroleum Corp.	2,499,546	184,116,558
Parsley Energy Inc. Class Aa,b	255,351	7,517,533
PBF Energy Inc. Class A	354,725	12,575,001
Phillips 66	1,426,801	144,320,921
Pioneer Natural Resources Co.	552,982	95,582,939
QEP Resources Inc.[a]	777,007	7,435,957

283

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2017

Security	Shares	Value
Range Resources Corp.	737,546	$12,582,535
RSP Permian Inc.[a,b]	211,766	8,614,641
SM Energy Co.[b]	372,722	8,229,702
Southwestern Energy Co.[a,b]	1,638,358	9,142,038
Targa Resources Corp.	691,457	33,480,348
Valero Energy Corp.	1,430,546	131,481,483
Whiting Petroleum Corp.[a,b]	291,211	7,711,267
Williams Companies Inc. (The)	2,308,127	70,374,792
World Fuel Services Corp.	220,419	6,202,591
WPX Energy Inc.[a]	1,284,071	18,066,879

		4,017,862,571
PAPER & FOREST PRODUCTS — 0.02%
Domtar Corp.	201,481	9,977,339

		9,977,339
PERSONAL PRODUCTS — 0.12%
Coty Inc. Class A	1,538,470	30,600,168
Edgewell Personal Care Co.[a]	185,844	11,037,275
Nu Skin Enterprises Inc. Class A	121,878	8,315,736

		49,953,179
PHARMACEUTICALS — 6.54%
Akorn Inc.[a,b]	14,736	474,941
Allergan PLC	1,099,076	179,786,852
Bristol-Myers Squibb Co.	2,739,444	167,873,128
Endo International PLC[a]	745,327	5,776,284
Johnson & Johnson	7,478,951	1,044,959,034
Mallinckrodt PLC[a,b]	303,444	6,845,697
Merck & Co. Inc.	8,471,309	476,680,558
Mylan NVa	1,743,784	73,779,501
Perrigo Co. PLC	430,401	37,513,751
Pfizer Inc.	19,367,789	701,501,318

		2,695,191,064
PROFESSIONAL SERVICES — 0.25%
Dun & Bradstreet Corp. (The)	72,569	8,592,895
IHS Markit Ltd.[a]	545,357	24,622,868
ManpowerGroup Inc.	220,589	27,818,479
Nielsen Holdings PLC	1,170,522	42,607,001

		103,641,243
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
CBRE Group Inc. Class Aa	535,033	23,172,279
Howard Hughes Corp. (The)[a]	110,558	14,512,949
Jones Lang LaSalle Inc.	146,386	21,801,267
Realogy Holdings Corp.	442,155	11,717,107

		71,203,602
ROAD & RAIL — 0.65%
AMERCO	16,149	6,102,869
CSX Corp.	284,479	15,649,190
Genesee & Wyoming Inc. Class Aa,b	197,663	15,562,008

Security	Shares	Value
Kansas City Southern	337,139	$35,473,765
Norfolk Southern Corp.	947,027	137,224,212
Old Dominion Freight Line Inc.	74,938	9,858,094
Ryder System Inc.	172,447	14,514,864
Union Pacific Corp.	239,788	32,155,571

		266,540,573
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.94%
Cypress Semiconductor Corp.	977,384	14,895,332
First Solar Inc.[a]	269,301	18,183,203
Intel Corp.	15,433,525	712,411,514
Marvell Technology Group Ltd.	1,300,807	27,928,326
Micron Technology Inc.[a]	875,049	35,982,015
Microsemi Corp.[a]	70,788	3,656,200
NXP Semiconductors NVa	484,573	56,738,653
ON Semiconductor Corp.[a]	75,685	1,584,844
Qorvo Inc.[a]	196,770	13,104,882
QUALCOMM Inc.	4,838,481	309,759,554
Teradyne Inc.	43,414	1,817,744
Versum Materials Inc.	320,682	12,137,814
Xilinx Inc.	43,766	2,950,704

		1,211,150,785
SOFTWARE — 1.33%
Autodesk Inc.[a]	122,537	12,845,554
CA Inc.	1,034,915	34,441,971
FireEye Inc.[a,b]	598,108	8,493,134
Guidewire Software Inc.[a,b]	151,874	11,278,163
Nuance Communications Inc.[a,b]	930,888	15,220,019
Oracle Corp.	8,774,421	414,854,625
SS&C Technologies Holdings Inc.	48,009	1,943,404
Synopsys Inc.[a]	452,318	38,555,586
Zynga Inc. Class Aa	2,558,243	10,232,972

		547,865,428
SPECIALTY RETAIL — 0.72%
Advance Auto Parts Inc.[b]	169,033	16,850,900
AutoNation Inc.[a,b]	188,802	9,691,207
AutoZone Inc.[a]	13,252	9,427,075
Bed Bath & Beyond Inc.	452,850	9,958,171
Best Buy Co. Inc.	838,086	57,383,748
Burlington Stores Inc.[a]	95,590	11,760,438
Dick’s Sporting Goods Inc.	59,051	1,697,126
Foot Locker Inc.	375,189	17,588,860
GameStop Corp. Class A	322,722	5,792,860
Gap Inc. (The)	743,846	25,335,395
L Brands Inc.	658,530	39,656,677
Michaels Companies Inc. (The)[a,b]	77,388	1,872,016
Murphy USA Inc.[a]	106,504	8,558,661
Penske Automotive Group Inc.	115,330	5,518,540
Sally Beauty Holdings Inc.[a,b]	271,127	5,086,343
Signet Jewelers Ltd.	198,259	11,211,546
Tiffany & Co.	354,808	36,882,292

284

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2017

Security	Shares	Value
Urban Outfitters Inc.[a,b]	265,460	$9,307,028
Williams-Sonoma Inc.	225,969	11,682,597

		295,261,480
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.69%
Hewlett Packard Enterprise Co.	5,298,175	76,081,793
HP Inc.	5,468,874	114,901,043
NetApp Inc.	127,817	7,070,836
Western Digital Corp.	829,533	65,972,760
Xerox Corp.	744,935	21,714,855

		285,741,287
TEXTILES, APPAREL & LUXURY GOODS — 0.36%
Michael Kors Holdings Ltd.[a]	433,509	27,289,392
PVH Corp.	254,945	34,981,003
Ralph Lauren Corp.	182,852	18,959,924
Skechers U.S.A. Inc. Class Aa	241,680	9,145,171
Tapestry Inc.	777,519	34,389,665
Under Armour Inc. Class Aa,b	161,493	2,330,344
Under Armour Inc. Class Ca,b	164,089	2,185,666
VF Corp.	278,102	20,579,548

		149,860,713
THRIFTS & MORTGAGE FINANCE — 0.05%
New York Community Bancorp. Inc.	1,543,128	20,091,527
TFS Financial Corp.	169,779	2,536,498

		22,628,025
TOBACCO — 1.18%
Philip Morris International Inc.	4,623,906	488,515,669

		488,515,669
TRADING COMPANIES & DISTRIBUTORS — 0.09%
Air Lease Corp.	293,765	14,127,159
MSC Industrial Direct Co. Inc. Class A	84,515	8,169,220
WESCO International Inc.[a]	151,765	10,342,785
WW Grainger Inc.	10,214	2,413,057

		35,052,221
TRANSPORTATION INFRASTRUCTURE — 0.04%
Macquarie Infrastructure Corp.	262,172	16,831,442

		16,831,442
WATER UTILITIES — 0.18%
American Water Works Co. Inc.	583,506	53,384,964
Aqua America Inc.	577,031	22,636,926

		76,021,890
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
Sprint Corp.[a,b]	2,042,330	12,029,324
T-Mobile U.S. Inc.[a]	372,103	23,632,262

Security	Shares	Value
Telephone & Data Systems Inc.	313,758	$8,722,472
U.S. Cellular Corp.[a,b]	50,595	1,903,890

		46,287,948

TOTAL COMMON STOCKS
(Cost: $34,496,102,447)		41,115,051,135
SHORT-TERM INVESTMENTS — 1.31%

MONEY MARKET FUNDS — 1.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	485,160,009	485,208,526
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	55,595,024	55,595,024

		540,803,550

TOTAL SHORT-TERM INVESTMENTS
(Cost: $540,786,979)		540,803,550

TOTAL INVESTMENTS IN SECURITIES — 101.03%
(Cost: $35,036,889,426)		41,655,854,685
Other Assets, Less Liabilities — (1.03)%		(425,138,239)

NET ASSETS — 100.00%		$41,230,716,446

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

285

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	358,116,180	127,043,829	[a]	—	485,160,009	$485,208,526	$—	[b]	$(39,330)	$(93,741)
BlackRock Cash Funds: Treasury, SL Agency Shares	65,379,258	—		(9,784,234)[a]	55,595,024	55,595,024	457,265		—	—
BlackRock Inc.	403,755	98,639		(95,485)	406,909	209,033,222	2,954,525		10,610,860	40,614,296
PNC Financial Services Group Inc. (The)	1,617,395	385,435		(419,299)	1,583,531	228,487,688	3,121,794		10,223,328	25,923,943

						$978,324,460	$6,533,584		$20,794,858	$66,444,498

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	597	Mar 2018	$79,879	$182,674
S&P MidCap 400 E-Mini	140	Mar 2018	26,634	79,393

				$262,067

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$41,115,051,135	$—	$—	$41,115,051,135
Money Market Funds	540,803,550	—	—	540,803,550

Total	$41,655,854,685	$—	$—	$41,655,854,685

Derivative financial instruments[a]
Assets
Futures Contracts	$262,067	$—	$—	$262,067

Total	$262,067	$—	$—	$262,067

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

286

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.61%

AEROSPACE & DEFENSE — 1.39%
AAR Corp.	652,415	$25,633,385
Aerojet Rocketdyne Holdings Inc.[a,b]	1,395,726	43,546,651
Aerovironment Inc.[a,b]	422,617	23,734,171
Astronics Corp.[a,b]	434,558	18,021,120
Axon Enterprise Inc.[a,b]	1,051,073	27,853,435
Cubic Corp.	509,795	30,052,415
Curtiss-Wright Corp.	889,348	108,367,054
Ducommun Inc.[a,b]	216,589	6,161,957
Engility Holdings Inc.[b]	374,085	10,612,791
Esterline Technologies Corp.[b]	527,639	39,414,633
KeyW Holding Corp. (The)[a,b]	976,420	5,731,585
KLX Inc.[b]	1,042,454	71,147,486
Kratos Defense & Security Solutions Inc.[a,b]	1,733,862	18,361,599
Mercury Systems Inc.[a,b]	944,888	48,519,999
Moog Inc. Class Ab	642,819	55,828,830
National Presto Industries Inc.	98,688	9,814,522
Sparton Corp.[a,b]	200,432	4,621,962
Triumph Group Inc.[a]	982,696	26,729,331
Vectrus Inc.[b]	220,928	6,815,629
Wesco Aircraft Holdings Inc.[a,b]	1,137,971	8,420,985

		589,389,540
AIR FREIGHT & LOGISTICS — 0.33%
Air Transport Services Group Inc.[a,b]	1,180,282	27,311,726
Atlas Air Worldwide Holdings Inc.[a,b]	468,438	27,473,889
Echo Global Logistics Inc.[a,b]	533,537	14,939,036
Forward Air Corp.	592,728	34,046,296
Hub Group Inc. Class Ab	655,356	31,391,552
Radiant Logistics Inc.[a,b]	793,524	3,650,210

		138,812,709
AIRLINES — 0.32%
Allegiant Travel Co.	255,227	39,496,378
Hawaiian Holdings Inc.[a]	1,045,050	41,645,242
SkyWest Inc.	1,023,306	54,337,549

		135,479,169
AUTO COMPONENTS — 1.19%
American Axle & Manufacturing Holdings Inc.[a,b]	1,994,612	33,968,242
Cooper Tire & Rubber Co.	1,036,475	36,639,391
Cooper-Standard Holdings Inc.[b]	347,118	42,521,955
Dana Inc.	2,932,994	93,885,138
Dorman Products Inc.[a,b]	541,001	33,076,801
Fox Factory Holding Corp.[a,b]	708,902	27,540,843
Gentherm Inc.[a,b]	741,992	23,558,246
Horizon Global Corp.[a,b]	501,620	7,032,712
LCI Industries	487,677	63,398,010
Modine Manufacturing Co.[a,b]	998,267	20,164,994
Motorcar Parts of America Inc.[a,b]	366,494	9,158,685
Shiloh Industries Inc.[a,b]	286,119	2,346,176
Standard Motor Products Inc.	430,262	19,323,067

Security	Shares	Value
Stoneridge Inc.[a,b]	547,759	$12,521,771
Superior Industries International Inc.	498,265	7,399,235
Tenneco Inc.	1,026,274	60,078,080
Tower International Inc.	400,628	12,239,185
VOXX International Corp.[a,b]	405,225	2,269,260

		507,121,791
AUTOMOBILES — 0.08%
Winnebago Industries Inc.	635,173	35,315,619

		35,315,619
BANKS — 10.14%
1st Source Corp.	326,961	16,168,221
Access National Corp.	296,817	8,263,385
ACNB Corp.	124,491	3,678,709
Allegiance Bancshares Inc.[a,b]	232,528	8,754,679
American National Bankshares Inc.	169,285	6,483,616
Ameris Bancorp.	736,922	35,519,640
Ames National Corp.	173,144	4,822,060
Arrow Financial Corp.	244,488	8,300,368
Atlantic Capital Bancshares Inc.[a,b]	424,571	7,472,450
Banc of California Inc.	884,734	18,269,757
BancFirst Corp.	342,734	17,530,844
Banco Latinoamericano de Comercio Exterior SA Class E	621,287	16,712,620
Bancorp. Inc. (The)[a,b]	1,006,088	9,940,149
BancorpSouth Bank	1,738,842	54,686,581
Bank of Commerce Holdings	310,345	3,568,968
Bank of Marin Bancorp.	134,231	9,127,708
Bank of NT Butterfield & Son Ltd. (The)	1,084,536	39,357,811
Bankwell Financial Group Inc.	119,145	4,091,439
Banner Corp.	666,218	36,721,936
Bar Harbor Bankshares	311,689	8,418,720
BCB Bancorp. Inc.	194,301	2,817,365
Berkshire Hills Bancorp. Inc.	811,297	29,693,470
Blue Hills Bancorp. Inc.	482,571	9,699,677
Boston Private Financial Holdings Inc.	1,680,560	25,964,652
Bridge Bancorp. Inc.	383,830	13,434,050
Brookline Bancorp. Inc.	1,524,078	23,928,025
Bryn Mawr Bank Corp.	378,321	16,721,788
Byline Bancorp Inc.[a,b]	136,326	3,131,408
C&F Financial Corp.	68,971	4,000,318
Cadence BanCorp[b]	403,564	10,944,656
Camden National Corp.	309,916	13,056,761
Capital City Bank Group Inc.	226,735	5,201,301
Capstar Financial Holdings Inc.[a,b]	171,266	3,557,195
Carolina Financial Corp.	379,980	14,116,257
Cathay General Bancorp.	1,537,168	64,822,375
CBTX Inc.	57,695	1,711,234
CenterState Bank Corp.	1,097,152	28,229,721
Central Pacific Financial Corp.	533,384	15,910,845
Central Valley Community Bancorp.	201,729	4,070,891
Century Bancorp. Inc./MA Class A	60,128	4,705,016
Chemical Financial Corp.	1,429,883	76,455,844
Chemung Financial Corp.	62,784	3,019,910
Citizens & Northern Corp.	241,504	5,796,096
City Holding Co.	304,115	20,518,639
Civista Bancshares Inc.	198,327	4,363,194

287

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Security	Shares	Value
CNB Financial Corp./PA	299,652	$7,862,868
CoBiz Financial Inc.	761,148	15,215,349
Codorus Valley Bancorp. Inc.	174,267	4,797,571
Columbia Banking System Inc.	1,454,858	63,199,032
Community Bank System Inc.	990,090	53,217,338
Community Bankers Trust Corp.[a,b]	433,683	3,534,516
Community Financial Corp. (The)	78,492	3,006,244
Community Trust Bancorp. Inc.	312,632	14,724,967
ConnectOne Bancorp. Inc.	610,223	15,713,242
County Bancorp. Inc.	94,150	2,801,904
Customers Bancorp. Inc.[b]	569,524	14,801,929
CVB Financial Corp.	2,093,152	49,314,661
DNB Financial Corp.[a]	62,675	2,112,148
Eagle Bancorp. Inc.[a,b]	634,682	36,748,088
Enterprise Bancorp. Inc./MA	192,688	6,561,026
Enterprise Financial Services Corp.	446,061	20,139,654
Equity Bancshares Inc. Class Aa,b	215,105	7,616,868
Evans Bancorp. Inc.	93,160	3,903,404
Farmers & Merchants Bancorp. Inc./Archbold OHa	176,261	7,191,449
Farmers Capital Bank Corp.	154,976	5,966,576
Farmers National Banc Corp.	522,769	7,710,843
FB Financial Corp.[a,b]	261,414	10,976,774
FCB Financial Holdings Inc. Class Aa,b	720,133	36,582,756
Fidelity Southern Corp.	446,103	9,725,045
Financial Institutions Inc.	295,267	9,182,804
First Bancorp. Inc./ME	206,049	5,610,714
First BanCorp./Puerto Rico[b]	3,871,881	19,746,593
First Bancorp./Southern Pines NCa	569,408	20,105,796
First Bancshares Inc. (The)[a]	210,524	7,199,921
First Busey Corp.	822,547	24,627,057
First Business Financial Services Inc.	177,606	3,928,645
First Citizens BancShares Inc./NC Class A	149,547	60,267,441
First Commonwealth Financial Corp.	1,950,830	27,935,886
First Community Bancshares Inc./VA	337,580	9,698,673
First Connecticut Bancorp. Inc./Farmington CT	285,760	7,472,624
First Financial Bancorp.	1,242,373	32,736,529
First Financial Bankshares Inc.	1,284,072	57,847,444
First Financial Corp./IN	214,237	9,715,648
First Financial Northwest Inc.	169,462	2,628,356
First Foundation Inc.[a,b]	577,134	10,700,064
First Guaranty Bancshares Inc.	84,811	2,120,275
First Internet Bancorp.	161,546	6,162,980
First Interstate BancSystem Inc. Class Aa	524,768	21,016,958
First Merchants Corp.	830,336	34,923,932
First Mid-Illinois Bancshares Inc.	202,575	7,807,241
First Midwest Bancorp. Inc.	2,059,080	49,438,511
First Northwest Bancorp.[a,b]	206,177	3,360,685
First of Long Island Corp. (The)	473,058	13,482,153
Flushing Financial Corp.	566,032	15,565,880
FNB Bancorp./CA	104,984	3,830,866
Franklin Financial Network Inc.[a,b]	239,611	8,170,735
Fulton Financial Corp.	3,458,530	61,907,687
German American Bancorp. Inc.	430,649	15,214,829
Glacier Bancorp. Inc.	1,578,435	62,174,555
Great Southern Bancorp. Inc.	224,639	11,602,604
Great Western Bancorp. Inc.	1,202,730	47,868,654
Green Bancorp. Inc.[a,b]	428,995	8,708,599

Security	Shares	Value
Guaranty Bancorp.	476,683	$13,180,285
Guaranty Bancshares Inc./TX	41,797	1,281,078
Hancock Holding Co.	1,700,223	84,161,038
Hanmi Financial Corp.	640,013	19,424,395
HarborOne Bancorp Inc.[a,b]	262,562	5,030,688
Heartland Financial USA Inc.	499,285	26,786,640
Heritage Commerce Corp.	730,315	11,188,426
Heritage Financial Corp./WA	598,445	18,432,106
Hilltop Holdings Inc.	1,478,120	37,440,780
Home BancShares Inc./AR	3,179,159	73,915,447
HomeTrust Bancshares Inc.[a,b]	341,095	8,783,196
Hope Bancorp Inc.	2,616,724	47,755,213
Horizon Bancorp./IN	464,708	12,918,882
Howard Bancorp. Inc.[a,b]	176,394	3,880,668
IBERIABANK Corp.	1,020,202	79,065,655
Independent Bank Corp./MI	413,178	9,234,528
Independent Bank Corp./Rockland MA	544,478	38,031,788
Independent Bank Group Inc.	362,764	24,522,846
International Bancshares Corp.	1,116,064	44,307,741
Investar Holding Corp.	164,143	3,955,846
Investors Bancorp. Inc.	5,209,606	72,309,331
Lakeland Bancorp. Inc.	910,200	17,521,350
Lakeland Financial Corp.	485,005	23,517,892
LCNB Corp.	179,248	3,665,622
LegacyTexas Financial Group Inc.	905,307	38,213,008
Live Oak Bancshares Inc.[a]	458,095	10,925,566
Macatawa Bank Corp.	529,086	5,290,860
MainSource Financial Group Inc.	500,667	18,179,219
MB Financial Inc.	1,634,303	72,759,170
MBT Financial Corp.	359,721	3,813,043
Mercantile Bank Corp.	327,555	11,585,620
Metropolitan Bank Holding Corp.[b]	74,507	3,136,745
Middlefield Banc Corp.	52,361	2,523,800
Midland States Bancorp. Inc.	317,311	10,306,261
MidSouth Bancorp. Inc.[a]	298,115	3,950,024
MidWestOne Financial Group Inc.	225,121	7,548,307
MutualFirst Financial Inc.	123,240	4,750,902
National Bank Holdings Corp. Class A	499,829	16,209,454
National Bankshares Inc.	136,839	6,219,333
National Commerce Corp.[a,b]	224,414	9,032,664
NBT Bancorp. Inc.	860,477	31,665,554
Nicolet Bankshares Inc.[a,b]	177,897	9,738,082
Northeast Bancorp	145,610	3,370,872
Northrim BanCorp. Inc.	135,446	4,584,847
Norwood Financial Corp.	114,487	3,778,071
OFG Bancorp.	906,128	8,517,603
Ohio Valley Banc Corp.[a]	82,478	3,332,111
Old Line Bancshares Inc.	170,146	5,009,098
Old National Bancorp./IN	2,708,510	47,263,500
Old Point Financial Corp.	71,682	2,132,540
Old Second Bancorp. Inc.	593,613	8,102,817
Opus Bank[a,b]	402,992	11,001,682
Orrstown Financial Services Inc.	150,972	3,812,043
Pacific Mercantile Bancorp.[a,b]	348,994	3,053,698
Pacific Premier Bancorp. Inc.[a,b]	794,346	31,773,840
Paragon Commercial Corp.[b]	83,707	4,454,049
Park National Corp.	270,491	28,131,064
Parke Bancorp. Inc.	115,633	2,376,258
Peapack Gladstone Financial Corp.	336,687	11,790,779
Penns Woods Bancorp. Inc.	92,408	4,304,365

288

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Security	Shares	Value
People’s Utah Bancorp.	271,762	$8,234,389
Peoples Bancorp. Inc./OH	338,293	11,035,118
Peoples Bancorp. of North Carolina Inc.	92,654	2,843,551
Peoples Financial Services Corp.	144,004	6,707,706
Preferred Bank/Los Angeles CA	262,368	15,421,991
Premier Financial Bancorp. Inc.	190,961	3,834,497
QCR Holdings Inc.	242,365	10,385,340
RBB Bancorp[a]	77,770	2,128,565
Reliant Bancorp Inc.	139,060	3,565,498
Renasant Corp.	914,533	37,395,254
Republic Bancorp. Inc./KY Class A	194,507	7,395,156
Republic First Bancorp. Inc.[a,b]	978,027	8,264,328
S&T Bancorp. Inc.	696,411	27,724,122
Sandy Spring Bancorp. Inc.	474,915	18,531,183
Seacoast Banking Corp. of Florida[a,b]	865,706	21,824,448
ServisFirst Bancshares Inc.[a]	935,968	38,842,672
Shore Bancshares Inc.	253,864	4,239,529
Sierra Bancorp.	247,454	6,572,378
Simmons First National Corp. Class A	837,223	47,805,433
SmartFinancial Inc.[a,b]	143,741	3,119,180
South State Corp.	728,320	63,473,088
Southern First Bancshares Inc.[a,b]	131,326	5,417,198
Southern National Bancorp. of Virginia Inc.	433,065	6,942,032
Southside Bancshares Inc.	539,787	18,180,026
State Bank Financial Corp.	766,430	22,870,271
Sterling Bancorp./DE	4,300,547	105,793,456
Stock Yards Bancorp. Inc.	439,019	16,551,016
Summit Financial Group Inc.	219,910	5,788,031
Sun Bancorp. Inc./NJa	214,759	5,218,644
Sunshine Bancorp. Inc.[a,b]	151,005	3,464,055
Texas Capital Bancshares Inc.[a,b]	1,004,991	89,343,700
Tompkins Financial Corp.	296,162	24,092,779
TowneBank/Portsmouth VA	1,140,120	35,058,690
TriCo Bancshares	413,230	15,644,888
TriState Capital Holdings Inc.[a,b]	451,062	10,374,426
Triumph Bancorp. Inc.[b]	354,019	11,151,599
Trustmark Corp.	1,372,067	43,714,055
Two River Bancorp.	144,410	2,618,153
UMB Financial Corp.	913,086	65,669,145
Umpqua Holdings Corp.	4,467,453	92,923,022
Union Bankshares Corp.	874,974	31,647,810
Union Bankshares Inc./Morrisville VTa	84,809	4,490,637
United Bankshares Inc./WV	2,017,611	70,111,982
United Community Banks Inc./GA	1,445,440	40,674,682
United Security Bancshares/Fresno CA	263,112	2,894,232
Unity Bancorp. Inc.	157,923	3,118,979
Univest Corp. of Pennsylvania	520,329	14,595,228
Valley National Bancorp.	5,208,597	58,440,458
Veritex Holdings Inc.[a,b]	323,671	8,930,083
Washington Trust Bancorp. Inc.	305,445	16,264,946
WashingtonFirst Bankshares Inc.	203,248	6,963,276
WesBanco Inc.	851,393	34,609,125
West Bancorp. Inc.	332,309	8,357,571
Westamerica Bancorp.	517,120	30,794,496
Wintrust Financial Corp.	1,118,951	92,167,994

Security	Shares	Value
Xenith Bankshares Inc.[b]	103,058	$3,486,452

		4,300,600,793
BEVERAGES — 0.26%
Boston Beer Co. Inc. (The) Class Aa,b	167,862	32,078,428
Castle Brands Inc.[a,b]	1,754,025	2,139,910
Coca-Cola Bottling Co. Consolidated	95,073	20,465,414
Craft Brew Alliance Inc.[a,b]	256,641	4,927,507
MGP Ingredients Inc.[a]	260,283	20,010,557
National Beverage Corp.[a]	236,122	23,007,728
Primo Water Corp.[a,b]	507,491	6,379,162

		109,008,706
BIOTECHNOLOGY — 6.08%
Abeona Therapeutics Inc.[a,b]	569,411	9,025,164
Acceleron Pharma Inc.[a,b]	759,608	32,237,763
Achaogen Inc.[a,b]	687,528	7,384,051
Achillion Pharmaceuticals Inc.[a,b]	2,428,218	6,993,268
Acorda Therapeutics Inc.[a,b]	879,182	18,858,454
Adamas Pharmaceuticals Inc.[a,b]	300,533	10,185,063
Aduro Biotech Inc.[a,b]	873,388	6,550,410
Advaxis Inc.[a,b]	726,324	2,062,760
Agenus Inc.[a,b]	1,487,986	4,850,834
Aileron Therapeutics Inc.[a,b]	105,982	1,117,050
Aimmune Therapeutics Inc.[a,b]	709,224	26,822,852
Akebia Therapeutics Inc.[a,b]	913,181	13,579,001
Alder Biopharmaceuticals Inc.[a,b]	1,282,908	14,689,297
Allena Pharmaceuticals Inc.[a,b]	111,356	1,120,241
AMAG Pharmaceuticals Inc.[a,b]	714,024	9,460,818
Amicus Therapeutics Inc.[a,b]	3,377,486	48,602,024
AnaptysBio Inc.[b]	360,242	36,283,574
Anavex Life Sciences Corp.[a,b]	752,613	2,423,414
Apellis Pharmaceuticals Inc.[a,b]	223,747	4,855,310
Ardelyx Inc.[a,b]	690,136	4,554,898
Arena Pharmaceuticals Inc.[b]	792,536	26,922,448
Array BioPharma Inc.[a,b]	4,027,017	51,545,818
Asterias Biotherapeutics Inc.[a,b]	525,440	1,182,240
Atara Biotherapeutics Inc.[a,b]	522,689	9,460,671
Athenex Inc.[a,b]	150,072	2,386,145
Athersys Inc.[a,b]	2,127,825	3,851,363
Audentes Therapeutics Inc.[a,b]	313,320	9,791,250
Avexis Inc.[a,b]	495,535	54,840,858
Axovant Sciences Ltd.[a,b]	648,796	3,419,155
Bellicum Pharmaceuticals Inc.[a,b]	545,520	4,587,823
BioCryst Pharmaceuticals Inc.[a,b]	1,984,805	9,745,393
Biohaven Pharmaceutical Holding Co. Ltd.[b]	211,024	5,693,428
BioSpecifics Technologies Corp.[b]	115,569	5,007,605
BioTime Inc.[a,b]	1,599,670	3,439,290
Bluebird Bio Inc.[a,b]	984,650	175,366,165
Blueprint Medicines Corp.[a,b]	859,468	64,812,482
Calithera Biosciences Inc.[b]	616,761	5,149,954
Calyxt Inc.[a,b]	162,546	3,580,888
Cara Therapeutics Inc.[a,b]	540,389	6,614,361
Cascadian Therapeutics Inc.[b]	692,590	2,562,583
Catalyst Pharmaceuticals Inc.[a,b]	1,431,812	5,598,385
Celcuity Inc.[a,b]	57,695	1,093,320
Celldex Therapeutics Inc.[a,b]	2,438,054	6,924,073

289

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Security	Shares	Value
ChemoCentryx Inc.[a,b]	492,952	$2,933,064
Chimerix Inc.[a,b]	940,293	4,353,557
Clovis Oncology Inc.[a,b]	885,083	60,185,644
Coherus Biosciences Inc.[a,b]	772,681	6,799,593
Conatus Pharmaceuticals Inc.[a,b]	516,917	2,388,157
Concert Pharmaceuticals Inc.[b]	366,116	9,471,421
Corbus Pharmaceuticals Holdings Inc.[a,b]	894,866	6,353,549
Corvus Pharmaceuticals Inc.[a,b]	170,328	1,764,598
Curis Inc.[b]	2,334,799	1,634,359
Cytokinetics Inc.[a,b]	838,025	6,829,904
CytomX Therapeutics Inc.[a,b]	584,002	12,328,282
Deciphera Pharmaceuticals Inc.[b]	170,441	3,863,897
Dyax Corp.[b,c]	2,384,154	5,459,713
Dynavax Technologies Corp.[a,b]	1,231,631	23,031,500
Eagle Pharmaceuticals Inc./DEa,b	164,121	8,767,344
Edge Therapeutics Inc.[a,b]	398,824	3,736,981
Editas Medicine Inc.[a,b]	684,249	21,026,972
Emergent BioSolutions Inc.[b]	686,148	31,885,298
Enanta Pharmaceuticals Inc.[a,b]	311,424	18,274,360
Epizyme Inc.[a,b]	991,666	12,445,408
Esperion Therapeutics Inc.[a,b]	341,900	22,510,696
Exact Sciences Corp.[a,b]	2,368,331	124,432,111
Fate Therapeutics Inc.[a,b]	770,311	4,706,600
FibroGen Inc.[a,b]	1,407,075	66,695,355
Five Prime Therapeutics Inc.[a,b]	550,751	12,072,462
Flexion Therapeutics Inc.[a,b]	663,359	16,610,509
Fortress Biotech Inc.[a,b]	671,636	2,679,828
Foundation Medicine Inc.[a,b]	292,159	19,925,244
G1 Therapeutics Inc.[b]	157,128	3,117,420
Genocea Biosciences Inc.[a,b]	578,591	671,166
Genomic Health Inc.[a,b]	393,428	13,455,238
Geron Corp.[a,b]	2,996,427	5,393,569
Global Blood Therapeutics Inc.[a,b]	744,034	29,277,738
Halozyme Therapeutics Inc.[a,b]	2,418,613	49,001,099
Heron Therapeutics Inc.[a,b]	914,743	16,556,848
Idera Pharmaceuticals Inc.[a,b]	2,861,200	6,037,132
Ignyta Inc.[a,b]	1,191,867	31,822,849
Immune Design Corp.[a,b]	653,799	2,549,816
ImmunoGen Inc.[a,b]	2,022,102	12,961,674
Immunomedics Inc.[a,b]	2,059,979	33,289,261
Inovio Pharmaceuticals Inc.[a,b]	1,637,708	6,763,734
Insmed Inc.[a,b]	1,511,345	47,123,737
Insys Therapeutics Inc.[a,b]	481,285	4,629,962
Intellia Therapeutics Inc.[a,b]	285,583	5,488,905
Invitae Corp.[a,b]	833,470	7,567,908
Iovance Biotherapeutics Inc.[a,b]	1,245,868	9,966,944
Ironwood Pharmaceuticals Inc.[a,b]	2,736,571	41,021,199
Jounce Therapeutics Inc.[a,b]	289,483	3,690,908
Karyopharm Therapeutics Inc.[a,b]	679,817	6,526,243
Keryx Biopharmaceuticals Inc.[a,b]	1,803,547	8,386,494
Kindred Biosciences Inc.[a,b]	447,888	4,232,542
Kura Oncology Inc.[a,b]	389,513	5,959,549
La Jolla Pharmaceutical Co.[a,b]	353,295	11,369,033
Lexicon Pharmaceuticals Inc.[a,b]	863,578	8,532,151
Ligand Pharmaceuticals Inc.[a,b]	414,595	56,770,493
Loxo Oncology Inc.[a,b]	463,632	39,028,542
MacroGenics Inc.[a,b]	683,498	12,986,462

Security	Shares	Value
Madrigal Pharmaceuticals Inc.[b]	82,870	$7,606,637
Matinas BioPharma Holdings Inc.[b]	1,066,641	1,237,304
MediciNova Inc.[a,b]	661,863	4,282,254
Merrimack Pharmaceuticals Inc.[a]	262,303	2,688,606
Mersana Therapeutics Inc.[a,b]	100,970	1,658,937
MiMedx Group Inc.[a,b]	2,089,173	26,344,472
Minerva Neurosciences Inc.[a,b]	568,778	3,441,107
Miragen Therapeutics Inc.[b]	252,554	2,634,138
Momenta Pharmaceuticals Inc.[b]	1,488,125	20,759,344
Myriad Genetics Inc.[a,b]	1,304,497	44,802,949
NantKwest Inc.[a,b]	617,440	2,772,306
Natera Inc.[a,b]	631,373	5,676,043
NewLink Genetics Corp.[a,b]	589,086	4,777,487
Novavax Inc.[a,b]	5,694,080	7,060,659
Novelion Therapeutics Inc.[b]	305,659	953,656
Nymox Pharmaceutical Corp.[a,b]	569,926	1,880,756
Oncocyte Corp.[a,b]	72,740	338,241
Organovo Holdings Inc.[a,b]	2,016,382	2,701,952
Otonomy Inc.[a,b]	570,118	3,164,155
Ovid therapeutics Inc.[a,b]	102,056	1,007,293
PDL BioPharma Inc.[b]	3,152,652	8,638,266
Pieris Pharmaceuticals Inc.[a,b]	693,959	5,239,390
Portola Pharmaceuticals Inc.[a,b]	1,147,218	55,846,572
Progenics Pharmaceuticals Inc.[a,b]	1,425,306	8,480,571
Protagonist Therapeutics Inc.[a,b]	189,684	3,945,427
Prothena Corp. PLC[a,b]	782,125	29,321,866
PTC Therapeutics Inc.[a,b]	810,527	13,519,590
Puma Biotechnology Inc.[a,b]	579,247	57,258,566
Ra Pharmaceuticals Inc.[b]	237,687	2,020,339
Radius Health Inc.[a,b]	761,228	24,184,214
Recro Pharma Inc.[b]	275,157	2,545,202
REGENXBIO Inc.[b]	556,154	18,492,120
Repligen Corp.[a,b]	759,150	27,541,962
Retrophin Inc.[a,b]	770,943	16,243,769
Rhythm Pharmaceuticals Inc.[b]	170,161	4,944,879
Rigel Pharmaceuticals Inc.[a,b]	2,993,966	11,616,588
Sage Therapeutics Inc.[a,b]	761,344	125,400,970
Sangamo Therapeutics Inc.[a,b]	1,696,122	27,816,401
Sarepta Therapeutics Inc.[a,b]	1,233,087	68,608,961
Selecta Biosciences Inc.[a,b]	275,566	2,703,302
Seres Therapeutics Inc.[a,b]	411,427	4,171,870
Spark Therapeutics Inc.[a,b]	543,025	27,922,345
Spectrum Pharmaceuticals Inc.[a,b]	1,756,080	33,277,716
Spero Therapeutics Inc.[b]	124,750	1,465,812
Stemline Therapeutics Inc.[a,b]	455,418	7,104,521
Strongbridge Biopharma PLC[b]	435,231	3,155,425
Syndax Pharmaceuticals Inc.[a,b]	210,080	1,840,301
Synergy Pharmaceuticals Inc.[a,b]	4,583,340	10,220,848
Syros Pharmaceuticals Inc.[a,b]	250,707	2,439,379
TG Therapeutics Inc.[a,b]	977,893	8,018,723
Tocagen Inc.[b]	363,917	3,730,149
Trevena Inc.[a,b]	1,130,269	1,808,430
Ultragenyx Pharmaceutical Inc.[a,b]	806,500	37,405,470
Vanda Pharmaceuticals Inc.[a,b]	885,486	13,459,387
VBI Vaccines Inc.[a,b]	703,116	3,002,305
Veracyte Inc.[b]	472,190	3,083,401
Versartis Inc.[a,b]	652,947	1,436,483
Voyager Therapeutics Inc.[a,b]	294,423	4,887,422
vTv Therapeutics Inc. Class Aa,b	151,907	912,961
XBiotech Inc.[a,b]	424,435	1,672,274

290

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Security	Shares	Value
Xencor Inc.[a,b]	766,936	$16,811,237
ZIOPHARM Oncology Inc.[a,b]	2,643,663	10,944,765

		2,581,505,441
BUILDING PRODUCTS — 1.41%
AAON Inc.	830,028	30,462,028
Advanced Drainage Systems Inc.	709,699	16,926,321
American Woodmark Corp.[b]	283,403	36,913,241
Apogee Enterprises Inc.	568,970	26,018,998
Armstrong Flooring Inc.[a,b]	436,318	7,382,501
Builders FirstSource Inc.[a,b]	2,232,611	48,648,594
Caesarstone Ltd.[b]	460,017	10,120,374
Continental Building Products Inc.[a,b]	761,100	21,424,965
CSW Industrials Inc.[b]	290,661	13,355,873
Gibraltar Industries Inc.[a,b]	642,829	21,213,357
Griffon Corp.	589,291	11,992,072
Insteel Industries Inc.[a]	367,206	10,399,274
JELD-WEN Holding Inc.[b]	1,356,023	53,386,625
Masonite International Corp.[b]	571,637	42,386,883
NCI Building Systems Inc.[a,b]	805,559	15,547,289
Patrick Industries Inc.[b]	491,027	34,101,825
PGT Innovations Inc.[a,b]	973,548	16,404,284
Ply Gem Holdings Inc.[a,b]	452,644	8,373,914
Quanex Building Products Corp.	690,836	16,165,562
Simpson Manufacturing Co. Inc.	825,978	47,419,397
Trex Co. Inc.[b]	594,459	64,433,411
Universal Forest Products Inc.	1,209,046	45,484,310

		598,561,098
CAPITAL MARKETS — 1.39%
Arlington Asset Investment Corp. Class Aa	480,109	5,655,684
Artisan Partners Asset Management Inc. Class A	912,288	36,035,376
Associated Capital Group Inc. Class Aa	102,704	3,502,206
B. Riley Financial Inc.[a]	435,878	7,889,392
Cohen & Steers Inc.	430,192	20,343,780
Cowen Inc. Class Aa,b	549,860	7,505,589
Diamond Hill Investment Group Inc.	65,454	13,526,724
Donnelley Financial Solutions Inc.[b]	693,067	13,507,876
Evercore Inc. Class A	775,878	69,829,020
Financial Engines Inc.	1,196,081	36,241,254
GAIN Capital Holdings Inc.[a]	733,281	7,332,810
GAMCO Investors Inc. Class Aa	100,447	2,978,253
Greenhill & Co. Inc.[a]	488,196	9,519,822
Hamilton Lane Inc. Class A	290,544	10,282,352
Houlihan Lokey Inc.	540,587	24,558,867
INTL. FCStone Inc.[a,b]	305,137	12,977,477
Investment Technology Group Inc.	680,944	13,108,172
Ladenburg Thalmann Financial Services Inc.[a]	2,072,769	6,549,950
Medley Management Inc. Class A	129,440	841,360
Moelis & Co. Class A	629,567	30,533,999
OM Asset Management PLC	1,518,666	25,437,655
Oppenheimer Holdings Inc. Class A	209,097	5,603,800
Piper Jaffray Companies	296,591	25,580,974
PJT Partners Inc. Class Aa	370,093	16,876,241

Security	Shares	Value
Pzena Investment Management Inc. Class A	343,909	$3,669,509
Safeguard Scientifics Inc.[a,b]	405,968	4,546,842
Silvercrest Asset Management Group Inc. Class A	140,566	2,256,084
Stifel Financial Corp.	1,344,185	80,059,659
Value Line Inc.	23,795	460,433
Virtu Financial Inc. Class Aa	514,162	9,409,165
Virtus Investment Partners Inc.	139,016	15,993,791
Waddell & Reed Financial Inc. Class A	1,439,259	32,153,046
Westwood Holdings Group Inc.	166,125	10,999,136
WisdomTree Investments Inc.	2,036,038	25,552,277

		591,318,575
CHEMICALS — 2.22%
A Schulman Inc.	577,220	21,501,445
Advanced Emissions Solutions Inc.[a]	175,747	1,697,716
AdvanSix Inc.[a,b]	603,964	25,408,766
AgroFresh Solutions Inc.[a,b]	468,092	3,463,881
American Vanguard Corp.	577,533	11,348,524
Balchem Corp.	635,543	51,224,766
Calgon Carbon Corp.	1,018,621	21,696,627
Chase Corp.	142,846	17,212,943
Codexis Inc.[a,b]	854,762	7,137,263
Core Molding Technologies Inc.[a]	145,892	3,165,856
Ferro Corp.[b]	1,700,295	40,109,959
Flotek Industries Inc.[a,b]	1,120,904	5,223,413
FutureFuel Corp.	514,759	7,252,954
GCP Applied Technologies Inc.[a,b]	1,446,257	46,135,598
Hawkins Inc.	198,387	6,983,222
HB Fuller Co.	1,014,209	54,635,439
Ingevity Corp.[b]	856,011	60,323,095
Innophos Holdings Inc.	389,420	18,197,597
Innospec Inc.	483,175	34,112,155
Intrepid Potash Inc.[a,b]	1,913,551	9,108,503
KMG Chemicals Inc.[a]	266,101	17,583,954
Koppers Holdings Inc.[b]	418,188	21,285,769
Kraton Corp.[a,b]	604,471	29,117,368
Kronos Worldwide Inc.	457,158	11,780,962
LSB Industries Inc.[a,b]	449,041	3,933,599
Minerals Technologies Inc.	709,076	48,819,883
OMNOVA Solutions Inc.[b]	887,080	8,870,800
PolyOne Corp.	1,622,493	70,578,446
PQ Group Holdings Inc.[b]	605,489	9,960,294
Quaker Chemical Corp.	261,998	39,506,678
Rayonier Advanced Materials Inc.	864,802	17,685,201
Sensient Technologies Corp.	882,066	64,523,128
Stepan Co.	402,019	31,747,440
Trecora Resources[a,b]	392,198	5,294,673
Tredegar Corp.	527,732	10,132,454
Trinseo SA	895,354	65,002,700
Tronox Ltd. Class A	1,773,875	36,382,176
Valhi Inc.	513,701	3,169,535

		941,314,782
COMMERCIAL SERVICES & SUPPLIES — 2.37%
ABM Industries Inc.	1,121,605	42,306,941
ACCO Brands Corp.[a,b]	2,119,998	25,863,976
Advanced Disposal Services Inc.[b]	878,686	21,035,743

291

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Security	Shares	Value
Aqua Metals Inc.[a,b]	350,116	$745,747
ARC Document Solutions Inc.[b]	845,177	2,155,201
Brady Corp. Class A	940,718	35,653,212
Brink’s Co. (The)	924,868	72,787,112
Casella Waste Systems Inc. Class Aa,b	793,904	18,275,670
CECO Environmental Corp.	621,704	3,189,342
CompX International Inc.	33,091	440,110
Covanta Holding Corp.	2,362,821	39,931,675
Deluxe Corp.	972,707	74,742,806
Ennis Inc.	509,806	10,578,475
Essendant Inc.	765,281	7,094,155
Healthcare Services Group Inc.	1,430,874	75,435,677
Heritage-Crystal Clean Inc.[a,b]	293,341	6,380,167
Herman Miller Inc.	1,202,549	48,162,087
HNI Corp.	873,484	33,690,278
Hudson Technologies Inc.[a,b]	775,785	4,709,015
InnerWorkings Inc.[a,b]	914,137	9,168,794
Interface Inc.	1,202,707	30,248,081
Kimball International Inc. Class B	736,415	13,748,868
Knoll Inc.	981,789	22,620,419
LSC Communications Inc.	686,562	10,401,414
Matthews International Corp. Class A	630,358	33,282,902
McGrath RentCorp	470,825	22,119,358
Mobile Mini Inc.	888,530	30,654,285
MSA Safety Inc.	672,132	52,103,673
Multi-Color Corp.[a]	276,957	20,730,231
NL Industries Inc.[a,b]	173,043	2,465,863
Quad/Graphics Inc.	638,897	14,439,072
RR Donnelley & Sons Co.	1,426,710	13,268,403
SP Plus Corp.[b]	351,052	13,024,029
Steelcase Inc. Class A	1,699,892	25,838,358
Team Inc.[a,b]	594,594	8,859,451
Tetra Tech Inc.	1,123,509	54,096,958
U.S. Ecology Inc.	442,436	22,564,236
UniFirst Corp./MAa	306,018	50,462,368
Viad Corp.	405,489	22,464,091
VSE Corp.	174,730	8,462,174

		1,004,200,417
COMMUNICATIONS EQUIPMENT — 1.60%
Acacia Communications Inc.[a,b]	375,233	13,594,692
ADTRAN Inc.	981,939	19,000,520
Aerohive Networks Inc.[a,b]	626,211	3,650,810
Applied Optoelectronics Inc.[a,b]	371,636	14,055,274
CalAmp Corp.[a,b]	704,600	15,099,578
Calix Inc.[a,b]	869,224	5,171,883
Ciena Corp.[a,b]	2,848,350	59,615,965
Clearfield Inc.[a,b]	230,593	2,824,764
Comtech Telecommunications Corp.	464,294	10,270,183
Digi International Inc.[b]	531,710	5,077,830
EMCORE Corp.[b]	494,713	3,190,899
Extreme Networks Inc.[a,b]	2,260,663	28,303,501
Finisar Corp.[a,b]	2,299,534	46,795,517
Harmonic Inc.[a,b]	1,600,284	6,721,193
Infinera Corp.[a,b]	2,930,863	18,552,363
InterDigital Inc./PA	698,490	53,190,013

Security	Shares	Value
KVH Industries Inc.[a,b]	306,991	$3,177,357
Lumentum Holdings Inc.[a,b]	1,237,037	60,491,109
NETGEAR Inc.[a,b]	630,491	37,041,346
NetScout Systems Inc.[a,b]	1,700,607	51,783,483
Oclaro Inc.[a,b]	3,338,045	22,498,423
Plantronics Inc.	664,229	33,463,857
Quantenna Communications Inc.[a,b]	419,528	5,118,242
Ribbon Communications Inc.[b]	943,388	7,292,389
Ubiquiti Networks Inc.[a,b]	451,913	32,094,861
ViaSat Inc.[a,b]	1,072,121	80,248,257
Viavi Solutions Inc.[a,b]	4,632,724	40,490,008

		678,814,317
CONSTRUCTION & ENGINEERING — 1.25%
Aegion Corp.[a,b]	664,387	16,895,361
Ameresco Inc. Class Aa,b	372,825	3,206,295
Argan Inc.	290,448	13,070,160
Chicago Bridge & Iron Co. NVa	2,027,641	32,726,126
Comfort Systems USA Inc.	741,572	32,369,618
Dycom Industries Inc.[a,b]	606,590	67,592,324
EMCOR Group Inc.	1,183,623	96,761,180
Granite Construction Inc.	799,202	50,693,383
Great Lakes Dredge & Dock Corp.[a,b]	1,153,799	6,230,514
HC2 Holdings Inc.[a,b]	824,328	4,904,752
IES Holdings Inc.[a,b]	174,695	3,013,489
KBR Inc.	2,836,137	56,240,597
Layne Christensen Co.[a,b]	359,556	4,512,428
MasTec Inc.[a,b]	1,342,697	65,725,018
MYR Group Inc.[a,b]	323,595	11,562,049
Northwest Pipe Co.[a,b]	189,032	3,618,072
NV5 Global Inc.[a,b]	158,388	8,576,710
Orion Group Holdings Inc.[a,b]	540,330	4,230,784
Primoris Services Corp.	795,853	21,639,243
Sterling Construction Co. Inc.[a,b]	520,472	8,473,284
Tutor Perini Corp.[a,b]	754,179	19,118,438

		531,159,825
CONSTRUCTION MATERIALS — 0.24%
Forterra Inc.[a,b]	379,528	4,212,761
Summit Materials Inc. Class Aa,b	2,233,397	70,218,001
U.S. Concrete Inc.[a,b]	316,949	26,512,784
U.S. Lime & Minerals Inc.	41,998	3,238,046

		104,181,592
CONSUMER FINANCE — 0.61%
Elevate Credit Inc.[a,b]	309,634	2,331,544
Encore Capital Group Inc.[a,b]	483,891	20,371,811
Enova International Inc.[b]	697,701	10,605,055
EZCORP Inc. Class Aa,b	1,028,510	12,547,822
FirstCash Inc.	934,446	63,028,383
Green Dot Corp. Class Aa,b	930,304	56,060,119
LendingClub Corp.[a,b]	6,496,523	26,830,640
Nelnet Inc. Class A	383,733	21,020,894
PRA Group Inc.[a,b]	900,030	29,880,996
Regional Management Corp.[a,b]	222,006	5,840,978

292

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Security	Shares	Value
World Acceptance Corp.[b]	120,323	$9,712,472

		258,230,714
CONTAINERS & PACKAGING — 0.12%
Greif Inc. Class A NVS	514,843	31,189,189
Greif Inc. Class B	111,879	7,758,809
Myers Industries Inc.	468,767	9,140,957
UFP Technologies Inc.[a,b]	130,013	3,614,361

		51,703,316
DISTRIBUTORS — 0.08%
Core-Mark Holding Co. Inc.	920,455	29,067,969
Funko Inc. Class Aa,b	217,503	1,446,395
Weyco Group Inc.	128,284	3,812,600

		34,326,964
DIVERSIFIED CONSUMER SERVICES — 0.88%
Adtalem Global Education Inc.	1,214,385	51,064,889
American Public Education Inc.[a,b]	328,998	8,241,400
Ascent Capital Group Inc. Class Aa,b	224,040	2,574,220
Bridgepoint Education Inc.[b]	375,338	3,115,305
Cambium Learning Group Inc.[b]	273,307	1,552,384
Capella Education Co.	230,675	17,854,245
Career Education Corp.[a,b]	1,373,962	16,597,461
Carriage Services Inc.	298,157	7,665,616
Chegg Inc.[a,b]	1,923,365	31,389,317
Collectors Universe Inc.	155,500	4,453,520
Grand Canyon Education Inc.[a,b]	942,784	84,407,451
Houghton Mifflin Harcourt Co.[b]	2,095,046	19,483,928
K12 Inc.[b]	778,460	12,377,514
Laureate Education Inc. Class Aa,b	1,125,479	15,261,495
Liberty Tax Inc.	136,422	1,500,642
Regis Corp.[a,b]	719,876	11,057,295
Sotheby’sb	767,055	39,580,038
Strayer Education Inc.	213,163	19,095,142
Weight Watchers International Inc.[a,b]	564,346	24,989,241

		372,261,103
DIVERSIFIED FINANCIAL SERVICES — 0.08%
Cannae Holdings Inc.[b]	1,263,059	21,509,895
Marlin Business Services Corp.	184,815	4,139,856
On Deck Capital Inc.[a,b]	1,025,634	5,887,139
Tiptree Inc.	515,842	3,069,260

		34,606,150
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.63%
ATN International Inc.	213,258	11,784,637
Cincinnati Bell Inc.[b]	845,856	17,636,098
Cogent Communications Holdings Inc.	835,738	37,858,931
Consolidated Communications Holdings Inc.	1,318,983	16,078,403
Frontier Communications Corp.[a]	1,648,305	11,142,542

Security	Shares	Value
General Communication Inc. Class Aa,b	535,119	$20,880,343
Globalstar Inc.[a,b]	11,531,760	15,106,606
Hawaiian Telcom Holdco Inc.[a,b]	118,975	3,671,568
IDT Corp. Class B	348,453	3,693,602
Intelsat SAa,b	760,977	2,579,712
Iridium Communications Inc.[a,b]	1,684,096	19,872,333
Ooma Inc.[a,b]	331,503	3,961,461
ORBCOMM Inc.[a,b]	1,342,790	13,669,602
pdvWireless Inc.[a,b]	192,512	6,179,635
Straight Path Communications Inc. Class Ba,b	197,574	35,916,977
Vonage Holdings Corp.[a,b]	4,075,193	41,444,713
Windstream Holdings Inc.[a]	3,703,915	6,852,243

		268,329,406
ELECTRIC UTILITIES — 1.05%
ALLETE Inc.	1,028,957	76,513,243
El Paso Electric Co.	815,491	45,137,427
Genie Energy Ltd. Class B	306,961	1,338,350
IDACORP Inc.	1,010,693	92,336,912
MGE Energy Inc.	702,964	44,357,028
Otter Tail Corp.	796,990	35,426,206
PNM Resources Inc.	1,602,765	64,831,844
Portland General Electric Co.	1,786,762	81,440,612
Spark Energy Inc. Class Aa	237,395	2,943,698

		444,325,320
ELECTRICAL EQUIPMENT — 0.69%
Allied Motion Technologies Inc.[a]	140,953	4,664,135
Atkore International Group Inc.[b]	666,541	14,297,304
AZZ Inc.	520,158	26,580,074
Babcock & Wilcox Enterprises Inc.[a,b]	889,474	5,052,212
Encore Wire Corp.	403,567	19,633,534
Energous Corp.[a,b]	378,882	7,369,255
EnerSys	874,174	60,868,736
Generac Holdings Inc.[a,b]	1,220,694	60,448,767
General Cable Corp.	991,401	29,345,470
LSI Industries Inc.	503,351	3,463,055
Plug Power Inc.[a,b]	4,500,215	10,620,507
Powell Industries Inc.	178,124	5,103,253
Preformed Line Products Co.	59,914	4,256,890
Revolution Lighting Technologies Inc.[a,b]	248,945	819,029
Sunrun Inc.[a,b]	1,718,884	10,141,416
Thermon Group Holdings Inc.[a,b]	639,899	15,146,409
TPI Composites Inc.[b]	214,949	4,397,856
Vicor Corp.[a,b]	350,011	7,315,230
Vivint Solar Inc.[a,b]	526,692	2,133,103

		291,656,235
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.79%
Akoustis Technologies Inc.[a,b]	170,842	1,064,346
Anixter International Inc.[b]	584,869	44,450,044
AVX Corp.	907,424	15,698,435
Badger Meter Inc.	564,961	27,005,136
Bel Fuse Inc. Class B	205,246	5,167,068
Belden Inc.[a]	847,789	65,423,877
Benchmark Electronics Inc.[a,b]	1,002,801	29,181,509

293

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Security	Shares	Value
Control4 Corp.[a,b]	513,904	$15,293,783
CTS Corp.	648,920	16,709,690
Daktronics Inc.	703,015	6,418,527
Electro Scientific Industries Inc.[b]	643,750	13,795,563
ePlus Inc.[b]	265,051	19,931,835
Fabrinet[a,b]	729,915	20,948,561
FARO Technologies Inc.[b]	334,441	15,718,727
Fitbit Inc. Class Aa,b	3,915,340	22,356,591
II-VI Inc.[a,b]	1,223,195	57,429,005
Insight Enterprises Inc.[b]	717,862	27,486,936
Iteris Inc.[a,b]	470,054	3,276,276
Itron Inc.[a,b]	687,427	46,882,521
KEMET Corp.[b]	1,121,577	16,890,950
Kimball Electronics Inc.[a,b]	531,224	9,694,838
Knowles Corp.[a,b]	1,784,750	26,164,435
Littelfuse Inc.	451,909	89,396,638
Maxwell Technologies Inc.[a,b]	716,297	4,125,871
Mesa Laboratories Inc.[a]	64,453	8,011,508
Methode Electronics Inc.	721,449	28,930,105
MicroVision Inc.[a,b]	1,501,509	2,447,460
MTS Systems Corp.	341,354	18,330,710
Napco Security Technologies Inc.[a,b]	235,039	2,056,591
Novanta Inc.[a,b]	645,772	32,288,600
OSI Systems Inc.[a,b]	351,949	22,658,477
Park Electrochemical Corp.	393,744	7,737,070
PC Connection Inc.	234,826	6,154,789
PCM Inc.[a,b]	202,805	2,007,770
Plexus Corp.[a,b]	673,176	40,875,247
Radisys Corp.[a,b]	789,418	793,365
Rogers Corp.[a,b]	363,689	58,888,523
Sanmina Corp.[b]	1,441,433	47,567,289
ScanSource Inc.[a,b]	499,560	17,884,248
SYNNEX Corp.	583,996	79,394,256
Systemax Inc.	230,668	7,674,324
Tech Data Corp.[b]	705,721	69,139,486
TTM Technologies Inc.[a,b]	1,862,908	29,191,768
VeriFone Systems Inc.[a,b]	2,248,447	39,819,996
Vishay Intertechnology Inc.	2,670,806	55,419,225
Vishay Precision Group Inc.[a,b]	201,752	5,074,063

		1,182,856,032
ENERGY EQUIPMENT & SERVICES — 1.55%
Archrock Inc.	1,404,756	14,749,938
Basic Energy Services Inc.[b]	362,514	8,508,204
Bristow Group Inc.[a]	654,862	8,820,991
C&J Energy Services Inc.[b]	935,528	31,312,122
CARBO Ceramics Inc.[a,b]	467,136	4,755,444
Diamond Offshore Drilling Inc.[a,b]	1,303,750	24,236,713
Dril-Quip Inc.[a,b]	757,805	36,147,299
Ensco PLC Class Aa	8,592,339	50,780,724
Era Group Inc.[b]	397,736	4,275,662
Exterran Corp.[a,b]	641,873	20,180,487
Fairmount Santrol Holdings Inc.[a,b]	3,128,492	16,362,013
Forum Energy Technologies Inc.[a,b]	1,630,815	25,359,173
Frank’s International NV	1,001,860	6,662,369
Geospace Technologies Corp.[a,b]	260,798	3,382,550

Security	Shares	Value
Gulf Island Fabrication Inc.[a]	270,520	$3,631,731
Helix Energy Solutions Group Inc.[a,b]	2,822,551	21,282,035
Independence Contract Drilling Inc.[a,b]	700,048	2,786,191
Keane Group Inc.[a,b]	807,536	15,351,259
Key Energy Services Inc.[b]	205,159	2,418,825
Mammoth Energy Services Inc.[a,b]	167,790	3,293,718
Matrix Service Co.[b]	528,803	9,412,693
McDermott International Inc.[a,b]	5,691,251	37,448,432
Natural Gas Services Group Inc.[a,b]	260,260	6,818,812
NCS Multistage Holdings Inc.[a,b]	214,036	3,154,891
Newpark Resources Inc.[a,b]	1,683,250	14,475,950
Noble Corp. PLC[a,b]	4,922,022	22,247,539
Oil States International Inc.[a,b]	1,019,834	28,861,302
Parker Drilling Co.[a,b]	2,691,932	2,691,932
PHI Inc. NVS[b]	234,530	2,713,512
Pioneer Energy Services Corp.[a,b]	1,627,857	4,964,964
ProPetro Holding Corp.[b]	1,147,259	23,128,741
Ranger Energy Services Inc.[a,b]	118,361	1,092,472
RigNet Inc.[a,b]	275,848	4,123,928
Rowan Companies PLC Class Ab	2,342,031	36,676,205
SEACOR Holdings Inc.[a,b]	333,632	15,420,471
SEACOR Marine Holdings Inc.[a,b]	312,564	3,656,999
Select Energy Services Inc. Class Ab	536,401	9,783,954
Smart Sand Inc.[a,b]	421,232	3,647,869
Solaris Oilfield Infrastructure Inc. Class Ab	356,140	7,624,957
Superior Energy Services Inc.[b]	3,069,403	29,558,351
TETRA Technologies Inc.[a,b]	2,303,384	9,835,450
U.S. Silica Holdings Inc.	1,641,707	53,453,980
Unit Corp.[a,b]	1,040,609	22,893,398
Willbros Group Inc.[b]	988,227	1,403,282

		659,387,532
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.26%
Acadia Realty Trust[a]	1,677,313	45,891,284
Agree Realty Corp.	581,489	29,911,794
Alexander & Baldwin Inc.	922,587	25,592,563
Alexander’s Inc.[a]	42,937	16,996,611
Altisource Residential Corp.[a]	1,005,614	11,926,582
American Assets Trust Inc.	814,368	31,141,432
Armada Hoffler Properties Inc.[a]	921,976	14,318,287
Ashford Hospitality Prime Inc.[a]	579,024	5,633,904
Ashford Hospitality Trust Inc.[a]	1,682,390	11,322,485
Bluerock Residential Growth REIT Inc.[a]	480,198	4,854,802
CareTrust REIT Inc.	1,542,223	25,847,657
CatchMark Timber Trust Inc. Class Aa	798,471	10,483,924
CBL & Associates Properties Inc.[a]	3,403,056	19,261,297
Cedar Realty Trust Inc.[a]	1,708,148	10,385,540
Chatham Lodging Trust	903,485	20,563,319
Chesapeake Lodging Trust	1,193,076	32,320,429
City Office REIT Inc.[a]	609,041	7,923,623
Clipper Realty Inc.	302,311	3,020,087
Community Healthcare Trust Inc.[a]	345,426	9,706,471
CorEnergy Infrastructure Trust Inc.[a]	240,666	9,193,441
Cousins Properties Inc.[a]	8,432,798	78,003,382
DiamondRock Hospitality Co.[a]	4,033,382	45,536,883
Easterly Government Properties Inc.[a]	853,028	18,203,618
EastGroup Properties Inc.[a]	677,716	59,896,540
Education Realty Trust Inc.[a]	1,536,271	53,646,583
Farmland Partners Inc.[a]	661,072	5,738,105

294

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Security	Shares	Value
First Industrial Realty Trust Inc.	2,405,015	$75,685,822
Four Corners Property Trust Inc.	1,243,904	31,968,333
Franklin Street Properties Corp.[a]	2,147,019	23,058,984
GEO Group Inc. (The)	2,468,481	58,256,152
Getty Realty Corp.[a]	624,610	16,964,408
Gladstone Commercial Corp.[a]	550,049	11,584,032
Global Medical REIT Inc.[a]	325,164	2,666,345
Global Net Lease Inc.[a]	1,389,902	28,604,183
Government Properties Income Trust[a]	1,369,050	25,382,187
Gramercy Property Trust[a]	3,232,685	86,183,382
Healthcare Realty Trust Inc.[a]	2,466,652	79,228,862
Hersha Hospitality Trust[a]	781,279	13,594,255
Independence Realty Trust Inc.[a]	1,698,409	17,136,947
InfraREIT Inc.[a,b]	865,752	16,085,672
Investors Real Estate Trust[a]	2,458,442	13,963,951
iStar Inc.[a,b]	1,325,341	14,976,353
Jernigan Capital Inc.[a]	269,901	5,130,818
Kite Realty Group Trust[a]	1,683,508	32,996,757
LaSalle Hotel Properties[a]	2,295,714	64,440,692
Lexington Realty Trust[a]	4,368,266	42,153,767
LTC Properties Inc.[a]	789,284	34,373,318
Mack-Cali Realty Corp.	1,825,713	39,362,372
MedEquities Realty Trust Inc.	598,276	6,712,657
Monmouth Real Estate Investment Corp.[a]	1,428,430	25,426,054
National Health Investors Inc.[a]	807,942	60,902,668
National Storage Affiliates Trust[a]	896,408	24,436,082
New Senior Investment Group Inc.[a]	1,751,998	13,245,105
NexPoint Residential Trust Inc.	348,234	9,729,658
NorthStar Realty Europe Corp.	1,104,072	14,827,687
One Liberty Properties Inc.[a]	301,052	7,803,268
Pebblebrook Hotel Trust[a]	1,388,730	51,619,094
Pennsylvania REIT[a]	1,418,197	16,862,362
Physicians Realty Trust	3,631,638	65,333,168
Potlatch Corp.[a]	815,780	40,707,422
Preferred Apartment Communities Inc. Class Aa	737,402	14,932,391
PS Business Parks Inc.	396,367	49,581,548
QTS Realty Trust Inc. Class Aa	995,395	53,910,593
Quality Care Properties Inc.[a,b]	1,906,309	26,326,127
RAIT Financial Trust[a]	1,682,133	630,800
Ramco-Gershenson Properties Trust[a]	1,584,758	23,343,485
Retail Opportunity Investments Corp.[a]	2,183,722	43,565,254
Rexford Industrial Realty Inc.	1,562,810	45,571,540
RLJ Lodging Trust[a]	3,421,758	75,176,023
Ryman Hospitality Properties Inc.[a]	891,892	61,558,386
Sabra Health Care REIT Inc.[a]	3,585,634	67,302,350
Safety Income and Growth Inc.[a]	211,469	3,721,854
Saul Centers Inc.[a]	230,240	14,217,320
Select Income REIT[a]	1,276,562	32,080,003
Seritage Growth Properties Class Aa	524,155	21,207,311
STAG Industrial Inc.[a]	1,895,197	51,795,734
Summit Hotel Properties Inc.[a]	2,090,614	31,840,051
Sunstone Hotel Investors Inc.[a]	4,551,391	75,234,493
Terreno Realty Corp.	1,051,126	36,852,478
Tier REIT Inc.[a]	979,979	19,981,772
UMH Properties Inc.[a]	599,786	8,936,811
Universal Health Realty Income Trust[a]	256,922	19,297,411
Urban Edge Properties[a]	2,088,512	53,236,171

Security	Shares	Value
Urstadt Biddle Properties Inc. Class Aa	603,590	$13,122,047
Washington Prime Group Inc.[a]	3,800,853	27,062,073
Washington REIT[a]	1,583,910	49,291,279
Whitestone REIT[a]	760,818	10,963,387
Xenia Hotels & Resorts Inc.[a]	2,170,616	46,863,599

		2,656,325,751
FOOD & STAPLES RETAILING — 0.56%
Andersons Inc. (The)	545,800	17,001,670
Chefs’ Warehouse Inc. (The)[a,b]	396,683	8,132,002
Ingles Markets Inc. Class A	284,004	9,826,538
Natural Grocers by Vitamin Cottage Inc.[a,b]	182,594	1,630,564
Performance Food Group Co.[b]	1,815,016	60,077,030
PriceSmart Inc.	441,881	38,045,954
Smart & Final Stores Inc.[a,b]	465,525	3,980,239
SpartanNash Co.	738,468	19,702,326
SUPERVALU Inc.[a,b]	778,015	16,805,124
United Natural Foods Inc.[a,b]	1,018,917	50,202,041
Village Super Market Inc. Class A	158,752	3,640,183
Weis Markets Inc.	191,199	7,913,727

		236,957,398
FOOD PRODUCTS — 1.34%
Alico Inc.	66,231	1,953,814
Amplify Snack Brands Inc.[a,b]	667,084	8,011,679
B&G Foods Inc.	1,321,751	46,459,548
Bob Evans Farms Inc./DE	398,567	31,415,051
Cal-Maine Foods Inc.[a,b]	578,172	25,699,745
Calavo Growers Inc.	322,407	27,211,151
Darling Ingredients Inc.[a,b]	3,307,343	59,962,128
Dean Foods Co.	1,850,638	21,393,375
Farmer Bros. Co.[a,b]	172,771	5,554,588
Fresh Del Monte Produce Inc.	650,185	30,994,319
Freshpet Inc.[a,b]	490,183	9,288,968
Hostess Brands Inc.[a,b]	1,613,499	23,895,920
J&J Snack Foods Corp.	299,232	45,432,394
John B Sanfilippo & Son Inc.	172,350	10,901,137
Lancaster Colony Corp.	375,485	48,516,417
Landec Corp.[a,b]	549,590	6,924,834
Lifeway Foods Inc.[a,b]	94,542	756,336
Limoneira Co.	249,632	5,591,757
Sanderson Farms Inc.[a]	404,892	56,190,912
Seneca Foods Corp. Class Ab	144,221	4,434,796
Snyder’s-Lance Inc.	1,727,771	86,526,772
Tootsie Roll Industries Inc.[a]	342,764	12,476,610

		569,592,251
GAS UTILITIES — 1.17%
Chesapeake Utilities Corp.	317,666	24,952,664
New Jersey Resources Corp.	1,734,368	69,721,594
Northwest Natural Gas Co.	574,702	34,280,974
ONE Gas Inc.	1,045,694	76,607,542
RGC Resources Inc.[a]	133,822	3,623,900
South Jersey Industries Inc.	1,612,810	50,368,056
Southwest Gas Holdings Inc.	954,371	76,807,778
Spire Inc.	949,045	71,320,732

295

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Security	Shares	Value
WGL Holdings Inc.	1,030,252	$88,436,832

		496,120,072
HEALTH CARE EQUIPMENT & SUPPLIES — 3.69%
Abaxis Inc.	443,902	21,982,027
Accuray Inc.[a,b]	1,652,720	7,106,696
Analogic Corp.	253,302	21,214,043
AngioDynamics Inc.[a,b]	741,119	12,324,809
Anika Therapeutics Inc.[a,b]	291,629	15,721,719
Antares Pharma Inc.[a,b]	2,943,753	5,858,069
AtriCure Inc.[a,b]	654,620	11,940,269
Atrion Corp.	28,086	17,711,032
AxoGen Inc.[a,b]	556,942	15,761,459
Cantel Medical Corp.	731,464	75,245,702
Cardiovascular Systems Inc.[a,b]	639,325	15,145,609
Cerus Corp.[a,b]	2,081,292	7,034,767
ConforMIS Inc.[a,b]	858,085	2,042,242
CONMED Corp.	556,368	28,358,077
Corindus Vascular Robotics Inc.[a,b]	1,859,840	1,878,438
CryoLife Inc.[b]	646,938	12,388,863
Cutera Inc.[a,b]	265,578	12,043,962
Endologix Inc.[a,b]	1,661,543	8,889,255
Entellus Medical Inc.[a,b]	240,514	5,866,136
Exactech Inc.[a,b]	216,538	10,707,804
FONAR Corp.[b]	122,956	2,993,979
GenMark Diagnostics Inc.[a,b]	1,019,791	4,252,528
Glaukos Corp.[a,b]	579,107	14,854,095
Globus Medical Inc. Class Aa,b	1,420,646	58,388,551
Haemonetics Corp.[b]	1,069,850	62,136,888
Halyard Health Inc.[b]	948,752	43,813,367
Heska Corp.[a,b]	129,779	10,409,574
ICU Medical Inc.[b]	303,401	65,534,616
Inogen Inc.[a,b]	343,131	40,860,040
Insulet Corp.[a,b]	1,171,696	80,847,024
Integer Holdings Corp.[b]	626,189	28,366,362
Integra LifeSciences Holdings Corp.[a,b]	1,282,977	61,403,279
Invacare Corp.[a]	643,566	10,844,087
iRhythm Technologies Inc.[b]	276,271	15,484,990
K2M Group Holdings Inc.[a,b]	841,980	15,155,640
Lantheus Holdings Inc.[b]	618,743	12,653,294
LeMaitre Vascular Inc.[a]	302,490	9,631,282
LivaNova PLC[a,b]	977,600	78,129,792
Masimo Corp.[b]	902,555	76,536,664
Meridian Bioscience Inc.[a]	847,551	11,865,714
Merit Medical Systems Inc.[a,b]	982,726	42,453,763
Natus Medical Inc.[a,b]	614,517	23,474,549
Neogen Corp.[b]	746,761	61,391,222
Nevro Corp.[a,b]	558,640	38,568,506
Novocure Ltd.[a,b]	1,163,986	23,512,517
NuVasive Inc.[a,b]	1,022,268	59,792,455
NxStage Medical Inc.[b]	1,307,605	31,683,269
Obalon Therapeutics Inc.[a,b]	169,938	1,123,290
OraSure Technologies Inc.[a,b]	1,146,583	21,624,555
Orthofix International NVb	349,343	19,109,062
OrthoPediatrics Corp.[b]	96,075	1,843,679
Oxford Immunotec Global PLC[a,b]	459,772	6,423,015

Security	Shares	Value
Penumbra Inc.[a,b]	591,128	$55,625,145
Pulse Biosciences Inc.[a,b]	184,104	4,344,854
Quidel Corp.[a,b]	561,708	24,350,042
Quotient Ltd.[a,b]	540,231	2,674,143
Rockwell Medical Inc.[a,b]	975,521	5,677,532
RTI Surgical Inc.[a,b]	1,119,440	4,589,704
Sientra Inc.[a,b]	281,126	3,952,632
STAAR Surgical Co.[a,b]	825,569	12,796,320
Surmodics Inc.[b]	268,596	7,520,688
Tactile Systems Technology Inc.[a,b]	263,653	7,640,664
Utah Medical Products Inc.	66,840	5,440,776
Varex Imaging Corp.[a,b]	768,142	30,856,264
ViewRay Inc.[a,b]	611,812	5,665,379
Viveve Medical Inc.[a,b]	302,718	1,504,508
Wright Medical Group NVa,b	2,114,316	46,937,815

		1,563,959,092
HEALTH CARE PROVIDERS & SERVICES — 1.86%
AAC Holdings Inc.[a,b]	249,731	2,247,579
Aceto Corp.	608,558	6,286,404
Addus HomeCare Corp.[a,b]	158,565	5,518,062
Almost Family Inc.[b]	259,131	14,342,901
Amedisys Inc.[a,b]	574,236	30,267,979
American Renal Associates Holdings Inc.[a,b]	202,946	3,531,260
AMN Healthcare Services Inc.[a,b]	951,072	46,840,296
BioScrip Inc.[a,b]	2,141,241	6,231,011
BioTelemetry Inc.[a,b]	642,749	19,218,195
Capital Senior Living Corp.[a,b]	496,822	6,702,129
Chemed Corp.	316,564	76,931,383
Civitas Solutions Inc.[a,b]	336,689	5,757,382
Community Health Systems Inc.[a,b]	1,937,356	8,253,136
CorVel Corp.[b]	188,715	9,983,023
Cross Country Healthcare Inc.[a,b]	716,041	9,136,683
Diplomat Pharmacy Inc.[a,b]	971,051	19,488,994
Encompass Health Corp.	1,975,016	97,585,540
Ensign Group Inc. (The)[a]	964,951	21,421,912
Genesis Healthcare Inc.[a,b]	736,937	562,209
HealthEquity Inc.[a,b]	1,004,642	46,876,596
Kindred Healthcare Inc.	1,719,027	16,674,562
LHC Group Inc.[a,b]	319,059	19,542,364
Magellan Health Inc.[b]	484,638	46,791,799
Molina Healthcare Inc.[a,b]	887,741	68,071,980
National Healthcare Corp.	223,587	13,625,392
National Research Corp. Class A	189,320	7,061,636
Owens & Minor Inc.	1,226,596	23,158,132
PetIQ Inc.[a,b]	145,155	3,170,185
Providence Service Corp. (The)[b]	230,996	13,707,303
R1 RCM Inc.[a,b]	2,024,138	8,926,449
RadNet Inc.[a,b]	751,167	7,586,787
Select Medical Holdings Corp.[b]	2,168,052	38,266,118
Surgery Partners Inc.[a,b]	384,929	4,657,641
Tenet Healthcare Corp.[a,b]	1,637,060	24,817,830
Tivity Health Inc.[a,b]	737,094	26,940,786
Triple-S Management Corp. Class Bb	465,572	11,569,464
U.S. Physical Therapy Inc.	243,313	17,567,199

		789,318,301

296

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.83%
Allscripts Healthcare Solutions Inc.[a,b]	3,667,032	$53,355,316
Castlight Health Inc. Class Ba,b	1,280,419	4,801,571
Computer Programs & Systems Inc.[a]	227,396	6,833,250
Cotiviti Holdings Inc.[a,b]	741,320	23,877,917
Evolent Health Inc. Class Aa,b	1,208,473	14,864,218
HealthStream Inc.[b]	517,986	11,996,556
HMS Holdings Corp.[a,b]	1,693,886	28,711,368
Inovalon Holdings Inc. Class Aa,b	1,277,075	19,156,125
Medidata Solutions Inc.[a,b]	1,136,943	72,048,078
NantHealth Inc.[a,b]	360,531	1,099,619
Omnicell Inc.[a,b]	743,856	36,077,016
Quality Systems Inc.[a,b]	1,071,329	14,548,648
Simulations Plus Inc.	214,475	3,453,047
Tabula Rasa HealthCare Inc.[b]	187,115	5,248,576
Teladoc Inc.[a,b]	1,089,624	37,973,396
Vocera Communications Inc.[a,b]	560,060	16,925,013

		350,969,714
HOTELS, RESTAURANTS & LEISURE — 3.21%
Belmond Ltd. Class Ab	1,844,574	22,596,031
Biglari Holdings Inc.[a,b]	21,091	8,740,110
BJ’s Restaurants Inc.[a]	405,303	14,753,029
Bloomin’ Brands Inc.	1,874,172	39,994,830
Bojangles’ Inc.[a,b]	370,630	4,373,434
Boyd Gaming Corp.	1,715,121	60,114,991
Brinker International Inc.	937,430	36,409,781
Buffalo Wild Wings Inc.[a,b]	284,516	44,484,077
Caesars Entertainment Corp.[b]	2,752,049	34,813,420
Carrols Restaurant Group Inc.[a,b]	708,162	8,604,168
Century Casinos Inc.[b]	470,274	4,293,602
Cheesecake Factory Inc. (The)[a]	863,059	41,582,183
Churchill Downs Inc.	271,756	63,237,621
Chuy’s Holdings Inc.[a,b]	342,532	9,608,023
Cracker Barrel Old Country Store Inc.[a]	387,676	61,597,840
Dave & Buster’s Entertainment Inc.[a,b]	837,167	46,186,503
Del Frisco’s Restaurant Group Inc.[a,b]	441,994	6,740,408
Del Taco Restaurants Inc.[a,b]	676,325	8,197,059
Denny’s Corp.[a,b]	1,289,882	17,078,038
DineEquity Inc.	352,181	17,866,142
Drive Shack Inc.	1,316,588	7,280,732
El Pollo Loco Holdings Inc.[a,b]	433,796	4,294,580
Eldorado Resorts Inc.[a,b]	943,840	31,288,296
Empire Resorts Inc.[a,b]	68,247	1,842,669
Fiesta Restaurant Group Inc.[a,b]	531,763	10,103,497
Fogo De Chao Inc.[a,b]	201,897	2,342,005
Golden Entertainment Inc.[b]	219,907	7,179,964
Habit Restaurants Inc. (The) Class Aa,b	415,991	3,972,714
ILG Inc.	2,145,089	61,092,135
Inspired Entertainment Inc.[b]	80,089	784,872
International Speedway Corp. Class A	456,039	18,173,154
J Alexander’s Holdings Inc.[a,b]	267,229	2,592,121
Jack in the Box Inc.	593,671	58,245,062
La Quinta Holdings Inc.[b]	1,644,804	30,363,082

Security	Shares	Value
Lindblad Expeditions Holdings Inc.[a,b]	409,385	$4,007,879
Marcus Corp. (The)	381,219	10,426,340
Marriott Vacations Worldwide Corp.	431,346	58,322,293
Monarch Casino & Resort Inc.[a,b]	227,078	10,177,636
Nathan’s Famous Inc.	59,872	4,520,336
Noodles & Co.[a,b]	239,667	1,258,252
Papa John’s International Inc.	523,233	29,358,604
Penn National Gaming Inc.[a,b]	1,502,549	47,074,860
Pinnacle Entertainment Inc.[a,b]	1,066,106	34,893,649
Planet Fitness Inc. Class Aa,b	1,744,790	60,422,078
Potbelly Corp.[a,b]	467,512	5,750,398
RCI Hospitality Holdings Inc.	183,452	5,132,987
Red Lion Hotels Corp.[a,b]	353,053	3,477,572
Red Robin Gourmet Burgers Inc.[a,b]	260,292	14,680,469
Red Rock Resorts Inc. Class A	1,391,027	46,933,251
Ruth’s Hospitality Group Inc.	602,741	13,049,343
Scientific Games Corp. Class Aa,b	1,073,229	55,056,648
SeaWorld Entertainment Inc.[a,b]	1,378,993	18,712,935
Shake Shack Inc. Class Aa,b	457,358	19,757,866
Sonic Corp.	785,163	21,576,279
Speedway Motorsports Inc.	237,571	4,482,965
Texas Roadhouse Inc.	1,349,814	71,108,201
Wingstop Inc.[a]	590,677	23,024,589
Zoe’s Kitchen Inc.[a,b]	388,666	6,498,495

		1,360,530,098
HOUSEHOLD DURABLES — 1.55%
AV Homes Inc.[a,b]	253,681	4,223,789
Bassett Furniture Industries Inc.	209,434	7,874,718
Beazer Homes USA Inc.[a,b]	629,568	12,094,001
Cavco Industries Inc.[a,b]	171,435	26,160,981
Century Communities Inc.[a,b]	377,770	11,748,647
CSS Industries Inc.	179,616	4,998,713
Ethan Allen Interiors Inc.	502,775	14,379,365
Flexsteel Industries Inc.	152,922	7,153,691
GoPro Inc. Class Aa,b	2,199,873	16,653,039
Green Brick Partners Inc.[a,b]	465,512	5,260,286
Hamilton Beach Brands Holding Co. Class A	84,541	2,171,858
Helen of Troy Ltd.[a,b]	545,886	52,596,116
Hooker Furniture Corp.	228,452	9,697,787
Hovnanian Enterprises Inc. Class Aa,b	2,498,216	8,369,024
Installed Building Products Inc.[a,b]	434,602	33,008,022
iRobot Corp.[a,b]	531,680	40,779,856
KB Home[a]	1,708,195	54,576,830
La-Z-Boy Inc.	970,207	30,270,458
LGI Homes Inc.[a,b]	347,601	26,080,503
Libbey Inc.	448,968	3,376,239
Lifetime Brands Inc.	197,029	3,250,978
M/I Homes Inc.[b]	530,221	18,239,602
MDC Holdings Inc.	903,761	28,811,901
Meritage Homes Corp.[b]	777,034	39,784,141
New Home Co. Inc. (The)[b]	256,049	3,208,294
PICO Holdings Inc.[a]	407,265	5,212,992
Taylor Morrison Home Corp. Class Ab	1,629,333	39,869,779
TopBuild Corp.[a,b]	714,589	54,122,971
TRI Pointe Group Inc.[a,b]	3,025,305	54,213,466
Universal Electronics Inc.[a,b]	284,965	13,464,596
William Lyon Homes Class Ab	550,260	16,001,561

297

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Security	Shares	Value
ZAGG Inc.[a,b]	546,464	$10,082,261

		657,736,465
HOUSEHOLD PRODUCTS — 0.27%
Central Garden & Pet Co.[a,b]	214,076	8,331,838
Central Garden & Pet Co. Class Ab	711,290	26,822,746
HRG Group Inc.[a,b]	2,398,421	40,653,236
Oil-Dri Corp. of America	100,270	4,161,205
Orchids Paper Products Co.[a]	181,619	2,324,723
WD-40 Co.	275,562	32,516,316

		114,810,064
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.39%
Atlantic Power Corp.[b]	2,364,670	5,556,975
Dynegy Inc.[a,b]	2,228,082	26,402,772
NRG Yield Inc. Class A	715,710	13,491,134
NRG Yield Inc. Class C	1,298,435	24,540,421
Ormat Technologies Inc.	809,026	51,745,303
Pattern Energy Group Inc.	1,590,256	34,174,601
TerraForm Power Inc. Class Aa	920,670	11,011,213

		166,922,419
INDUSTRIAL CONGLOMERATES — 0.06%
Raven Industries Inc.	727,760	24,998,556

		24,998,556
INSURANCE — 2.35%
Ambac Financial Group Inc.[a,b]	678,226	10,838,051
American Equity Investment Life Holding Co.	1,423,108	43,732,109
AMERISAFE Inc.	403,555	24,858,988
AmTrust Financial Services Inc.[a]	1,718,787	17,308,185
Argo Group International Holdings Ltd.	584,406	36,028,630
Atlas Financial Holdings Inc.[b]	231,912	4,765,792
Baldwin & Lyons Inc. Class B	203,942	4,884,411
Blue Capital Reinsurance Holdings Ltd.	126,412	1,523,265
Citizens Inc./TXa,b	969,490	7,125,752
CNO Financial Group Inc.	3,010,952	74,340,405
Crawford & Co. Class B	255,056	2,453,639
Donegal Group Inc. Class A	203,102	3,513,665
eHealth Inc.[a,b]	318,356	5,529,844
EMC Insurance Group Inc.	177,946	5,105,271
Employers Holdings Inc.	640,732	28,448,501
Enstar Group Ltd.[b]	226,615	45,492,961
FBL Financial Group Inc. Class A	199,306	13,881,663
Federated National Holding Co.	257,645	4,269,178
Genworth Financial Inc. Class Ab	10,136,000	31,522,960
Global Indemnity Ltd.[a,b]	171,241	7,195,547
Greenlight Capital Re Ltd. Class Aa,b	633,057	12,724,446
Hallmark Financial Services Inc.[a,b]	281,029	2,931,132
HCI Group Inc.	171,749	5,135,295
Health Insurance Innovations Inc. Class Aa,b	242,142	6,041,443
Heritage Insurance Holdings Inc.[a]	461,976	8,324,808

Security	Shares	Value
Horace Mann Educators Corp.	824,152	$36,345,103
Independence Holding Co.	141,634	3,887,853
Infinity Property & Casualty Corp.	227,446	24,109,276
Investors Title Co.	30,848	6,118,701
James River Group Holdings Ltd.	527,278	21,096,393
Kemper Corp.	806,081	55,538,981
Kingstone Companies Inc.	186,434	3,504,959
Kinsale Capital Group Inc.[a]	299,595	13,481,775
Maiden Holdings Ltd.	1,313,174	8,666,948
MBIA Inc.[a,b]	1,774,255	12,987,547
National General Holdings Corp.	988,966	19,423,292
National Western Life Group Inc. Class A	45,711	15,131,255
Navigators Group Inc. (The)	418,854	20,398,190
NI Holdings Inc.[a,b]	208,681	3,543,403
Primerica Inc.	892,960	90,680,088
RLI Corp.	776,816	47,121,659
Safety Insurance Group Inc.	294,477	23,675,951
Selective Insurance Group Inc.	1,160,485	68,120,469
State Auto Financial Corp.	324,570	9,451,478
Stewart Information Services Corp.	424,768	17,967,686
Third Point Reinsurance Ltd.[a,b]	1,938,458	28,398,410
Trupanion Inc.[a,b]	452,224	13,236,596
United Fire Group Inc.	390,109	17,781,168
United Insurance Holdings Corp.	437,966	7,554,913
Universal Insurance Holdings Inc.	627,092	17,150,966
WMIH Corp.[a,b]	4,009,467	3,404,438

		996,753,439
INTERNET & DIRECT MARKETING RETAIL — 0.41%
1-800-Flowers.com Inc. Class Ab	522,093	5,586,395
Duluth Holdings Inc. Class Ba,b	188,072	3,357,085
FTD Companies Inc.[b]	338,364	2,432,837
Gaia Inc.[a,b]	174,809	2,167,632
Groupon Inc.[a,b]	6,853,433	34,952,508
HSN Inc.	38,956	1,571,875
Lands’ End Inc.[a,b]	268,698	5,253,046
Liberty TripAdvisor Holdings Inc. Class Aa,b	1,475,432	13,905,947
Nutrisystem Inc.	598,365	31,473,999
Overstock.com Inc.[a,b]	338,323	21,618,840
PetMed Express Inc.	397,991	18,108,590
Shutterfly Inc.[a,b]	667,407	33,203,498

		173,632,252
INTERNET SOFTWARE & SERVICES — 3.26%
2U Inc.[a,b]	972,281	62,721,847
Actua Corp.[a,b]	601,696	9,386,458
Alarm.com Holdings Inc.[a,b]	406,401	15,341,638
Alteryx Inc. Class Ab	474,988	12,002,947
Amber Road Inc.[a,b]	409,330	3,004,482
Appfolio Inc. Class Aa,b	190,857	7,920,566
Apptio Inc. Class Aa,b	455,528	10,714,019
Bazaarvoice Inc.[a,b]	1,676,276	9,135,704
Benefitfocus Inc.[a,b]	328,211	8,861,697
Blucora Inc.[b]	871,897	19,268,924
Box Inc. Class Aa,b	1,636,362	34,559,965
Brightcove Inc.[b]	715,625	5,080,938
Carbonite Inc.[a,b]	493,771	12,393,652

298

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Security	Shares	Value
Care.com Inc.[a,b]	268,005	$4,834,810
Cars.com Inc.[a,b]	1,449,440	41,801,850
ChannelAdvisor Corp.[a,b]	516,554	4,648,986
Cimpress NVa,b	502,670	60,260,080
Cloudera Inc.[b]	1,963,782	32,441,679
CommerceHub Inc. Series Aa,b	271,875	5,978,531
CommerceHub Inc. Series Cb	583,227	12,008,644
Cornerstone OnDemand Inc.[a,b]	1,059,952	37,448,104
Coupa Software Inc.[b]	627,864	19,601,914
DHI Group Inc.[b]	1,075,825	2,044,068
Endurance International Group Holdings Inc.[a,b]	1,173,363	9,856,249
Envestnet Inc.[a,b]	870,556	43,397,217
Etsy Inc.[a,b]	2,440,700	49,912,315
Five9 Inc.[b]	1,071,851	26,667,653
Gogo Inc.[a,b]	1,160,960	13,095,629
GrubHub Inc.[a,b]	1,728,279	124,090,432
GTT Communications Inc.[a,b]	624,350	29,313,232
Hortonworks Inc.[a,b]	1,021,050	20,533,315
Instructure Inc.[a,b]	431,313	14,276,460
Internap Corp.[a,b]	403,482	6,338,702
j2 Global Inc.	933,819	70,064,440
Leaf Group Ltd.[b]	236,161	2,337,994
Limelight Networks Inc.[a,b]	1,505,470	6,639,123
Liquidity Services Inc.[a,b]	547,261	2,654,216
LivePerson Inc.[a,b]	1,105,530	12,713,595
Meet Group Inc. (The)[a,b]	1,354,199	3,818,841
MINDBODY Inc. Class Aa,b	867,005	26,400,302
MuleSoft Inc. Class Ab	489,144	11,377,489
New Relic Inc.[a,b]	609,308	35,199,723
NIC Inc.	1,295,528	21,505,765
Nutanix Inc. Class Ab	2,154,398	76,007,161
Okta Inc.[a,b]	395,448	10,127,423
Ominto Inc.[a,b]	286,290	970,523
Q2 Holdings Inc.[a,b]	627,524	23,124,259
QuinStreet Inc.[a,b]	736,484	6,171,736
Quotient Technology Inc.[a,b]	1,493,112	17,544,066
Reis Inc.	194,305	4,012,398
SendGrid Inc.[b]	171,153	4,102,537
Shutterstock Inc.[a,b]	374,899	16,131,904
SPS Commerce Inc.[a,b]	342,120	16,623,611
Stamps.com Inc.[a,b]	328,631	61,782,628
TechTarget Inc.[a,b]	388,047	5,401,614
Tintri Inc.[a,b]	193,383	986,253
Trade Desk Inc. (The) Class Aa,b	477,616	21,841,380
TrueCar Inc.[a,b]	1,423,140	15,939,168
Tucows Inc. Class Aa,b	181,111	12,686,826
Twilio Inc. Class Aa,b	1,252,772	29,565,419
Veritone Inc.[a,b]	51,038	1,184,082
Web.com Group Inc.[a,b]	773,870	16,870,366
XO Group Inc.[b]	490,607	9,056,605
Yelp Inc.[a,b]	1,607,259	67,440,588
Yext Inc.[a,b]	479,011	5,762,502

		1,384,987,244
IT SERVICES — 1.83%
Acxiom Corp.[a,b]	1,607,472	44,301,928

Security	Shares	Value
Blackhawk Network Holdings Inc.[a,b]	1,102,962	$39,320,595
CACI International Inc. Class Ab	492,616	65,197,728
Cardtronics PLC Class Ab	923,016	17,094,256
Cass Information Systems Inc.	241,373	14,050,322
Convergys Corp.	1,895,275	44,538,963
CSG Systems International Inc.	672,845	29,484,068
EPAM Systems Inc.[a,b]	1,004,333	107,895,494
Everi Holdings Inc.[a,b]	1,286,881	9,703,083
EVERTEC Inc.	1,227,845	16,760,084
ExlService Holdings Inc.[b]	661,513	39,922,310
Hackett Group Inc. (The)	487,756	7,662,647
Information Services Group Inc.[a,b]	639,695	2,667,528
ManTech International Corp./VA Class A	521,614	26,179,807
MAXIMUS Inc.	1,293,783	92,608,987
MoneyGram International Inc.[a,b]	595,630	7,850,403
Perficient Inc.[b]	683,488	13,034,116
Presidio Inc.[a,b]	385,712	7,394,099
Science Applications International Corp.	873,626	66,893,543
ServiceSource International Inc.[a,b]	1,527,065	4,718,631
StarTek Inc.[a,b]	202,222	2,016,153
Sykes Enterprises Inc.[b]	791,893	24,905,035
Syntel Inc.[b]	665,876	15,308,489
TeleTech Holdings Inc.	279,848	11,263,882
Travelport Worldwide Ltd.	2,518,053	32,910,953
Unisys Corp.[a,b]	1,022,448	8,332,951
Virtusa Corp.[b]	546,552	24,092,012

		776,108,067
LEISURE PRODUCTS — 0.31%
Acushnet Holdings Corp.[a]	630,618	13,293,427
American Outdoor Brands Corp.[a,b]	1,078,435	13,847,105
Callaway Golf Co.[a]	1,873,989	26,104,667
Clarus Corp.[a,b]	412,716	3,239,821
Escalade Inc.	209,573	2,577,748
Johnson Outdoors Inc. Class A	96,942	6,019,129
Malibu Boats Inc. Class Aa,b	407,538	12,116,105
Marine Products Corp.	158,669	2,021,443
MCBC Holdings Inc.[b]	371,911	8,263,862
Nautilus Inc.[a,b]	609,461	8,136,304
Sturm Ruger & Co. Inc.[a]	338,813	18,922,706
Vista Outdoor Inc.[a,b]	1,149,664	16,750,605

		131,292,922
LIFE SCIENCES TOOLS & SERVICES — 0.55%
Accelerate Diagnostics Inc.[a,b]	529,956	13,884,847
Cambrex Corp.[a,b]	654,685	31,424,880
Enzo Biochem Inc.[a,b]	822,957	6,707,100
Fluidigm Corp.[a,b]	691,279	4,071,633
INC Research Holdings Inc. Class Aa,b	1,099,183	47,924,379
Luminex Corp.	816,791	16,090,783
Medpace Holdings Inc.[b]	144,054	5,223,398
NanoString Technologies Inc.[a,b]	412,009	3,077,707
NeoGenomics Inc.[a,b]	1,118,618	9,910,955
Pacific Biosciences of California Inc.[a,b]	2,088,123	5,512,645
PRA Health Sciences Inc.[b]	990,629	90,216,583

		234,044,910

299

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Security	Shares	Value
MACHINERY — 3.87%
Actuant Corp. Class Aa	1,206,884	$30,534,165
Alamo Group Inc.	190,531	21,505,234
Albany International Corp. Class A	577,426	35,482,828
Altra Industrial Motion Corp.	576,530	29,057,112
American Railcar Industries Inc.	152,287	6,341,231
Astec Industries Inc.	428,411	25,062,043
Barnes Group Inc.	1,009,760	63,887,515
Blue Bird Corp.[a,b]	156,857	3,121,454
Briggs & Stratton Corp.	839,024	21,286,039
Chart Industries Inc.[a,b]	618,109	28,964,588
CIRCOR International Inc.[a]	333,460	16,232,833
Columbus McKinnon Corp./NY	436,983	17,470,580
Commercial Vehicle Group Inc.[b]	508,566	5,436,571
DMC Global Inc.	295,059	7,391,228
Douglas Dynamics Inc.	445,244	16,830,223
Eastern Co. (The)	111,168	2,907,043
Energy Recovery Inc.[a,b]	735,232	6,433,280
EnPro Industries Inc.	427,191	39,946,630
ESCO Technologies Inc.	510,951	30,784,798
ExOne Co. (The)[a,b]	226,044	1,898,770
Federal Signal Corp.	1,188,047	23,867,864
Franklin Electric Co. Inc.	934,462	42,891,806
FreightCar America Inc.	255,704	4,367,424
Gencor Industries Inc.[b]	173,901	2,878,062
Global Brass & Copper Holdings Inc.	434,525	14,382,777
Gorman-Rupp Co. (The)	361,010	11,267,122
Graham Corp.	204,879	4,288,117
Greenbrier Companies Inc. (The)[a]	552,405	29,443,186
Hardinge Inc.	236,722	4,123,697
Harsco Corp.[b]	1,625,235	30,310,633
Hillenbrand Inc.	1,269,685	56,754,919
Hurco Companies Inc.	122,518	5,170,260
Hyster-Yale Materials Handling Inc.	208,675	17,770,763
John Bean Technologies Corp.[a]	630,581	69,868,375
Kadant Inc.	217,813	21,868,425
Kennametal Inc.	1,618,338	78,343,743
LB Foster Co. Class Ab	167,161	4,538,421
Lindsay Corp.	210,619	18,576,596
Lydall Inc.[b]	335,901	17,046,976
Manitowoc Co. Inc. (The)[b]	645,730	25,403,018
Meritor Inc.[b]	1,688,943	39,622,603
Milacron Holdings Corp.[b]	1,103,858	21,127,842
Miller Industries Inc./TN	230,564	5,948,551
Mueller Industries Inc.	1,142,377	40,474,417
Mueller Water Products Inc. Class A	3,096,950	38,804,783
Navistar International Corp.[a,b]	1,002,789	42,999,592
NN Inc.	546,818	15,092,177
Omega Flex Inc.	61,661	4,403,212
Park-Ohio Holdings Corp.	180,370	8,288,002
Proto Labs Inc.[a,b]	500,182	51,518,746
RBC Bearings Inc.[a,b]	469,092	59,293,229
REV Group Inc.	458,637	14,919,462
Rexnord Corp.[a,b]	2,090,721	54,400,560
Spartan Motors Inc.	695,785	10,958,614

Security	Shares	Value
SPX Corp.[b]	859,812	$26,989,499
SPX FLOW Inc.[b]	835,488	39,727,454
Standex International Corp.	252,103	25,676,691
Sun Hydraulics Corp.	477,729	30,904,289
Tennant Co.	352,623	25,618,061
Titan International Inc.	1,009,925	13,007,834
TriMas Corp.[a,b]	917,743	24,549,625
Twin Disc Inc.[b]	168,900	4,487,673
Wabash National Corp.[a]	1,177,157	25,544,307
Watts Water Technologies Inc. Class A	557,401	42,334,606
Woodward Inc.	1,065,481	81,551,916

		1,641,980,094
MARINE — 0.12%
Costamare Inc.	1,031,069	5,949,268
Eagle Bulk Shipping Inc.[a,b]	732,416	3,281,224
Genco Shipping & Trading Ltd.[b]	155,279	2,068,316
Matson Inc.	850,025	25,364,746
Navios Maritime Holdings Inc.[b]	1,814,475	2,177,370
Safe Bulkers Inc.[a,b]	985,974	3,184,696
Scorpio Bulkers Inc.[a]	1,187,797	8,789,698

		50,815,318
MEDIA — 1.43%
AMC Entertainment Holdings Inc. Class Aa	1,073,606	16,211,451
Beasley Broadcast Group Inc. Class A	100,455	1,346,097
Central European Media Enterprises Ltd. Class Aa,b	1,667,500	7,753,875
Clear Channel Outdoor Holdings Inc. Class A	721,867	3,320,588
Daily Journal Corp.[a,b]	22,775	5,243,261
Emerald Expositions Events Inc.[a]	366,987	7,464,516
Entercom Communications Corp. Class A	2,561,856	27,668,045
Entravision Communications Corp. Class A	1,344,552	9,613,547
Eros International PLC[a,b]	508,986	4,911,715
EW Scripps Co. (The) Class Aa,b	1,168,627	18,265,640
Gannett Co. Inc.	2,266,535	26,269,141
Global Eagle Entertainment Inc.[a,b]	1,040,510	2,382,768
Gray Television Inc.[a,b]	1,296,074	21,709,239
Hemisphere Media Group Inc.[a,b]	315,348	3,642,269
IMAX Corp.[a,b]	1,130,070	26,161,120
Liberty Media Corp.-Liberty Braves Class Aa,b	200,038	4,410,838
Liberty Media Corp.-Liberty Braves Class Ca,b	704,206	15,647,457
Loral Space & Communications Inc.[a,b]	262,957	11,583,256
MDC Partners Inc. Class Ab	1,124,391	10,962,812
Meredith Corp.	796,915	52,636,236
MSG Networks Inc. Class Aa,b	1,206,574	24,433,123
National CineMedia Inc.	1,257,534	8,626,683
New Media Investment Group Inc.	1,040,863	17,465,681
New York Times Co. (The) Class A	2,529,806	46,801,411
Nexstar Media Group Inc. Class A	883,493	69,089,153
Reading International Inc. Class Aa,b	334,105	5,579,553
Saga Communications Inc. Class A	81,754	3,306,949
Salem Media Group Inc. Class A	268,616	1,208,772
Scholastic Corp.	570,609	22,887,127
Sinclair Broadcast Group Inc. Class A	1,438,843	54,460,208
Time Inc.	2,018,433	37,240,089
Townsquare Media Inc. Class Aa,b	186,909	1,435,461
tronc Inc.[b]	396,083	6,967,100

300

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Security	Shares	Value
WideOpenWest Inc.[a,b]	441,644	$4,668,177
World Wrestling Entertainment Inc. Class A	783,984	23,974,231

		605,347,589
METALS & MINING — 1.30%
AK Steel Holding Corp.[a,b]	6,346,245	35,919,747
Allegheny Technologies Inc.[a,b]	2,526,120	60,980,537
Ampco-Pittsburgh Corp.	179,595	2,226,978
Carpenter Technology Corp.	931,682	47,506,465
Century Aluminum Co.[a,b]	1,007,410	19,785,532
Cleveland-Cliffs Inc.[a,b]	5,994,699	43,221,780
Coeur Mining Inc.[a,b]	3,664,580	27,484,350
Commercial Metals Co.	2,321,095	49,485,745
Compass Minerals International Inc.	676,214	48,856,461
Ferroglobe PLC	1,314,890	13
Gerber Scientific Inc. Escrow[b,c]	276,144	2,761
Gold Resource Corp.[a]	1,039,257	4,572,731
Haynes International Inc.	248,299	7,957,983
Hecla Mining Co.[a]	7,925,435	31,463,977
Kaiser Aluminum Corp.	330,030	35,263,705
Klondex Mines Ltd.[a,b]	3,526,184	9,203,340
Materion Corp.	401,046	19,490,836
Olympic Steel Inc.	183,741	3,948,594
Ramaco Resources Inc.[a,b]	124,007	853,168
Ryerson Holding Corp.[a,b]	323,477	3,364,161
Schnitzer Steel Industries Inc. Class A	530,463	17,770,511
SunCoke Energy Inc.[b]	1,293,647	15,510,828
TimkenSteel Corp.[b]	801,663	12,177,261
Warrior Met Coal Inc.[a]	660,579	16,613,562
Worthington Industries Inc.	891,966	39,300,022

		552,961,048
MORTGAGE REAL ESTATE INVESTMENT — 0.87%
AG Mortgage Investment Trust Inc.[a]	570,325	10,841,878
Anworth Mortgage Asset Corp.[a]	1,954,737	10,633,769
Apollo Commercial Real Estate Finance Inc.[a]	2,157,037	39,797,333
Ares Commercial Real Estate Corp.[a]	576,123	7,431,987
ARMOUR Residential REIT Inc.[a]	870,268	22,383,293
Capstead Mortgage Corp.	2,003,409	17,329,488
Cherry Hill Mortgage Investment Corp.[a]	232,662	4,185,589
CYS Investments Inc.[a]	3,114,378	25,008,455
Dynex Capital Inc.[a]	972,233	6,815,353
Ellington Residential Mortgage REIT	180,020	2,167,441
Granite Point Mortgage Trust Inc.[a]	873,741	15,500,165
Great Ajax Corp.	331,649	4,583,389
Hannon Armstrong Sustainable Infrastructure Capital Inc.[a]	1,000,028	24,060,674
Invesco Mortgage Capital Inc.[a]	2,275,149	40,565,907
KKR Real Estate Finance Trust Inc.	209,258	4,187,253
Ladder Capital Corp.[a]	1,600,927	21,820,635
MTGE Investment Corp.	921,915	17,055,427
New York Mortgage Trust Inc.[a]	2,245,353	13,853,828
Orchid Island Capital Inc.[a]	907,752	8,423,939
Owens Realty Mortgage Inc.[a]	201,406	3,224,510
PennyMac Mortgage Investment Trust[a,d]	1,307,388	21,009,725

Security	Shares	Value
Redwood Trust Inc.[a]	1,544,187	$22,884,851
Resource Capital Corp.[a]	621,080	5,819,520
Sutherland Asset Management Corp.	350,107	5,304,121
TPG RE Finance Trust Inc.	237,118	4,517,098
Western Asset Mortgage Capital Corp.[a]	864,707	8,603,835

		368,009,463
MULTI-UTILITIES — 0.48%
Avista Corp.	1,294,109	66,633,673
Black Hills Corp.	1,075,108	64,624,742
NorthWestern Corp.	971,466	57,996,520
Unitil Corp.	275,699	12,577,388

		201,832,323
MULTILINE RETAIL — 0.33%
Big Lots Inc.[a]	852,973	47,894,434
Dillard’s Inc. Class Aa	281,074	16,878,494
Fred’s Inc. Class Aa	596,040	2,413,962
JC Penney Co. Inc.[a,b]	6,246,665	19,739,462
Ollie’s Bargain Outlet Holdings Inc.[a,b]	960,121	51,126,443
Sears Holdings Corp.[a,b]	243,066	870,176

		138,922,971
OIL, GAS & CONSUMABLE FUELS — 2.44%
Abraxas Petroleum Corp.[a,b]	3,070,951	7,554,539
Adams Resources & Energy Inc.	44,666	1,942,971
Approach Resources Inc.[a,b]	900,239	2,664,707
Arch Coal Inc. Class Aa	386,521	36,008,296
Ardmore Shipping Corp.[b]	563,879	4,511,032
Bill Barrett Corp.[b]	1,538,687	7,893,464
Bonanza Creek Energy Inc.[b]	423,084	11,672,888
California Resources Corp.[a,b]	858,588	16,690,951
Callon Petroleum Co.[a,b]	4,079,484	49,565,731
Carrizo Oil & Gas Inc.[a,b]	1,560,032	33,197,481
Clean Energy Fuels Corp.[a,b]	2,744,849	5,572,043
Cloud Peak Energy Inc.[a,b]	1,514,738	6,740,584
Contango Oil & Gas Co.[a,b]	482,629	2,273,183
CVR Energy Inc.	320,337	11,929,350
Delek U.S. Holdings Inc.[a]	1,570,933	54,888,399
Denbury Resources Inc.[b]	8,010,749	17,703,755
DHT Holdings Inc.	1,704,588	6,119,471
Dorian LPG Ltd.[a,b]	451,056	3,707,680
Earthstone Energy Inc. Class Ab	388,245	4,127,044
Eclipse Resources Corp.[a,b]	1,783,835	4,281,204
Energy XXI Gulf Coast Inc.[a,b]	597,618	3,430,327
EP Energy Corp. Class Aa,b	812,593	1,917,719
Evolution Petroleum Corp.	535,709	3,669,607
Frontline Ltd./Bermuda[a]	1,579,403	7,249,460
GasLog Ltd.	826,083	18,380,347
Gastar Exploration Inc.[a,b]	3,527,506	3,703,881
Gener8 Maritime Inc.[a,b]	954,922	6,321,584
Golar LNG Ltd.[a]	1,936,977	57,741,284
Green Plains Inc.	800,491	13,488,273
Halcon Resources Corp.[a,b]	2,597,514	19,663,181
Hallador Energy Co.	325,754	1,983,842
International Seaways Inc.[b]	590,530	10,901,184

301

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Security	Shares	Value
Isramco Inc.[a,b]	14,697	$1,538,041
Jagged Peak Energy Inc.[a,b]	1,156,773	18,253,878
Jones Energy Inc. Class Aa,b	1,052,863	1,158,149
Lilis Energy Inc.[a,b]	858,770	4,388,315
Matador Resources Co.[a,b]	1,964,075	61,141,655
Midstates Petroleum Co. Inc.[b]	225,325	3,735,889
NACCO Industries Inc. Class A	83,962	3,161,169
Navios Maritime Acquisition Corp.	1,722,647	1,912,138
Nordic American Tankers Ltd.	2,028,429	4,989,935
Oasis Petroleum Inc.[a,b]	5,378,929	45,236,793
Overseas Shipholding Group Inc. Series Ab	965,100	2,644,374
Pacific Ethanol Inc.[a,b]	877,417	3,992,247
Panhandle Oil and Gas Inc. Class A	322,846	6,634,485
Par Pacific Holdings Inc.[a,b]	644,930	12,434,250
PDC Energy Inc.[a,b]	1,333,267	68,716,581
Peabody Energy Corp.[b]	1,342,108	52,838,792
Penn Virginia Corp.[a,b]	284,235	11,116,431
PetroCorp Inc. Escrow[b,c]	26,106	—
Renewable Energy Group Inc.[a,b]	769,675	9,082,165
Resolute Energy Corp.[a,b]	441,147	13,882,896
REX American Resources Corp.[a,b]	116,921	9,679,890
Ring Energy Inc.[a,b]	1,006,445	13,989,586
Rosehill Resources Inc.[a,b]	50,916	400,200
Sanchez Energy Corp.[a,b]	1,383,217	7,344,882
SandRidge Energy Inc.[a,b]	698,802	14,723,758
Scorpio Tankers Inc.	4,836,007	14,749,821
SemGroup Corp. Class A	1,339,141	40,442,058
Ship Finance International Ltd.	1,197,296	18,558,088
SilverBow Resources Inc.[b]	130,608	3,881,670
SRC Energy Inc.[a,b]	4,763,496	40,632,621
Stone Energy Corp.[b]	397,094	12,770,543
Teekay Corp.[a]	1,098,818	10,240,984
Teekay Tankers Ltd. Class A	4,181,735	5,854,429
Tellurian Inc.[a,b]	1,166,024	11,357,074
Ultra Petroleum Corp.[b]	3,932,877	35,631,866
Uranium Energy Corp.[a,b]	2,746,862	4,861,946
W&T Offshore Inc.[b]	1,908,634	6,317,579
Westmoreland Coal Co.[a,b]	355,243	429,844
WildHorse Resource Development Corp.[a,b]	976,989	17,986,368

		1,034,206,852
PAPER & FOREST PRODUCTS — 0.64%
Boise Cascade Co.	780,021	31,122,838
Clearwater Paper Corp.[b]	325,941	14,797,721
Deltic Timber Corp.	220,858	20,219,550
KapStone Paper and Packaging Corp.	1,767,575	40,106,277
Louisiana-Pacific Corp.[a,b]	2,933,650	77,037,649
Neenah Paper Inc.	335,177	30,383,795
PH Glatfelter Co.	879,322	18,852,663
Schweitzer-Mauduit International Inc.	613,319	27,820,150
Verso Corp. Class Aa,b	698,447	12,271,714

		272,612,357

Security	Shares	Value
PERSONAL PRODUCTS — 0.16%
elf Beauty Inc.[a,b]	421,432	$9,402,148
Inter Parfums Inc.	345,935	15,030,876
Medifast Inc.	212,252	14,817,312
Natural Health Trends Corp.[a]	147,401	2,239,021
Nature’s Sunshine Products Inc.	217,176	2,508,383
Revlon Inc. Class Aa,b	239,319	5,217,154
USANA Health Sciences Inc.[a,b]	228,706	16,935,679

		66,150,573
PHARMACEUTICALS — 2.28%
Aclaris Therapeutics Inc.[a,b]	461,689	11,385,251
Aerie Pharmaceuticals Inc.[a,b]	668,757	39,958,231
Akcea Therapeutics Inc.[a,b]	299,830	5,205,049
Amphastar Pharmaceuticals Inc.[a,b]	731,990	14,083,488
ANI Pharmaceuticals Inc.[a,b]	164,489	10,601,316
Aratana Therapeutics Inc.[a,b]	825,901	4,344,239
Assembly Biosciences Inc.[a,b]	325,844	14,744,441
Catalent Inc.[b]	2,702,167	111,005,020
Clearside Biomedical Inc.[a,b]	412,756	2,889,292
Collegium Pharmaceutical Inc.[a,b]	455,756	8,413,256
Corcept Therapeutics Inc.[a,b]	1,854,618	33,494,401
Corium International Inc.[a,b]	486,670	4,676,899
Depomed Inc.[a,b]	1,157,593	9,318,624
Dermira Inc.[a,b]	763,729	21,239,303
Dova Pharmaceuticals Inc.[a,b]	102,482	2,951,482
Durect Corp.[a,b]	2,844,852	2,622,385
Horizon Pharma PLC[a,b]	3,292,246	48,066,792
Impax Laboratories Inc.[a,b]	1,480,994	24,658,550
Innoviva Inc.[a,b]	1,511,048	21,441,771
Intersect ENT Inc.[b]	526,486	17,058,146
Intra-Cellular Therapies Inc.[a,b]	860,140	12,454,827
Kala Pharmaceuticals Inc.[a,b]	155,251	2,870,591
Lannett Co. Inc.[a,b]	571,881	13,267,639
Medicines Co. (The)[a,b]	1,391,122	38,033,275
Melinta Therapeutics Inc.[a,b]	196,655	3,107,149
MyoKardia Inc.[a,b]	388,044	16,336,652
Nektar Therapeutics[a,b]	2,980,991	178,024,783
Neos Therapeutics Inc.[a,b]	479,281	4,888,666
Ocular Therapeutix Inc.[a,b]	455,002	2,024,759
Omeros Corp.[a,b]	920,590	17,887,064
Optinose Inc.[a,b]	112,262	2,121,752
Pacira Pharmaceuticals Inc./DEa,b	792,182	36,163,108
Paratek Pharmaceuticals Inc.[a,b]	478,877	8,571,898
Phibro Animal Health Corp. Series A	383,113	12,834,285
Prestige Brands Holdings Inc.[a,b]	1,075,204	47,749,810
Reata Pharmaceuticals Inc. Series Aa,b	226,366	6,410,685
Revance Therapeutics Inc.[a,b]	450,494	16,105,160
Sienna Biopharmaceuticals Inc.[a,b]	100,637	1,826,562
Sucampo Pharmaceuticals Inc. Class Aa,b	487,734	8,754,825
Supernus Pharmaceuticals Inc.[a,b]	961,757	38,326,016
Teligent Inc.[a,b]	825,828	2,997,756
Tetraphase Pharmaceuticals Inc.[a,b]	1,018,376	6,415,769
TherapeuticsMD Inc.[a,b]	3,259,460	19,687,138
Theravance Biopharma Inc.[a,b]	844,364	23,549,312
WaVe Life Sciences Ltd.[a,b]	239,527	8,407,398
Zogenix Inc.[a,b]	691,534	27,695,937

302

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Security	Shares	Value
Zynerba Pharmaceuticals Inc.[a,b]	230,386	$2,884,433

		967,555,185
PROFESSIONAL SERVICES — 1.22%
Acacia Research Corp.[a,b]	777,464	3,148,729
Barrett Business Services Inc.	142,762	9,206,721
BG Staffing Inc.	139,556	2,224,523
CBIZ Inc.[b]	1,019,794	15,755,817
Cogint Inc.[a,b]	403,129	1,773,768
CRA International Inc.	158,814	7,138,689
Exponent Inc.	515,113	36,624,534
Forrester Research Inc.	199,224	8,805,701
Franklin Covey Co.[a,b]	202,062	4,192,787
FTI Consulting Inc.[b]	762,062	32,738,184
GP Strategies Corp.[a,b]	254,670	5,908,344
Heidrick & Struggles International Inc.	371,128	9,111,192
Hill International Inc.[a,b]	722,549	3,937,892
Huron Consulting Group Inc.[a,b]	444,432	17,977,274
ICF International Inc.[b]	360,666	18,934,965
Insperity Inc.	730,811	41,912,011
Kelly Services Inc. Class A	613,788	16,737,999
Kforce Inc.	475,310	12,001,578
Korn/Ferry International	1,046,910	43,321,136
Mistras Group Inc.[a,b]	348,890	8,188,448
Navigant Consulting Inc.[b]	923,588	17,926,843
On Assignment Inc.[b]	1,008,435	64,812,117
Resources Connection Inc.	579,510	8,953,430
RPX Corp.	916,230	12,314,131
TriNet Group Inc.[a,b]	833,155	36,942,093
TrueBlue Inc.[b]	822,793	22,626,807
WageWorks Inc.[a,b]	802,045	49,726,790
Willdan Group Inc.[a,b]	152,441	3,649,438

		516,591,941
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.42%
Altisource Portfolio Solutions SAa,b	229,363	6,422,164
Consolidated-Tomoka Land Co.[a]	83,166	5,281,041
Forestar Group Inc.[a,b]	232,591	5,117,002
FRP Holdings Inc.[a,b]	134,148	5,936,049
Griffin Industrial Realty Inc.	14,290	524,443
HFF Inc. Class A	747,608	36,363,653
Kennedy-Wilson Holdings Inc.	2,440,655	42,345,364
Marcus & Millichap Inc.[b]	331,195	10,800,269
Maui Land & Pineapple Co. Inc.[a,b]	135,639	2,346,555
RE/MAX Holdings Inc. Class A	359,017	17,412,324
Redfin Corp.[a,b]	215,547	6,750,932
RMR Group Inc. (The) Class A	143,886	8,532,440
St. Joe Co. (The)[a,b]	893,097	16,120,401
Stratus Properties Inc.[a]	126,460	3,755,862
Tejon Ranch Co.[a,b]	376,049	7,806,777
Transcontinental Realty Investors Inc.[a,b]	33,889	1,061,403
Trinity Place Holdings Inc.[a,b]	407,650	2,833,168

		179,409,847

Security	Shares	Value
ROAD & RAIL — 0.91%
ArcBest Corp.	522,618	$18,683,594
Avis Budget Group Inc.[a,b]	1,458,866	64,015,040
Covenant Transportation Group Inc. Class Aa,b	242,500	6,967,025
Daseke Inc.[a,b]	488,158	6,975,778
Heartland Express Inc.[a]	932,227	21,758,178
Hertz Global Holdings Inc.[a,b]	1,100,919	24,330,310
Knight-Swift Transportation Holdings Inc.[a]	2,520,853	110,211,693
Marten Transport Ltd.	774,547	15,723,304
Roadrunner Transportation Systems Inc.[b]	646,213	4,982,302
Saia Inc.[b]	509,290	36,032,267
Schneider National Inc. Class Ba	847,692	24,210,084
Universal Logistics Holdings Inc.	187,446	4,451,843
Werner Enterprises Inc.[a]	952,585	36,817,410
YRC Worldwide Inc.[a,b]	671,546	9,656,831

		384,815,659
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.11%
Advanced Energy Industries Inc.[b]	798,358	53,873,198
Alpha & Omega Semiconductor Ltd.[b]	373,336	6,107,777
Ambarella Inc.[a,b]	653,561	38,396,709
Amkor Technology Inc.[a,b]	2,060,843	20,711,472
Aquantia Corp.[a,b]	142,284	1,612,078
Axcelis Technologies Inc.[b]	605,168	17,368,322
AXT Inc.[a,b]	744,856	6,480,247
Brooks Automation Inc.	1,386,560	33,069,456
Cabot Microelectronics Corp.	500,179	47,056,840
CEVA Inc.[a,b]	437,258	20,179,457
Cirrus Logic Inc.[a,b]	1,294,174	67,115,864
Cohu Inc.	554,190	12,164,470
Cree Inc.[a,b]	1,966,272	73,027,342
CyberOptics Corp.[a,b]	138,886	2,083,290
Diodes Inc.[a,b]	784,377	22,488,089
DSP Group Inc.[a,b]	445,618	5,570,225
Entegris Inc.	2,862,011	87,148,235
FormFactor Inc.[a,b]	1,459,511	22,841,347
GSI Technology Inc.[a,b]	288,224	2,294,263
Ichor Holdings Ltd.[b]	362,452	8,916,319
Impinj Inc.[a,b]	362,764	8,173,073
Inphi Corp.[a,b]	846,477	30,981,058
Integrated Device Technology Inc.[a,b]	2,694,929	80,120,239
IXYS Corp.[b]	522,653	12,517,539
Kopin Corp.[a,b]	1,225,263	3,920,842
Lattice Semiconductor Corp.[a,b]	2,459,017	14,213,118
MACOM Technology Solutions Holdings Inc.[a,b]	817,118	26,589,020
MaxLinear Inc.[a,b]	1,235,743	32,648,330
MKS Instruments Inc.	1,084,040	102,441,780
Monolithic Power Systems Inc.	801,000	90,000,360
Nanometrics Inc.[a,b]	480,130	11,964,840
NeoPhotonics Corp.[a,b]	655,072	4,310,374
NVE Corp.	93,119	8,008,234
PDF Solutions Inc.[a,b]	558,811	8,773,333
Photronics Inc.[a,b]	1,351,604	11,522,424
Pixelworks Inc.[a,b]	594,527	3,763,356
Power Integrations Inc.	576,495	42,401,207
Rambus Inc.[a,b]	2,178,163	30,973,478
Rudolph Technologies Inc.[b]	623,928	14,911,879

303

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Security	Shares	Value
Semtech Corp.[b]	1,304,523	$44,614,687
Sigma Designs Inc.[b]	765,616	5,321,031
Silicon Laboratories Inc.[a,b]	843,466	74,478,048
SMART Global Holdings Inc.[b]	118,157	3,981,891
SunPower Corp.[a,b]	1,208,502	10,187,672
Synaptics Inc.[a,b]	694,576	27,741,365
Ultra Clean Holdings Inc.[a,b]	665,192	15,359,283
Veeco Instruments Inc.[a,b]	954,742	14,177,919
Xcerra Corp.[a,b]	1,129,970	11,062,406
Xperi Corp.	986,676	24,074,894

		1,317,738,680
SOFTWARE — 3.56%
8x8 Inc.[a,b]	1,787,005	25,196,770
A10 Networks Inc.[a,b]	975,270	7,529,084
ACI Worldwide Inc.[a,b]	2,351,630	53,311,452
Agilysys Inc.[b]	328,919	4,039,125
American Software Inc./GA Class A	534,867	6,220,503
Aspen Technology Inc.[b]	1,465,128	96,991,474
Barracuda Networks Inc.[a,b]	504,933	13,885,658
Blackbaud Inc.[a]	961,706	90,871,600
Blackline Inc.[a,b]	313,769	10,291,623
Bottomline Technologies de Inc.[b]	802,250	27,822,030
BroadSoft Inc.[a,b]	629,464	34,557,574
Callidus Software Inc.[a,b]	1,366,881	39,161,141
CommVault Systems Inc.[b]	805,071	42,266,227
Digimarc Corp.[a,b]	196,994	7,121,333
Ebix Inc.[a]	487,318	38,619,951
Ellie Mae Inc.[a,b]	682,554	61,020,328
Everbridge Inc.[b]	338,044	10,046,668
Fair Isaac Corp.	599,071	91,777,677
ForeScout Technologies Inc.[b]	110,212	3,514,661
Glu Mobile Inc.[b]	2,131,125	7,757,295
HubSpot Inc.[a,b]	687,396	60,765,806
Imperva Inc.[b]	689,154	27,359,414
Majesco[a,b]	118,174	634,594
MicroStrategy Inc. Class Ab	191,440	25,136,072
Mitek Systems Inc.[a,b]	616,792	5,520,288
MobileIron Inc.[a,b]	1,108,995	4,325,081
Model N Inc.[a,b]	462,620	7,286,265
Monotype Imaging Holdings Inc.	836,775	20,166,277
Park City Group Inc.[a,b]	259,458	2,477,824
Paycom Software Inc.[a,b]	994,133	79,858,704
Paylocity Holding Corp.[a,b]	524,975	24,757,821
Pegasystems Inc.	738,773	34,833,147
Progress Software Corp.	961,418	40,927,564
Proofpoint Inc.[a,b]	880,760	78,220,296
PROS Holdings Inc.[a,b]	527,002	13,939,203
QAD Inc. Class A	196,966	7,652,129
Qualys Inc.[a,b]	643,628	38,199,322
Rapid7 Inc.[a,b]	415,361	7,750,636
RealNetworks Inc.[a,b]	559,925	1,914,944
RealPage Inc.[a,b]	1,183,483	52,428,297
RingCentral Inc. Class Aa,b	1,312,972	63,547,845
Rosetta Stone Inc.[a,b]	338,092	4,216,007
Rubicon Project Inc. (The)[b]	897,384	1,678,108

Security	Shares	Value
SecureWorks Corp. Class Aa,b	163,489	$1,450,147
Silver Spring Networks Inc.[b]	861,517	13,991,036
Synchronoss Technologies Inc.[a,b]	865,463	7,737,239
Telenav Inc.[a,b]	649,013	3,569,572
TiVo Corp.	2,383,465	37,182,054
Upland Software Inc.[b]	154,825	3,353,510
Varonis Systems Inc.[a,b]	398,841	19,363,731
VASCO Data Security International Inc.[b]	603,739	8,391,972
Verint Systems Inc.[a,b]	1,262,602	52,839,894
VirnetX Holding Corp.[a,b]	1,022,473	3,783,150
Workiva Inc.[a,b]	497,200	10,640,080
Zendesk Inc.[a,b]	2,011,974	68,085,200
Zix Corp.[b]	1,115,368	4,885,312

		1,510,870,715
SPECIALTY RETAIL — 2.19%
Aaron’s Inc.	1,272,781	50,720,323
Abercrombie & Fitch Co. Class A	1,374,457	23,956,786
America’s Car-Mart Inc./TXa,b	143,263	6,396,693
American Eagle Outfitters Inc.	3,262,350	61,332,180
Asbury Automotive Group Inc.[a,b]	371,565	23,780,160
Ascena Retail Group Inc.[a,b]	3,488,848	8,198,793
At Home Group Inc.[b]	98,673	2,998,672
Barnes & Noble Education Inc.[b]	773,616	6,374,596
Barnes & Noble Inc.	1,219,629	8,171,514
Big 5 Sporting Goods Corp.[a]	426,427	3,240,845
Boot Barn Holdings Inc.[a,b]	246,859	4,100,328
Buckle Inc. (The)	579,770	13,769,537
Build-A-Bear Workshop Inc.[a,b]	286,522	2,636,002
Caleres Inc.	845,667	28,312,931
Camping World Holdings Inc. Class Aa	641,225	28,681,994
Carvana Co.[a,b]	281,813	5,388,265
Cato Corp. (The) Class A	475,600	7,571,552
Chico’s FAS Inc.	2,592,168	22,862,922
Children’s Place Inc. (The)	346,000	50,291,100
Citi Trends Inc.	267,747	7,084,586
Conn’s Inc.[a,b]	376,688	13,391,258
Container Store Group Inc. (The)[a,b]	324,021	1,535,860
DSW Inc. Class A	1,324,257	28,352,342
Express Inc.[b]	1,554,086	15,773,973
Finish Line Inc. (The) Class A	761,722	11,067,821
Five Below Inc.[b]	1,085,932	72,019,010
Francesca’s Holdings Corp.[a,b]	752,406	5,500,088
Genesco Inc.[a,b]	389,250	12,650,625
GNC Holdings Inc. Class Aa	1,376,244	5,078,340
Group 1 Automotive Inc.	399,445	28,348,612
Guess? Inc.	1,207,945	20,390,112
Haverty Furniture Companies Inc.	374,208	8,475,811
Hibbett Sports Inc.[a,b]	413,734	8,440,174
J. Jill Inc.[b]	238,166	1,857,695
Kirkland’s Inc.[a,b]	311,923	3,732,159
Lithia Motors Inc. Class A	473,650	53,801,903
Lumber Liquidators Holdings Inc.[a,b]	569,572	17,878,865
MarineMax Inc.[a,b]	458,220	8,660,358
Monro Inc.	637,037	36,279,257
National Vision Holdings Inc.[b]	371,038	15,067,853
Office Depot Inc.	10,313,559	36,509,999
Party City Holdco Inc.[a,b]	557,392	7,775,618
Pier 1 Imports Inc.	1,645,840	6,813,778

304

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Security	Shares	Value
Rent-A-Center Inc./TXa	860,413	$9,550,584
RHa,b	403,758	34,807,977
Shoe Carnival Inc.	231,286	6,186,901
Sleep Number Corp.[a,b]	791,006	29,733,916
Sonic Automotive Inc. Class A	508,261	9,377,415
Sportsman’s Warehouse Holdings Inc.[a,b]	731,570	4,835,678
Tailored Brands Inc.	989,368	21,597,903
Tile Shop Holdings Inc.	804,236	7,720,666
Tilly’s Inc. Class A	260,774	3,849,024
Vitamin Shoppe Inc.[a,b]	431,756	1,899,726
Winmark Corp.	47,195	6,107,033
Zumiez Inc.[a,b]	369,944	7,704,084

		928,642,197
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.43%
3D Systems Corp.[a,b]	2,206,772	19,066,510
Avid Technology Inc.[a,b]	690,602	3,722,345
CPI Card Group Inc.[a]	106,111	389,427
Cray Inc.[a,b]	809,614	19,592,659
Diebold Nixdorf Inc.	1,533,284	25,069,193
Eastman Kodak Co.[a,b]	334,007	1,035,422
Electronics For Imaging Inc.[a,b]	932,638	27,540,800
Immersion Corp.[a,b]	583,245	4,117,710
Intevac Inc.[a,b]	376,635	2,579,950
Pure Storage Inc. Class Aa,b	1,915,778	30,384,239
Quantum Corp.[b]	565,547	3,184,030
Stratasys Ltd.[a,b]	1,016,729	20,293,911
Super Micro Computer Inc.[a,b]	792,779	16,588,900
USA Technologies Inc.[a,b]	928,456	9,052,446

		182,617,542
TEXTILES, APPAREL & LUXURY GOODS — 0.80%
Columbia Sportswear Co.	583,701	41,956,428
Crocs Inc.[a,b]	1,400,171	17,698,161
Culp Inc.	220,059	7,371,977
Deckers Outdoor Corp.[a,b]	637,677	51,173,579
Delta Apparel Inc.[a,b]	154,651	3,123,950
Fossil Group Inc.[a,b]	901,390	7,003,800
G-III Apparel Group Ltd.[a,b]	872,927	32,202,277
Iconix Brand Group Inc.[a,b]	1,012,547	1,306,186
Movado Group Inc.	306,789	9,878,606
Oxford Industries Inc.	330,529	24,852,476
Perry Ellis International Inc.[a,b]	258,464	6,471,939
Sequential Brands Group Inc.[a,b]	801,918	1,427,414
Steven Madden Ltd.[b]	1,184,378	55,310,453
Superior Uniform Group Inc.	179,795	4,802,324
Unifi Inc.[b]	307,298	11,022,779
Vera Bradley Inc.[a,b]	407,906	4,968,295
Wolverine World Wide Inc.	1,899,558	60,557,909

		341,128,553
THRIFTS & MORTGAGE FINANCE — 2.27%
Bank Mutual Corp.	867,215	9,235,840

Security	Shares	Value
BankFinancial Corp.	312,965	$4,800,883
Bear State Financial Inc.	423,660	4,334,042
Beneficial Bancorp. Inc.	1,398,265	23,001,459
BofI Holding Inc.[a,b]	1,212,843	36,264,006
BSB Bancorp. Inc./MAa,b	168,497	4,928,537
Capitol Federal Financial Inc.	2,571,302	34,481,160
Charter Financial Corp./MD	247,640	4,343,606
Clifton Bancorp. Inc.[a]	398,545	6,815,120
Dime Community Bancshares Inc.	637,636	13,358,474
Entegra Financial Corp.[a,b]	136,895	4,004,179
ESSA Bancorp. Inc.	186,100	2,916,187
Essent Group Ltd.[b]	1,636,434	71,053,964
Federal Agricultural Mortgage Corp. Class C	180,381	14,113,009
First Defiance Financial Corp.	202,343	10,515,766
Flagstar Bancorp. Inc.[a,b]	429,502	16,071,965
Greene County Bancorp. Inc.	60,323	1,966,530
Hingham Institution for Savings	26,780	5,543,460
Home Bancorp. Inc.	118,221	5,109,512
HomeStreet Inc.[a,b]	513,914	14,877,810
Impac Mortgage Holdings Inc.[a,b]	212,242	2,156,379
Kearny Financial Corp./MD	1,603,575	23,171,659
LendingTree Inc.[a,b]	128,637	43,794,467
Malvern Bancorp. Inc.[b]	129,841	3,401,834
Merchants Bancorp/INa	150,059	2,953,161
Meridian Bancorp. Inc.	958,199	19,738,899
Meta Financial Group Inc.	181,228	16,790,774
MGIC Investment Corp.[b]	7,468,519	105,380,803
Nationstar Mortgage Holdings Inc.[a,b]	589,046	10,897,351
NMI Holdings Inc. Class Aa,b	1,199,447	20,390,599
Northfield Bancorp. Inc.	871,443	14,884,246
Northwest Bancshares Inc.	1,908,584	31,930,610
OceanFirst Financial Corp.	632,840	16,612,050
Oconee Federal Financial Corp.	24,693	708,689
Ocwen Financial Corp.[a,b]	2,184,523	6,837,557
Oritani Financial Corp.	798,995	13,103,518
PCSB Financial Corp.[b]	355,459	6,771,494
PennyMac Financial Services Inc. Class Aa,b,d	224,219	5,011,295
PHH Corp.[b]	635,452	6,545,156
Provident Bancorp. Inc.[a,b]	87,575	2,316,359
Provident Financial Holdings Inc.	133,936	2,464,422
Provident Financial Services Inc.	1,243,460	33,536,116
Prudential Bancorp. Inc.[a]	162,702	2,863,555
Radian Group Inc.	4,363,816	89,938,248
Riverview Bancorp. Inc.	399,131	3,460,466
SI Financial Group Inc.	225,753	3,318,569
Southern Missouri Bancorp. Inc.	122,656	4,610,639
Territorial Bancorp. Inc.	161,158	4,974,947
Timberland Bancorp. Inc./WA	122,771	3,259,570
TrustCo Bank Corp. NY	1,873,861	17,239,521
United Community Financial Corp./OH	992,730	9,063,625
United Financial Bancorp. Inc.	1,029,420	18,158,969
Walker & Dunlop Inc.[a,b]	559,440	26,573,400
Washington Federal Inc.	1,757,735	60,202,424
Waterstone Financial Inc.	529,558	9,028,964
Western New England Bancorp Inc.	559,136	6,094,582
WSFS Financial Corp.	613,132	29,338,366

		965,258,792

305

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Security	Shares	Value
TOBACCO — 0.17%
Turning Point Brands Inc.	119,888	$2,533,233
Universal Corp./VA	497,904	26,139,960
Vector Group Ltd.	1,962,441	43,919,430

		72,592,623
TRADING COMPANIES & DISTRIBUTORS — 1.40%
Aircastle Ltd.	960,134	22,457,534
Applied Industrial Technologies Inc.	762,216	51,906,909
Beacon Roofing Supply Inc.[a,b]	1,339,974	85,436,742
BMC Stock Holdings Inc.[a,b]	1,314,916	33,267,375
CAI International Inc.[b]	310,910	8,804,971
DXP Enterprises Inc./TXb	319,151	9,437,295
EnviroStar Inc.[a]	69,815	2,792,600
Foundation Building Materials Inc.[a,b]	292,708	4,329,151
GATX Corp.	765,342	47,573,659
GMS Inc.[b]	552,820	20,808,145
H&E Equipment Services Inc.	636,184	25,860,880
Herc Holdings Inc.[b]	505,231	31,632,513
Huttig Building Products Inc.[a,b]	481,812	3,204,050
Kaman Corp.	556,055	32,718,276
Lawson Products Inc./DEa,b	129,000	3,192,750
MRC Global Inc.[a,b]	1,807,748	30,587,096
Nexeo Solutions Inc.[a,b]	530,757	4,829,889
NOW Inc.[a,b]	2,166,934	23,901,282
Rush Enterprises Inc. Class Aa,b	601,278	30,550,935
Rush Enterprises Inc. Class Bb	106,089	5,114,551
SiteOne Landscape Supply Inc.[a,b]	681,788	52,293,139
Textainer Group Holdings Ltd.[b]	549,972	11,824,398
Titan Machinery Inc.[a,b]	374,481	7,927,763
Triton International Ltd.	947,062	35,467,472
Veritiv Corp.[a,b]	232,242	6,711,794
Willis Lease Finance Corp.[a,b]	79,272	1,979,422

		594,610,591
WATER UTILITIES — 0.43%
American States Water Co.	731,976	42,388,730
AquaVenture Holdings Ltd.[b]	231,001	3,585,136
Artesian Resources Corp. Class A	159,513	6,150,821
Cadiz Inc.[a,b]	424,752	6,052,716
California Water Service Group	973,700	44,157,295
Connecticut Water Service Inc.	224,333	12,878,958
Consolidated Water Co. Ltd.	288,956	3,640,846
Evoqua Water Technologies Corp.[b]	666,969	15,813,835
Global Water Resources Inc.	202,036	1,887,016
Middlesex Water Co.	319,861	12,765,652
Pure Cycle Corp.[a,b]	339,515	2,834,950
SJW Group	328,611	20,975,240
York Water Co. (The)	258,153	8,751,387

		181,882,582

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Boingo Wireless Inc.[a,b]	730,849	$16,444,102
Shenandoah Telecommunications Co.	933,892	31,565,550
Spok Holdings Inc.	392,990	6,150,294

		54,159,946

TOTAL COMMON STOCKS
(Cost: $47,151,400,760)		42,260,239,602

SHORT-TERM INVESTMENTS — 13.75%

MONEY MARKET FUNDS — 13.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[d,e,f]	5,749,758,637	5,750,333,613
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[d,e]	83,821,837	83,821,837

		5,834,155,450

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,834,049,231)		5,834,155,450

TOTAL INVESTMENTS IN SECURITIES — 113.36%
(Cost: $52,985,449,991)		48,094,395,052
Other Assets, Less Liabilities — (13.36)%		(5,669,983,481)

NET ASSETS — 100.00%		$42,424,411,571

NVS  —  Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

306

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,920,963,301	828,795,336	[a]	—	5,749,758,637	$5,750,333,613	$—	[b]	$(284,129)	$(1,425,941)
BlackRock Cash Funds: Treasury, SL Agency Shares	96,515,567	—		(12,693,730)[a]	83,821,837	83,821,837	482,920		—	—
PennyMac Financial Services Inc. Class A	224,219	—		—	224,219	5,011,295	—		—	1,188,361
PennyMac Mortgage Investment Trust	1,319,839	1,109,496		(1,121,947)	1,307,388	21,009,725	2,477,412		(1,290,806)	(868,135)

						$5,860,176,470	$2,960,332		$(1,574,935)	$(1,105,715)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
Russell 2000 E-mini	2,203	Mar 2018	$169,245	$243,501

307

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2017

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$42,254,777,115	$13	$5,462,474	$42,260,239,602
Money Market Funds	5,834,155,450	—	—	5,834,155,450

Total	$48,088,932,565	$13	$5,462,474	$48,094,395,052

Derivative financial instruments[a]
Assets
Futures Contracts	$243,501	$—	$—	$243,501

Total	$243,501	$—	$—	$243,501

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

308

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 1.05%
Aerojet Rocketdyne Holdings Inc.[a,b]	578,814	$18,058,997
Astronics Corp.[a,b]	180,580	7,488,653
Axon Enterprise Inc.[a,b]	436,353	11,563,354
Curtiss-Wright Corp.	277,472	33,809,963
Kratos Defense & Security Solutions Inc.[a,b]	275,482	2,917,354
Mercury Systems Inc.[b]	361,623	18,569,341
Moog Inc. Class Ab	24,687	2,144,066
National Presto Industries Inc.	4,113	409,038
Sparton Corp.[b]	5,146	118,667
Vectrus Inc.[b]	19,014	586,582

		95,666,015
AIR FREIGHT & LOGISTICS — 0.30%
Air Transport Services Group Inc.[a,b]	492,073	11,386,569
Forward Air Corp.	247,553	14,219,444
Radiant Logistics Inc.[b]	315,399	1,450,836

		27,056,849
AIRLINES — 0.35%
Allegiant Travel Co.	105,977	16,399,941
Hawaiian Holdings Inc.[a]	393,677	15,688,028

		32,087,969
AUTO COMPONENTS — 1.27%
Cooper-Standard Holdings Inc.[a,b]	31,315	3,836,087
Dana Inc.	590,393	18,898,480
Dorman Products Inc.[a,b]	225,454	13,784,258
Fox Factory Holding Corp.[a,b]	293,241	11,392,413
Gentherm Inc.[a,b]	240,716	7,642,733
Horizon Global Corp.[a,b]	211,627	2,967,010
LCI Industries	203,430	26,445,900
Shiloh Industries Inc.[a,b]	75,763	621,257
Standard Motor Products Inc.	112,866	5,068,812
Tenneco Inc.	426,354	24,958,763

		115,615,713
AUTOMOBILES — 0.14%
Winnebago Industries Inc.	231,274	12,858,834

		12,858,834
BANKS — 2.15%
Access National Corp.	7,992	222,497
Allegiance Bancshares Inc.[a,b]	67,953	2,558,430
Ameris Bancorp.	230,689	11,119,210
Atlantic Capital Bancshares Inc.[a,b]	32,354	569,430
Bank of NT Butterfield & Son Ltd. (The)	321,484	11,666,654
Bankwell Financial Group Inc.	9,140	313,868
Blue Hills Bancorp. Inc.	98,333	1,976,493
Bryn Mawr Bank Corp.	12,939	571,904

Security	Shares	Value
Byline Bancorp Inc.[b]	5,639	$129,528
Capstar Financial Holdings Inc.[a,b]	21,409	444,665
Carolina Financial Corp.[a]	120,734	4,485,268
CBTX Inc.	3,196	94,793
Central Pacific Financial Corp.	14,485	432,088
CoBiz Financial Inc.	34,491	689,475
Columbia Banking System Inc.	61,893	2,688,632
ConnectOne Bancorp. Inc.	69,454	1,788,441
Eagle Bancorp. Inc.[b]	212,471	12,302,071
Equity Bancshares Inc. Class Ab	30,421	1,077,208
FB Financial Corp.[b]	53,908	2,263,597
First Connecticut Bancorp. Inc./Farmington CT	26,447	691,589
First Financial Bankshares Inc.	345,109	15,547,160
First Financial Northwest Inc.	8,816	136,736
First Foundation Inc.[a,b]	82,129	1,522,672
First of Long Island Corp. (The)	37,378	1,065,273
Franklin Financial Network Inc.[a,b]	26,302	896,898
Glacier Bancorp. Inc.	106,144	4,181,012
Green Bancorp. Inc.[a,b]	35,534	721,340
Guaranty Bancorp.	38,552	1,065,963
Guaranty Bancshares Inc./TX	17,278	529,571
HarborOne Bancorp Inc.[a,b]	52,809	1,011,820
Heritage Commerce Corp.	27,584	422,587
Home BancShares Inc./AR	1,064,128	24,740,976
Howard Bancorp. Inc.[a,b]	15,104	332,288
Investar Holding Corp.	22,241	536,008
Lakeland Financial Corp.	33,373	1,618,257
LegacyTexas Financial Group Inc.	160,419	6,771,286
Live Oak Bancshares Inc.[a]	193,894	4,624,372
MB Financial Inc.	57,360	2,553,667
Metropolitan Bank Holding Corp.[b]	3,095	130,300
Midland States Bancorp. Inc.	8,115	263,575
MidSouth Bancorp. Inc.[a]	7,518	99,614
National Bank Holdings Corp. Class A	72,716	2,358,180
National Commerce Corp.[a,b]	43,699	1,758,885
Old Line Bancshares Inc.	8,613	253,567
Opus Bank[b]	112,281	3,065,271
Pacific Premier Bancorp. Inc.[a,b]	114,878	4,595,120
Paragon Commercial Corp.[b]	3,964	210,924
People’s Utah Bancorp.	15,006	454,682
Preferred Bank/Los Angeles CA	111,713	6,566,490
RBB Bancorp	3,215	87,995
Republic First Bancorp. Inc.[b]	91,100	769,795
ServisFirst Bancshares Inc.[a]	387,202	16,068,883
South State Corp.	20,558	1,791,630
Texas Capital Bancshares Inc.[a,b]	321,615	28,591,573
Tompkins Financial Corp.	6,427	522,836
TriState Capital Holdings Inc.[a,b]	51,748	1,190,204
Union Bankshares Inc./Morrisville VTa	30,220	1,600,149
Veritex Holdings Inc.[a,b]	42,790	1,180,576
West Bancorp. Inc.	30,234	760,385

		196,684,361
BEVERAGES — 0.49%
Boston Beer Co. Inc. (The) Class Aa,b	69,676	13,315,083
Castle Brands Inc.[a,b]	736,518	898,552
Coca-Cola Bottling Co. Consolidated[a]	39,387	8,478,446
Craft Brew Alliance Inc.[a,b]	106,848	2,051,482
MGP Ingredients Inc.[a]	95,884	7,371,562

309

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2017

Security	Shares	Value
National Beverage Corp.	98,086	$9,557,500
Primo Water Corp.[a,b]	213,208	2,680,024

		44,352,649
BIOTECHNOLOGY — 9.18%
Acceleron Pharma Inc.[a,b]	260,018	11,035,164
Achaogen Inc.[a,b]	289,796	3,112,409
Acorda Therapeutics Inc.[a,b]	51,196	1,098,154
Adamas Pharmaceuticals Inc.[a,b]	65,025	2,203,697
Aduro Biotech Inc.[a,b]	369,311	2,769,832
Advaxis Inc.[a,b]	281,324	798,960
Agenus Inc.[a,b]	533,640	1,739,666
Aileron Therapeutics Inc.[a,b]	31,536	332,389
Aimmune Therapeutics Inc.[a,b]	294,440	11,135,721
Akebia Therapeutics Inc.[b]	376,396	5,597,009
Alder Biopharmaceuticals Inc.[a,b]	88,079	1,008,505
Allena Pharmaceuticals Inc.[b]	33,755	339,575
Amicus Therapeutics Inc.[a,b]	1,397,620	20,111,752
AnaptysBio Inc.[b]	149,709	15,078,690
Anavex Life Sciences Corp.[a,b]	308,328	992,816
Apellis Pharmaceuticals Inc.[b]	67,791	1,471,065
Arena Pharmaceuticals Inc.[b]	329,011	11,176,504
Array BioPharma Inc.[a,b]	1,465,671	18,760,589
Asterias Biotherapeutics Inc.[a,b]	239,896	539,766
Athenex Inc.[a,b]	43,234	687,421
Athersys Inc.[a,b]	798,122	1,444,601
Audentes Therapeutics Inc.[a,b]	126,280	3,946,250
Avexis Inc.[a,b]	205,697	22,764,487
Axovant Sciences Ltd.[a,b]	269,609	1,420,839
Bellicum Pharmaceuticals Inc.[a,b]	158,589	1,333,733
BioCryst Pharmaceuticals Inc.[a,b]	695,371	3,414,272
Biohaven Pharmaceutical Holding Co. Ltd.[b]	80,156	2,162,609
BioSpecifics Technologies Corp.[a,b]	47,887	2,074,944
Bluebird Bio Inc.[a,b]	161,650	28,789,865
Blueprint Medicines Corp.[a,b]	356,112	26,854,406
Calithera Biosciences Inc.[b]	258,035	2,154,592
Calyxt Inc.[a,b]	50,451	1,111,436
Cara Therapeutics Inc.[a,b]	194,196	2,376,959
Catalyst Pharmaceuticals Inc.[a,b]	602,538	2,355,924
Celcuity Inc.[b]	17,460	330,867
ChemoCentryx Inc.[a,b]	207,937	1,237,225
Clovis Oncology Inc.[a,b]	367,673	25,001,764
Coherus Biosciences Inc.[a,b]	323,025	2,842,620
Conatus Pharmaceuticals Inc.[a,b]	215,475	995,494
Concert Pharmaceuticals Inc.[b]	64,594	1,671,047
Corbus Pharmaceuticals Holdings Inc.[a,b]	405,807	2,881,230
Curis Inc.[b]	1,041,613	729,129
Cytokinetics Inc.[a,b]	349,879	2,851,514
CytomX Therapeutics Inc.[a,b]	244,656	5,164,688
Deciphera Pharmaceuticals Inc.[b]	51,661	1,171,155
Dyax Corp.[b,c]	1,121,579	2,568,416
Dynavax Technologies Corp.[b]	39,995	747,906
Eagle Pharmaceuticals Inc./DEa,b	67,250	3,592,495
Edge Therapeutics Inc.[a,b]	167,299	1,567,592
Editas Medicine Inc.[b]	207,160	6,366,027
Emergent BioSolutions Inc.[b]	135,727	6,307,234

Security	Shares	Value
Epizyme Inc.[a,b]	302,021	$3,790,364
Esperion Therapeutics Inc.[a,b]	142,532	9,384,307
Exact Sciences Corp.[a,b]	985,788	51,793,301
Fate Therapeutics Inc.[a,b]	79,306	484,560
FibroGen Inc.[a,b]	583,368	27,651,643
Flexion Therapeutics Inc.[a,b]	274,525	6,874,106
Fortress Biotech Inc.[a,b]	284,046	1,133,344
Foundation Medicine Inc.[a,b]	121,657	8,297,007
G1 Therapeutics Inc.[b]	48,766	967,517
Genocea Biosciences Inc.[a,b]	202,605	235,022
Genomic Health Inc.[a,b]	167,732	5,736,434
Geron Corp.[a,b]	1,252,192	2,253,946
Global Blood Therapeutics Inc.[a,b]	308,911	12,155,648
Halozyme Therapeutics Inc.[b]	998,589	20,231,413
Heron Therapeutics Inc.[b]	328,060	5,937,886
Idera Pharmaceuticals Inc.[b]	1,104,316	2,330,107
Ignyta Inc.[a,b]	493,282	13,170,629
Immune Design Corp.[a,b]	16,792	65,489
ImmunoGen Inc.[b]	836,701	5,363,253
Immunomedics Inc.[a,b]	331,578	5,358,300
Inovio Pharmaceuticals Inc.[a,b]	692,147	2,858,567
Insmed Inc.[a,b]	548,772	17,110,711
Insys Therapeutics Inc.[a,b]	204,925	1,971,378
Invitae Corp.[a,b]	366,220	3,325,278
Iovance Biotherapeutics Inc.[a,b]	30,690	245,520
Ironwood Pharmaceuticals Inc.[a,b]	1,126,915	16,892,456
Jounce Therapeutics Inc.[a,b]	120,588	1,537,497
Karyopharm Therapeutics Inc.[a,b]	61,763	592,925
Keryx Biopharmaceuticals Inc.[a,b]	759,752	3,532,847
Kindred Biosciences Inc.[a,b]	21,743	205,471
Kura Oncology Inc.[a,b]	169,303	2,590,336
La Jolla Pharmaceutical Co.[a,b]	148,279	4,771,618
Lexicon Pharmaceuticals Inc.[a,b]	366,152	3,617,582
Ligand Pharmaceuticals Inc.[a,b]	171,532	23,487,877
Loxo Oncology Inc.[a,b]	191,281	16,102,035
MacroGenics Inc.[a,b]	80,576	1,530,944
Madrigal Pharmaceuticals Inc.[b]	34,504	3,167,122
Matinas BioPharma Holdings Inc.[b]	444,627	515,767
MediciNova Inc.[a,b]	234,282	1,515,805
Merrimack Pharmaceuticals Inc.	70,538	723,014
Mersana Therapeutics Inc.[a,b]	31,330	514,752
MiMedx Group Inc.[a,b]	867,338	10,937,132
Minerva Neurosciences Inc.[a,b]	187,937	1,137,019
Miragen Therapeutics Inc.[b]	88,489	922,940
Momenta Pharmaceuticals Inc.[b]	151,542	2,114,011
Natera Inc.[a,b]	264,540	2,378,215
NewLink Genetics Corp.[b]	243,366	1,973,698
Novavax Inc.[a,b]	1,017,837	1,262,118
Nymox Pharmaceutical Corp.[a,b]	95,381	314,757
Oncocyte Corp.[a,b]	31,946	148,549
Organovo Holdings Inc.[a,b]	832,947	1,116,149
Ovid therapeutics Inc.[a,b]	42,524	419,712
Pieris Pharmaceuticals Inc.[a,b]	302,004	2,280,130
Portola Pharmaceuticals Inc.[a,b]	440,139	21,425,967
Progenics Pharmaceuticals Inc.[a,b]	595,553	3,543,540
Protagonist Therapeutics Inc.[b]	39,332	818,106
Prothena Corp. PLC[a,b]	249,044	9,336,660
PTC Therapeutics Inc.[a,b]	267,964	4,469,640
Puma Biotechnology Inc.[a,b]	240,369	23,760,476
Ra Pharmaceuticals Inc.[b]	99,002	841,517

310

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2017

Security	Shares	Value
Radius Health Inc.[a,b]	321,684	$10,219,901
Recro Pharma Inc.[b]	12,268	113,479
REGENXBIO Inc.[b]	64,887	2,157,493
Repligen Corp.[a,b]	314,304	11,402,949
Rhythm Pharmaceuticals Inc.[b]	51,574	1,498,740
Rigel Pharmaceuticals Inc.[a,b]	1,238,981	4,807,246
Sage Therapeutics Inc.[a,b]	317,024	52,217,023
Sangamo Therapeutics Inc.[a,b]	702,146	11,515,194
Sarepta Therapeutics Inc.[a,b]	390,777	21,742,832
Selecta Biosciences Inc.[a,b]	115,768	1,135,684
Seres Therapeutics Inc.[a,b]	172,258	1,746,696
Spark Therapeutics Inc.[a,b]	231,321	11,894,526
Spero Therapeutics Inc.[b]	37,770	443,797
Stemline Therapeutics Inc.[a,b]	38,191	595,780
Strongbridge Biopharma PLC[b]	192,683	1,396,952
Syndax Pharmaceuticals Inc.[a,b]	93,078	815,363
Synergy Pharmaceuticals Inc.[a,b]	2,082,074	4,643,025
Syros Pharmaceuticals Inc.[a,b]	105,365	1,025,201
TG Therapeutics Inc.[a,b]	431,444	3,537,841
Tocagen Inc.[b]	133,114	1,364,418
Trevena Inc.[a,b]	26,302	42,083
Ultragenyx Pharmaceutical Inc.[a,b]	331,215	15,361,752
Vanda Pharmaceuticals Inc.[a,b]	373,605	5,678,796
VBI Vaccines Inc.[b]	289,848	1,237,651
Veracyte Inc.[b]	199,490	1,302,670
Versartis Inc.[a,b]	270,003	594,007
vTv Therapeutics Inc. Class Aa,b	62,431	375,210
XBiotech Inc.[a,b]	147,479	581,067
Xencor Inc.[a,b]	320,090	7,016,373
ZIOPHARM Oncology Inc.[a,b]	1,113,195	4,608,627

		838,517,494
BUILDING PRODUCTS — 2.26%
AAON Inc.	346,735	12,725,175
Advanced Drainage Systems Inc.	295,538	7,048,581
American Woodmark Corp.[b]	118,029	15,373,277
Apogee Enterprises Inc.	236,932	10,834,900
Builders FirstSource Inc.[a,b]	924,663	20,148,407
Caesarstone Ltd.[b]	121,750	2,678,500
Continental Building Products Inc.[b]	317,920	8,949,448
CSW Industrials Inc.[b]	52,711	2,422,070
Griffon Corp.	210,437	4,282,393
Insteel Industries Inc.	137,033	3,880,775
JELD-WEN Holding Inc.[b]	564,636	22,229,719
Masonite International Corp.[b]	237,470	17,608,401
NCI Building Systems Inc.[b]	336,600	6,496,380
Patrick Industries Inc.[b]	203,161	14,109,531
PGT Innovations Inc.[b]	407,848	6,872,239
Ply Gem Holdings Inc.[b]	186,913	3,457,891
Quanex Building Products Corp.	25,840	604,656
Simpson Manufacturing Co. Inc.	51,748	2,970,853
Trex Co. Inc.[a,b]	247,277	26,802,354
Universal Forest Products Inc.	444,523	16,722,955

		206,218,505

Security	Shares	Value
CAPITAL MARKETS — 1.53%
Artisan Partners Asset Management Inc. Class A	382,052	$15,091,054
Cohen & Steers Inc.	178,627	8,447,271
Cowen Inc. Class Aa,b	11,573	157,971
Diamond Hill Investment Group Inc.	26,896	5,558,327
Donnelley Financial Solutions Inc.[b]	257,737	5,023,294
Evercore Inc. Class A	323,390	29,105,100
Financial Engines Inc.	490,024	14,847,727
GAMCO Investors Inc. Class Aa	7,217	213,984
Hamilton Lane Inc. Class A	80,452	2,847,196
Houlihan Lokey Inc.	224,163	10,183,725
Investment Technology Group Inc.	38,574	742,550
Ladenburg Thalmann Financial Services Inc.[a]	106,933	337,908
Medley Management Inc. Class A	20,807	135,246
Moelis & Co. Class A	261,377	12,676,785
OM Asset Management PLC	630,763	10,565,280
Piper Jaffray Companies	6,279	541,564
Pzena Investment Management Inc. Class A	110,210	1,175,941
Silvercrest Asset Management Group Inc. Class A	60,107	964,717
Value Line Inc.	8,745	169,216
Virtu Financial Inc. Class Aa	211,313	3,867,028
Virtus Investment Partners Inc.	7,911	910,161
Westwood Holdings Group Inc.	68,924	4,563,458
WisdomTree Investments Inc.	938,157	11,773,870

		139,899,373
CHEMICALS — 2.78%
A Schulman Inc.	239,149	8,908,300
Advanced Emissions Solutions Inc.[a]	24,437	236,061
AdvanSix Inc.[b]	216,904	9,125,151
Balchem Corp.	265,155	21,371,493
Calgon Carbon Corp.	34,067	725,627
Chase Corp.	59,820	7,208,310
Codexis Inc.[a,b]	329,858	2,754,314
Ferro Corp.[a,b]	700,934	16,535,033
Flotek Industries Inc.[a,b]	51,242	238,788
Hawkins Inc.	16,790	591,008
HB Fuller Co.	316,698	17,060,521
Ingevity Corp.[b]	356,066	25,091,971
KMG Chemicals Inc.	109,840	7,258,227
Koppers Holdings Inc.[b]	172,675	8,789,158
Kraton Corp.[b]	54,032	2,602,721
Kronos Worldwide Inc.	191,062	4,923,668
Minerals Technologies Inc.	166,567	11,468,138
OMNOVA Solutions Inc.[b]	241,443	2,414,430
PolyOne Corp.	676,705	29,436,668
PQ Group Holdings Inc.[b]	82,961	1,364,708
Quaker Chemical Corp.	108,754	16,399,016
Rayonier Advanced Materials Inc.	227,486	4,652,089
Sensient Technologies Corp.	372,678	27,261,396
Stepan Co.	106,249	8,390,484
Trinseo SA	259,732	18,856,543
Valhi Inc.	13,489	83,227

		253,747,050

311

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2017

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 3.30%
ABM Industries Inc.	238,177	$8,984,036
Advanced Disposal Services Inc.[b]	365,919	8,760,101
Aqua Metals Inc.[a,b]	140,091	298,394
Brady Corp. Class A	303,723	11,511,102
Brink’s Co. (The)	384,840	30,286,908
Casella Waste Systems Inc. Class Aa,b	64,903	1,494,067
Covanta Holding Corp.	981,119	16,580,911
Deluxe Corp.	406,722	31,252,518
Healthcare Services Group Inc.	597,223	31,485,597
Heritage-Crystal Clean Inc.[b]	67,473	1,467,538
Herman Miller Inc.	425,578	17,044,399
HNI Corp.	362,679	13,988,529
Hudson Technologies Inc.[a,b]	308,957	1,875,369
InnerWorkings Inc.[a,b]	357,876	3,589,496
Interface Inc.	448,132	11,270,520
Kimball International Inc. Class B	263,962	4,928,171
Knoll Inc.	380,070	8,756,813
Matthews International Corp. Class A	261,881	13,827,317
McGrath RentCorp	13,008	611,116
MSA Safety Inc.	278,958	21,624,824
Multi-Color Corp.[a]	114,385	8,561,717
Quad/Graphics Inc.	147,774	3,339,692
RR Donnelley & Sons Co.	164,415	1,529,059
SP Plus Corp.[b]	44,580	1,653,918
Steelcase Inc. Class A	572,310	8,699,112
Team Inc.[a,b]	112,891	1,682,076
Tetra Tech Inc.	437,021	21,042,561
U.S. Ecology Inc.	182,867	9,326,217
Viad Corp.	101,440	5,619,776

		301,091,854
COMMUNICATIONS EQUIPMENT — 1.74%
Acacia Communications Inc.[a,b]	142,975	5,179,984
Aerohive Networks Inc.[a,b]	266,218	1,552,051
Applied Optoelectronics Inc.[a,b]	157,855	5,970,076
CalAmp Corp.[a,b]	291,108	6,238,445
Ciena Corp.[a,b]	1,181,019	24,718,728
Clearfield Inc.[a,b]	101,711	1,245,960
EMCORE Corp.[b]	75,294	485,646
Extreme Networks Inc.[b]	940,786	11,778,641
Finisar Corp.[a,b]	441,887	8,992,401
InterDigital Inc./PA	289,861	22,072,915
Lumentum Holdings Inc.[a,b]	517,335	25,297,682
Oclaro Inc.[a,b]	1,206,076	8,128,952
Plantronics Inc.	275,642	13,886,844
Quantenna Communications Inc.[a,b]	187,916	2,292,575
Ubiquiti Networks Inc.[a,b]	187,660	13,327,613
ViaSat Inc.[a,b]	24,231	1,813,690
Viavi Solutions Inc.[b]	723,607	6,324,325

		159,306,528

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 1.56%
Argan Inc.	121,640	$5,473,800
Comfort Systems USA Inc.	308,410	13,462,096
Dycom Industries Inc.[a,b]	253,032	28,195,356
EMCOR Group Inc.	372,986	30,491,605
Granite Construction Inc.	258,547	16,399,636
Great Lakes Dredge & Dock Corp.[a,b]	43,054	232,492
HC2 Holdings Inc.[a,b]	343,333	2,042,831
KBR Inc.	130,650	2,590,790
MasTec Inc.[a,b]	557,354	27,282,478
MYR Group Inc.[b]	60,320	2,155,234
NV5 Global Inc.[a,b]	50,288	2,723,095
Orion Group Holdings Inc.[b]	110,217	862,999
Primoris Services Corp.	330,077	8,974,794
Sterling Construction Co. Inc.[a,b]	52,009	846,707
Tutor Perini Corp.[a,b]	49,361	1,251,301

		142,985,214
CONSTRUCTION MATERIALS — 0.46%
Forterra Inc.[a,b]	157,243	1,745,397
Summit Materials Inc. Class Aa,b	930,263	29,247,469
U.S. Concrete Inc.[a,b]	132,655	11,096,591
U.S. Lime & Minerals Inc.	943	72,705

		42,162,162
CONSUMER FINANCE — 0.52%
Elevate Credit Inc.[b]	9,880	74,396
Enova International Inc.[a,b]	88,009	1,337,737
FirstCash Inc.	71,392	4,815,390
Green Dot Corp. Class Ab	389,076	23,445,720
LendingClub Corp.[a,b]	2,525,287	10,429,435
PRA Group Inc.[a,b]	222,072	7,372,791
Regional Management Corp.[a,b]	7,217	189,879

		47,665,348
CONTAINERS & PACKAGING — 0.19%
Greif Inc. Class A NVS	184,469	11,175,132
Greif Inc. Class B	40,901	2,836,484
Myers Industries Inc.	194,874	3,800,043

		17,811,659
DISTRIBUTORS — 0.13%
Core-Mark Holding Co. Inc.	381,753	12,055,760
Funko Inc. Class Ab	32,191	214,070

		12,269,830
DIVERSIFIED CONSUMER SERVICES — 1.09%
Bridgepoint Education Inc.[a,b]	134,170	1,113,611
Cambium Learning Group Inc.[b]	27,583	156,672
Capella Education Co.	90,641	7,015,613
Carriage Services Inc.	51,447	1,322,702
Chegg Inc.[a,b]	796,864	13,004,821
Collectors Universe Inc.	65,185	1,866,898

312

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2017

Security	Shares	Value
Grand Canyon Education Inc.[a,b]	393,106	$35,194,780
Houghton Mifflin Harcourt Co.[b]	603,947	5,616,707
Liberty Tax Inc.	5,293	58,223
Sotheby’sb	318,893	16,454,879
Strayer Education Inc.[a]	89,133	7,984,534
Weight Watchers International Inc.[a,b]	219,985	9,740,936

		99,530,376
DIVERSIFIED FINANCIAL SERVICES — 0.01%
Marlin Business Services Corp.	24,418	546,963

		546,963
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.79%
Cogent Communications Holdings Inc.	348,250	15,775,725
Consolidated Communications Holdings Inc.	301,677	3,677,443
General Communication Inc. Class Aa,b	208,285	8,127,281
Globalstar Inc.[a,b]	3,114,664	4,080,210
IDT Corp. Class B	95,447	1,011,738
Ooma Inc.[a,b]	142,767	1,706,066
ORBCOMM Inc.[a,b]	526,592	5,360,706
Straight Path Communications Inc. Class Ba,b	81,962	14,899,872
Vonage Holdings Corp.[a,b]	1,722,636	17,519,208

		72,158,249
ELECTRIC UTILITIES — 0.11%
MGE Energy Inc.	142,183	8,971,748
Spark Energy Inc. Class Aa	84,633	1,049,449

		10,021,197
ELECTRICAL EQUIPMENT — 1.02%
Allied Motion Technologies Inc.	57,434	1,900,491
Atkore International Group Inc.[b]	276,278	5,926,163
AZZ Inc.	217,314	11,104,745
Energous Corp.[a,b]	158,564	3,084,070
EnerSys	365,378	25,441,270
Generac Holdings Inc.[a,b]	509,490	25,229,945
General Cable Corp.	385,380	11,407,248
Plug Power Inc.[a,b]	1,921,315	4,534,303
Revolution Lighting Technologies Inc.[a,b]	13,013	42,813
TPI Composites Inc.[b]	90,015	1,841,707
Vicor Corp.[b]	128,160	2,678,544

		93,191,299
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.14%
Akoustis Technologies Inc.[a,b]	75,745	471,891
Badger Meter Inc.	234,901	11,228,268
Bel Fuse Inc. Class B	19,525	491,542
Control4 Corp.[a,b]	191,670	5,704,099
Daktronics Inc.	175,251	1,600,042
ePlus Inc.[b]	110,337	8,297,342
Fabrinet[a,b]	303,750	8,717,625

Security	Shares	Value
FARO Technologies Inc.[b]	35,492	$1,668,124
II-VI Inc.[a,b]	148,650	6,979,118
Insight Enterprises Inc.[b]	116,539	4,462,278
Iteris Inc.[a,b]	198,576	1,384,075
Itron Inc.[b]	286,074	19,510,247
KEMET Corp.[a,b]	464,155	6,990,174
Littelfuse Inc.	188,743	37,337,140
Mesa Laboratories Inc.[a]	27,562	3,425,957
Methode Electronics Inc.	299,643	12,015,684
MicroVision Inc.[a,b]	641,793	1,046,123
Napco Security Technologies Inc.[a,b]	100,266	877,328
Novanta Inc.[b]	268,051	13,402,550
OSI Systems Inc.[a,b]	148,636	9,569,186
PCM Inc.[a,b]	33,316	329,828
Radisys Corp.[a,b]	48,412	48,654
Rogers Corp.[a,b]	150,970	24,445,062
SYNNEX Corp.	49,767	6,765,824
Systemax Inc.	73,809	2,455,625
Tech Data Corp.[b]	23,073	2,260,462
TTM Technologies Inc.[a,b]	165,781	2,597,788
VeriFone Systems Inc.[a,b]	76,028	1,346,456

		195,428,492
ENERGY EQUIPMENT & SERVICES — 0.48%
Fairmount Santrol Holdings Inc.[a,b]	1,160,679	6,070,351
Keane Group Inc.[a,b]	313,755	5,964,482
NCS Multistage Holdings Inc.[b]	82,873	1,221,548
ProPetro Holding Corp.[b]	319,922	6,449,627
Ranger Energy Services Inc.[b]	9,085	83,855
RigNet Inc.[b]	111,147	1,661,648
Select Energy Services Inc. Class Ab	225,114	4,106,079
Smart Sand Inc.[a,b]	166,304	1,440,193
Solaris Oilfield Infrastructure Inc. Class Ab	139,224	2,980,786
U.S. Silica Holdings Inc.	418,450	13,624,732

		43,603,301
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.92%
Alexander’s Inc.	17,025	6,739,346
American Assets Trust Inc.	125,143	4,785,468
Armada Hoffler Properties Inc.	339,494	5,272,342
CareTrust REIT Inc.[a]	585,764	9,817,405
City Office REIT Inc.	45,827	596,209
Clipper Realty Inc.	16,744	167,273
Community Healthcare Trust Inc.[a]	27,761	780,084
EastGroup Properties Inc.[a]	282,222	24,942,780
First Industrial Realty Trust Inc.	224,825	7,075,243
Four Corners Property Trust Inc.	358,342	9,209,389
GEO Group Inc. (The)	227,426	5,367,254
Global Medical REIT Inc.[a]	12,398	101,664
Gramercy Property Trust[a]	197,052	5,253,406
LTC Properties Inc.[a]	134,099	5,840,012
MedEquities Realty Trust Inc.[a]	64,463	723,275
Monmouth Real Estate Investment Corp.[a]	98,108	1,746,322
National Health Investors Inc.[a]	153,285	11,554,623
National Storage Affiliates Trust[a]	38,161	1,040,269
NexPoint Residential Trust Inc.	7,968	222,626
Physicians Realty Trust[a]	819,913	14,750,235

313

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2017

Security	Shares	Value
Potlatch Corp.[a]	338,652	$16,898,735
PS Business Parks Inc.	165,584	20,712,903
QTS Realty Trust Inc. Class Aa	412,893	22,362,285
Retail Opportunity Investments Corp.	94,892	1,893,095
Rexford Industrial Realty Inc.	263,543	7,684,914
Ryman Hospitality Properties Inc.[a]	371,104	25,613,598
Sabra Health Care REIT Inc.[a]	253,777	4,763,394
Safety Income and Growth Inc.[a]	20,742	365,059
Saul Centers Inc.	85,146	5,257,766
Terreno Realty Corp.	119,424	4,187,005
UMH Properties Inc.	218,081	3,249,407
Universal Health Realty Income Trust[a]	106,127	7,971,199
Urban Edge Properties[a]	865,927	22,072,479
Washington REIT[a]	236,659	7,364,828

		266,381,892
FOOD & STAPLES RETAILING — 0.48%
Chefs’ Warehouse Inc. (The)[a,b]	152,619	3,128,689
Performance Food Group Co.[b]	758,066	25,091,985
PriceSmart Inc.	184,937	15,923,076

		44,143,750
FOOD PRODUCTS — 1.11%
Amplify Snack Brands Inc.[a,b]	278,878	3,349,325
B&G Foods Inc.	550,166	19,338,335
Bob Evans Farms Inc./DE	165,900	13,076,238
Calavo Growers Inc.	134,170	11,323,948
Dean Foods Co.	39,841	460,562
Freshpet Inc.[a,b]	209,259	3,965,458
Hostess Brands Inc.[b]	37,770	559,374
J&J Snack Foods Corp.	126,121	19,148,951
John B Sanfilippo & Son Inc.	72,236	4,568,927
Lancaster Colony Corp.	157,582	20,361,170
Landec Corp.[a,b]	57,688	726,869
Lifeway Foods Inc.[a,b]	40,394	323,152
Limoneira Co.	32,199	721,257
Tootsie Roll Industries Inc.[a]	97,707	3,556,535

		101,480,101
GAS UTILITIES — 0.08%
Chesapeake Utilities Corp.	15,365	1,206,921
New Jersey Resources Corp.	53,448	2,148,610
RGC Resources Inc.	21,287	576,452
Southwest Gas Holdings Inc.	38,909	3,131,396

		7,063,379
HEALTH CARE EQUIPMENT & SUPPLIES — 5.76%
Abaxis Inc.	183,560	9,089,891
Accuray Inc.[a,b]	696,254	2,993,892
Anika Therapeutics Inc.[a,b]	100,783	5,433,212
Antares Pharma Inc.[a,b]	1,210,340	2,408,577
AtriCure Inc.[a,b]	272,017	4,961,590

Security	Shares	Value
Atrion Corp.	11,600	$7,314,960
AxoGen Inc.[a,b]	226,567	6,411,846
Cantel Medical Corp.	304,744	31,349,015
Cardiovascular Systems Inc.[b]	279,756	6,627,420
Cerus Corp.[a,b]	810,146	2,738,293
ConforMIS Inc.[a,b]	114,425	272,332
Corindus Vascular Robotics Inc.[a,b]	847,843	856,321
CryoLife Inc.[b]	185,496	3,552,248
Cutera Inc.[a,b]	111,368	5,050,539
Endologix Inc.[a,b]	700,392	3,747,097
Entellus Medical Inc.[a,b]	102,061	2,489,268
FONAR Corp.[b]	45,199	1,100,596
GenMark Diagnostics Inc.[a,b]	433,162	1,806,286
Glaukos Corp.[a,b]	239,667	6,147,459
Globus Medical Inc. Class Aa,b	590,396	24,265,276
Haemonetics Corp.[b]	361,848	21,016,132
Heska Corp.[a,b]	54,375	4,361,419
ICU Medical Inc.[a,b]	89,143	19,254,888
Inogen Inc.[a,b]	142,465	16,964,732
Insulet Corp.[a,b]	486,541	33,571,329
Integra LifeSciences Holdings Corp.[a,b]	532,419	25,481,573
iRhythm Technologies Inc.[b]	119,520	6,699,096
K2M Group Holdings Inc.[a,b]	349,125	6,284,250
Lantheus Holdings Inc.[b]	232,503	4,754,686
LeMaitre Vascular Inc.[a]	124,202	3,954,592
Masimo Corp.[a,b]	376,139	31,896,587
Meridian Bioscience Inc.[a]	306,618	4,292,652
Merit Medical Systems Inc.[b]	407,273	17,594,194
Natus Medical Inc.[a,b]	255,370	9,755,134
Neogen Corp.[b]	310,576	25,532,453
Nevro Corp.[a,b]	231,878	16,008,857
Novocure Ltd.[a,b]	483,273	9,762,115
NuVasive Inc.[b]	424,864	24,850,295
NxStage Medical Inc.[b]	543,440	13,167,551
Obalon Therapeutics Inc.[a,b]	40,553	268,055
OraSure Technologies Inc.[a,b]	445,630	8,404,582
Orthofix International NVb	28,561	1,562,287
OrthoPediatrics Corp.[b]	29,655	569,079
Oxford Immunotec Global PLC[a,b]	211,977	2,961,319
Penumbra Inc.[a,b]	245,282	23,081,036
Pulse Biosciences Inc.[a,b]	76,753	1,811,371
Quidel Corp.[a,b]	238,444	10,336,547
Quotient Ltd.[a,b]	142,097	703,380
Restoration Robotics Inc.[a,b]	24,881	114,453
Rockwell Medical Inc.[a,b]	374,646	2,180,440
RTI Surgical Inc.[a,b]	350,721	1,437,956
STAAR Surgical Co.[a,b]	345,607	5,356,908
Surmodics Inc.[b]	109,662	3,070,536
Tactile Systems Technology Inc.[a,b]	108,800	3,153,024
Utah Medical Products Inc.	24,321	1,979,729
Varex Imaging Corp.[a,b]	315,337	12,667,087
ViewRay Inc.[a,b]	254,238	2,354,244
Viveve Medical Inc.[a,b]	126,194	627,184
Wright Medical Group NVa,b	875,102	19,427,264

		525,885,134
HEALTH CARE PROVIDERS & SERVICES — 2.88%
Addus HomeCare Corp.[b]	62,995	2,192,226
Almost Family Inc.[b]	27,428	1,518,140

314

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2017

Security	Shares	Value
Amedisys Inc.[a,b]	238,456	$12,569,016
American Renal Associates Holdings Inc.[a,b]	72,408	1,259,899
AMN Healthcare Services Inc.[a,b]	394,817	19,444,737
BioScrip Inc.[a,b]	104,292	303,490
BioTelemetry Inc.[a,b]	266,121	7,957,018
Capital Senior Living Corp.[a,b]	206,821	2,790,015
Chemed Corp.	131,820	32,034,896
Civitas Solutions Inc.[a,b]	135,687	2,320,248
CorVel Corp.[b]	78,722	4,164,394
Cross Country Healthcare Inc.[a,b]	138,713	1,769,978
Encompass Health Corp.	825,606	40,793,193
Ensign Group Inc. (The)	237,866	5,280,625
Genesis Healthcare Inc.[a,b]	313,817	239,411
HealthEquity Inc.[a,b]	417,090	19,461,419
LHC Group Inc.[a,b]	123,581	7,569,336
Magellan Health Inc.[b]	147,669	14,257,442
Molina Healthcare Inc.[a,b]	368,450	28,252,746
National Research Corp. Class A	72,472	2,703,206
PetIQ Inc.[a,b]	45,774	999,704
Providence Service Corp. (The)[b]	78,169	4,638,548
R1 RCM Inc.[b]	770,433	3,397,610
RadNet Inc.[b]	314,302	3,174,450
Select Medical Holdings Corp.[b]	898,853	15,864,755
Surgery Partners Inc.[a,b]	158,898	1,922,666
Tenet Healthcare Corp.[a,b]	680,439	10,315,455
Tivity Health Inc.[a,b]	203,625	7,442,494
Triple-S Management Corp. Class Bb	42,761	1,062,611
U.S. Physical Therapy Inc.	101,681	7,341,368

		263,041,096
HEALTH CARE TECHNOLOGY — 1.25%
Castlight Health Inc. Class Ba,b	538,908	2,020,905
Computer Programs & Systems Inc.[a]	49,081	1,474,884
Cotiviti Holdings Inc.[a,b]	307,218	9,895,492
Evolent Health Inc. Class Aa,b	122,883	1,511,461
HealthStream Inc.[b]	218,507	5,060,622
HMS Holdings Corp.[a,b]	610,004	10,339,568
Inovalon Holdings Inc. Class Aa,b	538,405	8,076,075
Medidata Solutions Inc.[a,b]	471,863	29,901,958
Omnicell Inc.[a,b]	314,470	15,251,795
Quality Systems Inc.[b]	288,565	3,918,713
Simulations Plus Inc.	92,103	1,482,858
Tabula Rasa HealthCare Inc.[b]	81,681	2,291,152
Teladoc Inc.[a,b]	450,312	15,693,373
Vocera Communications Inc.[a,b]	242,380	7,324,724

		114,243,580
HOTELS, RESTAURANTS & LEISURE — 4.57%
BJ’s Restaurants Inc.	168,527	6,134,383
Bloomin’ Brands Inc.	776,082	16,561,590
Bojangles’ Inc.[a,b]	146,632	1,730,258
Boyd Gaming Corp.	635,854	22,286,683
Brinker International Inc.	296,055	11,498,776
Buffalo Wild Wings Inc.[a,b]	126,206	19,732,308

Security	Shares	Value
Caesars Entertainment Corp.[a,b]	67,212	$850,232
Cheesecake Factory Inc. (The)	360,984	17,392,209
Churchill Downs Inc.	112,783	26,244,604
Chuy’s Holdings Inc.[a,b]	139,625	3,916,481
Cracker Barrel Old Country Store Inc.[a]	161,605	25,677,418
Dave & Buster’s Entertainment Inc.[a,b]	347,512	19,172,237
Denny’s Corp.[a,b]	402,865	5,333,933
DineEquity Inc.	87,322	4,429,845
Drive Shack Inc.	242,616	1,341,666
Eldorado Resorts Inc.[a,b]	393,348	13,039,486
Empire Resorts Inc.[a,b]	16,206	437,562
Fiesta Restaurant Group Inc.[a,b]	11,940	226,860
Golden Entertainment Inc.[b]	20,141	657,604
Habit Restaurants Inc. (The) Class Aa,b	170,113	1,624,579
ILG Inc.	81,541	2,322,288
Inspired Entertainment Inc.[a,b]	33,381	327,134
Jack in the Box Inc.	197,589	19,385,457
La Quinta Holdings Inc.[b]	144,324	2,664,221
Lindblad Expeditions Holdings Inc.[a,b]	168,963	1,654,148
Marcus Corp. (The)	130,664	3,573,660
Marriott Vacations Worldwide Corp.	158,885	21,482,841
Nathan’s Famous Inc.	22,730	1,716,115
Noodles & Co.[a,b]	105,998	556,490
Papa John’s International Inc.	217,366	12,196,406
Penn National Gaming Inc.[a,b]	86,094	2,697,325
Pinnacle Entertainment Inc.[b]	309,502	10,130,000
Planet Fitness Inc. Class Aa,b	724,156	25,077,522
Potbelly Corp.[a,b]	50,517	621,359
RCI Hospitality Holdings Inc.	7,095	198,518
Red Robin Gourmet Burgers Inc.[a,b]	101,264	5,711,290
Red Rock Resorts Inc. Class A	579,492	19,552,060
Ruth’s Hospitality Group Inc.	250,627	5,426,075
Scientific Games Corp. Class Ab	445,497	22,853,996
SeaWorld Entertainment Inc.[a,b]	572,818	7,773,140
Shake Shack Inc. Class Aa,b	188,530	8,144,496
Sonic Corp.	186,569	5,126,916
Texas Roadhouse Inc.	562,055	29,609,057
Wingstop Inc.[a]	243,160	9,478,377
Zoe’s Kitchen Inc.[a,b]	40,869	683,330

		417,250,935
HOUSEHOLD DURABLES — 1.43%
Cavco Industries Inc.[a,b]	71,512	10,912,731
Century Communities Inc.[b]	13,122	408,094
GoPro Inc. Class Aa,b	917,514	6,945,581
Helen of Troy Ltd.[b]	103,595	9,981,378
Hooker Furniture Corp.	95,538	4,055,588
Hovnanian Enterprises Inc. Class Aa,b	236,247	791,428
Installed Building Products Inc.[b]	180,587	13,715,583
iRobot Corp.[a,b]	221,465	16,986,366
KB Home	157,664	5,037,365
La-Z-Boy Inc.	180,127	5,619,962
LGI Homes Inc.[a,b]	95,975	7,201,004
M/I Homes Inc.[b]	43,548	1,498,051
MDC Holdings Inc.	153,542	4,894,919
Meritage Homes Corp.[b]	21,385	1,094,912
PICO Holdings Inc.	16,358	209,382
Taylor Morrison Home Corp. Class Ab	679,338	16,623,401
TopBuild Corp.[b]	177,432	13,438,700

315

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2017

Security	Shares	Value
TRI Pointe Group Inc.[a,b]	68,572	$1,228,810
Universal Electronics Inc.[a,b]	118,836	5,615,001
William Lyon Homes Class Ab	43,827	1,274,489
ZAGG Inc.[a,b]	161,459	2,978,919

		130,511,664
HOUSEHOLD PRODUCTS — 0.34%
Central Garden & Pet Co.[a,b]	10,411	405,196
Central Garden & Pet Co. Class Aa,b	36,458	1,374,831
HRG Group Inc.[b]	940,779	15,946,204
WD-40 Co.	115,522	13,631,596

		31,357,827
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.16%
Atlantic Power Corp.[b]	705,554	1,658,052
Ormat Technologies Inc.	160,482	10,264,429
Pattern Energy Group Inc.	137,016	2,944,474

		14,866,955
INDUSTRIAL CONGLOMERATES — 0.11%
Raven Industries Inc.	302,577	10,393,520

		10,393,520
INSURANCE — 1.04%
Atlas Financial Holdings Inc.[a,b]	48,618	999,100
Crawford & Co. Class B	82,088	789,687
eHealth Inc.[a,b]	116,790	2,028,642
HCI Group Inc.	39,229	1,172,947
Health Insurance Innovations Inc. Class Aa,b	98,129	2,448,319
Heritage Insurance Holdings Inc.[a]	19,267	347,191
Infinity Property & Casualty Corp.	12,466	1,321,396
Investors Title Co.	9,681	1,920,226
Kinsale Capital Group Inc.	121,731	5,477,895
Maiden Holdings Ltd.	71,792	473,827
National General Holdings Corp.	252,622	4,961,496
Primerica Inc.	371,621	37,738,113
RLI Corp.	270,685	16,419,752
Stewart Information Services Corp.	9,420	398,466
Third Point Reinsurance Ltd.[b]	385,508	5,647,692
Trupanion Inc.[a,b]	189,069	5,534,050
United Insurance Holdings Corp.	130,044	2,243,259
Universal Insurance Holdings Inc.	196,209	5,366,316

		95,288,374
INTERNET & DIRECT MARKETING RETAIL — 0.61%
1-800-Flowers.com Inc. Class Ab	66,823	715,006
Duluth Holdings Inc. Class Ba,b	80,549	1,437,800
Groupon Inc.[a,b]	2,843,242	14,500,534
HSN Inc.	15,932	642,856
Nutrisystem Inc.	248,599	13,076,308
Overstock.com Inc.[a,b]	70,539	4,507,442

Security	Shares	Value
PetMed Express Inc.	164,692	$7,493,486
Shutterfly Inc.[a,b]	277,071	13,784,282

		56,157,714
INTERNET SOFTWARE & SERVICES — 5.85%
2U Inc.[a,b]	402,845	25,987,531
Alarm.com Holdings Inc.[a,b]	171,084	6,458,421
Alteryx Inc. Class Ab	197,404	4,988,399
Amber Road Inc.[a,b]	166,370	1,221,156
Appfolio Inc. Class Aa,b	78,953	3,276,550
Apptio Inc. Class Ab	195,995	4,609,802
Benefitfocus Inc.[a,b]	133,746	3,611,142
Blucora Inc.[b]	79,493	1,756,795
Box Inc. Class Aa,b	677,477	14,308,314
Brightcove Inc.[b]	285,696	2,028,442
Carbonite Inc.[a,b]	211,799	5,316,155
Care.com Inc.[a,b]	113,044	2,039,314
ChannelAdvisor Corp.[a,b]	200,640	1,805,760
Cimpress NVa,b	209,064	25,062,592
Cloudera Inc.[a,b]	819,129	13,532,011
CommerceHub Inc. Series Aa,b	115,648	2,543,100
CommerceHub Inc. Series Cb	241,391	4,970,241
Cornerstone OnDemand Inc.[b]	446,602	15,778,449
Coupa Software Inc.[b]	264,180	8,247,700
Endurance International Group Holdings Inc.[a,b]	488,507	4,103,459
Envestnet Inc.[a,b]	360,555	17,973,667
Etsy Inc.[a,b]	1,012,059	20,696,607
Five9 Inc.[a,b]	447,359	11,130,292
Gogo Inc.[a,b]	473,921	5,345,829
GrubHub Inc.[a,b]	720,324	51,719,263
GTT Communications Inc.[a,b]	259,190	12,168,970
Hortonworks Inc.[a,b]	419,930	8,444,792
Instructure Inc.[a,b]	182,958	6,055,910
Internap Corp.[b]	168,219	2,642,720
j2 Global Inc.	390,385	29,290,587
Limelight Networks Inc.[b]	277,580	1,224,128
LivePerson Inc.[a,b]	459,159	5,280,329
Meet Group Inc. (The)[a,b]	91,940	259,271
MINDBODY Inc. Class Aa,b	359,985	10,961,543
MuleSoft Inc. Class Ab	205,167	4,772,184
New Relic Inc.[a,b]	255,959	14,786,751
NIC Inc.	536,749	8,910,033
Nutanix Inc. Class Ab	898,987	31,716,261
Okta Inc.[a,b]	163,187	4,179,219
Ominto Inc.[a,b]	112,683	381,995
Q2 Holdings Inc.[b]	262,262	9,664,355
Quotient Technology Inc.[a,b]	635,960	7,472,530
Reis Inc.	76,354	1,576,710
SendGrid Inc.[b]	52,159	1,250,251
Shutterstock Inc.[a,b]	156,418	6,730,667
SPS Commerce Inc.[a,b]	141,234	6,862,560
Stamps.com Inc.[a,b]	136,808	25,719,904
TechTarget Inc.[b]	53,183	740,307
Tintri Inc.[a,b]	60,317	307,617
Trade Desk Inc. (The) Class Aa,b	198,352	9,070,637
TrueCar Inc.[a,b]	587,663	6,581,826
Tucows Inc. Class Aa,b	75,594	5,295,360
Twilio Inc. Class Aa,b	520,364	12,280,590
Veritone Inc.[a,b]	22,627	524,946

316

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2017

Security	Shares	Value
Web.com Group Inc.[a,b]	321,153	$7,001,135
XO Group Inc.[b]	155,016	2,861,595
Yelp Inc.[b]	670,280	28,124,949
Yext Inc.[a,b]	197,071	2,370,764

		534,022,387
IT SERVICES — 2.41%
Acxiom Corp.[a,b]	343,611	9,469,919
Blackhawk Network Holdings Inc.[a,b]	457,757	16,319,037
Cardtronics PLC Class Ab	383,746	7,106,976
Cass Information Systems Inc.	101,526	5,909,828
CSG Systems International Inc.	229,504	10,056,865
EPAM Systems Inc.[b]	417,839	44,888,444
Everi Holdings Inc.[b]	538,226	4,058,224
EVERTEC Inc.	425,876	5,813,207
ExlService Holdings Inc.[b]	273,928	16,531,555
Hackett Group Inc. (The)	201,439	3,164,607
Information Services Group Inc.[a,b]	169,020	704,813
MAXIMUS Inc.	538,573	38,551,055
MoneyGram International Inc.[a,b]	23,065	303,997
Perficient Inc.[b]	17,356	330,979
Presidio Inc.[a,b]	116,493	2,233,171
Science Applications International Corp.	363,464	27,830,438
ServiceSource International Inc.[a,b]	418,129	1,292,019
StarTek Inc.[a,b]	85,570	853,133
Sykes Enterprises Inc.[a,b]	30,396	955,954
Syntel Inc.[b]	278,408	6,400,600
TeleTech Holdings Inc.	116,910	4,705,628
Travelport Worldwide Ltd.	204,986	2,679,167
Unisys Corp.[a,b]	294,002	2,396,116
Virtusa Corp.[b]	165,495	7,295,020

		219,850,752
LEISURE PRODUCTS — 0.29%
American Outdoor Brands Corp.[a,b]	452,188	5,806,094
Malibu Boats Inc. Class Aa,b	171,244	5,091,084
Marine Products Corp.	68,732	875,646
MCBC Holdings Inc.[b]	154,951	3,443,011
Nautilus Inc.[a,b]	254,261	3,394,384
Sturm Ruger & Co. Inc.[a]	141,607	7,908,751

		26,518,970
LIFE SCIENCES TOOLS & SERVICES — 0.99%
Accelerate Diagnostics Inc.[a,b]	204,397	5,355,201
Cambrex Corp.[a,b]	271,853	13,048,944
Enzo Biochem Inc.[b]	328,066	2,673,738
Fluidigm Corp.[a,b]	324,979	1,914,126
INC Research Holdings Inc. Class Aa,b	456,999	19,925,156
Luminex Corp.	151,174	2,978,128
NanoString Technologies Inc.[a,b]	65,936	492,542
NeoGenomics Inc.[a,b]	472,265	4,184,268
Pacific Biosciences of California Inc.[a,b]	879,170	2,321,009
PRA Health Sciences Inc.[b]	415,796	37,866,542

		90,759,654

Security	Shares	Value
MACHINERY — 4.66%
Actuant Corp. Class Aa	253,287	$6,408,161
Alamo Group Inc.	68,467	7,727,870
Albany International Corp. Class A	188,595	11,589,163
Altra Industrial Motion Corp.	239,910	12,091,464
Astec Industries Inc.	89,054	5,209,659
Barnes Group Inc.	57,131	3,614,678
Blue Bird Corp.[a,b]	31,849	633,795
CIRCOR International Inc.[a]	68,162	3,318,126
Commercial Vehicle Group Inc.[b]	212,017	2,266,462
Douglas Dynamics Inc.	185,831	7,024,412
Energy Recovery Inc.[a,b]	305,400	2,672,250
EnPro Industries Inc.	177,095	16,560,153
ExOne Co. (The)[a,b]	86,989	730,708
Federal Signal Corp.	119,783	2,406,441
Franklin Electric Co. Inc.	365,996	16,799,216
Global Brass & Copper Holdings Inc.	167,931	5,558,516
Harsco Corp.[b]	672,969	12,550,872
Hillenbrand Inc.	531,757	23,769,538
Hyster-Yale Materials Handling Inc.	72,752	6,195,560
John Bean Technologies Corp.[a]	263,459	29,191,257
Kadant Inc.	90,782	9,114,513
Kennametal Inc.	672,109	32,536,797
Lindsay Corp.	87,719	7,736,816
Lydall Inc.[b]	139,778	7,093,734
Milacron Holdings Corp.[b]	401,399	7,682,777
Miller Industries Inc./TN	6,598	170,228
Mueller Industries Inc.	476,764	16,891,749
Mueller Water Products Inc. Class A	785,690	9,844,696
Navistar International Corp.[a,b]	23,863	1,023,245
NN Inc.	227,946	6,291,310
Omega Flex Inc.	24,563	1,754,044
Proto Labs Inc.[a,b]	207,617	21,384,551
RBC Bearings Inc.[a,b]	196,437	24,829,637
REV Group Inc.	192,097	6,248,915
Spartan Motors Inc.	168,971	2,661,293
SPX Corp.[b]	356,424	11,188,149
SPX FLOW Inc.[b]	89,714	4,265,901
Standex International Corp.	83,161	8,469,948
Sun Hydraulics Corp.	197,764	12,793,353
Tennant Co.	139,925	10,165,551
Wabash National Corp.[a]	136,966	2,972,162
Watts Water Technologies Inc. Class A	135,387	10,282,643
Woodward Inc.	447,439	34,246,981

		425,967,294
MARINE — 0.05%
Matson Inc.	166,254	4,961,019

		4,961,019
MEDIA — 1.38%
Emerald Expositions Events Inc.[a]	9,632	195,915
Entercom Communications Corp. Class A	832,835	8,994,618

317

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2017

Security	Shares	Value
Entravision Communications Corp. Class A	554,133	$3,962,051
Eros International PLC[a,b]	104,415	1,007,605
Global Eagle Entertainment Inc.[a,b]	27,392	62,728
Gray Television Inc.[a,b]	351,302	5,884,308
Hemisphere Media Group Inc.[a,b]	10,391	120,016
IMAX Corp.[a,b]	469,231	10,862,698
Liberty Media Corp.-Liberty Braves Class Aa,b	83,850	1,848,892
Liberty Media Corp.-Liberty Braves Class Ca,b	289,678	6,436,645
Loral Space & Communications Inc.[a,b]	108,155	4,764,228
MDC Partners Inc. Class Ab	147,361	1,436,770
New York Times Co. (The) Class A	854,483	15,807,935
Nexstar Media Group Inc. Class A	368,515	28,817,873
Reading International Inc. Class Ab	34,095	569,387
Sinclair Broadcast Group Inc. Class A	597,351	22,609,735
tronc Inc.[b]	103,750	1,824,962
WideOpenWest Inc.[b]	58,368	616,950
World Wrestling Entertainment Inc. Class A	325,550	9,955,319

		125,778,635
METALS & MINING — 0.41%
Century Aluminum Co.[a,b]	23,513	461,796
Coeur Mining Inc.[a,b]	244,134	1,831,005
Compass Minerals International Inc.	259,040	18,715,640
Klondex Mines Ltd.[b]	429,743	1,121,629
Worthington Industries Inc.	340,935	15,021,596

		37,151,666
MULTILINE RETAIL — 0.45%
Big Lots Inc.[a]	358,223	20,114,221
Fred’s Inc. Class Aa	14,870	60,224
Ollie’s Bargain Outlet Holdings Inc.[a,b]	398,460	21,217,995
Sears Holdings Corp.[a,b]	18,209	65,188

		41,457,628
OIL, GAS & CONSUMABLE FUELS — 0.91%
Abraxas Petroleum Corp.[b]	1,174,076	2,888,227
Ardmore Shipping Corp.[b]	118,242	945,936
Bonanza Creek Energy Inc.[b]	12,120	334,391
Carrizo Oil & Gas Inc.[a,b]	647,537	13,779,587
CVR Energy Inc.	7,474	278,332
Energy XXI Gulf Coast Inc.[a,b]	41,341	237,297
Evolution Petroleum Corp.	220,997	1,513,829
Gastar Exploration Inc.[a,b]	726,400	762,720
Isramco Inc.[a,b]	5,954	623,086
Jagged Peak Energy Inc.[b]	479,876	7,572,443
Jones Energy Inc. Class Aa,b	39,509	43,460
Lilis Energy Inc.[a,b]	360,305	1,841,159
Matador Resources Co.[a,b]	818,329	25,474,582
Panhandle Oil and Gas Inc. Class A	72,209	1,483,895
Par Pacific Holdings Inc.[a,b]	103,065	1,987,093
Penn Virginia Corp.[b]	108,052	4,225,914
Resolute Energy Corp.[a,b]	10,432	328,295
Ring Energy Inc.[a,b]	400,684	5,569,508

Security	Shares	Value
Rosehill Resources Inc.[b]	10,255	$80,604
Sanchez Energy Corp.[a,b]	529,805	2,813,264
SilverBow Resources Inc.[b]	11,324	336,549
SRC Energy Inc.[b]	225,307	1,921,869
Tellurian Inc.[a,b]	488,176	4,754,834
Ultra Petroleum Corp.[b]	144,667	1,310,683
Uranium Energy Corp.[a,b]	1,092,145	1,933,097
W&T Offshore Inc.[b]	45,028	149,043
Westmoreland Coal Co.[a,b]	37,942	45,910

		83,235,607
PAPER & FOREST PRODUCTS — 0.77%
Boise Cascade Co.	63,240	2,523,276
Deltic Timber Corp.	91,728	8,397,698
KapStone Paper and Packaging Corp.	727,820	16,514,236
Louisiana-Pacific Corp.[b]	1,143,366	30,024,791
Neenah Paper Inc.	115,304	10,452,308
Schweitzer-Mauduit International Inc.	49,322	2,237,246
Verso Corp. Class Ab	20,992	368,829

		70,518,384
PERSONAL PRODUCTS — 0.24%
elf Beauty Inc.[a,b]	174,273	3,888,031
Inter Parfums Inc.	68,622	2,981,626
Medifast Inc.	88,672	6,190,192
Natural Health Trends Corp.[a]	61,869	939,790
Revlon Inc. Class Aa,b	31,273	681,751
USANA Health Sciences Inc.[b]	94,953	7,031,270

		21,712,660
PHARMACEUTICALS — 3.79%
Aclaris Therapeutics Inc.[a,b]	195,728	4,826,652
Aerie Pharmaceuticals Inc.[a,b]	277,531	16,582,477
Akcea Therapeutics Inc.[a,b]	93,012	1,614,688
Amphastar Pharmaceuticals Inc.[a,b]	305,231	5,872,644
ANI Pharmaceuticals Inc.[a,b]	68,280	4,400,646
Aratana Therapeutics Inc.[a,b]	316,549	1,665,048
Assembly Biosciences Inc.[a,b]	134,935	6,105,809
Catalent Inc.[b]	1,121,766	46,082,147
Clearside Biomedical Inc.[b]	99,076	693,532
Collegium Pharmaceutical Inc.[a,b]	11,467	211,681
Corcept Therapeutics Inc.[a,b]	768,918	13,886,659
Corium International Inc.[a,b]	202,408	1,945,141
Depomed Inc.[a,b]	480,651	3,869,241
Dermira Inc.[a,b]	264,087	7,344,259
Dova Pharmaceuticals Inc.[a,b]	31,831	916,733
Durect Corp.[b]	1,154,789	1,064,484
Innoviva Inc.[a,b]	627,398	8,902,778
Intersect ENT Inc.[a,b]	223,051	7,226,852
Kala Pharmaceuticals Inc.[a,b]	43,348	801,505
Medicines Co. (The)[a,b]	533,051	14,573,614
Melinta Therapeutics Inc.[b]	6,642	104,944
MyoKardia Inc.[a,b]	150,012	6,315,505
Nektar Therapeutics[a,b]	1,242,123	74,179,586
Neos Therapeutics Inc.[a,b]	197,183	2,011,267
Ocular Therapeutix Inc.[a,b]	189,874	844,939

318

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2017

Security	Shares	Value
Omeros Corp.[a,b]	382,571	$7,433,355
Optinose Inc.[a,b]	34,568	653,335
Pacira Pharmaceuticals Inc./DEa,b	328,817	15,010,496
Paratek Pharmaceuticals Inc.[a,b]	201,880	3,613,652
Phibro Animal Health Corp. Series A	156,239	5,234,006
Prestige Brands Holdings Inc.[a,b]	446,221	19,816,675
Reata Pharmaceuticals Inc. Series Ab	94,135	2,665,903
Revance Therapeutics Inc.[b]	192,308	6,875,011
Sienna Biopharmaceuticals Inc.[b]	31,231	566,843
Sucampo Pharmaceuticals Inc. Class Ab	172,396	3,094,508
Supernus Pharmaceuticals Inc.[b]	405,015	16,139,848
Teligent Inc.[a,b]	343,003	1,245,101
TherapeuticsMD Inc.[a,b]	1,386,749	8,375,964
Theravance Biopharma Inc.[a,b]	349,460	9,746,439
WaVe Life Sciences Ltd.[a,b]	100,063	3,512,211
Zogenix Inc.[a,b]	215,511	8,631,216
Zynerba Pharmaceuticals Inc.[a,b]	96,034	1,202,346

		345,859,740
PROFESSIONAL SERVICES — 1.28%
Barrett Business Services Inc.	59,602	3,843,733
BG Staffing Inc.	58,330	929,780
Exponent Inc.	214,666	15,262,753
Forrester Research Inc.	85,096	3,761,243
Franklin Covey Co.[a,b]	66,950	1,389,213
GP Strategies Corp.[b]	95,267	2,210,194
Hill International Inc.[a,b]	259,793	1,415,872
Insperity Inc.	303,410	17,400,563
Kforce Inc.	197,591	4,989,173
Mistras Group Inc.[a,b]	16,009	375,731
On Assignment Inc.[b]	418,614	26,904,322
TriNet Group Inc.[b]	346,238	15,352,193
TrueBlue Inc.[b]	19,976	549,340
WageWorks Inc.[a,b]	332,910	20,640,420
Willdan Group Inc.[a,b]	63,550	1,521,387

		116,545,917
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.43%
Altisource Portfolio Solutions SAa,b	90,454	2,532,712
Consolidated-Tomoka Land Co.[a]	29,981	1,903,794
HFF Inc. Class A	307,575	14,960,448
Kennedy-Wilson Holdings Inc.	539,252	9,356,022
Marcus & Millichap Inc.[b]	135,022	4,403,067
Maui Land & Pineapple Co. Inc.[a,b]	56,552	978,350
Redfin Corp.[a,b]	28,025	877,743
RMR Group Inc. (The) Class A	59,269	3,514,652
Trinity Place Holdings Inc.[a,b]	152,814	1,062,057

		39,588,845
ROAD & RAIL — 1.13%
ArcBest Corp.	28,366	1,014,085
Avis Budget Group Inc.[a,b]	605,794	26,582,241
Daseke Inc.[a,b]	185,610	2,652,367

Security	Shares	Value
Heartland Express Inc.[a]	374,782	$8,747,412
Knight-Swift Transportation Holdings Inc.[a]	1,052,802	46,028,503
Saia Inc.[a,b]	92,895	6,572,321
Schneider National Inc. Class Ba	324,771	9,275,460
Universal Logistics Holdings Inc.	52,727	1,252,266
YRC Worldwide Inc.[a,b]	63,256	909,621

		103,034,276
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.86%
Advanced Energy Industries Inc.[b]	332,462	22,434,536
Alpha & Omega Semiconductor Ltd.[b]	9,925	162,373
Ambarella Inc.[a,b]	115,625	6,792,969
Amkor Technology Inc.[a,b]	45,900	461,295
Aquantia Corp.[b]	34,193	387,407
Axcelis Technologies Inc.[b]	251,328	7,213,114
Brooks Automation Inc.	575,644	13,729,109
Cabot Microelectronics Corp.	208,353	19,601,850
CEVA Inc.[a,b]	183,525	8,469,679
Cirrus Logic Inc.[a,b]	541,318	28,072,752
Cohu Inc.	39,071	857,608
CyberOptics Corp.[a,b]	30,935	464,025
Diodes Inc.[b]	83,588	2,396,468
Entegris Inc.	1,191,941	36,294,603
FormFactor Inc.[a,b]	602,533	9,429,641
Ichor Holdings Ltd.[b]	153,424	3,774,230
Impinj Inc.[a,b]	151,676	3,417,260
Inphi Corp.[a,b]	351,692	12,871,927
Integrated Device Technology Inc.[a,b]	1,124,221	33,423,090
Kopin Corp.[a,b]	465,204	1,488,653
Lattice Semiconductor Corp.[b]	1,035,897	5,987,485
MACOM Technology Solutions Holdings Inc.[a,b]	339,440	11,045,378
MaxLinear Inc.[a,b]	516,595	13,648,440
MKS Instruments Inc.	451,982	42,712,299
Monolithic Power Systems Inc.	335,159	37,658,465
Nanometrics Inc.[a,b]	166,826	4,157,304
NVE Corp.	37,386	3,215,196
PDF Solutions Inc.[a,b]	221,675	3,480,298
Pixelworks Inc.[b]	238,431	1,509,268
Power Integrations Inc.	240,119	17,660,752
Rambus Inc.[a,b]	239,422	3,404,581
Rudolph Technologies Inc.[b]	235,682	5,632,800
Semtech Corp.[a,b]	542,897	18,567,077
Silicon Laboratories Inc.[b]	352,300	31,108,090
SMART Global Holdings Inc.[b]	30,084	1,013,831
Synaptics Inc.[a,b]	288,397	11,518,576
Ultra Clean Holdings Inc.[a,b]	274,256	6,332,571
Xcerra Corp.[a,b]	393,882	3,856,105
Xperi Corp.	409,709	9,996,900

		444,248,005
SOFTWARE — 6.13%
8x8 Inc.[a,b]	738,998	10,419,872
A10 Networks Inc.[a,b]	412,983	3,188,229
ACI Worldwide Inc.[a,b]	975,722	22,119,618
American Software Inc./GA Class A	131,079	1,524,449
Aspen Technology Inc.[b]	612,989	40,579,872
Barracuda Networks Inc.[b]	212,299	5,838,222

319

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2017

Security	Shares	Value
Blackbaud Inc.	400,190	$37,813,953
Blackline Inc.[b]	133,161	4,367,681
Bottomline Technologies de Inc.[b]	293,389	10,174,731
BroadSoft Inc.[b]	265,032	14,550,257
Callidus Software Inc.[b]	566,846	16,240,138
CommVault Systems Inc.[b]	334,928	17,583,720
Digimarc Corp.[a,b]	80,299	2,902,809
Ebix Inc.[a]	201,183	15,943,753
Ellie Mae Inc.[a,b]	283,370	25,333,278
Everbridge Inc.[b]	142,804	4,244,135
Fair Isaac Corp.	250,006	38,300,919
ForeScout Technologies Inc.[b]	33,598	1,071,440
Glu Mobile Inc.[a,b]	49,856	181,476
HubSpot Inc.[a,b]	285,341	25,224,144
Imperva Inc.[b]	286,777	11,385,047
Majesco[a,b]	48,052	258,039
MicroStrategy Inc. Class Ab	44,878	5,892,481
Mitek Systems Inc.[a,b]	260,139	2,328,244
MobileIron Inc.[a,b]	465,462	1,815,302
Model N Inc.[a,b]	196,319	3,092,024
Monotype Imaging Holdings Inc.	168,522	4,061,380
Park City Group Inc.[a,b]	111,431	1,064,166
Paycom Software Inc.[a,b]	414,136	33,267,545
Paylocity Holding Corp.[a,b]	223,111	10,521,915
Pegasystems Inc.	306,738	14,462,697
Progress Software Corp.	333,255	14,186,665
Proofpoint Inc.[a,b]	366,631	32,560,499
PROS Holdings Inc.[a,b]	222,664	5,889,463
QAD Inc. Class A	53,999	2,097,861
Qualys Inc.[b]	270,111	16,031,088
Rapid7 Inc.[a,b]	181,081	3,378,971
RealPage Inc.[a,b]	491,214	21,760,780
RingCentral Inc. Class Ab	544,613	26,359,269
Rosetta Stone Inc.[a,b]	24,826	309,580
Silver Spring Networks Inc.[a,b]	83,107	1,349,658
Telenav Inc.[b]	134,219	738,204
Upland Software Inc.[b]	67,563	1,463,415
Varonis Systems Inc.[a,b]	164,950	8,008,322
VASCO Data Security International Inc.[a,b]	21,425	297,807
Verint Systems Inc.[b]	85,380	3,573,153
VirnetX Holding Corp.[a,b]	431,647	1,597,094
Workiva Inc.[b]	215,012	4,601,257
Zendesk Inc.[a,b]	834,502	28,239,548
Zix Corp.[a,b]	453,110	1,984,622

		560,178,792
SPECIALTY RETAIL — 1.80%
America’s Car-Mart Inc./TXa,b	21,016	938,364
Asbury Automotive Group Inc.[a,b]	155,244	9,935,616
At Home Group Inc.[b]	35,170	1,068,816
Camping World Holdings Inc. Class A	265,838	11,890,934
Carvana Co.[a,b]	9,632	184,164
Children’s Place Inc. (The)	144,400	20,988,540
Five Below Inc.[a,b]	452,244	29,992,822
Francesca’s Holdings Corp.[a,b]	310,595	2,270,449
J. Jill Inc.[b]	99,263	774,251

Security	Shares	Value
Lithia Motors Inc. Class A	197,039	$22,381,660
Lumber Liquidators Holdings Inc.[a,b]	235,463	7,391,184
MarineMax Inc.[a,b]	112,192	2,120,429
Monro Inc.	265,571	15,124,269
National Vision Holdings Inc.[b]	45,331	1,840,892
Party City Holdco Inc.[a,b]	14,363	200,364
RHb	168,180	14,498,798
Sleep Number Corp.[a,b]	328,616	12,352,675
Sportsman’s Warehouse Holdings Inc.[a,b]	304,829	2,014,920
Tailored Brands Inc.	129,452	2,825,937
Tile Shop Holdings Inc.	329,041	3,158,794
Winmark Corp.	18,070	2,338,258

		164,292,136
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.62%
3D Systems Corp.[a,b]	914,673	7,902,775
Avid Technology Inc.[a,b]	201,438	1,085,751
CPI Card Group Inc.[a]	34,573	126,883
Diebold Nixdorf Inc.	632,680	10,344,318
Eastman Kodak Co.[a,b]	119,058	369,080
Electronics For Imaging Inc.[a,b]	387,593	11,445,621
Immersion Corp.[a,b]	245,277	1,731,656
Intevac Inc.[a,b]	164,237	1,125,023
Pure Storage Inc. Class Aa,b	812,542	12,886,916
Quantum Corp.[b]	46,684	262,831
Stratasys Ltd.[a,b]	211,284	4,217,229
Super Micro Computer Inc.[a,b]	70,515	1,475,526
USA Technologies Inc.[a,b]	411,366	4,010,818

		56,984,427
TEXTILES, APPAREL & LUXURY GOODS — 0.77%
Columbia Sportswear Co.	87,586	6,295,682
Crocs Inc.[a,b]	417,468	5,276,796
Culp Inc.	93,703	3,139,051
Deckers Outdoor Corp.[a,b]	17,323	1,390,171
Oxford Industries Inc.	54,538	4,100,712
Steven Madden Ltd.[a,b]	494,975	23,115,332
Superior Uniform Group Inc.	70,840	1,892,136
Wolverine World Wide Inc.	789,900	25,182,012

		70,391,892
THRIFTS & MORTGAGE FINANCE — 0.82%
Bear State Financial Inc.	17,812	182,217
BofI Holding Inc.[a,b]	213,061	6,370,524
BSB Bancorp. Inc./MAb	18,579	543,436
Charter Financial Corp./MD	22,200	389,388
Essent Group Ltd.[b]	681,971	29,611,181
Greene County Bancorp. Inc.	21,238	692,359
Hingham Institution for Savings	5,640	1,167,480
LendingTree Inc.[a,b]	53,329	18,155,858
Merchants Bancorp/IN	6,250	123,000
Meridian Bancorp. Inc.	63,729	1,312,817
Meta Financial Group Inc.	7,226	669,489
NMI Holdings Inc. Class Aa,b	77,134	1,311,278
Northfield Bancorp. Inc.	35,168	600,669
Oconee Federal Financial Corp.	2,893	83,029

320

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2017

Security	Shares	Value
Ocwen Financial Corp.[a,b]	53,486	$167,411
Provident Bancorp. Inc.[a,b]	3,577	94,612
Southern Missouri Bancorp. Inc.	3,506	131,791
Walker & Dunlop Inc.[a,b]	199,095	9,457,012
Waterstone Financial Inc.	18,506	315,527
Western New England Bancorp Inc.	19,786	215,667
WSFS Financial Corp.	67,709	3,239,876

		74,834,621
TOBACCO — 0.10%
Turning Point Brands Inc.	42,532	898,701
Vector Group Ltd.	377,963	8,458,812

		9,357,513
TRADING COMPANIES & DISTRIBUTORS — 1.32%
Applied Industrial Technologies Inc.	321,352	21,884,071
Beacon Roofing Supply Inc.[b]	417,517	26,620,884
BMC Stock Holdings Inc.[a,b]	29,239	739,747
CAI International Inc.[b]	60,557	1,714,974
DXP Enterprises Inc./TXa,b	102,396	3,027,850
EnviroStar Inc.[a]	29,548	1,181,920
Foundation Building Materials Inc.[b]	38,639	571,471
GMS Inc.[b]	229,926	8,654,415
H&E Equipment Services Inc.	263,703	10,719,527
Herc Holdings Inc.[b]	204,867	12,826,723
Huttig Building Products Inc.[a,b]	147,268	979,332
Kaman Corp.	19,507	1,147,792
Lawson Products Inc./DEb	40,430	1,000,642
Rush Enterprises Inc. Class Aa,b	123,057	6,252,526
Rush Enterprises Inc. Class Bb	20,283	977,843
SiteOne Landscape Supply Inc.[a,b]	284,138	21,793,385
Willis Lease Finance Corp.[a,b]	3,151	78,680

		120,171,782
WATER UTILITIES — 0.40%
American States Water Co.	209,090	12,108,402
California Water Service Group	248,895	11,287,388
Evoqua Water Technologies Corp.[b]	150,961	3,579,285
Global Water Resources Inc.	85,456	798,159
Middlesex Water Co.	114,961	4,588,094
Pure Cycle Corp.[a,b]	144,112	1,203,335
York Water Co. (The)	97,344	3,299,962

		36,864,625
WIRELESS TELECOMMUNICATION SERVICES — 0.22%
Boingo Wireless Inc.[a,b]	318,481	7,165,822
Shenandoah Telecommunications Co.	388,836	13,142,657

		20,308,479

TOTAL COMMON STOCKS
(Cost: $8,128,737,400)		9,123,138,911

SHORT-TERM INVESTMENTS — 18.40%

MONEY MARKET FUNDS — 18.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[d,e,f]	1,656,938,339	1,657,104,033
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[d,e]	24,030,548	24,030,548

		1,681,134,581

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,681,065,531)		1,681,134,581

Security	Value
TOTAL INVESTMENTS IN SECURITIES — 118.26%
(Cost: $9,809,802,931)	$10,804,273,492
Other Assets, Less Liabilities — (18.26)%	(1,668,302,009)

NET ASSETS — 100.00%	$9,135,971,483

NVS  —  Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

321

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,372,373,211	284,565,128	[a]	—	1,656,938,339	$1,657,104,033	$—	[b]	$(71,334)	$(395,352)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,248,733	14,781,815	[a]	—	24,030,548	24,030,548	91,388		—	—

						$1,681,134,581	$91,388		$(71,334)	$(395,352)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts Russell 2000 E-mini	168	Mar 2018	$12,907	$92,183

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,120,570,495	$—	$2,568,416	$9,123,138,911
Money Market Funds	1,681,134,581	—	—	1,681,134,581

Total	$10,801,705,076	$—	$2,568,416	$10,804,273,492

Derivative financial instruments[a]
Assets
Futures Contracts	$92,183	$—	$—	$92,183

Total	$92,183	$—	$—	$92,183

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

322

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.56%

AEROSPACE & DEFENSE — 1.76%
AAR Corp.	303,004	$11,905,027
Aerovironment Inc.[a,b]	196,751	11,049,536
Cubic Corp.	236,737	13,955,646
Curtiss-Wright Corp.	105,177	12,815,817
Ducommun Inc.[a]	99,862	2,841,074
Engility Holdings Inc.[a,b]	170,657	4,841,539
Esterline Technologies Corp.[a]	245,319	18,325,329
KeyW Holding Corp. (The)[a,b]	464,204	2,724,877
KLX Inc.[a]	485,843	33,158,785
Kratos Defense & Security Solutions Inc.[a,b]	495,867	5,251,232
Mercury Systems Inc.[a]	33,893	1,740,406
Moog Inc. Class Aa	272,535	23,669,665
National Presto Industries Inc.	41,164	4,093,760
Sparton Corp.[a]	87,967	2,028,519
Triumph Group Inc.	459,856	12,508,083
Vectrus Inc.[a,b]	86,275	2,661,584
Wesco Aircraft Holdings Inc.[a,b]	526,880	3,898,912

		167,469,791
AIR FREIGHT & LOGISTICS — 0.36%
Atlas Air Worldwide Holdings Inc.[a,b]	219,251	12,859,071
Echo Global Logistics Inc.[a,b]	248,734	6,964,552
Hub Group Inc. Class Aa	306,653	14,688,679

		34,512,302
AIRLINES — 0.29%
Hawaiian Holdings Inc.	48,723	1,941,612
SkyWest Inc.	477,835	25,373,038

		27,314,650
AUTO COMPONENTS — 1.13%
American Axle & Manufacturing Holdings Inc.[a]	929,883	15,835,907
Cooper Tire & Rubber Co.	484,635	17,131,847
Cooper-Standard Holdings Inc.[a]	127,343	15,599,518
Dana Inc.	705,360	22,578,574
Gentherm Inc.[a,b]	76,568	2,431,034
Modine Manufacturing Co.[a,b]	465,431	9,401,706
Motorcar Parts of America Inc.[a,b]	178,360	4,457,216
Shiloh Industries Inc.[a]	48,486	397,585

Security	Shares	Value
Standard Motor Products Inc.	75,461	$3,388,954
Stoneridge Inc.[a]	256,963	5,874,174
Superior Industries International Inc.	236,060	3,505,491
Tower International Inc.	189,049	5,775,447
VOXX International Corp.[a,b]	184,348	1,032,349

		107,409,802
AUTOMOBILES — 0.02%
Winnebago Industries Inc.	38,822	2,158,503

		2,158,503
BANKS — 18.70%
1st Source Corp.	150,871	7,460,571
Access National Corp.[b]	131,936	3,673,098
ACNB Corp.	64,858	1,916,554
Allegiance Bancshares Inc.[a,b]	32,477	1,222,759
American National Bankshares Inc.	77,729	2,977,021
Ameris Bancorp.	83,871	4,042,582
Ames National Corp.	80,890	2,252,787
Arrow Financial Corp.	111,354	3,780,468
Atlantic Capital Bancshares Inc.[a]	156,897	2,761,387
Banc of California Inc.	407,182	8,408,308
BancFirst Corp.	159,353	8,150,906
Banco Latinoamericano de Comercio Exterior SA Class E	287,401	7,731,087
Bancorp. Inc. (The)[a]	462,347	4,567,988
BancorpSouth Bank	801,565	25,209,219
Bank of Commerce Holdings	146,986	1,690,339
Bank of Marin Bancorp.	61,811	4,203,148
Bank of NT Butterfield & Son Ltd. (The)	145,463	5,278,852
Bankwell Financial Group Inc.	49,331	1,694,027
Banner Corp.	308,156	16,985,559
Bar Harbor Bankshares	141,248	3,815,108
BCB Bancorp. Inc.	118,531	1,718,700
Berkshire Hills Bancorp. Inc.	376,189	13,768,517
Blue Hills Bancorp. Inc.	115,929	2,330,173
Boston Private Financial Holdings Inc.	780,377	12,056,825
Bridge Bancorp. Inc.	179,689	6,289,115
Brookline Bancorp. Inc.	700,646	11,000,142
Bryn Mawr Bank Corp.	159,293	7,040,751

323

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
Byline Bancorp Inc.[a,b]	55,449	$1,273,664
C&F Financial Corp.	31,548	1,829,784
Cadence BanCorp[a]	185,083	5,019,451
Camden National Corp.	144,997	6,108,724
Capital City Bank Group Inc.	103,173	2,366,789
Capstar Financial Holdings Inc.[a,b]	55,932	1,161,708
Carolina Financial Corp.	43,691	1,623,121
Cathay General Bancorp.	715,605	30,177,063
CBTX Inc.	23,383	693,540
CenterState Bank Corp.	507,862	13,067,289
Central Pacific Financial Corp.	217,148	6,477,525
Central Valley Community Bancorp.	93,416	1,885,135
Century Bancorp. Inc./MA Class A	27,849	2,179,184
Chemical Financial Corp.	665,782	35,599,364
Chemung Financial Corp.	30,405	1,462,481
Citizens & Northern Corp.	110,496	2,651,904
City Holding Co.[b]	141,001	9,513,337
Civista Bancshares Inc.	94,752	2,084,544
CNB Financial Corp./PA	139,969	3,672,787
CoBiz Financial Inc.	321,445	6,425,686
Codorus Valley Bancorp. Inc.	80,781	2,223,901
Columbia Banking System Inc.	611,467	26,562,126
Community Bank System Inc.	458,700	24,655,125
Community Bankers Trust Corp.[a,b]	205,303	1,673,219
Community Financial Corp. (The)	37,909	1,451,915
Community Trust Bancorp. Inc.	143,851	6,775,382
ConnectOne Bancorp. Inc.	204,621	5,268,991
County Bancorp. Inc.	44,448	1,322,772
Customers Bancorp. Inc.[a]	267,020	6,939,850
CVB Financial Corp.	975,165	22,974,887
DNB Financial Corp.	30,499	1,027,816
Eagle Bancorp. Inc.[a]	56,711	3,283,567
Enterprise Bancorp. Inc./MA	89,334	3,041,823
Enterprise Financial Services Corp.	204,501	9,233,220
Equity Bancshares Inc. Class Aa,b	67,383	2,386,032
Evans Bancorp. Inc.	44,521	1,865,430

Security	Shares	Value
Farmers & Merchants Bancorp. Inc./Archbold OHb	83,040	$3,388,032
Farmers Capital Bank Corp.	70,001	2,695,039
Farmers National Banc Corp.	236,685	3,491,104
FB Financial Corp.[a]	63,506	2,666,617
FCB Financial Holdings Inc. Class Aa,b	340,864	17,315,891
Fidelity Southern Corp.	206,052	4,491,934
Financial Institutions Inc.	134,515	4,183,417
First Bancorp. Inc./ME	94,961	2,585,788
First BanCorp./Puerto Rico[a]	1,814,563	9,254,271
First Bancorp./Southern Pines NCb	265,931	9,390,032
First Bancshares Inc. (The)	97,701	3,341,374
First Busey Corp.	377,435	11,300,404
First Business Financial Services Inc.	79,416	1,756,682
First Citizens BancShares Inc./NC Class A	69,606	28,051,218
First Commonwealth Financial Corp.	911,292	13,049,701
First Community Bancshares Inc./VA	157,783	4,533,106
First Connecticut Bancorp. Inc./Farmington CT	103,975	2,718,946
First Financial Bancorp.	580,275	15,290,246
First Financial Bankshares Inc.	206,955	9,323,323
First Financial Corp./IN	100,250	4,546,338
First Financial Northwest Inc.	71,601	1,110,532
First Foundation Inc.[a]	183,499	3,402,071
First Guaranty Bancshares Inc.[b]	40,100	1,002,500
First Internet Bancorp.	74,883	2,856,786
First Interstate BancSystem Inc. Class A	245,202	9,820,340
First Merchants Corp.	385,889	16,230,491
First Mid-Illinois Bancshares Inc.	94,701	3,649,777
First Midwest Bancorp. Inc.	957,109	22,980,187
First Northwest Bancorp.[a]	96,363	1,570,717
First of Long Island Corp. (The)	180,551	5,145,704
Flushing Financial Corp.	259,935	7,148,212
FNB Bancorp./CA	50,956	1,859,384
Franklin Financial Network Inc.[a,b]	81,188	2,768,511

324

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
Fulton Financial Corp.	1,608,380	$28,790,002
German American Bancorp. Inc.	200,789	7,093,875
Glacier Bancorp. Inc.	617,739	24,332,739
Great Southern Bancorp. Inc.	103,182	5,329,350
Great Western Bancorp. Inc.	557,681	22,195,704
Green Bancorp. Inc.[a]	166,118	3,372,195
Guaranty Bancorp.	179,189	4,954,576
Hancock Holding Co.	791,501	39,179,299
Hanmi Financial Corp.	298,945	9,072,981
HarborOne Bancorp Inc.[a]	62,780	1,202,865
Heartland Financial USA Inc.	231,236	12,405,811
Heritage Commerce Corp.	304,976	4,672,232
Heritage Financial Corp./WA	275,038	8,471,170
Hilltop Holdings Inc.	690,402	17,487,883
Home BancShares Inc./AR	287,660	6,688,095
HomeTrust Bancshares Inc.[a]	159,062	4,095,847
Hope Bancorp Inc.	1,222,014	22,301,755
Horizon Bancorp./IN	214,248	5,956,094
Howard Bancorp. Inc.[a,b]	64,567	1,420,474
IBERIABANK Corp.	474,973	36,810,407
Independent Bank Corp./MI	189,304	4,230,944
Independent Bank Corp./Rockland MA	253,341	17,695,869
Independent Bank Group Inc.	166,252	11,238,635
International Bancshares Corp.	515,616	20,469,955
Investar Holding Corp.	52,456	1,264,190
Investors Bancorp. Inc.	2,429,726	33,724,597
Lakeland Bancorp. Inc.	417,655	8,039,859
Lakeland Financial Corp.	186,676	9,051,919
LCNB Corp.	85,131	1,740,929
LegacyTexas Financial Group Inc.	241,247	10,183,036
Macatawa Bank Corp.	245,001	2,450,010
MainSource Financial Group Inc.	232,672	8,448,320
MB Financial Inc.	696,906	31,026,255
MBT Financial Corp.	174,669	1,851,491
Mercantile Bank Corp.	152,986	5,411,115
Metropolitan Bank Holding Corp.[a]	30,196	1,271,252
Middlefield Banc Corp.	24,675	1,189,335
Midland States Bancorp. Inc.	139,045	4,516,182
MidSouth Bancorp. Inc.[b]	132,841	1,760,143

Security	Shares	Value
MidWestOne Financial Group Inc.	102,641	$3,441,553
MutualFirst Financial Inc.	58,457	2,253,517
National Bank Holdings Corp. Class A	148,469	4,814,850
National Bankshares Inc.[b]	63,522	2,887,075
National Commerce Corp.[a,b]	59,827	2,408,037
NBT Bancorp. Inc.	398,453	14,663,070
Nicolet Bankshares Inc.[a]	83,849	4,589,894
Northeast Bancorp	66,805	1,546,536
Northrim BanCorp. Inc.	64,501	2,183,359
Norwood Financial Corp.	54,988	1,814,604
OFG Bancorp.	414,278	3,894,213
Ohio Valley Banc Corp.	38,987	1,575,075
Old Line Bancshares Inc.	70,204	2,066,806
Old National Bancorp./IN	1,265,246	22,078,543
Old Point Financial Corp.	34,366	1,022,389
Old Second Bancorp. Inc.	273,005	3,726,518
Opus Bank[a,b]	62,002	1,692,655
Orrstown Financial Services Inc.	69,156	1,746,189
Pacific Mercantile Bancorp.[a,b]	150,456	1,316,490
Pacific Premier Bancorp. Inc.[a,b]	240,627	9,625,080
Paragon Commercial Corp.[a]	35,089	1,867,086
Park National Corp.	124,857	12,985,128
Parke Bancorp. Inc.	53,977	1,109,227
Peapack Gladstone Financial Corp.	161,412	5,652,648
Penns Woods Bancorp. Inc.	42,875	1,997,118
People’s Utah Bancorp.	109,535	3,318,911
Peoples Bancorp. Inc./OH	156,672	5,110,641
Peoples Bancorp. of North Carolina Inc.	44,238	1,357,664
Peoples Financial Services Corp.	64,654	3,011,583
Premier Financial Bancorp. Inc.	89,039	1,787,903
QCR Holdings Inc.	113,135	4,847,835
RBB Bancorp	32,852	899,159
Reliant Bancorp Inc.	66,847	1,713,957
Renasant Corp.	422,162	17,262,204
Republic Bancorp. Inc./KY Class A	91,990	3,497,460
Republic First Bancorp. Inc.[a,b]	361,820	3,057,379
S&T Bancorp. Inc.	320,669	12,765,833

325

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
Sandy Spring Bancorp. Inc.	217,959	$8,504,760
Seacoast Banking Corp. of Florida[a,b]	401,769	10,128,596
Shore Bancshares Inc.	121,991	2,037,250
Sierra Bancorp.	118,175	3,138,728
Simmons First National Corp. Class A	389,918	22,264,318
SmartFinancial Inc.[a]	68,073	1,477,184
South State Corp.	314,553	27,413,294
Southern First Bancshares Inc.[a]	61,513	2,537,411
Southern National Bancorp. of Virginia Inc.	202,999	3,254,074
Southside Bancshares Inc.	242,880	8,180,198
State Bank Financial Corp.	353,660	10,553,214
Sterling Bancorp./DE	2,000,599	49,214,735
Stock Yards Bancorp. Inc.	207,877	7,836,963
Summit Financial Group Inc.	102,712	2,703,380
Sun Bancorp. Inc./NJb	100,351	2,438,529
Sunshine Bancorp. Inc.[a,b]	60,828	1,395,394
Texas Capital Bancshares Inc.[a]	109,352	9,721,393
Tompkins Financial Corp.	129,473	10,532,629
TowneBank/Portsmouth VA	532,502	16,374,436
TriCo Bancshares	189,265	7,165,573
TriState Capital Holdings Inc.[a,b]	152,052	3,497,196
Triumph Bancorp. Inc.[a]	165,544	5,214,636
Trustmark Corp.	630,520	20,088,367
Two River Bancorp.	68,696	1,245,458
UMB Financial Corp.	424,683	30,543,201
Umpqua Holdings Corp.	2,079,295	43,249,336
Union Bankshares Corp.	403,773	14,604,469
Union Bankshares Inc./Morrisville VTb	5,620	297,579
United Bankshares Inc./WV	939,455	32,646,061
United Community Banks Inc./GA	688,827	19,383,592
United Security Bancshares/Fresno CA	127,460	1,402,060
Unity Bancorp. Inc.[b]	73,754	1,456,642
Univest Corp. of Pennsylvania	241,481	6,773,542
Valley National Bancorp.	2,424,624	27,204,281
Veritex Holdings Inc.[a,b]	102,161	2,818,622
Washington Trust Bancorp. Inc.	142,059	7,564,642
WashingtonFirst Bankshares Inc.	96,683	3,312,360

Security	Shares	Value
WesBanco Inc.	393,503	$15,995,897
West Bancorp. Inc.	115,646	2,908,497
Westamerica Bancorp.	237,472	14,141,458
Wintrust Financial Corp.	520,747	42,893,930
Xenith Bankshares Inc.[a]	48,577	1,643,360

		1,779,646,626
BEVERAGES — 0.01%
MGP Ingredients Inc.[b]	15,837	1,217,549

		1,217,549
BIOTECHNOLOGY — 2.80%
Abeona Therapeutics Inc.[a,b]	264,546	4,193,054
Acceleron Pharma Inc.[a,b]	61,065	2,591,599
Achillion Pharmaceuticals Inc.[a]	1,101,107	3,171,188
Acorda Therapeutics Inc.[a,b]	353,307	7,578,435
Adamas Pharmaceuticals Inc.[a,b]	64,736	2,193,903
Advaxis Inc.[a,b]	29,650	84,206
Agenus Inc.[a,b]	115,136	375,343
Aileron Therapeutics Inc.[a,b]	12,166	128,230
Alder Biopharmaceuticals Inc.[a,b]	494,150	5,658,017
Allena Pharmaceuticals Inc.[a]	12,921	129,985
AMAG Pharmaceuticals Inc.[a]	333,865	4,423,711
Apellis Pharmaceuticals Inc.[a]	25,964	563,419
Ardelyx Inc.[a,b]	307,915	2,032,239
Array BioPharma Inc.[a,b]	226,550	2,899,840
Atara Biotherapeutics Inc.[a,b]	243,968	4,415,821
Athenex Inc.[a,b]	16,685	265,292
Athersys Inc.[a,b]	46,103	83,446
Audentes Therapeutics Inc.[a,b]	11,709	365,906
Bellicum Pharmaceuticals Inc.[a,b]	76,601	644,214
BioCryst Pharmaceuticals Inc.[a,b]	120,038	589,387
Biohaven Pharmaceutical Holding Co. Ltd.[a]	10,739	289,738
BioTime Inc.[a,b]	814,363	1,750,880
Bluebird Bio Inc.[a,b]	277,806	49,477,249
Calyxt Inc.[a]	19,479	429,122
Cara Therapeutics Inc.[a,b]	35,918	439,636
Cascadian Therapeutics Inc.[a,b]	337,956	1,250,437
Celcuity Inc.[a]	6,690	126,776
Celldex Therapeutics Inc.[a,b]	1,174,971	3,336,918
Chimerix Inc.[a,b]	452,727	2,096,126
Concert Pharmaceuticals Inc.[a]	96,079	2,485,564
Corvus Pharmaceuticals Inc.[a]	77,473	802,620

326

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
Deciphera Pharmaceuticals Inc.[a]	19,786	$448,549
Dynavax Technologies Corp.[a,b]	524,307	9,804,541
Editas Medicine Inc.[a,b]	91,143	2,800,824
Emergent BioSolutions Inc.[a,b]	163,744	7,609,184
Enanta Pharmaceuticals Inc.[a,b]	146,117	8,574,146
Epizyme Inc.[a,b]	121,547	1,525,415
Fate Therapeutics Inc.[a,b]	266,918	1,630,869
Five Prime Therapeutics Inc.[a,b]	252,645	5,537,978
G1 Therapeutics Inc.[a]	18,771	372,417
Genocea Biosciences Inc.[a,b]	38,971	45,206
Heron Therapeutics Inc.[a]	62,549	1,132,137
Idera Pharmaceuticals Inc.[a]	74,052	156,250
Immune Design Corp.[a,b]	265,275	1,034,573
Immunomedics Inc.[a,b]	589,881	9,532,477
Insmed Inc.[a,b]	99,697	3,108,552
Intellia Therapeutics Inc.[a,b]	156,675	3,011,293
Iovance Biotherapeutics Inc.[a,b]	538,930	4,311,440
Karyopharm Therapeutics Inc.[a,b]	246,691	2,368,234
Kindred Biosciences Inc.[a]	208,725	1,972,451
MacroGenics Inc.[a,b]	229,421	4,358,999
MediciNova Inc.[a,b]	45,568	294,825
Merrimack Pharmaceuticals Inc.	46,306	474,637
Mersana Therapeutics Inc.[a,b]	12,096	198,737
Minerva Neurosciences Inc.[a,b]	38,894	235,309
Miragen Therapeutics Inc.[a]	19,714	205,617
Momenta Pharmaceuticals Inc.[a,b]	526,481	7,344,410
Myriad Genetics Inc.[a,b]	611,199	20,991,630
NantKwest Inc.[a,b]	299,075	1,342,847
Novavax Inc.[a,b]	1,652,233	2,048,769
Novelion Therapeutics Inc.[a]	145,115	452,759
Nymox Pharmaceutical Corp.[a,b]	162,417	535,976
Otonomy Inc.[a,b]	259,360	1,439,448
PDL BioPharma Inc.[a]	1,435,973	3,934,566
Portola Pharmaceuticals Inc.[a,b]	38,498	1,874,083
Protagonist Therapeutics Inc.[a]	61,708	1,283,526
Prothena Corp. PLC[a,b]	82,476	3,092,025
PTC Therapeutics Inc.[a,b]	72,318	1,206,264
Recro Pharma Inc.[a]	119,585	1,106,161
REGENXBIO Inc.[a]	185,365	6,163,386
Retrophin Inc.[a,b]	362,160	7,630,711
Rhythm Pharmaceuticals Inc.[a]	19,757	574,138
Sarepta Therapeutics Inc.[a,b]	132,415	7,367,571

Security	Shares	Value
Spectrum Pharmaceuticals Inc.[a]	817,242	$15,486,736
Spero Therapeutics Inc.[a]	14,468	169,999
Stemline Therapeutics Inc.[a,b]	172,977	2,698,441
Syndax Pharmaceuticals Inc.[a,b]	5,503	48,206
Tocagen Inc.[a]	11,840	121,360
Trevena Inc.[a,b]	479,826	767,722
Voyager Therapeutics Inc.[a,b]	160,340	2,661,644
XBiotech Inc.[a,b]	11,033	43,470

		266,002,809
BUILDING PRODUCTS — 0.51%
Armstrong Flooring Inc.[a]	204,267	3,456,198
Caesarstone Ltd.[a]	78,338	1,723,436
CSW Industrials Inc.[a]	78,727	3,617,506
Gibraltar Industries Inc.[a,b]	296,877	9,796,941
Griffon Corp.	44,777	911,212
Insteel Industries Inc.	17,161	485,999
Quanex Building Products Corp.	297,157	6,953,474
Simpson Manufacturing Co. Inc.	328,259	18,845,349
Universal Forest Products Inc.	68,521	2,577,760

		48,367,875
CAPITAL MARKETS — 1.25%
Arlington Asset Investment Corp. Class Ab	201,279	2,371,067
Associated Capital Group Inc. Class Ab	42,375	1,444,987
B. Riley Financial Inc.	195,485	3,538,278
Cowen Inc. Class Aa,b	237,566	3,242,776
Donnelley Financial Solutions Inc.[a]	32,064	624,927
GAIN Capital Holdings Inc.[b]	322,289	3,222,890
GAMCO Investors Inc. Class A	34,189	1,013,704
Greenhill & Co. Inc.[b]	229,368	4,472,676
Hamilton Lane Inc. Class A	45,628	1,614,775
INTL. FCStone Inc.[a,b]	145,223	6,176,334
Investment Technology Group Inc.	269,001	5,178,269
Ladenburg Thalmann Financial Services Inc.[b]	846,456	2,674,801
Medley Management Inc. Class A	31,952	207,688
Oppenheimer Holdings Inc. Class A	94,947	2,544,580
Piper Jaffray Companies	128,835	11,112,019

327

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
PJT Partners Inc. Class A	171,473	$7,819,169
Pzena Investment Management Inc. Class A	37,016	394,961
Safeguard Scientifics Inc.[a,b]	190,360	2,132,032
Stifel Financial Corp.	625,929	37,280,331
Value Line Inc.	3,881	75,097
Virtus Investment Partners Inc.	55,743	6,413,232
Waddell & Reed Financial Inc. Class A	667,699	14,916,396

		118,470,989
CHEMICALS — 1.63%
Advanced Emissions Solutions Inc.[b]	60,112	580,682
AdvanSix Inc.[a]	40,094	1,686,755
AgroFresh Solutions Inc.[a,b]	204,646	1,514,380
American Vanguard Corp.	272,797	5,360,461
Calgon Carbon Corp.	435,285	9,271,570
Codexis Inc.[a,b]	20,152	168,269
Core Molding Technologies Inc.	70,797	1,536,295
Flotek Industries Inc.[a,b]	461,509	2,150,632
FutureFuel Corp.	240,593	3,389,955
GCP Applied Technologies Inc.[a,b]	674,818	21,526,694
Hawkins Inc.	74,321	2,616,099
HB Fuller Co.	119,868	6,457,289
Innophos Holdings Inc.	180,924	8,454,578
Innospec Inc.	224,798	15,870,739
Intrepid Potash Inc.[a,b]	892,639	4,248,962
Kraton Corp.[a]	223,280	10,755,398
LSB Industries Inc.[a]	203,792	1,785,218
Minerals Technologies Inc.	143,687	9,892,850
OMNOVA Solutions Inc.[a,b]	141,631	1,416,310
PQ Group Holdings Inc.[a]	181,593	2,987,205
Rayonier Advanced Materials Inc.	148,939	3,045,802
Stepan Co.	68,781	5,431,636
Trecora Resources[a,b]	186,686	2,520,261
Tredegar Corp.	245,238	4,708,570
Trinseo SA	125,846	9,136,420
Tronox Ltd. Class A	846,191	17,355,377
Valhi Inc.	238,515	1,471,638

		155,340,045

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 1.38%
ABM Industries Inc.	260,561	$9,828,361
ACCO Brands Corp.[a]	990,897	12,088,943
ARC Document Solutions Inc.[a]	386,321	985,118
Brady Corp. Class A	98,001	3,714,238
Casella Waste Systems Inc. Class Aa	297,085	6,838,897
CECO Environmental Corp.	278,889	1,430,700
CompX International Inc.	22,289	296,444
Ennis Inc.	233,431	4,843,693
Essendant Inc.	351,698	3,260,240
Heritage-Crystal Clean Inc.[a]	56,976	1,239,228
Herman Miller Inc.	85,593	3,428,000
InnerWorkings Inc.[a,b]	22,862	229,306
Interface Inc.	57,971	1,457,971
Kimball International Inc. Class B	48,641	908,127
Knoll Inc.	29,149	671,593
LSC Communications Inc.	318,305	4,822,321
McGrath RentCorp	204,570	9,610,699
Mobile Mini Inc.	413,960	14,281,620
NL Industries Inc.[a,b]	84,123	1,198,753
Quad/Graphics Inc.	133,362	3,013,981
RR Donnelley & Sons Co.	482,393	4,486,255
SP Plus Corp.[a]	114,552	4,249,879
Steelcase Inc. Class A	150,146	2,282,219
Team Inc.[a,b]	151,489	2,257,186
Tetra Tech Inc.	37,770	1,818,625
UniFirst Corp./MA	143,924	23,733,068
Viad Corp.	77,062	4,269,235
VSE Corp.	81,802	3,961,671

		131,206,371
COMMUNICATIONS EQUIPMENT — 1.45%
Acacia Communications Inc.[a,b]	17,377	629,569
ADTRAN Inc.	454,263	8,789,989
Calix Inc.[a]	396,331	2,358,169
Comtech Telecommunications Corp.	217,654	4,814,506
Digi International Inc.[a]	247,363	2,362,317
EMCORE Corp.[a]	117,368	757,024
Finisar Corp.[a,b]	575,015	11,701,555
Harmonic Inc.[a,b]	748,880	3,145,296
Infinera Corp.[a,b]	1,369,863	8,671,233

328

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
KVH Industries Inc.[a,b]	152,211	$1,575,384
NETGEAR Inc.[a,b]	293,088	17,218,920
NetScout Systems Inc.[a,b]	794,879	24,204,066
Oclaro Inc.[a,b]	205,474	1,384,895
Ribbon Communications Inc.[a]	444,679	3,437,369
ViaSat Inc.[a,b]	471,477	35,290,053
Viavi Solutions Inc.[a]	1,351,737	11,814,181

		138,154,526
CONSTRUCTION & ENGINEERING — 0.92%
Aegion Corp.[a,b]	304,191	7,735,577
Ameresco Inc. Class Aa	184,256	1,584,602
Chicago Bridge & Iron Co. NVb	943,113	15,221,844
EMCOR Group Inc.	136,603	11,167,295
Granite Construction Inc.	83,449	5,293,170
Great Lakes Dredge & Dock Corp.[a,b]	493,110	2,662,794
IES Holdings Inc.[a,b]	85,231	1,470,235
KBR Inc.	1,173,055	23,261,681
Layne Christensen Co.[a,b]	169,621	2,128,743
MYR Group Inc.[a,b]	83,842	2,995,675
Northwest Pipe Co.[a,b]	89,702	1,716,896
NV5 Global Inc.[a,b]	19,805	1,072,441
Orion Group Holdings Inc.[a,b]	135,878	1,063,925
Sterling Construction Co. Inc.[a]	189,145	3,079,280
Tutor Perini Corp.[a,b]	298,033	7,555,136

		88,009,294
CONSTRUCTION MATERIALS — 0.01%
U.S. Lime & Minerals Inc.	17,570	1,354,647

		1,354,647
CONSUMER FINANCE — 0.71%
Elevate Credit Inc.[a,b]	128,266	965,843
Encore Capital Group Inc.[a,b]	226,044	9,516,452
Enova International Inc.[a,b]	221,902	3,372,910
EZCORP Inc. Class Aa,b	480,138	5,857,684
FirstCash Inc.	356,352	24,035,942
LendingClub Corp.[a,b]	266,611	1,101,104
Nelnet Inc. Class A	179,596	9,838,269
PRA Group Inc.[a,b]	170,860	5,672,552
Regional Management Corp.[a,b]	90,551	2,382,397
World Acceptance Corp.[a,b]	55,733	4,498,768

		67,241,921

Security	Shares	Value
CONTAINERS & PACKAGING — 0.05%
Greif Inc. Class A NVS	35,231	$2,134,294
Greif Inc. Class B	7,706	534,411
UFP Technologies Inc.[a,b]	60,954	1,694,521

		4,363,226
DISTRIBUTORS — 0.02%
Funko Inc. Class Aa	62,575	416,124
Weyco Group Inc.	61,017	1,813,425

		2,229,549
DIVERSIFIED CONSUMER SERVICES — 0.65%
Adtalem Global Education Inc.[b]	567,774	23,874,897
American Public Education Inc.[a]	148,104	3,710,005
Ascent Capital Group Inc. Class Aa,b	108,103	1,242,103
Bridgepoint Education Inc.[a,b]	23,625	196,088
Cambium Learning Group Inc.[a]	105,148	597,241
Capella Education Co.	7,621	589,865
Career Education Corp.[a]	633,034	7,647,051
Carriage Services Inc.	82,648	2,124,880
Houghton Mifflin Harcourt Co.[a]	301,225	2,801,393
K12 Inc.[a,b]	362,001	5,755,816
Laureate Education Inc. Class Aa	519,216	7,040,569
Liberty Tax Inc.	65,333	718,663
Regis Corp.[a]	333,414	5,121,239
Weight Watchers International Inc.[a,b]	18,148	803,593

		62,223,403
DIVERSIFIED FINANCIAL SERVICES — 0.16%
Cannae Holdings Inc.[a]	583,113	9,930,414
Marlin Business Services Corp.	56,495	1,265,488
On Deck Capital Inc.[a,b]	473,482	2,717,787
Tiptree Inc.[b]	232,765	1,384,952

		15,298,641
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.46%
ATN International Inc.	96,316	5,322,422
Cincinnati Bell Inc.[a]	392,193	8,177,224
Consolidated Communications Holdings Inc.	278,492	3,394,817
Frontier Communications Corp.[b]	728,431	4,924,194
General Communication Inc. Class Aa	16,077	627,324
Globalstar Inc.[a,b]	1,856,914	2,432,557

329

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
Hawaiian Telcom Holdco Inc.[a]	57,323	$1,768,988
IDT Corp. Class B	60,636	642,742
Intelsat SAa,b	333,163	1,129,423
Iridium Communications Inc.[a,b]	784,447	9,256,475
ORBCOMM Inc.[a,b]	37,246	379,164
pdvWireless Inc.[a,b]	88,430	2,838,603
Windstream Holdings Inc.[b]	1,724,075	3,189,539

		44,083,472
ELECTRIC UTILITIES — 2.06%
ALLETE Inc.	480,593	35,736,895
El Paso Electric Co.	380,817	21,078,221
Genie Energy Ltd. Class B	139,557	608,469
IDACORP Inc.	471,841	43,107,394
MGE Energy Inc.	166,477	10,504,699
Otter Tail Corp.	369,176	16,409,873
PNM Resources Inc.	749,436	30,314,686
Portland General Electric Co.	836,736	38,138,427
Spark Energy Inc. Class Ab	13,776	170,822

		196,069,486
ELECTRICAL EQUIPMENT — 0.33%
Babcock & Wilcox Enterprises Inc.[a,b]	416,036	2,363,084
Encore Wire Corp.	187,287	9,111,513
General Cable Corp.	30,087	890,575
LSI Industries Inc.	225,739	1,553,084
Powell Industries Inc.	79,835	2,287,273
Preformed Line Products Co.	29,454	2,092,707
Revolution Lighting Technologies Inc.[a,b]	108,330	356,406
Sunrun Inc.[a,b]	787,413	4,645,737
Thermon Group Holdings Inc.[a,b]	298,211	7,058,654
Vicor Corp.[a,b]	15,784	329,886
Vivint Solar Inc.[a,b]	250,144	1,013,083

		31,702,002
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.49%
Anixter International Inc.[a]	272,671	20,722,996
AVX Corp.	426,330	7,375,509
Bel Fuse Inc. Class B	68,300	1,719,453
Belden Inc.[b]	394,740	30,462,086
Benchmark Electronics Inc.[a]	466,235	13,567,439
Control4 Corp.[a,b]	22,787	678,141
CTS Corp.	298,217	7,679,088

Security	Shares	Value
Daktronics Inc.	135,142	$1,233,847
Electro Scientific Industries Inc.[a]	298,568	6,398,312
FARO Technologies Inc.[a,b]	114,705	5,391,135
Fitbit Inc. Class Aa,b	1,823,110	10,409,958
II-VI Inc.[a,b]	403,578	18,947,987
Insight Enterprises Inc.[a]	203,618	7,796,533
Kimball Electronics Inc.[a]	250,389	4,569,599
Knowles Corp.[a,b]	821,658	12,045,506
Maxwell Technologies Inc.[a,b]	349,219	2,011,501
MTS Systems Corp.	158,794	8,527,238
Park Electrochemical Corp.	185,125	3,637,706
PC Connection Inc.	109,825	2,878,513
PCM Inc.[a,b]	53,939	533,996
Plexus Corp.[a]	313,708	19,048,350
Radisys Corp.[a,b]	284,202	285,623
Sanmina Corp.[a]	670,501	22,126,533
ScanSource Inc.[a]	231,305	8,280,719
SYNNEX Corp.	216,499	29,433,039
Systemax Inc.	26,825	892,468
Tech Data Corp.[a]	303,686	29,752,117
TTM Technologies Inc.[a,b]	684,777	10,730,456
VeriFone Systems Inc.[a,b]	957,235	16,952,632
Vishay Intertechnology Inc.	1,243,413	25,800,820
Vishay Precision Group Inc.[a]	95,142	2,392,821

		332,282,121
ENERGY EQUIPMENT & SERVICES — 2.71%
Archrock Inc.	663,057	6,962,098
Basic Energy Services Inc.[a]	164,779	3,867,363
Bristow Group Inc.	306,145	4,123,773
C&J Energy Services Inc.[a]	434,004	14,526,114
CARBO Ceramics Inc.[a,b]	215,146	2,190,186
Diamond Offshore Drilling Inc.[a,b]	607,098	11,285,952
Dril-Quip Inc.[a,b]	352,087	16,794,550
Ensco PLC Class Ab	4,008,067	23,687,676
Era Group Inc.[a]	185,558	1,994,748
Exterran Corp.[a]	300,925	9,461,082
Fairmount Santrol Holdings Inc.[a,b]	171,711	898,049
Forum Energy Technologies Inc.[a,b]	751,208	11,681,284
Frank’s International NVb	452,012	3,005,880
Geospace Technologies Corp.[a,b]	124,795	1,618,591

330

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
Gulf Island Fabrication Inc.	131,190	$1,761,226
Helix Energy Solutions Group Inc.[a,b]	1,315,694	9,920,333
Independence Contract Drilling Inc.[a,b]	326,457	1,299,299
Keane Group Inc.[a]	19,176	364,536
Key Energy Services Inc.[a]	95,134	1,121,630
Mammoth Energy Services Inc.[a,b]	76,229	1,496,375
Matrix Service Co.[a]	246,194	4,382,253
McDermott International Inc.[a,b]	2,662,724	17,520,724
Natural Gas Services Group Inc.[a,b]	114,077	2,988,817
NCS Multistage Holdings Inc.[a]	5,664	83,487
Newpark Resources Inc.[a,b]	795,916	6,844,878
Noble Corp. PLC[a]	2,316,169	10,469,084
Oil States International Inc.[a,b]	471,234	13,335,922
Parker Drilling Co.[a,b]	1,296,292	1,296,292
PHI Inc. NVS[a]	109,338	1,265,041
Pioneer Energy Services Corp.[a]	709,113	2,162,795
ProPetro Holding Corp.[a]	177,511	3,578,622
Ranger Energy Services Inc.[a]	42,372	391,094
Rowan Companies PLC Class Aa	1,093,872	17,130,035
SEACOR Holdings Inc.[a,b]	153,103	7,076,421
SEACOR Marine Holdings Inc.[a,b]	151,021	1,766,946
Smart Sand Inc.[a]	15,303	132,524
Solaris Oilfield Infrastructure Inc. Class Aa	4,006	85,768
Superior Energy Services Inc.[a]	1,422,838	13,701,930
TETRA Technologies Inc.[a,b]	1,072,595	4,579,981
U.S. Silica Holdings Inc.	296,988	9,669,929
Unit Corp.[a,b]	485,788	10,687,336
Willbros Group Inc.[a]	414,853	589,091

		257,799,715
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.87%
Acadia Realty Trust[b]	773,333	21,158,391
Agree Realty Corp.[b]	266,666	13,717,299
Alexander & Baldwin Inc.	433,289	12,019,437
Alexander’s Inc.	1,248	494,021
Altisource Residential Corp.[b]	470,957	5,585,550

Security	Shares	Value
American Assets Trust Inc.	242,703	$9,280,963
Armada Hoffler Properties Inc.[b]	48,242	749,198
Ashford Hospitality Prime Inc.	251,647	2,448,525
Ashford Hospitality Trust Inc.[b]	742,336	4,995,921
Bluerock Residential Growth REIT Inc.[b]	223,637	2,260,970
CareTrust REIT Inc.	55,906	936,985
CatchMark Timber Trust Inc. Class A	407,526	5,350,816
CBL & Associates Properties Inc.[b]	1,578,450	8,934,027
Cedar Realty Trust Inc.	829,868	5,045,597
Chatham Lodging Trust	420,133	9,562,227
Chesapeake Lodging Trust[b]	557,159	15,093,437
City Office REIT Inc.[b]	229,000	2,979,290
Clipper Realty Inc.	126,497	1,263,705
Community Healthcare Trust Inc.[b]	133,523	3,751,996
CorEnergy Infrastructure Trust Inc.[b]	114,523	4,374,779
Cousins Properties Inc.[b]	3,927,016	36,324,898
DiamondRock Hospitality Co.	1,883,795	21,268,046
Easterly Government Properties Inc.[b]	396,775	8,467,178
Education Realty Trust Inc.[b]	713,812	24,926,315
Farmland Partners Inc.[b]	312,814	2,715,225
First Industrial Realty Trust Inc.	869,524	27,363,920
Four Corners Property Trust Inc.	180,661	4,642,988
Franklin Street Properties Corp.	988,666	10,618,273
GEO Group Inc. (The)	899,221	21,221,616
Getty Realty Corp.[b]	293,287	7,965,675
Gladstone Commercial Corp.[b]	260,162	5,479,012
Global Medical REIT Inc.[b]	155,360	1,273,952
Global Net Lease Inc.[b]	638,395	13,138,169
Government Properties Income Trust[b]	620,913	11,511,727
Gramercy Property Trust[b]	1,281,826	34,173,481
Healthcare Realty Trust Inc.	1,152,249	37,010,238
Hersha Hospitality Trust[b]	371,017	6,455,696
Independence Realty Trust Inc.[b]	788,733	7,958,316
InfraREIT Inc.[a,b]	402,048	7,470,052
Investors Real Estate Trust[b]	1,145,314	6,505,383
iStar Inc.[a,b]	620,399	7,010,509
Jernigan Capital Inc.[b]	128,059	2,434,402

331

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
Kite Realty Group Trust[b]	779,954	$15,287,098
LaSalle Hotel Properties[b]	1,068,746	29,999,700
Lexington Realty Trust	2,040,216	19,688,084
LTC Properties Inc.	219,036	9,539,018
Mack-Cali Realty Corp.[b]	852,787	18,386,088
MedEquities Realty Trust Inc.[b]	199,845	2,242,261
Monmouth Real Estate Investment Corp.[b]	546,297	9,724,087
National Health Investors Inc.[b]	206,438	15,561,296
National Storage Affiliates Trust	373,461	10,180,547
New Senior Investment Group Inc.[b]	769,272	5,815,696
NexPoint Residential Trust Inc.	155,910	4,356,125
NorthStar Realty Europe Corp.	517,272	6,946,963
One Liberty Properties Inc.	137,093	3,553,451
Pebblebrook Hotel Trust[b]	648,527	24,105,749
Pennsylvania REIT[b]	653,394	7,768,855
Physicians Realty Trust[b]	775,093	13,943,923
Preferred Apartment Communities Inc. Class Ab	343,064	6,947,046
Quality Care Properties Inc.[a,b]	888,236	12,266,539
RAIT Financial Trust[b]	857,464	321,549
Ramco-Gershenson Properties Trust[b]	740,320	10,904,914
Retail Opportunity Investments Corp.[b]	913,863	18,231,567
Rexford Industrial Realty Inc.	431,451	12,581,111
RLJ Lodging Trust[b]	1,593,573	35,010,799
Sabra Health Care REIT Inc.[b]	1,376,211	25,831,480
Safety Income and Growth Inc.[b]	73,276	1,289,658
Saul Centers Inc.[b]	11,970	739,147
Select Income REIT	596,443	14,988,613
Seritage Growth Properties Class Ab	237,429	9,606,377
STAG Industrial Inc.[b]	892,120	24,381,640
Summit Hotel Properties Inc.[b]	976,399	14,870,557
Sunstone Hotel Investors Inc.[b]	2,119,611	35,037,170
Terreno Realty Corp.	369,990	12,971,849
Tier REIT Inc.	451,865	9,213,527
UMH Properties Inc.[b]	51,191	762,746
Urstadt Biddle Properties Inc. Class A	281,169	6,112,614
Washington Prime Group Inc.[b]	1,767,328	12,583,375
Washington REIT[b]	469,367	14,606,701

Security	Shares	Value
Whitestone REIT[b]	356,177	$5,132,511
Xenia Hotels & Resorts Inc.	1,013,713	21,886,064

		939,314,700
FOOD & STAPLES RETAILING — 0.64%
Andersons Inc. (The)	250,570	7,805,256
Chefs’ Warehouse Inc. (The)[a,b]	13,986	286,713
Ingles Markets Inc. Class A	133,336	4,613,426
Natural Grocers by Vitamin Cottage Inc.[a,b]	86,423	771,757
Smart & Final Stores Inc.[a,b]	213,288	1,823,612
SpartanNash Co.	345,155	9,208,735
SUPERVALU Inc.[a,b]	359,516	7,765,546
United Natural Foods Inc.[a,b]	474,193	23,363,489
Village Super Market Inc. Class A	74,205	1,701,521
Weis Markets Inc.	87,891	3,637,808

		60,977,863
FOOD PRODUCTS — 1.60%
Alico Inc.	30,476	899,042
Cal-Maine Foods Inc.[a,b]	266,287	11,836,457
Darling Ingredients Inc.[a]	1,542,668	27,968,571
Dean Foods Co.	811,717	9,383,448
Farmer Bros. Co.[a]	80,584	2,590,776
Fresh Del Monte Produce Inc.	303,312	14,458,883
Hostess Brands Inc.[a,b]	714,982	10,588,883
Landec Corp.[a,b]	198,165	2,496,879
Limoneira Co.	76,567	1,715,101
Sanderson Farms Inc.[b]	189,731	26,330,868
Seneca Foods Corp. Class Aa,b	65,496	2,014,002
Snyder’s-Lance Inc.	805,496	40,339,240
Tootsie Roll Industries Inc.[b]	45,587	1,659,367

		152,281,517
GAS UTILITIES — 2.34%
Chesapeake Utilities Corp.	130,674	10,264,443
New Jersey Resources Corp.	745,038	29,950,528
Northwest Natural Gas Co.	264,120	15,754,758
ONE Gas Inc.	490,452	35,930,513
RGC Resources Inc.	39,466	1,068,739
South Jersey Industries Inc.	747,020	23,329,435
Southwest Gas Holdings Inc.	400,696	32,248,014
Spire Inc.	443,556	33,333,233
WGL Holdings Inc.	480,621	41,256,507

		223,136,170

332

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.47%
Analogic Corp.	116,133	$9,726,139
AngioDynamics Inc.[a]	335,950	5,586,849
Anika Therapeutics Inc.[a]	24,251	1,307,371
Cerus Corp.[a,b]	122,006	412,380
ConforMIS Inc.[a,b]	236,186	562,123
CONMED Corp.	256,853	13,091,797
CryoLife Inc.[a]	95,880	1,836,102
Exactech Inc.[a]	100,296	4,959,637
FONAR Corp.[a]	7,915	192,730
Haemonetics Corp.[a]	93,681	5,440,993
Halyard Health Inc.[a]	440,334	20,334,624
ICU Medical Inc.[a]	41,664	8,999,424
Integer Holdings Corp.[a]	292,252	13,239,016
Invacare Corp.	302,314	5,093,991
Lantheus Holdings Inc.[a]	24,147	493,806
LivaNova PLC[a,b]	455,446	36,399,244
Meridian Bioscience Inc.	47,781	668,934
Obalon Therapeutics Inc.[a,b]	35,501	234,662
OraSure Technologies Inc.[a]	31,248	589,337
Orthofix International NVa	129,189	7,066,638
OrthoPediatrics Corp.[a]	10,537	202,205
Quotient Ltd.[a,b]	92,825	459,484
Restoration Robotics Inc.[a,b]	17,086	78,596
Rockwell Medical Inc.[a,b]	31,096	180,979
RTI Surgical Inc.[a,b]	114,892	471,057
Sientra Inc.[a,b]	138,165	1,942,600
Utah Medical Products Inc.	5,161	420,105

		139,990,823
HEALTH CARE PROVIDERS & SERVICES — 0.77%
AAC Holdings Inc.[a,b]	104,414	939,726
Aceto Corp.	284,383	2,937,676
Almost Family Inc.[a]	90,480	5,008,068
American Renal Associates Holdings Inc.[a,b]	10,053	174,922
BioScrip Inc.[a,b]	980,519	2,853,310
Community Health Systems Inc.[a,b]	906,669	3,862,410
Cross Country Healthcare Inc.[a,b]	177,394	2,263,547
Diplomat Pharmacy Inc.[a,b]	452,195	9,075,554

Security	Shares	Value
Ensign Group Inc. (The)	184,025	$4,085,355
Kindred Healthcare Inc.	791,549	7,678,025
LHC Group Inc.[a,b]	10,547	646,004
Magellan Health Inc.[a]	61,259	5,914,556
National Healthcare Corp.	104,413	6,362,928
National Research Corp. Class A	8,064	300,787
Owens & Minor Inc.	569,103	10,744,665
PetIQ Inc.[a,b]	15,937	348,064
Providence Service Corp. (The)[a]	21,126	1,253,617
R1 RCM Inc.[a,b]	90,604	399,564
Tivity Health Inc.[a]	115,427	4,218,857
Triple-S Management Corp. Class Ba	168,370	4,183,995

		73,251,630
HEALTH CARE TECHNOLOGY — 0.38%
Allscripts Healthcare Solutions Inc.[a,b]	1,710,619	24,889,507
Computer Programs & Systems Inc.[b]	49,541	1,488,707
Evolent Health Inc. Class Aa,b	426,113	5,241,190
HMS Holdings Corp.[a]	104,792	1,776,224
NantHealth Inc.[a,b]	156,841	478,365
Quality Systems Inc.[a]	174,365	2,367,877

		36,241,870
HOTELS, RESTAURANTS & LEISURE — 1.68%
Belmond Ltd. Class Aa	850,594	10,419,776
Biglari Holdings Inc.[a,b]	9,579	3,969,538
Boyd Gaming Corp.	72,963	2,557,353
Brinker International Inc.	105,288	4,089,386
Caesars Entertainment Corp.[a,b]	1,211,112	15,320,567
Carrols Restaurant Group Inc.[a,b]	335,545	4,076,872
Century Casinos Inc.[a]	206,422	1,884,633
Del Frisco’s Restaurant Group Inc.[a,b]	203,243	3,099,456
Del Taco Restaurants Inc.[a,b]	312,051	3,782,058
Denny’s Corp.[a,b]	149,599	1,980,691
DineEquity Inc.	64,496	3,271,882
Drive Shack Inc.[b]	304,425	1,683,470
El Pollo Loco Holdings Inc.[a,b]	193,208	1,912,759
Empire Resorts Inc.[a,b]	15,194	410,238
Fiesta Restaurant Group Inc.[a,b]	230,057	4,371,083
Fogo De Chao Inc.[a,b]	89,181	1,034,500

333

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
Golden Entertainment Inc.[a]	80,856	$2,639,948
ILG Inc.	910,585	25,933,461
International Speedway Corp. Class A	214,575	8,550,814
J Alexander’s Holdings Inc.[a]	123,631	1,199,221
Jack in the Box Inc.	56,909	5,583,342
La Quinta Holdings Inc.[a]	608,465	11,232,264
Marcus Corp. (The)	29,954	819,242
Marriott Vacations Worldwide Corp.	22,784	3,080,625
Monarch Casino & Resort Inc.[a,b]	104,475	4,682,569
Nathan’s Famous Inc.	1,860	140,430
Penn National Gaming Inc.[a,b]	402,680	12,615,964
Pinnacle Entertainment Inc.[a]	149,997	4,909,402
Potbelly Corp.[a,b]	157,703	1,939,747
RCI Hospitality Holdings Inc.	81,753	2,287,449
Red Lion Hotels Corp.[a,b]	168,912	1,663,783
Red Robin Gourmet Burgers Inc.[a,b]	7,396	417,134
Sonic Corp.	157,173	4,319,114
Speedway Motorsports Inc.	110,945	2,093,532
Zoe’s Kitchen Inc.[a,b]	135,441	2,264,573

		160,236,876
HOUSEHOLD DURABLES — 1.69%
AV Homes Inc.[a,b]	118,630	1,975,189
Bassett Furniture Industries Inc.	95,576	3,593,658
Beazer Homes USA Inc.[a]	292,907	5,626,743
Century Communities Inc.[a,b]	162,926	5,066,999
CSS Industries Inc.	84,957	2,364,353
Ethan Allen Interiors Inc.	231,678	6,625,991
Flexsteel Industries Inc.	71,358	3,338,127
Green Brick Partners Inc.[a,b]	222,093	2,509,651
Hamilton Beach Brands Holding Co. Class A	41,710	1,071,530
Helen of Troy Ltd.[a]	139,145	13,406,621
Hovnanian Enterprises Inc. Class Aa,b	909,448	3,046,651
KB Home[b]	622,479	19,888,204
La-Z-Boy Inc.	252,939	7,891,697
LGI Homes Inc.[a,b]	57,049	4,280,386
Libbey Inc.	209,915	1,578,561
Lifetime Brands Inc.	93,243	1,538,510
M/I Homes Inc.[a]	200,289	6,889,942

Security	Shares	Value
MDC Holdings Inc.	249,832	$7,964,644
Meritage Homes Corp.[a]	338,651	17,338,931
New Home Co. Inc. (The)[a]	118,633	1,486,471
PICO Holdings Inc.	179,331	2,295,437
TopBuild Corp.[a]	134,272	10,169,761
TRI Pointe Group Inc.[a,b]	1,328,592	23,808,369
William Lyon Homes Class Aa,b	208,019	6,049,193
ZAGG Inc.[a,b]	74,581	1,376,019

		161,181,638
HOUSEHOLD PRODUCTS — 0.20%
Central Garden & Pet Co.[a,b]	87,565	3,408,030
Central Garden & Pet Co. Class Aa	291,932	11,008,756
HRG Group Inc.[a]	64,725	1,097,089
Oil-Dri Corp. of America	48,413	2,009,139
Orchids Paper Products Co.[b]	86,986	1,113,421

		18,636,435
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.64%
Atlantic Power Corp.[a]	301,629	708,828
Dynegy Inc.[a,b]	1,039,180	12,314,283
NRG Yield Inc. Class A	331,072	6,240,707
NRG Yield Inc. Class C	608,583	11,502,219
Ormat Technologies Inc.	195,499	12,504,116
Pattern Energy Group Inc.	586,051	12,594,236
TerraForm Power Inc. Class A	418,902	5,010,068

		60,874,457
INSURANCE — 3.73%
Ambac Financial Group Inc.[a,b]	317,167	5,068,329
American Equity Investment Life Holding Co.	630,047	19,361,344
AMERISAFE Inc.	176,408	10,866,733
AmTrust Financial Services Inc.	810,958	8,166,347
Argo Group International Holdings Ltd.	273,066	16,834,519
Atlas Financial Holdings Inc.[a]	48,804	1,002,922
Baldwin & Lyons Inc. Class B	88,882	2,128,724
Blue Capital Reinsurance Holdings Ltd.	58,042	699,406
Citizens Inc./TXa,b	449,914	3,306,868
CNO Financial Group Inc.	1,469,792	36,289,164
Crawford & Co. Class B	24,087	231,717
Donegal Group Inc. Class A	85,700	1,482,610

334

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
eHealth Inc.[a,b]	17,562	$305,052
EMC Insurance Group Inc.	83,418	2,393,262
Employers Holdings Inc.	299,406	13,293,626
Enstar Group Ltd.[a]	105,884	21,256,213
FBL Financial Group Inc. Class A	94,356	6,571,895
Federated National Holding Co.	115,572	1,915,028
Genworth Financial Inc. Class Aa	4,735,124	14,726,236
Global Indemnity Ltd.[a,b]	79,971	3,360,381
Greenlight Capital Re Ltd. Class Aa	289,614	5,821,241
Hallmark Financial Services Inc.[a]	129,897	1,354,826
HCI Group Inc.	33,558	1,003,384
Heritage Insurance Holdings Inc.[b]	178,512	3,216,786
Horace Mann Educators Corp.	385,041	16,980,308
Independence Holding Co.	55,977	1,536,569
Infinity Property & Casualty Corp.	87,653	9,291,218
Investors Title Co.	3,262	647,018
James River Group Holdings Ltd.	227,845	9,116,078
Kemper Corp.	373,271	25,718,372
Kingstone Companies Inc.	89,025	1,673,670
Maiden Holdings Ltd.	519,130	3,426,258
MBIA Inc.[a,b]	840,050	6,149,166
National General Holdings Corp.	179,893	3,533,099
National Western Life Group Inc. Class A	21,561	7,137,122
Navigators Group Inc. (The)	194,355	9,465,089
NI Holdings Inc.[a,b]	98,322	1,669,508
RLI Corp.	60,720	3,683,275
Safety Insurance Group Inc.	137,888	11,086,195
Selective Insurance Group Inc.	540,321	31,716,843
State Auto Financial Corp.	152,402	4,437,946
Stewart Information Services Corp.	188,008	7,952,738
Third Point Reinsurance Ltd.[a,b]	431,321	6,318,853
United Fire Group Inc.	187,593	8,550,489
United Insurance Holdings Corp.	52,295	902,089

Security	Shares	Value
Universal Insurance Holdings Inc.	78,072	$2,135,269
WMIH Corp.[a,b]	1,842,382	1,564,367

		355,348,152
INTERNET & DIRECT MARKETING RETAIL — 0.19%
1-800-Flowers.com Inc. Class Aa,b	181,356	1,940,509
FTD Companies Inc.[a,b]	160,843	1,156,461
Gaia Inc.[a,b]	82,726	1,025,803
Lands’ End Inc.[a,b]	125,106	2,445,822
Liberty TripAdvisor Holdings Inc. Class Aa,b	687,005	6,475,022
Overstock.com Inc.[a,b]	79,500	5,080,050

		18,123,667
INTERNET SOFTWARE & SERVICES — 0.51%
Actua Corp.[a]	280,351	4,373,476
Bazaarvoice Inc.[a,b]	788,689	4,298,355
Blucora Inc.[a,b]	323,291	7,144,731
Cars.com Inc.[a,b]	678,005	19,553,664
ChannelAdvisor Corp.[a,b]	10,557	95,013
DHI Group Inc.[a]	457,705	869,639
Leaf Group Ltd.[a,b]	113,321	1,121,878
Limelight Networks Inc.[a]	412,539	1,819,297
Liquidity Services Inc.[a]	238,976	1,159,034
Meet Group Inc. (The)[a]	525,892	1,483,015
QuinStreet Inc.[a]	348,737	2,922,416
SendGrid Inc.[a]	19,558	468,805
TechTarget Inc.[a,b]	126,826	1,765,418
Tintri Inc.[a,b]	22,781	116,183
XO Group Inc.[a]	57,793	1,066,859

		48,257,783
IT SERVICES — 1.22%
Acxiom Corp.[a,b]	361,859	9,972,834
CACI International Inc. Class Aa	229,251	30,341,370
Convergys Corp.	884,979	20,797,006
CSG Systems International Inc.	56,502	2,475,918
EVERTEC Inc.	95,586	1,304,749
Information Services Group Inc.[a,b]	123,535	515,141
ManTech International Corp./VA Class A	242,601	12,176,144
MoneyGram International Inc.[a,b]	250,057	3,295,751
Perficient Inc.[a]	306,482	5,844,612

335

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
Presidio Inc.[a,b]	68,963	$1,322,021
ServiceSource International Inc.[a,b]	241,171	745,218
Sykes Enterprises Inc.[a,b]	335,393	10,548,110
Travelport Worldwide Ltd.	940,008	12,285,905
Unisys Corp.[a,b]	145,711	1,187,545
Virtusa Corp.[a]	71,506	3,151,984

		115,964,308
LEISURE PRODUCTS — 0.34%
Acushnet Holdings Corp.[b]	296,201	6,243,917
Callaway Golf Co.	880,732	12,268,597
Clarus Corp.[a,b]	201,558	1,582,230
Escalade Inc.	103,320	1,270,836
Johnson Outdoors Inc. Class A	45,599	2,831,242
Vista Outdoor Inc.[a,b]	534,232	7,783,760

		31,980,582
LIFE SCIENCES TOOLS & SERVICES — 0.08%
Accelerate Diagnostics Inc.[a,b]	13,892	363,970
Enzo Biochem Inc.[a,b]	23,577	192,153
Luminex Corp.[b]	209,334	4,123,880
Medpace Holdings Inc.[a]	64,008	2,320,930
NanoString Technologies Inc.[a,b]	117,940	881,012

		7,881,945
MACHINERY — 3.04%
Actuant Corp. Class Ab	274,066	6,933,870
Alamo Group Inc.	13,356	1,507,492
Albany International Corp. Class A	58,168	3,574,424
American Railcar Industries Inc.	69,070	2,876,075
Astec Industries Inc.[b]	99,509	5,821,276
Barnes Group Inc.	407,757	25,798,785
Blue Bird Corp.[a,b]	36,210	720,579
Briggs & Stratton Corp.	391,348	9,928,499
Chart Industries Inc.[a,b]	288,668	13,526,982
CIRCOR International Inc.	78,522	3,822,451
Columbus McKinnon Corp./NY	206,219	8,244,636
DMC Global Inc.	133,030	3,332,402
Eastern Co. (The)	52,784	1,380,302
ESCO Technologies Inc.	237,387	14,302,567
ExOne Co. (The)[a,b]	4,762	40,001
Federal Signal Corp.	424,902	8,536,281
Franklin Electric Co. Inc.	24,503	1,124,688
FreightCar America Inc.	115,750	1,977,010

Security	Shares	Value
Gencor Industries Inc.[a]	80,775	$1,336,826
Global Brass & Copper Holdings Inc.	18,281	605,101
Gorman-Rupp Co. (The)	167,689	5,233,574
Graham Corp.	88,311	1,848,349
Greenbrier Companies Inc. (The)	257,832	13,742,446
Hardinge Inc.	112,105	1,952,869
Hurco Companies Inc.	58,980	2,488,956
Hyster-Yale Materials Handling Inc.	16,311	1,389,045
LB Foster Co. Class Aa	81,203	2,204,661
Manitowoc Co. Inc. (The)[a,b]	299,027	11,763,722
Meritor Inc.[a,b]	788,809	18,505,459
Milacron Holdings Corp.[a]	65,386	1,251,488
Miller Industries Inc./TN	98,943	2,552,729
Mueller Water Products Inc. Class A	561,076	7,030,282
Navistar International Corp.[a,b]	441,185	18,918,013
Park-Ohio Holdings Corp.	84,141	3,866,279
Rexnord Corp.[a]	976,423	25,406,526
Spartan Motors Inc.	132,164	2,081,583
SPX FLOW Inc.[a]	289,886	13,784,079
Standex International Corp.	23,831	2,427,187
Tennant Co.	7,521	546,401
Titan International Inc.	470,654	6,062,024
TriMas Corp.[a,b]	426,522	11,409,463
Twin Disc Inc.[a]	80,129	2,129,028
Wabash National Corp.[b]	400,025	8,680,542
Watts Water Technologies Inc. Class A	108,524	8,242,398

		288,907,350
MARINE — 0.19%
Costamare Inc.	468,410	2,702,726
Eagle Bulk Shipping Inc.[a]	345,026	1,545,717
Genco Shipping & Trading Ltd.[a]	71,992	958,933
Matson Inc.	210,632	6,285,259
Navios Maritime Holdings Inc.[a]	837,842	1,005,410
Safe Bulkers Inc.[a,b]	458,243	1,480,125
Scorpio Bulkers Inc.	548,210	4,056,754

		18,034,924

336

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
MEDIA — 1.48%
AMC Entertainment Holdings Inc. Class Ab	501,956	$7,579,536
Beasley Broadcast Group Inc. Class A	48,894	655,180
Central European Media Enterprises Ltd. Class Aa,b	781,760	3,635,184
Clear Channel Outdoor Holdings Inc. Class A	343,268	1,579,033
Daily Journal Corp.[a,b]	10,479	2,412,475
Emerald Expositions Events Inc.[b]	158,065	3,215,042
Entercom Communications Corp. Class A	266,155	2,874,474
Eros International PLC[a,b]	116,947	1,128,539
EW Scripps Co. (The) Class Aa,b	546,123	8,535,902
Gannett Co. Inc.	1,058,831	12,271,851
Global Eagle Entertainment Inc.[a,b]	437,536	1,001,957
Gray Television Inc.[a,b]	216,596	3,627,983
Hemisphere Media Group Inc.[a,b]	137,583	1,589,084
MDC Partners Inc. Class Aa	360,786	3,517,664
Meredith Corp.	372,692	24,616,307
MSG Networks Inc. Class Aa,b	564,337	11,427,824
National CineMedia Inc.	585,494	4,016,489
New Media Investment Group Inc.	481,624	8,081,651
New York Times Co. (The) Class A	222,387	4,114,159
Reading International Inc. Class Aa,b	118,456	1,978,215
Saga Communications Inc. Class A	37,492	1,516,551
Salem Media Group Inc. Class A	120,766	543,447
Scholastic Corp.	267,826	10,742,501
Time Inc.	937,765	17,301,764
Townsquare Media Inc. Class Aa,b	88,980	683,366
tronc Inc.[a]	66,788	1,174,801
WideOpenWest Inc.[a]	139,223	1,471,587

		141,292,566

Security	Shares	Value
METALS & MINING — 2.27%
AK Steel Holding Corp.[a,b]	2,959,543	$16,751,013
Allegheny Technologies Inc.[a,b]	1,177,369	28,421,688
Ampco-Pittsburgh Corp.	82,176	1,018,982
Carpenter Technology Corp.	434,370	22,148,526
Century Aluminum Co.[a]	437,938	8,601,102
Cleveland-Cliffs Inc.[a,b]	2,796,099	20,159,874
Coeur Mining Inc.[a,b]	1,446,168	10,846,260
Commercial Metals Co.	1,084,068	23,112,330
Compass Minerals International Inc.	25,924	1,873,009
Ferroglobe PLC[a]	543,825	5
Gerber Scientific Inc. Escrow[a,c]	173,399	1,734
Gold Resource Corp.	497,220	2,187,768
Haynes International Inc.	113,452	3,636,137
Hecla Mining Co.[b]	3,676,283	14,594,844
Kaiser Aluminum Corp.	154,137	16,469,538
Klondex Mines Ltd.[a,b]	1,160,563	3,029,069
Materion Corp.	185,511	9,015,835
Olympic Steel Inc.	86,154	1,851,450
Ramaco Resources Inc.[a,b]	52,309	359,886
Ryerson Holding Corp.[a,b]	153,738	1,598,875
Schnitzer Steel Industries Inc. Class A	247,734	8,299,089
SunCoke Energy Inc.[a]	601,892	7,216,685
TimkenSteel Corp.[a]	368,910	5,603,743
Warrior Met Coal Inc.[b]	310,104	7,799,116
Worthington Industries Inc.	34,482	1,519,277

		216,115,835
MORTGAGE REAL ESTATE INVESTMENT — 1.79%
AG Mortgage Investment Trust Inc.[b]	265,261	5,042,612
Anworth Mortgage Asset Corp.[b]	906,648	4,932,165
Apollo Commercial Real Estate Finance Inc.[b]	1,007,856	18,594,943
Ares Commercial Real Estate Corp.	259,091	3,342,274
ARMOUR Residential REIT Inc.[b]	379,684	9,765,472
Capstead Mortgage Corp.	886,837	7,671,140
Cherry Hill Mortgage Investment Corp.	115,085	2,070,379
CYS Investments Inc.[b]	1,438,471	11,550,922

337

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
Dynex Capital Inc.	450,520	$3,158,145
Ellington Residential Mortgage REIT	88,413	1,064,493
Granite Point Mortgage Trust Inc.	406,044	7,203,221
Great Ajax Corp.	147,023	2,031,858
Hannon Armstrong Sustainable Infrastructure Capital Inc.[b]	472,591	11,370,539
Invesco Mortgage Capital Inc.	1,059,143	18,884,520
KKR Real Estate Finance Trust Inc.	99,290	1,986,793
Ladder Capital Corp.[b]	727,702	9,918,578
MTGE Investment Corp.	436,653	8,078,081
New York Mortgage Trust Inc.[b]	1,057,015	6,521,783
Orchid Island Capital Inc.[b]	415,108	3,852,202
Owens Realty Mortgage Inc.[b]	93,942	1,504,011
PennyMac Mortgage Investment Trust[b,d]	610,787	9,815,347
Redwood Trust Inc.[b]	727,950	10,788,219
Resource Capital Corp.[b]	285,021	2,670,647
Sutherland Asset Management Corp.	166,343	2,520,096
TPG RE Finance Trust Inc.	110,896	2,112,569
Western Asset Mortgage Capital Corp.[b]	384,847	3,829,228

		170,280,237
MULTI-UTILITIES — 0.99%
Avista Corp.	603,421	31,070,147
Black Hills Corp.	502,208	30,187,723
NorthWestern Corp.	454,162	27,113,472
Unitil Corp.	127,529	5,817,873

		94,189,215
MULTILINE RETAIL — 0.20%
Dillard’s Inc. Class Ab	131,022	7,867,871
Fred’s Inc. Class Ab	282,983	1,146,081
JC Penney Co. Inc.[a,b]	2,928,727	9,254,777
Sears Holdings Corp.[a,b]	89,360	319,909

		18,588,638
OIL, GAS & CONSUMABLE FUELS — 4.08%
Abraxas Petroleum Corp.[a]	128,576	316,297
Adams Resources & Energy Inc.	21,236	923,766
Approach Resources Inc.[a,b]	395,953	1,172,021

Security	Shares	Value
Arch Coal Inc. Class A	180,028	$16,771,408
Ardmore Shipping Corp.[a]	123,839	990,712
Bill Barrett Corp.[a,b]	706,757	3,625,663
Bonanza Creek Energy Inc.[a]	175,771	4,849,522
California Resources Corp.[a,b]	398,502	7,746,879
Callon Petroleum Co.[a,b]	1,898,446	23,066,119
Clean Energy Fuels Corp.[a,b]	1,282,141	2,602,746
Cloud Peak Energy Inc.[a,b]	704,217	3,133,766
Contango Oil & Gas Co.[a,b]	215,112	1,013,178
CVR Energy Inc.	142,712	5,314,595
Delek U.S. Holdings Inc.[b]	733,554	25,630,377
Denbury Resources Inc.[a]	3,709,277	8,197,502
DHT Holdings Inc.	793,570	2,848,916
Dorian LPG Ltd.[a,b]	212,358	1,745,583
Earthstone Energy Inc. Class Aa	219,040	2,328,395
Eclipse Resources Corp.[a,b]	850,400	2,040,960
Energy XXI Gulf Coast Inc.[a,b]	233,262	1,338,924
EP Energy Corp. Class Aa,b	360,707	851,269
Frontline Ltd./Bermuda[b]	714,844	3,281,134
GasLog Ltd.	388,630	8,647,017
Gastar Exploration Inc.[a,b]	835,826	877,617
Gener8 Maritime Inc.[a,b]	448,647	2,970,043
Golar LNG Ltd.[b]	898,759	26,792,006
Green Plains Inc.	373,838	6,299,170
Halcon Resources Corp.[a]	1,208,405	9,147,626
Hallador Energy Co.	153,946	937,531
International Seaways Inc.[a]	271,780	5,017,059
Jones Energy Inc. Class Aa,b	427,278	470,006
Midstates Petroleum Co. Inc.[a]	105,715	1,752,755
NACCO Industries Inc. Class A	37,974	1,429,721
Navios Maritime Acquisition Corp.	828,618	919,766
Nordic American Tankers Ltd.[b]	944,647	2,323,832
Oasis Petroleum Inc.[a]	2,500,223	21,026,875
Overseas Shipholding Group Inc. Series Aa	433,135	1,186,790
Pacific Ethanol Inc.[a,b]	414,673	1,886,762
Panhandle Oil and Gas Inc. Class A	64,835	1,332,359
Par Pacific Holdings Inc.[a,b]	184,420	3,555,618
PDC Energy Inc.[a,b]	620,492	31,980,158
Peabody Energy Corp.[a]	625,257	24,616,368
Penn Virginia Corp.[a]	12,006	469,555
PetroCorp Inc. Escrow[a,c]	19,086	—

338

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
Renewable Energy Group Inc.[a,b]	365,298	$4,310,516
Resolute Energy Corp.[a,b]	193,122	6,077,549
REX American Resources Corp.[a,b]	55,323	4,580,191
Ring Energy Inc.[a,b]	30,757	427,522
Rosehill Resources Inc.[a]	21,740	170,876
SandRidge Energy Inc.[a,b]	325,599	6,860,371
Scorpio Tankers Inc.	2,250,481	6,863,967
SemGroup Corp. Class A	625,399	18,887,050
Ship Finance International Ltd.	552,829	8,568,850
SilverBow Resources Inc.[a]	53,513	1,590,406
SRC Energy Inc.[a]	1,963,409	16,747,879
Stone Energy Corp.[a]	184,494	5,933,327
Teekay Corp.[b]	506,451	4,720,123
Teekay Tankers Ltd. Class A	1,919,975	2,687,965
Ultra Petroleum Corp.[a]	1,672,361	15,151,591
Uranium Energy Corp.[a,b]	42,114	74,542
W&T Offshore Inc.[a]	846,469	2,801,812
Westmoreland Coal Co.[a,b]	115,518	139,777
WildHorse Resource Development Corp.[a,b]	455,871	8,392,585

		388,415,265
PAPER & FOREST PRODUCTS — 0.51%
Boise Cascade Co.	293,645	11,716,435
Clearwater Paper Corp.[a]	153,903	6,987,196
Louisiana-Pacific Corp.[a]	88,272	2,318,023
Neenah Paper Inc.	27,957	2,534,302
PH Glatfelter Co.	413,918	8,874,402
Schweitzer-Mauduit International Inc.	232,688	10,554,728
Verso Corp. Class Aa	300,866	5,286,216

		48,271,302
PERSONAL PRODUCTS — 0.07%
Inter Parfums Inc.	85,309	3,706,676
Nature’s Sunshine Products Inc.	101,927	1,177,257
Revlon Inc. Class Aa,b	78,167	1,704,040

		6,587,973
PHARMACEUTICALS — 0.68%
Akcea Therapeutics Inc.[a,b]	35,927	623,693
Aratana Therapeutics Inc.[a,b]	26,558	139,695
Clearside Biomedical Inc.[a,b]	81,267	568,869
Collegium Pharmaceutical Inc.[a,b]	221,569	4,090,164

Security	Shares	Value
Dermira Inc.[a,b]	61,059	$1,698,051
Dova Pharmaceuticals Inc.[a,b]	12,262	353,145
Horizon Pharma PLC[a]	1,530,645	22,347,417
Impax Laboratories Inc.[a,b]	687,416	11,445,476
Intra-Cellular Therapies Inc.[a,b]	398,843	5,775,247
Kala Pharmaceuticals Inc.[a,b]	19,558	361,627
Lannett Co. Inc.[a,b]	266,039	6,172,105
Medicines Co. (The)[a,b]	46,542	1,272,458
Melinta Therapeutics Inc.[a]	80,949	1,278,994
MyoKardia Inc.[a,b]	16,290	685,809
Neos Therapeutics Inc.[a]	12,988	132,478
Optinose Inc.[a,b]	12,417	234,681
Phibro Animal Health Corp. Series A	11,448	383,508
Sienna Biopharmaceuticals Inc.[a]	12,052	218,744
Sucampo Pharmaceuticals Inc. Class Aa,b	37,594	674,812
Tetraphase Pharmaceuticals Inc.[a,b]	473,136	2,980,757
Zogenix Inc.[a,b]	79,834	3,197,352

		64,635,082
PROFESSIONAL SERVICES — 1.16%
Acacia Research Corp.[a,b]	356,709	1,444,671
CBIZ Inc.[a]	476,193	7,357,182
Cogint Inc.[a,b]	192,181	845,596
CRA International Inc.	74,363	3,342,617
Franklin Covey Co.[a,b]	16,790	348,393
FTI Consulting Inc.[a]	356,398	15,310,858
GP Strategies Corp.[a]	12,332	286,102
Heidrick & Struggles International Inc.	171,109	4,200,726
Hill International Inc.[a,b]	36,872	200,952
Huron Consulting Group Inc.[a,b]	205,614	8,317,086
ICF International Inc.[a]	167,999	8,819,948
Kelly Services Inc. Class A	289,722	7,900,719
Korn/Ferry International	495,203	20,491,500
Mistras Group Inc.[a,b]	147,863	3,470,345
Navigant Consulting Inc.[a]	431,709	8,379,472
Resources Connection Inc.	273,710	4,228,820
RPX Corp.	425,210	5,714,822
TrueBlue Inc.[a]	362,173	9,959,757

		110,619,566

339

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.40%
Consolidated-Tomoka Land Co.[b]	4,086	$259,461
Forestar Group Inc.[a]	103,735	2,282,170
FRP Holdings Inc.[a,b]	63,042	2,789,609
Griffin Industrial Realty Inc.	9,778	358,853
Kennedy-Wilson Holdings Inc.	539,207	9,355,241
RE/MAX Holdings Inc. Class A	167,765	8,136,602
Redfin Corp.[a,b]	69,481	2,176,145
St. Joe Co. (The)[a,b]	412,759	7,450,300
Stratus Properties Inc.[b]	56,520	1,678,644
Tejon Ranch Co.[a,b]	168,366	3,495,278
Transcontinental Realty Investors Inc.[a]	16,882	528,744

		38,511,047
ROAD & RAIL — 0.68%
ArcBest Corp.	211,944	7,576,998
Covenant Transportation Group Inc. Class Aa	111,158	3,193,569
Daseke Inc.[a,b]	15,422	220,380
Heartland Express Inc.[b]	18,292	426,935
Hertz Global Holdings Inc.[a,b]	516,685	11,418,739
Marten Transport Ltd.	364,608	7,401,543
Roadrunner Transportation Systems Inc.[a]	291,558	2,247,912
Saia Inc.[a]	135,591	9,593,063
Schneider National Inc. Class Bb	23,776	679,043
Universal Logistics Holdings Inc.	26,844	637,545
Werner Enterprises Inc.	449,038	17,355,319
YRC Worldwide Inc.[a,b]	243,148	3,496,468

		64,247,514
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.23%
Alpha & Omega Semiconductor Ltd.[a,b]	168,913	2,763,417
Ambarella Inc.[a,b]	175,829	10,329,954
Amkor Technology Inc.[a,b]	915,631	9,202,092
Aquantia Corp.[a]	26,429	299,441
AXT Inc.[a,b]	358,312	3,117,314
Cohu Inc.	216,925	4,761,504
Cree Inc.[a,b]	915,409	33,998,290
CyberOptics Corp.[a,b]	28,090	421,350

Security	Shares	Value
Diodes Inc.[a]	269,320	$7,721,404
DSP Group Inc.[a,b]	207,482	2,593,525
GSI Technology Inc.[a,b]	134,618	1,071,559
IXYS Corp.[a]	244,538	5,856,685
Kopin Corp.[a,b]	53,559	171,389
Nanometrics Inc.[a]	36,737	915,486
NeoPhotonics Corp.[a,b]	303,113	1,994,484
NVE Corp.	2,309	198,574
PDF Solutions Inc.[a,b]	11,724	184,067
Photronics Inc.[a]	620,563	5,290,300
Rambus Inc.[a,b]	742,024	10,551,581
Rudolph Technologies Inc.[a]	26,549	634,521
Sigma Designs Inc.[a]	341,566	2,373,884
SMART Global Holdings Inc.[a]	24,485	825,144
SunPower Corp.[a,b]	556,721	4,693,158
Veeco Instruments Inc.[a,b]	440,865	6,546,845
Xcerra Corp.[a]	65,480	641,049

		117,157,017
SOFTWARE — 0.82%
Agilysys Inc.[a]	149,789	1,839,409
American Software Inc./GA Class A	107,803	1,253,749
Bottomline Technologies de Inc.[a]	42,041	1,457,982
Digimarc Corp.[a,b]	4,111	148,613
ForeScout Technologies Inc.[a]	12,593	401,591
Glu Mobile Inc.[a]	931,766	3,391,628
MicroStrategy Inc. Class Aa	38,945	5,113,478
Monotype Imaging Holdings Inc.	200,163	4,823,928
Park City Group Inc.[a,b]	4,518	43,147
Progress Software Corp.	70,864	3,016,680
QAD Inc. Class A	32,707	1,270,667
RealNetworks Inc.[a,b]	247,392	846,081
Rosetta Stone Inc.[a,b]	130,067	1,621,935
Rubicon Project Inc. (The)[a]	415,182	776,390
SecureWorks Corp. Class Aa,b	72,370	641,922
Silver Spring Networks Inc.[a]	305,673	4,964,130
Synchronoss Technologies Inc.[a,b]	408,436	3,651,418
Telenav Inc.[a]	141,353	777,441
TiVo Corp.	1,120,680	17,482,608
VASCO Data Security International Inc.[a]	256,293	3,562,473

340

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
Verint Systems Inc.[a]	496,648	$20,784,719

		77,869,989
SPECIALTY RETAIL — 2.61%
Aaron’s Inc.	593,481	23,650,218
Abercrombie & Fitch Co. Class A	640,107	11,157,065
America’s Car-Mart Inc./TXa,b	44,296	1,977,816
American Eagle Outfitters Inc.	1,522,870	28,629,956
Ascena Retail Group Inc.[a,b]	1,619,710	3,806,318
At Home Group Inc.[a]	10,388	315,691
Barnes & Noble Education Inc.[a]	358,354	2,952,837
Barnes & Noble Inc.	563,555	3,775,819
Big 5 Sporting Goods Corp.[b]	193,237	1,468,601
Boot Barn Holdings Inc.[a,b]	117,686	1,954,764
Buckle Inc. (The)	270,269	6,418,889
Build-A-Bear Workshop Inc.[a,b]	125,255	1,152,346
Caleres Inc.	393,827	13,185,328
Carvana Co.[a,b]	122,213	2,336,713
Cato Corp. (The) Class A	214,976	3,422,418
Chico’s FAS Inc.	1,207,443	10,649,647
Citi Trends Inc.	125,396	3,317,978
Conn’s Inc.[a,b]	174,551	6,205,288
Container Store Group Inc. (The)[a]	155,921	739,066
DSW Inc. Class A	614,631	13,159,250
Express Inc.[a,b]	727,862	7,387,799
Finish Line Inc. (The) Class A	344,630	5,007,474
Genesco Inc.[a,b]	182,253	5,923,222
GNC Holdings Inc. Class Ab	642,313	2,370,135
Group 1 Automotive Inc.	186,504	13,236,189
Guess? Inc.	560,789	9,466,118
Haverty Furniture Companies Inc.	173,949	3,939,945
Hibbett Sports Inc.[a,b]	193,944	3,956,458
Kirkland’s Inc.[a,b]	142,431	1,704,187
MarineMax Inc.[a,b]	88,225	1,667,453
National Vision Holdings Inc.[a]	121,154	4,920,064
Office Depot Inc.	4,795,550	16,976,247
Party City Holdco Inc.[a,b]	244,142	3,405,781
Pier 1 Imports Inc.	765,919	3,170,905
Rent-A-Center Inc./TXb	400,239	4,442,653
Shoe Carnival Inc.	108,344	2,898,202
Sonic Automotive Inc. Class A	237,581	4,383,369

Security	Shares	Value
Tailored Brands Inc.	316,519	$6,909,610
Tilly’s Inc. Class A	121,228	1,789,325
Vitamin Shoppe Inc.[a,b]	203,459	895,220
Zumiez Inc.[a,b]	172,239	3,586,877

		248,313,241
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.23%
Avid Technology Inc.[a,b]	100,371	541,000
Cray Inc.[a,b]	376,179	9,103,532
Eastman Kodak Co.[a,b]	34,011	105,434
Quantum Corp.[a]	212,360	1,195,587
Stratasys Ltd.[a,b]	239,366	4,777,745
Super Micro Computer Inc.[a,b]	289,138	6,050,212

		21,773,510
TEXTILES, APPAREL & LUXURY GOODS — 0.85%
Columbia Sportswear Co.	177,035	12,725,276
Crocs Inc.[a,b]	187,715	2,372,718
Deckers Outdoor Corp.[a,b]	278,461	22,346,495
Delta Apparel Inc.[a,b]	63,790	1,288,558
Fossil Group Inc.[a,b]	423,605	3,291,411
G-III Apparel Group Ltd.[a,b]	406,495	14,995,600
Iconix Brand Group Inc.[a,b]	475,072	612,843
Movado Group Inc.	142,704	4,595,069
Oxford Industries Inc.	93,987	7,066,882
Perry Ellis International Inc.[a,b]	123,126	3,083,075
Sequential Brands Group Inc.[a,b]	373,488	664,809
Unifi Inc.[a]	143,838	5,159,469
Vera Bradley Inc.[a,b]	187,162	2,279,633

		80,481,838
THRIFTS & MORTGAGE FINANCE — 3.83%
Bank Mutual Corp.	401,851	4,279,713
BankFinancial Corp.	129,844	1,991,807
Bear State Financial Inc.	174,388	1,783,989
Beneficial Bancorp. Inc.	650,815	10,705,907
BofI Holding Inc.[a,b]	328,424	9,819,878
BSB Bancorp. Inc./MAa	58,784	1,719,432
Capitol Federal Financial Inc.	1,193,971	16,011,151
Charter Financial Corp./MD	92,234	1,617,784
Clifton Bancorp. Inc.	182,048	3,113,021
Dime Community Bancshares Inc.	292,936	6,137,009
Entegra Financial Corp.[a,b]	60,282	1,763,249
ESSA Bancorp. Inc.	85,897	1,346,006

341

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
Federal Agricultural Mortgage Corp. Class C	83,774	$6,554,478
First Defiance Financial Corp.	94,593	4,915,998
Flagstar Bancorp. Inc.[a,b]	201,868	7,553,901
Greene County Bancorp. Inc.	6,910	225,266
Hingham Institution for Savings	6,415	1,327,905
Home Bancorp. Inc.	54,879	2,371,870
HomeStreet Inc.[a]	253,979	7,352,692
Impac Mortgage Holdings Inc.[a,b]	90,319	917,641
Kearny Financial Corp./MD	737,349	10,654,693
Malvern Bancorp. Inc.[a,b]	61,642	1,615,020
Merchants Bancorp/IN	60,867	1,197,863
Meridian Bancorp. Inc.	372,374	7,670,904
Meta Financial Group Inc.	76,206	7,060,486
MGIC Investment Corp.[a]	3,474,642	49,027,199
Nationstar Mortgage Holdings Inc.[a,b]	278,422	5,150,807
NMI Holdings Inc. Class Aa	454,029	7,718,493
Northfield Bancorp. Inc.	362,827	6,197,085
Northwest Bancshares Inc.	879,207	14,709,133
OceanFirst Financial Corp.	290,680	7,630,350
Oconee Federal Financial Corp.[b]	12,403	355,966
Ocwen Financial Corp.[a,b]	963,727	3,016,466
Oritani Financial Corp.	363,113	5,955,053
PCSB Financial Corp.[a]	171,441	3,265,951
PennyMac Financial Services Inc. Class Aa,b,d	93,191	2,082,819
PHH Corp.[a]	303,395	3,124,968
Provident Bancorp. Inc.[a,b]	39,018	1,032,026
Provident Financial Holdings Inc.	56,165	1,033,436
Provident Financial Services Inc.	575,003	15,507,831
Prudential Bancorp. Inc.	78,875	1,388,200
Radian Group Inc.	2,033,887	41,918,411
Riverview Bancorp. Inc.	199,033	1,725,616
SI Financial Group Inc.	108,384	1,593,245
Southern Missouri Bancorp. Inc.	61,680	2,318,551
Territorial Bancorp. Inc.	70,057	2,162,660
Timberland Bancorp. Inc./WA	59,414	1,577,442
TrustCo Bank Corp. NY	854,961	7,865,641
United Community Financial Corp./OH	459,107	4,191,647

Security	Shares	Value
United Financial Bancorp. Inc.	472,705	$8,338,516
Walker & Dunlop Inc.[a,b]	37,389	1,775,978
Washington Federal Inc.	815,386	27,926,970
Waterstone Financial Inc.	223,610	3,812,550
Western New England Bancorp Inc.	237,956	2,593,720
WSFS Financial Corp.	205,236	9,820,543

		364,524,936
TOBACCO — 0.25%
Universal Corp./VA	231,869	12,173,122
Vector Group Ltd.	497,849	11,141,861

		23,314,983
TRADING COMPANIES & DISTRIBUTORS — 1.50%
Aircastle Ltd.	444,162	10,388,949
Beacon Roofing Supply Inc.[a]	158,882	10,130,316
BMC Stock Holdings Inc.[a,b]	579,361	14,657,833
CAI International Inc.[a,b]	78,986	2,236,884
DXP Enterprises Inc./TXa	34,798	1,028,977
Foundation Building Materials Inc.[a,b]	94,998	1,405,020
GATX Corp.	356,676	22,170,980
Huttig Building Products Inc.[a]	56,925	378,551
Kaman Corp.	235,123	13,834,637
Lawson Products Inc./DEa	16,273	402,757
MRC Global Inc.[a,b]	835,196	14,131,516
Nexeo Solutions Inc.[a,b]	250,397	2,278,613
NOW Inc.[a,b]	995,368	10,978,909
Rush Enterprises Inc. Class Aa	148,299	7,535,072
Rush Enterprises Inc. Class Ba	24,770	1,194,162
Textainer Group Holdings Ltd.[a]	257,154	5,528,811
Titan Machinery Inc.[a,b]	172,694	3,655,932
Triton International Ltd.	442,737	16,580,501
Veritiv Corp.[a,b]	109,254	3,157,441
Willis Lease Finance Corp.[a]	32,346	807,680

		142,483,541
WATER UTILITIES — 0.46%
American States Water Co.	104,597	6,057,212
AquaVenture Holdings Ltd.[a]	108,096	1,677,650
Artesian Resources Corp. Class A	75,845	2,924,583
Cadiz Inc.[a,b]	199,654	2,845,069
California Water Service Group	171,802	7,791,221
Connecticut Water Service Inc.	109,163	6,267,048

342

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Security	Shares	Value
Consolidated Water Co. Ltd.	140,000	$1,764,000
Evoqua Water Technologies Corp.[a]	134,050	3,178,325
Middlesex Water Co.	22,367	892,667
SJW Group	152,696	9,746,586
York Water Co. (The)	13,593	460,803

		43,605,164
WIRELESS TELECOMMUNICATION SERVICES — 0.03%
Spok Holdings Inc.	182,851	2,861,618

		2,861,618

TOTAL COMMON STOCKS
(Cost: $8,809,010,939)		9,474,692,082

SHORT-TERM INVESTMENTS — 10.43%

MONEY MARKET FUNDS — 10.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[d,e,f]	975,734,819	975,832,392

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[d,e]	16,280,798	$16,280,798

		992,113,190

TOTAL SHORT-TERM INVESTMENTS (Cost: $992,071,442)		992,113,190

TOTAL INVESTMENTS IN SECURITIES — 109.99%
(Cost: $9,801,082,381)		10,466,805,272
Other Assets, Less Liabilities — (9.99)%		(950,363,107)

NET ASSETS — 100.00%		$9,516,442,165

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	863,378,056	112,356,763	[a]	—	975,734,819	$975,832,392	$—	[b]	$(42,030)	$(231,637)
BlackRock Cash Funds: Treasury, SL Agency Shares	14,942,334	1,338,464	[a]	—	16,280,798	16,280,798	108,927		—	—
PennyMac Financial Services Inc. Class A	93,191	—		—	93,191	2,082,819	—		—	493,912
PennyMac Mortgage Investment Trust	610,001	89,808		(89,022)	610,787	9,815,347	1,134,073		(269,449)	(743,273)

						$1,004,011,356	$1,243,000		$(311,479)	$(480,998)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

343

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2017

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Russell 2000 E-mini	488	Mar 2018	$37,491	$77,062

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,474,690,343	$5	$1,734	$9,474,692,082
Money Market Funds	992,113,190	—	—	992,113,190

Total	$10,466,803,533	$5	$1,734	$10,466,805,272

Derivative financial instruments[a]
Assets
Futures Contracts	$77,062	$—	$—	$77,062

Total	$77,062	$—	$—	$77,062

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

344

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2500 ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 56.09%

AEROSPACE & DEFENSE — 1.09%
BWX Technologies Inc.	86	$5,202
HEICO Corp.	23	2,170
HEICO Corp. Class A	44	3,478
Hexcel Corp.	82	5,072
Huntington Ingalls Industries Inc.	41	9,664
Orbital ATK Inc.	53	6,969
Spirit AeroSystems Holdings Inc. Class A	105	9,161
Teledyne Technologies Inc.[a]	32	5,797

		47,513
AIR FREIGHT & LOGISTICS — 0.22%
XPO Logistics Inc.[a]	106	9,709

		9,709
AIRLINES — 0.49%
Alaska Air Group Inc.	109	8,013
Copa Holdings SA Class A	29	3,888
JetBlue Airways Corp.[a]	292	6,523
Spirit Airlines Inc.[a,b]	64	2,870

		21,294
AUTO COMPONENTS — 0.78%
Adient PLC	86	6,768
Gentex Corp.	259	5,426
Goodyear Tire & Rubber Co. (The)	224	7,238
Lear Corp.	62	10,953
Visteon Corp.[a]	28	3,504

		33,889
AUTOMOBILES — 0.16%
Thor Industries Inc.	45	6,782

		6,782
BANKS — 2.67%
Associated Banc-Corp.	136	3,454
Bank of Hawaii Corp.	39	3,342
Bank of the Ozarks Inc.	110	5,330
BankUnited Inc.	96	3,909
BOK Financial Corp.	24	2,216
Commerce Bancshares Inc./MO	86	4,802
Cullen/Frost Bankers Inc.	52	4,922
East West Bancorp. Inc.	131	7,969
F.N.B. Corp.	294	4,063
First Hawaiian Inc.	50	1,459
First Horizon National Corp.	264	5,277

Security	Shares	Value
PacWest Bancorp.	118	$5,947
People’s United Financial Inc.	313	5,853
Pinnacle Financial Partners Inc.	66	4,376
Popular Inc.	92	3,265
Prosperity Bancshares Inc.	61	4,274
Signature Bank/New York NYa	50	6,863
SVB Financial Group[a]	48	11,221
Synovus Financial Corp.	110	5,273
TCF Financial Corp.	147	3,014
Webster Financial Corp.	84	4,718
Western Alliance Bancorp.[a]	89	5,039
Zions BanCorp.	182	9,251

		115,837
BIOTECHNOLOGY — 1.53%
ACADIA Pharmaceuticals Inc.[a]	88	2,650
Agios Pharmaceuticals Inc.[a]	38	2,172
Alkermes PLC[a]	139	7,607
Alnylam Pharmaceuticals Inc.[a]	77	9,783
Bioverativ Inc.[a]	99	5,338
Exelixis Inc.[a]	264	8,026
Intercept Pharmaceuticals Inc.[a]	16	935
Intrexon Corp.[a]	63	726
Ionis Pharmaceuticals Inc.[a]	112	5,634
Juno Therapeutics Inc.[a]	62	2,834
Neurocrine Biosciences Inc.[a]	80	6,207
OPKO Health Inc.[a,b]	307	1,504
Seattle Genetics Inc.[a]	87	4,654
TESARO Inc.[a]	34	2,818
United Therapeutics Corp.[a]	39	5,770

		66,658
BUILDING PRODUCTS — 1.07%
Allegion PLC	87	6,922
AO Smith Corp.	131	8,028
Armstrong World Industries Inc.[a]	41	2,482
Fortune Brands Home & Security Inc.	140	9,581
Lennox International Inc.	35	7,289
Owens Corning	101	9,286
USG Corp.[a,b]	80	3,085

		46,673
CAPITAL MARKETS — 1.92%
BGC Partners Inc. Class A	209	3,158
Cboe Global Markets Inc.	101	12,584
E*TRADE Financial Corp.[a]	246	12,194

345

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2500 ETF

December 31, 2017

Security	Shares	Value
Eaton Vance Corp. NVS	101	$5,695
FactSet Research Systems Inc.	35	6,747
Federated Investors Inc. Class B NVS	46	1,660
Lazard Ltd. Class A	109	5,723
Legg Mason Inc.	78	3,274
LPL Financial Holdings Inc.	81	4,628
MarketAxess Holdings Inc.	34	6,860
Morningstar Inc.	18	1,745
MSCI Inc.	82	10,376
SEI Investments Co.	122	8,767

		83,411
CHEMICALS — 1.62%
Ashland Global Holdings Inc.	57	4,058
Axalta Coating Systems Ltd.[a]	194	6,278
Cabot Corp.	56	3,449
CF Industries Holdings Inc.	212	9,018
Chemours Co. (The)	168	8,410
Huntsman Corp.	184	6,125
NewMarket Corp.	7	2,782
Olin Corp.	150	5,337
Platform Specialty Products Corp.[a]	204	2,024
RPM International Inc.	119	6,238
Scotts Miracle-Gro Co. (The) Class A	40	4,280
Valvoline Inc.	188	4,711
Westlake Chemical Corp.	33	3,516
WR Grace & Co.	62	4,348

		70,574
COMMERCIAL SERVICES & SUPPLIES — 0.52%
Clean Harbors Inc.[a]	48	2,602
Copart Inc.[a]	182	7,860
KAR Auction Services Inc.	125	6,314
Pitney Bowes Inc.	172	1,923
Rollins Inc.	87	4,048

		22,747
COMMUNICATIONS EQUIPMENT — 0.57%
Arista Networks Inc.[a]	48	11,308
ARRIS International PLC[a]	162	4,162
CommScope Holding Co. Inc.[a]	174	6,582
EchoStar Corp. Class Aa	44	2,636

		24,688
CONSTRUCTION & ENGINEERING — 0.64%
AECOM[a]	142	5,275
Fluor Corp.	128	6,611

Security	Shares	Value
Jacobs Engineering Group Inc.	109	$7,190
Quanta Services Inc.[a]	136	5,319
Valmont Industries Inc.	21	3,483

		27,878
CONSTRUCTION MATERIALS — 0.11%
Eagle Materials Inc.	44	4,985

		4,985
CONSUMER FINANCE — 0.34%
Credit Acceptance Corp.[a]	10	3,235
Navient Corp.	237	3,157
OneMain Holdings Inc.[a]	53	1,377
Santander Consumer USA Holdings Inc.	137	2,551
SLM Corp.[a]	394	4,452

		14,772
CONTAINERS & PACKAGING — 1.49%
AptarGroup Inc.	56	4,832
Ardagh Group SA	17	359
Avery Dennison Corp.	81	9,304
Bemis Co. Inc.	82	3,919
Berry Global Group Inc.[a]	118	6,923
Crown Holdings Inc.[a]	120	6,750
Graphic Packaging Holding Co.	283	4,372
Owens-Illinois Inc.[a]	147	3,259
Packaging Corp. of America	86	10,367
Sealed Air Corp.	164	8,085
Silgan Holdings Inc.	68	1,999
Sonoco Products Co.	89	4,729

		64,898
DISTRIBUTORS — 0.11%
Pool Corp.	36	4,667

		4,667
DIVERSIFIED CONSUMER SERVICES — 0.56%
Bright Horizons Family Solutions Inc.[a]	49	4,606
Graham Holdings Co. Class B	4	2,234
H&R Block Inc.	188	4,929
Service Corp. International/U.S.	166	6,195
ServiceMaster Global Holdings Inc.[a]	122	6,255

		24,219
DIVERSIFIED FINANCIAL SERVICES — 0.19%
Voya Financial Inc.	163	8,064

		8,064
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.14%
Zayo Group Holdings Inc.[a]	170	6,256

		6,256

346

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2500 ETF

December 31, 2017

Security	Shares	Value
ELECTRIC UTILITIES — 0.93%
Alliant Energy Corp.	207	$8,820
Great Plains Energy Inc.	196	6,319
Hawaiian Electric Industries Inc.	100	3,615
OGE Energy Corp.	182	5,990
Pinnacle West Capital Corp.	102	8,688
Westar Energy Inc.	129	6,811

		40,243
ELECTRICAL EQUIPMENT — 0.41%
Hubbell Inc.	50	6,767
Regal Beloit Corp.	41	3,141
Sensata Technologies Holding NVa	154	7,871

		17,779
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.02%
Arrow Electronics Inc.[a]	81	6,513
Avnet Inc.	109	4,319
CDW Corp./DE	136	9,451
Cognex Corp.	152	9,296
Coherent Inc.[a]	22	6,209
Dolby Laboratories Inc. Class A	50	3,100
FLIR Systems Inc.	127	5,921
IPG Photonics Corp.[a,b]	33	7,066
Jabil Inc.	162	4,252
Keysight Technologies Inc.[a]	168	6,989
National Instruments Corp.	97	4,038
Trimble Inc.[a]	228	9,266
Universal Display Corp.	38	6,561
Zebra Technologies Corp. Class Aa	48	4,982

		87,963
ENERGY EQUIPMENT & SERVICES — 0.52%
Helmerich & Payne Inc.	97	6,270
Nabors Industries Ltd.	258	1,762
Oceaneering International Inc.	92	1,945
Patterson-UTI Energy Inc.	191	4,395
RPC Inc.	53	1,353
Transocean Ltd.[a]	359	3,834
Weatherford International PLC[a]	811	2,985

		22,544
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.81%
Alexandria Real Estate Equities Inc.	86	11,231
American Campus Communities Inc.	122	5,006

Security	Shares	Value
American Homes 4 Rent Class A	218	$4,761
Apartment Investment & Management Co. Class A	142	6,207
Apple Hospitality REIT Inc.	193	3,785
Brandywine Realty Trust	159	2,892
Brixmor Property Group Inc.	279	5,206
Camden Property Trust	83	7,641
Colony NorthStar Inc. Class A	492	5,614
Columbia Property Trust Inc.	111	2,547
CoreCivic Inc.	108	2,430
CoreSite Realty Corp.	32	3,645
Corporate Office Properties Trust	92	2,686
CubeSmart	164	4,743
CyrusOne Inc.	79	4,703
DCT Industrial Trust Inc.	84	4,938
DDR Corp.	286	2,563
Douglas Emmett Inc.	145	5,954
Duke Realty Corp.	324	8,816
Empire State Realty Trust Inc. Class A	116	2,381
EPR Properties	58	3,797
Equity Commonwealth[a]	109	3,326
Equity LifeStyle Properties Inc.	74	6,587
Forest City Realty Trust Inc. Class A	221	5,326
Gaming and Leisure Properties Inc.	183	6,771
Healthcare Trust of America Inc. Class A	181	5,437
Highwoods Properties Inc.	93	4,735
Hudson Pacific Properties Inc.	142	4,864
Invitation Homes Inc.	265	6,246
Iron Mountain Inc.	252	9,508
Kilroy Realty Corp.	88	6,569
Lamar Advertising Co. Class A	76	5,642
Liberty Property Trust	134	5,763
Life Storage Inc.	42	3,741
Medical Properties Trust Inc.	332	4,575
National Retail Properties Inc.	135	5,823
Omega Healthcare Investors Inc.	178	4,902
Outfront Media Inc.	126	2,923
Paramount Group Inc.	181	2,869
Park Hotels & Resorts Inc.	132	3,795
Piedmont Office Realty Trust Inc. Class A	131	2,569
Rayonier Inc.	118	3,732
Regency Centers Corp.	136	9,408
Retail Properties of America Inc. Class A	214	2,876
Spirit Realty Capital Inc.	414	3,552

347

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2500 ETF

December 31, 2017

Security	Shares	Value
STORE Capital Corp.	156	$4,062
Sun Communities Inc.	69	6,402
Tanger Factory Outlet Centers Inc.	85	2,253
Taubman Centers Inc.	54	3,533
Uniti Group Inc.[a]	153	2,722
Weingarten Realty Investors	110	3,616
WP Carey Inc.	96	6,614

		252,287
FOOD & STAPLES RETAILING — 0.34%
Casey’s General Stores Inc.	34	3,806
Rite Aid Corp.[a]	978	1,926
Sprouts Farmers Market Inc.[a]	122	2,971
U.S. Foods Holding Corp.[a]	185	5,907

		14,610
FOOD PRODUCTS — 0.96%
Blue Buffalo Pet Products Inc.[a]	85	2,787
Flowers Foods Inc.	163	3,147
Hain Celestial Group Inc. (The)[a]	94	3,985
Ingredion Inc.	66	9,227
Lamb Weston Holdings Inc.	133	7,508
Pilgrim’s Pride Corp.[a]	50	1,553
Pinnacle Foods Inc.	108	6,423
Post Holdings Inc.[a]	60	4,754
TreeHouse Foods Inc.[a,b]	51	2,522

		41,906
GAS UTILITIES — 0.45%
Atmos Energy Corp.	94	8,074
National Fuel Gas Co.	74	4,063
UGI Corp.	157	7,371

		19,508
HEALTH CARE EQUIPMENT & SUPPLIES — 1.39%
ABIOMED Inc.[a]	38	7,121
Cooper Companies Inc. (The)	44	9,587
DexCom Inc.[a]	78	4,476
Hill-Rom Holdings Inc.	60	5,057
ResMed Inc.	127	10,756
STERIS PLC	76	6,648
Teleflex Inc.	41	10,202
West Pharmaceutical Services Inc.	67	6,611

		60,458
HEALTH CARE PROVIDERS & SERVICES — 0.60%
Acadia Healthcare Co. Inc.[a]	72	2,349
Brookdale Senior Living Inc.[a]	171	1,659

Security	Shares	Value
Envision Healthcare Corp.[a]	106	$3,663
LifePoint Health Inc.[a]	34	1,693
MEDNAX Inc.[a]	83	4,436
Patterson Companies Inc.	75	2,710
Premier Inc. Class Aa,b	46	1,343
WellCare Health Plans Inc.[a]	40	8,044

		25,897
HEALTH CARE TECHNOLOGY — 0.24%
athenahealth Inc.[a,b]	36	4,789
Veeva Systems Inc. Class Aa	99	5,473

		10,262
HOTELS, RESTAURANTS & LEISURE — 1.18%
Aramark	221	9,446
Choice Hotels International Inc.	31	2,406
Domino’s Pizza Inc.	40	7,558
Dunkin’ Brands Group Inc.	84	5,415
Extended Stay America Inc.	176	3,344
Hilton Grand Vacations Inc.[a]	63	2,643
Hyatt Hotels Corp. Class Aa	43	3,162
International Game Technology PLC	100	2,651
Six Flags Entertainment Corp.	61	4,061
Vail Resorts Inc.	36	7,649
Wendy’s Co. (The)	169	2,775

		51,110
HOUSEHOLD DURABLES — 0.94%
CalAtlantic Group Inc.	74	4,173
Leggett & Platt Inc.	120	5,727
NVR Inc.[a]	3	10,524
PulteGroup Inc.	247	8,213
Tempur Sealy International Inc.[a]	43	2,696
Toll Brothers Inc.	134	6,435
Tupperware Brands Corp.	46	2,884

		40,652
HOUSEHOLD PRODUCTS — 0.12%
Energizer Holdings Inc.	56	2,687
Spectrum Brands Holdings Inc.	22	2,473

		5,160
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.39%
Calpine Corp.[a]	327	4,947
NRG Energy Inc.	273	7,775
Vistra Energy Corp.[a]	221	4,049

		16,771

348

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2500 ETF

December 31, 2017

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.15%
Carlisle Companies Inc.	56	$6,364

		6,364
INSURANCE — 2.41%
Alleghany Corp.[a]	3	1,788
American Financial Group Inc./OH	64	6,947
American National Insurance Co.	8	1,026
Arthur J Gallagher & Co.	162	10,251
Aspen Insurance Holdings Ltd.	54	2,192
Assurant Inc.	50	5,042
Assured Guaranty Ltd.	109	3,692
Axis Capital Holdings Ltd.	76	3,820
Brown & Brown Inc.	107	5,506
Erie Indemnity Co. Class A	22	2,680
Everest Re Group Ltd.	37	8,187
First American Financial Corp.	97	5,436
Hanover Insurance Group Inc. (The)	38	4,107
Mercury General Corp.	26	1,389
Old Republic International Corp.	220	4,704
ProAssurance Corp.	48	2,743
Reinsurance Group of America Inc.	58	9,044
RenaissanceRe Holdings Ltd.	37	4,647
Torchmark Corp.	105	9,525
Validus Holdings Ltd.	71	3,331
White Mountains Insurance Group Ltd.	3	2,554
WR Berkley Corp.	87	6,234

		104,845
INTERNET & DIRECT MARKETING RETAIL — 0.29%
Liberty Expedia Holdings Inc. Class Aa	50	2,216
Liberty Ventures Series Aa	73	3,960
TripAdvisor Inc.[a]	100	3,446
Wayfair Inc. Class Aa	36	2,890

		12,512
INTERNET SOFTWARE & SERVICES — 0.84%
CoStar Group Inc.[a]	32	9,502
GoDaddy Inc. Class Aa	117	5,883
IAC/InterActiveCorp[a]	64	7,826
LogMeIn Inc.	48	5,496
Match Group Inc.[a]	34	1,065
Pandora Media Inc.[a]	210	1,012
Zillow Group Inc. Class Aa	48	1,956
Zillow Group Inc. Class Ca,b	96	3,928

		36,668

Security	Shares	Value
IT SERVICES — 2.06%
Black Knight Inc.[a]	99	$4,371
Booz Allen Hamilton Holding Corp.	129	4,919
Broadridge Financial Solutions Inc.	107	9,692
Conduent Inc.[a]	175	2,828
CoreLogic Inc./U.S.[a]	77	3,558
CSRA Inc.	148	4,428
DST Systems Inc.	56	3,476
Euronet Worldwide Inc.[a]	46	3,876
Gartner Inc.[a]	80	9,852
Genpact Ltd.	139	4,412
Jack Henry & Associates Inc.	71	8,304
Leidos Holdings Inc.	129	8,330
Sabre Corp.	191	3,915
Square Inc. Class Aa,b	222	7,697
Switch Inc. Class A	29	528
Teradata Corp.[a]	110	4,231
WEX Inc.[a]	36	5,084

		89,501
LEISURE PRODUCTS — 0.26%
Brunswick Corp./DE	81	4,473
Polaris Industries Inc.	54	6,695

		11,168
LIFE SCIENCES TOOLS & SERVICES — 0.71%
Bio-Rad Laboratories Inc. Class Aa	19	4,535
Bio-Techne Corp.	34	4,405
Bruker Corp.	95	3,260
Charles River Laboratories International Inc.[a]	44	4,816
PerkinElmer Inc.	100	7,312
QIAGEN NV	208	6,433

		30,761
MACHINERY — 2.98%
AGCO Corp.	61	4,357
Allison Transmission Holdings Inc.	113	4,867
Colfax Corp.[a]	82	3,249
Crane Co.	46	4,104
Donaldson Co. Inc.	121	5,923
Flowserve Corp.	119	5,013
Gardner Denver Holdings Inc.[a]	59	2,002
Graco Inc.	150	6,783
IDEX Corp.	70	9,238
ITT Inc.	81	4,323

349

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2500 ETF

December 31, 2017

Security	Shares	Value
Lincoln Electric Holdings Inc.	54	$4,945
Middleby Corp. (The)[a]	50	6,747
Nordson Corp.	53	7,759
Oshkosh Corp.	68	6,181
Snap-on Inc.	52	9,064
Terex Corp.	71	3,424
Timken Co. (The)	63	3,096
Toro Co. (The)	96	6,262
Trinity Industries Inc.	138	5,169
WABCO Holdings Inc.[a]	46	6,601
Wabtec Corp./DE	78	6,352
Welbilt Inc.[a]	118	2,774
Xylem Inc./NY	163	11,117

		129,350
MARINE — 0.07%
Kirby Corp.[a]	49	3,273

		3,273
MEDIA — 1.08%
AMC Networks Inc. Class Aa	45	2,434
Cable One Inc.	4	2,813
Cinemark Holdings Inc.	98	3,412
Interpublic Group of Companies Inc. (The)	358	7,217
John Wiley & Sons Inc. Class A	41	2,696
Liberty Media Corp.-Liberty Formula One Class Aa,b	24	785
Liberty Media Corp.-Liberty Formula One Class Ca	171	5,841
Lions Gate Entertainment Corp. Class Aa	48	1,623
Lions Gate Entertainment Corp. Class Ba	93	2,952
Live Nation Entertainment Inc.[a]	122	5,194
Madison Square Garden Co. (The) Class Aa	17	3,585
Regal Entertainment Group Class A	105	2,416
TEGNA Inc.	198	2,788
Tribune Media Co. Class A	73	3,100

		46,856
METALS & MINING — 0.82%
Alcoa Corp.[a]	168	9,050
Reliance Steel & Aluminum Co.	65	5,576
Royal Gold Inc.	60	4,927
Steel Dynamics Inc.	207	8,928
Tahoe Resources Inc.	287	1,375
U.S. Steel Corp.	160	5,631

		35,487

Security	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT — 0.59%
AGNC Investment Corp.	357	$7,208
Chimera Investment Corp.	170	3,142
MFA Financial Inc.	362	2,867
New Residential Investment Corp.	281	5,024
Starwood Property Trust Inc.	232	4,953
Two Harbors Investment Corp.	158	2,569

		25,763
MULTI-UTILITIES — 0.22%
MDU Resources Group Inc.	178	4,785
Vectren Corp.	76	4,941

		9,726
MULTILINE RETAIL — 0.31%
Kohl’s Corp.	153	8,297
Nordstrom Inc.	108	5,117

		13,414
OIL, GAS & CONSUMABLE FUELS — 2.28%
Antero Resources Corp.[a]	211	4,009
Centennial Resource Development Inc./DE Class Aa	123	2,435
Chesapeake Energy Corp.[a]	829	3,283
CNX Resources Corp.[a]	209	3,058
CONSOL Energy Inc.[a]	26	1,027
Diamondback Energy Inc.[a]	90	11,363
Energen Corp.[a]	89	5,124
Extraction Oil & Gas Inc.[a]	109	1,560
Gulfport Energy Corp.[a]	148	1,889
HollyFrontier Corp.	162	8,298
Kosmos Energy Ltd.[a]	209	1,432
Laredo Petroleum Inc.[a]	150	1,592
Murphy Oil Corp.	148	4,595
Newfield Exploration Co.[a]	182	5,738
Parsley Energy Inc. Class Aa	210	6,182
PBF Energy Inc. Class A	101	3,580
QEP Resources Inc.[a]	221	2,115
Range Resources Corp.	207	3,531
RSP Permian Inc.[a]	119	4,841
SM Energy Co.	103	2,274
Southwestern Energy Co.[a]	464	2,589
Targa Resources Corp.	193	9,345
Whiting Petroleum Corp.[a,b]	83	2,198
World Fuel Services Corp.	62	1,745
WPX Energy Inc.[a]	362	5,093

		98,896

350

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2500 ETF

December 31, 2017

Security	Shares	Value
PAPER & FOREST PRODUCTS — 0.06%
Domtar Corp.	57	$2,823

		2,823
PERSONAL PRODUCTS — 0.24%
Edgewell Personal Care Co.[a]	52	3,088
Herbalife Ltd.[a]	58	3,928
Nu Skin Enterprises Inc. Class A	48	3,275

		10,291
PHARMACEUTICALS — 0.14%
Akorn Inc.[a]	81	2,611
Endo International PLC[a]	210	1,628
Mallinckrodt PLC[a]	90	2,030

		6,269
PROFESSIONAL SERVICES — 0.60%
Dun & Bradstreet Corp. (The)	34	4,026
ManpowerGroup Inc.	62	7,819
Robert Half International Inc.	112	6,220
TransUnion[a]	145	7,969

		26,034
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.31%
Howard Hughes Corp. (The)[a]	32	4,201
Jones Lang LaSalle Inc.	42	6,255
Realogy Holdings Corp.	122	3,233

		13,689
ROAD & RAIL — 0.49%
AMERCO	4	1,511
Genesee & Wyoming Inc. Class Aa	56	4,409
Landstar System Inc.	38	3,956
Old Dominion Freight Line Inc.	56	7,367
Ryder System Inc.	48	4,040

		21,283
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.26%
Advanced Micro Devices Inc.[a,b]	750	7,710
Cavium Inc.[a]	60	5,030
Cypress Semiconductor Corp.	301	4,587
First Solar Inc.[a]	74	4,997
Marvell Technology Group Ltd.	367	7,880
Microsemi Corp.[a]	105	5,423
ON Semiconductor Corp.[a]	380	7,957
Teradyne Inc.	181	7,578
Versum Materials Inc.	100	3,785

		54,947

Security	Shares	Value
SOFTWARE — 2.28%
ANSYS Inc.[a]	78	$11,512
Atlassian Corp. PLC Class Aa	83	3,778
Cadence Design Systems Inc.[a]	252	10,539
FireEye Inc.[a]	161	2,286
Fortinet Inc.[a]	134	5,854
Guidewire Software Inc.[a]	68	5,050
Manhattan Associates Inc.[a]	63	3,121
Nuance Communications Inc.[a]	263	4,300
PTC Inc.[a]	105	6,381
Splunk Inc.[a]	125	10,355
SS&C Technologies Holdings Inc.	158	6,396
Tableau Software Inc. Class Aa	58	4,014
Take-Two Interactive Software Inc.[a]	102	11,197
Tyler Technologies Inc.[a]	32	5,666
Ultimate Software Group Inc. (The)[a]	26	5,674
Zynga Inc. Class Aa	695	2,780

		98,903
SPECIALTY RETAIL — 0.97%
AutoNation Inc.[a]	53	2,721
Bed Bath & Beyond Inc.	129	2,837
Burlington Stores Inc.[a]	62	7,628
Dick’s Sporting Goods Inc.	77	2,213
Floor & Decor Holdings Inc. Class Aa	21	1,022
Foot Locker Inc.	112	5,251
GameStop Corp. Class A	93	1,669
Michaels Companies Inc. (The)[a]	105	2,540
Murphy USA Inc.[a]	30	2,411
Penske Automotive Group Inc.	33	1,579
Sally Beauty Holdings Inc.[a]	124	2,326
Signet Jewelers Ltd.	55	3,110
Urban Outfitters Inc.[a]	74	2,594
Williams-Sonoma Inc.	79	4,084

		41,985
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.09%
NCR Corp.[a,b]	110	3,739

		3,739
TEXTILES, APPAREL & LUXURY GOODS — 0.69%
Carter’s Inc.	43	5,052
Lululemon Athletica Inc.[a]	88	6,916
Michael Kors Holdings Ltd.[a]	131	8,246
Ralph Lauren Corp.	52	5,392
Skechers U.S.A. Inc. Class Aa	120	4,541

		30,147

351

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2500 ETF

December 31, 2017

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.15%
New York Community Bancorp. Inc.	434	$5,651
TFS Financial Corp.	48	717

		6,368
TRADING COMPANIES & DISTRIBUTORS — 0.90%
Air Lease Corp.	88	4,232
HD Supply Holdings Inc.[a]	170	6,805
MSC Industrial Direct Co. Inc. Class A	40	3,866
United Rentals Inc.[a]	77	13,237
Univar Inc.[a]	100	3,096
Watsco Inc.	28	4,761
WESCO International Inc.[a]	45	3,067

		39,064
TRANSPORTATION INFRASTRUCTURE — 0.10%
Macquarie Infrastructure Corp.	71	4,558

		4,558
WATER UTILITIES — 0.15%
Aqua America Inc.	161	6,316

		6,316
WIRELESS TELECOMMUNICATION SERVICES — 0.07%
Telephone & Data Systems Inc.	88	2,447
U.S. Cellular Corp.[a]	13	489

		2,936

TOTAL COMMON STOCKS
(Cost: $2,186,375)		2,436,600

INVESTMENT COMPANIES — 43.66%
iShares Russell 2000 ETF[c]	12,440	1,896,602

TOTAL INVESTMENT COMPANIES
(Cost: $1,731,065)		1,896,602

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.31%

MONEY MARKET FUNDS — 1.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	49,155	$49,160
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	7,824	7,824

		56,984

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,986)		56,984

TOTAL INVESTMENTS IN SECURITIES — 101.06%
(Cost: $3,974,426)		4,390,186
Other Assets, Less Liabilities — (1.06)%		(45,903)

NET ASSETS — 100.00%		$4,344,283

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

352

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2500 ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/06/17[a]	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	49,155	[b]	—	49,155	$49,160	$—	[c]	$(4)	$(2)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	7,824	[b]	—	7,824	7,824	22		—	—
iShares Russell 2000 ETF	—	12,540		(100)	12,440	1,896,602	11,584		641	165,537

						$1,953,586	$11,606		$637	$165,535

[a]	The Fund commenced operations on July 6, 2017.
[b]	Net of purchases and sales.
[c]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,436,600	$—	$—	$2,436,600
Investment Companies	1,896,602	—	—	1,896,602
Money Market Funds	56,984	—	—	56,984

Total	$4,390,186	$—	$—	$4,390,186

353

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 2.44%
AAR Corp.	10,882	$427,554
Aerojet Rocketdyne Holdings Inc.[a]	20,975	654,420
Aerovironment Inc.[a]	5,914	332,130
Arconic Inc.	131,378	3,580,051
Astronics Corp.[a]	5,929	245,876
Axon Enterprise Inc.[a,b]	15,855	420,158
Boeing Co. (The)	171,143	50,471,782
BWX Technologies Inc.	29,448	1,781,310
Cubic Corp.	7,474	440,592
Curtiss-Wright Corp.	13,579	1,654,601
Ducommun Inc.[a,b]	3,062	87,114
Engility Holdings Inc.[a]	4,556	129,254
Esterline Technologies Corp.[a]	7,944	593,417
General Dynamics Corp.	79,773	16,229,817
Harris Corp.	36,550	5,177,307
HEICO Corp.[b]	7,960	751,026
HEICO Corp. Class A	14,267	1,127,806
Hexcel Corp.	27,143	1,678,795
Huntington Ingalls Industries Inc.	13,811	3,255,253
KeyW Holding Corp. (The)[a,b]	17,288	101,481
KLX Inc.[a]	15,193	1,036,922
Kratos Defense & Security Solutions Inc.[a,b]	29,568	313,125
L3 Technologies Inc.	23,697	4,688,451
Lockheed Martin Corp.	76,968	24,710,576
Mercury Systems Inc.[a]	14,343	736,513
Moog Inc. Class Aa	9,539	828,462
National Presto Industries Inc.	1,319	131,175
Northrop Grumman Corp.	49,547	15,206,470
Orbital ATK Inc.	17,798	2,340,437
Raytheon Co.	89,418	16,797,171
Rockwell Collins Inc.	49,660	6,734,889
Sparton Corp.[a]	2,971	68,511
Spirit AeroSystems Holdings Inc. Class A	35,638	3,109,416
Teledyne Technologies Inc.[a]	10,875	1,970,006
Textron Inc.	81,161	4,592,901
TransDigm Group Inc.	14,771	4,056,412
Triumph Group Inc.	14,792	402,342

Security	Shares	Value
United Technologies Corp.	229,309	$29,252,949
Vectrus Inc.[a]	2,992	92,303
Wesco Aircraft Holdings Inc.[a]	14,960	110,704

		206,319,479
AIR FREIGHT & LOGISTICS — 0.68%
Air Transport Services Group Inc.[a,b]	18,396	425,683
Atlas Air Worldwide Holdings Inc.[a]	7,587	444,978
CH Robinson Worldwide Inc.	43,278	3,855,637
Echo Global Logistics Inc.[a,b]	7,659	214,452
Expeditors International of Washington Inc.	54,514	3,526,511
FedEx Corp.	76,040	18,975,022
Forward Air Corp.	8,533	490,135
Hub Group Inc. Class Aa	10,683	511,716
Radiant Logistics Inc.[a]	9,787	45,020
United Parcel Service Inc. Class B	211,961	25,255,153
XPO Logistics Inc.[a,b]	36,743	3,365,291

		57,109,598
AIRLINES — 0.52%
Alaska Air Group Inc.	36,774	2,703,257
Allegiant Travel Co.	3,627	561,278
American Airlines Group Inc.	132,865	6,912,966
Copa Holdings SA Class A	9,513	1,275,313
Delta Air Lines Inc.	201,856	11,303,936
Hawaiian Holdings Inc.[b]	16,499	657,485
JetBlue Airways Corp.[a]	97,936	2,187,890
SkyWest Inc.	16,277	864,309
Southwest Airlines Co.	169,903	11,120,151
Spirit Airlines Inc.[a,b]	20,791	932,476
United Continental Holdings Inc.[a]	82,909	5,588,067

		44,107,128
AUTO COMPONENTS — 0.36%
Adient PLC	28,908	2,275,060
American Axle & Manufacturing Holdings Inc.[a]	30,054	511,820
Aptiv PLC	82,677	7,013,490
BorgWarner Inc.	64,601	3,300,465
Cooper Tire & Rubber Co.	15,546	549,551
Cooper-Standard Holdings Inc.[a]	5,518	675,955

354

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Dana Inc.	43,092	$1,379,375
Delphi Technologies PLC[a]	27,272	1,430,962
Dorman Products Inc.[a,b]	8,615	526,721
Fox Factory Holding Corp.[a]	10,627	412,859
Gentex Corp.	87,635	1,835,953
Gentherm Inc.[a]	12,107	384,397
Goodyear Tire & Rubber Co. (The)	76,606	2,475,140
Horizon Global Corp.[a,b]	9,573	134,213
LCI Industries	7,146	928,980
Lear Corp.	20,643	3,646,792
Modine Manufacturing Co.[a]	13,695	276,639
Motorcar Parts of America Inc.[a]	6,271	156,712
Shiloh Industries Inc.[a,b]	6,233	51,111
Standard Motor Products Inc.	5,989	268,966
Stoneridge Inc.[a]	7,878	180,091
Superior Industries International Inc.	6,530	96,970
Tenneco Inc.	15,981	935,528
Tower International Inc.	5,796	177,068
Visteon Corp.[a]	9,521	1,191,458
VOXX International Corp.[a]	10,710	59,976

		30,876,252
AUTOMOBILES — 0.58%
Ford Motor Co.	1,194,647	14,921,141
General Motors Co.	395,837	16,225,359
Harley-Davidson Inc.	51,620	2,626,425
Tesla Inc.[a,b]	40,733	12,682,219
Thor Industries Inc.	15,387	2,319,129
Winnebago Industries Inc.	9,176	510,186

		49,284,459
BANKS — 6.70%
1st Source Corp.	4,643	229,596
Access National Corp.[b]	3,931	109,439
ACNB Corp.	1,809	53,456
Allegiance Bancshares Inc.[a,b]	4,072	153,311
American National Bankshares Inc.	2,229	85,371
Ameris Bancorp.	11,530	555,746
Ames National Corp.	2,290	63,777
Arrow Financial Corp.	3,318	112,646
Associated Banc-Corp.	46,465	1,180,211
Atlantic Capital Bancshares Inc.[a]	5,182	91,203

Security	Shares	Value
Banc of California Inc.	14,362	$296,575
BancFirst Corp.	5,489	280,762
Banco Latinoamericano de Comercio Exterior SA Class E	8,154	219,343
Bancorp. Inc. (The)[a]	19,158	189,281
BancorpSouth Bank	25,819	812,008
Bank of America Corp.	2,980,303	87,978,545
Bank of Commerce Holdings	6,962	80,063
Bank of Hawaii Corp.	12,992	1,113,414
Bank of Marin Bancorp.	2,620	178,160
Bank of NT Butterfield & Son Ltd. (The)	16,318	592,180
Bank of the Ozarks Inc.	36,841	1,784,946
BankUnited Inc.	32,372	1,318,188
Bankwell Financial Group Inc.	1,744	59,889
Banner Corp.	10,182	561,232
Bar Harbor Bankshares	4,977	134,429
BB&T Corp.	241,252	11,995,049
BCB Bancorp. Inc.	4,974	72,123
Berkshire Hills Bancorp. Inc.	12,150	444,690
Blue Hills Bancorp. Inc.	8,191	164,639
BOK Financial Corp.	7,258	670,059
Boston Private Financial Holdings Inc.	26,944	416,285
Bridge Bancorp. Inc.	5,116	179,060
Brookline Bancorp. Inc.	25,553	401,182
Bryn Mawr Bank Corp.	5,643	249,421
Byline Bancorp Inc.[a]	3,663	84,139
C&F Financial Corp.	970	56,260
Cadence BanCorp[a]	6,870	186,314
Camden National Corp.	4,322	182,086
Capital City Bank Group Inc.	3,210	73,637
Capstar Financial Holdings Inc.[a,b]	907	18,838
Carolina Financial Corp.	5,325	197,824
Cathay General Bancorp.	24,125	1,017,351
CBTX Inc.	2,939	87,171
CenterState Bank Corp.	17,013	437,744
Central Pacific Financial Corp.	8,258	246,336
Central Valley Community Bancorp.	2,569	51,842
Century Bancorp. Inc./MA Class A	990	77,468
Chemical Financial Corp.	21,506	1,149,926

355

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Chemung Financial Corp.	948	$45,599
CIT Group Inc.	39,727	1,955,760
Citigroup Inc.	813,088	60,501,878
Citizens & Northern Corp.	3,378	81,072
Citizens Financial Group Inc.	150,707	6,326,680
City Holding Co.[b]	4,222	284,858
Civista Bancshares Inc.	3,982	87,604
CNB Financial Corp./PA	3,592	94,254
CoBiz Financial Inc.	9,904	197,981
Codorus Valley Bancorp. Inc.	2,510	69,100
Columbia Banking System Inc.	21,394	929,355
Comerica Inc.	53,398	4,635,480
Commerce Bancshares Inc./MO	28,098	1,568,992
Community Bank System Inc.[b]	15,478	831,942
Community Bankers Trust Corp.[a]	9,403	76,634
Community Financial Corp. (The )	1,994	76,370
Community Trust Bancorp. Inc.	4,448	209,501
ConnectOne Bancorp. Inc.	7,884	203,013
County Bancorp. Inc.	1,402	41,724
Cullen/Frost Bankers Inc.	17,520	1,658,268
Customers Bancorp. Inc.[a]	9,123	237,107
CVB Financial Corp.	30,199	711,488
DNB Financial Corp.	2,197	74,039
Eagle Bancorp. Inc.[a]	9,839	569,678
East West Bancorp. Inc.	44,250	2,691,727
Enterprise Bancorp. Inc./MA	2,759	93,944
Enterprise Financial Services Corp.	6,994	315,779
Equity Bancshares Inc. Class Aa	4,332	153,396
Evans Bancorp. Inc.	1,913	80,155
F.N.B. Corp.	100,218	1,385,013
Farmers & Merchants Bancorp. Inc./Archbold OH	3,086	125,909
Farmers Capital Bank Corp.	2,810	108,185
Farmers National Banc Corp.	7,419	109,430
FB Financial Corp.[a]	3,032	127,314
FCB Financial Holdings Inc. Class Aa,b	11,560	587,248
Fidelity Southern Corp.	7,006	152,731
Fifth Third Bancorp.	217,680	6,604,411
Financial Institutions Inc.	3,971	123,498
First Bancorp. Inc./ME	2,396	65,243

Security	Shares	Value
First BanCorp./Puerto Rico[a]	66,077	$336,993
First Bancorp./Southern Pines NC	9,586	338,482
First Bancshares Inc. (The)	2,796	95,623
First Busey Corp.	12,678	379,579
First Business Financial Services Inc.	2,254	49,858
First Citizens BancShares Inc./NC Class A	2,223	895,869
First Commonwealth Financial Corp.	31,275	447,858
First Community Bancshares Inc./VA	5,159	148,218
First Connecticut Bancorp. Inc./Farmington CT	5,092	133,156
First Financial Bancorp.	19,397	511,111
First Financial Bankshares Inc.	18,662	840,723
First Financial Corp./IN	3,248	147,297
First Financial Northwest Inc.	2,754	42,715
First Foundation Inc.[a]	7,929	147,004
First Guaranty Bancshares Inc.	3,197	79,925
First Hawaiian Inc.	16,211	473,037
First Horizon National Corp.	90,072	1,800,539
First Internet Bancorp.	1,506	57,454
First Interstate BancSystem Inc. Class A	8,935	357,847
First Merchants Corp.	11,980	503,879
First Mid-Illinois Bancshares Inc.	3,956	152,464
First Midwest Bancorp. Inc.	30,977	743,758
First Northwest Bancorp.[a]	3,299	53,774
First of Long Island Corp. (The)	7,659	218,282
First Republic Bank/CA	49,355	4,276,117
Flushing Financial Corp.	8,771	241,203
FNB Bancorp./CA	2,958	107,937
Franklin Financial Network Inc.[a]	3,885	132,479
Fulton Financial Corp.	53,116	950,776
German American Bancorp. Inc.	7,546	266,600
Glacier Bancorp. Inc.	23,063	908,452
Great Southern Bancorp. Inc.	3,032	156,603
Great Western Bancorp. Inc.	17,378	691,644
Green Bancorp. Inc.[a]	7,106	144,252
Guaranty Bancorp.	7,361	203,532
Guaranty Bancshares Inc./TX	2,704	82,878
Hancock Holding Co.	25,274	1,251,063

356

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Hanmi Financial Corp.	8,856	$268,780
HarborOne Bancorp Inc.[a]	4,361	83,557
Heartland Financial USA Inc.	7,726	414,500
Heritage Commerce Corp.	11,638	178,294
Heritage Financial Corp./WA	8,438	259,890
Hilltop Holdings Inc.	23,575	597,155
Home BancShares Inc./AR	48,070	1,117,627
HomeTrust Bancshares Inc.[a]	6,336	163,152
Hope Bancorp Inc.	40,021	730,383
Horizon Bancorp./IN	8,176	227,293
Howard Bancorp. Inc.[a,b]	4,112	90,464
Huntington Bancshares Inc./OH	331,835	4,831,518
IBERIABANK Corp.	15,230	1,180,325
Independent Bank Corp./MI	6,460	144,381
Independent Bank Corp./Rockland MA	8,496	593,446
Independent Bank Group Inc.	5,705	385,658
International Bancshares Corp.	17,058	677,203
Investar Holding Corp.	3,405	82,061
Investors Bancorp. Inc.	78,664	1,091,856
JPMorgan Chase & Co.	1,061,578	113,525,151
KeyCorp	328,756	6,631,009
Lakeland Bancorp. Inc.	13,271	255,467
Lakeland Financial Corp.	7,016	340,206
LCNB Corp.	2,583	52,822
LegacyTexas Financial Group Inc.	13,739	579,923
Live Oak Bancshares Inc.[b]	6,806	162,323
M&T Bank Corp.	43,595	7,454,309
Macatawa Bank Corp.	7,852	78,520
MainSource Financial Group Inc.	8,488	308,199
MB Financial Inc.	25,544	1,137,219
MBT Financial Corp.	5,310	56,286
Mercantile Bank Corp.	5,515	195,066
Metropolitan Bank Holding Corp.[a]	1,816	76,454
Middlefield Banc Corp.	1,541	74,276
Midland States Bancorp. Inc.	4,650	151,032
MidSouth Bancorp. Inc.	6,735	89,239
MidWestOne Financial Group Inc.	4,240	142,167
MutualFirst Financial Inc.	1,669	64,340

Security	Shares	Value
National Bank Holdings Corp. Class A	8,396	$272,282
National Bankshares Inc.	1,990	90,446
National Commerce Corp.[a]	3,753	151,058
NBT Bancorp. Inc.	12,476	459,117
Nicolet Bankshares Inc.[a]	2,065	113,038
Northeast Bancorp	2,235	51,740
Northrim BanCorp. Inc.	2,019	68,343
Norwood Financial Corp.	2,770	91,410
OFG Bancorp.	13,015	122,341
Ohio Valley Banc Corp.	2,239	90,456
Old Line Bancshares Inc.	2,464	72,540
Old National Bancorp./IN	39,002	680,585
Old Point Financial Corp.	2,514	74,792
Old Second Bancorp. Inc.	8,897	121,444
Opus Bank[a]	5,647	154,163
Orrstown Financial Services Inc.	2,200	55,550
Pacific Mercantile Bancorp.[a,b]	4,542	39,743
Pacific Premier Bancorp. Inc.[a]	12,476	499,040
PacWest Bancorp.	39,399	1,985,710
Paragon Commercial Corp.[a]	1,707	90,829
Park National Corp.	4,164	433,056
Parke Bancorp. Inc.	3,596	73,898
Peapack Gladstone Financial Corp.	5,603	196,217
Penns Woods Bancorp. Inc.	1,076	50,120
People’s United Financial Inc.	103,737	1,939,882
People’s Utah Bancorp.	5,219	158,136
Peoples Bancorp. Inc./OH	3,972	129,567
Peoples Bancorp. of North Carolina Inc.	2,817	86,454
Peoples Financial Services Corp.	2,164	100,799
Pinnacle Financial Partners Inc.	22,164	1,469,473
PNC Financial Services Group Inc. (The)[c]	148,653	21,449,141
Popular Inc.	30,337	1,076,660
Preferred Bank/Los Angeles CA	3,346	196,678
Premier Financial Bancorp. Inc.	2,825	56,726
Prosperity Bancshares Inc.	19,943	1,397,406
QCR Holdings Inc.	3,382	144,919
RBB Bancorp	3,147	86,133
Regions Financial Corp.	357,541	6,178,308
Reliant Bancorp Inc.	3,319	85,099

357

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Renasant Corp.	12,953	$529,648
Republic Bancorp. Inc./KY Class A	2,888	109,802
Republic First Bancorp. Inc.[a]	18,510	156,410
S&T Bancorp. Inc.	10,916	434,566
Sandy Spring Bancorp. Inc.	7,102	277,120
Seacoast Banking Corp. of Florida[a,b]	12,125	305,671
ServisFirst Bancshares Inc.	13,357	554,315
Shore Bancshares Inc.	3,692	61,656
Sierra Bancorp.	3,314	88,020
Signature Bank/New York NYa	16,304	2,237,887
Simmons First National Corp. Class A	12,050	688,055
SmartFinancial Inc.[a,b]	3,216	69,787
South State Corp.	10,937	953,160
Southern First Bancshares Inc.[a]	1,747	72,064
Southern National Bancorp. of Virginia Inc.	7,936	127,214
Southside Bancshares Inc.	7,652	257,719
State Bank Financial Corp.	12,004	358,199
Sterling Bancorp./DE	64,921	1,597,057
Stock Yards Bancorp. Inc.	7,094	267,444
Summit Financial Group Inc.	2,453	64,563
Sun Bancorp. Inc./NJ	2,183	53,047
Sunshine Bancorp. Inc.[a]	3,517	80,680
SunTrust Banks Inc.	146,116	9,437,632
SVB Financial Group[a]	16,257	3,800,399
Synovus Financial Corp.	36,944	1,771,095
TCF Financial Corp.	49,331	1,011,285
Texas Capital Bancshares Inc.[a]	14,968	1,330,655
Tompkins Financial Corp.	4,158	338,253
TowneBank/Portsmouth VA	16,871	518,783
TriCo Bancshares	5,594	211,789
TriState Capital Holdings Inc.[a]	6,474	148,902
Triumph Bancorp. Inc.[a]	6,104	192,276
Trustmark Corp.	19,891	633,727
Two River Bancorp.	4,346	78,793
U.S. Bancorp.	478,896	25,659,248
UMB Financial Corp.	14,362	1,032,915
Umpqua Holdings Corp.	68,464	1,424,051
Union Bankshares Corp.	12,578	454,946
Union Bankshares Inc./Morrisville VTb	1,151	60,945

Security	Shares	Value
United Bankshares Inc./WV	30,479	$1,059,145
United Community Banks Inc./GA	20,553	578,361
United Security Bancshares/Fresno CA	7,951	87,461
Unity Bancorp. Inc.	4,646	91,759
Univest Corp. of Pennsylvania	8,393	235,424
Valley National Bancorp.	77,743	872,276
Veritex Holdings Inc.[a]	5,424	149,648
Washington Trust Bancorp. Inc.	4,192	223,224
WashingtonFirst Bankshares Inc.	2,499	85,616
Webster Financial Corp.	27,858	1,564,505
Wells Fargo & Co.	1,360,386	82,534,619
WesBanco Inc.	12,763	518,816
West Bancorp. Inc.	4,353	109,478
Westamerica Bancorp.	7,871	468,718
Western Alliance Bancorp.[a]	29,380	1,663,496
Wintrust Financial Corp.	16,829	1,386,205
Xenith Bankshares Inc.[a]	2,726	92,221
Zions BanCorp.	60,634	3,082,026

		566,592,182
BEVERAGES — 1.69%
Boston Beer Co. Inc. (The) Class Aa,b	2,511	479,852
Brown-Forman Corp. Class A	17,262	1,160,697
Brown-Forman Corp. Class B	53,883	3,700,146
Castle Brands Inc.[a,b]	45,624	55,661
Coca-Cola Bottling Co. Consolidated	1,288	277,255
Coca-Cola Co. (The)	1,180,942	54,181,619
Constellation Brands Inc. Class A	49,810	11,385,072
Craft Brew Alliance Inc.[a,b]	2,986	57,331
Dr Pepper Snapple Group Inc.	55,531	5,389,839
MGP Ingredients Inc.[b]	4,471	343,730
Molson Coors Brewing Co. Class B	53,225	4,368,176
Monster Beverage Corp.[a]	127,409	8,063,716
National Beverage Corp.	3,964	386,252
PepsiCo Inc.	439,041	52,649,797
Primo Water Corp.[a,b]	6,308	79,291

		142,578,434

358

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
BIOTECHNOLOGY — 3.10%
AbbVie Inc.	489,478	$47,337,417
Abeona Therapeutics Inc.[a,b]	7,368	116,783
ACADIA Pharmaceuticals Inc.[a,b]	29,998	903,240
Acceleron Pharma Inc.[a]	11,577	491,328
Achaogen Inc.[a,b]	8,796	94,469
Achillion Pharmaceuticals Inc.[a,b]	33,375	96,120
Acorda Therapeutics Inc.[a]	11,840	253,968
Adamas Pharmaceuticals Inc.[a,b]	3,612	122,411
Aduro Biotech Inc.[a]	9,886	74,145
Advaxis Inc.[a]	8,414	23,896
Agenus Inc.[a,b]	25,957	84,620
Agios Pharmaceuticals Inc.[a,b]	12,666	724,115
Aileron Therapeutics Inc.[a]	6,679	70,397
Aimmune Therapeutics Inc.[a,b]	9,604	363,223
Akebia Therapeutics Inc.[a]	14,540	216,210
Alder Biopharmaceuticals Inc.[a]	20,267	232,057
Alexion Pharmaceuticals Inc.[a]	66,603	7,965,053
Alkermes PLC[a]	46,671	2,554,304
Allena Pharmaceuticals Inc.[a]	6,018	60,541
Alnylam Pharmaceuticals Inc.[a]	26,660	3,387,153
AMAG Pharmaceuticals Inc.[a,b]	10,248	135,786
Amgen Inc.	226,065	39,312,703
Amicus Therapeutics Inc.[a]	50,224	722,723
AnaptysBio Inc.[a]	5,451	549,025
Anavex Life Sciences Corp.[a,b]	9,727	31,321
Apellis Pharmaceuticals Inc.[a]	6,594	143,090
Ardelyx Inc.[a,b]	8,003	52,820
Arena Pharmaceuticals Inc.[a]	11,253	382,264
Array BioPharma Inc.[a]	60,850	778,880
Asterias Biotherapeutics Inc.[a]	3,083	6,937
Atara Biotherapeutics Inc.[a,b]	5,478	99,152
Athenex Inc.[a,b]	4,801	76,336
Athersys Inc.[a,b]	22,685	41,060
Audentes Therapeutics Inc.[a,b]	6,096	190,500
Avexis Inc.[a,b]	7,450	824,491
Axovant Sciences Ltd.[a]	9,550	50,329
Bellicum Pharmaceuticals Inc.[a,b]	8,719	73,327
BioCryst Pharmaceuticals Inc.[a,b]	37,017	181,753
Biogen Inc.[a]	65,141	20,751,968
Biohaven Pharmaceutical Holding Co. Ltd.[a]	3,033	81,830
BioMarin Pharmaceutical Inc.[a]	53,275	4,750,532

Security	Shares	Value
BioSpecifics Technologies Corp.[a,b]	1,046	$45,323
BioTime Inc.[a,b]	22,403	48,166
Bioverativ Inc.[a]	33,264	1,793,595
Bluebird Bio Inc.[a,b]	14,965	2,665,266
Blueprint Medicines Corp.[a,b]	13,004	980,632
Calithera Biosciences Inc.[a]	9,287	77,546
Calyxt Inc.[a,b]	2,998	66,046
Cara Therapeutics Inc.[a,b]	6,541	80,062
Cascadian Therapeutics Inc.[a]	21,479	79,472
Catalyst Pharmaceuticals Inc.[a]	28,452	111,247
Celcuity Inc.[a]	4,461	84,536
Celgene Corp.[a]	238,050	24,842,898
Celldex Therapeutics Inc.[a,b]	29,507	83,800
ChemoCentryx Inc.[a]	7,106	42,281
Chimerix Inc.[a,b]	13,251	61,352
Clovis Oncology Inc.[a,b]	13,136	893,248
Coherus Biosciences Inc.[a,b]	9,679	85,175
Conatus Pharmaceuticals Inc.[a]	15,090	69,716
Concert Pharmaceuticals Inc.[a]	4,570	118,226
Corbus Pharmaceuticals Holdings Inc.[a]	13,430	95,353
Corvus Pharmaceuticals Inc.[a,b]	998	10,339
Curis Inc.[a]	29,755	20,829
Cytokinetics Inc.[a]	12,635	102,975
CytomX Therapeutics Inc.[a]	10,724	226,384
Deciphera Pharmaceuticals Inc.[a]	4,703	106,617
Dyax Corp.[a,d]	40,743	93,301
Dynavax Technologies Corp.[a]	19,355	361,938
Eagle Pharmaceuticals Inc./DEa	2,382	127,246
Edge Therapeutics Inc.[a,b]	9,689	90,786
Editas Medicine Inc.[a]	10,250	314,982
Emergent BioSolutions Inc.[a]	9,875	458,891
Enanta Pharmaceuticals Inc.[a]	4,561	267,639
Epizyme Inc.[a,b]	17,416	218,571
Esperion Therapeutics Inc.[a,b]	5,263	346,516
Exact Sciences Corp.[a,b]	35,722	1,876,834
Exelixis Inc.[a]	88,171	2,680,398
Fate Therapeutics Inc.[a]	19,672	120,196
FibroGen Inc.[a]	22,027	1,044,080
Five Prime Therapeutics Inc.[a]	8,551	187,438
Flexion Therapeutics Inc.[a,b]	8,789	220,077
Fortress Biotech Inc.[a,b]	10,113	40,351

359

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Foundation Medicine Inc.[a]	4,144	$282,621
G1 Therapeutics Inc.[a]	3,000	59,520
Genocea Biosciences Inc.[a,b]	14,631	16,972
Genomic Health Inc.[a,b]	6,890	235,638
Geron Corp.[a]	40,344	72,619
Gilead Sciences Inc.	399,693	28,634,007
Global Blood Therapeutics Inc.[a]	11,197	440,602
Halozyme Therapeutics Inc.[a]	36,935	748,303
Heron Therapeutics Inc.[a,b]	12,607	228,187
Idera Pharmaceuticals Inc.[a]	32,977	69,581
Ignyta Inc.[a,b]	18,385	490,879
Immune Design Corp.[a,b]	4,649	18,131
ImmunoGen Inc.[a]	36,190	231,978
Immunomedics Inc.[a,b]	28,587	461,966
Incyte Corp.[a]	53,474	5,064,523
Inovio Pharmaceuticals Inc.[a,b]	30,671	126,671
Insmed Inc.[a,b]	22,618	705,229
Insys Therapeutics Inc.[a,b]	7,072	68,033
Intellia Therapeutics Inc.[a,b]	5,788	111,245
Intercept Pharmaceuticals Inc.[a,b]	5,815	339,712
Intrexon Corp.[a,b]	17,678	203,651
Invitae Corp.[a]	11,539	104,774
Ionis Pharmaceuticals Inc.[a]	37,678	1,895,203
Iovance Biotherapeutics Inc.[a]	21,672	173,376
Ironwood Pharmaceuticals Inc.[a,b]	40,482	606,825
Jounce Therapeutics Inc.[a,b]	1,937	24,697
Juno Therapeutics Inc.[a,b]	21,818	997,301
Karyopharm Therapeutics Inc.[a]	6,787	65,155
Keryx Biopharmaceuticals Inc.[a,b]	28,194	131,102
Kindred Biosciences Inc.[a]	9,823	92,827
Kura Oncology Inc.[a,b]	5,896	90,209
La Jolla Pharmaceutical Co.[a,b]	5,925	190,666
Lexicon Pharmaceuticals Inc.[a]	10,868	107,376
Ligand Pharmaceuticals Inc.[a]	6,345	868,821
Loxo Oncology Inc.[a,b]	6,971	586,819
MacroGenics Inc.[a,b]	10,083	191,577
Madrigal Pharmaceuticals Inc.[a]	1,663	152,647
Matinas BioPharma Holdings Inc.[a]	28,573	33,145
MediciNova Inc.[a,b]	8,829	57,124
Merrimack Pharmaceuticals Inc.	3,147	32,257
Mersana Therapeutics Inc.[a]	4,491	73,787
MiMedx Group Inc.[a,b]	30,833	388,804

Security	Shares	Value
Minerva Neurosciences Inc.[a,b]	4,726	$28,592
Miragen Therapeutics Inc.[a]	9,234	96,311
Momenta Pharmaceuticals Inc.[a]	21,922	305,812
Myriad Genetics Inc.[a]	21,143	726,156
NantKwest Inc.[a,b]	12,954	58,163
Natera Inc.[a,b]	9,326	83,841
Neurocrine Biosciences Inc.[a,b]	26,380	2,046,824
NewLink Genetics Corp.[a]	6,611	53,615
Novavax Inc.[a]	77,900	96,596
Novelion Therapeutics Inc.[a]	7,751	24,183
Nymox Pharmaceutical Corp.[a,b]	20,576	67,901
Oncocyte Corp.[a]	13,967	64,947
OPKO Health Inc.[a,b]	95,943	470,121
Organovo Holdings Inc.[a,b]	37,339	50,034
Otonomy Inc.[a]	9,779	54,273
Ovid therapeutics Inc.[a]	6,119	60,395
PDL BioPharma Inc.[a]	51,105	140,028
Pieris Pharmaceuticals Inc.[a]	16,984	128,229
Portola Pharmaceuticals Inc.[a]	16,800	817,824
Progenics Pharmaceuticals Inc.[a,b]	23,897	142,187
Protagonist Therapeutics Inc.[a]	2,255	46,904
Prothena Corp. PLC[a]	11,627	435,896
PTC Therapeutics Inc.[a,b]	14,176	236,456
Puma Biotechnology Inc.[a]	8,962	885,894
Ra Pharmaceuticals Inc.[a]	2,462	20,927
Radius Health Inc.[a,b]	11,352	360,653
Recro Pharma Inc.[a]	8,568	79,254
Regeneron Pharmaceuticals Inc.[a]	24,411	9,177,560
REGENXBIO Inc.[a]	9,191	305,601
Repligen Corp.[a,b]	11,376	412,721
Retrophin Inc.[a,b]	10,844	228,483
Rhythm Pharmaceuticals Inc.[a]	3,089	89,766
Rigel Pharmaceuticals Inc.[a,b]	51,109	198,303
Sage Therapeutics Inc.[a]	11,513	1,896,306
Sangamo Therapeutics Inc.[a,b]	26,549	435,404
Sarepta Therapeutics Inc.[a]	17,986	1,000,741
Seattle Genetics Inc.[a,b]	29,821	1,595,423
Selecta Biosciences Inc.[a]	5,117	50,198
Seres Therapeutics Inc.[a]	5,132	52,038
Spark Therapeutics Inc.[a,b]	8,113	417,170
Spectrum Pharmaceuticals Inc.[a]	25,349	480,364
Spero Therapeutics Inc.[a]	7,206	84,671

360

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Stemline Therapeutics Inc.[a,b]	7,966	$124,270
Strongbridge Biopharma PLC[a]	12,938	93,801
Syndax Pharmaceuticals Inc.[a,b]	1,376	12,054
Synergy Pharmaceuticals Inc.[a,b]	66,001	147,182
Syros Pharmaceuticals Inc.[a,b]	5,219	50,781
TESARO Inc.[a]	11,323	938,337
TG Therapeutics Inc.[a,b]	15,790	129,478
Tocagen Inc.[a]	5,195	53,249
Trevena Inc.[a]	13,098	20,957
Ultragenyx Pharmaceutical Inc.[a,b]	12,046	558,693
United Therapeutics Corp.[a]	13,141	1,944,211
Vanda Pharmaceuticals Inc.[a]	14,331	217,831
VBI Vaccines Inc.[a]	17,973	76,745
Veracyte Inc.[a]	11,725	76,564
Versartis Inc.[a]	8,183	18,003
Vertex Pharmaceuticals Inc.[a]	77,155	11,562,448
Voyager Therapeutics Inc.[a]	6,865	113,959
vTv Therapeutics Inc. Class Aa	1,798	10,806
XBiotech Inc.[a,b]	5,720	22,537
Xencor Inc.[a,b]	11,524	252,606
ZIOPHARM Oncology Inc.[a,b]	35,992	149,007

		261,703,449
BUILDING PRODUCTS — 0.47%
AAON Inc.	11,843	434,638
Advanced Drainage Systems Inc.	9,504	226,670
Allegion PLC	29,073	2,313,048
American Woodmark Corp.[a]	4,448	579,352
AO Smith Corp.	43,741	2,680,448
Apogee Enterprises Inc.	8,253	377,410
Armstrong Flooring Inc.[a]	5,637	95,378
Armstrong World Industries Inc.[a]	13,787	834,803
Builders FirstSource Inc.[a]	33,847	737,526
Caesarstone Ltd.[a]	7,142	157,124
Continental Building Products Inc.[a]	11,973	337,040
CSW Industrials Inc.[a]	4,298	197,493
Fortune Brands Home & Security Inc.	47,081	3,222,224
Gibraltar Industries Inc.[a]	9,488	313,104
Griffon Corp.	8,290	168,701
Insteel Industries Inc.	5,036	142,620

Security	Shares	Value
JELD-WEN Holding Inc.[a]	20,531	$808,305
Johnson Controls International PLC	288,393	10,990,657
Lennox International Inc.	11,749	2,446,847
Masco Corp.	97,514	4,284,765
Masonite International Corp.[a]	8,358	619,746
NCI Building Systems Inc.[a]	13,253	255,783
Owens Corning	33,858	3,112,905
Patrick Industries Inc.[a]	6,798	472,121
PGT Innovations Inc.[a]	17,238	290,460
Ply Gem Holdings Inc.[a]	5,069	93,777
Quanex Building Products Corp.	10,563	247,174
Simpson Manufacturing Co. Inc.	11,928	684,786
Trex Co. Inc.[a]	9,436	1,022,768
Universal Forest Products Inc.	18,951	712,937
USG Corp.[a,b]	26,645	1,027,431

		39,888,041
CAPITAL MARKETS — 2.91%
Affiliated Managers Group Inc.	17,207	3,531,737
Ameriprise Financial Inc.	45,356	7,686,481
Arlington Asset Investment Corp. Class Ab	5,806	68,395
Artisan Partners Asset Management Inc. Class A	14,568	575,436
Associated Capital Group Inc. Class A	1,909	65,097
B. Riley Financial Inc.	8,509	154,013
Bank of New York Mellon Corp. (The)	304,664	16,409,203
BGC Partners Inc. Class A	72,382	1,093,692
BlackRock Inc.[c]	38,188	19,617,558
Cboe Global Markets Inc.	33,689	4,197,313
Charles Schwab Corp. (The)	363,893	18,693,183
CME Group Inc.	104,080	15,200,884
Cohen & Steers Inc.	7,145	337,887
Cowen Inc. Class Aa,b	7,220	98,553
Diamond Hill Investment Group Inc.	836	172,768
Donnelley Financial Solutions Inc.[a]	11,727	228,559
E*TRADE Financial Corp.[a]	83,799	4,153,916
Eaton Vance Corp. NVS	34,103	1,923,068
Evercore Inc. Class A	11,464	1,031,760

361

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
FactSet Research Systems Inc.	11,767	$2,268,207
Federated Investors Inc. Class B NVS	28,632	1,033,043
Financial Engines Inc.	17,098	518,069
Franklin Resources Inc.	102,177	4,427,329
GAIN Capital Holdings Inc.	11,530	115,300
GAMCO Investors Inc. Class A	1,811	53,696
Goldman Sachs Group Inc. (The)	108,078	27,533,951
Greenhill & Co. Inc.	8,596	167,622
Hamilton Lane Inc. Class A	4,184	148,072
Houlihan Lokey Inc.	8,400	381,612
Interactive Brokers Group Inc. Class A	20,949	1,240,390
Intercontinental Exchange Inc.	179,869	12,691,557
INTL. FCStone Inc.[a]	4,076	173,352
Invesco Ltd.	122,665	4,482,179
Investment Technology Group Inc.	10,630	204,628
Ladenburg Thalmann Financial Services Inc.	29,925	94,563
Lazard Ltd. Class A	36,612	1,922,130
Legg Mason Inc.	26,362	1,106,677
LPL Financial Holdings Inc.	26,530	1,515,924
MarketAxess Holdings Inc.	11,286	2,276,951
Medley Management Inc. Class A	1,729	11,239
Moelis & Co. Class A	9,503	460,896
Moody’s Corp.	50,782	7,495,931
Morgan Stanley	396,407	20,799,475
Morningstar Inc.	6,052	586,862
MSCI Inc.	27,134	3,433,536
Nasdaq Inc.	34,635	2,661,007
Northern Trust Corp.	63,921	6,385,069
OM Asset Management PLC	22,951	384,429
Oppenheimer Holdings Inc. Class A	2,965	79,462
Piper Jaffray Companies	4,327	373,204
PJT Partners Inc. Class A	5,292	241,315
Pzena Investment Management Inc. Class A	3,227	34,432
Raymond James Financial Inc.	39,724	3,547,353
S&P Global Inc.	79,303	13,433,928

Security	Shares	Value
Safeguard Scientifics Inc.[a]	6,134	$68,701
SEI Investments Co.	41,311	2,968,608
Silvercrest Asset Management Group Inc. Class A	2,101	33,721
State Street Corp.	115,298	11,254,238
Stifel Financial Corp.	20,909	1,245,340
T Rowe Price Group Inc.	71,931	7,547,720
TD Ameritrade Holding Corp.	78,146	3,995,605
Value Line Inc.	318	6,153
Virtu Financial Inc. Class A	9,655	176,687
Virtus Investment Partners Inc.	2,049	235,737
Waddell & Reed Financial Inc. Class A	23,568	526,509
Westwood Holdings Group Inc.	1,961	129,838
WisdomTree Investments Inc.	31,445	394,635

		246,106,385
CHEMICALS — 2.29%
A Schulman Inc.	8,473	315,619
AdvanSix Inc.[a]	9,227	388,180
AgroFresh Solutions Inc.[a,b]	6,552	48,485
Air Products & Chemicals Inc.	65,839	10,802,863
Albemarle Corp.	33,570	4,293,267
American Vanguard Corp.	7,874	154,724
Ashland Global Holdings Inc.	19,091	1,359,279
Axalta Coating Systems Ltd.[a]	64,865	2,099,031
Balchem Corp.	9,663	778,838
Cabot Corp.	18,244	1,123,648
Calgon Carbon Corp.	16,338	347,999
Celanese Corp. Series A	41,760	4,471,661
CF Industries Holdings Inc.	72,460	3,082,448
Chase Corp.	1,872	225,576
Chemours Co. (The)	56,204	2,813,572
Codexis Inc.[a,b]	9,952	83,099
Core Molding Technologies Inc.	3,807	82,612
DowDuPont Inc.	717,142	51,074,853
Eastman Chemical Co.	45,053	4,173,710
Ecolab Inc.	79,044	10,606,124
Ferro Corp.[a]	25,909	611,193
Flotek Industries Inc.[a,b]	16,031	74,705
FMC Corp.	41,513	3,929,621
FutureFuel Corp.	5,565	78,411
GCP Applied Technologies Inc.[a]	21,103	673,186
Hawkins Inc.	2,542	89,478

362

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
HB Fuller Co.	15,779	$850,015
Huntsman Corp.	61,593	2,050,431
Ingevity Corp.[a]	12,971	914,066
Innophos Holdings Inc.	6,293	294,072
Innospec Inc.	7,564	534,018
International Flavors & Fragrances Inc.	24,538	3,744,744
Intrepid Potash Inc.[a,b]	36,544	173,949
KMG Chemicals Inc.	3,999	264,254
Koppers Holdings Inc.[a]	6,106	310,795
Kraton Corp.[a]	9,363	451,016
Kronos Worldwide Inc.	5,730	147,662
LSB Industries Inc.[a]	5,394	47,251
LyondellBasell Industries NV Class A	99,487	10,975,406
Minerals Technologies Inc.	10,280	707,778
Monsanto Co.	134,714	15,731,901
Mosaic Co. (The)	106,558	2,734,278
NewMarket Corp.	2,204	875,848
Olin Corp.	49,814	1,772,382
OMNOVA Solutions Inc.[a]	13,112	131,120
Platform Specialty Products Corp.[a]	67,486	669,461
PolyOne Corp.	24,456	1,063,836
PPG Industries Inc.	79,057	9,235,439
PQ Group Holdings Inc.[a]	8,914	146,635
Praxair Inc.	87,811	13,582,606
Quaker Chemical Corp.	4,150	625,779
Rayonier Advanced Materials Inc.	12,004	245,482
RPM International Inc.	40,605	2,128,514
Scotts Miracle-Gro Co. (The) Class A	13,192	1,411,412
Sensient Technologies Corp.	13,243	968,726
Sherwin-Williams Co. (The)	25,254	10,355,150
Stepan Co.	6,248	493,405
Trecora Resources[a]	5,657	76,370
Tredegar Corp.	6,794	130,445
Trinseo SA	13,465	977,559
Tronox Ltd. Class A	26,196	537,280
Valhi Inc.	5,512	34,009
Valvoline Inc.	62,906	1,576,424
Westlake Chemical Corp.	11,313	1,205,174
WR Grace & Co.	20,796	1,458,424

		193,415,298

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.53%
ABM Industries Inc.	17,706	$667,870
ACCO Brands Corp.[a]	32,318	394,280
Advanced Disposal Services Inc.[a]	13,297	318,330
Aqua Metals Inc.[a,b]	3,206	6,829
ARC Document Solutions Inc.[a]	10,468	26,693
Brady Corp. Class A	14,829	562,019
Brink’s Co. (The)	13,655	1,074,648
Casella Waste Systems Inc. Class Aa	10,682	245,900
CECO Environmental Corp.	7,568	38,824
Cintas Corp.	26,243	4,089,447
Clean Harbors Inc.[a]	15,744	853,325
CompX International Inc.	433	5,759
Copart Inc.[a]	61,138	2,640,550
Covanta Holding Corp.	34,663	585,805
Deluxe Corp.	14,682	1,128,165
Ennis Inc.	7,566	156,995
Essendant Inc.	11,672	108,199
Healthcare Services Group Inc.	21,425	1,129,526
Heritage-Crystal Clean Inc.[a]	6,140	133,545
Herman Miller Inc.	18,958	759,268
HNI Corp.	13,638	526,018
Hudson Technologies Inc.[a,b]	11,125	67,529
InnerWorkings Inc.[a,b]	12,706	127,441
Interface Inc.	16,805	422,646
KAR Auction Services Inc.	41,975	2,120,157
Kimball International Inc. Class B	9,426	175,983
Knoll Inc.	13,762	317,076
LSC Communications Inc.	11,599	175,725
Matthews International Corp. Class A	9,274	489,667
McGrath RentCorp	7,204	338,444
Mobile Mini Inc.	13,309	459,160
MSA Safety Inc.	10,299	798,378
Multi-Color Corp.	3,966	296,855
NL Industries Inc.[a]	1,930	27,503
Pitney Bowes Inc.	57,648	644,505
Quad/Graphics Inc.	10,111	228,509
Republic Services Inc.	70,238	4,748,791
Rollins Inc.	30,097	1,400,413
RR Donnelley & Sons Co.	21,525	200,183

363

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
SP Plus Corp.[a]	4,421	$164,019
Steelcase Inc. Class A	24,196	367,779
Stericycle Inc.[a,b]	25,734	1,749,655
Team Inc.[a,b]	7,892	117,591
Tetra Tech Inc.	16,397	789,516
U.S. Ecology Inc.	6,204	316,404
UniFirst Corp./MAb	4,936	813,946
Viad Corp.	5,656	313,342
VSE Corp.	2,284	110,614
Waste Management Inc.	133,948	11,559,712

		44,793,538
COMMUNICATIONS EQUIPMENT — 1.08%
Acacia Communications Inc.[a,b]	5,607	203,142
ADTRAN Inc.	16,403	317,398
Aerohive Networks Inc.[a]	2,773	16,167
Applied Optoelectronics Inc.[a,b]	6,041	228,471
Arista Networks Inc.[a,b]	16,152	3,805,088
ARRIS International PLC[a]	55,039	1,413,952
CalAmp Corp.[a]	9,749	208,921
Calix Inc.[a]	11,465	68,217
Ciena Corp.[a]	41,370	865,874
Cisco Systems Inc.	1,523,403	58,346,335
Clearfield Inc.[a]	3,267	40,021
CommScope Holding Co. Inc.[a]	58,268	2,204,278
Comtech Telecommunications Corp.	5,182	114,626
Digi International Inc.[a]	7,504	71,663
EchoStar Corp. Class Aa	14,355	859,865
EMCORE Corp.[a]	8,184	52,787
Extreme Networks Inc.[a]	34,860	436,447
F5 Networks Inc.[a]	19,783	2,595,925
Finisar Corp.[a,b]	33,536	682,458
Harmonic Inc.[a]	29,073	122,107
Infinera Corp.[a,b]	44,117	279,261
InterDigital Inc./PA	10,400	791,960
Juniper Networks Inc.	114,927	3,275,419
KVH Industries Inc.[a]	4,202	43,491
Lumentum Holdings Inc.[a,b]	18,492	904,259
Motorola Solutions Inc.	49,941	4,511,670
NETGEAR Inc.[a]	8,967	526,811
NetScout Systems Inc.[a]	26,760	814,842
Oclaro Inc.[a,b]	50,240	338,618
Palo Alto Networks Inc.[a]	27,177	3,939,034
Plantronics Inc.	9,498	478,509

Security	Shares	Value
Quantenna Communications Inc.[a]	7,907	$96,465
Ribbon Communications Inc.[a]	15,777	121,956
Ubiquiti Networks Inc.[a,b]	6,919	491,387
ViaSat Inc.[a,b]	16,898	1,264,815
Viavi Solutions Inc.[a]	67,587	590,710

		91,122,949
CONSTRUCTION & ENGINEERING — 0.21%
AECOM[a]	48,789	1,812,511
Aegion Corp.[a]	11,400	289,902
Ameresco Inc. Class Aa	5,697	48,994
Argan Inc.	4,445	200,025
Chicago Bridge & Iron Co. NV	31,125	502,357
Comfort Systems USA Inc.	10,630	464,000
Dycom Industries Inc.[a,b]	9,624	1,072,402
EMCOR Group Inc.	17,493	1,430,053
Fluor Corp.	43,803	2,262,425
Granite Construction Inc.	12,213	774,671
Great Lakes Dredge & Dock Corp.[a,b]	17,124	92,470
HC2 Holdings Inc.[a,b]	7,628	45,387
IES Holdings Inc.[a,b]	2,318	39,986
Jacobs Engineering Group Inc.	37,286	2,459,385
KBR Inc.	42,678	846,305
Layne Christensen Co.[a,b]	5,395	67,707
MasTec Inc.[a,b]	19,500	954,525
MYR Group Inc.[a]	4,178	149,280
Northwest Pipe Co.[a,b]	4,845	92,733
NV5 Global Inc.[a]	3,172	171,764
Orion Group Holdings Inc.[a]	7,569	59,265
Primoris Services Corp.	13,308	361,845
Quanta Services Inc.[a]	45,358	1,773,951
Sterling Construction Co. Inc.[a]	7,837	127,586
Tutor Perini Corp.[a,b]	11,364	288,077
Valmont Industries Inc.	6,884	1,141,711

		17,529,317
CONSTRUCTION MATERIALS — 0.15%
Eagle Materials Inc.	14,156	1,603,875
Forterra Inc.[a,b]	5,602	62,182
Martin Marietta Materials Inc.	19,171	4,237,558
Summit Materials Inc. Class Aa,b	32,678	1,027,396
U.S. Concrete Inc.[a]	4,957	414,653
U.S. Lime & Minerals Inc.	387	29,838
Vulcan Materials Co.	40,132	5,151,745

		12,527,247

364

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
CONSUMER FINANCE — 0.80%
Ally Financial Inc.	137,158	$3,999,527
American Express Co.	221,459	21,993,093
Capital One Financial Corp.	147,921	14,729,973
Credit Acceptance Corp.[a,b]	3,412	1,103,714
Discover Financial Services	111,624	8,586,118
Elevate Credit Inc.[a]	9,301	70,036
Encore Capital Group Inc.[a,b]	7,518	316,508
Enova International Inc.[a]	7,690	116,888
EZCORP Inc. Class Aa,b	13,782	168,140
FirstCash Inc.	13,909	938,162
Green Dot Corp. Class Aa	13,792	831,106
LendingClub Corp.[a,b]	96,664	399,222
Navient Corp.	80,955	1,078,321
Nelnet Inc. Class A	5,178	283,651
OneMain Holdings Inc.[a]	19,373	503,504
PRA Group Inc.[a,b]	14,223	472,204
Regional Management Corp.[a]	3,176	83,561
Santander Consumer USA Holdings Inc.	45,085	839,483
SLM Corp.[a]	129,033	1,458,073
Synchrony Financial	241,783	9,335,242
World Acceptance Corp.[a]	1,504	121,403

		67,427,929
CONTAINERS & PACKAGING — 0.46%
AptarGroup Inc.	18,979	1,637,508
Ardagh Group SA	5,649	119,194
Avery Dennison Corp.	27,216	3,126,030
Ball Corp.	105,528	3,994,235
Bemis Co. Inc.	27,826	1,329,804
Berry Global Group Inc.[a]	39,204	2,300,099
Crown Holdings Inc.[a]	39,929	2,246,006
Graphic Packaging Holding Co.	92,879	1,434,980
Greif Inc. Class A NVS	7,374	446,717
Greif Inc. Class B	1,745	121,016
International Paper Co.	126,194	7,311,680
Myers Industries Inc.	7,622	148,629
Owens-Illinois Inc.[a]	50,721	1,124,485
Packaging Corp. of America	28,871	3,480,399
Sealed Air Corp.	55,214	2,722,050
Silgan Holdings Inc.	22,327	656,190
Sonoco Products Co.	30,640	1,628,210
UFP Technologies Inc.[a]	1,931	53,682
WestRock Co.	77,377	4,891,000

		38,771,914

Security	Shares	Value
DISTRIBUTORS — 0.12%
Core-Mark Holding Co. Inc.	13,120	$414,329
Funko Inc. Class Aa	10,622	70,636
Genuine Parts Co.	43,803	4,161,723
LKQ Corp.[a]	94,357	3,837,499
Pool Corp.	12,095	1,568,117
Weyco Group Inc.	1,912	56,825

		10,109,129
DIVERSIFIED CONSUMER SERVICES — 0.16%
Adtalem Global Education Inc.	18,072	759,928
American Public Education Inc.[a]	5,263	131,838
Ascent Capital Group Inc. Class Aa	4,108	47,201
Bridgepoint Education Inc.[a]	5,061	42,006
Bright Horizons Family Solutions Inc.[a,b]	16,401	1,541,694
Cambium Learning Group Inc.[a]	3,796	21,561
Capella Education Co.	3,169	245,281
Career Education Corp.[a]	19,193	231,851
Carriage Services Inc.	4,510	115,952
Chegg Inc.[a,b]	27,122	442,631
Collectors Universe Inc.	1,993	57,080
Graham Holdings Co. Class B	1,251	698,496
Grand Canyon Education Inc.[a]	14,127	1,264,790
H&R Block Inc.	62,936	1,650,182
Houghton Mifflin Harcourt Co.[a]	31,372	291,760
K12 Inc.[a]	10,216	162,434
Laureate Education Inc. Class Aa	17,138	232,391
Liberty Tax Inc.	1,272	13,992
Regis Corp.[a]	8,997	138,194
Service Corp. International/U.S.	56,396	2,104,699
ServiceMaster Global Holdings Inc.[a]	40,644	2,083,818
Sotheby’sa	11,556	596,290
Strayer Education Inc.	3,356	300,630
Weight Watchers International Inc.[a]	9,229	408,660

		13,583,359
DIVERSIFIED FINANCIAL SERVICES — 1.46%
Berkshire Hathaway Inc. Class Ba	591,288	117,205,107
Cannae Holdings Inc.[a]	19,182	326,670

365

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Leucadia National Corp.	99,392	$2,632,894
Marlin Business Services Corp.	2,366	52,998
On Deck Capital Inc.[a]	17,822	102,298
Tiptree Inc.	12,852	76,470
Voya Financial Inc.[b]	55,096	2,725,599

		123,122,036
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.79%
AT&T Inc.	1,890,951	73,520,175
ATN International Inc.	3,520	194,515
CenturyLink Inc.	294,650	4,914,762
Cincinnati Bell Inc.[a]	11,299	235,584
Cogent Communications Holdings Inc.	13,507	611,867
Consolidated Communications Holdings Inc.	18,762	228,709
Frontier Communications Corp.[b]	23,249	157,163
General Communication Inc. Class Aa	8,757	341,698
Globalstar Inc.[a,b]	203,830	267,018
Hawaiian Telcom Holdco Inc.[a]	3,005	92,734
IDT Corp. Class B	4,321	45,803
Intelsat SAa,b	6,405	21,713
Iridium Communications Inc.[a,b]	27,204	321,007
Ooma Inc.[a]	9,346	111,685
ORBCOMM Inc.[a,b]	22,210	226,098
pdvWireless Inc.[a]	3,562	114,340
Straight Path Communications Inc. Class Ba	3,059	556,096
Verizon Communications Inc.	1,255,268	66,441,335
Vonage Holdings Corp.[a]	65,813	669,318
Windstream Holdings Inc.[b]	54,299	100,453
Zayo Group Holdings Inc.[a]	56,734	2,087,811

		151,259,884
ELECTRIC UTILITIES — 1.67%
ALLETE Inc.	15,286	1,136,667
Alliant Energy Corp.	70,265	2,993,992
American Electric Power Co. Inc.	151,644	11,156,449
Avangrid Inc.	16,952	857,432
Duke Energy Corp.	215,159	18,097,023
Edison International	97,157	6,144,209
El Paso Electric Co.	12,987	718,830
Entergy Corp.	55,253	4,497,042

Security	Shares	Value
Eversource Energy	98,112	$6,198,716
Exelon Corp.	294,253	11,596,511
FirstEnergy Corp.	135,687	4,154,736
Genie Energy Ltd. Class B	3,596	15,679
Great Plains Energy Inc.	65,036	2,096,761
Hawaiian Electric Industries Inc.	34,037	1,230,438
IDACORP Inc.	15,308	1,398,539
MGE Energy Inc.	11,004	694,352
NextEra Energy Inc.	143,718	22,447,314
OGE Energy Corp.	62,056	2,042,263
Otter Tail Corp.	12,240	544,068
PG&E Corp.	157,887	7,078,074
Pinnacle West Capital Corp.	33,928	2,889,987
PNM Resources Inc.	23,643	956,359
Portland General Electric Co.	27,692	1,262,201
PPL Corp.	210,069	6,501,636
Southern Co. (The)	306,021	14,716,550
Spark Energy Inc. Class Ab	1,758	21,799
Westar Energy Inc.	43,966	2,321,405
Xcel Energy Inc.	156,275	7,518,390

		141,287,422
ELECTRICAL EQUIPMENT — 0.59%
Acuity Brands Inc.	12,805	2,253,680
Allied Motion Technologies Inc.	1,825	60,389
AMETEK Inc.	69,331	5,024,418
Atkore International Group Inc.[a]	9,953	213,492
AZZ Inc.	7,788	397,967
Babcock & Wilcox Enterprises Inc.[a,b]	16,046	91,141
Eaton Corp. PLC	137,601	10,871,855
Emerson Electric Co.	197,718	13,778,967
Encore Wire Corp.	5,995	291,657
Energous Corp.[a,b]	4,408	85,736
EnerSys	13,454	936,802
Generac Holdings Inc.[a,b]	17,952	888,983
General Cable Corp.	14,174	419,550
Hubbell Inc.	17,051	2,307,682
LSI Industries Inc.	5,448	37,482
Plug Power Inc.[a,b]	83,517	197,100
Powell Industries Inc.	2,487	71,253
Preformed Line Products Co.	767	54,495
Regal Beloit Corp.	13,820	1,058,612
Revolution Lighting Technologies Inc.[a,b]	22,466	73,913

366

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Rockwell Automation Inc.	39,230	$7,702,811
Sensata Technologies Holding NVa,b	51,649	2,639,780
Sunrun Inc.[a,b]	30,023	177,136
Thermon Group Holdings Inc.[a,b]	10,260	242,854
TPI Composites Inc.[a]	1,828	37,401
Vicor Corp.[a]	5,473	114,386
Vivint Solar Inc.[a,b]	5,936	24,041

		50,053,583
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.76%
Akoustis Technologies Inc.[a,b]	8,753	54,531
Amphenol Corp. Class A	92,146	8,090,419
Anixter International Inc.[a]	8,866	673,816
Arrow Electronics Inc.[a,b]	26,993	2,170,507
Avnet Inc.	37,497	1,485,631
AVX Corp.	13,847	239,553
Badger Meter Inc.	8,362	399,704
Bel Fuse Inc. Class B	3,163	79,628
Belden Inc.	12,488	963,699
Benchmark Electronics Inc.[a]	16,467	479,190
CDW Corp./DE	45,600	3,168,744
Cognex Corp.	50,334	3,078,427
Coherent Inc.[a]	7,469	2,107,901
Control4 Corp.[a,b]	8,192	243,794
Corning Inc.	263,846	8,440,434
CTS Corp.	9,641	248,256
Daktronics Inc.	10,451	95,418
Dolby Laboratories Inc. Class A	17,516	1,085,992
Electro Scientific Industries Inc.[a]	8,233	176,433
ePlus Inc.[a]	4,406	331,331
Fabrinet[a,b]	10,792	309,730
FARO Technologies Inc.[a]	4,961	233,167
Fitbit Inc. Class Aa,b	52,983	302,533
FLIR Systems Inc.	43,292	2,018,273
II-VI Inc.[a,b]	19,056	894,679
Insight Enterprises Inc.[a]	10,342	395,995
IPG Photonics Corp.[a]	10,998	2,355,002
Iteris Inc.[a,b]	12,787	89,125
Itron Inc.[a]	10,840	739,288
Jabil Inc.	54,325	1,426,031
KEMET Corp.[a]	19,585	294,950
Keysight Technologies Inc.[a]	56,352	2,344,243

Security	Shares	Value
Kimball Electronics Inc.[a]	7,093	$129,447
Knowles Corp.[a]	28,792	422,091
Littelfuse Inc.	6,824	1,349,924
Maxwell Technologies Inc.[a,b]	9,415	54,230
Mesa Laboratories Inc.	819	101,802
Methode Electronics Inc.	10,802	433,160
MicroVision Inc.[a,b]	31,341	51,086
MTS Systems Corp.	4,539	243,744
Napco Security Technologies Inc.[a]	8,473	74,139
National Instruments Corp.	32,266	1,343,234
Novanta Inc.[a]	10,679	533,950
OSI Systems Inc.[a]	5,616	361,558
Park Electrochemical Corp.	6,062	119,118
PC Connection Inc.	2,514	65,892
PCM Inc.[a]	4,382	43,382
Plexus Corp.[a]	9,930	602,950
Radisys Corp.[a]	10,630	10,683
Rogers Corp.[a]	5,748	930,716
Sanmina Corp.[a]	21,042	694,386
ScanSource Inc.[a]	7,815	279,777
SYNNEX Corp.	8,977	1,220,423
Systemax Inc.	3,332	110,856
Tech Data Corp.[a]	10,791	1,057,194
Trimble Inc.[a]	77,336	3,142,935
TTM Technologies Inc.[a]	28,027	439,183
Universal Display Corp.[b]	12,555	2,167,621
VeriFone Systems Inc.[a]	32,746	579,932
Vishay Intertechnology Inc.	39,400	817,550
Vishay Precision Group Inc.[a]	3,404	85,611
Zebra Technologies Corp. Class Aa	15,970	1,657,686

		64,140,684
ENERGY EQUIPMENT & SERVICES — 0.80%
Archrock Inc.	19,886	208,803
Baker Hughes a GE Co.	129,956	4,111,808
Basic Energy Services Inc.[a]	5,295	124,274
Bristow Group Inc.	10,341	139,293
C&J Energy Services Inc.[a]	14,076	471,124
CARBO Ceramics Inc.[a,b]	5,588	56,886
Diamond Offshore Drilling Inc.[a,b]	19,465	361,854
Dril-Quip Inc.[a]	11,608	553,702
Ensco PLC Class A	125,471	741,534

367

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Era Group Inc.[a]	6,129	$65,887
Exterran Corp.[a]	9,918	311,822
Fairmount Santrol Holdings Inc.[a]	49,856	260,747
Forum Energy Technologies Inc.[a,b]	26,810	416,895
Frank’s International NV	18,464	122,786
Geospace Technologies Corp.[a]	3,584	46,484
Gulf Island Fabrication Inc.	7,274	97,653
Halliburton Co.	266,523	13,024,979
Helix Energy Solutions Group Inc.[a]	41,620	313,815
Helmerich & Payne Inc.	32,372	2,092,526
Independence Contract Drilling Inc.[a]	13,180	52,456
Keane Group Inc.[a]	9,356	177,857
Key Energy Services Inc.[a]	4,367	51,487
Mammoth Energy Services Inc.[a]	4,794	94,106
Matrix Service Co.[a]	7,390	131,542
McDermott International Inc.[a,b]	88,520	582,462
Nabors Industries Ltd.[b]	90,385	617,329
National Oilwell Varco Inc.	116,785	4,206,596
Natural Gas Services Group Inc.[a]	3,383	88,635
NCS Multistage Holdings Inc.[a]	3,497	51,546
Newpark Resources Inc.[a]	25,783	221,734
Noble Corp. PLC[a]	69,494	314,113
Oceaneering International Inc.	28,711	606,950
Oil States International Inc.[a]	15,375	435,112
Parker Drilling Co.[a]	34,275	34,275
Patterson-UTI Energy Inc.	63,561	1,462,539
PHI Inc. NVS[a,b]	3,919	45,343
Pioneer Energy Services Corp.[a]	17,485	53,329
ProPetro Holding Corp.[a]	17,409	350,965
Ranger Energy Services Inc.[a]	8,559	79,000
RigNet Inc.[a]	3,471	51,891
Rowan Companies PLC Class Aa	33,368	522,543
RPC Inc.	17,489	446,494
Schlumberger Ltd.	427,292	28,795,208
SEACOR Holdings Inc.[a]	4,385	202,675
SEACOR Marine Holdings Inc.[a,b]	4,408	51,574
Select Energy Services Inc. Class Aa	10,377	189,276

Security	Shares	Value
Smart Sand Inc.[a]	5,299	$45,889
Solaris Oilfield Infrastructure Inc. Class Aa	4,880	104,481
Superior Energy Services Inc.[a]	45,219	435,459
TETRA Technologies Inc.[a,b]	34,188	145,983
Transocean Ltd.[a,b]	119,728	1,278,695
U.S. Silica Holdings Inc.	24,836	808,660
Unit Corp.[a,b]	16,571	364,562
Weatherford International PLC[a,b]	269,329	991,131
Willbros Group Inc.[a]	12,892	18,307

		67,633,076
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.71%
Acadia Realty Trust	24,299	664,821
Agree Realty Corp.	7,489	385,234
Alexander & Baldwin Inc.	13,952	387,028
Alexander’s Inc.	706	279,470
Alexandria Real Estate Equities Inc.	29,130	3,804,087
Altisource Residential Corp.[b]	16,186	191,966
American Assets Trust Inc.	12,289	469,931
American Campus Communities Inc.	41,425	1,699,668
American Homes 4 Rent Class A	73,437	1,603,864
American Tower Corp.	129,622	18,493,171
Apartment Investment & Management Co. Class A	48,376	2,114,515
Apple Hospitality REIT Inc.	64,063	1,256,275
Armada Hoffler Properties Inc.	12,179	189,140
Ashford Hospitality Prime Inc.	9,189	89,409
Ashford Hospitality Trust Inc.	21,414	144,116
AvalonBay Communities Inc.	42,077	7,506,958
Bluerock Residential Growth REIT Inc.[b]	5,713	57,758
Boston Properties Inc.	47,606	6,190,208
Brandywine Realty Trust	51,737	941,096
Brixmor Property Group Inc.	93,338	1,741,687
Camden Property Trust	27,844	2,563,319
CareTrust REIT Inc.	24,042	402,944
CatchMark Timber Trust Inc. Class A	10,819	142,053

368

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
CBL & Associates Properties Inc.[b]	52,951	$299,703
Cedar Realty Trust Inc.	25,776	156,718
Chatham Lodging Trust[b]	15,006	341,537
Chesapeake Lodging Trust	17,886	484,532
City Office REIT Inc.	8,044	104,652
Clipper Realty Inc.	1,738	17,363
Colony NorthStar Inc. Class A	165,666	1,890,249
Columbia Property Trust Inc.	37,461	859,730
Community Healthcare Trust Inc.[b]	6,746	189,563
CoreCivic Inc.	35,387	796,207
CorEnergy Infrastructure Trust Inc.[b]	4,504	172,053
CoreSite Realty Corp.	10,586	1,205,745
Corporate Office Properties Trust	29,492	861,166
Cousins Properties Inc.	126,848	1,173,344
Crown Castle International Corp.	123,539	13,714,064
CubeSmart[b]	54,585	1,578,598
CyrusOne Inc.	27,851	1,657,970
DCT Industrial Trust Inc.	28,548	1,678,051
DDR Corp.	92,928	832,635
DiamondRock Hospitality Co.	61,815	697,891
Digital Realty Trust Inc.	62,756	7,147,908
Douglas Emmett Inc.	48,960	2,010,298
Duke Realty Corp.	108,590	2,954,734
Easterly Government Properties Inc.[b]	13,646	291,206
EastGroup Properties Inc.	10,173	899,090
Education Realty Trust Inc.	22,153	773,583
Empire State Realty Trust Inc. Class A	39,780	816,683
EPR Properties	18,889	1,236,474
Equinix Inc.	23,901	10,832,411
Equity Commonwealth[a,b]	37,472	1,143,271
Equity LifeStyle Properties Inc.	24,827	2,210,100
Equity Residential	108,863	6,942,194
Essex Property Trust Inc.	20,196	4,874,709
Extra Space Storage Inc.[b]	37,237	3,256,376
Farmland Partners Inc.	10,004	86,835
Federal Realty Investment Trust[b]	22,330	2,965,647

Security	Shares	Value
First Industrial Realty Trust Inc.	37,229	$1,171,597
Forest City Realty Trust Inc. Class Ab	77,137	1,859,002
Four Corners Property Trust Inc.	18,178	467,175
Franklin Street Properties Corp.[b]	32,693	351,123
Gaming and Leisure Properties Inc.	62,467	2,311,279
GEO Group Inc. (The)	37,161	877,000
Getty Realty Corp.	10,262	278,716
GGP Inc.	188,186	4,401,671
Gladstone Commercial Corp.	7,387	155,570
Global Medical REIT Inc.	4,510	36,982
Global Net Lease Inc.[b]	20,151	414,708
Government Properties Income Trust	17,884	331,569
Gramercy Property Trust	49,055	1,307,806
HCP Inc.	145,899	3,805,046
Healthcare Realty Trust Inc.[b]	37,339	1,199,329
Healthcare Trust of America Inc. Class Ab	62,598	1,880,444
Hersha Hospitality Trust	11,221	195,245
Highwoods Properties Inc.	31,548	1,606,109
Hospitality Properties Trust	45,146	1,347,608
Host Hotels & Resorts Inc.	223,956	4,445,527
Hudson Pacific Properties Inc.	47,658	1,632,286
Independence Realty Trust Inc.	28,887	291,470
InfraREIT Inc.[a,b]	11,513	213,912
Investors Real Estate Trust	36,312	206,252
Invitation Homes Inc.	89,684	2,113,852
Iron Mountain Inc.	85,223	3,215,464
iStar Inc.[a,b]	18,553	209,649
JBG SMITH Properties	26,163	908,641
Jernigan Capital Inc.	3,179	60,433
Kilroy Realty Corp.	30,144	2,250,250
Kimco Realty Corp.[b]	127,806	2,319,679
Kite Realty Group Trust	23,933	469,087
Lamar Advertising Co. Class A	25,911	1,923,633
LaSalle Hotel Properties	34,585	970,801
Lexington Realty Trust	67,856	654,810
Liberty Property Trust	44,695	1,922,332
Life Storage Inc.[b]	14,527	1,293,920
LTC Properties Inc.	11,525	501,914
Macerich Co. (The)	41,758	2,742,665

369

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Mack-Cali Realty Corp.	28,102	$605,879
MedEquities Realty Trust Inc.	6,820	76,520
Medical Properties Trust Inc.	110,464	1,522,194
Mid-America Apartment Communities Inc.	34,889	3,508,438
Monmouth Real Estate Investment Corp.[b]	19,587	348,649
National Health Investors Inc.	12,187	918,656
National Retail Properties Inc.[b]	47,328	2,041,257
National Storage Affiliates Trust	12,601	343,503
New Senior Investment Group Inc.	24,975	188,811
NexPoint Residential Trust Inc.	5,133	143,416
NorthStar Realty Europe Corp.	17,706	237,792
Omega Healthcare Investors Inc.[b]	59,441	1,637,005
One Liberty Properties Inc.	3,299	85,510
Outfront Media Inc.	41,820	970,224
Paramount Group Inc.[b]	60,936	965,836
Park Hotels & Resorts Inc.[b]	44,003	1,265,086
Pebblebrook Hotel Trust[b]	20,916	777,448
Pennsylvania REIT[b]	20,300	241,367
Physicians Realty Trust	52,877	951,257
Piedmont Office Realty Trust Inc. Class A	44,245	867,644
Potlatch Corp.	11,648	581,235
Preferred Apartment Communities Inc. Class A	11,433	231,518
Prologis Inc.	161,987	10,449,781
PS Business Parks Inc.	6,159	770,429
Public Storage[b]	45,528	9,515,352
QTS Realty Trust Inc. Class Ab	15,277	827,402
Quality Care Properties Inc.[a]	28,428	392,591
RAIT Financial Trust[b]	24,731	9,274
Ramco-Gershenson Properties Trust	22,236	327,536
Rayonier Inc.[b]	38,792	1,226,991
Realty Income Corp.	86,809	4,949,849
Regency Centers Corp.	45,619	3,155,922
Retail Opportunity Investments Corp.	33,856	675,427
Retail Properties of America Inc. Class A	72,459	973,849

Security	Shares	Value
Rexford Industrial Realty Inc.[b]	24,908	$726,317
RLJ Lodging Trust	53,476	1,174,868
Ryman Hospitality Properties Inc.	13,945	962,484
Sabra Health Care REIT Inc.	53,551	1,005,152
Safety Income and Growth Inc.[b]	4,069	71,614
Saul Centers Inc.[b]	3,774	233,044
SBA Communications Corp.[a]	36,645	5,986,327
Select Income REIT	20,435	513,532
Senior Housing Properties Trust	71,933	1,377,517
Seritage Growth Properties Class Ab	6,933	280,509
Simon Property Group Inc.	95,451	16,392,755
SL Green Realty Corp.	29,379	2,965,222
Spirit Realty Capital Inc.	137,736	1,181,775
STAG Industrial Inc.	27,762	758,735
STORE Capital Corp.	52,476	1,366,475
Summit Hotel Properties Inc.[b]	30,319	461,758
Sun Communities Inc.	23,492	2,179,588
Sunstone Hotel Investors Inc.	67,321	1,112,816
Tanger Factory Outlet Centers Inc.[b]	28,924	766,775
Taubman Centers Inc.	18,006	1,178,133
Terreno Realty Corp.	15,314	536,909
Tier REIT Inc.	14,215	289,844
UDR Inc.	81,539	3,140,882
UMH Properties Inc.	11,366	169,353
Uniti Group Inc.[a,b]	50,497	898,342
Universal Health Realty Income Trust	3,845	288,798
Urban Edge Properties	31,026	790,853
Urstadt Biddle Properties Inc. Class A	10,784	234,444
Ventas Inc.	108,293	6,498,663
VEREIT Inc.	300,903	2,344,034
Vornado Realty Trust	52,328	4,091,003
Washington Prime Group Inc.[b]	58,628	417,431
Washington REIT	24,253	754,753
Weingarten Realty Investors	37,639	1,237,194
Welltower Inc.	113,265	7,222,909
Weyerhaeuser Co.	228,129	8,043,829
Whitestone REIT[b]	10,725	154,547
WP Carey Inc.[b]	32,613	2,247,036
Xenia Hotels & Resorts Inc.	31,990	690,664

		313,347,096

370

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
FOOD & STAPLES RETAILING — 1.61%
Andersons Inc. (The)	7,937	$247,237
Casey’s General Stores Inc.	11,640	1,302,982
Chefs’ Warehouse Inc. (The)[a]	6,456	132,348
Costco Wholesale Corp.	134,102	24,959,064
CVS Health Corp.	312,864	22,682,640
Ingles Markets Inc. Class A	4,982	172,377
Kroger Co. (The)	274,312	7,529,864
Natural Grocers by Vitamin Cottage Inc.[a,b]	2,142	19,128
Performance Food Group Co.[a]	28,630	947,653
PriceSmart Inc.	6,907	594,693
Rite Aid Corp.[a,b]	308,236	607,225
Smart & Final Stores Inc.[a]	7,943	67,913
SpartanNash Co.	10,515	280,540
Sprouts Farmers Market Inc.[a]	40,699	991,021
SUPERVALU Inc.[a,b]	10,692	230,947
Sysco Corp.	148,303	9,006,441
U.S. Foods Holding Corp.[a]	62,781	2,004,597
United Natural Foods Inc.[a]	15,595	768,366
Village Super Market Inc. Class A	1,440	33,019
Wal-Mart Stores Inc.	441,285	43,576,894
Walgreens Boots Alliance Inc.	268,534	19,500,939
Weis Markets Inc.	3,194	132,200

		135,788,088
FOOD PRODUCTS — 1.32%
Alico Inc.	1,020	30,090
Amplify Snack Brands Inc.[a,b]	9,710	116,617
Archer-Daniels-Midland Co.	168,317	6,746,145
B&G Foods Inc.	19,638	690,276
Blue Buffalo Pet Products Inc.[a,b]	28,507	934,744
Bob Evans Farms Inc./DE	6,608	520,843
Bunge Ltd.	43,102	2,891,282
Cal-Maine Foods Inc.[a,b]	9,719	432,010
Calavo Growers Inc.	4,866	410,690
Campbell Soup Co.	54,614	2,627,479
Conagra Brands Inc.	119,302	4,494,106
Darling Ingredients Inc.[a]	48,531	879,867
Dean Foods Co.	28,651	331,206
Farmer Bros. Co.[a]	1,951	62,725
Flowers Foods Inc.	55,942	1,080,240
Fresh Del Monte Produce Inc.	10,460	498,628

Security	Shares	Value
Freshpet Inc.[a]	7,054	$133,673
General Mills Inc.	174,592	10,351,560
Hain Celestial Group Inc. (The)[a,b]	31,217	1,323,289
Hershey Co. (The)	42,107	4,779,566
Hormel Foods Corp.	83,460	3,037,109
Hostess Brands Inc.[a,b]	24,276	359,528
Ingredion Inc.	21,824	3,050,995
J&J Snack Foods Corp.	4,787	726,810
JM Smucker Co. (The)	33,633	4,178,564
John B Sanfilippo & Son Inc.	2,261	143,008
Kellogg Co.	74,928	5,093,605
Kraft Heinz Co. (The)	184,606	14,354,963
Lamb Weston Holdings Inc.	44,314	2,501,525
Lancaster Colony Corp.	5,942	767,766
Landec Corp.[a,b]	7,432	93,643
Lifeway Foods Inc.[a,b]	1,242	9,936
Limoneira Co.	2,221	49,750
McCormick & Co. Inc./MD NVS	36,782	3,748,454
Mondelez International Inc. Class A	450,454	19,279,431
Pilgrim’s Pride Corp.[a,b]	17,374	539,636
Pinnacle Foods Inc.	35,946	2,137,709
Post Holdings Inc.[a,b]	20,107	1,593,078
Sanderson Farms Inc.	5,952	826,019
Seaboard Corp.	73	321,930
Seneca Foods Corp. Class Aa	2,499	76,844
Snyder’s-Lance Inc.	26,160	1,310,093
Tootsie Roll Industries Inc.[b]	6,263	227,973
TreeHouse Foods Inc.[a,b]	16,636	822,817
Tyson Foods Inc. Class A	85,098	6,898,895

		111,485,117
GAS UTILITIES — 0.17%
Atmos Energy Corp.	31,647	2,718,161
Chesapeake Utilities Corp.	5,285	415,137
National Fuel Gas Co.	24,536	1,347,272
New Jersey Resources Corp.	26,160	1,051,632
Northwest Natural Gas Co.	8,914	531,720
ONE Gas Inc.	15,840	1,160,438
RGC Resources Inc.	2,893	78,342
South Jersey Industries Inc.	24,246	757,203
Southwest Gas Holdings Inc.	14,344	1,154,405
Spire Inc.	14,731	1,107,035

371

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
UGI Corp.	53,884	$2,529,854
WGL Holdings Inc.	15,722	1,349,576

		14,200,775
HEALTH CARE EQUIPMENT & SUPPLIES — 2.68%
Abaxis Inc.[b]	6,255	309,748
Abbott Laboratories	519,708	29,659,736
ABIOMED Inc.[a]	12,614	2,363,990
Accuray Inc.[a,b]	20,505	88,171
Align Technology Inc.[a]	24,254	5,388,996
Analogic Corp.	3,444	288,435
AngioDynamics Inc.[a]	11,876	197,498
Anika Therapeutics Inc.[a,b]	4,727	254,833
Antares Pharma Inc.[a,b]	43,573	86,710
AtriCure Inc.[a]	8,178	149,167
Atrion Corp.	398	250,979
AxoGen Inc.[a,b]	7,221	204,354
Baxter International Inc.	153,654	9,932,195
Becton Dickinson and Co.	79,903	17,103,961
Boston Scientific Corp.[a]	420,993	10,436,416
Cantel Medical Corp.	11,526	1,185,680
Cardiovascular Systems Inc.[a]	8,813	208,780
Cerus Corp.[a]	29,050	98,189
ConforMIS Inc.[a]	14,268	33,958
CONMED Corp.	8,177	416,782
Cooper Companies Inc. (The)	14,758	3,215,473
Corindus Vascular Robotics Inc.[a,b]	6,503	6,568
CryoLife Inc.[a]	9,483	181,599
Cutera Inc.[a]	4,732	214,596
Danaher Corp.	188,203	17,469,002
DENTSPLY SIRONA Inc.	68,843	4,531,935
DexCom Inc.[a,b]	26,103	1,498,051
Edwards Lifesciences Corp.[a]	63,841	7,195,519
Endologix Inc.[a,b]	25,203	134,836
Entellus Medical Inc.[a]	5,873	143,242
Exactech Inc.[a]	4,015	198,542
FONAR Corp.[a]	2,773	67,523
GenMark Diagnostics Inc.[a,b]	13,503	56,307
Glaukos Corp.[a,b]	8,687	222,822
Globus Medical Inc. Class Aa	21,455	881,800
Haemonetics Corp.[a]	16,827	977,312
Halyard Health Inc.[a]	14,078	650,122
Heska Corp.[a,b]	2,205	176,863

Security	Shares	Value
Hill-Rom Holdings Inc.	20,505	$1,728,366
Hologic Inc.[a]	85,449	3,652,945
ICU Medical Inc.[a]	4,767	1,029,672
IDEXX Laboratories Inc.[a]	26,639	4,165,807
Inogen Inc.[a]	5,425	646,009
Insulet Corp.[a,b]	17,533	1,209,777
Integer Holdings Corp.[a]	9,504	430,531
Integra LifeSciences Holdings Corp.[a]	18,686	894,312
Intuitive Surgical Inc.[a]	34,010	12,411,609
Invacare Corp.[b]	9,239	155,677
iRhythm Technologies Inc.[a]	4,801	269,096
K2M Group Holdings Inc.[a]	12,323	221,814
Lantheus Holdings Inc.[a]	7,904	161,637
LeMaitre Vascular Inc.	5,520	175,757
LivaNova PLC[a]	14,723	1,176,662
Masimo Corp.[a]	13,232	1,122,074
Medtronic PLC	416,772	33,654,339
Meridian Bioscience Inc.	11,763	164,682
Merit Medical Systems Inc.[a]	14,674	633,917
Natus Medical Inc.[a]	10,309	393,804
Neogen Corp.[a]	11,327	931,193
Nevro Corp.[a,b]	8,403	580,143
Novocure Ltd.[a,b]	18,930	382,386
NuVasive Inc.[a]	15,386	899,927
NxStage Medical Inc.[a]	20,490	496,473
Obalon Therapeutics Inc.[a,b]	1,446	9,558
OraSure Technologies Inc.[a]	19,031	358,925
Orthofix International NVa	5,366	293,520
OrthoPediatrics Corp.[a]	4,425	84,916
Oxford Immunotec Global PLC[a,b]	8,638	120,673
Penumbra Inc.[a,b]	9,268	872,119
Pulse Biosciences Inc.[a,b]	2,763	65,207
Quidel Corp.[a,b]	8,296	359,632
Quotient Ltd.[a]	10,636	52,648
ResMed Inc.	42,995	3,641,246
Restoration Robotics Inc.[a,b]	15,182	69,837
Rockwell Medical Inc.[a,b]	15,705	91,403
RTI Surgical Inc.[a]	16,416	67,306
Sientra Inc.[a]	5,105	71,776
STAAR Surgical Co.[a,b]	10,494	162,657
STERIS PLC	25,543	2,234,246

372

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Stryker Corp.	104,412	$16,167,154
Surmodics Inc.[a]	4,447	124,516
Tactile Systems Technology Inc.[a,b]	3,833	111,080
Teleflex Inc.	13,857	3,447,899
Utah Medical Products Inc.	975	79,365
Varex Imaging Corp.[a]	11,470	460,750
Varian Medical Systems Inc.[a,b]	28,076	3,120,647
ViewRay Inc.[a,b]	13,766	127,473
Viveve Medical Inc.[a,b]	9,867	49,039
West Pharmaceutical Services Inc.	22,900	2,259,543
Wright Medical Group NVa,b	33,031	733,288
Zimmer Biomet Holdings Inc.	61,723	7,448,114

		226,753,836
HEALTH CARE PROVIDERS & SERVICES — 2.51%
AAC Holdings Inc.[a]	1,661	14,949
Acadia Healthcare Co. Inc.[a,b]	23,969	782,108
Aceto Corp.	7,809	80,667
Addus HomeCare Corp.[a]	1,482	51,574
Aetna Inc.	97,793	17,640,879
Almost Family Inc.[a]	3,325	184,039
Amedisys Inc.[a]	8,555	450,934
American Renal Associates Holdings Inc.[a,b]	2,562	44,579
AmerisourceBergen Corp.	48,537	4,456,667
AMN Healthcare Services Inc.[a]	15,151	746,187
Anthem Inc.	78,918	17,757,339
BioScrip Inc.[a]	52,397	152,475
BioTelemetry Inc.[a,b]	10,550	315,445
Brookdale Senior Living Inc.[a,b]	57,331	556,111
Capital Senior Living Corp.[a,b]	8,222	110,915
Cardinal Health Inc.	96,656	5,922,113
Centene Corp.[a]	52,389	5,285,002
Chemed Corp.	4,901	1,191,041
Cigna Corp.	73,219	14,870,047
Civitas Solutions Inc.[a,b]	3,328	56,909
Community Health Systems Inc.[a,b]	34,651	147,613
CorVel Corp.[a]	3,484	184,304
Cross Country Healthcare Inc.[a]	13,961	178,142
DaVita Inc.[a]	46,706	3,374,509
Diplomat Pharmacy Inc.[a]	14,671	294,447

Security	Shares	Value
Encompass Health Corp.	29,968	$1,480,719
Ensign Group Inc. (The)	13,676	303,607
Envision Healthcare Corp.[a]	35,626	1,231,235
Express Scripts Holding Co.[a]	173,516	12,951,234
Genesis Healthcare Inc.[a,b]	16,384	12,499
HCA Healthcare Inc.[a]	88,023	7,731,940
HealthEquity Inc.[a]	15,116	705,313
Henry Schein Inc.[a,b]	48,274	3,373,387
Humana Inc.	43,995	10,913,840
Kindred Healthcare Inc.	24,416	236,835
Laboratory Corp. of America Holdings[a]	31,267	4,987,399
LHC Group Inc.[a]	4,406	269,868
LifePoint Health Inc.[a]	12,055	600,339
Magellan Health Inc.[a]	7,710	744,401
McKesson Corp.	64,926	10,125,210
MEDNAX Inc.[a]	28,244	1,509,359
Molina Healthcare Inc.[a]	13,922	1,067,539
National Healthcare Corp.	3,079	187,634
National Research Corp. Class A	2,208	82,358
Owens & Minor Inc.	18,273	344,994
Patterson Companies Inc.	24,940	901,082
PetIQ Inc.[a,b]	3,079	67,245
Premier Inc. Class Aa,b	18,690	545,561
Providence Service Corp. (The)[a]	3,551	210,716
Quest Diagnostics Inc.	41,783	4,115,208
R1 RCM Inc.[a]	30,417	134,139
RadNet Inc.[a]	9,404	94,980
Select Medical Holdings Corp.[a]	30,968	546,585
Surgery Partners Inc.[a,b]	4,591	55,551
Tenet Healthcare Corp.[a,b]	24,153	366,160
Tivity Health Inc.[a]	11,592	423,688
Triple-S Management Corp. Class Ba	7,077	175,863
U.S. Physical Therapy Inc.	3,408	246,058
UnitedHealth Group Inc.	294,648	64,958,098
Universal Health Services Inc. Class B	26,334	2,984,959
WellCare Health Plans Inc.[a]	13,743	2,763,855

		212,298,453
HEALTH CARE TECHNOLOGY — 0.17%
Allscripts Healthcare Solutions Inc.[a]	54,941	799,391

373

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
athenahealth Inc.[a,b]	12,065	$1,605,128
Castlight Health Inc. Class Ba,b	12,372	46,395
Cerner Corp.[a]	87,890	5,922,907
Computer Programs & Systems Inc.	3,185	95,709
Cotiviti Holdings Inc.[a]	11,148	359,077
Evolent Health Inc. Class Aa,b	16,552	203,590
HealthStream Inc.[a]	8,076	187,040
HMS Holdings Corp.[a]	24,695	418,580
Inovalon Holdings Inc. Class Aa,b	17,317	259,755
Medidata Solutions Inc.[a]	17,402	1,102,765
NantHealth Inc.[a,b]	1,993	6,079
Omnicell Inc.[a]	10,705	519,192
Quality Systems Inc.[a]	15,408	209,241
Simulations Plus Inc.	6,403	103,088
Tabula Rasa HealthCare Inc.[a]	3,872	108,610
Teladoc Inc.[a,b]	16,320	568,752
Veeva Systems Inc. Class Aa,b	32,701	1,807,711
Vocera Communications Inc.[a]	9,149	276,483

		14,599,493
HOTELS, RESTAURANTS & LEISURE — 2.13%
Aramark	74,098	3,166,949
Belmond Ltd. Class Aa	28,160	344,960
Biglari Holdings Inc.[a]	280	116,032
BJ’s Restaurants Inc.	7,071	257,384
Bloomin’ Brands Inc.	26,902	574,089
Bojangles’ Inc.[a,b]	3,189	37,630
Boyd Gaming Corp.	26,484	928,264
Brinker International Inc.	14,986	582,056
Buffalo Wild Wings Inc.[a]	4,444	694,819
Caesars Entertainment Corp.[a]	42,777	541,129
Carnival Corp.	125,725	8,344,368
Carrols Restaurant Group Inc.[a]	12,917	156,942
Century Casinos Inc.[a]	6,365	58,112
Cheesecake Factory Inc. (The)	13,583	654,429
Chipotle Mexican Grill Inc.[a,b]	7,722	2,231,890
Choice Hotels International Inc.	9,913	769,249
Churchill Downs Inc.	4,289	998,050
Chuy’s Holdings Inc.[a,b]	4,582	128,525
Cracker Barrel Old Country Store Inc.[b]	5,980	950,162
Darden Restaurants Inc.	37,914	3,640,502

Security	Shares	Value
Dave & Buster’s Entertainment Inc.[a,b]	12,764	$704,190
Del Frisco’s Restaurant Group Inc.[a,b]	6,659	101,550
Del Taco Restaurants Inc.[a]	12,489	151,367
Denny’s Corp.[a]	20,388	269,937
DineEquity Inc.	5,304	269,072
Domino’s Pizza Inc.	13,433	2,538,300
Drive Shack Inc.	18,542	102,537
Dunkin’ Brands Group Inc.	28,115	1,812,574
El Pollo Loco Holdings Inc.[a]	8,575	84,892
Eldorado Resorts Inc.[a]	15,427	511,405
Empire Resorts Inc.[a,b]	855	23,085
Extended Stay America Inc.	58,585	1,113,115
Fiesta Restaurant Group Inc.[a]	8,396	159,524
Fogo De Chao Inc.[a]	1,440	16,704
Golden Entertainment Inc.[a]	3,085	100,725
Habit Restaurants Inc. (The) Class Aa,b	3,858	36,844
Hilton Grand Vacations Inc.[a]	21,096	884,977
Hilton Worldwide Holdings Inc.	66,194	5,286,253
Hyatt Hotels Corp. Class Aa	14,251	1,048,019
ILG Inc.	32,269	919,021
Inspired Entertainment Inc.[a]	8,640	84,672
International Game Technology PLC	33,921	899,246
International Speedway Corp. Class A	7,141	284,569
J Alexander’s Holdings Inc.[a]	4,442	43,087
Jack in the Box Inc.	8,807	864,055
La Quinta Holdings Inc.[a]	26,758	493,953
Las Vegas Sands Corp.	110,322	7,666,276
Lindblad Expeditions Holdings Inc.[a,b]	4,380	42,880
Marcus Corp. (The)	5,650	154,527
Marriott International Inc./MD Class A	93,186	12,648,136
Marriott Vacations Worldwide Corp.	6,536	883,733
McDonald’s Corp.	245,295	42,220,175
MGM Resorts International	152,274	5,084,429
Monarch Casino & Resort Inc.[a]	4,205	188,468
Nathan’s Famous Inc.	921	69,535
Noodles & Co.[a,b]	3,596	18,879

374

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Norwegian Cruise Line Holdings Ltd.[a]	56,786	$3,023,854
Papa John’s International Inc.	8,176	458,755
Penn National Gaming Inc.[a]	19,968	625,597
Pinnacle Entertainment Inc.[a]	15,677	513,108
Planet Fitness Inc. Class Aa	25,563	885,247
Potbelly Corp.[a,b]	8,359	102,816
RCI Hospitality Holdings Inc.	3,393	94,936
Red Lion Hotels Corp.[a,b]	4,236	41,725
Red Robin Gourmet Burgers Inc.[a]	4,229	238,516
Red Rock Resorts Inc. Class A	20,613	695,483
Royal Caribbean Cruises Ltd.	52,462	6,257,667
Ruth’s Hospitality Group Inc.	9,834	212,906
Scientific Games Corp. Class Aa	15,597	800,126
SeaWorld Entertainment Inc.[a,b]	19,422	263,557
Shake Shack Inc. Class Aa,b	6,657	287,582
Six Flags Entertainment Corp.	20,583	1,370,210
Sonic Corp.	11,216	308,216
Speedway Motorsports Inc.	3,295	62,177
Starbucks Corp.	433,562	24,899,466
Texas Roadhouse Inc.	20,362	1,072,670
Vail Resorts Inc.	12,482	2,652,051
Wendy’s Co. (The)	56,273	924,003
Wingstop Inc.	8,813	343,531
Wyndham Worldwide Corp.	30,551	3,539,944
Wynn Resorts Ltd.	24,311	4,098,591
Yum China Holdings Inc.	112,690	4,509,854
Yum! Brands Inc.	104,021	8,489,154
Zoe’s Kitchen Inc.[a,b]	5,397	90,238

		179,818,232
HOUSEHOLD DURABLES — 0.58%
AV Homes Inc.[a]	2,812	46,820
Bassett Furniture Industries Inc.	2,873	108,025
Beazer Homes USA Inc.[a]	11,492	220,761
CalAtlantic Group Inc.	24,701	1,392,889
Cavco Industries Inc.[a]	2,832	432,163
Century Communities Inc.[a]	5,183	161,191
CSS Industries Inc.	2,889	80,401
DR Horton Inc.	104,547	5,339,215
Ethan Allen Interiors Inc.	7,082	202,545
Flexsteel Industries Inc.	2,495	116,716
Garmin Ltd.	36,852	2,195,274

Security	Shares	Value
GoPro Inc. Class Aa,b	32,553	$246,426
Green Brick Partners Inc.[a]	4,161	47,019
Hamilton Beach Brands Holding Co. Class A	2,918	74,963
Helen of Troy Ltd.[a]	8,699	838,149
Hooker Furniture Corp.	2,941	124,846
Hovnanian Enterprises Inc. Class Aa,b	29,283	98,098
Installed Building Products Inc.[a]	7,073	537,194
iRobot Corp.[a,b]	8,472	649,802
KB Home	27,056	864,439
La-Z-Boy Inc.	14,882	464,318
Leggett & Platt Inc.	40,366	1,926,669
Lennar Corp. Class A	60,864	3,849,039
Lennar Corp. Class B	3,877	200,363
LGI Homes Inc.[a,b]	5,857	439,451
Libbey Inc.	5,730	43,090
Lifetime Brands Inc.	2,471	40,772
M/I Homes Inc.[a]	8,479	291,678
MDC Holdings Inc.	14,841	473,131
Meritage Homes Corp.[a]	11,977	613,222
Mohawk Industries Inc.[a]	18,896	5,213,406
New Home Co. Inc. (The)[a]	2,386	29,897
Newell Brands Inc.	150,060	4,636,854
NVR Inc.[a]	1,011	3,546,811
PICO Holdings Inc.	6,531	83,597
PulteGroup Inc.	82,782	2,752,502
Taylor Morrison Home Corp. Class Aa	25,760	630,347
Tempur Sealy International Inc.[a,b]	14,147	886,876
Toll Brothers Inc.	44,499	2,136,842
TopBuild Corp.[a]	11,170	846,016
TRI Pointe Group Inc.[a]	46,634	835,681
Tupperware Brands Corp.	15,607	978,559
Universal Electronics Inc.[a]	4,234	200,057
Whirlpool Corp.	21,644	3,650,044
William Lyon Homes Class Aa	7,006	203,735
ZAGG Inc.[a]	8,540	157,563

		48,907,456
HOUSEHOLD PRODUCTS — 1.40%
Central Garden & Pet Co.[a]	3,036	118,161
Central Garden & Pet Co. Class Aa	10,968	413,603

375

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Church & Dwight Co. Inc.	76,057	$3,815,780
Clorox Co. (The)	39,474	5,871,363
Colgate-Palmolive Co.	264,420	19,950,489
Energizer Holdings Inc.	19,354	928,605
HRG Group Inc.[a]	34,933	592,114
Kimberly-Clark Corp.	108,940	13,144,700
Oil-Dri Corp. of America	1,330	55,195
Orchids Paper Products Co.[b]	1,768	22,630
Procter & Gamble Co. (The)	786,942	72,304,231
Spectrum Brands Holdings Inc.	7,569	850,756
WD-40 Co.	4,541	535,838

		118,603,465
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.12%
AES Corp./VA	204,721	2,217,128
Atlantic Power Corp.[a]	32,845	77,186
Calpine Corp.[a]	112,558	1,703,003
Dynegy Inc.[a,b]	37,565	445,145
NRG Energy Inc.	90,688	2,582,794
NRG Yield Inc. Class A	9,665	182,185
NRG Yield Inc. Class C	18,133	342,714
Ormat Technologies Inc.	12,839	821,183
Pattern Energy Group Inc.	24,302	522,250
TerraForm Power Inc. Class Ab	16,517	197,543
Vistra Energy Corp.[a]	73,660	1,349,451

		10,440,582
INDUSTRIAL CONGLOMERATES — 1.60%
3M Co.	178,211	41,945,523
Carlisle Companies Inc.	18,845	2,141,734
General Electric Co.	2,671,621	46,619,786
Honeywell International Inc.	233,971	35,881,793
Raven Industries Inc.	10,479	359,954
Roper Technologies Inc.	31,042	8,039,878

		134,988,668
INSURANCE — 2.81%
Aflac Inc.	119,734	10,510,250
Alleghany Corp.[a]	4,391	2,617,431
Allstate Corp. (The)	112,100	11,737,991
Ambac Financial Group Inc.[a,b]	10,524	168,174
American Equity Investment Life Holding Co.	22,360	687,123
American Financial Group Inc./OH	21,478	2,331,222

Security	Shares	Value
American International Group Inc.	276,310	$16,462,550
American National Insurance Co.	2,080	266,760
AMERISAFE Inc.	5,221	321,614
AmTrust Financial Services Inc.	27,399	275,908
Aon PLC	76,557	10,258,638
Arch Capital Group Ltd.[a]	37,709	3,422,846
Argo Group International Holdings Ltd.	8,340	514,161
Arthur J Gallagher & Co.	54,509	3,449,329
Aspen Insurance Holdings Ltd.	18,049	732,789
Assurant Inc.	16,501	1,663,961
Assured Guaranty Ltd.	35,690	1,208,820
Athene Holding Ltd. Class Aa	32,884	1,700,432
Atlas Financial Holdings Inc.[a]	3,295	67,712
Axis Capital Holdings Ltd.	24,461	1,229,410
Baldwin & Lyons Inc. Class B	2,517	60,282
Blue Capital Reinsurance Holdings Ltd.	1,795	21,630
Brighthouse Financial Inc.[a]	25,504	1,495,555
Brown & Brown Inc.	35,599	1,831,925
Chubb Ltd.	142,876	20,878,470
Cincinnati Financial Corp.	47,146	3,534,536
Citizens Inc./TXa,b	11,024	81,026
CNA Financial Corp.	7,613	403,870
CNO Financial Group Inc.	49,257	1,216,155
Crawford & Co. Class B	6,151	59,173
Donegal Group Inc. Class A	2,167	37,489
eHealth Inc.[a]	6,033	104,793
EMC Insurance Group Inc.	1,899	54,482
Employers Holdings Inc.	9,640	428,016
Enstar Group Ltd.[a]	3,339	670,304
Erie Indemnity Co. Class A	7,384	899,667
Everest Re Group Ltd.	12,353	2,733,225
FBL Financial Group Inc. Class A	2,847	198,294
Federated National Holding Co.	3,244	53,753
First American Financial Corp.	32,556	1,824,438
FNF Group	80,533	3,160,115
Genworth Financial Inc. Class Aa	154,096	479,239
Global Indemnity Ltd.[a]	2,984	125,388

376

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Greenlight Capital Re Ltd. Class Aa	8,152	$163,855
Hallmark Financial Services Inc.[a]	4,152	43,305
Hanover Insurance Group Inc. (The)	12,883	1,392,395
Hartford Financial Services Group Inc. (The)	109,278	6,150,166
HCI Group Inc.	3,288	98,311
Health Insurance Innovations Inc. Class Aa,b	3,395	84,705
Heritage Insurance Holdings Inc.[b]	6,758	121,779
Horace Mann Educators Corp.	11,677	514,956
Independence Holding Co.	2,242	61,543
Infinity Property & Casualty Corp.	3,556	376,936
Investors Title Co.	389	77,158
James River Group Holdings Ltd.	6,047	241,940
Kemper Corp.	12,214	841,545
Kingstone Companies Inc.	4,942	92,910
Kinsale Capital Group Inc.	4,388	197,460
Lincoln National Corp.	67,246	5,169,200
Loews Corp.	85,124	4,258,754
Maiden Holdings Ltd.	20,324	134,138
Markel Corp.[a]	4,162	4,741,059
Marsh & McLennan Companies Inc.	158,122	12,869,550
MBIA Inc.[a,b]	27,251	199,477
Mercury General Corp.	8,237	440,185
MetLife Inc.	277,360	14,023,322
National General Holdings Corp.	14,383	282,482
National Western Life Group Inc. Class A	714	236,348
Navigators Group Inc. (The)	5,862	285,479
NI Holdings Inc.[a]	4,294	72,912
Old Republic International Corp.	72,629	1,552,808
Primerica Inc.	13,878	1,409,311
Principal Financial Group Inc.	81,657	5,761,718
ProAssurance Corp.	15,831	904,742
Progressive Corp. (The)	178,480	10,051,994
Prudential Financial Inc.	131,751	15,148,730

Security	Shares	Value
Reinsurance Group of America Inc.	19,405	$3,025,822
RenaissanceRe Holdings Ltd.	12,372	1,553,799
RLI Corp.	11,383	690,493
Safety Insurance Group Inc.	4,441	357,056
Selective Insurance Group Inc.	17,189	1,008,994
State Auto Financial Corp.	4,358	126,905
Stewart Information Services Corp.	7,160	302,868
Third Point Reinsurance Ltd.[a]	22,974	336,569
Torchmark Corp.	35,221	3,194,897
Travelers Companies Inc. (The)	84,573	11,471,482
Trupanion Inc.[a,b]	6,810	199,329
United Fire Group Inc.	5,175	235,876
United Insurance Holdings Corp.	4,393	75,779
Universal Insurance Holdings Inc.	10,411	284,741
Unum Group	69,714	3,826,601
Validus Holdings Ltd.	24,032	1,127,581
White Mountains Insurance Group Ltd.	1,098	934,705
Willis Towers Watson PLC	38,653	5,824,621
WMIH Corp.[a]	60,594	51,450
WR Berkley Corp.	28,809	2,064,165
XL Group Ltd.	77,884	2,738,401

		237,412,253
INTERNET & DIRECT MARKETING RETAIL — 2.46%
1-800-Flowers.com Inc. Class Aa	7,344	78,581
Amazon.com Inc.[a]	122,121	142,816,846
Duluth Holdings Inc. Class Ba,b	2,226	39,734
Expedia Inc.	37,825	4,530,300
FTD Companies Inc.[a]	5,197	37,367
Gaia Inc.[a]	4,041	50,108
Groupon Inc.[a]	110,022	561,112
HSN Inc.	9,666	390,023
Lands’ End Inc.[a,b]	4,298	84,026
Liberty Expedia Holdings Inc. Class Aa	15,970	707,950
Liberty Interactive Corp. QVC Group Series Aa,b	120,939	2,953,330
Liberty TripAdvisor Holdings Inc. Class Aa	21,010	198,019

377

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Liberty Ventures Series Aa	23,908	$1,296,770
Netflix Inc.[a,b]	126,030	24,192,719
Nutrisystem Inc.	9,724	511,483
Overstock.com Inc.[a,b]	5,139	328,382
PetMed Express Inc.	5,640	256,620
Priceline Group Inc. (The)[a]	15,080	26,205,119
Shutterfly Inc.[a]	10,834	538,992
TripAdvisor Inc.[a,b]	34,398	1,185,355
Wayfair Inc. Class Aa,b	11,707	939,721

		207,902,557
INTERNET SOFTWARE & SERVICES — 4.45%
2U Inc.[a,b]	14,708	948,813
Actua Corp.[a]	10,828	168,917
Akamai Technologies Inc.[a]	50,604	3,291,284
Alarm.com Holdings Inc.[a]	6,161	232,578
Alphabet Inc. Class Aa	91,484	96,369,246
Alphabet Inc. Class Ca	92,932	97,244,045
Alteryx Inc. Class Aa	7,173	181,262
Amber Road Inc.[a]	2,527	18,548
Appfolio Inc. Class Aa,b	3,665	152,098
Apptio Inc. Class Aa	6,509	153,092
Bazaarvoice Inc.[a]	32,260	175,817
Benefitfocus Inc.[a,b]	5,268	142,236
Blucora Inc.[a]	11,571	255,719
Box Inc. Class Aa	23,825	503,184
Brightcove Inc.[a]	8,128	57,709
Carbonite Inc.[a,b]	7,105	178,336
Care.com Inc.[a]	3,419	61,679
Cars.com Inc.[a,b]	21,800	628,712
ChannelAdvisor Corp.[a]	5,794	52,146
Cimpress NVa	7,485	897,302
Cloudera Inc.[a,b]	29,747	491,420
CommerceHub Inc. Series Aa,b	4,040	88,840
CommerceHub Inc. Series Ca	8,080	166,367
Cornerstone OnDemand Inc.[a]	15,175	536,133
CoStar Group Inc.[a]	10,972	3,258,135
Coupa Software Inc.[a]	9,043	282,322
DHI Group Inc.[a]	13,011	24,721
eBay Inc.[a]	301,363	11,373,440
Endurance International Group Holdings Inc.[a]	16,636	139,742
Envestnet Inc.[a]	13,217	658,867
Etsy Inc.[a]	36,074	737,713

Security	Shares	Value
Facebook Inc. Class Aa	717,375	$126,587,992
Five9 Inc.[a]	15,809	393,328
GoDaddy Inc. Class Aa,b	38,672	1,944,428
Gogo Inc.[a,b]	15,903	179,386
GrubHub Inc.[a]	26,063	1,871,323
GTT Communications Inc.[a]	9,512	446,588
Hortonworks Inc.[a,b]	16,270	327,190
IAC/InterActiveCorp[a]	21,364	2,612,390
Instructure Inc.[a,b]	7,598	251,494
Internap Corp.[a,b]	6,058	95,171
j2 Global Inc.	14,293	1,072,404
Leaf Group Ltd.[a]	9,761	96,634
Limelight Networks Inc.[a]	18,138	79,989
Liquidity Services Inc.[a,b]	6,680	32,398
LivePerson Inc.[a,b]	15,834	182,091
LogMeIn Inc.	15,930	1,823,985
Match Group Inc.[a,b]	10,385	325,154
Meet Group Inc. (The)[a,b]	12,356	34,844
MINDBODY Inc. Class Aa,b	14,095	429,193
MuleSoft Inc. Class Aa	8,149	189,546
New Relic Inc.[a,b]	8,892	513,691
NIC Inc.	18,496	307,034
Nutanix Inc. Class Aa	32,731	1,154,750
Okta Inc.[a]	6,593	168,847
Ominto Inc.[a,b]	4,551	15,428
Pandora Media Inc.[a,b]	68,831	331,765
Q2 Holdings Inc.[a,b]	10,257	377,970
QuinStreet Inc.[a]	9,442	79,124
Quotient Technology Inc.[a]	23,645	277,829
Reis Inc.	2,343	48,383
SendGrid Inc.[a]	4,222	101,201
Shutterstock Inc.[a,b]	5,549	238,773
SPS Commerce Inc.[a]	5,316	258,304
Stamps.com Inc.[a,b]	4,983	936,804
TechTarget Inc.[a]	4,695	65,354
Tintri Inc.[a,b]	17,181	87,623
Trade Desk Inc. (The) Class Aa,b	7,215	329,942
TrueCar Inc.[a]	19,147	214,446
Tucows Inc. Class Aa,b	2,729	191,166
Twilio Inc. Class Aa	18,858	445,049
Twitter Inc.[a]	204,265	4,904,403
VeriSign Inc.[a,b]	26,425	3,024,077
Veritone Inc.[a,b]	3,652	84,726
Web.com Group Inc.[a]	11,685	254,733

378

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
XO Group Inc.[a]	7,603	$140,351
Yelp Inc.[a]	23,981	1,006,243
Yext Inc.[a,b]	5,894	70,905
Zillow Group Inc. Class Aa,b	17,183	700,035
Zillow Group Inc. Class Ca,b	32,229	1,318,811

		376,093,718
IT SERVICES — 3.97%
Accenture PLC Class A	190,518	29,166,401
Acxiom Corp.[a]	24,535	676,185
Alliance Data Systems Corp.	14,820	3,756,574
Amdocs Ltd.	44,386	2,906,395
Automatic Data Processing Inc.	137,494	16,112,922
Black Knight Inc.[a]	34,357	1,516,862
Blackhawk Network Holdings Inc.[a]	17,245	614,784
Booz Allen Hamilton Holding Corp.	44,650	1,702,504
Broadridge Financial Solutions Inc.	35,919	3,253,543
CACI International Inc. Class Aa	7,577	1,002,816
Cardtronics PLC Class Aa	13,004	240,834
Cass Information Systems Inc.	3,335	194,130
Cognizant Technology Solutions Corp. Class A	179,857	12,773,444
Conduent Inc.[a]	55,878	902,988
Convergys Corp.	29,769	699,571
CoreLogic Inc./U.S.[a]	25,777	1,191,155
CSG Systems International Inc.	9,705	425,273
CSRA Inc.	48,911	1,463,417
DST Systems Inc.	18,446	1,144,943
DXC Technology Co.	87,372	8,291,603
EPAM Systems Inc.[a]	15,045	1,616,284
Euronet Worldwide Inc.[a,b]	15,598	1,314,443
Everi Holdings Inc.[a]	19,315	145,635
EVERTEC Inc.	18,778	256,320
ExlService Holdings Inc.[a]	9,381	566,143
Fidelity National Information Services Inc.	101,319	9,533,105
First Data Corp. Class Aa	146,193	2,442,885
Fiserv Inc.[a]	65,407	8,576,820
FleetCor Technologies Inc.[a]	27,448	5,281,819
Gartner Inc.[a]	26,663	3,283,548
Genpact Ltd.	46,513	1,476,323

Security	Shares	Value
Global Payments Inc.	46,360	$4,647,126
Hackett Group Inc. (The)	7,177	112,751
Information Services Group Inc.[a]	9,298	38,773
International Business Machines Corp.	260,194	39,918,963
Jack Henry & Associates Inc.	23,481	2,746,338
Leidos Holdings Inc.	43,375	2,800,724
ManTech International Corp./VA Class A	8,290	416,075
Mastercard Inc. Class A	289,479	43,815,541
MAXIMUS Inc.	19,400	1,388,652
MoneyGram International Inc.[a]	8,901	117,315
Paychex Inc.	98,592	6,712,143
PayPal Holdings Inc.[a,b]	347,838	25,607,834
Perficient Inc.[a]	9,271	176,798
Presidio Inc.[a,b]	5,764	110,496
Sabre Corp.	61,992	1,270,836
Science Applications International Corp.	13,156	1,007,355
ServiceSource International Inc.[a,b]	17,409	53,794
Square Inc. Class Aa,b	74,437	2,580,731
StarTek Inc.[a]	6,837	68,165
Switch Inc. Class A	11,050	201,000
Sykes Enterprises Inc.[a]	11,046	347,397
Syntel Inc.[a]	10,498	241,349
Teradata Corp.[a,b]	36,759	1,413,751
Total System Services Inc.	55,394	4,381,111
Travelport Worldwide Ltd.	36,040	471,043
TTEC Holdings Inc.	5,306	213,567
Unisys Corp.[a,b]	15,599	127,132
Virtusa Corp.[a]	9,011	397,205
Visa Inc. Class A	559,189	63,758,730
Western Union Co. (The)	139,699	2,655,678
WEX Inc.[a]	11,946	1,687,134
Worldpay Inc. Class Aa	49,015	3,605,053

		335,620,229
LEISURE PRODUCTS — 0.13%
Acushnet Holdings Corp.	10,950	230,826
American Outdoor Brands Corp.[a,b]	17,450	224,058
Brunswick Corp./DE	27,228	1,503,530

379

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Callaway Golf Co.	27,502	$383,103
Clarus Corp.[a]	11,955	93,847
Escalade Inc.	2,872	35,326
Hasbro Inc.	34,797	3,162,699
Johnson Outdoors Inc. Class A	1,748	108,533
Malibu Boats Inc. Class Aa,b	5,501	163,545
Marine Products Corp.	1,471	18,741
Mattel Inc.	105,814	1,627,419
MCBC Holdings Inc.[a]	6,138	136,386
Nautilus Inc.[a]	8,821	117,760
Polaris Industries Inc.	18,096	2,243,723
Sturm Ruger & Co. Inc.[b]	5,464	305,165
Vista Outdoor Inc.[a]	18,397	268,044

		10,622,705
LIFE SCIENCES TOOLS & SERVICES — 0.80%
Accelerate Diagnostics Inc.[a,b]	6,419	168,178
Agilent Technologies Inc.	98,555	6,600,228
Bio-Rad Laboratories Inc. Class Aa	6,484	1,547,536
Bio-Techne Corp.	11,392	1,475,834
Bruker Corp.	30,857	1,059,012
Cambrex Corp.[a]	10,040	481,920
Charles River Laboratories International Inc.[a]	14,799	1,619,751
Enzo Biochem Inc.[a]	11,829	96,406
Fluidigm Corp.[a]	6,779	39,928
Illumina Inc.[a]	44,898	9,809,764
IQVIA Holdings Inc.[a]	49,076	4,804,540
Luminex Corp.	11,397	224,521
Medpace Holdings Inc.[a]	2,405	87,205
Mettler-Toledo International Inc.[a,b]	7,735	4,791,987
NanoString Technologies Inc.[a,b]	6,190	46,239
NeoGenomics Inc.[a,b]	14,141	125,289
Pacific Biosciences of California Inc.[a,b]	28,870	76,217
PerkinElmer Inc.	33,408	2,442,793
PRA Health Sciences Inc.[a]	14,852	1,352,572
QIAGEN NV	70,130	2,169,121
Syneos Health Inc.	16,564	722,190
Thermo Fisher Scientific Inc.	122,521	23,264,288
Waters Corp.[a]	23,613	4,561,796

		67,567,315

Security	Shares	Value
MACHINERY — 2.14%
Actuant Corp. Class A	18,410	$465,773
AGCO Corp.	20,004	1,428,886
Alamo Group Inc.	2,844	321,002
Albany International Corp. Class A	9,331	573,390
Allison Transmission Holdings Inc.	38,335	1,651,088
Altra Industrial Motion Corp.	9,367	472,097
American Railcar Industries Inc.	2,837	118,133
Astec Industries Inc.	7,030	411,255
Barnes Group Inc.	15,718	994,478
Blue Bird Corp.[a]	1,447	28,795
Briggs & Stratton Corp.	13,923	353,227
Caterpillar Inc.	174,514	27,499,916
Chart Industries Inc.[a,b]	8,563	401,262
CIRCOR International Inc.	5,124	249,436
Colfax Corp.[a]	26,981	1,068,987
Columbus McKinnon Corp./NY	7,666	306,487
Commercial Vehicle Group Inc.[a]	9,963	106,504
Crane Co.	15,191	1,355,341
Cummins Inc.	48,971	8,650,237
Deere & Co.	97,848	15,314,190
DMC Global Inc.	4,189	104,934
Donaldson Co. Inc.	40,373	1,976,258
Douglas Dynamics Inc.	6,372	240,862
Dover Corp.	47,919	4,839,340
Eastern Co. (The)	2,652	69,350
Energy Recovery Inc.[a,b]	10,307	90,186
EnPro Industries Inc.	6,041	564,894
ESCO Technologies Inc.	7,674	462,358
ExOne Co. (The)[a,b]	3,580	30,072
Federal Signal Corp.	17,392	349,405
Flowserve Corp.	39,430	1,661,186
Fortive Corp.	93,802	6,786,575
Franklin Electric Co. Inc.	13,560	622,404
FreightCar America Inc.	3,333	56,928
Gardner Denver Holdings Inc.[a]	19,881	674,562
Gencor Industries Inc.[a]	2,296	37,999
Global Brass & Copper Holdings Inc.	6,160	203,896
Gorman-Rupp Co. (The)	5,498	171,593
Graco Inc.	51,501	2,328,875
Graham Corp.	3,008	62,957

380

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Greenbrier Companies Inc. (The)	7,839	$417,819
Hardinge Inc.	3,462	60,308
Harsco Corp.[a]	23,277	434,116
Hillenbrand Inc.	20,098	898,381
Hurco Companies Inc.	1,881	79,378
Hyster-Yale Materials Handling Inc.	2,917	248,412
IDEX Corp.	23,358	3,082,555
Illinois Tool Works Inc.	93,553	15,609,318
Ingersoll-Rand PLC	76,931	6,861,476
ITT Inc.	27,138	1,448,355
John Bean Technologies Corp.	9,978	1,105,562
Kadant Inc.	3,279	329,212
Kennametal Inc.	23,762	1,150,318
LB Foster Co. Class Aa	4,090	111,044
Lincoln Electric Holdings Inc.	17,938	1,642,762
Lindsay Corp.	3,555	313,551
Lydall Inc.[a]	4,942	250,807
Manitowoc Co. Inc. (The)[a]	10,726	421,961
Meritor Inc.[a]	24,389	572,166
Middleby Corp. (The)[a,b]	16,780	2,264,461
Milacron Holdings Corp.[a]	17,980	344,137
Miller Industries Inc./TN	3,110	80,238
Mueller Industries Inc.	18,014	638,236
Mueller Water Products Inc. Class A	44,986	563,675
Navistar International Corp.[a,b]	15,985	685,437
NN Inc.	7,885	217,626
Nordson Corp.	17,369	2,542,822
Omega Flex Inc.	837	59,770
Oshkosh Corp.	23,329	2,120,373
PACCAR Inc.	105,266	7,482,307
Park-Ohio Holdings Corp.	2,460	113,037
Parker-Hannifin Corp.	40,410	8,065,028
Pentair PLC	51,159	3,612,849
Proto Labs Inc.[a,b]	7,737	796,911
RBC Bearings Inc.[a]	7,225	913,240
REV Group Inc.	6,993	227,482
Rexnord Corp.[a]	31,583	821,790
Snap-on Inc.	17,524	3,054,433
Spartan Motors Inc.	9,892	155,799
SPX Corp.[a]	11,761	369,178
SPX FLOW Inc.[a]	11,761	559,236

Security	Shares	Value
Standex International Corp.	3,517	$358,206
Stanley Black & Decker Inc.	47,087	7,990,193
Sun Hydraulics Corp.	7,786	503,676
Tennant Co.	5,376	390,566
Terex Corp.	23,508	1,133,556
Timken Co. (The)	20,984	1,031,364
Titan International Inc.	13,309	171,420
Toro Co. (The)	31,872	2,079,011
TriMas Corp.[a]	12,822	342,989
Trinity Industries Inc.	47,179	1,767,325
Twin Disc Inc.[a]	4,901	130,220
Wabash National Corp.[b]	19,566	424,582
WABCO Holdings Inc.[a]	15,447	2,216,644
Wabtec Corp./DEb	26,508	2,158,546
Watts Water Technologies Inc. Class A	8,159	619,676
Welbilt Inc.[a]	37,902	891,076
Woodward Inc.	15,817	1,210,633
Xylem Inc./NY	54,773	3,735,519

		180,985,886
MARINE — 0.02%
Costamare Inc.	21,013	121,245
Eagle Bulk Shipping Inc.[a,b]	17,646	79,054
Genco Shipping & Trading Ltd.[a]	6,503	86,620
Kirby Corp.[a,b]	15,868	1,059,983
Matson Inc.	13,961	416,596
Navios Maritime Holdings Inc.[a]	47,564	57,077
Safe Bulkers Inc.[a]	28,174	91,002
Scorpio Bulkers Inc.	20,793	153,868

		2,065,445
MEDIA — 2.64%
AMC Entertainment Holdings Inc. Class Ab	16,177	244,273
AMC Networks Inc. Class Aa	14,864	803,845
Beasley Broadcast Group Inc. Class A	6,954	93,184
Cable One Inc.	1,417	996,647
CBS Corp. Class B NVS	102,378	6,040,302
Central European Media Enterprises Ltd. Class Aa,b	21,816	101,444
Charter Communications Inc. Class Aa	56,513	18,986,107
Cinemark Holdings Inc.	31,853	1,109,121

381

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Clear Channel Outdoor Holdings Inc. Class A	11,786	$54,216
Comcast Corp. Class A	1,426,399	57,127,280
Daily Journal Corp.[a,b]	220	50,648
Discovery Communications Inc. Class Aa,b	45,017	1,007,480
Discovery Communications Inc. Class C NVS[a]	63,987	1,354,605
DISH Network Corp. Class Aa	67,537	3,224,892
Emerald Expositions Events Inc.[b]	4,751	96,635
Entercom Communications Corp. Class A	38,596	416,837
Entravision Communications Corp. Class A	23,412	167,396
Eros International PLC[a,b]	8,667	83,637
EW Scripps Co. (The) Class Aa	17,861	279,167
Gannett Co. Inc.	32,747	379,538
Global Eagle Entertainment Inc.[a]	12,217	27,977
Gray Television Inc.[a,b]	18,998	318,216
Hemisphere Media Group Inc.[a,b]	2,408	27,812
IMAX Corp.[a]	17,285	400,148
Interpublic Group of Companies Inc. (The)	117,897	2,376,804
John Wiley & Sons Inc. Class A	13,029	856,657
Liberty Broadband Corp. Class Aa	8,146	692,817
Liberty Broadband Corp. Class Ca	31,803	2,708,343
Liberty Media Corp.-Liberty Braves Class Aa,b	3,047	67,186
Liberty Media Corp.-Liberty Braves Class Ca,b	10,011	222,444
Liberty Media Corp.-Liberty Formula One Class Aa,b	7,508	245,662
Liberty Media Corp.-Liberty Formula One Class Ca	57,094	1,950,331
Liberty Media Corp.-Liberty SiriusXM Class Aa	27,348	1,084,622
Liberty Media Corp.-Liberty SiriusXM Class Ca	54,554	2,163,612
Lions Gate Entertainment Corp. Class Aa	16,512	558,271

Security	Shares	Value
Lions Gate Entertainment Corp. Class Ba	31,518	$1,000,381
Live Nation Entertainment Inc.[a]	41,639	1,772,572
Loral Space & Communications Inc.[a]	3,640	160,342
Madison Square Garden Co. (The) Class Aa	5,793	1,221,454
MDC Partners Inc. Class Aa	13,786	134,414
Meredith Corp.	11,182	738,571
MSG Networks Inc. Class Aa,b	17,446	353,281
National CineMedia Inc.	20,600	141,316
New Media Investment Group Inc.	17,858	299,657
New York Times Co. (The) Class A	40,293	745,420
News Corp. Class A	117,246	1,900,558
News Corp. Class B	40,042	664,697
Nexstar Media Group Inc. Class A	13,208	1,032,866
Omnicom Group Inc.	70,600	5,141,798
Reading International Inc. Class Aa	4,950	82,665
Regal Entertainment Group Class A	34,403	791,613
Saga Communications Inc. Class A	1,312	53,070
Salem Media Group Inc. Class A	3,289	14,801
Scholastic Corp.	8,141	326,536
Scripps Networks Interactive Inc. Class A	26,298	2,245,323
Sinclair Broadcast Group Inc. Class A	22,180	839,513
Sirius XM Holdings Inc.[b]	450,296	2,413,587
TEGNA Inc.	65,399	920,818
Time Inc.	31,920	588,924
Time Warner Inc.	238,344	21,801,326
Townsquare Media Inc. Class Aa	2,516	19,323
Tribune Media Co. Class A	25,220	1,071,093
tronc Inc.[a]	6,143	108,055
Twenty-First Century Fox Inc. Class A	321,469	11,100,325

382

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Twenty-First Century Fox Inc. Class B	133,989	$4,571,705
Viacom Inc. Class Ab	2,897	101,105
Viacom Inc. Class B NVS	107,644	3,316,512
Walt Disney Co. (The)	474,474	51,010,700
WideOpenWest Inc.[a]	6,446	68,134
World Wrestling Entertainment Inc. Class A	11,786	360,416

		223,431,027
METALS & MINING — 0.49%
AK Steel Holding Corp.[a,b]	93,894	531,440
Alcoa Corp.[a]	56,427	3,039,723
Allegheny Technologies Inc.[a]	38,255	923,476
Ampco-Pittsburgh Corp.	2,516	31,198
Carpenter Technology Corp.	13,912	709,373
Century Aluminum Co.[a]	14,891	292,459
Cleveland-Cliffs Inc.[a]	95,111	685,750
Coeur Mining Inc.[a,b]	54,784	410,880
Commercial Metals Co.	33,295	709,849
Compass Minerals International Inc.[b]	10,508	759,203
Ferroglobe PLC[a]	15,827	—
Freeport-McMoRan Inc.[a]	414,072	7,850,805
Gerber Scientific Inc. Escrow[a,d]	5,665	57
Gold Resource Corp.	14,919	65,644
Haynes International Inc.	3,435	110,092
Hecla Mining Co.[b]	115,693	459,301
Kaiser Aluminum Corp.	5,100	544,935
Klondex Mines Ltd.[a,b]	53,356	139,259
Materion Corp.	5,757	279,790
Newmont Mining Corp.	164,064	6,155,681
Nucor Corp.	98,538	6,265,046
Olympic Steel Inc.	2,479	53,274
Ramaco Resources Inc.[a,b]	1,828	12,577
Reliance Steel & Aluminum Co.	22,022	1,889,267
Royal Gold Inc.	19,846	1,629,754
Ryerson Holding Corp.[a]	3,156	32,822
Schnitzer Steel Industries Inc. Class A	7,295	244,383
Southern Copper Corp.	25,203	1,195,882
Steel Dynamics Inc.	69,625	3,002,926
SunCoke Energy Inc.[a]	20,256	242,870
Tahoe Resources Inc.	89,804	430,161

Security	Shares	Value
TimkenSteel Corp.[a]	11,702	$177,753
U.S. Steel Corp.	53,208	1,872,390
Warrior Met Coal Inc.[b]	10,098	253,965
Worthington Industries Inc.	13,104	577,362

		41,579,347
MORTGAGE REAL ESTATE INVESTMENT — 0.22%
AG Mortgage Investment Trust Inc.	7,117	135,294
AGNC Investment Corp.	120,431	2,431,502
Annaly Capital Management Inc.[b]	349,561	4,156,280
Anworth Mortgage Asset Corp.[b]	23,012	125,185
Apollo Commercial Real Estate Finance Inc.	32,328	596,452
Ares Commercial Real Estate Corp.	8,543	110,205
ARMOUR Residential REIT Inc.	12,674	325,975
Capstead Mortgage Corp.	26,311	227,590
Cherry Hill Mortgage Investment Corp.	4,160	74,839
Chimera Investment Corp.[b]	58,773	1,086,125
CYS Investments Inc.	50,131	402,552
Dynex Capital Inc.	15,823	110,919
Ellington Residential Mortgage REIT	5,082	61,187
Granite Point Mortgage Trust Inc.	14,017	248,662
Great Ajax Corp.	7,034	97,210
Hannon Armstrong Sustainable Infrastructure Capital Inc.[b]	16,454	395,883
Invesco Mortgage Capital Inc.	35,327	629,881
KKR Real Estate Finance Trust Inc.	3,639	72,817
Ladder Capital Corp.	21,651	295,103
MFA Financial Inc.[b]	121,837	964,949
MTGE Investment Corp.	11,978	221,593
New Residential Investment Corp.[b]	94,799	1,695,006
New York Mortgage Trust Inc.[b]	29,261	180,540
Orchid Island Capital Inc.[b]	9,354	86,805
Owens Realty Mortgage Inc.	3,011	48,206
PennyMac Mortgage Investment Trust[c]	19,226	308,962

383

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Redwood Trust Inc.[b]	22,684	$336,177
Resource Capital Corp.[b]	8,915	83,534
Starwood Property Trust Inc.[b]	79,278	1,692,585
Sutherland Asset Management Corp.	5,147	77,977
TPG RE Finance Trust Inc.	3,922	74,714
Two Harbors Investment Corp.	52,282	850,105
Western Asset Mortgage Capital Corp.	13,021	129,559

		18,334,373
MULTI-UTILITIES — 0.89%
Ameren Corp.	74,042	4,367,738
Avista Corp.	19,191	988,145
Black Hills Corp.	16,116	968,733
CenterPoint Energy Inc.	132,084	3,745,902
CMS Energy Corp.	85,932	4,064,584
Consolidated Edison Inc.	95,800	8,138,210
Dominion Energy Inc.	196,806	15,953,094
DTE Energy Co.	54,944	6,014,170
MDU Resources Group Inc.	58,140	1,562,803
NiSource Inc.	103,701	2,662,005
NorthWestern Corp.	14,726	879,142
Public Service Enterprise Group Inc.	155,432	8,004,748
SCANA Corp.	40,350	1,605,123
Sempra Energy	77,259	8,260,532
Unitil Corp.	4,025	183,620
Vectren Corp.	25,051	1,628,816
WEC Energy Group Inc.	96,820	6,431,753

		75,459,118
MULTILINE RETAIL — 0.42%
Big Lots Inc.	12,550	704,683
Dillard’s Inc. Class Ab	3,942	236,717
Dollar General Corp.	84,161	7,827,815
Dollar Tree Inc.[a]	70,563	7,572,116
Fred’s Inc. Class Ab	10,585	42,869
JC Penney Co. Inc.[a,b]	95,308	301,173
Kohl’s Corp.	52,222	2,831,999
Macy’s Inc.	93,495	2,355,139
Nordstrom Inc.	35,660	1,689,571
Ollie’s Bargain Outlet Holdings Inc.[a,b]	14,453	769,622
Sears Holdings Corp.[a,b]	3,857	13,808
Target Corp.	169,337	11,049,239

		35,394,751

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 4.95%
Abraxas Petroleum Corp.[a]	49,364	$121,435
Adams Resources & Energy Inc.	710	30,885
Anadarko Petroleum Corp.	168,767	9,052,662
Andeavor	47,814	5,467,053
Antero Resources Corp.[a,b]	70,402	1,337,638
Apache Corp.	116,843	4,933,111
Approach Resources Inc.[a,b]	32,658	96,668
Arch Coal Inc. Class A	5,689	529,987
Ardmore Shipping Corp.[a]	5,194	41,552
Bill Barrett Corp.[a]	18,548	95,151
Bonanza Creek Energy Inc.[a]	6,180	170,506
Cabot Oil & Gas Corp.	142,892	4,086,711
California Resources Corp.[a]	10,830	210,535
Callon Petroleum Co.[a,b]	63,859	775,887
Carrizo Oil & Gas Inc.[a]	23,625	502,740
Centennial Resource Development Inc./DE Class Aa	41,588	823,442
Cheniere Energy Inc.[a,b]	63,278	3,406,888
Chesapeake Energy Corp.[a]	276,119	1,093,431
Chevron Corp.	580,973	72,732,010
Cimarex Energy Co.	29,091	3,549,393
Clean Energy Fuels Corp.[a,b]	50,611	102,740
Cloud Peak Energy Inc.[a]	24,323	108,237
CNX Resources Corp.[a]	70,611	1,033,039
Concho Resources Inc.[a]	45,028	6,764,106
ConocoPhillips	367,595	20,177,290
CONSOL Energy Inc.[a]	8,824	348,636
Contango Oil & Gas Co.[a,b]	5,640	26,564
Continental Resources Inc./OKa,b	25,972	1,375,737
CVR Energy Inc.	4,674	174,060
Delek U.S. Holdings Inc.[b]	25,223	881,292
Denbury Resources Inc.[a]	101,042	223,303
Devon Energy Corp.	160,922	6,662,171
DHT Holdings Inc.	31,485	113,031
Diamondback Energy Inc.[a,b]	29,945	3,780,556
Dorian LPG Ltd.[a,b]	8,035	66,048
Earthstone Energy Inc. Class Aa	7,841	83,350
Eclipse Resources Corp.[a]	38,738	92,971
Energen Corp.[a]	29,532	1,700,157
Energy XXI Gulf Coast Inc.[a]	8,971	51,494

384

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
EOG Resources Inc.	177,109	$19,111,832
EP Energy Corp. Class Aa,b	10,027	23,664
EQT Corp.	72,404	4,121,236
Evolution Petroleum Corp.	4,431	30,352
Extraction Oil & Gas Inc.[a,b]	36,707	525,277
Exxon Mobil Corp.	1,303,170	108,997,139
Frontline Ltd./Bermuda	23,562	108,150
GasLog Ltd.	12,426	276,479
Gastar Exploration Inc.[a,b]	88,627	93,058
Gener8 Maritime Inc.[a]	16,405	108,601
Golar LNG Ltd.[b]	28,940	862,701
Green Plains Inc.	10,923	184,053
Gulfport Energy Corp.[a]	48,200	615,032
Halcon Resources Corp.[a]	39,341	297,811
Hallador Energy Co.	11,016	67,087
Hess Corp.	87,807	4,168,198
HollyFrontier Corp.	54,079	2,769,926
International Seaways Inc.[a]	8,923	164,719
Isramco Inc.[a,b]	237	24,802
Jagged Peak Energy Inc.[a]	17,441	275,219
Jones Energy Inc. Class Aa,b	11,886	13,075
Kinder Morgan Inc./DE	592,237	10,701,723
Kosmos Energy Ltd.[a,b]	70,596	483,583
Laredo Petroleum Inc.[a,b]	52,459	556,590
Lilis Energy Inc.[a,b]	15,703	80,242
Marathon Oil Corp.	259,205	4,388,341
Marathon Petroleum Corp.	149,373	9,855,631
Matador Resources Co.[a,b]	29,726	925,370
Midstates Petroleum Co. Inc.[a]	5,598	92,815
Murphy Oil Corp.	49,049	1,522,971
NACCO Industries Inc. Class A	1,452	54,668
Navios Maritime Acquisition Corp.	23,595	26,190
Newfield Exploration Co.[a]	60,140	1,896,214
Noble Energy Inc.	147,117	4,286,989
Nordic American Tankers Ltd.	33,605	82,668
Oasis Petroleum Inc.[a]	81,660	686,761
Occidental Petroleum Corp.	234,383	17,264,652
ONEOK Inc.	110,200	5,890,190
Overseas Shipholding Group Inc. Series Aa	9,865	27,030
Pacific Ethanol Inc.[a]	5,779	26,294
Panhandle Oil and Gas Inc. Class A	4,024	82,693

Security	Shares	Value
Par Pacific Holdings Inc.[a,b]	8,968	$172,903
Parsley Energy Inc. Class Aa	70,524	2,076,227
PBF Energy Inc. Class A	32,997	1,169,744
PDC Energy Inc.[a]	20,054	1,033,583
Peabody Energy Corp.[a]	21,207	834,920
Penn Virginia Corp.[a,b]	4,328	169,268
PetroCorp Inc. Escrow[a,d]	1,248	—
Phillips 66	134,157	13,569,981
Pioneer Natural Resources Co.[b]	52,212	9,024,844
QEP Resources Inc.[a]	71,713	686,293
Range Resources Corp.	69,713	1,189,304
Renewable Energy Group Inc.[a,b]	11,781	139,016
Resolute Energy Corp.[a,b]	6,584	207,198
REX American Resources Corp.[a,b]	1,840	152,334
Ring Energy Inc.[a,b]	14,805	205,790
Rosehill Resources Inc.[a]	9,004	70,771
RSP Permian Inc.[a]	40,079	1,630,414
Sanchez Energy Corp.[a,b]	19,473	103,402
SandRidge Energy Inc.[a]	10,591	223,152
Scorpio Tankers Inc.	81,228	247,745
SemGroup Corp. Class A	19,893	600,769
Ship Finance International Ltd.	18,915	293,182
SilverBow Resources Inc.[a]	2,937	87,288
SM Energy Co.[b]	34,672	765,558
Southwestern Energy Co.[a,b]	161,621	901,845
SRC Energy Inc.[a]	75,518	644,169
Stone Energy Corp.[a]	5,917	190,291
Targa Resources Corp.	64,959	3,145,315
Teekay Corp.[b]	13,000	121,160
Teekay Tankers Ltd. Class A	84,022	117,631
Tellurian Inc.[a,b]	16,817	163,798
Ultra Petroleum Corp.[a]	59,189	536,252
Uranium Energy Corp.[a,b]	56,281	99,617
Valero Energy Corp.	134,840	12,393,144
W&T Offshore Inc.[a]	28,491	94,305
Westmoreland Coal Co.[a]	4,864	5,885
Whiting Petroleum Corp.[a,b]	27,457	727,061
WildHorse Resource Development Corp.[a,b]	14,850	273,389
Williams Companies Inc. (The)	252,900	7,710,921
World Fuel Services Corp.	20,544	578,108
WPX Energy Inc.[a]	124,451	1,751,026

		418,700,096

385

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.	11,172	$445,763
Clearwater Paper Corp.[a]	5,273	239,394
Deltic Timber Corp.	3,164	289,664
Domtar Corp.	18,904	936,126
KapStone Paper and Packaging Corp.	25,535	579,389
Louisiana-Pacific Corp.[a]	44,456	1,167,415
Neenah Paper Inc.	5,373	487,063
PH Glatfelter Co.	12,137	260,217
Schweitzer-Mauduit International Inc.	8,854	401,617
Verso Corp. Class Aa	10,548	185,328

		4,991,976
PERSONAL PRODUCTS — 0.19%
Coty Inc. Class A	145,443	2,892,861
Edgewell Personal Care Co.[a]	17,484	1,038,375
elf Beauty Inc.[a,b]	6,279	140,085
Estee Lauder Companies Inc. (The) Class A	66,844	8,505,231
Herbalife Ltd.[a,b]	19,738	1,336,657
Inter Parfums Inc.	4,649	201,999
Medifast Inc.	2,831	197,632
Natural Health Trends Corp.[b]	2,116	32,142
Nature’s Sunshine Products Inc.	3,351	38,704
Nu Skin Enterprises Inc. Class A	15,501	1,057,633
Revlon Inc. Class Aa,b	3,296	71,853
USANA Health Sciences Inc.[a]	3,501	259,249

		15,772,421
PHARMACEUTICALS — 4.02%
Aclaris Therapeutics Inc.[a,b]	7,133	175,900
Aerie Pharmaceuticals Inc.[a]	9,411	562,307
Akcea Therapeutics Inc.[a,b]	4,559	79,144
Akorn Inc.[a]	27,530	887,292
Allergan PLC	103,083	16,862,317
Amphastar Pharmaceuticals Inc.[a,b]	12,114	233,073
ANI Pharmaceuticals Inc.[a,b]	1,987	128,062
Aratana Therapeutics Inc.[a]	7,288	38,335
Assembly Biosciences Inc.[a]	4,253	192,448
Bristol-Myers Squibb Co.	506,218	31,021,039
Catalent Inc.[a]	40,917	1,680,870

Security	Shares	Value
Clearside Biomedical Inc.[a,b]	2,432	$17,024
Collegium Pharmaceutical Inc.[a,b]	6,513	120,230
Corcept Therapeutics Inc.[a,b]	26,503	478,644
Corium International Inc.[a,b]	10,448	100,405
Depomed Inc.[a]	17,192	138,396
Dermira Inc.[a]	12,374	344,121
Dova Pharmaceuticals Inc.[a,b]	3,015	86,832
Durect Corp.[a]	29,905	27,566
Eli Lilly & Co.	300,126	25,348,642
Endo International PLC[a]	68,240	528,860
Horizon Pharma PLC[a]	48,120	702,552
Impax Laboratories Inc.[a]	21,123	351,698
Innoviva Inc.[a]	22,341	317,019
Intersect ENT Inc.[a]	9,250	299,700
Intra-Cellular Therapies Inc.[a,b]	10,606	153,575
Johnson & Johnson	828,895	115,813,209
Kala Pharmaceuticals Inc.[a]	3,020	55,840
Lannett Co. Inc.[a,b]	7,338	170,242
Mallinckrodt PLC[a,b]	30,225	681,876
Medicines Co. (The)[a,b]	20,245	553,498
Melinta Therapeutics Inc.[a]	2,536	40,069
Merck & Co. Inc.	841,512	47,351,880
Mylan NVa	163,027	6,897,672
MyoKardia Inc.[a]	5,673	238,833
Nektar Therapeutics[a]	45,570	2,721,440
Neos Therapeutics Inc.[a,b]	10,388	105,958
Ocular Therapeutix Inc.[a,b]	5,075	22,584
Omeros Corp.[a,b]	15,899	308,918
Optinose Inc.[a]	4,491	84,880
Pacira Pharmaceuticals Inc./DEa	12,074	551,178
Paratek Pharmaceuticals Inc.[a,b]	7,978	142,806
Perrigo Co. PLC	40,080	3,493,373
Pfizer Inc.	1,818,117	65,852,198
Phibro Animal Health Corp. Series A	6,070	203,345
Prestige Brands Holdings Inc.[a]	15,894	705,853
Reata Pharmaceuticals Inc. Series Aa,b	4,259	120,615
Revance Therapeutics Inc.[a]	7,697	275,168
Sienna Biopharmaceuticals Inc.[a]	3,313	60,131
Sucampo Pharmaceuticals Inc. Class Aa	7,550	135,522

386

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Supernus Pharmaceuticals Inc.[a,b]	15,216	$606,358
Teligent Inc.[a,b]	8,730	31,690
Tetraphase Pharmaceuticals Inc.[a]	9,942	62,635
TherapeuticsMD Inc.[a,b]	46,598	281,452
Theravance Biopharma Inc.[a,b]	12,259	341,903
WaVe Life Sciences Ltd.[a]	4,685	164,443
Zoetis Inc.	151,374	10,904,983
Zogenix Inc.[a]	10,180	407,709
Zynerba Pharmaceuticals Inc.[a,b]	4,207	52,672

		340,316,984
PROFESSIONAL SERVICES — 0.41%
Acacia Research Corp.[a]	13,218	53,533
Barrett Business Services Inc.	2,043	131,753
BG Staffing Inc.	4,296	68,478
CBIZ Inc.[a]	17,106	264,288
Cogint Inc.[a]	4,505	19,822
CRA International Inc.	3,083	138,581
Dun & Bradstreet Corp. (The)	11,163	1,321,811
Equifax Inc.	36,259	4,275,661
Exponent Inc.	7,784	553,442
Forrester Research Inc.	2,455	108,511
Franklin Covey Co.[a]	3,887	80,655
FTI Consulting Inc.[a]	10,904	468,436
GP Strategies Corp.[a]	3,118	72,338
Heidrick & Struggles International Inc.	5,210	127,906
Hill International Inc.[a,b]	6,874	37,463
Huron Consulting Group Inc.[a]	6,690	270,611
ICF International Inc.[a]	5,610	294,525
IHS Markit Ltd.[a]	117,727	5,315,374
Insperity Inc.	10,228	586,576
Kelly Services Inc. Class A	8,076	220,233
Kforce Inc.	8,236	207,959
Korn/Ferry International	15,527	642,507
ManpowerGroup Inc.	20,304	2,560,537
Mistras Group Inc.[a]	4,439	104,183
Navigant Consulting Inc.[a]	14,830	287,850
Nielsen Holdings PLC	109,135	3,972,514
On Assignment Inc.[a]	15,459	993,550
Resources Connection Inc.	7,548	116,617
Robert Half International Inc.	37,636	2,090,303

Security	Shares	Value
RPX Corp.	15,047	$202,232
TransUnion[a]	48,507	2,665,945
TriNet Group Inc.[a]	11,725	519,886
TrueBlue Inc.[a]	11,648	320,320
Verisk Analytics Inc. Class Aa	46,270	4,441,920
WageWorks Inc.[a]	12,636	783,432
Willdan Group Inc.[a]	2,664	63,776

		34,383,528
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
Altisource Portfolio Solutions SAa,b	4,195	117,460
CBRE Group Inc. Class Aa	89,691	3,884,517
Consolidated-Tomoka Land Co.	1,155	73,343
Forestar Group Inc.[a]	5,154	113,388
FRP Holdings Inc.[a]	1,834	81,155
Griffin Industrial Realty Inc.	193	7,083
HFF Inc. Class A	11,105	540,147
Howard Hughes Corp. (The)[a,b]	10,219	1,341,448
Jones Lang LaSalle Inc.	13,768	2,050,468
Kennedy-Wilson Holdings Inc.	36,841	639,191
Marcus & Millichap Inc.[a]	3,923	127,929
Maui Land & Pineapple Co. Inc.[a,b]	3,837	66,380
RE/MAX Holdings Inc. Class A	5,181	251,278
Realogy Holdings Corp.	41,202	1,091,853
Redfin Corp.[a,b]	3,263	102,197
RMR Group Inc. (The) Class A	1,922	113,975
St. Joe Co. (The)[a,b]	15,194	274,252
Stratus Properties Inc.[b]	1,881	55,866
Tejon Ranch Co.[a,b]	4,593	95,351
Transcontinental Realty Investors Inc.[a]	2,234	69,969
Trinity Place Holdings Inc.[a,b]	11,271	78,333

		11,175,583
ROAD & RAIL — 0.93%
AMERCO	1,533	579,336
ArcBest Corp.	7,224	258,258
Avis Budget Group Inc.[a,b]	21,349	936,794
Covenant Transportation Group Inc. Class Aa	3,121	89,666
CSX Corp.	261,400	14,379,614
Daseke Inc.[a,b]	7,501	107,189
Genesee & Wyoming Inc. Class Aa,b	18,381	1,447,136

387

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Heartland Express Inc.[b]	13,859	$323,469
Hertz Global Holdings Inc.[a]	18,369	405,955
JB Hunt Transport Services Inc.	26,418	3,037,542
Kansas City Southern	31,381	3,301,909
Knight-Swift Transportation Holdings Inc.[b]	38,511	1,683,701
Landstar System Inc.	12,546	1,306,039
Marten Transport Ltd.	10,901	221,290
Norfolk Southern Corp.	89,103	12,911,025
Old Dominion Freight Line Inc.	18,674	2,456,565
Roadrunner Transportation Systems Inc.[a]	7,865	60,639
Ryder System Inc.	15,712	1,322,479
Saia Inc.[a]	7,204	509,683
Schneider National Inc. Class B	12,950	369,852
Union Pacific Corp.	242,040	32,457,564
Universal Logistics Holdings Inc.	1,441	34,224
Werner Enterprises Inc.	15,394	594,978
YRC Worldwide Inc.[a]	8,208	118,031

		78,912,938
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.82%
Advanced Energy Industries Inc.[a]	12,508	844,040
Advanced Micro Devices Inc.[a,b]	260,021	2,673,016
Alpha & Omega Semiconductor Ltd.[a]	5,038	82,422
Ambarella Inc.[a,b]	10,057	590,849
Amkor Technology Inc.[a]	33,828	339,971
Analog Devices Inc.	112,298	9,997,891
Applied Materials Inc.	327,290	16,731,065
Aquantia Corp.[a]	7,505	85,032
Axcelis Technologies Inc.[a]	8,019	230,145
AXT Inc.[a]	11,683	101,642
Broadcom Ltd.	124,188	31,903,897
Brooks Automation Inc.	22,195	529,351
Cabot Microelectronics Corp.	7,657	720,371
Cavium Inc.[a]	20,497	1,718,264
CEVA Inc.[a]	6,563	302,882
Cirrus Logic Inc.[a]	19,625	1,017,752
Cohu Inc.	9,928	217,920
Cree Inc.[a,b]	29,847	1,108,518
CyberOptics Corp.[a]	3,375	50,625
Cypress Semiconductor Corp.	102,025	1,554,861

Security	Shares	Value
Diodes Inc.[a]	12,797	$366,890
DSP Group Inc.[a,b]	6,614	82,675
Entegris Inc.	44,344	1,350,275
First Solar Inc.[a]	24,879	1,679,830
FormFactor Inc.[a]	23,717	371,171
GSI Technology Inc.[a]	10,173	80,977
Ichor Holdings Ltd.[a]	5,486	134,956
Impinj Inc.[a,b]	5,464	123,104
Inphi Corp.[a,b]	12,816	469,066
Integrated Device Technology Inc.[a]	39,631	1,178,230
Intel Corp.	1,448,796	66,876,423
IXYS Corp.[a]	7,215	172,799
KLA-Tencor Corp.	48,527	5,098,732
Kopin Corp.[a,b]	19,267	61,654
Lam Research Corp.	49,508	9,112,938
Lattice Semiconductor Corp.[a]	33,553	193,936
MACOM Technology Solutions Holdings Inc.[a,b]	12,313	400,665
Marvell Technology Group Ltd.	121,635	2,611,503
Maxim Integrated Products Inc.	86,927	4,544,544
MaxLinear Inc.[a,b]	18,195	480,712
Microchip Technology Inc.	69,789	6,133,057
Micron Technology Inc.[a]	334,428	13,751,679
Microsemi Corp.[a]	35,931	1,855,836
MKS Instruments Inc.	16,789	1,586,560
Monolithic Power Systems Inc.	11,905	1,337,646
Nanometrics Inc.[a]	6,672	166,266
NeoPhotonics Corp.[a,b]	7,887	51,896
NVE Corp.	1,287	110,682
NVIDIA Corp.	174,690	33,802,515
NXP Semiconductors NVa	104,892	12,281,804
ON Semiconductor Corp.[a]	129,220	2,705,867
PDF Solutions Inc.[a,b]	7,220	113,354
Photronics Inc.[a,b]	17,141	146,127
Pixelworks Inc.[a]	16,407	103,856
Power Integrations Inc.	9,085	668,202
Qorvo Inc.[a,b]	38,446	2,560,504
QUALCOMM Inc.	454,203	29,078,076
Rambus Inc.[a]	31,760	451,627
Rudolph Technologies Inc.[a]	9,400	224,660
Semtech Corp.[a]	18,886	645,901
Sigma Designs Inc.[a]	9,646	67,040
Silicon Laboratories Inc.[a,b]	13,218	1,167,149

388

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Skyworks Solutions Inc.	56,310	$5,346,634
SMART Global Holdings Inc.[a]	8,098	272,903
SunPower Corp.[a,b]	16,102	135,740
Synaptics Inc.[a]	11,298	451,242
Teradyne Inc.	60,511	2,533,596
Texas Instruments Inc.	306,674	32,029,033
Ultra Clean Holdings Inc.[a]	9,657	222,980
Veeco Instruments Inc.[a]	13,040	193,644
Versum Materials Inc.	33,161	1,255,144
Xcerra Corp.[a]	13,761	134,720
Xilinx Inc.	76,022	5,125,403
Xperi Corp.	14,901	363,584

		323,266,521
SOFTWARE — 5.09%
8x8 Inc.[a,b]	27,377	386,016
A10 Networks Inc.[a]	17,324	133,741
ACI Worldwide Inc.[a,b]	34,333	778,329
Activision Blizzard Inc.	227,205	14,386,621
Adobe Systems Inc.[a]	151,744	26,591,619
Agilysys Inc.[a]	4,200	51,576
American Software Inc./GA Class A	6,754	78,549
ANSYS Inc.[a]	26,054	3,845,310
Aspen Technology Inc.[a,b]	22,131	1,465,072
Atlassian Corp. PLC Class Aa,b	28,163	1,281,980
Autodesk Inc.[a]	63,405	6,646,746
Barracuda Networks Inc.[a,b]	7,373	202,758
Blackbaud Inc.	14,150	1,337,033
Blackline Inc.[a]	5,439	178,399
Bottomline Technologies de Inc.[a]	12,961	449,487
BroadSoft Inc.[a,b]	9,564	525,064
CA Inc.	96,211	3,201,902
Cadence Design Systems Inc.[a]	84,180	3,520,408
Callidus Software Inc.[a,b]	20,020	573,573
CDK Global Inc.	39,363	2,805,795
Citrix Systems Inc.[a]	46,135	4,059,880
CommVault Systems Inc.[a]	11,566	607,215
Dell Technologies Inc. Class Va	62,626	5,090,241
Digimarc Corp.[a]	2,063	74,577
Ebix Inc.	6,861	543,734
Electronic Arts Inc.[a]	92,438	9,711,536
Ellie Mae Inc.[a]	10,488	937,627

Security	Shares	Value
Everbridge Inc.[a]	3,996	$118,761
Fair Isaac Corp.	9,010	1,380,332
FireEye Inc.[a,b]	53,501	759,714
ForeScout Technologies Inc.[a]	2,961	94,426
Fortinet Inc.[a]	45,467	1,986,453
Glu Mobile Inc.[a]	31,752	115,577
Guidewire Software Inc.[a,b]	23,191	1,722,164
HubSpot Inc.[a,b]	10,208	902,387
Imperva Inc.[a]	10,172	403,828
Intuit Inc.	74,821	11,805,257
Majesco[a]	1,784	9,580
Manhattan Associates Inc.[a]	21,724	1,076,207
Microsoft Corp.	2,305,355	197,200,067
MicroStrategy Inc. Class Aa	2,862	375,781
Mitek Systems Inc.[a,b]	8,761	78,411
MobileIron Inc.[a]	15,370	59,943
Model N Inc.[a]	8,080	127,260
Monotype Imaging Holdings Inc.	14,039	338,340
Nuance Communications Inc.[a]	87,577	1,431,884
Oracle Corp.	896,284	42,376,308
Park City Group Inc.[a]	2,776	26,511
Paycom Software Inc.[a,b]	14,955	1,201,335
Paylocity Holding Corp.[a]	8,011	377,799
Pegasystems Inc.	11,850	558,728
Progress Software Corp.	13,695	582,996
Proofpoint Inc.[a]	13,606	1,208,349
PROS Holdings Inc.[a,b]	8,880	234,876
PTC Inc.[a]	34,580	2,101,427
QAD Inc. Class A	4,032	156,643
Qualys Inc.[a]	9,210	546,614
Rapid7 Inc.[a]	8,154	152,154
RealNetworks Inc.[a,b]	6,411	21,926
RealPage Inc.[a]	17,422	771,795
Red Hat Inc.[a]	54,111	6,498,731
RingCentral Inc. Class Aa	20,686	1,001,202
Rosetta Stone Inc.[a]	5,720	71,328
Rubicon Project Inc. (The)[a]	12,608	23,577
salesforce.com Inc.[a]	207,672	21,230,309
SecureWorks Corp. Class Aa	1,838	16,303
ServiceNow Inc.[a,b]	51,091	6,661,755
Silver Spring Networks Inc.[a]	14,832	240,872
Splunk Inc.[a,b]	43,060	3,567,090
SS&C Technologies Holdings Inc.	53,823	2,178,755

389

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Symantec Corp.	189,154	$5,307,661
Synchronoss Technologies Inc.[a]	11,688	104,491
Synopsys Inc.[a]	45,645	3,890,780
Tableau Software Inc. Class Aa,b	19,700	1,363,240
Take-Two Interactive Software Inc.[a]	34,344	3,770,284
Telenav Inc.[a]	12,176	66,968
TiVo Corp.	34,164	532,958
Tyler Technologies Inc.[a]	10,706	1,895,497
Ultimate Software Group Inc. (The)[a,b]	8,718	1,902,529
Upland Software Inc.[a]	3,372	73,038
Varonis Systems Inc.[a]	5,805	281,833
VASCO Data Security International Inc.[a]	8,206	114,063
Verint Systems Inc.[a]	18,472	773,053
VirnetX Holding Corp.[a,b]	11,968	44,282
VMware Inc. Class Aa,b	21,791	2,730,848
Workday Inc. Class Aa,b	41,045	4,175,918
Workiva Inc.[a]	7,669	164,117
Zendesk Inc.[a,b]	29,479	997,569
Zix Corp.[a]	17,339	75,945
Zynga Inc. Class Aa	234,576	938,304

		430,461,921
SPECIALTY RETAIL — 2.19%
Aaron’s Inc.	18,909	753,524
Abercrombie & Fitch Co. Class A	20,928	364,775
Advance Auto Parts Inc.	22,280	2,221,093
America’s Car-Mart Inc./TXa	2,256	100,730
American Eagle Outfitters Inc.	48,245	907,006
Asbury Automotive Group Inc.[a]	5,215	333,760
Ascena Retail Group Inc.[a]	50,025	117,559
At Home Group Inc.[a]	2,456	74,638
AutoNation Inc.[a,b]	17,714	909,260
AutoZone Inc.[a]	8,400	5,975,508
Barnes & Noble Education Inc.[a]	15,053	124,037
Barnes & Noble Inc.	21,748	145,712
Bed Bath & Beyond Inc.	42,522	935,059
Best Buy Co. Inc.	79,186	5,421,865
Big 5 Sporting Goods Corp.[b]	5,399	41,032
Boot Barn Holdings Inc.[a,b]	4,058	67,403
Buckle Inc. (The)	7,851	186,461

Security	Shares	Value
Build-A-Bear Workshop Inc.[a,b]	3,512	$32,310
Burlington Stores Inc.[a]	21,084	2,593,965
Caleres Inc.	12,490	418,165
Camping World Holdings Inc. Class A	9,219	412,366
CarMax Inc.[a]	56,405	3,617,253
Carvana Co.[a,b]	4,597	87,895
Cato Corp. (The) Class A	7,834	124,717
Chico’s FAS Inc.	37,356	329,480
Children’s Place Inc. (The)	5,200	755,820
Citi Trends Inc.	4,224	111,767
Conn’s Inc.[a,b]	4,395	156,242
Container Store Group Inc. (The)[a]	4,138	19,614
Dick’s Sporting Goods Inc.	26,576	763,794
DSW Inc. Class A	20,604	441,132
Express Inc.[a]	24,286	246,503
Finish Line Inc. (The) Class A	11,276	163,840
Five Below Inc.[a]	17,033	1,129,629
Floor & Decor Holdings Inc. Class Aa	6,405	311,795
Foot Locker Inc.	37,868	1,775,252
Francesca’s Holdings Corp.[a]	12,632	92,340
GameStop Corp. Class A	29,995	538,410
Gap Inc. (The)	73,324	2,497,415
Genesco Inc.[a]	5,936	192,920
GNC Holdings Inc. Class A	21,720	80,147
Group 1 Automotive Inc.	5,992	425,252
Guess? Inc.	16,997	286,909
Haverty Furniture Companies Inc.	5,332	120,770
Hibbett Sports Inc.[a,b]	7,543	153,877
Home Depot Inc. (The)	362,449	68,694,959
J. Jill Inc.[a]	6,289	49,054
Kirkland’s Inc.[a]	6,268	74,997
L Brands Inc.	73,352	4,417,257
Lithia Motors Inc. Class A	7,443	845,450
Lowe’s Companies Inc.	256,041	23,796,451
Lumber Liquidators Holdings Inc.[a]	7,805	244,999
MarineMax Inc.[a]	8,553	161,652
Michaels Companies Inc. (The)[a]	35,285	853,544
Monro Inc.	9,772	556,515

390

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
Murphy USA Inc.[a]	10,517	$845,146
National Vision Holdings Inc.[a]	5,593	227,132
O’Reilly Automotive Inc.[a]	25,731	6,189,335
Office Depot Inc.	161,354	571,193
Party City Holdco Inc.[a,b]	6,895	96,185
Penske Automotive Group Inc.	10,365	495,965
Pier 1 Imports Inc.	27,813	115,146
Rent-A-Center Inc./TXb	16,214	179,975
RHa,b	6,118	527,433
Ross Stores Inc.	115,941	9,304,265
Sally Beauty Holdings Inc.[a]	41,300	774,788
Shoe Carnival Inc.	4,142	110,799
Signet Jewelers Ltd.	18,598	1,051,717
Sleep Number Corp.[a,b]	12,685	476,829
Sonic Automotive Inc. Class A	8,477	156,401
Sportsman’s Warehouse Holdings Inc.[a,b]	8,515	56,284
Tailored Brands Inc.	14,607	318,871
Tiffany & Co.	32,959	3,426,088
Tile Shop Holdings Inc.	9,354	89,798
Tilly’s Inc. Class A	2,538	37,461
TJX Companies Inc. (The)	195,171	14,922,775
Tractor Supply Co.	38,085	2,846,854
Ulta Salon Cosmetics & Fragrance Inc.[a]	18,037	4,034,155
Urban Outfitters Inc.[a,b]	24,232	849,574
Vitamin Shoppe Inc.[a,b]	8,464	37,242
Williams-Sonoma Inc.	25,397	1,313,025
Winmark Corp.	727	94,074
Zumiez Inc.[a]	6,308	131,364

		185,533,753
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.59%
3D Systems Corp.[a,b]	31,462	271,832
Apple Inc.	1,579,255	267,257,324
Avid Technology Inc.[a,b]	8,816	47,518
CPI Card Group Inc.[b]	1,005	3,688
Cray Inc.[a,b]	11,316	273,847
Diebold Nixdorf Inc.	23,618	386,154
Eastman Kodak Co.[a]	5,089	15,776
Electronics For Imaging Inc.[a,b]	14,929	440,853
Hewlett Packard Enterprise Co.	499,511	7,172,978
HP Inc.	515,452	10,829,647

Security	Shares	Value
Immersion Corp.[a,b]	7,897	$55,753
Intevac Inc.[a,b]	6,563	44,957
NCR Corp.[a]	36,286	1,233,361
NetApp Inc.	84,022	4,648,097
Pure Storage Inc. Class Aa,b	29,702	471,074
Quantum Corp.[a]	11,193	63,017
Stratasys Ltd.[a,b]	14,128	281,995
Super Micro Computer Inc.[a]	11,010	230,384
USA Technologies Inc.[a,b]	10,691	104,237
Western Digital Corp.	91,312	7,262,043
Xerox Corp.	70,063	2,042,336

		303,136,871
TEXTILES, APPAREL & LUXURY GOODS — 0.69%
Carter’s Inc.	14,197	1,668,006
Columbia Sportswear Co.	8,482	609,686
Crocs Inc.[a]	20,635	260,826
Culp Inc.	2,440	81,740
Deckers Outdoor Corp.[a]	9,817	787,814
Delta Apparel Inc.[a]	2,124	42,905
Fossil Group Inc.[a,b]	12,487	97,024
G-III Apparel Group Ltd.[a]	13,052	481,488
Hanesbrands Inc.	110,835	2,317,560
Iconix Brand Group Inc.[a]	14,615	18,853
Lululemon Athletica Inc.[a,b]	29,159	2,291,606
Michael Kors Holdings Ltd.[a]	43,991	2,769,233
Movado Group Inc.	5,105	164,381
NIKE Inc. Class B	400,203	25,032,698
Oxford Industries Inc.	5,351	402,342
Perry Ellis International Inc.[a]	3,369	84,360
PVH Corp.	23,695	3,251,191
Ralph Lauren Corp.	16,813	1,743,340
Sequential Brands Group Inc.[a,b]	9,672	17,216
Skechers U.S.A. Inc. Class Aa,b	40,716	1,540,693
Steven Madden Ltd.[a]	17,317	808,704
Superior Uniform Group Inc.	2,148	57,373
Tapestry Inc.	87,748	3,881,094
Under Armour Inc. Class Aa,b	54,809	790,894
Under Armour Inc. Class Ca,b	55,471	738,874
Unifi Inc.[a]	3,993	143,229
Vera Bradley Inc.[a]	5,611	68,342
VF Corp.	99,864	7,389,936
Wolverine World Wide Inc.	30,261	964,721

		58,506,129

391

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.20%
Bank Mutual Corp.	12,908	$137,470
BankFinancial Corp.	6,029	92,485
Bear State Financial Inc.	3,879	39,682
Beneficial Bancorp. Inc.	19,468	320,249
BofI Holding Inc.[a,b]	18,986	567,681
BSB Bancorp. Inc./MAa	3,387	99,070
Capitol Federal Financial Inc.	37,131	497,927
Charter Financial Corp./MD	6,493	113,887
Clifton Bancorp. Inc.	7,471	127,754
Dime Community Bancshares Inc.	8,909	186,644
Entegra Financial Corp.[a]	2,018	59,027
ESSA Bancorp. Inc.	2,409	37,749
Essent Group Ltd.[a]	24,125	1,047,507
Federal Agricultural Mortgage Corp. Class C	2,974	232,686
First Defiance Financial Corp.	2,835	147,335
Flagstar Bancorp. Inc.[a,b]	5,623	210,413
Greene County Bancorp. Inc.	916	29,862
Hingham Institution for Savings	358	74,106
Home Bancorp. Inc.	1,753	75,765
HomeStreet Inc.[a]	7,977	230,934
Impac Mortgage Holdings Inc.[a]	3,835	38,964
Kearny Financial Corp./MD	26,422	381,798
LendingTree Inc.[a,b]	1,838	625,747
Malvern Bancorp. Inc.[a,b]	3,244	84,993
Merchants Bancorp/IN	4,069	80,078
Meridian Bancorp. Inc.	15,316	315,510
Meta Financial Group Inc.	2,372	219,766
MGIC Investment Corp.[a]	114,239	1,611,912
Nationstar Mortgage Holdings Inc.[a,b]	8,479	156,862
New York Community Bancorp. Inc.	145,523	1,894,709
NMI Holdings Inc. Class Aa	19,405	329,885
Northfield Bancorp. Inc.	11,138	190,237
Northwest Bancshares Inc.	27,901	466,784
OceanFirst Financial Corp.	8,387	220,159
Oconee Federal Financial Corp.	2,665	76,486
Ocwen Financial Corp.[a,b]	29,691	92,933
Oritani Financial Corp.	12,961	212,560
PCSB Financial Corp.[a]	5,489	104,565
PennyMac Financial Services Inc. Class Aa,b,c	3,152	70,447

Security	Shares	Value
PHH Corp.[a]	9,835	$101,301
Provident Bancorp. Inc.[a]	1,294	34,226
Provident Financial Holdings Inc.	1,983	36,487
Provident Financial Services Inc.	19,652	530,014
Prudential Bancorp. Inc.	4,372	76,947
Radian Group Inc.	68,093	1,403,397
Riverview Bancorp. Inc.	11,440	99,185
SI Financial Group Inc.	3,309	48,642
Southern Missouri Bancorp. Inc.	1,778	66,835
Territorial Bancorp. Inc.	3,162	97,611
TFS Financial Corp.	18,966	283,352
Timberland Bancorp. Inc./WA	3,342	88,730
TrustCo Bank Corp. NY	26,766	246,247
United Community Financial Corp./OH	11,401	104,091
United Financial Bancorp. Inc.	16,686	294,341
Walker & Dunlop Inc.[a]	9,257	439,707
Washington Federal Inc.	27,478	941,121
Waterstone Financial Inc.	9,629	164,174
Western New England Bancorp Inc.	12,231	133,318
WSFS Financial Corp.	9,284	444,239

		17,136,593
TOBACCO — 1.10%
Altria Group Inc.	586,702	41,896,390
Philip Morris International Inc.	476,991	50,394,099
Turning Point Brands Inc.	1,809	38,224
Universal Corp./VA	7,707	404,618
Vector Group Ltd.	28,880	646,334

		93,379,665
TRADING COMPANIES & DISTRIBUTORS — 0.36%
Air Lease Corp.	28,914	1,390,474
Aircastle Ltd.	14,211	332,395
Applied Industrial Technologies Inc.	11,525	784,852
Beacon Roofing Supply Inc.[a]	20,288	1,293,563
BMC Stock Holdings Inc.[a]	19,859	502,433
CAI International Inc.[a]	4,983	141,119
DXP Enterprises Inc./TXa	4,048	119,699
EnviroStar Inc.[b]	2,764	110,560
Fastenal Co.	89,040	4,869,598
Foundation Building Materials Inc.[a]	3,895	57,607

392

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Security	Shares	Value
GATX Corp.	11,786	$732,618
GMS Inc.[a]	9,456	355,924
H&E Equipment Services Inc.	9,497	386,053
HD Supply Holdings Inc.[a]	57,545	2,303,526
Herc Holdings Inc.[a]	7,210	451,418
Huttig Building Products Inc.[a]	11,508	76,528
Kaman Corp.	9,059	533,032
Lawson Products Inc./DEa	1,702	42,124
MRC Global Inc.[a,b]	29,139	493,032
MSC Industrial Direct Co. Inc. Class A	13,345	1,289,928
Nexeo Solutions Inc.[a]	9,426	85,777
NOW Inc.[a]	32,187	355,023
Rush Enterprises Inc. Class Aa,b	9,561	485,794
Rush Enterprises Inc. Class Ba	1,980	95,456
SiteOne Landscape Supply Inc.[a,b]	10,296	789,703
Textainer Group Holdings Ltd.[a,b]	9,640	207,260
Titan Machinery Inc.[a,b]	4,958	104,961
Triton International Ltd.	13,308	498,385
United Rentals Inc.[a]	25,774	4,430,808
Univar Inc.[a]	31,581	977,748
Veritiv Corp.[a]	4,121	119,097
Watsco Inc.	9,231	1,569,639
WESCO International Inc.[a]	14,661	999,147
Willis Lease Finance Corp.[a]	1,254	31,312
WW Grainger Inc.	15,700	3,709,125

		30,725,718
TRANSPORTATION INFRASTRUCTURE — 0.02%
Macquarie Infrastructure Corp.	24,629	1,581,182

		1,581,182
WATER UTILITIES — 0.12%
American States Water Co.	10,844	627,976
American Water Works Co. Inc.	54,495	4,985,748
Aqua America Inc.	53,789	2,110,143
AquaVenture Holdings Ltd.[a]	3,141	48,748
Artesian Resources Corp. Class A	2,220	85,603
Cadiz Inc.[a,b]	6,337	90,302
California Water Service Group	15,552	705,283
Connecticut Water Service Inc.	4,173	239,572
Consolidated Water Co. Ltd.	5,789	72,942
Evoqua Water Technologies Corp.[a]	9,820	232,832

Security	Shares	Value
Global Water Resources Inc.	2,426	$22,659
Middlesex Water Co.	4,365	174,207
Pure Cycle Corp.[a]	10,355	86,464
SJW Group	5,622	358,852
York Water Co. (The)	3,899	132,176

		9,973,507
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Boingo Wireless Inc.[a]	12,982	292,095
Shenandoah Telecommunications Co.	13,603	459,781
Spok Holdings Inc.	5,857	91,662
Sprint Corp.[a,b]	192,115	1,131,557
T-Mobile U.S. Inc.[a]	89,816	5,704,214
Telephone & Data Systems Inc.	29,683	825,188
U.S. Cellular Corp.[a]	4,000	150,520

		8,655,017

TOTAL COMMON STOCKS
(Cost: $5,723,572,933)		8,431,653,160

SHORT-TERM INVESTMENTS — 2.90%

MONEY MARKET FUNDS — 2.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,e,f]	236,182,758	236,206,376
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,e]	8,896,266	8,896,266

		245,102,642

TOTAL SHORT-TERM INVESTMENTS
(Cost: $245,099,811)		245,102,642

TOTAL INVESTMENTS IN SECURITIES — 102.63%
(Cost: $5,968,672,744)		8,676,755,802
Other Assets, Less Liabilities — (2.63)%		(222,544,292)

NET ASSETS — 100.00%		$8,454,211,510

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

393

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	195,100,442	41,082,316	[a]	—	236,182,758	$236,206,376	$—	[b]	$(19,296)	$(53,010)
BlackRock Cash Funds: Treasury, SL Agency Shares	11,946,943	—		(3,050,677)[a]	8,896,266	8,896,266	94,572		—	—
BlackRock Inc.	37,422	2,359		(1,593)	38,188	19,617,558	284,078		214,156	4,708,756
PNC Financial Services Group Inc. (The)	149,731	9,909		(10,987)	148,653	21,449,141	302,735		214,706	3,321,288
PennyMac Financial Services Inc. Class A	3,152	—		—	3,152	70,447	—		—	16,706
PennyMac Mortgage Investment Trust	18,974	270		(18)	19,226	308,962	35,815		43	(32,099)

						$286,548,750	$717,200		$409,609	$7,961,641

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
Russell 2000 E-mini	35	Mar 2018	$2,689	$3,038
S&P 500 E-Mini	136	Mar 2018	18,197	17,825

				$20,863

394

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2017

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$8,431,559,802	$0	[a]	$93,358	$8,431,653,160
Money Market Funds	245,102,642	—		—	245,102,642

Total	$8,676,662,444	$0	[a]	$93,358	$8,676,755,802

Derivative financial instruments[b]
Assets
Futures Contracts	$20,863	$—		$—	$20,863

Total	$20,863	$—		$—	$20,863

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

395

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.05%
Arconic Inc.	1,020,272	$27,802,411
BWX Technologies Inc.	225,153	13,619,505
Harris Corp.	284,912	40,357,785
HEICO Corp.[a]	57,977	5,470,130
HEICO Corp. Class A	114,309	9,036,126
Hexcel Corp.	214,684	13,278,205
Huntington Ingalls Industries Inc.	106,538	25,111,007
L3 Technologies Inc.	185,675	36,735,799
Orbital ATK Inc.	137,399	18,067,969
Rockwell Collins Inc.	388,013	52,622,323
Spirit AeroSystems Holdings Inc. Class A	276,699	24,141,988
Teledyne Technologies Inc.[b]	83,616	15,147,038
Textron Inc.	634,722	35,918,918
TransDigm Group Inc.	115,431	31,699,661

		349,008,865
AIR FREIGHT & LOGISTICS — 0.49%
CH Robinson Worldwide Inc.	334,733	29,821,363
Expeditors International of Washington Inc.	424,772	27,478,501
XPO Logistics Inc.[a,b]	283,255	25,943,325

		83,243,189
AIRLINES — 0.90%
Alaska Air Group Inc.	288,152	21,182,053
American Airlines Group Inc.	1,035,771	53,891,165
Copa Holdings SA Class A	73,760	9,888,266
JetBlue Airways Corp.[b]	766,556	17,124,861
Spirit Airlines Inc.[a,b]	164,658	7,384,911
United Continental Holdings Inc.[b]	643,607	43,379,112

		152,850,368
AUTO COMPONENTS — 1.06%
Adient PLC	225,251	17,727,254
Aptiv PLC	640,663	54,347,442
BorgWarner Inc.	505,487	25,825,331
Delphi Technologies PLC[b]	213,176	11,185,345
Gentex Corp.	678,332	14,211,055
Goodyear Tire & Rubber Co. (The)	586,610	18,953,369

Security	Shares	Value
Lear Corp.	162,852	$28,769,434
Visteon Corp.[b]	74,119	9,275,252

		180,294,482
AUTOMOBILES — 0.22%
Harley-Davidson Inc.	402,465	20,477,419
Thor Industries Inc.	118,203	17,815,556

		38,292,975
BANKS — 4.43%
Associated Banc-Corp.	359,101	9,121,165
Bank of Hawaii Corp.	99,919	8,563,058
Bank of the Ozarks Inc.	286,789	13,894,927
BankUnited Inc.	249,866	10,174,544
BOK Financial Corp.	59,198	5,465,159
CIT Group Inc.	312,153	15,367,292
Citizens Financial Group Inc.	1,177,930	49,449,501
Comerica Inc.	414,627	35,993,770
Commerce Bancshares Inc./MO	225,441	12,588,625
Cullen/Frost Bankers Inc.	133,829	12,666,915
East West Bancorp. Inc.	344,032	20,927,467
F.N.B. Corp.	761,812	10,528,242
Fifth Third Bancorp.	1,689,598	51,262,403
First Hawaiian Inc.	125,998	3,676,622
First Horizon National Corp.	692,631	13,845,694
First Republic Bank/CA	383,351	33,213,531
Huntington Bancshares Inc./OH	2,589,726	37,706,411
KeyCorp	2,562,464	51,684,899
M&T Bank Corp.	338,439	57,869,685
PacWest Bancorp.	302,667	15,254,417
People’s United Financial Inc.	821,484	15,361,751
Pinnacle Financial Partners Inc.	168,528	11,173,406
Popular Inc.	238,729	8,472,492
Prosperity Bancshares Inc.	159,753	11,193,893
Regions Financial Corp.	2,775,439	47,959,586
Signature Bank/New York NYb	129,454	17,768,856
SunTrust Banks Inc.	1,138,888	73,560,776
SVB Financial Group[b]	125,209	29,270,108
Synovus Financial Corp.	281,532	13,496,644
TCF Financial Corp.	376,719	7,722,739
Webster Financial Corp.	220,235	12,368,398
Western Alliance Bancorp.[b]	234,123	13,256,044
Zions BanCorp.	473,650	24,075,629

		754,934,649

396

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2017

Security	Shares	Value
BEVERAGES — 0.67%
Brown-Forman Corp. Class A	128,672	$8,651,905
Brown-Forman Corp. Class B	421,565	28,948,869
Dr Pepper Snapple Group Inc.	433,453	42,070,948
Molson Coors Brewing Co. Class B	412,320	33,839,102

		113,510,824
BIOTECHNOLOGY — 1.48%
ACADIA Pharmaceuticals Inc.[a,b]	234,826	7,070,611
Agios Pharmaceuticals Inc.[a,b]	98,451	5,628,444
Alkermes PLC[b]	364,474	19,947,662
Alnylam Pharmaceuticals Inc.[a,b]	205,399	26,095,943
BioMarin Pharmaceutical Inc.[a,b]	416,378	37,128,426
Bioverativ Inc.[b]	260,134	14,026,425
Exelixis Inc.[a,b]	691,141	21,010,687
Incyte Corp.[b]	415,276	39,330,790
Intercept Pharmaceuticals Inc.[a,b]	43,029	2,513,754
Intrexon Corp.[a,b]	143,385	1,651,795
Ionis Pharmaceuticals Inc.[a,b]	296,011	14,889,353
Juno Therapeutics Inc.[a,b]	163,668	7,481,264
Neurocrine Biosciences Inc.[a,b]	209,560	16,259,761
OPKO Health Inc.[a,b]	796,900	3,904,810
Seattle Genetics Inc.[a,b]	230,006	12,305,321
TESARO Inc.[a,b]	88,010	7,293,389
United Therapeutics Corp.[b]	102,336	15,140,611

		251,679,046
BUILDING PRODUCTS — 0.91%
Allegion PLC	228,308	18,164,184
AO Smith Corp.	344,221	21,093,863
Armstrong World Industries Inc.[b]	104,530	6,329,291
Fortune Brands Home & Security Inc.	363,029	24,845,705
Lennox International Inc.	91,773	19,112,645
Masco Corp.	752,867	33,080,976
Owens Corning	265,174	24,380,098
USG Corp.[b]	205,530	7,925,237

		154,931,999

Security	Shares	Value
CAPITAL MARKETS — 3.52%
Affiliated Managers Group Inc.	132,798	$27,256,790
Ameriprise Financial Inc.	353,527	59,912,221
BGC Partners Inc. Class A	555,220	8,389,374
Cboe Global Markets Inc.	263,191	32,790,967
E*TRADE Financial Corp.[b]	646,045	32,024,451
Eaton Vance Corp. NVS	267,560	15,087,708
FactSet Research Systems Inc.	92,283	17,788,471
Federated Investors Inc. Class B NVS	220,876	7,969,206
Interactive Brokers Group Inc. Class A	165,145	9,778,235
Invesco Ltd.	958,338	35,017,671
Lazard Ltd. Class A	279,299	14,663,198
Legg Mason Inc.	195,760	8,218,005
LPL Financial Holdings Inc.	212,332	12,132,650
MarketAxess Holdings Inc.	87,874	17,728,580
Moody’s Corp.	397,638	58,695,345
Morningstar Inc.	46,003	4,460,911
MSCI Inc.	212,166	26,847,486
Nasdaq Inc.	272,734	20,954,153
Northern Trust Corp.	499,941	49,939,107
Raymond James Financial Inc.	306,998	27,414,921
SEI Investments Co.	318,711	22,902,572
T Rowe Price Group Inc.	563,179	59,094,372
TD Ameritrade Holding Corp.	605,588	30,963,714

		600,030,108
CHEMICALS — 2.15%
Albemarle Corp.	264,008	33,763,983
Ashland Global Holdings Inc.	146,906	10,459,707
Axalta Coating Systems Ltd.[b]	509,405	16,484,346
Cabot Corp.	144,940	8,926,855
Celanese Corp. Series A	324,253	34,721,011
CF Industries Holdings Inc.	557,336	23,709,074
Chemours Co. (The)	441,999	22,126,470
Eastman Chemical Co.	347,440	32,186,842
FMC Corp.	319,258	30,220,962
Huntsman Corp.	481,597	16,032,364
International Flavors & Fragrances Inc.	188,672	28,793,234
Mosaic Co. (The)	840,316	21,562,509
NewMarket Corp.	17,496	6,952,735

397

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2017

Security	Shares	Value
Olin Corp.	395,919	$14,086,798
Platform Specialty Products Corp.[a,b]	524,548	5,203,516
RPM International Inc.	314,274	16,474,243
Scotts Miracle-Gro Co. (The) Class A	102,491	10,965,512
Valvoline Inc.	492,154	12,333,379
Westlake Chemical Corp.	84,412	8,992,410
WR Grace & Co.	164,046	11,504,546

		365,500,496
COMMERCIAL SERVICES & SUPPLIES — 0.83%
Cintas Corp.	205,040	31,951,383
Clean Harbors Inc.[b]	123,748	6,707,142
Copart Inc.[a,b]	474,796	20,506,439
KAR Auction Services Inc.	321,730	16,250,582
Pitney Bowes Inc.	441,754	4,938,810
Republic Services Inc.	551,328	37,275,286
Rollins Inc.	226,746	10,550,492
Stericycle Inc.[a,b]	198,477	13,494,451

		141,674,585
COMMUNICATIONS EQUIPMENT — 1.03%
Arista Networks Inc.[a,b]	126,374	29,771,187
ARRIS International PLC[b]	421,072	10,817,340
CommScope Holding Co. Inc.[a,b]	452,869	17,132,034
EchoStar Corp. Class Ab	112,928	6,764,387
F5 Networks Inc.[b]	152,256	19,979,032
Juniper Networks Inc.	893,504	25,464,864
Motorola Solutions Inc.	392,048	35,417,616
Palo Alto Networks Inc.[b]	212,391	30,783,952

		176,130,412
CONSTRUCTION & ENGINEERING — 0.43%
AECOM[a,b]	372,722	13,846,622
Fluor Corp.	334,972	17,301,304
Jacobs Engineering Group Inc.	286,049	18,867,792
Quanta Services Inc.[b]	354,868	13,878,888
Valmont Industries Inc.	52,494	8,706,130

		72,600,736
CONSTRUCTION MATERIALS — 0.51%
Eagle Materials Inc.	112,778	12,777,747
Martin Marietta Materials Inc.	149,822	33,116,655
Vulcan Materials Co.	314,880	40,421,146

		86,315,548

Security	Shares	Value
CONSUMER FINANCE — 1.23%
Ally Financial Inc.	1,061,927	$30,965,791
Credit Acceptance Corp.[a,b]	26,523	8,579,660
Discover Financial Services	866,527	66,653,257
Navient Corp.	621,205	8,274,450
OneMain Holdings Inc.[a,b]	150,536	3,912,431
Santander Consumer USA Holdings Inc.	350,424	6,524,895
SLM Corp.[b]	1,037,481	11,723,535
Synchrony Financial	1,877,485	72,489,696

		209,123,715
CONTAINERS & PACKAGING — 1.74%
AptarGroup Inc.	147,175	12,698,259
Ardagh Group SA	43,894	926,163
Avery Dennison Corp.	211,030	24,238,906
Ball Corp.	828,936	31,375,228
Bemis Co. Inc.	216,924	10,366,798
Berry Global Group Inc.[a,b]	310,107	18,193,978
Crown Holdings Inc.[b]	308,188	17,335,575
Graphic Packaging Holding Co.	745,706	11,521,158
International Paper Co.	985,242	57,084,921
Owens-Illinois Inc.[a,b]	384,911	8,533,477
Packaging Corp. of America	223,040	26,887,472
Sealed Air Corp.	428,660	21,132,938
Silgan Holdings Inc.	179,506	5,275,681
Sonoco Products Co.	235,642	12,522,016
WestRock Co.	600,938	37,985,291

		296,077,861
DISTRIBUTORS — 0.44%
Genuine Parts Co.	343,090	32,596,981
LKQ Corp.[b]	732,501	29,790,816
Pool Corp.	95,273	12,352,144

		74,739,941
DIVERSIFIED CONSUMER SERVICES — 0.37%
Bright Horizons Family Solutions Inc.[a,b]	127,451	11,980,394
Graham Holdings Co. Class B	10,192	5,690,703
H&R Block Inc.	497,472	13,043,716
Service Corp. International/U.S.	435,628	16,257,637
ServiceMaster Global Holdings Inc.[b]	322,032	16,510,581

		63,483,031

398

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2017

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.24%
Leucadia National Corp.	774,027	$20,503,975
Voya Financial Inc.[a]	428,885	21,216,941

		41,720,916
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.32%
CenturyLink Inc.	2,306,400	38,470,752
Zayo Group Holdings Inc.[a,b]	445,513	16,394,878

		54,865,630
ELECTRIC UTILITIES — 2.26%
Alliant Energy Corp.	553,410	23,580,800
Avangrid Inc.	137,158	6,937,452
Edison International	759,919	48,057,278
Entergy Corp.	428,622	34,885,545
Eversource Energy	758,876	47,945,786
FirstEnergy Corp.	1,060,276	32,465,651
Great Plains Energy Inc.	516,483	16,651,412
Hawaiian Electric Industries Inc.	261,046	9,436,813
OGE Energy Corp.	478,461	15,746,152
Pinnacle West Capital Corp.	265,835	22,643,825
PPL Corp.	1,639,050	50,728,597
Westar Energy Inc.	339,519	17,926,603
Xcel Energy Inc.	1,215,568	58,480,976

		385,486,890
ELECTRICAL EQUIPMENT — 0.96%
Acuity Brands Inc.[a]	99,665	17,541,040
AMETEK Inc.	542,986	39,350,196
Hubbell Inc.	130,691	17,687,720
Regal Beloit Corp.	105,617	8,090,262
Rockwell Automation Inc.	307,158	60,310,473
Sensata Technologies Holding NVa,b	404,971	20,698,068

		163,677,759
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.72%
Amphenol Corp. Class A	714,820	62,761,196
Arrow Electronics Inc.[b]	211,996	17,046,598
Avnet Inc.	286,457	11,349,426
CDW Corp./DE	357,247	24,825,094
Cognex Corp.	396,435	24,245,965
Coherent Inc.[b]	58,572	16,530,190
Dolby Laboratories Inc. Class A	131,840	8,174,080

Security	Shares	Value
FLIR Systems Inc.	329,902	$15,380,031
IPG Photonics Corp.[b]	86,036	18,422,889
Jabil Inc.	410,515	10,776,019
Keysight Technologies Inc.[a,b]	442,180	18,394,688
National Instruments Corp.	252,517	10,512,283
Trimble Inc.[b]	598,884	24,338,646
Universal Display Corp.[a]	99,673	17,208,543
Zebra Technologies Corp. Class Ab	125,609	13,038,214

		293,003,862
ENERGY EQUIPMENT & SERVICES — 0.73%
Baker Hughes a GE Co.	1,017,535	32,194,807
Helmerich & Payne Inc.	253,380	16,378,483
Nabors Industries Ltd.	736,262	5,028,670
National Oilwell Varco Inc.	908,625	32,728,673
Oceaneering International Inc.	233,176	4,929,341
Patterson-UTI Energy Inc.[a]	501,436	11,538,042
RPC Inc.[a]	137,311	3,505,550
Transocean Ltd.[a,b]	930,599	9,938,797
Weatherford International PLC[a,b]	2,095,493	7,711,414

		123,953,777
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.03%
Alexandria Real Estate Equities Inc.	226,265	29,547,946
American Campus Communities Inc.	325,373	13,350,054
American Homes 4 Rent Class A	571,541	12,482,455
Apartment Investment & Management Co. Class A	374,145	16,353,878
Apple Hospitality REIT Inc.	497,938	9,764,564
AvalonBay Communities Inc.	329,364	58,761,831
Boston Properties Inc.	368,390	47,901,752
Brandywine Realty Trust	416,245	7,571,497
Brixmor Property Group Inc.	727,958	13,583,696
Camden Property Trust	216,701	19,949,494
Colony NorthStar Inc. Class Aa	1,291,075	14,731,166
Columbia Property Trust Inc.[a]	282,921	6,493,037
CoreCivic Inc.	284,402	6,399,045
CoreSite Realty Corp.[a]	80,430	9,160,977
Corporate Office Properties Trust[a]	239,365	6,989,458

399

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2017

Security	Shares	Value
CubeSmart[a]	432,787	$12,516,200
CyrusOne Inc.	215,530	12,830,501
DCT Industrial Trust Inc.	223,007	13,108,352
DDR Corp.	732,438	6,562,645
Digital Realty Trust Inc.[a]	488,425	55,631,608
Douglas Emmett Inc.	380,312	15,615,611
Duke Realty Corp.	849,459	23,113,779
Empire State Realty Trust Inc. Class Aa	309,888	6,362,001
EPR Properties	148,844	9,743,328
Equity Commonwealth[a,b]	285,678	8,716,036
Equity LifeStyle Properties Inc.	194,391	17,304,687
Essex Property Trust Inc.	156,347	37,737,475
Extra Space Storage Inc.[a]	290,835	25,433,521
Federal Realty Investment Trust	172,046	22,849,429
Forest City Realty Trust Inc. Class A	600,405	14,469,761
Gaming and Leisure Properties Inc.	481,293	17,807,841
GGP Inc.	1,474,716	34,493,607
HCP Inc.	1,120,465	29,221,727
Healthcare Trust of America Inc. Class Aa	484,432	14,552,337
Highwoods Properties Inc.	244,665	12,455,895
Hospitality Properties Trust	361,166	10,780,805
Host Hotels & Resorts Inc.	1,741,851	34,575,742
Hudson Pacific Properties Inc.	375,457	12,859,402
Invitation Homes Inc.[a]	702,881	16,566,905
Iron Mountain Inc.[a]	662,040	24,978,769
JBG SMITH Properties	204,144	7,089,921
Kilroy Realty Corp.	231,113	17,252,586
Kimco Realty Corp.[a]	989,583	17,960,932
Lamar Advertising Co. Class Aa	198,732	14,753,864
Liberty Property Trust	352,822	15,174,874
Life Storage Inc.	108,616	9,674,427
Macerich Co. (The)	327,116	21,484,979
Medical Properties Trust Inc.[a]	871,092	12,003,648
Mid-America Apartment Communities Inc.	270,443	27,195,748
National Retail Properties Inc.	362,165	15,620,177
Omega Healthcare Investors Inc.[a]	465,753	12,826,838

Security	Shares	Value
Outfront Media Inc.	327,868	$7,606,538
Paramount Group Inc.[a]	491,839	7,795,648
Park Hotels & Resorts Inc.[a]	342,497	9,846,789
Piedmont Office Realty Trust Inc. Class Aa	343,551	6,737,035
Prologis Inc.	1,261,140	81,356,141
Rayonier Inc.	309,328	9,784,045
Realty Income Corp.[a]	674,214	38,443,682
Regency Centers Corp.[a]	356,432	24,657,966
Retail Properties of America Inc. Class A	548,078	7,366,168
SBA Communications Corp.[b]	287,131	46,905,720
Senior Housing Properties Trust	549,408	10,521,163
SL Green Realty Corp.[a]	229,881	23,201,889
Spirit Realty Capital Inc.	1,084,649	9,306,288
STORE Capital Corp.	404,467	10,532,321
Sun Communities Inc.	182,858	16,965,565
Tanger Factory Outlet Centers Inc.[a]	217,242	5,759,085
Taubman Centers Inc.[a]	139,915	9,154,638
UDR Inc.[a]	633,734	24,411,434
Uniti Group Inc.[a,b]	392,484	6,982,290
Ventas Inc.	848,325	50,907,983
VEREIT Inc.[a]	2,341,099	18,237,161
Vornado Realty Trust[a]	410,409	32,085,776
Weingarten Realty Investors	284,695	9,357,925
Welltower Inc.	876,964	55,923,994
Weyerhaeuser Co.	1,785,288	62,949,255
WP Carey Inc.	252,752	17,414,613

		1,538,577,920
FOOD & STAPLES RETAILING — 0.22%
Casey’s General Stores Inc.	90,474	10,127,659
Rite Aid Corp.[a,b]	2,541,803	5,007,352
Sprouts Farmers Market Inc.[b]	309,529	7,537,031
U.S. Foods Holding Corp.[b]	485,545	15,503,452

		38,175,494
FOOD PRODUCTS — 2.38%
Blue Buffalo Pet Products Inc.[a,b]	221,590	7,265,936
Bunge Ltd.	335,303	22,492,125
Campbell Soup Co.	424,257	20,411,004
Conagra Brands Inc.	930,908	35,067,304

400

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2017

Security	Shares	Value
Flowers Foods Inc.	427,003	$8,245,428
Hain Celestial Group Inc. (The)[a,b]	241,298	10,228,622
Hershey Co. (The)	328,945	37,338,547
Hormel Foods Corp.	644,117	23,439,418
Ingredion Inc.	170,518	23,838,416
JM Smucker Co. (The)	263,194	32,699,223
Kellogg Co.	584,134	39,709,429
Lamb Weston Holdings Inc.	350,309	19,774,943
McCormick & Co. Inc./MD NVS	288,006	29,350,692
Pilgrim’s Pride Corp.[a,b]	125,501	3,898,061
Pinnacle Foods Inc.	283,246	16,844,640
Post Holdings Inc.[a,b]	156,104	12,368,120
Seaboard Corp.	627	2,765,070
TreeHouse Foods Inc.[a,b]	130,921	6,475,353
Tyson Foods Inc. Class A	666,503	54,033,398

		406,245,729
GAS UTILITIES — 0.30%
Atmos Energy Corp.	246,573	21,178,155
National Fuel Gas Co.	190,843	10,479,189
UGI Corp.	413,911	19,433,122

		51,090,466
HEALTH CARE EQUIPMENT & SUPPLIES — 2.56%
ABIOMED Inc.[b]	98,030	18,371,802
Align Technology Inc.[b]	189,941	42,202,991
Cooper Companies Inc. (The)	115,431	25,150,106
DENTSPLY SIRONA Inc.	537,842	35,406,139
DexCom Inc.[a,b]	205,872	11,814,994
Edwards Lifesciences Corp.[b]	499,968	56,351,393
Hill-Rom Holdings Inc.	157,967	13,315,038
Hologic Inc.[b]	665,122	28,433,966
IDEXX Laboratories Inc.[b]	208,122	32,546,118
ResMed Inc.	332,981	28,200,161
STERIS PLC	200,512	17,538,785
Teleflex Inc.	107,508	26,750,141
Varian Medical Systems Inc.[a,b]	219,807	24,431,548
West Pharmaceutical Services Inc.	175,430	17,309,678
Zimmer Biomet Holdings Inc.	482,956	58,278,301

		436,101,161
HEALTH CARE PROVIDERS & SERVICES — 1.99%
Acadia Healthcare Co. Inc.[a,b]	187,126	6,105,921
AmerisourceBergen Corp.	379,194	34,817,593

Security	Shares	Value
Brookdale Senior Living Inc.[a,b]	436,021	$4,229,404
Cardinal Health Inc.	756,455	46,347,998
Centene Corp.[b]	407,419	41,100,429
DaVita Inc.[b]	366,692	26,493,497
Envision Healthcare Corp.[b]	286,266	9,893,353
Henry Schein Inc.[a,b]	377,032	26,346,996
Laboratory Corp. of America Holdings[b]	244,778	39,044,539
LifePoint Health Inc.[a,b]	86,449	4,305,160
MEDNAX Inc.[b]	219,565	11,733,554
Patterson Companies Inc.	196,095	7,084,912
Premier Inc. Class Aa,b	135,127	3,944,357
Quest Diagnostics Inc.	326,629	32,169,690
Universal Health Services Inc. Class B	205,679	23,313,715
WellCare Health Plans Inc.[b]	106,357	21,389,456

		338,320,574
HEALTH CARE TECHNOLOGY — 0.43%
athenahealth Inc.[a,b]	94,833	12,616,582
Cerner Corp.[b]	688,379	46,389,861
Veeva Systems Inc. Class Aa,b	259,811	14,362,352

		73,368,795
HOTELS, RESTAURANTS & LEISURE — 2.51%
Aramark	580,256	24,800,141
Chipotle Mexican Grill Inc.[a,b]	60,619	17,520,710
Choice Hotels International Inc.	78,914	6,123,726
Darden Restaurants Inc.	297,475	28,563,550
Domino’s Pizza Inc.	104,275	19,703,804
Dunkin’ Brands Group Inc.	214,627	13,837,003
Extended Stay America Inc.	455,980	8,663,620
Hilton Grand Vacations Inc.[b]	164,157	6,886,386
Hilton Worldwide Holdings Inc.	519,001	41,447,420
Hyatt Hotels Corp. Class Ab	110,430	8,121,022
International Game Technology PLC	256,317	6,794,964
MGM Resorts International	1,194,493	39,884,121
Norwegian Cruise Line Holdings Ltd.[b]	444,308	23,659,401
Royal Caribbean Cruises Ltd.	410,632	48,980,185
Six Flags Entertainment Corp.	156,705	10,431,852
Vail Resorts Inc.	95,735	20,340,815
Wendy’s Co. (The)	437,400	7,182,108

401

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2017

Security	Shares	Value
Wyndham Worldwide Corp.	237,214	$27,485,986
Wynn Resorts Ltd.	190,657	32,142,864
Yum China Holdings Inc.	882,975	35,336,659

		427,906,337
HOUSEHOLD DURABLES — 1.78%
CalAtlantic Group Inc.	192,250	10,840,977
DR Horton Inc.	817,907	41,770,510
Garmin Ltd.	289,353	17,236,758
Leggett & Platt Inc.	316,772	15,119,528
Lennar Corp. Class A	475,744	30,086,051
Lennar Corp. Class Ba	34,393	1,777,430
Mohawk Industries Inc.[b]	148,282	40,911,004
Newell Brands Inc.	1,165,450	36,012,405
NVR Inc.[b]	7,939	27,851,759
PulteGroup Inc.	651,278	21,654,993
Tempur Sealy International Inc.[a,b]	109,953	6,892,954
Toll Brothers Inc.	351,251	16,867,073
Tupperware Brands Corp.	120,105	7,530,584
Whirlpool Corp.	168,460	28,409,094

		302,961,120
HOUSEHOLD PRODUCTS — 0.52%
Church & Dwight Co. Inc.	594,587	29,830,429
Clorox Co. (The)	308,758	45,924,665
Energizer Holdings Inc.	145,157	6,964,633
Spectrum Brands Holdings Inc.	58,057	6,525,607

		89,245,334
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.36%
AES Corp./VA	1,583,824	17,152,814
Calpine Corp.[b]	864,020	13,072,623
NRG Energy Inc.	716,132	20,395,439
Vistra Energy Corp.[b]	572,526	10,488,676

		61,109,552
INDUSTRIAL CONGLOMERATES — 0.46%
Carlisle Companies Inc.	144,682	16,443,109
Roper Technologies Inc.	240,530	62,297,270

		78,740,379
INSURANCE — 4.48%
Alleghany Corp.[b]	34,198	20,385,086
American Financial Group Inc./OH	168,222	18,258,816

Security	Shares	Value
American National Insurance Co.	18,301	$2,347,103
Arch Capital Group Ltd.[b]	292,793	26,576,821
Arthur J Gallagher & Co.	424,667	26,872,928
Aspen Insurance Holdings Ltd.	138,464	5,621,638
Assurant Inc.	127,742	12,881,503
Assured Guaranty Ltd.	277,329	9,393,133
Athene Holding Ltd. Class Ab	255,904	13,232,796
Axis Capital Holdings Ltd.	194,393	9,770,192
Brown & Brown Inc.	281,538	14,487,945
Cincinnati Financial Corp.	367,410	27,544,728
CNA Financial Corp.	63,949	3,392,494
Erie Indemnity Co. Class A	59,383	7,235,225
Everest Re Group Ltd.	97,165	21,498,728
First American Financial Corp.	256,345	14,365,574
FNF Group	625,474	24,543,600
Hanover Insurance Group Inc. (The)	102,210	11,046,857
Hartford Financial Services Group Inc. (The)	848,308	47,742,774
Lincoln National Corp.	520,538	40,013,756
Loews Corp.	664,094	33,224,623
Markel Corp.[a,b]	32,539	37,066,151
Mercury General Corp.	64,749	3,460,187
Old Republic International Corp.	578,397	12,366,128
Principal Financial Group Inc.	637,648	44,992,443
ProAssurance Corp.	125,148	7,152,208
Progressive Corp. (The)	1,386,593	78,092,918
Reinsurance Group of America Inc.	152,383	23,761,081
RenaissanceRe Holdings Ltd.	95,404	11,981,788
Torchmark Corp.	275,740	25,012,375
Unum Group	541,367	29,715,635
Validus Holdings Ltd.	182,984	8,585,609
White Mountains Insurance Group Ltd.	8,524	7,256,311
Willis Towers Watson PLC	302,650	45,606,329
WR Berkley Corp.	228,260	16,354,829
XL Group Ltd.	599,926	21,093,398

		762,933,710
INTERNET & DIRECT MARKETING RETAIL — 0.55%
Expedia Inc.	293,601	35,164,592
Liberty Expedia Holdings Inc. Class Aa,b	128,600	5,700,838

402

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2017

Security	Shares	Value
Liberty Interactive Corp. QVC Group Series Aa,b	1,064,863	$26,003,954
Liberty Ventures Series Ab	188,939	10,248,051
TripAdvisor Inc.[a,b]	256,421	8,836,268
Wayfair Inc. Class Aa,b	90,988	7,303,607

		93,257,310
INTERNET SOFTWARE & SERVICES — 1.08%
Akamai Technologies Inc.[a,b]	394,609	25,665,369
CoStar Group Inc.[b]	84,751	25,166,809
GoDaddy Inc. Class Aa,b	300,410	15,104,615
IAC/InterActiveCorp[b]	167,021	20,423,328
LogMeIn Inc.	124,463	14,251,013
Match Group Inc.[a,b]	89,520	2,802,871
Pandora Media Inc.[a,b]	578,251	2,787,170
Twitter Inc.[a,b]	1,603,153	38,491,704
VeriSign Inc.[a,b]	204,438	23,395,885
Zillow Group Inc. Class Aa,b	127,736	5,203,965
Zillow Group Inc. Class Ca,b	258,202	10,565,626

		183,858,355
IT SERVICES — 4.24%
Alliance Data Systems Corp.	115,933	29,386,697
Amdocs Ltd.	344,527	22,559,628
Black Knight Inc.[b]	258,643	11,419,088
Booz Allen Hamilton Holding Corp.	338,570	12,909,674
Broadridge Financial Solutions Inc.	280,000	25,362,400
Conduent Inc.[b]	449,841	7,269,431
CoreLogic Inc./U.S.[b]	195,628	9,039,970
CSRA Inc.	389,590	11,656,533
DST Systems Inc.	142,032	8,815,926
DXC Technology Co.	677,199	64,266,185
Euronet Worldwide Inc.[a,b]	118,990	10,027,287
Fidelity National Information Services Inc.	786,320	73,984,849
First Data Corp. Class Aa,b	1,135,476	18,973,804
Fiserv Inc.[b]	507,190	66,507,825
FleetCor Technologies Inc.[a,b]	213,096	41,006,063
Gartner Inc.[b]	209,273	25,771,970
Genpact Ltd.	361,439	11,472,074
Global Payments Inc.[a]	363,201	36,407,268
Jack Henry & Associates Inc.	185,195	21,660,407
Leidos Holdings Inc.	339,941	21,949,990

Security	Shares	Value
Paychex Inc.	769,159	$52,364,345
Sabre Corp.	493,923	10,125,421
Square Inc. Class Aa,b	579,322	20,085,094
Switch Inc. Class Aa	86,247	1,568,833
Teradata Corp.a,[b]	287,692	11,064,634
Total System Services Inc.	432,774	34,228,096
Western Union Co. (The)	1,099,316	20,897,997
WEX Inc.a,[b]	94,152	13,297,087
Worldpay Inc. Class A	383,216	28,185,537

		722,264,113
LEISURE PRODUCTS — 0.39%
Brunswick Corp./DE	207,966	11,483,883
Hasbro Inc.	271,309	24,659,275
Mattel Inc.	824,747	12,684,609
Polaris Industries Inc.	141,060	17,490,029

		66,317,796
LIFE SCIENCES TOOLS & SERVICES — 1.87%
Agilent Technologies Inc.	771,711	51,681,486
Bio-Rad Laboratories Inc. Class Ab	50,433	12,036,844
Bio-Techne Corp.	88,952	11,523,732
Bruker Corp.	241,866	8,300,841
Charles River Laboratories International Inc.[b]	113,256	12,395,869
Illumina Inc.[b]	348,561	76,157,093
IQVIA Holdings Inc.[b]	381,466	37,345,521
Mettler-Toledo International Inc.[b]	60,705	37,607,962
PerkinElmer Inc.	262,088	19,163,875
QIAGEN NV	537,843	16,635,484
Waters Corp.[a,b]	181,813	35,124,453

		317,973,160
MACHINERY — 4.47%
AGCO Corp.	160,400	11,457,372
Allison Transmission Holdings Inc.	297,628	12,818,838
Colfax Corp.[b]	209,710	8,308,710
Crane Co.	118,437	10,566,949
Cummins Inc.	380,153	67,150,226
Donaldson Co. Inc.	309,592	15,154,528
Dover Corp.	370,109	37,377,308
Flowserve Corp.	313,695	13,215,970
Fortive Corp.	734,489	53,140,279

403

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2017

Security	Shares	Value
Gardner Denver Holdings Inc.[a,b]	154,426	$5,239,674
Graco Inc.	395,918	17,903,412
IDEX Corp.	182,512	24,086,109
Ingersoll-Rand PLC	597,210	53,265,160
ITT Inc.	213,670	11,403,568
Lincoln Electric Holdings Inc.	141,291	12,939,430
Middleby Corp. (The)[a,b]	130,954	17,672,242
Nordson Corp.	137,733	20,164,111
Oshkosh Corp.	178,647	16,237,226
PACCAR Inc.	820,518	58,322,419
Parker-Hannifin Corp.	316,373	63,141,723
Pentair PLC	395,794	27,950,972
Snap-on Inc.	135,779	23,666,280
Stanley Black & Decker Inc.	365,924	62,093,644
Terex Corp.	185,827	8,960,578
Timken Co. (The)	163,919	8,056,619
Toro Co. (The)	252,657	16,480,816
Trinity Industries Inc.	360,926	13,520,288
WABCO Holdings Inc.[b]	121,235	17,397,223
Wabtec Corp./DEa	205,436	16,728,654
Welbilt Inc.[a,b]	305,926	7,192,320
Xylem Inc./NY	427,945	29,185,849

		760,798,497
MARINE — 0.05%
Kirby Corp.[a,b]	126,358	8,440,714

		8,440,714
MEDIA — 1.85%
AMC Networks Inc. Class Aa,b	117,195	6,337,906
Cable One Inc.	11,142	7,836,726
Cinemark Holdings Inc.	252,035	8,775,859
Discovery Communications Inc. Class Aa,b	359,408	8,043,551
Discovery Communications Inc. Class C NVS[a,b]	490,589	10,385,769
Interpublic Group of Companies Inc. (The)	922,356	18,594,697
John Wiley & Sons Inc. Class A	105,347	6,926,565
Liberty Broadband Corp. Class Aa,b	60,524	5,147,566
Liberty Broadband Corp. Class Ca,b	248,604	21,171,117
Liberty Media Corp.-Liberty Formula One Class Aa,b	58,658	1,919,290

Security	Shares	Value
Liberty Media Corp.-Liberty Formula One Class Ca,b	445,070	$15,203,591
Liberty Media Corp.-Liberty SiriusXM Class Ab	210,941	8,365,920
Liberty Media Corp.-Liberty SiriusXM Class Cb	428,032	16,975,749
Lions Gate Entertainment Corp. Class Ab	122,275	4,134,118
Lions Gate Entertainment Corp. Class Bb	245,873	7,804,009
Live Nation Entertainment Inc.[b]	321,701	13,694,812
Madison Square Garden Co. (The) Class Ab	43,638	9,201,072
News Corp. Class A	914,511	14,824,223
News Corp. Class B	288,071	4,781,979
Omnicom Group Inc.	552,891	40,267,051
Regal Entertainment Group Class A	267,402	6,152,920
Scripps Networks Interactive Inc. Class A	206,216	17,606,722
Sirius XM Holdings Inc.[a]	3,491,859	18,716,364
TEGNA Inc.	509,263	7,170,423
Tribune Media Co. Class A	189,277	8,038,594
Viacom Inc. Class Aa	25,138	877,316
Viacom Inc. Class B NVS	840,467	25,894,788

		314,848,697
METALS & MINING — 1.53%
Alcoa Corp.[b]	442,450	23,834,782
Freeport-McMoRan Inc.[b]	3,240,061	61,431,557
Newmont Mining Corp.	1,277,663	47,937,916
Nucor Corp.	763,631	48,551,659
Reliance Steel & Aluminum Co.	169,884	14,574,348
Royal Gold Inc.	156,220	12,828,786
Southern Copper Corp.	194,473	9,227,744
Steel Dynamics Inc.	546,610	23,575,289
Tahoe Resources Inc.	734,133	3,516,497
U.S. Steel Corp.	418,420	14,724,200

		260,202,778
MORTGAGE REAL ESTATE INVESTMENT — 0.59%
AGNC Investment Corp.[a]	934,893	18,875,490
Annaly Capital Management Inc.	2,727,255	32,427,062

404

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2017

Security	Shares	Value
Chimera Investment Corp.[a]	444,307	$8,210,793
MFA Financial Inc.	933,427	7,392,742
New Residential Investment Corp.[a]	737,660	13,189,361
Starwood Property Trust Inc.[a]	612,811	13,083,515
Two Harbors Investment Corp.	419,106	6,814,663

		99,993,626
MULTI-UTILITIES — 2.59%
Ameren Corp.	578,760	34,141,052
CenterPoint Energy Inc.	1,030,086	29,213,239
CMS Energy Corp.	669,379	31,661,627
Consolidated Edison Inc.	743,775	63,183,686
DTE Energy Co.	428,096	46,859,388
MDU Resources Group Inc.	467,198	12,558,282
NiSource Inc.	805,388	20,674,310
Public Service Enterprise Group Inc.	1,209,831	62,306,297
SCANA Corp.	316,697	12,598,207
Sempra Energy	600,976	64,256,354
Vectren Corp.	199,914	12,998,408
WEC Energy Group Inc.	755,714	50,202,081

		440,652,931
MULTILINE RETAIL — 1.02%
Dollar General Corp.	658,996	61,293,218
Dollar Tree Inc.[b]	551,026	59,130,600
Kohl’s Corp.	402,998	21,854,581
Macy’s Inc.	731,198	18,418,878
Nordstrom Inc.	280,821	13,305,299

		174,002,576
OIL, GAS & CONSUMABLE FUELS — 5.02%
Andeavor	373,193	42,670,888
Antero Resources Corp.[a,b]	547,215	10,397,085
Apache Corp.	913,015	38,547,493
Cabot Oil & Gas Corp.	1,098,921	31,429,141
Centennial Resource Development Inc./DE Class Ab	314,193	6,221,021
Cheniere Energy Inc.[a,b]	488,246	26,287,165
Chesapeake Energy Corp.[a,b]	2,146,144	8,498,730
Cimarex Energy Co.	224,246	27,360,255
CNX Resources Corp.[b]	539,401	7,891,437
Concho Resources Inc.[a,b]	352,528	52,956,756
CONSOL Energy Inc.[b]	67,421	2,663,804

Security	Shares	Value
Continental Resources Inc./OKa,b	209,252	$11,084,078
Devon Energy Corp.	1,257,306	52,052,468
Diamondback Energy Inc.[a,b]	234,352	29,586,940
Energen Corp.[b]	233,181	13,424,230
EQT Corp.	561,061	31,935,592
Extraction Oil & Gas Inc.[a,b]	285,303	4,082,686
Gulfport Energy Corp.[b]	386,768	4,935,160
Hess Corp.	676,014	32,090,385
HollyFrontier Corp.	423,867	21,710,468
Kosmos Energy Ltd.[a,b]	549,485	3,763,972
Laredo Petroleum Inc.[a,b]	384,825	4,082,993
Marathon Oil Corp.	2,028,300	34,339,119
Marathon Petroleum Corp.	1,159,499	76,503,744
Murphy Oil Corp.	392,227	12,178,648
Newfield Exploration Co.[b]	477,456	15,054,188
Noble Energy Inc.	1,150,196	33,516,711
ONEOK Inc.	855,367	45,719,366
Parsley Energy Inc. Class Ab	559,806	16,480,689
PBF Energy Inc. Class A	263,266	9,332,780
QEP Resources Inc.[b]	570,009	5,454,986
Range Resources Corp.	542,382	9,253,037
RSP Permian Inc.[a,b]	315,731	12,843,937
SM Energy Co.[a]	262,805	5,802,734
Southwestern Energy Co.[a,b]	1,199,124	6,691,112
Targa Resources Corp.	505,574	24,479,893
Whiting Petroleum Corp.[b]	213,398	5,650,779
Williams Companies Inc. (The)	1,979,573	60,357,181
World Fuel Services Corp.	161,266	4,538,025
WPX Energy Inc.[b]	951,483	13,387,366

		855,257,042
PAPER & FOREST PRODUCTS — 0.04%
Domtar Corp.	147,474	7,302,912

		7,302,912
PERSONAL PRODUCTS — 0.29%
Coty Inc. Class A	1,118,227	22,241,535
Edgewell Personal Care Co.[b]	135,885	8,070,210
Herbalife Ltd.[a,b]	153,233	10,376,939
Nu Skin Enterprises Inc. Class A	122,350	8,347,940

		49,036,624
PHARMACEUTICALS — 1.07%
Akorn Inc.[b]	216,492	6,977,537
Endo International PLC[a,b]	534,689	4,143,840

405

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2017

Security	Shares	Value
Mallinckrodt PLC[a,b]	225,392	$5,084,844
Mylan NVb	1,275,895	53,983,117
Perrigo Co. PLC	315,557	27,503,948
Zoetis Inc.	1,176,790	84,775,952

		182,469,238
PROFESSIONAL SERVICES — 1.22%
Dun & Bradstreet Corp. (The)	87,667	10,380,649
Equifax Inc.	284,282	33,522,533
IHS Markit Ltd.[b]	918,971	41,491,541
ManpowerGroup Inc.	160,223	20,205,722
Nielsen Holdings PLC	855,779	31,150,356
Robert Half International Inc.	295,640	16,419,846
TransUnion[b]	376,755	20,706,455
Verisk Analytics Inc. Class Ab	361,486	34,702,656

		208,579,758
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.38%
CBRE Group Inc. Class Ab	701,094	30,364,381
Howard Hughes Corp. (The)[b]	80,765	10,602,022
Jones Lang LaSalle Inc.	108,206	16,115,120
Realogy Holdings Corp.	315,721	8,366,606

		65,448,129
ROAD & RAIL — 0.62%
AMERCO	11,914	4,502,420
Genesee & Wyoming Inc. Class Aa,b	146,634	11,544,495
JB Hunt Transport Services Inc.	206,967	23,797,065
Kansas City Southern	246,826	25,971,032
Landstar System Inc.	99,060	10,312,146
Old Dominion Freight Line Inc.	146,405	19,259,578
Ryder System Inc.	126,085	10,612,574

		105,999,310
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.04%
Advanced Micro Devices Inc.[a,b]	2,012,763	20,691,204
Analog Devices Inc.	875,441	77,940,512
Cavium Inc.[b]	160,295	13,437,530
Cypress Semiconductor Corp.	791,768	12,066,544
First Solar Inc.[a,b]	195,061	13,170,519
KLA-Tencor Corp.	375,222	39,424,575
Lam Research Corp.	385,906	71,033,717
Marvell Technology Group Ltd.	955,613	20,517,011
Maxim Integrated Products Inc.	670,870	35,073,084

Security	Shares	Value
Microchip Technology Inc.	544,783	$47,875,530
Microsemi Corp.[b]	280,592	14,492,577
ON Semiconductor Corp.[b]	998,483	20,908,234
Qorvo Inc.[a,b]	302,793	20,166,014
Skyworks Solutions Inc.	440,969	41,870,007
Teradyne Inc.	475,504	19,909,352
Versum Materials Inc.	257,754	9,755,989
Xilinx Inc.	595,319	40,136,407

		518,468,806
SOFTWARE — 3.74%
ANSYS Inc.[b]	203,673	30,060,098
Atlassian Corp. PLC Class Aa,b	218,868	9,962,871
Autodesk Inc.[b]	496,525	52,050,716
CA Inc.	753,169	25,065,464
Cadence Design Systems Inc.[b]	661,456	27,662,090
CDK Global Inc.	305,609	21,783,810
Citrix Systems Inc.[b]	360,558	31,729,104
Dell Technologies Inc. Class Vb	491,379	39,939,285
FireEye Inc.[a,b]	433,641	6,157,702
Fortinet Inc.[b]	349,190	15,256,111
Guidewire Software Inc.[a,b]	180,696	13,418,485
Manhattan Associates Inc.[a,b]	163,709	8,110,144
Nuance Communications Inc.[b]	691,066	11,298,929
PTC Inc.[b]	274,850	16,702,634
Red Hat Inc.[b]	423,634	50,878,443
ServiceNow Inc.[a,b]	399,809	52,131,096
Splunk Inc.[a,b]	333,052	27,590,028
SS&C Technologies Holdings Inc.	412,528	16,699,133
Symantec Corp.	1,462,010	41,024,001
Synopsys Inc.[b]	357,370	30,462,219
Tableau Software Inc. Class Aa,b	153,017	10,588,776
Take-Two Interactive Software Inc.[a,b]	266,792	29,288,426
Tyler Technologies Inc.[a,b]	82,711	14,643,983
Ultimate Software Group Inc. (The)[a,b]	68,264	14,897,253
Workday Inc. Class Aa,b	318,792	32,433,898
Zynga Inc. Class Ab	1,846,198	7,384,792

		637,219,491

406

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2017

Security	Shares	Value
SPECIALTY RETAIL — 2.92%
Advance Auto Parts Inc.	170,417	$16,988,871
AutoNation Inc.[a,b]	138,179	7,092,728
AutoZone Inc.[b]	65,601	46,666,583
Bed Bath & Beyond Inc.	329,544	7,246,673
Best Buy Co. Inc.	614,722	42,090,015
Burlington Stores Inc.[b]	162,919	20,043,925
CarMax Inc.[b]	438,330	28,110,103
Dick’s Sporting Goods Inc.	196,181	5,638,242
Floor & Decor Holdings Inc. Class Ab	51,972	2,529,997
Foot Locker Inc.	295,244	13,841,039
GameStop Corp. Class A	235,881	4,234,064
Gap Inc. (The)	566,105	19,281,536
L Brands Inc.	573,268	34,522,199
Michaels Companies Inc. (The)[b]	263,726	6,379,532
Murphy USA Inc.[a,b]	77,606	6,236,418
O’Reilly Automotive Inc.[b]	199,727	48,042,333
Penske Automotive Group Inc.	84,405	4,038,779
Ross Stores Inc.	903,691	72,521,203
Sally Beauty Holdings Inc.[a,b]	310,526	5,825,468
Signet Jewelers Ltd.	144,338	8,162,314
Tiffany & Co.	257,936	26,812,447
Tractor Supply Co.	300,506	22,462,823
Ulta Salon Cosmetics & Fragrance Inc.[a,b]	139,828	31,273,930
Urban Outfitters Inc.[a,b]	193,438	6,781,936
Williams-Sonoma Inc.	201,887	10,437,558

		497,260,716
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.69%
NCR Corp.[a,b]	285,987	9,720,698
NetApp Inc.	651,299	36,029,861
Western Digital Corp.	708,963	56,383,827
Xerox Corp.	550,471	16,046,230

		118,180,616
TEXTILES, APPAREL & LUXURY GOODS — 1.30%
Carter’s Inc.	111,270	13,073,112
Hanesbrands Inc.	869,734	18,186,138
Lululemon Athletica Inc.[a,b]	227,485	17,878,046
Michael Kors Holdings Ltd.[b]	342,402	21,554,206
PVH Corp.	185,542	25,458,218

Security	Shares	Value
Ralph Lauren Corp.	133,099	$13,801,035
Skechers U.S.A. Inc. Class Ab	315,154	11,925,427
Tapestry Inc.	681,396	30,138,145
Under Armour Inc. Class Aa,b	436,015	6,291,697
Under Armour Inc. Class Ca,b	442,499	5,894,087
VF Corp.	779,554	57,686,996

		221,887,107
THRIFTS & MORTGAGE FINANCE — 0.10%
New York Community Bancorp. Inc.	1,141,417	14,861,249
TFS Financial Corp.	131,526	1,964,999

		16,826,248
TRADING COMPANIES & DISTRIBUTORS — 0.99%
Air Lease Corp.	232,339	11,173,183
Fastenal Co.	692,999	37,900,115
HD Supply Holdings Inc.[b]	446,737	17,882,882
MSC Industrial Direct Co. Inc. Class A	104,448	10,095,944
United Rentals Inc.[b]	201,437	34,629,035
Univar Inc.[a,b]	271,343	8,400,779
Watsco Inc.	72,756	12,371,430
WESCO International Inc.[a,b]	111,752	7,615,899
WW Grainger Inc.	122,982	29,054,497

		169,123,764
TRANSPORTATION INFRASTRUCTURE — 0.07%
Macquarie Infrastructure Corp.	190,989	12,261,494

		12,261,494
WATER UTILITIES — 0.33%
American Water Works Co. Inc.	427,686	39,128,992
Aqua America Inc.	426,257	16,722,062

		55,851,054
WIRELESS TELECOMMUNICATION SERVICES — 0.05%
Telephone & Data Systems Inc.	229,753	6,387,133
U.S. Cellular Corp.[b]	33,904	1,275,808

		7,662,941

TOTAL COMMON STOCKS
(Cost: $12,731,753,090)		17,003,354,038

407

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2017

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.79%

MONEY MARKET FUNDS — 4.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	793,234,217	$793,313,541
BlackRock Cash Funds: Treasury, SL Agency Shares
1.25%[c,d]	23,120,707	23,120,707

		816,434,248

Security	Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $816,385,425)	$816,434,248

TOTAL INVESTMENTS IN SECURITIES — 104.60%
(Cost: $13,548,138,515)	17,819,788,286
Other Assets, Less Liabilities — (4.60)%	(783,802,537)

NET ASSETS — 100.00%	$17,035,985,749

NVS — Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	705,810,780	87,423,437	[a]	—	793,234,217	$793,313,541	$—	[b]	$(74,102)	$(192,408)
BlackRock Cash Funds: Treasury, SL Agency Shares	38,360,127	—		(15,239,420)[a]	23,120,707	23,120,707	203,640		—	—

						$816,434,248	$203,640		$(74,102)	$(192,408)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	78	Mar 2018	$10,436	$45,099
S&P MidCap 400 E-Mini	94	Mar 2018	17,883	98,744

				$143,843

408

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2017

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$17,003,354,038	$—	$—	$17,003,354,038
Money Market Funds	816,434,248	—	—	816,434,248

Total	$17,819,788,286	$—	$—	$17,819,788,286

Derivative financial instruments[a]
Assets
Futures Contracts	$143,843	$—	$—	$143,843

Total	$143,843	$—	$—	$143,843

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

409

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 2.06%
BWX Technologies Inc.	255,451	$15,452,231
Harris Corp.	83,499	11,827,633
HEICO Corp.[a]	66,300	6,255,405
HEICO Corp. Class A	131,333	10,381,874
Hexcel Corp.	162,556	10,054,088
Huntington Ingalls Industries Inc.	101,733	23,978,468
Rockwell Collins Inc.	442,522	60,014,834
TransDigm Group Inc.	131,908	36,224,575

		174,189,108
AIR FREIGHT & LOGISTICS — 0.92%
CH Robinson Worldwide Inc.	382,224	34,052,336
Expeditors International of Washington Inc.	340,341	22,016,659
XPO Logistics Inc.[a,b]	237,699	21,770,852

		77,839,847
AIRLINES — 0.56%
Alaska Air Group Inc.	270,039	19,850,567
American Airlines Group Inc.	510,312	26,551,533
Copa Holdings SA Class A	6,158	825,542

		47,227,642
AUTO COMPONENTS — 1.49%
Aptiv PLC	730,666	61,982,397
BorgWarner Inc.	59,094	3,019,112
Delphi Technologies PLC[b]	243,555	12,779,331
Gentex Corp.	496,658	10,404,985
Lear Corp.	153,322	27,085,865
Visteon Corp.[b]	85,330	10,678,196

		125,949,886
AUTOMOBILES — 0.44%
Harley-Davidson Inc.	334,520	17,020,378
Thor Industries Inc.	134,496	20,271,237

		37,291,615
BANKS — 1.04%
Bank of the Ozarks Inc.	150,746	7,303,644
East West Bancorp. Inc.	23,770	1,445,929
First Republic Bank/CA	350,932	30,404,748
Pinnacle Financial Partners Inc.	61,031	4,046,355
Signature Bank/New York NYb	87,030	11,945,738

Security	Shares	Value
SVB Financial Group[b]	105,802	$24,733,334
Western Alliance Bancorp.[b]	149,224	8,449,063

		88,328,811
BEVERAGES — 1.05%
Brown-Forman Corp. Class A	139,528	9,381,863
Brown-Forman Corp. Class B	453,732	31,157,776
Dr Pepper Snapple Group Inc.	494,346	47,981,223

		88,520,862
BIOTECHNOLOGY — 2.98%
ACADIA Pharmaceuticals Inc.[a,b]	267,745	8,061,802
Agios Pharmaceuticals Inc.[a,b]	104,060	5,949,110
Alkermes PLC[a,b]	415,009	22,713,443
Alnylam Pharmaceuticals Inc.[a,b]	203,326	25,832,568
BioMarin Pharmaceutical Inc.[b]	475,745	42,422,182
Bioverativ Inc.[a,b]	295,261	15,920,473
Exelixis Inc.[b]	787,346	23,935,318
Incyte Corp.[b]	473,532	44,848,216
Intercept Pharmaceuticals Inc.[a,b]	48,480	2,832,202
Intrexon Corp.[a,b]	119,379	1,375,246
Ionis Pharmaceuticals Inc.[a,b]	336,441	16,922,982
Neurocrine Biosciences Inc.[a,b]	238,046	18,469,989
OPKO Health Inc.[a,b]	98,738	483,816
Seattle Genetics Inc.[a,b]	260,686	13,946,701
TESARO Inc.[a,b]	100,564	8,333,739

		252,047,787
BUILDING PRODUCTS — 1.45%
Allegion PLC	259,923	20,679,474
AO Smith Corp.	392,124	24,029,359
Armstrong World Industries Inc.[b]	119,448	7,232,577
Fortune Brands Home & Security Inc.	384,964	26,346,936
Lennox International Inc.	96,813	20,162,275
Masco Corp.	556,648	24,459,113

		122,909,734
CAPITAL MARKETS — 4.45%
Ameriprise Financial Inc.	362,873	61,496,087
BGC Partners Inc. Class A	158,055	2,388,211
Cboe Global Markets Inc.	300,827	37,480,036
Eaton Vance Corp. NVS	305,068	17,202,785
FactSet Research Systems Inc.	105,082	20,255,606

410

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2017

Security	Shares	Value
Federated Investors Inc. Class B NVS	66,835	$2,411,407
Invesco Ltd.	160,149	5,851,844
Lazard Ltd. Class A	287,854	15,112,335
Legg Mason Inc.	52,904	2,220,910
LPL Financial Holdings Inc.	240,702	13,753,712
MarketAxess Holdings Inc.	99,955	20,165,921
Moody’s Corp.	453,500	66,941,135
Morningstar Inc.	48,469	4,700,039
MSCI Inc.	242,293	30,659,756
Raymond James Financial Inc.	90,266	8,060,754
SEI Investments Co.	364,971	26,226,816
T Rowe Price Group Inc.	99,005	10,388,595
TD Ameritrade Holding Corp.	616,576	31,525,531

		376,841,480
CHEMICALS — 2.46%
Albemarle Corp.	55,943	7,154,550
Axalta Coating Systems Ltd.[b]	579,248	18,744,465
Celanese Corp. Series A	220,696	23,632,128
Chemours Co. (The)	503,542	25,207,313
FMC Corp.	364,629	34,515,781
Huntsman Corp.	263,391	8,768,286
International Flavors & Fragrances Inc.	215,516	32,889,897
NewMarket Corp.	18,661	7,415,695
Platform Specialty Products Corp.[b]	274,458	2,722,623
RPM International Inc.	327,346	17,159,477
Scotts Miracle-Gro Co. (The) Class A	109,545	11,720,220
Westlake Chemical Corp.	48,238	5,138,794
WR Grace & Co.	185,886	13,036,185

		208,105,414
COMMERCIAL SERVICES & SUPPLIES — 1.14%
Cintas Corp.	234,358	36,520,007
Clean Harbors Inc.[b]	99,905	5,414,851
Copart Inc.[a,b]	541,067	23,368,684
KAR Auction Services Inc.	369,644	18,670,719
Rollins Inc.	260,510	12,121,530

		96,095,791
COMMUNICATIONS EQUIPMENT — 1.25%
Arista Networks Inc.[a,b]	144,232	33,978,175
CommScope Holding Co. Inc.[a,b]	261,334	9,886,265

Security	Shares	Value
F5 Networks Inc.[b]	173,493	$22,765,751
Motorola Solutions Inc.	41,685	3,765,823
Palo Alto Networks Inc.[a,b]	242,679	35,173,894

		105,569,908
CONSTRUCTION & ENGINEERING — 0.05%
Quanta Services Inc.[b]	102,463	4,007,328

		4,007,328
CONSTRUCTION MATERIALS — 1.08%
Eagle Materials Inc.	127,826	14,482,686
Martin Marietta Materials Inc.	154,939	34,247,717
Vulcan Materials Co.	333,650	42,830,650

		91,561,053
CONSUMER FINANCE — 0.11%
Credit Acceptance Corp.[a,b]	27,614	8,932,577

		8,932,577
CONTAINERS & PACKAGING — 2.47%
AptarGroup Inc.	38,982	3,363,367
Ardagh Group SA	26,636	562,020
Avery Dennison Corp.	227,142	26,089,530
Ball Corp.	522,069	19,760,312
Berry Global Group Inc.[b]	352,987	20,709,747
Crown Holdings Inc.[b]	247,958	13,947,637
Graphic Packaging Holding Co.	594,205	9,180,467
International Paper Co.	1,021,401	59,179,974
Owens-Illinois Inc.[b]	344,388	7,635,082
Packaging Corp. of America	254,612	30,693,477
Sealed Air Corp.	249,746	12,312,478
Silgan Holdings Inc.	200,559	5,894,429

		209,328,520
DISTRIBUTORS — 0.39%
Genuine Parts Co.	147,493	14,013,310
LKQ Corp.[a,b]	118,179	4,806,340
Pool Corp.	106,351	13,788,407

		32,608,057
DIVERSIFIED CONSUMER SERVICES — 0.63%
Bright Horizons Family Solutions Inc.[a,b]	145,975	13,721,650
H&R Block Inc.	86,397	2,265,329
Service Corp. International/U.S.	495,251	18,482,767
ServiceMaster Global Holdings Inc.[b]	366,091	18,769,486

		53,239,232

411

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2017

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.08%
Leucadia National Corp.	207,865	$5,506,344
Voya Financial Inc.[a]	29,276	1,448,284

		6,954,628
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.22%
Zayo Group Holdings Inc.[a,b]	506,623	18,643,726

		18,643,726
ELECTRICAL EQUIPMENT — 1.35%
Acuity Brands Inc.	77,968	13,722,368
AMETEK Inc.	100,983	7,318,238
Hubbell Inc.	95,453	12,918,609
Rockwell Automation Inc.	350,308	68,782,976
Sensata Technologies Holding NVa,b	234,223	11,971,137

		114,713,328
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.86%
Amphenol Corp. Class A	815,239	71,577,984
CDW Corp./DE	407,285	28,302,235
Cognex Corp.	452,227	27,658,203
Coherent Inc.[b]	66,587	18,792,183
FLIR Systems Inc.	200,105	9,328,895
IPG Photonics Corp.[b]	97,899	20,963,113
National Instruments Corp.	227,367	9,465,288
Trimble Inc.[b]	540,271	21,956,614
Universal Display Corp.[a]	113,334	19,567,115
Zebra Technologies Corp. Class Ab	142,500	14,791,500

		242,403,130
ENERGY EQUIPMENT & SERVICES — 0.04%
RPC Inc.[a]	144,619	3,692,123

		3,692,123
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.15%
Boston Properties Inc.[a]	62,672	8,149,240
CoreSite Realty Corp.[a]	91,910	10,468,549
CubeSmart[a]	331,236	9,579,345
CyrusOne Inc.	215,757	12,844,014
Digital Realty Trust Inc.	425,023	48,410,120
Douglas Emmett Inc.[a]	350,800	14,403,848
Equity LifeStyle Properties Inc.[a]	221,697	19,735,467
Extra Space Storage Inc.[a]	281,372	24,605,982

Security	Shares	Value
Federal Realty Investment Trust[a]	75,478	$10,024,233
Gaming and Leisure Properties Inc.	175,344	6,487,728
Hudson Pacific Properties Inc.	43,597	1,493,197
Iron Mountain Inc.[a]	659,636	24,888,066
Lamar Advertising Co. Class Aa	201,879	14,987,497
Outfront Media Inc.	51,086	1,185,195
SBA Communications Corp.[b]	327,469	53,495,336
Tanger Factory Outlet Centers Inc.[a]	16,986	450,299
Taubman Centers Inc.[a]	79,056	5,172,634

		266,380,750
FOOD & STAPLES RETAILING — 0.13%
Rite Aid Corp.[a,b]	1,329,243	2,618,609
Sprouts Farmers Market Inc.[a,b]	356,375	8,677,731

		11,296,340
FOOD PRODUCTS — 1.75%
Blue Buffalo Pet Products Inc.[a,b]	253,201	8,302,461
Campbell Soup Co.	318,177	15,307,495
Hershey Co. (The)	336,025	38,142,198
Kellogg Co.	614,786	41,793,152
Lamb Weston Holdings Inc.	91,659	5,174,151
McCormick & Co. Inc./MD NVS	327,491	33,374,608
Pilgrim’s Pride Corp.[a,b]	127,782	3,968,909
TreeHouse Foods Inc.[a,b]	45,166	2,233,910

		148,296,884
HEALTH CARE EQUIPMENT & SUPPLIES — 3.82%
ABIOMED Inc.[b]	111,761	20,945,129
Align Technology Inc.[b]	216,625	48,131,909
Cooper Companies Inc. (The)[a]	102,414	22,313,962
DexCom Inc.[a,b]	233,362	13,392,645
Edwards Lifesciences Corp.[b]	570,205	64,267,806
Hill-Rom Holdings Inc.	167,799	14,143,778
Hologic Inc.[a,b]	431,754	18,457,483
IDEXX Laboratories Inc.[b]	237,888	37,200,925
ResMed Inc.	380,407	32,216,669
Teleflex Inc.	19,899	4,951,269
Varian Medical Systems Inc.[a,b]	250,704	27,865,750
West Pharmaceutical Services Inc.	199,567	19,691,276

		323,578,601

412

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2017

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 1.19%
AmerisourceBergen Corp.	433,418	$39,796,441
Centene Corp.[b]	58,128	5,863,953
Henry Schein Inc.[a,b]	431,235	30,134,702
LifePoint Health Inc.[a,b]	16,837	838,482
Patterson Companies Inc.	21,516	777,373
Premier Inc. Class Aa,b	44,368	1,295,102
WellCare Health Plans Inc.[b]	111,657	22,455,339

		101,161,392
HEALTH CARE TECHNOLOGY — 0.99%
athenahealth Inc.[a,b]	107,548	14,308,186
Cerner Corp.[a,b]	785,084	52,906,811
Veeva Systems Inc. Class Aa,b	295,720	16,347,401

		83,562,398
HOTELS, RESTAURANTS & LEISURE — 3.71%
Aramark	281,260	12,021,052
Chipotle Mexican Grill Inc.[a,b]	68,953	19,929,486
Choice Hotels International Inc.	90,462	7,019,851
Darden Restaurants Inc.	339,651	32,613,289
Domino’s Pizza Inc.	118,886	22,464,699
Dunkin’ Brands Group Inc.	244,882	15,787,542
Extended Stay America Inc.	292,179	5,551,401
Hilton Grand Vacations Inc.[b]	187,183	7,852,327
Hilton Worldwide Holdings Inc.	520,876	41,597,157
MGM Resorts International	100,362	3,351,087
Six Flags Entertainment Corp.	179,447	11,945,787
Vail Resorts Inc.	109,159	23,193,013
Wendy’s Co. (The)	499,797	8,206,667
Wyndham Worldwide Corp.	270,478	31,340,286
Wynn Resorts Ltd.	217,878	36,732,052
Yum China Holdings Inc.	869,442	34,795,069

		314,400,765
HOUSEHOLD DURABLES —1.24%
DR Horton Inc.	511,149	26,104,379
Leggett & Platt Inc.	289,505	13,818,074
Mohawk Industries Inc.[b]	10,563	2,914,332
NVR Inc.[b]	9,033	31,689,751
PulteGroup Inc.	212,292	7,058,709
Tempur Sealy International Inc.[a,b]	48,376	3,032,691
Toll Brothers Inc.	190,938	9,168,843
Tupperware Brands Corp.	137,226	8,604,070

Security	Shares	Value
Whirlpool Corp.	15,709	$2,649,166

		105,040,015
HOUSEHOLD PRODUCTS — 1.11%
Church & Dwight Co. Inc.	679,181	34,074,511
Clorox Co. (The)	300,019	44,624,826
Energizer Holdings Inc.	165,876	7,958,730
Spectrum Brands Holdings Inc.	65,452	7,356,805

		94,014,872
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.05%
NRG Energy Inc.[a]	159,878	4,553,325

		4,553,325
INDUSTRIAL CONGLOMERATES — 0.79%
Roper Technologies Inc.	259,509	67,212,831

		67,212,831
INSURANCE — 1.58%
Arch Capital Group Ltd.[b]	46,461	4,217,265
Arthur J Gallagher & Co.	332,670	21,051,358
Aspen Insurance Holdings Ltd.	49,580	2,012,948
Assurant Inc.	30,209	3,046,276
Erie Indemnity Co. Class A	49,306	6,007,443
Progressive Corp. (The)	1,581,387	89,063,716
RenaissanceRe Holdings Ltd.	7,802	979,853
XL Group Ltd.	218,490	7,682,108

		134,060,967
INTERNET & DIRECT MARKETING RETAIL — 0.86%
Expedia Inc.	334,734	40,091,091
Liberty Expedia Holdings Inc. Class Ab	27,528	1,220,316
Liberty Interactive Corp. QVC Group Series Aa,b	746,870	18,238,566
TripAdvisor Inc.[a,b]	140,630	4,846,110
Wayfair Inc. Class Aa,b	103,979	8,346,394

		72,742,477
INTERNET SOFTWARE & SERVICES — 1.50%
CoStar Group Inc.[b]	96,619	28,691,012
GoDaddy Inc. Class Aa,b	342,510	17,221,403
IAC/InterActiveCorp[b]	190,182	23,255,455
LogMeIn Inc.	87,959	10,071,305
Match Group Inc.[a,b]	99,055	3,101,412
Pandora Media Inc.[b]	658,043	3,171,767
Twitter Inc.[b]	114,298	2,744,295

413

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2017

Security	Shares	Value
VeriSign Inc.[a,b]	232,406	$26,596,543
Zillow Group Inc. Class Aa,b	101,847	4,149,247
Zillow Group Inc. Class Ca,b	203,718	8,336,141

		127,338,580
IT SERVICES — 8.22%
Alliance Data Systems Corp.	132,346	33,547,064
Black Knight Inc.[b]	295,978	13,067,429
Booz Allen Hamilton Holding Corp.	364,835	13,911,159
Broadridge Financial Solutions Inc.	319,381	28,929,531
CoreLogic Inc./U.S.[b]	134,845	6,231,187
CSRA Inc.	441,195	13,200,554
DST Systems Inc.	16,923	1,050,411
DXC Technology Co.	772,333	73,294,402
Euronet Worldwide Inc.[a,b]	136,975	11,542,883
Fidelity National Information Services Inc.	510,271	48,011,398
First Data Corp. Class Ab	1,294,621	21,633,117
Fiserv Inc.[a,b]	578,441	75,850,968
FleetCor Technologies Inc.[b]	243,007	46,761,837
Gartner Inc.[b]	238,824	29,411,176
Genpact Ltd.	413,966	13,139,281
Global Payments Inc.[a]	413,977	41,497,055
Jack Henry & Associates Inc.	210,999	24,678,443
Paychex Inc.	877,212	59,720,593
Sabre Corp.	440,791	9,036,216
Square Inc. Class Aa,b	662,605	22,972,515
Switch Inc. Class A	71,237	1,295,801
Total System Services Inc.	494,669	39,123,371
Vantiv Inc. Class Aa,b	437,706	32,193,276
Western Union Co. (The)	1,253,392	23,826,982
WEX Inc.[a,b]	85,470	12,070,928

		695,997,577
LEISURE PRODUCTS — 0.65%
Brunswick Corp./DE	195,415	10,790,816
Hasbro Inc.	234,377	21,302,526
Mattel Inc.	176,685	2,717,415
Polaris Industries Inc.	160,576	19,909,818

		54,720,575
LIFE SCIENCES TOOLS & SERVICES — 2.99%
Agilent Technologies Inc.	213,916	14,325,955
Bio-Techne Corp.	100,803	13,059,029

Security	Shares	Value
Bruker Corp.	102,810	$3,528,439
Charles River Laboratories International Inc.[b]	128,383	14,051,519
Illumina Inc.[a,b]	397,527	86,855,674
IQVIA Holdings Inc.[a,b]	284,841	27,885,934
Mettler-Toledo International Inc.[b]	69,068	42,789,007
PerkinElmer Inc.	56,382	4,122,652
QIAGEN NV	202,632	6,267,408
Waters Corp.[b]	207,814	40,147,587

		253,033,204
MACHINERY — 4.70%
Allison Transmission Holdings Inc.	339,341	14,615,417
Cummins Inc.	139,605	24,659,827
Donaldson Co. Inc.	327,234	16,018,104
Dover Corp.	44,897	4,534,148
Fortive Corp.	758,094	54,848,101
Gardner Denver Holdings Inc.[b]	175,217	5,945,113
Graco Inc.	450,476	20,370,525
IDEX Corp.	193,744	25,568,396
Ingersoll-Rand PLC	341,916	30,495,488
Lincoln Electric Holdings Inc.	160,254	14,676,061
Middleby Corp. (The)[a,b]	149,961	20,237,237
Nordson Corp.	156,725	22,944,540
Parker-Hannifin Corp.	312,108	62,290,515
Snap-on Inc.	20,594	3,589,534
Stanley Black & Decker Inc.	42,340	7,184,675
Toro Co. (The)	287,320	18,741,883
WABCO Holdings Inc.[b]	137,931	19,793,098
Wabtec Corp./DEa	74,342	6,053,669
Welbilt Inc.[a,b]	348,429	8,191,566
Xylem Inc./NY	254,675	17,368,835

		398,126,732
MEDIA — 1.63%
AMC Networks Inc. Class Aa,b	132,699	7,176,362
Cable One Inc.	12,740	8,960,679
Interpublic Group of Companies Inc. (The)	893,578	18,014,532
Lions Gate Entertainment Corp. Class Ab	90,988	3,076,304
Lions Gate Entertainment Corp. Class Bb	178,265	5,658,131

414

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2017

Security	Shares	Value
Live Nation Entertainment Inc.[a,b]	365,019	$15,538,859
Madison Square Garden Co. (The) Class Ab	4,130	870,811
Omnicom Group Inc.	630,498	45,919,169
Regal Entertainment Group Class A	80,671	1,856,240
Scripps Networks Interactive Inc. Class A	129,236	11,034,170
Sirius XM Holdings Inc.[a]	3,769,501	20,204,525

		138,309,782
METALS & MINING — 0.38%
Freeport-McMoRan Inc.[b]	732,228	13,883,043
Royal Gold Inc.	65,381	5,369,088
Southern Copper Corp.	198,452	9,416,547
Steel Dynamics Inc.	81,352	3,508,712

		32,177,390
MULTILINE RETAIL — 1.25%
Dollar General Corp.	287,099	26,703,078
Dollar Tree Inc.[b]	595,129	63,863,293
Nordstrom Inc.	318,653	15,097,779

		105,664,150
OIL, GAS & CONSUMABLE FUELS — 2.47%
Antero Resources Corp.[a,b]	308,252	5,856,788
Apache Corp.	53,742	2,268,987
Cabot Oil & Gas Corp.	884,998	25,310,943
Cheniere Energy Inc.[a,b]	368,069	19,816,835
Chesapeake Energy Corp.[b]	167,302	662,516
Cimarex Energy Co.[a]	238,426	29,090,356
Continental Resources Inc./OKa,b	104,312	5,525,407
Devon Energy Corp.	102,686	4,251,200
Diamondback Energy Inc.[a,b]	60,407	7,626,384
EQT Corp.	87,215	4,964,278
Gulfport Energy Corp.[a,b]	42,731	545,248
Laredo Petroleum Inc.[a,b]	439,448	4,662,543
Newfield Exploration Co.[a,b]	542,392	17,101,620
ONEOK Inc.	975,531	52,142,132
Parsley Energy Inc. Class Aa,b	420,621	12,383,082
RSP Permian Inc.[a,b]	179,032	7,283,022
Williams Companies Inc. (The)	329,709	10,052,827

		209,544,168

Security	Shares	Value
PERSONAL PRODUCTS — 0.17%
Herbalife Ltd.[a,b]	174,709	$11,831,294
Nu Skin Enterprises Inc. Class A	37,797	2,578,889

		14,410,183
PHARMACEUTICALS — 1.23%
Akorn Inc.[a,b]	230,429	7,426,727
Zoetis Inc.	1,342,109	96,685,532

		104,112,259
PROFESSIONAL SERVICES — 1.79%
Dun & Bradstreet Corp. (The)	39,788	4,711,297
Equifax Inc.	324,818	38,302,539
IHS Markit Ltd.[b]	597,390	26,972,159
Robert Half International Inc.	336,080	18,665,883
TransUnion[b]	429,563	23,608,782
Verisk Analytics Inc. Class Aa,b	413,179	39,665,184

		151,925,844
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.18%
CBRE Group Inc. Class Ab	351,640	15,229,528

		15,229,528
ROAD & RAIL — 0.62%
JB Hunt Transport Services Inc.	235,948	27,129,301
Landstar System Inc.	113,759	11,842,312
Old Dominion Freight Line Inc.	103,798	13,654,627

		52,626,240
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.03%
Advanced Micro Devices Inc.[a,b]	2,294,868	23,591,243
Analog Devices Inc.	998,425	88,889,778
Cavium Inc.[b]	182,761	15,320,855
Cypress Semiconductor Corp.	74,896	1,141,415
KLA-Tencor Corp.	427,872	44,956,511
Lam Research Corp.	440,120	81,012,888
Maxim Integrated Products Inc.	766,806	40,088,618
Microchip Technology Inc.	621,315	54,601,162
Microsemi Corp.[b]	259,460	13,401,109
ON Semiconductor Corp.[a,b]	1,073,569	22,480,535
Qorvo Inc.[b]	179,979	11,986,601
Skyworks Solutions Inc.	502,919	47,752,159
Teradyne Inc.	505,247	21,154,692
Versum Materials Inc.	26,504	1,003,176

415

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2017

Security	Shares	Value
Xilinx Inc.	642,209	$43,297,731

		510,678,473
SOFTWARE — 7.27%
ANSYS Inc.[b]	232,653	34,337,256
Atlassian Corp. PLC Class Aa,b	249,625	11,362,930
Autodesk Inc.[b]	463,219	48,559,248
Cadence Design Systems Inc.[b]	755,544	31,596,850
CDK Global Inc.	348,440	24,836,803
Citrix Systems Inc.[b]	411,981	36,254,328
Dell Technologies Inc. Class Vb	559,255	45,456,246
Fortinet Inc.[a,b]	398,836	17,425,145
Guidewire Software Inc.[a,b]	80,762	5,997,386
Manhattan Associates Inc.[a,b]	188,085	9,317,731
PTC Inc.[b]	312,586	18,995,851
Red Hat Inc.[b]	483,147	58,025,955
ServiceNow Inc.[a,b]	455,976	59,454,711
Splunk Inc.[b]	379,677	31,452,443
SS&C Technologies Holdings Inc.	431,657	17,473,475
Symantec Corp.	1,667,385	46,786,823
Synopsys Inc.[b]	31,674	2,699,892
Tableau Software Inc. Class Aa,b	174,470	12,073,324
Take-Two Interactive Software Inc.[b]	304,150	33,389,587
Tyler Technologies Inc.[a,b]	93,932	16,630,661
Ultimate Software Group Inc. (The)[a,b]	77,518	16,916,753
Workday Inc. Class Aa,b	363,461	36,978,522

		616,021,920
SPECIALTY RETAIL — 3.80%
Advance Auto Parts Inc.	51,479	5,131,941
AutoZone Inc.[b]	64,044	45,558,980
Burlington Stores Inc.[b]	105,986	13,039,458
CarMax Inc.[a,b]	498,355	31,959,506
Dick’s Sporting Goods Inc.	181,540	5,217,460
Floor & Decor Holdings Inc. Class Aa,b	60,592	2,949,619
Foot Locker Inc.	24,796	1,162,436
Gap Inc. (The)	31,320	1,066,759
L Brands Inc.	104,242	6,277,453
Michaels Companies Inc. (The)[a,b]	240,982	5,829,355

Security	Shares	Value
O’Reilly Automotive Inc.[b]	227,786	$54,791,644
Ross Stores Inc.	1,030,644	82,709,181
Sally Beauty Holdings Inc.[a,b]	121,243	2,274,519
Tractor Supply Co.	342,619	25,610,770
Ulta Salon Cosmetics & Fragrance Inc.[b]	159,260	35,620,092
Williams-Sonoma Inc.	45,724	2,363,931

		321,563,104
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.65%
NCR Corp.[a,b]	328,577	11,168,332
NetApp Inc.	633,533	35,047,045
Western Digital Corp.	115,622	9,195,418

		55,410,795
TEXTILES, APPAREL & LUXURY GOODS — 1.52%
Carter’s Inc.	127,916	15,028,851
Hanesbrands Inc.	989,748	20,695,631
Lululemon Athletica Inc.[a,b]	261,237	20,530,616
Michael Kors Holdings Ltd.[a,b]	28,979	1,824,228
Skechers U.S.A. Inc. Class Ab	153,028	5,790,579
Tapestry Inc.	131,311	5,807,885
Under Armour Inc. Class Aa,b	363,191	5,240,846
Under Armour Inc. Class Ca,b	368,590	4,909,619
VF Corp.	658,802	48,751,348

		128,579,603
TRADING COMPANIES & DISTRIBUTORS — 1.93%
Air Lease Corp.	15,954	767,228
Fastenal Co.	788,550	43,125,799
HD Supply Holdings Inc.[b]	509,351	20,389,321
MSC Industrial Direct Co. Inc. Class A	48,404	4,678,731
United Rentals Inc.[b]	230,155	39,565,946
Univar Inc.[b]	309,691	9,588,033
Watsco Inc.	82,503	14,028,810
WW Grainger Inc.	131,889	31,158,776

		163,302,644

TOTAL COMMON STOCKS
(Cost: $6,505,715,277)		8,462,075,955

416

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 7.10%

MONEY MARKET FUNDS — 7.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	593,595,159	$593,654,519
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	8,115,206	8,115,206

		601,769,725

TOTAL SHORT-TERM INVESTMENTS
(Cost: $601,743,924)		601,769,725

TOTAL INVESTMENTS IN SECURITIES — 107.02%
(Cost: $7,107,459,201)		9,063,845,680
Other Assets, Less Liabilities — (7.02)%		(594,809,474)

NET ASSETS — 100.00%		$8,469,036,206

NVS — Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	409,153,852	184,441,307	[a]	—	593,595,159	$593,654,519	$—	[b]	$(63,149)	$(136,525)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,357,264	—		(1,242,058)[a]	8,115,206	8,115,206	81,924		—	—

						$601,769,725	$81,924		$(63,149)	$(136,525)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

417

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2017

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	21	Mar 2018	$2,810	$12,142
S&P MidCap 400 E-Mini	17	Mar 2018	3,234	22,684

				$34,826

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,462,075,955	$—	$—	$8,462,075,955
Money Market Funds	601,769,725	—	—	601,769,725

Total	$9,063,845,680	$—	$—	$9,063,845,680

Derivative financial instruments[a]
Assets
Futures Contracts	$34,826	$—	$—	$34,826

Total	$34,826	$—	$—	$34,826

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

418

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.64%

AEROSPACE & DEFENSE — 2.04%
Arconic Inc.	1,167,852	$31,823,967
Harris Corp.	242,293	34,320,803
Hexcel Corp.	81,721	5,054,444
Huntington Ingalls Industries Inc.	20,096	4,736,627
L3 Technologies Inc.	212,415	42,026,308
Orbital ATK Inc.	156,941	20,637,742
Spirit AeroSystems Holdings Inc. Class A	316,634	27,626,316
Teledyne Technologies Inc.[a]	95,170	17,240,046
Textron Inc.[b]	726,076	41,088,641

		224,554,894
AIR FREIGHT & LOGISTICS — 0.16%
Expeditors International of Washington Inc.	143,619	9,290,713
XPO Logistics Inc.[a,b]	86,043	7,880,678

		17,171,391
AIRLINES — 1.16%
Alaska Air Group Inc.	57,712	4,242,409
American Airlines Group Inc.	673,417	35,037,886
Copa Holdings SA Class A	78,944	10,583,233
JetBlue Airways Corp.[a]	876,926	19,590,527
Spirit Airlines Inc.[a,b]	191,142	8,572,719
United Continental Holdings Inc.[a]	736,704	49,653,849

		127,680,623
AUTO COMPONENTS — 0.73%
Adient PLC	257,203	20,241,876
BorgWarner Inc.	519,341	26,533,132
Gentex Corp.	277,352	5,810,525
Goodyear Tire & Rubber Co. (The)	674,214	21,783,854
Lear Corp.	32,102	5,671,139

		80,040,526
AUTOMOBILES — 0.06%
Harley-Davidson Inc.	124,807	6,350,180

		6,350,180
BANKS — 7.05%
Associated Banc-Corp.	415,091	10,543,311
Bank of Hawaii Corp.	115,597	9,906,663
Bank of the Ozarks Inc.	176,724	8,562,278
BankUnited Inc.	285,635	11,631,057

Security	Shares	Value
BOK Financial Corp.	68,824	$6,353,832
CIT Group Inc.	358,525	17,650,186
Citizens Financial Group Inc.	1,348,315	56,602,264
Comerica Inc.	474,470	41,188,741
Commerce Bancshares Inc./MO	256,164	14,304,198
Cullen/Frost Bankers Inc.	153,810	14,558,116
East West Bancorp. Inc.	369,282	22,463,424
F.N.B. Corp.	878,434	12,139,958
Fifth Third Bancorp.	1,933,996	58,677,439
First Hawaiian Inc.	143,988	4,201,570
First Horizon National Corp.	796,340	15,918,837
First Republic Bank/CA	86,886	7,527,803
Huntington Bancshares Inc./OH	2,957,496	43,061,142
KeyCorp	2,933,120	59,161,030
M&T Bank Corp.	387,393	66,240,329
PacWest Bancorp.	347,864	17,532,345
People’s United Financial Inc.	934,608	17,477,170
Pinnacle Financial Partners Inc.	133,650	8,860,995
Popular Inc.	275,816	9,788,710
Prosperity Bancshares Inc.	181,432	12,712,940
Regions Financial Corp.	3,176,902	54,896,866
Signature Bank/New York NYa	60,866	8,354,467
SunTrust Banks Inc.	1,303,626	84,201,203
SVB Financial Group[a]	37,489	8,763,803
Synovus Financial Corp.	323,103	15,489,558
TCF Financial Corp.	436,242	8,942,961
Webster Financial Corp.	250,488	14,067,406
Western Alliance Bancorp.[a,b]	116,748	6,610,272
Zions BanCorp.	540,525	27,474,886

		775,865,760
BEVERAGES — 0.37%
Brown-Forman Corp. Class A	8,105	544,980
Brown-Forman Corp. Class B	27,281	1,873,386
Molson Coors Brewing Co. Class B	472,799	38,802,614

		41,220,980
BIOTECHNOLOGY — 0.32%
Agios Pharmaceuticals Inc.[a,b]	8,360	477,941
Alnylam Pharmaceuticals Inc.[a,b]	31,484	4,000,042
Intrexon Corp.[a,b]	49,532	570,609
Juno Therapeutics Inc.[a,b]	188,336	8,608,839
OPKO Health Inc.[a,b]	799,157	3,915,869
United Therapeutics Corp.[a]	117,862	17,437,683

		35,010,983

419

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2017

Security	Shares	Value
BUILDING PRODUCTS — 0.49%
Fortune Brands Home & Security Inc.	28,802	$1,971,209
Lennox International Inc.	7,652	1,593,605
Masco Corp.	302,150	13,276,471
Owens Corning	303,457	27,899,837
USG Corp.[a,b]	232,896	8,980,470

		53,721,592
CAPITAL MARKETS — 2.80%
Affiliated Managers Group Inc.	151,668	31,129,857
Ameriprise Financial Inc.	40,466	6,857,773
BGC Partners Inc. Class A	475,954	7,191,665
E*TRADE Financial Corp.[a]	739,250	36,644,622
Federated Investors Inc. Class B NVS	172,383	6,219,579
Interactive Brokers Group Inc. Class A	190,668	11,289,452
Invesco Ltd.	937,782	34,266,554
Lazard Ltd. Class A	32,499	1,706,198
Legg Mason Inc.	173,661	7,290,289
Morningstar Inc.	3,088	299,443
Nasdaq Inc.	311,904	23,963,584
Northern Trust Corp.	572,256	57,162,652
Raymond James Financial Inc.	260,597	23,271,312
T Rowe Price Group Inc.	544,724	57,157,889
TD Ameritrade Holding Corp.	74,982	3,833,830

		308,284,699
CHEMICALS — 1.90%
Albemarle Corp.	245,460	31,391,879
Ashland Global Holdings Inc.	169,403	12,061,494
Cabot Corp.	167,700	10,328,643
Celanese Corp. Series A	149,521	16,010,709
CF Industries Holdings Inc.	637,876	27,135,245
Eastman Chemical Co.	398,573	36,923,803
Huntsman Corp.	284,479	9,470,306
Mosaic Co. (The)	959,688	24,625,594
NewMarket Corp.	1,371	544,822
Olin Corp.	449,896	16,007,300
Platform Specialty Products Corp.[a,b]	324,918	3,223,187
RPM International Inc.	29,851	1,564,789
Scotts Miracle-Gro Co. (The) Class A	9,186	982,810

Security	Shares	Value
Valvoline Inc.	561,241	$14,064,699
Westlake Chemical Corp.	48,348	5,150,512

		209,485,792
COMMERCIAL SERVICES & SUPPLIES — 0.60%
Clean Harbors Inc.[a]	42,021	2,277,538
Pitney Bowes Inc.	514,925	5,756,862
Republic Services Inc.	629,513	42,561,374
Stericycle Inc.[a,b]	225,501	15,331,813

		65,927,587
COMMUNICATIONS EQUIPMENT — 0.87%
ARRIS International PLC[a]	482,647	12,399,201
CommScope Holding Co. Inc.[a,b]	255,637	9,670,748
EchoStar Corp. Class Aa	129,726	7,770,587
Juniper Networks Inc.	1,023,132	29,159,262
Motorola Solutions Inc.	405,531	36,635,671

		95,635,469
CONSTRUCTION & ENGINEERING — 0.72%
AECOM[a,b]	423,845	15,745,842
Fluor Corp.	381,923	19,726,323
Jacobs Engineering Group Inc.	326,353	21,526,244
Quanta Services Inc.[a]	302,038	11,812,706
Valmont Industries Inc.	60,712	10,069,085

		78,880,200
CONSTRUCTION MATERIALS — 0.06%
Martin Marietta Materials Inc.	16,268	3,595,878
Vulcan Materials Co.	24,613	3,159,571

		6,755,449
CONSUMER FINANCE — 2.09%
Ally Financial Inc.	1,213,810	35,394,700
Credit Acceptance Corp.[a,b]	2,874	929,681
Discover Financial Services	991,869	76,294,563
Navient Corp.	713,965	9,510,014
OneMain Holdings Inc.[a]	172,846	4,492,268
Santander Consumer USA Holdings Inc.	406,552	7,569,998
SLM Corp.[a]	1,178,296	13,314,745
Synchrony Financial	2,148,592	82,957,137

		230,463,106
CONTAINERS & PACKAGING — 1.17%
AptarGroup Inc.	128,072	11,050,052
Ardagh Group SA	23,627	498,530
Avery Dennison Corp.	12,959	1,488,471

420

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2017

Security	Shares	Value
Ball Corp.	424,912	$16,082,919
Bemis Co. Inc.	247,781	11,841,454
Crown Holdings Inc.[a]	107,915	6,070,219
Graphic Packaging Holding Co.	249,446	3,853,941
International Paper Co.	103,646	6,005,249
Owens-Illinois Inc.[a]	95,554	2,118,432
Sealed Air Corp.	241,161	11,889,237
Sonoco Products Co.	267,736	14,227,491
WestRock Co.	687,640	43,465,724

		128,591,719
DISTRIBUTORS — 0.48%
Genuine Parts Co.	245,515	23,326,380
LKQ Corp.[a]	720,594	29,306,558

		52,632,938
DIVERSIFIED CONSUMER SERVICES — 0.17%
Graham Holdings Co. Class B	11,813	6,595,789
H&R Block Inc.	479,015	12,559,773

		19,155,562
DIVERSIFIED FINANCIAL SERVICES — 0.37%
Leucadia National Corp.	677,901	17,957,598
Voya Financial Inc.[b]	464,984	23,002,758

		40,960,356
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.40%
CenturyLink Inc.	2,634,016	43,935,387

		43,935,387
ELECTRIC UTILITIES — 4.01%
Alliant Energy Corp.	633,211	26,981,121
Avangrid Inc.	154,261	7,802,521
Edison International	869,837	55,008,492
Entergy Corp.	491,675	40,017,428
Eversource Energy	868,646	54,881,054
FirstEnergy Corp.	1,216,095	37,236,829
Great Plains Energy Inc.	591,189	19,059,933
Hawaiian Electric Industries Inc.	296,313	10,711,715
OGE Energy Corp.	546,780	17,994,530
Pinnacle West Capital Corp.	304,230	25,914,312
PPL Corp.	1,876,133	58,066,316
Westar Energy Inc.	387,913	20,481,806
Xcel Energy Inc.	1,391,396	66,940,062

		441,096,119
ELECTRICAL EQUIPMENT — 0.66%
Acuity Brands Inc.	36,080	6,350,080
AMETEK Inc.	519,478	37,646,571

Security	Shares	Value
Hubbell Inc.	53,766	$7,276,690
Regal Beloit Corp.	122,201	9,360,597
Sensata Technologies Holding NVa,b	228,545	11,680,935

		72,314,873
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.83%
Arrow Electronics Inc.[a]	242,457	19,495,967
Avnet Inc.	328,289	13,006,810
Dolby Laboratories Inc. Class A	150,112	9,306,944
FLIR Systems Inc.	177,647	8,281,903
Jabil Inc.	471,812	12,385,065
Keysight Technologies Inc.[a]	505,068	21,010,829
National Instruments Corp.	61,243	2,549,546
Trimble Inc.[a,b]	144,648	5,878,495

		91,915,559
ENERGY EQUIPMENT & SERVICES — 1.26%
Baker Hughes a GE Co.	1,164,719	36,851,709
Helmerich & Payne Inc.	289,946	18,742,110
Nabors Industries Ltd.	845,604	5,775,475
National Oilwell Varco Inc.	1,041,378	37,510,436
Oceaneering International Inc.	266,224	5,627,975
Patterson-UTI Energy Inc.	570,843	13,135,097
RPC Inc.[b]	12,564	320,759
Transocean Ltd.[a,b]	1,076,451	11,496,497
Weatherford International PLC[a,b]	2,423,766	8,919,459

		138,379,517
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.56%
Alexandria Real Estate Equities Inc.	258,903	33,810,143
American Campus Communities Inc.	371,749	15,252,861
American Homes 4 Rent Class Ab	658,355	14,378,473
Apartment Investment & Management Co. Class Ab	427,931	18,704,864
Apple Hospitality REIT Inc.	574,166	11,259,395
AvalonBay Communities Inc.	377,007	67,261,819
Boston Properties Inc.	358,426	46,606,133
Brandywine Realty Trust	474,643	8,633,756
Brixmor Property Group Inc.	837,031	15,618,998
Camden Property Trust	249,220	22,943,193

421

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2017

Security	Shares	Value
Colony NorthStar Inc. Class A	1,475,829	$16,839,209
Columbia Property Trust Inc.[b]	327,490	7,515,896
CoreCivic Inc.[b]	323,748	7,284,330
Corporate Office Properties Trust[b]	273,369	7,982,375
CubeSmart[b]	156,592	4,528,641
CyrusOne Inc.[b]	30,054	1,789,115
DCT Industrial Trust Inc.	254,718	14,972,324
DDR Corp.[b]	850,029	7,616,260
Digital Realty Trust Inc.	132,926	15,140,271
Douglas Emmett Inc.[b]	83,591	3,432,246
Duke Realty Corp.[b]	972,843	26,471,058
Empire State Realty Trust Inc. Class Ab	353,949	7,266,573
EPR Properties	171,420	11,221,153
Equity Commonwealth[a,b]	330,060	10,070,131
Essex Property Trust Inc.	178,878	43,175,783
Extra Space Storage Inc.[b]	50,123	4,383,256
Federal Realty Investment Trust	120,393	15,989,394
Forest City Realty Trust Inc. Class A	688,488	16,592,561
Gaming and Leisure Properties Inc.	373,189	13,807,993
GGP Inc.	1,686,616	39,449,948
HCP Inc.	1,285,141	33,516,477
Healthcare Trust of America Inc. Class Ab	553,856	16,637,834
Highwoods Properties Inc.[b]	278,129	14,159,547
Hospitality Properties Trust	399,308	11,919,344
Host Hotels & Resorts Inc.	1,998,219	39,664,647
Hudson Pacific Properties Inc.	383,071	13,120,182
Invitation Homes Inc.	801,388	18,888,715
Iron Mountain Inc.	95,976	3,621,174
JBG SMITH Properties	236,624	8,217,952
Kilroy Realty Corp.	264,512	19,745,821
Kimco Realty Corp.[b]	1,129,919	20,508,030
Lamar Advertising Co. Class Ab	23,880	1,772,851
Liberty Property Trust	403,926	17,372,857
Life Storage Inc.[b]	125,385	11,168,042
Macerich Co. (The)	374,255	24,581,068
Medical Properties Trust Inc.[b]	989,205	13,631,245
Mid-America Apartment Communities Inc.	310,062	31,179,835

Security	Shares	Value
National Retail Properties Inc.	414,188	$17,863,928
Omega Healthcare Investors Inc.[b]	534,315	14,715,035
Outfront Media Inc.	326,778	7,581,250
Paramount Group Inc.[b]	565,954	8,970,371
Park Hotels & Resorts Inc.	392,036	11,271,035
Piedmont Office Realty Trust Inc. Class Ab	398,031	7,805,388
Prologis Inc.	1,443,562	93,124,185
Rayonier Inc.	352,230	11,141,035
Realty Income Corp.[b]	771,523	43,992,241
Regency Centers Corp.	407,992	28,224,887
Retail Properties of America Inc. Class Ab	621,195	8,348,861
Senior Housing Properties Trust	585,959	11,221,115
SL Green Realty Corp.	263,777	26,623,013
Spirit Realty Capital Inc.	1,253,344	10,753,692
STORE Capital Corp.[b]	466,388	12,144,744
Sun Communities Inc.[b]	210,489	19,529,169
Tanger Factory Outlet Centers Inc.[b]	236,697	6,274,837
Taubman Centers Inc.[b]	80,684	5,279,154
UDR Inc.	726,106	27,969,603
Uniti Group Inc.[a]	453,882	8,074,561
Ventas Inc.	971,033	58,271,690
VEREIT Inc.	2,673,018	20,822,810
Vornado Realty Trust	470,754	36,803,548
Weingarten Realty Investors	328,283	10,790,662
Welltower Inc.[b]	1,003,815	64,013,283
Weyerhaeuser Co.	2,043,526	72,054,727
WP Carey Inc.[b]	289,315	19,933,804

		1,493,302,401
FOOD & STAPLES RETAILING — 0.29%
Casey’s General Stores Inc.	103,660	11,603,701
Rite Aid Corp.[a,b]	1,523,821	3,001,927
U.S. Foods Holding Corp.[a]	558,200	17,823,326

		32,428,954
FOOD PRODUCTS — 2.87%
Bunge Ltd.	384,023	25,760,263
Campbell Soup Co.	166,351	8,003,147
Conagra Brands Inc.	1,065,250	40,127,967
Flowers Foods Inc.	484,774	9,360,986
Hain Celestial Group Inc. (The)[a]	278,084	11,787,981

422

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2017

Security	Shares	Value
Hershey Co. (The)	39,363	$4,468,094
Hormel Foods Corp.	737,143	26,824,634
Ingredion Inc.	195,135	27,279,873
JM Smucker Co. (The)	300,561	37,341,699
Kellogg Co.	51,802	3,521,500
Lamb Weston Holdings Inc.	307,694	17,369,326
Pilgrim’s Pride Corp.[a,b]	15,576	483,790
Pinnacle Foods Inc.	323,948	19,265,187
Post Holdings Inc.[a,b]	178,322	14,128,452
Seaboard Corp.	722	3,184,020
TreeHouse Foods Inc.[a,b]	107,160	5,300,134
Tyson Foods Inc. Class A	762,918	61,849,762

		316,056,815
GAS UTILITIES — 0.53%
Atmos Energy Corp.	282,716	24,282,477
National Fuel Gas Co.	219,693	12,063,343
UGI Corp.	472,946	22,204,815

		58,550,635
HEALTH CARE EQUIPMENT & SUPPLIES — 1.59%
Cooper Companies Inc. (The)	29,767	6,485,634
DENTSPLY SIRONA Inc.	616,996	40,616,847
Hill-Rom Holdings Inc.	11,509	970,094
Hologic Inc.[a,b]	329,579	14,089,502
STERIS PLC	229,398	20,065,443
Teleflex Inc.	103,099	25,653,093
Zimmer Biomet Holdings Inc.	552,814	66,708,065

		174,588,678
HEALTH CARE PROVIDERS & SERVICES — 2.59%
Acadia Healthcare Co. Inc.[a,b]	216,157	7,053,203
Brookdale Senior Living Inc.[a,b]	499,176	4,842,007
Cardinal Health Inc.	865,875	53,052,161
Centene Corp.[a]	406,833	41,041,313
DaVita Inc.[a]	418,796	30,258,011
Envision Healthcare Corp.[a]	329,392	11,383,788
Laboratory Corp. of America Holdings[a]	279,587	44,596,922
LifePoint Health Inc.[a,b]	84,035	4,184,943
MEDNAX Inc.[a]	249,493	13,332,906
Patterson Companies Inc.	201,402	7,276,654
Premier Inc. Class Aa,b	110,707	3,231,537
Quest Diagnostics Inc.	374,477	36,882,240
Universal Health Services Inc. Class B	234,676	26,600,525

Security	Shares	Value
WellCare Health Plans Inc.[a,b]	9,548	$1,920,198

		285,656,408
HOTELS, RESTAURANTS & LEISURE — 1.58%
Aramark	381,069	16,286,889
Extended Stay America Inc.	228,358	4,338,802
Hilton Worldwide Holdings Inc.	71,931	5,744,410
Hyatt Hotels Corp. Class Aa	126,317	9,289,352
International Game Technology PLC	294,677	7,811,887
MGM Resorts International	1,267,266	42,314,012
Norwegian Cruise Line Holdings Ltd.[a]	507,216	27,009,252
Royal Caribbean Cruises Ltd.	470,029	56,065,059
Yum China Holdings Inc.	138,849	5,556,737

		174,416,400
HOUSEHOLD DURABLES — 2.19%
CalAtlantic Group Inc.	220,039	12,407,999
DR Horton Inc.	420,921	21,496,436
Garmin Ltd.	331,192	19,729,107
Leggett & Platt Inc.	70,098	3,345,778
Lennar Corp. Class A	545,496	34,497,167
Lennar Corp. Class Bb	38,150	1,971,592
Mohawk Industries Inc.[a]	158,723	43,791,676
Newell Brands Inc.	1,333,595	41,208,086
PulteGroup Inc.	533,648	17,743,796
Tempur Sealy International Inc.[a,b]	77,251	4,842,865
Toll Brothers Inc.	214,768	10,313,159
Whirlpool Corp.	177,074	29,861,759

		241,209,420
HOUSEHOLD PRODUCTS — 0.07%
Clorox Co. (The)	52,605	7,824,468

		7,824,468
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.59%
AES Corp./VA	1,807,955	19,580,153
Calpine Corp.[a]	981,757	14,853,983
NRG Energy Inc.	660,088	18,799,306
Vistra Energy Corp.[a]	659,893	12,089,240

		65,322,682
INDUSTRIAL CONGLOMERATES — 0.21%
Carlisle Companies Inc.	166,292	18,899,086
Roper Technologies Inc.	14,745	3,818,955

		22,718,041

423

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2017

Security	Shares	Value
INSURANCE — 6.71%
Alleghany Corp.[a]	38,354	$22,862,436
American Financial Group Inc./OH	192,527	20,896,881
American National Insurance Co.	20,036	2,569,617
Arch Capital Group Ltd.[a,b]	290,141	26,336,099
Arthur J Gallagher & Co.	153,211	9,695,192
Aspen Insurance Holdings Ltd.	112,414	4,564,008
Assurant Inc.	116,868	11,784,969
Assured Guaranty Ltd.	316,571	10,722,260
Athene Holding Ltd. Class Aa	294,737	15,240,850
Axis Capital Holdings Ltd.	223,311	11,223,611
Brown & Brown Inc.	320,262	16,480,682
Cincinnati Financial Corp.	421,097	31,569,642
CNA Financial Corp.	73,358	3,891,642
Erie Indemnity Co. Class A	17,759	2,163,757
Everest Re Group Ltd.	111,101	24,582,207
First American Financial Corp.	293,782	16,463,543
FNF Group	716,559	28,117,775
Hanover Insurance Group Inc. (The)	116,042	12,541,819
Hartford Financial Services Group Inc. (The)	971,017	54,648,837
Lincoln National Corp.	598,273	45,989,245
Loews Corp.	761,831	38,114,405
Markel Corp.[a,b]	37,321	42,513,471
Mercury General Corp.	73,981	3,953,545
Old Republic International Corp.	667,700	14,275,426
Principal Financial Group Inc.	729,888	51,500,897
ProAssurance Corp.	144,264	8,244,688
Reinsurance Group of America Inc.	175,630	27,385,986
RenaissanceRe Holdings Ltd.	101,896	12,797,119
Torchmark Corp.	315,667	28,634,154
Unum Group	617,880	33,915,433
Validus Holdings Ltd.	211,003	9,900,261
White Mountains Insurance Group Ltd.	9,808	8,349,354
Willis Towers Watson PLC	346,428	52,203,235
WR Berkley Corp.	261,194	18,714,550
XL Group Ltd.	470,314	16,536,240

		739,383,836

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.31%
Liberty Expedia Holdings Inc. Class Aa	121,766	$5,397,887
Liberty Interactive Corp. QVC Group Series Aa,b	472,108	11,528,877
Liberty Ventures Series Aa	217,592	11,802,190
TripAdvisor Inc.[a]	158,035	5,445,886

		34,174,840
INTERNET SOFTWARE & SERVICES — 0.75%
Akamai Technologies Inc.[a]	451,473	29,363,804
LogMeIn Inc.	53,442	6,119,109
Twitter Inc.[a,b]	1,715,386	41,186,418
Zillow Group Inc. Class Aa,b	46,540	1,896,040
Zillow Group Inc. Class Ca,b	91,505	3,744,384

		82,309,755
IT SERVICES — 1.17%
Amdocs Ltd.	392,984	25,732,592
Booz Allen Hamilton Holding Corp.	22,958	875,389
Conduent Inc.[a,b]	520,617	8,413,171
CoreLogic Inc./U.S.[a]	91,753	4,239,906
DST Systems Inc.	146,591	9,098,903
Fidelity National Information Services Inc.	387,926	36,499,957
Leidos Holdings Inc.	388,761	25,102,298
Sabre Corp.	123,654	2,534,907
Switch Inc. Class A	26,922	489,711
Teradata Corp.[a,b]	329,651	12,678,378
WEX Inc.[a,b]	21,426	3,025,994

		128,691,206
LEISURE PRODUCTS — 0.19%
Brunswick Corp./DE	44,857	2,477,004
Hasbro Inc.	75,953	6,903,368
Mattel Inc.	758,558	11,666,622

		21,046,994
LIFE SCIENCES TOOLS & SERVICES — 1.00%
Agilent Technologies Inc.	668,687	44,781,969
Bio-Rad Laboratories Inc. Class Aa	57,312	13,678,655
Bruker Corp.	177,076	6,077,248
IQVIA Holdings Inc.[a]	150,357	14,719,950

424

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2017

Security	Shares	Value
PerkinElmer Inc.	243,440	$17,800,333
QIAGEN NV	416,233	12,874,087

		109,932,242
MACHINERY — 4.28%
AGCO Corp.	182,105	13,007,760
Colfax Corp.[a]	242,917	9,624,372
Crane Co.	136,824	12,207,437
Cummins Inc.	295,025	52,113,216
Donaldson Co. Inc.	27,396	1,341,034
Dover Corp.	378,140	38,188,359
Flowserve Corp.	356,148	15,004,515
Fortive Corp.	80,686	5,837,632
IDEX Corp.	14,191	1,872,786
Ingersoll-Rand PLC	340,432	30,363,130
ITT Inc.	243,023	12,970,138
Oshkosh Corp.	203,371	18,484,390
PACCAR Inc.	939,205	66,758,692
Parker-Hannifin Corp.	49,130	9,805,366
Pentair PLC	453,519	32,027,512
Snap-on Inc.	134,491	23,441,781
Stanley Black & Decker Inc.	376,131	63,825,669
Terex Corp.	213,796	10,309,243
Timken Co. (The)	190,029	9,339,925
Trinity Industries Inc.	410,799	15,388,531
Wabtec Corp./DEb	159,654	13,000,625
Xylem Inc./NY	234,610	16,000,402

		470,912,515
MARINE — 0.09%
Kirby Corp.[a,b]	146,125	9,761,150

		9,761,150
MEDIA — 2.02%
Cinemark Holdings Inc.	291,689	10,156,611
Discovery Communications Inc. Class Aa,b	417,097	9,334,631
Discovery Communications Inc. Class C NVS[a,b]	557,752	11,807,610
Interpublic Group of Companies Inc. (The)	164,641	3,319,163
John Wiley & Sons Inc. Class A	121,826	8,010,060
Liberty Broadband Corp. Class Aa,b	70,455	5,992,198
Liberty Broadband Corp. Class Ca	284,349	24,215,161

Security	Shares	Value
Liberty Media Corp.-Liberty Formula One Class Aa,b	67,036	$2,193,418
Liberty Media Corp.-Liberty Formula One Class Ca,b	512,404	17,503,721
Liberty Media Corp.-Liberty SiriusXM Class Aa	243,937	9,674,541
Liberty Media Corp.-Liberty SiriusXM Class Ca	488,937	19,391,241
Lions Gate Entertainment Corp. Class Aa	50,149	1,695,538
Lions Gate Entertainment Corp. Class Ba,b	99,218	3,149,179
Madison Square Garden Co. (The) Class Aa	46,263	9,754,554
News Corp. Class A	1,042,040	16,891,468
News Corp. Class B	335,767	5,573,732
Regal Entertainment Group Class A	224,981	5,176,813
Scripps Networks Interactive Inc. Class A	106,813	9,119,694
Sirius XM Holdings Inc.[b]	208,023	1,115,003
TEGNA Inc.	590,842	8,319,055
Tribune Media Co. Class A	217,792	9,249,626
Viacom Inc. Class Ab	27,191	948,966
Viacom Inc. Class B NVS	962,040	29,640,452

		222,232,435
METALS & MINING — 2.41%
Alcoa Corp.[a]	505,733	27,243,837
Freeport-McMoRan Inc.[a]	2,974,402	56,394,662
Newmont Mining Corp.	1,462,475	54,872,062
Nucor Corp.	874,089	55,574,579
Reliance Steel & Aluminum Co.	193,517	16,601,823
Royal Gold Inc.	112,185	9,212,632
Southern Copper Corp.	23,860	1,132,157
Steel Dynamics Inc.	543,235	23,429,725
Tahoe Resources Inc.	836,424	4,006,471
U.S. Steel Corp.	478,562	16,840,597

		265,308,545
MORTGAGE REAL ESTATE INVESTMENT — 1.04%
AGNC Investment Corp.[b]	1,069,829	21,599,848
Annaly Capital Management Inc.	3,128,071	37,192,764
Chimera Investment Corp.	513,977	9,498,295
MFA Financial Inc.[b]	1,083,188	8,578,849

425

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2017

Security	Shares	Value
New Residential Investment Corp.[b]	838,590	$14,993,989
Starwood Property Trust Inc.[b]	696,039	14,860,433
Two Harbors Investment Corp.[b]	474,085	7,708,622

		114,432,800
MULTI-UTILITIES — 4.58%
Ameren Corp.	663,895	39,163,166
CenterPoint Energy Inc.	1,181,182	33,498,322
CMS Energy Corp.	765,196	36,193,771
Consolidated Edison Inc.	851,361	72,323,117
DTE Energy Co.	490,018	53,637,370
MDU Resources Group Inc.	530,080	14,248,550
NiSource Inc.	921,627	23,658,165
Public Service Enterprise Group Inc.	1,384,829	71,318,693
SCANA Corp.	359,932	14,318,095
Sempra Energy	687,903	73,550,589
Vectren Corp.	226,902	14,753,168
WEC Energy Group Inc.	865,027	57,463,744

		504,126,750
MULTILINE RETAIL — 0.84%
Dollar General Corp.	466,170	43,358,471
Dollar Tree Inc.[a]	33,061	3,547,776
Kohl’s Corp.	459,643	24,926,440
Macy’s Inc.	834,662	21,025,136

		92,857,823
OIL, GAS & CONSUMABLE FUELS — 6.99%
Andeavor	427,175	48,843,189
Antero Resources Corp.[a,b]	323,081	6,138,539
Apache Corp.	988,615	41,739,325
Cabot Oil & Gas Corp.	372,180	10,644,348
Centennial Resource Development Inc./DE Class Aa,b	361,356	7,154,849
Cheniere Energy Inc.[a,b]	190,183	10,239,453
Chesapeake Energy Corp.[a]	2,317,677	9,178,001
Cimarex Energy Co.	17,307	2,111,627
CNX Resources Corp.[a]	623,171	9,116,992
Concho Resources Inc.[a,b]	403,521	60,616,925
CONSOL Energy Inc.[a]	77,891	3,077,473
Continental Resources Inc./OKa,b	134,738	7,137,072
Devon Energy Corp.	1,335,553	55,291,894
Diamondback Energy Inc.[a,b]	207,458	26,191,572

Security	Shares	Value
Energen Corp.[a]	265,259	$15,270,961
EQT Corp.	556,104	31,653,440
Extraction Oil & Gas Inc.[a,b]	326,160	4,667,350
Gulfport Energy Corp.[a]	388,932	4,962,772
Hess Corp.	775,008	36,789,630
HollyFrontier Corp.	484,002	24,790,582
Kosmos Energy Ltd.[a,b]	628,190	4,303,101
Marathon Oil Corp.	2,325,011	39,362,436
Marathon Petroleum Corp.	1,327,218	87,569,844
Murphy Oil Corp.	446,052	13,849,915
Noble Energy Inc.	1,318,562	38,422,897
Parsley Energy Inc. Class Aa	219,653	6,466,584
PBF Energy Inc. Class A	300,126	10,639,467
QEP Resources Inc.[a]	661,878	6,334,172
Range Resources Corp.	627,238	10,700,680
RSP Permian Inc.[a]	180,017	7,323,091
SM Energy Co.[b]	305,601	6,747,670
Southwestern Energy Co.[a]	1,387,451	7,741,977
Targa Resources Corp.	580,364	28,101,225
Whiting Petroleum Corp.[a,b]	248,819	6,588,727
Williams Companies Inc. (The)	1,935,092	59,000,955
World Fuel Services Corp.	184,383	5,188,538
WPX Energy Inc.[a]	1,083,985	15,251,669

		769,208,942
PAPER & FOREST PRODUCTS — 0.08%
Domtar Corp.	169,629	8,400,028

		8,400,028
PERSONAL PRODUCTS — 0.38%
Coty Inc. Class A	1,278,585	25,431,056
Edgewell Personal Care Co.[a]	156,445	9,291,268
Nu Skin Enterprises Inc. Class A	103,547	7,065,012

		41,787,336
PHARMACEUTICALS — 0.95%
Akorn Inc.[a,b]	12,386	399,201
Endo International PLC[a,b]	604,062	4,681,480
Mallinckrodt PLC[a,b]	259,043	5,844,010
Mylan NVa	1,460,451	61,791,682
Perrigo Co. PLC	360,463	31,417,955

		104,134,328
PROFESSIONAL SERVICES — 0.78%
Dun & Bradstreet Corp. (The)	61,641	7,298,911
IHS Markit Ltd.[a]	451,775	20,397,641
ManpowerGroup Inc.	183,192	23,102,343

426

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2017

Security	Shares	Value
Nielsen Holdings PLC	978,121	$35,603,605

		86,402,500
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.54%
CBRE Group Inc. Class Aa,b	450,011	19,489,976
Howard Hughes Corp. (The)[a]	93,122	12,224,125
Jones Lang LaSalle Inc.	123,341	18,369,175
Realogy Holdings Corp.	362,866	9,615,949

		59,699,225
ROAD & RAIL — 0.62%
AMERCO	13,708	5,180,390
Genesee & Wyoming Inc. Class Aa,b	166,594	13,115,946
Kansas City Southern	282,352	29,709,078
Old Dominion Freight Line Inc.[b]	63,529	8,357,240
Ryder System Inc.	144,079	12,127,129

		68,489,783
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.73%
Cypress Semiconductor Corp.	823,485	12,549,911
First Solar Inc.[a]	223,227	15,072,287
Marvell Technology Group Ltd.	1,089,442	23,390,320
Microsemi Corp.[a]	61,250	3,163,562
ON Semiconductor Corp.[a]	63,439	1,328,413
Qorvo Inc.[a,b]	165,641	11,031,691
Teradyne Inc.	36,178	1,514,773
Versum Materials Inc.	270,884	10,252,959
Xilinx Inc.	36,522	2,462,313

		80,766,229
SOFTWARE — 1.01%
Autodesk Inc.[a]	103,173	10,815,626
CA Inc.	862,294	28,697,144
FireEye Inc.[a,b]	498,986	7,085,601
Guidewire Software Inc.[a,b]	126,417	9,387,726
Nuance Communications Inc.[a]	784,740	12,830,499
SS&C Technologies Holdings Inc.	37,670	1,524,882
Synopsys Inc.[a]	377,927	32,214,498
Zynga Inc. Class Aa,b	2,115,838	8,463,352

		111,019,328
SPECIALTY RETAIL — 2.24%
Advance Auto Parts Inc.[b]	142,639	14,219,682
AutoNation Inc.[a,b]	158,977	8,160,289

Security	Shares	Value
AutoZone Inc.[a]	10,812	$7,691,332
Bed Bath & Beyond Inc.	374,654	8,238,641
Best Buy Co. Inc.	703,639	48,178,162
Burlington Stores Inc.[a,b]	79,267	9,752,219
Dick’s Sporting Goods Inc.	51,388	1,476,891
Foot Locker Inc.	313,554	14,699,412
GameStop Corp. Class A	269,637	4,839,984
Gap Inc. (The)	619,042	21,084,571
L Brands Inc.	552,243	33,256,074
Michaels Companies Inc. (The)[a]	70,015	1,693,663
Murphy USA Inc.[a,b]	89,197	7,167,871
Penske Automotive Group Inc.	96,493	4,617,190
Sally Beauty Holdings Inc.[a]	227,602	4,269,814
Signet Jewelers Ltd.	166,054	9,390,354
Tiffany & Co.	295,441	30,711,092
Urban Outfitters Inc.[a,b]	223,539	7,837,277
Williams-Sonoma Inc.	186,792	9,657,146

		246,941,664
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.72%
NetApp Inc.	108,751	6,016,105
Western Digital Corp.	695,469	55,310,650
Xerox Corp.	627,926	18,304,043

		79,630,798
TEXTILES, APPAREL & LUXURY GOODS — 1.14%
Michael Kors Holdings Ltd.[a,b]	364,807	22,964,601
PVH Corp.	212,363	29,138,327
Ralph Lauren Corp.	152,095	15,770,730
Skechers U.S.A. Inc. Class Aa	205,145	7,762,687
Tapestry Inc.	648,049	28,663,207
Under Armour Inc. Class Aa,b	135,144	1,950,128
Under Armour Inc. Class Ca,b	136,996	1,824,787
VF Corp.	231,645	17,141,730

		125,216,197
THRIFTS & MORTGAGE FINANCE — 0.17%
New York Community Bancorp. Inc.	1,298,789	16,910,233
TFS Financial Corp.	142,532	2,129,428

		19,039,661

427

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2017

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.27%
Air Lease Corp.	248,264	$11,939,016
MSC Industrial Direct Co. Inc. Class A	70,660	6,829,995
WESCO International Inc.[a]	128,441	8,753,254
WW Grainger Inc.	8,212	1,940,085

		29,462,350
TRANSPORTATION INFRASTRUCTURE — 0.13%
Macquarie Infrastructure Corp.	218,065	13,999,773

		13,999,773
WATER UTILITIES — 0.58%
American Water Works Co. Inc.	488,484	44,691,401
Aqua America Inc.	485,568	19,048,833

		63,740,234
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
Telephone & Data Systems Inc.	266,370	7,405,086
U.S. Cellular Corp.[a]	37,998	1,429,865

		8,834,951

TOTAL COMMON STOCKS
(Cost: $9,201,871,521)		10,970,050,381

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.35%

MONEY MARKET FUNDS — 3.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	351,391,380	$351,426,519
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	17,336,440	17,336,440

		368,762,959

TOTAL SHORT-TERM INVESTMENTS
(Cost: $368,751,106)		368,762,959

TOTAL INVESTMENTS IN SECURITIES — 102.99%
(Cost: $9,570,622,627)		11,338,813,340
Other Assets, Less Liabilities — (2.99)%		(328,950,081)

NET ASSETS — 100.00%		$11,009,863,259

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	290,568,296	60,823,084	[a]	—	351,391,380	$351,426,519	$—	[b]	$(45,982)	$(79,865)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,776,619	6,559,821	[a]	—	17,336,440	17,336,440	113,821		—	—

						$368,762,959	$113,821		$(45,982)	$(79,865)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

428

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2017

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	91	Mar 2018	$12,176	$21,067
S&P MidCap 400 E-Mini	141	Mar 2018	26,824	55,717

				$76,784

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,970,050,381	$—	$—	$10,970,050,381
Money Market Funds	368,762,959	—	—	368,762,959

Total	$11,338,813,340	$—	$—	$11,338,813,340

Derivative financial instruments[a]
Assets
Futures Contracts	$76,784	$—	$—	$76,784

Total	$76,784	$—	$—	$76,784

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

429

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 2.72%
Boeing Co. (The)	4,208	$1,240,981
General Dynamics Corp.	1,961	398,965
Lockheed Martin Corp.	1,890	606,785
Northrop Grumman Corp.	1,217	373,509
Raytheon Co.	2,195	412,331
United Technologies Corp.	5,626	717,709

		3,750,280
AIR FREIGHT & LOGISTICS — 0.79%
FedEx Corp.	1,873	467,388
United Parcel Service Inc. Class B	5,205	620,176

		1,087,564
AIRLINES — 0.40%
Delta Air Lines Inc.	5,007	280,392
Southwest Airlines Co.	4,160	272,272

		552,664
AUTOMOBILES — 0.78%
Ford Motor Co.	29,354	366,631
General Motors Co.	9,740	399,243
Tesla Inc.[a]	1,006	313,218

		1,079,092
BANKS — 7.19%
Bank of America Corp.	73,266	2,162,812
BB&T Corp.	5,948	295,735
Citigroup Inc.	19,988	1,487,307
JPMorgan Chase & Co.	26,097	2,790,813
PNC Financial Services Group Inc. (The)[b]	3,671	529,689
U.S. Bancorp.	11,773	630,797
Wells Fargo & Co.	33,443	2,028,987

		9,926,140
BEVERAGES — 2.25%
Coca-Cola Co. (The)	29,032	1,331,988
Constellation Brands Inc. Class A	1,215	277,712
Monster Beverage Corp.[a]	3,123	197,655
PepsiCo Inc.	10,793	1,294,297

		3,101,652
BIOTECHNOLOGY — 3.38%
AbbVie Inc.	12,033	1,163,711
Alexion Pharmaceuticals Inc.[a]	1,639	196,008
Amgen Inc.	5,580	970,362

Security	Shares	Value
Biogen Inc.[a]	1,602	$510,349
Celgene Corp.[a]	5,843	609,776
Gilead Sciences Inc.	9,864	706,657
Regeneron Pharmaceuticals Inc.[a]	599	225,200
Vertex Pharmaceuticals Inc.[a]	1,895	283,985

		4,666,048
BUILDING PRODUCTS — 0.19%
Johnson Controls International PLC	7,029	267,875

		267,875
CAPITAL MARKETS — 2.85%
Bank of New York Mellon Corp. (The)	7,498	403,842
BlackRock Inc.[b]	937	481,346
Charles Schwab Corp. (The)	8,926	458,529
CME Group Inc.	2,555	373,158
Franklin Resources Inc.	2,511	108,802
Goldman Sachs Group Inc. (The)	2,666	679,190
Intercontinental Exchange Inc.	4,410	311,170
Morgan Stanley	9,746	511,373
S&P Global Inc.	1,944	329,313
State Street Corp.	2,809	274,186

		3,930,909
CHEMICALS — 2.35%
Air Products & Chemicals Inc.	1,607	263,676
DowDuPont Inc.	17,630	1,255,609
Ecolab Inc.	1,928	258,699
LyondellBasell Industries NV Class A	2,442	269,401
Monsanto Co.	3,310	386,542
PPG Industries Inc.	1,925	224,878
Praxair Inc.	2,157	333,645
Sherwin-Williams Co. (The)	617	252,995

		3,245,445
COMMERCIAL SERVICES & SUPPLIES — 0.20%
Waste Management Inc.	3,280	283,064

		283,064
COMMUNICATIONS EQUIPMENT — 1.04%
Cisco Systems Inc.	37,450	1,434,335

		1,434,335
CONSUMER FINANCE — 0.65%
American Express Co.	5,444	540,643
Capital One Financial Corp.	3,615	359,982

		900,625

430

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2017

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 2.09%
Berkshire Hathaway Inc. Class Ba	14,536	$2,881,326

		2,881,326
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.49%
AT&T Inc.	46,486	1,807,376
Verizon Communications Inc.	30,859	1,633,367

		3,440,743
ELECTRIC UTILITIES — 1.51%
American Electric Power Co. Inc.	3,722	273,828
Duke Energy Corp.	5,294	445,278
Exelon Corp.	7,234	285,092
NextEra Energy Inc.	3,526	550,726
PG&E Corp.	3,839	172,102
Southern Co. (The)	7,512	361,252

		2,088,278
ELECTRICAL EQUIPMENT — 0.44%
Eaton Corp. PLC	3,372	266,422
Emerson Electric Co.	4,827	336,393

		602,815
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.15%
Corning Inc.	6,460	206,655

		206,655
ENERGY EQUIPMENT & SERVICES — 0.74%
Halliburton Co.	6,512	318,241
Schlumberger Ltd.	10,482	706,382

		1,024,623
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.35%
American Tower Corp.	3,183	454,119
Crown Castle International Corp.	3,027	336,027
Equinix Inc.	586	265,587
Equity Residential	2,681	170,967
Public Storage	1,115	233,035
Simon Property Group Inc.	2,344	402,559

		1,862,294
FOOD & STAPLES RETAILING — 2.27%
Costco Wholesale Corp.	3,292	612,707
CVS Health Corp.	7,684	557,090
Kroger Co. (The)	6,709	184,162
Sysco Corp.	3,696	224,458

Security	Shares	Value
Wal-Mart Stores Inc.	10,848	$1,071,240
Walgreens Boots Alliance Inc.	6,627	481,253

		3,130,910
FOOD PRODUCTS — 0.90%
Archer-Daniels-Midland Co.	4,151	166,372
General Mills Inc.	4,326	256,488
Kraft Heinz Co. (The)	4,531	352,331
Mondelez International Inc. Class A	11,074	473,967

		1,249,158
HEALTH CARE EQUIPMENT & SUPPLIES — 2.61%
Abbott Laboratories	12,746	727,414
Baxter International Inc.	3,753	242,594
Becton Dickinson and Co.	1,965	420,628
Boston Scientific Corp.[a]	10,271	254,618
Danaher Corp.	4,630	429,757
Intuitive Surgical Inc.[a]	843	307,644
Medtronic PLC	10,246	827,365
Stryker Corp.	2,562	396,700

		3,606,720
HEALTH CARE PROVIDERS & SERVICES — 2.79%
Aetna Inc.	2,406	434,018
Anthem Inc.	1,942	436,970
Cigna Corp.	1,803	366,171
Express Scripts Holding Co.[a]	4,276	319,161
HCA Healthcare Inc.[a]	2,155	189,295
Humana Inc.	1,082	268,412
McKesson Corp.	1,594	248,584
UnitedHealth Group Inc.	7,243	1,596,792

		3,859,403
HOTELS, RESTAURANTS & LEISURE — 1.86%
Carnival Corp.	3,075	204,088
Las Vegas Sands Corp.	2,719	188,943
Marriott International Inc./MD Class A	2,297	311,772
McDonald’s Corp.	6,030	1,037,883
Starbucks Corp.	10,637	610,883
Yum! Brands Inc.	2,547	207,861

		2,561,430
HOUSEHOLD PRODUCTS — 1.87%
Colgate-Palmolive Co.	6,499	490,350
Kimberly-Clark Corp.	2,660	320,956
Procter & Gamble Co. (The)	19,346	1,777,510

		2,588,816

431

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2017

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 2.22%
3M Co.	4,400	$1,035,628
General Electric Co.	65,678	1,146,081
Honeywell International Inc.	5,773	885,347

		3,067,056
INSURANCE — 2.22%
Aflac Inc.	2,917	256,054
Allstate Corp. (The)	2,747	287,639
American International Group Inc.	6,788	404,429
Aon PLC	1,875	251,250
Brighthouse Financial Inc.[a]	625	36,650
Chubb Ltd.	3,510	512,916
Marsh & McLennan Companies Inc.	3,877	315,549
MetLife Inc.	6,813	344,465
Prudential Financial Inc.	3,233	371,730
Travelers Companies Inc. (The)	2,074	281,318

		3,062,000
INTERNET & DIRECT MARKETING RETAIL — 3.44%
Amazon.com Inc.[a]	3,002	3,510,749
Netflix Inc.[a]	3,095	594,116
Priceline Group Inc. (The)[a]	369	641,226

		4,746,091
INTERNET SOFTWARE & SERVICES — 5.90%
Alphabet Inc. Class Aa	2,249	2,369,097
Alphabet Inc. Class Ca	2,285	2,391,024
eBay Inc.[a]	7,379	278,483
Facebook Inc. Class Aa	17,636	3,112,049

		8,150,653
IT SERVICES — 4.12%
Accenture PLC Class A	4,675	715,696
Automatic Data Processing Inc.	3,373	395,282
Cognizant Technology Solutions Corp. Class A	4,411	313,269
International Business Machines Corp.	6,396	981,274
Mastercard Inc. Class A	7,146	1,081,619
PayPal Holdings Inc.[a]	8,537	628,494
Visa Inc. Class A	13,746	1,567,319

		5,682,953
LIFE SCIENCES TOOLS & SERVICES — 0.41%
Thermo Fisher Scientific Inc.	3,010	571,539

		571,539

Security	Shares	Value
MACHINERY — 1.04%
Caterpillar Inc.	4,284	$675,073
Deere & Co.	2,398	375,311
Illinois Tool Works Inc.	2,295	382,921

		1,433,305
MEDIA — 3.10%
CBS Corp. Class B NVS	2,550	150,450
Charter Communications Inc. Class Aa	1,396	469,000
Comcast Corp. Class A	35,066	1,404,393
DISH Network Corp. Class Aa	1,659	79,217
Time Warner Inc.	5,853	535,374
Twenty-First Century Fox Inc. Class A	7,828	270,301
Twenty-First Century Fox Inc. Class B	3,290	112,255
Walt Disney Co. (The)	11,664	1,253,997

		4,274,987
MULTI-UTILITIES — 0.28%
Dominion Energy Inc.	4,832	391,682

		391,682
MULTILINE RETAIL — 0.20%
Target Corp.	4,176	272,484

		272,484
OIL, GAS & CONSUMABLE FUELS — 5.21%
Anadarko Petroleum Corp.	4,132	221,640
Chevron Corp.	14,282	1,787,964
ConocoPhillips	9,040	496,206
EOG Resources Inc.	4,358	470,272
Exxon Mobil Corp.	32,037	2,679,575
Kinder Morgan Inc./DE	14,460	261,292
Occidental Petroleum Corp.	5,766	424,723
Phillips 66	3,289	332,682
Pioneer Natural Resources Co.	1,268	219,174
Valero Energy Corp.	3,301	303,395

		7,196,923
PERSONAL PRODUCTS — 0.15%
Estee Lauder Companies Inc. (The) Class A	1,652	210,201

		210,201
PHARMACEUTICALS — 5.38%
Allergan PLC	2,536	414,839
Bristol-Myers Squibb Co.	12,496	765,755
Eli Lilly & Co.	7,367	622,217
Johnson & Johnson	20,377	2,847,074

432

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2017

Security	Shares	Value
Merck & Co. Inc.	20,688	$1,164,114
Pfizer Inc.	44,695	1,618,853

		7,432,852
ROAD & RAIL — 1.07%
CSX Corp.	6,438	354,154
Norfolk Southern Corp.	2,186	316,751
Union Pacific Corp.	5,975	801,248

		1,472,153
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.22%
Applied Materials Inc.	8,053	411,669
Broadcom Ltd.	3,065	787,398
Intel Corp.	35,616	1,644,035
Micron Technology Inc.[a]	8,271	340,104
NVIDIA Corp.	4,287	829,534
NXP Semiconductors NVa	2,576	301,624
QUALCOMM Inc.	11,210	717,664
Texas Instruments Inc.	7,568	790,402

		5,822,430
SOFTWARE — 5.80%
Activision Blizzard Inc.	5,575	353,009
Adobe Systems Inc.[a]	3,723	652,418
Electronic Arts Inc.[a]	2,251	236,490
Intuit Inc.	1,834	289,369
Microsoft Corp.	56,673	4,847,808
Oracle Corp.	22,124	1,046,023
salesforce.com Inc.[a]	5,099	521,271
VMware Inc. Class Aa,c	536	67,172

		8,013,560
SPECIALTY RETAIL — 1.92%
Home Depot Inc. (The)	8,910	1,688,712
Lowe’s Companies Inc.	6,294	584,964
TJX Companies Inc. (The)	4,862	371,749

		2,645,425
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.08%
Apple Inc.	38,824	6,570,186
Hewlett Packard Enterprise Co.	12,451	178,796
HP Inc.	12,788	268,676

		7,017,658

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.45%
NIKE Inc. Class B	9,839	$615,429

		615,429
TOBACCO — 1.64%
Altria Group Inc.	14,424	1,030,018
Philip Morris International Inc.	11,727	1,238,957

		2,268,975
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Sprint Corp.[a]	4,719	27,795
T-Mobile U.S. Inc.[a]	2,206	140,103

		167,898

TOTAL COMMON STOCKS
(Cost: $114,035,880)		137,845,118

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[b,d,e]	1,506	1,506
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[b,d]	175,180	175,180

		176,686

TOTAL SHORT-TERM INVESTMENTS
(Cost: $176,686)		176,686

TOTAL INVESTMENTS IN SECURITIES — 99.96%
(Cost: $114,212,566)		138,021,804
Other Assets, Less Liabilities — 0.04%		49,187

NET ASSETS — 100.00%		$138,070,991

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	All or a portion of this security is on loan.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

433

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	536,510	—		(535,004)[a]	1,506	$1,506	$—	[b]	$(142)	$(33)
BlackRock Cash Funds: Treasury, SL Agency Shares	84,882	90,298	[a]	—	175,180	175,180	985		—	—
BlackRock Inc.	786	205		(54)	937	481,346	6,168		2,761	103,415
PNC Financial Services Group Inc. (The)	3,142	812		(283)	3,671	529,689	6,563		6,099	70,185

						$1,187,721	$13,716		$8,718	$173,567

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	1	Mar 2018	$134	$578

434

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2017

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$137,845,118	$—	$—	$137,845,118
Money Market Funds	176,686	—	—	176,686

Total	$138,021,804	$—	$—	$138,021,804

Derivative financial instruments[a]
Assets
Futures Contracts	$578	$—	$—	$578

Total	$578	$—	$—	$578

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

435

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 3.38%
Boeing Co. (The)	52,435	$15,463,606
General Dynamics Corp.	9,990	2,032,466
Lockheed Martin Corp.	21,223	6,813,644
Northrop Grumman Corp.	15,234	4,675,467
Raytheon Co.	10,117	1,900,478

		30,885,661
AIR FREIGHT & LOGISTICS — 1.49%
FedEx Corp.	23,389	5,836,491
United Parcel Service Inc. Class B	64,940	7,737,601

		13,574,092
AIRLINES — 0.37%
Southwest Airlines Co.	51,845	3,393,255

		3,393,255
AUTOMOBILES — 0.43%
Tesla Inc.[a]	12,553	3,908,377

		3,908,377
BEVERAGES — 3.55%
Coca-Cola Co. (The)	270,633	12,416,642
Constellation Brands Inc. Class A	15,188	3,471,521
Monster Beverage Corp.[a,b]	38,831	2,457,614
PepsiCo Inc.	117,022	14,033,279

		32,379,056
BIOTECHNOLOGY — 5.06%
AbbVie Inc.	149,962	14,502,825
Alexion Pharmaceuticals Inc.[a]	16,526	1,976,344
Amgen Inc.	19,922	3,464,436
Biogen Inc.[a]	18,826	5,997,399
Celgene Corp.[a]	72,933	7,611,288
Gilead Sciences Inc.	87,554	6,272,368
Regeneron Pharmaceuticals Inc.[a]	7,479	2,811,805
Vertex Pharmaceuticals Inc.[a]	23,609	3,538,045

		46,174,510
CAPITAL MARKETS — 1.17%
Charles Schwab Corp. (The)	88,384	4,540,286
Intercontinental Exchange Inc.	26,117	1,842,815
S&P Global Inc.	24,235	4,105,409
State Street Corp.	1,796	175,308

		10,663,818
CHEMICALS — 2.89%
DowDuPont Inc.	104,801	7,463,927

Security	Shares	Value
Ecolab Inc.	24,089	$3,232,262
LyondellBasell Industries NV Class A	13,299	1,467,146
Monsanto Co.	41,188	4,809,935
PPG Industries Inc.	22,341	2,609,876
Praxair Inc.	23,524	3,638,692
Sherwin-Williams Co. (The)	7,689	3,152,797

		26,374,635
COMMERCIAL SERVICES & SUPPLIES — 0.32%
Waste Management Inc.	33,761	2,913,574

		2,913,574
CONSUMER FINANCE — 0.03%
Capital One Financial Corp.	2,855	284,301

		284,301
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.11%
Verizon Communications Inc.	192,287	10,177,751

		10,177,751
ELECTRICAL EQUIPMENT — 0.06%
Emerson Electric Co.	8,555	596,198

		596,198
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.02%
Corning Inc.	4,907	156,975

		156,975
ENERGY EQUIPMENT & SERVICES — 0.29%
Halliburton Co.	55,057	2,690,636

		2,690,636
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.26%
American Tower Corp.	39,890	5,691,106
Crown Castle International Corp.	37,756	4,191,294
Equinix Inc.	7,296	3,306,693
Public Storage[b]	13,882	2,901,338
Simon Property Group Inc.[b]	26,461	4,544,412

		20,634,843
FOOD & STAPLES RETAILING — 1.40%
Costco Wholesale Corp.	41,083	7,646,368
Kroger Co. (The)	45,331	1,244,336
Sysco Corp.	45,255	2,748,336
Walgreens Boots Alliance Inc.	15,307	1,111,595

		12,750,635

436

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

December 31, 2017

Security	Shares	Value
FOOD PRODUCTS — 0.25%
General Mills Inc.	38,032	$2,254,917

		2,254,917
HEALTH CARE EQUIPMENT & SUPPLIES — 2.00%
Baxter International Inc.	4,358	281,701
Becton Dickinson and Co.	24,476	5,239,332
Boston Scientific Corp.[a]	128,481	3,185,044
Intuitive Surgical Inc.[a]	10,489	3,827,856
Medtronic PLC	9,383	757,677
Stryker Corp.	31,939	4,945,435

		18,237,045
HEALTH CARE PROVIDERS & SERVICES — 3.24%
Aetna Inc.	9,782	1,764,575
Cigna Corp.	19,752	4,011,434
Express Scripts Holding Co.[a,b]	3,691	275,496
HCA Healthcare Inc.[a,b]	1,961	172,254
Humana Inc.	12,636	3,134,613
McKesson Corp.	2,076	323,752
UnitedHealth Group Inc.	90,270	19,900,924

		29,583,048
HOTELS, RESTAURANTS & LEISURE — 3.22%
Las Vegas Sands Corp.	33,935	2,358,143
Marriott International Inc./MD Class A	28,733	3,899,930
McDonald’s Corp.	75,153	12,935,334
Starbucks Corp.	132,828	7,628,312
Yum! Brands Inc.	31,742	2,590,465

		29,412,184
HOUSEHOLD PRODUCTS — 0.60%
Colgate-Palmolive Co.	12,745	961,610
Kimberly-Clark Corp.	28,319	3,416,971
Procter & Gamble Co. (The)	12,239	1,124,519

		5,503,100
INDUSTRIAL CONGLOMERATES — 2.38%
3M Co.	54,596	12,850,260
General Electric Co.	141,998	2,477,865
Honeywell International Inc.	41,860	6,419,650

		21,747,775
INSURANCE — 0.95%
Allstate Corp. (The)	9,439	988,358
American International Group Inc.	10,166	605,690
Aon PLC	23,447	3,141,898

Security	Shares	Value
Marsh & McLennan Companies Inc.	48,236	$3,925,928

		8,661,874
INTERNET & DIRECT MARKETING RETAIL — 6.49%
Amazon.com Inc.[a]	37,416	43,756,889
Netflix Inc.[a,b]	38,609	7,411,384
Priceline Group Inc. (The)[a,b]	4,634	8,052,687

		59,220,960
INTERNET SOFTWARE & SERVICES — 10.74%
Alphabet Inc. Class Aa	28,028	29,524,695
Alphabet Inc. Class Ca	28,472	29,793,101
Facebook Inc. Class Aa	219,781	38,782,555

		98,100,351
IT SERVICES — 7.33%
Accenture PLC Class A	58,366	8,935,251
Automatic Data Processing Inc.	42,043	4,927,019
Cognizant Technology Solutions Corp. Class A	54,862	3,896,299
International Business Machines Corp.	54,766	8,402,200
Mastercard Inc. Class A	88,689	13,423,967
PayPal Holdings Inc.[a]	106,566	7,845,389
Visa Inc. Class A	171,317	19,533,564

		66,963,689
LIFE SCIENCES TOOLS & SERVICES — 0.35%
Thermo Fisher Scientific Inc.	16,890	3,207,073

		3,207,073
MACHINERY — 1.87%
Caterpillar Inc.	48,441	7,633,333
Deere & Co.	29,886	4,677,458
Illinois Tool Works Inc.	28,610	4,773,578

		17,084,369
MEDIA — 3.69%
CBS Corp. Class B NVS	31,748	1,873,132
Charter Communications Inc. Class Aa,b	11,705	3,932,412
Comcast Corp. Class A	404,230	16,189,412
DISH Network Corp. Class Aa,b	15,997	763,857
Twenty-First Century Fox Inc. Class A	4,977	171,856
Twenty-First Century Fox Inc. Class B	2,111	72,027

437

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

December 31, 2017

Security	Shares	Value
Walt Disney Co. (The)	99,287	$10,674,345

		33,677,041
OIL, GAS & CONSUMABLE FUELS — 0.06%
EOG Resources Inc.	5,094	549,694

		549,694
PERSONAL PRODUCTS — 0.29%
Estee Lauder Companies Inc. (The) Class A	20,489	2,607,020

		2,607,020
PHARMACEUTICALS — 2.05%
Bristol-Myers Squibb Co.	76,585	4,693,129
Eli Lilly & Co.	91,950	7,766,097
Johnson & Johnson	38,999	5,448,940
Merck & Co. Inc.	14,114	794,195

		18,702,361
ROAD & RAIL — 1.42%
CSX Corp.	72,051	3,963,525
Union Pacific Corp.	67,257	9,019,164

		12,982,689
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.42%
Applied Materials Inc.	100,357	5,130,250
Broadcom Ltd.	38,047	9,774,274
Micron Technology Inc.[a]	77,894	3,203,001
NVIDIA Corp.	53,519	10,355,927
NXP Semiconductors NVa	18,179	2,128,579
Texas Instruments Inc.	93,956	9,812,765

		40,404,796
SOFTWARE — 9.63%
Activision Blizzard Inc.	69,471	4,398,904
Adobe Systems Inc.[a]	46,490	8,146,907
Electronic Arts Inc.[a]	28,187	2,961,326
Intuit Inc.	22,847	3,604,800
Microsoft Corp.	706,290	60,416,046
Oracle Corp.	21,845	1,032,832
salesforce.com Inc.[a]	63,621	6,503,975
VMware Inc. Class Aa,b	6,662	834,882

		87,899,672
SPECIALTY RETAIL — 3.60%
Home Depot Inc. (The)	111,043	21,045,980
Lowe’s Companies Inc.	78,446	7,290,771
TJX Companies Inc. (The)	59,897	4,579,725

		32,916,476

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.97%
Apple Inc.	483,834	$81,879,228

		81,879,228
TEXTILES, APPAREL & LUXURY GOODS — 0.84%
NIKE Inc. Class B	122,613	7,669,443

		7,669,443
TOBACCO — 1.56%
Altria Group Inc.	179,752	12,836,090
Philip Morris International Inc.	13,110	1,385,072

		14,221,162
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
T-Mobile U.S. Inc.[a]	16,978	1,078,273

		1,078,273

TOTAL COMMON STOCKS
(Cost: $683,891,418)		912,122,557

SHORT-TERM INVESTMENTS — 0.90%

MONEY MARKET FUNDS — 0.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	7,008,579	7,009,280
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	1,257,060	1,257,060

		8,266,340

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,266,340)		8,266,340

TOTAL INVESTMENTS IN SECURITIES — 100.80%
(Cost: $692,157,758)		920,388,897
Other Assets, Less Liabilities — (0.80)%		(7,312,562)

NET ASSETS — 100.00%		$913,076,335

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

438

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,507,226	3,501,353	[a]	—	7,008,579	$7,009,280	$—	[b]	$(3,079)	$(514)
BlackRock Cash Funds: Treasury, SL Agency Shares	623,847	633,213	[a]	—	1,257,060	1,257,060	9,272		—	—

						$8,266,340	$9,272		$(3,079)	$(514)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	6	Mar 2018	$803	$2,551

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$912,122,557	$—	$—	$912,122,557
Money Market Funds	8,266,340	—	—	8,266,340

Total	$920,388,897	$—	$—	$920,388,897

Derivative financial instruments[a]
Assets
Futures Contracts	$2,551	$—	$—	$2,551

Total	$2,551	$—	$—	$2,551

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

439

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 1.97%
General Dynamics Corp.	5,139	$1,045,530
Lockheed Martin Corp.	841	270,003
Raytheon Co.	6,125	1,150,581
United Technologies Corp.	25,005	3,189,888

		5,656,002
AIRLINES — 0.43%
Delta Air Lines Inc.	21,923	1,227,688

		1,227,688
AUTOMOBILES — 1.18%
Ford Motor Co.	130,279	1,627,185
General Motors Co.	43,434	1,780,359

		3,407,544
BANKS — 15.31%
Bank of America Corp.	324,994	9,593,823
BB&T Corp.	26,384	1,311,812
Citigroup Inc.	88,665	6,597,563
JPMorgan Chase & Co.	115,762	12,379,588
PNC Financial Services Group Inc. (The)[a]	16,210	2,338,941
U.S. Bancorp.	52,223	2,798,108
Wells Fargo & Co.	148,347	9,000,213

		44,020,048
BEVERAGES — 0.78%
Coca-Cola Co. (The)	32,419	1,487,384
PepsiCo Inc.	6,226	746,622

		2,234,006
BIOTECHNOLOGY — 1.48%
Alexion Pharmaceuticals Inc.[b]	1,403	167,784
Amgen Inc.	17,552	3,052,293
Biogen Inc.[b]	426	135,711
Gilead Sciences Inc.	12,417	889,554

		4,245,342
BUILDING PRODUCTS — 0.42%
Johnson Controls International PLC	31,331	1,194,024

		1,194,024
CAPITAL MARKETS — 4.74%
Bank of New York Mellon Corp. (The)	33,258	1,791,276
BlackRock Inc.[a]	4,166	2,140,116
Charles Schwab Corp. (The)	8,097	415,943

Security	Shares	Value
CME Group Inc.	11,331	$1,654,893
Franklin Resources Inc.	11,176	484,256
Goldman Sachs Group Inc. (The)	11,786	3,002,601
Intercontinental Exchange Inc.	10,229	721,758
Morgan Stanley	43,227	2,268,121
State Street Corp.	11,879	1,159,509

		13,638,473
CHEMICALS — 1.74%
Air Products & Chemicals Inc.	7,147	1,172,680
DowDuPont Inc.	40,900	2,912,898
LyondellBasell Industries NV Class A	6,119	675,048
PPG Industries Inc.	619	72,312
Praxair Inc.	1,167	180,511

		5,013,449
COMMERCIAL SERVICES & SUPPLIES — 0.08%
Waste Management Inc.	2,591	223,603

		223,603
COMMUNICATIONS EQUIPMENT — 2.21%
Cisco Systems Inc.	166,123	6,362,511

		6,362,511
CONSUMER FINANCE — 1.36%
American Express Co.	24,150	2,398,337
Capital One Financial Corp.	15,054	1,499,077

		3,897,414
DIVERSIFIED FINANCIAL SERVICES — 4.45%
Berkshire Hathaway Inc. Class Bb	64,478	12,780,829

		12,780,829
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.05%
AT&T Inc.	206,204	8,017,212
Verizon Communications Inc.	68,442	3,622,635

		11,639,847
ELECTRIC UTILITIES — 3.22%
American Electric Power Co. Inc.	16,465	1,211,330
Duke Energy Corp.	23,477	1,974,650
Exelon Corp.	32,059	1,263,445
NextEra Energy Inc.	15,672	2,447,810
PG&E Corp.	17,120	767,490
Southern Co. (The)	33,317	1,602,214

		9,266,939
ELECTRICAL EQUIPMENT — 0.86%
Eaton Corp. PLC	14,936	1,180,093

440

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

December 31, 2017

Security	Shares	Value
Emerson Electric Co.	18,431	$1,284,457

		2,464,550
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.30%
Corning Inc.	26,991	863,442

		863,442
ENERGY EQUIPMENT & SERVICES — 1.25%
Halliburton Co.	9,344	456,641
Schlumberger Ltd.	46,596	3,140,105

		3,596,746
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.32%
Equity Residential	11,940	761,414
Simon Property Group Inc.	985	169,164

		930,578
FOOD & STAPLES RETAILING — 3.25%
CVS Health Corp.	34,117	2,473,482
Kroger Co. (The)	13,765	377,849
Wal-Mart Stores Inc.	48,121	4,751,949
Walgreens Boots Alliance Inc.	23,966	1,740,411

		9,343,691
FOOD PRODUCTS — 1.65%
Archer-Daniels-Midland Co.	18,412	737,953
General Mills Inc.	5,584	331,075
Kraft Heinz Co. (The)	20,105	1,563,365
Mondelez International Inc. Class A	49,139	2,103,149

		4,735,542
HEALTH CARE EQUIPMENT & SUPPLIES — 3.31%
Abbott Laboratories	56,673	3,234,328
Baxter International Inc.	15,118	977,228
Danaher Corp.	20,579	1,910,143
Medtronic PLC	42,130	3,401,997

		9,523,696
HEALTH CARE PROVIDERS & SERVICES — 2.30%
Aetna Inc.	7,236	1,305,302
Anthem Inc.	8,611	1,937,561
Cigna Corp.	1,020	207,152
Express Scripts Holding Co.[b]	17,680	1,319,635
HCA Healthcare Inc.[b]	8,881	780,107
Humana Inc.	289	71,693
McKesson Corp.	6,356	991,218

		6,612,668

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 0.31%
Carnival Corp.	13,627	$904,424

		904,424
HOUSEHOLD PRODUCTS — 3.31%
Colgate-Palmolive Co.	24,349	1,837,132
Kimberly-Clark Corp.	1,748	210,914
Procter & Gamble Co. (The)	81,437	7,482,431

		9,530,477
INDUSTRIAL CONGLOMERATES — 2.03%
General Electric Co.	240,642	4,199,203
Honeywell International Inc.	10,598	1,625,309

		5,824,512
INSURANCE — 3.65%
Aflac Inc.	12,982	1,139,560
Allstate Corp. (The)	8,814	922,914
American International Group Inc.	26,474	1,577,321
Brighthouse Financial Inc.[b]	2,765	162,140
Chubb Ltd.	15,581	2,276,851
MetLife Inc.	30,256	1,529,743
Prudential Financial Inc.	14,342	1,649,043
Travelers Companies Inc. (The)	9,217	1,250,194

		10,507,766
INTERNET SOFTWARE & SERVICES — 0.43%
eBay Inc.[b]	32,730	1,235,230

		1,235,230
IT SERVICES — 0.47%
International Business Machines Corp.	8,881	1,362,523

		1,362,523
LIFE SCIENCES TOOLS & SERVICES — 0.48%
Thermo Fisher Scientific Inc.	7,326	1,391,061

		1,391,061
MACHINERY — 0.10%
Caterpillar Inc.	1,777	280,020

		280,020
MEDIA — 2.43%
Charter Communications Inc. Class Ab	2,016	677,295
Comcast Corp. Class A	11,849	474,552
DISH Network Corp. Class Ab	1,678	80,125
Time Warner Inc.	25,991	2,377,397
Twenty-First Century Fox Inc. Class A	33,040	1,140,871
Twenty-First Century Fox Inc. Class B	13,854	472,699

441

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

December 31, 2017

Security	Shares	Value
Walt Disney Co. (The)	16,402	$1,763,379

		6,986,318
MULTI-UTILITIES — 0.61%
Dominion Energy Inc.	21,599	1,750,815

		1,750,815
MULTILINE RETAIL — 0.42%
Target Corp.	18,479	1,205,755

		1,205,755
OIL, GAS & CONSUMABLE FUELS — 11.04%
Anadarko Petroleum Corp.	18,329	983,168
Chevron Corp.	63,354	7,931,287
ConocoPhillips	40,099	2,201,034
EOG Resources Inc.	17,476	1,885,835
Exxon Mobil Corp.	142,108	11,885,913
Kinder Morgan Inc./DE	64,277	1,161,486
Occidental Petroleum Corp.	25,723	1,894,756
Phillips 66	14,587	1,475,475
Pioneer Natural Resources Co.	5,652	976,948
Valero Energy Corp.	14,644	1,345,930

		31,741,832
PHARMACEUTICALS — 9.16%
Allergan PLC	11,311	1,850,253
Bristol-Myers Squibb Co.	28,000	1,715,840
Johnson & Johnson	76,560	10,696,963
Merck & Co. Inc.	86,717	4,879,566
Pfizer Inc.	198,261	7,181,014

		26,323,636
ROAD & RAIL — 0.66%
CSX Corp.	2,988	164,370
Norfolk Southern Corp.	9,673	1,401,618
Union Pacific Corp.	2,522	338,200

		1,904,188
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.97%
Intel Corp.	157,987	7,292,680
Micron Technology Inc.[b]	8,726	358,813
NXP Semiconductors NVb	4,959	580,649
QUALCOMM Inc.	49,530	3,170,911

		11,403,053

Security	Shares	Value
SOFTWARE — 1.48%
Oracle Corp.	89,821	$4,246,737

		4,246,737
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.68%
Hewlett Packard Enterprise Co.	54,250	779,030
HP Inc.	55,983	1,176,203

		1,955,233
TOBACCO — 1.74%
Philip Morris International Inc.	47,333	5,000,731

		5,000,731
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Sprint Corp.[b]	20,927	123,260
T-Mobile U.S. Inc.[b]	3,769	239,369

		362,629

TOTAL COMMON STOCKS
(Cost: $247,922,494)		286,795,572

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[a,c]	367,815	367,815

		367,815

TOTAL SHORT-TERM INVESTMENTS
(Cost: $367,815)		367,815

TOTAL INVESTMENTS IN SECURITIES — 99.89%
(Cost: $248,290,309)		287,163,387
Other Assets, Less Liabilities — 0.11%		323,156

NET ASSETS — 100.00%		$287,486,543

[a]	Affiliate of the Fund.
[b]	Non-income producing security.
[c]	Annualized 7-day yield as of period end.

442

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	209,703	—		(209,703)[a]	—	$—	$—	[b]	$148	$(7)
BlackRock Cash Funds: Treasury, SL Agency Shares	164,007	203,808	[a]	—	367,815	367,815	2,052		—	—
BlackRock Inc.	3,652	963		(449)	4,166	2,140,116	28,270		13,632	476,111
PNC Financial Services Group Inc. (The)	14,601	3,746		(2,137)	16,210	2,338,941	29,637		(6,710)	353,108

						$4,846,872	$59,959		$7,070	$829,212

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	4	Mar 2018	$535	$2,313

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$286,795,572	$—	$—	$286,795,572
Money Market Funds	367,815	—	—	367,815

Total	$287,163,387	$—	$—	$287,163,387

Derivative financial instruments[a]
Assets
Futures Contracts	$2,313	$—	$—	$2,313

Total	$2,313	$—	$—	$2,313

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

443

Schedule of Investments (Unaudited)

iSHARES® S&P 100 ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 3.12%
Boeing Co. (The)	195,027	$57,515,413
General Dynamics Corp.	96,732	19,680,125
Lockheed Martin Corp.	86,901	27,899,566
Raytheon Co.	100,707	18,917,810
United Technologies Corp.	258,716	33,004,400

		157,017,314
AIR FREIGHT & LOGISTICS — 0.99%
FedEx Corp.	85,938	21,444,969
United Parcel Service Inc. Class B	239,342	28,517,599

		49,962,568
AUTOMOBILES — 0.70%
Ford Motor Co.	1,359,104	16,975,209
General Motors Co.	445,331	18,254,118

		35,229,327
BANKS — 8.35%
Bank of America Corp.	3,379,243	99,755,253
Citigroup Inc.	921,061	68,536,149
JPMorgan Chase & Co.	1,208,710	129,259,447
U.S. Bancorp.	549,194	29,425,815
Wells Fargo & Co.	1,543,870	93,666,593

		420,643,257
BEVERAGES — 2.40%
Coca-Cola Co. (The)	1,335,817	61,287,284
PepsiCo Inc.	495,417	59,410,407

		120,697,691
BIOTECHNOLOGY — 3.62%
AbbVie Inc.	555,318	53,704,804
Amgen Inc.	252,877	43,975,310
Biogen Inc.[a]	73,654	23,463,955
Celgene Corp.[a]	274,269	28,622,713
Gilead Sciences Inc.	455,051	32,599,853

		182,366,635
CAPITAL MARKETS — 1.94%
Bank of New York Mellon Corp. (The)	356,727	19,213,316
BlackRock Inc.[b]	43,007	22,093,126

Security	Shares	Value
Goldman Sachs Group Inc. (The)	122,203	$31,132,436
Morgan Stanley	484,944	25,445,012

		97,883,890
CHEMICALS — 1.51%
DowDuPont Inc.	815,156	58,055,410
Monsanto Co.	153,042	17,872,245

		75,927,655
COMMUNICATIONS EQUIPMENT — 1.31%
Cisco Systems Inc.	1,722,155	65,958,537

		65,958,537
CONSUMER FINANCE — 0.83%
American Express Co.	250,970	24,923,831
Capital One Financial Corp.	168,864	16,815,477

		41,739,308
DIVERSIFIED FINANCIAL SERVICES — 2.64%
Berkshire Hathaway Inc. Class Ba	670,383	132,883,318

		132,883,318
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.14%
AT&T Inc.	2,138,925	83,161,404
Verizon Communications Inc.	1,421,084	75,217,976

		158,379,380
ELECTRIC UTILITIES — 1.51%
Duke Energy Corp.	243,811	20,506,943
Exelon Corp.	334,456	13,180,911
NextEra Energy Inc.	163,867	25,594,387
Southern Co. (The)	349,623	16,813,370

		76,095,611
ELECTRICAL EQUIPMENT — 0.31%
Emerson Electric Co.	223,584	15,581,569

		15,581,569
ENERGY EQUIPMENT & SERVICES — 0.94%
Halliburton Co.	303,957	14,854,379
Schlumberger Ltd.	482,568	32,520,257

		47,374,636
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.37%
Simon Property Group Inc.	108,283	18,596,522

		18,596,522

444

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

December 31, 2017

Security	Shares	Value
FOOD & STAPLES RETAILING — 2.51%
Costco Wholesale Corp.	152,229	$28,332,862
CVS Health Corp.	352,884	25,584,090
Wal-Mart Stores Inc.	509,903	50,352,921
Walgreens Boots Alliance Inc.	302,449	21,963,846

		126,233,719
FOOD PRODUCTS — 0.76%
Kraft Heinz Co. (The)	207,987	16,173,069
Mondelez International Inc. Class A	520,585	22,281,038

		38,454,107
HEALTH CARE EQUIPMENT & SUPPLIES — 1.84%
Abbott Laboratories	606,354	34,604,623
Danaher Corp.	213,242	19,793,122
Medtronic PLC	471,536	38,076,532

		92,474,277
HEALTH CARE PROVIDERS & SERVICES — 1.48%
UnitedHealth Group Inc.	337,583	74,423,548

		74,423,548
HOTELS, RESTAURANTS & LEISURE — 1.51%
McDonald’s Corp.	277,707	47,798,929
Starbucks Corp.	495,645	28,464,892

		76,263,821
HOUSEHOLD PRODUCTS — 2.08%
Colgate-Palmolive Co.	305,895	23,079,778
Procter & Gamble Co. (The)	887,657	81,557,925

		104,637,703
INDUSTRIAL CONGLOMERATES — 2.83%
3M Co.	207,888	48,930,598
General Electric Co.	3,020,998	52,716,415
Honeywell International Inc.	265,388	40,699,904

		142,346,917
INSURANCE — 1.00%
Allstate Corp. (The)	124,978	13,086,446
American International Group Inc.	313,161	18,658,132
MetLife Inc.	366,578	18,534,184

		50,278,762
INTERNET & DIRECT MARKETING RETAIL — 3.82%
Amazon.com Inc.[a]	139,327	162,938,747
Priceline Group Inc. (The)[a]	16,990	29,524,202

		192,462,949

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 7.27%
Alphabet Inc. Class Aa	103,827	$109,371,362
Alphabet Inc. Class Ca	105,156	110,035,239
Facebook Inc. Class Aa	830,766	146,596,968

		366,003,569
IT SERVICES — 4.55%
Accenture PLC Class A	215,282	32,957,521
International Business Machines Corp.	299,931	46,015,414
Mastercard Inc. Class A	323,558	48,973,739
PayPal Holdings Inc.[a]	393,575	28,974,992
Visa Inc. Class Ac	631,736	72,030,539

		228,952,205
MACHINERY — 0.65%
Caterpillar Inc.	207,250	32,658,455

		32,658,455
MEDIA — 3.71%
Charter Communications Inc. Class Aa	67,553	22,695,106
Comcast Corp. Class A	1,624,859	65,075,603
Time Warner Inc.	271,230	24,809,408
Twenty-First Century Fox Inc. Class A	367,173	12,678,484
Twenty-First Century Fox Inc. Class B	152,993	5,220,121
Walt Disney Co. (The)	526,131	56,564,344

		187,043,066
MULTILINE RETAIL — 0.25%
Target Corp.	189,568	12,369,312

		12,369,312
OIL, GAS & CONSUMABLE FUELS — 5.18%
Chevron Corp.	661,664	82,833,716
ConocoPhillips	416,469	22,859,983
Exxon Mobil Corp.	1,476,089	123,460,084
Kinder Morgan Inc./DE	669,053	12,089,788
Occidental Petroleum Corp.	266,580	19,636,283

		260,879,854
PHARMACEUTICALS — 6.79%
Allergan PLC	115,859	18,952,215
Bristol-Myers Squibb Co.	570,159	34,939,344
Eli Lilly & Co.	337,515	28,506,517

445

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

December 31, 2017

Security	Shares	Value
Johnson & Johnson	935,874	$130,760,315
Merck & Co. Inc.	952,819	53,615,125
Pfizer Inc.	2,076,466	75,209,599

		341,983,115
ROAD & RAIL — 0.73%
Union Pacific Corp.	274,217	36,772,500

		36,772,500
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.86%
Intel Corp.	1,630,319	75,255,525
QUALCOMM Inc.	513,539	32,876,767
Texas Instruments Inc.	343,330	35,857,385

		143,989,677
SOFTWARE — 5.56%
Microsoft Corp.	2,687,446	229,884,131
Oracle Corp.	1,061,326	50,179,493

		280,063,624
SPECIALTY RETAIL — 2.07%
Home Depot Inc. (The)	406,795	77,099,856
Lowe’s Companies Inc.	290,118	26,963,567

		104,063,423
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.01%
Apple Inc.	1,788,584	302,682,070

		302,682,070
TEXTILES, APPAREL & LUXURY GOODS — 0.57%
NIKE Inc. Class B	457,725	28,630,699

		28,630,699
TOBACCO — 2.08%
Altria Group Inc.	664,735	47,468,726
Philip Morris International Inc.	541,050	57,161,933

		104,630,659

TOTAL COMMON STOCKS
(Cost: $4,358,114,528)		5,024,635,249

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[b,d,e]	711,158	$711,229
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[b,d]	6,753,752	6,753,752

		7,464,981

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,464,981)		7,464,981

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $4,365,579,509)		5,032,100,230
Other Assets, Less Liabilities — 0.06%		2,856,474

NET ASSETS — 100.00%		$5,034,956,704

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	All or a portion of this security is on loan.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

446

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	711,158	[a]	—	711,158	$711,229	$—	[b]	$(363)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,212,955	1,540,797	[a]	—	6,753,752	6,753,752	62,288		—	—
BlackRock Inc.	43,887	9,846		(10,726)	43,007	22,093,126	325,640		921,135	4,792,880

						$29,558,107	$387,928		$920,772	$4,792,880

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts S&P 500 E-Mini	71	Mar 2018	$9,500	$31,103

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,024,635,249	$—	$—	$5,024,635,249
Money Market Funds	7,464,981	—	—	7,464,981

Total	$5,032,100,230	$—	$—	$5,032,100,230

Derivative financial instruments[a]
Assets
Futures Contracts	$31,103	$—	$—	$31,103

Total	$31,103	$—	$—	$31,103

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

447

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.66%

AEROSPACE & DEFENSE — 3.06%
Boeing Co. (The)	939,275	$277,001,590
General Dynamics Corp.	232,942	47,392,050
Harris Corp.	125,298	17,748,462
Lockheed Martin Corp.	259,487	83,308,301
Northrop Grumman Corp.	198,601	60,952,633
Raytheon Co.	295,859	55,577,113
Rockwell Collins Inc.	273,748	37,125,704
TransDigm Group Inc.[a]	81,351	22,340,612

		601,446,465
AIR FREIGHT & LOGISTICS — 0.70%
Expeditors International of Washington Inc.	164,617	10,649,074
FedEx Corp.	235,918	58,870,978
United Parcel Service Inc. Class B	564,827	67,299,137

		136,819,189
AIRLINES — 0.31%
American Airlines Group Inc.	385,915	20,079,158
Southwest Airlines Co.	613,660	40,164,047

		60,243,205
AUTO COMPONENTS — 0.25%
Aptiv PLC	446,117	37,844,105
BorgWarner Inc.	222,830	11,384,385

		49,228,490
BANKS — 1.24%
Bank of America Corp.	7,811,963	230,609,148
Comerica Inc.	148,809	12,918,109

		243,527,257
BEVERAGES — 2.10%
Brown-Forman Corp. Class B	220,800	15,162,336
Coca-Cola Co. (The)	2,895,064	132,825,536
Constellation Brands Inc. Class A	289,028	66,063,130
Dr Pepper Snapple Group Inc.	146,009	14,171,634
Monster Beverage Corp.[b]	689,130	43,615,038
PepsiCo Inc.	1,169,137	140,202,909

		412,040,583

Security	Shares	Value
BIOTECHNOLOGY — 4.40%
AbbVie Inc.	2,674,484	$258,649,347
Alexion Pharmaceuticals Inc.[b]	194,442	23,253,319
Amgen Inc.	718,558	124,957,236
Biogen Inc.[b]	244,763	77,974,149
Celgene Corp.[b]	1,320,917	137,850,898
Gilead Sciences Inc.	1,424,532	102,053,472
Incyte Corp.[b]	292,811	27,732,130
Regeneron Pharmaceuticals Inc.[b]	129,182	48,567,265
Vertex Pharmaceuticals Inc.[b]	423,824	63,514,265

		864,552,081
BUILDING PRODUCTS — 0.29%
Allegion PLC	103,934	8,268,989
AO Smith Corp.	245,491	15,043,688
Fortune Brands Home & Security Inc.	259,033	17,728,219
Masco Corp.	349,452	15,354,921

		56,395,817
CAPITAL MARKETS — 2.89%
Affiliated Managers Group Inc.	41,975	8,615,369
Ameriprise Financial Inc.	171,675	29,093,762
BlackRock Inc.[c]	122,171	62,760,464
Cboe Global Markets Inc.	190,794	23,771,025
Charles Schwab Corp. (The)	2,001,737	102,829,230
CME Group Inc.	382,448	55,856,530
E*TRADE Financial Corp.[b]	455,735	22,590,784
Intercontinental Exchange Inc.	981,525	69,256,404
Moody’s Corp.	278,581	41,121,341
Nasdaq Inc.	94,012	7,222,942
Northern Trust Corp.	195,365	19,515,010
Raymond James Financial Inc.	103,900	9,278,270
S&P Global Inc.	427,825	72,473,555
T Rowe Price Group Inc.	405,539	42,553,207

		566,937,893
CHEMICALS — 1.36%
Air Products & Chemicals Inc.	131,109	21,512,365
Albemarle Corp.	109,994	14,067,133
CF Industries Holdings Inc.	168,313	7,160,035
Ecolab Inc.	200,029	26,839,891
FMC Corp.	225,784	21,372,713
International Flavors & Fragrances Inc.	81,077	12,373,161

448

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2017

Security	Shares	Value
Monsanto Co.	383,265	$44,757,687
PPG Industries Inc.	203,996	23,830,813
Praxair Inc.	249,382	38,574,408
Sherwin-Williams Co. (The)	137,912	56,549,436

		267,037,642
COMMERCIAL SERVICES & SUPPLIES — 0.47%
Cintas Corp.	144,958	22,588,805
Republic Services Inc.	173,688	11,743,046
Waste Management Inc.	670,225	57,840,417

		92,172,268
COMMUNICATIONS EQUIPMENT — 0.91%
Cisco Systems Inc.	3,816,188	146,160,000
F5 Networks Inc.[b]	61,264	8,039,062
Motorola Solutions Inc.	270,611	24,446,998

		178,646,060
CONSTRUCTION MATERIALS — 0.12%
Martin Marietta Materials Inc.	45,691	10,099,539
Vulcan Materials Co.	112,282	14,413,640

		24,513,179
CONSUMER FINANCE — 0.37%
American Express Co.	725,224	72,021,995

		72,021,995
CONTAINERS & PACKAGING — 0.18%
Avery Dennison Corp.	148,577	17,065,554
Packaging Corp. of America	103,421	12,467,402
Sealed Air Corp.	115,543	5,696,270

		35,229,226
DISTRIBUTORS — 0.06%
LKQ Corp.[b]	302,457	12,300,926

		12,300,926
DIVERSIFIED CONSUMER SERVICES — 0.03%
H&R Block Inc.	224,529	5,887,150

		5,887,150
ELECTRIC UTILITIES — 0.37%
FirstEnergy Corp.	306,078	9,372,108
NextEra Energy Inc.	402,497	62,866,007

		72,238,115
ELECTRICAL EQUIPMENT — 0.45%
AMETEK Inc.	387,844	28,107,055
Emerson Electric Co.	440,243	30,680,535
Rockwell Automation Inc.	148,452	29,148,550

		87,936,140

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.71%
Amphenol Corp. Class A	511,828	$44,938,498
Corning Inc.	1,457,090	46,612,309
FLIR Systems Inc.	158,650	7,396,263
TE Connectivity Ltd.	423,768	40,274,911

		139,221,981
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.71%
Alexandria Real Estate Equities Inc.[a]	87,241	11,392,802
American Tower Corp.	719,509	102,652,349
Apartment Investment & Management Co. Class A	116,779	5,104,410
AvalonBay Communities Inc.[a]	101,619	18,129,846
Boston Properties Inc.	114,487	14,886,745
Crown Castle International Corp.[a]	463,240	51,424,272
Digital Realty Trust Inc.	206,228	23,489,369
Equinix Inc.[a]	131,257	59,488,298
Essex Property Trust Inc.	57,817	13,955,289
Extra Space Storage Inc.[a]	211,973	18,537,039
Federal Realty Investment Trust	57,464	7,631,794
GGP Inc.	411,985	9,636,329
Iron Mountain Inc.[a]	212,480	8,016,870
Prologis Inc.	892,697	57,587,883
Public Storage[a]	140,247	29,311,623
SBA Communications Corp.[b]	196,542	32,107,101
Simon Property Group Inc.	255,525	43,883,864
UDR Inc.	297,782	11,470,563
Vornado Realty Trust[a]	188,525	14,738,885

		533,445,331
FOOD PRODUCTS — 0.28%
General Mills Inc.	332,041	19,686,711
Hershey Co. (The)	126,873	14,401,354
Kellogg Co.	150,988	10,264,164
McCormick & Co. Inc./MD NVS	98,877	10,076,555

		54,428,784
HEALTH CARE EQUIPMENT & SUPPLIES — 3.87%
Abbott Laboratories	2,920,285	166,660,665
Align Technology Inc.[b]	120,635	26,803,891

449

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2017

Security	Shares	Value
Baxter International Inc.	471,082	$30,450,740
Becton Dickinson and Co.	444,487	95,146,957
Boston Scientific Corp.[b]	2,303,872	57,112,987
Cooper Companies Inc. (The)[a]	82,332	17,938,496
Edwards Lifesciences Corp.[b]	354,530	39,959,076
Hologic Inc.[b]	463,543	19,816,463
IDEXX Laboratories Inc.[b]	146,833	22,961,745
Intuitive Surgical Inc.[b]	187,988	68,604,341
Medtronic PLC	976,752	78,872,724
ResMed Inc.	238,636	20,210,083
Stryker Corp.	539,973	83,609,419
Varian Medical Systems Inc.[a,b]	81,979	9,111,966
Zimmer Biomet Holdings Inc.	189,253	22,837,159

		760,096,712
HEALTH CARE PROVIDERS & SERVICES — 3.11%
Aetna Inc.	273,557	49,346,947
Anthem Inc.	228,364	51,384,183
Centene Corp.[b]	289,440	29,198,707
Cigna Corp.	413,743	84,027,066
HCA Healthcare Inc.[b]	257,463	22,615,550
Laboratory Corp. of America Holdings[b]	99,378	15,851,785
UnitedHealth Group Inc.	1,625,845	358,433,789

		610,858,027
HEALTH CARE TECHNOLOGY — 0.18%
Cerner Corp.[a,b]	528,793	35,635,360

		35,635,360
HOTELS, RESTAURANTS & LEISURE — 2.80%
Carnival Corp.	307,973	20,440,168
Chipotle Mexican Grill Inc.[a,b]	16,334	4,721,016
Darden Restaurants Inc.	125,196	12,021,320
Hilton Worldwide Holdings Inc.	136,610	10,909,675
Marriott International Inc./MD Class A	513,805	69,738,753
McDonald’s Corp.	1,337,473	230,205,853
MGM Resorts International	377,973	12,620,518
Norwegian Cruise Line Holdings Ltd.[b]	299,705	15,959,291
Royal Caribbean Cruises Ltd.	190,170	22,683,477
Starbucks Corp.	1,527,737	87,737,936
Wyndham Worldwide Corp.	170,408	19,745,175
Wynn Resorts Ltd.	134,971	22,754,761
Yum! Brands Inc.	253,935	20,723,635

		550,261,578

Security	Shares	Value
HOUSEHOLD DURABLES — 0.42%
DR Horton Inc.	572,719	$29,248,759
Garmin Ltd.	93,702	5,581,828
Lennar Corp. Class A	202,474	12,804,456
Mohawk Industries Inc.[b]	69,085	19,060,551
PulteGroup Inc.	453,854	15,090,646

		81,786,240
HOUSEHOLD PRODUCTS — 1.31%
Church & Dwight Co. Inc.	223,156	11,195,737
Clorox Co. (The)	123,722	18,402,410
Colgate-Palmolive Co.	692,421	52,243,165
Kimberly-Clark Corp.	259,052	31,257,214
Procter & Gamble Co. (The)	1,581,776	145,333,579

		258,432,105
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.04%
NRG Energy Inc.	272,591	7,763,392

		7,763,392
INDUSTRIAL CONGLOMERATES — 2.01%
3M Co.	1,001,223	235,657,857
Honeywell International Inc.	754,105	115,649,543
Roper Technologies Inc.	171,299	44,366,441

		395,673,841
INSURANCE — 1.03%
Allstate Corp. (The)	283,014	29,634,396
Aon PLC	247,364	33,146,776
Arthur J Gallagher & Co.	155,709	9,853,266
Marsh & McLennan Companies Inc.	488,059	39,723,122
Principal Financial Group Inc.	207,297	14,626,877
Progressive Corp. (The)	976,004	54,968,545
Torchmark Corp.	75,675	6,864,479
Willis Towers Watson PLC	93,064	14,023,814

		202,841,275
INTERNET & DIRECT MARKETING RETAIL — 5.51%
Amazon.com Inc.[b]	671,018	784,735,420
Expedia Inc.	122,368	14,656,015
Netflix Inc.[b]	726,012	139,365,264
Priceline Group Inc. (The)[b]	81,823	142,187,100
TripAdvisor Inc.[b]	67,649	2,331,185

		1,083,274,984

450

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2017

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 9.41%
Akamai Technologies Inc.[b]	114,472	$7,445,259
Alphabet Inc. Class Ab	500,044	526,746,350
Alphabet Inc. Class Cb	506,446	529,945,094
eBay Inc.[b]	1,627,169	61,409,358
Facebook Inc. Class Ab	4,001,083	706,031,106
VeriSign Inc.[a,b]	142,716	16,332,419

		1,847,909,586
IT SERVICES — 6.07%
Accenture PLC Class A	653,197	99,997,929
Alliance Data Systems Corp.	49,358	12,511,266
Automatic Data Processing Inc.	744,063	87,196,743
Cognizant Technology Solutions Corp. Class A	988,979	70,237,289
DXC Technology Co.	249,743	23,700,611
Fidelity National Information Services Inc.	347,078	32,656,569
Fiserv Inc.[b]	349,357	45,811,183
Gartner Inc.[a,b]	152,611	18,794,045
Global Payments Inc.	265,924	26,656,222
Mastercard Inc. Class A	1,558,302	235,864,591
Paychex Inc.	347,725	23,673,118
PayPal Holdings Inc.[b]	1,895,509	139,547,372
Total System Services Inc.	281,661	22,276,568
Visa Inc. Class A	3,042,527	346,908,928
Western Union Co. (The)	302,204	5,744,898

		1,191,577,332
LEISURE PRODUCTS — 0.06%
Hasbro Inc.	103,325	9,391,209
Mattel Inc.	156,784	2,411,338

		11,802,547
LIFE SCIENCES TOOLS & SERVICES — 1.30%
Agilent Technologies Inc.	538,267	36,047,741
Illumina Inc.[b]	244,636	53,450,520
IQVIA Holdings Inc.[b]	140,589	13,763,663
Mettler-Toledo International Inc.[a,b]	42,749	26,483,860
PerkinElmer Inc.	114,670	8,384,670
Thermo Fisher Scientific Inc.	484,393	91,976,543
Waters Corp.[b]	133,745	25,838,197

		255,945,194

Security	Shares	Value
MACHINERY — 1.72%
Caterpillar Inc.	519,035	$81,789,535
Deere & Co.	294,759	46,132,731
Dover Corp.	146,405	14,785,441
Fortive Corp.	337,649	24,428,905
Illinois Tool Works Inc.	517,314	86,313,841
Ingersoll-Rand PLC	175,202	15,626,266
Parker-Hannifin Corp.	124,670	24,881,639
Stanley Black & Decker Inc.	170,244	28,888,704
Xylem Inc./NY	208,923	14,248,549

		337,095,611
MEDIA — 2.14%
CBS Corp. Class B NVS	272,414	16,072,426
Charter Communications Inc. Class Ab	325,343	109,302,234
Comcast Corp. Class A	3,912,770	156,706,438
Scripps Networks Interactive Inc. Class A	116,594	9,954,796
Walt Disney Co. (The)	1,190,939	128,037,852

		420,073,746
MULTI-UTILITIES — 0.24%
Dominion Energy Inc.	409,676	33,208,336
WEC Energy Group Inc.	223,304	14,834,085

		48,042,421
MULTILINE RETAIL — 0.32%
Dollar General Corp.	209,077	19,446,252
Dollar Tree Inc.[b]	397,301	42,634,370

		62,080,622
OIL, GAS & CONSUMABLE FUELS — 0.30%
Cabot Oil & Gas Corp.	358,213	10,244,892
Cimarex Energy Co.	51,443	6,276,560
EOG Resources Inc.	339,228	36,606,094
Hess Corp.	140,505	6,669,772

		59,797,318
PERSONAL PRODUCTS — 0.24%
Estee Lauder Companies Inc. (The) Class A	374,854	47,696,423

		47,696,423
PHARMACEUTICALS — 4.37%
Bristol-Myers Squibb Co.	1,729,958	106,011,826
Eli Lilly & Co.	991,567	83,747,749

451

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2017

Security	Shares	Value
Johnson & Johnson	2,433,937	$340,069,678
Merck & Co. Inc.	1,697,893	95,540,439
Perrigo Co. PLC	79,129	6,896,884
Pfizer Inc.	4,600,248	166,620,982
Zoetis Inc.	817,543	58,895,798

		857,783,356
PROFESSIONAL SERVICES — 0.19%
Equifax Inc.	119,539	14,096,039
Robert Half International Inc.	124,110	6,893,069
Verisk Analytics Inc. Class Ab	167,758	16,104,768

		37,093,876
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.11%
CBRE Group Inc. Class Ab	507,698	21,988,400

		21,988,400
ROAD & RAIL — 1.14%
CSX Corp.	1,499,151	82,468,297
JB Hunt Transport Services Inc.	82,344	9,467,913
Kansas City Southern	81,665	8,592,791
Norfolk Southern Corp.	216,088	31,311,151
Union Pacific Corp.	686,746	92,092,639

		223,932,791
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.16%
Advanced Micro Devices Inc.[a,b]	472,232	4,854,545
Analog Devices Inc.	618,313	55,048,406
Applied Materials Inc.	1,789,293	91,468,658
Broadcom Ltd.	682,159	175,246,647
Intel Corp.	4,475,550	206,591,388
KLA-Tencor Corp.	261,944	27,522,456
Lam Research Corp.	271,577	49,989,178
Microchip Technology Inc.	391,499	34,404,932
Micron Technology Inc.[b]	1,935,317	79,580,235
NVIDIA Corp.	1,016,713	196,733,966
Qorvo Inc.[a,b]	213,573	14,223,962
QUALCOMM Inc.	865,568	55,413,663
Skyworks Solutions Inc.	307,244	29,172,818
Texas Instruments Inc.	1,653,521	172,693,733
Xilinx Inc.	257,763	17,378,382

		1,210,322,969
SOFTWARE — 9.36%
Activision Blizzard Inc.	1,268,540	80,323,953
Adobe Systems Inc.[b]	827,034	144,929,438

Security	Shares	Value
ANSYS Inc.[b]	142,687	$21,059,174
Autodesk Inc.[b]	223,339	23,412,627
Cadence Design Systems Inc.[b]	474,923	19,861,280
Citrix Systems Inc.[b]	135,288	11,905,344
Electronic Arts Inc.[b]	516,595	54,273,471
Intuit Inc.	407,471	64,290,774
Microsoft Corp.	12,943,111	1,107,153,715
Oracle Corp.	2,606,859	123,252,294
Red Hat Inc.[a,b]	296,361	35,592,956
salesforce.com Inc.[b]	1,151,244	117,691,674
Symantec Corp.	470,498	13,202,174
Synopsys Inc.[b]	252,920	21,558,901

		1,838,507,775
SPECIALTY RETAIL — 3.06%
AutoZone Inc.[b]	19,706	14,018,257
CarMax Inc.[a,b]	153,425	9,839,145
Home Depot Inc. (The)	1,959,185	371,324,333
Lowe’s Companies Inc.	950,128	88,304,896
O’Reilly Automotive Inc.[b]	76,705	18,450,621
Ross Stores Inc.	426,563	34,231,681
Tiffany & Co.	72,240	7,509,348
TJX Companies Inc. (The)	480,375	36,729,473
Tractor Supply Co.	86,777	6,486,581
Ulta Salon Cosmetics & Fragrance Inc.[b]	67,891	15,184,501

		602,078,836
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.55%
Apple Inc.	8,614,061	1,457,757,543
NetApp Inc.	453,590	25,092,599

		1,482,850,142
TEXTILES, APPAREL & LUXURY GOODS — 0.75%
Hanesbrands Inc.	257,981	5,394,383
Michael Kors Holdings Ltd.[a,b]	256,029	16,117,025
NIKE Inc. Class B	1,476,994	92,385,975
Tapestry Inc.	186,868	8,265,172
VF Corp.	341,236	25,251,464

		147,414,019
TOBACCO — 1.35%
Altria Group Inc.	1,792,811	128,024,633
Philip Morris International Inc.	1,302,889	137,650,223

		265,674,856

452

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2017

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.20%
Fastenal Co.	267,918	$14,652,435
United Rentals Inc.[b]	142,284	24,460,043

		39,112,478
WATER UTILITIES — 0.08%
American Water Works Co. Inc.	163,426	14,951,845

		14,951,845

TOTAL COMMON STOCKS
(Cost: $14,191,069,574)		19,576,625,434

SHORT-TERM INVESTMENTS — 0.69%

MONEY MARKET FUNDS — 0.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	109,292,131	109,303,060
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	26,464,527	26,464,527

		135,767,587

TOTAL SHORT-TERM INVESTMENTS
(Cost: $135,759,360)		135,767,587

Value
TOTAL INVESTMENTS IN SECURITIES — 100.35%
(Cost: $14,326,828,934)	$19,712,393,021
Other Assets, Less Liabilities — (0.35)%	(68,972,389)

NET ASSETS — 100.00%	$19,643,420,632

NVS  —  Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	158,435,419	—		(49,143,288)[a]	109,292,131	$109,303,060	$—	[b]	$(45,023)	$(26,310)
BlackRock Cash Funds: Treasury, SL Agency Shares	16,809,771	9,654,756	[a]	—	26,464,527	26,464,527	219,575		—	—
BlackRock Inc.	89,459	44,698		(11,986)	122,171	62,760,464	709,885		2,793,405	9,646,897

						$198,528,051	$929,460		$2,748,382	$9,620,587

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	281	Mar 2018	$37,598	$123,793

453

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2017

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$19,576,625,434	$—	$—	$19,576,625,434
Money Market Funds	135,767,587	—	—	135,767,587

Total	$19,712,393,021	$—	$—	$19,712,393,021

Derivative financial instruments[a]
Assets
Futures Contracts	$123,793	$—	$—	$123,793

Total	$123,793	$—	$—	$123,793

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

454

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 2.15%
Arconic Inc.	575,886	$15,692,894
General Dynamics Corp.	189,778	38,610,334
Harris Corp.	60,767	8,607,646
L3 Technologies Inc.	106,712	21,112,969
Lockheed Martin Corp.	129,568	41,597,806
Northrop Grumman Corp.	76,138	23,367,514
Raytheon Co.	154,111	28,949,751
Textron Inc.	359,114	20,322,261
United Technologies Corp.	1,015,127	129,499,751

		327,760,926
AIR FREIGHT & LOGISTICS — 0.77%
CH Robinson Worldwide Inc.	190,022	16,929,060
Expeditors International of Washington Inc.	109,901	7,109,496
FedEx Corp.	144,996	36,182,302
United Parcel Service Inc. Class B	478,950	57,066,892

		117,287,750
AIRLINES — 0.76%
Alaska Air Group Inc.	167,200	12,290,872
American Airlines Group Inc.	268,161	13,952,417
Delta Air Lines Inc.	896,577	50,208,312
Southwest Airlines Co.	245,859	16,091,472
United Continental Holdings Inc.[a]	344,203	23,199,282

		115,742,355
AUTO COMPONENTS — 0.10%
BorgWarner Inc.	89,311	4,562,899
Goodyear Tire & Rubber Co. (The)	338,353	10,932,185

		15,495,084
AUTOMOBILES — 0.98%
Ford Motor Co.	5,332,770	66,606,297
General Motors Co.	1,747,359	71,624,246
Harley-Davidson Inc.	228,867	11,644,753

		149,875,296
BANKS — 12.16%
Bank of America Corp.	6,894,797	203,534,407
BB&T Corp.	1,078,351	53,615,612

Security	Shares	Value
Citigroup Inc.	3,614,006	$268,918,186
Citizens Financial Group Inc.	672,485	28,230,920
Comerica Inc.	117,099	10,165,364
Fifth Third Bancorp.	964,109	29,251,067
Huntington Bancshares Inc./OH	1,474,499	21,468,705
JPMorgan Chase & Co.	4,742,654	507,179,419
KeyCorp	1,469,929	29,648,468
M&T Bank Corp.	205,735	35,178,628
People’s United Financial Inc.	475,663	8,894,898
PNC Financial Services Group Inc. (The)[b]	650,357	93,840,012
Regions Financial Corp.	1,584,495	27,380,074
SunTrust Banks Inc.	650,672	42,026,905
U.S. Bancorp.	2,154,892	115,459,113
Wells Fargo & Co.	6,057,736	367,522,843
Zions BanCorp.	274,392	13,947,345

		1,856,261,966
BEVERAGES — 1.90%
Brown-Forman Corp. Class B	88,717	6,092,197
Coca-Cola Co. (The)	2,882,764	132,261,212
Dr Pepper Snapple Group Inc.	129,049	12,525,496
Molson Coors Brewing Co. Class B	251,918	20,674,910
PepsiCo Inc.	991,374	118,885,570

		290,439,385
BIOTECHNOLOGY — 1.06%
Alexion Pharmaceuticals Inc.[a]	146,435	17,512,162
Amgen Inc.	406,812	70,744,607
Biogen Inc.[a]	89,586	28,539,412
Gilead Sciences Inc.	624,930	44,769,985

		161,566,166
BUILDING PRODUCTS — 0.38%
Allegion PLC	45,667	3,633,266
Johnson Controls International PLC	1,264,951	48,207,283
Masco Corp.	146,871	6,453,512

		58,294,061
CAPITAL MARKETS — 3.22%
Affiliated Managers Group Inc.	41,896	8,599,154
Ameriprise Financial Inc.	62,863	10,653,393
Bank of New York Mellon Corp. (The)	1,399,703	75,388,003

455

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2017

Security	Shares	Value
BlackRock Inc.[b]	69,483	$35,694,112
CME Group Inc.	153,207	22,375,882
Franklin Resources Inc.	445,445	19,301,132
Goldman Sachs Group Inc. (The)	479,491	122,155,127
Invesco Ltd.	555,070	20,282,258
Morgan Stanley	1,902,793	99,839,549
Nasdaq Inc.	83,105	6,384,957
Northern Trust Corp.	134,262	13,411,431
Raymond James Financial Inc.	91,840	8,201,312
State Street Corp.	506,880	49,476,557

		491,762,867
CHEMICALS — 3.08%
Air Products & Chemicals Inc.	190,666	31,284,477
Albemarle Corp.	62,410	7,981,615
CF Industries Holdings Inc.	182,236	7,752,319
DowDuPont Inc.	3,198,454	227,793,894
Eastman Chemical Co.	195,767	18,135,855
Ecolab Inc.	191,861	25,743,909
International Flavors & Fragrances Inc.	42,300	6,455,403
LyondellBasell Industries NV Class A	442,121	48,774,789
Monsanto Co.	288,241	33,660,784
Mosaic Co. (The)	482,194	12,373,098
PPG Industries Inc.	180,509	21,087,061
Praxair Inc.	187,820	29,051,998

		470,095,202
COMMERCIAL SERVICES & SUPPLIES — 0.13%
Republic Services Inc.	166,787	11,276,469
Stericycle Inc.[a]	117,283	7,974,071

		19,250,540
COMMUNICATIONS EQUIPMENT — 1.04%
Cisco Systems Inc.	3,648,925	139,753,827
F5 Networks Inc.[a]	36,226	4,753,576
Juniper Networks Inc.	510,551	14,550,704

		159,058,107
CONSTRUCTION & ENGINEERING — 0.19%
Fluor Corp.	192,153	9,924,703
Jacobs Engineering Group Inc.	165,490	10,915,720
Quanta Services Inc.[a]	213,164	8,336,844

		29,177,267

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.14%
Martin Marietta Materials Inc.	48,619	$10,746,744
Vulcan Materials Co.	88,042	11,301,951

		22,048,695
CONSUMER FINANCE — 1.23%
American Express Co.	393,895	39,117,712
Capital One Financial Corp.	662,586	65,980,314
Discover Financial Services	496,700	38,206,164
Navient Corp.	361,261	4,811,997
Synchrony Financial	1,005,522	38,823,204

		186,939,391
CONTAINERS & PACKAGING — 0.56%
Ball Corp.	477,029	18,055,548
International Paper Co.	564,376	32,699,945
Packaging Corp. of America	45,496	5,484,543
Sealed Air Corp.	153,739	7,579,333
WestRock Co.	347,374	21,957,510

		85,776,879
DISTRIBUTORS — 0.17%
Genuine Parts Co.	199,762	18,979,388
LKQ Corp.[a]	178,826	7,272,853

		26,252,241
DIVERSIFIED CONSUMER SERVICES — 0.02%
H&R Block Inc.	102,857	2,696,911

		2,696,911
DIVERSIFIED FINANCIAL SERVICES — 3.49%
Berkshire Hathaway Inc. Class Ba	2,630,406	521,399,078
Leucadia National Corp.	430,678	11,408,660

		532,807,738
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.22%
AT&T Inc.	8,392,567	326,303,005
CenturyLink Inc.	1,327,438	22,141,666
Verizon Communications Inc.	5,575,971	295,136,145

		643,580,816
ELECTRIC UTILITIES — 3.30%
Alliant Energy Corp.	314,644	13,406,981
American Electric Power Co. Inc.	672,276	49,459,345
Duke Energy Corp.	956,643	80,463,243
Edison International	445,335	28,162,985
Entergy Corp.	245,811	20,006,557

456

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2017

Security	Shares	Value
Eversource Energy	432,975	$27,355,361
Exelon Corp.	1,312,310	51,718,137
FirstEnergy Corp.	359,820	11,017,688
NextEra Energy Inc.	315,058	49,208,909
PG&E Corp.	700,960	31,424,037
Pinnacle West Capital Corp.	153,482	13,073,597
PPL Corp.	933,811	28,901,450
Southern Co. (The)	1,371,830	65,971,305
Xcel Energy Inc.	694,042	33,390,361

		503,559,956
ELECTRICAL EQUIPMENT — 0.68%
Acuity Brands Inc.	57,158	10,059,808
Eaton Corp. PLC	602,241	47,583,061
Emerson Electric Co.	517,591	36,070,917
Rockwell Automation Inc.	54,088	10,620,179

		104,333,965
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.10%
FLIR Systems Inc.	60,934	2,840,743
TE Connectivity Ltd.	134,937	12,824,413

		15,665,156
ENERGY EQUIPMENT & SERVICES — 1.65%
Baker Hughes a GE Co.	583,916	18,475,102
Halliburton Co.	1,192,655	58,285,050
Helmerich & Payne Inc.	149,194	9,643,900
National Oilwell Varco Inc.	517,489	18,639,954
Schlumberger Ltd.	1,893,478	127,601,483
TechnipFMC PLC	596,781	18,685,213

		251,330,702
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.95%
Alexandria Real Estate Equities Inc.	60,665	7,922,242
Apartment Investment & Management Co. Class A	121,141	5,295,073
AvalonBay Communities Inc.	105,691	18,856,331
Boston Properties Inc.	117,669	15,300,500
Crown Castle International Corp.	177,177	19,668,419
Digital Realty Trust Inc.[c]	111,894	12,744,727
Duke Realty Corp.[c]	485,211	13,202,591
Equity Residential	502,308	32,032,181
Essex Property Trust Inc.	43,547	10,510,939

Security	Shares	Value
Federal Realty Investment Trust	52,870	$7,021,665
GGP Inc.	518,209	12,120,909
HCP Inc.	638,789	16,659,617
Host Hotels & Resorts Inc.	1,011,557	20,079,407
Iron Mountain Inc.[c]	211,572	7,982,612
Kimco Realty Corp.	578,230	10,494,875
Macerich Co. (The)	148,905	9,780,080
Mid-America Apartment Communities Inc.	154,900	15,576,744
Public Storage	89,810	18,770,290
Realty Income Corp.[c]	385,165	21,962,108
Regency Centers Corp.[c]	201,472	13,937,833
Simon Property Group Inc.	216,683	37,213,138
SL Green Realty Corp.	134,981	13,623,632
UDR Inc.	125,338	4,828,020
Ventas Inc.	486,811	29,213,528
Vornado Realty Trust	82,793	6,472,757
Welltower Inc.	506,230	32,282,287
Weyerhaeuser Co.	1,031,755	36,379,681

		449,932,186
FOOD & STAPLES RETAILING — 3.72%
Costco Wholesale Corp.	597,304	111,170,221
CVS Health Corp.	1,384,622	100,385,095
Kroger Co. (The)	1,215,856	33,375,247
Sysco Corp.	655,239	39,792,664
Wal-Mart Stores Inc.	2,000,727	197,571,791
Walgreens Boots Alliance Inc.	1,186,727	86,180,115

		568,475,133
FOOD PRODUCTS — 2.25%
Archer-Daniels-Midland Co.	764,424	30,638,114
Campbell Soup Co.	261,641	12,587,548
Conagra Brands Inc.	557,125	20,986,899
General Mills Inc.	504,952	29,938,604
Hershey Co. (The)	88,076	9,997,507
Hormel Foods Corp.	369,787	13,456,549
JM Smucker Co. (The)	154,770	19,228,625
Kellogg Co.	216,537	14,720,185
Kraft Heinz Co. (The)	816,087	63,458,925
McCormick & Co. Inc./MD NVS	83,960	8,556,364
Mondelez International Inc. Class A	2,042,629	87,424,521
Tyson Foods Inc. Class A	406,775	32,977,249

		343,971,090

457

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2017

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.47%
Baxter International Inc.	301,882	$19,513,653
Danaher Corp.	836,710	77,663,422
DENTSPLY SIRONA Inc.	313,243	20,620,787
Medtronic PLC	1,054,599	85,158,869
Varian Medical Systems Inc.[a]	59,321	6,593,529
Zimmer Biomet Holdings Inc.	121,133	14,617,119

		224,167,379
HEALTH CARE PROVIDERS & SERVICES — 2.43%
Aetna Inc.	222,866	40,202,798
AmerisourceBergen Corp.	220,060	20,205,909
Anthem Inc.	165,220	37,176,152
Cardinal Health Inc.	429,779	26,332,559
DaVita Inc.[a]	205,807	14,869,556
Envision Healthcare Corp.[a]	166,399	5,750,749
Express Scripts Holding Co.[a]	774,155	57,782,929
HCA Healthcare Inc.[a]	177,227	15,567,620
Henry Schein Inc.[a]	213,456	14,916,305
Humana Inc.	195,273	48,441,373
Laboratory Corp. of America Holdings[a]	58,723	9,366,906
McKesson Corp.	284,951	44,438,109
Patterson Companies Inc.	113,143	4,087,857
Quest Diagnostics Inc.	186,051	18,324,163
Universal Health Services Inc. Class B	119,211	13,512,567

		370,975,552
HOTELS, RESTAURANTS & LEISURE — 0.85%
Carnival Corp.	307,409	20,402,736
Chipotle Mexican Grill Inc.[a,c]	20,840	6,023,385
Darden Restaurants Inc.	68,147	6,543,475
Hilton Worldwide Holdings Inc.	165,027	13,179,056
MGM Resorts International	387,744	12,946,772
Royal Caribbean Cruises Ltd.	79,891	9,529,399
Starbucks Corp.	700,128	40,208,351
Yum! Brands Inc.	253,348	20,675,730

		129,508,904
HOUSEHOLD DURABLES — 0.43%
Garmin Ltd.	76,445	4,553,829
Leggett & Platt Inc.	181,403	8,658,365
Lennar Corp. Class A	114,706	7,254,007
Mohawk Industries Inc.[a]	30,330	8,368,047
Newell Brands Inc.	669,502	20,687,612
Whirlpool Corp.	97,802	16,493,329

		66,015,189

Security	Shares	Value
HOUSEHOLD PRODUCTS — 1.98%
Church & Dwight Co. Inc.	161,475	$8,101,201
Clorox Co. (The)	76,146	11,325,956
Colgate-Palmolive Co.	636,138	47,996,612
Kimberly-Clark Corp.	269,255	32,488,308
Procter & Gamble Co. (The)	2,194,249	201,607,598

		301,519,675
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.10%
AES Corp./VA	907,205	9,825,030
NRG Energy Inc.	189,443	5,395,337

		15,220,367
INDUSTRIAL CONGLOMERATES — 1.78%
General Electric Co.	11,853,619	206,845,652
Honeywell International Inc.	426,942	65,475,825

		272,321,477
INSURANCE — 4.33%
Aflac Inc.	537,387	47,171,831
Allstate Corp. (The)	260,567	27,283,971
American International Group Inc.	1,228,755	73,209,223
Aon PLC	140,044	18,765,896
Arthur J Gallagher & Co.	122,058	7,723,830
Assurant Inc.	73,931	7,455,202
Brighthouse Financial Inc.[a]	131,626	7,718,549
Chubb Ltd.	634,528	92,723,577
Cincinnati Financial Corp.	203,401	15,248,973
Everest Re Group Ltd.	56,418	12,483,047
Hartford Financial Services Group Inc. (The)	487,286	27,424,456
Lincoln National Corp.	298,619	22,954,842
Loews Corp.	376,129	18,817,734
Marsh & McLennan Companies Inc.	299,964	24,414,070
MetLife Inc.	1,438,359	72,723,431
Principal Financial Group Inc.	198,711	14,021,048
Prudential Financial Inc.	579,558	66,637,579
Torchmark Corp.	85,365	7,743,459
Travelers Companies Inc. (The)	374,107	50,743,873
Unum Group	305,444	16,765,821
Willis Towers Watson PLC	104,970	15,817,929
XL Group Ltd.	351,679	12,365,034

		660,213,375

458

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2017

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.08%
Expedia Inc.	69,440	$8,316,829
TripAdvisor Inc.[a,c]	93,926	3,236,690

		11,553,519
INTERNET SOFTWARE & SERVICES — 0.06%
Akamai Technologies Inc.[a]	139,821	9,093,958

		9,093,958
IT SERVICES — 1.92%
Accenture PLC Class A	312,545	47,847,514
Alliance Data Systems Corp.	25,754	6,528,124
CSRA Inc.	225,299	6,740,946
DXC Technology Co.	186,525	17,701,223
Fidelity National Information Services Inc.	173,195	16,295,918
International Business Machines Corp.	1,176,859	180,553,708
Paychex Inc.	152,042	10,351,019
Western Union Co. (The)	385,341	7,325,332

		293,343,784
LEISURE PRODUCTS — 0.08%
Hasbro Inc.	71,834	6,528,992
Mattel Inc.	345,120	5,307,946

		11,836,938
LIFE SCIENCES TOOLS & SERVICES — 0.27%
IQVIA Holdings Inc.[a]	84,238	8,246,900
PerkinElmer Inc.	57,259	4,186,778
Thermo Fisher Scientific Inc.	153,278	29,104,427

		41,538,105
MACHINERY — 1.78%
Caterpillar Inc.	390,337	61,509,304
Cummins Inc.	213,248	37,668,127
Deere & Co.	196,648	30,777,378
Dover Corp.	93,819	9,474,781
Flowserve Corp.	179,464	7,560,818
Fortive Corp.	141,170	10,213,650
Ingersoll-Rand PLC	197,918	17,652,306
PACCAR Inc.	480,610	34,161,759
Parker-Hannifin Corp.	79,814	15,929,278
Pentair PLC	224,648	15,864,642
Snap-on Inc.	77,533	13,514,002
Stanley Black & Decker Inc.	71,520	12,136,229
Xylem Inc./NY	76,710	5,231,622

		271,693,896

Security	Shares	Value
MEDIA — 3.39%
CBS Corp. Class B NVS	272,174	$16,058,266
Comcast Corp. Class A	3,187,769	127,670,149
Discovery Communications Inc. Class Aa,c	212,166	4,748,275
Discovery Communications Inc. Class C NVS[a]	279,989	5,927,367
DISH Network Corp. Class Aa	310,505	14,826,614
Interpublic Group of Companies Inc. (The)	527,287	10,630,106
News Corp. Class A	526,127	8,528,519
News Corp. Class B	167,304	2,777,246
Omnicom Group Inc.	315,113	22,949,680
Scripps Networks Interactive Inc. Class A	37,060	3,164,183
Time Warner Inc.	1,064,241	97,346,124
Twenty-First Century Fox Inc. Class A	1,440,690	49,747,026
Twenty-First Century Fox Inc. Class B	599,737	20,463,026
Viacom Inc. Class B NVS	479,689	14,779,218
Walt Disney Co. (The)	1,094,132	117,630,131

		517,245,930
METALS & MINING — 0.59%
Freeport-McMoRan Inc.[a]	1,840,166	34,889,547
Newmont Mining Corp.	728,999	27,352,042
Nucor Corp.	434,546	27,628,435

		89,870,024
MULTI-UTILITIES — 1.77%
Ameren Corp.	330,837	19,516,075
CenterPoint Energy Inc.	587,862	16,671,766
CMS Energy Corp.	384,336	18,179,093
Consolidated Edison Inc.	423,819	36,003,424
Dominion Energy Inc.	545,368	44,207,530
DTE Energy Co.	245,099	26,828,536
NiSource Inc.	462,701	11,877,535
Public Service Enterprise Group Inc.	691,684	35,621,726
SCANA Corp.	195,916	7,793,538
Sempra Energy	343,188	36,693,661
WEC Energy Group Inc.	249,341	16,563,723

		269,956,607

459

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2017

Security	Shares	Value
MULTILINE RETAIL — 0.63%
Dollar General Corp.	184,968	$17,203,873
Kohl’s Corp.	231,591	12,559,180
Macy’s Inc.	418,425	10,540,126
Nordstrom Inc.	160,205	7,590,513
Target Corp.	742,996	48,480,489

		96,374,181
OIL, GAS & CONSUMABLE FUELS — 10.45%
Anadarko Petroleum Corp.	747,888	40,116,712
Andeavor	195,789	22,386,514
Apache Corp.	520,432	21,972,639
Cabot Oil & Gas Corp.	343,109	9,812,917
Chesapeake Energy Corp.[a]	1,249,982	4,949,929
Chevron Corp.	2,596,192	325,017,276
Cimarex Energy Co.	89,071	10,867,553
Concho Resources Inc.[a,c]	203,269	30,535,069
ConocoPhillips	1,634,117	89,696,682
Devon Energy Corp.	718,306	29,737,868
EOG Resources Inc.	513,727	55,436,281
EQT Corp.	334,157	19,020,216
Exxon Mobil Corp.	5,791,779	484,424,396
Hess Corp.	255,682	12,137,225
Kinder Morgan Inc./DE	2,625,188	47,437,147
Marathon Oil Corp.	1,157,118	19,590,008
Marathon Petroleum Corp.	667,590	44,047,588
Newfield Exploration Co.[a]	274,171	8,644,612
Noble Energy Inc.	663,376	19,330,777
Occidental Petroleum Corp.	1,045,991	77,047,697
ONEOK Inc.	524,110	28,013,679
Phillips 66	587,297	59,405,092
Pioneer Natural Resources Co.	232,596	40,204,219
Range Resources Corp.[c]	310,529	5,297,625
Valero Energy Corp.	598,122	54,973,393
Williams Companies Inc. (The)	1,130,053	34,455,316

		1,594,558,430
PERSONAL PRODUCTS — 0.08%
Coty Inc. Class A	641,778	12,764,964

		12,764,964
PHARMACEUTICALS — 4.83%
Allergan PLC	454,599	74,363,305
Bristol-Myers Squibb Co.	827,743	50,724,091
Eli Lilly & Co.	516,484	43,622,239

Security	Shares	Value
Johnson & Johnson	1,689,174	$236,011,391
Merck & Co. Inc.	2,355,327	132,534,250
Mylan NVa,c	732,968	31,011,876
Perrigo Co. PLC	114,963	10,020,175
Pfizer Inc.	4,399,651	159,355,359

		737,642,686
PROFESSIONAL SERVICES — 0.38%
Equifax Inc.	67,823	7,997,688
IHS Markit Ltd.[a]	496,108	22,399,276
Nielsen Holdings PLC	456,584	16,619,658
Robert Half International Inc.	70,301	3,904,517
Verisk Analytics Inc. Class Aa	77,087	7,400,352

		58,321,491
ROAD & RAIL — 0.75%
JB Hunt Transport Services Inc.	50,715	5,831,211
Kansas City Southern	75,182	7,910,650
Norfolk Southern Corp.	214,605	31,096,264
Union Pacific Corp.	516,459	69,257,152

		114,095,277
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.49%
Advanced Micro Devices Inc.[a,c]	745,689	7,665,683
Intel Corp.	2,750,683	126,971,527
QUALCOMM Inc.	1,309,741	83,849,619
Xilinx Inc.	134,489	9,067,248

		227,554,077
SOFTWARE — 0.94%
Autodesk Inc.[a]	117,478	12,315,219
CA Inc.	426,716	14,201,108
Citrix Systems Inc.[a]	86,765	7,635,320
Oracle Corp.	2,040,544	96,476,920
Symantec Corp.	463,313	13,000,563

		143,629,130
SPECIALTY RETAIL — 1.44%
Advance Auto Parts Inc.	100,301	9,999,007
AutoZone Inc.[a]	21,372	15,203,400
Best Buy Co. Inc.	347,434	23,788,806
CarMax Inc.[a]	125,200	8,029,076
Foot Locker Inc.	170,631	7,999,181
Gap Inc. (The)	299,146	10,188,913
L Brands Inc.	337,086	20,299,319
Lowe’s Companies Inc.	364,200	33,848,748

460

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2017

Security	Shares	Value
O’Reilly Automotive Inc.[a,c]	53,256	$12,810,198
Ross Stores Inc.	178,627	14,334,817
Signet Jewelers Ltd.	83,057	4,696,873
Tiffany & Co.	81,382	8,459,659
TJX Companies Inc. (The)	478,340	36,573,876
Tractor Supply Co.	101,845	7,612,914
Ulta Salon Cosmetics & Fragrance Inc.[a]	24,920	5,573,607

		219,418,394
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.89%
Hewlett Packard Enterprise Co.	2,180,158	31,307,069
HP Inc.	2,283,014	47,966,124
Seagate Technology PLC	393,846	16,478,517
Western Digital Corp.	404,301	32,154,059
Xerox Corp.	293,270	8,548,820

		136,454,589
TEXTILES, APPAREL & LUXURY GOODS — 0.63%
Hanesbrands Inc.	290,643	6,077,345
NIKE Inc. Class B	592,671	37,071,571
PVH Corp.	106,361	14,593,793
Ralph Lauren Corp.	76,086	7,889,357
Tapestry Inc.	238,431	10,545,803
Under Armour Inc. Class Aa,c	255,051	3,680,386
Under Armour Inc. Class Ca,c	253,969	3,382,867
VF Corp.	170,406	12,610,044

		95,851,166
TOBACCO — 1.27%
Altria Group Inc.	1,147,632	81,952,401
Philip Morris International Inc.	1,061,476	112,144,939

		194,097,340
TRADING COMPANIES & DISTRIBUTORS — 0.17%
Fastenal Co.	171,371	9,372,280
WW Grainger Inc.	70,777	16,721,066

		26,093,346
WATER UTILITIES — 0.07%
American Water Works Co. Inc.	108,922	9,965,274

		9,965,274

TOTAL COMMON STOCKS
(Cost: $13,355,544,663)		15,222,332,855

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.41%

MONEY MARKET FUNDS — 0.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[b,d,e]	40,545,368	$40,549,423
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[b,d]	22,138,369	22,138,369

		62,687,792

TOTAL SHORT-TERM INVESTMENTS
(Cost: $62,686,127)		62,687,792

TOTAL INVESTMENTS IN SECURITIES — 100.14%
(Cost: $13,418,230,790)		15,285,020,647
Other Assets, Less Liabilities — (0.14)%		(21,136,385)

NET ASSETS — 100.00%		$15,263,884,262

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	All or a portion of this security is on loan.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

461

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,466,070	5,079,298	[a]	—	40,545,368	$40,549,423	$—	[b]	$(13,357)	$(4,996)
BlackRock Cash Funds: Treasury, SL Agency Shares	17,479,609	4,658,760	[a]	—	22,138,369	22,138,369	182,114		—	—
BlackRock Inc.	91,055	27,477		(49,049)	69,483	35,694,112	678,780		4,260,763	7,606,125
PNC Financial Services Group Inc. (The)	713,275	192,260		(255,178)	650,357	93,840,012	1,438,494		8,698,663	8,325,327

						$192,221,916	$2,299,388		$12,946,069	$15,926,456

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	287	Mar 2018	$38,401	$103,874

462

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2017

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$15,222,332,855	$—	$—	$15,222,332,855
Money Market Funds	62,687,792	—	—	62,687,792

Total	$15,285,020,647	$—	$—	$15,285,020,647

Derivative financial instruments[a]
Assets
Futures Contracts	$103,874	$—	$—	$103,874

Total	$103,874	$—	$—	$103,874

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

463

Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 3.03%
Curtiss-Wright Corp.	207,239	$25,252,072
Huntington Ingalls Industries Inc.	254,396	59,961,138
KLX Inc.[a]	423,680	28,916,160
Orbital ATK Inc.	475,270	62,498,005
Teledyne Technologies Inc.[a]	291,954	52,887,467

		229,514,842
AUTO COMPONENTS — 1.23%
Dana Inc.	763,894	24,452,247
Delphi Technologies PLC[a]	732,838	38,452,010
Gentex Corp.	1,450,218	30,382,067

		93,286,324
AUTOMOBILES — 0.80%
Thor Industries Inc.	403,751	60,853,351

		60,853,351
BANKS — 7.41%
BancorpSouth Bank	319,668	10,053,559
Bank of Hawaii Corp.	169,392	14,516,894
Bank of the Ozarks Inc.	1,000,467	48,472,626
Cathay General Bancorp.	397,227	16,751,063
Commerce Bancshares Inc./MO	402,330	22,466,107
Cullen/Frost Bankers Inc.	247,250	23,402,212
East West Bancorp. Inc.	1,190,877	72,441,048
Hancock Holding Co.	311,062	15,397,569
Home BancShares Inc./AR	629,277	14,630,690
MB Financial Inc.	352,257	15,682,482
Pinnacle Financial Partners Inc.	358,568	23,773,058
Signature Bank/New York NYa	160,245	21,995,229
Sterling Bancorp./DE	1,221,895	30,058,617
SVB Financial Group[a,b]	434,528	101,579,611
Synovus Financial Corp.	985,101	47,225,742
Texas Capital Bancshares Inc.[a]	408,875	36,348,987
Webster Financial Corp.	441,764	24,809,466
Wintrust Financial Corp.	253,410	20,873,382

		560,478,342
BEVERAGES — 0.09%
Boston Beer Co. Inc. (The) Class Aa,b	33,959	6,489,565

		6,489,565

Security	Shares	Value
BIOTECHNOLOGY — 1.12%
Bioverativ Inc.[a]	891,120	$48,049,190
United Therapeutics Corp.[a]	245,648	36,343,622

		84,392,812
BUILDING PRODUCTS — 0.85%
Lennox International Inc.	309,755	64,509,576

		64,509,576
CAPITAL MARKETS — 6.18%
Eaton Vance Corp. NVS	972,833	54,858,053
FactSet Research Systems Inc.	322,224	62,111,898
Federated Investors Inc. Class B NVS	688,657	24,846,745
Interactive Brokers Group Inc. Class A	587,650	34,794,756
Janus Henderson Group PLC	1,486,073	56,857,153
MarketAxess Holdings Inc.	309,668	62,475,519
MSCI Inc.	741,988	93,891,162
SEI Investments Co.	1,076,847	77,382,225

		467,217,511
CHEMICALS — 2.88%
Chemours Co. (The)	1,525,541	76,368,583
NewMarket Corp.	33,515	13,318,526
Olin Corp.	794,479	28,267,563
PolyOne Corp.	429,202	18,670,287
RPM International Inc.	473,084	24,799,063
Scotts Miracle-Gro Co. (The) Class A	179,772	19,233,806
Sensient Technologies Corp.	162,655	11,898,213
Valvoline Inc.	1,005,697	25,202,767

		217,758,808
COMMERCIAL SERVICES & SUPPLIES — 2.52%
Brink’s Co. (The)	415,911	32,732,196
Copart Inc.[a,b]	1,656,870	71,560,215
Deluxe Corp.	196,007	15,061,178
Herman Miller Inc.	496,126	19,869,846
MSA Safety Inc.	185,527	14,382,053
Rollins Inc.	790,185	36,767,308

		190,372,796
COMMUNICATIONS EQUIPMENT — 0.55%
InterDigital Inc./PA	287,138	21,865,559
Plantronics Inc.	149,212	7,517,300
ViaSat Inc.[a,b]	166,620	12,471,507

		41,854,366

464

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2017

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.69%
Dycom Industries Inc.[a,b]	254,904	$28,403,953
Granite Construction Inc.	178,471	11,320,415
Valmont Industries Inc.	76,369	12,665,799

		52,390,167
CONSTRUCTION MATERIALS — 0.60%
Eagle Materials Inc.[b]	400,617	45,389,906

		45,389,906
CONSUMER FINANCE — 0.36%
SLM Corp.[a]	2,419,660	27,342,158

		27,342,158
CONTAINERS & PACKAGING — 0.39%
AptarGroup Inc.	252,502	21,785,873
Silgan Holdings Inc.	256,931	7,551,202

		29,337,075
DISTRIBUTORS — 0.57%
Pool Corp.	330,932	42,905,334

		42,905,334
DIVERSIFIED CONSUMER SERVICES — 0.97%
Service Corp. International/U.S.	1,544,548	57,642,531
Sotheby’sa	308,366	15,911,686

		73,554,217
ELECTRIC UTILITIES — 0.48%
IDACORP Inc.	220,039	20,102,763
PNM Resources Inc.	396,651	16,044,533

		36,147,296
ELECTRICAL EQUIPMENT — 0.44%
Hubbell Inc.	244,354	33,070,870

		33,070,870
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.70%
Belden Inc.[b]	152,888	11,798,367
Cognex Corp.[b]	1,426,765	87,260,947
Coherent Inc.[a,b]	202,933	57,271,751
IPG Photonics Corp.[a,b]	309,216	66,212,422
Jabil Inc.	1,455,346	38,202,833
Keysight Technologies Inc.[a,b]	751,367	31,256,867
Littelfuse Inc.	187,130	37,018,057
National Instruments Corp.	883,304	36,771,946
Trimble Inc.[a]	2,074,235	84,296,910
Vishay Intertechnology Inc.	534,547	11,091,850

Security	Shares	Value
Zebra Technologies Corp. Class Aa,b	438,220	$45,487,236

		506,669,186
ENERGY EQUIPMENT & SERVICES — 0.22%
Core Laboratories NVb	152,637	16,721,383

		16,721,383
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.22%
Camden Property Trust	404,633	37,250,514
CoreSite Realty Corp.[b]	282,842	32,215,704
Corporate Office Properties Trust[b]	356,611	10,413,041
Cousins Properties Inc.[b]	1,847,430	17,088,728
CyrusOne Inc.[b]	323,426	19,253,550
DCT Industrial Trust Inc.	767,314	45,102,717
Douglas Emmett Inc.[b]	827,131	33,961,999
First Industrial Realty Trust Inc.	991,383	31,198,823
GEO Group Inc. (The)	551,827	13,023,117
Healthcare Realty Trust Inc.	524,771	16,855,645
Highwoods Properties Inc.	382,799	19,488,297
Kilroy Realty Corp.	486,337	36,305,057
Lamar Advertising Co. Class Ab	692,167	51,386,478
Liberty Property Trust[b]	598,248	25,730,646
Life Storage Inc.	200,841	17,888,908
Medical Properties Trust Inc.[b]	1,650,143	22,738,971
National Retail Properties Inc.[b]	513,631	22,152,905
Potlatch Corp.[b]	217,476	10,852,052
Quality Care Properties Inc.[a]	254,470	3,514,231
Rayonier Inc.	650,600	20,578,478
Tanger Factory Outlet Centers Inc.[b]	330,842	8,770,621
Taubman Centers Inc.[b]	220,095	14,400,816
Uniti Group Inc.[a,b]	643,233	11,443,115
Urban Edge Properties[b]	479,645	12,226,151
Weingarten Realty Investors[b]	384,628	12,642,722

		546,483,286
FOOD & STAPLES RETAILING — 0.33%
Sprouts Farmers Market Inc.[a,b]	1,019,619	24,827,723

		24,827,723
FOOD PRODUCTS — 2.16%
Flowers Foods Inc.	688,904	13,302,736
Hain Celestial Group Inc. (The)[a,b]	344,569	14,606,280

465

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2017

Security	Shares	Value
Ingredion Inc.	272,361	$38,076,068
Lamb Weston Holdings Inc.	1,204,289	67,982,114
Lancaster Colony Corp.	84,002	10,853,898
Sanderson Farms Inc.	112,951	15,675,340
Tootsie Roll Industries Inc.[b]	73,265	2,666,846

		163,163,282
GAS UTILITIES — 0.56%
ONE Gas Inc.	182,199	13,347,899
Southwest Gas Holdings Inc.	189,659	15,263,756
WGL Holdings Inc.	158,018	13,564,265

		42,175,920
HEALTH CARE EQUIPMENT & SUPPLIES — 5.01%
ABIOMED Inc.[a]	346,077	64,858,291
Globus Medical Inc. Class Aa,b	597,233	24,546,276
Hill-Rom Holdings Inc.	542,293	45,709,877
LivaNova PLC[a]	357,242	28,550,781
Masimo Corp.[a]	393,239	33,346,667
NuVasive Inc.[a,b]	254,178	14,866,871
STERIS PLC	427,450	37,389,051
Teleflex Inc.	371,155	92,350,787
West Pharmaceutical Services Inc.	379,295	37,425,038

		379,043,639
HEALTH CARE PROVIDERS & SERVICES — 1.37%
Encompass Health Corp.	813,468	40,193,454
Molina Healthcare Inc.[a]	178,197	13,664,146
Tenet Healthcare Corp.[a]	280,234	4,248,347
WellCare Health Plans Inc.[a]	227,425	45,737,442

		103,843,389
HEALTH CARE TECHNOLOGY — 0.55%
Allscripts Healthcare Solutions Inc.[a,b]	777,219	11,308,536
Medidata Solutions Inc.[a,b]	483,602	30,645,859

		41,954,395
HOTELS, RESTAURANTS & LEISURE — 3.69%
Buffalo Wild Wings Inc.[a]	85,605	13,384,342
Churchill Downs Inc.	106,760	24,843,052
Cracker Barrel Old Country Store Inc.[b]	79,750	12,671,478
Domino’s Pizza Inc.	360,320	68,086,067
Dunkin’ Brands Group Inc.	744,163	47,976,189
ILG Inc.	628,006	17,885,611

Security	Shares	Value
Jack in the Box Inc.	157,575	$15,459,683
Papa John’s International Inc.	85,177	4,779,281
Six Flags Entertainment Corp.	641,984	42,736,875
Texas Roadhouse Inc.	355,721	18,739,382
Wendy’s Co. (The)	769,301	12,631,922

		279,193,882
HOUSEHOLD DURABLES — 3.37%
CalAtlantic Group Inc.	357,524	20,160,778
Helen of Troy Ltd.[a]	106,014	10,214,449
KB Home	693,518	22,157,900
NVR Inc.[a]	28,657	100,535,061
Tempur Sealy International Inc.[a,b]	161,267	10,109,828
Toll Brothers Inc.	1,212,579	58,228,044
TRI Pointe Group Inc.[a,b]	1,239,401	22,210,066
Tupperware Brands Corp.	182,355	11,433,658

		255,049,784
HOUSEHOLD PRODUCTS — 0.14%
Energizer Holdings Inc.	222,712	10,685,722

		10,685,722
INDUSTRIAL CONGLOMERATES — 0.37%
Carlisle Companies Inc.	246,300	27,991,995

		27,991,995
INSURANCE — 2.30%
Brown & Brown Inc.	610,106	31,396,055
CNO Financial Group Inc.	1,130,786	27,919,107
First American Financial Corp.	510,846	28,627,810
Kemper Corp.	402,708	27,746,581
Primerica Inc.	364,555	37,020,560
RenaissanceRe Holdings Ltd.	172,187	21,624,965

		174,335,078
INTERNET SOFTWARE & SERVICES — 1.18%
Cars.com Inc.[a]	319,716	9,220,609
j2 Global Inc.	400,449	30,045,689
LogMeIn Inc.	434,042	49,697,809

		88,964,107
IT SERVICES — 4.47%
Acxiom Corp.[a,b]	288,332	7,946,430
Broadridge Financial Solutions Inc.	960,261	86,980,441
CoreLogic Inc./U.S.[a]	681,415	31,488,187
DST Systems Inc.	214,209	13,295,953

466

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2017

Security	Shares	Value
Jack Henry & Associates Inc.	636,323	$74,424,338
MAXIMUS Inc.	536,658	38,413,980
Sabre Corp.	738,910	15,147,655
Teradata Corp.[a,b]	628,055	24,154,995
WEX Inc.[a,b]	328,784	46,434,164

		338,286,143
LEISURE PRODUCTS — 1.02%
Brunswick Corp./DE	327,501	18,084,605
Polaris Industries Inc.	479,208	59,417,000

		77,501,605
LIFE SCIENCES TOOLS & SERVICES — 1.62%
Bio-Rad Laboratories Inc. Class Aa	166,547	39,749,773
Bio-Techne Corp.	308,646	39,985,089
Charles River Laboratories International Inc.[a]	390,211	42,708,594

		122,443,456
MACHINERY — 6.21%
Crane Co.	183,817	16,400,153
Donaldson Co. Inc.	655,507	32,087,067
Graco Inc.	1,387,349	62,735,922
IDEX Corp.	629,469	83,071,024
ITT Inc.	384,264	20,508,170
Kennametal Inc.	280,457	13,576,923
Lincoln Electric Holdings Inc.	276,463	25,318,481
Nordson Corp.	418,281	61,236,338
Oshkosh Corp.	298,475	27,128,393
Terex Corp.	277,585	13,385,149
Timken Co. (The)	294,778	14,488,339
Toro Co. (The)	887,891	57,917,130
Wabtec Corp./DEb	288,611	23,501,594
Woodward Inc.	242,321	18,547,249

		469,901,932
MEDIA — 1.57%
AMC Networks Inc. Class Aa,b	261,496	14,141,704
Cable One Inc.	24,130	16,971,835
John Wiley & Sons Inc. Class A	141,413	9,297,905
Live Nation Entertainment Inc.[a,b]	1,103,923	46,994,002
Meredith Corp.	180,196	11,901,946
New York Times Co. (The) Class A	1,037,178	19,187,793

		118,495,185

Security	Shares	Value
METALS & MINING — 0.59%
Royal Gold Inc.	539,269	$44,284,770

		44,284,770
MULTI-UTILITIES — 0.38%
Vectren Corp.	437,663	28,456,848

		28,456,848
OIL, GAS & CONSUMABLE FUELS — 0.14%
Matador Resources Co.[a,b]	341,942	10,644,655

		10,644,655
PAPER & FOREST PRODUCTS — 0.41%
Louisiana-Pacific Corp.[a]	1,193,601	31,343,962

		31,343,962
PERSONAL PRODUCTS — 0.17%
Nu Skin Enterprises Inc. Class A	185,365	12,647,454

		12,647,454
PHARMACEUTICALS — 1.10%
Akorn Inc.[a,b]	775,961	25,009,223
Catalent Inc.[a,b]	1,094,621	44,967,030
Prestige Brands Holdings Inc.[a,b]	294,553	13,081,099

		83,057,352
PROFESSIONAL SERVICES — 0.25%
Dun & Bradstreet Corp. (The)	159,167	18,846,965

		18,846,965
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.46%
Jones Lang LaSalle Inc.	235,473	35,068,994

		35,068,994
ROAD & RAIL — 1.72%
Knight-Swift Transportation Holdings Inc.[b]	530,791	23,206,182
Landstar System Inc.	238,339	24,811,090
Old Dominion Freight Line Inc.[b]	563,311	74,103,562
Werner Enterprises Inc.	199,404	7,706,965

		129,827,799
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.06%
Cirrus Logic Inc.[a]	526,651	27,312,121
Cree Inc.[a,b]	373,428	13,869,116
Cypress Semiconductor Corp.	1,711,297	26,080,166
First Solar Inc.[a]	328,852	22,204,087
Integrated Device Technology Inc.[a,b]	1,098,840	32,668,513

467

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2017

Security	Shares	Value
Microsemi Corp.[a]	968,846	$50,040,896
MKS Instruments Inc.	447,332	42,272,874
Monolithic Power Systems Inc.	314,691	35,358,681
Silicon Laboratories Inc.[a]	352,107	31,091,048
Teradyne Inc.	1,616,128	67,667,279
Versum Materials Inc.[b]	896,364	33,927,378

		382,492,159
SOFTWARE — 5.92%
ACI Worldwide Inc.[a,b]	498,258	11,295,509
Blackbaud Inc.	396,209	37,437,788
CDK Global Inc.	1,082,141	77,135,010
CommVault Systems Inc.[a]	182,123	9,561,458
Fair Isaac Corp.	247,086	37,853,575
Fortinet Inc.[a,b]	1,232,162	53,833,158
Manhattan Associates Inc.[a,b]	346,412	17,161,250
PTC Inc.[a,b]	564,236	34,288,622
Take-Two Interactive Software Inc.[a]	610,787	67,052,197
Tyler Technologies Inc.[a,b]	287,853	50,964,374
Ultimate Software Group Inc. (The)[a,b]	233,838	51,030,467

		447,613,408
SPECIALTY RETAIL — 0.20%
American Eagle Outfitters Inc.	823,607	15,483,812

		15,483,812
TEXTILES, APPAREL & LUXURY GOODS — 1.11%
Carter’s Inc.	269,026	31,607,864
Deckers Outdoor Corp.[a,b]	131,663	10,565,956
Skechers U.S.A. Inc. Class Aa	1,103,395	41,752,467

		83,926,287
THRIFTS & MORTGAGE FINANCE — 0.13%
Washington Federal Inc.	296,248	10,146,494

		10,146,494

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.48%
MSC Industrial Direct Co. Inc. Class A	166,045	$16,049,910
Watsco Inc.	120,674	20,519,407

		36,569,317
WATER UTILITIES — 0.46%
Aqua America Inc.	893,252	35,042,276

		35,042,276

TOTAL COMMON STOCKS
(Cost: $6,043,931,896)		7,550,048,960
SHORT-TERM INVESTMENTS — 4.24%

MONEY MARKET FUNDS — 4.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	310,111,496	310,142,507
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	10,676,782	10,676,782

		320,819,289

TOTAL SHORT-TERM INVESTMENTS
(Cost: $320,799,950)		320,819,289

TOTAL INVESTMENTS IN SECURITIES — 104.04%
(Cost: $6,364,731,846)		7,870,868,249
Other Assets, Less Liabilities — (4.04)%		(305,778,829)

NET ASSETS — 100.00%		$7,565,089,420

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

468

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	280,391,527	29,719,969	[a]	—	310,111,496	$310,142,507	$—	[b]	$(52,628)	$(78,100)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,258,344	4,418,438	[a]	—	10,676,782	10,676,782	74,250		—	—

						$320,819,289	$74,250		$(52,628)	$(78,100)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
S&P MidCap 400 E-Mini	56	Mar 2018	$10,653	$61,981

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,550,048,960	$—	$—	$7,550,048,960
Money Market Funds	320,819,289	—	—	320,819,289

Total	$7,870,868,249	$—	$—	$7,870,868,249

Derivative financial instruments[a]
Assets
Futures Contracts	$61,981	$—	$—	$61,981

Total	$61,981	$—	$—	$61,981

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

469

Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 0.89%
Curtiss-Wright Corp.	127,460	$15,531,001
Esterline Technologies Corp.[a]	177,753	13,278,149
Huntington Ingalls Industries Inc.	97,849	23,063,009

		51,872,159
AIRLINES — 0.82%
JetBlue Airways Corp.[a,b]	2,158,898	48,229,781

		48,229,781
AUTO COMPONENTS — 0.66%
Cooper Tire & Rubber Co.	345,380	12,209,183
Dana Inc.	351,147	11,240,215
Gentex Corp.	724,650	15,181,418

		38,630,816
BANKS — 9.64%
Associated Banc-Corp.	1,017,785	25,851,739
BancorpSouth Bank[b]	305,958	9,622,379
Bank of Hawaii Corp.	148,369	12,715,223
Cathay General Bancorp.	189,258	7,981,010
Chemical Financial Corp.	479,177	25,621,594
Commerce Bancshares Inc./MO	303,816	16,965,085
Cullen/Frost Bankers Inc.	185,827	17,588,526
F.N.B. Corp.	2,176,276	30,076,134
First Horizon National Corp.	2,185,432	43,686,786
Fulton Financial Corp.	1,179,536	21,113,694
Hancock Holding Co.	321,171	15,897,964
Home BancShares Inc./AR	552,154	12,837,581
International Bancshares Corp.	363,935	14,448,220
MB Financial Inc.	276,918	12,328,389
PacWest Bancorp.	868,119	43,753,198
Pinnacle Financial Partners Inc.	203,143	13,468,381
Prosperity Bancshares Inc.	467,865	32,783,301
Signature Bank/New York NYa	231,325	31,751,669
Sterling Bancorp./DE	513,184	12,624,326
TCF Financial Corp.	1,157,693	23,732,706
Trustmark Corp.	455,009	14,496,587
UMB Financial Corp.	295,560	21,256,675
Umpqua Holdings Corp.	1,482,661	30,839,349
United Bankshares Inc./WV	706,905	24,564,949
Valley National Bancorp.	1,779,758	19,968,885

Security	Shares	Value
Webster Financial Corp.	260,725	$14,642,316
Wintrust Financial Corp.	169,437	13,956,526

		564,573,192
BEVERAGES — 0.10%
Boston Beer Co. Inc. (The) Class Aa,b	30,952	5,914,927

		5,914,927
BIOTECHNOLOGY — 0.23%
United Therapeutics Corp.[a,b]	90,255	13,353,227

		13,353,227
CAPITAL MARKETS — 0.88%
Legg Mason Inc.	575,700	24,167,886
Stifel Financial Corp.	460,984	27,456,207

		51,624,093
CHEMICALS — 3.02%
Ashland Global Holdings Inc.	418,405	29,790,436
Cabot Corp.	417,106	25,689,559
Minerals Technologies Inc.	237,557	16,355,799
NewMarket Corp.	34,777	13,820,032
Olin Corp.	470,150	16,727,937
PolyOne Corp.	195,858	8,519,823
RPM International Inc.	512,481	26,864,254
Scotts Miracle-Gro Co. (The) Class A	129,085	13,810,804
Sensient Technologies Corp.	160,598	11,747,744
Valvoline Inc.	545,403	13,667,799

		176,994,187
COMMERCIAL SERVICES & SUPPLIES — 1.07%
Clean Harbors Inc.[a,b]	349,017	18,916,721
Deluxe Corp.	164,848	12,666,920
HNI Corp.	291,700	11,250,869
MSA Safety Inc.	77,960	6,043,459
Pitney Bowes Inc.	1,257,931	14,063,669

		62,941,638
COMMUNICATIONS EQUIPMENT — 1.55%
ARRIS International PLC[a]	1,188,466	30,531,691
Ciena Corp.[a,b]	961,135	20,116,556
NetScout Systems Inc.[a,b]	586,959	17,872,902
Plantronics Inc.	102,410	5,159,416
ViaSat Inc.[a,b]	229,978	17,213,853

		90,894,418

470

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2017

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 1.93%
AECOM[a,b]	1,061,273	$39,426,292
EMCOR Group Inc.	395,991	32,372,264
Granite Construction Inc.	123,135	7,810,453
KBR Inc.	943,696	18,713,492
Valmont Industries Inc.	89,596	14,859,497

		113,181,998
CONSUMER FINANCE — 0.18%
SLM Corp.[a]	928,324	10,490,061

		10,490,061
CONTAINERS & PACKAGING — 2.16%
AptarGroup Inc.	213,949	18,459,519
Bemis Co. Inc.	611,385	29,218,089
Greif Inc. Class A NVS	174,041	10,543,404
Owens-Illinois Inc.[a]	1,097,464	24,330,777
Silgan Holdings Inc.	287,779	8,457,825
Sonoco Products Co.	669,228	35,562,776

		126,572,390
DIVERSIFIED CONSUMER SERVICES — 0.59%
Adtalem Global Education Inc.	408,636	17,183,144
Graham Holdings Co. Class B	31,168	17,402,653

		34,585,797
ELECTRIC UTILITIES — 3.27%
Great Plains Energy Inc.	1,452,006	46,812,673
Hawaiian Electric Industries Inc.	732,443	26,477,815
IDACORP Inc.	159,461	14,568,357
OGE Energy Corp.	1,344,596	44,250,654
PNM Resources Inc.	214,522	8,677,415
Westar Energy Inc.	956,381	50,496,917

		191,283,831
ELECTRICAL EQUIPMENT — 1.12%
EnerSys	283,786	19,760,019
Hubbell Inc.	169,448	22,933,092
Regal Beloit Corp.	298,339	22,852,768

		65,545,879
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.41%
Arrow Electronics Inc.[a]	592,317	47,628,210
Avnet Inc.	814,195	32,258,406
Belden Inc.	159,196	12,285,155
Keysight Technologies Inc.[a]	636,517	26,479,107
Knowles Corp.[a,b]	602,333	8,830,202

Security	Shares	Value
SYNNEX Corp.	196,430	$26,704,658
Tech Data Corp.[a]	233,778	22,903,231
VeriFone Systems Inc.[a,b]	755,870	13,386,458
Vishay Intertechnology Inc.[b]	453,350	9,407,013

		199,882,440
ENERGY EQUIPMENT & SERVICES — 2.90%
Core Laboratories NVb	172,381	18,884,339
Diamond Offshore Drilling Inc.[a,b]	434,466	8,076,723
Dril-Quip Inc.[a,b]	255,056	12,166,171
Ensco PLC Class A	2,937,472	17,360,459
Nabors Industries Ltd.	2,139,513	14,612,874
Oceaneering International Inc.	662,013	13,994,955
Patterson-UTI Energy Inc.	1,497,703	34,462,146
Rowan Companies PLC Class Aa	765,394	11,986,070
Superior Energy Services Inc.[a]	1,033,586	9,953,433
Transocean Ltd.[a,b]	2,633,799	28,128,973

		169,626,143
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.32%
Alexander & Baldwin Inc.	311,769	8,648,472
American Campus Communities Inc.[b]	918,555	37,688,312
Camden Property Trust	293,237	26,995,398
CoreCivic Inc.	796,313	17,917,043
Corporate Office Properties Trust[b]	381,368	11,135,946
Cousins Properties Inc.	1,329,061	12,293,814
CyrusOne Inc.[b]	350,514	20,866,098
Douglas Emmett Inc.[b]	396,041	16,261,443
Education Realty Trust Inc.	510,525	17,827,533
EPR Properties	431,487	28,245,139
GEO Group Inc. (The)[b]	384,258	9,068,489
Healthcare Realty Trust Inc.	411,045	13,202,765
Highwoods Properties Inc.[b]	382,593	19,477,810
Hospitality Properties Trust	1,108,419	33,086,307
JBG SMITH Properties	628,932	21,842,808
Kilroy Realty Corp.[b]	265,124	19,791,507
LaSalle Hotel Properties[b]	762,556	21,404,947
Liberty Property Trust	506,362	21,778,630
Life Storage Inc.[b]	150,399	13,396,039
Mack-Cali Realty Corp.[b]	603,488	13,011,201
Medical Properties Trust Inc.[b]	1,103,329	15,203,874

471

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2017

Security	Shares	Value
National Retail Properties Inc.	604,021	$26,051,426
Omega Healthcare Investors Inc.[b]	1,333,614	36,727,730
Potlatch Corp.[b]	95,754	4,778,125
Quality Care Properties Inc.[a,b]	428,594	5,918,883
Rayonier Inc.	337,973	10,690,086
Sabra Health Care REIT Inc.[b]	1,200,275	22,529,162
Senior Housing Properties Trust	1,602,648	30,690,709
Tanger Factory Outlet Centers Inc.[b]	370,285	9,816,255
Taubman Centers Inc.[b]	228,389	14,943,492
Uniti Group Inc.[a,b]	587,122	10,444,900
Urban Edge Properties	320,372	8,166,282
Washington Prime Group Inc.[b]	1,251,493	8,910,630
Weingarten Realty Investors	489,341	16,084,639

		604,895,894
FOOD & STAPLES RETAILING — 0.78%
Casey’s General Stores Inc.	257,454	28,819,401
United Natural Foods Inc.[a,b]	342,341	16,867,141

		45,686,542
FOOD PRODUCTS — 2.98%
Dean Foods Co.	613,498	7,092,037
Flowers Foods Inc.	683,393	13,196,319
Hain Celestial Group Inc. (The)[a,b]	419,374	17,777,264
Ingredion Inc.	261,286	36,527,783
Lancaster Colony Corp.	62,822	8,117,231
Post Holdings Inc.[a]	445,182	35,271,770
Sanderson Farms Inc.[b]	43,121	5,984,332
Snyder’s-Lance Inc.	577,420	28,917,193
Tootsie Roll Industries Inc.[b]	69,164	2,517,570
TreeHouse Foods Inc.[a,b]	385,442	19,063,961

		174,465,460
GAS UTILITIES — 3.77%
Atmos Energy Corp.	746,145	64,086,394
National Fuel Gas Co.	576,219	31,640,185
New Jersey Resources Corp.	584,958	23,515,312
ONE Gas Inc.	204,215	14,960,791
Southwest Gas Holdings Inc.	166,720	13,417,626
UGI Corp.	1,165,822	54,735,343
WGL Holdings Inc.	217,991	18,712,347

		221,067,998

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.04%
Halyard Health Inc.[a]	315,224	$14,557,044
NuVasive Inc.[a]	136,942	8,009,738
STERIS PLC	223,334	19,535,025
West Pharmaceutical Services Inc.	190,117	18,758,844

		60,860,651
HEALTH CARE PROVIDERS & SERVICES — 1.91%
Acadia Healthcare Co. Inc.[a,b]	550,476	17,962,032
LifePoint Health Inc.[a,b]	265,505	13,222,149
MEDNAX Inc.[a,b]	630,574	33,697,875
Molina Healthcare Inc.[a,b]	150,993	11,578,143
Owens & Minor Inc.	412,610	7,790,077
Tenet Healthcare Corp.[a,b]	319,690	4,846,500
WellCare Health Plans Inc.[a]	113,935	22,913,468

		112,010,244
HEALTH CARE TECHNOLOGY — 0.15%
Allscripts Healthcare Solutions Inc.[a]	584,754	8,508,171

		8,508,171
HOTELS, RESTAURANTS & LEISURE — 1.52%
Brinker International Inc.	310,928	12,076,444
Buffalo Wild Wings Inc.[a,b]	34,826	5,445,045
Cheesecake Factory Inc. (The)	286,009	13,779,914
Cracker Barrel Old Country Store Inc.[b]	96,705	15,365,457
ILG Inc.	198,235	5,645,733
International Speedway Corp. Class A	164,939	6,572,819
Jack in the Box Inc.	69,171	6,786,367
Papa John’s International Inc.	103,975	5,834,037
Texas Roadhouse Inc.	149,400	7,870,392
Wendy’s Co. (The)	597,863	9,816,910

		89,193,118
HOUSEHOLD DURABLES — 0.77%
CalAtlantic Group Inc.	220,410	12,428,920
Helen of Troy Ltd.[a,b]	97,483	9,392,487
Tempur Sealy International Inc.[a,b]	180,237	11,299,057
Tupperware Brands Corp.	195,380	12,250,326

		45,370,790

472

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2017

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.19%
Energizer Holdings Inc.	229,530	$11,012,849

		11,012,849
INDUSTRIAL CONGLOMERATES — 0.42%
Carlisle Companies Inc.	217,045	24,667,164

		24,667,164
INSURANCE — 6.51%
Alleghany Corp.[a]	104,125	62,067,871
American Financial Group Inc./OH	462,743	50,226,125
Aspen Insurance Holdings Ltd.	400,659	16,266,756
Brown & Brown Inc.	279,790	14,397,993
First American Financial Corp.	328,010	18,381,681
Genworth Financial Inc. Class Aa	3,362,537	10,457,490
Hanover Insurance Group Inc. (The)	285,362	30,841,925
Mercury General Corp.	246,017	13,147,149
Old Republic International Corp.	1,651,863	35,316,831
Reinsurance Group of America Inc.	433,628	67,615,614
RenaissanceRe Holdings Ltd.	129,343	16,244,187
WR Berkley Corp.	647,831	46,417,091

		381,380,713
INTERNET & DIRECT MARKETING RETAIL — 0.01%
HSN Inc.	12,648	510,347

		510,347
INTERNET SOFTWARE & SERVICES — 0.11%
Cars.com Inc.[a,b]	220,338	6,354,548

		6,354,548
IT SERVICES — 2.55%
Acxiom Corp.[a,b]	298,857	8,236,499
Convergys Corp.	620,722	14,586,967
DST Systems Inc.	231,199	14,350,522
Leidos Holdings Inc.	957,459	61,823,127
Sabre Corp.	801,294	16,426,527
Science Applications International Corp.	291,209	22,297,873
Teradata Corp.[a,b]	301,434	11,593,152

		149,314,667
LEISURE PRODUCTS — 0.31%
Brunswick Corp./DE	324,726	17,931,370

		17,931,370

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.28%
INC Research Holdings Inc. Class Aa	378,477	$16,501,597

		16,501,597
MACHINERY — 4.13%
AGCO Corp.	443,988	31,714,063
Crane Co.	190,418	16,989,094
Donaldson Co. Inc.	341,111	16,697,384
ITT Inc.	278,475	14,862,211
Kennametal Inc.	316,807	15,336,627
Lincoln Electric Holdings Inc.	191,624	17,548,926
Oshkosh Corp.	263,193	23,921,612
Terex Corp.	312,128	15,050,812
Timken Co. (The)	220,742	10,849,469
Trinity Industries Inc.	1,021,953	38,282,359
Wabtec Corp./DEb	339,401	27,637,423
Woodward Inc.	173,994	13,317,501

		242,207,481
MARINE — 0.41%
Kirby Corp.[a,b]	361,743	24,164,432

		24,164,432
MEDIA — 1.38%
AMC Networks Inc. Class Aa,b	125,580	6,791,366
Cable One Inc.	11,973	8,421,210
Cinemark Holdings Inc.	713,612	24,847,970
John Wiley & Sons Inc. Class A	186,296	12,248,962
Meredith Corp.	119,937	7,921,839
TEGNA Inc.	1,449,055	20,402,694

		80,634,041
METALS & MINING — 4.01%
Allegheny Technologies Inc.[a,b]	847,786	20,465,554
Carpenter Technology Corp.	315,395	16,081,991
Commercial Metals Co.	780,387	16,637,851
Compass Minerals International Inc.[b]	227,222	16,416,790
Reliance Steel & Aluminum Co.	490,933	42,117,142
Steel Dynamics Inc.	1,595,384	68,808,912
U.S. Steel Corp.	1,175,976	41,382,595
Worthington Industries Inc.	300,316	13,231,923

		235,142,758
MULTI-UTILITIES — 1.53%
Black Hills Corp.	360,247	21,654,447
MDU Resources Group Inc.	1,314,971	35,346,420

473

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2017

Security	Shares	Value
NorthWestern Corp.	326,405	$19,486,379
Vectren Corp.	201,185	13,081,049

		89,568,295
MULTILINE RETAIL — 0.42%
Big Lots Inc.	285,920	16,054,408
Dillard’s Inc. Class Ab	141,527	8,498,696

		24,553,104
OIL, GAS & CONSUMABLE FUELS — 5.50%
Callon Petroleum Co.[a,b]	1,360,472	16,529,735
CNX Resources Corp.[a]	1,409,401	20,619,537
Energen Corp.[a,b]	654,422	37,675,074
Gulfport Energy Corp.[a]	1,106,775	14,122,449
HollyFrontier Corp.	1,193,609	61,136,653
Matador Resources Co.[a,b]	370,759	11,541,728
Murphy Oil Corp.	1,092,209	33,913,089
PBF Energy Inc. Class A	740,873	26,263,948
QEP Resources Inc.[a]	1,618,338	15,487,495
SM Energy Co.[b]	689,792	15,230,607
Southwestern Energy Co.[a,b]	3,452,665	19,265,871
World Fuel Services Corp.	455,494	12,817,601
WPX Energy Inc.[a,b]	2,678,728	37,689,703

		322,293,490
PAPER & FOREST PRODUCTS — 0.36%
Domtar Corp.	422,288	20,911,702

		20,911,702
PERSONAL PRODUCTS — 0.70%
Avon Products Inc.[a]	2,963,969	6,372,533
Edgewell Personal Care Co.[a]	377,225	22,403,393
Nu Skin Enterprises Inc. Class A	182,837	12,474,969

		41,250,895
PHARMACEUTICALS — 0.51%
Endo International PLC[a,b]	1,353,808	10,492,012
Mallinckrodt PLC[a,b]	639,943	14,437,114
Prestige Brands Holdings Inc.[a,b]	117,704	5,227,235

		30,156,361
PROFESSIONAL SERVICES — 1.20%
Dun & Bradstreet Corp. (The)	119,154	14,109,025
ManpowerGroup Inc.	446,185	56,268,390

		70,377,415

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.29%
Jones Lang LaSalle Inc.[b]	113,015	$16,831,324

		16,831,324
ROAD & RAIL — 2.00%
Avis Budget Group Inc.[a,b]	482,602	21,176,576
Genesee & Wyoming Inc. Class Aa,b	415,234	32,691,373
Knight-Swift Transportation Holdings Inc.[b]	431,595	18,869,333
Landstar System Inc.	87,300	9,087,930
Ryder System Inc.	356,496	30,006,268
Werner Enterprises Inc.	141,109	5,453,863

		117,285,343
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.93%
Cree Inc.[a,b]	356,895	13,255,080
Cypress Semiconductor Corp.	851,702	12,979,939
First Solar Inc.[a]	279,710	18,886,019
Synaptics Inc.[a,b]	229,266	9,156,884

		54,277,922
SOFTWARE — 1.27%
ACI Worldwide Inc.[a,b]	391,254	8,869,728
CommVault Systems Inc.[a]	141,371	7,421,978
Manhattan Associates Inc.[a,b]	181,237	8,978,481
PTC Inc.[a]	319,347	19,406,717
Take-Two Interactive Software Inc.[a]	268,769	29,505,461

		74,182,365
SPECIALTY RETAIL — 3.51%
Aaron’s Inc.	419,506	16,717,314
American Eagle Outfitters Inc.	464,308	8,728,990
AutoNation Inc.[a]	399,508	20,506,746
Bed Bath & Beyond Inc.	964,692	21,213,577
Dick’s Sporting Goods Inc.	555,454	15,963,748
GameStop Corp. Class A	682,475	12,250,426
Michaels Companies Inc. (The)[a]	744,030	17,998,086
Murphy USA Inc.[a,b]	217,958	17,515,105
Office Depot Inc.	3,476,798	12,307,865
Sally Beauty Holdings Inc.[a,b]	862,688	16,184,027
Urban Outfitters Inc.[a,b]	539,715	18,922,408
Williams-Sonoma Inc.	523,283	27,053,731

		205,362,023

474

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2017

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.73%
3D Systems Corp.[a,b]	770,031	$6,653,068
Diebold Nixdorf Inc.	508,841	8,319,550
NCR Corp.[a,b]	820,072	27,874,247

		42,846,865
TEXTILES, APPAREL & LUXURY GOODS — 0.35%
Carter’s Inc.	98,538	11,577,229
Deckers Outdoor Corp.[a,b]	107,663	8,639,956

		20,217,185
THRIFTS & MORTGAGE FINANCE — 0.93%
New York Community Bancorp. Inc.	3,292,773	42,871,905
Washington Federal Inc.	345,549	11,835,053

		54,706,958
TRADING COMPANIES & DISTRIBUTORS — 0.99%
GATX Corp.	257,260	15,991,282
MSC Industrial Direct Co. Inc. Class A	164,550	15,905,403
NOW Inc.[a,b]	725,298	8,000,037
Watsco Inc.	106,833	18,165,883

		58,062,605
WATER UTILITIES — 0.31%
Aqua America Inc.	466,260	18,291,380

		18,291,380
WIRELESS TELECOMMUNICATION SERVICES — 0.29%
Telephone & Data Systems Inc.	618,016	17,180,845

		17,180,845

TOTAL COMMON STOCKS
(Cost: $5,381,663,638)		5,846,433,889

Security	Shares	Value
SHORT-TERM INVESTMENTS — 6.56%

MONEY MARKET FUNDS — 6.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	376,057,824	$376,095,430
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	8,540,248	8,540,248

		384,635,678

TOTAL SHORT-TERM INVESTMENTS
(Cost: $384,622,166)		384,635,678

TOTAL INVESTMENTS IN SECURITIES — 106.35%
(Cost: $5,766,285,804)		6,231,069,567
Other Assets, Less Liabilities — (6.35)%		(372,189,496)

NET ASSETS — 100.00%		$5,858,880,071

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

475

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	361,654,016	14,403,808	[a]	—	376,057,824	$376,095,430	$—	[b]	$(72,264)	$(85,463)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,584,634	1,955,614	[a]	—	8,540,248	8,540,248	64,361		—	—

						$384,635,678	$64,361		$(72,264)	$(85,463)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
S&P MidCap 400 E-Mini	52	Mar 2018	$9,892	$50,226

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,846,433,889	$—	$—	$5,846,433,889
Money Market Funds	384,635,678	—	—	384,635,678

Total	$6,231,069,567	$—	$—	$6,231,069,567

Derivative financial instruments[a]
Assets
Futures Contracts	$50,226	$—	$—	$50,226

Total	$50,226	$—	$—	$50,226

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

476

Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.69%

AEROSPACE & DEFENSE — 2.37%
Aerojet Rocketdyne Holdings Inc.[a,b]	936,403	$29,215,774
Aerovironment Inc.[a,b]	265,068	14,886,219
Axon Enterprise Inc.[a,b]	659,759	17,483,613
Cubic Corp.	153,917	9,073,407
Mercury Systems Inc.[b]	601,505	30,887,282
Moog Inc. Class Ab	189,622	16,468,671

		118,014,966
AIR FREIGHT & LOGISTICS — 0.43%
Forward Air Corp.	371,219	21,322,819

		21,322,819
AIRLINES — 0.29%
Allegiant Travel Co.	92,457	14,307,721

		14,307,721
AUTO COMPONENTS — 1.60%
Dorman Products Inc.[a,b]	190,852	11,668,691
Fox Factory Holding Corp.[b]	468,102	18,185,763
Gentherm Inc.[b]	200,296	6,359,398
LCI Industries	310,970	40,426,100
Motorcar Parts of America Inc.[b]	113,598	2,838,814

		79,478,766
AUTOMOBILES — 0.40%
Winnebago Industries Inc.	360,900	20,066,040

		20,066,040
BANKS — 5.67%
Ameris Bancorp.	279,292	13,461,874
Banc of California Inc.	285,364	5,892,767
Banner Corp.	175,065	9,649,583
Brookline Bancorp. Inc.	409,046	6,422,022
Central Pacific Financial Corp.	224,850	6,707,275
City Holding Co.	93,538	6,311,009
Columbia Banking System Inc.	455,253	19,776,190
Customers Bancorp. Inc.[a,b]	177,232	4,606,260
CVB Financial Corp.[a]	689,744	16,250,369
First Commonwealth Financial Corp.	732,581	10,490,560
First Financial Bancorp.	357,993	9,433,115
First Financial Bankshares Inc.	487,195	21,948,135
Glacier Bancorp. Inc.	564,100	22,219,899
Hanmi Financial Corp.	220,403	6,689,231
Independent Bank Corp./Rockland MA	175,096	12,230,456

Security	Shares	Value
LegacyTexas Financial Group Inc.	504,848	$21,309,634
National Bank Holdings Corp. Class A	334,641	10,852,408
Pacific Premier Bancorp. Inc.[a,b]	483,698	19,347,920
S&T Bancorp. Inc.	210,861	8,394,376
ServisFirst Bancshares Inc.[a]	561,494	23,302,001
Tompkins Financial Corp.	67,476	5,489,173
United Community Banks Inc./GA	472,185	13,287,286
Westamerica Bancorp.	142,251	8,471,047

		282,542,590
BEVERAGES — 0.25%
Coca-Cola Bottling Co. Consolidated	58,057	12,497,350

		12,497,350
BIOTECHNOLOGY — 3.35%
Cytokinetics Inc.[b]	251,443	2,049,261
Eagle Pharmaceuticals Inc./DEa,b	103,703	5,539,814
Emergent BioSolutions Inc.[b]	438,722	20,387,411
Enanta Pharmaceuticals Inc.[b]	178,867	10,495,916
Ligand Pharmaceuticals Inc.[a,b]	263,153	36,033,540
MiMedx Group Inc.[a,b]	1,273,710	16,061,483
Momenta Pharmaceuticals Inc.[b]	955,341	13,327,007
Myriad Genetics Inc.[b]	863,348	29,651,687
Progenics Pharmaceuticals Inc.[a,b]	331,384	1,971,735
Repligen Corp.[a,b]	467,153	16,948,311
Spectrum Pharmaceuticals Inc.[a,b]	747,115	14,157,829

		166,623,994
BUILDING PRODUCTS — 3.41%
AAON Inc.[a]	313,586	11,508,606
American Woodmark Corp.[b]	178,303	23,223,966
Apogee Enterprises Inc.	197,731	9,042,239
Griffon Corp.	183,773	3,739,781
Patrick Industries Inc.[b]	297,779	20,680,751
PGT Innovations Inc.[b]	622,262	10,485,115
Quanex Building Products Corp.	263,008	6,154,387
Simpson Manufacturing Co. Inc.	525,052	30,143,235
Trex Co. Inc.[b]	366,893	39,767,532
Universal Forest Products Inc.	397,402	14,950,263

		169,695,875

477

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2017

Security	Shares	Value
CAPITAL MARKETS — 1.42%
Evercore Inc. Class A	481,505	$43,335,450
Financial Engines Inc.	356,952	10,815,646
Piper Jaffray Companies	83,992	7,244,310
WisdomTree Investments Inc.	762,324	9,567,166

		70,962,572
CHEMICALS — 2.99%
AdvanSix Inc.[b]	202,499	8,519,133
American Vanguard Corp.	227,773	4,475,740
Balchem Corp.	235,439	18,976,383
Calgon Carbon Corp.	319,972	6,815,404
HB Fuller Co.	288,691	15,551,784
Ingevity Corp.[b]	524,947	36,993,015
Innospec Inc.	147,469	10,411,311
Koppers Holdings Inc.[b]	259,424	13,204,682
Kraton Corp.[a,b]	390,222	18,796,994
Quaker Chemical Corp.	101,151	15,252,559

		148,997,005
COMMERCIAL SERVICES & SUPPLIES — 2.94%
Brady Corp. Class A	270,798	10,263,244
Healthcare Services Group Inc.	913,622	48,166,152
Interface Inc.	751,254	18,894,038
Mobile Mini Inc.	316,433	10,916,938
Multi-Color Corp.[a]	78,079	5,844,213
RR Donnelley & Sons Co.	269,335	2,504,816
Tetra Tech Inc.	382,138	18,399,945
U.S. Ecology Inc.	168,906	8,614,206
UniFirst Corp./MA	92,528	15,257,867
Viad Corp.	133,478	7,394,681

		146,256,100
COMMUNICATIONS EQUIPMENT — 1.34%
ADTRAN Inc.	309,215	5,983,310
Applied Optoelectronics Inc.[a,b]	243,115	9,194,609
CalAmp Corp.[a,b]	446,501	9,568,516
Lumentum Holdings Inc.[a,b]	386,213	18,885,816
Oclaro Inc.[a,b]	1,166,539	7,862,473
Viavi Solutions Inc.[b]	1,758,106	15,365,847

		66,860,571
CONSTRUCTION & ENGINEERING — 0.41%
Comfort Systems USA Inc.	463,014	20,210,561

		20,210,561
CONSTRUCTION MATERIALS — 0.33%
U.S. Concrete Inc.[a,b]	195,426	16,347,385

		16,347,385

Security	Shares	Value
CONSUMER FINANCE — 1.64%
Encore Capital Group Inc.[a,b]	175,762	$7,399,580
FirstCash Inc.	588,363	39,685,084
Green Dot Corp. Class Aa,b	570,295	34,365,977

		81,450,641
CONTAINERS & PACKAGING — 0.07%
Myers Industries Inc.	174,067	3,394,307

		3,394,307
DIVERSIFIED CONSUMER SERVICES — 0.38%
Capella Education Co.	68,079	5,269,315
Career Education Corp.[b]	521,344	6,297,835
Strayer Education Inc.	84,035	7,527,855

		19,095,005
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.16%
Cogent Communications Holdings Inc.	515,701	23,361,255
General Communication Inc. Class Ab	204,391	7,975,337
Vonage Holdings Corp.[a,b]	2,594,629	26,387,377

		57,723,969
ELECTRIC UTILITIES — 0.79%
ALLETE Inc.	329,763	24,521,177
El Paso Electric Co.	268,250	14,847,637

		39,368,814
ELECTRICAL EQUIPMENT — 0.09%
Vicor Corp.[b]	204,109	4,265,878

		4,265,878
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.50%
Badger Meter Inc.	233,312	11,152,314
Control4 Corp.[a,b]	247,801	7,374,558
CTS Corp.	216,640	5,578,480
Electro Scientific Industries Inc.[b]	420,367	9,008,465
ePlus Inc.[a,b]	120,888	9,090,778
FARO Technologies Inc.[a,b]	134,800	6,335,600
II-VI Inc.[a,b]	684,365	32,130,937
Itron Inc.[b]	166,404	11,348,753
KEMET Corp.[b]	615,324	9,266,779
Methode Electronics Inc.	226,326	9,075,673
OSI Systems Inc.[b]	112,191	7,222,856
Park Electrochemical Corp.	89,699	1,762,585
Rogers Corp.[b]	227,480	36,833,561
TTM Technologies Inc.[a,b]	1,142,543	17,903,649

		174,084,988

478

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2017

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.02%
CARBO Ceramics Inc.[a,b]	84,567	$860,892

		860,892
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.04%
Agree Realty Corp.	182,303	9,377,666
American Assets Trust Inc.	232,631	8,895,809
Armada Hoffler Properties Inc.	317,722	4,934,223
CareTrust REIT Inc.[a]	561,764	9,415,165
Chesapeake Lodging Trust	324,377	8,787,373
Community Healthcare Trust Inc.[a]	101,471	2,851,335
Easterly Government Properties Inc.[a]	549,183	11,719,565
EastGroup Properties Inc.	429,237	37,935,966
Four Corners Property Trust Inc.	763,012	19,609,408
Getty Realty Corp.[a]	220,324	5,984,000
Lexington Realty Trust	2,700,217	26,057,094
LTC Properties Inc.	262,571	11,434,967
National Storage Affiliates Trust	617,652	16,837,194
PS Business Parks Inc.	143,865	17,996,073
Ramco-Gershenson Properties Trust[a]	637,138	9,385,043
Retail Opportunity Investments Corp.[a]	685,931	13,684,323
Saul Centers Inc.[a]	79,750	4,924,563
Summit Hotel Properties Inc.[a]	847,289	12,904,211
Universal Health Realty Income Trust[a]	157,558	11,834,181
Urstadt Biddle Properties Inc. Class Aa	147,582	3,208,433
Whitestone REIT[a]	210,358	3,031,259

		250,807,851
FOOD PRODUCTS — 1.82%
B&G Foods Inc.[a]	522,347	18,360,497
Bob Evans Farms Inc./DE	148,042	11,668,670
Cal-Maine Foods Inc.[b]	155,881	6,928,911
Calavo Growers Inc.	197,088	16,634,227
Darling Ingredients Inc.[b]	1,047,432	18,989,942
J&J Snack Foods Corp.	117,283	17,807,078

		90,389,325
GAS UTILITIES — 0.46%
Northwest Natural Gas Co.	158,481	9,453,392
South Jersey Industries Inc.	437,184	13,653,256

		23,106,648

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 7.13%
Abaxis Inc.	164,811	$8,161,441
Analogic Corp.	58,880	4,931,200
Anika Therapeutics Inc.[a,b]	104,334	5,624,646
Cantel Medical Corp.	444,466	45,722,217
CONMED Corp.	150,062	7,648,660
CryoLife Inc.[b]	190,932	3,656,348
Cutera Inc.[b]	174,069	7,894,029
Haemonetics Corp.[b]	414,902	24,097,508
Heska Corp.[b]	81,839	6,564,306
ICU Medical Inc.[a,b]	188,256	40,663,296
Inogen Inc.[b]	213,383	25,409,648
Integer Holdings Corp.[b]	351,448	15,920,594
Integra LifeSciences Holdings Corp.[a,b]	491,408	23,518,787
Lantheus Holdings Inc.[b]	370,875	7,584,394
LeMaitre Vascular Inc.[a]	190,419	6,062,941
Meridian Bioscience Inc.	214,738	3,006,332
Merit Medical Systems Inc.[b]	625,918	27,039,658
Natus Medical Inc.[a,b]	203,639	7,779,010
Neogen Corp.[a,b]	476,717	39,190,905
OraSure Technologies Inc.[a,b]	756,204	14,262,007
Orthofix International NVb	227,320	12,434,404
Surmodics Inc.[b]	165,605	4,636,940
Tactile Systems Technology Inc.[b]	103,393	2,996,329
Varex Imaging Corp.[a,b]	253,985	10,202,577

		355,008,177
HEALTH CARE PROVIDERS & SERVICES — 4.29%
Almost Family Inc.[b]	88,902	4,920,726
Amedisys Inc.[b]	355,447	18,735,611
AMN Healthcare Services Inc.[a,b]	595,657	29,336,107
BioTelemetry Inc.[a,b]	384,796	11,505,400
Chemed Corp.[a]	199,076	48,379,450
CorVel Corp.[b]	119,263	6,309,013
Ensign Group Inc. (The)	332,875	7,389,825
HealthEquity Inc.[a,b]	641,089	29,913,213
LHC Group Inc.[b]	203,524	12,465,845
Providence Service Corp. (The)[b]	140,394	8,330,980
Select Medical Holdings Corp.[b]	763,111	13,468,909
Tivity Health Inc.[b]	424,818	15,527,098
U.S. Physical Therapy Inc.	102,885	7,428,297

		213,710,474

479

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2017

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.88%
Computer Programs & Systems Inc.	62,224	$1,869,831
HealthStream Inc.[b]	155,167	3,593,668
HMS Holdings Corp.[a,b]	433,730	7,351,723
Omnicell Inc.[b]	472,964	22,938,754
Quality Systems Inc.[b]	591,977	8,039,048

		43,793,024
HOTELS, RESTAURANTS & LEISURE — 4.49%
BJ’s Restaurants Inc.	124,752	4,540,973
Boyd Gaming Corp.	1,023,748	35,882,367
Dave & Buster’s Entertainment Inc.[a,b]	512,478	28,273,411
DineEquity Inc.	109,386	5,549,152
Marriott Vacations Worldwide Corp.	294,020	39,754,444
Monarch Casino & Resort Inc.[b]	140,590	6,301,244
Penn National Gaming Inc.[b]	955,197	29,926,322
Ruth’s Hospitality Group Inc.	365,539	7,913,919
Scientific Games Corp. Class Aa,b	659,449	33,829,734
Shake Shack Inc. Class Aa,b	229,819	9,928,181
Sonic Corp.	268,258	7,371,730
Wingstop Inc.[a]	363,578	14,172,270

		223,443,747
HOUSEHOLD DURABLES — 3.01%
Cavco Industries Inc.[b]	105,814	16,147,216
Installed Building Products Inc.[b]	262,212	19,915,002
iRobot Corp.[a,b]	347,566	26,658,312
La-Z-Boy Inc.	308,464	9,624,077
LGI Homes Inc.[a,b]	216,836	16,269,205
MDC Holdings Inc.	292,758	9,333,125
Meritage Homes Corp.[b]	251,283	12,865,690
TopBuild Corp.[b]	443,164	33,565,241
William Lyon Homes Class Ab	187,411	5,449,912

		149,827,780
HOUSEHOLD PRODUCTS — 0.67%
Central Garden & Pet Co.[a,b]	130,352	5,073,300
Central Garden & Pet Co. Class Ab	435,471	16,421,611
WD-40 Co.	99,245	11,710,910

		33,205,821

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.31%
Raven Industries Inc.	446,639	$15,342,050

		15,342,050
INSURANCE — 1.94%
AMERISAFE Inc.	89,574	5,517,758
eHealth Inc.[a,b]	107,786	1,872,243
Employers Holdings Inc.	185,137	8,220,083
ProAssurance Corp.	312,917	17,883,207
RLI Corp.	208,570	12,651,856
Selective Insurance Group Inc.	465,960	27,351,852
Third Point Reinsurance Ltd.[b]	1,084,534	15,888,423
Universal Insurance Holdings Inc.	262,073	7,167,697

		96,553,119
INTERNET & DIRECT MARKETING RETAIL — 0.88%
Nutrisystem Inc.	374,549	19,701,277
PetMed Express Inc.	257,847	11,732,039
Shutterfly Inc.[a,b]	249,726	12,423,868

		43,857,184
INTERNET SOFTWARE & SERVICES — 1.69%
Alarm.com Holdings Inc.[b]	168,222	6,350,380
LivePerson Inc.[b]	333,015	3,829,673
NIC Inc.	378,302	6,279,813
QuinStreet Inc.[b]	442,510	3,708,234
Shutterstock Inc.[a,b]	230,321	9,910,713
SPS Commerce Inc.[b]	215,799	10,485,673
Stamps.com Inc.[a,b]	202,685	38,104,780
XO Group Inc.[b]	299,805	5,534,400

		84,203,666
IT SERVICES — 1.13%
CSG Systems International Inc.	197,789	8,667,114
ExlService Holdings Inc.[b]	423,227	25,541,750
TeleTech Holdings Inc.	178,845	7,198,511
Virtusa Corp.[b]	340,515	15,009,901

		56,417,276
LEISURE PRODUCTS — 0.37%
Callaway Golf Co.	793,171	11,048,872
Nautilus Inc.[a,b]	175,300	2,340,255
Sturm Ruger & Co. Inc.[a]	90,839	5,073,358

		18,462,485
LIFE SCIENCES TOOLS & SERVICES — 0.36%
Cambrex Corp.[a,b]	258,341	12,400,368
Luminex Corp.	274,562	5,408,871

		17,809,239

480

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2017

Security	Shares	Value
MACHINERY — 5.93%
Actuant Corp. Class Aa	286,093	$7,238,153
Alamo Group Inc.	119,250	13,459,747
Albany International Corp. Class A	361,594	22,219,951
Barnes Group Inc.	614,985	38,910,101
EnPro Industries Inc.	265,908	24,865,057
ESCO Technologies Inc.	203,657	12,270,334
Federal Signal Corp.	392,026	7,875,802
Franklin Electric Co. Inc.	245,940	11,288,646
Harsco Corp.[b]	1,003,036	18,706,621
Hillenbrand Inc.	408,658	18,267,013
John Bean Technologies Corp.[a]	393,613	43,612,320
Lindsay Corp.	62,003	5,468,665
Lydall Inc.[b]	92,009	4,669,457
Proto Labs Inc.[a,b]	308,985	31,825,455
Standex International Corp.	81,932	8,344,774
Tennant Co.	91,290	6,632,219
Wabash National Corp.	385,317	8,361,379
Watts Water Technologies Inc. Class A	146,048	11,092,346

		295,108,040
MEDIA — 0.42%
EW Scripps Co. (The) Class Aa,b	370,420	5,789,665
World Wrestling Entertainment Inc. Class A	488,251	14,930,715

		20,720,380
MULTI-UTILITIES — 0.36%
Avista Corp.	345,343	17,781,711

		17,781,711
MULTILINE RETAIL — 0.65%
Ollie’s Bargain Outlet Holdings Inc.[a,b]	612,584	32,620,098

		32,620,098
OIL, GAS & CONSUMABLE FUELS — 0.14%
CONSOL Energy Inc.[b]	177,832	7,026,142

		7,026,142
PAPER & FOREST PRODUCTS — 0.48%
Deltic Timber Corp.	88,616	8,112,795
Neenah Paper Inc.	94,365	8,554,187
Schweitzer-Mauduit International Inc.	162,314	7,362,563

		24,029,545

Security	Shares	Value
PERSONAL PRODUCTS — 0.37%
Inter Parfums Inc.	213,874	$9,292,825
Medifast Inc.	131,726	9,195,792

		18,488,617
PHARMACEUTICALS — 4.42%
Amphastar Pharmaceuticals Inc.[a,b]	219,674	4,226,528
ANI Pharmaceuticals Inc.[a,b]	112,382	7,243,020
Corcept Therapeutics Inc.[b]	769,440	13,896,086
Depomed Inc.[a,b]	335,990	2,704,720
Impax Laboratories Inc.[b]	530,189	8,827,647
Innoviva Inc.[a,b]	918,486	13,033,316
Lannett Co. Inc.[a,b]	235,600	5,465,920
Medicines Co. (The)[a,b]	383,934	10,496,756
Nektar Therapeutics[a,b]	1,963,428	117,255,920
Phibro Animal Health Corp. Series A	245,984	8,240,464
Sucampo Pharmaceuticals Inc. Class Aa,b	190,650	3,422,167
Supernus Pharmaceuticals Inc.[a,b]	639,173	25,471,044

		220,283,588
PROFESSIONAL SERVICES — 3.05%
Exponent Inc.	321,831	22,882,184
Forrester Research Inc.	74,842	3,308,016
Insperity Inc.	462,597	26,529,938
Korn/Ferry International	704,384	29,147,410
On Assignment Inc.[b]	609,648	39,182,077
WageWorks Inc.[a,b]	495,009	30,690,558

		151,740,183
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.45%
HFF Inc. Class A	456,909	22,224,054

		22,224,054
ROAD & RAIL — 0.54%
Heartland Express Inc.[a]	241,915	5,646,296
Marten Transport Ltd.	278,423	5,651,987
Saia Inc.[b]	219,302	15,515,617

		26,813,900
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.93%
Advanced Energy Industries Inc.[b]	494,473	33,367,038
Axcelis Technologies Inc.[b]	393,188	11,284,496
Brooks Automation Inc.	876,665	20,908,460

481

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2017

Security	Shares	Value
Cabot Microelectronics Corp.	316,170	$29,745,273
CEVA Inc.[a,b]	274,753	12,679,851
Cohu Inc.	355,553	7,804,388
Kopin Corp.[a,b]	484,682	1,550,982
Kulicke & Soffa Industries Inc.[b]	880,343	21,423,147
MaxLinear Inc.[a,b]	759,754	20,072,701
Nanometrics Inc.[b]	222,348	5,540,912
PDF Solutions Inc.[a,b]	129,568	2,034,218
Power Integrations Inc.	233,436	17,169,218
Rambus Inc.[a,b]	1,368,794	19,464,251
Rudolph Technologies Inc.[b]	396,141	9,467,770
Semtech Corp.[b]	520,014	17,784,479
SolarEdge Technologies Inc.[a,b]	258,214	9,695,936
Xperi Corp.	232,563	5,674,537

		245,667,657
SOFTWARE — 2.52%
8x8 Inc.[a,b]	623,224	8,787,458
Agilysys Inc.[b]	93,120	1,143,514
Barracuda Networks Inc.[a,b]	509,198	14,002,945
Bottomline Technologies de Inc.[b]	438,912	15,221,468
Ebix Inc.[a]	274,552	21,758,246
MicroStrategy Inc. Class Ab	57,995	7,614,744
Monotype Imaging Holdings Inc.	325,238	7,838,236
Progress Software Corp.	596,106	25,376,232
Qualys Inc.[b]	397,164	23,571,683

		125,314,526
SPECIALTY RETAIL — 2.75%
Children’s Place Inc. (The)	149,665	21,753,808
Five Below Inc.[b]	688,275	45,646,398
Lithia Motors Inc. Class A	152,764	17,352,463
Lumber Liquidators Holdings Inc.[a,b]	205,032	6,435,954
RHb	234,372	20,205,210
Sleep Number Corp.[a,b]	496,493	18,663,172
Tailored Brands Inc.	315,903	6,896,163

		136,953,168
TEXTILES, APPAREL & LUXURY GOODS — 0.50%
Crocs Inc.[b]	578,309	7,309,826
Steven Madden Ltd.[a,b]	378,050	17,654,935

		24,964,761
THRIFTS & MORTGAGE FINANCE — 2.18%
Bank Mutual Corp.	262,653	2,797,254
BofI Holding Inc.[a,b]	698,465	20,884,103

Security	Shares	Value
Dime Community Bancshares Inc.	159,948	$3,350,911
LendingTree Inc.[a,b]	94,020	32,009,109
Meta Financial Group Inc.	113,858	10,548,944
NMI Holdings Inc. Class Ab	653,679	11,112,543
Northfield Bancorp. Inc.	351,534	6,004,201
TrustCo Bank Corp. NY	548,621	5,047,313
Walker & Dunlop Inc.[a,b]	352,481	16,742,848

		108,497,226
WATER UTILITIES — 0.68%
American States Water Co.	288,125	16,685,319
California Water Service Group	382,832	17,361,431

		34,046,750

TOTAL COMMON STOCKS
(Cost: $3,968,883,806)		4,962,647,021

SHORT-TERM INVESTMENTS — 10.32%

MONEY MARKET FUNDS — 10.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	503,975,143	504,025,540
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	9,793,147	9,793,147

		513,818,687

TOTAL SHORT-TERM INVESTMENTS
(Cost: $513,796,846)		513,818,687

TOTAL INVESTMENTS IN SECURITIES — 110.01%
(Cost: $4,482,680,652)		5,476,465,708
Other Assets, Less Liabilities — (10.01)%		(498,121,407)

NET ASSETS — 100.00%		$4,978,344,301

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

482

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	421,606,240	82,368,903	[a]	—	503,975,143	$504,025,540	$—	[b]	$(42,865)	$(111,202)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,403,243	5,389,904	[a]	—	9,793,147	9,793,147	31,418		—	—

						$513,818,687	$31,418		$(42,865)	$(111,202)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
Russell 2000 E-mini	188	Mar 2018	$14,443	$(1,111)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,962,647,021	$—	$—	$4,962,647,021
Money Market Funds	513,818,687	—	—	513,818,687

Total	$5,476,465,708	$—	$—	$5,476,465,708

Derivative financial instruments[a]
Liabilities
Futures Contracts	$(1,111)	$—	$—	$(1,111)

Total	$(1,111)	$—	$—	$(1,111)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

483

Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 1.54%
AAR Corp.	450,268	$17,691,029
Cubic Corp.	179,922	10,606,402
Engility Holdings Inc.[a]	250,286	7,100,614
Moog Inc. Class Aa	241,348	20,961,074
National Presto Industries Inc.	71,482	7,108,885
Triumph Group Inc.[b]	694,284	18,884,525

		82,352,529
AIR FREIGHT & LOGISTICS — 1.00%
Atlas Air Worldwide Holdings Inc.[a,b]	353,565	20,736,587
Echo Global Logistics Inc.[a,b]	370,750	10,381,000
Hub Group Inc. Class Aa	467,783	22,406,806

		53,524,393
AIRLINES — 1.47%
Allegiant Travel Co.	71,905	11,127,299
Hawaiian Holdings Inc.	733,782	29,241,212
SkyWest Inc.	726,950	38,601,045

		78,969,556
AUTO COMPONENTS — 1.75%
American Axle & Manufacturing Holdings Inc.[a,b]	1,385,114	23,588,491
Cooper-Standard Holdings Inc.[a,b]	220,646	27,029,135
Dorman Products Inc.[a]	205,651	12,573,502
Gentherm Inc.[a]	289,892	9,204,071
Motorcar Parts of America Inc.[a,b]	141,748	3,542,283
Standard Motor Products Inc.	287,346	12,904,709
Superior Industries International Inc.	329,665	4,895,525

		93,737,716
BANKS — 9.32%
Ameris Bancorp.	211,157	10,177,767
Banc of California Inc.	277,446	5,729,260
Banner Corp.	263,212	14,508,245
Boston Private Financial Holdings Inc.	1,178,039	18,200,703
Brookline Bancorp. Inc.	618,534	9,710,984
Central Pacific Financial Corp.	94,359	2,814,729
City Holding Co.	115,595	7,799,195

Security	Shares	Value
Columbia Banking System Inc.	510,578	$22,179,508
Community Bank System Inc.	709,688	38,145,730
Customers Bancorp. Inc.[a]	210,468	5,470,063
CVB Financial Corp.	664,650	15,659,154
Fidelity Southern Corp.	312,160	6,805,088
First BanCorp./Puerto Rico[a]	2,539,743	12,952,689
First Commonwealth Financial Corp.	552,285	7,908,721
First Financial Bancorp.	473,456	12,475,566
First Financial Bankshares Inc.	379,705	17,105,710
First Midwest Bancorp. Inc.	1,441,111	34,601,075
Glacier Bancorp. Inc.	458,129	18,045,701
Great Western Bancorp. Inc.	825,426	32,851,955
Hanmi Financial Corp.	212,208	6,440,513
Hope Bancorp Inc.	1,805,880	32,957,310
Independent Bank Corp./Rockland MA	189,928	13,266,471
NBT Bancorp. Inc.	608,844	22,405,459
OFG Bancorp.	624,448	5,869,811
Old National Bancorp./IN	1,877,074	32,754,941
Opus Bank[a,b]	244,484	6,674,413
S&T Bancorp. Inc.	256,485	10,210,668
Simmons First National Corp. Class A	547,358	31,254,142
Southside Bancshares Inc.	331,131	11,152,492
Tompkins Financial Corp.	98,267	7,994,021
United Community Banks Inc./GA	474,999	13,366,472
Westamerica Bancorp.	212,190	12,635,915

		500,124,471
BIOTECHNOLOGY — 0.68%
Acorda Therapeutics Inc.[a,b]	659,562	14,147,605
AMAG Pharmaceuticals Inc.[a]	502,955	6,664,154
Cytokinetics Inc.[a,b]	436,247	3,555,413
Progenics Pharmaceuticals Inc.[a]	624,942	3,718,405
Spectrum Pharmaceuticals Inc.[a,b]	433,686	8,218,349

		36,303,926
BUILDING PRODUCTS — 1.17%
AAON Inc.	218,145	8,005,921
Apogee Enterprises Inc.	182,446	8,343,256
Gibraltar Industries Inc.[a,b]	443,132	14,623,356
Griffon Corp.	220,429	4,485,730

484

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2017

Security	Shares	Value
Insteel Industries Inc.	257,233	$7,284,839
Quanex Building Products Corp.	193,741	4,533,539
Universal Forest Products Inc.	414,032	15,575,884

		62,852,525
CAPITAL MARKETS — 1.79%
Donnelley Financial Solutions Inc.[a]	476,657	9,290,045
Financial Engines Inc.	491,843	14,902,843
Greenhill & Co. Inc.	347,117	6,768,782
INTL. FCStone Inc.[a,b]	219,747	9,345,840
Investment Technology Group Inc.	467,809	9,005,323
Piper Jaffray Companies	105,269	9,079,451
Virtus Investment Partners Inc.	101,090	11,630,404
Waddell & Reed Financial Inc. Class A	790,635	17,662,786
WisdomTree Investments Inc.	654,591	8,215,117

		95,900,591
CHEMICALS — 3.08%
A Schulman Inc.	411,544	15,330,014
AdvanSix Inc.[a]	202,743	8,529,398
American Vanguard Corp.	113,417	2,228,644
Balchem Corp.	183,502	14,790,261
Calgon Carbon Corp.	360,579	7,680,333
Flotek Industries Inc.[a,b]	814,180	3,794,079
FutureFuel Corp.	361,055	5,087,265
Hawkins Inc.	135,321	4,763,299
HB Fuller Co.	381,928	20,574,461
Innophos Holdings Inc.	273,101	12,762,010
Innospec Inc.	173,842	12,273,245
LSB Industries Inc.[a]	291,663	2,554,968
Quaker Chemical Corp.	72,534	10,937,402
Rayonier Advanced Materials Inc.	730,630	14,941,384
Stepan Co.	276,523	21,837,021
Tredegar Corp.	360,637	6,924,230

		165,008,014
COMMERCIAL SERVICES & SUPPLIES — 2.96%
ABM Industries Inc.	774,248	29,204,634
Brady Corp. Class A	369,339	13,997,948
Essendant Inc.	536,284	4,971,353
LSC Communications Inc.	494,204	7,487,191
Matthews International Corp. Class A	449,576	23,737,613

Security	Shares	Value
Mobile Mini Inc.	270,539	$9,333,595
Multi-Color Corp.[b]	108,415	8,114,863
RR Donnelley & Sons Co.	685,204	6,372,397
Team Inc.[a,b]	425,229	6,335,912
Tetra Tech Inc.	350,663	16,884,423
U.S. Ecology Inc.	116,104	5,921,304
UniFirst Corp./MAb	112,424	18,538,718
Viad Corp.	139,167	7,709,852

		158,609,803
COMMUNICATIONS EQUIPMENT — 1.63%
ADTRAN Inc.	336,301	6,507,424
Comtech Telecommunications Corp.	334,739	7,404,427
Digi International Inc.[a,b]	381,423	3,642,590
Harmonic Inc.[a,b]	1,162,025	4,880,505
Lumentum Holdings Inc.[a,b]	433,158	21,181,426
NETGEAR Inc.[a,b]	440,088	25,855,170
Oclaro Inc.[a]	1,078,707	7,270,485
Viavi Solutions Inc.[a,b]	1,215,504	10,623,505

		87,365,532
CONSTRUCTION & ENGINEERING — 0.43%
Aegion Corp.[a,b]	454,868	11,567,293
MYR Group Inc.[a]	233,735	8,351,352
Orion Group Holdings Inc.[a]	406,174	3,180,342

		23,098,987
CONSUMER FINANCE — 0.93%
Encore Capital Group Inc.[a,b]	138,137	5,815,568
Enova International Inc.[a,b]	474,457	7,211,746
EZCORP Inc. Class Aa,b	727,715	8,878,123
PRA Group Inc.[a,b]	631,630	20,970,116
World Acceptance Corp.[a,b]	84,017	6,781,852

		49,657,405
CONTAINERS & PACKAGING — 0.04%
Myers Industries Inc.	113,837	2,219,822

		2,219,822
DISTRIBUTORS — 0.38%
Core-Mark Holding Co. Inc.	645,943	20,398,880

		20,398,880
DIVERSIFIED CONSUMER SERVICES — 0.54%
American Public Education Inc.[a]	232,540	5,825,127
Capella Education Co.	86,512	6,696,029
Career Education Corp.[a]	337,335	4,075,007
Regis Corp.[a,b]	494,986	7,602,985

485

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2017

Security	Shares	Value
Strayer Education Inc.	55,826	$5,000,893

		29,200,041
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.09%
ATN International Inc.	154,397	8,531,978
Cincinnati Bell Inc.[a]	596,627	12,439,673
Consolidated Communications Holdings Inc.	912,101	11,118,511
Frontier Communications Corp.[b]	1,040,603	7,034,476
General Communication Inc. Class Aa	142,111	5,545,171
Iridium Communications Inc.[a,b]	1,175,088	13,866,039

		58,535,848
ELECTRIC UTILITIES — 0.75%
ALLETE Inc.	342,561	25,472,836
El Paso Electric Co.	268,175	14,843,486

		40,316,322
ELECTRICAL EQUIPMENT — 1.06%
AZZ Inc.	363,039	18,551,293
Encore Wire Corp.	291,076	14,160,847
General Cable Corp.	698,726	20,682,290
Powell Industries Inc.	124,400	3,564,060

		56,958,490
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.57%
Anixter International Inc.[a,b]	404,794	30,764,344
Badger Meter Inc.	149,061	7,125,116
Bel Fuse Inc. Class B	141,322	3,557,781
Benchmark Electronics Inc.[a]	695,340	20,234,394
CTS Corp.	220,687	5,682,690
Daktronics Inc.	554,722	5,064,612
ePlus Inc.[a]	64,500	4,850,400
Fabrinet[a,b]	525,652	15,086,212
FARO Technologies Inc.[a,b]	83,465	3,922,855
Insight Enterprises Inc.[a]	500,522	19,164,987
Itron Inc.[a]	290,699	19,825,672
Methode Electronics Inc.	262,539	10,527,814
MTS Systems Corp.	250,858	13,471,075
OSI Systems Inc.[a,b]	126,403	8,137,825
Park Electrochemical Corp.	168,979	3,320,437
Plexus Corp.[a]	469,661	28,517,816
Sanmina Corp.[a]	1,010,418	33,343,794
ScanSource Inc.[a]	356,472	12,761,698

		245,359,522

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 3.92%
Archrock Inc.	1,004,832	$10,550,736
Bristow Group Inc.	457,424	6,161,501
CARBO Ceramics Inc.[a,b]	219,827	2,237,839
Era Group Inc.[a]	291,005	3,128,304
Exterran Corp.[a]	449,686	14,138,128
Geospace Technologies Corp.[a,b]	194,119	2,517,724
Gulf Island Fabrication Inc.[b]	195,932	2,630,387
Helix Energy Solutions Group Inc.[a]	1,962,144	14,794,566
Matrix Service Co.[a]	379,489	6,754,904
McDermott International Inc.[a,b]	3,971,641	26,133,398
Newpark Resources Inc.[a]	1,213,306	10,434,432
Noble Corp. PLC[a]	3,456,075	15,621,459
Oil States International Inc.[a,b]	714,438	20,218,595
Pioneer Energy Services Corp.[a]	1,124,421	3,429,484
SEACOR Holdings Inc.[a,b]	237,182	10,962,552
TETRA Technologies Inc.[a,b]	1,645,946	7,028,189
U.S. Silica Holdings Inc.	1,138,965	37,084,700
Unit Corp.[a,b]	746,719	16,427,818

		210,254,716
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.89%
Acadia Realty Trust[b]	1,170,567	32,026,713
Agree Realty Corp.[b]	204,451	10,516,959
American Assets Trust Inc.	318,882	12,194,048
Armada Hoffler Properties Inc.[b]	275,382	4,276,683
CareTrust REIT Inc.[b]	442,093	7,409,479
CBL & Associates Properties Inc.[b]	2,404,287	13,608,264
Cedar Realty Trust Inc.[b]	1,152,649	7,008,106
Chatham Lodging Trust[b]	634,509	14,441,425
Chesapeake Lodging Trust	482,347	13,066,780
Community Healthcare Trust Inc.	127,750	3,589,775
DiamondRock Hospitality Co.[b]	2,810,546	31,731,064
Franklin Street Properties Corp.[b]	1,499,537	16,105,027
Getty Realty Corp.	211,490	5,744,068
Government Properties Income Trust[b]	956,188	17,727,726
Hersha Hospitality Trust	553,999	9,639,583

486

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2017

Security	Shares	Value
Independence Realty Trust Inc.	1,180,404	$11,910,276
Kite Realty Group Trust[b]	1,168,990	22,912,204
LTC Properties Inc.	262,827	11,446,116
Pennsylvania REIT[b]	988,890	11,757,902
PS Business Parks Inc.	116,838	14,615,265
Ramco-Gershenson Properties Trust[b]	406,396	5,986,213
Retail Opportunity Investments Corp.[b]	767,248	15,306,598
Saul Centers Inc.[b]	81,246	5,016,941
Summit Hotel Properties Inc.[b]	518,327	7,894,120
Urstadt Biddle Properties Inc. Class A	249,452	5,423,087
Whitestone REIT[b]	308,137	4,440,254

		315,794,676
FOOD & STAPLES RETAILING — 0.69%
Andersons Inc. (The)	368,784	11,487,622
SpartanNash Co.	517,028	13,794,307
SUPERVALU Inc.[a,b]	541,915	11,705,364

		36,987,293
FOOD PRODUCTS — 1.40%
B&G Foods Inc.[b]	344,058	12,093,639
Bob Evans Farms Inc./DE	116,681	9,196,796
Cal-Maine Foods Inc.[a,b]	243,419	10,819,975
Darling Ingredients Inc.[a,b]	1,133,801	20,555,812
J&J Snack Foods Corp.	77,983	11,840,159
John B Sanfilippo & Son Inc.	123,416	7,806,062
Seneca Foods Corp. Class Aa	97,188	2,988,531

		75,300,974
GAS UTILITIES — 1.56%
Northwest Natural Gas Co.	226,319	13,499,929
South Jersey Industries Inc.	622,384	19,437,052
Spire Inc.	676,414	50,832,512

		83,769,493
HEALTH CARE EQUIPMENT & SUPPLIES — 2.03%
Abaxis Inc.	135,316	6,700,848
Analogic Corp.	109,536	9,173,640
AngioDynamics Inc.[a]	519,529	8,639,767
Anika Therapeutics Inc.[a,b]	90,569	4,882,575
CONMED Corp.	182,396	9,296,724
CryoLife Inc.[a]	257,939	4,939,532
Haemonetics Corp.[a]	273,289	15,872,625
Integra LifeSciences Holdings Corp.[a,b]	337,788	16,166,534

Security	Shares	Value
Invacare Corp.[b]	464,926	$7,834,003
Meridian Bioscience Inc.[b]	354,618	4,964,652
Natus Medical Inc.[a]	211,614	8,083,655
Tactile Systems Technology Inc.[a]	90,031	2,609,098
Varex Imaging Corp.[a]	244,903	9,837,754

		109,001,407
HEALTH CARE PROVIDERS & SERVICES — 1.97%
Aceto Corp.	429,379	4,435,485
Almost Family Inc.[a,b]	77,426	4,285,529
Community Health Systems Inc.[a,b]	1,626,383	6,928,392
Cross Country Healthcare Inc.[a]	518,937	6,621,636
Diplomat Pharmacy Inc.[a,b]	680,281	13,653,240
Ensign Group Inc. (The)	306,859	6,812,270
Kindred Healthcare Inc.	1,229,810	11,929,157
Magellan Health Inc.[a]	337,297	32,566,025
Quorum Health Corp.[a,b]	412,893	2,576,452
Select Medical Holdings Corp.[a]	648,037	11,437,853
U.S. Physical Therapy Inc.	62,975	4,546,795

		105,792,834
HEALTH CARE TECHNOLOGY — 0.35%
Computer Programs & Systems Inc.	89,466	2,688,453
HealthStream Inc.[a]	187,891	4,351,556
HMS Holdings Corp.[a,b]	693,744	11,758,961

		18,798,970
HOTELS, RESTAURANTS & LEISURE — 1.36%
Belmond Ltd. Class Aa	1,173,528	14,375,718
Biglari Holdings Inc.[a,b]	14,424	5,977,306
BJ’s Restaurants Inc.	112,358	4,089,831
Chuy’s Holdings Inc.[a,b]	236,524	6,634,498
DineEquity Inc.	130,832	6,637,107
El Pollo Loco Holdings Inc.[a,b]	311,224	3,081,118
Fiesta Restaurant Group Inc.[a,b]	383,505	7,286,595
Marcus Corp. (The)	269,098	7,359,830
Red Robin Gourmet Burgers Inc.[a,b]	180,902	10,202,873
Sonic Corp.	268,160	7,369,037

		73,013,913
HOUSEHOLD DURABLES — 1.33%
Ethan Allen Interiors Inc.	357,828	10,233,881
La-Z-Boy Inc.	333,128	10,393,594

487

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2017

Security	Shares	Value
M/I Homes Inc.[a]	388,424	$13,361,785
MDC Holdings Inc.	303,733	9,683,008
Meritage Homes Corp.[a]	250,723	12,837,017
Universal Electronics Inc.[a,b]	202,877	9,585,938
William Lyon Homes Class Aa,b	178,920	5,202,994

		71,298,217
HOUSEHOLD PRODUCTS — 0.19%
WD-40 Co.	84,911	10,019,498

		10,019,498
INSURANCE — 4.33%
American Equity Investment Life Holding Co.	1,052,947	32,357,061
AMERISAFE Inc.	156,783	9,657,833
eHealth Inc.[a,b]	111,744	1,940,993
Employers Holdings Inc.	246,763	10,956,277
HCI Group Inc.	113,570	3,395,743
Horace Mann Educators Corp.	568,701	25,079,714
Infinity Property & Casualty Corp.	151,939	16,105,534
Maiden Holdings Ltd.	904,349	5,968,703
Navigators Group Inc. (The)	316,206	15,399,232
ProAssurance Corp.	397,432	22,713,239
RLI Corp.	309,056	18,747,337
Safety Insurance Group Inc.	212,819	17,110,648
Selective Insurance Group Inc.	295,402	17,340,097
Stewart Information Services Corp.	332,013	14,044,150
United Fire Group Inc.	262,534	11,966,300
United Insurance Holdings Corp.	292,382	5,043,590
Universal Insurance Holdings Inc.	160,550	4,391,043

		232,217,494
INTERNET & DIRECT MARKETING RETAIL — 0.20%
FTD Companies Inc.[a]	245,843	1,767,611
Shutterfly Inc.[a,b]	179,064	8,908,434

		10,676,045
INTERNET SOFTWARE & SERVICES — 0.68%
Alarm.com Holdings Inc.[a]	159,806	6,032,676
Blucora Inc.[a]	650,811	14,382,923
DHI Group Inc.[a,b]	703,000	1,335,700
Liquidity Services Inc.[a,b]	373,889	1,813,362
LivePerson Inc.[a,b]	398,366	4,581,209

Security	Shares	Value
NIC Inc.	507,652	$8,427,023

		36,572,893
IT SERVICES — 2.12%
CACI International Inc. Class Aa	345,115	45,675,970
Cardtronics PLC Class Aa	638,814	11,830,835
CSG Systems International Inc.	248,454	10,887,254
ManTech International Corp./VA Class A	360,859	18,111,513
Perficient Inc.[a]	493,662	9,414,135
Sykes Enterprises Inc.[a]	562,312	17,684,713

		113,604,420
LEISURE PRODUCTS — 0.54%
Callaway Golf Co.[b]	442,522	6,164,332
Nautilus Inc.[a,b]	238,173	3,179,610
Sturm Ruger & Co. Inc.[b]	143,659	8,023,355
Vista Outdoor Inc.[a,b]	810,527	11,809,378

		29,176,675
LIFE SCIENCES TOOLS & SERVICES — 0.25%
Cambrex Corp.[a,b]	169,603	8,140,944
Luminex Corp.	268,783	5,295,025

		13,435,969
MACHINERY — 5.38%
Actuant Corp. Class Ab	518,652	13,121,896
Astec Industries Inc.	267,759	15,663,902
Briggs & Stratton Corp.	604,586	15,338,347
Chart Industries Inc.[a,b]	430,313	20,164,467
CIRCOR International Inc.[b]	233,474	11,365,514
ESCO Technologies Inc.	133,676	8,053,979
Federal Signal Corp.	408,316	8,203,068
Franklin Electric Co. Inc.	267,626	12,284,033
Greenbrier Companies Inc. (The)[b]	401,358	21,392,381
Hillenbrand Inc.	423,067	18,911,095
Lindsay Corp.	79,896	7,046,827
Lydall Inc.[a]	139,761	7,092,871
Mueller Industries Inc.	808,351	28,639,876
SPX Corp.[a]	595,847	18,703,637
SPX FLOW Inc.[a]	591,487	28,125,207
Standex International Corp.	88,759	9,040,104
Tennant Co.	149,152	10,835,893
Titan International Inc.[b]	701,623	9,036,904
Wabash National Corp.[b]	399,657	8,672,557
Watts Water Technologies Inc. Class A	225,227	17,105,991

		288,798,549

488

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2017

Security	Shares	Value
MARINE — 0.33%
Matson Inc.	598,347	$17,854,674

		17,854,674
MEDIA — 1.45%
EW Scripps Co. (The) Class Aa,b	360,391	5,632,911
Gannett Co. Inc.	1,563,000	18,115,170
New Media Investment Group Inc.	751,544	12,610,908
Scholastic Corp.	387,195	15,530,392
Time Inc.	1,392,572	25,692,954

		77,582,335
METALS & MINING — 1.97%
AK Steel Holding Corp.[a,b]	4,402,077	24,915,756
Century Aluminum Co.[a,b]	703,228	13,811,398
Gerber Scientific Inc. Escrow[a,c]	177,368	1,774
Haynes International Inc.	177,820	5,699,131
Kaiser Aluminum Corp.	236,387	25,257,951
Materion Corp.	282,829	13,745,489
Olympic Steel Inc.	131,103	2,817,403
SunCoke Energy Inc.[a]	908,958	10,898,406
TimkenSteel Corp.[a]	553,382	8,405,873

		105,553,181
MORTGAGE REAL ESTATE INVESTMENT — 1.46%
Apollo Commercial Real Estate Finance Inc.[b]	1,363,179	25,150,653
ARMOUR Residential REIT Inc.[b]	551,531	14,185,377
Capstead Mortgage Corp.[b]	1,286,734	11,130,249
Invesco Mortgage Capital Inc.	1,560,313	27,820,381

		78,286,660
MULTI-UTILITIES — 0.50%
Avista Corp.	515,668	26,551,745

		26,551,745
MULTILINE RETAIL — 0.29%
Fred’s Inc. Class Ab	457,760	1,853,928
JC Penney Co. Inc.[a,b]	4,390,585	13,874,249

		15,728,177
OIL, GAS & CONSUMABLE FUELS — 2.85%
Bill Barrett Corp.[a,b]	1,360,240	6,978,031
Carrizo Oil & Gas Inc.[a,b]	1,081,958	23,024,066
Cloud Peak Energy Inc.[a]	1,070,087	4,761,887
CONSOL Energy Inc.[a]	165,414	6,535,507

Security	Shares	Value
Denbury Resources Inc.[a,b]	5,696,100	$12,588,381
Dorian LPG Ltd.[a]	1	5
Green Plains Inc.	547,369	9,223,168
Par Pacific Holdings Inc.[a,b]	357,125	6,885,370
PDC Energy Inc.[a,b]	923,237	47,583,635
REX American Resources Corp.[a,b]	80,819	6,691,005
SRC Energy Inc.[a]	3,374,930	28,788,153

		153,059,208
PAPER & FOREST PRODUCTS — 1.88%
Boise Cascade Co.[b]	538,896	21,501,951
Clearwater Paper Corp.[a,b]	232,278	10,545,421
Deltic Timber Corp.	54,055	4,948,735
KapStone Paper and Packaging Corp.	1,220,283	27,688,221
Neenah Paper Inc.	129,352	11,725,759
PH Glatfelter Co.	615,334	13,192,761
Schweitzer-Mauduit International Inc.	251,217	11,395,203

		100,998,051
PHARMACEUTICALS — 0.66%
Amphastar Pharmaceuticals Inc.[a,b]	252,412	4,856,407
Depomed Inc.[a,b]	512,468	4,125,368
Impax Laboratories Inc.[a,b]	449,635	7,486,423
Lannett Co. Inc.[a,b]	159,436	3,698,915
Medicines Co. (The)[a,b]	470,568	12,865,329
Sucampo Pharmaceuticals Inc. Class Aa,b	142,575	2,559,221

		35,591,663
PROFESSIONAL SERVICES — 1.46%
Forrester Research Inc.	56,701	2,506,184
FTI Consulting Inc.[a]	530,794	22,802,910
Heidrick & Struggles International Inc.	266,660	6,546,503
Kelly Services Inc. Class A	425,709	11,609,085
Navigant Consulting Inc.[a]	642,159	12,464,306
Resources Connection Inc.	402,134	6,212,970
TrueBlue Inc.[a]	583,161	16,036,928

		78,178,886
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.23%
RE/MAX Holdings Inc. Class A	250,473	12,147,941

		12,147,941

489

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2017

Security	Shares	Value
ROAD & RAIL — 0.73%
ArcBest Corp.	358,514	$12,816,875
Heartland Express Inc.[b]	431,593	10,073,381
Marten Transport Ltd.	231,389	4,697,197
Roadrunner Transportation Systems Inc.[a]	449,632	3,466,663
Saia Inc.[a]	112,354	7,949,045

		39,003,161
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.63%
Diodes Inc.[a]	538,734	15,445,504
DSP Group Inc.[a,b]	318,900	3,986,250
Kopin Corp.[a,b]	331,281	1,060,099
Nanometrics Inc.[a]	112,430	2,801,756
PDF Solutions Inc.[a,b]	243,806	3,827,754
Photronics Inc.[a]	976,603	8,325,541
Power Integrations Inc.	153,761	11,309,121
Semtech Corp.[a,b]	345,887	11,829,335
SolarEdge Technologies Inc.[a,b]	219,241	8,232,499
Veeco Instruments Inc.[a,b]	675,461	10,030,596
Xperi Corp.	433,479	10,576,888

		87,425,343
SOFTWARE — 1.16%
8x8 Inc.[a]	600,489	8,466,895
Agilysys Inc.[a]	115,073	1,413,096
MicroStrategy Inc. Class Aa,b	67,125	8,813,512
Monotype Imaging Holdings Inc.	225,233	5,428,115
Synchronoss Technologies Inc.[a,b]	623,275	5,572,079
TiVo Corp.	1,706,830	26,626,548
VASCO Data Security International Inc.[a]	428,345	5,953,996

		62,274,241
SPECIALTY RETAIL — 5.75%
Abercrombie & Fitch Co. Class A	958,804	16,711,954
Asbury Automotive Group Inc.[a,b]	259,311	16,595,904
Ascena Retail Group Inc.[a,b]	2,429,515	5,709,360
Barnes & Noble Education Inc.[a,b]	530,178	4,368,667
Barnes & Noble Inc.	806,238	5,401,795
Big 5 Sporting Goods Corp.[b]	292,279	2,221,320
Buckle Inc. (The)	400,884	9,520,995

Security	Shares	Value
Caleres Inc.	600,851	$20,116,491
Cato Corp. (The) Class A	331,293	5,274,185
Chico’s FAS Inc.	1,787,253	15,763,571
Children’s Place Inc. (The)	75,415	10,961,570
DSW Inc. Class A	1,010,572	21,636,347
Express Inc.[a,b]	1,112,673	11,293,631
Finish Line Inc. (The) Class A	514,060	7,469,292
Francesca’s Holdings Corp.[a,b]	527,615	3,856,866
Genesco Inc.[a,b]	281,934	9,162,855
Group 1 Automotive Inc.	274,191	19,459,335
Guess? Inc.	845,921	14,279,146
Haverty Furniture Companies Inc.	275,632	6,243,065
Hibbett Sports Inc.[a,b]	266,981	5,446,412
Kirkland’s Inc.[a,b]	230,428	2,757,071
Lithia Motors Inc. Class A	165,349	18,781,993
Lumber Liquidators Holdings Inc.[a,b]	170,779	5,360,753
MarineMax Inc.[a,b]	308,732	5,835,035
Monro Inc.	458,295	26,099,900
Rent-A-Center Inc./TXb	754,674	8,376,881
Shoe Carnival Inc.	162,834	4,355,809
Sonic Automotive Inc. Class A	350,659	6,469,659
Tailored Brands Inc.	341,767	7,460,774
Tile Shop Holdings Inc.	492,419	4,727,222
Vitamin Shoppe Inc.[a,b]	354,279	1,558,828
Zumiez Inc.[a,b]	259,235	5,398,569

		308,675,255
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.82%
Cray Inc.[a,b]	570,587	13,808,206
Electronics For Imaging Inc.[a,b]	638,951	18,868,223
Super Micro Computer Inc.[a,b]	537,130	11,239,445

		43,915,874
TEXTILES, APPAREL & LUXURY GOODS — 2.41%
Crocs Inc.[a,b]	336,865	4,257,974
Fossil Group Inc.[a,b]	616,667	4,791,502
G-III Apparel Group Ltd.[a,b]	579,564	21,380,116
Movado Group Inc.	220,833	7,110,823
Oxford Industries Inc.	235,317	17,693,485
Perry Ellis International Inc.[a,b]	180,751	4,526,005
Steven Madden Ltd.[a,b]	319,864	14,937,649
Unifi Inc.[a]	240,495	8,626,556

490

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2017

Security	Shares	Value
Vera Bradley Inc.[a,b]	273,490	$3,331,108
Wolverine World Wide Inc.	1,341,387	42,763,417

		129,418,635
THRIFTS & MORTGAGE FINANCE — 1.62%
Bank Mutual Corp.	303,904	3,236,578
Dime Community Bancshares Inc.	255,077	5,343,863
HomeStreet Inc.[a,b]	379,844	10,996,484
Northfield Bancorp. Inc.	259,057	4,424,694
Northwest Bancshares Inc.	1,435,059	24,008,537
Oritani Financial Corp.	557,328	9,140,179
Provident Financial Services Inc.	845,958	22,815,487
TrustCo Bank Corp. NY	736,657	6,777,244

		86,743,066
TOBACCO — 0.34%
Universal Corp./VA	351,194	18,437,685

		18,437,685
TRADING COMPANIES & DISTRIBUTORS — 1.33%
Applied Industrial Technologies Inc.	542,803	36,964,884
DXP Enterprises Inc./TXa	224,663	6,643,285
Kaman Corp.	388,965	22,886,701
Veritiv Corp.[a,b]	160,122	4,627,526

		71,122,396
WATER UTILITIES — 0.41%
American States Water Co.	191,572	11,093,934
California Water Service Group	241,522	10,953,023

		22,046,957
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
Spok Holdings Inc.	284,973	4,459,827

		4,459,827

TOTAL COMMON STOCKS
(Cost: $4,999,865,820)		5,350,063,370

Security	Shares	Value
SHORT-TERM INVESTMENTS — 6.92%

MONEY MARKET FUNDS — 6.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[d,e,f]	358,687,518	$358,723,387
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[d,e]	12,146,570	12,146,570

		370,869,957

TOTAL SHORT-TERM INVESTMENTS
(Cost: $370,858,942)		370,869,957

TOTAL INVESTMENTS IN SECURITIES — 106.65%
(Cost: $5,370,724,762)		5,720,933,327
Other Assets, Less Liabilities — (6.65)%		(356,516,824)

NET ASSETS — 100.00%		$5,364,416,503

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

491

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	455,185,756	—		(96,498,238)[a]	358,687,518	$358,723,387	$—	[b]	$(30,632)	$(95,464)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,336,360	2,810,210	[a]	—	12,146,570	12,146,570	51,932		—	—

						$370,869,957	$51,932		$(30,632)	$(95,464)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
Russell 2000 E-mini	162	Mar 2018	$12,446	$78,966

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,350,061,596	$—	$1,774	$5,350,063,370
Money Market Funds	370,869,957	—	—	370,869,957

Total	$5,720,931,553	$—	$1,774	$5,720,933,327

Derivative financial instruments[a]
Assets
Futures Contracts	$78,966	$—	$—	$78,966

Total	$78,966	$—	$—	$78,966

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

492

Schedule of Investments (Unaudited)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 95.92%
AAR Corp.	1,170,180	$45,976,372
Aerojet Rocketdyne Holdings Inc.[a,b]	2,094,849	65,359,289
Aerovironment Inc.[a,b]	840,184	47,184,733
Arconic Inc.	5,518,503	150,379,207
Astronics Corp.[a,b]	949,386	39,371,037
Axon Enterprise Inc.[a,b]	1,996,977	52,919,891
Boeing Co. (The)	1,818,068	536,166,434
BWX Technologies Inc.	1,685,457	101,953,294
Cubic Corp.	863,570	50,907,452
Curtiss-Wright Corp.	795,712	96,957,507
Engility Holdings Inc.[a]	1,081,705	30,687,971
Esterline Technologies Corp.[a,b]	826,555	61,743,658
General Dynamics Corp.	1,525,161	310,294,005
HEICO Corp. Class A	1,047,854	82,832,859
HEICO Corp.[b]	722,571	68,174,574
Hexcel Corp.	1,613,762	99,811,180
Huntington Ingalls Industries Inc.	580,449	136,811,829
KLX Inc.[a,b]	1,244,721	84,952,208
Kratos Defense & Security Solutions Inc.[a,b]	3,892,597	41,222,602
L3 Technologies Inc.	831,263	164,465,385
Lockheed Martin Corp.	1,154,158	370,542,426
Mercury Systems Inc.[a,b]	1,290,414	66,262,759
Moog Inc. Class Aa	821,394	71,338,069
Northrop Grumman Corp.	986,786	302,854,491
Orbital ATK Inc.	871,721	114,631,311
Raytheon Co.	1,618,609	304,055,701
Rockwell Collins Inc.	1,445,101	195,984,598
Spirit AeroSystems Holdings Inc. Class A	1,549,523	135,195,882
Teledyne Technologies Inc.[a,b]	586,501	106,244,656
Textron Inc.	2,901,751	164,210,089
TransDigm Group Inc.[b]	551,719	151,513,072
Triumph Group Inc.[b]	1,829,691	49,767,595
United Technologies Corp.	3,190,353	406,993,332
Wesco Aircraft Holdings Inc.[a,b]	3,979,526	29,448,492

		4,737,213,960

Security	Shares	Value
INDUSTRIAL MACHINERY — 1.49%
RBC Bearings Inc.[a,b]	581,090	$73,449,776

		73,449,776
IT CONSULTING & OTHER SERVICES — 0.98%
ManTech International Corp./VA Class A	959,508	48,157,706

		48,157,706
LEISURE PRODUCTS — 1.54%
American Outdoor Brands Corp.[a,b]	2,632,243	33,798,000
Sturm Ruger & Co. Inc.[b]	759,910	42,440,974

		76,238,974

TOTAL COMMON STOCKS
(Cost: $4,035,197,354)		4,935,060,416

SHORT-TERM INVESTMENTS — 3.04%

MONEY MARKET FUNDS — 3.04%
BlackRock Cash Funds: Institutional,
SL Agency Shares
1.53%[c,d,e]	145,394,908	145,409,447
BlackRock Cash Funds: Treasury,
SL Agency Shares
1.21%[c,d]	4,906,827	4,906,827

		150,316,274

TOTAL SHORT-TERM INVESTMENTS
(Cost: $150,318,337)		150,316,274

TOTAL INVESTMENTS IN SECURITIES — 102.97%		5,085,376,690
(Cost: $4,185,515,691)
Other Assets, Less Liabilities — (2.97)%		(146,851,792)

NET ASSETS — 100.00%		$4,938,524,898

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

493

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	82,630,388	62,764,520	[a]	—	145,394,908	$145,409,447	$—	[b]	$(33,104)	$(12,741)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,562,511	3,344,316	[a]	—	4,906,827	4,906,827	23,267		—	—

						$150,316,274	$23,267		$(33,104)	$(12,741)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,935,060,416	$—	$—	$4,935,060,416
Money Market Funds	150,316,274	—	—	150,316,274

Total	$5,085,376,690	$—	$—	$5,085,376,690

494

Schedule of Investments (Unaudited)

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.73%

ASSET MANAGEMENT & CUSTODY BANKS — 1.19%
Diamond Hill Investment Group Inc.	11,560	$2,388,990

		2,388,990
FINANCIAL EXCHANGES & DATA — 27.15%
Cboe Global Markets Inc.	74,785	9,317,463
CME Group Inc.	107,603	15,715,418
Intercontinental Exchange Inc.	210,177	14,830,089
MarketAxess Holdings Inc.	35,393	7,140,538
Nasdaq Inc.	97,549	7,494,690

		54,498,198
INVESTMENT BANKING & BROKERAGE — 71.39%
BGC Partners Inc. Class A	321,356	4,855,689
Charles Schwab Corp. (The)	347,172	17,834,226
Cowen Inc. Class Aa,b	140,624	1,919,518
E*TRADE Financial Corp.[a]	183,080	9,075,276
Evercore Inc. Class A	56,465	5,081,850
Goldman Sachs Group Inc. (The)	83,520	21,277,555
Greenhill & Co. Inc.	107,541	2,097,049
Houlihan Lokey Inc.	68,107	3,094,101
Interactive Brokers Group Inc. Class A	92,211	5,459,813
INTL. FCStone Inc.[a]	56,135	2,387,421
Investment Technology Group Inc.	128,037	2,464,712
Lazard Ltd. Class A	131,615	6,909,787
LPL Financial Holdings Inc.	107,986	6,170,320
Moelis & Co. Class A	73,334	3,556,699
Morgan Stanley	366,898	19,251,138
Piper Jaffray Companies	39,120	3,374,100
PJT Partners Inc. Class A	58,185	2,653,236
Raymond James Financial Inc.	95,642	8,540,831
Stifel Financial Corp.	91,151	5,428,954
TD Ameritrade Holding Corp.	178,794	9,141,737
Virtu Financial Inc. Class A	147,642	2,701,849

		143,275,861

TOTAL COMMON STOCKS
(Cost: $169,545,976)		200,163,049

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.69%

MONEY MARKET FUNDS — 0.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	1,161,401	$1,161,517
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	231,039	231,039

		1,392,556

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,392,581)		1,392,556

TOTAL INVESTMENTS IN SECURITIES — 100.42%
(Cost: $170,938,557)		201,555,605
Other Assets, Less Liabilities — (0.42)%		(853,843)

NET ASSETS — 100.00%		$200,701,762

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

495

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	469,178	692,223	[a]	—	1,161,401	$1,161,517	$—	[b]	$(703)	$(184)
BlackRock Cash Funds: Treasury, SL Agency Shares	267,388	—		(36,349)[a]	231,039	231,039	1,355		—	—

						$1,392,556	$1,355		$(703)	$(184)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$200,163,049	$—	$—	$200,163,049
Money Market Funds	1,392,556	—	—	1,392,556

Total	$201,555,605	$—	$—	$201,555,605

496

Schedule of Investments (Unaudited)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.93%

DIVERSIFIED SUPPORT SERVICES — 1.69%
Healthcare Services Group Inc.	150,753	$7,947,698

		7,947,698
HEALTH CARE FACILITIES — 19.15%
Acadia Healthcare Co. Inc.[a,b]	201,431	6,572,693
Brookdale Senior Living Inc.[a,b]	527,922	5,120,843
Capital Senior Living Corp.[a,b]	165,639	2,234,470
Community Health Systems Inc.[a,b]	640,004	2,726,417
Encompass Health Corp.	178,555	8,822,403
Ensign Group Inc. (The)	178,041	3,952,510
HCA Healthcare Inc.[a]	239,881	21,071,147
Kindred Healthcare Inc.	421,411	4,087,687
LifePoint Health Inc.[a,b]	114,503	5,702,249
National Healthcare Corp.	49,420	3,011,655
Select Medical Holdings Corp.[a]	304,678	5,377,567
Tenet Healthcare Corp.[a,b]	304,854	4,621,587
U.S. Physical Therapy Inc.	51,340	3,706,748
Universal Health Services Inc. Class B	115,102	13,046,812

		90,054,788
HEALTH CARE SERVICES — 24.61%
Amedisys Inc.[a,b]	90,232	4,756,129
CorVel Corp.[a]	50,024	2,646,269
DaVita Inc.[a]	189,092	13,661,897
Diplomat Pharmacy Inc.[a,b]	197,566	3,965,150
Envision Healthcare Corp.[a]	249,250	8,614,080
Express Scripts Holding Co.[a,b]	377,182	28,152,864
Laboratory Corp. of America Holdings[a]	104,296	16,636,255
LHC Group Inc.[a,b]	61,583	3,771,959
MEDNAX Inc.[a]	171,047	9,140,752
Premier Inc. Class Aa,b	172,590	5,037,902
Quest Diagnostics Inc.	151,960	14,966,540
Tivity Health Inc.[a]	119,622	4,372,184

		115,721,981
HEALTH CARE TECHNOLOGY — 4.50%
Cotiviti Holdings Inc.[a]	132,687	4,273,848
HealthStream Inc.[a]	127,204	2,946,045
HMS Holdings Corp.[a]	278,384	4,718,609
Inovalon Holdings Inc. Class Aa,b	249,865	3,747,975
Teladoc Inc.[a,b]	157,091	5,474,621

		21,161,098

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.57%
NeoGenomics Inc.[a,b]	302,318	$2,678,538

		2,678,538
MANAGED HEALTH CARE — 49.41%
Aetna Inc.	178,637	32,224,328
Anthem Inc.	142,011	31,953,895
Centene Corp.[a]	170,809	17,231,212
Cigna Corp.	144,956	29,439,114
HealthEquity Inc.[a,b]	131,191	6,121,372
Humana Inc.	98,986	24,555,457
Magellan Health Inc.[a]	61,949	5,981,176
Molina Healthcare Inc.[a,b]	96,081	7,367,491
Triple-S Management Corp. Class Ba	111,449	2,769,508
UnitedHealth Group Inc.	285,023	62,836,171
WellCare Health Plans Inc.[a]	59,074	11,880,372

		232,360,096

TOTAL COMMON STOCKS
(Cost: $452,136,772)		469,924,199

SHORT-TERM INVESTMENTS — 6.88%

MONEY MARKET FUNDS — 6.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	32,006,754	32,009,955
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	373,788	373,788

		32,383,743

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,381,797)		32,383,743

TOTAL INVESTMENTS IN SECURITIES — 106.81%
(Cost: $484,518,569)		502,307,942
Other Assets, Less Liabilities — (6.81)%		(32,047,606)

NET ASSETS — 100.00%		$470,260,336

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

497

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	43,275,270	—		(11,268,516)[a]	32,006,754	$32,009,955	$—	[b]	$(4,221)	$(7,532)
BlackRock Cash Funds: Treasury, SL Agency Shares	262,129	111,659	[a]	—	373,788	373,788	2,750		—	—

						$32,383,743	$2,750		$(4,221)	$(7,532)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$469,924,199	$—	$—	$469,924,199
Money Market Funds	32,383,743	—	—	32,383,743

Total	$502,307,942	$—	$—	$502,307,942

498

Schedule of Investments (Unaudited)

iSHARES® U.S. HOME CONSTRUCTION ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.95%

BUILDING PRODUCTS — 14.84%
American Woodmark Corp.[a]	169,169	$22,034,262
Builders FirstSource Inc.[a,b]	1,100,602	23,982,118
Fortune Brands Home & Security Inc.	556,411	38,080,769
JELD-WEN Holding Inc.[a]	615,369	24,227,078
Lennox International Inc.	165,307	34,426,836
Masco Corp.	973,115	42,758,673
Masonite International Corp.[a]	299,031	22,173,149
Owens Corning	423,373	38,924,914
PGT Innovations Inc.[a,b]	953,325	16,063,526
Quanex Building Products Corp.	709,619	16,605,085
Simpson Manufacturing Co. Inc.	382,423	21,954,904
Trex Co. Inc.[a,b]	226,588	24,559,873
Universal Forest Products Inc.	589,454	22,175,259
USG Corp.[a,b]	677,570	26,127,099

		374,093,545
CONSTRUCTION MATERIALS — 1.21%
Eagle Materials Inc.	268,640	30,436,912

		30,436,912
FOREST PRODUCTS — 1.05%
Louisiana-Pacific Corp.[a]	1,005,123	26,394,530

		26,394,530
HOME FURNISHINGS — 3.65%
Ethan Allen Interiors Inc.	513,436	14,684,270
Leggett & Platt Inc.	677,087	32,317,362
Mohawk Industries Inc.[a]	162,869	44,935,557

		91,937,189
HOME IMPROVEMENT RETAIL — 9.74%
Floor & Decor Holdings Inc. Class Aa	436,704	21,258,751
Home Depot Inc. (The)	597,547	113,253,083
Lowe’s Companies Inc.	884,559	82,210,913
Lumber Liquidators Holdings Inc.[a,b]	533,102	16,734,072
Tile Shop Holdings Inc.	1,265,452	12,148,339

		245,605,158
HOMEBUILDING — 64.86%
Beazer Homes USA Inc.[a,b]	678,074	13,025,802
CalAtlantic Group Inc.	1,481,316	83,531,409
Cavco Industries Inc.[a,b]	169,133	25,809,696

Security	Shares	Value
Century Communities Inc.[a,b]	441,134	$13,719,267
DR Horton Inc.	6,455,827	329,699,085
Hovnanian Enterprises Inc. Class Aa,b	2,581,529	8,648,122
Installed Building Products Inc.[a,b]	417,241	31,689,454
KB Home[b]	1,654,022	52,846,003
Lennar Corp. Class Ab	3,892,352	246,152,341
Lennar Corp. Class B	283,091	14,630,143
LGI Homes Inc.[a,b]	347,047	26,038,936
M/I Homes Inc.[a]	551,418	18,968,779
MDC Holdings Inc.	892,300	28,446,525
Meritage Homes Corp.[a]	748,855	38,341,376
NVR Inc.[a]	66,284	232,538,854
PulteGroup Inc.	5,181,757	172,293,420
Taylor Morrison Home Corp. Class Aa	1,627,328	39,820,716
Toll Brothers Inc.	2,834,840	136,129,017
TopBuild Corp.[a]	699,532	52,982,554
TRI Pointe Group Inc.[a,b]	2,955,830	52,968,474
William Lyon Homes Class Aa,b	561,275	16,321,877

		1,634,601,850
SPECIALTY CHEMICALS — 2.29%
Sherwin-Williams Co. (The)	140,703	57,693,858

		57,693,858
TRADING COMPANIES & DISTRIBUTORS — 2.31%
Beacon Roofing Supply Inc.[a]	442,933	28,241,408
Watsco Inc.	175,783	29,890,142

		58,131,550

TOTAL COMMON STOCKS
(Cost: $2,169,154,312)		2,518,894,592

SHORT-TERM INVESTMENTS — 2.74%

MONEY MARKET FUNDS — 2.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	68,147,944	68,154,758
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	782,899	782,899

		68,937,657

TOTAL SHORT-TERM INVESTMENTS
(Cost: $68,932,402)		68,937,657

499

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HOME CONSTRUCTION ETF

December 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 102.69%
(Cost: $2,238,086,714)	$2,587,832,249
Other Assets, Less Liabilities — (2.69)%	(67,684,617)

NET ASSETS — 100.00%	$2,520,147,632

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	68,130,435	17,509	[a]	—	68,147,944	$68,154,758	$—	[b]	$(20,526)	$(16,074)
BlackRock Cash Funds: Treasury, SL Agency Shares	795,273	—		(12,374)[a]	782,899	782,899	7,167		—	—

						$68,937,657	$7,167		$(20,526)	$(16,074)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,518,894,592	$—	$—	$2,518,894,592
Money Market Funds	68,937,657	—	—	68,937,657

Total	$2,587,832,249	$—	$—	$2,587,832,249

500

Schedule of Investments (Unaudited)

iSHARES® U.S. INSURANCE ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.85%

INSURANCE BROKERS — 2.94%
Arthur J Gallagher & Co.	52,356	$3,313,088
Brown & Brown Inc.	36,307	1,868,358

		5,181,446
LIFE & HEALTH INSURANCE — 32.79%
Aflac Inc.	100,983	8,864,288
American Equity Investment Life Holding Co.	20,260	622,590
Athene Holding Ltd. Class Aa	25,153	1,300,662
Brighthouse Financial Inc.[a]	30,758	1,803,649
CNO Financial Group Inc.	40,455	998,834
FBL Financial Group Inc. Class A	4,545	316,559
Genworth Financial Inc. Class Aa	187,447	582,960
Lincoln National Corp.	61,105	4,697,141
MetLife Inc.	256,223	12,954,635
National Western Life Group Inc. Class A	1,014	335,654
Primerica Inc.	14,337	1,455,922
Principal Financial Group Inc.	73,704	5,200,554
Prudential Financial Inc.	104,629	12,030,243
Torchmark Corp.	31,930	2,896,370
Trupanion Inc.[a]	8,389	245,546
Unum Group	64,669	3,549,682

		57,855,289
MULTI-LINE INSURANCE — 16.56%
American Financial Group Inc./OH	21,293	2,311,142
American International Group Inc.	219,428	13,073,521
American National Insurance Co.	3,332	427,329
Assurant Inc.	17,082	1,722,549
Hartford Financial Services Group Inc. (The)	97,868	5,508,011
Horace Mann Educators Corp.	14,682	647,476
Kemper Corp.	16,410	1,130,649
Loews Corp.	78,938	3,949,268
National General Holdings Corp.	23,020	452,113

		29,222,058
OTHER DIVERSIFIED FINANCIAL SERVICES — 1.53%
Voya Financial Inc.	54,524	2,697,302

		2,697,302

Security	Shares	Value
PROPERTY & CASUALTY INSURANCE — 44.65%
Allstate Corp. (The)	91,482	$9,579,080
Ambac Financial Group Inc.[a,b]	11,130	177,857
AMERISAFE Inc.	7,542	464,587
AmTrust Financial Services Inc.	38,618	388,883
Arch Capital Group Ltd.[a]	37,886	3,438,912
Argo Group International Holdings Ltd.	10,741	662,183
Assured Guaranty Ltd.	38,891	1,317,238
Axis Capital Holdings Ltd.	27,314	1,372,802
Chubb Ltd.	110,218	16,106,156
Cincinnati Financial Corp.	43,653	3,272,666
CNA Financial Corp.	10,076	534,532
Employers Holdings Inc.	11,961	531,068
Erie Indemnity Co. Class A	6,796	828,025
First American Financial Corp.	35,054	1,964,426
Hanover Insurance Group Inc. (The)	13,749	1,485,992
Infinity Property & Casualty Corp.	4,273	452,938
James River Group Holdings Ltd.	9,716	388,737
Kinsale Capital Group Inc.	7,811	351,495
Markel Corp.[a]	3,942	4,490,451
MBIA Inc.[a,b]	37,318	273,168
Mercury General Corp.	13,541	723,631
Navigators Group Inc. (The)	8,480	412,976
Old Republic International Corp.	79,025	1,689,555
ProAssurance Corp.	17,969	1,026,928
Progressive Corp. (The)	150,743	8,489,846
RLI Corp.	13,651	828,070
Safety Insurance Group Inc.	6,165	495,666
Selective Insurance Group Inc.	19,513	1,145,413
Travelers Companies Inc. (The)	69,735	9,458,856
United Fire Group Inc.	5,390	245,676
Universal Insurance Holdings Inc.	12,826	350,791
White Mountains Insurance Group Ltd.	1,207	1,027,495
WR Berkley Corp.	29,716	2,129,151
XL Group Ltd.	76,426	2,687,138

		78,792,388
REINSURANCE — 1.38%
Alleghany Corp.[a]	4,082	2,433,239

		2,433,239

TOTAL COMMON STOCKS
(Cost: $146,445,320)		176,181,722

501

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INSURANCE ETF

December 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.42%

MONEY MARKET FUNDS — 0.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	395,634	$395,673
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	347,971	347,971

		743,644

TOTAL SHORT-TERM INVESTMENTS
(Cost: $743,644)		743,644

Value
TOTAL INVESTMENTS IN SECURITIES — 100.27%
(Cost: $147,188,964)	$176,925,366
Other Assets, Less Liabilities — (0.27)%	(477,920)

NET ASSETS — 100.00%	$176,447,446

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,262	380,372	[a]	—	395,634	$395,673	$—	[b]	$(273)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	298,210	49,761	[a]	—	347,971	347,971	1,608		—	—

						$743,644	$1,608		$(273)	$—

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$176,181,722	$—	$—	$176,181,722
Money Market Funds	743,644	—	—	743,644

Total	$176,925,366	$—	$—	$176,925,366

502

Schedule of Investments (Unaudited)

iSHARES® U.S. MEDICAL DEVICES ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 97.61%

HEALTH CARE EQUIPMENT — 84.13%
Abbott Laboratories	2,389,223	$136,352,957
ABIOMED Inc.[a,b]	118,849	22,273,491
Accuray Inc.[a,b]	561,131	2,412,863
Analogic Corp.	64,019	5,361,591
AtriCure Inc.[a,b]	194,329	3,544,561
AxoGen Inc.[a]	161,902	4,581,827
Baxter International Inc.	944,284	61,038,518
Becton Dickinson and Co.	452,862	96,939,588
Boston Scientific Corp.[a]	2,526,206	62,624,647
Cantel Medical Corp.	126,751	13,038,875
Cardiovascular Systems Inc.[a]	186,444	4,416,858
CryoLife Inc.[a]	196,833	3,769,352
Danaher Corp.	976,614	90,649,311
DexCom Inc.[a,b]	278,494	15,982,771
Edwards Lifesciences Corp.[a]	433,148	48,820,111
Glaukos Corp.[a,b]	171,351	4,395,153
Globus Medical Inc. Class Aa,b	275,100	11,306,610
Heska Corp.[a]	40,138	3,219,469
Hill-Rom Holdings Inc.	206,741	17,426,199
Hologic Inc.[a]	699,721	29,913,073
IDEXX Laboratories Inc.[a,b]	208,897	32,667,313
Inogen Inc.[a]	71,892	8,560,899
Insulet Corp.[a,b]	200,186	13,812,834
Integra LifeSciences Holdings Corp.[a,b]	236,859	11,336,072
Intuitive Surgical Inc.[a]	194,331	70,919,155
Invacare Corp.	200,143	3,372,410
iRhythm Technologies Inc.[a]	95,241	5,338,258
K2M Group Holdings Inc.[a,b]	230,358	4,146,444
LeMaitre Vascular Inc.	97,118	3,092,237
Masimo Corp.[a]	161,942	13,732,682
Medtronic PLC	1,779,939	143,730,074
Natus Medical Inc.[a,b]	152,175	5,813,085
Nevro Corp.[a,b]	119,620	8,258,565
NuVasive Inc.[a]	190,839	11,162,173
NxStage Medical Inc.[a]	292,149	7,078,770

Security	Shares	Value
Penumbra Inc.[a,b]	111,647	$10,505,983
ResMed Inc.	354,326	30,007,869
STERIS PLC	243,241	21,276,290
Stryker Corp.	536,016	82,996,717
Teleflex Inc.	114,797	28,563,790
Varex Imaging Corp.[a,b]	174,790	7,021,314
Varian Medical Systems Inc.[a,b]	240,491	26,730,575
Wright Medical Group NVa,b	417,549	9,269,588
Zimmer Biomet Holdings Inc.	417,207	50,344,369

		1,247,805,291
HEALTH CARE SERVICES — 0.34%
BioTelemetry Inc.[a,b]	167,040	4,994,496

		4,994,496
HEALTH CARE SUPPLIES — 0.73%
Atrion Corp.	7,953	5,015,162
OraSure Technologies Inc.[a,b]	309,579	5,838,660

		10,853,822
HEALTH CARE TECHNOLOGY — 0.53%
Omnicell Inc.[a]	161,105	7,813,592

		7,813,592
LIFE SCIENCES TOOLS & SERVICES — 11.88%
Bio-Rad Laboratories Inc. Class Aa,b	64,728	15,448,632
Bruker Corp.	364,937	12,524,638
Thermo Fisher Scientific Inc.	592,659	112,534,091
Waters Corp.[a]	184,686	35,679,488

		176,186,849

TOTAL COMMON STOCKS
(Cost: $1,304,971,186)		1,447,654,050

503

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. MEDICAL DEVICES ETF

December 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.57%

MONEY MARKET FUNDS — 3.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	52,009,520	$52,014,721
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	878,904	878,904

		52,893,625

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,890,894)		52,893,625

Value
TOTAL INVESTMENTS IN SECURITIES — 101.18%
(Cost: $1,357,862,080)	$1,500,547,675
Other Assets, Less Liabilities — (1.18)%	(17,468,396)

NET ASSETS — 100.00%	$1,483,079,279

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	60,590,573	—		(8,581,053)[a]	52,009,520	$52,014,721	$—	[b]	$(6,414)	$(10,877)
BlackRock Cash Funds: Treasury, SL Agency Shares	841,127	37,777	[a]	—	878,904	878,904	9,359		—	—

						$52,893,625	$9,359		$(6,414)	$(10,877)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,447,654,050	$—	$—	$1,447,654,050
Money Market Funds	52,893,625	—	—	52,893,625

Total	$1,500,547,675	$—	$—	$1,500,547,675

504

Schedule of Investments (Unaudited)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.97%

OIL & GAS EXPLORATION & PRODUCTION — 71.72%
Anadarko Petroleum Corp.	309,153	$16,582,967
Antero Resources Corp.[a,b]	121,308	2,304,852
Apache Corp.	215,237	9,087,306
Cabot Oil & Gas Corp.	261,300	7,473,180
California Resources Corp.[a]	22,059	428,827
Callon Petroleum Co.[a,b]	114,036	1,385,537
Carrizo Oil & Gas Inc.[a,b]	43,655	928,978
Centennial Resource Development Inc./DE Class Aa	96,732	1,915,294
Chesapeake Energy Corp.[a]	513,621	2,033,939
Cimarex Energy Co.	53,810	6,565,358
CNX Resources Corp.[a]	117,066	1,712,676
Concho Resources Inc.[a,b]	84,014	12,620,583
ConocoPhillips	675,471	37,076,603
Continental Resources Inc./OKa,b	48,781	2,583,930
Denbury Resources Inc.[a]	225,846	499,120
Devon Energy Corp.	296,917	12,292,364
Diamondback Energy Inc.[a,b]	55,465	7,002,456
Energen Corp.[a,b]	54,947	3,163,299
EOG Resources Inc.	326,693	35,253,442
EQT Corp.	138,327	7,873,573
Extraction Oil & Gas Inc.[a]	69,798	998,809
Gulfport Energy Corp.[a]	93,085	1,187,765
Halcon Resources Corp.[a]	84,320	638,302
Hess Corp.	152,583	7,243,115
Kosmos Energy Ltd.[a,b]	129,647	888,082
Laredo Petroleum Inc.[a,b]	75,211	797,989
Marathon Oil Corp.	480,055	8,127,331
Matador Resources Co.[a]	54,549	1,698,110
Murphy Oil Corp.	91,694	2,847,099
Newfield Exploration Co.[a,b]	112,599	3,550,246
Noble Energy Inc.	274,925	8,011,314
Oasis Petroleum Inc.[a]	152,172	1,279,767
Parsley Energy Inc. Class Aa,b	132,804	3,909,750
PDC Energy Inc.[a,b]	37,240	1,919,350
Penn Virginia Corp.[a]	7,566	295,906
Pioneer Natural Resources Co.	96,143	16,618,318
QEP Resources Inc.[a]	136,120	1,302,668
Range Resources Corp.	127,634	2,177,436
Resolute Energy Corp.[a,b]	11,072	348,436
Ring Energy Inc.[a]	27,360	380,304

Security	Shares	Value
RSP Permian Inc.[a]	70,821	$2,880,998
Sanchez Energy Corp.[a,b]	42,311	224,671
SandRidge Energy Inc.[a]	20,135	424,244
SM Energy Co.[b]	58,019	1,281,060
Southwestern Energy Co.[a,b]	289,636	1,616,169
SRC Energy Inc.[a]	134,694	1,148,940
Stone Energy Corp.[a]	11,198	360,128
Tellurian Inc.[a]	33,408	325,394
Ultra Petroleum Corp.[a]	110,875	1,004,528
Whiting Petroleum Corp.[a]	53,276	1,410,748
WPX Energy Inc.[a,b]	224,875	3,163,991

		246,845,252
OIL & GAS REFINING & MARKETING — 24.75%
Andeavor	81,086	9,271,373
CVR Energy Inc.	8,757	326,111
Delek U.S. Holdings Inc.	40,959	1,431,107
HollyFrontier Corp.	100,214	5,132,961
Marathon Petroleum Corp.	275,959	18,207,775
Par Pacific Holdings Inc.[a]	14,142	272,658
PBF Energy Inc. Class A	62,193	2,204,742
Phillips 66	242,767	24,555,882
Valero Energy Corp.	247,241	22,723,920
World Fuel Services Corp.	38,199	1,074,920

		85,201,449
OIL & GAS STORAGE & TRANSPORTATION — 3.50%
Cheniere Energy Inc.[a,b]	114,113	6,143,844
Targa Resources Corp.	121,882	5,901,526

		12,045,370

TOTAL COMMON STOCKS
(Cost: $407,528,117)		344,092,071

SHORT-TERM INVESTMENTS — 7.39%

MONEY MARKET FUNDS — 7.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	25,244,385	25,246,910
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	200,932	200,932

		25,447,842

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,447,512)		25,447,842

505

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

December 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 107.36%
(Cost: $432,975,629)	$369,539,913
Other Assets, Less Liabilities — (7.36)%	(25,335,820)

NET ASSETS — 100.00%	$344,204,093

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,776,920	11,467,465	[a]	—	25,244,385	$25,246,910	$—	[b]	$(5,204)	$(2,323)
BlackRock Cash Funds: Treasury, SL Agency Shares	277,942	—		(77,010)[a]	200,932	200,932	1,916		—	—

						$25,447,842	$1,916		$(5,204)	$(2,323)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$344,092,071	$—	$—	$344,092,071
Money Market Funds	25,447,842	—	—	25,447,842

Total	$369,539,913	$—	$—	$369,539,913

506

Schedule of Investments (Unaudited)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.74%

INDUSTRIAL MACHINERY — 1.57%
Chart Industries Inc.[a,b]	79,875	$3,742,942

		3,742,942
OIL & GAS DRILLING — 20.80%
Diamond Offshore Drilling Inc.[a,b]	191,829	3,566,101
Ensco PLC Class Ab	889,786	5,258,635
Helmerich & Payne Inc.	147,903	9,560,450
Nabors Industries Ltd.	760,525	5,194,386
Noble Corp. PLC[a,b]	733,305	3,314,539
Patterson-UTI Energy Inc.	341,482	7,857,501
Rowan Companies PLC Class Aa	278,449	4,360,511
Transocean Ltd.[a,b]	646,162	6,901,010
Unit Corp.[a,b]	156,961	3,453,142

		49,466,275
OIL & GAS EQUIPMENT & SERVICES — 77.37%
Archrock Inc.	253,019	2,656,699
Baker Hughes a GE Co.	418,070	13,227,735
C&J Energy Services Inc.[a]	142,906	4,783,064
Core Laboratories NVb	69,861	7,653,273
Dril-Quip Inc.[a,b]	91,444	4,361,879
Exterran Corp.[a]	98,796	3,106,146
Fairmount Santrol Holdings Inc.[a,b]	533,844	2,792,004
Forum Energy Technologies Inc.[a,b]	217,051	3,375,143
Frank’s International NVb	289,936	1,928,074
Halliburton Co.	533,494	26,071,852
Helix Energy Solutions Group Inc.[a]	443,317	3,342,610
McDermott International Inc.[a,b]	630,975	4,151,815
National Oilwell Varco Inc.	379,267	13,661,197
Newpark Resources Inc.[a]	299,730	2,577,678
Oceaneering International Inc.	229,711	4,856,091
Oil States International Inc.[a,b]	144,922	4,101,293
ProPetro Holding Corp.[a]	173,156	3,490,825
RPC Inc.[b]	155,771	3,976,834
Schlumberger Ltd.	590,316	39,781,395
SEACOR Holdings Inc.[a]	55,988	2,587,765
Superior Energy Services Inc.[a]	400,979	3,861,428
TechnipFMC PLC	443,044	13,871,708
Tidewater Inc.[a]	83,831	2,045,476
U.S. Silica Holdings Inc.	161,817	5,268,762
Weatherford International PLC[a,b]	1,771,835	6,520,353

		184,051,099

TOTAL COMMON STOCKS
(Cost: $300,522,581)		237,260,316

Security	Shares	Value
SHORT-TERM INVESTMENTS — 12.20%

MONEY MARKET FUNDS — 12.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	28,654,449	$28,657,315
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	361,005	361,005

		29,018,320

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,017,948)		29,018,320

TOTAL INVESTMENTS IN SECURITIES — 111.94%
(Cost: $329,540,529)		266,278,636
Other Assets, Less Liabilities — (11.94)%		(28,396,730)

NET ASSETS — 100.00%		$237,881,906

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

507

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,262,879	7,391,570	[a]	—	28,654,449	$28,657,315	$—	[b]	$(5,154)	$(4,610)
BlackRock Cash Funds: Treasury, SL Agency Shares	137,407	223,598	[a]	—	361,005	361,005	1,660		—	—

						$29,018,320	$1,660		$(5,154)	$(4,610)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$237,260,316	$—	$—	$237,260,316
Money Market Funds	29,018,320	—	—	29,018,320

Total	$266,278,636	$—	$—	$266,278,636

508

Schedule of Investments (Unaudited)

iSHARES® U.S. PHARMACEUTICALS ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.89%

BIOTECHNOLOGY — 9.24%
AMAG Pharmaceuticals Inc.[a,b]	364,993	$4,836,157
Amicus Therapeutics Inc.[a,b]	692,032	9,958,341
Ironwood Pharmaceuticals Inc.[a,b]	570,066	8,545,289
Spectrum Pharmaceuticals Inc.[a,b]	430,919	8,165,915
Synergy Pharmaceuticals Inc.[a,b]	2,637,906	5,882,530
TESARO Inc.[a,b]	120,337	9,972,327
Vanda Pharmaceuticals Inc.[a]	401,477	6,102,451

		53,463,010
PHARMACEUTICALS — 90.65%
Aclaris Therapeutics Inc.[a,b]	238,477	5,880,843
Aerie Pharmaceuticals Inc.[a,b]	151,770	9,068,257
Akorn Inc.[a,b]	306,191	9,868,536
Allergan PLC	174,386	28,526,062
Amphastar Pharmaceuticals Inc.[a,b]	307,396	5,914,299
Bristol-Myers Squibb Co.	595,524	36,493,711
Catalent Inc.[a]	310,477	12,754,395
Corcept Therapeutics Inc.[a,b]	478,148	8,635,353
Depomed Inc.[a]	635,813	5,118,295
Dermira Inc.[a,b]	251,430	6,992,268
Eli Lilly & Co.	396,927	33,524,454
Endo International PLC[a,b]	1,063,162	8,239,505
Horizon Pharma PLC[a]	628,709	9,179,151
Impax Laboratories Inc.[a,b]	442,790	7,372,454
Innoviva Inc.[a,b]	506,674	7,189,704
Intersect ENT Inc.[a]	217,272	7,039,613
Intra-Cellular Therapies Inc.[a,b]	394,295	5,709,392
Jazz Pharmaceuticals PLC[a,b]	106,845	14,386,679
Johnson & Johnson	421,725	58,923,417
Lannett Co. Inc.[a,b]	216,916	5,032,451
Mallinckrodt PLC[a,b]	402,345	9,076,903
Medicines Co. (The)[a,b]	303,431	8,295,804
Merck & Co. Inc.	774,215	43,565,078
Mylan NVa,b	539,928	22,844,354
MyoKardia Inc.[a,b]	172,338	7,255,430
Omeros Corp.[a,b]	320,117	6,219,873
Pacira Pharmaceuticals Inc./DEa,b	188,106	8,587,039
Perrigo Co. PLC	193,533	16,868,336
Pfizer Inc.	1,349,298	48,871,574

Security	Shares	Value
Phibro Animal Health Corp. Series A	170,971	$5,727,529
Prestige Brands Holdings Inc.[a,b]	197,628	8,776,659
Revance Therapeutics Inc.[a]	224,363	8,020,977
TherapeuticsMD Inc.[a,b]	1,157,493	6,991,258
Theravance Biopharma Inc.[a,b]	261,827	7,302,355
WaVe Life Sciences Ltd.[a]	143,602	5,040,430
Zoetis Inc.	345,666	24,901,779

		524,194,217

TOTAL COMMON STOCKS
(Cost: $610,148,931)		577,657,227

SHORT-TERM INVESTMENTS — 18.24%

MONEY MARKET FUNDS — 18.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	105,083,329	105,093,837
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	348,568	348,568

		105,442,405

TOTAL SHORT-TERM INVESTMENTS
(Cost: $105,435,182)		105,442,405

TOTAL INVESTMENTS IN SECURITIES — 118.13%
(Cost: $715,584,113)		683,099,632
Other Assets, Less Liabilities — (18.13)%		(104,821,720)

NET ASSETS — 100.00%		$578,277,912

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

509

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PHARMACEUTICALS ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	105,354,659	—	(271,330)[a]	105,083,329	$105,093,837	$—	[b]	$(9,325)	$(27,879)
BlackRock Cash Funds: Treasury, SL Agency Shares	510,923	—	(162,355)[a]	348,568	348,568	3,494		—	—

					$105,442,405	$3,494		$(9,325)	$(27,879)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$577,657,227	$—	$—	$577,657,227
Money Market Funds	105,442,405	—	—	105,442,405

Total	$683,099,632	$—	$—	$683,099,632

510

Schedule of Investments (Unaudited)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 0.36%

EXCHANGE-TRADED FUNDS — 0.36%
iShares 0-5 Year High Yield Corporate Bond ETF[a,b]	308,480	$14,538,662
iShares Core U.S. Aggregate Bond ETF[a]	455,000	49,745,150

		64,283,812

TOTAL INVESTMENT COMPANIES
(Cost: $64,773,562)		64,283,812

PREFERRED STOCKS — 96.11%

AUTOMOBILES — 5.25%
Countrywide Capital V, 7.00%	6,460,328	170,681,866
Deutsche Bank Contingent Capital Trust II, 6.55%[b]	3,451,727	87,880,969
Deutsche Bank Contingent Capital Trust III, 7.60%	8,522,195	219,020,412
Deutsche Bank Contingent Capital Trust V, 8.05%	5,984,565	156,376,683
GMAC Capital Trust I Series 2, 7.20% (3 mo. LIBOR US + 5.785%)[c]	11,506,838	298,602,446

		932,562,376
BANKS — 35.59%
Banc of California Inc. Series E, 7.00%	562,143	14,851,818
Bank of America Corp., 6.20%	2,895,648	79,456,581
Bank of America Corp. Series 3, 6.38%	2,838,390	73,769,756
Bank of America Corp. Series 4, 4.00%(3 mo. LIBOR US + 0.750%)[c]	899,146	21,013,042
Bank of America Corp. Series 5, 4.00% (3 mo. LIBOR US + 0.500%)[c]	1,005,230	23,622,905
Bank of America Corp. Series D, 6.20%	1,483,924	38,359,435
Bank of America Corp. Series E, 4.00%(3 mo. LIBOR US + 0.350%)[c]	194,521	4,633,490

Security	Shares	Value
Bank of America Corp. Series EE, 6.00%[b]	2,619,307	$71,218,957
Bank of America Corp. Series H, 3.00% (3 mo. LIBOR US + 0.650%)[c]	889,565	19,223,500
Bank of America Corp. Series I, 6.63%	866,995	22,940,688
Bank of America Corp. Series W, 6.63%	2,663,564	72,315,763
Bank of America Corp. Series Y, 6.50%	3,138,911	84,813,375
Barclays Bank PLC Series 5, 8.13%[b]	11,332,472	302,237,028
BB&T Corp., 5.63%	1,989,324	53,711,748
BB&T Corp., 5.85%[b]	2,459,228	62,611,945
BB&T Corp. Series E, 5.63%[b]	4,918,598	124,243,786
BB&T Corp. Series F, 5.20%[b]	1,947,256	48,739,818
BB&T Corp. Series G, 5.20%	2,138,559	53,806,144
Citigroup Inc. Series C, 5.80%	2,496,999	63,573,595
Citigroup Inc. Series J, 7.13%[d]	4,096,295	118,178,111
Citigroup Inc. Series K, 6.88%[d]	6,446,438	183,916,876
Citigroup Inc. Series L, 6.88%	2,070,526	54,993,171
Citigroup Inc. Series S, 6.30%	4,464,409	120,226,534
Fifth Third Bancorp. Series I, 6.63%[d]	2,231,366	63,593,931
First Republic Bank/CA, 5.63%[b]	625,517	15,637,925
First Republic Bank/CA Series H, 5.13%	890,752	22,625,101
HSBC Holdings PLC, 8.13%	9,470,952	259,030,537
HSBC Holdings PLC Series 2, 8.00%	16,221,292	435,379,477
HSBC Holdings PLC Series A, 6.20%[b]	6,202,255	160,142,224
Huntington Bancshares Inc./OH Series D, 6.25%	2,608,535	73,404,175
ING Groep NV, 6.13%	3,029,574	77,375,320
ING Groep NV, 6.38%[b]	4,480,298	115,143,659
JPMorgan Chase & Co. Series AA, 6.10%	5,940,419	160,213,100
JPMorgan Chase & Co. Series BB, 6.15%	4,922,232	132,555,708
JPMorgan Chase & Co. Series P, 5.45%[b]	3,859,726	97,921,249
JPMorgan Chase & Co. Series T, 6.70%[b]	3,964,252	107,193,374

511

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2017

Security	Shares	Value
JPMorgan Chase & Co. Series W, 6.30%[b]	3,763,795	$101,810,655
JPMorgan Chase & Co. Series Y, 6.13%	6,121,699	163,143,278
KeyCorp Series E, 6.13%[d]	2,213,904	64,026,104
People’s United Financial Inc. Series A, 5.63%[d]	1,091,941	30,923,769
PNC Financial Services Group Inc. (The) Series P, 6.13%[a,d]	6,493,991	183,779,945
PNC Financial Services Group Inc. (The) Series Q, 5.38%[a]	2,075,964	52,625,687
Regions Financial Corp. Series A, 6.38%	2,471,274	62,622,083
Regions Financial Corp. Series B, 6.38%[b,d]	2,398,823	68,198,538
Royal Bank of Scotland Group PLC Series S, 6.60%	2,895,472	73,689,762
Santander Finance Preferred SAU Series 6, 4.00% (3 mo. LIBOR US + 0.520%)[c]	1,527,739	36,757,400
SunTrust Banks Inc., 4.00% (3 mo. LIBOR US + 0.530%)[c]	736,498	18,110,486
SunTrust Banks Inc. Series E, 5.88%	1,960,270	49,457,612
TCF Financial Corp. Series C, 5.70%	778,443	20,029,338
U.S. Bancorp. Series B, 3.50% (3 mo. LIBOR US + 0.600%)[c]	4,389,462	99,114,052
U.S. Bancorp. Series F, 6.50%[d]	4,786,096	135,063,629
U.S. Bancorp. Series H, 5.15%[b]	2,188,551	55,326,569
Valley National Bancorp Series B, 5.50%[d]	440,920	11,662,334
Wells Fargo & Co., 5.20%	3,167,800	79,511,780
Wells Fargo & Co., 5.70%	3,209,245	83,408,278
Wells Fargo & Co., 5.85%[d]	7,285,941	196,720,407
Wells Fargo & Co., 6.63%[d]	3,547,936	101,541,928
Wells Fargo & Co. Series J, 8.00%	9,012,760	231,177,294
Wells Fargo & Co. Series L, 7.50%[e]	407,543	533,877,255

Security	Shares	Value
Wells Fargo & Co. Series O, 5.13%[b]	2,745,427	$68,965,126
Wells Fargo & Co. Series P, 5.25%[b]	2,639,834	66,497,418
Wells Fargo & Co. Series T, 6.00%[b]	2,952,430	78,091,774
Wells Fargo & Co. Series V, 6.00%	4,054,623	108,704,443
Wells Fargo & Co. Series X, 5.50%	4,639,122	118,483,176

		6,325,993,966
CAPITAL MARKETS — 12.64%
Apollo Global Management LLC, 6.38%[b]	1,213,984	31,915,639
Ares Management LP Series A, 7.00%	1,325,349	35,121,749
Bank of New York Mellon Corp. (The), 5.20%	2,547,734	64,050,033
Carlyle Group LP (The) Series A, 5.88%	1,747,720	44,339,656
Charles Schwab Corp. (The), 5.95%	3,232,897	87,288,219
Charles Schwab Corp. (The) Series C, 6.00%	2,586,755	69,531,974
Goldman Sachs Group Inc. (The), 4.00% (3 mo. LIBOR US + 0.750%)[c]	865,658	19,693,720
Goldman Sachs Group Inc. (The) Series A, 3.75% (3 mo. LIBOR US + 0.750%)[b,c]	3,240,366	73,070,253
Goldman Sachs Group Inc. (The) Series B, 6.20%[b]	3,452,791	89,358,231
Goldman Sachs Group Inc. (The) Series D, 4.00% (3 mo. LIBOR US + 0.670%)[c]	5,828,199	131,659,015
Goldman Sachs Group Inc. (The) Series J, 5.50%[d]	4,362,774	115,657,139
Goldman Sachs Group Inc. (The) Series K, 6.38%[b,d]	3,023,515	86,351,588
Goldman Sachs Group Inc. (The) Series N, 6.30%	2,915,080	81,155,827

512

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2017

Security	Shares	Value
KKR & Co. LP Series A, 6.75%	1,407,213	$38,008,823
KKR & Co. LP Series B, 6.50%[b]	662,439	17,733,492
KKR Financial Holdings LLC Series A, 7.38%	1,610,120	40,945,352
Ladenburg Thalmann Financial Services Inc. Series A, 8.00%[b]	1,694,533	42,889,986
Merrill Lynch Capital Trust I Series K, 6.45%[b,d]	4,367,096	113,937,535
Merrill Lynch Capital Trust III, 7.38%[d]	3,109,335	84,480,632
Morgan Stanley, 6.88%[d]	3,676,557	104,561,281
Morgan Stanley Series A, 4.00% (3 mo. LIBOR US + 0.700%)[c]	4,753,770	107,625,353
Morgan Stanley Series E, 7.13%[d]	3,731,733	108,070,988
Morgan Stanley Series G, 6.63%	2,160,712	57,712,618
Morgan Stanley Series I, 6.38%[d]	4,321,819	120,362,659
Morgan Stanley Series K, 5.85%[d]	4,336,075	117,507,632
Northern Trust Corp. Series C, 5.85%	1,737,045	45,614,802
State Street Corp., 6.00%	3,244,198	85,841,479
State Street Corp. Series C, 5.25%[b]	2,162,234	54,488,297
State Street Corp. Series D, 5.90%[b,d]	3,249,329	89,226,574
State Street Corp. Series G, 5.35%[b,d]	2,161,982	58,632,952
Stifel Financial Corp. Series A, 6.25%	644,689	17,458,178
Virtus Investment Partners Inc. Series D, 7.25%[e]	122,833	12,516,683

		2,246,808,359
COMMERCIAL SERVICES & SUPPLIES — 0.49%
Pitney Bowes Inc., 6.70%	1,875,584	45,745,494
Stericycle Inc., 5.25%[e]	800,141	42,359,464

		88,104,958
CONSUMER FINANCE — 2.36%
Capital One Financial Corp. Series B, 6.00%	3,770,577	95,433,304
Capital One Financial Corp. Series C, 6.25%	2,153,907	56,389,285

Security	Shares	Value
Capital One Financial Corp. Series D, 6.70%	2,159,037	$57,905,373
Capital One Financial Corp. Series F, 6.20%[b]	2,154,307	58,230,918
Capital One Financial Corp. Series G, 5.20%	2,587,730	64,770,882
Capital One Financial Corp. Series H, 6.00%	2,154,096	57,988,264
Navient Corp., 6.00%	1,202,375	28,580,454

		419,298,480
DIVERSIFIED FINANCIAL SERVICES — 2.61%
Allied Capital Corp., 6.88%	985,201	25,102,922
Citigroup Capital XIII, 7.75% (3 mo. LIBOR US + 6.370%)[c]	9,683,796	266,110,714
Compass Diversified Holdings Series A, 7.25%	450,702	11,114,311
General Electric Co., 4.88%	6,451,552	161,094,033

		463,421,980
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.77%
Frontier Communications Corp. Series A, 11.13%[e]	2,084,355	22,552,721
Qwest Corp., 7.00%	4,089,769	97,155,146
Qwest Corp., 7.50%[b]	687,547	17,312,433

		137,020,300
ELECTRIC UTILITIES — 2.42%
Alabama Power Co. Series A, 5.00%	1,116,595	29,679,095
Duke Energy Corp., 5.13%[b]	2,207,008	55,947,653
NextEra Energy Capital Holdings Inc., 5.00%	1,998,521	49,883,084
NextEra Energy Capital Holdings Inc. Series I, 5.13%	2,213,219	55,264,079
PPL Capital Funding Inc. Series B, 5.90%[b]	2,038,088	52,154,672
SCE Trust II, 5.10%	1,276,025	30,841,524
SCE Trust III, 5.75%[d]	1,231,927	33,323,625

513

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2017

Security	Shares	Value
SCE Trust IV Series J, 5.38%[d]	1,445,928	$37,304,942
SCE Trust V Series K, 5.45%[d]	1,338,625	35,379,859
SCE Trust VI, 5.00%	2,079,444	49,948,245

		429,726,778
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.33%
Belden Inc., 6.75%[e]	562,875	58,004,269

		58,004,269
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.26%
American Homes 4 Rent Series D, 6.50%	1,063,449	29,117,234
American Homes 4 Rent Series E, 6.35%	942,390	25,246,628
American Homes 4 Rent Series F, 5.88%	634,000	16,205,040
American Homes 4 Rent Series G, 5.88%	472,271	11,887,061
American Tower Corp., 5.50%[e]	1,492,656	187,701,492
Ashford Hospitality Trust Inc. Series D, 8.45%	250,015	6,295,378
Ashford Hospitality Trust Inc. Series F, 7.38%	497,632	12,639,853
Ashford Hospitality Trust Inc. Series G, 7.38%	691,587	17,372,665
Boston Properties Inc., 5.25%[b]	977,249	24,743,945
CBL & Associates Properties Inc. Series D, 7.38%[b]	1,933,669	42,270,004
CBL & Associates Properties Inc. Series E, 6.63%	719,448	15,863,828
Cedar Realty Trust Inc. Series B, 7.25%	366,063	9,246,751
City Office REIT Inc. Series A, 6.63%	477,562	12,025,011
Colony NorthStar Inc. Series B, 8.25%	668,941	17,004,480
Colony NorthStar Inc. Series D, 8.50%	846,950	21,648,042
Colony NorthStar Inc. Series E, 8.75%	1,119,060	29,733,424

Security	Shares	Value
Colony NorthStar Inc. Series H, 7.13%	1,249,520	$31,250,495
Colony NorthStar Inc. Series I, 7.15%	1,283,831	32,326,865
Colony NorthStar Inc. Series J, 7.13%	1,176,374	29,444,641
CorEnergy Infrastructure Trust Inc. Series A, 7.38%	560,056	14,415,841
Crown Castle International Corp. Series A, 6.88%[e]	177,668	199,036,130
DDR Corp. Series A, 6.38%	786,667	20,689,342
Digital Realty Trust Inc., 6.63%	887,456	24,484,911
Digital Realty Trust Inc. Series G, 5.88%	1,177,285	30,008,995
Digital Realty Trust Inc. Series H, 7.38%	1,641,677	43,783,526
Digital Realty Trust Inc. Series I, 6.35%[b]	1,124,739	30,941,570
Digital Realty Trust Inc. Series J, 5.25%[b]	886,422	22,249,192
Equity Commonwealth, 5.75%	817,776	20,771,510
Farmland Partners Inc. Series B, 6.00%[b]	666,639	17,179,287
Hersha Hospitality Trust Series D, 6.50%	832,927	20,539,980
Hersha Hospitality Trust Series E, 6.50%	417,164	10,320,637
Kimco Realty Corp. Series I, 6.00%	792,492	19,962,873
Kimco Realty Corp. Series J, 5.50%	1,084,012	27,143,660
Kimco Realty Corp. Series K, 5.63%	820,011	20,590,476
Kimco Realty Corp. Series L, 5.13%	985,100	24,371,374
Monmouth Real Estate Investment Corp. Series C, 6.13%	932,568	23,351,503
National Retail Properties Inc. Series E, 5.70%	1,307,568	33,421,438
National Retail Properties Inc. Series F, 5.20%	1,517,492	38,073,874
Pennsylvania REIT Series C, 7.20%	745,485	19,308,062
Pennsylvania REIT Series D, 6.88%	512,327	12,864,531
PS Business Parks Inc. Series T, 6.00%	553,359	13,833,975
PS Business Parks Inc. Series W, 5.20%[b]	857,998	21,664,450

514

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2017

Security	Shares	Value
PS Business Parks Inc. Series X, 5.25%	873,886	$22,074,360
Public Storage Series A, 5.88%	883,338	23,434,957
Public Storage Series B, 5.40%[b]	1,335,094	34,298,565
Public Storage Series C, 5.13%[b]	902,245	22,980,180
Public Storage Series D, 4.95%[b]	1,425,472	35,665,309
Public Storage Series E, 4.90%	1,528,608	38,047,053
Public Storage Series F, 5.15%	1,095,192	27,401,704
Public Storage Series G, 5.05%	1,322,269	32,990,612
Public Storage Series U, 5.63%	1,293,950	32,529,903
Public Storage Series V, 5.38%	2,180,632	54,973,733
Public Storage Series W, 5.20%[b]	2,208,585	55,192,539
Public Storage Series X, 5.20%[b]	1,003,802	25,095,050
Public Storage Series Y, 6.38%	1,263,931	33,620,565
Public Storage Series Z, 6.00%[b]	1,276,240	33,756,548
RLJ Lodging Trust Series A, 1.95%[e]	1,441,476	38,934,267
Senior Housing Properties Trust, 5.63%	1,603,207	40,513,041
SL Green Realty Corp. Series I, 6.50%	1,012,971	25,405,313
UMH Properties Inc. Series C, 6.75%	619,164	16,816,494
Urstadt Biddle Properties Inc. Series H, 6.25%	423,664	11,078,814
VEREIT Inc. Series F, 6.70%	4,696,175	120,081,195
Vornado Realty Trust Series K, 5.70%	1,330,347	33,604,565
Vornado Realty Trust Series L, 5.40%	1,334,340	33,211,723
Washington Prime Group Inc. Series H, 7.50%	457,808	11,262,077
Welltower Inc., 6.50%[e]	1,579,004	94,534,970

		2,178,533,511
FOOD PRODUCTS — 1.57%
CHS Inc., 6.75%[b,d]	2,179,808	57,699,518
CHS Inc., 8.00%	1,348,926	40,562,205

Security	Shares	Value
CHS Inc. Series 1, 7.88%[b]	2,244,523	$64,687,153
CHS Inc. Series 2, 7.10%[d]	1,892,914	51,790,127
CHS Inc. Series 4, 7.50%	2,259,507	63,605,122

		278,344,125
HEALTH CARE EQUIPMENT & SUPPLIES — 1.59%
Becton Dickinson and Co. Series A, 6.13%[e]	4,870,431	281,997,955

		281,997,955
INSURANCE — 8.11%
Aegon NV, 6.38%[b]	4,313,107	111,364,423
Aegon NV, 6.50%	2,178,307	56,527,067
Aegon NV, 8.00%	2,282,391	60,551,833
Aegon NV Series 1, 4.00% (3 mo. LIBOR US + 0.875%)[c]	1,123,796	27,184,625
Allstate Corp. (The), 5.10%[d]	2,234,882	58,643,304
Allstate Corp. (The), 5.63%	1,304,076	33,384,346
Allstate Corp. (The) Series C, 6.75%	1,738,588	45,238,060
Allstate Corp. (The) Series E, 6.63%	3,285,478	86,243,797
Allstate Corp. (The) Series F, 6.25%	1,154,786	30,717,308
AmTrust Financial Services Inc. Series D, 7.50%	845,247	18,756,031
AmTrust Financial Services Inc. Series E, 7.75%	681,020	15,608,978
AmTrust Financial Services Inc. Series F, 6.95%	1,260,401	25,876,032
Arch Capital Group Ltd. Series C, 6.75%	437,412	10,930,926
Arch Capital Group Ltd. Series E, 5.25%	1,924,870	48,352,734
Arch Capital Group Ltd. Series F, 5.45%	873,891	22,144,398
Aspen Insurance Holdings Ltd., 5.63%	1,122,035	28,926,062
Aspen Insurance Holdings Ltd., 5.95%[d]	1,251,929	34,152,623

515

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2017

Security	Shares	Value
Assured Guaranty Municipal Holdings Inc., 6.25%[b]	1,054,723	$27,581,006
Axis Capital Holdings Ltd. Series D, 5.50%[b]	1,071,161	27,025,392
Axis Capital Holdings Ltd. Series E, 5.50%	2,380,316	59,912,554
Hartford Financial Services Group Inc. (The), 7.88%[d]	2,650,714	77,559,892
Maiden Holdings Ltd., 7.13%	704,768	17,210,435
Maiden Holdings Ltd. Series D, 6.70%	359,907	7,536,453
MetLife Inc. Series A, 4.00% (3 mo. LIBOR US + 1.000%)[b,c]	2,641,289	65,609,619
National General Holdings Corp. Series B, 7.50%	765,868	19,184,993
National General Holdings Corp. Series C, 7.50%	898,598	22,491,908
PartnerRe Ltd. Series G, 6.50%	74,315	1,999,073
PartnerRe Ltd. Series H, 7.25%	1,449,008	41,543,059
Prudential Financial Inc., 5.70%[b]	3,156,589	79,830,136
Prudential Financial Inc., 5.75%[b]	2,615,136	66,032,184
Prudential PLC, 6.50%[b]	1,285,346	33,534,677
Prudential PLC, 6.75%[b]	1,069,403	28,007,665
Reinsurance Group of America Inc., 6.20%[d]	1,835,168	50,503,823
RenaissanceRe Holdings Ltd. Series E, 5.38%	1,255,072	31,565,061
Selective Insurance Group Inc., 5.88%	919,558	23,154,470
Validus Holdings Ltd., 5.80%	1,110,317	28,446,322
Validus Holdings Ltd. Series A, 5.88%[b]	683,092	17,705,745

		1,441,037,014
MACHINERY — 0.75%
Rexnord Corp. Series A, 5.75%[e]	868,853	50,810,523
Stanley Black & Decker Inc., 5.75%	3,302,595	83,291,446

		134,101,969

Security	Shares	Value
MARINE — 0.49%
Costamare Inc. Series D, 8.75%	431,166	$11,137,018
Seaspan Corp. Series D, 7.95%	610,861	15,045,506
Seaspan Corp. Series E, 8.25%	618,403	15,348,762
Seaspan Corp. Series G, 8.20%	883,356	21,465,551
Seaspan Corp. Series H, 7.88%	1,002,929	23,709,242

		86,706,079
MORTGAGE REAL ESTATE INVESTMENT — 3.26%
AGNC Investment Corp. Series B, 7.75%	826,005	21,343,969
AGNC Investment Corp. Series C, 7.00%[d]	1,314,631	33,812,309
Annaly Capital Management Inc. Series C, 7.63%	1,314,012	33,494,166
Annaly Capital Management Inc. Series D, 7.50%	1,989,735	50,459,680
Annaly Capital Management Inc. Series E, 7.63%	1,321,907	33,378,152
Annaly Capital Management Inc. Series F, 6.95%[d]	3,116,320	80,463,382
Apollo Commercial Real Estate Finance Inc. Series C, 8.00%	811,764	20,951,629
ARMOUR Residential REIT Inc. Series B, 7.88%	636,035	15,913,596
Capstead Mortgage Corp. Series E, 7.50%	753,462	19,100,262
Chimera Investment Corp. Series A, 8.00%	659,823	17,036,630
Chimera Investment Corp. Series B, 8.00%[d]	1,427,952	36,841,162
CYS Investments Inc. Series B, 7.50%	940,967	23,317,162
Invesco Mortgage Capital Inc. Series C, 7.50%[d]	1,258,491	31,449,690
MFA Financial Inc. Series B, 7.50%	941,331	23,815,674
PennyMac Mortgage Investment Trust Series A, 8.13%[a,d]	195,919	4,943,036

516

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2017

Security	Shares	Value
PennyMac Mortgage Investment Trust Series B, 8.00%[a,d]	843,488	$21,239,028
Resource Capital Corp., 8.25%	576,342	14,402,786
Resource Capital Corp., 8.63%[d]	568,617	14,511,106
Two Harbors Investment Corp. Series A, 8.13%[d]	651,430	17,757,982
Two Harbors Investment Corp. Series B, 7.63%[b,d]	1,287,246	33,803,080
Wells Fargo Real Estate Investment Corp. Series A, 6.38%	1,161,527	30,768,850

		578,803,331
MULTI-UTILITIES — 0.06%
Just Energy Group Inc. Series A, 8.50%[d]	467,728	11,632,395

		11,632,395
OIL, GAS & CONSUMABLE FUELS — 2.73%
Blueknight Energy Partners LP Series A, 11.00%[d,e]	60,015	466,316
GasLog Partners LP Series A, 8.63%[d]	541,072	14,121,979
Hess Corp., 8.00%[e]	1,269,551	73,481,612
Kinder Morgan Inc/DE Series A, 9.75%[b,e]	3,473,088	131,838,420
NGL Energy Partners LP Series B, 9.00%[d]	830,084	20,254,050
NuStar Energy LP Series A, 8.50%[d]	1,004,788	24,968,982
NuStar Energy LP Series B, 7.63%[d]	1,691,732	38,317,730
NuStar Logistics LP, 7.63%[d]	1,790,083	44,752,075
Southwestern Energy Co. Series B, 6.25%	3,756,693	44,704,647
Teekay LNG Partners LP, 9.00%	574,956	14,517,639
Teekay Offshore Partners LP Series A, 7.25%	734,994	16,831,363
Teekay Offshore Partners LP Series B, 8.50%	570,241	14,170,489
Tsakos Energy Navigation Ltd. Series E, 9.25%[d]	508,964	12,876,789
WPX Energy Inc. Series A, 6.25%[e]	539,645	33,377,043

		484,679,134
PHARMACEUTICALS — 1.81%
Allergan PLC Series A, 5.50%[e]	548,953	321,823,696

		321,823,696
THRIFTS & MORTGAGE FINANCE — 0.35%
New York Community Bancorp Inc. Series A, 6.38%[d]	2,188,255	62,584,093

		62,584,093

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.67%
Telephone & Data Systems Inc., 5.88%[b]	923,716	$23,000,529
Telephone & Data Systems Inc., 6.88%[b]	1,007,939	25,510,936
Telephone & Data Systems Inc., 7.00%	1,316,844	33,289,816
U.S. Cellular Corp., 6.95%	1,508,714	38,079,941

		119,881,222

TOTAL PREFERRED STOCKS
(Cost: $17,471,845,365)		17,081,065,990

SHORT-TERM INVESTMENTS — 3.54%

MONEY MARKET FUNDS — 3.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[a,f,g]	38,289,602	38,293,431
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[a,f]	591,447,747	591,447,747

		629,741,178

TOTAL SHORT-TERM INVESTMENTS
(Cost: $629,739,383)		629,741,178

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $18,166,358,310)		17,775,090,980
Other Assets, Less Liabilities — (0.01)%		(2,259,494)

NET ASSETS — 100.00%		$17,772,831,486

[a]	Affiliate of the Fund.
[b]	All or a portion of this security is on loan.
[c]	Floating rate security. Rate shown is the rate in effect as of period end.
[d]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[e]	Convertible preferred stock.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

517

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,876,780	12,412,822	[a]	—	38,289,602	$38,293,431	$—	[b]	$(3,905)	$(8,556)
BlackRock Cash Funds: Treasury, SL Agency Shares	356,576,113	234,871,634	[a]	—	591,447,747	591,447,747	2,643,711		—	—
iShares 0-5 Year High Yield Corporate Bond ETF	—	308,480		—	308,480	14,538,662	202,535		—	(177,711)
iShares Core U.S. Aggregate Bond ETF	—	455,000		—	455,000	49,745,150	328,768		—	(312,039)
PennyMac Mortgage Investment Trust Series A, 8.13%	—	200,040		(4,121)	195,919	4,943,036	100,151		(103)	(47,494)
PennyMac Mortgage Investment Trust Series B, 8.00%	—	843,488		—	843,488	21,239,028	414,244		—	(163,035)
PNC Financial Services Group Inc. (The) Series P, 6.13%	6,222,991	271,000		—	6,493,991	183,779,945	7,223,288		—	(571,840)
PNC Financial Services Group Inc. (The) Series Q, 5.38%	1,969,964	106,000		—	2,075,964	52,625,687	2,017,271		—	813,576

						$956,612,686	$12,929,968		$(4,008)	$(467,099)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$64,283,812	$—	$—	$64,283,812
Preferred Stocks	17,081,065,990	—	—	17,081,065,990
Money Market Funds	629,741,178	—	—	629,741,178

Total	$17,775,090,980	$—	$—	$17,775,090,980

518

Schedule of Investments (Unaudited)

iSHARES® U.S. REAL ESTATE ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.35%

DIVERSIFIED REITS — 4.98%
Alexander & Baldwin Inc.	172,031	$4,772,140
Colony NorthStar Inc. Class Aa	2,043,405	23,315,251
Forest City Realty Trust Inc. Class Aa	999,106	24,078,455
Gramercy Property Trust[a]	601,788	16,043,668
Lexington Realty Trust	809,964	7,816,153
Liberty Property Trust	552,141	23,747,584
Spirit Realty Capital Inc.[a]	1,707,600	14,651,208
STORE Capital Corp.[a]	619,107	16,121,546
VEREIT Inc.	3,648,925	28,425,126
Washington REIT	296,620	9,230,814
WP Carey Inc.[a]	400,494	27,594,037

		195,795,982
HEALTH CARE REITS — 8.91%
HCP Inc.	1,757,078	45,824,594
Healthcare Realty Trust Inc.[a]	467,770	15,024,772
Healthcare Trust of America Inc. Class Aa	767,482	23,055,159
Medical Properties Trust Inc.[a]	1,363,978	18,795,617
National Health Investors Inc.[a]	155,339	11,709,454
Omega Healthcare Investors Inc.[a]	741,927	20,432,670
Physicians Realty Trust	670,398	12,060,460
Quality Care Properties Inc.[b]	355,513	4,909,634
Sabra Health Care REIT Inc.[a]	666,628	12,512,608
Senior Housing Properties Trust	911,275	17,450,916
Ventas Inc.	1,334,006	80,053,700
Welltower Inc.	1,387,202	88,461,872

		350,291,456
HOTEL & RESORT REITS — 4.75%
Apple Hospitality REIT Inc.	785,320	15,400,125
DiamondRock Hospitality Co.[a]	749,105	8,457,396
Hospitality Properties Trust	630,171	18,810,604
Host Hotels & Resorts Inc.[a]	2,771,976	55,023,724
LaSalle Hotel Properties[a]	423,469	11,886,775
Park Hotels & Resorts Inc.	603,441	17,348,929
Pebblebrook Hotel Trust[a]	257,860	9,584,656
RLJ Lodging Trust[a]	654,555	14,380,573

Security	Shares	Value
Ryman Hospitality Properties Inc.[a]	191,751	$13,234,654
Sunstone Hotel Investors Inc.[a]	844,093	13,952,857
Xenia Hotels & Resorts Inc.[a]	399,204	8,618,814

		186,699,107
INDUSTRIAL REITS — 5.37%
DCT Industrial Trust Inc.	348,878	20,507,049
Duke Realty Corp.	1,333,968	36,297,269
EastGroup Properties Inc.	129,956	11,485,511
First Industrial Realty Trust Inc.	448,935	14,127,985
Prologis Inc.	1,994,468	128,663,131

		211,080,945
MORTGAGE REITS — 4.54%
AGNC Investment Corp.	1,465,725	29,592,988
Annaly Capital Management Inc.	4,343,283	51,641,635
Blackstone Mortgage Trust Inc. Class Aa	396,464	12,758,211
Chimera Investment Corp.[a]	703,400	12,998,832
Invesco Mortgage Capital Inc.	421,882	7,522,156
MFA Financial Inc.[a]	1,484,750	11,759,220
New Residential Investment Corp.[a]	1,151,120	20,582,026
Starwood Property Trust Inc.[a]	977,598	20,871,717
Two Harbors Investment Corp.	653,574	10,627,113

		178,353,898
OFFICE REITS — 10.31%
Alexandria Real Estate Equities Inc.	358,560	46,824,350
Boston Properties Inc.	578,059	75,165,012
Brandywine Realty Trust	656,339	11,938,806
Columbia Property Trust Inc.[a]	448,125	10,284,469
Corporate Office Properties Trust	372,550	10,878,460
Cousins Properties Inc.	1,573,171	14,551,832
Douglas Emmett Inc.	596,860	24,507,072
Equity Commonwealth[a,b]	464,759	14,179,797
Highwoods Properties Inc.	386,770	19,690,461
Hudson Pacific Properties Inc.	581,720	19,923,910
JBG SMITH Properties	349,237	12,129,001
Kilroy Realty Corp.[a]	368,504	27,508,823
Mack-Cali Realty Corp.[a]	340,230	7,335,359
Paramount Group Inc.	764,371	12,115,280

519

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

December 31, 2017

Security	Shares	Value
Piedmont Office Realty Trust Inc. Class Aa	540,006	$10,589,518
SL Green Realty Corp.[a]	368,081	37,150,415
Vornado Realty Trust[a]	645,816	50,489,895

		405,262,460
REAL ESTATE DEVELOPMENT — 0.48%
Howard Hughes Corp. (The)[b]	145,575	19,109,630

		19,109,630
REAL ESTATE SERVICES — 2.23%
CBRE Group Inc. Class Aa,b	1,131,693	49,013,624
Jones Lang LaSalle Inc.	169,926	25,307,079
Realogy Holdings Corp.	504,266	13,363,049

		87,683,752
RESIDENTIAL REITS — 12.40%
American Campus Communities Inc.	511,044	20,968,135
American Homes 4 Rent Class A	943,073	20,596,714
Apartment Investment & Management Co. Class Aa	588,118	25,706,638
AvalonBay Communities Inc.	517,615	92,347,692
Camden Property Trust	347,147	31,958,353
Education Realty Trust Inc.[a]	285,977	9,986,317
Equity LifeStyle Properties Inc.[a]	328,991	29,286,779
Equity Residential	1,376,432	87,775,068
Essex Property Trust Inc.[a]	247,321	59,695,870
Mid-America Apartment Communities Inc.	425,648	42,803,163
Sun Communities Inc.	297,203	27,574,494
UDR Inc.	1,002,267	38,607,325

		487,306,548
RETAIL REITS — 14.89%
Acadia Realty Trust[a]	316,910	8,670,658
Brixmor Property Group Inc.	1,142,044	21,310,541
CBL & Associates Properties Inc.[a]	639,468	3,619,389
DDR Corp.[a]	1,156,337	10,360,780
Federal Realty Investment Trust[a]	271,720	36,087,133
GGP Inc.	2,338,650	54,701,023
Kimco Realty Corp.[a]	1,594,361	28,937,652
Kite Realty Group Trust	316,077	6,195,109

Security	Shares	Value
Macerich Co. (The)[a]	406,032	$26,668,182
National Retail Properties Inc.	569,491	24,562,147
Realty Income Corp.[a]	1,055,484	60,183,698
Regency Centers Corp.[a]	554,218	38,340,801
Retail Properties of America Inc. Class A	849,353	11,415,304
Simon Property Group Inc.	1,165,140	200,101,144
Tanger Factory Outlet Centers Inc.[a]	356,831	9,459,590
Taubman Centers Inc.[a]	227,434	14,881,007
Urban Edge Properties[a]	395,866	10,090,624
Washington Prime Group Inc.[a]	703,342	5,007,795
Weingarten Realty Investors	447,305	14,702,915

		585,295,492
SPECIALIZED REITS — 30.49%
American Tower Corp.[a]	1,607,533	229,346,733
CoreCivic Inc.	442,150	9,948,375
CoreSite Realty Corp.[a]	128,061	14,586,148
Crown Castle International Corp.	1,522,860	169,052,688
CubeSmart[a]	677,491	19,593,040
CyrusOne Inc.	341,970	20,357,474
Digital Realty Trust Inc.[a]	769,514	87,647,644
EPR Properties	240,070	15,714,982
Equinix Inc.	293,253	132,908,125
Extra Space Storage Inc.[a]	471,595	41,240,983
Four Corners Property Trust Inc.	231,731	5,955,487
Gaming and Leisure Properties Inc.	748,162	27,681,994
GEO Group Inc. (The)	463,882	10,947,615
Iron Mountain Inc.	1,055,000	39,805,150
Lamar Advertising Co. Class Aa	314,693	23,362,808
Life Storage Inc.[a]	174,309	15,525,703
Outfront Media Inc.	518,479	12,028,713
Potlatch Corp.[a]	151,913	7,580,459
Public Storage	561,046	117,258,614
Rayonier Inc.[a]	482,979	15,276,626
SBA Communications Corp.[b]	440,327	71,931,819
Uniti Group Inc.[a,b]	616,887	10,974,420
Weyerhaeuser Co.[a]	2,829,417	99,765,243

		1,198,490,843

TOTAL COMMON STOCKS
(Cost: $4,326,340,508)		3,905,370,113

520

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

December 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 6.11%

MONEY MARKET FUNDS — 6.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	237,766,094	$237,789,870
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[c,d]	2,590,065	2,590,065

		240,379,935

TOTAL SHORT-TERM INVESTMENTS
(Cost: $240,361,355)		240,379,935

Value

TOTAL INVESTMENTS IN SECURITIES — 105.46%
(Cost: $4,566,701,863)	$4,145,750,048
Other Assets, Less Liabilities — (5.46)%	(214,660,265)

NET ASSETS — 100.00%	$3,931,089,783

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	359,755,338	—		(121,989,244)[a]	237,766,094	$237,789,870	$—	[b]	$(11,950)	$(73,657)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	2,590,065	[a]	—	2,590,065	2,590,065	39,149		—	—

						$240,379,935	$39,149		$(11,950)	$(73,657)

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of December 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts DJ U.S. Real Estate	660	Mar 2018	$21,212	$(91,504)

521

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

December 31, 2017

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,905,370,113	$—	$—	$3,905,370,113
Money Market Funds	240,379,935	—	—	240,379,935

Total	$4,145,750,048	$—	$—	$4,145,750,048

Derivative financial instruments[a]
Liabilities
Futures Contracts	$(91,504)	$—	$—	$(91,504)

Total	$(91,504)	$—	$—	$(91,504)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

522

Schedule of Investments (Unaudited)

iSHARES® U.S. REGIONAL BANKS ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.76%

DIVERSIFIED BANKS — 14.83%
U.S. Bancorp.	2,018,564	$108,154,659

		108,154,659
REGIONAL BANKS — 82.97%
Associated Banc-Corp.	193,552	4,916,221
BancorpSouth Bank	107,867	3,392,417
Bank of Hawaii Corp.	54,357	4,658,395
Bank of the Ozarks Inc.	155,480	7,533,006
BankUnited Inc.	136,773	5,569,397
BB&T Corp.	1,010,133	50,223,813
BOK Financial Corp.	31,910	2,945,931
Cathay General Bancorp.	97,274	4,102,045
Citizens Financial Group Inc.	629,943	26,445,007
Comerica Inc.	222,679	19,330,764
Commerce Bancshares Inc.	120,240	6,714,202
Cullen/Frost Bankers Inc.	73,598	6,966,051
East West Bancorp. Inc.	185,071	11,257,869
F.N.B. Corp.	413,859	5,719,531
Fifth Third Bancorp.	903,423	27,409,854
First Financial Bankshares Inc.	85,250	3,840,513
First Horizon National Corp.	415,601	8,307,864
First Republic Bank/CA	201,989	17,500,327
Fulton Financial Corp.	224,228	4,013,681
Glacier Bancorp. Inc.	99,952	3,937,109
Hancock Holding Co.	109,064	5,398,668
Huntington Bancshares Inc./OH	1,384,040	20,151,622
IBERIABANK Corp.	68,975	5,345,562
International Bancshares Corp.	69,016	2,739,935
Investors Bancorp. Inc.	326,154	4,527,018
KeyCorp	1,376,939	27,772,860
M&T Bank Corp.	192,719	32,953,022
MB Financial Inc.	107,341	4,778,821
PacWest Bancorp.	165,090	8,320,536
People’s United Financial Inc.	443,341	8,290,477
PNC Financial Services Group Inc. (The)[a]	609,214	87,903,488
Popular Inc.	130,675	4,637,656
Prosperity Bancshares Inc.	88,975	6,234,478
Regions Financial Corp.	1,485,224	25,664,671
Signature Bank/New York NYb	68,735	9,434,566
SunTrust Banks Inc.	609,510	39,368,251
SVB Financial Group[b]	67,529	15,786,254
Synovus Financial Corp.	153,092	7,339,230

Security	Shares	Value
TCF Financial Corp.	220,142	$4,512,911
Texas Capital Bancshares Inc.[b,c]	63,544	5,649,062
Trustmark Corp.	86,321	2,750,187
UMB Financial Corp.	56,073	4,032,770
Umpqua Holdings Corp.	281,958	5,864,726
United Bankshares Inc./WV	134,431	4,671,477
Valley National Bancorp.	338,278	3,795,479
Webster Financial Corp.	117,891	6,620,759
Western Alliance Bancorp.[b]	124,264	7,035,828
Wintrust Financial Corp.	71,604	5,898,021
Zions Bancorp.	255,751	12,999,823

		605,262,155
THRIFTS & MORTGAGE FINANCE — 1.96%
Capitol Federal Financial Inc.	176,099	2,361,488
New York Community Bancorp. Inc.	626,181	8,152,877
Washington Federal Inc.	111,641	3,823,704

		14,338,069

TOTAL COMMON STOCKS
(Cost: $668,036,891)		727,754,883

SHORT-TERM INVESTMENTS — 0.35%

MONEY MARKET FUNDS — 0.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[a,d,e]	2,001,394	2,001,594
BlackRock Cash Funds: Treasury, SL Agency Shares
1.21%[a,d]	569,149	569,149

		2,570,743

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,570,743)		2,570,743

TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $670,607,634)		730,325,626
Other Assets, Less Liabilities — (0.11)%		(822,441)

NET ASSETS — 100.00%		$729,503,185

[a]	Affiliate of the Fund.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

523

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REGIONAL BANKS ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,312,152	689,242	[a]	—	2,001,394	$2,001,594	$—	[b]	$231	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	544,215	24,934	[a]	—	569,149	569,149	5,075		—	—
PNC Financial Services Group Inc. (The)	695,371	110,127		(196,284)	609,214	87,903,488	1,317,319		5,147,370	9,562,915

						$90,474,231	$1,322,394		$5,147,601	$9,562,915

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$727,754,883	$—	$—	$727,754,883
Money Market Funds	2,570,743	—	—	2,570,743

Total	$730,325,626	$—	$—	$730,325,626

524

Schedule of Investments (Unaudited)

iSHARES® U.S. TELECOMMUNICATIONS ETF

December 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.92%

DIVERSIFIED TELECOMMUNICATION SERVICES — 70.91%
AT&T Inc.	1,592,955	$61,934,090
ATN International Inc.	224,848	12,425,100
Cincinnati Bell Inc.[a,b]	676,529	14,105,630
Consolidated Communications Holdings Inc.	1,088,640	13,270,522
Frontier Communications Corp.[a]	1,219,343	8,242,759
General Communication Inc. Class Aa,b	363,550	14,185,721
Globalstar Inc.[a,b]	8,859,967	11,606,557
Iridium Communications Inc.[a,b]	1,171,470	13,823,346
ORBCOMM Inc.[a,b]	1,274,625	12,975,682
Straight Path Communications Inc. Class Bb	84,005	15,271,269
Verizon Communications Inc.	1,114,628	58,997,260
Vonage Holdings Corp.[a,b]	1,724,729	17,540,494
Windstream Holdings Inc.[a]	5,576,462	10,316,455

		264,694,885
WIRELESS TELECOMMUNICATION SERVICES — 29.01%
Boingo Wireless Inc.[a,b]	1	22
Shenandoah Telecommunications Co.	454,560	15,364,128
Spok Holdings Inc.	660,374	10,334,853
Sprint Corp.[a,b]	3,539,116	20,845,393
T-Mobile U.S. Inc.[b]	483,300	30,694,383
Telephone & Data Systems Inc.	670,157	18,630,365
U.S. Cellular Corp.[a,b]	329,984	12,417,298

		108,286,442

TOTAL COMMON STOCKS
(Cost: $445,988,998)		372,981,327

Security	Shares	Value
SHORT-TERM INVESTMENTS — 14.57%

MONEY MARKET FUNDS — 14.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.53%[c,d,e]	54,372,063	$54,377,501

		54,377,501

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,374,436)		54,377,501

TOTAL INVESTMENTS IN SECURITIES — 114.49%
(Cost: $500,363,434)		427,358,828
Other Assets, Less Liabilities — (14.49)%		(54,098,350)

NET ASSETS — 100.00%		$373,260,478

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

525

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TELECOMMUNICATIONS ETF

December 31, 2017

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 12/31/17	Value at 12/31/17	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	72,519,744	—	(18,147,681)[a]	54,372,063	$54,377,501	$—	[b]	$(787)	$(20,639)
BlackRock Cash Funds: Treasury, SL Agency Shares	378,325	—	(378,325)[a]	—	—	3,241		—	—
NII Holdings Inc.	7,825,935	2,061,758	(9,887,693)	—	—	—		(27,920,143)	22,986,824

					$54,377,501	$3,241		$(27,920,930)	$22,966,185

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$372,981,327	$—	$—	$372,981,327
Money Market Funds	54,377,501	—	—	54,377,501

Total	$427,358,828	$—	$—	$427,358,828

526

Item 2.	Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	March 1, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 1, 2018